Due to size constraints, this filing is being made in two related submissions.  This submission is the first of the two related submissions.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number

811-07572

Principal Funds, Inc.

(Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50392-2080
(Address of principal executive offices)	(Zip code)

Principal Management Corporation, Principal Financial Group, Des Moines, IA 50392-2080 (Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783
Date of fiscal year end:	October 31, 2012
Date of reporting period:	April 30, 2012

ITEM 1 – REPORT TO STOCKHOLDERS

Principal Funds

Retirement, Institutional, & J Share Classes

Semiannual Report

April 30, 2012

PRIVACY NOTICE

This Notice is provided on behalf of the following
companies of the Principal Financial Group:

Principal Life Insurance Company
Principal National Life Insurance Company
Princor Financial Services Corporation
Principal Trust Company
Principal Global Investors, LLC
Principal Global Investors Trust
Principal Real Estate Investors, LLC
Principal Commercial Acceptance, LLC
Principal Commercial Funding, LLC
Principal Green Fund I, LP / PGF GP, LLC
Spectrum Asset Management, Inc.
Principal Variable Contracts Funds, Inc.
Principal Life Insurance Company Variable Life Separate Account
Principal National Life Insurance Company Variable Life Separate Account
Principal Life Insurance Company Separate Account B
Principal Funds, Inc. / Principal Funds Distributor, Inc.
Employers Dental Services, Inc. / Principal Dental Services, Inc.
JF Molloy & Associates, Inc. / Principal Wellness Company

PROTECTING YOUR PRIVACY	HOW WE SHARE INFORMATION

This Notice is required by law. It tells how we handle	Within the Principal Financial Group
personal information.
We may share personal information about you or about
This Notice applies to:	former customers, plan participants or beneficiaries within
x	people who own or apply for our products or services	the Principal Financial Group for several reasons, including:
for personal use.	x	to assist us in providing service;
x	employee benefit plan participants and beneficiaries.	x	to help design and improve products; or
Please note that in this Notice, “you” refers to only these	x	with your consent, at your request or as allowed
people. The Notice does not apply to an employer plan	by law.
sponsor or group policyholder.

WE PROTECT INFORMATION WE COLLECT ABOUT YOU	With Others
We follow strict standards to safeguard personal information.	In the course of doing business we may share data with
These standards include limiting access to data and regularly	others. This could include personal information about you or
testing our security technology.	about former customers, plan participants or beneficiaries.
Personal information may be shared with others for the
HOW WE COLLECT INFORMATION	following reasons:
We collect data about you as we do business with you.	x	in response to a subpoena,
Some of the sources of this data are as follows:	x	to prevent fraud,
x Information we obtain when you apply or enroll for	x	to comply with inquiries from government agencies
products or services. You may provide facts such as	or other regulators, or
your name; address; Social Security number; financial
status; and, when applicable, health history.	x	for other legal purposes.

x Information we obtain from others. This may include	We also may share personal information:
claim reports, medical records, when applicable, credit
reports, property values and similar data.	x	with others that service your accounts, or that
x Information we obtain through our transactions and	perform services on our behalf;
experience with you. This includes your claims history,	x	with others with whom we may have joint marketing
payment and investment records, and account values	agreements. These include financial services
and balances.	companies (such as other insurance companies,
x Information we obtain through the Internet. This	banks or mutual fund companies); and
includes data from online forms you complete. It also	x	with other companies with your consent, at your
includes data we collect when you visit our websites.	request or as allowed by law.

MM 2458-10	02/2012	Page 1 of 2	F445PS	-12

MEDICAL INFORMATION	MORE INFORMATION
We do not share medical information among companies of the	You may write to us if you have questions about our Privacy
Principal Financial Group or with others except:	Notice. Contact our Privacy Officer at P.O. Box 14582,
x when needed to service your policies, accounts,	Des Moines, Iowa 50306-3582.
claims or contracts;

x when laws protecting your privacy permit it; or	Receipt of this notice does not mean your application has been
x when you consent.	accepted.
ACCURACY OF INFORMATION	We may change our privacy practices at times.We will give
you a revised notice when required by law.
We strive for accurate records. Please tell us if you receive
any incorrect materials from us. We will make the	Our privacy practices comply with all applicable laws.If a
appropriate changes.	state’s privacy law sare more restrictive than those stated in
COMPANIES WITHIN THE PRINCIPAL FINANCIAL	this Notice, we comply with those laws.
GROUP	Your agent, broker,registered representative,consultant or
Several companies within the Principal Financial Group are	advisor may have a different privacy policy.
listed at the top of this Notice. The companies of the Principal
Financial Group are leading providers of retirement savings,	1-800-986-3343
investment, and insurance products.

MM 2458-10	02/2012	Page 2 of 2	F456PS	-12

CALIFORNIA PRIVACY NOTICE

This Notice is provided on behalf of the following
companies of the Principal Financial Group:

Principal Life Insurance Company
Principal National Life Insurance Company
Princor Financial Services Corporation
Principal Trust Company
Principal Global Investors, LLC
Principal Global Investors Trust
Principal Real Estate Investors, LLC
Principal Commercial Acceptance, LLC
Principal Commercial Funding, LLC
Principal Green Fund I, LP / PGF GP, LLC
Spectrum Asset Management, Inc.
Principal Variable Contracts Funds, Inc.
Principal Life Insurance Company Variable Life Separate Account
Principal National Life Insurance Company Variable Life Separate Account
Principal Life Insurance Company Separate Account B
Principal Funds, Inc. / Principal Funds Distributor, Inc.
Employers Dental Services, Inc. / Principal Dental Services, Inc.
JF Molloy & Associates, Inc. / Principal Wellness Company

PROTECTING YOUR PRIVACY	HOW WE SHARE INFORMATION
This Notice is required by law. It tells how we handle personal	We may share personal information about you or about former
information.	customers, plan participants or beneficiaries among companies
This Notice applies to individual residents of California who:	within the Principal Financial Group or with others for several reasons, including:
x own or apply for our products or services for personal
use.	x to assist us in servicing your account;
x are employee benefit plan participants and beneficiaries.	x to protect against potential identity theft or
unauthorized transactions;
Please note that in this Notice, “you” refers to only these
people. The Notice does not apply to an employer plan sponsor	x to comply with inquiries from government agencies or other
or group policyholder.	regulators, or for other legal purposes;
x with your consent, at your request or as allowed by law.
WE PROTECT INFORMATION WE COLLECT ABOUT YOU
We follow strict standards to protect personal information.	MEDICAL INFORMATION
These standards include limiting access to data and regularly	We do not share medical information among companies of the
testing our security technology.	Principal Financial Group or with others except:
HOW WE COLLECT INFORMATION	x when needed to service your policies, accounts, claims
We collect data about you as we do business with you. Some of	or contracts;
the sources of this data are as follows:	x when laws protecting your privacy permit it; or
x Information we obtain when you apply or enroll for	x when you consent.
products or services. You may provide facts such as your
name; address; Social Security number; financial status;	ACCURACY OF INFORMATION
and, when applicable, health history.	We strive for accurate records. Please tell us if you receive any
x Information we obtain from others. This may include	incorrect materials from us. We will make the appropriate
claim reports, medical records, credit reports and similar	changes.
data.
x Information we obtain through our transactions and	COMPANIES WITHIN THE PRINCIPAL FINANCIAL
experience with you. This includes your claims history,	GROUP
payment and investment records, and account values.	Several companies within the Principal Financial Group are
x Information we obtain through the Internet. This	listed at the top of this Notice. The companies of the Principal
includes data from online forms you complete. It also	Financial Group are leading providers of retirement savings,
includes data we receive when you visit our website.	investment, and insurance products.

BB 9338-9 02/2012 Page 1 of 2 F445CA-9

MORE INFORMATION You may write to us if you have questions about our Privacy Notice. Contact our Privacy Officer at P.O. Box 14582, Des Moines, Iowa 50306-3582.	Our privacy practicescomplywith allapplicablelaws. Your agent, broker,registeredrepresentative,consultantor advisor may have adifferent privacy policy. 1-800-986-3343
Receipt of this noticedoesnotmeanyourapplication has been accepted. We may change our privacy practices at times.We will give you a revised notice when required by law.

BB 9338-9 02/2012 Page 2 of 2 F456CA-9

Table of contents

Financial Statements	1
Notes to Financial Statements	90
Schedules of Investments	133
Financial Highlights (Includes performance information)	402
Shareholder Expense Example	508
Supplemental Information	516

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2012 (unaudited)

	Bond & Mortgage		Core Plus	Diversified
Amounts in thousands, except per share amounts	Securities Fund		Bond Fund I	International Fund
Investment in securities--at cost	$2,179,326		$3,544,725	$2,854,563
Foreign currency--at cost	$379		$15	$6,453
Assets
Investment in securities--at value	$2,242,947		$3,687,391	$3,119,767
Foreign currency--at value	387		16	6,458
Cash	715		6,360	–
Deposits with counterparty	–		71	–
Receivables:
Dividends and interest	15,162		22,057	15,271
Expense reimbursement from Manager	19		–	9
Expense reimbursement from Distributor	33		–	32
Foreign currency contracts	1		3,111	–
Fund shares sold	6,126		399	1,480
Investment securities sold	77,745		105,073	36,101
Swap premiums paid	4,059		885	–
Unrealized gain on swap agreements	–		4,835	–
Variation margin on futures contracts	–		213	–
Other assets	9		2	5
Prepaid expenses	–		41	–
Total Assets	2,347,203		3,830,454	3,179,123
Liabilities
Accrued management and investment advisory fees	876		1,469	2,136
Accrued administrative service fees	10		4	10
Accrued distribution fees	130		9	159
Accrued service fees	35		16	42
Accrued transfer agent fees	184		33	404
Accrued directors' expenses	1		1	8
Accrued other expenses	–		–	172
Cash overdraft	–		–	1,159
Payables:
Dividends payable	5,858		–	–
Foreign currency contracts	89		4,096	–
Fund shares redeemed	1,884		1,677	1,378
Investment securities purchased	277,303		543,486	51,413
Options and swaptions contracts written (premiums received $0, $6,041 and $0)	–		1,649	–
Short sales (proceeds received $0, $5,907 and $0)	–		5,940	–
Swap premiums received	–		8,727	–
Unrealized loss on swap agreements	1,757		2,051	–
Total Liabilities	288,127		569,158	56,881
Net Assets Applicable to Outstanding Shares	$2,059,076		$3,261,296	$3,122,242
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$2,187,596		$3,091,802	$3,612,041
Accumulated undistributed (overdistributed) net investment income (loss)	(2,576)		30,897	18,626
Accumulated undistributed (overdistributed) net realized gain (loss)	(187,727)		(12,589)	(773,848)
Net unrealized appreciation (depreciation) of investments	61,864		152,134	265,204
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	(81)		(948)	219
Total Net Assets	$2,059,076		$3,261,296	$3,122,242
Capital Stock (par value: $.01 a share):
Shares authorized	720,000		580,000	1,210,000
Net Asset Value Per Share:
Class A: Net Assets	$132,929		N/A	$246,246
Shares Issued and Outstanding	12,248			25,009
Net Asset Value per share	$10.85			$9.85
Maximum Offering Price	$11.27			$10.42
Class B: Net Assets	$4,890		N/A	$8,899

Net Shares Asset Issued Value and per Outstanding share	$10.88 450	(a)		$9.86 903	(a)
Class C: Net Assets	$7,567		N/A	$10,513

Net Shares Asset Issued Value and per Outstanding share	$10.85 697	(a)		$1,065 9.87	(a)
Class J: Net Assets	$199,523		N/A	$194,148

Net Shares Asset Issued Value and per Outstanding share	$18,280 10.91	(a)		$19,933 9.74	(a)
Class P: Net Assets	N/A		N/A	$810
Shares Issued and Outstanding				83
Net Asset Value per share				$9.79
Institutional: Net Assets	$1,544,855		$3,181,489	$2,455,525
Shares Issued and Outstanding	142,408		281,890	250,369
Net Asset Value per share	$10.85		$11.29	$9.81
R-1: Net Assets	$11,172		$3,310	$8,976
Shares Issued and Outstanding	1,031		296	918
Net Asset Value per share	$10.84		$11.20	$9.78
R-2: Net Assets	$19,999		$7,277	$15,031
Shares Issued and Outstanding	1,860		649	1,542
Net Asset Value per share	$10.75		$11.21	$9.75
R-3: Net Assets	$40,226		$24,518	$58,688
Shares Issued and Outstanding	3,727		2,183	5,991
Net Asset Value per share	$10.79		$11.23	$9.80
R-4: Net Assets	$35,251		$13,327	$44,845
Shares Issued and Outstanding	3,212		1,181	4,516
Net Asset Value per share	$10.97		$11.28	$9.93
R-5: Net Assets	$62,664		$31,375	$78,561
Shares Issued and Outstanding	5,801		2,784	7,928
Net Asset Value per share	$10.80		$11.27	$9.91

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2012 (unaudited)

	Equity		Global Diversified		Global Real Estate
Amounts in thousands, except per share amounts	Income Fund		Income Fund		Securities Fund
Investment in securities--at cost	$3,497,880		$3,612,749		$724,503
Foreign currency--at cost	$–		$1,405		$11,147
Assets
Investment in securities--at value	$4,292,544		$3,690,787		$761,104
Foreign currency--at value	–		1,404		11,311
Cash	127		94,784		8,059
Receivables:
Dividends and interest	6,075		49,812		1,071
Foreign currency contracts	–		–		1,350
Fund shares sold	2,211		46,021		291
Investment securities sold	–		3,255		3,947
Other assets	3		–		–
Prepaid directors' expenses	–		4		–
Prepaid expenses	127		319		3
Total Assets	4,301,087		3,886,386		787,136
Liabilities
Accrued management and investment advisory fees	1,735		2,264		515
Accrued administrative service fees	4		–		–
Accrued distribution fees	306		1,096		6
Accrued service fees	22		–		–
Accrued transfer agent fees	522		313		41
Accrued directors' expenses	–		–		1
Payables:
Dividends payable	–		15,545		–
Foreign currency contracts	–		430		1,352
Fund shares redeemed	4,348		7,046		771
Investment securities purchased	3,181		38,945		4,574
Options and swaptions contracts written (premiums received $0, $5,385 and $0)	–		6,823		–
Total Liabilities	10,118		72,462		7,260
Net Assets Applicable to Outstanding Shares	$4,290,969		$3,813,924		$779,876
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$4,143,965		$3,693,301		$751,055
Accumulated undistributed (overdistributed) net investment income (loss)	24,048		17,910		(669)
Accumulated undistributed (overdistributed) net realized gain (loss)	(671,708)		26,535		(7,287)
Net unrealized appreciation (depreciation) of investments	794,664		76,600		36,601
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–		(422)		176
Total Net Assets	$4,290,969		$3,813,924		$779,876
Capital Stock (par value: $.01 a share):
Shares authorized	930,000		525,000		400,000
Net Asset Value Per Share:
Class A: Net Assets	$693,796		$1,396,740		$15,169
Shares Issued and Outstanding	36,123		103,126		2,067
Net Asset Value per share	$19.21		$13.54		$7.34
Maximum Offering Price	$20.33		$14.07		$7.77
Class B: Net Assets	$79,602		N/A		N/A
Shares Issued and Outstanding	4,181
Net Asset Value per share	$19.04	(a)
Class C: Net Assets	$109,506		$1,035,219		$3,361
Shares Issued and Outstanding	5,819		76,723		467
Net Asset Value per share	$18.82	(a)	$13.49	(a)	$7.19 (a)
Class P: Net Assets	$39,962		$714,336		$4,509
Shares Issued and Outstanding	2,080		52,938		584
Net Asset Value per share	$19.21		$13.49		$7.72
Institutional: Net Assets	$3,258,340		$667,629		$756,837
Shares Issued and Outstanding	169,487		49,441		97,956
Net Asset Value per share	$19.22		$13.50		$7.73
R-1: Net Assets	$2,754		N/A		N/A
Shares Issued and Outstanding	144
Net Asset Value per share	$19.15
R-2: Net Assets	$4,877		N/A		N/A
Shares Issued and Outstanding	254
Net Asset Value per share	$19.20
R-3: Net Assets	$35,837		N/A		N/A
Shares Issued and Outstanding	1,870
Net Asset Value per share	$19.16
R-4: Net Assets	$20,385		N/A		N/A
Shares Issued and Outstanding	1,062
Net Asset Value per share	$19.19
R-5: Net Assets	$45,910		N/A		N/A
Shares Issued and Outstanding	2,390
Net Asset Value per share	$19.21

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2012 (unaudited)

	Government &
	High Quality
Amounts in thousands, except per share amounts	Bond Fund		High Yield Fund		High Yield Fund I
Investment in securities--at cost	$1,739,127		$3,876,696		$1,115,640
Assets
Investment in securities--at value	$1,798,548		$3,885,680		$1,133,514
Cash	10		1,473		8,579
Receivables:
Dividends and interest	7,557		67,931		21,578
Expense reimbursement from Manager	12		2		–
Expense reimbursement from Distributor	59		–		–
Fund shares sold	7,175		28,049		618
Investment securities sold	–		30,024		144,930
Unrealized gain on swap agreements	–		3,118		–
Other assets	19		–		–
Prepaid expenses	10		268		30
Total Assets	1,813,390		4,016,545		1,309,249
Liabilities
Accrued management and investment advisory fees	730		1,571		697
Accrued administrative service fees	4		–		–
Accrued distribution fees	236		878		–
Accrued service fees	12		–		–
Accrued transfer agent fees	278		1,164		4
Accrued directors' expenses	1		3		1
Payables:
Dividends payable	5,211		19,884		–
Fund shares redeemed	988		9,055		461
Investment securities purchased	17,041		161,450		13,850
Swap premiums received	–		5,502		–
Unrealized loss on swap agreements	–		250		–
Total Liabilities	24,501		199,757		15,013
Net Assets Applicable to Outstanding Shares	$1,788,889		$3,816,788		$1,294,236
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$1,798,053		$3,780,926		$1,218,581
Accumulated undistributed (overdistributed) net investment income (loss)	(7,251)		(5,448)		31,703
Accumulated undistributed (overdistributed) net realized gain (loss)	(61,334)		29,463		26,078
Net unrealized appreciation (depreciation) of investments	59,421		11,852		17,874
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–		(5)		–
Total Net Assets	$1,788,889		$3,816,788		$1,294,236
Capital Stock (par value: $.01 a share):
Shares authorized	955,000		1,050,000		300,000
Net Asset Value Per Share:
Class A: Net Assets	$452,212		$1,865,983		N/A
Shares Issued and Outstanding	39,945		243,198
Net Asset Value per share	$11.32		$7.67
Maximum Offering Price	$11.58		$7.97
Class B: Net Assets	$12,947		$46,411		N/A
Shares Issued and Outstanding	1,145		6,017
Net Asset Value per share	$11.31	(a)	$7.71	(a)
Class C: Net Assets	$91,720		$569,498		N/A
Shares Issued and Outstanding	8,111		73,665
Net Asset Value per share	$11.31	(a)	$7.73	(a)
Class J: Net Assets	$137,286		N/A		N/A
Shares Issued and Outstanding	12,112
Net Asset Value per share	$11.33	(a)
Class P: Net Assets	$16,932		$531,241		N/A
Shares Issued and Outstanding	1,493		69,204
Net Asset Value per share	$11.34		$7.67
Institutional: Net Assets	$1,016,214		$803,655		$1,294,236
Shares Issued and Outstanding	89,733		105,211		120,293
Net Asset Value per share	$11.32		$7.64		$10.76
R-1: Net Assets	$3,947		N/A		N/A
Shares Issued and Outstanding	348
Net Asset Value per share	$11.33
R-2: Net Assets	$6,105		N/A		N/A
Shares Issued and Outstanding	539
Net Asset Value per share	$11.33
R-3: Net Assets	$22,065		N/A		N/A
Shares Issued and Outstanding	1,948
Net Asset Value per share	$11.33
R-4: Net Assets	$11,073		N/A		N/A
Shares Issued and Outstanding	977
Net Asset Value per share	$11.33
R-5: Net Assets	$18,388		N/A		N/A
Shares Issued and Outstanding	1,622
Net Asset Value per share	$11.34

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2012 (unaudited)

					International
			Inflation		Emerging
Amounts in thousands, except per share amounts	Income Fund		Protection Fund		Markets Fund
Investment in securities--at cost	$1,782,863		$766,828		$1,517,395
Foreign currency--at cost	$–		$1		$3,111
Assets
Investment in securities--at value	$1,899,123		$790,996		$1,651,631
Foreign currency--at value	–		1		3,163
Cash	–		7,931		–
Receivables:
Dividends and interest	21,001		2,305		4,115
Expense reimbursement from Manager	–		8		4
Expense reimbursement from Distributor	11		2		29
Foreign tax refund	–		–		6
Fund shares sold	8,183		749		1,288
Investment securities sold	8,171		–		8,074
Unrealized gain on swap agreements	–		443		–
Variation margin on futures contracts	–		85		–
Prepaid expenses	41		23		–
Total Assets	1,936,530		802,543		1,668,310
Liabilities
Accrued management and investment advisory fees	756		256		1,580
Accrued administrative service fees	1		1		6
Accrued distribution fees	161		18		123
Accrued service fees	6		3		24
Accrued transfer agent fees	195		19		254
Accrued directors' expenses	–		3		3
Accrued other expenses	–		–		393
Cash overdraft	37		–		924
Payables:
Dividends payable	6,773		–		–
Fund shares redeemed	787		494		1,719
Investment securities purchased	46,980		75		9,566
Unrealized loss on swap agreements	–		537		–
Variation margin on futures contracts	–		62		–
Total Liabilities	55,696		1,468		14,592
Net Assets Applicable to Outstanding Shares	$1,880,834		$801,075		$1,653,718
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$1,826,401		$790,190		$1,609,826
Accumulated undistributed (overdistributed) net investment income (loss)	(10,450)		2,190		3,649
Accumulated undistributed (overdistributed) net realized gain (loss)	(51,379)		(16,264)		(93,965)
Net unrealized appreciation (depreciation) of investments	116,260		24,959		134,236
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	2		–		(28)
Total Net Assets	$1,880,834		$801,075		$1,653,718
Capital Stock (par value: $.01 a share):
Shares authorized	980,000		780,000		555,000
Net Asset Value Per Share:
Class A: Net Assets	$298,014		$25,084		$118,487
Shares Issued and Outstanding	30,740		2,795		4,718
Net Asset Value per share	$9.69		$8.97		$25.11
Maximum Offering Price	$9.91		$9.32		$26.57
Class B: Net Assets	$16,282		N/A		$9,011
Shares Issued and Outstanding	1,673				377
Net Asset Value per share	$9.73	(a)			$23.90	(a)
Class C: Net Assets	$71,407		$7,339		$13,455
Shares Issued and Outstanding	7,330		829		552
Net Asset Value per share	$9.74	(a)	$8.85	(a)	$24.38	(a)
Class J: Net Assets	$71,380		$14,834		$176,498
Shares Issued and Outstanding	7,348		1,682		7,279
Net Asset Value per share	$9.71	(a)	$8.82	(a)	$24.25	(a)
Class P: Net Assets	$11,934		N/A		$2,695
Shares Issued and Outstanding	1,229				108
Net Asset Value per share	$9.71				$24.91
Institutional: Net Assets	$1,381,736		$740,577		$1,212,937
Shares Issued and Outstanding	142,187		82,827		48,642
Net Asset Value per share	$9.72		$8.94		$24.94
R-1: Net Assets	$396		$1,485		$6,175
Shares Issued and Outstanding	41		169		249
Net Asset Value per share	$9.72		$8.76		$24.82
R-2: Net Assets	$934		$1,177		$10,671
Shares Issued and Outstanding	96		134		433
Net Asset Value per share	$9.73		$8.78		$24.63
R-3: Net Assets	$11,745		$5,610		$42,610
Shares Issued and Outstanding	1,207		636		1,723
Net Asset Value per share	$9.73		$8.82		$24.73
R-4: Net Assets	$3,928		$1,572		$24,695
Shares Issued and Outstanding	404		178		991
Net Asset Value per share	$9.72		$8.85		$24.91
R-5: Net Assets	$13,078		$3,397		$36,484
Shares Issued and Outstanding	1,347		382		1,461
Net Asset Value per share	$9.71		$8.89		$24.98

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2012 (unaudited)

	International	LargeCap		LargeCap
Amounts in thousands, except per share amounts	Fund I	Blend Fund II		Growth Fund
Investment in securities--at cost	$1,109,151	$887,640		$1,774,523
Foreign currency--at cost	$1,665	$–		$–
Assets
Investment in securities--at value	$1,173,907	$1,054,249		$2,407,753
Foreign currency--at value	1,669	–		–
Cash	10,505	1,573		10
Deposits with counterparty	3,551	1,600		–
Receivables:
Dividends and interest	6,619	1,111		1,885
Expense reimbursement from Manager	30	16		4
Expense reimbursement from Distributor	–	16		8
Fund shares sold	145	244		1,926
Investment securities sold	642	10,371		28,040
Other assets	–	–		12
Prepaid expenses	–	23		–
Total Assets	1,197,068	1,069,203		2,439,638
Liabilities
Accrued management and investment advisory fees	945	637		1,267
Accrued administrative service fees	3	4		8
Accrued distribution fees	5	45		117
Accrued service fees	7	15		43
Accrued transfer agent fees	35	65		470
Accrued directors' expenses	4	5		3
Accrued other expenses	137	–		21
Payables:
Fund shares redeemed	4,193	991		3,445
Investment securities purchased	1,113	11,161		14,369
Variation margin on futures contracts	256	89		–
Total Liabilities	6,698	13,012		19,743
Net Assets Applicable to Outstanding Shares	$1,190,370	$1,056,191		$2,419,895
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$1,649,000	$980,098		$1,965,911
Accumulated undistributed (overdistributed) net investment income (loss)	7,985	3,650		1,253
Accumulated undistributed (overdistributed) net realized gain (loss)	(531,921)	(94,699)		(180,499)
Net unrealized appreciation (depreciation) of investments	65,207	167,142		633,230
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	99	–		–
Total Net Assets	$1,190,370	$1,056,191		$2,419,895
Capital Stock (par value: $.01 a share):
Shares authorized	330,000	490,000		1,220,000
Net Asset Value Per Share:
Class A: Net Assets	N/A	N/A		$318,088
Shares Issued and Outstanding				35,647
Net Asset Value per share				$8.92
Maximum Offering Price				$9.44
Class B: Net Assets	N/A	N/A		$10,551
Shares Issued and Outstanding				1,261
Net Asset Value per share				$8.37	(a)
Class C: Net Assets	N/A	N/A		$11,759
Shares Issued and Outstanding				1,373
Net Asset Value per share				$8.56	(a)
Class J: Net Assets	N/A	$99,842		$48,459
Shares Issued and Outstanding		9,760		5,672
Net Asset Value per share		$10.23	(a)	$8.54	(a)
Class P: Net Assets	N/A	N/A		$1,209
Shares Issued and Outstanding				132
Net Asset Value per share				$9.13
Institutional: Net Assets	$1,155,512	$882,427		$1,821,936
Shares Issued and Outstanding	108,196	83,985		199,031
Net Asset Value per share	$10.68	$10.51		$9.15
R-1: Net Assets	$4,574	$3,018		$16,171
Shares Issued and Outstanding	430	288		1,850
Net Asset Value per share	$10.64	$10.47		$8.74
R-2: Net Assets	$4,889	$8,155		$9,119
Shares Issued and Outstanding	459	782		1,035
Net Asset Value per share	$10.65	$10.43		$8.81
R-3: Net Assets	$9,568	$20,470		$30,276
Shares Issued and Outstanding	900	1,961		3,230
Net Asset Value per share	$10.63	$10.44		$9.37
R-4: Net Assets	$8,596	$16,142		$16,868
Shares Issued and Outstanding	807	1,538		1,814
Net Asset Value per share	$10.65	$10.50		$9.30
R-5: Net Assets	$7,231	$26,137		$135,459
Shares Issued and Outstanding	678	2,495		14,697
Net Asset Value per share	$10.67	$10.48		$9.22

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2012 (unaudited)

	LargeCap		LargeCap		LargeCap S&P 500
Amounts in thousands, except per share amounts	Growth Fund I		Growth Fund II		Index Fund
Investment in securities--at cost	$3,158,687		$992,879		$2,158,493
Assets
Investment in securities--at value	$4,011,443		$1,222,773		$2,682,935
Cash	14,271		17,612		130
Deposits with counterparty	5,801		2,900		–
Receivables:
Dividends and interest	1,114		852		2,572
Expense reimbursement from Manager	53		14		2
Expense reimbursement from Distributor	12		5		58
Fund shares sold	4,879		114		835
Investment securities sold	11,268		6,217		–
Other assets	1		–		3
Prepaid expenses	45		–		–
Total Assets	4,048,887		1,250,487		2,686,535
Liabilities
Accrued management and investment advisory fees	2,034		884		327
Accrued administrative service fees	10		2		24
Accrued distribution fees	52		15		212
Accrued service fees	63		9		116
Accrued transfer agent fees	58		23		284
Accrued directors' expenses	1		5		2
Accrued other expenses	–		34		41
Payables:
Fund shares redeemed	2,131		308		5,477
Investment securities purchased	5,787		6,412		–
Variation margin on futures contracts	362		168		345
Total Liabilities	10,498		7,860		6,828
Net Assets Applicable to Outstanding Shares	$4,038,389		$1,242,627		$2,679,707
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$3,076,645		$1,168,453		$2,398,059
Accumulated undistributed (overdistributed) net investment income (loss)	473		1,530		11,884
Accumulated undistributed (overdistributed) net realized gain (loss)	108,791		(157,999)		(256,012)
Net unrealized appreciation (depreciation) of investments	852,480		230,643		525,776
Total Net Assets	$4,038,389		$1,242,627		$2,679,707
Capital Stock (par value: $.01 a share):
Shares authorized	970,000		670,000		800,000
Net Asset Value Per Share:
Class A: Net Assets	N/A		N/A		$166,529
Shares Issued and Outstanding					16,939
Net Asset Value per share					$9.83
Maximum Offering Price					$9.98
Class C: Net Assets	N/A		N/A		$8,600
Shares Issued and Outstanding					883
Net Asset Value per share					$9.74	(a)
Class J: Net Assets	$72,482		$29,438		$352,637
Shares Issued and Outstanding	7,749		3,765		36,184
Net Asset Value per share	$9.35	(a)	$7.82	(a)	$9.75	(a)
Institutional: Net Assets	$3,656,704		$1,168,845		$1,580,076
Shares Issued and Outstanding	350,515		134,657		160,866
Net Asset Value per share	$10.43		$8.68		$9.82
R-1: Net Assets	$4,463		$1,805		$17,953
Shares Issued and Outstanding	455		218		1,832
Net Asset Value per share	$9.82		$8.29		$9.80
R-2: Net Assets	$11,793		$3,802		$38,164
Shares Issued and Outstanding	1,227		473		3,872
Net Asset Value per share	$9.61		$8.03		$9.86
R-3: Net Assets	$83,767		$11,680		$148,680
Shares Issued and Outstanding	8,362		1,424		15,106
Net Asset Value per share	$10.02		$8.20		$9.84
R-4: Net Assets	$47,246		$9,161		$124,915
Shares Issued and Outstanding	4,701		1,091		12,661
Net Asset Value per share	$10.05		$8.40		$9.87
R-5: Net Assets	$161,934		$17,896		$242,153
Shares Issued and Outstanding	15,819		2,112		24,371
Net Asset Value per share	$10.24		$8.47		$9.94

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2012 (unaudited)

	LargeCap		LargeCap	LargeCap
Amounts in thousands, except per share amounts	Value Fund		Value Fund I	Value Fund III
Investment in securities--at cost	$1,446,478		$1,887,380	$1,029,060
Assets
Investment in securities--at value	$1,638,554		$2,100,389	$1,145,598
Cash	10		2,558	1,540
Deposits with counterparty	–		5,401	2,000
Receivables:
Dividends and interest	1,549		2,207	1,325
Expense reimbursement from Manager	4		24	11
Expense reimbursement from Distributor	8		–	11
Fund shares sold	304		276	49
Investment securities sold	–		–	680
Other assets	28		–	–
Prepaid expenses	11		–	–
Total Assets	1,640,468		2,110,855	1,151,214
Liabilities
Accrued management and investment advisory fees	576		1,340	738
Accrued administrative service fees	1		1	3
Accrued distribution fees	58		3	30
Accrued service fees	3		3	9
Accrued transfer agent fees	219		1	32
Accrued directors' expenses	2		2	6
Accrued other expenses	–		26	43
Payables:
Fund shares redeemed	932		2,125	767
Investment securities purchased	–		1,701	1,904
Variation margin on futures contracts	–		308	127
Total Liabilities	1,791		5,510	3,659
Net Assets Applicable to Outstanding Shares	$1,638,677		$2,105,345	$1,147,555
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$1,539,826		$2,043,581	$1,470,024
Accumulated undistributed (overdistributed) net investment income (loss)	6,917		9,573	5,447
Accumulated undistributed (overdistributed) net realized gain (loss)	(100,142)		(161,516)	(444,873)
Net unrealized appreciation (depreciation) of investments	192,076		213,707	116,957
Total Net Assets	$1,638,677		$2,105,345	$1,147,555
Capital Stock (par value: $.01 a share):
Shares authorized	555,000		480,000	650,000
Net Asset Value Per Share:
Class A: Net Assets	$168,092		N/A	N/A
Shares Issued and Outstanding	16,216
Net Asset Value per share	$10.37
Maximum Offering Price	$10.97
Class B: Net Assets	$3,121		N/A	N/A
Shares Issued and Outstanding	302
Net Asset Value per share	$10.33	(a)
Class C: Net Assets	$2,164		N/A	N/A
Shares Issued and Outstanding	211
Net Asset Value per share	$10.26	(a)
Class J: Net Assets	$48,881		N/A	$65,330
Shares Issued and Outstanding	4,779			6,169
Net Asset Value per share	$10.23	(a)		$10.59	(a)
Institutional: Net Assets	$1,402,692		$2,090,160	$1,039,947
Shares Issued and Outstanding	135,580		182,413	97,107
Net Asset Value per share	$10.35		$11.46	$10.71
R-1: Net Assets	$1,325		$4,321	$2,757
Shares Issued and Outstanding	129		378	257
Net Asset Value per share	$10.30		$11.45	$10.71
R-2: Net Assets	$2,074		$2,363	$7,865
Shares Issued and Outstanding	201		207	737
Net Asset Value per share	$10.33		$11.44	$10.67
R-3: Net Assets	$2,556		$3,414	$13,749
Shares Issued and Outstanding	248		299	1,244
Net Asset Value per share	$10.31		$11.44	$11.05
R-4: Net Assets	$1,779		$3,278	$8,540
Shares Issued and Outstanding	173		287	799
Net Asset Value per share	$10.28		$11.42	$10.69
R-5: Net Assets	$5,993		$1,809	$9,367
Shares Issued and Outstanding	578		157	870
Net Asset Value per share	$10.37		$11.51	$10.76

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2012 (unaudited)

	MidCap		MidCap		MidCap
Amounts in thousands, except per share amounts	Blend Fund		Growth Fund		Growth Fund III
Investment in securities--at cost	$2,232,141		$92,512		$1,326,487
Assets
Investment in securities--at value	$2,678,757		$108,008		$1,570,101
Cash	25		10		4,689
Deposits with counterparty	–		–		3,600
Receivables:
Dividends and interest	1,061		24		292
Expense reimbursement from Manager	3		3		28
Expense reimbursement from Distributor	36		4		6
Fund shares sold	10,462		28		157
Investment securities sold	6,099		3,134		14,128
Other assets	6		–		–
Prepaid directors' expenses	4		–		–
Prepaid expenses	103		9		7
Total Assets	2,696,556		111,220		1,593,008
Liabilities
Accrued management and investment advisory fees	1,290		58		1,230
Accrued administrative service fees	7		2		5
Accrued distribution fees	360		12		25
Accrued service fees	36		8		24
Accrued transfer agent fees	486		13		13
Accrued directors' expenses	–		2		7
Payables:
Fund shares redeemed	1,832		47		3,534
Investment securities purchased	26,333		1,607		17,996
Variation margin on futures contracts	–		–		500
Total Liabilities	30,344		1,749		23,334
Net Assets Applicable to Outstanding Shares	$2,666,212		$109,471		$1,569,674
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$2,181,149		$88,874		$1,305,037
Accumulated undistributed (overdistributed) net investment income (loss)	(10,352)		(262)		(329)
Accumulated undistributed (overdistributed) net realized gain (loss)	48,799		5,363		20,587
Net unrealized appreciation (depreciation) of investments	446,616		15,496		244,379
Total Net Assets	$2,666,212		$109,471		$1,569,674
Capital Stock (par value: $.01 a share):
Shares authorized	595,000		305,000		560,000
Net Asset Value Per Share:
Class A: Net Assets	$926,862		N/A		N/A
Shares Issued and Outstanding	61,733
Net Asset Value per share	$15.01
Maximum Offering Price	$15.88
Class B: Net Assets	$24,135		N/A		N/A
Shares Issued and Outstanding	1,659
Net Asset Value per share	$14.55	(a)
Class C: Net Assets	$75,668		N/A		N/A
Shares Issued and Outstanding	5,251
Net Asset Value per share	$14.41	(a)
Class J: Net Assets	$222,677		$25,293		$34,407
Shares Issued and Outstanding	15,341		3,799		3,257
Net Asset Value per share	$14.52	(a)	$6.66	(a)	$10.56	(a)
Class P: Net Assets	$330,148		N/A		N/A
Shares Issued and Outstanding	21,778
Net Asset Value per share	$15.16
Institutional: Net Assets	$902,929		$46,945		$1,417,995
Shares Issued and Outstanding	59,445		6,302		122,677
Net Asset Value per share	$15.19		$7.45		$11.56
R-1: Net Assets	$3,420		$1,649		$4,787
Shares Issued and Outstanding	235		239		443
Net Asset Value per share	$14.52		$6.90		$10.81
R-2: Net Assets	$16,430		$3,059		$8,022
Shares Issued and Outstanding	1,126		428		730
Net Asset Value per share	$14.59		$7.15		$10.99
R-3: Net Assets	$38,089		$6,132		$29,636
Shares Issued and Outstanding	2,560		835		2,599
Net Asset Value per share	$14.88		$7.34		$11.40
R-4: Net Assets	$66,930		$3,888		$36,596
Shares Issued and Outstanding	4,403		518		3,185
Net Asset Value per share	$15.20		$7.51		$11.49
R-5: Net Assets	$58,924		$22,505		$38,231
Shares Issued and Outstanding	3,907		2,946		3,267
Net Asset Value per share	$15.08		$7.64		$11.70

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2012 (unaudited)

	MidCap S&P 400		MidCap		MidCap
Amounts in thousands, except per share amounts	Index Fund		Value Fund I		Value Fund III
Investment in securities--at cost	$464,175		$1,411,078		$79,925
Assets
Investment in securities--at value	$537,755		$1,607,000		$93,446
Cash	67		1,900		412
Deposits with counterparty	645		3,100		300
Receivables:
Dividends and interest	238		807		43
Expense reimbursement from Manager	6		26		3
Expense reimbursement from Distributor	8		9		14
Fund shares sold	942		358		24
Investment securities sold	40		8,630		–
Prepaid expenses	23		4		1
Total Assets	539,724		1,621,834		94,243
Liabilities
Accrued management and investment advisory fees	65		1,276		50
Accrued administrative service fees	12		7		1
Accrued distribution fees	47		36		32
Accrued service fees	55		29		2
Accrued transfer agent fees	48		66		31
Accrued directors' expenses	2		6		1
Payables:
Fund shares redeemed	2,570		1,671		51
Investment securities purchased	99		8,292		148
Variation margin on futures contracts	104		441		35
Total Liabilities	3,002		11,824		351
Net Assets Applicable to Outstanding Shares	$536,722		$1,610,010		$93,892
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$454,002		$1,523,799		$91,949
Accumulated undistributed (overdistributed) net investment income (loss)	1,089		2,761		194
Accumulated undistributed (overdistributed) net realized gain (loss)	7,990		(112,974)		(11,808)
Net unrealized appreciation (depreciation) of investments	73,641		196,424		13,557
Total Net Assets	$536,722		$1,610,010		$93,892
Capital Stock (par value: $.01 a share):
Shares authorized	305,000		580,000		305,000
Net Asset Value Per Share:
Class J: Net Assets	$49,317		$54,644		$83,069
Shares Issued and Outstanding	3,395		3,954		6,314
Net Asset Value per share	$14.53	(a)	$13.82	(a)	$13.16	(a)
Institutional: Net Assets	$216,155		$1,414,529		$533
Shares Issued and Outstanding	14,613		101,834		39
Net Asset Value per share	$14.79		$13.89		$13.82
R-1: Net Assets	$10,367		$6,503		$388
Shares Issued and Outstanding	704		476		29
Net Asset Value per share	$14.73		$13.65		$13.27
R-2: Net Assets	$19,774		$16,263		$811
Shares Issued and Outstanding	1,317		1,189		61
Net Asset Value per share	$15.01		$13.68		$13.35
R-3: Net Assets	$85,560		$35,050		$1,537
Shares Issued and Outstanding	5,710		2,544		116
Net Asset Value per share	$14.98		$13.78		$13.29
R-4: Net Assets	$49,202		$30,723		$1,181
Shares Issued and Outstanding	3,276		2,225		90
Net Asset Value per share	$15.02		$13.81		$13.16
R-5: Net Assets	$106,347		$52,298		$6,373
Shares Issued and Outstanding	7,043		3,776		482
Net Asset Value per share	$15.10		$13.85		$13.23

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2012 (unaudited)

	Money			Principal Capital
Amounts in thousands, except per share amounts	Market Fund		Overseas Fund(a)	Appreciation Fund
Investment in securities--at cost	$1,159,688		$1,403,130	$1,196,177
Foreign currency--at cost	$–		$2,133	$–
Assets
Investment in securities--at value	$1,159,688		$1,444,407	$1,761,621
Foreign currency--at value	–		2,137	–
Cash	12		7,308	34
Deposits with counterparty	–		4,201	–
Receivables:
Dividends and interest	132		10,476	1,803
Expense reimbursement from Manager	332		35	5
Expense reimbursement from Distributor	19		–	–
Fund shares sold	2,330		199	333
Investment securities sold	–		6,036	4,699
Other assets	26		–	5
Prepaid expenses	55		–	6
Total Assets	1,162,594		1,474,799	1,768,506
Liabilities
Accrued management and investment advisory fees	374		1,277	695
Accrued administrative service fees	–		–	2
Accrued distribution fees	90		–	190
Accrued service fees	–		–	7
Accrued transfer agent fees	385		20	394
Accrued directors' expenses	2		2	1
Accrued other expenses	–		12	–
Payables:
Foreign currency contracts	–		24	–
Fund shares redeemed	4,840		1,014	822
Investment securities purchased	–		3,363	3,702
Variation margin on futures contracts	–		277	–
Total Liabilities	5,691		5,989	5,813
Net Assets Applicable to Outstanding Shares	$1,156,903		$1,468,810	$1,762,693
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$1,198,517		$1,429,752	$1,238,734
Accumulated undistributed (overdistributed) net investment income (loss)	–		13,758	5,634
Accumulated undistributed (overdistributed) net realized gain (loss)	(41,614)		(15,973)	(47,119)
Net unrealized appreciation (depreciation) of investments	–		41,172	565,444
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–		101	–
Total Net Assets	$1,156,903		$1,468,810	$1,762,693
Capital Stock (par value: $.01 a share):
Shares authorized	17,575,000		380,000	880,000
Net Asset Value Per Share:
Class A: Net Assets	$479,231		N/A	$615,466
Shares Issued and Outstanding	479,295			14,759
Net Asset Value per share	$1.00			$41.70
Maximum Offering Price	$1.00			$44.13
Class B: Net Assets	$16,033		N/A	$47,360
Shares Issued and Outstanding	16,035			1,344
Net Asset Value per share	$1.00	(b)		$35.24	(b)
Class C: Net Assets	$18,791		N/A	$25,266
Shares Issued and Outstanding	18,793			715
Net Asset Value per share	$1.00	(b)		$35.32	(b)
Class J: Net Assets	$290,715		N/A	N/A
Shares Issued and Outstanding	290,754
Net Asset Value per share	$1.00	(b)
Class P: Net Assets	N/A		N/A	$13,346
Shares Issued and Outstanding				317
Net Asset Value per share				$42.14
Institutional: Net Assets	$352,133		$1,468,760	$1,024,394
Shares Issued and Outstanding	352,180		152,805	24,266
Net Asset Value per share	$1.00		$9.61	$42.22
R-1: Net Assets	N/A		$10	$1,854
Shares Issued and Outstanding			1	44
Net Asset Value per share	$–		$9.60	$41.70
R-2: Net Assets	N/A		$10	$2,010
Shares Issued and Outstanding			1	48
Net Asset Value per share	$–		$9.60	$41.81
R-3: Net Assets	N/A		$10	$10,655
Shares Issued and Outstanding			1	255
Net Asset Value per share	$–		$9.60	$41.84
R-4: Net Assets	N/A		$10	$7,170
Shares Issued and Outstanding			1	171
Net Asset Value per share	$–		$9.61	$42.00
R-5: Net Assets	N/A		$10	$15,172
Shares Issued and Outstanding			1	361
Net Asset Value per share	$–		$9.61	$42.08

(a)	Effective February 29, 2012, International Value Fund I changed its name to Overseas Fund.
(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2012 (unaudited)

	Principal LifeTime		Principal LifeTime		Principal LifeTime
Amounts in thousands, except per share amounts	2010	Fund	2015	Fund	2020	Fund
Investment in affiliated securities--at cost	$1,649,915		$629,270		$5,177,027
Assets
Investment in affiliated securities--at value	$1,728,959		$732,942		$5,480,372
Receivables:
Dividends and interest	1,195		361		2,316
Expense reimbursement from Manager	3		–		7
Expense reimbursement from Distributor	35		–		103
Fund shares sold	346		211		1,862
Prepaid expenses	4		9		28
Total Assets	1,730,542		733,523		5,484,688
Liabilities
Accrued management and investment advisory fees	43		19		134
Accrued administrative service fees	17		11		51
Accrued distribution fees	121		25		365
Accrued service fees	66		40		204
Accrued transfer agent fees	40		–		113
Accrued directors' expenses	4		1		6
Payables:
Fund shares redeemed	2,302		392		4,407
Total Liabilities	2,593		488		5,280
Net Assets Applicable to Outstanding Shares	$1,727,949		$733,035		$5,479,408
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$1,802,154		$617,588		$5,354,087
Accumulated undistributed (overdistributed) net investment income (loss)	4,008		1,221		6,800
Accumulated undistributed (overdistributed) net realized gain (loss)	(157,257)		10,554		(184,824)
Net unrealized appreciation (depreciation) of investments	79,044		103,672		303,345
Total Net Assets	$1,727,949		$733,035		$5,479,408
Capital Stock (par value: $.01 a share):
Shares authorized	585,000		400,000		785,000
Net Asset Value Per Share:
Class A: Net Assets	$36,991		N/A		$93,864
Shares Issued and Outstanding	3,111				7,554
Net Asset Value per share	$11.89				$12.43
Maximum Offering Price	$12.58				$13.15
Class B: Net Assets	N/A		N/A		$7,037
Shares Issued and Outstanding					564
Net Asset Value per share					$12.48	(a)
Class J: Net Assets	$212,007		N/A		$632,267
Shares Issued and Outstanding	17,986				51,353
Net Asset Value per share	$11.79	(a)			$12.31	(a)
Institutional: Net Assets	$1,158,785		$536,305		$3,747,722
Shares Issued and Outstanding	98,002		53,367		303,280
Net Asset Value per share	$11.82		$10.05		$12.36
R-1: Net Assets	$22,126		$17,131		$63,090
Shares Issued and Outstanding	1,883		1,737		5,136
Net Asset Value per share	$11.75		$9.86		$12.28
R-2: Net Assets	$29,138		$12,750		$81,330
Shares Issued and Outstanding	2,482		1,288		6,634
Net Asset Value per share	$11.74		$9.90		$12.26
R-3: Net Assets	$78,285		$63,184		$250,929
Shares Issued and Outstanding	6,673		6,380		20,452
Net Asset Value per share	$11.73		$9.90		$12.27
R-4: Net Assets	$78,786		$53,310		$243,358
Shares Issued and Outstanding	6,708		5,361		19,817
Net Asset Value per share	$11.75		$9.94		$12.28
R-5: Net Assets	$111,831		$50,355		$359,811
Shares Issued and Outstanding	9,496		5,053		29,222
Net Asset Value per share	$11.78		$9.97		$12.31

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2012 (unaudited)

	Principal LifeTime		Principal LifeTime		Principal LifeTime
Amounts in thousands, except per share amounts	2025	Fund	2030	Fund	2035	Fund
Investment in affiliated securities--at cost	$778,814		$4,788,731		$498,610
Assets
Investment in affiliated securities--at value	$903,279		$5,068,540		$593,252
Receivables:
Dividends and interest	292		1,294		135
Expense reimbursement from Manager	–		9		–
Expense reimbursement from Distributor	–		104		–
Fund shares sold	1,266		1,404		863
Prepaid expenses	12		37		9
Total Assets	904,849		5,071,388		594,259
Liabilities
Accrued management and investment advisory fees	22		123		14
Accrued administrative service fees	13		47		9
Accrued distribution fees	30		354		21
Accrued service fees	49		185		33
Accrued transfer agent fees	–		126		–
Accrued directors' expenses	1		6		1
Payables:
Fund shares redeemed	–		7,620		259
Total Liabilities	115		8,461		337
Net Assets Applicable to Outstanding Shares	$904,734		$5,062,927		$593,922
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$757,986		$4,868,512		$495,189
Accumulated undistributed (overdistributed) net investment income (loss)	551		2,400		189
Accumulated undistributed (overdistributed) net realized gain (loss)	21,732		(87,794)		3,902
Net unrealized appreciation (depreciation) of investments	124,465		279,809		94,642
Total Net Assets	$904,734		$5,062,927		$593,922
Capital Stock (par value: $.01 a share):
Shares authorized	400,000		885,000		400,000
Net Asset Value Per Share:
Class A: Net Assets	N/A		$79,118		N/A
Shares Issued and Outstanding			6,449
Net Asset Value per share			$12.27
Maximum Offering Price			$12.98
Class B: Net Assets	N/A		$6,563		N/A
Shares Issued and Outstanding			531
Net Asset Value per share			$12.36	(a)
Class J: Net Assets	N/A		$639,768		N/A
Shares Issued and Outstanding			52,401
Net Asset Value per share			$12.21	(a)
Institutional: Net Assets	$664,265		$3,436,859		$434,698
Shares Issued and Outstanding	66,185		281,053		43,631
Net Asset Value per share	$10.04		$12.23		$9.96
R-1: Net Assets	$17,109		$55,037		$15,367
Shares Issued and Outstanding	1,729		4,529		1,562
Net Asset Value per share	$9.90		$12.15		$9.84
R-2: Net Assets	$15,070		$82,203		$7,964
Shares Issued and Outstanding	1,521		6,758		809
Net Asset Value per share	$9.91		$12.16		$9.84
R-3: Net Assets	$83,159		$221,770		$58,104
Shares Issued and Outstanding	8,381		18,186		5,885
Net Asset Value per share	$9.92		$12.19		$9.87
R-4: Net Assets	$50,954		$218,356		$32,819
Shares Issued and Outstanding	5,109		17,477		3,311
Net Asset Value per share	$9.97		$12.49		$9.91
R-5: Net Assets	$74,177		$323,253		$44,970
Shares Issued and Outstanding	7,418		26,447		4,525
Net Asset Value per share	$10.00		$12.22		$9.94

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2012 (unaudited)

	Principal LifeTime		Principal LifeTime		Principal LifeTime
Amounts in thousands, except per share amounts	2040	Fund	2045	Fund	2050	Fund
Investment in affiliated securities--at cost	$2,845,048		$257,962		$1,215,133
Assets
Investment in affiliated securities--at value	$3,076,611		$301,405		$1,318,645
Receivables:
Dividends and interest	590		51		181
Expense reimbursement from Manager	8		–		8
Expense reimbursement from Distributor	54		–		13
Fund shares sold	1,210		592		973
Prepaid expenses	22		5		12
Total Assets	3,078,495		302,053		1,319,832
Liabilities
Accrued management and investment advisory fees	75		7		32
Accrued administrative service fees	29		5		13
Accrued distribution fees	197		13		62
Accrued service fees	111		19		47
Accrued transfer agent fees	107		–		46
Accrued directors' expenses	4		1		3
Payables:
Fund shares redeemed	7,133		111		1,340
Total Liabilities	7,656		156		1,543
Net Assets Applicable to Outstanding Shares	$3,070,839		$301,897		$1,318,289
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$2,891,892		$256,392		$1,232,499
Accumulated undistributed (overdistributed) net investment income (loss)	580		8		37
Accumulated undistributed (overdistributed) net realized gain (loss)	(53,196)		2,054		(17,759)
Net unrealized appreciation (depreciation) of investments	231,563		43,443		103,512
Total Net Assets	$3,070,839		$301,897		$1,318,289
Capital Stock (par value: $.01 a share):
Shares authorized	600,000		400,000		500,000
Net Asset Value Per Share:
Class A: Net Assets	$51,346		N/A		$30,647
Shares Issued and Outstanding	4,186				2,562
Net Asset Value per share	$12.27				$11.96
Maximum Offering Price	$12.98				$12.66
Class B: Net Assets	$4,777		N/A		$1,480
Shares Issued and Outstanding	391				124
Net Asset Value per share	$12.23	(a)			$11.91	(a)
Class J: Net Assets	$334,489		N/A		$80,686
Shares Issued and Outstanding	27,095				6,909
Net Asset Value per share	$12.35	(a)			$11.68	(a)
Institutional: Net Assets	$2,143,155		$210,077		$974,613
Shares Issued and Outstanding	172,670		21,174		81,890
Net Asset Value per share	$12.41		$9.92		$11.90
R-1: Net Assets	$38,777		$9,131		$17,591
Shares Issued and Outstanding	3,150		939		1,490
Net Asset Value per share	$12.31		$9.72		$11.81
R-2: Net Assets	$49,054		$5,119		$22,265
Shares Issued and Outstanding	3,982		526		1,884
Net Asset Value per share	$12.32		$9.74		$11.82
R-3: Net Assets	$133,724		$36,893		$54,875
Shares Issued and Outstanding	10,866		3,774		4,642
Net Asset Value per share	$12.31		$9.78		$11.82
R-4: Net Assets	$123,076		$16,910		$53,770
Shares Issued and Outstanding	9,995		1,722		4,537
Net Asset Value per share	$12.31		$9.82		$11.85
R-5: Net Assets	$192,441		$23,767		$82,362
Shares Issued and Outstanding	15,552		2,416		6,935
Net Asset Value per share	$12.37		$9.84		$11.88

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2012 (unaudited)

			Principal LifeTime
	Principal LifeTime		Strategic		Real Estate
Amounts in thousands, except per share amounts	2055	Fund	Income Fund		Securities Fund
Investment in securities--at cost	$–		$–		$1,043,343
Investment in affiliated securities--at cost	$45,327		$706,885		$–
Assets
Investment in securities--at value	$–		$–		$1,617,243
Investment in affiliated securities--at value	$51,214		$741,367		$–
Cash	–		–		19
Receivables:
Dividends and interest	7		694		69
Expense reimbursement from Manager	1		4		4
Expense reimbursement from Distributor	–		11		23
Fund shares sold	127		326		2,197
Investment securities sold	–		–		4,067
Prepaid expenses	2		7		25
Total Assets	51,351		742,409		1,623,647
Liabilities
Accrued management and investment advisory fees	1		19		1,109
Accrued administrative service fees	1		8		8
Accrued distribution fees	2		46		124
Accrued service fees	2		26		44
Accrued transfer agent fees	–		26		218
Accrued directors' expenses	1		2		1
Payables:
Fund shares redeemed	1		2,486		3,302
Investment securities purchased	–		–		538
Total Liabilities	8		2,613		5,344
Net Assets Applicable to Outstanding Shares	$51,343		$739,796		$1,618,303
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$45,187		$755,137		$1,227,737
Accumulated undistributed (overdistributed) net investment income (loss)	(2)		2,454		5,963
Accumulated undistributed (overdistributed) net realized gain (loss)	271		(52,277)		(189,297)
Net unrealized appreciation (depreciation) of investments	5,887		34,482		573,900
Total Net Assets	$51,343		$739,796		$1,618,303
Capital Stock (par value: $.01 a share):
Shares authorized	400,000		500,000		830,000
Net Asset Value Per Share:
Class A: Net Assets	N/A		$27,278		$157,961
Shares Issued and Outstanding			2,422		7,974
Net Asset Value per share			$11.26		$19.81
Maximum Offering Price			$11.70		$20.96
Class B: Net Assets	N/A		$538		$7,756
Shares Issued and Outstanding			48		396
Net Asset Value per share			$11.20	(a)	$19.59	(a)
Class C: Net Assets	N/A		N/A		$20,197
Shares Issued and Outstanding					1,030
Net Asset Value per share					$19.61	(a)
Class J: Net Assets	N/A		$66,676		$145,279
Shares Issued and Outstanding			5,985		7,486
Net Asset Value per share			$11.14	(a)	$19.41	(a)
Class P: Net Assets	N/A		N/A		$22,090
Shares Issued and Outstanding					1,115
Net Asset Value per share					$19.81
Institutional: Net Assets	$40,176		$521,028		$1,044,911
Shares Issued and Outstanding	4,062		46,551		52,724
Net Asset Value per share	$9.89		$11.19		$19.82
R-1: Net Assets	$1,108		$11,225		$7,687
Shares Issued and Outstanding	114		1,006		392
Net Asset Value per share	$9.70		$11.16		$19.63
R-2: Net Assets	$518		$11,975		$15,494
Shares Issued and Outstanding	53		1,073		809
Net Asset Value per share	$9.72		$11.16		$19.14
R-3: Net Assets	$3,370		$35,431		$45,241
Shares Issued and Outstanding	345		3,193		2,324
Net Asset Value per share	$9.76		$11.10		$19.47
R-4: Net Assets	$2,733		$27,216		$38,694
Shares Issued and Outstanding	279		2,449		2,003
Net Asset Value per share	$9.80		$11.11		$19.32
R-5: Net Assets	$3,438		$38,429		$112,993
Shares Issued and Outstanding	350		3,437		5,839
Net Asset Value per share	$9.82		$11.18		$19.35

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2012 (unaudited)

	SAM Balanced		SAM Conservative		SAM Conservative
Amounts in thousands, except per share amounts	Portfolio		Balanced Portfolio		Growth Portfolio
Investment in affiliated securities--at cost	$3,005,258		$928,792		$2,033,794
Assets
Investment in affiliated securities--at value	$3,510,227		$1,038,321		$2,391,256
Receivables:
Dividends and interest	4,338		1,996		1,175
Expense reimbursement from Distributor	100		48		46
Fund shares sold	2,095		857		1,315
Prepaid expenses	53		25		9
Total Assets	3,516,813		1,041,247		2,393,801
Liabilities
Accrued management and investment advisory fees	942		278		643
Accrued administrative service fees	6		3		3
Accrued distribution fees	1,228		365		879
Accrued service fees	26		9		16
Accrued transfer agent fees	906		182		766
Accrued directors' expenses	5		1		5
Payables:
Fund shares redeemed	4,100		819		3,896
Total Liabilities	7,213		1,657		6,208
Net Assets Applicable to Outstanding Shares	$3,509,600		$1,039,590		$2,387,593
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$3,185,264		$938,271		$2,182,253
Accumulated undistributed (overdistributed) net investment income (loss)	1,883		1,401		4,389
Accumulated undistributed (overdistributed) net realized gain (loss)	(182,516)		(9,611)		(156,511)
Net unrealized appreciation (depreciation) of investments	504,969		109,529		357,462
Total Net Assets	$3,509,600		$1,039,590		$2,387,593
Capital Stock (par value: $.01 a share):
Shares authorized	1,255,000		855,000		1,255,000
Net Asset Value Per Share:
Class A: Net Assets	$1,675,179		$368,664		$1,197,951
Shares Issued and Outstanding	123,905		33,413		82,436
Net Asset Value per share	$13.52		$11.03		$14.53
Maximum Offering Price	$14.31		$11.67		$15.38
Class B: Net Assets	$222,780		$40,632		$171,101
Shares Issued and Outstanding	16,505		3,684		12,184
Net Asset Value per share	$13.50	(a)	$11.03	(a)	$14.04	(a)
Class C: Net Assets	$564,732		$175,102		$463,564
Shares Issued and Outstanding	42,208		15,996		33,557
Net Asset Value per share	$13.38	(a)	$10.95	(a)	$13.81	(a)
Class J: Net Assets	$620,070		$296,376		$287,534
Shares Issued and Outstanding	47,010		27,128		20,294
Net Asset Value per share	$13.19	(a)	$10.93	(a)	$14.17	(a)
Institutional: Net Assets	$297,571		$111,846		$187,586
Shares Issued and Outstanding	22,271		10,211		13,123
Net Asset Value per share	$13.36		$10.95		$14.29
R-1: Net Assets	$5,610		$3,659		$3,608
Shares Issued and Outstanding	421		335		255
Net Asset Value per share	$13.33		$10.92		$14.14
R-2: Net Assets	$9,025		$2,472		$6,811
Shares Issued and Outstanding	678		225		482
Net Asset Value per share	$13.31		$10.97		$14.13
R-3: Net Assets	$30,677		$17,499		$14,790
Shares Issued and Outstanding	2,301		1,600		1,044
Net Asset Value per share	$13.33		$10.94		$14.17
R-4: Net Assets	$30,031		$9,339		$16,442
Shares Issued and Outstanding	2,250		853		1,153
Net Asset Value per share	$13.35		$10.95		$14.26
R-5: Net Assets	$53,925		$14,001		$38,206
Shares Issued and Outstanding	4,039		1,279		2,685
Net Asset Value per share	$13.35		$10.95		$14.23

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2012 (unaudited)

	SAM Flexible		SAM Strategic		Short-Term
Amounts in thousands, except per share amounts	Income Portfolio		Growth Portfolio		Income Fund
Investment in securities--at cost	$–		$–		$1,255,045
Investment in affiliated securities--at cost	$1,165,373		$1,268,011		$–
Assets
Investment in securities--at value	$–		$–		$1,273,398
Investment in affiliated securities--at value	$1,282,671		$1,518,136		$–
Cash	–		–		11
Receivables:
Dividends and interest	3,172		27		9,186
Expense reimbursement from Distributor	56		29		14
Fund shares sold	4,292		1,786		6,336
Investment securities sold	–		–		18,888
Prepaid expenses	47		36		36
Total Assets	1,290,238		1,520,014		1,307,869
Liabilities
Accrued management and investment advisory fees	343		407		444
Accrued administrative service fees	1		2		1
Accrued distribution fees	454		571		145
Accrued service fees	6		8		3
Accrued transfer agent fees	259		629		245
Accrued directors' expenses	–		4		1
Payables:
Dividends payable	2,609		–		1,835
Fund shares redeemed	2,046		1,439		3,730
Investment securities purchased	–		–		11,973
Variation margin on futures contracts	–		–		28
Total Liabilities	5,718		3,060		18,405
Net Assets Applicable to Outstanding Shares	$1,284,520		$1,516,954		$1,289,464
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$1,178,292		$1,408,227		$1,310,590
Accumulated undistributed (overdistributed) net investment income (loss)	95		8,961		314
Accumulated undistributed (overdistributed) net realized gain (loss)	(11,165)		(150,359)		(39,441)
Net unrealized appreciation (depreciation) of investments	117,298		250,125		18,001
Total Net Assets	$1,284,520		$1,516,954		$1,289,464
Capital Stock (par value: $.01 a share):
Shares authorized	955,000		1,055,000		685,000
Net Asset Value Per Share:
Class A: Net Assets	$573,527		$788,542		$310,436
Shares Issued and Outstanding	48,784		49,171		25,671
Net Asset Value per share	$11.76		$16.04		$12.09
Maximum Offering Price	$12.22		$16.97		$12.37
Class B: Net Assets	$47,620		$126,049		N/A
Shares Issued and Outstanding	4,048		8,374
Net Asset Value per share	$11.76	(a)	$15.05	(a)
Class C: Net Assets	$208,821		$287,897		$90,990
Shares Issued and Outstanding	17,899		19,120		7,518
Net Asset Value per share	$11.67	(a)	$15.06	(a)	$12.10	(a)
Class J: Net Assets	$351,955		$180,661		$85,501
Shares Issued and Outstanding	30,133		11,537		7,072
Net Asset Value per share	$11.68	(a)	$15.66	(a)	$12.09	(a)
Class P: Net Assets	N/A		N/A		$33,364
Shares Issued and Outstanding					2,759
Net Asset Value per share					$12.09
Institutional: Net Assets	$74,935		$93,364		$756,246
Shares Issued and Outstanding	6,391		5,922		62,560
Net Asset Value per share	$11.73		$15.77		$12.09
R-1: Net Assets	$787		$3,032		$1,821
Shares Issued and Outstanding	67		194		151
Net Asset Value per share	$11.69		$15.60		$12.09
R-2: Net Assets	$1,654		$3,258		$1,019
Shares Issued and Outstanding	141		209		84
Net Asset Value per share	$11.71		$15.62		$12.09
R-3: Net Assets	$7,719		$11,625		$4,570
Shares Issued and Outstanding	659		743		378
Net Asset Value per share	$11.71		$15.65		$12.09
R-4: Net Assets	$6,587		$6,871		$2,544
Shares Issued and Outstanding	562		437		210
Net Asset Value per share	$11.71		$15.71		$12.09
R-5: Net Assets	$10,915		$15,655		$2,973
Shares Issued and Outstanding	932		998		246
Net Asset Value per share	$11.71		$15.68		$12.09

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2012 (unaudited)

	SmallCap		SmallCap		SmallCap
Amounts in thousands, except per share amounts	Blend Fund		Growth Fund I		Growth Fund II
Investment in securities--at cost	$339,187		$1,199,506		$151,355
Assets
Investment in securities--at value	$386,712		$1,400,464		$194,842
Cash	33		1,844		353
Deposits with counterparty	174		5,601		1,000
Receivables:
Dividends and interest	182		229		52
Expense reimbursement from Manager	4		25		5
Expense reimbursement from Distributor	26		4		3
Fund shares sold	141		143		8
Investment securities sold	1,488		10,877		391
Variation margin on futures contracts	–		32		–
Other assets	1		–		–
Prepaid expenses	–		35		–
Total Assets	388,761		1,419,254		196,654
Liabilities
Accrued management and investment advisory fees	237		1,236		157
Accrued administrative service fees	2		2		2
Accrued distribution fees	101		14		10
Accrued service fees	5		12		5
Accrued transfer agent fees	223		31		9
Accrued directors' expenses	2		2		4
Accrued other expenses	53		–		18
Payables:
Fund shares redeemed	375		472		824
Investment securities purchased	120		9,454		1,529
Variation margin on futures contracts	26		823		122
Total Liabilities	1,144		12,046		2,680
Net Assets Applicable to Outstanding Shares	$387,617		$1,407,208		$193,974
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$404,214		$1,164,102		$166,368
Accumulated undistributed (overdistributed) net investment income (loss)	(506)		(5,089)		(717)
Accumulated undistributed (overdistributed) net realized gain (loss)	(63,617)		46,427		(15,111)
Net unrealized appreciation (depreciation) of investments	47,526		201,768		43,434
Total Net Assets	$387,617		$1,407,208		$193,974
Capital Stock (par value: $.01 a share):
Shares authorized	455,000		390,000		440,000
Net Asset Value Per Share:
Class A: Net Assets	$138,223		N/A		N/A
Shares Issued and Outstanding	8,841
Net Asset Value per share	$15.63
Maximum Offering Price	$16.54
Class B: Net Assets	$5,802		N/A		N/A
Shares Issued and Outstanding	397
Net Asset Value per share	$14.61	(a)
Class C: Net Assets	$8,408		N/A		N/A
Shares Issued and Outstanding	558
Net Asset Value per share	$15.07	(a)
Class J: Net Assets	$158,938		$23,909		$20,533
Shares Issued and Outstanding	10,524		2,337		2,387
Net Asset Value per share	$15.10	(a)	$10.23	(a)	$8.60 (a)
Institutional: Net Assets	$51,516		$1,326,148		$148,591
Shares Issued and Outstanding	3,174		112,598		14,931
Net Asset Value per share	$16.23		$11.78		$9.95
R-1: Net Assets	$2,493		$2,730		$1,307
Shares Issued and Outstanding	163		249		141
Net Asset Value per share	$15.32		$10.96		$9.29
R-2: Net Assets	$3,419		$3,331		$3,313
Shares Issued and Outstanding	223		310		368
Net Asset Value per share	$15.36		$10.73		$8.99
R-3: Net Assets	$5,217		$12,268		$5,469
Shares Issued and Outstanding	333		1,115		588
Net Asset Value per share	$15.68		$11.00		$9.30
R-4: Net Assets	$3,845		$11,117		$5,202
Shares Issued and Outstanding	240		986		549
Net Asset Value per share	$16.00		$11.27		$9.48
R-5: Net Assets	$9,756		$27,705		$9,559
Shares Issued and Outstanding	603		2,412		991
Net Asset Value per share	$16.19		$11.49		$9.65

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2012 (unaudited)

SmallCap S&P 600			SmallCap
Amounts in thousands, except per share amounts	Index Fund		Value Fund II
Investment in securities--at cost	$457,351		$979,406
Assets
Investment in securities--at value	$526,144		$1,048,886
Cash	115		3,073
Deposits with counterparty	882		4,000
Receivables:
Dividends and interest	192		419
Expense reimbursement from Manager	7		21
Expense reimbursement from Distributor	16		2
Fund shares sold	824		127
Investment securities sold	–		2,721
Variation margin on futures contracts	3		13
Prepaid expenses	8		17
Total Assets	528,191		1,059,279
Liabilities
Accrued management and investment advisory fees	64		856
Accrued administrative service fees	10		3
Accrued distribution fees	58		10
Accrued service fees	49		9
Accrued transfer agent fees	74		19
Accrued directors' expenses	2		3
Payables:
Fund shares redeemed	2,587		650
Investment securities purchased	84		1,391
Variation margin on futures contracts	138		509
Total Liabilities	3,066		3,450
Net Assets Applicable to Outstanding Shares	$525,125		$1,055,829
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$489,759		$1,079,534
Accumulated undistributed (overdistributed) net investment income (loss)	1,528		1,042
Accumulated undistributed (overdistributed) net realized gain (loss)	(35,012)		(94,987)
Net unrealized appreciation (depreciation) of investments	68,850		70,240
Total Net Assets	$525,125		$1,055,829
Capital Stock (par value: $.01 a share):
Shares authorized	305,000		405,000
Net Asset Value Per Share:
Class J: Net Assets	$100,039		$11,587
Shares Issued and Outstanding	5,948		1,175
Net Asset Value per share	$16.82	(a)	$9.86	(a)
Institutional: Net Assets	$181,660		$998,290
Shares Issued and Outstanding	10,411		99,952
Net Asset Value per share	$17.45		$9.99
R-1: Net Assets	$9,035		$2,086
Shares Issued and Outstanding	522		219
Net Asset Value per share	$17.30		$9.54
R-2: Net Assets	$15,566		$5,885
Shares Issued and Outstanding	884		614
Net Asset Value per share	$17.61		$9.59
R-3: Net Assets	$54,170		$11,723
Shares Issued and Outstanding	3,055		1,201
Net Asset Value per share	$17.73		$9.76
R-4: Net Assets	$49,074		$12,853
Shares Issued and Outstanding	2,752		1,309
Net Asset Value per share	$17.83		$9.82
R-5: Net Assets	$115,581		$13,405
Shares Issued and Outstanding	6,461		1,354
Net Asset Value per share	$17.89		$9.90

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2012 (unaudited)

	Bond & Mortgage	Core Plus Bond	Diversified
Amounts in thousands	Securities Fund	Fund I	International Fund
Net Investment Income (Loss)
Income:
Dividends	$40	$218	$51,425
Withholding tax	(1)	–	(6,159)
Interest	39,758	53,906	26
Total Income	39,797	54,124	45,292
Expenses:
Management and investment advisory fees	5,267	8,706	12,267
Distribution fees - Class A	163	N/A	299
Distribution fees - Class B	30	N/A	51
Distribution fees - Class C	37	N/A	51
Distribution fees - Class J	449	N/A	424
Distribution fees - R-1	19	6	15
Distribution fees - R-2	30	11	22
Distribution fees - R-3	51	29	75
Distribution fees - R-4	17	6	21
Administrative service fees - R-1	15	5	12
Administrative service fees - R-2	20	8	15
Administrative service fees - R-3	15	8	21
Administrative service fees - R-4	5	2	6
Administrative service fees - R-5	3	1	4
Registration fees - Class A	7	N/A	7
Registration fees - Class B	7	N/A	6
Registration fees - Class C	8	N/A	7
Registration fees - Class J	7	N/A	8
Registration fees - Class P	N/A	N/A	8
Registration fees - Institutional	11	29	51
Service fees - R-1	14	4	11
Service fees - R-2	25	10	18
Service fees - R-3	51	29	75
Service fees - R-4	42	15	53
Service fees - R-5	77	37	94
Shareholder meeting expense - Class A	8	N/A	20
Shareholder meeting expense - Class B	1	N/A	2
Shareholder meeting expense - Class C	–	N/A	1
Shareholder meeting expense - Class J	14	N/A	15
Shareholder meeting expense - Institutional	1	2	2
Shareholder reports - Class A	10	N/A	28
Shareholder reports - Class B	1	N/A	4
Shareholder reports - Class C	–	N/A	1
Shareholder reports - Class J	30	N/A	30
Shareholder reports - Institutional	–	8	7
Transfer agent fees - Class A	140	N/A	378
Transfer agent fees - Class B	17	N/A	45
Transfer agent fees - Class C	9	N/A	19
Transfer agent fees - Class J	156	N/A	186
Transfer agent fees - Class P	N/A	N/A	1
Transfer agent fees - Institutional	1	47	33
Custodian fees	16	50	302
Directors' expenses	12	29	17
Professional fees	10	11	16
Other expenses	13	36	16
Total Gross Expenses	6,809	9,089	14,744
Less: Reimbursement from Manager - Class A	59	N/A	–
Less: Reimbursement from Manager - Class B	24	N/A	27
Less: Reimbursement from Manager - Class C	9	N/A	18
Less: Reimbursement from Manager - Class J	13	N/A	–
Less: Reimbursement from Manager - Class P	N/A	N/A	9
Less: Reimbursement from Manager - Institutional	12	–	–
Less: Reimbursement from Distributor - Class J	183	N/A	173
Total Net Expenses	6,509	9,089	14,517
Net Investment Income (Loss)	33,288	45,035	30,775

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	4,233	11,560	(8,683)
Foreign currency transactions	208	(7,492)	(525)
Futures contracts	–	12,047	–
Options and swaptions	–	3,968	–
Short sales	–	(54)	–
Swap agreements	(1,846)	17,057	–
Change in unrealized appreciation/depreciation of:
Investments	44,408	57,879	152,174
Futures contracts	–	(8,122)	–
Options and swaptions	–	2,482	–
Short sales	–	(43)	–
Swap agreements	(1,209)	(3,332)	–
Translation of assets and liabilities in foreign currencies	(111)	12,535	253
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign currencies	45,683	98,485	143,219
Net Increase (Decrease) in Net Assets Resulting from Operations	$78,971	$143,520	$173,994

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2012 (unaudited)

		Global Diversified	Global Real Estate
Amounts in thousands	Equity Income Fund	Income Fund	Securities Fund
Net Investment Income (Loss)
Income:
Dividends	$71,537	$28,372	$6,454
Withholding tax	(1,662)	(500)	(285)
Interest	50	82,410	1
Total Income	69,925	110,282	6,170
Expenses:
Management and investment advisory fees	9,520	11,782	1,774
Distribution fees - Class A	799	1,435	16
Distribution fees - Class B	426	N/A	N/A
Distribution fees - Class C	519	4,195	15
Distribution fees - R-1	5	N/A	N/A
Distribution fees - R-2	6	N/A	N/A
Distribution fees - R-3	35	N/A	N/A
Distribution fees - R-4	8	N/A	N/A
Administrative service fees - R-1	4	N/A	N/A
Administrative service fees - R-2	4	N/A	N/A
Administrative service fees - R-3	10	N/A	N/A
Administrative service fees - R-4	2	N/A	N/A
Administrative service fees - R-5	2	N/A	N/A
Registration fees - Class A	9	71	7
Registration fees - Class B	6	N/A	N/A
Registration fees - Class C	7	41	7
Registration fees - Class P	9	28	11
Registration fees - Institutional	50	28	21
Service fees - R-1	3	N/A	N/A
Service fees - R-2	5	N/A	N/A
Service fees - R-3	35	N/A	N/A
Service fees - R-4	21	N/A	N/A
Service fees - R-5	49	N/A	N/A
Shareholder meeting expense - Class A	19	17	1
Shareholder meeting expense - Class B	4	N/A	N/A
Shareholder meeting expense - Class C	3	11	–
Shareholder meeting expense - Class P	1	5	–
Shareholder meeting expense - Institutional	1	2	2
Shareholder reports - Class A	44	66	2
Shareholder reports - Class B	13	N/A	N/A
Shareholder reports - Class C	7	38	–
Shareholder reports - Class P	3	31	4
Shareholder reports - Institutional	1	13	1
Transfer agent fees - Class A	569	522	18
Transfer agent fees - Class B	148	N/A	N/A
Transfer agent fees - Class C	77	391	6
Transfer agent fees - Class P	12	192	2
Transfer agent fees - Institutional	20	50	46
Custodian fees	4	67	32
Directors' expenses	30	37	2
Professional fees	9	19	11
Other expenses	24	48	1
Total Gross Expenses	12,523	19,089	1,979
Less: Reimbursement from Manager - Class A	–	–	10
Less: Reimbursement from Manager - Class C	–	–	10
Less: Reimbursement from Manager - Class P	–	–	14
Less: Reimbursement from Manager - Institutional	–	–	14
Total Net Expenses	12,523	19,089	1,931
Net Investment Income (Loss)	57,402	91,193	4,239

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	(3,292)	29,224	(1,392)
Foreign currency transactions	–	464	97
Options and swaptions	–	1,947	–
Other investment companies	–	16	–
Change in unrealized appreciation/depreciation of:
Investments	331,574	113,238	43,444
Options and swaptions	–	(1,438)	–
Translation of assets and liabilities in foreign currencies	–	(434)	297
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign currencies	328,282	143,017	42,446
Net Increase (Decrease) in Net Assets Resulting from Operations	$385,684	$234,210	$46,685

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2012 (unaudited)

	Government & High
Amounts in thousands	Quality Bond Fund	High Yield Fund	High Yield Fund I
Net Investment Income (Loss)
Income:
Dividends	$–	$1,793	$570
Withholding tax	–	(66)	(39)
Interest	32,842	135,922	58,994
Total Income	32,842	137,649	59,525
Expenses:
Management and investment advisory fees	4,354	9,025	4,955
Distribution fees - Class A	544	2,190	N/A
Distribution fees - Class B	78	244	N/A
Distribution fees - Class C	433	2,681	N/A
Distribution fees - Class J	290	N/A	N/A
Distribution fees - R-1	7	N/A	N/A
Distribution fees - R-2	10	N/A	N/A
Distribution fees - R-3	27	N/A	N/A
Distribution fees - R-4	5	N/A	N/A
Administrative service fees - R-1	5	N/A	N/A
Administrative service fees - R-2	7	N/A	N/A
Administrative service fees - R-3	8	N/A	N/A
Administrative service fees - R-4	1	N/A	N/A
Administrative service fees - R-5	1	N/A	N/A
Registration fees - Class A	18	31	N/A
Registration fees - Class B	7	7	N/A
Registration fees - Class C	10	16	N/A
Registration fees - Class J	11	N/A	N/A
Registration fees - Class P	9	29	N/A
Registration fees - Institutional	12	8	45
Service fees - R-1	5	N/A	N/A
Service fees - R-2	8	N/A	N/A
Service fees - R-3	27	N/A	N/A
Service fees - R-4	13	N/A	N/A
Service fees - R-5	22	N/A	N/A
Shareholder meeting expense - Class A	13	29	N/A
Shareholder meeting expense - Class B	1	1	N/A
Shareholder meeting expense - Class C	1	9	N/A
Shareholder meeting expense - Class J	9	N/A	N/A
Shareholder meeting expense - Class P	–	8	N/A
Shareholder meeting expense - Institutional	–	5	1
Shareholder reports - Class A	21	93	N/A
Shareholder reports - Class B	2	4	N/A
Shareholder reports - Class C	3	28	N/A
Shareholder reports - Class J	15	N/A	N/A
Shareholder reports - Class P	1	44	N/A
Shareholder reports - Institutional	–	23	3
Transfer agent fees - Class A	294	1,120	N/A
Transfer agent fees - Class B	33	45	N/A
Transfer agent fees - Class C	40	284	N/A
Transfer agent fees - Class J	130	N/A	N/A
Transfer agent fees - Class P	6	221	N/A
Transfer agent fees - Institutional	2	159	10
Custodian fees	5	9	14
Directors' expenses	13	47	9
Professional fees	10	11	14
Other expenses	11	34	10
Total Gross Expenses	6,522	16,405	5,061
Less: Reimbursement from Manager - Class B	31	–	N/A
Less: Reimbursement from Manager - Class C	1	–	N/A
Less: Reimbursement from Manager - Class J	17	N/A	N/A
Less: Reimbursement from Manager - Institutional	–	33	–
Less: Reimbursement from Manager - R-1	2	N/A	N/A
Less: Reimbursement from Manager - R-2	3	N/A	N/A
Less: Reimbursement from Manager - R-3	10	N/A	N/A
Less: Reimbursement from Manager - R-4	5	N/A	N/A
Less: Reimbursement from Manager - R-5	8	N/A	N/A
Less: Reimbursement from Distributor - Class A	218	–	N/A
Less: Reimbursement from Distributor - Class J	119	N/A	N/A
Total Net Expenses	6,108	16,372	5,061
Net Investment Income (Loss)	26,734	121,277	54,464

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	11,684	30,609	28,045
Foreign currency transactions	–	63	–
Swap agreements	–	(443)	–
Change in unrealized appreciation/depreciation of:
Investments	3,374	78,808	20,351
Swap agreements	–	1,365	–
Translation of assets and liabilities in foreign currencies	–	19	–
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign currencies	15,058	110,421	48,396
Net Increase (Decrease) in Net Assets Resulting from Operations	$41,792	$231,698	$102,860

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2012 (unaudited)

			International
		Inflation	Emerging
Amounts in thousands	Income Fund	Protection Fund	Markets Fund
Net Investment Income (Loss)
Income:
Dividends	$4	$ –	$16,628
Withholding tax	(9)	–	(1,493)
Interest	45,644	4,467	12
Total Income	45,639	4,467	15,147
Expenses:
Management and investment advisory fees	4,289	1,545	8,931
Distribution fees - Class A	348	37	142
Distribution fees - Class B	90	N/A	48
Distribution fees - Class C	334	33	62
Distribution fees - Class J	143	33	380
Distribution fees - R-1	1	3	11
Distribution fees - R-2	1	2	16
Distribution fees - R-3	13	7	47
Distribution fees - R-4	1	1	12
Administrative service fees - R-1	1	2	8
Administrative service fees - R-2	–	1	10
Administrative service fees - R-3	4	2	13
Administrative service fees - R-4	–	1	4
Administrative service fees - R-5	1	–	2
Registration fees - Class A	15	9	8
Registration fees - Class B	7	N/A	7
Registration fees - Class C	10	8	8
Registration fees - Class J	11	8	5
Registration fees - Class P	8	N/A	8
Registration fees - Institutional	20	14	15
Service fees - R-1	–	2	8
Service fees - R-2	1	1	13
Service fees - R-3	13	7	47
Service fees - R-4	4	1	30
Service fees - R-5	15	4	42
Shareholder meeting expense - Class A	6	1	9
Shareholder meeting expense - Class B	1	N/A	2
Shareholder meeting expense - Class C	1	–	1
Shareholder meeting expense - Class J	2	1	11
Shareholder meeting expense - Institutional	2	–	4
Shareholder reports - Class A	13	2	14
Shareholder reports - Class B	1	N/A	2
Shareholder reports - Class C	3	–	2
Shareholder reports - Class J	–	1	21
Shareholder reports - Class P	1	N/A	–
Shareholder reports - Institutional	7	–	23
Transfer agent fees - Class A	175	24	170
Transfer agent fees - Class B	26	N/A	31
Transfer agent fees - Class C	44	7	21
Transfer agent fees - Class J	85	39	147
Transfer agent fees - Class P	4	N/A	1
Transfer agent fees - Institutional	43	1	53
Custodian fees	2	2	637
Directors' expenses	10	7	11
Professional fees	10	9	15
Other expenses	10	6	13
Total Gross Expenses	5,776	1,821	11,065
Less: Reimbursement from Manager - Class B	–	N/A	17
Less: Reimbursement from Manager - Class C	–	7	–
Less: Reimbursement from Manager - Class J	–	13	–
Less: Reimbursement from Manager - Class P	3	N/A	8
Less: Reimbursement from Distributor - Class J	58	14	156
Total Net Expenses	5,715	1,787	10,884
Net Investment Income (Loss)	39,924	2,680	4,263

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	(6,754)	38,762	(10,640)
Foreign currency transactions	(5)	87	(951)
Futures contracts	–	(2,312)	–
Swap agreements	–	(160)	–
Change in unrealized appreciation/depreciation of:
Investments	36,239	(14,148)	108,394
Futures contracts	–	1,748	–
Swap agreements	–	(445)	–
Translation of assets and liabilities in foreign currencies	3	18	(74)
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign currencies	29,483	23,550	96,729
Net Increase (Decrease) in Net Assets Resulting from Operations	$69,407	$26,230	$100,992

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2012 (unaudited)

		LargeCap	LargeCap
Amounts in thousands	International Fund I	Blend Fund II	Growth Fund
Net Investment Income (Loss)
Income:
Dividends	$20,185	$10,708	$13,100
Withholding tax	(2,384)	(64)	(27)
Interest	12	12	48
Total Income	17,813	10,656	13,121
Expenses:
Management and investment advisory fees	5,650	3,709	7,383
Distribution fees - Class A	N/A	N/A	373
Distribution fees - Class B	N/A	N/A	57
Distribution fees - Class C	N/A	N/A	56
Distribution fees - Class J	N/A	215	99
Distribution fees - R-1	8	5	27
Distribution fees - R-2	7	12	13
Distribution fees - R-3	12	27	42
Distribution fees - R-4	5	8	10
Administrative service fees - R-1	6	4	21
Administrative service fees - R-2	5	8	9
Administrative service fees - R-3	3	8	12
Administrative service fees - R-4	2	2	3
Administrative service fees - R-5	–	1	6
Registration fees - Class A	N/A	N/A	5
Registration fees - Class B	N/A	N/A	7
Registration fees - Class C	N/A	N/A	8
Registration fees - Class J	N/A	8	7
Registration fees - Class P	N/A	N/A	8
Registration fees - Institutional	9	20	6
Service fees - R-1	6	4	19
Service fees - R-2	6	10	10
Service fees - R-3	12	26	42
Service fees - R-4	13	19	26
Service fees - R-5	8	29	157
Shareholder meeting expense - Class A	N/A	N/A	25
Shareholder meeting expense - Class B	N/A	N/A	2
Shareholder meeting expense - Class C	N/A	N/A	1
Shareholder meeting expense - Class J	N/A	6	3
Shareholder meeting expense - Institutional	2	1	3
Shareholder reports - Class A	N/A	N/A	45
Shareholder reports - Class B	N/A	N/A	3
Shareholder reports - Class C	N/A	N/A	1
Shareholder reports - Class J	N/A	15	6
Shareholder reports - Institutional	9	9	17
Transfer agent fees - Class A	N/A	N/A	533
Transfer agent fees - Class B	N/A	N/A	40
Transfer agent fees - Class C	N/A	N/A	15
Transfer agent fees - Class J	N/A	64	43
Transfer agent fees - Class P	N/A	N/A	1
Transfer agent fees - Institutional	50	50	33
Custodian fees	233	11	3
Directors' expenses	12	11	15
Professional fees	15	8	9
Other expenses	12	8	16
Total Gross Expenses	6,085	4,298	9,220
Less: Reimbursement from Manager	154	90	–
Less: Reimbursement from Manager - Class B	N/A	N/A	16
Less: Reimbursement from Manager - Class P	N/A	N/A	8
Less: Reimbursement from Manager - Institutional	22	–	–
Less: Reimbursement from Distributor - Class J	N/A	88	41
Total Net Expenses	5,909	4,120	9,155
Net Investment Income (Loss)	11,904	6,536	3,966

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	(20,180)	12,893	129,388
Foreign currency transactions	(254)	–	–
Futures contracts	5,643	4,024	–
Change in unrealized appreciation/depreciation of:
Investments	67,278	94,050	175,049
Futures contracts	(2,162)	(1,150)	–
Translation of assets and liabilities in foreign currencies	185	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign currencies	50,510	109,817	304,437
Net Increase (Decrease) in Net Assets Resulting from Operations	$62,414	$116,353	$308,403

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2012 (unaudited)

	LargeCap	LargeCap	LargeCap S&P 500
Amounts in thousands	Growth Fund I	Growth Fund II	Index Fund
Net Investment Income (Loss)
Income:
Dividends	$13,427	$8,625	$26,246
Withholding tax	(65)	(10)	(1)
Interest	58	20	38
Total Income	13,420	8,635	26,283
Expenses:
Management and investment advisory fees	11,204	5,012	1,845
Distribution fees - Class A	N/A	N/A	119
Distribution fees - Class C	N/A	N/A	39
Distribution fees - Class J	145	62	749
Distribution fees - R-1	7	3	29
Distribution fees - R-2	16	6	55
Distribution fees - R-3	90	14	176
Distribution fees - R-4	20	4	61
Administrative service fees - R-1	6	2	23
Administrative service fees - R-2	10	4	37
Administrative service fees - R-3	25	4	49
Administrative service fees - R-4	6	1	19
Administrative service fees - R-5	7	1	11
Registration fees - Class A	N/A	N/A	9
Registration fees - Class C	N/A	N/A	7
Registration fees - Class J	9	8	8
Registration fees - Institutional	13	–	17
Service fees - R-1	5	2	21
Service fees - R-2	13	5	46
Service fees - R-3	90	14	176
Service fees - R-4	49	10	154
Service fees - R-5	184	20	281
Shareholder meeting expense - Class A	N/A	N/A	14
Shareholder meeting expense - Class J	4	2	19
Shareholder meeting expense - Institutional	3	–	2
Shareholder reports - Class A	N/A	N/A	16
Shareholder reports - Class J	12	5	35
Shareholder reports - Institutional	2	2	9
Transfer agent fees - Class A	N/A	N/A	246
Transfer agent fees - Class C	N/A	N/A	9
Transfer agent fees - Class J	66	24	212
Transfer agent fees - Institutional	51	3	51
Custodian fees	13	12	5
Directors' expenses	24	13	20
Professional fees	9	8	9
Other expenses	21	11	29
Total Gross Expenses	12,104	5,252	4,607
Less: Reimbursement from Manager	291	80	–
Less: Reimbursement from Manager - Class C	N/A	N/A	11
Less: Reimbursement from Distributor - Class J	60	25	306
Total Net Expenses	11,753	5,147	4,290
Net Investment Income (Loss)	1,667	3,488	21,993

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	115,603	35,173	1,437
Futures contracts	18,225	9,300	8,794
Change in unrealized appreciation/depreciation of:
Investments	383,463	104,374	261,394
Futures contracts	(6,960)	(2,095)	897
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign currencies	510,331	146,752	272,522
Net Increase (Decrease) in Net Assets Resulting from Operations	$511,998	$150,240	$294,515

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2012 (unaudited)

	LargeCap	LargeCap	LargeCap
Amounts in thousands	Value Fund	Value Fund I	Value Fund III
Net Investment Income (Loss)
Income:
Dividends	$16,910	$27,544	$15,876
Withholding tax	(20)	(40)	(153)
Interest	14	38	13
Total Income	16,904	27,542	15,736
Expenses:
Management and investment advisory fees	3,366	7,951	4,493
Distribution fees - Class A	201	N/A	N/A
Distribution fees - Class B	18	N/A	N/A
Distribution fees - Class C	10	N/A	N/A
Distribution fees - Class J	104	N/A	143
Distribution fees - R-1	2	7	5
Distribution fees - R-2	3	3	13
Distribution fees - R-3	4	4	17
Distribution fees - R-4	1	2	4
Administrative service fees - R-1	2	6	4
Administrative service fees - R-2	2	2	8
Administrative service fees - R-3	1	1	5
Administrative service fees - R-4	1	1	1
Administrative service fees - R-5	–	–	1
Registration fees - Class A	6	N/A	N/A
Registration fees - Class B	7	N/A	N/A
Registration fees - Class C	7	N/A	N/A
Registration fees - Class J	8	N/A	7
Registration fees - Institutional	19	2	–
Service fees - R-1	1	5	3
Service fees - R-2	3	3	11
Service fees - R-3	3	4	17
Service fees - R-4	3	4	11
Service fees - R-5	6	2	12
Shareholder meeting expense - Class A	13	N/A	N/A
Shareholder meeting expense - Class B	1	N/A	N/A
Shareholder meeting expense - Class J	3	N/A	6
Shareholder meeting expense - Institutional	2	1	–
Shareholder reports - Class A	19	N/A	N/A
Shareholder reports - Class B	1	N/A	N/A
Shareholder reports - Class J	9	N/A	15
Shareholder reports - Institutional	9	–	–
Transfer agent fees - Class A	223	N/A	N/A
Transfer agent fees - Class B	15	N/A	N/A
Transfer agent fees - Class C	5	N/A	N/A
Transfer agent fees - Class J	51	N/A	59
Transfer agent fees - Institutional	50	1	–
Custodian fees	4	8	7
Directors' expenses	7	5	13
Professional fees	8	9	9
Other expenses	7	11	1
Total Gross Expenses	4,205	8,032	4,865
Less: Reimbursement from Manager	–	144	69
Less: Reimbursement from Manager - Class B	14	N/A	N/A
Less: Reimbursement from Manager - Class C	10	N/A	N/A
Less: Reimbursement from Distributor - Class J	43	N/A	58
Total Net Expenses	4,138	7,888	4,738
Net Investment Income (Loss)	12,766	19,654	10,998

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	35,547	22,460	1,589
Futures contracts	3,131	12,833	4,945
Change in unrealized appreciation/depreciation of:
Investments	139,486	176,297	98,923
Futures contracts	(1,267)	(2,012)	(325)
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign currencies	176,897	209,578	105,132
Net Increase (Decrease) in Net Assets Resulting from Operations	$189,663	$229,232	$116,130

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2012 (unaudited)

		MidCap	MidCap
Amounts in thousands	MidCap Blend Fund	Growth Fund	Growth Fund III
Net Investment Income (Loss)
Income:
Dividends	$13,451	$305	$6,970
Withholding tax	(192)	(3)	(1)
Interest	15	–	24
Total Income	13,274	302	6,993
Expenses:
Management and investment advisory fees	6,695	386	7,089
Distribution fees - Class A	980	N/A	N/A
Distribution fees - Class B	133	N/A	N/A
Distribution fees - Class C	262	N/A	N/A
Distribution fees - Class J	462	54	73
Distribution fees - R-1	4	3	8
Distribution fees - R-2	19	5	12
Distribution fees - R-3	33	8	38
Distribution fees - R-4	28	3	17
Administrative service fees - R-1	4	2	6
Administrative service fees - R-2	12	3	8
Administrative service fees - R-3	9	2	11
Administrative service fees - R-4	8	1	5
Administrative service fees - R-5	3	2	2
Registration fees - Class A	20	N/A	N/A
Registration fees - Class B	7	N/A	N/A
Registration fees - Class C	8	N/A	N/A
Registration fees - Class J	9	8	7
Registration fees - Class P	16	N/A	N/A
Registration fees - Institutional	16	7	6
Service fees - R-1	3	2	6
Service fees - R-2	16	4	10
Service fees - R-3	33	8	38
Service fees - R-4	70	8	43
Service fees - R-5	72	37	45
Shareholder meeting expense - Class A	33	N/A	N/A
Shareholder meeting expense - Class B	3	N/A	N/A
Shareholder meeting expense - Class C	2	N/A	N/A
Shareholder meeting expense - Class J	12	2	2
Shareholder meeting expense - Class P	1	N/A	N/A
Shareholder meeting expense - Institutional	1	–	1
Shareholder reports - Class A	51	N/A	N/A
Shareholder reports - Class B	6	N/A	N/A
Shareholder reports - Class C	3	N/A	N/A
Shareholder reports - Class J	31	5	6
Shareholder reports - Class P	3	N/A	N/A
Shareholder reports - Institutional	7	1	–
Transfer agent fees - Class A	642	N/A	N/A
Transfer agent fees - Class B	64	N/A	N/A
Transfer agent fees - Class C	37	N/A	N/A
Transfer agent fees - Class J	163	23	29
Transfer agent fees - Class P	82	N/A	N/A
Transfer agent fees - Institutional	52	9	1
Custodian fees	8	3	11
Directors' expenses	23	3	17
Professional fees	8	7	8
Other expenses	17	2	14
Total Gross Expenses	10,171	598	7,513
Less: Reimbursement from Manager	–	–	161
Less: Reimbursement from Manager - Class B	18	N/A	N/A
Less: Reimbursement from Manager - Institutional	–	12	–
Less: Reimbursement from Distributor - Class J	189	22	30
Total Net Expenses	9,964	564	7,322
Net Investment Income (Loss)	3,310	(262)	(329)

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	50,177	5,813	63,096
Foreign currency transactions	1	–	–
Futures contracts	–	–	4,679
Change in unrealized appreciation/depreciation of:
Investments	239,851	3,484	60,371
Futures contracts	–	–	(696)
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign currencies	290,029	9,297	127,450
Net Increase (Decrease) in Net Assets Resulting from Operations	$293,339	$9,035	$127,121

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2012 (unaudited)

	MidCap S&P 400	MidCap	MidCap
Amounts in thousands	Index Fund	Value Fund I	Value Fund III
Net Investment Income (Loss)
Income:
Dividends	$3,264	$13,860	$1,039
Withholding tax	–	(2)	–
Interest	6	28	2
Total Income	3,270	13,886	1,041
Expenses:
Management and investment advisory fees	371	7,325	298
Distribution fees - Class J	104	118	181
Distribution fees - R-1	17	11	1
Distribution fees - R-2	29	24	1
Distribution fees - R-3	98	46	2
Distribution fees - R-4	23	15	1
Administrative service fees - R-1	13	9	–
Administrative service fees - R-2	19	16	1
Administrative service fees - R-3	28	13	1
Administrative service fees - R-4	7	4	–
Administrative service fees - R-5	5	2	–
Registration fees - Class J	7	8	7
Registration fees - Institutional	12	8	7
Service fees - R-1	12	8	1
Service fees - R-2	24	20	1
Service fees - R-3	98	46	2
Service fees - R-4	58	38	1
Service fees - R-5	120	57	8
Shareholder meeting expense - Class J	3	5	6
Shareholder meeting expense - Institutional	1	2	–
Shareholder reports - Class J	7	13	16
Shareholder reports - Institutional	11	10	–
Transfer agent fees - Class J	37	54	62
Transfer agent fees - Institutional	49	61	–
Custodian fees	7	15	7
Directors' expenses	8	18	3
Professional fees	7	8	7
Other expenses	7	13	1
Total Gross Expenses	1,182	7,967	615
Less: Reimbursement from Manager	–	150	6
Less: Reimbursement from Manager - Institutional	35	–	8
Less: Reimbursement from Distributor - Class J	43	48	74
Total Net Expenses	1,104	7,769	527
Net Investment Income (Loss)	2,166	6,117	514

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	9,065	33,084	2,311
Futures contracts	2,431	7,311	539
Change in unrealized appreciation/depreciation of:
Investments	45,671	115,055	6,422
Futures contracts	8	(1,398)	(250)
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign currencies	57,175	154,052	9,022
Net Increase (Decrease) in Net Assets Resulting from Operations	$59,341	$160,169	$9,536

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2012 (unaudited)

	Money		Principal Capital
Amounts in thousands	Market Fund(a)	Overseas Fund(b)	Appreciation Fund
Net Investment Income (Loss)
Income:
Dividends	$–	$29,876	$15,793
Withholding tax	–	(3,562)	(35)
Interest	1,853	17	20
Total Income	1,853	26,331	15,778
Expenses:
Management and investment advisory fees	2,512	7,347	4,075
Distribution fees - Class A	–	N/A	738
Distribution fees - Class B	101	N/A	264
Distribution fees - Class C	118	N/A	120
Distribution fees - Class J	380	N/A	N/A
Distribution fees - R-1	12	–	3
Distribution fees - R-2	24	–	3
Distribution fees - R-3	45	–	11
Distribution fees - R-4	9	–	4
Administrative service fees - R-1	9	–	3
Administrative service fees - R-2	16	–	2
Administrative service fees - R-3	13	–	3
Administrative service fees - R-4	3	–	1
Administrative service fees - R-5	3	–	1
Registration fees - Class A	26	N/A	16
Registration fees - Class B	7	N/A	7
Registration fees - Class C	9	N/A	8
Registration fees - Class J	14	N/A	N/A
Registration fees - Class P	N/A	N/A	8
Registration fees - Institutional	28	32	20
Service fees - R-1	8	–	2
Service fees - R-2	20	–	2
Service fees - R-3	46	–	12
Service fees - R-4	23	–	9
Service fees - R-5	85	–	24
Shareholder meeting expense	–	–	11
Shareholder meeting expense - Class A	17	N/A	19
Shareholder meeting expense - Class B	1	N/A	3
Shareholder meeting expense - Class C	1	N/A	1
Shareholder meeting expense - Class J	18	N/A	N/A
Shareholder meeting expense - Institutional	–	2	1
Shareholder reports - Class A	24	N/A	52
Shareholder reports - Class B	2	N/A	11
Shareholder reports - Class C	1	N/A	2
Shareholder reports - Class J	65	N/A	N/A
Shareholder reports - Class P	N/A	N/A	1
Shareholder reports - Institutional	14	1	–
Transfer agent fees - Class A	371	N/A	564
Transfer agent fees - Class B	26	N/A	115
Transfer agent fees - Class C	17	N/A	28
Transfer agent fees - Class J	238	N/A	N/A
Transfer agent fees - Class P	N/A	N/A	5
Transfer agent fees - Institutional	3	32	7
Custodian fees	3	159	5
Directors' expenses	22	8	15
Professional fees	12	12	8
Other expenses	14	8	10
Total Gross Expenses	4,360	7,601	6,194
Less: Reimbursement from Manager	–	204	–
Less: Reimbursement from Manager - Class A	717	N/A	–
Less: Reimbursement from Manager - Class B	123	N/A	5
Less: Reimbursement from Manager - Class C	41	N/A	–
Less: Reimbursement from Manager - Class J	882	N/A	N/A
Less: Reimbursement from Manager - Class P	N/A	N/A	5
Less: Reimbursement from Manager - Institutional	204	–	–
Less: Reimbursement from Manager - R-1	22	–	–
Less: Reimbursement from Manager - R-2	44	–	–
Less: Reimbursement from Manager - R-3	78	–	–
Less: Reimbursement from Manager - R-4	36	–	–
Less: Reimbursement from Manager - R-5	127	–	–
Less: Reimbursement from Distributor - Class B	25	N/A	–
Less: Reimbursement from Distributor - Class C	118	N/A	–
Less: Reimbursement from Distributor - R-1	12	–	–
Less: Reimbursement from Distributor - R-2	24	–	–
Less: Reimbursement from Distributor - R-3	45	–	–
Less: Reimbursement from Distributor - R-4	9	–	–
Total Net Expenses	1,853	7,397	6,184
Net Investment Income (Loss)	–	18,934	9,594
Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	–	(10,749)	10,594
Foreign currency transactions	–	669	–
Futures contracts	–	6,849	–
Change in unrealized appreciation/depreciation of:
Investments	–	47,160	168,526
Futures contracts	–	(3,105)	–
Translation of assets and liabilities in foreign currencies	–	183	–
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign currencies	–	41,007	179,120
Net Increase (Decrease) in Net Assets Resulting from Operations	$–	$59,941	$188,714

(a)Class R-1, R-2, R-3, R-4 and R-5 shares discontinued operations on March 6, 2012.

(b) Effective February29, 2012, International Value Fund I changed itsname to Overseas Fund.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2012 (unaudited)

	Principal LifeTime		Principal LifeTime		Principal LifeTime
Amounts in thousands	2010	Fund	2015	Fund	2020	Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$28,594		$11,773		$94,854
Total Income	28,594		11,773		94,854
Expenses:
Management and investment advisory fees	248		100		764
Distribution fees - Class A	44		N/A		110
Distribution fees - Class B	N/A		N/A		37
Distribution fees - Class J	459		N/A		1,338
Distribution fees - R-1	37		28		104
Distribution fees - R-2	43		18		117
Distribution fees - R-3	98		69		298
Distribution fees - R-4	39		28		117
Administrative service fees - R-1	30		22		84
Administrative service fees - R-2	29		12		78
Administrative service fees - R-3	27		19		83
Administrative service fees - R-4	12		9		35
Administrative service fees - R-5	5		2		17
Registration fees - Class A	7		N/A		8
Registration fees - Class B	N/A		N/A		7
Registration fees - Class J	8		N/A		16
Registration fees - Institutional	4		13		14
Service fees - R-1	26		20		75
Service fees - R-2	36		15		97
Service fees - R-3	98		69		298
Service fees - R-4	97		70		291
Service fees - R-5	138		55		423
Shareholder meeting expense - Class A	1		N/A		2
Shareholder meeting expense - Class J	3		N/A		10
Shareholder meeting expense - Institutional	–		–		1
Shareholder reports - Class A	1		N/A		2
Shareholder reports - Class J	5		N/A		18
Transfer agent fees - Class A	31		N/A		72
Transfer agent fees - Class B	N/A		N/A		8
Transfer agent fees - Class J	51		N/A		178
Transfer agent fees - Institutional	4		–		10
Directors' expenses	27		11		77
Professional fees	7		6		9
Other expenses	13		5		39
Total Gross Expenses	1,628		571		4,837
Less: Reimbursement from Manager - Class A	16		N/A		28
Less: Reimbursement from Manager - Class B	N/A		N/A		12
Less: Reimbursement from Distributor - Class J	187		N/A		547
Total Net Expenses	1,425		571		4,250
Net Investment Income (Loss)	27,169		11,202		90,604

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions in affiliated securities	13,101		6,919		18,839
Capital gain distribution received from affiliated securities	7,803		3,950		34,745
Change in unrealized appreciation/depreciation of:
Investments in affiliated securities	59,741		27,549		276,501
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign currencies	80,645		38,418		330,085
Net Increase (Decrease) in Net Assets Resulting from Operations	$107,814		$49,620		$420,689

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2012 (unaudited)

	Principal LifeTime		Principal LifeTime		Principal LifeTime
Amounts in thousands	2025	Fund	2030	Fund	2035	Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$15,333		$90,549		$9,477
Total Income	15,333		90,549		9,477
Expenses:
Management and investment advisory fees	120		703		78
Distribution fees - Class A	N/A		91		N/A
Distribution fees - Class B	N/A		34		N/A
Distribution fees - Class J	N/A		1,331		N/A
Distribution fees - R-1	28		91		24
Distribution fees - R-2	21		119		11
Distribution fees - R-3	89		267		63
Distribution fees - R-4	27		103		18
Administrative service fees - R-1	22		73		19
Administrative service fees - R-2	15		79		7
Administrative service fees - R-3	25		75		18
Administrative service fees - R-4	8		31		6
Administrative service fees - R-5	3		15		2
Registration fees - Class A	N/A		8		N/A
Registration fees - Class B	N/A		8		N/A
Registration fees - Class J	N/A		18		N/A
Registration fees - Institutional	15		15		12
Service fees - R-1	20		65		17
Service fees - R-2	18		99		9
Service fees - R-3	89		267		64
Service fees - R-4	67		258		45
Service fees - R-5	81		384		50
Shareholder meeting expense - Class A	N/A		3		N/A
Shareholder meeting expense - Class J	N/A		13		N/A
Shareholder meeting expense - Institutional	–		1		–
Shareholder reports - Class A	N/A		2		N/A
Shareholder reports - Class B	N/A		1		N/A
Shareholder reports - Class J	N/A		24		N/A
Transfer agent fees - Class A	N/A		72		N/A
Transfer agent fees - Class B	N/A		9		N/A
Transfer agent fees - Class J	N/A		244		N/A
Transfer agent fees - Institutional	1		3		–
Directors' expenses	12		70		9
Professional fees	6		8		6
Other expenses	6		35		4
Total Gross Expenses	673		4,619		462
Less: Reimbursement from Manager - Class A	N/A		39		N/A
Less: Reimbursement from Manager - Class B	N/A		13		N/A
Less: Reimbursement from Distributor - Class J	N/A		545		N/A
Total Net Expenses	673		4,022		462
Net Investment Income (Loss)	14,660		86,527		9,015

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions in affiliated securities	16,609		55,222		163
Capital gain distribution received from affiliated securities	5,566		34,946		3,901
Change in unrealized appreciation/depreciation of:
Investments in affiliated securities	32,290		233,992		34,920
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign currencies	54,465		324,160		38,984
Net Increase (Decrease) in Net Assets Resulting from Operations	$69,125		$410,687		$47,999

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2012 (unaudited)

	Principal LifeTime		Principal LifeTime		Principal LifeTime
Amounts in thousands	2040	Fund	2045	Fund	2050	Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$50,751		$4,418		$20,247
Total Income	50,751		4,418		20,247
Expenses:
Management and investment advisory fees	422		39		178
Distribution fees - Class A	58		N/A		35
Distribution fees - Class B	25		N/A		8
Distribution fees - Class J	683		N/A		162
Distribution fees - R-1	62		14		28
Distribution fees - R-2	70		7		31
Distribution fees - R-3	159		40		63
Distribution fees - R-4	59		9		24
Administrative service fees - R-1	50		11		22
Administrative service fees - R-2	46		4		21
Administrative service fees - R-3	45		11		18
Administrative service fees - R-4	17		3		7
Administrative service fees - R-5	9		1		3
Registration fees - Class A	6		N/A		8
Registration fees - Class B	7		N/A		7
Registration fees - Class J	15		N/A		8
Registration fees - Institutional	13		10		10
Service fees - R-1	44		10		20
Service fees - R-2	58		6		26
Service fees - R-3	160		40		63
Service fees - R-4	146		21		61
Service fees - R-5	228		26		93
Shareholder meeting expense - Class A	2		N/A		2
Shareholder meeting expense - Class J	9		N/A		3
Shareholder meeting expense - Institutional	1		–		–
Shareholder reports - Class A	2		N/A		1
Shareholder reports - Class J	17		N/A		6
Transfer agent fees - Class A	55		N/A		43
Transfer agent fees - Class B	8		N/A		5
Transfer agent fees - Class J	206		N/A		84
Transfer agent fees - Institutional	1		–		1
Directors' expenses	43		5		19
Professional fees	7		6		6
Other expenses	21		2		9
Total Gross Expenses	2,754		265		1,075
Less: Reimbursement from Manager - Class A	36		N/A		36
Less: Reimbursement from Manager - Class B	12		N/A		11
Less: Reimbursement from Distributor - Class J	280		N/A		66
Total Net Expenses	2,426		265		962
Net Investment Income (Loss)	48,325		4,153		19,285

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions in affiliated securities	(1,613)		129		86
Capital gain distribution received from affiliated securities	21,893		1,986		9,524
Change in unrealized appreciation/depreciation of:
Investments in affiliated securities	192,226		18,397		84,407
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign currencies	212,506		20,512		94,017
Net Increase (Decrease) in Net Assets Resulting from Operations	$260,831		$24,665		$113,302

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2012 (unaudited)

			Principal LifeTime
Principal LifeTime			Strategic	Real Estate
Amounts in thousands	2055	Fund	Income Fund	Securities Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$656		$12,060	$–
Dividends	$–		$–	$22,972
Interest	–		–	11
Total Income	656		12,060	22,983
Expenses:
Management and investment advisory fees	6		106	7,208
Distribution fees - Class A	N/A		33	171
Distribution fees - Class B	N/A		3	41
Distribution fees - Class C	N/A		N/A	90
Distribution fees - Class J	N/A		146	301
Distribution fees - R-1	2		20	12
Distribution fees - R-2	1		18	20
Distribution fees - R-3	3		42	52
Distribution fees - R-4	1		15	18
Administrative service fees - R-1	1		16	10
Administrative service fees - R-2	1		12	14
Administrative service fees - R-3	1		12	14
Administrative service fees - R-4	–		4	5
Administrative service fees - R-5	–		2	5
Registration fees - Class A	N/A		7	12
Registration fees - Class B	N/A		6	7
Registration fees - Class C	N/A		N/A	8
Registration fees - Class J	N/A		9	7
Registration fees - Class P	N/A		N/A	10
Registration fees - Institutional	8		8	6
Service fees - R-1	1		14	9
Service fees - R-2	1		15	17
Service fees - R-3	3		42	52
Service fees - R-4	3		38	43
Service fees - R-5	4		49	126
Shareholder meeting expense - Class A	N/A		–	8
Shareholder meeting expense - Class B	N/A		–	1
Shareholder meeting expense - Class C	N/A		N/A	1
Shareholder meeting expense - Class J	N/A		1	11
Shareholder meeting expense - Institutional	–		–	4
Shareholder reports - Class A	N/A		1	14
Shareholder reports - Class B	N/A		–	2
Shareholder reports - Class C	N/A		N/A	2
Shareholder reports - Class J	N/A		2	32
Shareholder reports - Class P	N/A		N/A	1
Shareholder reports - Institutional	–		–	25
Transfer agent fees - Class A	N/A		24	159
Transfer agent fees - Class B	N/A		3	27
Transfer agent fees - Class C	N/A		N/A	20
Transfer agent fees - Class J	N/A		33	128
Transfer agent fees - Class P	N/A		N/A	6
Transfer agent fees - Institutional	1		1	33
Custodian fees	–		–	2
Directors' expenses	2		12	18
Professional fees	6		7	8
Other expenses	–		5	14
Total Gross Expenses	45		706	8,774
Less: Reimbursement from Manager - Class A	N/A		16	–
Less: Reimbursement from Manager - Class B	N/A		9	21
Less: Reimbursement from Manager - Institutional	7		–	–
Less: Reimbursement from Distributor - Class J	N/A		59	123
Total Net Expenses	38		622	8,630
Net Investment Income (Loss)	618		11,438	14,353

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	–		–	120,941
Investment transactions in affiliated securities	22		3,738	–
Capital gain distribution received from affiliated securities	308		2,155	–
Change in unrealized appreciation/depreciation of:
Investments	–		–	102,110
Investments in affiliated securities	3,001		18,363	–
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign currencies	3,331		24,256	223,051
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,949		$35,694	$237,404

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2012 (unaudited)

	SAM	SAM Conservative	SAM Conservative
Amounts in thousands	Balanced Portfolio	Balanced Portfolio	Growth Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$54,734	$17,894	$32,262
Total Income	54,734	17,894	32,262
Expenses:
Management and investment advisory fees	5,560	1,620	3,805
Distribution fees - Class A	1,995	433	1,425
Distribution fees - Class B	1,270	230	966
Distribution fees - Class C	2,727	845	2,249
Distribution fees - Class J	1,259	594	577
Distribution fees - R-1	9	6	6
Distribution fees - R-2	11	4	9
Distribution fees - R-3	36	20	17
Distribution fees - R-4	12	4	7
Administrative service fees - R-1	7	5	5
Administrative service fees - R-2	8	3	6
Administrative service fees - R-3	10	5	5
Administrative service fees - R-4	4	1	2
Administrative service fees - R-5	2	1	1
Registration fees - Class A	14	14	10
Registration fees - Class B	–	5	2
Registration fees - Class C	7	9	5
Registration fees - Class J	27	19	17
Registration fees - Institutional	15	11	10
Service fees - R-1	7	4	4
Service fees - R-2	9	3	7
Service fees - R-3	35	20	17
Service fees - R-4	31	9	17
Service fees - R-5	57	16	41
Shareholder meeting expense - Class A	31	7	28
Shareholder meeting expense - Class B	9	2	8
Shareholder meeting expense - Class C	11	3	12
Shareholder meeting expense - Class J	8	3	4
Shareholder reports - Class A	69	11	51
Shareholder reports - Class B	24	3	15
Shareholder reports - Class C	18	5	20
Shareholder reports - Class J	21	8	10
Shareholder reports - Institutional	1	–	–
Transfer agent fees - Class A	856	165	690
Transfer agent fees - Class B	255	42	199
Transfer agent fees - Class C	250	74	262
Transfer agent fees - Class J	188	94	105
Transfer agent fees - Institutional	1	1	1
Directors' expenses	51	16	36
Professional fees	21	7	7
Other expenses	26	7	22
Total Gross Expenses	14,952	4,329	10,680
Less: Reimbursement from Distributor - Class J	516	244	237
Total Net Expenses	14,436	4,085	10,443
Net Investment Income (Loss)	40,298	13,809	21,819

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions in affiliated securities	(141)	77	(221)
Capital gain distribution received from affiliated securities	22,233	4,886	19,588
Change in unrealized appreciation/depreciation of:
Investments in affiliated securities	196,570	43,322	163,980
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign currencies	218,662	48,285	183,347
Net Increase (Decrease) in Net Assets Resulting from Operations	$258,960	$62,094	$205,166

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2012 (unaudited)

	SAM Flexible	SAM Strategic	Short-Term
Amounts in thousands	Income Portfolio	Growth Portfolio	Income Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$24,548	$17,299	$–
Interest	–	–	16,163
Total Income	24,548	17,299	16,163
Expenses:
Management and investment advisory fees	1,983	2,405	2,518
Distribution fees - Class A	673	928	228
Distribution fees - Class B	284	698	N/A
Distribution fees - Class C	972	1,382	451
Distribution fees - Class J	693	366	173
Distribution fees - R-1	1	5	2
Distribution fees - R-2	2	4	1
Distribution fees - R-3	9	13	4
Distribution fees - R-4	3	3	1
Administrative service fees - R-1	1	4	2
Administrative service fees - R-2	1	3	1
Administrative service fees - R-3	3	3	1
Administrative service fees - R-4	1	1	–
Administrative service fees - R-5	–	1	–
Registration fees - Class A	18	9	17
Registration fees - Class B	4	4	N/A
Registration fees - Class C	11	6	8
Registration fees - Class J	22	12	11
Registration fees - Class P	N/A	N/A	9
Registration fees - Institutional	9	8	24
Service fees - R-1	1	4	1
Service fees - R-2	2	3	1
Service fees - R-3	8	13	4
Service fees - R-4	7	7	2
Service fees - R-5	9	17	3
Shareholder meeting expense - Class A	8	25	8
Shareholder meeting expense - Class B	2	7	N/A
Shareholder meeting expense - Class C	4	9	2
Shareholder meeting expense - Class J	3	3	4
Shareholder meeting expense - Institutional	–	–	2
Shareholder reports - Class A	14	42	17
Shareholder reports - Class B	3	13	N/A
Shareholder reports - Class C	5	15	4
Shareholder reports - Class J	7	8	2
Shareholder reports - Class P	N/A	N/A	1
Shareholder reports - Institutional	1	–	10
Transfer agent fees - Class A	233	574	240
Transfer agent fees - Class B	56	163	N/A
Transfer agent fees - Class C	83	202	52
Transfer agent fees - Class J	131	79	84
Transfer agent fees - Class P	N/A	N/A	14
Transfer agent fees - Institutional	3	1	62
Custodian fees	–	–	4
Directors' expenses	18	23	12
Professional fees	6	21	10
Other expenses	8	11	8
Total Gross Expenses	5,302	7,095	3,998
Less: Reimbursement from Manager - R-3	–	–	1
Less: Reimbursement from Distributor - Class J	284	150	71
Total Net Expenses	5,018	6,945	3,926
Net Investment Income (Loss)	19,530	10,354	12,237

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	–	–	3,917
Investment transactions in affiliated securities	225	(3,484)	–
Futures contracts	–	–	(1,135)
Capital gain distribution received from affiliated securities	5,059	13,718	–
Change in unrealized appreciation/depreciation of:
Investments	–	–	9,778
Investments in affiliated securities	42,444	124,705	–
Futures contracts	–	–	(402)
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign currencies	47,728	134,939	12,158
Net Increase (Decrease) in Net Assets Resulting from Operations	$67,258	$145,293	$24,395

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2012 (unaudited)

	SmallCap	SmallCap	SmallCap
Amounts in thousands	Blend Fund	Growth Fund I	Growth Fund II
Net Investment Income (Loss)
Income:
Dividends	$1,247	$2,472	$289
Withholding tax	–	(2)	(1)
Interest	4	32	4
Total Income	1,251	2,502	292
Expenses:
Management and investment advisory fees	1,052	7,186	890
Distribution fees - Class A	125	N/A	N/A
Distribution fees - Class B	23	N/A	N/A
Distribution fees - Class C	24	N/A	N/A
Distribution fees - Class J	254	50	41
Distribution fees - R-1	2	4	2
Distribution fees - R-2	3	5	5
Distribution fees - R-3	3	16	7
Distribution fees - R-4	2	5	2
Administrative service fees - R-1	2	4	2
Administrative service fees - R-2	2	3	3
Administrative service fees - R-3	1	4	2
Administrative service fees - R-4	–	1	1
Administrative service fees - R-5	–	1	–
Registration fees - Class A	8	N/A	N/A
Registration fees - Class B	7	N/A	N/A
Registration fees - Class C	7	N/A	N/A
Registration fees - Class J	7	8	7
Registration fees - Institutional	7	23	2
Service fees - R-1	1	3	1
Service fees - R-2	3	4	4
Service fees - R-3	3	15	7
Service fees - R-4	4	12	5
Service fees - R-5	8	30	11
Shareholder meeting expense - Class A	11	N/A	N/A
Shareholder meeting expense - Class B	1	N/A	N/A
Shareholder meeting expense - Class J	11	1	2
Shareholder meeting expense - Institutional	–	2	–
Shareholder reports - Class A	16	N/A	N/A
Shareholder reports - Class B	2	N/A	N/A
Shareholder reports - Class J	24	3	6
Shareholder reports - Institutional	–	2	–
Transfer agent fees - Class A	146	N/A	N/A
Transfer agent fees - Class B	17	N/A	N/A
Transfer agent fees - Class C	7	N/A	N/A
Transfer agent fees - Class J	80	21	25
Transfer agent fees - Institutional	1	33	–
Custodian fees	4	24	16
Directors' expenses	6	10	4
Professional fees	8	8	7
Other expenses	3	8	4
Total Gross Expenses	1,885	7,486	1,056
Less: Reimbursement from Manager	–	146	18
Less: Reimbursement from Manager - Class B	14	N/A	N/A
Less: Reimbursement from Manager - Class C	7	N/A	N/A
Less: Reimbursement from Manager - Class J	–	–	12
Less: Reimbursement from Manager - Institutional	1	–	–
Less: Reimbursement from Distributor - Class J	106	21	17
Total Net Expenses	1,757	7,319	1,009
Net Investment Income (Loss)	(506)	(4,817)	(717)

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	22,841	54,278	11,135
Futures contracts	415	10,475	1,144
Change in unrealized appreciation/depreciation of:
Investments	6,197	127,346	18,900
Futures contracts	(173)	(4,193)	(486)
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign currencies	29,280	187,906	30,693
Net Increase (Decrease) in Net Assets Resulting from Operations	$28,774	$183,089	$29,976

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2012 (unaudited)

SmallCap S&P 600		SmallCap
Amounts in thousands	Index Fund	Value Fund II
Net Investment Income (Loss)
Income:
Dividends	$3,531	$8,545
Withholding tax	–	(4)
Interest	8	20
Total Income	3,539	8,561
Expenses:
Management and investment advisory fees	367	5,114
Distribution fees - Class J	213	24
Distribution fees - R-1	15	4
Distribution fees - R-2	23	8
Distribution fees - R-3	64	15
Distribution fees - R-4	24	6
Administrative service fees - R-1	12	3
Administrative service fees - R-2	16	5
Administrative service fees - R-3	18	4
Administrative service fees - R-4	7	2
Administrative service fees - R-5	5	1
Registration fees - Class J	9	7
Registration fees - Institutional	13	14
Service fees - R-1	11	2
Service fees - R-2	19	7
Service fees - R-3	64	15
Service fees - R-4	59	16
Service fees - R-5	134	17
Shareholder meeting expense - Class J	7	1
Shareholder meeting expense - Institutional	1	1
Shareholder reports - Class J	18	3
Shareholder reports - Institutional	9	1
Transfer agent fees - Class J	91	14
Transfer agent fees - Institutional	50	20
Custodian fees	9	33
Directors' expenses	8	10
Professional fees	7	10
Other expenses	7	7
Total Gross Expenses	1,280	5,364
Less: Reimbursement from Manager	–	124
Less: Reimbursement from Manager - Institutional	43	–
Less: Reimbursement from Distributor - Class J	87	10
Total Net Expenses	1,150	5,230
Net Investment Income (Loss)	2,389	3,331

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	11,557	19,394
Futures contracts	2,347	7,406
Change in unrealized appreciation/depreciation of:
Investments	41,470	77,157
Futures contracts	(485)	(1,406)
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign currencies	54,889	102,551
Net Increase (Decrease) in Net Assets Resulting from Operations	$57,278	$105,882

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands														Bond & Mortgage Securities Fund

														Period Ended				Year Ended
														April 30, 2012				October 31, 2011
Operations
Net investment income (loss)													$			33,288		$74,168
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions																2,595		(28,343)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies																43,088		41,041
			Net Increase (Decrease) in Net Assets Resulting from Operations													78,971		86,866

Dividends and Distributions to Shareholders
From net investment income														(36,205)				(75,766)
From tax return of capital																–		(1,891)
								Total Dividends and Distributions						(36,205)				(77,657)

Capital Share Transactions
Net increase (decrease) in capital share transactions																21,285		9,766
						Total increase (decrease) in net assets										64,051		18,975

Net Assets
Beginning of period														1,995,025				1,976,050
End of period (including undistributed net investment income as set forth below)														$2,059,076				$1,995,025
Undistributed (overdistributed) net investment income (loss)													$			(2,576)		$341

	Class A		Class B		Class C	Class J Institutional			R-1		R-2			R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	$10,566		$159		$1,641	$10,751		$87,104	$1,860		$2,758			$6,058		$4,817		$6,519
Reinvested	2,037		75		81	3,187		27,949	155		299			648		551		1,065
Redeemed	(12,941)		(2,101)		(1,421)	(21,762)		(80,813)	(2,229)		(4,047)			(8,402)		(3,333)		(9,946)
Net Increase (Decrease)	$(338	) $	(1,867	) $	301	$(7,824	) $	34,240	$(214	) $	(990	) $		(1,696	) $	2,035		$(2,362)
Shares:
Sold	987		15		152	1,000		8,124	175		260			570		444		612
Reinvested	190		7		8	295		2,604	14		28			61		51		99
Redeemed	(1,209)		(195)		(132)	(2,021)		(7,514)	(209)		(382)			(789)		(308)		(936)
Net Increase (Decrease)	(32)		(173)		28	(726)		3,214	(20)		(94)			(158)		187		(225)
Year Ended October 31, 2011
Dollars:
Sold	$14,352		$406		$2,717	$24,839		$98,868	$2,967		$4,013			$10,921		$7,112		$27,390
Reinvested	4,522		244		151	7,270		58,806	339		777			1,448		1,260		2,479
Redeemed	(23,624)		(4,520)		(1,760)	(39,243)		(124,693)	(2,862)		(12,963)			(13,108)		(12,157)		(26,185)
Net Increase (Decrease)	$(4,750	) $	(3,870	) $	1,108	$(7,134	) $	32,981	$444		$(8,173	) $		(739	) $	(3,785	) $	3,684
Shares:
Sold	1,360		38		258	2,341		9,382	282		385			1,047		667		2,602
Reinvested	429		23		14	687		5,589	32		74			138		118		236
Redeemed	(2,247)		(428)		(168)	(3,708)		(11,886)	(272)		(1,250)			(1,254)		(1,146)		(2,498)
Net Increase (Decrease)	(458)		(367)		104	(680)		3,085	42		(791)			(69)		(361)		340

Distributions:
Period Ended April 30, 2012
From net investment
income	$(2,151)		$(78	) $	(92)	$(3,215)		(27,951)	$(155)		$(299)			(648	) $	(551	) $	(1,065)
From net realized gain on
investments	–		–		–	–		–	–		–			–		–		–
Total Dividends and
Distributions	$(2,151)		$(78	) $	(92)	$(3,215)		$(27,951)	$(155)		$(299)			$(648	) $	(551	) $	(1,065)
Year Ended October 31, 2011
From net investment
income	$(4,674)		$(247	) $	$(166)	$(7,150)		$(57,379)	$(331)		$(758)			$(1,413	) $	(1,229	) $	(2,419)
From net realized gain on
investments	–		–		–	–		–	–		–			–		–		–
From tax return of capital	(117)		(6)		(4)	(179)		(1,432)	(8)		(19)			(35)		(31)		(60)
Total Dividends and
Distributions	$(4,791)		$(253	) $	$(170)	$(7,329)		$(58,811)	$(339)		$(777)			$(1,448	) $	(1,260	) $	(2,479)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Core Plus Bond Fund I

								Period Ended	Year Ended
								April 30, 2012	October 31, 2011
Operations
Net investment income (loss)								$45,035	$82,166
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								37,086	(7,959)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								61,399	(59,875)
		Net Increase (Decrease) in Net Assets Resulting from Operations						143,520	14,332

Dividends and Distributions to Shareholders
From net investment income								(86,907)	(45,779)
From net realized gain on investments								–	(104,497)
						Total Dividends and Distributions		(86,907)	(150,276)

Capital Share Transactions
Net increase (decrease) in capital share transactions								149,799	246,263
					Total increase (decrease) in net assets			206,412	110,319

Net Assets
Beginning of period								3,054,884	2,944,565
End of period (including undistributed net investment income as set forth below)								$3,261,296	$3,054,884
Undistributed (overdistributed) net investment income (loss)								$30,897	$72,769

	Institutional	R-1	R-2		R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	$287,789	$571	$1,357		$3,639	$3,902	$7,053
Reinvested	84,985	73	191		540	309	809
Redeemed	(229,488)	(559)	(2,736)		(2,471)	(2,118)	(4,047)
Net Increase (Decrease)	$143,286	$85	$(1,188	) $	1,708	$2,093	$3,815
Shares:
Sold	26,014	52	123		330	352	635
Reinvested	7,869	7	18		50	29	75
Redeemed	(20,679)	(51)	(250)		(224)	(192)	(369)
Net Increase (Decrease)	13,204	8	(109)		156	189	341
Year Ended October 31, 2011
Dollars:
Sold	$472,538	$1,557	$3,023		$7,185	$6,242	$9,236
Reinvested	146,673	159	394		1,198	404	1,448
Redeemed	(372,933)	(1,810)	(3,552)		(9,643)	(3,491)	(12,365)
Net Increase (Decrease)	$246,278	$(94)	$(135)		$(1,260)	$3,155	$(1,681)
Shares:
Sold	42,653	142	275		649	566	834
Reinvested	13,483	15	37		111	37	133
Redeemed	(33,701)	(166)	(321)		(879)	(316)	(1,108)
Net Increase (Decrease)	22,435	(9)	(9)		(119)	287	(141)

Distributions:
Period Ended April 30, 2012
From net investment
income	$(84,985)	$(73)	$(191)		$(540)	$(309)	$(809)
From net realized gain on
investments	–	–	–		–	–	–
Total Dividends and
Distributions	$(84,985)	$(73)	$(191)		$(540)	$(309)	$(809)
Year Ended October 31, 2011
From net investment
income	$(44,792)	$(35)	$(101)		$(313)	$(118)	$(420)
From net realized gain on
investments	(101,881)	(124)	(293)		(885)	(286)	(1,028)
Total Dividends and
Distributions	$(146,673)	$(159)	$(394)		(1,198)	(404)	(1,448)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									Diversified International Fund

									Period Ended		Year Ended
									April 30, 2012		October 31, 2011
Operations
Net investment income (loss)										$30,775	$	35,421
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions										(9,208)	107,754
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									152,427		(187,980)
		Net Increase (Decrease) in Net Assets Resulting from Operations							173,994		(44,805)

Dividends and Distributions to Shareholders
From net investment income									(40,930)		(23,568)
					Total Dividends and Distributions				(40,930)		(23,568)

Capital Share Transactions
Net increase (decrease) in capital share transactions									212,968		1,052,828
				Total increase (decrease) in net assets					346,032		984,455

Net Assets
Beginning of period									2,776,210		1,791,755
End of period (including undistributed net investment income as set forth below)									$3,122,242		$2,776,210
Undistributed (overdistributed) net investment income (loss)										$18,626	$	28,781

	Class A	Class B	Class C	Class J	Class P	Institutional	R-1		R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	$8,923	$83	$659	$9,122	$149	$275,456	$996		$872	$2,833	$4,894	$7,870
Reinvested	2,261	–	30	2,207	7	33,918	58		114	610	504	997
Redeemed	(23,879)	(3,101)	(1,236)	(20,003)	(92)	(58,781)	(1,018)		(1,889)	(8,931)	(6,463)	(14,202)
Net Increase (Decrease)	$(12,695)	(3,018)	(547)	(8,674)	64	$250,593	$36	$	$(903)	$(5,488)	$(1,065)	$(5,335)
Shares:
Sold	955	10	69	994	16	29,159	108		93	307	509	815
Reinvested	255	–	3	251	1	3,845	7		13	69	56	112
Redeemed	(2,548)	(329)	(131)	(2,161)	(10)	(6,343)	(108)		(207)	(944)	(673)	(1,506)
Net Increase (Decrease)	(1,338)	(319)	(59)	(916)	7	26,661	7		(101)	(568)	(108)	(579)
Year Ended October 31, 2011
Dollars:
Sold	$20,687	$117	$1,897	$19,528	$973	$297,570	$1,347		$1,962	$8,963	$8,246	$22,836
Issued in acquisitions	7,826	–	528	34,227	–	862,088	967		2,158	7,084	2,497	4,631
Reinvested	2,137	–	36	1,649	–	16,574	54		126	614	516	1,072
Redeemed	(47,238)	(6,809)	(3,120)	(34,510)	(203)	(117,152)	(3,060)		(8,044)	(20,060)	(14,615)	(21,271)
Net Increase (Decrease)	$(16,588)	$(6,692)	$(659)	$20,894	$770	$1,059,080	$(692	) $	(3,798)	$(3,399)	$(3,356)	$7,268
Shares:
Sold	2,069	11	187	1,956	96	29,689	133		195	889	804	2,247
Issued in acquisitions	844	–	57	3,726	–	93,064	105		235	768	267	496
Reinvested	210	–	4	164	–	1,638	5		13	61	50	105
Redeemed	(4,686)	(679)	(312)	(3,468)	(21)	(11,716)	(302)		(801)	(2,052)	(1,465)	(2,097)
Net Increase (Decrease)	(1,563)	(668)	(64)	2,378	75	112,675	(59)		(358)	(334)	(344)	751

Distributions:
Period Ended April 30, 2012
From net investment
income	$(2,464)	$–	$(32)	$(2,209)	$(11)	$(33,931)	$(58	) $	(114)	$(610)	$(504)	$(997)
From net realized gain on
investments	–	–	–	–	–	–	–		–	–	–	–
Total Dividends and
Distributions	$(2,464)	$–	$(32)	$(2,209)	$(11)	$(33,931)	$(58	) $	(114)	$(610)	$(504)	$(997)
Year Ended October 31, 2011
From net investment
income	$(2,327)	$–	$(39)	$(1,651)	$–	$(17,169)	$(54	) $	$(126)	$(614)	$(516)	$(1,072)
From net realized gain on
investments	–	–	–	–	–	–	–		–	–	–	–
Total Dividends and
Distributions	$(2,327)	$–	$(39)	$(1,651)	$–	$(17,169)	$(54	) $	(126)	$(614)	$(516)	(1,072)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Equity Income Fund

								Period Ended		Year Ended
								April 30, 2012		October 31, 2011
Operations
Net investment income (loss)								$	57,402	$100,915
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									(3,292)	(4,299)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								331,574		117,522
		Net Increase (Decrease) in Net Assets Resulting from Operations						385,684		214,138

Dividends and Distributions to Shareholders
From net investment income								(53,280)		(96,794)
					Total Dividends and Distributions			(53,280)		(96,794)

Capital Share Transactions
Net increase (decrease) in capital share transactions								534,710		625,518
				Total increase (decrease) in net assets				867,114		742,862

Net Assets
Beginning of period								3,423,855		2,680,993
End of period (including undistributed net investment income as set forth below)								$4,290,969		$3,423,855
Undistributed (overdistributed) net investment income (loss)								$	24,048	$19,926

	Class A	Class B	Class C	Class P	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	$91,414	$492	$8,863	$9,568	$537,392	$492	$1,462	$13,696	$9,867	$17,261
Reinvested	7,745	667	793	357	41,119	30	48	339	233	553
Redeemed	(70,142)	(17,523)	(9,758)	(5,516)	(94,874)	(505)	(331)	(3,411)	(2,344)	(3,277)
Net Increase (Decrease)	$29,017	$(16,364)	$(102)	$4,409	$483,637	$17	$1,179	$10,624	$7,756	$14,537
Shares:
Sold	4,951	27	489	518	28,673	27	80	740	549	961
Reinvested	420	37	44	19	2,225	2	3	18	12	30
Redeemed	(3,828)	(958)	(543)	(302)	(5,154)	(27)	(18)	(184)	(126)	(178)
Net Increase (Decrease)	1,543	(894)	(10)	235	25,744	2	65	574	435	813
Year Ended October 31, 2011
Dollars:
Sold	$142,531	$1,320	$19,466	$36,421	$876,457	$2,637	$3,895	$20,819	$12,147	$23,934
Reinvested	14,854	1,585	1,609	333	74,552	43	41	415	154	517
Redeemed	(197,249)	(36,807)	(26,478)	(3,044)	(335,894)	(541)	(993)	(2,293)	(1,944)	(2,969)
Net Increase (Decrease)	$(39,864)	$(33,902)	$(5,403)	$33,710	$615,115	$2,139	$2,943	$18,941	$10,357	$21,482
Shares:
Sold	8,072	76	1,128	2,004	50,462	150	220	1,179	685	1,366
Reinvested	854	92	94	19	4,278	2	2	24	9	30
Redeemed	(11,143)	(2,097)	(1,536)	(179)	(18,975)	(32)	(55)	(133)	(111)	(168)
Net Increase (Decrease)	(2,217)	(1,929)	(314)	1,844	35,765	120	167	1,070	583	1,228

Distributions:
Period Ended April 30, 2012
From net investment
income	$(8,179)	$(693)	$(989)	$(495)	$(41,721)	$(30)	$(48)	$(339)	$(233)	$(553)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$(8,179)	(693)	$(989)	$(495)	$(41,721)	$(30)	$(48)	$(339)	$(233)	$(553)
Year Ended October 31, 2011
From net investment
income	$(16,471)	$(1,774)	$(2,028)	$(476)	$(74,875)	$(43)	$(41)	$(415)	$(154)	$(517)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$(16,471)	$(1,774)	$(2,028)	$(476)	$(74,875)	$(43)	$(41)	$(415)	$(154)	$(517)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							Global Diversified Income Fund

							Period Ended	Year Ended
							April 30, 2012	October 31, 2011
Operations
Net investment income (loss)							$91,193	$130,044
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions							31,651	6,000
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies							111,366	(100,438)
		Net Increase (Decrease) in Net Assets Resulting from Operations					234,210	35,606

Dividends and Distributions to Shareholders
From net investment income							(88,998)	(116,847)
From net realized gain on investments							(8,978)	(12,050)
						Total Dividends and Distributions	(97,976)	(128,897)

Capital Share Transactions
Net increase (decrease) in capital share transactions							979,421	1,640,152
						Total increase (decrease) in net assets	1,115,655	1,546,861

Net Assets
Beginning of period							2,698,269	1,151,408
End of period (including undistributed net investment income as set forth below)							$3,813,924	$2,698,269
Undistributed (overdistributed) net investment income (loss)							$17,910	$15,715

	Class A	Class C		Class P		Institutional
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	$481,947	$318,845		$343,014		$122,334
Reinvested	31,163	15,996		9,548		18,312
Redeemed	(163,580)	(63,511)		(82,792)		(51,855)
Net Increase (Decrease)	$349,530	$271,330		$269,770		$88,791
Shares:
Sold	36,372	24,110		26,019		9,182
Reinvested	2,369	1,222		728		1,398
Redeemed	(12,416)	(4,844)		(6,324)		(3,959)
Net Increase (Decrease)	26,325	20,488		20,423		6,621
Year Ended October 31, 2011
Dollars:
Sold	$1,002,450	$504,968		$519,521		$399,001
Reinvested	40,617	17,377		5,011		29,347
Redeemed	(645,363)	(67,547)		(85,239)		(79,991)
Net Increase (Decrease)	$397,704	$454,798		$439,293		$348,357
Shares:
Sold	74,684	37,798		38,697		29,840
Reinvested	3,055	1,315		382		2,213
Redeemed	(48,160)	(5,137)		(6,639)		(6,074)
Net Increase (Decrease)	29,579	33,976		32,440		25,979

Distributions:
Period Ended April 30, 2012
From net investment
income	$(33,087)	$(21,269	) $	(16,827	) $	(17,815)
From net realized gain on
investments	(3,275)	(2,416)		(1,535)		(1,752)
Total Dividends and
Distributions	$(36,362)	$(23,685	) $	(18,362	) $	(19,567)
Year Ended October 31, 2011
From net investment
income	$(51,742)	$(26,171	) $	(10,575	) $	(28,359)
From net realized gain on
investments	(5,886)	(2,875)		(17)		(3,272)
Total Dividends and
Distributions	$(57,628)	$(29,046	) $	(10,592	) $	(31,631)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Global Real Estate Securities Fund

								Period Ended	Year Ended
								April 30, 2012	October 31, 2011
Operations
Net investment income (loss)								$4,239	$3,006
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(1,295)	(2,825)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								43,741	(8,308)
			Net Increase (Decrease) in Net Assets Resulting from Operations					46,685	(8,127)

Dividends and Distributions to Shareholders
From net investment income								(5,423)	(3,381)
From net realized gain on investments								–	(584)
							Total Dividends and Distributions	(5,423)	(3,965)

Capital Share Transactions
Net increase (decrease) in capital share transactions								472,692	259,814
							Total increase (decrease) in net assets	513,954	247,722

Net Assets
Beginning of period								265,922	18,200
End of period (including undistributed net investment income as set forth below)								$779,876	$265,922
Undistributed (overdistributed) net investment income (loss)								$(669)	$515

	Class A		Class C	Class P		Institutional
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	$3,489		$637		$1,445		$471,615
Reinvested	148		22		21		5,150
Redeemed	(2,995)		(456)		(681)		(5,703)
Net Increase (Decrease)	$642		$203		$785		$471,062
Shares:
Sold	499		94		200		63,179
Reinvested	23		4		3		739
Redeemed	(461)		(69)		(97)		(777)
Net Increase (Decrease)	61		29		106		63,141
Year Ended October 31, 2011
Dollars:
Sold	$11,378		$1,911		$11,961		$261,504
Reinvested	242		13		34		3,598
Redeemed	(15,094)		(391)		(8,620)		(6,722)
Net Increase (Decrease)	$(3,474	) $	1,533		$3,375		$258,380
Shares:
Sold	1,643		278		1,596		35,196
Reinvested	36		2		5		513
Redeemed	(2,125)		(58)		(1,123)		(895)
Net Increase (Decrease)	(446)		222		478		34,814

Distributions:
Period Ended April 30, 2012
From net investment
income	$(179	) $	(37	) $	(57	) $	(5,150)
From net realized gain on
investments	–		–		–		–
Total Dividends and
Distributions	$(179	) $	(37	) $	(57	) $	(5,150)
Year Ended October 31, 2011
From net investment
income	$(189	) $	(16	) $	(54	) $	(3,122)
From net realized gain on
investments	(98)		(9)		–		(477)
Total Dividends and
Distributions	$(287	) $	(25	) $	(54	) $	(3,599)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

									Government & High Quality
Amounts in thousands										Bond Fund

									Period Ended		Year Ended
									April 30, 2012		October 31, 2011
Operations
Net investment income (loss)										$26,734	$	57,524
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions										11,684		26,052
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies										3,374	(22,304)
		Net Increase (Decrease) in Net Assets Resulting from Operations								41,792		61,272

Dividends and Distributions to Shareholders
From net investment income									(32,843)		(64,498)
						Total Dividends and Distributions			(32,843)		(64,498)

Capital Share Transactions
Net increase (decrease) in capital share transactions										43,405		56,325
					Total increase (decrease) in net assets					52,354		53,099

Net Assets
Beginning of period									1,736,535		1,683,436
End of period (including undistributed net investment income as set forth below)									$1,788,889		$1,736,535
Undistributed (overdistributed) net investment income (loss)										$(7,251)	$	(1,142)

	Class A	Class B Class C			Class J	Class P	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	$78,797	$721		$23,648	$25,434	$9,300	$16,823	$856	$1,079	$5,916	$2,812	$3,479
Reinvested	7,395	207		1,117	2,217	226	19,838	60	114	372	186	339
Redeemed	(57,514)	(5,482)		(14,900)	(14,768)	(5,696)	(46,423)	(507)	(2,398)	(5,139)	(1,270)	(3,434)
Net Increase (Decrease)	$28,678	$(4,554	) $	9,865	$12,883	$3,830	$(9,762)	$409	$(1,205)	$1,149	$1,728	$384
Shares:
Sold	6,981	64		2,099	2,250	823	1,489	76	96	525	248	308
Reinvested	655	18		99	196	20	1,757	5	10	33	16	30
Redeemed	(5,098)	(486)		(1,322)	(1,307)	(504)	(4,116)	(45)	(212)	(455)	(112)	(304)
Net Increase (Decrease)	2,538	(404)		876	1,139	339	(870)	36	(106)	103	152	34
Year Ended October 31, 2011
Dollars:
Sold	$132,359	$2,064		$34,975	$35,855	$14,927	$118,698	$1,622	$2,009	$9,138	$4,119	$7,592
Reinvested	13,096	638		1,814	3,961	129	40,564	121	253	667	280	583
Redeemed	(145,568)	(21,697)		(30,378)	(28,609)	(2,135)	(118,159)	(2,672)	(2,961)	(9,022)	(2,464)	(5,474)
Net Increase (Decrease)	$(113) $	(18,995)		$6,411	$11,207	$12,921	$41,103	$(929)	$(699)	$783	$1,935	$2,701
Shares:
Sold	11,838	183		3,130	3,205	1,332	10,659	145	179	820	370	678
Reinvested	1,175	57		163	355	11	3,639	11	23	60	25	52
Redeemed	(13,094)	(1,954)		(2,738)	(2,566)	(190)	(10,557)	(241)	(266)	(813)	(222)	(491)
Net Increase (Decrease)	(81)	(1,714)		555	994	1,153	3,741	(85)	(64)	67	173	239

Distributions:
Period Ended April 30, 2012
From net investment
income	$(7,956)	$(222)		$(1,228)	$(2,239)	$(278)	$(19,843)	$(60)	$(114)	$(378)	$(186)	$(339)
From net realized gain on
investments	–	–		–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$(7,956)	$(222)		$(1,228)	$(2,239)	$(278)	$(19,843)	$(60)	$(114)	$(378)	$(186)	$(339)
Year Ended October 31, 2011
From net investment
income	$(14,949)	$(728)		$(2,151)	$(4,007)	$(158)	$(40,592)	$(121)	$(253)	$(676)	$(280)	$(583)
From net realized gain on
investments	–	–		–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$(14,949)	$(728)		$(2,151)	$(4,007)	$(158)	$(40,592)	$(121)	$(253)	$(676)	$(280)	$(583)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							High Yield Fund

							Period Ended	Year Ended
							April 30, 2012	October 31, 2011
Operations
Net investment income (loss)							$121,277	$250,737
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions							30,229	119,894
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies							80,192	(237,813)
		Net Increase (Decrease) in Net Assets Resulting from Operations					231,698	132,818

Dividends and Distributions to Shareholders
From net investment income							(127,748)	(260,039)
From net realized gain on investments							(114,421)	(61,641)
						Total Dividends and Distributions	(242,169)	(321,680)

Capital Share Transactions
Net increase (decrease) in capital share transactions							398,226	78,264
					Total increase (decrease) in net assets		387,755	(110,598)

Net Assets
Beginning of period							3,429,033	3,539,631
End of period (including undistributed net investment income as set forth below)							$3,816,788	$3,429,033
Undistributed (overdistributed) net investment income (loss)							$(5,448)	$1,023

	Class A	Class B		Class C	Class P	Institutional
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	$483,758	$804		$79,886	$139,042	$192,524
Reinvested	107,110	2,581		27,043	24,829	44,694
Redeemed	(383,623)	(9,418)		(54,030)	(81,442)	(175,532)
Net Increase (Decrease)	$207,245	$(6,033)		$52,899	$82,429	$61,686
Shares:
Sold	63,965	107		10,476	18,367	25,681
Reinvested	14,363	345		3,607	3,328	6,041
Redeemed	(50,753)	(1,241)		(7,102)	(10,768)	(23,413)
Net Increase (Decrease)	27,575	(789)		6,981	10,927	8,309
Year Ended October 31, 2011
Dollars:
Sold	$1,008,112	$1,944		$151,506	$536,960	$386,472
Reinvested	149,904	3,755		29,914	12,145	63,743
Redeemed	(1,401,685)	(21,909)		(123,815)	(76,314)	(642,468)
Net Increase (Decrease)	$(243,669)	$(16,210	) $	57,605	$472,791	$ (192,253)
Shares:
Sold	127,073	241		18,898	66,542	49,380
Reinvested	18,829	471		3,748	1,559	8,106
Redeemed	(174,865)	(2,735)		(15,487)	(9,858)	(80,194)
Net Increase (Decrease)	(28,963)	(2,023)		7,159	58,243	(22,708)

Distributions:
Period Ended April 30, 2012
From net investment
income	$(63,360)	$(1,562	) $	(17,310)	$(17,962)	$(27,554)
From net realized gain
on investments	(57,242)	(1,706)		(17,710)	(15,505)	(22,258)
Total Dividends and
Distributions	$(120,602)	$(3,268	) $	(35,020)	$(33,467)	$(49,812)
Year Ended October 31, 2011
From net investment
income	$(145,645)	$(4,505	) $	(36,223)	$(15,475)	$(58,191)
From net realized gain
on investments	(37,627)	(1,320)		(9,180)	(21)	(13,493)
Total Dividends and
Distributions	$(183,272)	$(5,825	) $	(45,403)	$(15,496)	$(71,684)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands		High Yield Fund I

		Period Ended	Year Ended
		April 30, 2012	October 31, 2011
Operations
Net investment income (loss)		$54,464	$107,759
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions		28,045	33,418
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies		20,351	(90,984)
	Net Increase (Decrease) in Net Assets Resulting from Operations	102,860	50,193

Dividends and Distributions to Shareholders
From net investment income		(109,881)	(95,937)
From net realized gain on investments		(32,592)	(16,442)
	Total Dividends and Distributions	(142,473)	(112,379)

Capital Share Transactions
Net increase (decrease) in capital share transactions		(299,283)	418,532
	Total increase (decrease) in net assets	(338,896)	356,346

Net Assets
Beginning of period		1,633,132	1,276,786
End of period (including undistributed net investment income as set forth below)		$1,294,236	$1,633,132
Undistributed (overdistributed) net investment income (loss)		$31,703	$87,120

	Institutional
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	$183,379
Reinvested	141,967
Redeemed	(624,629)
Net Increase (Decrease)	$(299,283)
Shares:
Sold	17,311
Reinvested	13,946
Redeemed	(58,775)
Net Increase (Decrease)	(27,518)
Year Ended October 31, 2011
Dollars:
Sold	$526,651
Reinvested	111,845
Redeemed	(219,964)
Net Increase (Decrease)	$418,532
Shares:
Sold	47,526
Reinvested	10,412
Redeemed	(19,843)
Net Increase (Decrease)	38,095

Distributions:
Period Ended April 30, 2012
From net investment
income	$(109,881)
From net realized gain on
investments	(32,592)
Total Dividends and
Distributions	$(142,473)
Year Ended October 31, 2011
From net investment
income	$(95,937)
From net realized gain on
investments	(16,442)
Total Dividends and
Distributions	$(112,379)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands											Income Fund

										Period Ended		Year Ended
										April 30, 2012		October 31, 2011
Operations
Net investment income (loss)										$	39,924	$	72,780
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions											(6,759)		(8,599)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies											36,242		(764)
		Net Increase (Decrease) in Net Assets Resulting from Operations									69,407		63,417

Dividends and Distributions to Shareholders
From net investment income										(41,636)		(77,381)
From tax return of capital											–		(136)
						Total Dividends and Distributions				(41,636)		(77,517)

Capital Share Transactions
Net increase (decrease) in capital share transactions										254,204		275,878
					Total increase (decrease) in net assets					281,975		261,778

Net Assets
Beginning of period										1,598,859		1,337,081
End of period (including undistributed net investment income as set forth below)										$1,880,834		$1,598,859
Undistributed (overdistributed) net investment income (loss)										$(10,450)		$	(8,738)

	Class A	Class B	Class C		Class J	Class P	Institutional	R-1		R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	$51,719	$684		$13,776	$19,602	$4,859	$191,167	$139		$639	$3,958	$2,997	$2,946
Reinvested	6,058	291		1,107	1,387	172	31,315	8		10	236	70	277
Redeemed	(32,748)	(4,373)		(8,094)	(8,893)	(2,753)	(18,669)	(170)		(16)	(824)	(2,014)	(659)
Net Increase (Decrease)	$25,029	$(3,398	) $	6,789	$12,096	$2,278	$203,813	$(23	) $	633	$3,370	$1,053	$2,564
Shares:
Sold	5,405	71		1,434	2,044	509	19,953	14		67	415	312	307
Reinvested	632	31		115	145	18	3,259	1		1	24	7	29
Redeemed	(3,426)	(456)		(842)	(929)	(288)	(1,948)	(17)		(2)	(86)	(211)	(68)
Net Increase (Decrease)	2,611	(354)		707	1,260	239	21,264	(2)		66	353	108	268
Year Ended October 31, 2011
Dollars:
Sold	$96,452	$1,544		$20,113	$39,740	$11,616	$235,255	$960		$344	$7,941	$1,862	$11,765
Reinvested	10,823	905		1,948	2,143	134	57,621	16		7	208	95	237
Redeemed	(103,696)	(22,288)		(16,939)	(19,366)	(2,297)	(56,486)	(579)		(228)	(1,463)	(456)	(2,053)
Net Increase (Decrease)	$3,579$		(19,839)	$5,122	$22,517	$9,453	$236,390	$397		$123	$6,686	$1,501	$9,949
Shares:
Sold	10,122	160		2,102	4,160	1,213	24,623	100		35	834	193	1,229
Reinvested	1,137	95		204	225	14	6,036	2		1	22	10	24
Redeemed	(10,900)	(2,334)		(1,775)	(2,032)	(240)	(5,910)	(61)		(24)	(154)	(48)	(215)
Net Increase (Decrease)	359	(2,079)		531	2,353	987	24,749	41		12	702	155	1,038

Distributions:
Period Ended April 30, 2012
From net investment
income	$(6,447)	$(326	) $	(1,278)	$(1,408)	$(252)	$(31,324)	$(8)		$(10)	$(236)	$(70)	$(277)
From net realized gain on
investments	–	–		–	–	–	–	–		–	–	–	–
Total Dividends and
Distributions	$(6,447)	$(326	) $	(1,278)	$(1,408)	$(252)	$(31,324)	$(8)		$(10)	$(236)	$(70)	$(277)
Year Ended October 31, 2011
From net investment
income	$(13,231)	$(1,177	) $	(2,484)	$(2,178)	(201)	$(57,548)	$(16)		$(7)	$(208)	$(95)	$(236)
From net realized gain on
investments	–	–		–	–	–	–	–		–	–	–	–
From tax return of capital	(23)	(2)		(4)	(4)	–	(102)	–		–	–	–	(1)
Total Dividends and
Distributions	$(13,254)	$(1,179	) $	(2,488)	$(2,182)	$(201)	$(57,650)	$(16)		$(7)	$(208)	$(95)	$(237)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									Inflation Protection Fund

									Period Ended			Year Ended
									April 30, 2012			October 31, 2011
Operations
Net investment income (loss)											$2,680	$25,036
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions											36,377	27,818
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									(12,827)			17,444
		Net Increase (Decrease) in Net Assets Resulting from Operations									26,230	70,298

Dividends and Distributions to Shareholders
From net investment income											(1,081)	(22,129)
					Total Dividends and Distributions						(1,081)	(22,129)

Capital Share Transactions
Net increase (decrease) in capital share transactions											(4,131)	147,442
				Total increase (decrease) in net assets							21,018	195,611

Net Assets
Beginning of period									780,057			584,446
End of period (including undistributed net investment income as set forth below)									$801,075			$780,057
Undistributed (overdistributed) net investment income (loss)											$2,190	$591

	Class A Class C		Class J Institutional		R -1	R -2		R -3	R -4		R -5
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	$6,436	$1,970	$5,525	$202,876	$400	$447		$1,717	$854		$1,655
Reinvested	30	2	14	1,023	1	1		4	1		3
Redeemed	(12,396)	(660)	(4,645)	(207,156)	(273)	(369)		(764)	(159)		(668)
Net Increase (Decrease)	$(5,930)	$1,312	$894	$(3,257)	$128	$79		$957	$696		$990
Shares:
Sold	732	227	638	22,992	45	52		199	98		190
Reinvested	3	–	2	118	–	–		–	–		–
Redeemed	(1,407)	(76)	(535)	(23,569)	(31)	(43)		(88)	(18)		(76)
Net Increase (Decrease)	(672)	151	105	(459)	14	9		111	80		114
Year Ended October 31, 2011
Dollars:
Sold	$20,508	$4,024	$9,285	$352,075	$776	$530		$2,648	$859		$2,187
Reinvested	519	66	185	21,075	20	21		85	28		41
Redeemed	(8,509)	(1,679)	(4,003)	(249,051)	(194)	(595)		(1,239)	(987)		(1,233)
Net Increase (Decrease)	$12,518	$2,411	$5,467	$124,099	$602	$(44	) $	1,494	$(100	) $	995
Shares:
Sold	2,478	490	1,110	43,220	96	65		328	106		264
Reinvested	63	8	23	2,581	2	2		10	3		5
Redeemed	(1,032)	(208)	(488)	(29,361)	(24)	(75)		(151)	(121)		(151)
Net Increase (Decrease)	1,509	290	645	16,440	74	(8)		187	(12)		118

Distributions:
Period Ended April 30, 2012
From net investment income $	(32) $	(2) $	(14) $	(1,023) $	(1) $	(1) $		(4) $	(1) $		(3)
From net realized gain on
investments	–	–	–	–	–	–		–	–		–
Total Dividends and Distributions $	(32) $	(2) $	(14) $	(1,023) $	(1) $	(1) $		(4) $	(1) $		(3)
Year Ended October 31, 2011
From net investment income $	(581) $	(90) $	(188) $	(21,075) $	(20) $	(21) $		(85) $	(28) $		(41)
From net realized gain on
investments	–	–	–	–	–	–		–	–		–
Total Dividends and Distributions $	(581) $	(90) $	(188) $	(21,075) $	(20) $	(21) $		(85) $	(28) $		(41)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								International Emerging Markets Fund

								Period Ended		Year Ended
								April 30, 2012		October 31, 2011
Operations
Net investment income (loss)								$	4,263	$	21,627
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(11,591)		126,042
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								108,320		(259,394)
		Net Increase (Decrease) in Net Assets Resulting from Operations						100,992		(111,725)

Dividends and Distributions to Shareholders
From net investment income								(17,557)			(7,252)
					Total Dividends and Distributions			(17,557)			(7,252)

Capital Share Transactions
Net increase (decrease) in capital share transactions								112,246			20,682
				Total increase (decrease) in net assets				195,681		(98,295)

Net Assets
Beginning of period								1,458,037		1,556,332
End of period (including undistributed net investment income as set forth below)								$1,653,718		$1,458,037
Undistributed (overdistributed) net investment income (loss)								$	3,649	$	16,943

	Class A	Class B	Class C	Class J	Class P	Institutional	R -1	R -2	R -3	R -4	R -5
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	$12,267	$180	$2,122	$15,622	$2,710	$150,277	$951	$1,329	$11,452	$4,029	$5,122
Reinvested	858	–	–	1,505	20	14,203	12	59	225	231	356
Redeemed	(14,399)	(2,104)	(1,523)	(20,639)	(2,056)	(53,740)	(1,173)	(1,882)	(4,634)	(5,099)	(4,035)
Net Increase (Decrease)	$(1,274) $	(1,924)	$599	$(3,512) $	674	$110,740	$(210)	$(494) $	7,043	$(839) $	1,443
Shares:
Sold	509	8	89	670	115	6,189	40	55	505	169	212
Reinvested	39	–	–	71	1	648	1	3	10	10	16
Redeemed	(598)	(92)	(65)	(897)	(89)	(2,249)	(50)	(82)	(198)	(215)	(169)
Net Increase (Decrease)	(50)	(84)	24	(156)	27	4,588	(9)	(24)	317	(36)	59
Year Ended October 31, 2011
Dollars:
Sold	$28,749	$535	$4,116	$30,426	$2,333	$222,792	$1,864	$3,342	$9,732	$7,947	$14,013
Reinvested	102	–	–	207	–	6,584	–	–	51	81	143
Redeemed	(43,524)	(5,262)	(4,044)	(51,659)	(293)	(149,699)	(5,875)	(5,779)	(16,996)	(13,708)	(15,496)
Net Increase (Decrease)	$(14,673) $	(4,727)	$72	$(21,026) $	2,040	$79,677	$(4,011) $	(2,437) $	(7,213) $	(5,680) $	(1,340)
Shares:
Sold	1,100	21	163	1,205	93	8,595	73	127	379	317	537
Reinvested	4	–	–	8	–	246	–	–	2	3	5
Redeemed	(1,678)	(212)	(160)	(2,058)	(12)	(5,744)	(223)	(222)	(664)	(528)	(600)
Net Increase (Decrease)	(574)	(191)	3	(845)	81	3,097	(150)	(95)	(283)	(208)	(58)

Distributions:
Period Ended April 30, 2012
From net investment
income	$(874) $	–	$–	$(1,507) $	(30) $	(14,263) $	(12) $	(59) $	(225) $	(231) $	(356)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(874) $	–	$–	$(1,507) $	(30) $	(14,263) $	(12) $	(59) $	(225) $	(231) $	(356)
Year Ended October 31, 2011
From net investment
income	$(106) $	–	$–	$(207) $	–	$(6,664) $	–	$–	$(51) $	(81) $	(143)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(106) $	–	$–	$(207) $	–	$(6,664) $	–	$–	$(51) $	(81) $	(143)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands												International Fund I

												Period Ended	Year Ended
												April 30, 2012	October 31, 2011
Operations
Net investment income (loss)												$11,904	$18,620
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions												(14,791)	58,611
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies												65,301	(179,558)
			Net Increase (Decrease) in Net Assets Resulting from Operations									62,414	(102,327)

Dividends and Distributions to Shareholders
From net investment income												(19,522)	(20,495)
									Total Dividends and Distributions			(19,522)	(20,495)

Capital Share Transactions
Net increase (decrease) in capital share transactions												(63,364)	(58,794)
							Total increase (decrease) in net assets					(20,472)	(181,616)

Net Assets
Beginning of period												1,210,842	1,392,458
End of period (including undistributed net investment income as set forth below)												$1,190,370	$1,210,842
Undistributed (overdistributed) net investment income (loss)												$7,985	$15,603

	Institutional		R -1		R -2		R -3		R -4		R -5
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	$72,712		$584		$506		$680		$1,518		$2,669
Reinvested	19,112		31		35		106		133		105
Redeemed	(148,079)		(1,211)		(873)		(2,512)		(4,564)		(4,316)
Net Increase (Decrease)	$(56,255	) $	(596	) $	(332	) $	(1,726	) $	(2,913	) $	(1,542)
Shares:
Sold	6,936		57		48		66		146		248
Reinvested	1,991		3		4		11		14		11
Redeemed	(14,220)		(117)		(88)		(247)		(431)		(431)
Net Increase (Decrease)	(5,293)		(57)		(36)		(170)		(271)		(172)
Year Ended October 31, 2011
Dollars:
Sold	$177,467		$1,039		$1,634		$3,286		$2,448		$4,166
Reinvested	19,825		42		57		103		160		308
Redeemed	(230,750)		(2,391)		(6,425)		(4,438)		(4,914)		(20,411)
Net Increase (Decrease)	$(33,458	) $	(1,310	) $	(4,734	) $	(1,049	) $	(2,306)		$ (15,937)
Shares:
Sold	15,434		91		144		282		210		356
Reinvested	1,718		4		5		9		14		27
Redeemed	(20,513)		(208)		(549)		(382)		(420)		(1,756)
Net Increase (Decrease)	(3,361)		(113)		(400)		(91)		(196)		(1,373)

Distributions:
Period Ended April 30, 2012
From net investment
income	$(19,112	) $	(31	) $	(35	) $	(106	) $	(133	) $	(105)
From net realized gain on
investments	–		–		–		–		–		–
Total Dividends and
Distributions	$(19,112	) $	(31	) $	(35	) $	(106	) $	(133	) $	(105)
Year Ended October 31, 2011
From net investment
income	$(19,825	) $	(42	) $	(57	) $	(103	) $	(160	) $	(308)
From net realized gain on
investments	–		–		–		–		–		–
Total Dividends and
Distributions	$(19,825	) $	(42	) $	(57	) $	(103	) $	(160	) $	(308)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								LargeCap Blend Fund II

								Period Ended		Year Ended
								April 30, 2012		October 31, 2011
Operations
Net investment income (loss)									$6,536		$10,833
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									16,917		38,972
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									92,900		(1,321)
		Net Increase (Decrease) in Net Assets Resulting from Operations						116,353			48,484

Dividends and Distributions to Shareholders
From net investment income								(11,558)			(7,668)
					Total Dividends and Distributions			(11,558)			(7,668)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(31,723)			207,855
				Total increase (decrease) in net assets					73,072		248,671

Net Assets
Beginning of period								983,119			734,448
End of period (including undistributed net investment income as set forth below)								$1,056,191			$983,119
Undistributed (overdistributed) net investment income (loss)									$3,650		$8,672

	Class A(a)	Class B(a)	Class C(a)	Class J	Institutional	R -1	R -2	R -3	R -4	R -5
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	N/A	N/A	N/A	$3,631	$20,138	$203	$755	$1,239	$2,464	$3,558
Reinvested	N/A	N/A	N/A	790	10,254	11	19	133	131	220
Redeemed	N/A	N/A	N/A	(10,532)	(52,834)	(496)	(1,872)	(5,098)	(2,545)	(1,892)
Net Increase (Decrease)	N/A	N/A	N/A	$(6,111)	$(22,442)	$(282)	$(1,098)	$(3,726)	$50	$1,886
Shares:
Sold	N/A	N/A	N/A	377	2,059	21	78	126	252	357
Reinvested	N/A	N/A	N/A	87	1,104	1	2	15	14	24
Redeemed	N/A	N/A	N/A	(1,114)	(5,447)	(51)	(194)	(517)	(253)	(193)
Net Increase (Decrease)	N/A	N/A	N/A	(650)	(2,284)	(29)	(114)	(376)	13	188
Year Ended October 31, 2011
Dollars:
Sold	$1	$–	$–	$8,379	$382,621	$412	$1,468	$4,827	$4,296	$6,590
Reinvested	–	–	–	364	7,024	–	10	72	74	124
Redeemed	(14,317)	(3,627)	(519)	(17,337)	(141,230)	(916)	(9,083)	(9,432)	(4,351)	(7,595)
Net Increase (Decrease)	$(14,316)	$(3,627)	$(519)	$(8,594)	$248,415	$(504)	$(7,605)	$(4,533)	$19	$(881)
Shares:
Sold	–	–	–	901	40,731	44	153	504	436	694
Reinvested	–	–	–	39	736	–	1	8	8	13
Redeemed	(1,556)	(402)	(57)	(1,857)	(14,842)	(95)	(940)	(990)	(456)	(789)
Net Increase (Decrease)	(1,556)	(402)	(57)	(917)	26,625	(51)	(786)	(478)	(12)	(82)

Distributions:
Period Ended April 30, 2012
From net investment
income	N/A	N/A	N/A	$(790)	$(10,254)	$(11)	$(19) $	(133) $	(131) $	(220)
From net realized gain on
investments	N/A	N/A	N/A	–	–	–	–	–	–	–
Total Dividends and Distributions	N/A	N/A	N/A	$(790)	$(10,254)	$(11)	$(19) $	(133) $	(131) $	(220)
Year Ended October 31, 2011
From net investment
income	$–	$–	$–	$(364)	$(7,024)	$–	$(10) $	(72) $	(74) $	(124)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	–	$–	$–	$(364)	$(7,024)	$–	$(10) $	(72) $	(74) $	(124)

(a)	Class A, Class B and Class C shares discontinued operations on November 12, 2010.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								LargeCap Growth Fund

								Period Ended		Year Ended
								April 30, 2012		October 31, 2011
Operations
Net investment income (loss)								$	3,966	$	2,112
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								129,388		179,271
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								175,049		(69,147)
		Net Increase (Decrease) in Net Assets Resulting from Operations						308,403		112,236

Dividends and Distributions to Shareholders
From net investment income									(5,364)		–
					Total Dividends and Distributions				(5,364)		–

Capital Share Transactions
Net increase (decrease) in capital share transactions								(154,693)		(168,316)
					Total increase (decrease) in net assets			148,346		(56,080)

Net Assets
Beginning of period								2,271,549		2,327,629
End of period (including undistributed net investment income as set forth below)								$2,419,895		$2,271,549
Undistributed (overdistributed) net investment income (loss)								$	1,253	$	2,651

	Class A Class B		Class C	Class J	Class P	Institutional	R -1	R -2	R -3	R -4	R -5
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	$9,669	$163	$1,323	$4,324	$498	$149,219	$1,373	$570	$1,500	$2,139	$11,865
Reinvested	–	–	–	–	2	5,224	–	–	–	–	41
Redeemed	(24,507)	(3,187)	(1,730)	(4,525)	(578)	(262,152)	(2,131)	(1,843)	(13,850)	(10,734)	(17,366)
Net Increase (Decrease)	$(14,838)	$(3,024)	$(407)	$(201)	$(78) $(107,709)		$(758)	$(1,273)	$(12,350)	$(8,595)	$(5,460)
Shares:
Sold	1,156	20	168	543	60	17,523	168	69	169	247	1,353
Reinvested	–	–	–	–	–	672	–	–	–	–	5
Redeemed	(2,975)	(407)	(215)	(575)	(70)	(29,677)	(263)	(237)	(1,598)	(1,201)	(2,036)
Net Increase (Decrease)	(1,819)	(387)	(47)	(32)	(10)	(11,482)	(95)	(168)	(1,429)	(954)	(678)
Year Ended October 31, 2011
Dollars:
Sold	$27,333	$249	$2,955	$6,638	$1,306	$214,924	$2,188	$1,880	$6,115	$4,479	$20,691
Redeemed	(70,098)	(7,297)	(3,996)	(10,759)	(185)	(279,203)	(5,401)	(10,382)	(22,435)	(13,717)	(33,601)
Net Increase (Decrease)	$(42,765)	$(7,048)	$(1,041)	$(4,121)	$1,121	$(64,279)	$(3,213)	$(8,502)	$(16,320)	$(9,238) $ (12,910)
Shares:
Sold	3,407	33	383	873	164	26,471	276	236	740	534	2,547
Redeemed	(8,856)	(959)	(514)	(1,423)	(23)	(34,427)	(681)	(1,329)	(2,694)	(1,661)	(4,069)
Net Increase (Decrease)	(5,449)	(926)	(131)	(550)	141	(7,956)	(405)	(1,093)	(1,954)	(1,127)	(1,522)

Distributions:
Period Ended April 30, 2012
From net investment
income	$–	$–	$–	$–	$(3)	$(5,320)	$–	$–	$–	$–	$(41)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$–	$–	$–	$–	$(3)	$(5,320)	$–	$–	$–	$–	$(41)
Year Ended October 31, 2011
From net investment
income	$–	$–	$–	$–	$–	$–	$–	$–	$–	$–	$–
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$–	$–	$–	$–	$–	$–	$–	$–	$–	$–	$–

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									LargeCap Growth Fund I

								Period Ended		Year Ended
								April 30, 2012		October 31, 2011
Operations
Net investment income (loss)								$	1,667		$4,634
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									133,828		265,746
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									376,503		(793)
		Net Increase (Decrease) in Net Assets Resulting from Operations							511,998		269,587

Dividends and Distributions to Shareholders
From net investment income									(4,620)		(3,441)
From net realized gain on investments									(121,184)		–
					Total Dividends and Distributions				(125,804)		(3,441)

Capital Share Transactions
Net increase (decrease) in capital share transactions									344,506		163,546
					Total increase (decrease) in net assets				730,700		429,692

Net Assets
Beginning of period									3,307,689		2,877,997
End of period (including undistributed net investment income as set forth below)									$4,038,389		$3,307,689
Undistributed (overdistributed) net investment income (loss)								$	473		$3,426

	Class A(a) Class B(a) Class C(a) Class J Institutional					R -1	R -2	R -3	R -4	R -5
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	N/A	N/A	N/A	$8,984	$406,469	$1,021	$3,046	$21,192	$16,802	$56,162
Reinvested	N/A	N/A	N/A	2,408	114,171	140	366	2,419	1,263	5,035
Redeemed	N/A	N/A	N/A	(7,482)	(238,961)	(771)	(2,144)	(6,910)	(4,969)	(33,735)
Net Increase (Decrease)	N/A	N/A	N/A	$3,910	$281,679	$390	$1,268	$16,701	$13,096	$27,462
Shares:
Sold	N/A	N/A	N/A	1,018	41,708	112	337	2,277	1,838	5,997
Reinvested	N/A	N/A	N/A	313	13,293	17	46	293	153	598
Redeemed	N/A	N/A	N/A	(870)	(23,651)	(83)	(238)	(725)	(532)	(3,380)
Net Increase (Decrease)	N/A	N/A	N/A	461	31,350	46	145	1,845	1,459	3,215
Year Ended October 31, 2011
Dollars:
Sold	$–	$–	$–	$20,171	$536,024	$1,425	$3,708	$34,119	$23,210	$61,001
Reinvested	–	–	–	–	3,441	–	–	–	–	–
Redeemed	(17,006)	(1,812)	(778)	(15,934)	(448,931)	(922)	(2,650)	(8,251)	(7,054)	(16,215)
Net Increase (Decrease)	$(17,006)	$(1,812)	$(778)	$4,237	$90,534	$503	$1,058	$25,868	$16,156	$44,786
Shares:
Sold	–	–	–	2,351	56,689	162	421	3,718	2,516	6,673
Reinvested	–	–	–	–	370	–	–	–	–	–
Redeemed	(2,006)	(226)	(92)	(1,869)	(48,015)	(102)	(301)	(902)	(784)	(1,775)
Net Increase (Decrease)	(2,006)	(226)	(92)	482	9,044	60	120	2,816	1,732	4,898

Distributions:
Period Ended April 30, 2012
From net investment
income	N/A	N/A	N/A	$–	$(4,620)	$–	$–	$–	$–	$–
From net realized gain on
investments	N/A	N/A	N/A	(2,410)	(109,551)	(140)	(366)	(2,419)	(1,263)	(5,035)
Total Dividends and
Distributions	N/A	N/A	N/A	$(2,410) $ (114,171) $		(140)	$(366)	$(2,419)	$(1,263)	$(5,035)
Year Ended October 31, 2011
From net investment
income	$–	$–	$–	$–	$(3,441)	$–	$–	$–	$–	$–
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$–	$–	$–	$–	$(3,441)	$–	$–	$–	$–	$–

(a)	Class A, Class B and Class C shares discontinued operations on November 12, 2010.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands										LargeCap Growth Fund II

										Period Ended		Year Ended
										April 30, 2012		October 31, 2011
Operations
Net investment income (loss)									$		3,488	$6,722
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions											44,473	165,764
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies										102,279		(73,916)
		Net Increase (Decrease) in Net Assets Resulting from Operations								150,240		98,570

Dividends and Distributions to Shareholders
From net investment income											(5,898)	(9,322)
From net realized gain on investments										(90,110)		(5,501)
						Total Dividends and Distributions				(96,008)		(14,823)

Capital Share Transactions
Net increase (decrease) in capital share transactions										102,354		(369,849)
				Total increase (decrease) in net assets						156,586		(286,102)

Net Assets
Beginning of period										1,086,041		1,372,143
End of period (including undistributed net investment income as set forth below)										$1,242,627		$1,086,041
Undistributed (overdistributed) net investment income (loss)									$		1,530	$3,940

Class A(a) Class C(a) Class J Institutional						R -1	R -2	R -3		R -4	R -5
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	N/A	N/A	$1,364	$42,271		$480	$671	$2,393		$1,401	$1,944
Reinvested	N/A	N/A	2,426	90,119		115	337	944		688	1,377
Redeemed	N/A	N/A	(2,500)	(34,479)		(206)	(2,522)	(1,895)		(806)	(1,768)
Net Increase (Decrease)	N/A	N/A	$1,290	$97,911		$389	$(1,514)	$1,442		$1,283	$1,553
Shares:
Sold	N/A	N/A	184	5,127		64	88	306		178	237
Reinvested	N/A	N/A	366	12,212		16	49	136		97	192
Redeemed	N/A	N/A	(336)	(4,188)		(26)	(332)	(244)		(101)	(225)
Net Increase (Decrease)	N/A	N/A	214	13,151		54	(195)	198		174	204
Year Ended October 31, 2011
Dollars:
Sold	$–	$–	$3,318	$77,409		$217	$934	$3,063		$962	$5,204
Reinvested	–	–	254	14,035		7	48	78		103	297
Redeemed	(2,042)	(351)	(5,001)	(441,375)		(487)	(3,555)	(2,542)		(3,684)	(16,741)
Net Increase (Decrease)	$(2,042)	$(351)	$(1,429) $ (349,931) $			(263)	$(2,573)	$599		$(2,619)	$(11,240)
Shares:
Sold	–	–	432	9,253		27	118	396		116	630
Reinvested	–	–	34	1,693		1	6	10		13	36
Redeemed	(263)	(46)	(654)	(54,007)		(60)	(463)	(320)		(447)	(1,972)
Net Increase (Decrease)	(263)	(46)	(188)	(43,061)		(32)	(339)	86		(318)	(1,306)

Distributions:
Period Ended April 30, 2012
From net investment
income	N/A	N/A	$(26)	$(5,804)	$	– $	– $	(12)		$(15)	$(41)
From net realized gain on
investments	N/A	N/A	(2,402)	(84,315)		(115)	(337)	(932)		(673)	(1,336)
Total Dividends and Distributions	N/A	N/A	$(2,428)	$(90,119)		$(115)	$(337)	$(944)		$(688)	$(1,377)
Year Ended October 31, 2011
From net investment
income	$–	$–	$(104)	$(8,953)	$	– $	(10)	$(33)		$(54)	$(168)
From net realized gain on
investments	–	–	(150)	(5,083)		(7)	(38)	(45)		(49)	(129)
Total Dividends and Distributions $	–	$–	$(254)	$(14,036)		$(7)	$(48)	$(78)		$(103)	$(297)

(a)	Class A, Class B and Class C shares discontinued operations on November 12, 2010.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								LargeCap S&P 500 Index Fund

								Period Ended		Year Ended
								April 30, 2012		October 31, 2011
Operations
Net investment income (loss)								$	21,993	$40,169
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									10,231	19,732
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									262,291	118,930
		Net Increase (Decrease) in Net Assets Resulting from Operations							294,515	178,831

Dividends and Distributions to Shareholders
From net investment income									(41,057)	(28,555)
					Total Dividends and Distributions				(41,057)	(28,555)

Capital Share Transactions
Net increase (decrease) in capital share transactions									124,195	(146,871)
				Total increase (decrease) in net assets					377,653	3,405

Net Assets
Beginning of period									2,302,054	2,298,649
End of period (including undistributed net investment income as set forth below)									$2,679,707	$2,302,054
Undistributed (overdistributed) net investment income (loss)								$	11,884	$30,948

	Class A	Class C	Class J Institutional		R -1	R -2	R -3	R -4	R -5
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	$7,952	$1,368	$16,509	$165,409	$1,908	$5,955	$23,207	$16,465	$29,817
Reinvested	2,185	65	4,940	25,845	164	395	1,939	1,911	3,571
Redeemed	(14,117)	(750)	(27,086)	(48,877)	(2,062)	(8,262)	(19,353)	(27,199)	(37,704)
Net Increase (Decrease)	$(3,980)	$683	$(5,637)	$142,377	$10	$(1,912)	$5,793	$(8,823)	$(4,316)
Shares:
Sold	859	151	1,785	17,854	206	638	2,564	1,763	3,169
Reinvested	251	7	573	2,978	19	45	223	219	406
Redeemed	(1,528)	(82)	(2,962)	(5,250)	(225)	(886)	(2,052)	(2,860)	(4,159)
Net Increase (Decrease)	(418)	76	(604)	15,582	–	(203)	735	(878)	(584)
Year Ended October 31, 2011
Dollars:
Sold	$17,378	$2,794	$36,467	$171,180	$4,568	$4,248	$35,722	$34,043	$69,381
Reinvested	1,658	25	2,988	18,980	122	244	940	1,094	2,469
Redeemed	(29,254)	(2,046)	(54,056)	(329,816)	(6,584)	(19,001)	(30,622)	(28,207)	(51,586)
Net Increase (Decrease)	$(10,218)	$773	$(14,601) $ (139,656) $		(1,894) $ (14,509) $		6,040	$6,930	$20,264
Shares:
Sold	1,934	323	4,114	19,213	518	479	4,017	3,894	7,813
Reinvested	189	3	343	2,164	14	28	107	124	278
Redeemed	(3,278)	(233)	(6,118)	(36,949)	(728)	(2,136)	(3,548)	(3,193)	(5,752)
Net Increase (Decrease)	(1,155)	93	(1,661)	(15,572)	(196)	(1,629)	576	825	2,339

Distributions:
Period Ended April 30, 2012
From net investment
income	$(2,222)	$(67)	$(4,943)	$(25,845)	$(164)	$(395)	$(1,939)	$(1,911)	$(3,571)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$(2,222)	$(67)	$(4,943)	$(25,845)	$(164)	$(395)	$(1,939)	$(1,911)	$(3,571)
Year Ended October 31, 2011
From net investment
income	$(1,689)	$(25)	$(2,992)	$(18,980)	$(122)	$(244)	$(940)	$(1,094)	$(2,469)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$(1,689)	$(25)	$(2,992)	$(18,980)	$(122)	$(244)	$(940)	$(1,094)	$(2,469)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								LargeCap Value Fund

								Period Ended		Year Ended
								April 30, 2012		October 31, 2011
Operations
Net investment income (loss)								$	12,766	$19,151
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									38,678	72,434
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								138,219		(28,130)
		Net Increase (Decrease) in Net Assets Resulting from Operations						189,663		63,455

Dividends and Distributions to Shareholders
From net investment income								(20,946)		(15,354)
					Total Dividends and Distributions			(20,946)		(15,354)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(23,360)		270,500
					Total increase (decrease) in net assets			145,357		318,601

Net Assets
Beginning of period								1,493,320		1,174,719
End of period (including undistributed net investment income as set forth below)								$1,638,677		$1,493,320
Undistributed (overdistributed) net investment income (loss)								$	6,917	$15,097

	Class A Class B		Class C Class J Institutional			R -1	R -2	R -3	R -4	R -5
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	$4,237	$76	$238	$3,706	$81,429	$220	$109	$316	$636	$1,529
Reinvested	1,367	–	4	413	19,014	6	11	23	24	50
Redeemed	(10,598)	(1,273)	(161)	(5,320)	(116,132)	(239)	(422)	(783)	(1,425)	(415)
Net Increase (Decrease)	$(4,994)	$(1,197)	$81	$(1,201)	$(15,689)	$(13)	$(302)	$(444)	$(765)	$1,164
Shares:
Sold	431	8	25	382	8,212	23	12	32	63	147
Reinvested	148	–	1	45	2,069	1	1	2	2	6
Redeemed	(1,085)	(130)	(17)	(553)	(11,442)	(24)	(42)	(78)	(138)	(43)
Net Increase (Decrease)	(506)	(122)	9	(126)	(1,161)	–	(29)	(44)	(73)	110
Year Ended October 31, 2011
Dollars:
Sold	$10,988	$108	$603	$9,402	$406,887	$241	$569	$1,300	$1,080	$1,248
Reinvested	1,308	–	5	352	13,526	6	18	9	24	69
Redeemed	(25,789)	(2,583)	(414)	(8,646)	(131,142)	(452)	(1,846)	(2,201)	(1,253)	(2,917)
Net Increase (Decrease)	$(13,493)	$(2,475)	$194	$1,108	$289,271	$(205)	$(1,259)	$(892)	$(149)	$(1,600)
Shares:
Sold	1,154	11	64	1,001	41,109	26	60	138	111	132
Reinvested	140	–	–	38	1,456	1	2	1	3	7
Redeemed	(2,712)	(275)	(44)	(921)	(13,714)	(47)	(197)	(244)	(130)	(310)
Net Increase (Decrease)	(1,418)	(264)	20	118	28,851	(20)	(135)	(105)	(16)	(171)

Distributions:
Period Ended April 30, 2012
From net investment
income	$(1,401)	$–	$(4)	$(413)	$(19,014)	$(6)	$(11)	$(23)	$(24)	$(50)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(1,401)	$–	$(4)	$(413)	$(19,014)	$(6)	$(11)	$(23)	$(24)	$(50)
Year Ended October 31, 2011
From net investment
income	$(1,345)	$–	$(5)	$(352)	$(13,526)	$(6)	$(18)	$(9)	$(24)	$(69)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(1,345)	$–	$(5)	$(352)	$(13,526)	$(6)	$(18)	$(9)	$(24)	$(69)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							LargeCap Value Fund I

							Period Ended	Year Ended
							April 30, 2012	October 31, 2011
Operations
Net investment income (loss)							$19,654	$31,268
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions							35,293	155,220
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies							174,285	(65,733)
		Net Increase (Decrease) in Net Assets Resulting from Operations					229,232	120,755

Dividends and Distributions to Shareholders
From net investment income							(33,260)	(29,245)
					Total Dividends and Distributions		(33,260)	(29,245)

Capital Share Transactions
Net increase (decrease) in capital share transactions							(81,044)	(361,544)
				Total increase (decrease) in net assets			114,928	(270,034)

Net Assets
Beginning of period							1,990,417	2,260,451
End of period (including undistributed net investment income as set forth below)							$2,105,345	$1,990,417
Undistributed (overdistributed) net investment income (loss)							$9,573	$23,179

	Institutional	R -1	R -2	R -3	R -4	R -5
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	$118,694	$328	$380	$424	$339	$117
Reinvested	33,128	25	17	29	44	16
Redeemed	(231,469)	(470)	(388)	(536)	(843)	(879)
Net Increase (Decrease)	$(79,647)	$(117)	$9	$(83)	$(460)	$(746)
Shares:
Sold	10,847	30	34	40	33	11
Reinvested	3,267	3	2	3	4	1
Redeemed	(20,671)	(43)	(37)	(49)	(77)	(85)
Net Increase (Decrease)	(6,557)	(10)	(1)	(6)	(40)	(73)
Year Ended October 31, 2011
Dollars:
Sold	$179,947	$814	$1,157	$833	$862	$661
Reinvested	29,047	30	12	39	43	74
Redeemed	(558,938)	(2,463)	(3,159)	(3,556)	(1,777)	(5,170)
Net Increase (Decrease)	$(349,944)	$(1,619)	$(1,990)	$(2,684)	$(872)	$(4,435)
Shares:
Sold	16,857	76	105	78	79	61
Reinvested	2,753	3	1	4	4	7
Redeemed	(52,654)	(225)	(301)	(330)	(165)	(468)
Net Increase (Decrease)	(33,044)	(146)	(195)	(248)	(82)	(400)

Distributions:
Period Ended April 30, 2012
From net investment
income	$(33,129)	$(25)	$(17)	$(29)	$(44)	$(16)
From net realized gain on
investments	–	–	–	–	–	–
Total Dividends and
Distributions	$(33,129)	$(25)	$(17)	$(29)	$(44)	$(16)
Year Ended October 31, 2011
From net investment
income	$(29,047)	$(30)	$(12)	$(39)	$(43)	$(74)
From net realized gain on
investments	–	–	–	–	–	–
Total Dividends and
Distributions	$(29,047)	$(30)	$(12)	$(39)	$(43)	$(74)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								LargeCap Value Fund III

								Period Ended		Year Ended
								April 30, 2012		October 31, 2011
Operations
Net investment income (loss)								$	10,998	$19,586
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									6,534	176,884
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									98,598	(115,140)
		Net Increase (Decrease) in Net Assets Resulting from Operations						116,130		81,330

Dividends and Distributions to Shareholders
From net investment income								(19,865)		(22,435)
					Total Dividends and Distributions			(19,865)		(22,435)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(115,844)		(653,395)
				Total increase (decrease) in net assets				(19,579)		(594,500)

Net Assets
Beginning of period								1,167,134		1,761,634
End of period (including undistributed net investment income as set forth below)								$1,147,555		$1,167,134
Undistributed (overdistributed) net investment income (loss)								$	5,447	$14,314

	Class A(a) Class B(a) Class C(a) Class J Institutional					R -1	R -2	R -3	R -4	R -5
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	N/A	N/A	N/A	$1,923	$12,336	$211	$385	$1,449	$510	$590
Reinvested	N/A	N/A	N/A	812	18,573	17	67	137	134	124
Redeemed	N/A	N/A	N/A	(7,105)	(134,335)	(535)	(2,732)	(2,508)	(3,271)	(2,626)
Net Increase (Decrease)	N/A	N/A	N/A	$(4,370) $ (103,426) $		(307)	$(2,280)	$(922)	$(2,627)	$(1,912)
Shares:
Sold	N/A	N/A	N/A	192	1,210	20	37	140	50	57
Reinvested	N/A	N/A	N/A	85	1,937	2	7	14	14	13
Redeemed	N/A	N/A	N/A	(713)	(13,123)	(53)	(271)	(238)	(337)	(261)
Net Increase (Decrease)	N/A	N/A	N/A	(436)	(9,976)	(31)	(227)	(84)	(273)	(191)
Year Ended October 31, 2011
Dollars:
Sold	$–	$–	$–	$5,676	$146,798	$838	$1,030	$2,153	$3,029	$6,970
Reinvested	–	–	–	640	21,121	24	101	134	146	269
Redeemed	(10,535)	(2,522)	(349)	(11,367)	(767,438)	(2,398)	(8,253)	(13,150)	(6,039)	(20,273)
Net Increase (Decrease)	$(10,535)	$(2,522)	$(349)	$(5,051) $ (599,519) $		(1,536)	$(7,122) $ (10,863) $		(2,864) $ (13,034)
Shares:
Sold	–	–	–	557	13,954	82	100	205	285	664
Reinvested	–	–	–	64	2,089	2	10	13	15	26
Redeemed	(1,061)	(254)	(35)	(1,127)	(74,038)	(230)	(808)	(1,244)	(577)	(1,928)
Net Increase (Decrease)	(1,061)	(254)	(35)	(506)	(57,995)	(146)	(698)	(1,026)	(277)	(1,238)

Distributions:
Period Ended April 30, 2012
From net investment
income	N/A	N/A	N/A	$(812)	$(18,574)	$(17)	$(67)	$(137)	$(134)	$(124)
From net realized gain on
investments	N/A	N/A	N/A	–	–	–	–	–	–	–
Total Dividends and
Distributions	N/A	N/A	N/A	$(812)	$(18,574)	$(17)	$(67)	$(137)	$(134)	$(124)
Year Ended October 31, 2011
From net investment
income	$–	$–	$–	$(640)	$(21,121)	$(24)	$(101)	$(134)	$(146)	$(269)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$–	$–	$–	$(640)	$(21,121)	$(24)	$(101)	$(134)	$(146)	$(269)

(a)	Class A, Class B and Class C shares discontinued operations on November 12, 2010.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									MidCap Blend Fund

									Period Ended		Year Ended
									April 30, 2012		October 31, 2011
Operations
Net investment income (loss)									$	3,310	$	3,204
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions										50,178	111,775
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									239,851			58,385
			Net Increase (Decrease) in Net Assets Resulting from Operations						293,339		173,364

Dividends and Distributions to Shareholders
From net investment income										(7,270)	(15,700)
From net realized gain on investments									(110,330)		(49,428)
						Total Dividends and Distributions			(117,600)		(65,128)

Capital Share Transactions
Net increase (decrease) in capital share transactions									804,084		337,552
						Total increase (decrease) in net assets			979,823		445,788

Net Assets
Beginning of period									1,686,389		1,240,601
End of period (including undistributed net investment income as set forth below)									$2,666,212		$1,686,389
Undistributed (overdistributed) net investment income (loss)									$(10,352)		$	(6,392)

	Class A		Class B Class C		Class J	Class P Institutional		R -1	R -2	R -3	R -4	R -5
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	$239,685		$534	$35,978	$20,795	$276,105	$415,681	$1,565	$7,577	$18,147	$21,741	$25,853
Reinvested	39,698		1,582	1,898	11,863	13,638	34,874	122	503	1,258	2,946	3,259
Redeemed	(82,372)		(7,845)	(4,447)	(19,972)	(30,295)	(187,281)	(448)	(1,544)	(4,293)	(7,248)	(25,473)
Net Increase (Decrease)	$197,011		$(5,729)	$33,429	$12,686	$259,448	$263,274	$1,239	$6,536	$15,112	$17,439	$3,639
Shares:
Sold	16,909		40	2,615	1,518	19,301	28,987	113	561	1,280	1,527	1,815
Reinvested	3,081		126	153	954	1,045	2,665	10	40	99	225	251
Redeemed	(5,820)		(569)	(324)	(1,462)	(2,116)	(12,994)	(34)	(112)	(306)	(501)	(1,731)
Net Increase (Decrease)	14,170		(403)	2,444	1,010	18,230	18,658	89	489	1,073	1,251	335
Year Ended October 31, 2011
Dollars:
Sold	$177,196		$1,621	$22,855	$36,901	$61,210	$246,013	$528	$4,788	$8,297	$40,386	$18,444
Reinvested	25,881		1,334	720	8,659	9	20,239	96	291	968	715	1,887
Redeemed	(123,401)		(15,058)	(8,811)	(38,455)	(10,071)	(117,418)	(1,081)	(2,310)	(8,604)	(6,865)	(9,412)
Net Increase (Decrease)	$79,676	$(12,103)		$14,764	$7,105	$51,148	$148,834	$(457)	$2,769	$661	$34,236	$10,919
Shares:
Sold	12,797		118	1,703	2,736	4,256	17,761	39	356	600	2,895	1,314
Reinvested	1,970		105	57	680	1	1,522	7	23	74	54	143
Redeemed	(8,866)		(1,112)	(645)	(2,881)	(716)	(8,262)	(79)	(169)	(653)	(494)	(682)
Net Increase (Decrease)	5,901		(889)	1,115	535	3,541	11,021	(33)	210	21	2,455	775

Distributions:
Period Ended April 30, 2012
From net investment
income	$(1,389)	$	– $	–	$(308)	$(1,334)	$(3,843)	$–	$–	$(5)	$(189)	$(202)
From net realized gain on
investments	(40,212)		(1,617)	(2,579)	(11,573)	(12,982)	(33,675)	(122)	(503)	(1,253)	(2,757)	(3,057)
Total Dividends and
Distributions	$(41,601)		$(1,617)	$(2,579) $ (11,881) $ (14,316) $			(37,518)	$(122)	$(503)	$(1,258)	$(2,946)	$(3,259)
Year Ended October 31, 2011
From net investment
income	$(6,065)	$	– $	(147)	$(1,853)	$(3)	$(6,640)	$(15)	$(60)	$(227)	$(186)	$(504)
From net realized gain on
investments	(20,835)		(1,392)	(862)	(6,815)	(6)	(16,553)	(81)	(231)	(741)	(529)	(1,383)
Total Dividends and
Distributions	$(26,900)		$(1,392)	$(1,009)	$(8,668)	$(9)	$(23,193)	$(96)	$(291)	$(968)	$(715)	$(1,887)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									MidCap Growth Fund

									Period Ended	Year Ended
									April 30, 2012	October 31, 2011
Operations
Net investment income (loss)									$(262)	$(754)
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									5,813	17,427
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									3,484	(6,204)
		Net Increase (Decrease) in Net Assets Resulting from Operations							9,035	10,469

Dividends and Distributions to Shareholders
From net realized gain on investments									(14,605)	–
						Total Dividends and Distributions			(14,605)	–

Capital Share Transactions
Net increase (decrease) in capital share transactions									(16,639)	9,957
					Total increase (decrease) in net assets				(22,209)	20,426

Net Assets
Beginning of period									131,680	111,254
End of period (including undistributed net investment income as set forth below)									$109,471	$131,680
Undistributed (overdistributed) net investment income (loss)									$(262)	$–

	Class J	Institutional		R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	$1,920	$12,248		$231	$402	$505	$503	$4,105
Reinvested	3,048	3,540		181	374	709	871	3,835
Redeemed	(2,742)	(19,716)		(136)	(901)	(1,570)	(6,319)	(17,727)
Net Increase (Decrease)	$2,226	$(3,928)		$276	$(125)	$(356)	$(4,945)	$(9,787)
Shares:
Sold	301	1,716		34	58	72	69	552
Reinvested	536	558		31	61	113	136	588
Redeemed	(422)	(2,738)		(21)	(129)	(211)	(846)	(2,368)
Net Increase (Decrease)	415	(464)		44	(10)	(26)	(641)	(1,228)
Year Ended October 31, 2011
Dollars:
Sold	$5,772	$34,467		$1,584	$882	$1,464	$2,212	$8,418
Redeemed	(6,702)	(18,900)		(1,383)	(1,024)	(2,998)	(2,501)	(11,334)
Net Increase (Decrease)	$(930)	$15,567		$201	$(142)	$(1,534)	$(289)	$(2,916)
Shares:
Sold	782	4,229		200	111	187	272	1,001
Redeemed	(914)	(2,363)		(177)	(128)	(377)	(307)	(1,398)
Net Increase (Decrease)	(132)	1,866		23	(17)	(190)	(35)	(397)

Distributions:
Period Ended April 30, 2012
From net investment
income	$–	$–	$	– $	– $	– $	– $	–
From net realized gain on
investments	(3,055)	(5,580)		(181)	(374)	(709)	(871)	(3,835)
Total Dividends and
Distributions	$(3,055)	$(5,580)		$(181)	$(374)	$(709)	$(871)	$(3,835)
Year Ended October 31, 2011
From net investment
income	$–	$–	$	– $	– $	– $	– $	–
From net realized gain on
investments	–	–		–	–	–	–	–
Total Dividends and
Distributions	$–	$–	$	– $	– $	– $	– $	–

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								MidCap Growth Fund III

								Period Ended		Year Ended
								April 30, 2012		October 31, 2011
Operations
Net investment income (loss)								$	(329)	$(2,062)
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									67,775	262,957
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									59,675	(112,787)
		Net Increase (Decrease) in Net Assets Resulting from Operations						127,121		148,108

Capital Share Transactions
Net increase (decrease) in capital share transactions								(44,425)		(21,722)
				Total increase (decrease) in net assets					82,696	126,386

Net Assets
Beginning of period								1,486,978		1,360,592
End of period (including undistributed net investment income as set forth below)								$1,569,674		$1,486,978
Undistributed (overdistributed) net investment income (loss)								$	(329)	$–

	Class A(a)	Class B(a)	Class C(a)	Class J	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	N/A	N/A	N/A	$2,757	$87,040	$641	$419	$2,162	$3,744	$3,479
Redeemed	N/A	N/A	N/A	(3,518)	(124,136)	(907)	(845)	(7,748)	(3,426)	(4,087)
Net Increase (Decrease)	N/A	N/A	N/A	$(761)	$(37,096)	$(266)	$(426)	$(5,586)	$318	$(608)
Shares:
Sold	N/A	N/A	N/A	271	7,653	63	41	201	344	307
Redeemed	N/A	N/A	N/A	(356)	(11,519)	(87)	(81)	(717)	(322)	(366)
Net Increase (Decrease)	N/A	N/A	N/A	(85)	(3,866)	(24)	(40)	(516)	22	(59)
Year Ended October 31, 2011
Dollars:
Sold	$–	$–	$–	$7,648	$237,776	$1,402	$1,451	$6,441	$6,114	$18,658
Redeemed	(10,397)	(1,814)	(836)	(9,126)	(237,529)	(2,418)	(6,634)	(15,123)	(8,778)	(8,557)
Net Increase (Decrease)	$(10,397)	$(1,814)	$(836)	$(1,478)	$247	$(1,016)	$(5,183)	$(8,682)	$(2,664)	$10,101
Shares:
Sold	–	–	–	756	22,815	137	138	595	545	1,807
Redeemed	(1,104)	(201)	(91)	(924)	(22,304)	(232)	(637)	(1,492)	(820)	(777)
Net Increase (Decrease)	(1,104)	(201)	(91)	(168)	511	(95)	(499)	(897)	(275)	1,030

Distributions:
Period Ended April 30, 2012
From net investment
income	N/A	N/A	N/A	$–	$–	$–	$–	$–	$–	$–
From net realized gain on
investments	N/A	N/A	N/A	–	–	–	–	–	–	–
Total Dividends and Distributions	N/A	N/A	N/A	$–	$–	$–	$–	$–	$–	$–
Year Ended October 31, 2011
From net investment
income	$–	$–	$–	$–	$–	$–	$–	$–	$–	$–
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	–	$–	$–	$–	$–	$–	$–	$–	$–	$–

(a)	Class A, Class B and Class C shares discontinued operations on November 12, 2010.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								MidCap S&P 400 Index Fund

								Period Ended	Year Ended
								April 30, 2012	October 31, 2011
Operations
Net investment income (loss)								$2,166	$3,204
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								11,496	18,418
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								45,679	1,080
		Net Increase (Decrease) in Net Assets Resulting from Operations						59,341	22,702

Dividends and Distributions to Shareholders
From net investment income								(3,464)	(2,540)
From net realized gain on investments								(18,223)	(3,490)
					Total Dividends and Distributions			(21,687)	(6,030)

Capital Share Transactions
Net increase (decrease) in capital share transactions								50,643	92,379
				Total increase (decrease) in net assets				88,297	109,051

Net Assets
Beginning of period								448,425	339,374
End of period (including undistributed net investment income as set forth below)								$536,722	$448,425
Undistributed (overdistributed) net investment income (loss)								$1,089	$2,387

	Class J	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	$3,381	$42,126	$1,483	$1,554	$25,104	$11,609	$23,591
Reinvested	1,983	9,192	364	732	3,368	1,991	4,053
Redeemed	(3,939)	(28,165)	(1,240)	(3,196)	(10,943)	(11,277)	(21,128)
Net Increase (Decrease)	$1,425	$23,153	$607	$(910)	$17,529	$2,323	$6,516
Shares:
Sold	243	3,026	106	108	1,834	816	1,668
Reinvested	160	724	29	58	263	155	314
Redeemed	(285)	(1,974)	(89)	(222)	(759)	(779)	(1,529)
Net Increase (Decrease)	118	1,776	46	(56)	1,338	192	453
Year Ended October 31, 2011
Dollars:
Sold	$10,932	$113,745	$2,167	$4,017	$25,215	$15,550	$39,729
Reinvested	631	1,905	110	279	742	629	1,734
Redeemed	(11,137)	(29,120)	(2,282)	(9,761)	(15,479)	(13,035)	(44,192)
Net Increase (Decrease)	$426	$86,530	$(5)	$(5,465)	$10,478	$3,144	$(2,729)
Shares:
Sold	774	7,811	151	283	1,699	1,091	2,723
Reinvested	46	136	8	20	52	44	121
Redeemed	(799)	(2,055)	(160)	(674)	(1,097)	(895)	(2,964)
Net Increase (Decrease)	21	5,892	(1)	(371)	654	240	(120)

Distributions:
Period Ended April 30, 2012
From net investment
income	$(230)	$(1,872)	$(6)	$(23)	$(420)	$(283)	$(630)
From net realized gain on
investments	(1,755)	(7,322)	(358)	(709)	(2,948)	(1,708)	(3,423)
Total Dividends and
Distributions	$(1,985)	$(9,194)	$(364)	$(732)	$(3,368)	$(1,991)	$(4,053)
Year Ended October 31, 2011
From net investment
income	$(203)	$(964)	$(23)	$(59)	$(247)	$(263)	$(781)
From net realized gain on
investments	(428)	(941)	(87)	(220)	(495)	(366)	(953)
Total Dividends and
Distributions	$(631)	$(1,905)	$(110)	$(279)	$(742)	$(629)	$(1,734)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands										MidCap Value Fund I

										Period Ended		Year Ended
										April 30, 2012		October 31, 2011
Operations
Net investment income (loss)									$		6,117	$10,433
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions											40,395	189,661
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies										113,657		(135,225)
		Net Increase (Decrease) in Net Assets Resulting from Operations								160,169		64,869

Dividends and Distributions to Shareholders
From net investment income											(8,906)	(17,124)
					Total Dividends and Distributions						(8,906)	(17,124)

Capital Share Transactions
Net increase (decrease) in capital share transactions											19,501	(58,234)
				Total increase (decrease) in net assets						170,764		(10,489)

Net Assets
Beginning of period										1,439,246		1,449,735
End of period (including undistributed net investment income as set forth below)										$1,610,010		$1,439,246
Undistributed (overdistributed) net investment income (loss)									$		2,761	$5,550

Class A(a)		Class B(a)	Class C(a)	Class J	Institutional	R-1	R-2			R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	N/A	N/A	N/A	$1,660	$98,012	$719	$1,149	$		3,082	$4,882	$10,842
Reinvested	N/A	N/A	N/A	67	8,517	–	–			37	80	193
Redeemed	N/A	N/A	N/A	(4,688)	(80,641)	(856)	(1,887)			(11,003)	(6,391)	(4,273)
Net Increase (Decrease)	N/A	N/A	N/A	$(2,961)	$25,888	$(137)	$(738)			$(7,884)	$(1,429)	$6,762
Shares:
Sold	N/A	N/A	N/A	129	7,294	56	90			241	380	827
Reinvested	N/A	N/A	N/A	5	692	–	–			3	7	16
Redeemed	N/A	N/A	N/A	(362)	(6,142)	(66)	(147)			(843)	(482)	(334)
Net Increase (Decrease)	N/A	N/A	N/A	(228)	1,844	(10)	(57)			(599)	(95)	509
Year Ended October 31, 2011
Dollars:
Sold	$–	$–	$–	$5,179	$123,460	$1,390	$3,038	$		11,639	$8,702	$17,511
Reinvested	–	–	–	334	15,798	31	78			275	268	340
Redeemed	(3,186)	(493)	(755)	(10,457)	(194,166)	(3,049)	(8,360)			(8,479)	(8,837)	(8,495)
Net Increase (Decrease)	$(3,186)	$(493)	$(755)	$(4,944)	$(54,908)	$(1,628)	$(5,244)			$3,435	$133	$9,356
Shares:
Sold	–	–	–	396	9,340	107	230			905	667	1,340
Reinvested	–	–	–	26	1,213	3	6			21	21	26
Redeemed	(258)	(40)	(62)	(808)	(14,876)	(229)	(654)			(669)	(692)	(658)
Net Increase (Decrease)	(258)	(40)	(62)	(386)	(4,323)	(119)	(418)			257	(4)	708

Distributions:
Period Ended April 30, 2012
From net investment
income	N/A	N/A	N/A	$(67)	$(8,529)	$–	$–	$		(37)	$(80)	$(193)
From net realized gain on
investments	N/A	N/A	N/A	–	–	–	–			–	–	–
Total Dividends and Distributions	N/A	N/A	N/A	$(67)	$(8,529)	$–	$–	$		(37)	$(80)	$(193)
Year Ended October 31, 2011
From net investment
income	$–	$–	$–	$(334)	(15,798)	$(31)	$(78)			$(275)	$(268)	$(340)
From net realized gain on
investments	–	–	–	–	–	–	–			–	–	–
Total Dividends and Distributions $	–	$–	$–	$(334)	(15,798)	$(31)	$(78)			$(275)	$(268)	$(340)

(a)	Class A, Class B and Class C shares discontinued operations on November 12, 2010.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands														MidCap Value Fund III

														Period Ended	Year Ended
														April 30, 2012	October 31, 2011
Operations
Net investment income (loss)														$514	$932
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions														2,850	9,605
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies														6,172	(3,590)
			Net Increase (Decrease) in Net Assets Resulting from Operations											9,536	6,947

Dividends and Distributions to Shareholders
From net investment income														(805)	(1,076)
									Total Dividends and Distributions					(805)	(1,076)

Capital Share Transactions
Net increase (decrease) in capital share transactions														(4,782)	(9,661)
							Total increase (decrease) in net assets							3,949	(3,790)

Net Assets
Beginning of period														89,943	93,733
End of period (including undistributed net investment income as set forth below)														$93,892	$89,943
Undistributed (overdistributed) net investment income (loss)														$194	$485

	Class J		Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	$1,655		$424		$67		$82		$288		$144		$990
Reinvested	702		11		1		5		12		10		64
Redeemed	(6,288)		(803)		(47)		(352)		(756)		(125)		(866)
Net Increase (Decrease)	$(3,931	) $	(368)		$21		$(265	) $	(456	) $	29		$188
Shares:
Sold	133		33		5		7		23		11		79
Reinvested	59		1		–		–		1		1		5
Redeemed	(504)		(60)		(4)		(27)		(60)		(10)		(66)
Net Increase (Decrease)	(312)		(26)		1		(20)		(36)		2		18
Year Ended October 31, 2011
Dollars:
Sold	$4,020		$803		$69		$247		$812		$310		$1,521
Reinvested	924		4		4		14		21		17		92
Redeemed	(12,873)		(194)		(290)		(831)		(889)		(603)		(2,839)
Net Increase (Decrease)	$(7,929	) $	613		$(217	) $	(570	) $	(56	) $	(276	) $	(1,226)
Shares:
Sold	328		65		6		21		68		25		126
Reinvested	78		1		–		1		2		2		8
Redeemed	(1,066)		(16)		(24)		(68)		(72)		(50)		(236)
Net Increase (Decrease)	(660)		50		(18)		(46)		(2)		(23)		(102)

Distributions:
Period Ended April 30, 2012
From net investment
income	$(702	) $	(11	) $	(1	) $	(5	) $	(12	) $	(10	) $	(64)
From net realized gain on
investments	–		–		–		–		–		–		–
Total Dividends and Distributions $	(702	) $	(11	) $	(1	) $	(5	) $	(12	) $	(10	) $	(64)
Year Ended October 31, 2011
From net investment
income	$(924	) $	(4	) $	(4	) $	(14	) $	(21	) $	(17	) $	(92)
From net realized gain on
investments	–		–		–		–		–		–		–
Total Dividends and Distributions $	(924	) $	(4	) $	(4	) $	(14	) $	(21	) $	(17	) $	(92)

See accompanying notes.

				STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands													Money Market Fund

											Period Ended			Year Ended
											April 30, 2012			October 31, 2011
Operations
Net investment income (loss)											$		–			$–
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions													–			4
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies													–			–
			Net Increase (Decrease) in Net Assets Resulting from Operations										–			4

Capital Share Transactions
Net increase (decrease) in capital share transactions												(181,731)				14,549
						Total increase (decrease) in net assets						(181,731)				14,553

Net Assets
Beginning of period												1,338,634				1,324,081
End of period (including undistributed net investment income as set forth below)												$1,156,903				$1,338,634
Undistributed (overdistributed) net investment income (loss)											$		–			$–

	Class A		Class B	Class C	Class J	Institutional		R -1 (a)	R -2	(a)	R -3 (a)		R -4 (a)	R -5	(a)
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	$197,922		$2,244	$6,615	$68,608	$210,512		$1,197	$1,003		$6,140		$3,954	$11,723
Redeemed	(234,917)		(9,276)	(15,381)	(94,805)	(121,433)		(9,895)	(22,201)		(53,122)		(28,124)	(102,495)
Net Increase (Decrease)	$(36,995)		$(7,032)	$(8,766)	$(26,197)	$89,079		$(8,698)	(21,198)		$(46,982) $		$(24,170)	(90,772)
Shares:
Sold	197,921		2,244	6,615	68,608	210,512		1,197	1,003		6,140		3,954	11,723
Redeemed	(234,917)		(9,276)	(15,381)	(94,805)	(121,433)		(9,895)	(22,201)		(53,122)		(28,124)	(102,495)
Net Increase (Decrease)	(36,996)		(7,032)	(8,766)	(26,197)	89,079		(8,698)	(21,198)		(46,982)		(24,170)	(90,772)
Year Ended October 31, 2011
Dollars:
Sold	$570,848		$10,967	$30,190	$194,727	$200,053		$3,245	$5,608		$25,655		$13,578	$54,955
Redeemed	(559,870)		(23,973)	(23,271)	(188,063)	(139,058)		(4,366)	(10,118)		(34,905)		(12,285)	(99,368)
Net Increase (Decrease)	$10,978	$(13,006)		$6,919	$6,664	$60,995		$(1,121)	$(4,510	) $	(9,250	) $	1,293	$(44,413)
Shares:
Sold	570,848		10,967	30,190	194,727	200,053		3,245	5,608		25,655		13,578	54,955
Redeemed	(559,870)		(23,973)	(23,271)	(188,063)	(139,058)		(4,366)	(10,118)		(34,905)		(12,285)	(99,368)
Net Increase (Decrease)	10,978		(13,006)	6,919	6,664	60,995		(1,121)	(4,510)		(9,250)		1,293	(44,413)

Distributions:
Period Ended April 30, 2012
From net investment
income	$–	$	– $	–	$–	$–	$	– $	– $		–		$–	$–
From net realized gain on
investments	–		–	–	–	–		–	–		–		–	–
Total Dividends and
Distributions	$–	$	– $	–	$–	$–	$	– $	– $		–		$–	$–
Year Ended October 31, 2011
From net investment
income	$–	$	– $	–	$–	$–	$	– $	– $		–		$–	$–
From net realized gain on
investments	–		–	–	–	–		–	–		–		–	–
Total Dividends and
Distributions	$–	$	– $	–	$–	$–	$	– $	– $		–		$–	$–

(a)	Class R-1, R-2, R-3, R-4 and R-5 shares discontinued operations on March 6, 2012.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									Overseas Fund(a)

									Period Ended	Year Ended
									April 30, 2012	October 31, 2011
Operations
Net investment income (loss)									$18,934	$31,136
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									(3,231)	53,592
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									44,238	(175,517)
			Net Increase (Decrease) in Net Assets Resulting from Operations						59,941	(90,789)

Dividends and Distributions to Shareholders
From net investment income									(33,000)	(17,708)
From net realized gain on investments									(55,945)	(84,682)
							Total Dividends and Distributions		(88,945)	(102,390)

Capital Share Transactions
Net increase (decrease) in capital share transactions									146,623	406,801
						Total increase (decrease) in net assets			117,619	213,622

Net Assets
Beginning of period									1,351,191	1,137,569
End of period (including undistributed net investment income as set forth below)									$1,468,810	$1,351,191
Undistributed (overdistributed) net investment income (loss)									$13,758	$27,824

Institutional			R -1	R -2		R -3	R -4	R -5
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	$122,465		$10	$10		$10	$10	$10
Reinvested	88,945		–	–		–	–	–
Redeemed	(64,837)		–	–		–	–	–
Net Increase (Decrease)	$146,573		$10	$10		$10	$10	$10
Shares:
Sold	12,854		1	1		1	1	1
Reinvested	10,262		–	–		–	–	–
Redeemed	(6,864)		–	–		–	–	–
Net Increase (Decrease)	16,252		1	1		1	1	1
Year Ended October 31, 2011
Dollars:
Sold	$432,250		N/A	N/A		N/A	N/A	N/A
Reinvested	102,390		N/A	N/A		N/A	N/A	N/A
Redeemed	(127,839)		N/A	N/A		N/A	N/A	N/A
Net Increase (Decrease)	$406,801		N/A	N/A		N/A	N/A	N/A
Shares:
Sold	39,376		N/A	N/A		N/A	N/A	N/A
Reinvested	9,659		N/A	N/A		N/A	N/A	N/A
Redeemed	(11,906)		N/A	N/A		N/A	N/A	N/A
Net Increase (Decrease)	37,129		N/A	N/A		N/A	N/A	N/A

Distributions:
Period Ended April 30, 2012
From net investment income $	(33,000	) $	–	$–	$	– $	–	$–
From net realized gain on
investments	(55,945)		–	–		–	–	–
Total Dividends and Distributions $	(88,945	) $	–	$–	$	– $	–	$–
Year Ended October 31, 2011
From net investment income	$(17,708)		N/A	N/A		N/A	N/A	N/A
From net realized gain on
investments	(84,682)		N/A	N/A		N/A	N/A	N/A
Total Dividends and Distributions	$(102,390)		N/A	N/A		N/A	N/A	N/A

(a)	Effective February 29, 2012, International Value Fund I changed its name to Overseas Fund.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									Principal Capital Appreciation Fund

									Period Ended		Year Ended
									April 30, 2012		October 31, 2011
Operations
Net investment income (loss)									$	9,594	$13,650
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions										10,594	21,191
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									168,526		52,912
			Net Increase (Decrease) in Net Assets Resulting from Operations						188,714		87,753

Dividends and Distributions to Shareholders
From net investment income										(14,953)	(17,064)
From net realized gain on investments										(20,340)	(37,979)
						Total Dividends and Distributions				(35,293)	(55,043)

Capital Share Transactions
Net increase (decrease) in capital share transactions										(511)	490,980
					Total increase (decrease) in net assets				152,910		523,690

Net Assets
Beginning of period									1,609,783		1,086,093
End of period (including undistributed net investment income as set forth below)									$1,762,693		$1,609,783
Undistributed (overdistributed) net investment income (loss)									$	5,634	$10,993

	Class A		Class B	Class C	Class P	Institutional	R -1	R -2	R -3	R -4	R -5
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	$27,262		$210	$2,294	$4,347	$48,612	$227	$113	$3,145	$3,011	$7,238
Reinvested	11,368		781	350	180	21,321	32	37	174	159	432
Redeemed	(56,155)		(14,138)	(2,579)	(1,258)	(40,141)	(141)	(151)	(1,072)	(4,362)	(11,807)
Net Increase (Decrease)	$(17,525)	$(13,147)		$65	$3,269	$29,792	$118	$(1)	$2,247	$(1,192)	$(4,137)
Shares:
Sold	684		6	67	104	1,212	5	3	80	77	183
Reinvested	310		26	11	5	572	1	1	5	4	12
Redeemed	(1,413)		(420)	(76)	(31)	(1,000)	(4)	(4)	(27)	(109)	(282)
Net Increase (Decrease)	(419)		(388)	2	78	784	2	–	58	(28)	(87)
Year Ended October 31, 2011
Dollars:
Sold	$49,738		$934	$5,427	$11,092	$332,965	$602	$1,342	$3,038	$4,982	$11,110
Issued in acquisitions	187,973		8,780	2,409	–	32,435	981	615	4,033	477	626
Reinvested	15,325		1,987	727	–	34,698	10	4	50	155	509
Redeemed	(100,072)		(20,490)	(5,624)	(1,235)	(85,931)	(257)	(190)	(645)	(733)	(6,867)
Net Increase (Decrease)	$152,964		$(8,789)	$2,939	$9,857	$314,167	$1,336	$1,771	$6,476	$4,881	$5,378
Shares:
Sold	1,281		28	164	272	8,525	15	34	76	126	288
Issued in acquisitions	5,048		279	76	–	860	27	17	108	13	16
Reinvested	400		62	22	–	895	–	–	1	4	13
Redeemed	(2,576)		(618)	(170)	(33)	(2,171)	(7)	(5)	(17)	(19)	(175)
Net Increase (Decrease)	4,153		(249)	92	239	8,109	35	46	168	124	142

Distributions:
Period Ended April 30, 2012
From net investment
income	$(4,517)		$–	$(28)	$(89)	$(9,975)	$(12)	$(13)	$(72)	$(64)	$(183)
From net realized gain on
investments	(7,223)		(807)	(344)	(113)	(11,363)	(20)	(24)	(102)	(95)	(249)
Total Dividends and
Distributions	$(11,740)		$(807)	$(372)	$(202)	(21,338)	$(32)	$(37)	$(174)	$(159)	$(432)
Year Ended October 31, 2011
From net investment
income	$(4,465)		$(72)	$(102)	$–	$(12,181)	$(3)	$(1)	$(18)	$(52)	$(170)
From net realized gain on
investments	(12,121)		(2,145)	(681)	–	(22,548)	(7)	(3)	(32)	(103)	(339)
Total Dividends and
Distributions	$(16,586	) $	(2,217)	(783)	$–	$(34,729)	$(10)	$(4)	$(50)	$(155)	$(509)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Principal LifeTime 2010 Fund

								Period Ended	Year Ended
								April 30, 2012	October 31, 2011
Operations
Net investment income (loss)								$27,169	$42,094
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								20,904	9,424
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								59,741	24,688
		Net Increase (Decrease) in Net Assets Resulting from Operations						107,814	76,206

Dividends and Distributions to Shareholders
From net investment income								(38,883)	(42,837)
					Total Dividends and Distributions			(38,883)	(42,837)

Capital Share Transactions
Net increase (decrease) in capital share transactions								21,876	(160,548)
				Total increase (decrease) in net assets				90,807	(127,179)

Net Assets
Beginning of period								1,637,142	1,764,321
End of period (including undistributed net investment income as set forth below)								$1,727,949	$1,637,142
Undistributed (overdistributed) net investment income (loss)								$4,008	$15,722

	Class A	Class J	Institutional	R -1	R -2	R -3	R -4	R-5
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	$3,139	$14,890	$74,038	$1,835	$2,221	$7,276	$11,211	$10,492
Reinvested	734	4,414	27,335	339	481	1,483	1,641	2,445
Redeemed	(3,369)	(18,444)	(62,492)	(2,143)	(5,155)	(15,023)	(14,369)	(21,103)
Net Increase (Decrease)	$504	$860	$38,881	$31	$(2,453)	$(6,264)	$(1,517)	$(8,166)
Shares:
Sold	272	1,298	6,416	161	193	635	984	919
Reinvested	66	402	2,483	31	44	136	150	223
Redeemed	(294)	(1,614)	(5,451)	(187)	(455)	(1,322)	(1,267)	(1,857)
Net Increase (Decrease)	44	86	3,448	5	(218)	(551)	(133)	(715)
Year Ended October 31, 2011
Dollars:
Sold	$4,314	$32,843	$74,831	$3,162	$5,444	$17,108	$18,551	$21,792
Reinvested	813	4,485	29,298	395	763	1,908	1,808	3,356
Redeemed	(9,127)	(45,226)	(181,993)	(7,015)	(19,493)	(35,682)	(25,216)	(57,667)
Net Increase (Decrease)	$(4,000)	$(7,898)	$(77,864)	$(3,458)	$(13,286)	$(16,666)	$(4,857)	$(32,519)
Shares:
Sold	377	2,877	6,567	280	485	1,511	1,624	1,922
Reinvested	72	402	2,623	35	69	172	163	301
Redeemed	(794)	(3,981)	(15,975)	(622)	(1,725)	(3,206)	(2,209)	(5,108)
Net Increase (Decrease)	(345)	(702)	(6,785)	(307)	(1,171)	(1,523)	(422)	(2,885)

Distributions:
Period Ended April 30, 2012
From net investment
income	$(739)	$(4,418)	$(27,337)	$(339)	$(481)	$(1,483)$	$(1,641)	$(2,445)
From net realized gain on
investments	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$(739)	$(4,418)	$(27,337)	$(339)	$(481)	$(1,483)	$(1,641)	$(2,445)
Year Ended October 31, 2011
From net investment
income	$(819)	$(4,490)	$(29,298)	$(395)	$(763)	$(1,908)	$(1,808)	$(3,356)
From net realized gain on
investments	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$(819)	$(4,490)	$(29,298)	$(395)	$(763)	$(1,908)	$(1,808)	$(3,356)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							Principal LifeTime 2015 Fund

							Period Ended	Year Ended
							April 30, 2012	October 31, 2011
Operations
Net investment income (loss)							$11,202	$12,367
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions							10,869	8,966
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies							27,549	(1,970)
		Net Increase (Decrease) in Net Assets Resulting from Operations					49,620	19,363

Dividends and Distributions to Shareholders
From net investment income							(14,089)	(11,235)
From net realized gain on investments							(8,967)	(10,455)
					Total Dividends and Distributions		(23,056)	(21,690)

Capital Share Transactions
Net increase (decrease) in capital share transactions							84,587	122,127
				Total increase (decrease) in net assets			111,151	119,800

Net Assets
Beginning of period							621,884	502,084
End of period (including undistributed net investment income as set forth below)							$733,035	$621,884
Undistributed (overdistributed) net investment income (loss)							$1,221	$4,108

	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	$72,334	$1,978	$1,307	$16,076	$5,401	$15,415
Reinvested	17,234	453	346	1,732	1,961	1,330
Redeemed	(23,639)	(886)	(2,071)	(6,489)	(13,205)	(4,690)
Net Increase (Decrease)	$65,929	$1,545	$(418)	$11,319	$(5,843)	$12,055
Shares:
Sold	7,394	206	135	1,665	560	1,620
Reinvested	1,860	50	38	190	213	144
Redeemed	(2,425)	(93)	(221)	(672)	(1,365)	(482)
Net Increase (Decrease)	6,829	163	(48)	1,183	(592)	1,282
Year Ended October 31, 2011
Dollars:
Sold	$120,672	$4,240	$6,122	$24,969	$21,720	$17,655
Reinvested	15,971	511	447	1,502	1,810	1,449
Redeemed	(46,221)	(3,385)	(5,444)	(14,814)	(8,266)	(16,811)
Net Increase (Decrease)	$90,422	$1,366	$1,125	$11,657	$15,264	$2,293
Shares:
Sold	12,299	444	633	2,577	2,211	1,819
Reinvested	1,653	54	47	157	189	151
Redeemed	(4,766)	(349)	(569)	(1,518)	(842)	(1,715)
Net Increase (Decrease)	9,186	149	111	1,216	1,558	255

Distributions:
Period Ended April 30, 2012
From net investment
income	$(10,759)	$(235)	$(178)	$(975)	$(1,147)	$(795)
From net realized gain on
investments	(6,475)	(218)	(168)	(757)	(814)	(535)
Total Dividends and
Distributions	$(17,234)	$(453)	$(346)	$(1,732)	$(1,961)	$(1,330)
Year Ended October 31, 2011
From net investment
income	$(8,469)	$(220)	$(199)	$(731)	$(890)	$(726)
From net realized gain on
investments	(7,502)	(291)	(248)	(771)	(920)	(723)
Total Dividends and
Distributions	$(15,971)	$(511)	$(447)	$(1,502)	$(1,810)	$(1,449)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Principal LifeTime 2020 Fund

								Period Ended		Year Ended
								April 30, 2012		October 31, 2011
Operations
Net investment income (loss)								$	90,604	$101,937
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									53,584	21,559
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									276,501	48,890
		Net Increase (Decrease) in Net Assets Resulting from Operations							420,689	172,386

Dividends and Distributions to Shareholders
From net investment income									(108,020)	(103,087)
					Total Dividends and Distributions				(108,020)	(103,087)

Capital Share Transactions
Net increase (decrease) in capital share transactions									249,114	74,133
				Total increase (decrease) in net assets					561,783	143,432

Net Assets
Beginning of period									4,917,625	4,774,193
End of period (including undistributed net investment income as set forth below)									$5,479,408	$4,917,625
Undistributed (overdistributed) net investment income (loss)								$	6,800	$24,216

	Class A Class B		Class J	Institutional	R-1	R -2	R -3	R -4	R -5
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	$8,861	$51	$50,560	$231,151	$4,919	$5,834	$27,840	$21,474	$37,930
Reinvested	1,657	82	11,422	77,434	841	1,135	4,065	4,417	6,957
Redeemed	(7,591)	(1,249)	(45,337)	(81,838)	(4,794)	(11,069)	(24,241)	(24,996)	(46,401)
Net Increase (Decrease)	$2,927	$(1,116)	$16,645	$226,747	$966	$(4,100)	$7,664	$895	$(1,514)
Shares:
Sold	745	5	4,275	19,308	414	494	2,379	1,817	3,194
Reinvested	146	7	1,017	6,877	75	101	363	395	620
Redeemed	(635)	(104)	(3,843)	(6,973)	(407)	(959)	(2,045)	(2,117)	(4,008)
Net Increase (Decrease)	256	(92)	1,449	19,212	82	(364)	697	95	(194)
Year Ended October 31, 2011
Dollars:
Sold	$14,269	$257	$99,466	$309,509	$8,393	$10,911	$45,804	$45,357	$66,680
Reinvested	1,581	92	10,470	72,512	841	1,581	3,967	4,282	7,742
Redeemed	(14,431)	(1,403)	(92,501)	(263,788)	(10,765)	(42,038)	(58,368)	(40,777)	(105,510)
Net Increase (Decrease)	$1,419	$(1,054)	$17,435	$118,233	$(1,531)	$(29,546)	$(8,597)	$8,862	$(31,088)
Shares:
Sold	1,201	22	8,427	26,060	715	933	3,880	3,805	5,672
Reinvested	135	8	900	6,219	72	137	342	369	666
Redeemed	(1,216)	(119)	(7,853)	(22,391)	(920)	(3,584)	(5,076)	(3,471)	(8,957)
Net Increase (Decrease)	120	(89)	1,474	9,888	(133)	(2,514)	(854)	703	(2,619)

Distributions:
Period Ended April 30, 2012
From net investment
income	$(1,661)	$(82)	$(11,428)	$(77,434)	$(841)	$(1,135)	$(4,065)	$(4,417)	$(6,957)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$(1,661)	$(82)	$(11,428)	$(77,434)	$(841)	$(1,135)	$(4,065)	$(4,417)	$(6,957)
Year Ended October 31, 2011
From net investment
income	$(1,590)	$(93)	$(10,479)	$(72,512)	$(841)	$(1,581)	$(3,967)	$(4,282)	$(7,742)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$(1,590)	$(93)	$(10,479)	$(72,512)	$(841)	$(1,581)	$(3,967)	$(4,282)	$(7,742)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							Principal LifeTime 2025 Fund

							Period Ended	Year Ended
							April 30, 2012	October 31, 2011
Operations
Net investment income (loss)							$14,660	$11,417
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions							22,175	2,714
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies							32,290	3,955
		Net Increase (Decrease) in Net Assets Resulting from Operations					69,125	18,086

Dividends and Distributions to Shareholders
From net investment income							(16,444)	(11,093)
From net realized gain on investments							(2,875)	(8,759)
					Total Dividends and Distributions		(19,319)	(19,852)

Capital Share Transactions
Net increase (decrease) in capital share transactions							123,482	169,520
				Total increase (decrease) in net assets			173,288	167,754

Net Assets
Beginning of period							731,446	563,692
End of period (including undistributed net investment income as set forth below)							$904,734	$731,446
Undistributed (overdistributed) net investment income (loss)							$551	$2,335

	Institutional	R -1	R-2	R-3	R -4	R-5
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	$97,421	$1,570	$1,919	$18,312	$7,896	$15,282
Reinvested	14,574	288	285	1,457	1,284	1,431
Redeemed	(11,904)	(1,095)	(3,352)	(3,627)	(14,877)	(3,382)
Net Increase (Decrease)	$100,091	$763	$(1,148)	$16,142	$(5,697)	$13,331
Shares:
Sold	10,036	166	201	1,914	830	1,611
Reinvested	1,603	32	32	162	142	158
Redeemed	(1,247)	(118)	(362)	(374)	(1,530)	(354)
Net Increase (Decrease)	10,392	80	(129)	1,702	(558)	1,415
Year Ended October 31, 2011
Dollars:
Sold	$180,422	$3,338	$6,753	$26,397	$17,527	$21,408
Reinvested	14,475	414	362	1,515	1,411	1,675
Redeemed	(66,673)	(2,782)	(3,244)	(12,454)	(7,418)	(13,606)
Net Increase (Decrease)	$128,224	$970	$3,871	$15,458	$11,520	$9,477
Shares:
Sold	18,504	351	712	2,767	1,803	2,226
Reinvested	1,517	44	38	160	149	176
Redeemed	(6,724)	(288)	(344)	(1,280)	(768)	(1,398)
Net Increase (Decrease)	13,297	107	406	1,647	1,184	1,004

Distributions:
Period Ended April 30, 2012
From net investment
income	$(12,502)	$(228)	$(229)	$(1,204)	$(1,073)	$(1,208)
From net realized gain on
investments	(2,072)	(60)	(56)	(253)	(211)	(223)
Total Dividends and
Distributions	$(14,574)	$(288)	$(285)	$(1,457)	$(1,284)	$(1,431)
Year Ended October 31, 2011
From net investment
income	$(8,291)	$(188)	$(174)	$(784)	$(746)	$(910)
From net realized gain on
investments	(6,184)	(226)	(188)	(731)	(665)	(765)
Total Dividends and
Distributions	$(14,475)	$(414)	$(362)	$(1,515)	$(1,411)	$(1,675)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Principal LifeTime 2030 Fund

								Period Ended		Year Ended
								April 30, 2012		October 31, 2011
Operations
Net investment income (loss)								$	86,527	$78,913
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									90,168	24,750
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									233,992	46,833
		Net Increase (Decrease) in Net Assets Resulting from Operations							410,687	150,496

Dividends and Distributions to Shareholders
From net investment income									(97,326)	(79,981)
					Total Dividends and Distributions				(97,326)	(79,981)

Capital Share Transactions
Net increase (decrease) in capital share transactions									262,944	121,264
				Total increase (decrease) in net assets					576,305	191,779

Net Assets
Beginning of period									4,486,622	4,294,843
End of period (including undistributed net investment income as set forth below)									$5,062,927	$4,486,622
Undistributed (overdistributed) net investment income (loss)								$	2,400	$13,199

	Class A	Class B	Class J	Institutional	R-1	R -2	R-3	R -4	R -5
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	$8,275	$43	$59,529	$227,542	$4,426	$6,048	$18,893	$25,971	$34,234
Reinvested	1,335	69	10,987	69,638	705	1,134	3,566	3,761	6,123
Redeemed	(4,752)	(998)	(37,289)	(70,736)	(4,222)	(10,254)	(24,028)	(24,763)	(42,293)
Net Increase (Decrease)	$4,858	$(886)	$33,227	$226,444	$909	$(3,072)	$(1,569)	$4,969	$(1,936)
Shares:
Sold	706	4	5,086	19,347	382	518	1,632	2,175	2,912
Reinvested	120	6	994	6,302	64	103	323	333	553
Redeemed	(408)	(84)	(3,196)	(6,145)	(367)	(886)	(2,040)	(2,069)	(3,667)
Net Increase (Decrease)	418	(74)	2,884	19,504	79	(265)	(85)	439	(202)
Year Ended October 31, 2011
Dollars:
Sold	$15,667	$210$	113,241	$320,997	$7,611	$11,388	$37,502	$35,557	$64,277
Reinvested	1,050	70	8,230	56,512	589	1,181	3,087	3,127	6,125
Redeemed	(10,906)	(1,409)	(79,028)	(226,611)	(8,739)	(35,055)	(56,347)	(36,692)	(110,370)
Net Increase (Decrease)	$5,811	$(1,129)	$42,443	$150,898	$(539)	$(22,486)	$(15,758)	$1,992	$(39,968)
Shares:
Sold	1,334	18	9,676	27,329	654	979	3,192	2,933	5,515
Reinvested	91	6	712	4,884	51	102	267	264	529
Redeemed	(925)	(120)	(6,799)	(19,379)	(745)	(2,994)	(5,007)	(3,066)	(9,374)
Net Increase (Decrease)	500	(96)	3,589	12,834	(40)	(1,913)	(1,548)	131	(3,330)

Distributions:
Period Ended April 30, 2012
From net investment
income	$(1,339)	$(69)	$(10,991)	$(69,638)	$(705)	$(1,134)	$(3,566)	$(3,761)	$(6,123)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$(1,339)	$(69)	$(10,991)	$(69,638)	$(705)	$(1,134)	$(3,566)	$(3,761)	$(6,123)
Year Ended October 31, 2011
From net investment
income	$(1,059)	$(70)	(8,231) $	(56,512) $	(589) $	(1,181)	$(3,087)	$(3,127)	$(6,125)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$(1,059)	$(70)	$(8,231)	$(56,512)	$(589)	$(1,181)	$(3,087)	$(3,127)	$(6,125)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands												Principal LifeTime 2035 Fund

												Period Ended	Year Ended
												April 30, 2012	October 31, 2011
Operations
Net investment income (loss)												$9,015	$6,467
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions												4,064	1,601
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies												34,920	1,943
			Net Increase (Decrease) in Net Assets Resulting from Operations									47,999	10,011

Dividends and Distributions to Shareholders
From net investment income												(9,895)	(6,100)
From net realized gain on investments												(1,594)	(6,088)
									Total Dividends and Distributions			(11,489)	(12,188)

Capital Share Transactions
Net increase (decrease) in capital share transactions												84,883	117,724
							Total increase (decrease) in net assets					121,393	115,547

Net Assets
Beginning of period												472,529	356,982
End of period (including undistributed net investment income as set forth below)												$593,922	$472,529
Undistributed (overdistributed) net investment income (loss)												$189	$1,069

Institutional			R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	$74,029		$2,348		$1,103		$10,819		$5,256		$8,576
Reinvested	8,634		210		122		932		777		814
Redeemed	(9,507)		(1,000)		(1,557)		(2,139)		(11,855)		(2,679)
Net Increase (Decrease)	$73,156		$1,558		$(332)		$9,612		$(5,822	)$	6,711
Shares:
Sold	7,715		250		118		1,149		557		908
Reinvested	965		24		14		105		87		91
Redeemed	(1,005)		(112)		(169)		(227)		(1,223)		(276)
Net Increase (Decrease)	7,675		162		(37)		1,027		(579)		723
Year Ended October 31, 2011
Dollars:
Sold	$96,877		$3,305		$3,448		$15,136		$10,895		$16,456
Reinvested	8,767		308		179		1,066		957		911
Redeemed	(17,229)		(1,989)		(2,065)		(5,762)		(5,267)		(8,269)
Net Increase (Decrease)	$88,415		$1,624		$1,562		$10,440		$6,585		$9,098
Shares:
Sold	10,130		351		364		1,598		1,134		1,734
Reinvested	926		33		19		114		102		96
Redeemed	(1,819)		(209)		(219)		(603)		(549)		(860)
Net Increase (Decrease)	9,237		175		164		1,109		687		970

Distributions:
Period Ended April 30, 2012
From net investment
income	$(7,498	) $	(168	)$	(99	)$	(777	)$	(657	)$	(696)
From net realized gain on
investments	(1,136)		(42)		(23)		(155)		(120)		(118)
Total Dividends and
Distributions	$(8,634	) $	(210	)$	(122	)$	(932	)$	(777	)$	(814)
Year Ended October 31, 2011
From net investment
income	$(4,546	) $	(116	) $	(73	) $	(475	) $	(449	) $	(441)
From net realized gain on
investments	(4,221)		(192)		(106)		(591)		(508)		(470)
Total Dividends and
Distributions	$(8,767	) $	(308	) $	(179	) $	(1,066	) $	(957	) $	(911)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands											Principal LifeTime 2040 Fund

											Period Ended		Year Ended
											April 30, 2012		October 31, 2011
Operations
Net investment income (loss)											$	48,325	$42,011
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions												20,280	15,058
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies												192,226	24,475
		Net Increase (Decrease) in Net Assets Resulting from Operations										260,831	81,544

Dividends and Distributions to Shareholders
From net investment income												(53,315)	(40,625)
						Total Dividends and Distributions						(53,315)	(40,625)

Capital Share Transactions
Net increase (decrease) in capital share transactions												184,925	116,212
				Total increase (decrease) in net assets								392,441	157,131

Net Assets
Beginning of period												2,678,398	2,521,267
End of period (including undistributed net investment income as set forth below)												$3,070,839	$2,678,398
Undistributed (overdistributed) net investment income (loss)											$	580	$5,570

	Class A	Class B	Class J	Institutional		R-1	R-2		R -3		R-4	R -5
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	$6,447	$21	$38,493	$153,121		$3,955	$4,123		$14,889		$15,653	$25,974
Reinvested	782	44	4,968	39,361		416	579		1,904		1,982	3,275
Redeemed	(3,493)	(865)	(18,209)	(43,801)		(2,251)	(4,901)		(15,822)		(14,579)	(27,141)
Net Increase (Decrease)	$3,736	$(800)	$25,252	$148,681		$2,120	$(199	) $	971		$3,056	$2,108
Shares:
Sold	549	2	3,267	12,869		337	351		1,275		1,337	2,193
Reinvested	71	4	448	3,537		38	52		172		179	295
Redeemed	(298)	(74)	(1,553)	(3,780)		(194)	(419)		(1,333)		(1,220)	(2,323)
Net Increase (Decrease)	322	(68)	2,162	12,626		181	(16)		114		296	165
Year Ended October 31, 2011
Dollars:
Sold	$10,335	$143	$70,376	$229,478		$6,715	$7,691		$24,711		$28,506	$46,127
Reinvested	554	34	3,216	29,928		311	527		1,441		1,462	3,149
Redeemed	(5,799)	(718)	(36,609)	(151,368)		(6,340)	(19,094)		(29,365)		(21,524)	(77,675)
Net Increase (Decrease)	$5,090	$(541)	$36,983	$108,038		$686	$(10,876	)$	(3,213	)$	8,444	$(28,399)
Shares:
Sold	883	12	5,943	19,306		570	651		2,088		2,416	3,921
Reinvested	48	3	275	2,543		27	45		123		125	268
Redeemed	(495)	(61)	(3,102)	(12,743)		(529)	(1,616)		(2,610)		(1,828)	(6,488)
Net Increase (Decrease)	436	(46)	3,116	9,106		68	(920)		(399)		713	(2,299)

Distributions:
Period Ended April 30, 2012
From net investment
income	$(784)	$(44)	$(4,970)	$(39,361)		$(416)	$(579	)$	(1,904	)$	(1,982	)$ (3,275)
From net realized gain on
investments	–	–	–	–		–	–		–		–	–
Total Dividends and
Distributions	$(784)	$(44)	$(4,970)$	(39,361	)$	(416)	$(579	)$	(1,904	)$	(1,982	)$ (3,275)
Year Ended October 31, 2011
From net investment
income	$(556)	$(34)	$(3,217)	$(29,928)		$(311)	$(527)		$(1,441)		$(1,462)	$(3,149)
From net realized gain on
investments	–	–	–	–		–	–		–		–	–
Total Dividends and
Distributions	$(556)	($34)	$(3,217)$	(29,928	)$	(311)	$(527	)$	(1,441)		$(1,462	)$ (3,149)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands												Principal LifeTime 2045 Fund

												Period Ended	Year Ended
												April 30, 2012	October 31, 2011
Operations
Net investment income (loss)												$4,153	$2,667
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions												2,115	821
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies												18,397	(104)
			Net Increase (Decrease) in Net Assets Resulting from Operations									24,665	3,384

Dividends and Distributions to Shareholders
From net investment income												(4,482)	(2,410)
From net realized gain on investments												(842)	(2,834)
									Total Dividends and Distributions			(5,324)	(5,244)

Capital Share Transactions
Net increase (decrease) in capital share transactions												53,981	73,050
							Total increase (decrease) in net assets					73,322	71,190

Net Assets
Beginning of period												228,575	157,385
End of period (including undistributed net investment income as set forth below)												$301,897	$228,575
Undistributed (overdistributed) net investment income (loss)												$8	$337

Institutional			R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	$42,406		$1,465		$1,005		$7,407		$3,572		$5,405
Reinvested	3,829		115		72		569		336		403
Redeemed	(3,759)		(250)		(426)		(1,774)		(5,077)		(1,317)
Net Increase (Decrease)	$42,476		$1,330		$651		$6,202		$(1,169	) $	4,491
Shares:
Sold	4,450		158		109		802		382		578
Reinvested	432		13		8		65		38		46
Redeemed	(398)		(28)		(47)		(188)		(537)		(141)
Net Increase (Decrease)	4,484		143		70		679		(117)		483
Year Ended October 31, 2011
Dollars:
Sold	$55,279		$2,105		$2,149		$10,003		$5,952		$8,661
Reinvested	3,615		161		81		611		395		381
Redeemed	(8,030)		(862)		(846)		(2,203)		(2,140)		(2,262)
Net Increase (Decrease)	$50,864		$1,404		$1,384		$8,411		$4,207		$6,780
Shares:
Sold	5,782		227		230		1,067		631		921
Reinvested	383		17		9		66		42		41
Redeemed	(846)		(91)		(90)		(236)		(227)		(235)
Net Increase (Decrease)	5,319		153		149		897		446		727

Distributions:
Period Ended April 30, 2012
From net investment
income	$(3,259	) $	(89	) $	(57	) $	(463	) $	(277	) $	(337)
From net realized gain on
investments	(570)		(26)		(15)		(106)		(59)		(66)
Total Dividends and
Distributions	$(3,829	) $	(115	) $	(72	) $	(569	) $	(336	) $	(403)
Year Ended October 31, 2011
From net investment
income	$(1,738	) $	(56	) $	(30	) $	(245	) $	(170	) $	(171)
From net realized gain on
investments	(1,877)		(105)		(51)		(366)		(225)		(210)
Total Dividends and
Distributions	$(3,615	) $	(161	) $	(81	) $	(611	) $	(395	) $	(381)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands										Principal LifeTime 2050 Fund

										Period Ended		Year Ended
										April 30, 2012		October 31, 2011
Operations
Net investment income (loss)									$		19,285	$16,538
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions											9,610	7,251
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies											84,407	9,866
		Net Increase (Decrease) in Net Assets Resulting from Operations								113,302		33,655

Dividends and Distributions to Shareholders
From net investment income										(21,014)		(15,688)
					Total Dividends and Distributions					(21,014)		(15,688)

Capital Share Transactions
Net increase (decrease) in capital share transactions										102,027		46,954
				Total increase (decrease) in net assets						194,315		64,921

Net Assets
Beginning of period										1,123,974		1,059,053
End of period (including undistributed net investment income as set forth below)										$1,318,289		$1,123,974
Undistributed (overdistributed) net investment income (loss)									$		37	$1,766

	Class A Class B		Class J Institutional		R-1	R-2	R-3			R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	$3,837	$13	$11,283	$81,828	$2,502	$2,346	$7,892	$		7,446	$11,811
Reinvested	415	10	1,024	16,490	167	232	700			742	1,233
Redeemed	(2,067)	(157)	(4,901)	(20,823)	(983)	(2,117)	(4,702)			(3,716)	(8,478)
Net Increase (Decrease)	$2,185	$(134)	$7,406	$77,495	$1,686	$461	$3,890	$		4,472	$4,566
Shares:
Sold	335	1	1,011	7,160	223	208	710			659	1,042
Reinvested	39	1	98	1,553	16	22	66			70	116
Redeemed	(183)	(14)	(443)	(1,881)	(88)	(188)	(412)			(328)	(772)
Net Increase (Decrease)	191	(12)	666	6,832	151	42	364			401	386
Year Ended October 31, 2011
Dollars:
Sold	$6,191	$18	$22,890	$130,220	$3,956	$4,484	$14,336	$		11,930	$22,145
Reinvested	296	7	604	12,498	114	198	449			488	1,031
Redeemed	(4,256)	(355)	(10,488)	(115,701)	(3,079)	(9,407)	(10,790)			(6,602)	(24,223)
Net Increase (Decrease)	$2,231	$(330)	$13,006	$27,017	$991	$(4,725)	$3,995	$		5,816	$(1,047)
Shares:
Sold	541	2	2,043	11,438	351	396	1,261			1,041	1,960
Reinvested	26	1	54	1,107	10	18	40			43	91
Redeemed	(373)	(32)	(936)	(10,087)	(270)	(822)	(1,011)			(577)	(2,105)
Net Increase (Decrease)	194	(29)	1,161	2,458	91	(408)	290			507	(54)

Distributions:
Period Ended April 30, 2012
From net investment
income	$(415)	$(10)	$(1,025)	$(16,490)	$(167)	$(232)	$(700)			$(742)	$(1,233)
From net realized gain on
investments	–	–	–	–	–	–	–			–	–
Total Dividends and Distributions $	(415)	$(10)	$(1,025)	$(16,490)	$(167)	$(232)	$(700)			$(742)	$(1,233)
Year Ended October 31, 2011
From net investment
income	$(298)	$(7)	$(605)	$(12,498)	$(114)	$(198)	$(449)			$(488)	$(1,031)
From net realized gain on
investments	–	–	–	–	–	–	–			–	–
Total Dividends and Distributions $	(298)	$(7)	$(605)	$(12,498)	$(114)	$(198)	$(449)			$(488)	$(1,031)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands												Principal LifeTime 2055 Fund

												Period Ended	Year Ended
												April 30, 2012	October 31, 2011
Operations
Net investment income (loss)												$618	$379
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions												330	138
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies												3,001	(219)
			Net Increase (Decrease) in Net Assets Resulting from Operations									3,949	298

Dividends and Distributions to Shareholders
From net investment income												(669)	(337)
From net realized gain on investments												(147)	(336)
									Total Dividends and Distributions			(816)	(673)

Capital Share Transactions
Net increase (decrease) in capital share transactions												13,765	12,249
							Total increase (decrease) in net assets					16,898	11,874

Net Assets
Beginning of period												34,445	22,571
End of period (including undistributed net investment income as set forth below)												$51,343	$34,445
Undistributed (overdistributed) net investment income (loss)												$(2)	$49

Institutional			R-1		R -2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	$13,347		$239		$191		$1,368		$880		$1,567
Reinvested	661		15		5		41		46		48
Redeemed	(2,999)		(88)		(57)		(303)		(777)		(419)
Net Increase (Decrease)	$11,009		$166		$139		$1,106		$149		$1,196
Shares:
Sold	1,409		26		21		144		95		167
Reinvested	75		2		–		5		5		6
Redeemed	(322)		(10)		(6)		(32)		(84)		(44)
Net Increase (Decrease)	1,162		18		15		117		16		129
Year Ended October 31, 2011
Dollars:
Sold	$16,382		$500		$320		$1,458		$1,489		$1,359
Reinvested	536		12		9		34		41		41
Redeemed	(7,273)		(168)		(392)		(761)		(572)		(766)
Net Increase (Decrease)	$9,645		$344		$(63	) $	731		$958		$634
Shares:
Sold	1,719		54		34		154		156		145
Reinvested	56		1		1		4		5		4
Redeemed	(767)		(18)		(41)		(78)		(60)		(81)
Net Increase (Decrease)	1,008		37		(6)		80		101		68

Distributions:
Period Ended April 30, 2012
From net investment
income	$(546	) $	(11	) $	(4	) $	(32	) $	(37	) $	(39)
From net realized gain on
investments	(115)		(4)		(1)		(9)		(9)		(9)
Total Dividends and Distributions $	(661	) $	(15	) $	(5	) $	(41	) $	(46	) $	(48)
Year Ended October 31, 2011
From net investment
income	$(277	) $	(4	) $	(4	) $	(14	) $	(19	) $	(19)
From net realized gain on
investments	(259)		(8)		(5)		(20)		(22)		(22)
Total Dividends and Distributions	$(536	) $	(12	) $	(9	) $	(34	) $	(41	) $	(41)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

											Principal LifeTime
Amounts in thousands										Strategic Income Fund

										Period Ended		Year Ended
										April 30, 2012		October 31, 2011
Operations
Net investment income (loss)									$		11,438	$20,377
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions											5,893	3,241
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies											18,363	819
		Net Increase (Decrease) in Net Assets Resulting from Operations									35,694	24,437

Dividends and Distributions to Shareholders
From net investment income										(19,067)		(19,583)
						Total Dividends and Distributions				(19,067)		(19,583)

Capital Share Transactions
Net increase (decrease) in capital share transactions											41,559	3,938
				Total increase (decrease) in net assets							58,186	8,792

Net Assets
Beginning of period										681,610		672,818
End of period (including undistributed net investment income as set forth below)										$739,796		$681,610
Undistributed (overdistributed) net investment income (loss)									$		2,454	$10,083

	Class A Class B		Class J	Institutional		R-1	R-2	R-3		R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	$2,209	$22	$4,564	$59,084		$1,871	$2,157	$10,135		$5,302	$7,853
Reinvested	643	10	1,627	13,741		224	247	770		795	1,005
Redeemed	(2,025)	(309)	(5,965)	(31,211)		(2,540)	(2,114)	(9,008)		(7,829)	(9,699)
Net Increase (Decrease)	$827	$(277)	$226	$41,614		$(445)	$290	$1,897		$(1,732)	$(841)
Shares:
Sold	199	2	418	5,397		171	199	932		489	718
Reinvested	60	1	153	1,290		21	23	73		75	94
Redeemed	(183)	(28)	(547)	(2,845)		(234)	(193)	(825)		(715)	(885)
Net Increase (Decrease)	76	(25)	24	3,842		(42)	29	180		(151)	(73)
Year Ended October 31, 2011
Dollars:
Sold	$4,312	$180	$15,414	$89,908		$3,332	$5,035	$13,600		$7,523	$13,195
Reinvested	718	17	1,665	13,796		274	287	887		755	1,173
Redeemed	(5,412)	(243)	(14,117)	(98,254)		(4,053)	(10,472)	(13,737)		(7,943)	(13,902)
Net Increase (Decrease)	$(382)	$(46)	$2,962	$5,450		$(447)	$(5,150)	$750		$335	$466
Shares:
Sold	396	16	1,427	8,296		308	467	1,260		697	1,215
Reinvested	67	2	158	1,303		26	27	85		72	111
Redeemed	(494)	(23)	(1,309)	(9,061)		(373)	(972)	(1,285)		(737)	(1,287)
Net Increase (Decrease)	(31)	(5)	276	538		(39)	(478)	60		32	39

Distributions:
Period Ended April 30, 2012
From net investment
income	$(645)	$(10)	$(1,630)	$(13,741	) $	(224)	$(247)	$(770)		$(795)	$(1,005)
From net realized gain on
investments	–	–	–	–		–	–	–		–	–
Total Dividends and Distributions $	(645)	$(10)	$(1,630)	$(13,741	) $	(224)	$(247)	$(770)		$(795)	$(1,005)
Year Ended October 31, 2011
From net investment
income	$(724)	$(17)	$(1,670)	$(13,796)		$(274)	$(287)	$(887)		$(755)	$(1,173)
From net realized gain on
investments	–	–	–	–		–	–	–		–	–
Total Dividends and Distributions	$(724)	$(17)	$(1,670)	$(13,796)		$(274)	$(287)	$(887)		$(755)	(1,173)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Real Estate Securities Fund

								Period Ended		Year Ended
								April 30, 2012		October 31, 2011
Operations
Net investment income (loss)								$	14,353	$	11,403
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								120,941		147,048
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								102,110			15,930
		Net Increase (Decrease) in Net Assets Resulting from Operations						237,404		174,381

Dividends and Distributions to Shareholders
From net investment income									(8,266)	(19,887)
					Total Dividends and Distributions				(8,266)	(19,887)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(349,870)		(123,807)
				Total increase (decrease) in net assets				(120,732)			30,687

Net Assets
Beginning of period								1,739,035		1,708,348
End of period (including undistributed net investment income as set forth below)								$1,618,303		$1,739,035
Undistributed (overdistributed) net investment income (loss)								$	5,963	$	(124)

	Class A	Class B	Class C	Class J	Class P	Institutional	R -1	R -2	R -3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	$37,298	$74	$3,467	$10,416	$5,052	$168,507	$1,265	$2,418	$7,215	$8,193	$15,252
Reinvested	441	–	–	439	29	6,248	10	31	126	142	465
Redeemed	(20,939)	(2,282)	(3,241)	(15,774)	(3,633)	(541,958)	(1,478)	(1,822)	(7,083)	(6,794)	(11,954)
Net Increase (Decrease)	$16,800	$(2,208)	$226	$(4,919)	$1,448	$(367,203)	$(203)	$627	$258	$1,541	$3,763
Shares:
Sold	2,124	4	193	592	276	9,468	70	137	411	471	856
Reinvested	23	–	–	24	2	339	1	2	7	8	26
Redeemed	(1,180)	(127)	(181)	(900)	(202)	(29,038)	(82)	(105)	(397)	(380)	(668)
Net Increase (Decrease)	967	(123)	12	(284)	76	(19,231)	(11)	34	21	99	214
Year Ended October 31, 2011
Dollars:
Sold	$47,493	$605	$7,933	$22,577	$19,966	$254,379	$3,331	$2,945	$11,215	$15,235	$48,718
Reinvested	851	33	30	1,112	17	15,786	36	88	318	265	803
Redeemed	(45,445)	(4,644)	(4,593)	(31,772)	(2,248)	(436,253)	(3,789)	(6,202)	(15,280)	(8,962)	(18,355)
Net Increase (Decrease)	$2,899	$(4,006)	$3,370	$(8,083)	$17,735	$(166,088)	$(422)	$(3,169)	$(3,747)	$6,538	$$31,166
Shares:
Sold	2,821	37	475	1,371	1,175	15,190	199	181	676	920	2,864
Reinvested	52	2	2	70	1	965	2	6	20	17	50
Redeemed	(2,666)	(279)	(276)	(1,949)	(138)	(26,502)	(231)	(384)	(928)	(559)	(1,112)
Net Increase (Decrease)	207	(240)	201	(508)	1,038	(10,347)	(30)	(197)	(232)	378	1,802

Distributions:
Period Ended April 30, 2012
From net investment
income	$(451)	$–	$–	$(439)	$(93)	$(6,509)	$(10)	$(31)	$(126)	$(142)	$(465)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(451)	$–	$–	$(439)	$(93)	$(6,509)	$(10)	$(31)	$(126)	$(142)	$(465)
Year Ended October 31, 2011
From net investment
income	$(928)	$(35)	$(47)	$(1,114)	$(61)	$(16,187)	$(36)	$(88)	$(321)	$(265)	$(805)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(928) $	(35) $	(47) $	(1,114) $	(61) $	(16,187) $	(36) $	(88) $	(321) $	(265) $	(805)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands										SAM Balanced Portfolio

										Period Ended		Year Ended
										April 30, 2012		October 31, 2011
Operations
Net investment income (loss)										$	40,298		$66,154
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions											22,092		38,125
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies										196,570			17,246
			Net Increase (Decrease) in Net Assets Resulting from Operations							258,960			121,525

Dividends and Distributions to Shareholders
From net investment income										(41,089)			(66,299)
							Total Dividends and Distributions			(41,089)			(66,299)

Capital Share Transactions
Net increase (decrease) in capital share transactions											51,184		(30,252)
					Total increase (decrease) in net assets					269,055			24,974

Net Assets
Beginning of period										3,240,545			3,215,571
End of period (including undistributed net investment income as set forth below)										$3,509,600			$3,240,545
Undistributed (overdistributed) net investment income (loss)										$	1,883		$2,674

	Class A		Class B	Class C	Class J		Institutional	R-1	R-2	R -3	R-4	R -5
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	$135,901		$3,025	$32,741	$105,821		$54,137	$683	$2,218	$7,365	$9,832	$15,088
Reinvested	20,027		2,124	4,905	7,532		3,797	58	87	353	299	631
Redeemed	(165,823)		(78,014)	(49,961)	(44,761)		(4,448)	(685)	(579)	(5,452)	(1,107)	(4,610)
Net Increase (Decrease)	$(9,895	) $	(72,865) $ (12,315) $		68,592		$53,486	$56	$1,726	$2,266	$9,024	$11,109
Shares:
Sold	10,412		233	2,542	8,327		4,189	53	168	568	772	1,170
Reinvested	1,566		168	390	603		299	4	7	28	23	50
Redeemed	(12,777)		(6,004)	(3,892)	(3,521)		(348)	(53)	(45)	(420)	(86)	(365)
Net Increase (Decrease)	(799)		(5,603)	(960)	5,409		4,140	4	130	176	709	855
Year Ended October 31, 2011
Dollars:
Sold	$272,512		$8,024	$68,616 $	182,604		$130,730	$1,000	$5,778	$14,708	$13,466	$25,534
Reinvested	33,429		4,688	7,826	10,421		4,540	88	130	454	279	745
Redeemed	(381,806)		(181,006)	(121,791)	(79,273)		(31,582)	(664)	(3,390)	(5,641)	(2,332)	(8,339)
Net Increase (Decrease)	$(75,865)		$ (168,294)	$(45,349)	$ 113,752		$103,688	$424	$2,518	$9,521	$11,413	$17,940
Shares:
Sold	21,141		623	5,383	14,545		10,335	79	459	1,140	1,049	2,027
Reinvested	2,631		369	622	840		363	7	11	36	22	59
Redeemed	(29,763)		(14,089)	(9,606)	(6,346)		(2,500)	(53)	(259)	(445)	(185)	(661)
Net Increase (Decrease)	(5,991)		(13,097)	(3,601)	9,039		8,198	33	211	731	886	1,425

Distributions:
Period Ended April 30, 2012
From net investment
income	$(20,852)		$(2,223)	$(5,245)	$(7,543	) $	(3,798)	$(58)	$(87)	$(353)	$(299)	$(631)
From net realized gain on
investments	–		–	–	–		–	–	–	–	–		–
Total Dividends and
Distributions	$(20,852)		$(2,223)	$(5,245)	$(7,543	) $	(3,798)	$(58)	$(87)	$(353)	$(299)	$(631)
Year Ended October 31, 2011
From net investment
income	$(36,057)		$(5,086)	$(8,484)	$(10,431)		$(4,545)	$(88)	$(130)	$(454)	$(279)	$(745)
From net realized gain on
investments	–		–	–	–		–	–	–	–	–		–
Total Dividends and
Distributions	$(36,057)		$(5,086)	$(8,484)	$(10,431)		$(4,545)	$(88)	$(130)	$(454)	$(279)	$(745)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands											SAM Conservative Balanced Portfolio

											Period Ended		Year Ended
											April 30, 2012		October 31, 2011
Operations
Net investment income (loss)												$13,809		$23,031
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions												4,963		13,103
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies												43,322		(6,423)
			Net Increase (Decrease) in Net Assets Resulting from Operations									62,094		29,711

Dividends and Distributions to Shareholders
From net investment income											(13,732)			(22,941)
From net realized gain on investments												(4,616)		–
							Total Dividends and Distributions				(18,348)			(22,941)

Capital Share Transactions
Net increase (decrease) in capital share transactions												73,916		91,986
						Total increase (decrease) in net assets					117,662			98,756

Net Assets
Beginning of period											921,928			823,172
End of period (including undistributed net investment income as set forth below)											$1,039,590			$921,928
Undistributed (overdistributed) net investment income (loss)												$1,401		$1,324

	Class A Class B Class C					Class J	Institutional	R -1	R-2		R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	$45,973		$942	$12,194		$60,850	$19,416	$602	$706		$4,154	$4,526	$2,882
Reinvested	6,446		660	2,519		5,172	2,144	59	52		296	124	248
Redeemed	(34,689)		(13,174)	(15,930)		(18,891)	(7,075)	(409)	(1,498)		(3,093)	(352)	(938)
Net Increase (Decrease)	$17,730	$	(11,572)	$(1,217)		$47,131	$14,485	$252	$(740	)$	1,357	$4,298	$2,192
Shares:
Sold	4,280		88	1,145		5,735	1,819	56	66		385	428	271
Reinvested	612		63	242		496	204	6	5		28	12	24
Redeemed	(3,231)		(1,228)	(1,503)		(1,777)	(665)	(38)	(140)		(291)	(33)	(89)
Net Increase (Decrease)	1,661		(1,077)	(116)		4,454	1,358	24	(69)		122	407	206
Year Ended October 31, 2011
Dollars:
Sold	$89,146		$4,229	$31,851		$90,818	$46,664	$1,031	$1,442		$11,467	$3,503	$10,849
Reinvested	8,269		1,119	3,252		5,796	2,496	70	78		316	127	239
Redeemed	(78,135)		(33,417)	(40,731)		(36,104)	(16,935)	(439)	(2,770)		(4,821)	(3,309)	(4,115)
Net Increase (Decrease)	$19,280		$(28,069)	$(5,628	) $	60,510	$32,225	$662	$(1,250	)$	6,962	$321	$6,973
Shares:
Sold	8,370		399	3,013		8,610	4,408	97	136		1,066	330	1,028
Reinvested	783		106	310		555	238	7	7		30	12	23
Redeemed	(7,342)		(3,129)	(3,855)		(3,435)	(1,610)	(42)	(258)		(459)	(310)	(386)
Net Increase (Decrease)	1,811		(2,624)	(532)		5,730	3,036	62	(115)		637	32	665

Distributions:
Period Ended April 30, 2012
From net investment
income	$(5,154	)$	(472)$	(1,898)		$(3,949)	$(1,669)	$(43)	$(37)		$(220)	$(99)$	(191)
From net realized gain on
investments	(1,663)		(237)	(823)		(1,229)	(475)	(16)	(15)		(76)	(25)	(57)
Total Dividends and Distributions $	(6,817	) $	(709)$	(2,721)		$(5,178)	$(2,144)	$(59)	$(52	) $	(296)	$(124)$	(248)
Year Ended October 31, 2011
From net investment
income	$(9,012	)$	(1,245)$	(3,554)		$(5,804)	$(2,496)	$(70)	$(78	)$	(316)	$(127)$	(239)
From net realized gain on
investments	–		–	–		–	–	–	–		–	–	–
Total Dividends and Distributions $	(9,012	)$	(1,245)$	(3,554)		$(5,804)	$(2,496)	$(70)	$(78	)$	(316)	$(127)$	(239)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands											SAM Conservative Growth Portfolio

											Period Ended			Year Ended
											April 30, 2012			October 31, 2011
Operations
Net investment income (loss)											$		21,819	$27,901
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions													19,367	43,410
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies												163,980		19,346
			Net Increase (Decrease) in Net Assets Resulting from Operations									205,166		90,657

Dividends and Distributions to Shareholders
From net investment income												(28,359)		(27,147)
							Total Dividends and Distributions					(28,359)		(27,147)

Capital Share Transactions
Net increase (decrease) in capital share transactions												(16,805)		(140,522)
						Total increase (decrease) in net assets						160,002		(77,012)

Net Assets
Beginning of period											2,227,591			2,304,603
End of period (including undistributed net investment income as set forth below)											$2,387,593			$2,227,591
Undistributed (overdistributed) net investment income (loss)											$		4,389	$10,929

	Class A		Class B		Class C	Class J	Institutional	R-1		R-2	R-3		R-4	R -5
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	$81,961		$579		$16,599	$46,549	$29,379	$531		$1,504	$3,881		$5,242	$9,409
Reinvested	15,948		814		3,163	3,788	2,885	34		65	192		173	517
Redeemed	(112,422)		(56,437)		(40,058)	(17,338)	(3,573)	(765)		(651)	(2,473)		(779)	(5,522)
Net Increase (Decrease)	$(14,513	) $	(55,044) $ (20,296) $			32,999	$28,691	$(200	) $	918	$1,600		$4,636	$4,404
Shares:
Sold	5,896		45		1,256	3,437	2,150	39		110	283		393	675
Reinvested	1,203		63		250	293	222	2		5	15		13	40
Redeemed	(8,116)		(4,207)		(3,036)	(1,284)	(263)	(57)		(47)	(182)		(58)	(411)
Net Increase (Decrease)	(1,017)		(4,099)		(1,530)	2,446	2,109	(16)		68	116		348	304
Year Ended October 31, 2011
Dollars:
Sold	$169,206		$4,487		$39,181	$81,189	$64,622	$1,238		$2,490	$7,988		$4,138	$24,115
Reinvested	15,913		1,409		3,277	2,765	1,942	42		66	148		120	217
Redeemed	(271,283)		(123,798)		(100,967)	(34,809)	(16,670)	(1,613)		(2,501)	(6,072)		(1,446)	(5,916)
Net Increase (Decrease)	$(86,164)		$(117,902)$		(58,509)	$49,145	$49,894	$(333	) $	55	$2,064		$2,812	$18,416
Shares:
Sold	12,325		340		3,001	6,101	4,790	93		184	585		306	1,820
Reinvested	1,173		107		253	209	145	3		5	11		9	16
Redeemed	(19,833)		(9,376)		(7,784)	(2,609)	(1,249)	(120)		(182)	(455)		(107)	(439)
Net Increase (Decrease)	(6,335)		(8,929)		(4,530)	3,701	3,686	(24)		7	141		208	1,397

Distributions:
Period Ended April 30, 2012
From net investment
income	$(16,449)		$(844	) $	(3,404)	$(3,792)	$(2,889)	$(34	)$	(65)$	(192	)$	(173)	$(517)
From net realized gain on
investments	–		–		–	–	–	–		–	–		–	–
Total Dividends and
Distributions	$(16,449)		$(844	) $	(3,404)	$(3,792)	$(2,889)	$(34	)$	(65)$	(192	)$	(173)	$(517)
Year Ended October 31, 2011
From net investment
income	$(16,782)		$(1,498	) $	(3,563)	$(2,769)	$(1,942)	$(42)		$(66)	$(148	)$	(120)	$(217)
From net realized gain on
investments	–		–		–	–	–	–		–	–		–	–
Total Dividends and
Distributions	$(16,782)		$(1,498	) $	(3,563)	$(2,769)	$(1,942)	$(42	)$	(66)$	(148	)$	(120)	$(217)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands	SAM Flexible Income Portfolio

Period Ended	Year Ended
April 30, 2012	October 31, 2011
Operations
Net investment income (loss)	$	19,530	$34,322
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions	5,284	10,832
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies	42,444	(11,117)
Net Increase (Decrease) in Net Assets Resulting from Operations	67,258	34,037

Dividends and Distributions to Shareholders
From net investment income	(19,662)	(34,487)
From net realized gain on investments	(1,585)	–
Total Dividends and Distributions	(21,247)	(34,487)

Capital Share Transactions
Net increase (decrease) in capital share transactions	115,539	161,839
Total increase (decrease) in net assets	161,550	161,389

Net Assets
Beginning of period	1,122,970	961,581
End of period (including undistributed net investment income as set forth below)	$1,284,520	$1,122,970
Undistributed (overdistributed) net investment income (loss)	$	95	$227

Class A	Class B Class C	Class J	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	$77,080	$1,735	$29,980	$88,058	$17,052	$128	$650	$2,565	$2,268	$6,849
Reinvested	9,578	759	2,721	5,743	1,323	13	22	123	98	130
Redeemed	(55,721)	(20,428)	(19,964)	(26,870)	(4,786)	(185)	(378)	(1,432)	(371)	(1,201)
Net Increase (Decrease)	$30,937	$(17,934	) $	12,737	$66,931	$13,589	$(44	) $	294	$1,256	$1,995	$5,778
Shares:
Sold	6,704	150	2,629	7,719	1,488	11	56	225	199	595
Reinvested	839	67	241	506	116	1	2	11	8	11
Redeemed	(4,857)	(1,776)	(1,760)	(2,354)	(421)	(16)	(33)	(125)	(32)	(105)
Net Increase (Decrease)	2,686	(1,559)	1,110	5,871	1,183	(4)	25	111	175	501
Year Ended October 31, 2011
Dollars:
Sold	$177,122	$5,705	$49,194	$157,120	$30,926	$347	$1,089	$3,924	$2,181	$4,272
Reinvested	15,718	1,940	4,778	7,377	1,858	23	39	183	119	154
Redeemed	(132,698)	(49,790)	(59,107)	(42,119)	(11,034)	(478)	(777)	(3,180)	(432)	(2,615)
Net Increase (Decrease)	$60,142	$(42,145) $	(5,135)	$122,378	$21,750	$(108)	$351	$927	$1,868	$1,811
Shares:
Sold	15,548	504	4,359	13,898	2,719	30	95	343	190	379
Reinvested	1,381	170	423	652	163	2	4	16	10	13
Redeemed	(11,653)	(4,364)	(5,235)	(3,738)	(978)	(42)	(68)	(280)	(38)	(231)
Net Increase (Decrease)	5,276	(3,690)	(453)	10,812	1,904	(10)	31	79	162	161

Distributions:
Period Ended April 30, 2012
From net investment
income	$(9,332)	$(713)	$(2,661)	$(5,355)	$(1,241)	$(12)	$(20)	$(114)	$(92)	$(122)
From net realized gain on
investments	(723)	(83)	(265)	(401)	(87)	(1)	(2)	(9)	(6)	(8)
Total Dividends and
Distributions	$(10,055)	$(796)	$(2,926)	$(5,756)	$(1,328)	$(13)	$(22)	$(123)	$(98)	$(130)
Year Ended October 31, 2011
From net investment
income	$(17,268)	$(2,188)	$(5,266)	$(7,382)	$(1,865)	$(23)	$(39)	$(183)	$(119)	$(154)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$(17,268)	$(2,188)	$(5,266)	$(7,382)	$(1,865)	$(23)	$(39)	$(183)	$(119)	$(154)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									SAM Strategic Growth Portfolio

									Period Ended		Year Ended
									April 30, 2012		October 31, 2011
Operations
Net investment income (loss)									$	10,354	$8,075
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions										10,234	8,438
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									124,705		39,811
		Net Increase (Decrease) in Net Assets Resulting from Operations							145,293		56,324

Dividends and Distributions to Shareholders
From net investment income										(8,586)	(9,939)
						Total Dividends and Distributions				(8,586)	(9,939)

Capital Share Transactions
Net increase (decrease) in capital share transactions									(28,639)		(100,192)
					Total increase (decrease) in net assets				108,068		(53,807)

Net Assets
Beginning of period									1,408,886		1,462,693
End of period (including undistributed net investment income as set forth below)									$1,516,954		$1,408,886
Undistributed (overdistributed) net investment income (loss)									$	8,961	$7,193

	Class A	Class B		Class C	Class J	Institutional	R -1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	$54,937	$447		$10,735	$23,424	$16,284	$317	$1,141	$1,924	$1,929	$2,954
Reinvested	5,639	–		195	1,360	934	11	12	72	50	127
Redeemed	(68,906)	(37,992)		(24,964)	(11,891)	(3,397)	(781)	(252)	(1,284)	(356)	(1,308)
Net Increase (Decrease)	$(8,330)	$(37,545)		$(14,034)	$12,893	$13,821	$(453)	$901	$712	$1,623	$1,773
Shares:
Sold	3,604	31		748	1,567	1,087	20	77	127	132	193
Reinvested	391	–		14	97	66	1	1	5	3	9
Redeemed	(4,550)	(2,660)		(1,759)	(807)	(232)	(52)	(17)	(88)	(23)	(89)
Net Increase (Decrease)	(555)	(2,629)		(997)	857	921	(31)	61	44	112	113
Year Ended October 31, 2011
Dollars:
Sold	$105,947	$1,992		$26,390	$53,136	$31,465	$745	$1,572	$5,659	$2,990	$10,979
Reinvested	6,718	94		676	1,192	694	21	13	68	30	63
Redeemed	(164,676)	(77,379)		(63,198)	(28,920)	(7,802)	(1,230)	(972)	(2,549)	(940)	(2,970)
Net Increase (Decrease)	$(52,011)	$(75,293)		$(36,132)	$25,408	$24,357	$(464)	$613	$3,178	$2,080	$8,072
Shares:
Sold	7,065	142		1,877	3,619	2,148	52	106	382	199	754
Reinvested	452	7		48	82	47	1	1	5	2	4
Redeemed	(11,038)	(5,509)		(4,511)	(1,983)	(537)	(83)	(64)	(176)	(66)	(198)
Net Increase (Decrease)	(3,521)	(5,360)		(2,586)	1,718	1,658	(30)	43	211	135	560

Distributions:
Period Ended April 30, 2012
From net investment
income	$(5,800)	$–		$(211)	$(1,362)	$(941)	$(11)	$(12)	$(72)	$(50)	$(127)
From net realized gain on
investments	–	–		–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$(5,800)	$–		$(211)	$(1,362)	$(941)	$(11)	$(12)	$(72)	$(50)	$(127)
Year Ended October 31, 2011
From net investment
income	$(7,018)	$(101	) $	$(739)	$(1,192)	$(694)	$(21)	$(13)	$(68)	$(30)	$(63)
From net realized gain on
investments	–	–		–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$(7,018)	$(101	)$	(739)	(1,192)	$(694)	$(21)	$(13)	$(68)	$(30)	$(63)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Short-Term Income Fund

								Period Ended		Year Ended
								April 30, 2012		October 31, 2011
Operations
Net investment income (loss)								$	12,237	$24,178
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									2,782	2,609
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									9,376	(19,003)
		Net Increase (Decrease) in Net Assets Resulting from Operations							24,395	7,784

Dividends and Distributions to Shareholders
From net investment income								(11,920)		(25,538)
					Total Dividends and Distributions			(11,920)		(25,538)

Capital Share Transactions
Net increase (decrease) in capital share transactions								128,880		212,475
				Total increase (decrease) in net assets				141,355		194,721

Net Assets
Beginning of period								1,148,109		953,388
End of period (including undistributed net investment income as set forth below)								$1,289,464		$1,148,109
Undistributed (overdistributed) net investment income (loss)								$	314	$(3)

	Class A	Class C	Class J	Class P	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	$98,897	$15,399	$20,645	$19,295	$164,383	$1,262	$1,084	$2,441	$1,677	$1,320
Reinvested	2,771	422	663	159	7,358	7	3	30	14	26
Redeemed	(114,790)	(16,699)	(10,390)	(14,849)	(49,452)	(534)	(317)	(935)	(227)	(783)
Net Increase (Decrease)	$(13,122)	$(878)	$10,918	$4,605	$122,289	$735	$770	$1,536	$1,464	$563
Shares:
Sold	8,252	1,284	1,720	1,607	13,670	105	90	203	139	110
Reinvested	231	35	55	13	613	1	–	2	1	2
Redeemed	(9,602)	(1,392)	(868)	(1,237)	(4,126)	(45)	(26)	(78)	(19)	(65)
Net Increase (Decrease)	(1,119)	(73)	907	383	10,157	61	64	127	121	47
Year Ended October 31, 2011
Dollars:
Sold	$186,160	$37,839	$41,021	$37,607	$268,816	$804	$622	$716	$1,190	$2,981
Reinvested	6,713	1,065	1,361	141	14,623	18	7	68	14	44
Redeemed	(197,554)	(36,070)	(20,452)	(9,139)	(121,167)	(520)	(604)	(1,036)	(637)	(2,156)
Net Increase (Decrease)	$(4,681)	$2,834	$21,930	$28,609	$162,272	$302	$25	$(252)	$567	$869
Shares:
Sold	15,467	3,139	3,406	3,117	22,300	67	51	60	100	247
Reinvested	557	89	113	12	1,214	1	1	6	1	4
Redeemed	(16,396)	(2,994)	(1,700)	(762)	(10,074)	(43)	(51)	(86)	(53)	(179)
Net Increase (Decrease)	(372)	234	1,819	2,367	13,440	25	1	(20)	48	72

Distributions:
Period Ended April 30, 2012
From net investment
income	$(2,948)	$(507)	$(670)	$(311)	$(7,404)	$(7)	$(3)	$(30)	$(14)	$(26)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$(2,948)	$(507)	$(670)	$(311)	$(7,404)	$(7)	$(3)	$(30)	$(14)	$(26)
Year Ended October 31, 2011
From net investment
income	$(7,619)	$(1,400)	$(1,380)	$(247)	$(14,741)	$(18)	$(7)	$(68)	$(14)	$(44)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$(7,619)	$(1,400)	$(1,380)	$(247)	$(14,741)	$(18)	$(7)	$(68)	$(14)	$(44)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									SmallCap Blend Fund

								Period Ended		Year Ended
								April 30, 2012		October 31, 2011
Operations
Net investment income (loss)								$	(506)		$(809)
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									23,256		25,379
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									6,024		(11,482)
		Net Increase (Decrease) in Net Assets Resulting from Operations							28,774		13,088

Capital Share Transactions
Net increase (decrease) in capital share transactions									148,703		(14,089)
					Total increase (decrease) in net assets				177,477		(1,001)

Net Assets
Beginning of period									210,140		211,141
End of period (including undistributed net investment income as set forth below)									$387,617		$210,140
Undistributed (overdistributed) net investment income (loss)								$	(506)		$–

	Class A	Class B	Class C	Class J	Institutional	R-1	R-2	R -3	R -4	R -5
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	$5,414	$56	$736	$3,606	$336	$76	$102	$137	$319	$762
Issued in acquisitions	57,056	3,357	5,812	70,064	8,169	2,375	2,481	5,877	2,360	8,892
Redeemed	(8,990)	(1,772)	(831)	(10,234)	(368)	(134)	(492)	(1,522)	(1,127)	(3,814)
Net Increase (Decrease)	$53,480	$1,641	$5,717	$63,436	$8,137	$2,317	$2,091	$4,492	$1,552	$5,840
Shares:
Sold	362	4	52	253	23	5	8	9	21	49
Issued in acquisitions	3,660	229	386	4,653	505	156	162	376	148	551
Redeemed	(604)	(126)	(56)	(712)	(23)	(9)	(33)	(98)	(72)	(237)
Net Increase (Decrease)	3,418	107	382	4,194	505	152	137	287	97	363
Year Ended October 31, 2011
Dollars:
Sold	$9,811	$120	$1,755	$6,759	$101	$61	$330	$224	$333	$1,060
Redeemed	(12,869)	(2,561)	(973)	(15,187)	(148)	(165)	(406)	(561)	(600)	(1,173)
Net Increase (Decrease)	$(3,058)	$(2,441)	$782	$(8,428)	$(47)	$(104)	$(76)	$(337)	$(267)	$(113)
Shares:
Sold	687	9	126	491	7	4	22	16	22	71
Redeemed	(906)	(191)	(72)	(1,108)	(10)	(11)	(29)	(38)	(41)	(79)
Net Increase (Decrease)	(219)	(182)	54	(617)	(3)	(7)	(7)	(22)	(19)	(8)

Distributions:
Period Ended April 30, 2012
From net investment
income	$–	$–	$–	$–	$–	$–	$–	$–	$ – $	–
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	–	$–	$–	$–	$–	$–	$–	$–	$ – $	–
Year Ended October 31, 2011
From net investment
income	$–	$–	$–	$–	$–	$–	$–	$–	$ – $	–
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	–	$–	$–	$–	$–	$–	$–	$–	$ – $	–

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								SmallCap Growth Fund I

								Period Ended	Year Ended
								April 30, 2012	October 31, 2011
Operations
Net investment income (loss)								$(4,817)	$(10,006)
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								64,753	164,247
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								123,153	(34,552)
		Net Increase (Decrease) in Net Assets Resulting from Operations						183,089	119,689

Dividends and Distributions to Shareholders
From net realized gain on investments								(67,456)	–
					Total Dividends and Distributions			(67,456)	–

Capital Share Transactions
Net increase (decrease) in capital share transactions								36,789	337,654
				Total increase (decrease) in net assets				152,422	457,343

Net Assets
Beginning of period								1,254,786	797,443
End of period (including undistributed net investment income as set forth below)								$1,407,208	$1,254,786
Undistributed (overdistributed) net investment income (loss)								$(5,089)	$(272)

	Class J	Institutional	R-1	R-2	R-3	R -4	R -5
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	$3,416	$77,900	$325	$700	$2,363	$2,538	$5,628
Reinvested	1,307	63,499	132	163	664	487	1,194
Redeemed	(4,348)	(110,291)	(236)	(629)	(4,313)	(1,003)	(2,707)
Net Increase (Decrease)	$375	$31,108	$221	$234	$(1,286)	$2,022	$4,115
Shares:
Sold	349	6,971	31	68	225	236	507
Reinvested	153	6,466	15	18	72	52	124
Redeemed	(454)	(9,689)	(23)	(62)	(409)	(92)	(250)
Net Increase (Decrease)	48	3,748	23	24	(112)	196	381
Year Ended October 31, 2011
Dollars:
Sold	$13,623	$529,925	$1,157	$1,479	$9,542	$4,848	$13,606
Redeemed	(9,412)	(207,821)	(934)	(2,869)	(5,872)	(2,492)	(7,126)
Net Increase (Decrease)	$4,211	$322,104	$223	$(1,390)	$3,670	$2,356	$6,480
Shares:
Sold	1,385	49,890	109	145	916	438	1,257
Redeemed	(971)	(18,907)	(92)	(278)	(564)	(241)	(659)
Net Increase (Decrease)	414	30,983	17	(133)	352	197	598

Distributions:
Period Ended April 30, 2012
From net investment
income	$–	$–	$–	$–	$–	$–	$–
From net realized gain on
investments	(1,315)	(63,501)	(132)	(163)	(664)	(487)	(1,194)
Total Dividends and
Distributions	$(1,315)	$(63,501)	$(132)	$(163)	$(664)	$(487)	$(1,194)
Year Ended October 31, 2011
From net investment
income	$–	$–	$–	$–	$–	$–	$–
From net realized gain on
investments	–	–	–	–	–	–	–
Total Dividends and
Distributions	$–	$–	$–	$–	$–	$–	$–

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								SmallCap Growth Fund II

								Period Ended			Year Ended
								April 30, 2012			October 31, 2011
Operations
Net investment income (loss)								$		(717)		$(1,622)
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions										12,279		52,111
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies										18,414		(27,026)
		Net Increase (Decrease) in Net Assets Resulting from Operations								29,976		23,463

Capital Share Transactions
Net increase (decrease) in capital share transactions										(7,132)		(118,020)
					Total increase (decrease) in net assets					22,844		(94,557)

Net Assets
Beginning of period									171,130			265,687
End of period (including undistributed net investment income as set forth below)									$193,974			$171,130
Undistributed (overdistributed) net investment income (loss)								$		(717)		$–

	Class A(a)	Class B(a)	Class C(a)	Class J	Institutional	R-1	R-2	R-3		R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	N/A	N/A	N/A	$3,199	$13,723	$339	$555	$740		$1,497	$1,955
Redeemed	N/A	N/A	N/A	(2,411)	(20,908)	(226)	(811)	(1,880)		(1,075)	(1,829)
Net Increase (Decrease)	N/A	N/A	N/A	$788	$(7,185)	$113	$(256)	$(1,140)		$422	$126
Shares:
Sold	N/A	N/A	N/A	395	1,441	40	65	86		167	206
Redeemed	N/A	N/A	N/A	(308)	(2,316)	(27)	(99)	(220)		(122)	(202)
Net Increase (Decrease)	N/A	N/A	N/A	87	(875)	13	(34)	(134)		45	4
Year Ended October 31, 2011
Dollars:
Sold	$–	$–	$–	$3,207	$24,320	$688	$1,738	$2,644		$1,860	$4,820
Redeemed	(4,515)	(1,018)	(316)	(5,155)	(126,835)	(1,063)	(4,844)	(3,070)		(2,255)	(8,226)
Net Increase (Decrease)	$(4,515)	$(1,018)	$(316)	$(1,948)	$(102,515)	$(375)	$(3,106)	$(426)		$(395)	$(3,406)
Shares:
Sold	–	–	–	416	2,681	82	207	309		214	567
Redeemed	(590)	(139)	(42)	(677)	(14,532)	(122)	(609)	(367)		(273)	(915)
Net Increase (Decrease)	(590)	(139)	(42)	(261)	(11,851)	(40)	(402)	(58)		(59)	(348)

Distributions:
Period Ended April 30, 2012
From net investment
income	N/A	N/A	N/A	$–	$–	$–	$–	$–	$	– $	–
From net realized gain on
investments	N/A	N/A	N/A	–	–	–	–	–		–	–
Total Dividends and Distributions	N/A	N/A	N/A	$–	$–	$–	$–	$–	$	– $	–
Year Ended October 31, 2011
From net investment
income	$–	$–	$–	$–	$–	$–	$–	$–	$	– $	–
From net realized gain on
investments	–	–	–	–	–	–	–	–		–	–
Total Dividends and Distributions $	–	$–	$–	$–	$–	$–	$–	$–	$	– $	–

(a)	Class A, Class B and Class C shares discontinued operations on November 12, 2010.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									SmallCap S&P 600 Index Fund

									Period Ended	Year Ended
									April 30, 2012	October 31, 2011
Operations
Net investment income (loss)									$2,389	$2,890
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									13,904	20,189
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									40,985	11,999
		Net Increase (Decrease) in Net Assets Resulting from Operations							57,278	35,078

Dividends and Distributions to Shareholders
From net investment income									(2,351)	(2,727)
						Total Dividends and Distributions			(2,351)	(2,727)

Capital Share Transactions
Net increase (decrease) in capital share transactions									20,838	50,932
					Total increase (decrease) in net assets				75,765	83,283

Net Assets
Beginning of period									449,360	366,077
End of period (including undistributed net investment income as set forth below)									$525,125	$449,360
Undistributed (overdistributed) net investment income (loss)									$1,528	$1,490

	Class J	Institutional		R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	$7,862	$38,940		$1,212	$1,731	$7,942	$9,093	$21,994
Reinvested	293	1,230		–	–	89	203	531
Redeemed	(8,470)	(21,209)		(1,197)	(3,006)	(6,096)	(10,731)	(19,573)
Net Increase (Decrease)	$(315)	$18,961		$15	$(1,275)	$1,935	$(1,435)	$2,952
Shares:
Sold	488	2,380		74	103	470	541	1,295
Reinvested	19	78		–	–	6	13	33
Redeemed	(527)	(1,255)		(73)	(177)	(357)	(628)	(1,191)
Net Increase (Decrease)	(20)	1,203		1	(74)	119	(74)	137
Year Ended October 31, 2011
Dollars:
Sold	$17,046	$74,821		$2,149	$2,718	$13,220	$16,043	$26,928
Reinvested	442	929		16	55	236	254	793
Redeemed	(18,045)	(24,083)		(2,108)	(9,176)	(17,518)	(11,599)	(22,189)
Net Increase (Decrease)	$(557)	$51,667		$57	$(6,403)	$(4,062)	$4,698	$5,532
Shares:
Sold	1,107	4,712		139	169	819	1,041	1,671
Reinvested	28	58		1	3	14	15	48
Redeemed	(1,178)	(1,517)		(134)	(569)	(1,141)	(722)	(1,390)
Net Increase (Decrease)	(43)	3,253		6	(397)	(308)	334	329

Distributions:
Period Ended April 30, 2012
From net investment
income	$(294)	$(1,234	) $	–	$–	$(89)	$(203)	$(531)
From net realized gain on
investments	–	–		–	–	–	–	–
Total Dividends and
Distributions	$(294)	$(1,234	) $	–	$–	$(89)	$(203)	$(531)
Year Ended October 31, 2011
From net investment
income	$(442)	$(931	) $	(16)	$(55)	$(236)	$(254)	$(793)
From net realized gain on
investments	–	–		–	–	–	–	–
Total Dividends and
Distributions	$(442)	$(931	) $	(16)	$(55)	$(236)	$(254)	$(793)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands										SmallCap Value Fund II

										Period Ended	Year Ended
										April 30, 2012	October 31, 2011
Operations
Net investment income (loss)										$3,331	$4,283
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions										26,800	78,007
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies										75,751	(49,853)
		Net Increase (Decrease) in Net Assets Resulting from Operations								105,882	32,437

Dividends and Distributions to Shareholders
From net investment income										(4,457)	(4,012)
					Total Dividends and Distributions					(4,457)	(4,012)

Capital Share Transactions
Net increase (decrease) in capital share transactions										(57,888)	210,810
				Total increase (decrease) in net assets						43,537	239,235

Net Assets
Beginning of period										1,012,292	773,057
End of period (including undistributed net investment income as set forth below)										$1,055,829	$1,012,292
Undistributed (overdistributed) net investment income (loss)										$1,042	$2,168

	Class J	Institutional	R-1	R -2	R -3		R -4		R-5
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	$1,613	$38,899	$218	$819	$1,758		$1,578		$1,136
Reinvested	–	4,414	–	–	–		21		22
Redeemed	(1,528)	(98,677)	(387)	(1,078)	(2,688)		(1,953)		(2,055)
Net Increase (Decrease)	$85	$(55,364)	$(169)	$(259)	$(930	) $	(354	) $	(897)
Shares:
Sold	167	4,037	24	89	192		168		116
Reinvested	–	488	–	–	–		2		3
Redeemed	(164)	(10,283)	(43)	(120)	(287)		(202)		(215)
Net Increase (Decrease)	3	(5,758)	(19)	(31)	(95)		(32)		(96)
Year Ended October 31, 2011
Dollars:
Sold	$2,428	$236,219	$644	$1,703	$4,253		$5,677		$5,260
Issued in acquisitions	–	98,714	1,900	5,088	4,344		6,255		9,904
Reinvested	–	3,899	3	12	9		30		58
Redeemed	(3,460)	(143,514)	(1,676)	(3,660)	(9,687)		(3,816)		(9,777)
Net Increase (Decrease)	$(1,032)	$195,318	$871	$3,143	$(1,081	) $	8,146		$5,445
Shares:
Sold	254	24,332	69	183	451		709		548
Issued in acquisitions	–	11,087	223	593	499		713		1,123
Reinvested	–	402	–	2	1		3		6
Redeemed	(366)	(15,033)	(179)	(395)	(1,155)		(400)		(1,027)
Net Increase (Decrease)	(112)	20,788	113	383	(204)		1,025		650

Distributions:
Period Ended April 30, 2012
From net investment
income	$–	$(4,414)	$–	$–	$–		$(21	)$	(22)
From net realized gain on
investments	–	–	–	–	–		–		–
Total Dividends and Distributions $	–	$(4,414)	$–	$–	$–		$(21	) $	(22)
Year Ended October 31, 2011
From net investment
income	$–	$(3,900)	$(3)	$(12)	$(9	)$	(30	)$	(58)
From net realized gain on
investments	–	–	–	–	–		–		–
Total Dividends and Distributions $	–	$(3,900)	$(3)	$(12)	$(9	)$	(30	)$	(58)

See accompanying notes.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2012 (unaudited)

1. Organization

Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Bond & Mortgage Securities Fund, Core Plus Bond Fund I, Diversified International Fund, Equity Income Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, High Yield Fund, High Yield Fund I, Income Fund, Inflation Protection Fund, International Emerging Markets Fund, International Fund I, LargeCap Blend Fund II, LargeCap Growth Fund, LargeCap Growth Fund I, LargeCap Growth Fund II, LargeCap S&P 500 Index Fund, LargeCap Value Fund, LargeCap Value Fund I, LargeCap Value Fund III, MidCap Blend Fund, MidCap Growth Fund, MidCap Growth Fund III, MidCap S&P 400 Index Fund, MidCap Value Fund I, MidCap Value Fund III, Money Market Fund, Overseas Fund, Principal Capital Appreciation Fund, Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime Strategic Income Fund, Real Estate Securities Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Fund, SmallCap Blend Fund, SmallCap Growth Fund I, SmallCap Growth Fund II, SmallCap S&P 600 Index Fund and SmallCap Value Fund II (known as the "Funds") are presented herein. The Funds may offer up to ten classes of shares: Class A, Class C, Class J, Class P, Institutional, R-1, R-2, R-3, R-4, and R-5. Class B shares of the Funds are no longer available for purchase. Information in these financial statements pertains to Class J, Institutional, R-1, R-2, R-3, R-4, and R-5 classes of shares. Certain detailed financial information for Class A, Class B, Class C, and Class P shares is provided separately.

On November 12, 2010, Classes A, B, and C shares of each of LargeCap Blend Fund II, LargeCap Growth Fund I, LargeCap Value Fund III, MidCap Growth Fund III, MidCap Value Fund I and SmallCap Growth Fund II and Class A and Class C shares of LargeCap Growth Fund II liquidated and the proceeds of each liquidation were sent to the shareholders of each of Class A, Class B and Class C.

Effective November 12, 2010, SmallCap Value Fund II acquired all the assets and assumed all the liabilities of SmallCap Value Fund I pursuant to a plan of acquisition approved by shareholders on November 4, 2010. The purpose of the acquisition was to combine two funds managed by Principal Management Corporation with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 9,274,000 shares from SmallCap Value Fund I for 14,238,000 shares valued at $126,205,000 of SmallCap Value Fund II at an approximate exchange rate of 1.53, 1.58, 1.56, 1.55, 1.55, 1.54, for Institutional, R-1, R-2, R-3, R-4 and R-5 classes of shares, respectively. The investment securities of SmallCap Value Fund I, with a fair value of approximately $126,028,000 and a cost of $115,041,000 at November 12, 2010 were the primary assets acquired by SmallCap Value Fund II. For financial reporting purposes, assets received and shares issued by SmallCap Value Fund II were recorded at fair value; however, the cost basis of the investments received from SmallCap Value Fund I was carried forward to align ongoing reporting of SmallCap Value Fund II’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of SmallCap Value Fund I and SmallCap Value Fund II immediately prior to the acquisition in accordance with U.S. GAAP were approximately $126,205,000 ($116,247,000 of accumulated realized losses and $10,987,000 of unrealized appreciation) and $799,192,000, respectively. The aggregate net assets of SmallCap Value Fund II immediately following the acquisition were $925,397,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.

Assuming the acquisition had been completed on November 1, 2010, the beginning of the fiscal year for SmallCap Value Fund II, SmallCap Value Fund II’s pro forma results of operations for the year ended October 31, 2011, would have been $4,351,000 of net investment income, $31,580,000 of net realized and unrealized gain on investments, and $35,931,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of SmallCap Value Fund I that have been included in the SmallCap Value Fund II’s statement of operations since November 12, 2010.

Effective December 29, 2010, the initial purchase of $10,000 of Class P shares of Global Real Estate Securities Fund was made by Principal Management Corporation (the “Manager”).

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2012 (unaudited)

1. Organization (Continued)

Effective October 14, 2011, Principal Capital Appreciation Fund acquired all the assets and assumed all the liabilities of Disciplined LargeCap Blend Fund pursuant to a plan of acquisition approved by shareholders on October 3, 2011. The purpose of the acquisition was to combine two funds managed by Principal Management Corporation with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 20,390,000 shares from Disciplined LargeCap Blend Fund for 6,444,000 shares valued at $238,329,000 of Principal Capital Appreciation Fund at an approximate exchange rate of .31, .37, .37, .31, .31, .31, .31, .31, and .31 for Class A, Class B, Class C, Institutional, R-1, R-2, R-3, R-4 and R-5 classes of shares, respectively. The investment securities of Disciplined LargeCap Blend Fund, with a fair value of approximately $228,717,000 and a cost of $220,304,000 at October 14, 2011 were the primary assets acquired by Principal Capital Appreciation Fund. For financial reporting purposes, assets received and shares issued by Principal Capital Appreciation Fund were recorded at fair value; however, the cost basis of the investments received from Disciplined LargeCap Blend Fund was carried forward to align ongoing reporting of Principal Capital Appreciation Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of Disciplined LargeCap Blend Fund and Principal Capital Appreciation Fund immediately prior to the acquisition in accordance with U.S. GAAP were approximately $238,329,000 ($452,119,000 of accumulated realized losses and $8,413,000 of unrealized appreciation) and $1,339,681,000, respectively. The aggregate net assets of Principal LargeCap Blend Fund immediately following the acquisition were $1,578,010,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.

Assuming the acquisition had been completed on November 1, 2010, the beginning of the fiscal year for Principal Capital Appreciation Fund, Principal Capital Appreciation Fund’s pro forma results of operations for the year ended October 31, 2011, would have been $16,727,000 of net investment income, $102,521,000 of net realized and unrealized gain on investments, and $119,248,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Disciplined LargeCap Blend Fund that have been included in the Principal Capital Appreciation Fund’s statement of operations since October 14, 2011.

Effective October 14, 2011, Diversified International Fund acquired all the assets and assumed all the liabilities of International Growth Fund pursuant to a plan of acquisition approved by shareholders on October 3, 2011. The purpose of the acquisition was to combine two funds managed by Principal Management Corporation with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 124,321,000 shares from International Growth Fund for 99,562,000 shares valued at $922,006,000 of Diversified International Fund at an approximate exchange rate of .88,.88,.86,.87,.89,.87,.92,.86, and .86 for Class A, Class C, Class J, Institutional, R-1, R-2, R-3,R-4 and R-5 classes of shares, respectively. The investment securities of International Growth Fund, with a fair value of approximately $902,337,000 and a cost of $878,076,000 at October 14, 2011 were the primary assets acquired by Diversified International Fund. For financial reporting purposes, assets received and shares issued by Diversified International Fund were recorded at fair value; however, the cost basis of the investments received from International Growth Fund was carried forward to align ongoing reporting of Diversified International Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of International Growth Fund and Diversified International Fund immediately prior to the acquisition in accordance with U.S. GAAP were approximately $922,006,000 ($729,924,000 of accumulated realized losses and $24,261,000 of unrealized appreciation) and $1,823,376,000, respectively. The aggregate net assets of Diversified International Fund immediately following the acquisition were $2,745,382,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.

Assuming the acquisition had been completed on November 1, 2010, the beginning of the fiscal year for Diversified International Fund, Diversified International Fund’s pro forma results of operations for the year ended October 31, 2011, would have been $53,804,000 of net investment income, $127,888,000 of net realized and unrealized loss on investments, and $74,084,000 of net decrease in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of International Growth Fund that have been included in the Diversified International Fund’s statement of operations since October 14, 2011.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2012 (unaudited)

1. Organization (Continued)

Effective February 17, 2012, SmallCap Blend Fund acquired all the assets and assumed all the liabilities of SmallCap Growth Fund and SmallCap Value Fund pursuant to a plan of acquisition approved by shareholders on February 6, 2012. The purpose of the acquisition was to combine three funds managed by Principal Management Corporation with similar investment objectives, principal policies, and risks. The acquisitions were accomplished by a tax-free exchange of 9,305,000 and 5,577,000 shares from SmallCap Growth Fund and SmallCap Value Fund, respectively, for 5,048,000 and 5,779,000 shares valued at $77,655,000 and $88,788,000 of SmallCap Blend Fund at an approximate exchange rate of .55, .56, .55, .53, .57, .54, .55, .55, .56 and .56 for Class A, Class B, Class C, Class J, Institutional, R-1, R-2, R-3, R-4 and R-5 classes of shares and 1.04, 1.07, 1.05, 1.04, 1.01, 1.04, 1.04, 1.04, 1.02 and 1.02 for Class A, Class B, Class C, Class J, Institutional, R-1, R-2, R-3, R-4 and R-5 classes of shares, respectively. The investment securities of SmallCap Growth Fund, with a fair value of approximately $76,026,000 and a cost of $66,907,000, and the investment securities of SmallCap Value Fund with a fair value of approximately $86,640,000 and a cost of $79,096,000 at February 17, 2012 were the primary assets acquired by SmallCap Blend Fund. For financial reporting purposes, assets received and shares issued by SmallCap Blend Fund were recorded at fair value; however, the cost basis of the investments received from SmallCap Growth Fund and SmallCap Value Fund was carried forward to align ongoing reporting of SmallCap Blend Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of SmallCap Growth Fund, SmallCap Value Fund and SmallCap Blend Fund immediately prior to the acquisition in accordance with U.S. GAAP were approximately $77,662,000 ($21,950,000 of accumulated realized losses and $9,119,000 of unrealized appreciation), $88,788,000 ($22,070,000 of accumulated realized losses and $7,544,000 of unrealized appreciation), and $233,320,000, respectively. The aggregate net assets of SmallCap Blend Fund immediately following the acquisition were $399,770,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitations.

Assuming the acquisition had been completed on November 1, 2011, the beginning of the fiscal year for SmallCap Blend Fund, SmallCap Blend Fund’s pro forma results of operations for the period ended April 30, 2012, would have been $642,000 of net investment loss, $645,105,000 of net realized and unrealized gain on investments, and $64,463,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of SmallCap Blend Fund that have been included in the SmallCap Blend Fund’s statement of operations since February 17, 2012.

Effective February 29, 2012, International Value Fund I changed its name to Overseas Fund.

Effective February 29, 2012, the initial purchases of $10,000 of Class R-1, R-2, R-3, R-4 and R-5 classes of shares of Overseas Fund were made by the Manager.

Effective March 6, 2012, Money Market Fund eliminated Class R-1, R-2, R-3, R-4 & R-5.

All classes of shares for each of the Funds represents interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, and Principal LifeTime Strategic Income Fund (collectively, the “Principal LifeTime Funds”) along with the SAM Balanced, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) invest in Institutional Class shares of other series of Principal Funds, Inc. (the "Underlying Funds"). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2012 (unaudited)

2. Significant Accounting Policies (Continued)

The Funds (with the exception of Money Market Fund, Principal LifeTime Funds, and the SAM Portfolios) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Short-term securities purchased with less than 60 days until maturity are valued at amortized cost, which approximates market. Money Market Fund values its securities, other than holdings of other mutual funds, at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Other mutual funds are valued at the funds’ net asset value. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Funds.

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2012 (unaudited)

2. Significant Accounting Policies (Continued)

The following funds held securities denominated in currencies that exceeded 5% of net assets of the fund:

				International
Diversified		Global Real Estate		Emerging
International Fund		Securities Fund		Markets Fund		International Fund I
British Pound	18.4%	United States Dollar	49.3%	United States Dollar	21.1%	British Pound	23.0%
Euro	16.1	Australian Dollar	10.4	Hong Kong Dollar	17.3	Euro	22.8
Japanese Yen	15.0	Hong Kong Dollar	8.6	South Korean Won	16.2	Japanese Yen	16.1
Canadian Dollar	8.7	Japanese Yen	8.2	Taiwan Dollar	8.7	Swiss Franc	8.0
Australian Dollar	5.6	British Pound	5.3	Brazilian Real	8.6	United States Dollar	7.1
Hong Kong Dollar	5.5	Canadian Dollar	5.3	South African Rand	8.1	Australian Dollar	5.9
United States Dollar	5.5					Hong Kong Dollar	5.6
Swiss Franc	5.0

Overseas Fund
Euro	30.5%
British Pound	21.8
Japanese Yen	16.0
Swiss Franc	7.9
United States Dollar	6.0

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Fund) of each class.

Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Fund) of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

In addition to the expenses that each of the Principal LifeTime Funds and SAM Portfolios bear directly, each of the Principal LifeTime Funds and SAM Portfolios indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Principal LifeTime Funds and SAM Portfolios may own different proportions of Underlying Funds at different times, the amount of expense incurred indirectly by each of the Principal LifeTime Funds and SAM Portfolios will vary. Expenses included in the statements of operations of the Principal LifeTime Funds and SAM Portfolios reflect the expenses of each Principal LifeTime Fund and SAM Portfolio and do not include any expenses associated with the Underlying Funds.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2012 (unaudited)

2. Significant Accounting Policies (Continued)

Distributions to Shareholders. With respect to Money Market Fund, all net investment income and any realized gains from investment transactions are declared as dividends daily to settled shares of record as of that day. With respect to Bond & Mortgage Securities Fund, Government & High Quality Bond Fund, High Yield Fund, Income Fund, Inflation Protection Fund, Short-Term Income Fund, net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-dividend date. Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, futures contracts, certain defaulted securities, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Global Real Estate Securities Fund and Real Estate Securities Fund receive substantial distributions from holdings in Real Estate Investment Trusts (“REITs”). Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the Funds. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates must be used in reporting the character of income and distributions for financial statement purposes.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the period ended April 30, 2012, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years from 2008-2011. No examinations are in progress or anticipated at this time.

Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations.

Gains realized upon the disposition of Indian securities held by the Funds may be subject to capital gains tax in India, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains. Realized losses in excess of gains may be carried forward eight years to offset future gains. In addition, the Funds accrue an estimated deferred tax liability for future gains on Indian securities. At April 30, 2012, Diversified International Fund had no foreign tax refund receivable, no deferred tax liability, and an approximate capital loss carryforward of $4,629,000 that expires in 2017 and 2020, and International Emerging Markets Fund had a foreign tax refund receivable of $6,000, no deferred tax liability, and an approximate capital loss carryforward of $19,729,000 that expires in 2017and 2020, relating to Indian securities.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2012 (unaudited)

2. Significant Accounting Policies (Continued)

Recent Accounting Pronouncements. In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 Reconsideration of Effective Control for Repurchase Agreements (“ASU 2011-03”). The objective of ASU 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

Subsequent Events. Management has evaluated events or transactions that may have occurred since April 30, 2012, that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

3. Operating Policies

Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such Fund’s investment objective. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase or sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar. The foreign currency contracts outstanding as of April 30, 2012 are included in the schedules of investments.

Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds (with the exception of Money Market Fund) may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, an account agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the account as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair market value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities. Information regarding illiquid securities is included with footnote designations in the schedules of investments.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2012 (unaudited)

3. Operating Policies (Continued)

Indemnification. Under the Fund’s by-laws present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.

Joint Trading Account. Certain of the Funds may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating Funds’ cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by the Manager. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by U.S. government securities.

Line of Credit. The Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with three banks which allow the participants to borrow up to $150 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Fed Funds Rate or LIBOR Rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .08% on the amount of the line of credit. During the period ended April 30, 2012, Bond & Mortgage Securities Fund, Global Diversified Income Fund, High Yield Fund I, International Fund I, LargeCap Growth Fund II, LargeCap Value Fund, LargeCap Value Fund I, LargeCap Value Fund III, MidCap Blend Fund, MidCap Growth Fund, MidCap Growth Fund III, MidCap Value Fund I, Real Estate Securities Fund, SmallCap Growth Fund I, SmallCap Growth Fund II, SmallCap S&P 600 Index Fund, and SmallCap Value Fund II, each borrowed against the line of credit. The interest expense associated with these borrowings is included in other expenses on the statements of operations.

Mortgage Dollar Rolls. Certain of the Funds have entered into mortgage-dollar-roll transactions, in which the Funds sell mortgage-backed securities and simultaneously agree to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Funds forgo principal and interest paid on the securities, and are compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Funds treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Funds’ portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in Investment securities sold and Investment securities purchased on the statements of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2012 (unaudited)

3. Operating Policies (Continued)

Options Contracts. During the period Core Plus Bond Fund I and Global Diversified Income Fund wrote call and put options on futures, swaps, securities and currencies it owns or in which it may invest and inflation floors for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call or put option and inflation floor, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. An inflation floor can give downside protection to investments in inflation-linked products. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument. A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss. Details of options contracts open at year end are included in the Funds' schedules of investments. Transactions in options written during the period ended April 30, 2012, were as follows:

Core Plus Bond Fund I	Number of Contracts	Notional Amount	Premium (thousands)
Beginning of period	46,700,410	1,388,400,000	$11,250
Options written	—	647,500,000	4,141
Options expired	(410)	(194,000,000)	(694)
Options closed	—	(312,000,000)	(1,235)
Options exercised	(46,700,000)	—	(508)
Balance at end of period	—	1,529,900,000	12,954

Global Diversified Income Fund	Number of Contracts	Notional Amount	Premium (thousands)
Beginning of period	—	—	$—
Options written	198,360	—	16,592
Options expired	(39,586)	—	(330)
Options closed	(82,846)	—	(10,479)
Options exercised	(288)	—	(397)
Balance at end of period	75,640	—	5,386

Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Funds’ policy that its custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.

Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included with footnote designations in the schedules of investments.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2012 (unaudited)

3. Operating Policies (Continued)

Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.

In connection with the Senior floating rate interests, the Funds may also enter into unfunded loan commitments (“commitments”). All or a portion of the commitments may be unfunded. The Funds are obligated to fund these commitments at the borrower’s discretion. Therefore, the Funds must have funds sufficient to cover its contractual obligation. These unfunded loan commitments which are marked to market daily, are footnoted in the schedules of investments, shown as a separate line item called unrealized gain or loss on unfunded loan commitments on the statements of assets and liabilities and the change in unrealized is shown as a separate line item called unfunded loan commitments on the statements of operations.

Short Sales. Core Plus Bond Fund entered into short sales transactions during the period. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in the market price of the security. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statement of assets and liabilities. A Fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.

Swap Agreements. Bond & Mortgage Securities Fund, Core Plus Bond Fund, and Inflation Protection Fund invested in swap agreements during the period. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A Fund may enter into credit default, interest rate, or total return swap agreements to manage its exposure to credit, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities

Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.

Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2012 (unaudited)

3. Operating Policies (Continued)

Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.

The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.

Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a Fund would add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swap to achieve a similar effect. Credit-default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Credit default swap agreements on corporate issues or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or has exposure to the referenced obligation).

For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2012 (unaudited)

3. Operating Policies (Continued)

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of April 30, 2012 for which a Fund is the seller of protection are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest rate swaps involve the commitment to pay or receive a floating rate of interest in exchange for a fixed rate of interest based on the same notional amount.

As of April 30, 2012, counterparties had pledged collateral for swap agreements of $2,605,605, $1,445,323, and $2,234,794 for Bond & Mortgage Securities Fund, Core Plus Bond Fund I, and High Yield Fund, respectively.

Details of swap agreements open at period end are included in the Funds' schedules of investments.

To Be Announced Securities. The Funds may trade portfolio securities on a “to-be-announced” (“TBA”) or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. The securities purchased on a TBA or when-issued basis are identified as such in the Funds’ schedule of investments.

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

Government related guarantors (those not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government.

During 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers, and privileges of FNMA and FHLMC and of any stockholder of FNMA and FHLMC. The U.S. Department of the Treasury then announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Department of the Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Department of the Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Department of the Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Department of the Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Department of the Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program expired in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations associated with its mortgage-backed securities.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2012 (unaudited)

3. Operating Policies (Continued)

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts shown in thousands):

	Asset Derivatives April 30, 2012		Liability Derivatives April 30, 2012
Derivatives not accounted for		Fair
as hedging instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Fair Value
Bond & Mortgage Securities Fund
Credit contracts	Receivables, Net Assets Consist of Net unrealized	$—	Payables, Net Assets Consist of Net unrealized	$1,757
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
Foreign exchange contracts	Receivables	$1	Payables	$89
	Total $	1		$1,846
Core Plus Bond Fund I
Credit contracts	Receivables, Net Assets Consist of Net unrealized	$3,601	Payables, Net Assets Consist of Net unrealized	$2,138
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
Foreign exchange contracts	Receivables	$3,111	Payables	$4,096
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized	$8,435 * Payables, Net Assets Consist of Net unrealized		$397
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
	Total $ 15,147			$6,631
Global Diversified Income Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$149	Payables, Net Assets Consist of Net unrealized	$1,587
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
Foreign exchange contracts	Receivables	$—	Payables	$430
	Total $	149		$2,017
Global Real Estate Securities Fund
Foreign exchange contracts	Receivables	$1,350	Payables	$1,352
High Yield Fund
Credit contracts	Receivables, Net Assets Consist of Net unrealized	$3,118	Payables, Net Assets Consist of Net unrealized	$250
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
Inflation Protection Fund
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized	$1,780 * Payables, Net Assets Consist of Net unrealized		$989	*
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
International Fund I
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$451 * Payables, Net Assets Consist of Net unrealized		$—
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
LargeCap Blend Fund II
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$533 * Payables, Net Assets Consist of Net unrealized		$—
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
LargeCap Growth Fund I
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$—	Payables, Net Assets Consist of Net unrealized	$276	*
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
LargeCap Growth Fund II
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$749 * Payables, Net Assets Consist of Net unrealized		$—
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
LargeCap S&P 500 Index Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$1,334 * Payables, Net Assets Consist of Net unrealized		$—
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
LargeCap Value Fund I
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$698 * Payables, Net Assets Consist of Net unrealized		$—
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
LargeCap Value Fund III
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$419 * Payables, Net Assets Consist of Net unrealized		$—
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
MidCap Growth Fund III
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$765 * Payables, Net Assets Consist of Net unrealized		$—
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
MidCap S&P 400 Index Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$61* Payables, Net Assets Consist of Net unrealized		$—
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
MidCap Value Fund I
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$502 * Payables, Net Assets Consist of Net unrealized		$—
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
MidCap Value Fund III
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$36* Payables, Net Assets Consist of Net unrealized		$—
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
Overseas Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$299 * Payables, Net Assets Consist of Net unrealized		$404	*
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
Foreign exchange contracts	Receivables	$—	Payables	$24
	Total $	299		$428

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC.

April 30, 2012 (unaudited)

3. Operating Policies (Continued)
Short-Term Income Fund
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized	$ — Payables, Net Assets Consist of Net unrealized	$352	*
	appreciation (depreciation) of investments	appreciation (depreciation) of investments
SmallCap Blend Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$ 1* Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments	appreciation (depreciation) of investments
SmallCap Growth Fund I
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$ 810 * Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments	appreciation (depreciation) of investments
SmallCap Growth Fund II
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$ — Payables, Net Assets Consist of Net unrealized	$53	*
	appreciation (depreciation) of investments	appreciation (depreciation) of investments
SmallCap S&P 600 Index Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$ 57* Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments	appreciation (depreciation) of investments
SmallCap Value Fund II
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$ 760 * Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments	appreciation (depreciation) of investments

*Includes cumulative unrealized appreciation/depreciation of futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.

			Change in Unrealized
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Appreciation/(Depreciation) of
as hedging instruments	Recognized in Operations	Recognized in Operations	Derivatives Recognized in Operations
Bond & Mortgage Securities Fund
Credit contracts	Net realized gain (loss) from Swap	$(1,846)	$(1,209)
	agreements/Change in unrealized
	appreciation/(depreciation) of Swap
	agreements
Foreign exchange contracts	Net realized gain (loss) from Foreign	$228	$(121)
	currency transactions/Change in unrealized
	appreciation/(depreciation) of Translation of
	assets and liabilities in foreign currencies
Interest rate contracts	Net realized gain (loss) from Investment	$(18)	$—
	transactions

	Total	$(1,636)	$(1,330)

Core Plus Bond Fund I
Credit contracts	Net realized gain (loss) from Swap	$1,957	$2,781
	agreements/Change in unrealized
	appreciation/(depreciation) of Swap
	agreements
Foreign exchange contracts	Net realized gain (loss) from Foreign	$(3,992)	$9,982
	currency transactions/Change in unrealized
	appreciation/(depreciation) of Translation of
	assets and liabilities in foreign currencies
Interest rate contracts	Net realized gain (loss) from Futures	$31,370	$(11,975)
	contracts and Swap agreements/Change in
	unrealized appreciation/(depreciation) of
	Futures contracts and Swap agreements
	Total	$29,335	$788

Global Diversified Income Fund
Equity contracts	Net realized gain (loss) from Options and	$(2,871)	$(1,438)
	swaptions contracts/Change in unrealized
	appreciation/(depreciation) of Options and
	swaptions contracts
Foreign exchange contracts	Net realized gain (loss) from Foreign	$456	$(430)
	currency transactions/Change in unrealized
	appreciation/(depreciation) of Translation of
	assets and liabilities in foreign currencies
	Total	$(2,415)	$(1,868)

Global Real Estate Securities Fund
Foreign exchange contracts	Net realized gain (loss) from Foreign	$369	$127
	currency transactions/Change in unrealized
	appreciation/(depreciation) of Translation of
	assets and liabilities in foreign currencies

	NOTES TO FINANCIAL STATEMENTS
	PRINCIPAL FUNDS, INC.
	April 30, 2012 (unaudited)

3. Operating Policies (Continued)

High Yield Fund
Credit contracts	Net realized gain (loss) from Swap	$(443)	$1,365
	agreements/Change in unrealized
	appreciation/(depreciation) of Swap
	agreements
Inflation Protection Fund
Foreign exchange contracts	Net realized gain (loss) from Foreign	$79	$18
	currency transactions/Change in unrealized
	appreciation/(depreciation) of Translation of
	assets and liabilities in foreign currencies
Interest rate contracts	Net realized gain (loss) from Futures	$(2,472)	$1,303
	contracts and Swap agreements/Change in
	unrealized appreciation/(depreciation) of
	Futures contracts and Swap agreements
	Total	$(2,393)	$1,321

International Fund I
Equity contracts	Net realized gain (loss) from Futures	$5,643	$(2,162)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
LargeCap Blend Fund II
Equity contracts	Net realized gain (loss) from Futures	$4,024	$(1,150)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
LargeCap Growth Fund I
Equity contracts	Net realized gain (loss) from Futures	$18,225	$(6,960)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
LargeCap Growth Fund II
Equity contracts	Net realized gain (loss) from Futures	$9,300	$(2,095)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
LargeCap S&P 500 Index Fund
Equity contracts	Net realized gain (loss) from Futures	$8,794	$897
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
LargeCap Value Fund
Equity contracts	Net realized gain (loss) from Futures	$3,131	$(1,267)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
LargeCap Value Fund I
Equity contracts	Net realized gain (loss) from Futures	$12,833	$(2,012)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
LargeCap Value Fund III
Equity contracts	Net realized gain (loss) from Futures	$4,945	$(325)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
MidCap Growth Fund III
Equity contracts	Net realized gain (loss) from Futures	$4,679	$(696)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
MidCap S&P 400 Index Fund
Equity contracts	Net realized gain (loss) from Futures	$2,431	$8
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
MidCap Value Fund I
Equity contracts	Net realized gain (loss) from Futures	$7,311	$(1,398)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2012 (unaudited)

3. Operating Policies (Continued)

MidCap Value Fund III
Equity contracts	Net realized gain (loss) from Futures	$539	$(250)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
Overseas Fund
Equity contracts	Net realized gain (loss) from Futures	$6,849	$(3,105)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
Foreign exchange contracts	Net realized gain (loss) from Foreign	$791	$41
	currency transactions/Change in unrealized
	appreciation/(depreciation) of Translation of
	assets and liabilities in foreign currencies
	Total	$7,640	$(3,064)

Short-Term Income Fund
Interest rate contracts	Net realized gain (loss) from Futures	$(1,135)	$(402)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
SmallCap Blend Fund
Equity contracts	Net realized gain (loss) from Futures	$415	$(173)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
SmallCap Growth Fund I
Equity contracts	Net realized gain (loss) from Futures	$10,475	$(4,193)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
SmallCap Growth Fund II
Equity contracts	Net realized gain (loss) from Futures	$1,144	$(486)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
SmallCap S&P 600 Index Fund
Equity contracts	Net realized gain (loss) from Futures	$2,347	$(485)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
SmallCap Value Fund II
Equity contracts	Net realized gain (loss) from Futures	$7,406	$(1,406)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts

Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by the certain of the Funds and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Bond & Mortgage Securities Fund, Core Plus Bond Fund, Inflation Protection Fund, and Short-Term Income Fund. The notional values of the futures contracts will vary in accordance with changing duration of these funds. The level of other derivative activity disclosed in the schedules of investments is representative of the level of derivative activity used in the Funds throughout the period ended April 30, 2012.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2012 (unaudited)

4. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

”Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

”Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

”Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Below is a table which provides quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy:

		Fair
		Value at
Fund	Asset Type	04/30/12	Valuation technique	Unobservable input

Bond &			Estimate based on indicative bids from single or
Mortgage			multiple brokers, evaluated price from pricing
Securities Fund	Bonds	16,362	service, purchase price	Judgmental assessments of liquidity
	Common Stock	10	Evaluated price from pricing service	Judgmental assessments of liquidity
	Senior Floating Rate Interest	7,002	Purchase Price	N/A
		23,374

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2012 (unaudited)

4. Fair Valuation (Continued)

		Fair
		Value at
Fund	Asset Type	04/30/12	Valuation technique	Unobservable input

			Estimate based on indicative bids from single or
Core Plus Bond			multiple brokers, evaluated price from pricing
Fund I	Bonds	59,740	service	Judgmental assessments of liquidity
	Credit Default Swaps	835	Evaluated price from pricing service	Judgmental assessments of liquidity
		60,575

Global			Estimate based on indicative bids from single or
Diversified			multiple brokers, evaluated price from pricing
Income Fund	Bonds	24,530	service	Judgmental assessments of liquidity

				Judgmental assessments of liquidity,
				judgmental assessments based on
			Estimate based on current market transactions,	company book value and strike price,
			estimate based on market transactions for reference	judgmental assessments of operating
	Common Stock	125	security	results of the investee

			Estimate based on current market transactions,
			estimate based on indicative bids from single or
	Preferred Stock	3,118	multiple brokers	Judgmental assessments of liquidity
	Senior Floating Rate Interest	14,430	Purchase price	N/A
		42,203

			Estimate based on indicative bids from single or
High Yield			multiple brokers, estimate based on current market	Judgmental assessments of current
Fund	Bonds	43,262	transactions	operating results of the investee

			Evaluated price from pricing service, estimate
			based on current market transactions, estimate	Judgmental assessments of current
			based on current market transactions for reference	operating results of the investee,
	Common Stock	1,044	security	judgmental assessments of liquidity

			Estimate based on indicative bids from single or	Judgmental assessments of current
			multiple brokers, estimate based on current market	operating results of the investee,
	Convertible Bonds	4,124	transactions	judgmental assessments of liquidity
	Senior Floating Rate Interest	114,599	Purchase price	N/A
		163,029

International
Emerging			Estimate based on current market transactions, last
Markets Fund	Common Stock	25,668	traded price	Judgmental assessments of liquidity

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.)

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2012 (unaudited)

4. Fair Valuation (Continued)

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchase/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Fund are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The beginning of the period timing recognition is being adopted for the significant transfers between levels of each Fund’s assets and liabilities. There were no significant transfers into or out of Level 3 and the table below shows the amounts that were transferred between Level 1 and Level 2 at April 30, 2012 due to differences in bid versus exchange close prices received for preferred securities.

Diversified International Fund	$25,694,200
Global Diversified Income Fund	$8,060,836
International Emerging Markets Fund	$64,903,635

The following is a summary of the inputs used as of April 30, 2012, in valuing the Funds’ securities carried at value (amounts shown in thousands):

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Bond & Mortgage Securities Fund
Bonds		$—	$1,143,674	$16,362	$1,160,036
Common Stocks
Technology		—	—	10	10
Convertible Bonds		—	366	—	366
Preferred Stocks		672	—	—	672
Repurchase Agreements		—	83,704	—	83,704
Senior Floating Rate Interests		—	36,177	7,002	43,179
U.S. Government & Government Agency Obligations		—	954,980	—	954,980
	Total investments in securities $	672	$2,218,901	$23,374	$2,242,947
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$1	$—	$1
Liabilities
Credit Contracts**
Credit Default Swaps		$—	$(1,757)	$—	$(1,757)
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$(89)	$—	$(89)

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2012 (unaudited)

4. Fair Valuation (Continued)

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Core Plus Bond Fund I
Bonds	$—	$1,165,742	$59,740	$1,225,482
Convertible Preferred Stocks	6,496	—	—	6,496
Municipal Bonds	—	125,840	—	125,840
Repurchase Agreements	—	100	—	100
Senior Floating Rate Interests	—	1,800	—	1,800
U.S. Government & Government Agency Obligations	—	2,327,673	—	2,327,673
Total investments in securities $	6,496	$3,621,155	$59,740	$3,687,391
Assets
Credit Contracts**
Credit Default Swaps	$—	$2,600	$837	$3,437
Exchange Cleared Credit Default Swaps	$—	$164	$—	$164
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$3,077	$—	$3,077
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$61	$—	$61
Futures	$2,557	$—	$—	$2,557
Interest Rate Floor	$—	$190	$—	$190
Interest Rate Swaps	$—	$1,398	$—	$1,398
Interest Rate Swaptions	$—	$4,229	$—	$4,229
Liabilities
Credit Contracts**
Credit Default Swaps	$—	$(2,049)	$(2)	$(2,051)
Exchange Cleared Credit Default Swaps	$—	$(87)	$—	$(87)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(4,062)	$—	$(4,062)
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$(370)	$—	$(370)
Interest Rate Swaptions	$—	$(27)	$—	$(27)
Short Sales**
U.S. Government & Government Agency Obligations	$—	$(33)	$—	$(33)

Diversified International Fund
Common Stocks
Basic Materials	$92,822	$214,474	$—	$307,296
Communications	12,666	192,686	—	205,352
Consumer, Cyclical	55,306	319,545	—	374,851
Consumer, Non-cyclical	39,298	441,083	5	480,386
Diversified	788	30,803	—	31,591
Energy	66,119	274,381	—	340,500
Financial	121,345	532,403	11,733	665,481
Industrial	31,330	300,761	—	332,091
Technology	—	195,156	—	195,156
Utilities	1,169	70,150	—	71,319
Preferred Stocks
Basic Materials	—	14,203	—	14,203
Communications	—	2,739	—	2,739
Consumer, Cyclical	—	33,095	—	33,095
Consumer, Non-cyclical	—	11,016	—	11,016
Financial	—	5,960	—	5,960
Utilities	—	2,127	—	2,127
Repurchase Agreements	—	46,604	—	46,604
Total investments in securities $	420,843	$2,687,186	$11,738	$3,119,767

Equity Income Fund
Common Stocks*	$4,141,257	$—	$—	$4,141,257
Repurchase Agreements	—	151,287	—	151,287
Total investments in securities $	4,141,257	$151,287	$—	$4,292,544

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2012 (unaudited)

4. Fair Valuation (Continued)
		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Global Diversified Income Fund
Bonds	$—	$2,253,059	$24,530	$2,277,589
Common Stocks
Basic Materials	3,179	5,904	—	9,083
Communications	84,015	7,995	125	92,135
Consumer, Cyclical	5,115	7,681	—	12,796
Consumer, Non-cyclical	24,495	11,648	—	36,143
Diversified	—	3,021	—	3,021
Energy	284,825	11,922	—	296,747
Exchange Traded Funds	720	—	—	720
Financial	130,538	103,420	—	233,958
Industrial	12,795	5,889	—	18,684
Technology	4,526	5,100	—	9,626
Utilities	158,446	14,470	—	172,916
Convertible Bonds	—	69	—	69
Convertible Preferred Stocks
Financial	3,366	3,680	—	7,046
Credit Linked Structured Notes	—	10,230	—	10,230
Preferred Stocks
Communications	29,230	2,895	—	32,125
Consumer, Cyclical	—	1,385	—	1,385
Consumer, Non-cyclical	—	1,579	1	1,580
Energy	70	—	—	70
Financial	226,928	42,026	3,117	272,071
Government	—	10,094	—	10,094
Utilities	1,544	—	—	1,544
Repurchase Agreements	—	54,664	—	54,664
Senior Floating Rate Interests	—	122,061	14,430	136,491
Total investments in securities $	969,792	$2,678,792	$42,203	$3,690,787
Assets
Equity Contracts**
Options	$149	$—	$—	$149
Liabilities
Equity Contracts**
Options	$(1,587)	$—	$—	$(1,587)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(430)	$—	$(430)

Global Real Estate Securities Fund
Common Stocks
Consumer, Cyclical	$4,231	$—	$—	$4,231
Diversified	—	13,798	—	13,798
Financial	422,008	316,285	—	738,293
Industrial	4,782	—	—	4,782
Total investments in securities $	431,021	$330,083	$—	$761,104
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$1,333	$—	$1,333
Liabilities
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(1,335)	$—	$(1,335)

Government & High Quality Bond Fund
Bonds	$—	$530,435	$12,967	$543,402
Repurchase Agreements	—	33,828	—	33,828
U.S. Government & Government Agency Obligations	—	1,221,318	—	1,221,318
Total investments in securities $	—	$1,785,581	$12,967	$1,798,548

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2012 (unaudited)

4. Fair Valuation (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

High Yield Fund
Bonds		$—	$3,139,803	$43,262	$3,183,065
Common Stocks
Consumer, Cyclical		7,592	—	—	7,592
Energy		—	—	922	922
Technology		—	—	122	122
Convertible Bonds		—	4,861	4,124	8,985
Preferred Stocks
Financial		—	20,370	—	20,370
Government		1,625	—	—	1,625
Repurchase Agreements		—	145,724	—	145,724
Senior Floating Rate Interests		—	276,050	114,599	390,649
U.S. Government & Government Agency Obligations		—	126,626	—	126,626
	Total investments in securities $	9,217	$3,713,434	$163,029	$3,885,680
Assets
Credit Contracts**
Credit Default Swaps		$—	$3,118	$—	$3,118
Liabilities
Credit Contracts**
Credit Default Swaps		$—	$(250)	$—	$(250)

High Yield Fund I
Bonds		$—	$898,955	$4,854	$903,809
Common Stocks
Basic Materials		1,120	—	—	1,120
Consumer, Cyclical		1,968	—	207	2,175
Consumer, Non-cyclical		4	—	—	4
Financial		1,600	—	132	1,732
Industrial		106	—	188	294
Technology		632	—	—	632
Convertible Bonds		—	102	—	102
Convertible Preferred Stocks
Consumer, Cyclical		1,517	—	—	1,517
Preferred Stocks
Financial		511	5,159	—	5,670
Industrial		—	—	219	219
Repurchase Agreements		—	121,370	—	121,370
Senior Floating Rate Interests		—	94,870	—	94,870
	Total investments in securities $	7,458	$1,120,456	$5,600	$1,133,514

Income Fund
Bonds		$—	$1,283,429	$10,647	$1,294,076
Common Stocks
Energy		—	—	997	997
Convertible Bonds		—	4,471	—	4,471
Repurchase Agreements		—	105,154	—	105,154
Senior Floating Rate Interests		—	25,815	6,750	32,565
U.S. Government & Government Agency Obligations		—	461,860	—	461,860
	Total investments in securities $	—	$1,880,729	$18,394	$1,899,123

Inflation Protection Fund
Bonds		$—	$9,960	$2,256	$12,216
U.S. Government & Government Agency Obligations		—	778,780	—	778,780
	Total investments in securities $	—	$788,740	$2,256	$790,996
Assets
Interest Rate Contracts**
Futures		$1,337	$—	$—	$1,337
Interest Rate Swaps		$—	$443	$—	$443
Liabilities
Interest Rate Contracts**
Futures		$(452)	$—	$—	$(452)
Interest Rate Swaps		$—	$(537)	$—	$(537)

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2012 (unaudited)

4. Fair Valuation (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

International Emerging Markets Fund
Common Stocks
Basic Materials		$60,178	$94,399	$—	$154,577
Communications		31,303	95,372	—	126,675
Consumer, Cyclical		21,486	143,308	—	164,794
Consumer, Non-cyclical		101,792	67,184	306	169,282
Diversified		8,618	47,096	—	55,714
Energy		130,255	83,581	—	213,836
Financial		70,823	269,620	25,362	365,805
Industrial		13,428	105,044	—	118,472
Technology		—	187,108	—	187,108
Utilities		—	11,033	—	11,033
Preferred Stocks
Basic Materials		—	32,801	—	32,801
Communications		—	6,653	—	6,653
Financial		—	13,218	—	13,218
Utilities		—	5,766	—	5,766
Repurchase Agreements		—	25,897	—	25,897
	Total investments in securities $	437,883	$1,188,080	$25,668	$1,651,631

International Fund I
Common Stocks
Basic Materials		$11,141	$101,067	$—	$112,208
Communications		687	67,830	7,024	75,541
Consumer, Cyclical		—	143,051	—	143,051
Consumer, Non-cyclical		11,120	194,201	—	205,321
Diversified		15,784	31,702	—	47,486
Energy		22,074	88,478	—	110,552
Financial		16,930	237,893	—	254,823
Industrial		—	95,425	—	95,425
Technology		12,303	39,863	—	52,166
Utilities		—	42,912	—	42,912
Preferred Stocks
Communications		—	977	—	977
Consumer, Cyclical		—	2,839	—	2,839
Consumer, Non-cyclical		—	899	—	899
Utilities		—	38	—	38
Repurchase Agreements		—	29,669	—	29,669
	Total investments in securities $	90,039	$1,076,844	$7,024	$1,173,907
Assets
Equity Contracts**
Futures		$451	$—	$—	$451

LargeCap Blend Fund II
Common Stocks*		$1,032,883	$—	$—	$1,032,883
Repurchase Agreements		—	21,366	—	21,366
	Total investments in securities $	1,032,883	$21,366	$—	$1,054,249
Assets
Equity Contracts**
Futures		$533	$—	$—	$533

LargeCap Growth Fund
Common Stocks*		$2,326,743	$—	$—	$2,326,743
Repurchase Agreements		—	81,010	—	81,010
	Total investments in securities $	2,326,743	$81,010	$—	$2,407,753

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2012 (unaudited)

4. Fair Valuation (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

LargeCap Growth Fund I
Common Stocks
Basic Materials		$81,981	$—	$—	$81,981
Communications		495,786	—	12,292	508,078
Consumer, Cyclical		426,493	—	—	426,493
Consumer, Non-cyclical		882,199	—	—	882,199
Energy		368,819	—	—	368,819
Financial		123,441	—	—	123,441
Industrial		576,547	—	—	576,547
Technology		957,336	—	—	957,336
Utilities		559	—	—	559
Repurchase Agreements		—	85,990	—	85,990
	Total investments in securities $	3,913,161	$85,990	$12,292	$4,011,443
Liabilities
Equity Contracts**
Futures		$(276)	$—	$—	$(276)

LargeCap Growth Fund II
Common Stocks*		$1,195,829	$—	$—	$1,195,829
Repurchase Agreements		—	26,944	—	26,944
	Total investments in securities $	1,195,829	$26,944	$—	$1,222,773
Assets
Equity Contracts**
Futures		$749	$—	$—	$749

LargeCap S&P 500 Index Fund
Common Stocks*		$2,580,023	$—	$—	$2,580,023
Repurchase Agreements		—	102,912	—	102,912
	Total investments in securities $	2,580,023	$102,912	$—	$2,682,935
Assets
Equity Contracts**
Futures		$1,334	$—	$—	$1,334

LargeCap Value Fund
Common Stocks*		$1,635,311	$—	$—	$1,635,311
Repurchase Agreements		—	3,243	—	3,243
	Total investments in securities $	1,635,311	$3,243	$—	$1,638,554

LargeCap Value Fund I
Common Stocks*		$2,020,027	$—	$—	$2,020,027
Repurchase Agreements		—	80,362	—	80,362
	Total investments in securities $	2,020,027	$80,362	$—	$2,100,389
Assets
Equity Contracts**
Futures		$698	$—	$—	$698

LargeCap Value Fund III
Common Stocks*		$1,114,536	$—	$—	$1,114,536
Repurchase Agreements		—	31,062	—	31,062
	Total investments in securities $	1,114,536	$31,062	$—	$1,145,598
Assets
Equity Contracts**
Futures		$419	$—	$—	$419

MidCap Blend Fund
Common Stocks*		$2,649,450	$—	$—	$2,649,450
Repurchase Agreements		—	29,307	—	29,307
	Total investments in securities $	2,649,450	$29,307	$—	$2,678,757

MidCap Growth Fund
Common Stocks*		$106,394	$—	$—	$106,394
Repurchase Agreements		—	1,614	—	1,614
	Total investments in securities $	106,394	$1,614	$—	$108,008

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2012 (unaudited)

4. Fair Valuation (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

MidCap Growth Fund III
Common Stocks*		$1,512,933	$—	$—	$1,512,933
Repurchase Agreements		—	57,168	—	57,168
	Total investments in securities $	1,512,933	$57,168	$—	$1,570,101
Assets
Equity Contracts**
Futures		$765	$—	$—	$765

MidCap S&P 400 Index Fund
Common Stocks*		$524,814	$—	$—	$524,814
Repurchase Agreements		—	12,941	—	12,941
	Total investments in securities $	524,814	$12,941	$—	$537,755
Assets
Equity Contracts**
Futures		$61	$—	$—	$61

MidCap Value Fund I
Common Stocks*		$1,554,840	$—	$—	$1,554,840
Repurchase Agreements		—	52,160	—	52,160
	Total investments in securities $	1,554,840	$52,160	$—	$1,607,000
Assets
Equity Contracts**
Futures		$502	$—	$—	$502

MidCap Value Fund III
Common Stocks*		$89,791	$—	$—	$89,791
Repurchase Agreements		—	3,655	—	3,655
	Total investments in securities $	89,791	$3,655	$—	$93,446
Assets
Equity Contracts**
Futures		$36	$—	$—	$36

Money Market Fund
Bonds		$—	$171,257	$—	$171,257
Certificate of Deposit		—	5,800	—	5,800
Commercial Paper		—	728,684	—	728,684
Investment Companies		53,100	—	—	53,100
Municipal Bonds		—	90,377	—	90,377
Repurchase Agreements		—	110,470	—	110,470
	Total investments in securities $	53,100	$1,106,588	$—	$1,159,688

Overseas Fund
Common Stocks
Basic Materials		$—	$125,075	$699	$125,774
Communications		—	82,218	—	82,218
Consumer, Cyclical		18,500	160,629	—	179,129
Consumer, Non-cyclical		28,523	193,428	—	221,951
Diversified		—	1,442	—	1,442
Energy		—	120,349	—	120,349
Financial		—	299,612	—	299,612
Industrial		15,507	245,369	—	260,876
Technology		—	57,622	—	57,622
Utilities		—	60,559	—	60,559
Preferred Stocks
Communications		—	92	—	92
Consumer, Cyclical		—	761	—	761
Utilities		—	73	—	73
Repurchase Agreements		$—	$33,949	$—	$33,949
	Total investments in securities $	62,530	$1,381,178	$699	$1,444,407
Assets
Equity Contracts**
Futures		$299	$—	$—	$299
Liabilities
Equity Contracts**
Futures		$(404)	$—	$—	$(404)
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$(24)	$—	$(24)

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2012 (unaudited)

4. Fair Valuation (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Principal Capital Appreciation Fund
Common Stocks*		$1,729,785	$—	$—	$1,729,785
Repurchase Agreements		—	31,836	—	31,836
	Total investments in securities $	1,729,785	$31,836	$—	$1,761,621

Principal LifeTime 2010 Fund
Investment Companies		$1,728,959	$—	$—	$1,728,959
	Total investments in securities $	1,728,959	$—	$—	$1,728,959

Principal LifeTime 2015 Fund
Investment Companies		$732,942	$—	$—	$732,942
	Total investments in securities $	732,942	$—	$—	$732,942

Principal LifeTime 2020 Fund
Investment Companies		$5,480,372	$—	$—	$5,480,372
	Total investments in securities $	5,480,372	$—	$—	$5,480,372

Principal LifeTime 2025 Fund
Investment Companies		$903,279	$—	$—	$903,279
	Total investments in securities $	903,279	$—	$—	$903,279

Principal LifeTime 2030 Fund
Investment Companies		$5,068,540	$—	$—	$5,068,540
	Total investments in securities $	5,068,540	$—	$—	$5,068,540

Principal LifeTime 2035 Fund
Investment Companies		$593,252	$—	$—	$593,252
	Total investments in securities $	593,252	$—	$—	$593,252

Principal LifeTime 2040 Fund
Investment Companies		$3,076,611	$—	$—	$3,076,611
	Total investments in securities $	3,076,611	$—	$—	$3,076,611

Principal LifeTime 2045 Fund
Investment Companies		$301,405	$—	$—	$301,405
	Total investments in securities $	301,405	$—	$—	$301,405

Principal LifeTime 2050 Fund
Investment Companies		$1,318,645	$—	$—	$1,318,645
	Total investments in securities $	1,318,645	$—	$—	$1,318,645

Principal LifeTime 2055 Fund
Investment Companies		$51,214	$—	$—	$51,214
	Total investments in securities $	51,214	$—	$—	$51,214

Principal LifeTime Strategic Income Fund
Investment Companies		$741,367	$—	$—	$741,367
	Total investments in securities $	741,367	$—	$—	$741,367

Real Estate Securities Fund
Common Stocks*		$1,583,777	$—	$—	$1,583,777
Convertible Preferred Stocks
Financial		—	24,709	—	24,709
Repurchase Agreements		—	8,757	—	8,757
	Total investments in securities $	1,583,777	$33,466	$—	$1,617,243

SAM Balanced Portfolio
Investment Companies		$3,510,227	$—	$—	$3,510,227
	Total investments in securities $	3,510,227	$—	$—	$3,510,227

SAM Conservative Balanced Portfolio
Investment Companies		$1,038,321	$—	$—	$1,038,321
	Total investments in securities $	1,038,321	$—	$—	$1,038,321

SAM Conservative Growth Portfolio
Investment Companies		$2,391,256	$—	$—	$2,391,256
	Total investments in securities $	2,391,256	$—	$—	$2,391,256

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2012 (unaudited)

4. Fair Valuation (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

SAM Flexible Income Portfolio
Investment Companies		$1,282,671	$—	$—	$1,282,671
	Total investments in securities $	1,282,671	$—	$—	$1,282,671

SAM Strategic Growth Portfolio
Investment Companies		$1,518,136	$—	$—	$1,518,136
	Total investments in securities $	1,518,136	$—	$—	$1,518,136

Short-Term Income Fund
Bonds		$—	$1,229,482	$—	$1,229,482
Municipal Bonds		—	6,355	—	6,355
Repurchase Agreements		—	33,234	—	33,234
U.S. Government & Government Agency Obligations		—	4,327	—	4,327
	Total investments in securities $	—	$1,273,398	$—	$1,273,398
Liabilities
Interest Rate Contracts**
Futures		$(352)	$—	$—	$(352)

SmallCap Blend Fund
Common Stocks*		$378,509	$—	$—	$378,509
Repurchase Agreements		—	8,203	—	8,203
	Total investments in securities $	378,509	$8,203	$—	$386,712
Assets
Equity Contracts**
Futures		$1	$—	$—	$1

SmallCap Growth Fund I
Common Stocks*		$1,333,142	$—	$—	$1,333,142
Repurchase Agreements		—	67,322	—	67,322
	Total investments in securities $	1,333,142	$67,322	$—	$1,400,464
Assets
Equity Contracts**
Futures		$810	$—	$—	$810

SmallCap Growth Fund II
Common Stocks*		$184,990	$—	$—	$184,990
Repurchase Agreements		—	9,852	—	9,852
	Total investments in securities $	184,990	$9,852	$—	$194,842
Liabilities
Equity Contracts**
Futures		$(53)	$—	$—	$(53)

SmallCap S&P 600 Index Fund
Common Stocks*		$513,767	$—	$—	$513,767
Repurchase Agreements		—	12,377	—	12,377
	Total investments in securities $	513,767	$12,377	$—	$526,144
Assets
Equity Contracts**
Futures		$57	$—	$—	$57

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2012 (unaudited)

4. Fair Valuation (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

SmallCap Value Fund II
Common Stocks
Basic Materials		$43,417	$—	$—	$43,417
Communications		43,718	—	—	43,718
Consumer, Cyclical		147,397	—	—	147,397
Consumer, Non-cyclical		160,525	—	8	160,533
Diversified		528	—	—	528
Energy		51,831	—	—	51,831
Financial		305,314	—	—	305,314
Government		1,136	—	—	1,136
Industrial		153,451	—	12	153,463
Technology		71,901	—	—	71,901
Utilities		29,156	—	—	29,156
Convertible Preferred Stocks
Industrial		—	—	27	27
Repurchase Agreements		—	40,465	—	40,465
	Total investments in securities $	1,008,374	$40,465	$47	$1,048,886
Assets
Equity Contracts**
Futures		$760	$—	$—	$760

*For additional detail regarding sector classifications, please see the Schedule of Investments.

**Futures, foreign currency contracts, inflation floors, options, swaps and swaptions are valued at the unrealized appreciation/(depreciation) of the instrument.

The changes in investments measured at fair value for which the Funds’ have used level 3 inputs to determine fair value are as follows (amounts shown in thousands):

			Accrued
			Discounts/
			Premiums										Net Change in Unrealized
	Value	Realized	and Change			Proceeds		Transfers		Transfers		Value	Appreciation/(Depreciation)
	October	Gain/	in Unrealized			from		into Level		Out of		April 30,	on Investments Held at
Fund	31, 2011	(Loss)	Gain/(Loss)	Purchases		Sales		3	*	Level 3**		2012	April 30, 2012
Bond & Mortgage Securities Fund
Bonds	$20,849	$(2,756)	$3,176	$5,673		$(10,262	)$	526		$(844	)$	16,362	$318
Common Stocks
Technology	17	—	(7)	—		—		—		—		10	(7)
Senior Floating	—	—	—	7,002		—		—		—		7,002	—
Rate Interests
Total $	20,866	$(2,756)	$3,169	$12,675		$(10,262	)$	526		$(844	)$	23,374	$311

Core Plus Bond Fund I
Bonds	$57,730	$(136)	$2,134	$23,659		$(5,156	)$	—		$(18,491	)$	59,740	$1,981
Credit Default	14	—	236	—		—		585		—		835	664
Swaps
Forward Volatility	(532)	—	—	—		—		532		—		—	—
Agreements
Interest Rate	(245)	—	—	—		—		245		—		—	—
Swaps
Purchased	305	254	(222)	—		(337)		—		—		—	—
Swaptions
Total $	57,272	$118	$2,148	$23,659		$(5,493	)$	1,362		$(18,491	)$	60,575	$2,645

Diversified International Fund
Common Stocks
Basic Materials $	402	$—	$—	$—	$	— $		—		$(402	)$	—	$—
Consumer, Non-	—	47	5	—		(47)		—		—		5	5
cyclical
Financial	—	(606)	1,037	8,391		(2,286)		5,197		—		11,733	1,037
Total $	402	$(559)	$1,042	$8,391		$(2,333	)$	5,197		$(402	)$	11,738	$1,042

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2012 (unaudited)

4. Fair Valuation (Continued)
				Accrued
				Discounts/
				Premiums										Net Change in Unrealized
	Value	Realized	and Change				Proceeds		Transfers		Transfers		Value	Appreciation/(Depreciation)
	October	Gain/	in Unrealized				from	into Level			Out of		April 30,	on Investments Held at
Fund	31, 2011	(Loss)	Gain/(Loss)			Purchases	Sales		3	*	Level 3**		2012	April 30, 2012

Global Diversified Income Fund
Bonds	$16,551	$(6	)$	672		$650	$(438	)$	8,601		$(1,500)		$24,530	$616
Common Stocks
Communications	175	—		(50)		—	—		—		—		125	(50)
Consumer,	—	—		(124)		124	—		—		—		—	(124)
Cyclical
Financial	283	—		(27)		—	(256)		—		—		—	—
Preferred Stocks
Consumer, Non-	—	—		1		—	—		—		—		1	1
cyclical
Financial	3,112	—		5		—	—		—		—		3,117	5
Senior Floating	—	—		—		14,430	—		—		—		14,430	—
Rate Interests
Total $	20,121	$(6	)$	477		$15,204	$(694	)$	8,601		$(1,500	)$	42,203	$448

Global Real Estate Securities Fund
Common Stocks
Financial	$380	$—		$(71)		$—	$(309	)$	—		$—		$—	$—
Total $	380	$—		$(71)		$—	$(309	)$	—		$—		$—	$—

Government & High Quality Bond Fund
Bonds	$12,503	$—		$44		$4,000	$—		$—		$(3,580	)$	12,967	$46
Total $	12,503	$—		$44		$4,000	$—		$—		$(3,580	)$	12,967	$46

High Yield Fund
Bonds	$39,909	$5,553		$1,697		$—	$(12,417	)$	8,520		$—		$43,262	$1,178
Common Stocks
Consumer,	—	—		—		—	—		—		—		—	—
Consumer, Non-	1	—		(1)		—	—		—		—		—	(1)
cyclical
Energy	922	—		—		—	—		—		—		922	—
Technology	202	—		(80)		—	—		—		—		122	(80)
Convertible Bonds	10,816	—		(6,692)		—	—		—		—		4,124	(6,749)
Senior Floating	—	—		—		114,599	—		—		—		114,599	—
Rate Interests
Total $	51,850	$5,553		$(5,076)		$114,599	$(12,417	)$	8,520		$—		$163,029	$(5,652)

High Yield Fund I
Bonds	$6,990	$199		$(471)		$645	$(5,761	)$	3,252		$—		$4,854	$(402)
Common Stocks
Consumer,	116	—		83		21	(13)		—		—		207	83
Cyclical
Financial	—	—		132		—	—		—		—		132	132
Industrial	211	—		(23)		—	—		—		—		188	(23)

Preferred Stocks
Industrial	205	—		14		—	—		—		—		219	1
Total $	7,522	$199		$(265)		$666	$(5,774	)$	3,252		$—		$5,600	$(209)

Income Fund
Bonds	$10,027	$—		$412		$—	$(610	)$	818		$—		$10,647	$412
Common Stocks
Energy	997	—		—		—	—		—		—		997	—
Senior Floating	—	—		—		6,750	—		—		—		6,750	—
Rate Interests
Total $	11,024	$—		$412		$6,750	$(610	)$	818		$—		$18,394	$412

Inflation Protection Fund
Bonds	$5,940	$(158	) $	193		$—	$(96	) $	954		$(4,577	)$	2,256	$185
Total $	5,940	$(158	) $	193		$—	$(96	) $	954		$(4,577	)$	2,256	$185

International Emerging Markets Fund
Common Stocks
Consumer, Non- $	—	$—		$39		$267	$—		$—		$—		$306	$39
cyclical
Financial	—	3,162		(1,018)		12,048	(6,254)		17,424		—		25,362	(1,018)
Total $	—	$3,162		$(979	) $	12,315	$(6,254)		$17,424		$—		$25,668	$(979)

				NOTES TO FINANCIAL STATEMENTS
				PRINCIPAL FUNDS, INC.
				April 30, 2012 (unaudited)

4. Fair Valuation (Continued)
			Accrued
			Discounts/
			Premiums								Net Change in Unrealized
	Value	Realized	and Change		Proceeds	Transfers			Transfers	Value	Appreciation/(Depreciation)
	October	Gain/	in Unrealized		from	into Level			Out of	April 30,	on Investments Held at
Fund	31, 2011	(Loss)	Gain/(Loss)	Purchases	Sales		3	*	Level 3**	2012	April 30, 2012

International Fund I
Common Stocks
Communications $	10	$—	$(1,887)	$8,901	$—		$—		$—	$7,024	$(1,887)
Total $	10	$—	$(1,887)	$8,901	$—		$—		$—	$7,024	$(1,887)

LargeCap Growth Fund I
Common Stocks
Communications $	9,809	$—	$1,584	$899	$—		$—		$—	$12,292	$1,584
Total $	9,809	$—	$1,584	$899	$—		$—		$—	$12,292	$1,584

Overseas Fund
Common Stocks
Basic Materials $	—	$—	$(196)	$895	$—		$—		$—	$699	$(196)
Financial	17	—	(4)	—	(13)		—		—	—	—
Total $	17	$—	$(200)	$895	$(13)		$—		$—	$699	$—

SmallCap Growth Fund I
Common Stocks
Energy	$5	$5	$(5)	$—	$(5	) $	—		$—	$—	$—
Total $	5	$5	$(5)	$—	$(5	) $	—		$—	$—	$—

SmallCap Growth Fund II
Common Stocks
Energy	$1	$1	$(1)	$—	$(1	)$	—		$—	$—	$—
Total $	1	$1	$(1)	$—	$(1	)$	—		$—	$—	$—

SmallCap S&P 600 Index Fund
Common Stocks
Financial	$1	$—	$(1)	$—	$—		$—		$—	$—	$—
Total $	1	$—	$(1)	$—	$—		$—		$—	$—	$—

SmallCap Value Fund II
Common Stocks
Consumer,	$1	$—	$(1)	$—	$—		$—		$—	$—	$(1)
Consumer, Non-	—	7	(6)	—	(12)		19		—	8	(6)
cyclical
Financial	506	(33)	—	33	—		—		(506)	—	—
Industrial	7	—	5	—	—		—		—	12	5
Convertible
Industrial	—	—	—	27	—		—		—	27	—
Total $	514	$(26)	$(2)	$60	$(12)		$19		$(506)	$47	$(2)

*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted
2. Securities that have certain restrictions on trading
3. Instances where a security is illiquid
4. Instances in which a security is not priced by a pricing services.
**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading resumes
2. Securities where trading restrictions have expired
3. Instances where a security is no longer illiquid
4. Instances in which a price becomes available from a pricing service.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2012 (unaudited)

5. Management Agreement and Transactions with Affiliates

Management Services. The Funds have agreed to pay investment advisory and management fees to Principal Management Corporation (wholly owned by Principal Financial Services, Inc.). A portion of the management fee is paid by Principal Management Corporation to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. The annual rate paid by each of the Principal LifeTime Funds is .03% of each of the Principal LifeTime Funds’ average net assets. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is .55% of aggregate net assets up to $500 million, .50% of the next $500 million of aggregate net assets, .45% of the next $1 billion of aggregate net assets, .40% of the next $1 billion of aggregate net assets, .35% of the next $1 billion of aggregate net assets, .30% of the next $1 billion of aggregate net assets and .25% of aggregate net assets over $5 billion. The annual rates used in this calculation for each of the other Funds are as follows:

		Net Assets of Funds					Net Assets of Funds
		(in millions)					(in millions)
				Over					Over
	First	Next	Next	$1.5		First	Next	Next	$1.5
	$500	$500	$500	billion		$500	$500	$500	billion
Global Real Estate Securities Fund	.90%	.88%	.86%	.85%	Overseas Fund	1.10%	1.08%	1.06%	1.05%
Inflation Protection Fund	.40	.38	.36	.35	SmallCap Blend Fund	.75	.73	.71	.70
LargeCap Blend Fund II	.75	.73	.71	.70	SmallCap Growth Fund I	1.10	1.08	1.06	1.05
MidCap Growth Fund	.65	.63	.61	.60	SmallCap Growth Fund II	1.00	.98	.96	.95
MidCap Growth Fund III	1.00	.96	.94	.92	SmallCap Value Fund II	1.00	.98	.96	.95
MidCap Value Fund III	.65	.63	.61	.60

		Net Assets of Funds (in millions)
	First	Next	Next	Next	Next $1	Over $3
	$500	$500	$500	$500	billion	billion
Bond & Mortgage Securities Fund	.55%	.53%	.51%	.50%	.48%	.45%
Diversified International Fund	.90	.88	.86	.85	.83	.80
Global Diversified Income Fund	.80	.78	.76	.75	.73	.70
High Yield Fund I	.65	.63	.61	.60	.59	.58
International Emerging Markets Fund	1.20	1.18	1.16	1.15	1.14	1.13
International Fund I	.97	.95	.93	.92	.91	.90
LargeCap Growth Fund I	.66	.64	.62	.61	.60	.59
LargeCap Growth Fund II	.89	.87	.85	.84	.83	.82
LargeCap Value Fund	.45	.43	.41	.40	.39	.38
LargeCap Value Fund I	.80	.78	.76	.75	.74	.73
LargeCap Value Fund III	.80	.78	.76	.75	.73	.70
MidCap Blend Fund	.65	.63	.61	.60	.59	.58
MidCap Value Fund I	1.00	.98	.96	.95	.94	.93
Money Market Fund	.40	.39	.38	.37	.36	.35
Real Estate Securities Fund	.85	.83	.81	.80	.79	.78

	Net Assets of Fund (in millions)
	First	Over
	$250	$250
High Yield Fund	.625%	.50%

	Net Assets of Fund (in millions)				Net Assets of Fund (in millions)
	First	Next	Over		First	Next	Over
	$200	$300	$500		$500	$500	$1 billion
Short-Term Income Fund	.50%	.45%	.40%	Principal Capital Appreciation Fund	.625%	.50%	.375%

		Net Assets of Funds				Net Assets of Fund (in millions)
		First $2	Over $2			First	Next	Over
		billion	billion			$250	$250	$500
Government & High Quality Bond Fund		.50%	.45%	Equity Income Fund		.60%	.55%	.50%
Income Fund		.50	.45

		Net Assets of Fund (in millions)
	First	Next	Next	Next	Over
	$500	$500	$1 billion	$1 billion	$3 billion
LargeCap Growth Fund	.68%	.65%	.62%	.58%	.55%

			NOTES TO FINANCIAL STATEMENTS
			PRINCIPAL FUNDS, INC.
			April 30, 2012 (unaudited)
5. Management Agreement and Transactions with Affiliates (Continued)

		All Net Assets
LargeCap S&P 500 Index Fund			.15%
MidCap S&P 400 Index Fund			.15
SmallCap S&P 600 Index Fund			.15

			Net Assets of Fund (in millions)
	First	Next	Next	Next	Next	Over
	$500	$500	$500	$500	$500	$2.5 billion
Core Plus Bond Fund I	.60%	.58%	.56%	.55%	.53%	.50%

In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .20%, .07%, .03%, and .01% for R-1, R-2, R-3, R-4, and R-5, respectively. Class A, Class B, Class C, Class J, Class P, and Institutional shares of the Funds reimburse Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services.

The Manager has contractually agreed to limit the expenses (excluding interest the Funds incur in connection with investments they make) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

			Period from November 1, 2011 through April 30, 2012
	Class A		Class B	Class C	Class J	Institutional		Expiration
Bond & Mortgage Securities Fund	.94%		1.60%	1.75%	N/A	N/A		February 28, 2013
Diversified International Fund	N/A		2.47	2.08	N/A	N/A		February 28, 2013
Equity Income Fund	N/A		1.97	N/A	N/A	N/A		February 28, 2013
Global Diversified Income Fund	1.25		N/A	2.00	N/A	.90%		February 28, 2013
Global Real Estate Securities Fund	1.45		N/A	2.20	N/A	.95		February 28, 2013
Government & High Quality Bond Fund	.88		1.65	1.63	1.00%	N/A		February 28, 2013
High Yield Fund	N/A		1.92	N/A	N/A	N/A		February 28, 2013
Income Fund	N/A		1.90	N/A	1.10	N/A		February 28, 2013
Inflation Protection Fund	.90		N/A	1.65	1.15	N/A		February 28, 2013
International Emerging Markets Fund	N/A		2.78	2.80	N/A	N/A		February 28, 2013
LargeCap Growth	N/A		2.25	N/A	N/A	N/A		February 28, 2013
LargeCap S&P 500 Index Fund	.70		N/A	1.30	N/A	N/A		February 28, 2013
LargeCap Value Fund	N/A		2.00	1.70	N/A	N/A		February 28, 2013
MidCap Blend Fund	1.23	*	2.09	1.95	N/A	N/A		February 28, 2013
MidCap Value Fund I	N/A		N/A	N/A	1.73*	N/A		February 29, 2012
MidCap Value Fund III	N/A		N/A	N/A	N/A	.69	**	February 28, 2013
Money Market Fund	N/A		1.55	1.79	N/A	N/A		February 28, 2013
Overseas Fund	N/A		N/A	N/A	N/A	1.10		February 28, 2013
Principal Capital Appreciation	N/A		1.99	1.82	N/A	N/A		February 28, 2013
Principal LifeTime 2010 Fund	.41		N/A	N/A	N/A	N/A		February 28, 2013
Principal LifeTime 2015 Fund	N/A		N/A	N/A	N/A	.08		February 28, 2013
Principal LifeTime 2020 Fund	.41		1.16	N/A	N/A	N/A		February 28, 2013
Principal LifeTime 2025 Fund	N/A		N/A	N/A	N/A	.08		February 28, 2013
Principal LifeTime 2030 Fund	.41		1.16	N/A	N/A	N/A		February 28, 2013
Principal LifeTime 2035 Fund	N/A		N/A	N/A	N/A	.08		February 28, 2013
Principal LifeTime 2040 Fund	.41		1.16	N/A	N/A	N/A		February 28, 2013
Principal LifeTime 2045 Fund	N/A		N/A	N/A	N/A	.08		February 28, 2013
Principal LifeTime 2050 Fund	.41		1.16	N/A	N/A	N/A		February 28, 2013
Principal LifeTime 2055 Fund	N/A		N/A	N/A	N/A	.08		February 28, 2013
Principal LifeTime Strategic Income Fund	.41		1.16	N/A	N/A	N/A		February 28, 2013
Real Estate Securities Fund	1.45		2.20	2.20	N/A	N/A		February 28, 2013
SAM Balanced Portfolio	N/A		1.70	N/A	N/A	N/A		February 28, 2013
SAM Conservative Balanced Portfolio	N/A		1.69	N/A	N/A	N/A		February 28, 2013
SAM Conservative Growth Portfolio	N/A		1.71	N/A	N/A	N/A		February 28, 2013

			NOTES TO FINANCIAL STATEMENTS
			PRINCIPAL FUNDS, INC.
			April 30, 2012 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

			Period from November 1, 2011 through April 30, 2012
	Class A		Class B		Class C	Class J	Institutional		Expiration
SAM Flexible Income Portfolio	N/A		1.69%		N/A	N/A	N/A		February 28, 2013
SAM Strategic Growth Portfolio	N/A		1.75		N/A	N/A	N/A		February 28, 2013
Short-Term Income Fund	.95	*	N/A		1.67%	1.07%	N/A		February 28, 2013
SmallCap Blend Fund	1.35	^	2.29	^	2.08^	N/A	.80	**	February 28, 2014
SmallCap Growth Fund II	N/A		N/A		N/A	1.58	N/A		February 28, 2013
SmallCap Value Fund II	N/A		N/A		N/A	1.926	N/A		February 28, 2013

*	Expired February 29, 2012.
**	Period from December 21, 2011 through April 30, 2012.
^	Prior to December 21, 2011 the expense limit was 1.63%, 2.38% and 2.20% for Class A, Class B and Class C shares, respectively.

		Period from November 1, 2011 through April 30, 2012
	R-1	R-2	R-3	R-4	R-5	Expiration
Government & High Quality Bond Fund	1.29%	1.16%	.98%	.79%	.67%	February 28, 2013
Principal LifeTime 2055 Fund	.96	.83	.65	.46	.34	February 28, 2013
Short-Term Income	1.30	1.18	.99	.79	.68	February 28, 2013

In addition, the Manager has contractually agreed to limit certain of the Funds’ management and investment advisory fees through the period ended February 28, 2013. The expense limit will reduce the Fund’s management and investment advisory fees by the following amounts:

International Fund I	.026%	MidCap Value Fund I	.020%
LargeCap Blend Fund II	.018	MidCap Value Fund III	.014
LargeCap Growth Fund I	.016	Overseas Fund	.030
LargeCap Growth Fund II	.014	SmallCap Growth Fund I	.022
LargeCap Value Fund I	.014	SmallCap Growth Fund II	.020
LargeCap Value Fund III	.012	SmallCap Value Fund II	.024
MidCap Growth Fund III	.022

The Manager has also voluntarily agreed to limit Money Market Fund’s expenses to the extent necessary to maintain a 0% yield. The voluntary expense limit may be terminated at any time.

In addition, the Manager has contractually agreed to limit Class P expenses other than management and investment advisory fees and distribution fees and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2013. The expense limit will maintain these expenses (expressed as a percent of average net assets on an annualized basis) not to exceed .20% for each of Diversified International Fund, Equity Income Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, High Yield Fund, Income Fund, International Emerging Markets Fund, LargeCap Growth Fund, MidCap Blend Fund, Principal Capital Appreciation Fund, Real Estate Securities Fund and Short Term Income Fund, respectively.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2012 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

In addition, the Manager has voluntarily agreed to limit the expenses (excluding interest the Funds incur in connection with investments they make and acquired fund fees and expenses) attributable to Institutional class of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The expense limit may be terminated at anytime. The operating expense limits are as follows:

	Expense Limit		Expense Limit
Diversified International Fund	.93%	SAM Conservative Balanced Portfolio	.40%
High Yield Fund	.56	SAM Conservative Growth Portfolio	.40
International Emerging Markets Fund	1.34	SAM Flexible Income Portfolio	.40
International Fund I	.984	SAM Strategic Growth Portfolio	.40
LargeCap S&P 500 Index Fund	.20	Short-Term Income Fund	.54
MidCap Blend Fund	.70	SmallCap Blend Fund	.80
MidCap Growth Fund	.70	SmallCap Growth Fund I	1.128
MidCap S&P 400 Index Fund	.20	SmallCap S&P 600 Index Fund	.20
SAM Balanced Portfolio	.40	SmallCap Value Fund II	1.026

The Manager has contractually agreed to pay a portion of the expenses directly attributable to Institutional Class shares of Bond & Mortgage Securities Fund through the period ending February 28, 2013.

In addition, the Manager has voluntarily agreed to limit expenses attributable to Institutional Class shares of Money Market Fund. The expense limit will maintain a total level of operating expenses (expressed as a percent of net assets on an annualized basis) not to exceed .43%. The expense limit may be terminated at any time.

Distribution Fees. The Class A, Class B, Class C, Class J, R-1, R-2, R-3, and R-4 shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc., the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, 1.00%, .45%, .35%, .30%, .25%, and .10% for Class A, Class B, Class C, Class J, R-1, R-2, R-3, and R-4 classes of shares, respectively, except the following classes of shares:

LargeCap S&P 500 Index Fund	Class A	.15%
Money Market Fund	Class A	N/A
Money Market Fund	Class J	.25
Short-Term Income Fund	Class A	.15

Principal Funds Distributor, Inc. has contractually agreed to limit the distribution fees (expressed as a percent of average net assets on an annuailized basis) attributable to Class J shares (with the exception of Money Market Fund) through February 28, 2013. The limit will maintain the level of distribution fees not to exceed .25% for Class J shares. Prior to January 1, 2012, the limit was a voluntary limit of .30%.

Principal Funds Distributor, Inc. has voluntarily agreed to limit Money Market Fund’s distribution fees attributable to certain share classes of Money Market Fund. The limit will maintain the level of distribution fees not to exceed .75% for Class B and 0% for Class C shares, respectively. The expense limit may be terminated at any time.

Principal Funds Distributor, Inc. has voluntarily agreed to limit the distribution fees attributable to Class A shares of Government & High Quality Bond Fund. The limit will maintain the level of distribution fees not to exceed .15% for Class A shares. The limit may be terminated at any time.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2012 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

Sales Charges. Principal Funds Distributor, Inc. as the principal distributor, receives proceeds of any CDSC on certain Class A, Class B, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% (.25% for LargeCap S&P 500 Index Fund) of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were sold originally without a sales charge. The charge for Class B shares is based on declining rates which begin at 5.00% of the lesser of current market value or the cost of shares being redeemed within 24 months of purchase. After 24 months, the rate declines and is eliminated after 5 years. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. Principal Funds Distributor, Inc. also retain sales charges on sales of Class A shares based on declining rates which begin at 1.50% for LargeCap S&P 500 Index Fund, 2.25% for Government & High Quality Bond Fund, Income Fund and Short Term Income Fund, 3.75% for Bond & Mortgage Securities Fund, Global Diversified Income Fund, High Yield Fund, Inflation Protection Fund, Principal LifeTime Strategic Income Fund, and SAM Flexible Income Portfolio, and 5.50% for all other Funds (except Money Market Fund which does not carry a sales charge). The aggregate amounts of these charges retained by Principal Funds Distributor, Inc. for the period ended April 30, 2012, were as follows (in thousands):

	Class A	Class B	Class C	Class J
Bond & Mortgage Securities Fund	$58	$2	$2	$7
Diversified International Fund	88	3	1	9
Equity Income Fund	179	7	3	N/A
Global Diversified Income Fund	817	N/A	126	N/A
Global Real Estate Securities Fund	6	N/A	—	N/A
Government & High Quality Bond Fund	255	3	13	13
High Yield Fund	238	6	41	N/A
Income Fund	148	2	8	15
Inflation Protection Fund	20	N/A	—	2
International Emerging Markets Fund	89	2	1	13
LargeCap Blend Fund II	—	—	—	4
LargeCap Growth Fund	110	3	1	2
LargeCap Growth Fund I	—	—	—	7
LargeCap Growth Fund II	—	N/A	—	—
LargeCap S&P 500 Index Fund	41	N/A	2	13
LargeCap Value Fund	61	2	—	3
LargeCap Value Fund III	—	—	—	3
MidCap Blend Fund	364	5	8	12
MidCap Growth Fund	N/A	N/A	N/A	—
MidCap Growth Fund III	—	—	—	2
MidCap S&P 400 Index Fund	N/A	N/A	N/A	3
MidCap Value Fund I	—	—	—	1
MidCap Value Fund III	N/A	N/A	N/A	1
Money Market Fund	1	18	4	72
Principal Capital Appreciation Fund	119	4	2	N/A
Principal LifeTime 2010 Fund	20	N/A	N/A	12
Principal LifeTime 2020 Fund	95	2	N/A	69
Principal LifeTime 2030 Fund	151	4	N/A	74
Principal LifeTime 2040 Fund	124	2	N/A	44
Principal LifeTime 2050 Fund	65	—	N/A	13
Principal LifeTime Strategic Income Fund	13	1	N/A	8
Real Estate Securities Fund	67	2	6	7
SAM Balanced Portfolio	726	49	17	121
SAM Conservative Balanced Portfolio	302	12	7	52
SAM Conservative Growth Portfolio	507	41	15	42
SAM Flexible Income Portfolio	265	8	21	73
SAM Strategic Growth Portfolio	347	32	10	34

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2012 (unaudited)

5.	Management Agreement and Transactions with Affiliates (Continued)

	Class A	Class B	Class C	Class J
Short-Term Income Fund	$280	N/A	$15	$13
SmallCap Blend Fund	53	$1	—	3
SmallCap Growth Fund I	N/A	N/A	N/A	2
SmallCap Growth Fund II	—	—	—	—
SmallCap S&P 600 Index Fund	N/A	N/A	N/A	6
SmallCap Value Fund II	N/A	N/A	N/A	1

Class B shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), eight years after purchase.

Affiliated Ownership. At April 30, 2012, Principal Life Insurance Company (an affiliate of the Manager), the Manager, Principal Funds Distributor, Inc., Princor Financial Services Corporation, Collective Investment Trusts sponsored by Principal Trust Company, benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company, and other affiliated entities owned shares of the Funds as follows (amounts in thousands):

	Class A	Class P	Institutional	R-1	R-2	R-3	R -4	R-5
Bond & Mortgage Securities Fund	461	N/A	16,384	—	—	—	—	—
Core Plus Bond Fund I	N/A	N/A	155,426	—	—	—	—	—
Diversified International Fund	—	1	47,181	—	—	—	—	—
Equity Income Fund	—	—	53,726	—	—	—	—	—
Global Real Estate Securities Fund	—	—	76	N/A	N/A	N/A	N/A	N/A
Government & High Quality Bond Fund	132	—	2	—	—	—	—	—
High Yield Fund	—	—	38	N/A	N/A	N/A	N/A	N/A
High Yield Fund I	N/A	N/A	48,572	N/A	N/A	N/A	N/A	N/A
Income Fund	—	—	13,193	—	—	—	—	—
Inflation Protection Fund	—	N/A	26,485	—	—	—	—	—
International Emerging Markets Fund	—	—	3,896	—	—	—	—	—
International Fund I	N/A	N/A	51,529	—	—	—	—	—
LargeCap Blend Fund II	N/A	N/A	40,649	—	—	—	—	—
LargeCap Growth Fund	—	—	9,269	—	—	—	—	—
LargeCap Growth Fund I	N/A	N/A	133,256	—	—	—	—	—
LargeCap Growth Fund II	N/A	N/A	86,556	—	—	—	—	—
LargeCap Value Fund	—	N/A	7,775	—	—	—	—	—
LargeCap Value Fund I	N/A	N/A	17,417	—	—	—	—	—
LargeCap Value Fund III	N/A	N/A	54,959	—	—	—	—	—
MidCap Blend Fund	—	—	39	—	—	—	—	—
MidCap Growth Fund III	N/A	N/A	75,849	—	—	—	—	—
MidCap Value Fund I	N/A	N/A	63,946	—	—	—	—	—
Money Market Fund	11,094	N/A	3,040	N/A	N/A	N/A	N/A	N/A
Overseas Fund	N/A	N/A	39,894	1	1	1	1	1
Principal Capital Appreciation Fund	—	—	4,456	—	—	—	—	—
Principal LifeTime 2010 Fund	—	N/A	83,218	—	—	—	—	—
Principal LifeTime 2015 Fund	N/A	N/A	29,032	—	—	—	—	—
Principal LifeTime 2020 Fund	—	N/A	252,981	—	—	—	—	—
Principal LifeTime 2025 Fund	N/A	N/A	36,783	—	—	—	—	—
Principal LifeTime 2030 Fund	—	N/A	244,400	—	—	—	—	—
Principal LifeTime 2035 Fund	N/A	N/A	25,810	—	—	—	—	—
Principal LifeTime 2040 Fund	—	N/A	150,248	—	—	—	—	—
Principal LifeTime 2045 Fund	N/A	N/A	13,565	—	—	—	—	—
Principal LifeTime 2050 Fund	—	N/A	74,106	—	—	—	—	—
Principal LifeTime 2055 Fund	N/A	N/A	3,402	—	—	—	—	—
Principal LifeTime Strategic Income Fund	—	N/A	42,418	—	—	—	—	—
Real Estate Securities Fund	—	—	23,281	—	—	—	—	—
SAM Balanced Portfolio	—	N/A	21,149	—	—	—	—	—
SAM Conservative Balanced Portfolio	—	N/A	9,575	—	—	—	—	—
SAM Conservative Growth Portfolio	—	N/A	12,445	—	—	—	—	—
SAM Flexible Income Portfolio	—	N/A	5,296	—	—	—	—	—
SAM Strategic Growth Portfolio	—	N/A	5,501	—	—	—	—	—

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2012 (unaudited)

5.	Management Agreement and Transactions with Affiliates (Continued)

	Class A	Class P	Institutional	R -1	R -2	R -3	R -4	R -5
Short-Term Income Fund	275	—	9,715	—	—	—	—	—
SmallCap Blend Fund	—	N/A	2,673	—	—	—	—	—
SmallCap Growth Fund I	N/A	N/A	46,766	—	—	—	—	—
SmallCap Growth Fund II	N/A	N/A	14,724	—	—	—	—	—
SmallCap Value Fund II	N/A	N/A	47,110	—	—	—	—	—

Affiliated Brokerage Commissions. With respect to Global Diversified Income Fund, $23,000 of brokerage commission was paid to Spectrum Asset Management, Inc., a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial Group during the period ended April 30, 2012. Brokerage commissions were paid to affiliates of sub-advisors as follows (amounts in thousands):

Period Ended
April 30, 2012
MidCap Value Fund I	$38

6. Investment Transactions

For the period ended April 30, 2012, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows (amounts in thousands):

	Purchases	Sales		Purchases	Sales
Bond & Mortgage Securities Fund	$2,066,503	$2,101,691	MidCap Value Fund III	$21,971	$25,357
Core Plus Bond Fund I	3,558,250	3,251,617	Overseas Fund	227,631	164,672
Diversified International Fund	1,172,474	982,501	Principal Capital Appreciation Fund	50,800	67,106
Equity Income Fund	713,984	269,914	Principal LifeTime 2010 Fund	313,844	296,044
Global Diversified Income Fund	1,709,531	849,797	Principal LifeTime 2015 Fund	186,334	109,867
Global Real Estate Securities Fund	591,639	133,392	Principal LifeTime 2020 Fund	1,086,650	818,317
Government & High Quality Bond Fund	473,868	521,651	Principal LifeTime 2025 Fund	233,454	110,206
High Yield Fund	1,343,477	1,006,890	Principal LifeTime 2030 Fund	960,095	667,950
High Yield Fund I	511,913	1,109,553	Principal LifeTime 2035 Fund	112,593	26,301
Income Fund	323,249	105,305	Principal LifeTime 2040 Fund	348,038	141,072
Inflation Protection Fund	–	7,407	Principal LifeTime 2045 Fund	63,379	8,180
International Emerging Markets Fund	868,448	779,487	Principal LifeTime 2050 Fund	144,614	35,064
International Fund I	319,538	387,089	Principal LifeTime 2055 Fund	16,305	2,341
LargeCap Blend Fund II	231,646	259,202	Principal LifeTime Strategic Income Fund	173,128	133,595
LargeCap Growth Fund	718,788	936,504	Real Estate Securities Fund	338,303	661,353
LargeCap Growth Fund I	875,804	647,045	SAM Balanced Portfolio	154,028	81,336
LargeCap Growth Fund II	306,444	282,080	SAM Conservative Balanced Portfolio	88,043	13,725
LargeCap S&P 500 Index Fund	89,888	31,829	SAM Conservative Growth Portfolio	84,581	87,149
LargeCap Value Fund	885,033	882,544	SAM Flexible Income Portfolio	130,960	10,175
LargeCap Value Fund I	552,881	661,757	SAM Strategic Growth Portfolio	39,142	54,776
LargeCap Value Fund III	432,332	556,328	Short-Term Income Fund	362,982	248,649
MidCap Blend Fund	1,006,375	306,579	SmallCap Blend Fund	140,275	156,098
MidCap Growth Fund	91,797	118,217	SmallCap Growth Fund I	444,577	484,954
MidCap Growth Fund III	809,506	869,140	SmallCap Growth Fund II	82,755	93,487
MidCap S&P 400 Index Fund	69,042	42,023	SmallCap S&P 600 Index Fund	74,961	53,569
MidCap Value Fund I	569,514	569,033	SmallCap Value Fund II	202,808	255,718

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2012 (unaudited)

6. Investment Transactions (Continued)

For the period ended April 30, 2012, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Funds were as follows:

	Purchases	Sales
Bond & Mortgage Securities Fund	$433,447	$344,984
Core Plus Bond Fund I	2,557,332	2,418,935
Government & High Quality Bond Fund	130,734	98,214
Income Fund	35,061	17,385
Inflation Protection Fund	757,505	728,811
Short-Term Income Fund	1,658	1,612

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2012 (unaudited)

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for periods ended April 30, 2012 and October 31, 2011 were as follows:

				Long-Term
	Ordinary Income			Capital Gain			Return of Capital
	2012	2011		2012	2011	*	2012	2011
Bond & Mortgage Securities Fund	$36,205	$75,766	$	— $	— $		—	$1,891
Core Plus Bond Fund I	86,907	116,251		—	34,025		—	—
Diversified International Fund	40,930	23,568		—	—		—	—
Equity Income Fund	53,280	96,794		—	—		—	—
Global Diversified Income Fund	88,998	125,150		8,978	3,747		—	—
Global Real Estate Securities Fund	5,423	3,829		—	136		—	—
Government & High Quality Bond Fund	32,843	64,498		—	—		—	—
High Yield Fund	144,802	272,231		97,367	49,449		—	—
High Yield Fund I	125,867	95,493		16,606	16,886		—	—
Income Fund	41,636	77,381		—	—		—	136
Inflation Protection Fund	1,081	22,129		—	—		—	—
International Emerging Markets Fund	17,557	7,252		—	—		—	—
International Fund I	19,522	20,495		—	—		—	—
LargeCap Blend Fund II	11,558	7,668		—	—		—	—
LargeCap Growth Fund	5,364	—		—	—		—	—
LargeCap Growth Fund I	4,620	3,441		121,184	—		—	—
LargeCap Growth Fund II	5,898	9,200		90,110	5,623		—	—
LargeCap S&P 500 Index Fund	41,057	28,555		—	—		—	—
LargeCap Value Fund	20,946	15,354		—	—		—	—
LargeCap Value Fund I	33,260	29,245		—	—		—	—
LargeCap Value Fund III	19,865	22,435		—	—		—	—
MidCap Blend Fund	23,374	16,656		94,226	48,472		—	—
MidCap Growth Fund	3,178	—		11,427	—		—	—
MidCap S&P 400 Index Fund	4,991	2,540		16,696	3,490		—	—
MidCap Value Fund I	8,906	17,124		—	—		—	—
MidCap Value Fund III	805	1,076		—	—		—	—
Overseas Fund	59,399	35,191		29,546	67,199		—	—
Principal Capital Appreciation Fund	20,805	18,397		14,488	36,646		—	—
Principal LifeTime 2010 Fund	38,883	42,837		—	—		—	—
Principal LifeTime 2015 Fund	14,089	14,460		8,967	7,230		—	—
Principal LifeTime 2020 Fund	108,020	103,087		—	—		—	—
Principal LifeTime 2025 Fund	16,611	14,217		2,708	5,635		—	—
Principal LifeTime 2030 Fund	97,326	79,981		—	—		—	—
Principal LifeTime 2035 Fund	9,895	7,969		1,594	4,219		—	—
Principal LifeTime 2040 Fund	53,315	40,625		—	—		—	—
Principal LifeTime 2045 Fund	4,505	3,389		819	1,855		—	—
Principal LifeTime 2050 Fund	21,014	15,688		—	—		—	—
Principal LifeTime 2055 Fund	695	496		121	177		—	—
Principal LifeTime Strategic Income Fund	19,067	19,583		—	—		—	—
Real Estate Securities Fund	8,266	19,887		—	—		—	—
SAM Balanced Portfolio	41,089	66,299		—	—		—	—
SAM Conservative Balanced Portfolio	13,732	22,941		4,616	—		—	—
SAM Conservative Growth Portfolio	28,359	27,147		—	—		—	—
SAM Flexible Income Portfolio	19,662	34,487		1,585	—		—	—
SAM Strategic Growth Portfolio	8,586	9,939		—	—		—	—
Short-Term Income Fund	11,920	25,538		—	—		—	—
SmallCap Growth Fund I	—	—		67,456	—		—	—
SmallCap S&P 600 Index Fund	2,351	2,727		—	—		—	—
SmallCap Value Fund II	4,457	4,012		—	—		—	—

*The funds designate these distributions as long-term capital gain dividends per IRC code Sec. 852(b)(3)(C).

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2012 (unaudited)

7. Federal Tax Information (Continued)

Distributable Earnings. As of October 31, 2011, the components of distributable earnings on a federal tax basis were as follows (amounts in thousands):

	Undistributed	Undistributed
	Ordinary Income	Long-Term Capital Gains
Core Plus Bond Fund I	$62,266	$—
Diversified International Fund	32,882	—
Equity Income Fund	4,760	—
Global Diversified Income Fund	4,660	8,971
Global Real Estate Securities Fund	2,178	—
Government & High Quality Bond Fund	368	—
High Yield Fund	22,940	97,343
High Yield Fund I	103,390	16,601
Inflation Protection Fund	574	—
International Emerging Markets Fund	16,942	—
International Fund I	16,983	—
LargeCap Blend Fund II	8,673	—
LargeCap Growth Fund	2,651	—
LargeCap Growth Fund I	3,427	121,165
LargeCap Growth Fund II	3,940	90,106
LargeCap S&P 500 Index Fund	30,949	—
LargeCap Value Fund	15,097	—
LargeCap Value Fund I	23,137	—
LargeCap Value Fund III	14,310	—
MidCap Blend Fund	22,376	94,214
MidCap Growth Fund	3,177	11,427
MidCap S&P 400 Index Fund	3,882	16,696
MidCap Value Fund I	5,504	—
MidCap Value Fund III	485	—
Overseas Fund	54,406	29,538
Principal Capital Appreciation Fund	16,844	14,486
Principal LifeTime 2010 Fund	15,722	—
Principal LifeTime 2015 Fund	4,111	8,960
Principal LifeTime 2020 Fund	24,216	—
Principal LifeTime 2025 Fund	2,498	2,704
Principal LifeTime 2030 Fund	13,199	—
Principal LifeTime 2035 Fund	1,070	1,591
Principal LifeTime 2040 Fund	5,570	—
Principal LifeTime 2045 Fund	358	819
Principal LifeTime 2050 Fund	1,766	—
Principal LifeTime 2055 Fund	74	121
Principal LifeTime Strategic Income Fund	10,083	—
SAM Balanced Portfolio	2,674	—
SAM Conservative Balanced Portfolio	1,323	4,616
SAM Conservative Growth Portfolio	10,929	—
SAM Flexible Income Portfolio	227	1,578
SAM Strategic Growth Portfolio	7,193	—
SmallCap Growth Fund I	—	67,448
SmallCap S&P 600 Index Fund	1,490	—
SmallCap Value Fund II	2,573	—

Distributable earnings reflect certain limitations imposed by Sections 381-384 of the Internal Revenue Code.

As of October 31, 2011, Bond & Mortgage Securities Fund, Income Fund, MidCap Growth Fund III, Money Market Fund, Real Estate Securities Fund, Short-Term Income Fund, SmallCap Blend Fund, and SmallCap Growth Fund II had no distributable earnings on a federal income tax basis.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2012 (unaudited)

7. Federal Tax Information (Continued)

Capital Loss Carryforwards. Capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. At October 31, 2011, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):

				Net Capital Loss Carryforward Expiring In:
												Annual
	2012		2013	2014	2015	2016	2017	2018	2019	Total Limitations*
Bond & Mortgage Securities Fund	$	– $	–	$ – $	– $	34,251	$135,017	$ –	$20,017		$ 189,285 $	–
Core Plus Bond Fund I		–	–	–	–	–	–	–	34,480	34,480		–
Diversified International Fund		–	–	–	175,070	106,213	469,054	–	–	750,337		4,625
Equity Income Fund		–	–	–	–	249,259	407,289	–	6,689	663,237		–
Global Real Estate Securities Fund		–	–	–	–	296	1,303	118	664	2,381		200
Government & High Quality Bond Fund		–	2,488	9,483	3,147	55,498	2,385	–	–	73,001		17,781
Income Fund		892	–	1,047	2,036	–	18,489	8,587	13,419	44,470		–
Inflation Protection Fund		–	–	–	–	–	52,524	–	–	52,524		–
International Emerging Markets Fund		–	–	–	–	–	68,739	–	–	68,739		–
International Fund I		–	–	–	–	217,373	272,451	–	–	489,824		–
LargeCap Blend Fund II		–	–	–	–	–	93,004	–	–	93,004		–
LargeCap Growth Fund		–	–	–	–	–	308,347	–	–	308,347		–
LargeCap Growth Fund II		–	–	–	–	–	182,626	–	–	182,626		62,861
LargeCap S&P 500 Index Fund		–	–	–	50,150	152,579	18,331	–	–	221,060		86,533
LargeCap Value Fund		–	–	–	–	21,543	94,084	–	–	115,627		–
LargeCap Value Fund I		–	–	–	–	–	158,452	–	–	158,452		–
LargeCap Value Fund III		–	–	–	–	–	415,736	–	–	415,736		–
MidCap Growth Fund III		–	–	–	–	–	36,843	–	–	36,843		–
MidCap Value Fund I		–	–	–	–	–	130,754	–	–	130,754		–
MidCap Value Fund III		–	–	–	–	–	13,598	–	–	13,598		–
Money Market Fund		–	–	28	3,000	35,617	2,969	–	–	41,614		5,612
Principal Capital Appreciation Fund		–	–	–	36,417	9,104	–	–	–	45,521		9,104
Principal LifeTime 2010 Fund		–	–	–	–	–	67,434	105,649	–	173,083		–
Principal LifeTime 2015 Fund		–	–	–	–	7	–	–	–	7		10
Principal LifeTime 2020 Fund		–	–	–	–	–	44,039	185,113	–	229,152		–
Principal LifeTime 2030 Fund		–	–	–	–	–	14,825	156,923	–	171,748		–
Principal LifeTime 2035 Fund		–	–	–	–	7	–	–	–	7		9
Principal LifeTime 2040 Fund		–	–	–	–	–	–	70,916	–	70,916		–
Principal LifeTime 2050 Fund		–	–	–	–	–	–	25,894	–	25,894		–
Principal LifeTime Strategic Income Fund		–	–	–	–	–	25,038	32,135	–	57,173		–
Real Estate Securities Fund		–	–	–	–	–	248,512	–	–	248,512		–
SAM Balanced Portfolio		–	–	–	–	–	108,600	20,659	–	129,259		–
SAM Conservative Growth Portfolio		–	–	–	–	–	90,668	39,097	–	129,765		–
SAM Strategic Growth Portfolio		–	–	–	–	–	85,133	31,420	6,329	122,882		–
Short-Term Income Fund		–	–	41	3,788	21,544	15,902	390	–	41,665		5,314
SmallCap Blend Fund		–	–	–	–	–	42,773	–	–	42,773		–
SmallCap Growth Fund II		–	–	–	–	–	25,650	–	–	25,650		–
SmallCap S&P 600 Index Fund		–	–	–	–	–	7,658	26,639	–	34,297		–
SmallCap Value Fund II		–	–	–	–	46,999	62,682	–	–	109,681		–

*In accordance with Sections 381-384 of the Internal Revenue Code, a portion of certain Fund’s losses have been subjected to an annual limitation.

Capital losses generated during the fiscal year ending October 31, 2011 will not yet be subject to the provisions of the Regulated Investment Company Modernization Act of 2010. Effective for taxable years beginning after the enactment date of the Act, December 22, 2010, net capital losses will be carried forward with no expiration and with the character of the loss retained. Capital losses generated in future years must be fully utilized before the pre-enactment capital loss carryforwards listed in the table above.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2012 (unaudited)

7. Federal Tax Information (Continued)

As of October 31, 2011, the following funds had expired capital loss carryforwards or utilized capital loss carryforwards as follows (amounts in thousands):

	Expired	Utilized		Expired	Utilized
Diversified International Fund	$514,941	$99,301	Principal LifeTime 2010 Fund	$—	$9,127
Government & High Quality Bond Fund	—	20,310	Principal LifeTime 2015 Fund	—	10
Income Fund	1,212	—	Principal LifeTime 2020 Fund	—	21,292
Inflation Protection Fund	—	29,983	Principal LifeTime 2025 Fund	—	2
International Emerging Markets Fund	—	127,359	Principal LifeTime 2030 Fund	—	24,839
International Fund I	—	42,335	Principal LifeTime 2035 Fund	—	9
LargeCap Blend Fund II	—	29,830	Principal LifeTime 2040 Fund	—	15,327
LargeCap Growth Fund	—	180,130	Principal LifeTime 2050 Fund	—	7,420
			Principal LifeTime Strategic Income
LargeCap Growth Fund I	—	141,355	Fund	—	2,823
LargeCap Growth Fund II	—	62,861	Real Estate Securities Fund	—	130,770
LargeCap S&P 500 Index Fund	—	23,362	SAM Balanced Portfolio	—	20,819
LargeCap Value Fund	—	70,583	SAM Conservative Balanced Portfolio	—	5,537
LargeCap Value Fund I	—	164,839	SAM Conservative Growth Portfolio	—	32,876
LargeCap Value Fund III	—	158,755	SAM Flexible Income Portfolio	—	6,338
MidCap Growth Fund	—	2,485	Short-Term Income Fund	—	2,074
MidCap Growth Fund III	—	262,771	SmallCap Blend Fund	—	25,400
MidCap Value Fund I	—	181,486	SmallCap Growth Fund I	—	104,333
MidCap Value Fund III	—	9,944	SmallCap Growth Fund II	—	52,195
Money Market Fund	—	5	SmallCap S&P 600 Index Fund	—	19,498
Principal Capital Appreciation Fund	404,907	424	SmallCap Value Fund II	—	79,251

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2012 (unaudited)

7. Federal Tax Information (Continued)

Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended October 31, 2011, the Funds recorded reclassifications as follows (amounts in thousands):

	Accumulated
	Undistributed Net	Accumulated Net Realized
	Investment Income	Gain on Investments	Paid in Capital
Bond & Mortgage Securities Fund	$(7,120)	$9,011	$(1,891)
Core Plus Bond Fund I	36,129	(36,129)	–
Diversified International Fund	910	(223,549)	222,639
Equity Income Fund	(563)	563	–
Global Diversified Income Fund	1,504	(1,699)	195
Global Real Estate Securities Fund	1,043	(1,043)	–
Government & High Quality Bond Fund	5,913	(5,759)	(154)
High Yield Fund	5,994	(5,990)	(4)
High Yield Fund I	(512)	512	–
Income Fund	4,958	(3,610)	(1,348)
Inflation Protection Fund	(2,350)	2,350	–
International Emerging Markets Fund	(3,554)	3,554	–
International Fund I	2,983	(2,983)	–
LargeCap Growth Fund	539	24	(563)
LargeCap Growth Fund I	(61)	61	–
LargeCap Growth Fund II	(64)	64	–
LargeCap S&P 500 Index Fund	1	–	(1)
LargeCap Value Fund III	(80)	86	(6)
MidCap Blend Fund	1,654	(1,647)	(7)
MidCap Growth Fund	754	(754)	–
MidCap Growth Fund III	2,018	106	(2,124)
MidCap S&P 400 Index Fund	(2)	2	–
MidCap Value Fund I	(178)	178	–
MidCap Value Fund III	(18)	18	–
Money Market Fund	–	2	(2)
Overseas Fund	(1,173)	1,173	–
Principal Capital Appreciation Fund	41	(46,804)	46,763
Principal LifeTime 2035 Fund	(3)	3	–
Real Estate Securities Fund	7,754	124	(7,878)
SAM Balanced Portfolio	–	96	(96)
SAM Conservative Growth Portfolio	4	–	(4)
SAM Flexible Income Portfolio	–	(581)	581
Short-Term Income Fund	1,127	(588)	(539)
SmallCap Blend Fund	809	–	(809)
SmallCap Growth Fund I	9,734	–	(9,734)
SmallCap Growth Fund II	1,622	–	(1,622)
SmallCap Value Fund II	179	(116,002)	115,823

     Schedule of Investments Bond & Mortgage Securities Fund April 30, 2012 (unaudited)

	COMMON STOCKS - 0.00%		Shares Held	Value	(000	's)			Principal

	Semiconductors - 0.00%							BONDS (continued)	Amount (000's)	Value	(000	's)
	Tower Semiconductor Ltd - Warrants (a),(b)		345,803		$10			Automobile Floor Plan Asset Backed Securities (continued)
								Ford Credit Floorplan Master Owner Trust
	TOTAL COMMON STOCKS				$10			0.84%, 9/15/2015(e)	$4,500		$4,515
	PREFERRED STOCKS - 0.03%		Shares Held	Value	(000	's)		0.94%, 9/15/2015(e)	2,350		2,363
								1.79%, 9/15/2014(e)	11,655		11,718
Banks	- 0.03%							1.89%, 12/15/2014(c),(e)	950		959
	Ally Financial Inc 8.50%		30,000		672			Nissan Master Owner Trust Receivables
								1.39%, 1/15/2015(c),(e)	4,000		4,031
	TOTAL PREFERRED STOCKS				$672						$47,892
			Principal
BONDS	- 56.34%		Amount (000's)	Value	(000	's)		Automobile Manufacturers - 0.30%
								Chrysler Group LLC/CG Co-Issuer Inc
	Advertising - 0.32%							8.00%, 6/15/2019	2,075		2,148
	Interpublic Group of Cos Inc/The							Daimler Finance North America LLC
	4.00%, 3/15/2022		$1,055		$1,054			2.40%, 4/10/2017(c)	3,520		3,558
	6.25%, 11/15/2014		585		638			Ford Motor Co
	10.00%, 7/15/2017		3,105		3,536			7.45%, 7/16/2031	105		134
	Omnicom Group Inc							Jaguar Land Rover PLC
	3.63%, 5/1/2022		1,280		1,281			7.75%, 5/15/2018(c)	105		109
					$6,509			8.13%, 5/15/2021(c)	250		261
	Aerospace & Defense - 0.02%										$6,210
	Lockheed Martin Corp							Automobile Parts & Equipment - 0.03%
	4.85%, 9/15/2041		460		482			Allison Transmission Inc
								11.00%, 11/1/2015(c)	395		417
	Agriculture - 0.48%							Cooper Tire & Rubber Co
	Altria Group Inc							8.00%, 12/15/2019	140		151
	4.75%, 5/5/2021		4,850		5,340						$568
	9.95%, 11/10/2038		810		1,280		Banks	- 7.31%
	Philip Morris International Inc							Akbank TAS
	2.50%, 5/16/2016		1,025		1,078			5.13%, 7/22/2015	250		251
	4.50%, 3/20/2042		1,215		1,243			6.50%, 3/9/2018(c)	150		154
	Southern States Cooperative Inc							Alfa Bank OJSC Via Alfa Bond Issuance
	11.25%, 5/15/2015(c)		815		874
								PLC
					$9,815			7.75%, 4/28/2021(c)	295		288
	Airlines - 0.03%							Ally Financial Inc
	US Airways 2001-1G Pass Through Trust							4.50%, 2/11/2014	200		202
	7.08%, 3/20/2021(d)		708		712			5.50%, 2/15/2017	650		664
								8.30%, 2/12/2015	2,125		2,332
								Associated Banc-Corp
	Automobile Asset Backed Securities - 2.49%							5.13%, 3/28/2016	5,055		5,352
	Ally Auto Receivables Trust							Banco de Bogota SA
	1.11%, 1/15/2015(e)		7,207		7,239			5.00%, 1/15/2017(c)	300		312
	AmeriCredit Automobile Receivables Trust							Banco de Credito del Peru/Panama
	0.76%, 10/8/2015		4,670		4,671			4.75%, 3/16/2016(c)	270		278
	0.90%, 9/8/2014		207		207			5.38%, 9/16/2020(c)	475		486
	0.91%, 10/8/2015(e)		9,400		9,411
								Banco do Brasil SA/Cayman
	2.86%, 1/9/2017		1,590		1,635			5.38%, 1/15/2021	100		103
	Hyundai Auto Lease Securitization Trust							Banco Santander Brasil SA/Brazil
	2011	-A						4.63%, 2/13/2017(c)	335		331
	1.02%, 8/15/2014(c)		500		502
								BanColombia SA
	Mercedes-Benz Auto Lease Trust							5.95%, 6/3/2021	835		887
	0.66%, 4/15/2014		3,600		3,601			Bank of America Corp
	Nissan Auto Lease Trust							3.75%, 7/12/2016	2,315		2,305
	0.40%, 7/15/2014(e)		2,350		2,349
								3.88%, 3/22/2017	2,150		2,145
	Santander Drive Auto Receivables Trust							5.70%, 1/24/2022	2,940		3,086
	0.91%, 5/15/2015(e)		5,100		5,102
								5.88%, 2/7/2042	1,355		1,339
	0.96%, 2/18/2014		1,984		1,984			8.00%, 12/29/2049(e)	260		268
	1.04%, 4/15/2014		4,680		4,684			Bank of America NA
	1.25%, 4/15/2015		2,500		2,508			6.00%, 10/15/2036	2,000		1,940
	1.48%, 5/15/2017(c)		6,148		6,134
								Bank of Nova Scotia
	Wheels SPV LLC							2.55%, 1/12/2017	900		935
	1.79%, 3/15/2018(c),(e)		1,155		1,157
								BNP Paribas / BNP Paribas US Medium-Term
					$51,184			Note Program LLC
								1.47%, 6/11/2012(e)	3,375		3,378
	Automobile Floor Plan Asset Backed Securities - 2.33%
	Ally Master Owner Trust							BPCE SA
	0.87%, 5/15/2016(e)		9,400		9,435			2.38%, 10/4/2013(c)	5,520		5,433
	1.04%, 9/15/2016(e)		3,500		3,501			Capital One Financial Corp
	1.11%, 1/15/2016(e)		5,770		5,813			2.15%, 3/23/2015	4,930		4,962
	1.99%, 1/15/2015(c),(e)		5,500		5,557			CIT Group Inc
								4.75%, 2/15/2015(c)	410		418

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Banks (continued)					Banks (continued)
CIT Group Inc (continued)					Royal Bank of Scotland PLC/The
5.25%, 4/1/2014(c)	$300		$309		3.40%, 8/23/2013	$4,700		$4,756
5.25%, 3/15/2018	680		700		4.88%, 3/16/2015	4,355		4,526
7.00%, 5/2/2017(c)	4,739		4,751		Santander US Debt SAU
Citigroup Inc					2.99%, 10/7/2013(c)	3,200		3,134
4.45%, 1/10/2017	1,990		2,079		3.72%, 1/20/2015(c)	1,200		1,140
4.59%, 12/15/2015	1,970		2,063		Sberbank of Russia Via SB Capital SA
5.13%, 5/5/2014	775		812		4.95%, 2/7/2017(c)	200		204
5.38%, 8/9/2020	695		747		5.72%, 6/16/2021	240		243
5.50%, 10/15/2014	845		900		6.13%, 2/7/2022(c)	400		413
5.88%, 1/30/2042	985		1,048		State Bank of India/London
6.13%, 5/15/2018	8,405		9,330		4.50%, 10/23/2014	200		206
6.38%, 8/12/2014	2,120		2,286		Svenska Handelsbanken AB
City National Corp/CA					2.88%, 4/4/2017	2,125		2,161
5.25%, 9/15/2020	3,100		3,313		VTB Bank OJSC Via VTB Capital SA
Cooperatieve Centrale Raiffeisen-					6.00%, 4/12/2017(c)	590		601
Boerenleenbank BA/Netherlands					6.55%, 10/13/2020	310		313
11.00%, 12/29/2049(c),(e)	1,560		1,981		6.88%, 5/29/2018	110		116
Cooperatieve Centrale Raiffeisen-					Wells Fargo Bank NA
Boerenleenbank BA/Utrect					0.71%, 5/16/2016(e)	4,615		4,341
3.38%, 1/19/2017	2,410		2,487					$150,455
Fifth Third Capital Trust IV
6.50%, 4/15/2037(e)	565		559		Beverages - 1.42%
Goldman Sachs Group Inc/The					Anheuser-Busch InBev Worldwide Inc
					0.83%, 7/14/2014(e)	670		671
5.25%, 7/27/2021	2,765		2,798
6.25%, 2/1/2041	675		686		5.38%, 1/15/2020	106		127
6.45%, 5/1/2036	960		936		Central American Bottling Corp
					6.75%, 2/9/2022(c)	355		367
Halyk Savings Bank of Kazakhstan JSC
7.25%, 5/3/2017	450		454		Corp Lindley SA
					6.75%, 11/23/2021(c)	415		443
HBOS Capital Funding No2 LP
6.07%, 6/29/2049(c),(e)	220		146		6.75%, 11/23/2021	140		149
HSBC Holdings PLC					Heineken NV
					3.40%, 4/1/2022(c)	3,725		3,777
4.00%, 3/30/2022	3,940		4,003
ICICI Bank Ltd/Bahrain					Molson Coors Brewing Co
					3.50%, 5/1/2022(f)	2,365		2,386
5.50%, 3/25/2015	200		207		5.00%, 5/1/2042(f)	2,005		2,046
ING Bank NV
3.75%, 3/7/2017(c)	3,595		3,551		Pernod-Ricard SA
					2.95%, 1/15/2017(c)	3,675		3,740
JP Morgan Chase & Co					4.25%, 7/15/2022(c)	2,505		2,571
1.88%, 3/20/2015	2,750		2,768		5.50%, 1/15/2042(c)	2,290		2,341
3.15%, 7/5/2016	2,625		2,721
4.25%, 10/15/2020	1,015		1,063		SABMiller Holdings Inc
					2.45%, 1/15/2017(c)	4,260		4,363
4.50%, 1/24/2022	8,245		8,783		3.75%, 1/15/2022(c)	6,060		6,302
5.40%, 1/6/2042	1,720		1,857
JP Morgan Chase Capital XX								$29,283
6.55%, 9/29/2036	1,000		1,004		Biotechnology - 0.47%
Kazkommertsbank JSC					Amgen Inc
8.50%, 4/16/2013	95		96		5.15%, 11/15/2041	760		792
LBG Capital No.1 PLC					5.75%, 3/15/2040	525		591
8.00%, 12/29/2049(c),(e)	1,865		1,548		Genzyme Corp
Morgan Stanley					5.00%, 6/15/2020	810		953
3.80%, 4/29/2016	2,960		2,894		Gilead Sciences Inc
5.30%, 3/1/2013	840		860		3.05%, 12/1/2016	840		888
5.38%, 10/15/2015	1,750		1,805		4.40%, 12/1/2021	2,040		2,216
5.50%, 7/28/2021	1,520		1,486		5.65%, 12/1/2041	1,340		1,497
6.25%, 8/28/2017	1,215		1,270		Life Technologies Corp
6.63%, 4/1/2018	2,165		2,263		6.00%, 3/1/2020	2,340		2,721
PNC Financial Services Group Inc								$9,658
6.75%, 8/1/2049(e)	4,870		5,105
PNC Funding Corp					Building Materials - 0.20%
5.25%, 11/15/2015	1,715		1,905		Cemex Finance LLC
PNC Preferred Funding Trust III					9.50%, 12/14/2016	100		99
8.70%, 2/28/2049(c),(e)	3,400		3,485		Cemex SAB de CV
RBS Capital Trust I					9.00%, 1/11/2018(c)	585		547
0.00%, 12/29/2049(a)	280		176		Cimento Tupi SA
RBS Capital Trust III					9.75%, 5/11/2018(c)	351		349
0.00%, 9/29/2049(a)	2,096		1,320		CRH America Inc
Regions Bank/Birmingham AL					4.13%, 1/15/2016	1,630		1,661
6.45%, 6/26/2037	1,055		1,050		8.13%, 7/15/2018	1,065		1,265
7.50%, 5/15/2018	750		847

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Building Materials (continued)					Computers - 0.70%
USG Corp					Affiliated Computer Services Inc
7.88%, 3/30/2020(c)	$190		$195		5.20%, 6/1/2015	$1,850		$2,005
			$4,116		Hewlett-Packard Co
					2.60%, 9/15/2017	1,485		1,487
Chemicals - 1.17%					3.00%, 9/15/2016	2,055		2,116
Braskem Finance Ltd					3.30%, 12/9/2016	2,035		2,120
5.75%, 4/15/2021(c)	250		260
7.00%, 5/7/2020(c)	200		223		4.65%, 12/9/2021	335		354
					6.00%, 9/15/2041	820		906
CF Industries Inc					Seagate HDD Cayman
7.13%, 5/1/2020	4,495		5,372		6.88%, 5/1/2020	3,595		3,856
Dow Chemical Co/The					7.00%, 11/1/2021(c)	565		613
4.25%, 11/15/2020	190		202		Spansion LLC
7.38%, 11/1/2029	895		1,177		7.88%, 11/15/2017	1,040		1,024
Ecolab Inc								$14,481
3.00%, 12/8/2016	3,580		3,770
4.35%, 12/8/2021	2,485		2,710		Consumer Products - 0.21%
5.50%, 12/8/2041	285		327		ACCO Brands Corp
Ineos Finance PLC					7.63%, 8/15/2015	400		410
7.50%, 5/1/2020(c),(f)	295		303		Reynolds Group Issuer Inc / Reynolds Group
LyondellBasell Industries NV					Issuer LLC / Reynolds Group Issuer
5.75%, 4/15/2024(c)	1,850		1,910		(Luxembourg) S.A.
6.00%, 11/15/2021(c)	755		816		7.13%, 4/15/2019(c)	1,550		1,620
NOVA Chemicals Corp					7.88%, 8/15/2019(c)	360		389
8.63%, 11/1/2019	537		612		9.00%, 4/15/2019(c)	400		402
Potash Corp of Saskatchewan Inc					9.88%, 8/15/2019(c)	1,135		1,183
5.88%, 12/1/2036	635		790		9.88%, 8/15/2019(c)	373		389
Syngenta Finance NV								$4,393
3.13%, 3/28/2022	2,345		2,421
4.38%, 3/28/2042	820		853		Credit Card Asset Backed Securities - 0.41%
Taminco Global Chemical Corp					Citibank Omni Master Trust
					2.34%, 5/16/2016(c),(e)	4,600		4,603
9.75%, 3/31/2020(c)	2,175		2,273
					2.99%, 8/15/2018(c),(e)	3,690		3,886
			$24,019
								$8,489
Coal- 0.32%
Alpha Natural Resources Inc					Diversified Financial Services - 2.45%
6.25%, 6/1/2021	440		410		Aircastle Ltd
					7.63%, 4/15/2020(c)	240		244
Arch Coal Inc					9.75%, 8/1/2018(c)	65		71
7.00%, 6/15/2019(c)	345		309
7.25%, 6/15/2021(c)	495		442		9.75%, 8/1/2018	915		1,009
8.75%, 8/1/2016	1,080		1,082		American Honda Finance Corp
					1.45%, 2/27/2015(c)	2,080		2,094
Berau Capital Resources Pte Ltd
12.50%, 7/8/2015(c)	205		229		Caterpillar Financial Services Corp
Berau Coal Energy Tbk PT					1.75%, 3/24/2017	1,390		1,414
7.25%, 3/13/2017(c)	800		798		Countrywide Financial Corp
Bumi Investment Pte Ltd					6.25%, 5/15/2016	1,595		1,654
10.75%, 10/6/2017(c)	545		586		Credit Acceptance Corp
Consol Energy Inc					9.13%, 2/1/2017	1,280		1,392
8.00%, 4/1/2017	1,905		2,010		Ford Motor Credit Co LLC
Peabody Energy Corp					3.88%, 1/15/2015	5,130		5,317
6.25%, 11/15/2021(c)	735		744		4.25%, 2/3/2017	3,080		3,213
			$6,610		5.88%, 8/2/2021	1,005		1,136
					7.00%, 4/15/2015	2,135		2,380
Commercial Services - 0.30%					General Electric Capital Corp
BakerCorp International Inc					2.30%, 4/27/2017	3,935		3,940
8.25%, 6/1/2019(c)	450		459		6.15%, 8/7/2037	275		319
Emergency Medical Services Corp					6.38%, 11/15/2067(e)	5,645		5,807
8.13%, 6/1/2019	425		436		Goldman Sachs Capital I
ERAC USA Finance LLC					6.35%, 2/15/2034	1,000		933
2.75%, 3/15/2017(c)	1,015		1,021		GT 2005 Bonds BV
5.63%, 3/15/2042(c)	1,095		1,077		6.00%, 7/21/2014(e)	338		330
7.00%, 10/15/2037(c)	45		52		GTP Acquisition Partners I LLC
Hertz Corp/The					4.35%, 6/15/2041(c)	760		785
6.75%, 4/15/2019(c)	530		553		Icahn Enterprises LP / Icahn Enterprises
RSC Equipment Rental Inc/RSC Holdings III					Finance Corp
LLC					8.00%, 1/15/2018	1,165		1,245
8.25%, 2/1/2021	750		810		ILFC E-Capital Trust II
UR Financing Escrow Corp					6.25%, 12/21/2065(c),(e)	150		111
5.75%, 7/15/2018(c)	525		542		International Lease Finance Corp
7.63%, 4/15/2022(c)	1,190		1,259		5.65%, 6/1/2014	1,125		1,150
			$6,209		6.25%, 5/15/2019	955		964
					8.62%, 9/15/2015(e)	970		1,074

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Diversified Financial Services (continued)					Electric (continued)
John Deere Capital Corp					Perusahaan Listrik Negara PT
0.88%, 4/17/2015	$1,705		$1,708		5.50%, 11/22/2021(c)	$400		$413
2.25%, 4/17/2019	350		353		PPL Electric Utilities Corp
Merrill Lynch & Co Inc					3.00%, 9/15/2021	465		478
0.71%, 6/5/2012(e)	2,300		2,300		5.20%, 7/15/2041	660		788
6.40%, 8/28/2017	975		1,054		PPL WEM Holdings PLC
National Rural Utilities Cooperative Finance					3.90%, 5/1/2016(c)	2,220		2,332
Corp					Progress Energy Inc
1.90%, 11/1/2015	2,600		2,678		4.40%, 1/15/2021	800		894
Scottrade Financial Services Inc					Public Service Co of Colorado
6.13%, 7/11/2021(c)	3,605		3,610		4.75%, 8/15/2041	1,400		1,570
Springleaf Finance Corp					San Diego Gas & Electric Co
6.90%, 12/15/2017	1,470		1,200		3.00%, 8/15/2021	2,150		2,243
SquareTwo Financial Corp					4.30%, 4/1/2042	790		837
11.63%, 4/1/2017	1,110		1,060		5.35%, 5/15/2040	845		1,043
			$50,545		Southern California Edison Co
					3.90%, 12/1/2041	390		384
Electric - 2.12%					4.05%, 3/15/2042	1,610		1,613
Abu Dhabi National Energy Co					Star Energy Geothermal Wayang Windu Ltd
6.50%, 10/27/2036	600		651		11.50%, 2/12/2015	100		110
Centrais Eletricas Brasileiras SA					Virginia Electric and Power Co
5.75%, 10/27/2021(c)	400		435
					2.95%, 1/15/2022	2,395		2,449
CMS Energy Corp								$43,562
5.05%, 3/15/2022	1,755		1,786
Dominion Resources Inc/VA					Electronics - 0.20%
1.95%, 8/15/2016	970		988		Rexel SA
2.25%, 9/1/2015	1,120		1,163		6.13%, 12/15/2019(c)	200		203
DTE Energy Co					Thermo Fisher Scientific Inc
6.38%, 4/15/2033	2,375		2,916		2.25%, 8/15/2016	485		506
Duke Energy Carolinas LLC					3.20%, 3/1/2016	1,700		1,823
1.75%, 12/15/2016	1,430		1,461		Viasystems Inc
4.25%, 12/15/2041	245		254		7.88%, 5/1/2019(c)	955		967
Edison International					12.00%, 1/15/2015(c)	510		549
3.75%, 9/15/2017	1,420		1,508					$4,048
Edison Mission Energy
7.00%, 5/15/2017	790		494		Entertainment - 0.57%
Elwood Energy LLC					CCM Merger Inc
					8.00%, 8/1/2013(c)	165		165
8.16%, 7/5/2026	1,057		1,076		9.13%, 5/1/2019(c)	1,335		1,357
Energy Future Holdings Corp
9.75%, 10/15/2019	701		729		Choctaw Resort Development Enterprise
					7.25%, 11/15/2019(c)	815		695
10.00%, 1/15/2020(e)	80		87
Energy Future Intermediate Holding Co LLC					Lions Gate Entertainment Inc
					10.25%, 11/1/2016(c)	1,325		1,457
9.75%, 10/15/2019	603		627
FirstEnergy Corp					Peninsula Gaming LLC / Peninsula Gaming
7.38%, 11/15/2031	1,020		1,281		Corp
Florida Power & Light Co					8.38%, 8/15/2015	2,185		2,307
4.13%, 2/1/2042	755		773		10.75%, 8/15/2017	1,060		1,169
Indiantown Cogeneration LP					Regal Entertainment Group
9.77%, 12/15/2020	438		456		9.13%, 8/15/2018	1,000		1,107
Jersey Central Power & Light Co					WMG Acquisition Corp
5.63%, 5/1/2016	950		1,073		9.50%, 6/15/2016	1,070		1,169
					9.50%, 6/15/2016(c)	355		388
Kentucky Utilities Co
5.13%, 11/1/2040	430		507		11.50%, 10/1/2018	1,020		1,112
Mirant Mid Atlantic LLC					WMG Holdings Corp
8.63%, 6/30/2012	99		100		13.75%, 10/1/2019	825		868
Mirant Mid Atlantic Pass Through Trust C								$11,794
10.06%, 12/30/2028	2,762		2,831		Environmental Control - 0.24%
Nevada Power Co					Casella Waste Systems Inc
5.38%, 9/15/2040	930		1,091		11.00%, 7/15/2014	34		37
NRG Energy Inc					Clean Harbors Inc
7.38%, 1/15/2017	330		343		7.63%, 8/15/2016	345		362
8.25%, 9/1/2020	615		617		EnergySolutions Inc / EnergySolutions LLC
Oncor Electric Delivery Co LLC					10.75%, 8/15/2018	595		617
5.00%, 9/30/2017	880		971		Republic Services Inc
5.25%, 9/30/2040	950		963		3.80%, 5/15/2018	1,215		1,318
Pacific Gas & Electric Co					5.70%, 5/15/2041	495		584
4.45%, 4/15/2042	645		656		Waste Management Inc
PacifiCorp					7.75%, 5/15/2032	1,445		2,071
3.85%, 6/15/2021	1,680		1,837					$4,989
4.10%, 2/1/2042	735		734

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Food - 0.54%					Healthcare - Services (continued)
Aramark Corp					Health Management Associates Inc
8.50%, 2/1/2015	$805		$825		7.38%, 1/15/2020(c)	$575		$599
Del Monte Corp					Highmark Inc
7.63%, 2/15/2019	1,560		1,576		4.75%, 5/15/2021(c)	2,030		2,060
Delhaize Group SA					Multiplan Inc
5.70%, 10/1/2040	295		273		9.88%, 9/1/2018(c)	2,245		2,436
Dole Food Co Inc					Radnet Management Inc
13.88%, 3/15/2014	325		371		10.38%, 4/1/2018	450		447
JBS Finance II Ltd					Roche Holdings Inc
8.25%, 1/29/2018(c)	100		98		7.00%, 3/1/2039(c)	1,100		1,561
Kraft Foods Inc								$16,007
6.50%, 11/1/2031	2,135		2,619
6.50%, 2/9/2040	3,250		4,087		Holding Companies - Diversified - 0.03%
Pinnacle Foods Finance LLC / Pinnacle Foods					DTEK Finance BV
Finance Corp					9.50%, 4/28/2015	200		193
8.25%, 9/1/2017	410		444		Noble Group Ltd
9.25%, 4/1/2015	780		800		6.75%, 1/29/2020	385		377
			$11,093					$570

Forest Products & Paper - 0.21%					Home Equity Asset Backed Securities - 0.13%
Exopack Holding Corp					Countrywide Asset-Backed Certificates
10.00%, 6/1/2018	1,470		1,529		5.51%, 8/25/2036	953		940
Fibria Overseas Finance Ltd					First NLC Trust
					0.54%, 9/25/2035(e)	114		113
7.50%, 5/4/2020	200		211		0.73%, 5/25/2035(e)	412		184
Longview Fibre Paper & Packaging Inc
8.00%, 6/1/2016(c)	540		545		JP Morgan Mortgage Acquisition Corp
					0.39%, 8/25/2036(e)	1,463		957
Monaco SpinCo Inc
6.75%, 4/30/2020(c),(f)	280		290		Morgan Stanley ABS Capital I
					1.11%, 12/25/2034(e)	318		114
PE Paper Escrow GmbH
12.00%, 8/1/2014(c)	415		448		New Century Home Equity Loan Trust
					0.53%, 3/25/2035(b),(e)	85		79
Sappi Papier Holding GmbH
7.50%, 6/15/2032(c)	755		610		Saxon Asset Securities Trust
					1.93%, 3/25/2035(e)	282		99
Verso Paper Holdings LLC / Verso Paper Inc
11.75%, 1/15/2019(c)	555		595		Specialty Underwriting & Residential
			$4,228		Finance
					1.00%, 2/25/2035(e)	303		267
Gas - 0.01%								$2,753
Nakilat Inc
6.07%, 12/31/2033	200		217		Insurance - 1.47%
					Aflac Inc
					2.65%, 2/15/2017	2,060		2,105
Healthcare - Products - 0.39%					Allstate Corp/The
Angiotech Pharmaceuticals Inc					5.20%, 1/15/2042	1,735		1,879
5.00%, 12/1/2013(e)	2,915		2,798		American International Group Inc
Becton Dickinson and Co					3.00%, 3/20/2015	2,195		2,233
3.13%, 11/8/2021	1,420		1,472		3.80%, 3/22/2017	1,990		2,055
Biomet Inc					4.25%, 9/15/2014	3,580		3,735
10.38%, 10/15/2017	685		741		4.88%, 9/15/2016	4,195		4,474
10.00%, 10/15/2017	550		593		CNO Financial Group Inc
Covidien International Finance SA					9.00%, 1/15/2018(c)	590		640
2.80%, 6/15/2015	1,315		1,372		Hanover Insurance Group Inc/The
Medtronic Inc					6.38%, 6/15/2021	1,905		2,064
3.13%, 3/15/2022	145		149		Liberty Mutual Group Inc
4.50%, 3/15/2042	795		834		5.00%, 6/1/2021(c)	1,310		1,325
			$7,959		7.00%, 3/15/2037(c),(e)	1,260		1,134
					10.75%, 6/15/2058(c),(e)	100		136
Healthcare - Services - 0.78%
AMERIGROUP Corp					Lincoln National Corp
7.50%, 11/15/2019	720		785		5.65%, 8/27/2012	865		878
					6.15%, 4/7/2036	1,300		1,392
Centene Corp					7.00%, 5/17/2066(e)	705		684
5.75%, 6/1/2017	1,375		1,397		Metlife CapitalTrust IV
Cigna Corp					7.88%, 12/15/2037 (c)	3,200		3,560
5.38%, 2/15/2042	555		588
Fresenius Medical Care US Finance II Inc					Prudential Financial Inc
5.88%, 1/31/2022(c)	485		493		4.50%, 11/16/2021	490		523
Fresenius Medical Care US Finance Inc					Willis Group Holdings PLC
6.50%, 9/15/2018 (c)	330		353		5.75%, 3/15/2021	870		946
					XL Group PLC
HCA Inc					6.50%, 12/31/2049(e)	640		533
6.75%, 7/15/2013	200		209
7.25%, 9/15/2020	2,165		2,398					$30,296
8.50%, 4/15/2019	2,390		2,681

See accompanying notes

     Schedule of Investments Bond & Mortgage Securities Fund April 30, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Internet - 0.18%					Media (continued)
Equinix Inc					CSC Holdings LLC (continued)
7.00%, 7/15/2021	$835		$912		8.50%, 4/15/2014	$180		$198
Open Solutions Inc					Cumulus Media Holdings Inc
9.75%, 2/1/2015(c)	1,630		1,461		7.75%, 5/1/2019	1,750		1,656
Zayo Group LLC/Zayo Capital Inc					DIRECTV Holdings LLC / DIRECTV
10.25%, 3/15/2017	1,165		1,305		Financing Co Inc
			$3,678		2.40%, 3/15/2017(c)	3,185		3,192
					3.80%, 3/15/2022(c)	3,470		3,454
Investment Companies - 0.01%					5.15%, 3/15/2042(c)	830		811
Offshore Group Investments Ltd					5.88%, 10/1/2019	3,975		4,574
11.50%, 8/1/2015(c)	245		268
					6.38%, 3/1/2041	75		84
					DISH DBS Corp
Iron & Steel - 0.26%					6.63%, 10/1/2014	300		326
AK Steel Corp					6.75%, 6/1/2021	1,785		1,955
8.38%, 4/1/2022	845		815		7.75%, 5/31/2015	1,160		1,305
ArcelorMittal					7.88%, 9/1/2019	1,757		2,034
3.75%, 2/25/2015	2,250		2,293		Globo Comunicacao e Participacoes SA
6.75%, 3/1/2041	430		407		4.88%, 4/11/2022(c)	800		806
CSN Resources SA					Grupo Televisa SAB
6.50%, 7/21/2020(c)	300		332		6.63%, 3/18/2025	100		122
Evraz Group SA					Kabel BW GmbH
7.40%, 4/24/2017(c)	200		201		7.50%, 3/15/2019(c)	450		480
9.50%, 4/24/2018	225		245		Nara Cable Funding Ltd
Ferrexpo Finance PLC					8.88%, 12/1/2018(c)	475		435
7.88%, 4/7/2016(c)	400		373		NBCUniversal Media LLC
Gerdau Holdings Inc					5.15%, 4/30/2020	4,070		4,683
7.00%, 1/20/2020	270		307		News America Inc
Metinvest BV					4.50%, 2/15/2021	2,115		2,284
8.75%, 2/14/2018(c)	200		185		6.15%, 2/15/2041	1,855		2,129
10.25%, 5/20/2015	100		99		6.40%, 12/15/2035	1,480		1,694
			$5,257		Nielsen Finance LLC / Nielsen Finance Co
					11.63%, 2/1/2014	165		191
Lodging - 0.55%					Time Warner Cable Inc
Caesars Entertainment Operating Co Inc					4.00%, 9/1/2021	2,050		2,128
11.25%, 6/1/2017	180		199		5.50%, 9/1/2041	2,100		2,214
MGM Resorts International					Time Warner Inc
7.50%, 6/1/2016	605		629		4.00%, 1/15/2022	495		520
8.63%, 2/1/2019(c)	870		945
					5.38%, 10/15/2041	115		122
13.00%, 11/15/2013	250		290		7.63%, 4/15/2031	1,050		1,361
11.38%, 3/1/2018	50		60		Unitymedia Hessen GmbH & Co KG /
10.00%, 11/1/2016	1,075		1,209		Unitymedia NRW GmbH
Wyndham Worldwide Corp					8.13%, 12/1/2017(c)	960		1,030
2.95%, 3/1/2017	2,900		2,899		Univision Communications Inc
4.25%, 3/1/2022	80		81		6.88%, 5/15/2019(c)	265		268
5.63%, 3/1/2021	2,380		2,634		7.88%, 11/1/2020(c)	70		73
7.38%, 3/1/2020	1,950		2,331		8.50%, 5/15/2021(c)	2,355		2,326
			$11,277		Viacom Inc
Machinery - Diversified - 0.01%					6.88%, 4/30/2036	1,530		1,956
Case New Holland Inc					Videotron Ltee
					5.00%, 7/15/2022(c)	660		658
7.75%, 9/1/2013	200		214
								$58,423

Media - 2.84%					Metal Fabrication & Hardware - 0.02%
Cablevision Systems Corp					Schaeffler Finance BV
8.00%, 4/15/2020	990		1,069		7.75%, 2/15/2017(c)	200		212
CBS Corp					8.50%, 2/15/2019(c)	200		214
3.38%, 3/1/2022	440		433					$426
5.75%, 4/15/2020	1,640		1,905		Mining - 0.62%
7.88%, 7/30/2030	60		79		AngloGold Ashanti Holdings PLC
Clear Channel Worldwide Holdings Inc					5.38%, 4/15/2020	285		298
7.63%, 3/15/2020(c)	90		88
7.63%, 3/15/2020(c)	630		624		BHP Billiton Finance USA Ltd
					1.13%, 11/21/2014	1,095		1,104
Comcast Corp					4.13%, 2/24/2042	1,265		1,239
4.95%, 6/15/2016	1,750		1,978		FMG Resources August 2006 Pty Ltd
5.90%, 3/15/2016	1,930		2,239		6.88%, 2/1/2018(c)	975		1,002
6.40%, 3/1/2040	285		356		7.00%, 11/1/2015(c)	100		103
6.45%, 3/15/2037	805		979		8.25%, 11/1/2019(c)	730		790
6.50%, 1/15/2017	2,755		3,314		Gold Fields Orogen Holding BVI Ltd
CSC Holdings LLC					4.88%, 10/7/2020(c)	425		402
6.75%, 11/15/2021(c)	280		290

See accompanying notes

     Schedule of Investments Bond & Mortgage Securities Fund April 30, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Mining (continued)					Mortgage Backed Securities (continued)
Midwest Vanadium Pty Ltd					Credit Suisse First Boston Mortgage Securities
11.50%, 2/15/2018(c)	$635		$425		Corp
Rio Tinto Finance USA Ltd					0.96%, 11/15/2037(c),(e)	$16,982		$274
1.88%, 11/2/2015	770		788		1.12%, 1/15/2037(c),(e)	20,306		290
Rio Tinto Finance USA PLC					5.01%, 2/15/2038	2,043		2,220
2.00%, 3/22/2017	3,160		3,195		5.23%, 12/15/2040(e)	2,775		3,050
4.75%, 3/22/2042	875		926		Credit Suisse Mortgage Capital Certificates
Southern Copper Corp					0.23%, 12/15/2039(e)	17,739		267
6.75%, 4/16/2040	440		486		0.76%, 9/15/2039(c),(e)	57,410		465
Vale Overseas Ltd					5.34%, 12/15/2043(c),(e)	1,545		1,519
4.38%, 1/11/2022	705		722		5.38%, 2/15/2040(c)	6,085		6,321
4.63%, 9/15/2020	145		154		5.47%, 9/15/2039	4,360		4,806
6.88%, 11/21/2036	525		625		5.47%, 9/18/2039(c)	3,030		3,047
Vedanta Resources PLC					5.70%, 9/15/2040(c)	2,980		3,008
9.50%, 7/18/2018	285		293		5.87%, 6/15/2039(e)	1,900		2,062
Volcan Cia Minera SAA					5.97%, 9/15/2039(e)	1,972		1,970
5.38%, 2/2/2022(c)	286		297		6.01%, 6/15/2038(e)	100		114
			$12,849		Fannie Mae REMICS
					0.44%, 1/25/2023(e)	86		86
Miscellaneous Manufacturing - 0.62%					0.49%, 11/25/2022(e)	53		53
Textron Inc					0.49%, 3/25/2035(e)	211		211
6.20%, 3/15/2015	1,835		2,015		0.54%, 2/25/2018(e)	74		74
Tyco Electronics Group SA					0.54%, 2/25/2032(e)	195		195
1.60%, 2/3/2015	1,265		1,270		6.00%, 5/25/2030	2,159		2,183
3.50%, 2/3/2022	2,610		2,611		6.26%, 12/25/2021(e)	4,305		541
6.00%, 10/1/2012	1,740		1,779		6.50%, 2/25/2047	1,147		1,286
7.13%, 10/1/2037	105		137		6.51%, 11/25/2036(e)	5,183		825
Tyco International Finance SA					6.73%, 4/25/2039(e)	1,411		1,539
4.13%, 10/15/2014	985		1,055		6.86%, 9/25/2031(e)	2,288		144
6.00%, 11/15/2013	1,055		1,135		7.64%, 3/25/2039(e)	1,490		1,706
Tyco International Ltd / Tyco International					37.61%, 8/25/2035(e)	365		165
Finance SA					Fannie Mae Whole Loan
7.00%, 12/15/2019	2,220		2,767		0.44%, 5/25/2035(b),(e)	1,238		1,230
			$12,769		FDIC Structured Sale Guaranteed Notes
Mortgage Backed Securities - 7.67%					3.00%, 9/30/2019(c)	1,314		1,322
Adjustable Rate Mortgage Trust					FHLMC Multifamily Structured Pass Through
0.80%, 6/25/2035(e)	131		129		Certificates
1.38%, 2/25/2035(e)	179		169		2.22%, 12/25/2018(e)	1,930		1,959
BAMLL-DB Trust					Freddie Mac REMICS
3.35%, 4/13/2029(c),(e)	890		905		0.54%, 6/15/2018(e)	222		222
Banc of America Merrill Lynch Commercial					0.69%, 6/15/2023(e)	403		404
Mortgage Inc					0.84%, 8/15/2018(e)	1,782		1,799
0.48%, 7/10/2042(e)	141,955		61		3.50%, 3/15/2027(e)	11,891		1,644
0.52%, 6/10/2049(c),(e)	1,000		787		4.00%, 9/15/2021	1,526		1,596
4.97%, 7/10/2043	1,390		698		4.50%, 10/15/2035(e)	9,822		1,186
5.89%, 7/10/2044	255		288		4.50%, 5/15/2038(e)	10,784		1,649
Banc of America Mortgage Securities Inc					5.50%, 6/15/2035	1,855		1,892
2.76%, 9/25/2035(e)	572		552		6.26%, 7/15/2041(e)	1,763		360
BCRR Trust					6.46%, 3/15/2036(e)	11,934		1,969
5.86%, 12/15/2043(c)	2,975		3,050		6.91%, 2/15/2018(e)	2,262		147
Citigroup Commercial Mortgage Trust					GE Capital Commercial Mortgage Corp
0.74%, 10/15/2049(e)	47,467		405		0.34%, 5/10/2014(e)	10,499		42
5.48%, 3/17/2051(c),(e)	2,102		2,085		Ginnie Mae
Citigroup/Deutsche Bank Commercial					5.00%, 10/16/2022(e)	7,553		632
Mortgage Trust					6.28%, 1/16/2038(e)	1,099		174
5.32%, 12/11/2049	1,500		1,662		6.36%, 12/16/2036(e)	6,922		1,323
5.40%, 7/15/2044(e)	2,472		2,755		6.46%, 7/20/2035(e)	12,460		2,218
5.62%, 10/15/2048	3,450		3,898		Greenwich Capital Commercial Funding
Commercial Mortgage Pass Through					Corp
Certificates					5.44%, 3/10/2039(e)	840		930
5.54%, 12/11/2049(c),(e)	900		894		GS Mortgage Securities Corp II
5.94%, 6/10/2046(e)	2,996		3,390		5.98%, 8/10/2045(e)	995		1,105
6.30%, 7/16/2034(c),(e)	303		304		Impac CMB Trust
Countrywide Asset-Backed Certificates					0.49%, 5/25/2037(b),(e)	2,893		2,435
0.51%, 1/25/2036(e)	2,071		1,539		Indymac Index Mortgage Loan Trust
0.52%, 11/25/2035(e)	135		132		0.47%, 4/25/2035(e)	462		300
Countrywide Home Loan Mortgage Pass					JP Morgan Chase Commercial Mortgage
Through Trust					Securities Corp
5.00%, 4/25/2035	1,469		1,467		0.65%, 2/15/2051(e)	46,477		443

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Mortgage Backed Securities (continued)					Oil & Gas (continued)
JP Morgan Chase Commercial Mortgage					Anadarko Petroleum Corp (continued)
Securities Corp (continued)					6.20%, 3/15/2040	$1,775		$2,070
2.03%, 5/15/2045(e)	$9,000		$1,077		Antero Resources Finance Corp
3.51%, 5/15/2045(e)	2,025		2,083		7.25%, 8/1/2019(c)	710		731
5.26%, 9/12/2037(e)	300		163		Apache Corp
5.31%, 1/15/2049	185		187		1.75%, 4/15/2017	2,850		2,881
5.54%, 6/12/2041(e)	33		34		3.25%, 4/15/2022	2,385		2,462
5.79%, 12/31/2049(e)	2,380		2,735		4.75%, 4/15/2043	1,195		1,273
LB-UBS Commercial Mortgage Trust					BP Capital Markets PLC
0.31%, 7/15/2040(c),(e)	56,420		1,102		3.13%, 10/1/2015	1,415		1,497
0.65%, 2/15/2040(e)	13,173		227		3.63%, 5/8/2014	195		205
4.36%, 1/15/2029(e)	2,927		2,996		Canadian Natural Resources Ltd
4.74%, 7/15/2030	3,002		3,280		5.70%, 5/15/2017	1,405		1,657
4.95%, 9/15/2030	2,000		2,204		Carrizo Oil & Gas Inc
6.44%, 7/17/2040(e)	1,540		847		8.63%, 10/15/2018	835		885
MASTR Asset Securitization Trust					Chaparral Energy Inc
5.25%, 11/25/2035	2,000		1,940		7.63%, 11/15/2022(c),(f)	115		117
Merrill Lynch Mortgage Investors Inc					8.25%, 9/1/2021	655		698
0.59%, 8/25/2036(e)	245		113		8.88%, 2/1/2017(e)	195		204
Merrill Lynch/Countrywide Commercial					9.88%, 10/1/2020	1,300		1,459
Mortgage Trust					Chesapeake Energy Corp
0.71%, 8/12/2048(e)	38,284		767		6.13%, 2/15/2021	1,545		1,460
0.81%, 12/12/2049(e)	80,700		1,259		Concho Resources Inc
Morgan Stanley Capital I					7.00%, 1/15/2021	1,065		1,158
5.36%, 3/15/2044(e)	700		778		ConocoPhillips
5.78%, 4/12/2049(e)	1,360		1,462		5.75%, 2/1/2019	500		616
5.78%, 4/12/2049(e)	13,801		14,066		ConocoPhillips Holding Co
Morgan Stanley Reremic Trust					6.95%, 4/15/2029	535		728
2.50%, 2/23/2051(c),(d)	8,043		8,083		Devon Energy Corp
3.00%, 7/17/2056(c),(d)	2,822		2,836		2.40%, 7/15/2016	15		16
4.97%, 4/16/2040(c)	3,235		3,188		Dolphin Energy Ltd
NCUA Guaranteed Notes					5.50%, 12/15/2021(c)	200		213
2.90%, 10/29/2020	3,310		3,515		Ecopetrol SA
Nomura Asset Acceptance Corp					7.63%, 7/23/2019	500		628
0.59%, 2/25/2035(e)	34		33		Gazprom OAO Via Gaz Capital SA
RBSCF Trust					6.51%, 3/7/2022	670		735
5.97%, 9/17/2039(c),(e)	400		418		7.29%, 8/16/2037	850		981
Residential Asset Securitization Trust					GMX Resources Inc
5.50%, 2/25/2035	1,307		1,314		11.00%, PIK 4.00%, 12/1/2017(c),(e),(g)	97		82
Structured Asset Securities Corp					Hilcorp Energy I LP/Hilcorp Finance Co
5.00%, 5/25/2035	948		946		7.63%, 4/15/2021(c)	905		977
UBS Commercial Mortgage Trust					8.00%, 2/15/2020(c)	345		377
4.82%, 5/10/2045(d),(f)	850		863		Indian Oil Corp Ltd
Wachovia Bank Commercial Mortgage Trust					4.75%, 1/22/2015	200		205
0.00%, 12/15/2043(a)	1,960		180		KazMunayGas National Co
0.44%, 12/15/2043(c),(e)	1,750		1,204		7.00%, 5/5/2020	770		883
0.83%, 5/15/2044(c),(e)	6,708		5		Kodiak Oil & Gas Corp
5.12%, 7/15/2042	1,545		1,708		8.13%, 12/1/2019(c)	345		366
5.25%, 12/15/2043	1,863		1,889		Linn Energy LLC/Linn Energy Finance Corp
5.38%, 10/15/2044(e)	1,750		1,933		6.50%, 5/15/2019(c)	950		955
5.68%, 5/15/2046(e)	250		286		7.75%, 2/1/2021	535		564
WaMu Mortgage Pass Through Certificates					8.63%, 4/15/2020	550		601
2.46%, 12/25/2035(e)	861		846		Lukoil International Finance BV
2.54%, 5/25/2035(e)	61		60		7.25%, 11/5/2019(c)	555		626
Wells Fargo Mortgage Backed Securities					Nabors Industries Inc
Trust					5.00%, 9/15/2020	1,500		1,632
2.72%, 10/25/2035(e)	758		693		National JSC Naftogaz of Ukraine
			$157,892		9.50%, 9/30/2014	365		357
					Nexen Inc
Office & Business Equipment - 0.08%					6.40%, 5/15/2037	2,305		2,559
Xerox Corp					Noble Holding International Ltd
6.75%, 2/1/2017	1,500		1,753		5.25%, 3/15/2042	315		318
					Novatek Finance Ltd
Oil & Gas - 3.64%					6.60%, 2/3/2021(c)	400		438
Afren PLC					Occidental Petroleum Corp
11.50%, 2/1/2016(c)	310		336		1.75%, 2/15/2017	1,170		1,187
10.25%, 4/8/2019(c)	200		209		OGX Austria GmbH
Anadarko Petroleum Corp					8.50%, 6/1/2018(c)	600		623
5.95%, 9/15/2016	3,080		3,561

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Oil & Gas (continued)					Other Asset Backed Securities (continued)
Pacific Rubiales Energy Corp					Countrywide Asset-Backed Certificates
7.25%, 12/12/2021(c)	$215		$234		0.40%, 2/25/2037(e)	$7,775		$7,015
7.25%, 12/12/2021	200		218		0.76%, 6/25/2035(e)	1,362		1,268
Petrobras International Finance Co - Pifco					1.84%, 1/25/2034(e)	28		18
2.88%, 2/6/2015	800		817		First-Citizens Home Equity Loan LLC
5.38%, 1/27/2021	1,950		2,136		0.45%, 9/15/2022(c),(e)	295		276
6.88%, 1/20/2040	395		478		GE Dealer Floorplan Master Note Trust
Petro-Canada					0.84%, 7/20/2016(e)	6,000		6,027
5.95%, 5/15/2035	1,830		2,139		Great America Leasing Receivables
Petroleos de Venezuela SA					1.66%, 4/17/2017(c)	2,000		2,011
4.90%, 10/28/2014	550		502		JP Morgan Mortgage Acquisition Corp
5.25%, 4/12/2017	1,015		788		0.32%, 3/25/2037(e)	394		385
5.38%, 4/12/2027	1,110		683		0.39%, 3/25/2037(e)	3,820		2,910
Petroleos Mexicanos					5.45%, 11/25/2036	1,898		1,895
4.88%, 1/24/2022(c)	1,145		1,221		Long Beach Mortgage Loan Trust
5.50%, 1/21/2021	800		890		0.74%, 2/25/2035(e)	954		942
Petroleum Development Corp					Marriott Vacation Club Owner Trust
12.00%, 2/15/2018	1,420		1,534		5.52%, 5/20/2029(c),(e)	541		560
Phillips 66					MSDWCC Heloc Trust
1.95%, 3/5/2015(c)	4,440		4,483		0.43%, 7/25/2017(e)	368		307
4.30%, 4/1/2022(c)	2,345		2,446		Popular ABS Mortgage Pass-Through Trust
Pioneer Natural Resources Co					0.51%, 5/25/2035(e)	1,379		860
7.50%, 1/15/2020	705		869		Residential Asset Mortgage Products Inc
Precision Drilling Corp					0.51%, 7/25/2035(e)	23		22
6.50%, 12/15/2021	310		322					$31,730
6.63%, 11/15/2020	840		876
Reliance Holdings USA Inc					Packaging & Containers - 0.12%
5.40%, 2/14/2022(c)	500		501		Crown Cork & Seal Co Inc
6.25%, 10/19/2040	250		234		7.38%, 12/15/2026	450		470
Samson Investment Co					Plastipak Holdings Inc
					8.50%, 12/15/2015(c)	800		824
9.75%, 2/15/2020(c)	465		485
					10.63%, 8/15/2019(c)	310		353
SandRidge Energy Inc
8.13%, 10/15/2022(c)	720		747		Sealed Air Corp
					8.38%, 9/15/2021(c)	695		789
Statoil ASA
1.80%, 11/23/2016	2,380		2,432					$2,436
TNK-BP Finance SA					Pharmaceuticals - 1.16%
7.25%, 2/2/2020(c)	1,000		1,148		AmerisourceBergen Corp
Total Capital International SA					5.63%, 9/15/2012	200		204
1.50%, 2/17/2017	1,495		1,494		Endo Pharmaceuticals Holdings Inc
Transocean Inc					7.00%, 7/15/2019	395		422
5.05%, 12/15/2016	2,530		2,747		7.25%, 1/15/2022	945		1,013
6.00%, 3/15/2018	110		123		Express Scripts Holding Co/Old
6.38%, 12/15/2021	3,320		3,888		2.75%, 11/21/2014(c)	2,305		2,369
Venoco Inc					3.50%, 11/15/2016(c)	990		1,046
11.50%, 10/1/2017	865		923		3.90%, 2/15/2022(c)	2,580		2,655
Zhaikmunai LLP					6.13%, 11/15/2041(c)	815		947
10.50%, 10/19/2015	150		155		GlaxoSmithKline Capital Inc
			$75,043		5.38%, 4/15/2034	1,670		1,950
Oil & Gas Services - 0.31%					McKesson Corp
Cameron International Corp					3.25%, 3/1/2016	730		787
4.50%, 6/1/2021	1,720		1,879		Merck & Co Inc
7.00%, 7/15/2038	1,055		1,374		5.95%, 12/1/2028	840		1,072
					6.50%, 12/1/2033(e)	1,095		1,510
Cie Generale de Geophysique - Veritas
9.50%, 5/15/2016	185		203		Mylan Inc/PA
					7.88%, 7/15/2020(c)	665		745
Weatherford International Ltd/Bermuda
4.50%, 4/15/2022	1,880		1,941		Teva Pharmaceutical Finance Co BV
5.95%, 4/15/2042	760		788		2.40%, 11/10/2016	3,980		4,130
6.75%, 9/15/2040	125		139		3.65%, 11/10/2021	1,100		1,140
			$6,324		Watson Pharmaceuticals Inc
					5.00%, 8/15/2014	1,980		2,118
Other Asset Backed Securities - 1.54%					Wyeth LLC
Ameriquest Mortgage Securities Inc					5.95%, 4/1/2037	755		969
0.54%, 3/25/2035(e)	9		9		6.00%, 2/15/2036	565		721
Carrington Mortgage Loan Trust								$23,798
0.52%, 12/25/2035(e)	6,172		5,957
Chase Funding Mortgage Loan Asset-Backed					Pipelines - 1.11%
Certificates					Chesapeake Midstream Partners LP / CHKM
0.70%, 12/25/2033(e)	26		24		Finance Corp
0.84%, 7/25/2033(e)	1,462		1,244		5.88%, 4/15/2021	358		340

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2012 (unaudited)

		Principal					Principal
	BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)		Value	(000	's)

	Pipelines (continued)					Retail - 1.07%
	El Paso Corp					AmeriGas Finance LLC/AmeriGas Finance
	7.75%, 1/15/2032	$975		$1,114		Corp
	El Paso Pipeline Partners Operating Co LLC					6.75%, 5/20/2020		$195		$199
	5.00%, 10/1/2021	1,750		1,849		AmeriGas Partners LP/AmeriGas Finance
	Energy Transfer Equity LP					Corp
	7.50%, 10/15/2020	585		648		6.25%, 8/20/2019		570		576
	Energy Transfer Partners LP					AutoNation Inc
	6.05%, 6/1/2041	1,060		1,072		5.50%, 2/1/2020		755		770
	6.50%, 2/1/2042	1,030		1,092		CVS Caremark Corp
	Enterprise Products Operating LLC					3.25%, 5/18/2015		1,105		1,175
	4.85%, 8/15/2042	2,900		2,850		5.75%, 5/15/2041		1,120		1,304
	6.45%, 9/1/2040	5		6		6.60%, 3/15/2019		1,170		1,453
	8.38%, 8/1/2066	3,115		3,380		CVS Pass-Through Trust
	Everest Acquisition LLC/Everest Acquisition					5.77%, 1/10/2033(c)		1,577		1,733
	Finance Inc					5.93%, 1/10/2034(c)		1,482		1,651
	6.88%, 5/1/2019(c)	395		415		7.51%, 1/10/2032(c)		325		403
	9.38%, 5/1/2020(c)	600		639		Lowe's Cos Inc
	Kinder Morgan Energy Partners LP					1.63%, 4/15/2017		1,935		1,936
	5.30%, 9/15/2020	1,070		1,198		4.65%, 4/15/2042		350		355
	5.63%, 9/1/2041	1,130		1,183		Macy's Retail Holdings Inc
	MarkWest Energy Partners LP / MarkWest					5.75%, 7/15/2014		875		958
	Energy Finance Corp					5.90%, 12/1/2016		1,265		1,452
	6.25%, 6/15/2022	1,010		1,063		6.90%, 4/1/2029		145		168
	6.50%, 8/15/2021	210		223		McDonald's Corp
	6.75%, 11/1/2020	105		115		3.70%, 2/15/2042		1,480		1,401
	NGPL PipeCo LLC					Neiman Marcus Group Inc/The
	7.12%, 12/15/2017(c)	240		232		10.38%, 10/15/2015		250		262
	ONEOK Partners LP					Nordstrom Inc
	3.25%, 2/1/2016	2,380		2,512		6.25%, 1/15/2018		1,480		1,821
	Regency Energy Partners LP / Regency Energy					Rite Aid Corp
	Finance Corp					9.75%, 6/12/2016		695		773
	6.50%, 7/15/2021	250		265		Suburban Propane Partners LP/Suburban
	6.88%, 12/1/2018	840		890		Energy Finance Corp
	9.38%, 6/1/2016	1,190		1,303		7.38%, 3/15/2020		520		550
	Transportadora de Gas Internacional SA ESP					Toys R Us Property Co II LLC
	5.70%, 3/20/2022(c)	500		515		8.50%, 12/1/2017		1,125		1,170
				$22,904		Wal-Mart Stores Inc
						5.00%, 10/25/2040		1,665		1,897
	Real Estate - 0.02%									$22,007
	Atlantic Finance Ltd
	10.75%, 5/27/2014(e)	210		230		Savings & Loans - 0.13%
	Franshion Development Ltd					Santander Holdings USA Inc
	6.75%, 4/15/2021	200		184		4.63%, 4/19/2016		2,745		2,736
				$414

	Regional Authority - 0.01%					Semiconductors - 0.26%
	Provincia de Buenos Aires/Argentina					Jazz Technologies Inc
	10.88%, 1/26/2021(c)	400		277		8.00%, 6/30/2015		1,471		1,178
						Samsung Electronics America Inc
						1.75%, 4/10/2017(c)		4,130		4,134
REITS	- 0.83%					STATS ChipPAC Ltd
	Alexandria Real Estate Equities Inc					7.50%, 8/12/2015		105		113
	4.60%, 4/1/2022	2,335		2,345						$5,425
	DDR Corp
	4.75%, 4/15/2018	2,865		2,968		Software - 0.22%
	DuPont Fabros Technology LP					First Data Corp
	8.50%, 12/15/2017	775		854		7.38%, 6/15/2019(c)		1,055		1,079
	Entertainment Properties Trust					Oracle Corp
	7.75%, 7/15/2020	3,570		3,871		5.38%, 7/15/2040		1,615		1,909
	HCP Inc					6.13%, 7/8/2039		475		608
	3.75%, 2/1/2019	4,200		4,233		Serena Software Inc
	Host Hotels & Resorts LP					10.38%, 3/15/2016		930		958
	6.88%, 11/1/2014	123		125						$4,554
	Rayonier Inc
	3.75%, 4/1/2022	1,530		1,516		Sovereign - 1.17%
	Simon Property Group LP					Argentine Republic Government International
	4.75%, 3/15/2042	1,265		1,241		Bond
				$17,153		8.28%, 12/31/2033		295		211
						Australia Government Bond
						5.75%, 5/15/2021	AUD	20		24

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2012 (unaudited)

	Principal						Principal
BONDS (continued)	Amount (000's)		Value	(000	's)	BONDS (continued)	Amount (000's)		Value	(000	's)

Sovereign (continued)						Sovereign (continued)
Austria Government Bond						Panama Government International Bond
4.65%, 1/15/2018	EUR	50		$76		5.20%, 1/30/2020		$400		$465
Belgium Government Bond						Philippine Government International Bond
3.50%, 3/28/2015		140		196		4.00%, 1/15/2021		1,580		1,668
4.25%, 9/28/2021		35		50		Poland Government Bond
Brazilian Government International Bond						5.50%, 4/25/2015	PLN	22		7
8.00%, 1/15/2018		$1,000		1,193		5.75%, 4/25/2014		95		31
Bundesobligation						Republic of Latvia
2.50%, 2/27/2015	EUR	40		56		5.25%, 2/22/2017(c)		$440		452
Bundesrepublik Deutschland						Romanian Government International Bond
2.25%, 9/4/2021		25		35		6.75%, 2/7/2022(c)		290		305
3.50%, 7/4/2019		60		92		Russian Foreign Bond - Eurobond
4.00%, 1/4/2018		5		8		3.25%, 4/4/2017(c)		200		203
4.75%, 7/4/2028		35		61		5.63%, 4/4/2042(c)		600		635
Canadian Government Bond						7.50%, 3/31/2030(e)		1,912		2,292
2.00%, 12/1/2014	CAD	50		51		South Africa Government International Bond
5.75%, 6/1/2033		25		38		5.50%, 3/9/2020		525		597
Colombia Government International Bond						Spain Government Bond
6.13%, 1/18/2041		$160		202		3.40%, 4/30/2014	EUR	30		40
Croatia Government International Bond						4.25%, 10/31/2016		30		39
6.75%, 11/5/2019		150		152		4.65%, 7/30/2025		55		63
Denmark Government Bond						5.50%, 4/30/2021		10		13
4.00%, 11/15/2017	DKK	160		33		Sweden Government Bond
Export Credit Bank of Turkey						4.25%, 3/12/2019	SEK	120		21
5.88%, 4/24/2019(c)		$600		605		6.75%, 5/5/2014		70		12
Finland Government Bond						Switzerland Government Bond
3.38%, 4/15/2020	EUR	30		44		3.75%, 6/10/2015	CHF	12		15
4.25%, 7/4/2015		30		44		Turkey Government International Bond
France Government Bond OAT						5.63%, 3/30/2021		$560		599
3.50%, 4/25/2026		55		74		6.88%, 3/17/2036		1,255		1,421
3.75%, 4/25/2021		55		78		7.25%, 3/15/2015		820		913
4.50%, 4/25/2041		25		38		United Kingdom Gilt
Hungary Government International Bond						2.25%, 3/7/2014	GBP	45		75
4.75%, 2/3/2015		$230		221		2.75%, 1/22/2015		20		34
6.38%, 3/29/2021		278		267		4.25%, 12/7/2040		35		66
Indonesia Government International Bond						4.75%, 12/7/2030		35		71
3.75%, 4/25/2022(c)		300		296		5.00%, 3/7/2025		35		73
4.88%, 5/5/2021		1,340		1,441		Venezuela Government International Bond
5.25%, 1/17/2042		300		308		5.75%, 2/26/2016		$1,300		1,177
Italy Buoni Poliennali Del Tesoro						9.25%, 9/15/2027		1,395		1,235
3.50%, 6/1/2014	EUR	65		86						$24,070
4.25%, 3/1/2020		85		106
4.50%, 3/1/2026		30		35		Student Loan Asset Backed Securities - 0.80%
5.00%, 3/1/2022		35		45		SLM Student Loan Trust
						1.34%, 1/18/2022(c),(e)		9,800		9,817
5.00%, 9/1/2040		15		17		1.37%, 10/25/2017(e)		913		921
6.00%, 5/1/2031		20		26		1.57%, 10/25/2016(e)		1,848		1,866
Japan Government Ten Year Bond						2.16%, 8/15/2016(c),(e)		3,885		3,902
0.80%, 9/20/2020	JPY	7,000		88
1.40%, 6/20/2019		6,000		80						$16,506
1.50%, 12/20/2017		40,000		533		Telecommunications - 2.65%
1.70%, 3/20/2017		31,000		415		America Movil SAB de CV
Japan Government Thirty Year Bond						5.00%, 3/30/2020		515		582
2.00%, 9/20/2040		8,500		109		AT&T Inc
2.30%, 12/20/2035		8,000		110		1.60%, 2/15/2017		2,160		2,167
Japan Government Twenty Year Bond						2.95%, 5/15/2016		2,580		2,739
1.60%, 6/20/2030		2,500		31		5.55%, 8/15/2041		1,795		2,049
1.90%, 3/20/2024		21,200		289		6.15%, 9/15/2034		1,475		1,733
Lithuania Government International Bond						Brasil Telecom SA
5.13%, 9/14/2017		$280		293		5.75%, 2/10/2022(c)		400		410
6.13%, 3/9/2021(c)		295		320		CenturyLink Inc
Mexican Bonos						5.80%, 3/15/2022		185		183
8.00%, 6/11/2020(e)	MXN	390		34		7.65%, 3/15/2042		1,250		1,186
Mexico Government International Bond						Cincinnati Bell Inc
3.63%, 3/15/2022		$690		720		7.00%, 2/15/2015		200		202
4.75%, 3/8/2044		1,750		1,799		Cisco Systems Inc
5.63%, 1/15/2017		386		451		5.90%, 2/15/2039		750		933
Netherlands Government Bond						Clearwire Communications LLC/Clearwire
2.75%, 1/15/2015	EUR	10		14		Finance Inc
4.00%, 7/15/2018		35		53		14.75%, 12/1/2016(c)		335		333

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Telecommunications (continued)					Telecommunications (continued)
Clearwire Communications LLC/Clearwire					Wind Acquisition Finance SA
Finance Inc (continued)					11.75%, 7/15/2017(c)	$980		$963
12.00%, 12/1/2015(c)	$1,495		$1,379		Wind Acquisition Holdings Finance SA
Deutsche Telekom International Finance BV					12.25%, PIK 14.78%, 7/15/2017(c),(g)	1,282		1,119
2.25%, 3/6/2017(c)	1,750		1,737					$54,480
Digicel Group Ltd
8.88%, 1/15/2015	200		201		Toys, Games & Hobbies - 0.04%
9.13%, 1/15/2015(c)	1,600		1,610		Mattel Inc
10.50%, 4/15/2018	330		362		5.45%, 11/1/2041	795		842
Digicel Ltd
8.25%, 9/1/2017(c)	300		313		Transportation - 0.75%
12.00%, 4/1/2014(c)	1,005		1,118		Canadian National Railway Co
Eileme 2 AB					1.45%, 12/15/2016	215		216
11.63%, 1/31/2020	200		206		CSX Corp
11.63%, 1/31/2020(c)	1,280		1,318		4.25%, 6/1/2021	1,400		1,522
Goodman Networks Inc					4.75%, 5/30/2042	1,860		1,866
12.13%, 7/1/2018(c)	790		790		5.50%, 4/15/2041	1,070		1,198
Intelsat Jackson Holdings SA					6.25%, 3/15/2018	1,185		1,435
7.25%, 10/15/2020	340		355		7.38%, 2/1/2019	964		1,227
7.25%, 10/15/2020(c)	390		407		Kansas City Southern de Mexico SA de CV
11.25%, 6/15/2016	290		305		6.13%, 6/15/2021	1,704		1,874
Intelsat Luxembourg SA					8.00%, 2/1/2018	210		234
11.50%, 2/4/2017	3,883		4,049		Navios Maritime Acquisition Corp / Navios
11.25%, 2/4/2017	165		171		Acquisition Finance US Inc
Level 3 Communications Inc					8.63%, 11/1/2017	900		837
11.88%, 2/1/2019	1,479		1,679		Navios Maritime Holdings Inc / Navios
Level 3 Financing Inc					Maritime Finance US Inc
8.13%, 7/1/2019(c)	1,325		1,361		8.88%, 11/1/2017	775		796
10.00%, 2/1/2018	710		777		Norfolk Southern Corp
MTS International Funding Ltd					4.84%, 10/1/2041(c)	850		910
8.63%, 6/22/2020(c)	410		471		PHI Inc
Nextel Communications Inc					8.63%, 10/15/2018	540		554
7.38%, 8/1/2015	2,515		2,440		Ship Finance International Ltd
NII Capital Corp					8.50%, 12/15/2013	1,015		1,012
7.63%, 4/1/2021	1,993		1,854		Swift Services Holdings Inc
10.00%, 8/15/2016	335		375		10.00%, 11/15/2018	1,560		1,704
Qwest Corp								$15,385
6.75%, 12/1/2021	1,860		2,095		TOTAL BONDS			$1,160,036
SBA Tower Trust						Principal
4.25%, 4/15/2015(c)	2,490		2,604
					CONVERTIBLE BONDS - 0.02%	Amount (000's)	Value	(000	's)
Sprint Nextel Corp
7.00%, 3/1/2020(c)	480		490		Telecommunications - 0.02%
9.00%, 11/15/2018(c)	1,445		1,591		Clearwire Communications LLC/Clearwire
9.13%, 3/1/2017(c)	825		819		Finance Inc
Telefonica Emisiones SAU					8.25%, 12/1/2040(c)	615		366
0.86%, 2/4/2013(e)	2,075		2,033
3.73%, 4/27/2015	2,540		2,463		TOTAL CONVERTIBLE BONDS			$366
Telemar Norte Leste SA					SENIOR FLOATING RATE INTERESTS -	Principal
5.50%, 10/23/2020	100		104		2.09%	Amount (000's) Value (000's)
Telemovil Finance Co Ltd
8.00%, 10/1/2017(c)	125		128		Advertising - 0.03%
					Getty Images Inc, Term Loan
UPCB Finance V Ltd					5.25%, 11/3/2016(e)	$535		$537
7.25%, 11/15/2021(c)	400		421
UPCB Finance VI Ltd
6.88%, 1/15/2022(c)	690		709		Automobile Manufacturers - 0.03%
Verizon Communications Inc					Chrysler Group LLC, Term Loan B
2.00%, 11/1/2016	510		522		5.22%, 5/30/2017(e)	567		577
6.25%, 4/1/2037	705		861
Verizon Global Funding Corp
7.75%, 12/1/2030	140		193		Automobile Parts & Equipment - 0.01%
					HHI Holdings LLC, Term Loan B
Vimpel Communications Via VIP Finance					7.00%, 3/18/2017(e)	307		307
Ireland Ltd OJSC
9.13%, 4/30/2018(c)	200		220
VimpelCom Holdings BV					Chemicals - 0.06%
7.50%, 3/1/2022	450		437		AZ Chemical US Inc, Term Loan B
Virgin Media Finance PLC					3.21%, 12/6/2017(e)	606		616
5.25%, 2/15/2022	190		190		Ineos US Finance LLC, PIK Term Loan C2
Vivendi SA					8.00%, PIK 0.00%, 12/16/2014(e),(g)	44		46
4.75%, 4/12/2022(c)	750		723

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2012 (unaudited)

	SENIOR FLOATING RATE INTERESTS	Principal			SENIOR FLOATING RATE INTERESTS	Principal
	(continued)	Amount (000's) Value (000's)			(continued)	Amount (000's) Value (000's)

	Chemicals (continued)				Healthcare - Products - 0.01%
	Taminco Global Chemical Corp, Term Loan				Kinetic Concepts Inc, Term Loan B1
	B				7.00%, 4/20/2018(e)	$155	$158
	6.25%, 1/27/2019(e)	$650	$655

			$1,317		Healthcare - Services - 0.09%
	Commercial Services - 0.18%				Aurora Diagnostics LLC, Term Loan B
	Interactive Data Corp, Term Loan				6.25%, 4/20/2016(e)	280	278
	4.50%, 2/11/2018(e)	445	446		HCA Inc, Term Loan B3
	United Rentals Inc, Bridge Loan				3.49%, 5/1/2018(e)	410	403
	0.00%, 12/15/2012(d),(e),(h),(i)	1,300	1,300		IASIS Healthcare LLC / IASIS Capital Corp,
	0.00%, 12/15/2012(d),(e),(h),(i)	1,902	1,902		Term Loan
			$3,648		5.00%, 5/3/2018(e)	183	184
					Multiplan Inc, Term Loan B-NEW
	Computers - 0.01%				4.68%, 8/26/2017(e)	506	504
	Spansion LLC, Term Loan B-EXIT				Radnet Management Inc, Term Loan B
	4.75%, 2/9/2015(e)	218	218		5.75%, 4/6/2016(e)	533	528
							$1,897

	Consumer Products - 0.02%				Insurance - 0.21%
	Reynolds Group Holdings Inc, Term Loan C				Asurion LLC, Term Loan
	6.50%, 8/9/2018(e)	517	523
					9.00%, 5/10/2019(e)	1,530	1,551
					Asurion LLC, Term Loan B
	Diversified Financial Services - 0.08%				5.50%, 5/10/2018(e)	1,462	1,463
	Nuveen Investments Inc, Term Loan				CNO Financial Group Inc, Term Loan B1
	8.25%, 2/23/2019(e)	600	612		6.25%, 9/30/2016(e)	420	421
	Nuveen Investments Inc, Term Loan EXT				Lone Star Intermediate Super Holdings LLC,
	5.87%, 5/13/2017(e)	487	486		Term Loan
	Springleaf Financial Funding Co, Term Loan				11.00%, 8/16/2019(e)	915	939
	5.50%, 5/10/2017(e)	535	507				$4,374
			$1,605		Internet - 0.07%
	Electric - 0.12%				Open Solutions Inc, Term Loan B
	Dynegy Power LLC, Term Loan				2.60%, 1/23/2014(e)	936	895
	9.25%, 8/5/2016(e)	1,085	1,134		Zayo Group LLC, Term Loan B
	NRG Energy Inc, Term Loan B				7.00%, 11/7/2016(e)	484	483
	4.00%, 5/5/2018(e)	447	447				$1,378
	Texas Competitive Electric Holdings Co LLC,
	Term Loan NON-EXT				Lodging - 0.14%
	3.74%, 10/10/2014(e)	1,753	1,004		Ameristar Casinos Inc, Term Loan B
					4.00%, 4/16/2018(e)	183	184
			$2,585		Caesars Entertainment Operating Co Inc, Term
	Electronics - 0.05%				Loan B4
	Viasystems Inc, Bridge Loan				9.50%, 10/31/2016(e)	1,069	1,097
	0.00%, 4/15/2013(d),(e),(h),(i)	1,000	1,000		Caesars Entertainment Operating Co Inc, Term
					Loan B6
					5.49%, 1/28/2018(e)	1,708	1,563
	Entertainment - 0.14%						$2,844
	CCM Merger Inc, Term Loan B
	6.00%, 2/1/2017(e)	1,703	1,706		Machinery - Diversified - 0.04%
	Summit Entertainment LLC, Term Loan B				Edwards Cayman Islands II Ltd, Term Loan
	6.75%, 9/7/2016(e)	1,294	1,294		5.50%, 5/31/2016(e)	741	736
			$3,000

Food	- 0.04%			Media	- 0.10%
	Pinnacle Foods Finance LLC / Pinnacle Foods				Cumulus Media Holdings Inc, Term Loan
	Finance Corp, Term Loan B-OLD				7.50%, 1/14/2019(e)	230	234
	3.77%, 4/2/2014(e)	199	199		Cumulus Media Holdings Inc, Term Loan B
	Pinnacle Foods Finance LLC / Pinnacle Foods				5.75%, 6/15/2018(e)	254	256
	Finance Corp, Term Loan E				Kabel Deutschland Vertrieb und Service
	0.00%, 9/29/2018(e),(h)	320	320		GmbH, Term Loan F
	6.50%, 9/29/2018(e)	285	285		4.25%, 1/30/2019(e)	380	379
			$804		Univision Communications Inc, Term Loan B-
					NONEXT
	Forest Products & Paper - 0.10%				2.24%, 9/29/2014(e)	109	107
	Exopack LLC, Term Loan B				Univision Communications Inc, Term Loan
	6.50%, 5/6/2017(e)	824	820
					EXT
	NewPage Corp, DIP Term Loan				4.49%, 3/31/2017(e)	1,263	1,179
	8.00%, 3/8/2013(e)	1,275	1,285
							$2,155
			$2,105

See accompanying notes

     Schedule of Investments Bond & Mortgage Securities Fund April 30, 2012 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal				U.S. GOVERNMENT & GOVERNMENT	Principal
(continued)	Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)

Metal Fabrication & Hardware - 0.05%					Federal Home Loan Mortgage Corporation (FHLMC)
					(continued)
Schaeffler AG, Term Loan C2					2.78%, 5/1/2037(e),(j)	$459		$493
6.00%, 2/14/2017(e)	$1,025		$1,028
					4.00%, 10/1/2041(j)	3,250		3,436
					4.50%, 4/1/2031(j)	5,784		6,176
Oil & Gas - 0.06%					4.50%, 6/1/2040(j)	3,058		3,343
SandRidge Energy Inc, Bridge Loan					4.50%, 8/1/2040(j)	456		495
0.00%, 2/1/2013(d),(e),(h),(i)	1,300		1,300		4.50%, 1/1/2041(j)	6,247		6,829
					4.50%, 4/1/2041(j)	19,037		20,359
					5.00%, 3/1/2018(j)	1,305		1,407
Pharmaceuticals - 0.04%					5.00%, 5/1/2018(j)	882		955
Grifols Inc, Term Loan B					5.00%, 10/1/2018(j)	667		721
1.00%, 6/1/2017(e)	513		513
					5.00%, 1/1/2019(j)	987		1,069
NBTY Inc, Term Loan B1					5.00%, 6/1/2031(j)	3,179		3,444
4.25%, 10/1/2017(e)	227		227
					5.00%, 8/1/2040(j)	6,547		7,179
			$740		5.08%, 7/1/2034(e),(j)	63		68
Pipelines - 0.11%					5.50%, 3/1/2018(j)	258		281
Everest Acquisition LLC, Bridge Loan					5.50%, 8/1/2023(j)	2,196		2,403
0.00%, 3/29/2013(d),(e),(h),(i)	1,000		1,000		5.50%, 6/1/2024(j)	313		344
Everest Acquisition LLC, Term Loan					5.50%, 4/1/2033(j)	120		131
0.00%, 4/10/2018(e),(h)	725		732		5.50%, 5/1/2033(j)	351		385
Ruby Pipeline LLC, Term Loan					5.50%, 10/1/2033(j)	271		301
0.00%, 2/15/2017(d),(e),(h),(i)	500		500		5.50%, 12/1/2033(j)	2,239		2,484
			$2,232		5.50%, 11/1/2036(j)	2,430		2,674
					5.50%, 4/1/2038(j)	1,558		1,714
REITS - 0.04%					5.50%, 8/1/2038(j)	1,731		1,932
iStar Financial Inc, Term Loan A1					5.50%, 3/1/2040(j)	2,666		2,932
5.25%, 6/28/2013(e)	265		265		6.00%, 7/1/2017(j)	54		59
iStar Financial Inc, Term Loan A2					6.00%, 3/1/2022(j)	202		223
7.00%, 6/30/2014(e)	525		525		6.00%, 7/1/2023(j)	836		927
			$790		6.00%, 6/1/2028(j)	12		14
					6.00%, 1/1/2029(j)	4		4
Retail - 0.09%					6.00%, 3/1/2031(j)	27		31
DineEquity Inc, Term Loan B1					6.00%, 4/1/2031(j)	3		3
4.25%, 10/19/2017 (e)	453		454		6.00%, 12/1/2031(j)	165		185
Dollar GeneralCorp,Term Loan B2					6.00%, 12/1/2032(j)	160		179
2.99%, 7/6/2014 (e)	152		152		6.00%, 2/1/2033(j)	246		276
Dunkin' Brands Inc, Term Loan B					6.00%, 12/1/2033(j)	214		240
5.25%,11/23/2017 (e)	489		489		6.00%, 10/1/2036(e),(j)	1,729		1,927
Neiman Marcus Group Inc/The, Term Loan					6.00%, 12/1/2037(e),(j)	2,467		2,749
4.75%, 4/25/2018 (e)	525		525		6.00%, 1/1/2038(j)	1,637		1,835
OSI Restaurant Partners LLC, Term Loan					6.00%, 1/1/2038(e),(j)	275		306
2.56%, 6/14/2014 (e)	247		244		6.00%, 7/1/2038(j)	7,007		7,856
			$1,864		6.50%, 6/1/2017(j)	145		161
Semiconductors - 0.03%					6.50%, 3/1/2029(j)	3		4
Freescale Semiconductor Inc, Term Loan					6.50%, 3/1/2029(j)	22		26
4.49%, 12/1/2016(e)	543		532		6.50%, 5/1/2029(j)	36		41
					6.50%, 4/1/2031(j)	18		21
					6.50%, 6/1/2031(j)	1		3
Software - 0.06%					6.50%, 9/1/2031(j)	12		14
First Data Corp, Term Loan EXT-NEW					6.50%, 2/1/2032(j)	11		13
5.24%, 3/24/2017(e)	1,299		1,240
					6.50%, 2/1/2032(j)	18		20
					6.50%, 5/1/2032(j)	43		49
Telecommunications - 0.08%					6.50%, 4/1/2035(j)	447		507
Intelsat Jackson Holdings SA, Term Loan					6.50%, 10/1/2035(j)	209		237
3.24%, 2/1/2014(e)	885		873		7.00%, 12/1/2029(j)	16		19
Intelsat Jackson Holdings SA, Term Loan B-					7.00%, 6/1/2030(j)	26		31
NEW					7.00%, 12/1/2030(j)	21		24
5.25%, 4/6/2018(e)	94		94		7.00%, 6/1/2031(j)	1		1
Level 3 Financing Inc, Term Loan A-OLD					7.00%, 9/1/2031(j)	5		6
2.62%, 10/31/2018(e)	330		327		7.50%, 9/1/2030(j)	6		6
UPC Financing Partnership, Term Loan AB					7.50%, 9/1/2030(j)	5		6
4.75%, 12/31/2017(e)	390		391		7.50%, 1/1/2031(j)	29		36
			$1,685		7.50%, 3/1/2031(j)	8		10
TOTAL SENIOR FLOATING RATE INTERESTS			$43,179		7.50%, 2/1/2032(j)	15		19
U.S. GOVERNMENT & GOVERNMENT	Principal				8.00%, 9/1/2030(j)	120		136
AGENCY OBLIGATIONS - 46.38%	Amount (000's)	Value	(000	's)				$89,989

Federal Home Loan Mortgage Corporation (FHLMC) -					Federal National Mortgage Association (FNMA) - 19.87%
4.37%					1.92%, 10/1/2034(e),(j)	295		308
2.28%, 12/1/2035(e),(j)	$81		$86
					2.27%, 1/1/2033(e),(j)	224		236
2.49%, 1/1/2034(e),(j)	136		144

See accompanying notes

     Schedule of Investments Bond & Mortgage Securities Fund April 30, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal				U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)

Federal National Mortgage Association (FNMA) (continued)					Federal National Mortgage Association (FNMA) (continued)
2.27%, 9/1/2038(e),(j)	$4,015		$4,248		6.00%, 5/1/2038(j)	$792		$884
2.35%, 7/1/2033(e),(j)	1,922		2,038		6.00%, 5/1/2038(j)	1,307		1,459
2.35%, 7/1/2034(e),(j)	580		614		6.00%, 8/1/2038(j)	1,221		1,371
2.36%, 8/1/2035(e),(j)	31		33		6.00%, 8/1/2038(j)	3,025		3,398
2.47%, 12/1/2032(e),(j)	234		249		6.00%, 12/1/2038(j)	9,489		10,596
2.49%, 8/1/2035(e),(j)	392		417		6.50%, 7/1/2016(j)	8		9
2.50%, 6/1/2027(j),(k)	44,000		44,928		6.50%, 2/1/2017(j)	20		23
2.62%, 4/1/2036(e),(j)	406		435		6.50%, 3/1/2017(j)	12		13
2.72%, 2/1/2036(e),(j)	40		41		6.50%, 4/1/2017(j)	4		4
2.77%, 3/1/2035(e),(j)	6,219		6,627		6.50%, 8/1/2017(j)	147		164
2.80%, 3/1/2035(e),(j)	496		530		6.50%, 5/1/2022(j)	20		23
2.86%, 4/1/2033(e),(j)	332		352		6.50%, 12/1/2031(j)	9		10
3.00%, 6/1/2027(j),(k)	15,300		15,926		6.50%, 2/1/2032(j)	10		11
3.35%, 4/1/2041(e),(j)	3,453		3,632		6.50%, 2/1/2032(j)	14		16
3.50%, 12/1/2025(j)	4,485		4,781		6.50%, 4/1/2032(j)	16		18
3.50%, 5/1/2027(j),(k)	1,950		2,057		6.50%, 6/1/2032(j)	4		5
3.50%, 1/1/2041(j)	624		649		6.50%, 8/1/2032(j)	72		83
3.50%, 3/1/2042(j)	5,682		5,928		6.50%, 7/1/2037(j)	1,914		2,189
4.00%, 8/1/2020(j)	6,027		6,413		6.50%, 7/1/2037(j)	1,259		1,440
4.00%, 5/1/2027(j),(k)	3,350		3,563		6.50%, 12/1/2037(j)	2,902		3,280
4.00%, 2/1/2031(j)	1,691		1,812		6.50%, 2/1/2038(j)	1,353		1,539
4.00%, 2/1/2031(j)	1,487		1,593		6.50%, 3/1/2038(j)	826		940
4.00%, 4/1/2031(j)	2,678		2,869		6.50%, 9/1/2038(j)	4,478		5,092
4.00%, 6/1/2031(j)	4,434		4,751		7.00%, 2/1/2032(j)	47		56
4.00%, 11/1/2040(j)	7,028		7,508		7.00%, 3/1/2032(j)	89		106
4.00%, 12/1/2040(j)	6,477		6,948		7.50%, 8/1/2032(j)	39		47
4.00%, 12/1/2040(j)	13,932		14,906					$409,111
4.00%, 2/1/2042(j)	8,507		9,011		Government National Mortgage Association (GNMA) -
4.00%, 5/1/2042(j),(k)	12,000		12,692		6.25%
4.50%, 5/1/2031(j)	12,900		13,820		4.00%, 10/15/2041	8,144		8,848
4.50%, 12/1/2039(j)	176		189		4.00%, 5/1/2042(k)	17,500		18,927
4.50%, 5/1/2040(j)	3,158		3,464		4.50%, 6/20/2025	15,290		16,617
4.50%, 5/1/2040(j)	3,705		4,041		4.50%, 1/20/2042	22,274		24,469
4.50%, 7/1/2040(j)	2,503		2,730		4.50%, 5/1/2042(k)	8,410		9,198
4.50%, 8/1/2040(j)	544		584		5.00%, 11/15/2033	7,121		7,937
4.50%, 1/1/2041(j)	2,760		3,010		5.00%, 6/15/2034	160		178
4.50%, 2/1/2041(j)	34,640		37,782		5.00%, 6/20/2040	4,137		4,587
4.50%, 9/1/2041(j)	2,462		2,644		5.00%, 7/20/2040	2,130		2,368
4.50%, 5/1/2042(j),(k)	5,406		5,788		5.00%, 9/20/2041	2,825		3,136
5.00%, 3/1/2018(j)	411		447		5.00%, 4/1/2042(k)	4,755		5,268
5.00%, 5/1/2020(j)	458		502		5.50%, 10/15/2033	2,358		2,659
5.00%, 4/1/2036(j)	7,326		7,961		5.50%, 5/20/2035	354		395
5.00%, 12/1/2039(j)	333		369		5.50%, 2/15/2038	4,001		4,473
5.00%, 2/1/2040(j)	782		858		5.50%, 7/20/2038	4,154		4,635
5.00%, 4/1/2040(j)	1,731		1,898		5.50%, 7/15/2039	798		892
5.00%, 5/1/2041(j)	7,647		8,353		6.00%, 7/20/2028	126		142
5.00%, 5/1/2042(j),(k)	53,550		58,152		6.00%, 11/20/2028	99		113
5.32%, 10/1/2036(e),(j)	577		621		6.00%, 1/20/2029	109		124
5.50%, 9/1/2017(j)	63		69		6.00%, 7/20/2029	25		28
5.50%, 10/1/2017(j)	100		110		6.00%, 8/15/2031	45		51
5.50%, 6/1/2020(j)	1,716		1,879		6.00%, 1/15/2032	13		15
5.50%, 9/1/2020(j)	1,915		2,112		6.00%, 2/15/2032	166		190
5.50%, 2/1/2023(j)	205		226		6.00%, 2/15/2033	87		99
5.50%, 6/1/2023(j)	841		928		6.00%, 12/15/2033	120		137
5.50%, 7/1/2023(j)	15		16		6.00%, 3/15/2039	2,834		3,216
5.50%, 7/1/2033(j)	743		819		6.00%, 4/1/2042(k)	8,050		9,084
5.50%, 9/1/2033(j)	785		865		6.50%, 3/20/2028	19		22
5.50%, 8/1/2036(j)	5,894		6,479		6.50%, 5/20/2029	17		19
5.50%, 2/1/2037(j)	483		533		6.50%, 2/20/2032	9		10
5.50%, 4/1/2038(j)	16,411		18,117		6.50%, 10/15/2032	62		72
5.50%, 12/1/2038(j)	7,733		8,547		6.50%, 12/15/2032	361		422
5.50%, 1/1/2040(j)	3,046		3,363		7.00%, 4/15/2031	1		1
5.50%, 5/1/2040(j)	2,491		2,750		7.00%, 6/15/2031	34		40
5.50%, 5/1/2040(j)	2,198		2,418		7.00%, 7/15/2031	5		6
6.00%, 10/1/2021(j)	1,141		1,251		7.00%, 6/15/2032	183		218
6.00%, 2/1/2023(j)	78		86		8.00%, 1/20/2031	12		14
6.00%, 5/1/2032(j)	19		21					$128,610
6.00%, 12/1/2036(e),(j)	1,886		2,039
6.00%, 2/1/2038(e),(j)	3,975		4,399		U.S. Treasury - 15.89%
					0.13%, 8/31/2013	3,625		3,620

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2012 (unaudited)

						(d)	Market value is determined in accordance with procedures established in
						good faith by the Board of Directors. At the end of the period, the value of
	U.S. GOVERNMENT & GOVERNMENT	Principal				these securities totaled $19,496 or 0.95% of net assets.
	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)	(e) Variable Rate. Rate shown is in effect at April 30, 2012.
	U.S. Treasury (continued)					(f) Security purchased on a when-issued basis.
	0.38%, 7/31/2013	$150		$150		(g)	Payment in kind; the issuer has the option of paying additional securities
	0.38%, 4/15/2015	1,150		1,150		in lieu of cash.
	1.00%, 8/31/2016	22,770		23,090		(h)	This Senior Floating Rate Note will settle after April 30, 2012, at which
	1.00%, 3/31/2017	9,400		9,494		time the interest rate will be determined.
	1.25%, 10/31/2015	35,100		36,008		(i)	All or a portion of the loan is unfunded. See Notes to Financial Statements
	1.38%, 1/15/2013	20,000		20,168		for additional information.
	1.38%, 12/31/2018	10,000		10,096		(j)	This entity was put into conservatorship by the US Government in 2008.
	1.50%, 7/31/2016	20,465		21,181		See Notes to Financial Statements for additional information.
	1.88%, 8/31/2017	22,925		24,066		(k)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
	2.00%, 2/15/2022	26,735		26,936		Notes to Financial Statements for additional information.
	2.63%, 4/30/2016	300		324
	2.63%, 1/31/2018	10,000		10,909
	2.63%, 8/15/2020	23,270		25,117		Unrealized Appreciation (Depreciation)
	2.75%, 2/15/2019	40		44		The net federal income tax unrealized appreciation (depreciation) and federal tax
	3.13%, 5/15/2019	545		612		cost of investments held as of the period end were as follows:
	3.13%, 11/15/2041	4,515		4,529
	3.25%, 12/31/2016	100		111		Unrealized Appreciation	$79,361
	4.00%, 8/15/2018	27,650		32,538		Unrealized Depreciation	(16,778)
	4.38%, 5/15/2040	14,500		18,177		Net Unrealized Appreciation (Depreciation)	$62,583
	4.50%, 2/15/2036	13,500		17,154		Cost for federal income tax purposes	$2,180,364
	4.75%, 2/15/2041	110		146
	5.38%, 2/15/2031	40		56		All dollar amounts are shown in thousands (000's)
	6.00%, 2/15/2026	26,000		36,989
	6.13%, 8/15/2029	25		37		Portfolio Summary (unaudited)
	6.75%, 8/15/2026	3,000		4,568		Sector	Percent
				$327,270		Mortgage Securities	38 .16%
	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY					Government	17 .07%
	OBLIGATIONS			$954,980		Financial	16 .65%
		Maturity				Asset Backed Securities	7.70%
	REPURCHASE AGREEMENTS - 4.07%	Amount (000's)	Value	(000	's)	Communications	6.29%
Banks	- 4.07%					Consumer, Non-cyclical	6.13%
	Investment in Joint Trading Account; Credit	$17,707		$17,707		Energy	5.55%
	Suisse Repurchase Agreement; 0.16%					Consumer, Cyclical	3.00%
	dated 04/30/12 maturing 05/01/12					Basic Materials	2.42%
	(collateralized by US Government					Industrial	2.32%
	Securities; $18,061,123; 0.00% - 11.25%;					Utilities	2.25%
	dated 02/15/15 - 08/15/39)					Technology	1.36%
	Investment in Joint Trading Account; Deutsche	34,550		34,550		Diversified	0.03%
	Bank Repurchase Agreement; 0.20% dated					Liabilities in Excess of Other Assets, Net	(8.93)%
	04/30/12 maturing 05/01/12 (collateralized					TOTAL NET ASSETS	100.00%
	by US Government Securities;
	$35,241,212; 0.00% - 8.20%; dated
	05/01/12 - 07/15/37)
	Investment in Joint Trading Account; JP	12,956		12,957
	Morgan Repurchase Agreement; 0.18%
	dated 04/30/12 maturing 05/01/12
	(collateralized by US Government
	Securities; $13,215,449; 0.00% - 8.38%;
	dated 02/08/13 - 04/23/32)
	Investment in Joint Trading Account; Merrill	18,490		18,490
	Lynch Repurchase Agreement; 0.17%
	dated 04/30/12 maturing 05/01/12
	(collateralized by US Government Security;
	$18,859,948; 1.50%; dated 07/31/16)
				$83,704
	TOTAL REPURCHASE AGREEMENTS			$83,704
	Total Investments			$2,242,947
	Liabilities in Excess of Other Assets, Net - (8.93)%			$(183,871)
	TOTAL NET ASSETS - 100.00%			$2,059,076

(a)	Non-Income Producing Security
(b)	Security is Illiquid
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $279,882 or 13.59% of net assets.

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2012 (unaudited)

Credit Default Swaps

Buy Protection
		(Pay)/				Upfront		Unrealized
		Receive	Expiration	Notional	Market	Premiums		Appreciation/
Counterparty (Issuer)	Reference Entity	Fixed Rate	Date	Amount	Value )	Paid/(Received		(Depreciation)
Barclays Bank PLC	CDX.NA.HY.17	(5.00)%	12/20/2016	$22,310	$485		$1,158	$(673)
Barclays Bank PLC	CDX.NA.HY.18	(5.00)%	6/20/2017	47,500	1,574		2,556	(982)
Barclays Bank PLC	CMBX.NA.AAA.1	(0.10)%	10/12/2052	6,250	243		345	(102)
Total					$2,302		$4,059	$(1,757)

All dollar amounts are shown in thousands (000's)

Foreign Currency Contracts

Foreign Currency Sale								Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Value	Appreciation/(Depreciation)
Australian Dollar	JP Morgan Securities	6/15/2012		56,500	$59	$59		$—
British Pound	JP Morgan Securities	6/15/2012	216,016		339	350		(11)
Canadian Dollar	JP Morgan Securities	6/15/2012	117,482		118	119		(1)
Danish Krone	JP Morgan Securities	6/15/2012	199,171		35	35		—
Euro	JP Morgan Securities	6/15/2012	1,173,341		1,539	1,553		(14)
Japanese Yen	JP Morgan Securities	6/15/2012	143,729,543		1,738	1,801		(63)
Mexican Peso	JP Morgan Securities	6/15/2012	491,268		39	38		1
Polish Zloty	JP Morgan Securities	6/15/2012	130,804		41	41		—
Swedish Krona	JP Morgan Securities	6/15/2012	259,345		39	39		—
Swiss Franc	JP Morgan Securities	6/15/2012		14,478	16	16		—
Total								$(88)

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments Core Plus Bond Fund I

April 30, 2012 (unaudited)

	CONVERTIBLE PREFERRED STOCKS -							Principal
	0.20%	Shares Held		Value	(000	's)	BONDS (continued)	Amount (000's)		Value	(000	's)

Banks	- 0.20%						Banks (continued)
	Wells Fargo & Co		5,800		$6,496		Commonwealth Bank of Australia
							0.89%, 07/12/2013(a),(b)		$13,900		$13,962
	TOTAL CONVERTIBLE PREFERRED STOCKS				$6,496		Credit Agricole SA
		Principal					7.59%, 01/29/2049(a)	GBP	1,400		1,580
BONDS	- 37.58%	Amount (000's) Value (000's)					8.38%, 10/13/2049(a),(b)		$16,500		14,520
							Credit Suisse/New York NY
	Agriculture - 0.06%						2.20%, 01/14/2014		1,700		1,719
	UST LLC						Danske Bank A/S
	5.75%, 03/01/2018		$1,700		$1,908		2.50%, 05/10/2012(b)		4,100		4,101
							Dexia Credit Local SA
	Airlines - 0.02%						0.95%, 04/29/2014(a),(b)		8,700		8,129
	UAL 2009-1 Pass Through Trust						DNB Bank ASA
	10.40%, 11/01/2016		691		792		3.20%, 04/03/2017(b)		3,600		3,638
							Export-Import Bank of Korea
							4.00%, 01/29/2021		800		799
Banks	- 12.26%						5.13%, 06/29/2020		1,400		1,522
	Ally Financial Inc						5.88%, 01/14/2015		8,000		8,719
	3.71%, 02/11/2014(a)		12,900		12,713
							Fifth Third Bancorp
	6.75%, 12/01/2014		300		316		0.89%, 12/20/2016(a)		1,600		1,491
	7.50%, 09/15/2020		1,300		1,449		Goldman Sachs Group Inc/The
	8.30%, 02/12/2015		5,000		5,488		1.38%, 05/23/2016(a)	EUR	1,300		1,533
	American Express Bank FSB						5.25%, 07/27/2021		$200		202
	6.00%, 09/13/2017		4,700		5,551		6.25%, 09/01/2017		1,800		1,958
	American Express Centurion Bank						6.75%, 10/01/2037		1,400		1,385
	5.55%, 10/17/2012		1,300		1,329		HSBC Bank PLC
	Australia & New Zealand Banking Group Ltd						2.00%, 01/19/2014(b)		1,800		1,805
	2.13%, 01/10/2014(b)		5,100		5,174
							HSBC USA Inc
	Banco Santander Brasil SA/Brazil						2.38%, 02/13/2015		4,600		4,650
	4.25%, 01/14/2016(b)		2,900		2,842
	(b)						Intesa Sanpaolo SpA
	4.50%, 04/06/2015		500		500		2.89%, 02/24/2014(a),(b)		4,100		3,991
	Banco Santander Chile						Intesa Sanpaolo SpA/New York NY
	2.07%, 01/19/2016(a),(b)		2,100		2,005
							2.38%, 12/21/2012		14,500		14,295
	Bank of America Corp						JP Morgan Chase & Co
	4.50%, 04/01/2015		10,000		10,336		7.90%, 04/29/2049(a)		2,100		2,301
	6.50%, 08/01/2016		10,100		11,043		JP Morgan Chase Bank NA
	Bank of Montreal						0.80%, 06/13/2016(a)		3,500		3,270
	2.85%, 06/09/2015(b)		1,800		1,904
							KeyCorp
	Bank of Nova Scotia						6.50%, 05/14/2013		800		845
	1.65%, 10/29/2015(b)		1,900		1,937
	1.95%, 01/30/2017(b)		200		204		Korea Development Bank/The
							4.38%, 08/10/2015		7,400		7,830
	Barclays Bank PLC						8.00%, 01/23/2014		2,000		2,194
	0.67%, 09/11/2017(a)		1,300		1,267
	1.21%, 05/30/2017(a)	EUR	1,200		1,585		Lloyds TSB Bank PLC
							4.88%, 01/21/2016		1,100		1,142
	2.38%, 01/13/2014		$1,900		1,913		5.80%, 01/13/2020(b)		18,100		18,762
	6.05%, 12/04/2017(b)		4,300		4,314		12.00%, 12/31/2049(b)		12,200		12,881
	BBVA Bancomer SA/Texas						Morgan Stanley
	4.50%, 03/10/2016(b)		1,100		1,100		0.77%, 01/09/2014(a)		1,200		1,141
	6.50%, 03/10/2021(b)		2,300		2,323		1.45%, 04/29/2013(a)		11,200		11,053
	BPCE SA						5.95%, 12/28/2017		2,700		2,776
	2.38%, 10/04/2013(b)		700		689
	12.50%, 08/29/2049(b),(c)		8,000		8,398		7.30%, 05/13/2019		1,800		1,932
							National Bank of Canada
	Capital One Capital V						2.20%, 10/19/2016(b)		700		726
	10.25%, 08/15/2039		10,000		10,425		Nordea Bank AB
	CIT Group Inc						2.13%, 01/14/2014(b)		800		800
	5.25%, 04/01/2014(b)		800		824		4.88%, 01/27/2020(b)		10,900		11,758
	Citigroup Inc						Regions Bank/Birmingham AL
	0.74%, 06/09/2016(a)		300		260
	0.96%, 06/28/2013(a)	EUR	2,300		3,017		7.50%, 05/15/2018		15,500		17,515
	1.92%, 01/13/2014(a)		$10,600		10,500		Regions Financial Corp
	2.51%, 08/13/2013(a)		2,200		2,212		7.38%, 12/10/2037		500		490
							Royal Bank of Scotland PLC/The
	3.63%, 11/30/2017	EUR	2,300		2,611		2.00%, 03/30/2015(a),(c)	CAD	2,000		1,795
	4.88%, 05/07/2015		$2,200		2,275		2.63%, 05/11/2012(b)		$21,900		21,900
	5.50%, 08/27/2012		400		406		3.95%, 09/21/2015		1,400		1,419
	5.50%, 10/15/2014		10,400		11,083		Santander Issuances SAU
	5.63%, 08/27/2012		600		608		7.30%, 07/27/2019(a)	GBP	9,050		12,888
	6.00%, 08/15/2017		5,058		5,606		Societe Generale SA
	6.13%, 05/15/2018		100		111		5.92%, 04/29/2049(a),(b)		$500		374
	6.40%, 03/27/2013	EUR	1,700		2,339		Sumitomo Mitsui Banking Corp
	8.50%, 05/22/2019		$2,500		3,106		1.95%, 01/14/2014(b)		2,200		2,222

See accompanying notes

Schedule of Investments Core Plus Bond Fund I

April 30, 2012 (unaudited)

	Principal							Principal
BONDS (continued)	Amount (000's)		Value	(000	's)		BONDS (continued)	Amount (000's)	Value	(000	's)

Banks (continued)							Diversified Financial Services (continued)
Turkiye Garanti Bankasi AS							SteelRiver Transmission Co LLC
2.97%, 04/20/2016(a),(b)		$1,100		$1,022			4.71%, 06/30/2017(b),(c)	$2,946		$3,050
USB Capital IX							Stone Street Trust
3.50%, 04/15/2049(a)		3,600		2,744			5.90%, 12/15/2015(b)	6,000		6,048
Wells Fargo & Co							Sydney Airport Finance Co Pty Ltd
4.38%, 01/31/2013		1,200		1,234			5.13%, 02/22/2021(b)	500		515
7.98%, 03/29/2049(a)		23,000		24,955						$149,267
Westpac Banking Corp
3.59%, 08/14/2014(b)		2,000		2,113			Electric - 0.60%
				$399,844			Centrais Eletricas Brasileiras SA
							6.88%, 07/30/2019(b)	1,600		1,876
Beverages - 0.44%							Cleco Power LLC
Anheuser-Busch InBev Worldwide Inc							6.00%, 12/01/2040	6,300		7,139
4.13%, 01/15/2015		7,900		8,572			Duke Energy Carolinas LLC
Coca-Cola Enterprises Inc							5.75%, 11/15/2013	2,300		2,478
1.13%, 11/12/2013		5,800		5,827			Enel Finance International NV
				$14,399			6.80%, 09/15/2037(b)	2,800		2,636
							Entergy Corp
Chemicals - 0.13%							3.63%, 09/15/2015	4,500		4,592
Braskem Finance Ltd							Korea Hydro & Nuclear Power Co Ltd
5.75%, 04/15/2021(b)		900		937
							6.25%, 06/17/2014	900		972
PPG Industries Inc										$19,693
1.90%, 01/15/2016		3,100		3,132
				$4,069			Finance - Mortgage Loan/Banker - 4.34%
							Fannie Mae
Commercial Services - 0.13%							0.38%, 03/16/2015	24,300		24,220
President and Fellows of Harvard College							0.50%, 05/27/2015	4,800		4,794
6.00%, 01/15/2019(b)		500		623
6.50%, 01/15/2039(b)		2,400		3,507			1.13%, 04/27/2017	19,700		19,784
							1.25%, 01/30/2017	42,600		43,121
				$4,130			1.38%, 11/15/2016	100		102
Diversified Financial Services - 4.58%							5.00%, 02/13/2017	2,200		2,607
Banque PSA Finance SA							5.00%, 05/11/2017	1,900		2,264
2.37%, 04/04/2014(a),(b)		4,300		4,155			5.25%, 09/15/2016	800		949
Bear Stearns Cos LLC/The							5.38%, 07/15/2016	3,000		3,563
7.25%, 02/01/2018		2,300		2,798			5.38%, 06/12/2017	700		849
Citigroup Capital XXI							Freddie Mac
8.30%, 12/21/2057		9,050		9,191			1.00%, 03/08/2017	16,800		16,787
FCE Bank PLC							1.25%, 05/12/2017	7,900		7,958
7.13%, 01/15/2013	EUR	5,350		7,330			1.75%, 05/30/2019	2,600		2,618
Ford Motor Credit Co LLC							2.00%, 08/25/2016	2,000		2,096
7.00%, 10/01/2013		$6,100		6,527			2.38%, 01/13/2022	2,100		2,113
7.50%, 08/01/2012		1,500		1,524			2.50%, 05/27/2016	1,700		1,815
General Electric Capital Corp							3.75%, 03/27/2019	3,000		3,430
0.66%, 10/06/2015(a)		7,500		7,253			5.50%, 08/23/2017	2,000		2,446
6.88%, 01/10/2039		10,500		13,293						$141,516
Goldman Sachs Capital II						Gas	- 0.01%
5.79%, 06/01/2043(a)		2,600		1,787
							ENN Energy Holdings Ltd
International Lease Finance Corp							6.00%, 05/13/2021(b)	500		479
5.75%, 05/15/2016		700		712
6.75%, 09/01/2016(b)		1,700		1,836
Macquarie Group Ltd							Healthcare - Services - 0.73%
7.30%, 08/01/2014(b)		7,400		7,900			HCA Inc
Majapahit Holding BV							8.50%, 04/15/2019	5,200		5,834
7.75%, 01/20/2020		1,300		1,541			Hospital for Special Surgery
Merrill Lynch & Co Inc							3.50%, 01/01/2023(b),(c)	16,805		17,899
0.71%, 06/05/2012(a)		8,000		8,001						$23,733
6.50%, 07/15/2018		200		218
6.88%, 04/25/2018		1,700		1,894			Holding Companies - Diversified - 0.04%
Northern Rock Asset Management PLC							Noble Group Ltd
5.63%, 06/22/2017 (b),(c)		12,200		13,143			6.75%, 01/29/2020	1,200		1,176
SLM Corp
3.13%, 09/17/2012	EUR	2,550		3,367			Home Equity Asset Backed Securities - 0.15%
4.88%, 12/17/2012	GBP	7,500		12,026			Bear Stearns Asset Backed Securities Trust
5.00%, 04/15/2015		$10,000		10,101			0.44%, 12/25/2036(a)	4,000		2,659
5.05%, 11/14/2014		4,000		4,080			0.49%, 04/25/2037(a)	5,000		1,687
Springleaf Finance Corp							Lake Country Mortgage Loan Trust
3.25%, 01/16/2013	EUR	6,800		8,506			0.70%, 12/25/2032(a),(b)	422		420
4.13%, 11/29/2013		7,500		8,910						$4,766
4.88%, 07/15/2012		$2,600		2,581
6.90%, 12/15/2017		1,200		980

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
April 30, 2012 (unaudited)

	Principal						Principal
BONDS (continued)	Amount (000's)		Value	(000	's)	BONDS (continued)	Amount (000's)		Value	(000	's)

Insurance - 0.92%						Mortgage Backed Securities (continued)
American International Group Inc						Bear Stearns Commercial Mortgage
5.45%, 05/18/2017		$2,000		$2,168		Securities
5.85%, 01/16/2018		700		770		5.70%, 06/11/2050		$200		$209
8.18%, 05/15/2068		11,300		12,077		Chase Mortgage Finance Corp
8.25%, 08/15/2018		4,000		4,846		5.26%, 12/25/2035(a)		4,868		4,587
Dai-ichi Life Insurance Co Ltd/The						5.89%, 09/25/2036(a)		2,703		2,342
7.25%, 12/31/2049(b)		2,200		2,313		Citicorp Mortgage Securities Inc
Hartford Financial Services Group Inc						5.50%, 08/25/2036		1,908		1,822
8.13%, 06/15/2068(a)		1,200		1,260		Citigroup Mortgage Loan Trust Inc
Ohio National Financial Services Inc						5.50%, 09/25/2035		11,000		10,469
6.38%, 04/30/2020(b)		500		555		Countrywide Home Loan Mortgage Pass
Pacific Life Insurance Co						Through Trust
9.25%, 06/15/2039(b)		3,000		3,923		5.50%, 11/25/2035		3,585		3,257
Pacific LifeCorp						Credit Suisse Mortgage Capital Certificates
6.00%, 02/10/2020(b)		900		997		6.41%, 02/15/2041(a)		1,300		1,461
Prudential Financial Inc						European Loan Conduit
4.93%, 06/10/2013(a)		1,000		1,015		1.21%, 05/15/2019(a)	EUR	264		295
6.63%, 12/01/2037		100		116		Fannie Mae Grantor Trust
				$30,040		7.50%, 06/25/2030		$22		26
						7.50%, 07/25/2042		35		40
Investment Companies - 0.06%						Fannie Mae REMICS
Temasek Financial I Ltd						0.55%, 04/25/2037(a)		1,664		1,660
4.30%, 10/25/2019(b)		1,700		1,887
						0.69%, 09/25/2035(a)		3,285		3,281
						GSMPS Mortgage Loan Trust
Iron & Steel - 0.15%						7.50%, 06/19/2032(b)		168		170
CSN Islands XI Corp						Holmes Master Issuer PLC
6.88%, 09/21/2019(c)		1,800		2,034		2.11%, 10/15/2054(a),(b)	EUR	2,200		2,924
CSN Resources SA						Homebanc Mortgage Trust
6.50%, 07/21/2020(b)		700		775		0.51%, 10/25/2035(a)		$6,263		4,398
Gerdau Holdings Inc						JP Morgan Chase Commercial Mortgage
7.00%, 01/20/2020(b)		1,000		1,138		Securities Corp
Gerdau Trade Inc						4.88%, 01/12/2038(a)		4,971		5,188
5.75%, 01/30/2021(b)		800		847		JP Morgan Mortgage Trust
				$4,794		2.93%, 07/25/2035(a)		1,790		1,611
						5.75%, 01/25/2036		606		561
Machinery - Construction & Mining - 0.25%						5.88%, 10/25/2036(a)		2,318		1,901
Caterpillar Inc						Mastr Reperforming Loan Trust
0.66%, 05/21/2013(a)		8,100		8,126		7.00%, 08/25/2034(b)		221		226
						Merrill Lynch Mortgage Investors Inc
Mining - 0.30%						2.61%, 06/25/2035(a)		1,331		1,150
Corp Nacional del Cobre de Chile						Merrill Lynch/Countrywide Commercial
7.50%, 01/15/2019(b)		600		762		Mortgage Trust
Vale Overseas Ltd						6.16%, 08/12/2049(a)		500		555
5.63%, 09/15/2019		5,800		6,528		Morgan Stanley Capital I
6.88%, 11/10/2039		2,100		2,521		5.11%, 06/15/2040(a)		1,255		1,345
				$9,811		Morgan Stanley Mortgage Loan Trust
						5.50%, 08/25/2035		2,770		2,775
Mortgage Backed Securities - 4.39%						RBSCF Trust
Arran Residential Mortgages Funding PLC						5.47%, 09/16/2039(b)		20,378		22,455
2.25%, 05/16/2047(a),(b)	EUR	630		835		RBSSP Resecuritization Trust
2.45%, 05/16/2047(a),(b)		4,200		5,571		0.49%, 02/26/2037(a),(b)		3,847		3,146
Banc of America Funding Corp						Structured Adjustable Rate Mortgage Loan
2.65%, 06/25/2034(a)		$181		178		Trust
Banc of America Large Loan Inc						2.76%, 04/25/2035(a)		3,766		2,930
1.99%, 11/15/2015(a),(b)		6,313		5,923		Suntrust Adjustable Rate Mortgage Loan
5.81%, 02/24/2051(a),(b)		14,500		16,081		Trust
Banc of America Mortgage Securities Inc						5.73%, 10/25/2037(a)		12,469		10,733
5.50%, 12/25/2020		1,302		1,313		Wachovia Bank Commercial Mortgage Trust
BCAP 2011-RR4 8A1						5.42%, 01/15/2045		200		223
5.25%, 02/26/2036(b)		2,912		2,922		WaMu Mortgage Pass Through Certificates
BCAP 2011-RR5 12A1						5.43%, 02/25/2037(a)		7,025		5,787
5.58%, 03/26/2037(a),(b),(d)		500		390		Wells Fargo Mortgage Backed Securities
BCAP 2011-RR5 5A1						Trust
5.25%, 08/26/2037(a),(b),(d)		7,300		7,163		2.63%, 03/25/2036(a)		5,494		4,637
Bear Stearns Adjustable Rate Mortgage Trust										$143,184
3.24%, 12/25/2035(a)		326		310
Bear Stearns Alt-A Trust						Oil & Gas - 1.41%
2.82%, 05/25/2035(a)		393		310		Novatek Finance Ltd
2.82%, 09/25/2035(a)		36		24		5.33%, 02/03/2016(b)		900		938

See accompanying notes

Schedule of Investments Core Plus Bond Fund I

April 30, 2012 (unaudited)

	Principal						Principal
BONDS (continued)	Amount (000's)		Value	(000	's)	BONDS (continued)	Amount (000's)		Value	(000	's)

Oil & Gas (continued)						Sovereign - 1.86%
Odebrecht Drilling Norbe VIII/IX Ltd						Banco Nacional de Desenvolvimento
6.35%, 06/30/2021(b)		$882		$939		Economico e Social
Petrobras International Finance Co - Pifco						4.13%, 09/15/2017(b)	EUR	800		$1,108
3.88%, 01/27/2016		7,600		7,956		Canada Housing Trust No 1
5.88%, 03/01/2018		4,700		5,294		2.65%, 03/15/2022(b),(c)	CAD	2,100		2,131
7.88%, 03/15/2019		9,600		11,869		3.35%, 12/15/2020(b)		1,100		1,193
Petroleos Mexicanos						3.75%, 03/15/2020(b)		4,900		5,449
5.50%, 01/21/2021		6,500		7,234		3.80%, 06/15/2021(b)		4,400		4,912
6.00%, 03/05/2020		3,700		4,246		Export Credit Bank of Turkey
8.00%, 05/03/2019		2,100		2,667		5.88%, 04/24/2019(b)		$1,200		1,211
TNK-BP Finance SA						Italy Buoni Poliennali Del Tesoro
7.88%, 03/13/2018		3,100		3,604		2.10%, 09/15/2021	EUR	2,308		2,524
Total Capital SA						Korea Housing Finance Corp
4.45%, 06/24/2020		1,100		1,236		4.13%, 12/15/2015(b)		$900		948
				$45,983		Mexican Bonos
						6.00%, 06/18/2015(a)	MXN	215		1,700
Other Asset Backed Securities - 0.79%						10.00%, 12/05/2024(a)		231,000		23,265
Avery Point CLO Ltd						Russian Foreign Bond - Eurobond
0.95%, 12/17/2015(a),(b)		591		583
						3.25%, 04/04/2017(b)		$2,200		2,230
Halcyon Structured Asset Management						3.63%, 04/29/2015		400		417
Long/Short CLO Ltd						Societe Financement de l'Economie Francaise
0.75%, 08/07/2021(a),(b)		11,700		11,325
						0.67%, 07/16/2012(a),(b)		1,000		1,000
Hillmark Funding						3.38%, 05/05/2014(b)		11,300		11,761
0.74%, 05/21/2021(a),(b)		8,600		8,166
						Vnesheconombank Via VEB Finance PLC
Small Business Administration Participation						5.45%, 11/22/2017(b)		900		941
Certificates										$60,790
4.43%, 05/01/2029(a)		5,133		5,706
				$25,780		Student Loan Asset Backed Securities - 0.12%
						SLC Student Loan Trust
Pipelines - 0.12%						4.75%, 06/15/2033(a),(b)		1,529		1,490
Kinder Morgan Energy Partners LP						SLM Student Loan Trust
5.85%, 09/15/2012		4,000		4,067		0.97%, 10/25/2017(a)		89		88
						2.35%, 04/15/2039(a),(b)		1,280		1,290
Real Estate - 0.23%						2.89%, 12/16/2019(a),(b)		1,000		1,016
WEA Finance LLC										$3,884
7.13%, 04/15/2018(b)		6,300		7,487
						Telecommunications - 0.27%
						Vivendi SA
Regional Authority - 2.68%						2.40%, 04/10/2015(b)		8,800		8,731
Province of British Columbia Canada
3.25%, 12/18/2021	CAD	500		520
4.30%, 06/18/2042		600		694		Transportation - 0.13%
						RZD Capital Ltd
Province of Ontario Canada						5.74%, 04/03/2017		2,300		2,458
1.60%, 09/21/2016		$100		101		Union Pacific Corp
3.00%, 07/16/2018		1,200		1,280
3.15%, 06/02/2022	CAD	20,100		20,447		4.16%, 07/15/2022		1,575		1,730
4.00%, 06/02/2021		13,000		14,223						$4,188
4.20%, 03/08/2018		500		557		TOTAL BONDS				$1,225,482
4.20%, 06/02/2020		4,000		4,453			Principal
4.30%, 03/08/2017		2,500		2,781		MUNICIPAL BONDS - 3.86%	Amount (000's)		Value	(000	's)
4.40%, 06/02/2019		3,000		3,379		California - 2.37%
4.60%, 06/02/2039		1,500		1,767		Bay Area Toll Authority
5.50%, 06/02/2018		800		949		7.04%, 04/01/2050		$6,000		$8,298
5.85%, 03/08/2033		3,800		5,096		California Infrastructure & Economic
6.50%, 03/08/2029		4,700		6,558		Development Bank
Province of Quebec Canada						6.49%, 05/15/2049		1,000		1,221
2.75%, 08/25/2021		$2,000		2,034		California State University
3.50%, 07/29/2020		800		873		6.43%, 11/01/2030		1,500		1,737
3.50%, 12/01/2022	CAD	9,300		9,676		City of Los Angeles CA Wastewater System
4.25%, 12/01/2021		6,700		7,441		Revenue
4.50%, 12/01/2016		100		112		5.71%, 06/01/2039		1,000		1,180
4.50%, 12/01/2017		1,200		1,352		Los Angeles County Metropolitan
4.50%, 12/01/2018		1,600		1,810		Transportation Authority
4.50%, 12/01/2020		1,200		1,359		5.74%, 06/01/2039		12,000		14,761
				$87,462		Los Angeles Unified School District/CA
Savings & Loans - 0.41%						6.76%, 07/01/2034		22,000		28,278
Nationwide Building Society						State of California
6.25%, 02/25/2020(b)		$12,700		13,496		7.60%, 11/01/2040		2,100		2,798
						7.63%, 03/01/2040		4,700		6,264
						7.95%, 03/01/2036		600		715

See accompanying notes

Schedule of Investments Core Plus Bond Fund I

April 30, 2012 (unaudited)

		Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
	MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)

	California (continued)			Federal Home Loan Mortgage Corporation (FHLMC)
				(continued)
	University of California			4.50%, 02/01/2040(e)	$260		$277
	6.27%, 05/15/2031	$5,400	$6,139	4.50%, 12/01/2040(e)	286		311
	6.55%, 05/15/2048	4,500	5,746	4.50%, 12/01/2040(e)	544		588
			$77,137	4.50%, 12/01/2040(e)	90		97
	Florida - 0.17%			4.50%, 06/01/2041(e)	5,477		5,857
	County of Seminole FL Water & Sewer			4.50%, 07/01/2041(e)	905		968
	Revenue			5.50%, 07/01/2038(e)	1,408		1,536
	6.44%, 10/01/2040	5,000	5,600				$10,034

				Federal National Mortgage Association (FNMA) - 45.19%
	Georgia - 0.12%			2.37%, 08/01/2035(a),(e)	366		389
	Municipal Electric Authority of Georgia			2.49%, 09/01/2035(a),(e)	420		446
	6.66%, 04/01/2057	3,500	3,937	3.00%, 05/15/2027(e),(f)	54,000		56,346
				3.33%, 11/01/2021(e)	199		214
				3.50%, 07/01/2013(e)	30		31
	Illinois - 0.77%			3.50%, 10/01/2020(e)	90		95
	Chicago Transit Authority			3.50%, 03/01/2025(e)	29		30
	5.25%, 12/01/2036	5,400	6,015	3.50%, 08/01/2025(e)	220		232
	6.20%, 12/01/2040	11,000	12,864	3.50%, 09/01/2025(e)	468		495
	City of Chicago IL Waterworks Revenue			3.50%, 11/01/2025(e)	641		677
	6.64%, 11/01/2029	5,000	6,257	3.50%, 12/01/2025(e)	255		269
			$25,136	3.50%, 01/01/2026(e)	227		240
	Louisiana - 0.12%			3.50%, 01/01/2026(e)	185		196
	State of Louisiana Gasoline & Fuels Tax			3.50%, 01/01/2026(e)	166		176
	Revenue			3.50%, 02/01/2026(e)	362		382
	3.00%, 05/01/2043	3,900	3,959	3.50%, 06/01/2026(e)	621		656
				3.50%, 08/01/2026(e)	940		993
				3.50%, 09/01/2026(e)	3,404		3,595
	Nebraska - 0.01%			3.50%, 09/01/2026(e)	554		586
	Public Power Generation Agency			3.50%, 12/01/2026(e)	1,902		2,009
	7.24%, 01/01/2041	200	232	3.50%, 02/01/2027(e)	986		1,051
				3.50%, 05/01/2027(e),(f)	26,000		27,430
	Nevada - 0.07%			3.50%, 12/01/2041(e)	88,734		92,240
	County of Clark NV Airport System Revenue			3.50%, 12/01/2041(e)	1,241		1,290
	6.82%, 07/01/2045	1,700	2,306	3.50%, 01/01/2042(e)	749		779
				3.50%, 05/01/2042(e),(f)	39,000		40,493
				4.00%, 04/01/2014(e)	559		591
	New Jersey - 0.07%			4.00%, 02/01/2024(e)	58		62
	New Jersey State Turnpike Authority			4.00%, 03/01/2024(e)	71		76
	7.10%, 01/01/2041	1,600	2,237	4.00%, 06/01/2024(e)	195		208
				4.00%, 07/01/2024(e)	116		124
	New York - 0.04%			4.00%, 07/01/2024(e)	74		79
	New York City Municipal Water Finance			4.00%, 10/01/2024(e)	50		53
	Authority			4.00%, 02/01/2025(e)	131		139
	6.01%, 06/15/2042	1,000	1,341	4.00%, 10/01/2025(e)	55		58
				4.00%, 01/01/2026(e)	24		25
				4.00%, 02/01/2026(e)	99		105
Ohio	- 0.09%			4.00%, 02/01/2026(e)	1		2
	American Municipal Power Inc			4.00%, 04/01/2026(e)	392		418
	8.08%, 02/15/2050	2,100	3,017	4.00%, 06/01/2026(e)	560		597
				4.00%, 06/01/2026(e)	26		28
	Pennsylvania - 0.03%			4.00%, 12/01/2039(e)	986		1,044
	University of Pittsburgh/PA GO OF UNIV			4.00%, 08/01/2040(e)	2,882		3,051
	5.00%, 09/15/2028	800	938	4.00%, 09/01/2040(e)	522		552
				4.00%, 11/01/2040(e)	556		588
	TOTAL MUNICIPAL BONDS		$125,840	4.00%, 12/01/2040(e)	266		282
	SENIOR FLOATING RATE INTERESTS -	Principal		4.00%, 01/01/2041(e)	948		1,004
	0.06%	Amount (000's) Value (000's)		4.00%, 03/01/2041(e)	981		1,039
				4.00%, 04/01/2041(e)	750		794
	Diversified Financial Services - 0.06%			4.00%, 08/01/2041(e)	12,124		12,842
	Springleaf Financial Funding Co, Term Loan			4.00%, 08/01/2041(e)	147		156
	5.50%, 05/10/2017(a)	$1,900	$1,800	4.00%, 10/01/2041(e)	804		852
				4.00%, 10/01/2041(e)	778		824
	TOTAL SENIOR FLOATING RATE INTERESTS		$1,800	4.00%, 10/01/2041(e)	97		103
	U.S. GOVERNMENT & GOVERNMENT	Principal		4.00%, 11/01/2041(e)	163		172
	AGENCY OBLIGATIONS - 71.37%	Amount (000's)	Value (000's)	4.00%, 01/01/2042(e)	492		521
	Federal Home Loan Mortgage Corporation (FHLMC) -			4.00%, 05/01/2042(e),(f)	73,000		77,209
	0.31%			4.50%, 02/01/2025(e)	302		327
	2.48%, 06/01/2035(a),(e)	$380	$400	4.50%, 03/01/2029(e)	130		139

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
April 30, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal				U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)

Federal National Mortgage Association (FNMA) (continued)					Federal National Mortgage Association (FNMA) (continued)
4.50%, 04/01/2029(e)	$50		$53		4.50%, 10/01/2039(e)	$60		$64
4.50%, 05/01/2029(e)	363		389		4.50%, 10/01/2039(e)	435		466
4.50%, 06/01/2029(e)	397		426		4.50%, 11/01/2039(e)	595		637
4.50%, 08/01/2029(e)	414		444		4.50%, 11/01/2039(e)	1,369		1,467
4.50%, 09/01/2029(e)	22		24		4.50%, 11/01/2039(e)	400		428
4.50%, 10/01/2029(e)	435		466		4.50%, 11/01/2039(e)	777		832
4.50%, 02/01/2030(e)	172		185		4.50%, 11/01/2039(e)	10,215		10,944
4.50%, 06/01/2033(e)	410		440		4.50%, 12/01/2039(e)	6,975		7,472
4.50%, 07/01/2033(e)	3,486		3,744		4.50%, 01/01/2040(e)	797		853
4.50%, 09/01/2033(e)	958		1,029		4.50%, 01/01/2040(e)	373		399
4.50%, 09/01/2033(e)	27		29		4.50%, 01/01/2040(e)	18		19
4.50%, 10/01/2033(e)	31		34		4.50%, 02/01/2040(e)	568		610
4.50%, 01/01/2034(e)	3,274		3,517		4.50%, 02/01/2040(e)	246		263
4.50%, 03/01/2034(e)	24		26		4.50%, 02/01/2040(e)	142		153
4.50%, 01/01/2035(e)	489		525		4.50%, 02/01/2040(e)	36		39
4.50%, 02/01/2035(e)	826		887		4.50%, 02/01/2040(e)	3,537		3,789
4.50%, 04/01/2035(e)	47		50		4.50%, 02/01/2040(e)	7,729		8,298
4.50%, 06/01/2035(e)	670		718		4.50%, 03/01/2040(e)	75		80
4.50%, 09/01/2035(e)	455		488		4.50%, 03/01/2040(e)	99		106
4.50%, 12/01/2035(e)	358		383		4.50%, 03/01/2040(e)	1,988		2,134
4.50%, 12/01/2035(e)	3,885		4,164		4.50%, 03/01/2040(e)	706		758
4.50%, 09/01/2036(e)	1,472		1,577		4.50%, 03/01/2040(e)	282		303
4.50%, 04/01/2037(e)	83		89		4.50%, 03/01/2040(e)	22		24
4.50%, 08/01/2037(e)	881		944		4.50%, 03/01/2040(e)	418		449
4.50%, 02/01/2038(e)	34		37		4.50%, 03/01/2040(e)	460		493
4.50%, 03/01/2038(e)	20		21		4.50%, 03/01/2040(e)	583		626
4.50%, 03/01/2038(e)	14		15		4.50%, 04/01/2040(e)	830		891
4.50%, 03/01/2038(e)	69		74		4.50%, 04/01/2040(e)	932		1,000
4.50%, 03/01/2038(e)	98		105		4.50%, 05/01/2040(e)	247		265
4.50%, 04/01/2038(e)	225		241		4.50%, 06/01/2040(e)	573		615
4.50%, 04/01/2038(e)	986		1,056		4.50%, 06/01/2040(e)	840		902
4.50%, 04/01/2038(e)	17		19		4.50%, 06/01/2040(e)	116		124
4.50%, 05/01/2038(e)	379		406		4.50%, 07/01/2040(e)	1,335		1,434
4.50%, 06/01/2038(e)	291		311		4.50%, 07/01/2040(e)	404		434
4.50%, 06/01/2038(e)	264		283		4.50%, 07/01/2040(e)	71		76
4.50%, 06/01/2038(e)	584		626		4.50%, 07/01/2040(e)	1,380		1,481
4.50%, 06/01/2038(e)	3,680		3,942		4.50%, 07/01/2040(e)	420		451
4.50%, 08/01/2038(e)	335		359		4.50%, 08/01/2040(e)	1,436		1,542
4.50%, 08/01/2038(e)	155		166		4.50%, 08/01/2040(e)	124		133
4.50%, 11/01/2038(e)	136		145		4.50%, 08/01/2040(e)	889		955
4.50%, 01/01/2039(e)	841		901		4.50%, 08/01/2040(e)	219		235
4.50%, 01/01/2039(e)	15		16		4.50%, 08/01/2040(e)	1,610		1,728
4.50%, 02/01/2039(e)	2,808		3,008		4.50%, 08/01/2040(e)	26		28
4.50%, 03/01/2039(e)	183		196		4.50%, 08/01/2040(e)	2,503		2,687
4.50%, 04/01/2039(e)	727		779		4.50%, 08/01/2040(e)	232,384		248,976
4.50%, 04/01/2039(e)	244		261		4.50%, 08/01/2040(e)	296		318
4.50%, 04/01/2039(e)	9,820		10,521		4.50%, 09/01/2040(e)	381		409
4.50%, 05/01/2039(e)	67		72		4.50%, 09/01/2040(e)	6,974		7,487
4.50%, 05/01/2039(e)	598		648		4.50%, 09/01/2040(e)	7,185		7,714
4.50%, 05/01/2039(e)	736		798		4.50%, 09/01/2040(e)	920		988
4.50%, 06/01/2039(e)	156		167		4.50%, 09/01/2040(e)	1,659		1,781
4.50%, 06/01/2039(e)	656		703		4.50%, 09/01/2040(e)	4,491		4,821
4.50%, 06/01/2039(e)	2,099		2,249		4.50%, 09/01/2040(e)	181		195
4.50%, 06/01/2039(e)	994		1,065		4.50%, 09/01/2040(e)	184		197
4.50%, 06/01/2039(e)	3,976		4,260		4.50%, 10/01/2040(e)	2,317		2,482
4.50%, 07/01/2039(e)	3,900		4,178		4.50%, 10/01/2040(e)	3,252		3,491
4.50%, 07/01/2039(e)	22		24		4.50%, 10/01/2040(e)	612		657
4.50%, 07/01/2039(e)	338		362		4.50%, 10/01/2040(e)	64		69
4.50%, 07/01/2039(e)	692		741		4.50%, 10/01/2040(e)	22		24
4.50%, 08/01/2039(e)	2,122		2,274		4.50%, 10/01/2040(e)	126		135
4.50%, 08/01/2039(e)	1,824		1,954		4.50%, 10/01/2040(e)	667		716
4.50%, 08/01/2039(e)	416		446		4.50%, 10/01/2040(e)	329		353
4.50%, 08/01/2039(e)	3,802		4,073		4.50%, 10/01/2040(e)	572		613
4.50%, 09/01/2039(e)	1,806		1,935		4.50%, 11/01/2040(e)	892		958
4.50%, 09/01/2039(e)	706		756		4.50%, 11/01/2040(e)	2,320		2,491
4.50%, 09/01/2039(e)	956		1,025		4.50%, 12/01/2040(e)	327		351
4.50%, 09/01/2039(e)	869		931		4.50%, 12/01/2040(e)	516		554
4.50%, 09/01/2039(e)	910		975		4.50%, 01/01/2041(e)	350		375
4.50%, 10/01/2039(e)	73		79		4.50%, 02/01/2041(e)	1,137		1,220

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
April 30, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal				U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)

Federal National Mortgage Association (FNMA) (continued)					Federal National Mortgage Association (FNMA) (continued)
4.50%, 02/01/2041(e)	$1,648		$1,765		4.50%, 09/01/2041(e)	$132		$142
4.50%, 02/01/2041(e)	785		843		4.50%, 09/01/2041(e)	3,216		3,452
4.50%, 02/01/2041(e)	211		227		4.50%, 10/01/2041(e)	1,412		1,516
4.50%, 02/01/2041(e)	853		916		4.50%, 11/01/2041(e)	2,251		2,416
4.50%, 02/01/2041(e)	197		212		4.50%, 01/01/2042(e)	154		166
4.50%, 03/01/2041(e)	342		366		4.50%, 01/01/2042(e)	115		123
4.50%, 03/01/2041(e)	278		298		4.50%, 05/01/2042(e),(f)	136,000		145,605
4.50%, 03/01/2041(e)	853		916		4.50%, 06/01/2042(e),(f)	90,000		96,244
4.50%, 03/01/2041(e)	671		721		5.00%, 10/01/2029(e)	299		325
4.50%, 03/01/2041(e)	513		551		5.00%, 01/01/2030(e)	1,103		1,199
4.50%, 03/01/2041(e)	76		81		5.00%, 07/01/2030(e)	840		912
4.50%, 04/01/2041(e)	390		419		5.00%, 08/01/2030(e)	419		455
4.50%, 04/01/2041(e)	199		213		5.00%, 07/01/2033(e)	58		63
4.50%, 04/01/2041(e)	408		438		5.00%, 08/01/2033(e)	54		59
4.50%, 04/01/2041(e)	83		89		5.00%, 12/01/2035(e)	18,061		19,636
4.50%, 04/01/2041(e)	296		318		5.00%, 10/01/2036(e)	5,588		6,075
4.50%, 04/01/2041(e)	650		698		5.00%, 07/01/2040(e)	59		64
4.50%, 04/01/2041(e)	985		1,057		5.50%, 11/01/2023(e)	252		276
4.50%, 04/01/2041(e)	96		103		5.50%, 02/01/2027(e)	9		10
4.50%, 04/01/2041(e)	825		886		5.50%, 08/01/2027(e)	95		104
4.50%, 04/01/2041(e)	21		22		5.50%, 04/01/2028(e)	8,505		9,323
4.50%, 04/01/2041(e)	227		243		5.50%, 06/01/2028(e)	47		51
4.50%, 04/01/2041(e)	393		422		5.50%, 01/01/2030(e)	196		215
4.50%, 05/01/2041(e)	205		220		5.50%, 12/01/2032(e)	71		79
4.50%, 05/01/2041(e)	296		317		5.50%, 05/01/2033(e)	277		306
4.50%, 05/01/2041(e)	31,409		33,722		5.50%, 06/01/2033(e)	175		193
4.50%, 05/01/2041(e)	7,098		7,621		5.50%, 08/01/2033(e)	361		398
4.50%, 05/01/2041(e)	906		973		5.50%, 12/01/2033(e)	445		491
4.50%, 05/01/2041(e)	69		74		5.50%, 12/01/2033(e)	34		37
4.50%, 05/01/2041(e)	214		229		5.50%, 12/01/2033(e)	20		22
4.50%, 05/01/2041(e)	71		77		5.50%, 01/01/2034(e)	246		272
4.50%, 05/01/2041(e)	634		681		5.50%, 04/01/2034(e)	66		73
4.50%, 05/01/2041(e)	30,278		32,508		5.50%, 08/01/2034(e)	15		17
4.50%, 05/01/2041(e)	46,408		49,827		5.50%, 01/01/2035(e)	79		87
4.50%, 05/01/2041(e)	2,842		3,052		5.50%, 07/01/2035(e)	92		101
4.50%, 05/01/2041(e)	55		60		5.50%, 08/01/2035(e)	348		382
4.50%, 05/01/2041(e)	17		18		5.50%, 10/01/2035(e)	379		417
4.50%, 05/01/2041(e)	156		169		5.50%, 12/01/2035(e)	32		35
4.50%, 05/01/2041(e)	3,684		3,956		5.50%, 01/01/2036(e)	223		246
4.50%, 05/01/2041(e)	53		57		5.50%, 06/01/2036(e)	186		204
4.50%, 05/01/2041(e)	718		771		5.50%, 12/01/2036(e)	243		266
4.50%, 05/01/2041(e)	246		264		5.50%, 12/01/2036(e)	467		511
4.50%, 05/01/2041(e)	366		393		5.50%, 12/01/2036(e)	384		420
4.50%, 05/01/2041(e)	56		60		5.50%, 01/01/2037(e)	545		597
4.50%, 06/01/2041(e)	769		825		5.50%, 01/01/2037(e)	254		278
4.50%, 06/01/2041(e)	102		111		5.50%, 01/01/2037(e)	182		199
4.50%, 06/01/2041(e)	15,220		16,342		5.50%, 02/01/2037(e)	19		21
4.50%, 06/01/2041(e)	698		750		5.50%, 02/01/2037(e)	255		279
4.50%, 06/01/2041(e)	388		416		5.50%, 02/01/2037(e)	339		371
4.50%, 06/01/2041(e)	131		140		5.50%, 03/01/2037(e)	172		188
4.50%, 07/01/2041(e)	213		229		5.50%, 05/01/2037(e)	655		717
4.50%, 07/01/2041(e)	35		37		5.50%, 05/01/2037(e)	2,110		2,309
4.50%, 07/01/2041(e)	87		94		5.50%, 06/01/2037(e)	437		478
4.50%, 07/01/2041(e)	2,025		2,174		5.50%, 07/01/2037(e)	18		19
4.50%, 07/01/2041(e)	724		777		5.50%, 07/01/2037(e)	15		16
4.50%, 07/01/2041(e)	98		105		5.50%, 07/01/2037(e)	29		32
4.50%, 07/01/2041(e)	1,138		1,222		5.50%, 08/01/2037(e)	273		300
4.50%, 07/01/2041(e)	940		1,009		5.50%, 08/01/2037(e)	164		179
4.50%, 07/01/2041(e)	12,302		13,209		5.50%, 09/01/2037(e)	12		14
4.50%, 07/01/2041(e)	473		508		5.50%, 12/01/2037(e)	172		188
4.50%, 07/01/2041(e)	935		1,004		5.50%, 12/01/2037(e)	10		11
4.50%, 07/01/2041(e)	861		924		5.50%, 01/01/2038(e)	117		128
4.50%, 08/01/2041(e)	203		218		5.50%, 01/01/2038(e)	536		586
4.50%, 08/01/2041(e)	1,286		1,381		5.50%, 01/01/2038(e)	48		53
4.50%, 08/01/2041(e)	78		83		5.50%, 01/01/2038(e)	27		29
4.50%, 08/01/2041(e)	45		48		5.50%, 02/01/2038(e)	510		560
4.50%, 08/01/2041(e)	718		771		5.50%, 02/01/2038(e)	58		64
4.50%, 08/01/2041(e)	110		118		5.50%, 02/01/2038(e)	404		444
4.50%, 09/01/2041(e)	3,361		3,608		5.50%, 02/01/2038(e)	20		22

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
April 30, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal				U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)

Federal National Mortgage Association (FNMA) (continued)					Federal National Mortgage Association (FNMA) (continued)
5.50%, 03/01/2038(e)	$104		$114		6.00%, 09/01/2036(e)	$316		$351
5.50%, 04/01/2038(e)	17		19		6.00%, 09/01/2036(e)	460		510
5.50%, 05/01/2038(e)	338		370		6.00%, 09/01/2036(e)	343		380
5.50%, 05/01/2038(e)	318		348		6.00%, 09/01/2036(e)	366		406
5.50%, 05/01/2038(e)	78		86		6.00%, 09/01/2036(e)	9		10
5.50%, 05/01/2038(e)	48		52		6.00%, 10/01/2036(e)	6		6
5.50%, 05/01/2038(e)	905		990		6.00%, 10/01/2036(e)	587		650
5.50%, 06/01/2038(e)	814		891		6.00%, 10/01/2036(e)	121		134
5.50%, 06/01/2038(e)	90		99		6.00%, 10/01/2036(e)	192		212
5.50%, 06/01/2038(e)	42		46		6.00%, 10/01/2036(e)	32		35
5.50%, 06/01/2038(e)	838		917		6.00%, 10/01/2036(e)	19		21
5.50%, 06/01/2038(e)	671		734		6.00%, 10/01/2036(e)	6		7
5.50%, 06/01/2038(e)	98		107		6.00%, 10/01/2036(e)	10		11
5.50%, 06/01/2038(e)	346		378		6.00%, 10/01/2036(e)	1,890		2,095
5.50%, 07/01/2038(e)	782		856		6.00%, 11/01/2036(e)	172		191
5.50%, 07/01/2038(e)	1,144		1,252		6.00%, 11/01/2036(e)	7		8
5.50%, 07/01/2038(e)	606		663		6.00%, 11/01/2036(e)	5		6
5.50%, 08/01/2038(e)	212		232		6.00%, 11/01/2036(e)	65		72
5.50%, 08/01/2038(e)	1,307		1,437		6.00%, 11/01/2036(e)	235		261
5.50%, 08/01/2038(e)	32		35		6.00%, 11/01/2036(e)	6		6
5.50%, 09/01/2038(e)	175		192		6.00%, 11/01/2036(e)	103		114
5.50%, 10/01/2038(e)	220		240		6.00%, 12/01/2036(e)	603		669
5.50%, 10/01/2038(e)	116		126		6.00%, 12/01/2036(e)	18		20
5.50%, 11/01/2038(e)	29		32		6.00%, 12/01/2036(e)	325		361
5.50%, 11/01/2038(e)	213		233		6.00%, 12/01/2036(e)	455		505
5.50%, 11/01/2038(e)	30		33		6.00%, 12/01/2036(e)	136		150
5.50%, 12/01/2038(e)	376		411		6.00%, 12/01/2036(e)	279		309
5.50%, 12/01/2038(e)	9		9		6.00%, 12/01/2036(e)	84		93
5.50%, 01/01/2039(e)	2,369		2,593		6.00%, 12/01/2036(e)	21		23
5.50%, 01/01/2039(e)	452		495		6.00%, 12/01/2036(e)	429		476
5.50%, 03/01/2039(e)	366		400		6.00%, 01/01/2037(e)	580		643
5.50%, 05/01/2039(e)	585		644		6.00%, 01/01/2037(e)	8		9
5.50%, 08/01/2039(e)	13,942		15,256		6.00%, 01/01/2037(e)	7		8
5.50%, 11/01/2039(e)	5,120		5,603		6.00%, 01/01/2037(e)	391		433
5.50%, 12/01/2039(e)	1,251		1,371		6.00%, 01/01/2037(e)	189		209
5.50%, 05/01/2040(e)	86		95		6.00%, 01/01/2037(e)	68		76
5.50%, 05/01/2040(e)	1,976		2,162		6.00%, 01/01/2037(e)	450		498
5.50%, 02/01/2041(e)	712		781		6.00%, 02/01/2037(e)	181		201
5.50%, 04/01/2041(e)	199		220		6.00%, 04/01/2037(e)	483		536
5.50%, 07/01/2041(e)	8,337		9,123		6.00%, 04/01/2037(e)	380		422
5.50%, 07/01/2041(e)	49,696		54,381		6.00%, 04/01/2037(e)	193		214
5.50%, 09/01/2041(e)	268		293		6.00%, 04/01/2037(e)	42		47
6.00%, 12/01/2031(e)	20		22		6.00%, 04/01/2037(e)	75		83
6.00%, 04/01/2033(e)	22		24		6.00%, 04/01/2037(e)	300		332
6.00%, 07/01/2033(e)	9		10		6.00%, 05/01/2037(e)	12		14
6.00%, 06/01/2034(e)	15		16		6.00%, 05/01/2037(e)	346		383
6.00%, 07/01/2034(e)	10		11		6.00%, 05/01/2037(e)	157		174
6.00%, 08/01/2034(e)	38		42		6.00%, 06/01/2037(e)	25		28
6.00%, 11/01/2034(e)	38		42		6.00%, 06/01/2037(e)	282		312
6.00%, 04/01/2035(e)	8		9		6.00%, 06/01/2037(e)	303		336
6.00%, 05/01/2035(e)	27		30		6.00%, 06/01/2037(e)	196		217
6.00%, 06/01/2035(e)	74		83		6.00%, 06/01/2037(e)	180		200
6.00%, 06/01/2035(e)	664		740		6.00%, 06/01/2037(e)	7		8
6.00%, 07/01/2035(e)	584		650		6.00%, 07/01/2037(e)	5		6
6.00%, 09/01/2035(e)	25		28		6.00%, 07/01/2037(e)	46		51
6.00%, 09/01/2035(e)	109		122		6.00%, 07/01/2037(e)	279		309
6.00%, 10/01/2035(e)	12		14		6.00%, 07/01/2037(e)	1,053		1,167
6.00%, 10/01/2035(e)	626		697		6.00%, 07/01/2037(e)	37		42
6.00%, 02/01/2036(e)	85		95		6.00%, 07/01/2037(e)	134		148
6.00%, 02/01/2036(e)	289		320		6.00%, 07/01/2037(e)	178		197
6.00%, 04/01/2036(e)	443		491		6.00%, 07/01/2037(e)	8		8
6.00%, 05/01/2036(e)	118		131		6.00%, 07/01/2037(e)	750		831
6.00%, 06/01/2036(e)	6		6		6.00%, 07/01/2037(e)	27		30
6.00%, 07/01/2036(e)	28		31		6.00%, 07/01/2037(e)	3		4
6.00%, 08/01/2036(e)	7		7		6.00%, 07/01/2037(e)	52		57
6.00%, 08/01/2036(e)	8		9		6.00%, 07/01/2037(e)	153		170
6.00%, 08/01/2036(e)	5		6		6.00%, 07/01/2037(e)	47		52
6.00%, 08/01/2036(e)	48		53		6.00%, 07/01/2037(e)	430		477
6.00%, 08/01/2036(e)	96		107		6.00%, 07/01/2037(e)	105		116

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
April 30, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal				U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)

Federal National Mortgage Association (FNMA) (continued)					Federal National Mortgage Association (FNMA) (continued)
6.00%, 07/01/2037(e)	$7		$8		6.00%, 11/01/2037(e)	$44		$49
6.00%, 07/01/2037(e)	437		485		6.00%, 11/01/2037(e)	171		189
6.00%, 08/01/2037(e)	235		261		6.00%, 11/01/2037(e)	54		60
6.00%, 08/01/2037(e)	1,106		1,227		6.00%, 11/01/2037(e)	10		11
6.00%, 08/01/2037(e)	8		9		6.00%, 11/01/2037(e)	297		329
6.00%, 08/01/2037(e)	117		130		6.00%, 11/01/2037(e)	557		618
6.00%, 08/01/2037(e)	139		154		6.00%, 11/01/2037(e)	373		414
6.00%, 08/01/2037(e)	140		155		6.00%, 11/01/2037(e)	163		181
6.00%, 08/01/2037(e)	321		356		6.00%, 11/01/2037(e)	1,152		1,277
6.00%, 08/01/2037(e)	145		161		6.00%, 11/01/2037(e)	140		155
6.00%, 08/01/2037(e)	120		133		6.00%, 11/01/2037(e)	94		104
6.00%, 08/01/2037(e)	230		255		6.00%, 11/01/2037(e)	240		266
6.00%, 08/01/2037(e)	301		334		6.00%, 12/01/2037(e)	348		386
6.00%, 08/01/2037(e)	139		154		6.00%, 12/01/2037(e)	310		344
6.00%, 08/01/2037(e)	6		7		6.00%, 12/01/2037(e)	82		91
6.00%, 08/01/2037(e)	114		126		6.00%, 12/01/2037(e)	34		38
6.00%, 08/01/2037(e)	7,180		7,961		6.00%, 12/01/2037(e)	303		335
6.00%, 09/01/2037(e)	10		11		6.00%, 12/01/2037(e)	518		574
6.00%, 09/01/2037(e)	848		940		6.00%, 12/01/2037(e)	167		185
6.00%, 09/01/2037(e)	19		21		6.00%, 12/01/2037(e)	71		79
6.00%, 09/01/2037(e)	1,216		1,348		6.00%, 12/01/2037(e)	168		187
6.00%, 09/01/2037(e)	617		684		6.00%, 12/01/2037(e)	1,366		1,514
6.00%, 09/01/2037(e)	146		162		6.00%, 12/01/2037(e)	221		245
6.00%, 09/01/2037(e)	252		280		6.00%, 12/01/2037(e)	536		595
6.00%, 09/01/2037(e)	167		185		6.00%, 01/01/2038(e)	113		125
6.00%, 09/01/2037(e)	6		6		6.00%, 01/01/2038(e)	398		441
6.00%, 09/01/2037(e)	6		7		6.00%, 01/01/2038(e)	598		663
6.00%, 09/01/2037(e)	61		68		6.00%, 01/01/2038(e)	523		580
6.00%, 09/01/2037(e)	7,954		8,819		6.00%, 01/01/2038(e)	354		393
6.00%, 09/01/2037(e)	4		5		6.00%, 01/01/2038(e)	833		924
6.00%, 09/01/2037(e)	5		6		6.00%, 01/01/2038(e)	7		7
6.00%, 09/01/2037(e)	406		451		6.00%, 01/01/2038(e)	95		106
6.00%, 09/01/2037(e)	3,819		4,235		6.00%, 01/01/2038(e)	342		379
6.00%, 09/01/2037(e)	34		38		6.00%, 02/01/2038(e)	18		20
6.00%, 09/01/2037(e)	173		192		6.00%, 02/01/2038(e)	383		425
6.00%, 09/01/2037(e)	199		220		6.00%, 02/01/2038(e)	283		314
6.00%, 09/01/2037(e)	95		105		6.00%, 03/01/2038(e)	64		72
6.00%, 09/01/2037(e)	448		497		6.00%, 09/01/2038(e)	3,014		3,341
6.00%, 09/01/2037(e)	3,720		4,125		6.00%, 05/01/2042(e),(f)	7,000		7,738
6.00%, 09/01/2037(e)	412		457					$1,473,736
6.00%, 09/01/2037(e)	953		1,057
6.00%, 09/01/2037(e)	414		459		U.S. Treasury - 18.31%
					0.25%, 03/31/2014(g)	132,000		131,985
6.00%, 10/01/2037(e)	276		306
6.00%, 10/01/2037(e)	133		148		0.38%, 04/15/2015	7,500		7,499
					0.88%, 12/31/2016(g)	118,900		119,606
6.00%, 10/01/2037(e)	5,201		5,766
					0.88%, 01/31/2017(g)	7,300		7,339
6.00%, 10/01/2037(e)	325		360
6.00%, 10/01/2037(e)	29		32		0.88%, 02/28/2017	6,200		6,230
6.00%, 10/01/2037(e)	725		803		1.00%, 03/31/2017	2,000		2,020
					1.38%, 11/30/2018(g)	76,500		77,295
6.00%, 10/01/2037(e)	235		261
					1.50%, 08/31/2018(g)	165,400		168,915
6.00%, 10/01/2037(e)	873		968
6.00%, 10/01/2037(e)	18,615		20,640		2.63%, 08/15/2020	12,500		13,492
					2.63%, 11/15/2020(g)	42,400		45,686
6.00%, 10/01/2037(e)	115		128
6.00%, 10/01/2037(e)	379		420		3.00%, 02/28/2017	200		221
6.00%, 10/01/2037(e)	850		942		3.38%, 11/15/2019	4,800		5,470
6.00%, 10/01/2037(e)	397		440		3.50%, 05/15/2020	9,900		11,376
6.00%, 10/01/2037(e)	8		8					$597,134
6.00%, 10/01/2037(e)	1,692		1,877		U.S. Treasury Bill - 0.02%
6.00%, 10/01/2037(e)	120		133		0.05%, 07/05/2012(g),(h)	170		170
6.00%, 10/01/2037(e)	213		236		0.12%, 08/23/2012(g),(h)	300		300
6.00%, 10/01/2037(e)	400		443		0.13%, 08/16/2012(g),(h)	400		400
6.00%, 10/01/2037(e)	173		192					$870
6.00%, 10/01/2037(e)	8		8
6.00%, 11/01/2037(e)	7		8		U.S. Treasury Inflation-Indexed Obligations - 7.54%
6.00%, 11/01/2037(e)	3,657		4,055		0.13%, 04/15/2016	103		109
6.00%, 11/01/2037(e)	622		689		0.13%, 01/15/2022	17,904		18,724
6.00%, 11/01/2037(e)	388		430		0.63%, 07/15/2021	11,010		12,156
6.00%, 11/01/2037(e)	162		180		1.13%, 01/15/2021	5,620		6,445
6.00%, 11/01/2037(e)	270		300		1.25%, 07/15/2020	6,577		7,645
6.00%, 11/01/2037(e)	1,203		1,334		1.38%, 01/15/2020	11,054		12,903
					1.75%, 01/15/2028	11,845		14,596

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
April 30, 2012 (unaudited)

					Portfolio Summary (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal				Sector	Percent
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)	Mortgage Securities	49 .89%
					Government	34 .75%
U.S. Treasury Inflation-Indexed Obligations (continued)					Financial	18 .72%
2.00%, 01/15/2026	$16,173		$20,401		Revenue Bonds	2.66%
2.13%, 02/15/2040	6,425		8,792		Energy	1.53%
2.38%, 01/15/2025	12,319		16,076		Consumer, Non-cyclical	1.36%
2.38%, 01/15/2027(g)	62,994		83,299		General Obligation Unltd	1.17%
2.50%, 01/15/2029(i)	29,797		40,610		Asset Backed Securities	1.06%
3.63%, 04/15/2028	845		1,283		Utilities	0.61%
3.88%, 04/15/2029	1,800		2,860		Basic Materials	0.58%
			$245,899		Industrial	0.38%
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY					Communications	0.27%
OBLIGATIONS			$2,327,673		Diversified	0.04%
	Maturity				Insured	0.03%
REPURCHASE AGREEMENTS - 0.00%	Amount (000's)	Value	(000	's)	Consumer, Cyclical	0.02%
					Investments Sold Short	(0.18)%
U.S. Treasury - 0.00%					Liabilities in Excess of Other Assets, Net	(12.89)%
United States Treasury Repurchase	$100		$100		TOTAL NET ASSETS	100.00%
Agreement; 0.18% dated 04/30/12 maturing
05/01/12 (collateralized by US Government
Security; $102,000; 3.13%; dated 01/31/17)

TOTAL REPURCHASE AGREEMENTS			$100
Total Investments			$3,687,391
Liabilities in Excess of Other Assets, Net - (13.07)%			$(426,095)
TOTAL NET ASSETS - 100.00%			$3,261,296

(a)	Variable Rate. Rate shown is in effect at April 30, 2012.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $389,290 or 11.94% of net assets.
(c)	Security is Illiquid
(d)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $7,553 or 0.23% of net assets.
(e)	This entity was put into conservatorship by the US Government in 2008. See Notes to Financial Statements for additional information.
(f)	Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements for additional information.
(g)	Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $18,464 or 0.57% of net assets.
(h)	Rate shown is the discount rate of the original purchase.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $2,893 or 0.09% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$151,790
Unrealized Depreciation		(12,591)
Net Unrealized Appreciation (Depreciation)		$139,199
Cost for federal income tax purposes		$3,548,192

All dollar amounts are shown in thousands (000's)

Credit Default Swaps

Buy Protection
		(Pay)/				Upfront	Unrealized
		Receive	Expiration	Notional	Market	Premiums	Appreciation/
Counterparty (Issuer)	Reference Entity	Fixed Rate	Date	Amount	Value	Paid/(Received)	(Depreciation)
Barclays Bank PLC	CDX.HY.17.5Y	(5.00)%	12/20/2016	$8,051	$175	$197	$(22)
Goldman Sachs International CDX.HY.18.5Y		(5.00)%	06/20/2017	5,100	169	252	(83)
Total					$344	$449	$(105)

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
April 30, 2012 (unaudited)

Credit Default Swaps (continued)

Sell Protection
			Implied
			Credit Spread	(Pay)/					Upfront		Unrealized
			as of April	Receive	Expiration	Notional		Market	Premiums		Appreciation/
Counterparty (Issuer)		Reference Entity	30, 2012 (c)	Fixed Rate	Date	Amount (a)		Value (b)	Paid/(Received)		(Depreciation)
Bank of America NA		Berkshire Hathaway	1.19%	1.00%	03/20/2015		$2,200	$ 3	$(22	) $	25
		Finance Corp; 4.63%;
		10/15/2013
Bank of America NA		Credit Agricole	4.67%	1.00%	06/20/2016	EUR	2,500	(473)	(217)		(256)
		(London); 0.50%;
		03/13/2016
Bank of America NA		France (Govt of) OAT	1.63%	0.25%	03/20/2016		$1,400	(73)	(42)		(31)
	BD;	4.25%; 04/25/2019
Bank of America NA		General Electric Capital	1.75%	1.00%	12/20/2015		2,100	(19)	(30)		11
	Corp;	5.63%; 09/15/2017
Bank of America NA		General Electric Capital	1.75%	1.00%	12/20/2015		2,000	(18)	(28)		10
	Corp;	5.63%; 09/15/2017
Bank of America NA		Japanese Government	1.24%	1.00%	03/20/2016		300	3	3		—
	Bond	(20Y); 2.00%;
		03/21/2022
Bank of America NA		Japanese Government	0.90%	1.00%	03/20/2017		4,600	19	(34)		53
	Bond	(20Y); 2.00%;
		03/21/2022
Bank of America NA		Japanese Government	0.90%	1.00%	03/20/2017		16,100	66	(110)		176
	Bond	(20Y); 2.00%;
		03/21/2022
Bank of America NA		Japanese Government	1.24%	1.00%	03/20/2016		200	2	2		—
	Bond	(20Y); 2.00%;
		03/21/2022
Bank of America NA		MetLife Inc; 5.00%;	2.55%	1.00%	12/20/2015		3,900	(140)	(153)		13
		06/15/2015
Bank of America NA		MetLife Inc; 5.00%;	2.49%	1.00%	09/20/2015		9,500	(299)	(414)		115
		06/15/2015
Bank of America NA		Republic of Indonesia	2.25%	1.00%	06/20/2021		7,100	(650)	(427)		(223)
		144A Note; 7.25%;
		04/20/2015
Bank of America NA		UK GILT; 4.25%;	0.67%	1.00%	06/20/2016		3,200	70	53		17
		06/07/2032
Bank of America NA		United Mexican States;	1.50%	1.00%	06/20/2021		10,500	(423)	(276)		(147)
		7.50%; 04/08/2033
Bank of America NA		United Mexican States;	1.70%	1.00%	03/20/2021		200	(8)	(8)		—
		7.50%; 04/08/2033
Bank of America NA		United Mexican States;	1.19%	1.00%	09/20/2015		300	1	(3)		4
		7.50%; 04/08/2033
Barclays Bank PLC		France (Govt of) OAT	1.63%	0.25%	03/20/2016		1,000	(53)	(28)		(25)
	BD;	4.25%; 04/25/2019
Barclays Bank PLC		France (Govt of) OAT	1.73%	0.25%	09/20/2016		400	(25)	(21)		(4)
	BD;	4.25%; 04/25/2019
Barclays Bank PLC		Morgan Stanley Dean	2.40%	1.00%	09/20/2012		400	(4)	(3)		(1)
		Witter Global Note;
		6.60%; 04/01/2012
Barclays Bank PLC		Republic of Brazil	1.27%	1.00%	12/20/2015		11,600	9	(48)		57
		Global Bond; 12.25%;
		03/06/2030
Barclays Bank PLC		Republic of Brazil	0.87%	1.00%	06/20/2015		500	2	(4)		6
		Global Bond; 12.25%;
		03/06/2030
Barclays Bank PLC		Republic of Indonesia	1.66%	1.00%	06/20/2016		1,500	(25)	(19)		(6)
		144A Note; 7.25%;
		04/20/2015
Barclays Bank PLC		Republic of Indonesia	2.25%	1.00%	06/20/2021		4,400	(403)	(253)		(150)
		144A Note; 7.25%;
		04/20/2015
Barclays Bank PLC		Republic of Indonesia	1.66%	1.00%	06/20/2016		1,500	(26)	(20)		(6)
		144A Note; 7.25%;
		04/20/2015

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
April 30, 2012 (unaudited)

Credit Default Swaps (continued)

Sell Protection (continued)
				Implied
				Credit Spread	(Pay)/					Upfront		Unrealized
				as of April	Receive	Expiration	Notional		Market	Premiums		Appreciation/
Counterparty (Issuer)		Reference Entity		30, 2012 (c)	Fixed Rate	Date	Amount (a)		Value (b)	Paid/(Received)		(Depreciation)
Barclays Bank PLC		United Mexican States;		1.11%	1.00%	03/20/2015		$1,500	$ 9	$(19	) $	28
		7.50%; 04/08/2033
BNP Paribas		General Electric Capital		1.43%	1.00%	03/20/2014		1,100	2	(32)		34
	Corp;	5.63%; 09/15/2017
BNP Paribas		U S Treasury Note;		0.42%	0.25%	03/20/2016	EUR	6,200	(10)	(68)		58
		4.88%; 08/15/2016
Citibank NA		Berkshire Hathaway		1.39%	1.00%	03/20/2016		$300	(2)	(3)		1
		Finance Corp; 4.63%;
		10/15/2013
Citibank NA		Republic of Brazil		0.87%	1.00%	06/20/2015		1,000	4	(17)		21
		Global Bond; 12.25%;
		03/06/2030
Citibank NA		Republic of Brazil		1.72%	1.00%	03/20/2021		9,900	(431)	(389)		(42)
		Global Bond; 12.25%;
		03/06/2030
Citibank NA		Republic of Brazil		1.24%	1.00%	09/20/2015		1,000	2	(11)		13
		Global Bond; 12.25%;
		03/06/2030
Citibank NA		Republic of Brazil		0.00%	1.00%	06/20/2016		5,400	(11)	(15)		4
		Global Bond; 12.25%;
		03/06/2030
Citibank NA		Republic of Indonesia		2.25%	1.00%	06/20/2021		14,200	(1,301)	(826)		(475)
		144A Note; 7.25%;
		04/20/2015
Citibank NA		Russian Federation		2.04%	1.00%	03/20/2016		11,200	(286)	(213)		(73)
	Bond;	7.50	%;
		03/31/2030
Citibank NA		UK GILT; 4.25%;		0.67%	1.00%	06/20/2016		5,100	110	33		77
		06/07/2032
Citibank NA		United Mexican States;		1.11%	1.00%	03/20/2015		1,500	9	(19)		28
		7.50%; 04/08/2033
Citibank NA		United Mexican States;		1.19%	1.00%	09/20/2015		700	3	(7)		10
		7.50%; 04/08/2033
Citibank NA		United Mexican States;		0.96%	1.00%	06/20/2016		2,900	2	(5)		7
		7.50%; 04/08/2033
Deutsche Bank AG		France (Govt of) OAT		1.63%	0.25%	03/20/2016		500	(26)	(15)		(11)
	BD;	4.25%; 04/25/2019
Deutsche Bank AG		General Electric Capital		1.36%	4.30%	12/20/2013		300	17	—		17
	Corp;	5.63%; 09/15/2017
Deutsche Bank AG		General Electric Capital		1.36%	4.23%	12/20/2013		800	45	—		45
	Corp;	5.63%; 09/15/2017
Deutsche Bank AG		General Electric Capital		1.36%	4.75%	12/20/2013		100	6	—		6
	Corp;	5.63%; 09/15/2017
Deutsche Bank AG		General Electric Capital		1.36%	4.90%	12/20/2013		300	20	—		20
	Corp;	5.63%; 09/15/2017
Deutsche Bank AG		Japanese Government		1.04%	1.00%	03/20/2015		1,000	13	7		6
	Bond	(20Y); 2.00%;
		03/21/2022
Deutsche Bank AG		Metlife Inc; 5.00%;		2.81%	1.00%	03/20/2018		4,600	(331)	(219)		(112)
		06/15/2015
Deutsche Bank AG		Republic of Brazil		1.06%	1.00%	06/20/2016		3,300	(6)	(9)		3
		Global Bond; 12.25%;
		03/06/2030
Deutsche Bank AG		Republic of Brazil		0.87%	1.00%	06/20/2015		600	2	(4)		6
		Global Bond; 12.25%;
		03/06/2030
Deutsche Bank AG		Republic of Indonesia;		1.47%	1.00%	09/20/2015		500	(4)	(8)		4
		6.75%; 03/10/2014
Deutsche Bank AG		Republic of Korea		1.03%	1.00%	06/20/2016		600	(1)	—		(1)
		Global Bond; 4.88%;
		09/22/2014
Deutsche Bank AG		Republic of Korea		1.03%	1.00%	06/20/2016		1,000	(1)	—		(1)
		Global Bond; 4.88%;
		09/22/2014
Deutsche Bank AG		United Mexican States;		1.26%	1.00%	03/20/2016		5,900	11	(33)		44
		7.50%; 04/08/2033

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
April 30, 2012 (unaudited)

Credit Default Swaps (continued)

Sell Protection (continued)
			Implied
			Credit Spread	(Pay)/				Upfront	Unrealized
			as of April	Receive	Expiration	Notional	Market	Premiums	Appreciation/
Counterparty (Issuer)		Reference Entity	30, 2012 (c)	Fixed Rate	Date	Amount (a)	Value (b)	Paid/(Received)	(Depreciation)
Deutsche Bank AG		United Mexican States;	1.11%	1.00%	03/20/2015	$800	$5	$(10)$	15
		7.50%; 04/08/2033
Goldman Sachs & Co		Berkshire Hathaway	1.19%	1.00%	03/20/2015	1,100	1	(11)	12
		Finance Corp; 4.63%;
		10/15/2013
Goldman Sachs & Co		France (Govt of) OAT	1.63%	0.25%	03/20/2016	21,400	(1,126)	(1,149)	23
	BD;	4.25%; 04/25/2019
Goldman Sachs & Co		France (Govt of) OAT	1.68%	0.25%	06/20/2016	7,500	(430)	(157)	(273)
	BD;	4.25%; 04/25/2019
Goldman Sachs & Co		Japanese Government	1.28%	1.00%	06/20/2016	3,300	31	27	4
	Bond	(20Y); 2.00%;
		03/21/2022
Goldman Sachs & Co		Republic of Brazil	0.87%	1.00%	06/20/2015	500	2	(4)	6
		Global Bond; 12.25%;
		03/06/2030
Goldman Sachs & Co		UK GILT; 4.25%;	0.50%	1.00%	06/20/2015	12,300	273	68	205
		06/07/2032
Goldman Sachs & Co		UK GILT; 4.25%;	0.59%	1.00%	12/20/2015	2,100	46	34	12
		06/07/2032
Goldman Sachs & Co		UK GILT; 4.25%;	0.59%	1.00%	12/20/2015	1,000	22	16	6
		06/07/2032
Goldman Sachs & Co		United Mexican States;	1.26%	1.00%	03/20/2016	1,900	3	(51)	54
		5.95%; 03/19/2019
HSBC Securities Inc		France (Govt of) OAT	1.73%	0.25%	09/20/2016	400	(25)	(13)	(12)
	BD;	4.25%; 04/25/2019
HSBC Securities Inc		France (Govt of) OAT	1.73%	0.25%	09/20/2016	500	(32)	(26)	(6)
	BD;	4.25%; 04/25/2019
HSBC Securities Inc		Republic of Brazil	0.87%	1.00%	06/20/2015	4,400	16	(29)	45
		Global Bond; 12.25%;
		03/06/2030
HSBC Securities Inc		Republic of Brazil	1.27%	1.00%	12/20/2015	5,200	4	(120)	124
		Global Bond; 12.25%;
		03/06/2030
HSBC Securities Inc		Republic of Brazil	0.87%	1.00%	06/20/2015	2,100	8	(13)	21
		Global Bond; 12.25%;
		03/06/2030
HSBC Securities Inc		Republic of Brazil	1.06%	1.00%	06/20/2016	6,000	(11)	(179)	168
		Global Bond; 12.25%;
		03/06/2030
HSBC Securities Inc		Republic of Brazil	1.31%	1.00%	03/20/2016	38,100	(21)	(536)	515
		Global Bond; 12.25%;
		03/06/2030
HSBC Securities Inc		Republic of Brazil	1.24%	1.00%	09/20/2015	1,500	3	(10)	13
		Global Bond; 12.25%;
		03/06/2030
HSBC Securities Inc		Republic of Brazil	0.87%	1.00%	06/20/2015	24,500	86	(436)	522
		Global Bond; 12.25%;
		03/06/2030
HSBC Securities Inc		United Mexican States;	1.70%	1.00%	03/20/2021	7,500	(286)	(306)	20
		7.50%; 04/08/2033
JP Morgan Chase		General Electric Capital	1.43%	1.00%	03/20/2014	3,400	7	(77)	84
	Corp;	5.63%; 09/15/2017
JP Morgan Chase		Morgan Stanley Dean	2.40%	1.00%	09/20/2012	1,100	(7)	(7)	—
		Witter Global Note;
		6.60%; 04/01/2012
JP Morgan Chase		Republic of Brazil	1.39%	1.00%	09/20/2016	1,200	(5)	(6)	1
		Global Bond; 12.25%;
		03/06/2030
Morgan Stanley & Co		France (Govt of) OAT	1.63%	0.25%	03/20/2016	500	(26)	(13)	(13)
	BD;	4.25%; 04/25/2019
Morgan Stanley & Co		Republic of Brazil	0.87%	1.00%	06/20/2015	600	2	(4)	6
		Global Bond; 12.25%;
		03/06/2030
Morgan Stanley & Co		Republic of Indonesia	2.25%	1.00%	06/20/2021	7,700	(706)	(1,129)	423
		144A Note; 7.25%;
		04/20/2015

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
April 30, 2012 (unaudited)

Credit Default Swaps (continued)

Sell Protection (continued)
			Implied
			Credit Spread	(Pay)/						Upfront	Unrealized
			as of April	Receive	Expiration	Notional		Market		Premiums	Appreciation/
Counterparty (Issuer)		Reference Entity	30, 2012 (c)	Fixed Rate	Date	Amount (a)		Value (b)	Paid/(Received)		(Depreciation)
Morgan Stanley & Co		Republic of Indonesia	1.53%	1.00%	12/20/2015		$1,100	$(12	)$	(56)	$44
		144A Note; 7.25%;
		04/20/2015
Royal Bank of Scotland PLC		France (Govt of) OAT	1.63%	0.25%	03/20/2016		500	(27)		(13)	(14)
	BD;	4.25%; 04/25/2019
Royal Bank of Scotland PLC		France (Govt of) OAT	1.59%	0.25%	12/20/2015		700	(34)		(10)	(24)
	BD;	4.25%; 04/25/2019
Royal Bank of Scotland PLC		United Mexican States;	1.19%	1.00%	09/20/2015		2,100	9		(16)	25
		7.50%; 04/08/2033
UBS Securities		Berkshire Hathaway	1.19%	1.00%	03/20/2015		1,100	2		(11)	13
		Finance Corp; 4.63%;
		10/15/2013
UBS Securities		France (Govt of) OAT	1.63%	0.25%	03/20/2016		1,800	(95)		(55)	(40)
	BD;	4.25%; 04/25/2019
UBS Securities		Merrill Lynch & Co	2.84%	1.00%	06/20/2012		13,800	(14)		(62)	48
	Note;	5.00%; 01/15/2015
UBS Securities		Republic of Brazil	1.24%	1.00%	09/20/2015		500	1		(3)	4
		Global Bond; 12.25%;
		03/06/2030
UBS Securities		U S Treasury Note;	0.40%	0.25%	09/20/2015	EUR	10,100	8		(97)	105
		4.88%; 08/15/2016
Total								$(6,947	)$	(8,438)	$1,491
Exchange Cleared Credit Default Swaps

Buy Protection
				(Pay)/						Upfront	Unrealized
				Receive	Expiration	Notional		Market		Premiums	Appreciation/
		Reference Entity		Fixed Rate	Date	Amount		Value	Paid/(Received)		(Depreciation)
		CDX.HY.17.5Y		(5.00)%	12/20/2016		$4,947	$99		$158	$(59)
		CDX.HY.18.5Y		(5.00)%	06/20/2017		5,400	172		200	(28)
		CDX.IG.18.5Y		(1.00)%	06/20/2017		71,300	(185)		(349)	164
Total								$86		$9	$77

(a) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement.

(b) The market price and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(c) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

All dollar amounts are shown in thousands (000's)

		Foreign Currency Contracts
Foreign Currency Purchase						Net Unrealized
Contracts	Counterparty	Delivery Date Contracts to Accept In Exchange For			Value	Appreciation/(Depreciation)
Brazilian Real	Barclays Bank PLC	06/04/2012	2,036,300	$1,100	$1,061	$(39)
Brazilian Real	Goldman Sachs & Co	06/04/2012	7,251,919	3,843	3,780	(63)
Brazilian Real	Morgan Stanley & Co	06/04/2012	4,086,284	2,210	2,130	(80)
Brazilian Real	UBS Securities	06/04/2012	2,223,120	1,200	1,159	(41)
British Pound	Barclays Bank PLC	05/02/2012	18,433,000	29,544	29,915	371
British Pound	Citigroup Inc	05/02/2012	2,100,000	3,359	3,408	49
British Pound	Deutsche Bank AG	05/02/2012	3,200,000	5,092	5,193	101
British Pound	JP Morgan Securities	05/02/2012	2,100,000	3,334	3,408	74
British Pound	UBS Securities	05/02/2012	3,000,000	4,767	4,869	102
Chinese Renminbi	Barclays Bank PLC	06/01/2012	43,767,750	6,878	6,930	52
Euro	Barclays Bank PLC	06/14/2012	2,493,000	3,320	3,300	(20)
Euro	Barclays Bank PLC	07/16/2012	6,085,000	7,988	8,057	69
Euro	Citigroup Inc	06/14/2012	1,600,000	2,135	2,118	(17)
Euro	Deutsche Bank AG	06/14/2012	13,173,000	17,380	17,438	58
Euro	Deutsche Bank AG	07/16/2012	2,114,000	2,775	2,799	24

See accompanying notes

		Schedule of Investments
Core Plus Bond Fund I
April 30, 2012 (unaudited)

Foreign Currency Contracts (continued)

Foreign Currency Purchase							Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Accept	In Exchange For		Value	Appreciation/(Depreciation)
Euro	JP Morgan Securities	05/02/2012	70,914,000	$93,068		$93,869	$801
Euro	JP Morgan Securities	06/14/2012	1,729,000	2,287		2,289	2
Euro	Morgan Stanley & Co	06/14/2012	5,000,000	6,621		6,619	(2)
Euro	Morgan Stanley & Co	07/16/2012	3,700,000	4,849		4,899	50
Euro	RBC Dominion Securities	06/14/2012	2,200,000	2,933		2,912	(21)
Euro	The Bank of Nova Scotia	06/14/2012	10,277,000	13,467		13,604	137
Euro	UBS Securities	06/14/2012	9,621,000	12,680		12,736	56
Euro	UBS Securities	07/16/2012	6,200,000	8,155		8,209	54
Indonesia Rupiah	HSBC Securities Inc	07/02/2012	39,162,400,000	4,335		4,237	(98)
Mexican Peso	Deutsche Bank AG	06/15/2012	155,694	12		12	—
Mexican Peso	HSBC Securities Inc	06/15/2012	222,500	17		17	—
Mexican Peso	JP Morgan Securities	06/15/2012	200,983	15		15	—
Mexican Peso	UBS Securities	06/15/2012	69,406	5		5	—
Total							$1,619

Foreign Currency Sale							Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Deliver	In Exchange For		Value	Appreciation/(Depreciation)
Australian Dollar	Deutsche Bank AG	06/07/2012	3,388,000	$3,492		$3,515	$(23)
Brazilian Real	Morgan Stanley & Co	06/04/2012	15,597,623	8,927		8,131	796
British Pound	Barclays Bank PLC	06/01/2012	18,433,000	29,539		29,905	(366)
British Pound	Deutsche Bank AG	05/02/2012	28,833,000	45,663		46,793	(1,130)
Canadian Dollar	Barclays Bank PLC	06/21/2012	98,681,000	99,622		99,807	(185)
Chinese Renminbi	Barclays Bank PLC	06/01/2012	20,446,750	3,236		3,237	(1)
Chinese Renminbi	UBS Securities	06/01/2012	23,321,000	3,700		3,692	8
Euro	Bank of America	07/16/2012	69,026,000	90,239		91,392	(1,153)
Euro	Citigroup Inc	05/02/2012	70,914,000	93,870		93,869	1
Euro	JP Morgan Securities	06/01/2012	70,914,000	93,081		93,865	(784)
Euro	Morgan Stanley & Co	06/14/2012	2,000	3		3	—
Euro	RBC Dominion Securities	06/14/2012	2,000	3		3	—
Indonesia Rupiah	Barclays Bank PLC	07/02/2012	3,764,000,000	403		407	(4)
Indonesia Rupiah	Goldman Sachs & Co	07/02/2012	495,656,000	54		54	—
Indonesia Rupiah	HSBC Securities Inc	07/02/2012	31,040,000,000	3,331		3,358	(27)
Indonesia Rupiah	UBS Securities	07/02/2012	3,862,744,000	410		418	(8)
Mexican Peso	HSBC Securities Inc	06/15/2012	311,277,343	24,074		23,802	272
Total							$(2,604)

All dollar amounts are shown in thousands (000's)

Futures Contracts

							Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value			Appreciation/(Depreciation)
90 day Eurodollar; March 2014	Long	216	$53,431			$53,625	$194
US 10 Year Note; June 2012	Long	1,083	142,021			143,261	1,240
US 5 Year Note; June 2012	Long	2,228	274,696			275,819	1,123
Total							$2,557

All dollar amounts are shown in thousands (000's)

Interest Rate Swaps

		(Pay)/Receive	Fixed	Expiration	Notional		Unrealized
Counterparty (Issuer)	Floating Rate Index	Floating Rate	Rate	Date	Amount		Appreciation/(Depreciation)
Barclays Bank PLC	6 Month AUD BBR BBSW	Pay	4.25%	06/15/2017	AUD	900	$7
Barclays Bank PLC	MXN TIIE Banxico	Pay	5.60%	09/06/2016	MXN	196,300	70
Citibank NA	6 Month AUD BBR BBSW	Pay	5.00%	06/15/2017	AUD	1,700	60
Citibank NA	6 Month AUD BBR BBSW	Pay	4.25%	06/15/2017		1,300	15
Citibank NA	6 Month AUD BBR BBSW	Pay	5.25%	06/15/2022		5,000	362
Deutsche Bank AG	6 Month AUD BBR BBSW	Pay	5.00%	06/15/2017		900	32
Deutsche Bank AG	6 Month AUD BBR BBSW	Pay	4.25%	06/15/2017		2,200	20
Goldman Sachs & Co	6 Month AUD BBR BBSW	Pay	5.00%	06/15/2017		18,800	729
HSBC Securities Inc	MXN-TIIE-Banxico	Pay	5.60%	09/06/2016	MXN	66,000	34
Morgan Stanley & Co	MXN TIIE Banxico	Pay	5.60%	09/06/2016		24,800	9
Morgan Stanley & Co	MXN TIIE Banxico	Pay	6.35%	06/02/2021		9,300	—
Royal Bank of Scotland PLC	6 Month AUD BBR BBSW	Pay	5.00%	06/15/2017	AUD	1,700	60
Total							$1,398

All dollar amounts are shown in thousands (000's)

See accompanying notes

			Schedule of Investments
Core Plus Bond Fund I
April 30, 2012 (unaudited)

Exchange Cleared Interest Rate Swaps

				(Pay)/Receive						Unrealized
	Floating Rate Index			Floating Rate		Fixed Rate	Expiration Date	Notional Amount	Appreciation/(Depreciation)
	3 Month LIBOR				Pay	1.50%	03/18/2016	$61,500		$61
	3 Month LIBOR			Receive		2.75%	06/20/2042	94,800		(370)
Total										$(309)

All dollar amounts are shown in thousands (000's)

Interest Rate Swaptions

			Pay/
		Floating	Receive				Upfront
Written Swaptions		Rate	Floating	Exercise	Expiration	Notional	Premiums	Market		Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate	Date	Amount	Paid/(Received)	Value	Appreciation/(Depreciation)
Call - 5 Year Interest Morgan Stanley & Co		3 Month	Receive	1.40%	03/18/2013	$17,100	$(160)	$(187	) $	(27)
Rate Swap		LIBOR
Put - 1 Year Interest	Bank of America NA	3 Month	Receive	2.25%	05/28/2013	46,200	(229)	(5)		224
Rate Swap		LIBOR
Put - 1 Year Interest	Goldman Sachs & Co	3 Month	Receive	1.00%	11/19/2012	43,100	(246)	(8)		238
Rate Swap		LIBOR
Put - 1 Year Interest	Royal Bank of Scotland	3 Month	Receive	1.75%	11/19/2012	48,300	(182)	(1)		181
Rate Swap	PLC	LIBOR
Put - 10 Year Interest Morgan Stanley & Co		3 Month	Receive	10.00%	07/10/2012	12,900	(6)	—		6
Rate Swap		LIBOR
Put - 2 Year Interest	Bank of America NA	3 Month	Receive	2.25%	09/24/2012	30,200	(50)	—		50
Rate Swap		LIBOR
Put - 2 Year Interest	Citibank NA	3 Month	Receive	2.25%	09/24/2012	3,600	(5)	—		5
Rate Swap		LIBOR
Put - 2 Year Interest	Citibank NA	3 Month	Receive	0.92%	11/14/2012	15,700	(71)	(12)		59
Rate Swap		LIBOR
Put - 2 Year Interest	Deutsche Bank AG	3 Month	Receive	1.20%	07/11/2013	31,300	(221)	(69)		152
Rate Swap		LIBOR
Put - 2 Year Interest	Goldman Sachs & Co	3 Month	Receive	2.25%	09/24/2012	27,900	(34)	(1)		33
Rate Swap		LIBOR
Put - 2 Year Interest	Morgan Stanley & Co	3 Month	Receive	0.92%	11/14/2012	109,100	(303)	(82)		221
Rate Swap		LIBOR
Put - 2 Year Interest	Morgan Stanley & Co	3 Month	Receive	2.25%	09/24/2012	14,800	(18)	—		18
Rate Swap		LIBOR
Put - 2 Year Interest	Royal Bank of Scotland	3 Month	Receive	2.25%	09/24/2012	131,900	(208)	(1)		207
Rate Swap	PLC	LIBOR
Put - 3 Year Interest	Bank of America NA	3 Month	Receive	3.00%	06/18/2012	48,400	(35)	—		35
Rate Swap		LIBOR
Put - 3 Year Interest	Barclays Bank PLC	3 Month	Receive	3.00%	06/18/2012	45,500	(29)	—		29
Rate Swap		LIBOR
Put - 3 Year Interest	Citibank NA	3 Month	Receive	3.00%	06/18/2012	36,000	(27)	—		27
Rate Swap		LIBOR
Put - 3 Year Interest	Deutsche Bank AG	3 Month	Receive	1.00%	08/13/2012	12,000	(43)	(8)		35
Rate Swap		LIBOR
Put - 3 Year Interest	Deutsche Bank AG	3 Month	Receive	2.75%	06/18/2012	25,400	(18)	1		19
Rate Swap		LIBOR
Put - 3 Year Interest	Deutsche Bank AG	3 Month	Receive	3.00%	06/18/2012	26,300	(20)	—		20
Rate Swap		LIBOR
Put - 3 Year Interest	Royal Bank of Scotland	3 Month	Receive	2.75%	06/18/2012	25,200	(17)	—		17
Rate Swap	PLC	LIBOR
Put - 3 Year Interest	Royal Bank of Scotland	3 Month	Receive	3.00%	06/18/2012	65,900	(39)	—		39
Rate Swap	PLC	LIBOR
Put - 5 Year Interest	Bank of America NA	3 Month	Receive	1.70%	08/13/2012	13,600	(67)	(15)		52
Rate Swap		LIBOR
Put - 5 Year Interest	Citibank NA	3 Month	Receive	1.70%	08/13/2012	114,100	(583)	(126)		457
Rate Swap		LIBOR
Put - 5 Year Interest	Citibank NA	3 Month	Receive	1.55%	08/13/2012	18,600	(128)	(35)		93
Rate Swap		LIBOR
Put - 5 Year Interest	Citibank NA	3 Month	Receive	3.25%	07/16/2012	23,600	(61)	—		61
Rate Swap		LIBOR
Put - 5 Year Interest	Deutsche Bank AG	3 Month	Receive	1.70%	08/13/2012	95,100	(384)	(104)		280
Rate Swap		LIBOR
Put - 5 Year Interest	Deutsche Bank AG	3 Month	Receive	1.55%	08/13/2012	198,700	(1,404)	(374)		1,030
Rate Swap		LIBOR
Put - 5 Year Interest	Deutsche Bank AG	3 Month	Receive	2.00%	03/18/2013	15,800	(148)	(84)		64
Rate Swap		LIBOR
Put - 5 Year Interest	Goldman Sachs & Co	3 Month	Receive	1.70%	08/13/2012	6,600	(31)	(7)		24
Rate Swap		LIBOR

See accompanying notes

			Schedule of Investments
			Core Plus Bond Fund I
			April 30, 2012 (unaudited)

			Interest Rate Swaptions (continued)
			Pay/
			Receive				Upfront
Written Swaptions		Floating Rate	Floating	Exercise	Expiration	Notional	Premiums	Market		Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate	Date	Amount	Paid/(Received)	Value	Appreciation/(Depreciation)
Put - 5 Year Interest	JP Morgan Chase Bank	3 Month	Receive	1.70%	08/13/2012	$61,600	$(263)	$(68	) $	195
Rate Swap	NA	LIBOR
Put - 5 Year Interest	Morgan Stanley & Co	3 Month	Receive	1.40%	03/18/2013	17,100	(332)	(238)		94
Rate Swap		LIBOR
Put - 5 Year Interest	Morgan Stanley & Co	3 Month	Receive	1.55%	08/13/2012	17,600	(53)	(33)		20
Rate Swap		LIBOR
Put - 5 Year Interest	Royal Bank of Scotland	3 Month	Receive	1.70%	08/13/2012	54,600	(245)	(61)		184
Rate Swap	PLC	LIBOR
Put - 5 Year Interest	Royal Bank of Scotland	3 Month	Receive	1.55%	08/13/2012	43,300	(121)	(81)		40
Rate Swap	PLC	LIBOR
Put - 5 Year Interest	Royal Bank of Scotland	3 Month	Receive	3.25%	07/16/2012	7,800	(20)	—		20
Rate Swap	PLC	LIBOR
Total							$(5,801)	$(1,599	) $	4,202

All dollar amounts are shown in thousands (000's)

Inflation Floor

							Upfront
	Counterparty	Strike			Expiration	Notional	Premiums			Unrealized
Description	(Issuer)	Index	Exercise Index		Date	Amount	Paid/(Received)	Market Value	Appreciation/(Depreciation)
Floor - US CPI Urban	Citibank NA	$217.97	Max of $0 or (0-		09/29/2020	$5,500	$(71)	$(12)		$59
Consumers NSA Index			(Index Final/Index
			Initial - 1))
Floor - US CPI Urban	Citibank NA	$216.69	Max of $0 or (0-		04/07/2020	12,500	(111)	(24)		87
Consumers NSA Index			(Index Final/Index
			Initial - 1))
Floor - US CPI Urban	Citibank NA	$215.95	Max of $0 or (0-		03/12/2020	5,200	(44)	(10)		34
Consumers NSA Index			(Index Final/Index
			Initial - 1))
Floor - US CPI Urban	Deutsche Bank AG $ 215.95		Max of $0 or (0-		03/10/2020	1,800	(14)	(4)		10
Consumers NSA Index			(Index Final/Index
			Initial - 1))
Total							$(240)	$(50)		$190

All dollar amounts are shown in thousands (000's)
Short Sales Outstanding

U.S. GOVERNMENT & GOVERNMENT		Principal
AGENCY OBLIGATIONS - (0.18)%		Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) - (0.18)%
4.00%, 05/01/2027		$1,500		$1,596
5.00%, 05/01/2042		4,000		4,344
				$5,940
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY				$5,940
OBLIGATIONS (proceeds $5,907)

See accompanying notes

Schedule of Investments
Diversified International Fund
April 30, 2012 (unaudited)

COMMON STOCKS - 96.21%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.02%					Banks (continued)
Teleperformance SA	23,026		$617		FirstRand Ltd	2,297,158		$7,471
					Governor & Co of the Bank of Ireland/The (a)	4,180,623		621
					Grupo Financiero Banorte SAB de CV	1,011,200		4,877
Aerospace & Defense - 0.84%					Gunma Bank Ltd/The	136,000		690
BAE Systems PLC	2,872,917		13,768
MTU Aero Engines Holding AG	133,196		11,223		Home Capital Group Inc	20,065		976
Zodiac Aerospace	10,983		1,208		HSBC Holdings PLC	4,171,987		37,661
					ICICI Bank Ltd ADR	216,011		7,321
			$26,199		Industrial & Commercial Bank of China	13,788,375		9,161
Agriculture - 3.60%					Industrial Bank of Korea	302,650		3,323
British American Tobacco PLC	743,438		38,131		Kasikornbank PCL	766,300		4,050
Bunge Ltd	59,575		3,842		Malayan Banking Bhd	580,400		1,653
Golden Agri-Resources Ltd	9,658,000		5,717		Mitsubishi UFJ Financial Group Inc	4,383,225		21,046
Imperial Tobacco Group PLC	657,486		26,293		Musashino Bank Ltd/The	12,900		420
ITC Ltd	1,198,725		5,578		National Australia Bank Ltd	922,048		24,102
Japan Tobacco Inc	4,193		23,228		National Bank of Canada	228,700		17,850
KT&G Corp	63,295		4,344		Royal Bank of Canada	406,900		23,516
Perusahaan Perkebunan London Sumatra	2,411,100		765		Sberbank of Russia (b)	3,674,301		11,733
Indonesia Tbk PT					Standard Chartered PLC	757,088		18,508
Souza Cruz SA	292,475		4,545		Sumitomo Mitsui Financial Group Inc	428,300		13,705
			$112,443		Svenska Handelsbanken AB	569,396		18,430
					Swedbank AB	1,321,689		21,818
Airlines - 0.41%					Toronto-Dominion Bank/The	279,300		23,606
Air China Ltd	8,712,000		6,293					$399,817
Asiana Airlines Inc (a)	77,260		436
Deutsche Lufthansa AG	463,557		6,036		Beverages - 1.18%
			$12,765		Anheuser-Busch InBev NV	299,319		21,574
					Cia de Bebidas das Americas ADR	217,349		9,124
Apparel - 0.37%					Fomento Economico Mexicano SAB de CV	77,187		6,272
Burberry Group PLC	482,194		11,623		ADR
								$36,970

Automobile Manufacturers - 3.76%					Building Materials - 0.34%
Daihatsu Motor Co Ltd	490,000		9,250		Central Glass Co Ltd	154,000		631
Great Wall Motor Co Ltd	1,149,500		2,467		China National Building Material Co Ltd	1,212,000		1,624
Hyundai Motor Co	58,452		13,799		Grasim Industries Ltd	25,255		1,231
Kia Motors Corp	132,639		9,733		HeidelbergCement AG	115,437		6,352
Nissan Motor Co Ltd	1,438,700		14,958		Sumitomo Osaka Cement Co Ltd	274,000		831
Renault SA	57,715		2,626					$10,669
Suzuki Motor Corp	492,900		11,601
Tata Motors Ltd	1,483,841		8,869		Chemicals - 3.57%
Toyota Motor Corp	657,000		26,922		Agrium Inc	203,700		17,944
Volvo AB - B Shares	1,225,660		17,010		Aica Kogyo Co Ltd	39,200		574
			$117,235		Arkema SA	12,466		1,106
					Asahi Kasei Corp	877,000		5,420
Automobile Parts & Equipment - 1.25%					BASF SE	380,090		31,294
Bridgestone Corp	407,900		9,652		Brenntag AG	75,685		9,429
Continental AG	138,367		13,420		Croda International PLC	33,011		1,196
Georg Fischer AG (a)	2,312		1,026
					Filtrona PLC	62,129		468
Pirelli & C SpA	1,066,727		12,998		Formosa Plastics Corp	610,000		1,725
Plastic Omnium SA	23,669		619		Koninklijke DSM NV	183,405		10,525
Sungwoo Hitech Co Ltd	52,402		587		Lanxess AG	9,804		781
Valeo SA	15,499		762		LG Chem Ltd	10,868		2,717
			$39,064		Mitsubishi Chemical Holdings Corp	962,000		5,070
Banks - 12.81%					Nippon Carbon Co Ltd	224,000		609
ABSA Group Ltd	307,091		6,329		PTT Global Chemical PCL (b)	1,007,300		2,251
Australia & New Zealand Banking Group Ltd	1,220,652		30,239		Sasol Ltd	172,144		8,184
Banca Popolare di Milano Scarl	726,402		358		Toagosei Co Ltd	136,000		589
Banco do Brasil SA	226,464		2,810		USI Corp	496,000		461
Bangkok Bank PCL	827,200		5,206		Yara International ASA	217,040		10,639
Bank Negara Indonesia Persero Tbk PT	10,753,500		4,691		Zeon Corp	66,000		575
Bank of China Ltd	11,702,300		4,873					$111,557
Bank of Yokohama Ltd/The	2,133,000		10,330		Coal - 0.06%
Bank Rakyat Indonesia Persero Tbk PT	5,771,500		4,155		Exxaro Resources Ltd	72,904		1,944
Banque Cantonale Vaudoise	1,137		644
Barclays PLC	3,133,248		11,093
China Citic Bank Corp Ltd	5,051,000		3,200		Commercial Services - 0.68%
China Construction Bank Corp	7,223,129		5,605		Aggreko PLC	181,769		6,644
China Minsheng Banking Corp Ltd	7,061,500		7,307		Benesse Holdings Inc	108,600		5,392
Credicorp Ltd	31,071		4,067		Cielo SA	208,440		6,261
DBS Group Holdings Ltd	1,643,000		18,458		Nichii Gakkan Co	53,700		736
Deutsche Bank AG	182,306		7,914		Park24 Co Ltd	65,200		897

See accompanying notes

Schedule of Investments
Diversified International Fund
April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Commercial Services (continued)					Engineering & Construction - 2.13%
Valid Solucoes e Servicos de Seguranca em	46,536		$715		Bilfinger Berger SE	160,923		$14,723
Meios de Pagamento e Identificacao S.A					Budimex SA	15,003		377
Xiamen International Port Co Ltd	4,470,000		568		Cheung Kong Infrastructure Holdings Ltd	1,027,000		6,086
			$21,213		China Communications Construction Co Ltd	6,052,000		6,030
					China Railway Construction Corp Ltd	6,063,500		4,810
Computers - 1.20%					CTCI Corp	670,000		1,290
Asustek Computer Inc	425,000		4,270		Daelim Industrial Co Ltd	49,802		4,585
Gemalto NV	107,395		8,000		Monadelphous Group Ltd	48,186		1,159
Ingenico	23,095		1,215		NRW Holdings Ltd	274,117		1,157
Lenovo Group Ltd	9,476,000		9,062		SembCorp Industries Ltd	2,791,000		11,337
Tata Consultancy Services Ltd	283,120		6,677		Taeyoung Engineering & Construction Co Ltd	93,410		411
TDK Corp	154,700		8,078		Taihei Dengyo Kaisha Ltd	73,000		609
			$37,302		Vinci SA	302,219		14,017
Cosmetics & Personal Care - 0.03%								$66,591
Able C&C Co Ltd	16,290		805		Food - 3.11%
					Aryzta AG (a)	16,556		834
Distribution & Wholesale - 1.63%					Casino Guichard Perrachon SA	132,757		13,043
Inchcape PLC	104,654		622		Charoen Pokphand Foods PCL (b)	4,303,600		5,690
LG International Corp	64,073		2,612		Cosan SA Industria e Comercio	221,600		3,856
Marubeni Corp	1,874,000		13,012		Danone	174,196		12,263
Mitsubishi Corp	723,600		15,682		JBS SA (a)	120,774		473
Sumitomo Corp	1,339,431		19,035		Nestle SA	609,034		37,327
			$50,963		Nutreco NV	123,230		8,956
					Sao Martinho SA	44,411		533
Diversified Financial Services - 1.99%					Shoprite Holdings Ltd	32,680		565
Aberdeen Asset Management PLC	1,986,022		9,141		Suedzucker AG	413,745		12,599
Daishin Securities Co Ltd	54,370		469		Viscofan SA	22,764		1,031
Fubon Financial Holding Co Ltd	3,752,048		3,882					$97,170
Hana Financial Group Inc	201,610		6,873
IGM Financial Inc	146,586		6,878		Forest Products & Paper - 0.08%
Intermediate Capital Group PLC	1,020,736		4,255		DS Smith PLC	307,440		838
Jaccs Co Ltd	204,000		734		Metsa Board OYJ (a)	180,964		498
KB Financial Group Inc	139,083		4,706		Mondi PLC	78,322		728
ORIX Corp	207,470		19,836		Sumitomo Forestry Co Ltd	61,700		537
Provident Financial PLC	45,647		856					$2,601
TMX Group Inc	99,400		4,538		Gas - 0.48%
			$62,168		National Grid PLC	1,399,631		15,114
Electric - 0.83%
Atco Ltd/Canada	15,800		1,169		Hand & Machine Tools - 0.05%
China Power International Development Ltd	3,010,000		680		Techtronic Industries Co	1,166,500		1,400
CLP Holdings Ltd	1,384,500		11,852
SSE PLC	404,591		8,676
Tenaga Nasional BHD	1,650,300		3,504		Healthcare - Products - 1.36%
			$25,881		Coloplast A/S	97,283		18,011
					Elekta AB	309,041		15,629
Electrical Components & Equipment - 1.79%					Elekta AB - Rights (a),(b)	23,627		5
Harbin Electric Co Ltd	796,000		826		Fresenius SE & Co KGaA	83,783		8,365
Hitachi Ltd	3,605,739		22,966		Opto Circuits India Ltd	96,625		341
Leoni AG	110,171		5,662					$42,351
Mitsubishi Electric Corp	1,254,000		11,016
Nissin Electric Co Ltd	83,000		475		Holding Companies - Diversified - 1.01%
Schneider Electric SA	172,275		10,611		Barloworld Ltd	184,862		2,331
Simplo Technology Co Ltd	554,900		4,225		Imperial Holdings Ltd	311,532		6,774
			$55,781		KOC Holding AS	1,463,514		5,436
					Sherritt International Corp	137,800		788
Electronics - 1.76%					Sime Darby Bhd	1,476,600		4,745
Advantest Corp	992,100		16,487		Swire Pacific Ltd	977,000		11,517
Anritsu Corp	905,000		11,808					$31,591
FLEXium Interconnect Inc	219,000		697
Hon Hai Precision Industry Co Ltd	2,714,241		8,534		Home Builders - 0.57%
Interflex Co Ltd	10,599		574		Barratt Developments PLC (a)	3,377,690		7,331
LG Display Co Ltd (a)	100,920		2,228		MRV Engenharia e Participacoes SA	359,117		2,099
Murata Manufacturing Co Ltd	100,700		5,755		Persimmon PLC	829,993		8,465
Phison Electronics Corp	74,340		526					$17,895
Radiant Opto-Electronics Corp	664,000		2,770
Samsung Electro-Mechanics Co Ltd	40,000		3,848		Home Furnishings - 0.06%
					De'Longhi SpA	81,213		1,145
Spectris PLC	45,566		1,395		JVC Kenwood Corp	153,000		652
Topco Scientific Co Ltd	221,000		391
			$55,013					$1,797

See accompanying notes

     Schedule of Investments Diversified International Fund April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Insurance - 3.29%					Mining (continued)
AXA SA	284,753		$4,046		Cia de Minas Buenaventura SA ADR	91,842		$3,790
Hannover Rueckversicherung AG	172,658		10,449		Gold Fields Ltd	179,408		2,298
Helvetia Holding AG	2,787		1,000		Grupo Mexico SAB de CV	738,900		2,278
Lancashire Holdings Ltd	65,787		860		Gujarat Mineral Development Corp Ltd	92,935		327
Legal & General Group PLC	8,315,707		15,878		Iluka Resources Ltd	482,625		8,431
PICC Property & Casualty Co Ltd	2,225,000		2,767		Industrias Penoles SAB de CV	82,710		3,875
Prudential PLC	1,904,148		23,337		Jiangxi Copper Co Ltd	890,000		2,140
Sampo OYJ	585,116		15,579		KGHM Polska Miedz SA	36,466		1,612
Samsung Fire & Marine Insurance Co Ltd	23,930		4,567		Medusa Mining Ltd	65,372		389
Sanlam Ltd	1,536,119		6,628		New Gold Inc (a)	49,700		453
Zurich Insurance Group AG (a)	71,722		17,572		Pan American Silver Corp	266,900		5,190
			$102,683		PanAust Ltd (a)	200,341		672
					Regis Resources Ltd (a)	84,821		371
Internet - 0.04%					Rio Tinto Ltd	450,802		30,846
PChome Online Inc	79,000		446		Southern Copper Corp	125,884		4,139
So-net Entertainment Corp	186		780		Sterlite Industries India Ltd ADR	201,352		1,649
			$1,226		Teck Resources Ltd	242,300		9,041
Investment Companies - 0.23%					Xstrata PLC	599,488		11,513
Investment AB Kinnevik	355,979		7,241		Yamana Gold Inc	859,800		12,612
								$174,850

Iron & Steel - 0.59%					Miscellaneous Manufacturing - 0.39%
APERAM	17,936		304		Aalberts Industries NV	41,048		788
Evraz PLC (a)	550,048		3,304		Fenner PLC	77,115		564
Ferrexpo PLC	152,831		727		IMI PLC	480,680		7,722
JFE Shoji Trade Corp	111,000		551		Jai Corp Ltd	159,899		205
Kumba Iron Ore Ltd	40,698		2,882		Melrose PLC	148,503		1,054
Labrador Iron Ore Royalty Corp	12,000		428		Morgan Crucible Co PLC	163,055		860
Maanshan Iron & Steel	5,808,000		1,626		Singamas Container Holdings Ltd	3,286,000		979
OneSteel Ltd	712,812		955					$12,172
POSCO ADR	41,460		3,451		Office & Business Equipment - 0.52%
Ternium SA ADR	146,909		3,485
Xingda International Holdings Ltd	1,332,000		575		Canon Inc	358,800		16,264
			$18,288
					Oil & Gas - 9.07%
Leisure Products & Services - 0.37%					Afren PLC (a)	558,364		1,222
HIS Co Ltd	26,100		845		Aurora Oil & Gas Ltd (a)	182,523		781
Sega Sammy Holdings Inc	513,252		10,769		Bangchak Petroleum PCL (b)	1,582,300		1,308
			$11,614		BG Group PLC	1,589,776		37,511
Lodging - 0.10%					BP PLC	4,831,162		34,901
Genting Bhd	883,900		3,013		China Petroleum & Chemical Corp	2,992,000		3,178
					CNOOC Ltd	6,022,000		12,725
					Det Norske Oljeselskap ASA (a)	45,993		662
Machinery - Construction & Mining - 0.33%					Ecopetrol SA ADR	94,710		6,128
Atlas Copco AB - A Shares	436,132		10,378		Gazprom OAO ADR	1,250,850		14,435
					Lukoil OAO ADR	223,012		13,682
Machinery - Diversified - 0.79%					Petrobank Energy & Resources Ltd (a)	54,700		784
Andritz AG	20,544		1,076		PetroChina Co Ltd	7,487,494		11,169
Daifuku Co Ltd	119,500		639		Petroleo Brasileiro SA ADR	592,812		13,955
Duerr AG	16,272		1,028		Premier Oil PLC (a)	120,083		731
IHI Corp	3,606,000		8,723		Royal Dutch Shell PLC - A Shares	189,419		6,756
Mitsubishi Heavy Industries Ltd	2,740,000		12,426		Royal Dutch Shell PLC - B Shares	1,426,506		52,202
Toromont Industries Ltd	29,700		666		Seadrill Ltd	484,522		18,786
			$24,558		SK Holdings Co Ltd	36,745		3,912
					Statoil ASA	597,257		16,026
Media - 0.01%					Thai Oil PCL (b)	1,726,100		3,787
TV Asahi Corp	291		435		Total SA	597,564		28,685
								$283,326

Metal Fabrication & Hardware - 0.07%					Oil & Gas Services - 1.24%
Hyundai Hysco Co Ltd	58,580		2,058		Canyon Services Group Inc	62,100		699
					John Wood Group PLC	856,980		10,882
Mining - 5.60%					Saipem SpA	271,522		13,420
Antofagasta PLC	164,727		3,172		Technip SA	121,462		13,793
Argonaut Gold Inc (a)	66,188		541					$38,794
B2Gold Corp (a)	142,000		536
					Packaging & Containers - 0.55%
Barrick Gold Corp	432,700		17,503		Rexam PLC	2,469,041		17,235
BHP Billiton Ltd	1,135,817		42,147
BHP Billiton PLC	68,492		2,205
Centerra Gold Inc	456,200		5,907		Pharmaceuticals - 5.43%
China Qinfa Group Ltd (a)	5,468,000		1,213		BTG PLC (a)	54,461		336

See accompanying notes

Schedule of Investments
Diversified International Fund
April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)		COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Pharmaceuticals (continued)						Semiconductors (continued)
Chong Kun Dang Pharm Corp	30,280		$424			Tokyo Electron Ltd	215,400		$11,937
Dr Reddy's Laboratories Ltd ADR	84,025		2,843			United Microelectronics Corp	10,254,000		5,364
GlaxoSmithKline PLC	300,513		6,942						$103,728
Novartis AG	690,575		38,131
Novo Nordisk A/S	201,134		29,652			Shipbuilding - 0.09%
Roche Holding AG	240,310		43,919			Samsung Heavy Industries Co Ltd	57,390		2,098
Sanofi	297,971		22,759			STX OSV Holdings Ltd	619,000		796
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	814,570		766						$2,894
Ship Healthcare Holdings Inc	37,100		877			Software - 1.21%
Shire PLC	656,164		21,386			IT Holdings Corp	47,300		605
SXC Health Solutions Corp (a)	9,200		834			Konami Corp	294,600		8,520
Virbac SA	3,357		565			Nihon Unisys Ltd	95,300		716
			$169,434			SAP AG	422,551		28,021
Pipelines - 0.53%									$37,862
TransCanada Corp	373,600		16,436			Storage & Warehousing - 0.01%
						Sumitomo Warehouse Co Ltd/The	92,000		440
Real Estate - 1.81%
Brookfield Asset Management Inc	653,938		21,581			Telecommunications - 6.50%
Capital Property Fund	480,690		574			America Movil SAB de CV ADR	243,212		6,482
Castellum AB	52,829		669			BT Group PLC	4,636,624		15,859
Cheung Kong Holdings Ltd	1,078,000		14,257			China Mobile Ltd	1,542,139		17,062
Evergrande Real Estate Group Ltd	7,066,000		4,057			Chorus Ltd (a)	4,152,957		11,597
Ez Tec Empreendimentos e Participacoes SA	94,734		1,046			Elisa OYJ	350,937		7,914
Fantasia Holdings Group Co Ltd	5,934,000		676			GN Store Nord A/S	89,783		1,007
Great Eagle Holdings Ltd	342,000		1,004			Hutchison Telecommunications Hong Kong	2,294,666		1,020
Greentown China Holdings Ltd	647,500		449			Holdings Ltd
Helbor Empreendimentos SA	143,700		698			Nippon Telegraph & Telephone Corp	374,300		16,935
Mah Sing Group Bhd	880,500		570			NTT DoCoMo Inc	12,917		22,056
Mitsui Fudosan Co Ltd	550,000		10,074			Oki Electric Industry Co Ltd (a)	703,000		1,197
Wihlborgs Fastigheter AB	62,954		874			Orascom Telecom Holding SAE (a)	695,770		1,948
			$56,529			Samart Corp PCL (b)	1,940,500		601
REITS - 1.19%						Sistema JSFC	129,288		2,458
						Taiwan Mobile Co Ltd (a)	799,000		2,575
Artis Real Estate Investment Trust (a)	36,000		614
						Telecity Group PLC (a)	76,700		1,005
CapitaMall Trust	4,326,000		6,281
Dundee Real Estate Investment Trust	25,900		967			Telecom Corp of New Zealand Ltd	8,240,975		17,718
Eurocommercial Properties NV	19,796		694			Telekomunikasi Indonesia Persero Tbk PT	6,986,500		6,442
Mirvac Group	5,816,903		7,816			Telenet Group Holding NV	186,672		8,015
Premier Investment Corp	200		756			Telenor ASA	62,337		1,146
Suntec Real Estate Investment Trust	833,000		879			Telstra Corp Ltd	2,714,036		10,007
Unibail-Rodamco SE	47,836		8,951			Tim Participacoes SA ADR	59,421		1,778
Wereldhave NV	11,273		793			Vodacom Group Ltd	420,345		5,845
Westfield Retail Trust	3,084,001		8,703			Vodafone Group PLC	12,421,548		34,382
Yuexiu Real Estate Investment Trust	1,146,000		589			Ziggo NV	255,166		8,025
			$37,043						$203,074

Retail - 3.06%						Textiles - 0.10%
Alimentation Couche Tard Inc	393,500		17,069			Alok Industries Ltd	1,371,789		507
Aoyama Trading Co Ltd	49,500		1,021			Cia Hering	79,600		1,976
Cie Financiere Richemont SA	242,504		15,011			Raymond Ltd	71,548		546
Dollarama Inc	287,100		15,979						$3,029
Dufry AG (a)	7,120		967			Toys, Games & Hobbies - 0.32%
Foschini Group Ltd/The	85,482		1,417			Namco Bandai Holdings Inc	688,600		9,846
Giordano International Ltd	1,076,000		935
Inditex SA	85,786		7,732
Jean Coutu Group PJC Inc/The	49,254		705			Transportation - 1.51%
Tim Hortons Inc	302,800		17,478			Canadian National Railway Co	344,900		29,433
Tsuruha Holdings Inc	15,800		947			Pacific Basin Shipping Ltd	1,027,000		537
UNY Co Ltd	773,500		8,989			Stagecoach Group PLC	227,167		914
Woolworths Holdings Ltd/South Africa	989,414		6,194			Toll Holdings Ltd	937,791		5,684
Xebio Co Ltd	40,800		1,123			West Japan Railway Co	257,400		10,575
			$95,567						$47,143

Semiconductors - 3.32%					Water	- 0.97%
ARM Holdings PLC	1,087,315		9,200			Pennon Group PLC	782,779		9,346
ASM International NV	27,183		962			Severn Trent PLC	313,511		8,598
ASML Holding NV	292,422		14,879			United Utilities Group PLC	1,233,767		12,380
Formosa Advanced Technologies Co Ltd	310,000		315						$30,324
Infineon Technologies AG	875,601		8,726			TOTAL COMMON STOCKS			$3,004,023
Samsung Electronics Co Ltd	28,931		35,410
Taiwan Semiconductor Manufacturing Co Ltd	5,729,605		16,935
See accompanying notes						170

Schedule of Investments
Diversified International Fund
April 30, 2012 (unaudited)

					Unrealized Appreciation (Depreciation)
					The net federal income tax unrealized appreciation (depreciation) and federal tax
PREFERRED STOCKS - 2.22%	Shares Held	Value	(000	's)	cost of investments held as of the period end were as follows:
Apparel - 0.31%
Hugo Boss AG	87,655			$ 9,789	Unrealized Appreciation	$332,187
					Unrealized Depreciation	(85,386)
					Net Unrealized Appreciation (Depreciation)	$246,801
Automobile Manufacturers - 0.75%					Cost for federal income tax purposes	$2,872,966
Volkswagen AG	122,949		23,306
					All dollar amounts are shown in thousands (000's)
Banks- 0.19%
Itau Unibanco Holding SA	379,800		5,960		Portfolio Summary (unaudited)
					Country	Percent
Consumer Products - 0.35%					United Kingdom	15 .46%
Henkel AG & Co KGaA	148,033		11,016		Japan	14 .98%
					Canada	8.70%
					Germany	7.02%
Electric - 0.07%					Australia	5.55%
Cia Paranaense de Energia	84,800		2,127		Switzerland	5.40%
					France	4.40%
Iron & Steel - 0.46%					Korea, Republic Of	3.66%
Vale SA	656,329		14,203		Netherlands	3.62%
					China	2.99%
					Sweden	2.95%
Telecommunications - 0.09%					Brazil	2.40%
Telefonica Brasil SA	96,170		2,739		Hong Kong	2.19%
					United States	2.08%
TOTAL PREFERRED STOCKS			$69,140		South Africa	1.89%
	Maturity				Taiwan, Province Of China	1.73%
REPURCHASE AGREEMENTS - 1.49%	Amount (000's)	Value	(000	's)	Denmark	1.56%
					Singapore	1.36%
Banks- 1.49%					Russian Federation	1.36%
Investment in Joint Trading Account; Credit	$9,859		$9,859		India	1.16%
Suisse Repurchase Agreement; 0.16%					Belgium	0.95%
dated 04/30/12 maturing 05/01/12					New Zealand	0.94%
(collateralized by US Government					Norway	0.93%
Securities; $10,055,869; 0.00% - 11.25%;					Italy	0.90%
dated 02/15/15 - 08/15/39)					Mexico	0.77%
Investment in Joint Trading Account; Deutsche	19,237		19,236		Finland	0.76%
Bank Repurchase Agreement; 0.20% dated					Thailand	0.73%
04/30/12 maturing 05/01/12 (collateralized					Ireland	0.71%
by US Government Securities;					Bermuda	0.63%
$19,621,208; 0.00% - 8.20%; dated					Indonesia	0.51%
05/01/12 - 07/15/37)					Malaysia	0.43%
Investment in Joint Trading Account; JP	7,214		7,214		Spain	0.28%
Morgan Repurchase Agreement; 0.18%					Peru	0.25%
dated 04/30/12 maturing 05/01/12					Colombia	0.20%
(collateralized by US Government					Turkey	0.19%
Securities; $7,357,953; 0.00% - 8.38%;					Luxembourg	0.12%
dated 02/08/13 - 04/23/32)					Egypt	0.06%
Investment in Joint Trading Account; Merrill	10,295		10,295		Poland	0.06%
Lynch Repurchase Agreement; 0.17%					Austria	0.04%
dated 04/30/12 maturing 05/01/12					Other Assets in Excess of Liabilities, Net	0.08%
(collateralized by US Government Security;					TOTAL NET ASSETS	100.00%
$10,500,633; 1.50%; dated 07/31/16)
			$46,604
TOTAL REPURCHASE AGREEMENTS			$46,604
Total Investments			$3,119,767
Other Assets in Excess of Liabilities, Net - 0.08%			$2,475
TOTAL NET ASSETS - 100.00%			$3,122,242

(a)	Non-Income Producing Security
(b)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $25,375 or 0.81% of net assets.

See accompanying notes

Schedule of Investments Equity Income Fund April 30, 2012 (unaudited)

COMMON STOCKS - 96.51%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Aerospace & Defense - 2.12%					Healthcare - Products - 1.54%
Lockheed Martin Corp	428,566		$38,803		Becton Dickinson and Co	359,097		$28,171
Raytheon Co	961,753		52,069		Medtronic Inc	992,464		37,912
			$90,872					$66,083

Apparel - 1.25%					Insurance - 7.29%
VF Corp	352,920		53,662		ACE Ltd	1,268,391		96,360
					Allianz SE ADR	1,532,793		16,953
					Allstate Corp/The	1,310,992		43,695
Automobile Manufacturers - 0.69%					Chubb Corp/The	627,929		45,883
PACCAR Inc	691,666		29,714		Fidelity National Financial Inc	2,163,292		41,687
					MetLife Inc	1,104,591		39,798
Automobile Parts & Equipment - 1.48%					Validus Holdings Ltd	870,784		28,300
Autoliv Inc	701,220		43,995					$312,676
Johnson Controls Inc	607,921		19,435
			$63,430		Leisure Products & Services - 1.00%
					Carnival Corp	1,315,263		42,733
Banks - 8.62%
Australia & New Zealand Banking Group Ltd	450,831		11,181
ADR					Machinery - Diversified - 1.26%
Banco Santander SA ADR	5,519,936		34,941		Deere & Co	656,731		54,088
Bank of Nova Scotia	852,105		47,258
JP Morgan Chase & Co	2,380,860		102,329		Media - 0.46%
M&T Bank Corp	481,518		41,540		Walt Disney Co/The	461,145		19,880
PNC Financial Services Group Inc	1,076,790		71,413
US Bancorp	1,901,392		61,168		Mining - 0.80%
			$369,830		BHP Billiton Ltd ADR	464,188		34,489
Beverages - 1.21%
Coca-Cola Co/The	249,173		19,017		Miscellaneous Manufacturing - 2.49%
Dr Pepper Snapple Group Inc	810,156		32,876		3M Co	335,893		30,015
			$51,893		Parker Hannifin Corp	619,341		54,310
Chemicals - 1.04%					Siemens AG ADR	240,633		22,348
Air Products & Chemicals Inc	189,945		16,238					$106,673
EI du Pont de Nemours & Co	528,299		28,243		Oil & Gas - 9.34%
			$44,481		Chevron Corp	630,834		67,222
Commercial Services - 0.54%					Diamond Offshore Drilling Inc	132,900		9,110
Automatic Data Processing Inc	419,040		23,307		Encana Corp	1,934,212		40,502
					Exxon Mobil Corp	773,100		66,750
					Marathon Oil Corp	1,257,188		36,886
Distribution & Wholesale - 1.93%					Marathon Petroleum Corp	1,151,810		47,927
Genuine Parts Co	1,278,671		82,832		Penn West Petroleum Ltd	2,031,963		34,828
					Royal Dutch Shell PLC - B shares ADR	582,619		42,741
Diversified Financial Services - 3.12%					Total SA ADR	1,141,306		54,908
BlackRock Inc	339,138		64,972					$400,874
Federated Investors Inc	1,338,578		29,556		Pharmaceuticals - 12.73%
NYSE Euronext	1,523,043		39,218		Abbott Laboratories	1,511,768		93,820
			$133,746		Bristol-Myers Squibb Co	1,725,628		57,584
Electric - 4.07%					GlaxoSmithKline PLC ADR	1,351,538		62,482
NextEra Energy Inc	848,316		54,589		Johnson & Johnson	582,168		37,893
Northeast Utilities	977,671		35,949		Merck & Co Inc	2,237,070		87,783
Wisconsin Energy Corp	930,555		34,282		Novartis AG ADR	841,810		46,443
Xcel Energy Inc	1,833,748		49,621		Pfizer Inc	3,598,367		82,510
			$174,441		Roche Holding AG ADR	1,128,094		51,689
					Teva Pharmaceutical Industries Ltd ADR	565,670		25,874
Electrical Components & Equipment - 1.04%								$546,078
Emerson Electric Co	851,939		44,761
					Pipelines - 2.14%
					Enterprise Products Partners LP	1,126,292		58,049
Electronics - 0.62%					Kinder Morgan Energy Partners LP	407,332		33,581
Honeywell International Inc	437,066		26,513					$91,630

					Publicly Traded Investment Fund - 0.07%
Food - 2.51%					iShares Russell 1000 Value Index Fund	45,601		3,164
General Mills Inc	549,587		21,374
Kellogg Co	330,655		16,721
Kraft Foods Inc	1,494,956		59,604		REITS - 5.68%
Kroger Co/The	427,498		9,948		American Capital Agency Corp	1,165,208		36,401
			$107,647		Annaly Capital Management Inc	4,848,233		79,123
					Digital Realty Trust Inc	1,309,538		98,333
Gas - 1.18%					HCP Inc	315,787		13,090
Sempra Energy	785,594		50,859

See accompanying notes

Schedule of Investments Equity Income Fund April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)

REITS (continued)
Health Care REIT Inc	300,014		$16,999		Unrealized Appreciation (Depreciation)
			$243,946		The net federal income tax unrealized appreciation (depreciation) and federal tax
					cost of investments held as of the period end were as follows:
Retail - 2.02%
Costco Wholesale Corp	213,300		18,807		Unrealized Appreciation	$893,989
McDonald's Corp	609,256		59,372		Unrealized Depreciation	(89,479)
Tiffany & Co	127,175		8,706		Net Unrealized Appreciation (Depreciation)	$804,510
			$86,885		Cost for federal income tax purposes	$3,488,034
Semiconductors - 6.45%
Applied Materials Inc	3,690,298		44,247		All dollar amounts are shown in thousands (000's)
Intel Corp	3,421,380		97,167
Maxim Integrated Products Inc	1,531,371		45,298		Portfolio Summary (unaudited)
Microchip Technology Inc	1,328,932		46,964		Sector	Percent
Taiwan Semiconductor Manufacturing Co Ltd	2,762,002		43,032		Financial	28 .24%
ADR					Consumer, Non-cyclical	18 .53%
			$276,708		Consumer, Cyclical	11 .94%
					Energy	11 .48%
Software - 1.73%					Industrial	10 .56%
Microsoft Corp	2,321,498		74,334		Technology	8.18%
					Utilities	5.25%
Telecommunications - 3.49%					Communications	3.95%
BCE Inc	1,188,027		48,151		Basic Materials	1.84%
CenturyLink Inc	471,518		18,182		Exchange Traded Funds	0.07%
Verizon Communications Inc	802,547		32,407		Liabilities in Excess of Other Assets, Net	(0.04)%
Vodafone Group PLC ADR	1,839,838		51,202		TOTAL NET ASSETS	100.00%
			$149,942

Toys, Games & Hobbies - 3.57%
Hasbro Inc	1,646,911		60,507
Mattel Inc	2,758,532		92,687
			$153,194

Transportation - 3.03%
Norfolk Southern Corp	505,692		36,880
Union Pacific Corp	368,577		41,443
United Parcel Service Inc	659,956		51,569
			$129,892
TOTAL COMMON STOCKS			$4,141,257
	Maturity
REPURCHASE AGREEMENTS - 3.53%	Amount (000's)	Value	(000	's)

Banks- 3.53%
Investment in Joint Trading Account; Credit	$32,004		$32,004
Suisse Repurchase Agreement; 0.16%
dated 04/30/12 maturing 05/01/12
(collateralized by US Government
Securities; $32,643,970; 0.00% - 11.25%;
dated 02/15/15 - 08/15/39)
Investment in Joint Trading Account; Deutsche	62,447		62,447
Bank Repurchase Agreement; 0.20% dated
04/30/12 maturing 05/01/12 (collateralized
by US Government Securities;
$63,695,551; 0.00% - 8.20%; dated
05/01/12 - 07/15/37)
Investment in Joint Trading Account; JP	23,418		23,417
Morgan Repurchase Agreement; 0.18%
dated 04/30/12 maturing 05/01/12
(collateralized by US Government
Securities; $23,885,832; 0.00% - 8.38%;
dated 02/08/13 - 04/23/32)
Investment in Joint Trading Account; Merrill	33,420		33,419
Lynch Repurchase Agreement; 0.17%
dated 04/30/12 maturing 05/01/12
(collateralized by US Government Security;
$34,087,789; 1.50%; dated 07/31/16)
			$151,287
TOTAL REPURCHASE AGREEMENTS			$151,287
Total Investments			$4,292,544
Liabilities in Excess of Other Assets, Net - (0.04)%			$(1,575)
TOTAL NET ASSETS - 100.00%			$4,290,969

See accompanying notes

     Schedule of Investments Global Diversified Income Fund April 30, 2012 (unaudited)

COMMON STOCKS - 23.23%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Aerospace & Defense - 0.08%					Commercial Services - 0.02%
General Dynamics Corp	12,842		$867		Emeco Holdings Ltd	527,237		$568
Lockheed Martin Corp	12,875		1,166

Raytheon Co	20,620		1,116		Computers - 0.11%
			$3,149		Accenture PLC - Class A	10,419		677
Agriculture - 0.13%					Asustek Computer Inc	99,000		994
Altria Group Inc	38,285		1,233		AtoS	16,208		1,044
GrainCorp Ltd	106,067		1,015		Hewlett-Packard Co	58,392		1,446
Lorillard Inc	12,426		1,681					$4,161
Universal Corp/VA	18,036		827		Consumer Products - 0.04%
			$4,756		Kimberly-Clark Corp	20,978		1,646
Apparel - 0.02%
Christian Dior SA	5,861		884		Cosmetics & Personal Care - 0.04%
					Procter & Gamble Co/The	23,431		1,491
Automobile Manufacturers - 0.05%
Daihatsu Motor Co Ltd	24,000		453		Distribution & Wholesale - 0.09%
Nissan Motor Co Ltd	101,400		1,054		ITOCHU Corp	93,300		1,056
Suzuki Motor Corp	19,100		450		Marubeni Corp	163,000		1,132
			$1,957		Sumitomo Corp	90,300		1,283
Automobile Parts & Equipment - 0.02%								$3,471
Toyoda Gosei Co Ltd	25,300		516		Diversified Financial Services - 0.13%
TS Tech Co Ltd	18,900		371		ARA Asset Management Ltd (a)	1,191,400		1,460
			$887		BGC Partners Inc	111,130		775
Banks - 0.85%					Intermediate Capital Group PLC	174,981		729
Australia & New Zealand Banking Group Ltd	82,206		2,036		Macquarie Group Ltd	35,534		1,071
Banco do Brasil SA	45,760		568		TMX Group Inc	20,800		950
Bank of America Corp	57,570		467					$4,985
BOC Hong Kong Holdings Ltd	381,000		1,178		Electric - 3.73%
China Minsheng Banking Corp Ltd	1,027,000		1,063		AES Corp/The (b)	135,000		1,690
Citigroup Inc	66,816		2,208		Ameren Corp	351,142		11,514
DBS Group Holdings Ltd	115,873		1,302		Avista Corp	26,259		694
Deutsche Bank AG	10,101		439		CLP Holdings Ltd	125,500		1,074
Fifth Third Bancorp	83,505		1,188		CMS Energy Corp	48,691		1,119
Goldman Sachs Group Inc/The	3,982		459		CPFL Energia SA ADR	77,000		2,171
HSBC Holdings PLC	351,074		3,169		Datang International Power Generation Co Ltd	2,982,000		1,057
Industrial & Commercial Bank of China	1,274,000		846		DTE Energy Co	192,113		10,831
JP Morgan Chase & Co	61,274		2,634		E.ON AG	53,195		1,204
Mitsubishi UFJ Financial Group Inc	329,900		1,584		Entergy Corp	200,000		13,112
National Australia Bank Ltd	77,272		2,020		FirstEnergy Corp	96,960		4,539
National Bank of Canada	12,100		944		Huaneng Power International Inc	1,202,000		712
PNC Financial Services Group Inc	20,438		1,355		Integrys Energy Group Inc	180,000		9,835
Royal Bank of Canada	16,785		970		ITC Holdings Corp	89,000		6,894
Sumitomo Mitsui Financial Group Inc	53,600		1,715		NextEra Energy Inc	40,000		2,574
Sumitomo Mitsui Trust Holdings Inc	206,000		603		Northeast Utilities	78,720		2,895
Svenska Handelsbanken AB	11,463		371		NorthWestern Corp	30,745		1,092
Toronto-Dominion Bank/The	8,689		734		OGE Energy Corp	80,000		4,317
US Bancorp	30,587		984		Pepco Holdings Inc	39,811		753
Wells Fargo & Co	68,295		2,283		PG&E Corp	175,000		7,732
Westpac Banking Corp	48,586		1,145		Pinnacle West Capital Corp	225,000		10,879
			$32,265		Portland General Electric Co	25,164		650
Beverages - 0.03%					PPL Corp	450,000		12,308
Dr Pepper Snapple Group Inc	27,512		1,116		Progress Energy Inc	35,000		1,863
					RWE AG	30,788		1,324
					SCANA Corp	150,000		6,918
Biotechnology - 0.06%					Southern Co/The	73,000		3,354
Amgen Inc	14,638		1,041		SSE PLC	300,000		6,433
PDL BioPharma Inc	175,413		1,103		TECO Energy Inc	510,000		9,190
			$2,144		Wisconsin Energy Corp	100,000		3,684
Chemicals - 0.10%								$142,412
BASF SE	15,730		1,295		Electrical Components & Equipment - 0.03%
Koninklijke DSM NV	20,677		1,187		Molex Inc	45,430		1,040
PPG Industries Inc	10,707		1,127
Tokuyama Corp	99,000		309
			$3,918		Electronics - 0.06%
					Radiant Opto-Electronics Corp	179,000		747
Coal - 0.02%					Tyco International Ltd	30,209		1,695
Exxaro Resources Ltd	26,841		716					$2,442

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Engineering & Construction - 0.04%					Metal Fabrication & Hardware - 0.03%
Alion Science and Technology Corp -	7,750		$—		Aurubis AG	17,707		$986
Warrants (b),(c),(d)

Vinci SA	29,724		1,379		Mining - 0.06%
			$1,379		Grupo Mexico SAB de CV	243,991		752
Environmental Control - 0.03%					KGHM Polska Miedz SA	15,350		679
Waste Management Inc	33,640		1,151		Umicore SA	16,519		897
								$2,328

Food - 0.09%					Miscellaneous Manufacturing - 0.05%
Casino Guichard Perrachon SA	6,637		652		General Electric Co	101,796		1,993
Kroger Co/The	34,735		808
Metcash Ltd	223,234		919
Woolworths Ltd	34,201		922		Office & Business Equipment - 0.02%
			$3,301		Reunert Ltd	82,632		765

Forest Products & Paper - 0.08%					Oil & Gas - 0.82%
Billerud AB	68,386		662		BP PLC	435,556		3,147
International Paper Co	39,032		1,300		Chevron Corp	31,448		3,351
Mondi PLC	94,032		875		ConocoPhillips	31,306		2,242
			$2,837		Exxon Mobil Corp	59,999		5,180
Gas - 0.67%					Gazprom OAO ADR	123,799		1,429
Just Energy Group Inc	25,000		329		Idemitsu Kosan Co Ltd	7,800		718
National Grid PLC	144,869		1,564		JX Holdings Inc	57,800		326
National Grid PLC ADR	115,000		6,220		Marathon Oil Corp	41,146		1,207
NiSource Inc	572,210		14,105		Pengrowth Energy Corp	8		—
South Jersey Industries Inc	35,000		1,724		Penn West Petroleum Ltd	55,000		943
Vectren Corp	60,000		1,767		PetroChina Co Ltd	380,000		567
			$25,709		Royal Dutch Shell PLC - A Shares	20,922		746
					Royal Dutch Shell PLC - B shares ADR	50,000		3,668
Healthcare - Services - 0.07%					Royal Dutch Shell PLC - B Shares	65,113		2,383
UnitedHealth Group Inc	26,265		1,475		Santos Ltd	58,291		846
WellPoint Inc	14,453		980		Seadrill Ltd	44,500		1,741
			$2,455		Seadrill Ltd	25,516		989
Holding Companies - Diversified - 0.08%					Statoil ASA	36,636		983
Wharf Holdings Ltd	509,437		3,021		Total SA	10,430		501
					Total SA ADR	7,500		361
								$31,328
Insurance - 0.29%
ACE Ltd	8,958		681		Pharmaceuticals - 0.49%
Allianz SE	11,140		1,243		Abbott Laboratories	40,569		2,518
Allstate Corp/The	31,716		1,057		Bristol-Myers Squibb Co	22,299		744
Legal & General Group PLC	562,203		1,073		Daiichi Sankyo Co Ltd	57,100		981
Maiden Holdings Ltd	43,607		362		Eli Lilly & Co	47,682		1,973
MetLife Inc	19,412		699		GlaxoSmithKline PLC	80,310		1,855
Protective Life Corp	29,960		877		Johnson & Johnson	13,444		875
Prudential PLC	112,615		1,380		Merck & Co Inc	38,099		1,495
SCOR SE	40,488		1,070		Novartis AG	49,148		2,714
Sul America SA	70,503		579		Pfizer Inc	152,156		3,489
Swiss Life Holding AG (b)	6,197		634		Sanofi	26,475		2,022
Zurich Insurance Group AG (b)	5,686		1,393					$18,666
			$11,048		Pipelines - 6.94%
					Buckeye Partners LP (c)	219,625		12,398
Internet - 0.01%
United Online Inc	109,240		518		Chesapeake Midstream Partners LP	283,000		8,116
					Copano Energy LLC (c)	191,700		6,851
					DCP Midstream Partners LP	25,900		1,186
Investment Companies - 0.04%					Enbridge Energy Partners LP	306,200		9,462
BlackRock Kelso Capital Corp	36,925		356		Energy Transfer Partners LP	472,210		23,436
Investor AB	26,368		526		Enterprise Products Partners LP	572,735		29,519
PennantPark Investment Corp	68,341		714		Holly Energy Partners LP (c)	87,000		5,233
			$1,596		Kinder Morgan Energy Partners LP	227,600		18,763
Leisure Time - 0.00%					Kinder Morgan Inc/Delaware	54,900		1,971
					Magellan Midstream Partners LP (c)	271,645		19,238
Travelport LLC (b),(d)	165,331		—
					MarkWest Energy Partners LP	181,743		10,932
					NuStar Energy LP	80,600		4,432
Media - 0.18%					Oiltanking Partners LP (c)	40,100		1,174
Comcast Corp - Class A	200,000		6,066		ONEOK Inc	65,000		5,583
Viacom Inc	18,722		869		ONEOK Partners LP	209,900		11,704
			$6,935		Plains All American Pipeline LP	268,895		22,031
					Regency Energy Partners LP	529,662		13,337
					Sunoco Logistics Partners LP	255,800		10,409

See accompanying notes

     Schedule of Investments Global Diversified Income Fund April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Pipelines (continued)					REITS (continued)
Targa Resources Partners LP	205,905		$8,860		Hospitality Properties Trust	122,380		$3,375
Tesoro Logistics LP	37,600		1,329		ICADE	25,300		2,134
TransCanada Corp	75,000		3,299		Japan Retail Fund Investment Corp	1,420		2,264
Western Gas Partners LP (c)	164,763		7,704		Land Securities Group PLC	226,593		2,676
Williams Cos Inc/The	180,000		6,125		Liberty Property Trust	41,200		1,502
Williams Partners LP (c)	376,235		21,611		Link REIT/The	670,000		2,787
			$264,703		Lippo Malls Indonesia Retail Trust	1,713,372		567
					LTC Properties Inc	30,200		1,005
Publicly Traded Investment Fund - 0.02%					Mirvac Group	1,458,200		1,959
John Hancock Preferred Income Fund III	37,571		720		Mori Trust Sogo Reit Inc	140		1,238
					National Retail Properties Inc	36,438		998
Real Estate - 0.71%					Northern Property Real Estate Investment	58,900		1,957
Atrium European Real Estate Ltd	230,000		1,121		Trust
Castellum AB	86,200		1,091		Pennsylvania Real Estate Investment Trust	66,000		930
Citycon OYJ	180,000		596		Primary Health Properties PLC	187,000		1,014
Fabege AB	60,900		514		PS Business Parks Inc	23,700		1,618
FKP Property Group	1,756,524		923		Public Storage	36,127		5,176
GSW Immobilien AG (b)	26,302		875		Ramco-Gershenson Properties Trust	247,597		2,981
GSW Immobilien AG - Rights (b)	26,302		26		Retail Properties of America Inc	170,487		1,543
Henderson Land Development Co Ltd	112,000		636		RioCan Real Estate Investment Trust	38,800		1,066
Hongkong Land Holdings Ltd	322,000		1,994		Saul Centers Inc	27,000		1,080
Hyprop Investments Ltd	266,497		1,971		Simon Property Group Inc	76,147		11,849
Mitsubishi Estate Co Ltd	245,200		4,335		SL Green Realty Corp	33,900		2,795
Mitsui Fudosan Co Ltd	219,400		4,019		Societe de la Tour Eiffel	13,000		677
Renhe Commercial Holdings Co Ltd	17,755,400		1,023		Suntec Real Estate Investment Trust	1,787,000		1,886
Soho China Ltd	2,300,000		1,783		Two Harbors Investment Corp	82,725		865
Sponda OYJ	160,341		644		Unibail-Rodamco SE	21,620		4,046
Sun Hung Kai Properties Ltd	384,400		4,604		United Urban Investment Corp	2,946		3,471
Supalai PCL	1,630,000		868		Ventas Inc	31,369		1,844
			$27,023		Wereldhave NV	12,000		844
					Westfield Group	666,579		6,373
REITS - 4.10%					Westfield Retail Trust	1,196,000		3,375
Advance Residence Investment Corp	600		1,160					$156,217
American Assets Trust Inc	52,500		1,234
Annaly Capital Management Inc	143,600		2,344		Retail - 0.13%
Ashford Hospitality Trust Inc	217,800		1,860		Foot Locker Inc	32,102		982
Astro Japan Property Group	893,922		2,471		Hot Topic Inc	108,301		1,062
AvalonBay Communities Inc	29,200		4,246		Macy's Inc	43,694		1,792
Boardwalk Real Estate Investment Trust	21,000		1,250		Walgreen Co	36,487		1,279
Boston Properties Inc	49,977		5,410					$5,115
Brandywine Realty Trust	78,000		925
BRE Properties Inc	38,867		2,041		Savings & Loans - 0.02%
Cambridge Industrial Trust	2,676,875		1,168		People's United Financial Inc	66,789		824
Camden Property Trust	75,039		5,078
Campus Crest Communities Inc	73,000		850		Semiconductors - 0.12%
Canadian Real Estate Investment Trust	38,600		1,512		ASML Holding NV	18,701		952
CapLease Inc	166,806		692		Intel Corp	84,623		2,403
Capstead Mortgage Corp	60,864		836		Taiwan Semiconductor Manufacturing Co Ltd	455,000		1,345
Champion REIT	3,371,500		1,469					$4,700
Charter Hall Retail REIT	459,500		1,580
Colonial Properties Trust	71,600		1,602		Storage & Warehousing - 0.01%
Cominar Real Estate Investment Trust	46,500		1,134		Safestore Holdings PLC	265,258		482
Corio NV	13,000		582
CubeSmart	171,200		2,150		Telecommunications - 2.22%
CYS Investments Inc	279,383		3,836		Advanced Info Service PCL (d)	193,500		1,151
DCT Industrial Trust Inc	243,000		1,441		AT&T Inc	564,365		18,574
Dundee Real Estate Investment Trust	50,700		1,893		BCE Inc	250,000		10,133
Entertainment Properties Trust	41,479		1,991		BT Group PLC	2,997		10
Equity One Inc	146,952		3,054		CenturyLink Inc	361,961		13,957
Equity Residential	124,494		7,649		China Mobile Ltd	184,500		2,041
Essex Property Trust Inc	19,035		3,007		Cleveland Unlimited Inc - Warrants (b),(d)	2,756		125
Eurocommercial Properties NV	46,326		1,625		Frontier Communications Corp	600,000		2,424
Fortune Real Estate Investment Trust	1,087,000		584		Mobile Telesystems OJSC ADR	37,446		732
Frasers Commercial Trust	1,975,000		1,467		Rogers Communications - Class B (b)	24,439		912
Glimcher Realty Trust	242,500		2,398		SmarTone Telecommunications Holdings Ltd	10,299		19
Great Portland Estates PLC	166,548		974		Telecom Corp of New Zealand Ltd	432,419		930
Hammerson PLC	287,700		1,950		Telecom Corp of New Zealand Ltd ADR	400,000		4,312
Hatteras Financial Corp	25,872		754		Telefonica Brasil SA ADR	250,000		7,118
HCP Inc	68,454		2,837		Telstra Corp Ltd	408,856		1,507
Hersha Hospitality Trust	314,044		1,806		Verizon Communications Inc	209,930		8,477
Highwoods Properties Inc	42,100		1,462		Vodacom Group Ltd	78,327		1,089

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2012 (unaudited)

	COMMON STOCKS (continued)	Shares Held	Value	(000	's)	PREFERRED STOCKS (continued)	Shares Held	Value	(000	's)

	Telecommunications (continued)					Diversified Financial Services (continued)
	Vodafone Group PLC	450,836		$1,248		Citigroup Capital XII	137,225		$3,532
	Vodafone Group PLC ADR	195,000		5,427		Citigroup Capital XIII	107,900		2,873
	Windstream Corp	400,000		4,496		Citigroup Capital XIV	3,711		92
				$84,682		Citigroup Capital XV	5,005		124
						Citigroup Capital XVI	50,389		1,240
	Transportation - 0.17%					Corporate-Backed Trust Certificates 6.00%;	5,530		131
	Deutsche Post AG	77,000		1,438		Series GS
	Nippon Yusen KK	121,000		358		Credit Suisse AG/Guernsey	19,924		523
	Pacific Basin Shipping Ltd	1,875,000		981		Goodman PLUS Trust	32,600		3,100
	Union Pacific Corp	33,500		3,767		JP Morgan Chase Capital XXIX	6,420		167
				$6,544		MBNA Capital D	2,816		71
Water	- 0.13%					Merrill Lynch Capital Trust II	33,600		795
	American Water Works Co Inc	80,000		2,739		Morgan Stanley Capital Trust III	31,100		760
	Aqua America Inc	42,000		954		Morgan Stanley Capital Trust IV	24,891		609
	United Utilities Group PLC	109,857		1,102		Morgan Stanley Capital Trust VII	12,879		316
				$4,795		Morgan Stanley Capital Trust VIII	2,800		69
	TOTAL COMMON STOCKS			$885,829		National City Capital Trust IV	26,800		684
	CONVERTIBLE PREFERRED STOCKS -					PreferredPlus TR-CCR1 6.00%; Series GSG1	3,000		74
	0.18%	Shares Held	Value	(000	's)	PreferredPlus TR-CCR1 8.05%; Series CCR1	4,484		115
									$26,639
Banks	- 0.09%
	Bank of America Corp	800		779		Electric - 0.04%
	Wells Fargo & Co	2,310		2,587		DTE Energy Co	12,629		350
				$3,366		Entergy Arkansas Inc	3,202		86
						Entergy Louisiana LLC	11,790		321
REITS	- 0.09%					Entergy Texas Inc	6,057		172
	Digital Realty Trust Inc	81,000		3,680		SCANA Corp	21,940		615
									$1,544
	TOTAL CONVERTIBLE PREFERRED STOCKS			$7,046
	PREFERRED STOCKS - 8.36%	Shares Held	Value	(000	's)	Insurance - 1.51%
						AAG Holding Co Inc 7.25%	15,594		393
	Automobile Manufacturers - 0.04%					AAG Holding Co Inc 7.50%	80,943		2,060
	Bayerische Motoren Werke AG	10,333		643		Aegon NV 6.375%	330,561		7,801
	Volkswagen AG	3,914		742		Aegon NV 6.50%	16,500		387
				$1,385		Aegon NV 6.875%	3,600		87
						Allianz SE	502,177		13,261
Banks	- 2.72%					American Financial Group Inc/OH 7.00%	40,276		1,047
	Bank of America Corp 6.63%; Series I	180,750		4,502		Arch Capital Group Ltd 7.88%	9,712		242
	Bank of America Corp 8.63%; Series MER	63,200		1,628		Aspen Insurance Holdings Ltd (b)	173,500		4,331
	Barclays Bank PLC 7.75%	68,100		1,709		Axis Capital Holdings Ltd	208,500		5,411
	Barclays Bank PLC 8.13%	252,100		6,439		Berkley W R Capital Trust	8,606		216
	BB&T Capital Trust VII	51,338		1,323		Delphi Financial Group Inc 7.38%	57,384		1,418
	COBANK ACB 11.00%; Series C (a)	10,000		533
						Everest Re Capital Trust II	32,378		805
	COBANK ACB 11.00%; Series D	8,400		459		Hartford Financial Services Group Inc (b)	75,000		1,976
	COBANK ACB 7.00% (a)	311,500		15,322
						ING Groep NV 6.13%	146,000		3,081
	Countrywide Financial Corp	22,600		537		ING Groep NV 7.05%	122,664		2,856
	Deutsche Bank Contingent Capital Trust II	40,779		993		ING Groep NV 7.20%	67,242		1,581
	Deutsche Bank Contingent Capital Trust III	117,535		3,023		ING Groep NV 7.38%	26,115		625
	Deutsche Bank Contingent Capital Trust V	38,900		1,022		ING Groep NV 8.50%	80,400		2,039
	Fifth Third Capital Trust V	76,912		1,959		PartnerRe Ltd 6.75%	2,712		69
	Fifth Third Capital Trust VI	16,591		423		PartnerRe Ltd 7.25%	149,783		3,975
	HSBC Holdings PLC 6.20%	18,185		456		PLC Capital Trust III	55,196		1,407
	HSBC Holdings PLC 8.00%	900,946		24,740		PLC Capital Trust IV	1,937		49
	KeyCorp Capital X	222,430		5,681		PLC Capital Trust V	3,466		87
	M&T Capital Trust IV	9,200		241		Protective Life Corp	3,620		91
	PNC Financial Services Group Inc (b)	250,000		6,325
						RenaissanceRe Holdings Ltd - Series C	14,600		366
	Royal Bank of Scotland Group PLC 5.75%;	383,508		7,248		RenaissanceRe Holdings Ltd - Series D	23,422		589
	Series L					XLIT Ltd	2,000		1,403
	Santander Finance Preferred SAU	10,000		262					$57,653
	US Bancorp (b)	702,900		18,135
	VNB Capital Trust I	34,111		881		Investment Companies - 0.10%
				$103,841		Australand Assets Trust	40,600		3,909

	Beverages - 0.04%
	Cia de Bebidas das Americas	37,700		1,579		Oil & Gas - 0.00%
	Cia de Bebidas das Americas - Rights (b),(c),(d)	91		1		Nexen Inc	2,748		70
				$1,580

	Diversified Financial Services - 0.70%					REITS - 1.97%
	Ameriprise Financial Inc	46,360		1,326		CommonWealth REIT 7.50%	117,793		2,580
	Citigroup Capital VIII	24,564		611		CommonWealth REIT - Series C	37,852		941
	Citigroup Capital XI	389,064		9,427		CommonWealth REIT - Series E	324,169		8,172
						DDR Corp - Series H	16,600		416

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2012 (unaudited)

	PREFERRED STOCKS (continued)	Shares Held	Value	(000	's)			Principal

	REITS (continued)						BONDS (continued)	Amount (000's) Value (000's)
	DDR Corp - Series I	4,000		$100			Aerospace & Defense (continued)
	Digital Realty Trust Inc (b)	17,000		432			Sequa Corp (continued)
	Digital Realty Trust Inc	82,100		2,175			11.75%, 12/01/2015(a)	$4,000	$4,245
	Duke Realty Corp 6.60%	106,620		2,681					$14,845
	Duke Realty Corp 6.63%	3,115		78
	Duke Realty Corp 8.38%	7,000		184			Agriculture - 0.05%
	Equity Residential	20,702		1,351			MHP SA
	Harris Preferred Capital Corp	15,600		395			10.25%, 04/29/2015	500	488
	Health Care REIT Inc	57,650		1,489			Mriya Agro Holding PLC
							10.95%, 03/30/2016(a)	500	454
	Hospitality Properties Trust	96,600		2,434
	Kimco Realty Corp 6.00%	64,000		1,602			Vector Group Ltd
	Kimco Realty Corp 6.65%	2,445		62			11.00%, 08/15/2015	750	786
	Kimco Realty Corp 6.90%	215,803		5,820					$1,728
	Kimco Realty Corp 7.75%	196,966		5,013			Airlines - 0.36%
	National Retail Properties Inc	81,700		2,081			American Airlines 2011-2 Class A Pass
	Prologis Inc - Series O	98,179		2,473			Through Trust
	Prologis Inc - Series Q	114,534		6,383			8.63%, 10/15/2021(d)	4,367	4,607
	Prologis Inc - Series S	6,606		164			Continental Airlines 2007-1 Class C Pass
	PS Business Parks Inc - Series H	6,334		160			Through Trust
	PS Business Parks Inc - Series I	9,844		249			7.34%, 04/19/2014	2,138	2,127
	PS Business Parks Inc - Series P	115,625		2,923			Delta Air Lines 2011-1 Class B Pass Through
	PS Business Parks Inc - Series R	170,571		4,501			Trust
	Public Storage Inc 5.90%	1,204		31			7.13%, 10/15/2014(a)	5,000	4,888
	Public Storage Inc 6.45%; Series F	4,200		107			Global Aviation Holdings Inc
	Public Storage Inc 6.60%; Series C	20,897		532			0.00%, 08/15/2013(b)	6,545	2,094
	Public Storage Inc 6.88%	4,331		119					$13,716
	Realty Income Corp - Series F	43,093		1,140
	Suntrust Real Estate Investment Corp (a),(d)	30		3,117			Apparel - 0.08%
	Vornado Realty LP	163,022		4,534			Levi Strauss & Co
	Vornado Realty Trust - Series E	1,900		49			6.88%, 05/01/2022(a),(e)	3,125	3,195
	Vornado Realty Trust - Series F	32,511		822
	Vornado Realty Trust - Series H	63,400		1,595			Automobile Parts & Equipment - 0.25%
	Vornado Realty Trust - Series J	218,640		5,927			Goodyear Tire & Rubber Co/The
	Wachovia Corp 7.25%	79,500		2,108			7.00%, 05/15/2022	2,500	2,481
	Weingarten Realty Investors 6.50%	6,000		152			Stanadyne Corp
	Weingarten Realty Investors 6.75%	1,600		40			10.00%, 08/15/2014	4,475	3,748
				$75,132			Stanadyne Holdings Inc
							12.00%, 02/15/2015(f)	4,245	3,269
	Savings & Loans - 0.13%
	First Niagara Financial Group Inc	172,800		4,897					$9,498
						Banks	- 4.69%
	Sovereign - 0.27%						Abbey National Capital Trust I
	Farm Credit Bank/Texas	8,500		10,094			8.96%, 12/31/2049	2,300	2,300
							ABN Amro North American Holding Preferred
							Capital Repackage Trust I
	Telecommunications - 0.84%						6.52%, 12/29/2049(a),(f)	4,630	4,098
	Centaur Funding Corp (a),(b)	5,000		2,895
	(b)						Akbank TAS
	Qwest Corp	146,100		3,714			6.50%, 03/09/2018(a)	615	630
	Qwest Corp 7.38%	191,571		5,002			Alfa Bank OJSC Via Alfa Bond Issuance
	Qwest Corp 7.50%	221,900		5,829			PLC
	Telephone & Data Systems Inc 6.88%	59,903		1,616			7.88%, 09/25/2017	965	993
	Telephone & Data Systems Inc 7.00%	482,968		13,069			Banco Bradesco SA/Cayman Islands
				$32,125			4.10%, 03/23/2015	200	207
	TOTAL PREFERRED STOCKS			$318,869			4.50%, 01/12/2017(a)	200	208
		Principal					Banco Cruzeiro do Sul SA/Brazil
BONDS	- 59.72%	Amount (000's)	Value	(000	's)		8.88%, 09/22/2020	500	350
	Advertising - 0.32%						Banco de Credito del Peru/Panama
							4.75%, 03/16/2016(a)	310	319
	MDC Partners Inc						5.38%, 09/16/2020(a)	500	511
	11.00%, 11/01/2016	$7,790		$8,472
	Sitel LLC / Sitel Finance Corp						Banco do Brasil SA/Cayman
							5.38%, 01/15/2021(a)	200	206
	11.00%, 08/01/2017(a)	3,795		3,719
				$12,191			5.38%, 01/15/2021	200	206
							BanColombia SA
	Aerospace & Defense - 0.39%						5.95%, 06/03/2021	300	319
	Kratos Defense & Security Solutions Inc						BankAmerica Institutional Capital A
	10.00%, 06/01/2017	7,125		7,659			8.07%, 12/31/2026(a)	3,086	3,109
	Penerbangan Malaysia Bhd						BankAmerica Institutional Capital B
	5.63%, 03/15/2016	2,148		2,410			7.70%, 12/31/2026(a)	2,700	2,713
	Sequa Corp						Barclays Bank PLC
	13.50%, 12/01/2015(a)	500		531			6.28%, 12/31/2049	300	238
							6.86%, 09/29/2049(a),(f)	3,230	2,907

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's) Value (000's)

Banks (continued)					Banks (continued)
Barclays Bank PLC (continued)					NB Capital Trust II
7.43%, 12/31/2049(a),(f)	$7,750			$ 7,750	7.83%, 12/15/2026	$1,150	$1,156
BB&T Capital Trust II					NB Capital Trust IV
6.75%, 06/07/2036	1,940		1,966		8.25%, 04/15/2027	2,495	2,520
BB&T Capital Trust IV					Nordea Bank AB
6.82%, 06/12/2057(f)	3,300		3,333		8.38%, 09/25/2049	3,300	3,478
BBVA Bancomer SA/Texas					North Fork Capital Trust II
4.50%, 03/10/2016(a)	729		729		8.00%, 12/15/2027	1,000	1,011
BBVA International Preferred SAU					PNC Financial Services Group Inc
5.92%, 12/30/2049(f)	7,500		5,447		6.75%, 08/01/2049(f)	1,500	1,572
BNP Paribas SA					PNC Preferred Funding Trust I
5.19%, 06/29/2049(a),(f)	1,305		1,077		2.12%, 12/31/2049(a),(f)	1,000	770
BPCE SA					Royal Bank of Scotland Group PLC
12.50%, 08/29/2049(a),(c)	4,850		5,091		7.65%, 08/29/2049(f)	3,700	3,039
Capital One Capital V					Russian Agricultural Bank OJSC Via RSHB
10.25%, 08/15/2039	1,000		1,042		Capital SA
Capital One Capital VI					6.00%, 06/03/2021(a)	1,300	1,279
8.88%, 05/15/2040	7,540		7,710		6.30%, 05/15/2017	2,105	2,231
Claudius Ltd for Credit Suisse					Santander Finance Preferred SAU
7.88%, 06/29/2049	16,960		17,130		10.50%, 12/31/2049(f)	5,035	5,135
8.25%, 06/29/2049	1,000		1,025		Sberbank of Russia Via SB Capital SA
Cooperatieve Centrale Raiffeisen-					6.13%, 02/07/2022(a)	500	516
Boerenleenbank BA/Netherlands					Societe Generale SA
11.00%, 12/29/2049(a),(f)	2,800		3,556		1.22%, 12/29/2049(a),(f)	1,000	646
Countrywide Capital III					5.92%, 04/29/2049(a),(f)	4,700	3,512
8.05%, 06/15/2027	300		300		8.75%, 10/29/2049	11,770	10,652
Credit Agricole SA					Standard Chartered PLC
8.38%, 10/13/2049(a),(f)	3,000		2,640		7.01%, 07/29/2049(a)	100	96
Credit Suisse Group Guernsey I Ltd					Susquehanna Capital II
7.88%, 02/24/2041(f)	4,000		3,950		11.00%, 03/23/2040	750	800
Deutsche Bank Capital Funding Trust I					Ukreximbank Via Biz Finance PLC
3.44%, 12/29/2049(a),(f)	4,000		2,680		8.38%, 04/27/2015	5,929	5,529
Deutsche Bank Capital Funding Trust VII							$178,800
5.63%, 01/29/2049(a),(f)	3,639		2,984
Development Bank of Kazakhstan JSC					Beverages - 0.17%
5.50%, 12/20/2015	430		459		Beverages & More Inc
					9.63%, 10/01/2014(a)	6,000	6,337
Dresdner Funding Trust I
8.15%, 06/30/2031(a)	12,900		10,384
Export-Import Bank of Korea					Building Materials - 0.36%
4.38%, 09/15/2021	5,454		5,555		Building Materials Corp of America
FCB/NC Capital Trust I					6.75%, 05/01/2021(a)	2,350	2,447
8.05%, 03/01/2028	1,000		1,005		Cemex SAB de CV
First Hawaiian Capital I					5.47%, 09/30/2015(a),(f)	200	179
8.34%, 07/01/2027	1,000		995		9.00%, 01/11/2018(a)	2,455	2,295
Fleet Capital Trust II					China Liansu Group Holdings Ltd
7.92%, 12/11/2026	1,500		1,508		7.88%, 05/13/2016(a)	200	190
Fuerstenberg Capital International S.A.R.L &					Griffon Corp
Cie SECS					7.13%, 04/01/2018	1,745	1,821
10.25%, 10/29/2049(f)	4,000		3,422		Interline Brands Inc
HBOS Capital Funding No2 LP					7.00%, 11/15/2018	1,000	1,059
6.07%, 06/29/2049(a),(f)	4,050		2,693		Masco Corp
HSBC USA Capital Trust I					5.95%, 03/15/2022	4,475	4,553
7.81%, 12/15/2026(a)	300		301		Urbi Desarrollos Urbanos SAB de CV
ICICI Bank Ltd/Bahrain					9.75%, 02/03/2022(a)	1,000	1,040
5.50%, 03/25/2015	500		518		West China Cement Ltd
Itau Unibanco Holding SA/Cayman Island					7.50%, 01/25/2016	200	169
6.20%, 12/21/2021(a)	500		522				$13,753
JP Morgan Chase & Co
7.90%, 04/29/2049(f)	600		657		Chemicals - 0.07%
KeyCorp Capital III					Braskem America Finance Co
					7.13%, 07/22/2041(a)	200	201
7.75%, 07/15/2029	395		426
LBG Capital No.1 PLC					Braskem Finance Ltd
7.88%, 11/01/2020(a)	7,400		6,458		7.38%, 10/04/2015(a)	100	100
8.00%, 12/29/2049(a),(f)	7,295		6,055		Nexeo Solutions LLC / Nexeo Solutions
National Australia Bank/New York					Finance Corp
					8.38%, 03/01/2018(a)	2,290	2,199
8.00%, 09/29/2049	800		859
Natixis							$2,500
9.00%, 04/29/2049	3,312		2,881
10.00%, 04/29/2049(a),(f)	2,648		2,436

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2012 (unaudited)

		Principal					Principal
	BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's) Value (000's)

Coal	- 0.12%					Consumer Products (continued)
	Adaro Indonesia PT					Scotts Miracle-Gro Co/The
	7.63%, 10/22/2019	$400		$435		6.63%, 12/15/2020	$2,000	$2,120
	Berau Capital Resources Pte Ltd					Spectrum Brands Inc
	12.50%, 07/08/2015(a)	440		492		9.50%, 06/15/2018	3,000	3,398
	Berau Coal Energy Tbk PT					YCC Holdings LLC / Yankee Finance Inc
	7.25%, 03/13/2017(a)	400		399		10.25%, PIK 11.00%, 02/15/2016(g)	8,375	8,563
	Bumi Investment Pte Ltd							$76,308
	10.75%, 10/06/2017	1,065		1,145
	Consol Energy Inc					Distribution & Wholesale - 0.60%
	8.25%, 04/01/2020	1,000		1,050		Baker & Taylor Inc
						11.50%, 07/01/2013(a)	5,375	3,185
	Mongolian Mining Corp
	8.88%, 03/29/2017(a)	1,000		1,000		HD Supply Inc
						8.13%, 04/15/2019(a)	3,275	3,516
				$4,521		11.00%, 04/15/2020(a)	6,600	7,078
	Commercial Services - 2.05%					INTCOMEX Inc
	Catalent Pharma Solutions Inc					13.25%, 12/15/2014	8,785	8,939
	9.50%, 04/15/2015	8,485		8,739		VWR Funding Inc
	DP World Ltd					10.25%, 07/15/2015	264	274
	6.85%, 07/02/2037	500		480				$22,992
	DynCorp International Inc
	10.38%, 07/01/2017	11,233		9,632		Diversified Financial Services - 3.47%
	Emergency Medical Services Corp					Ageas Hybrid Financing SA
	8.13%, 06/01/2019	9,479		9,716		8.25%, 02/28/2049	8,064	6,451
	Knowledge Universe Education LLC					Blackstone Holdings Finance Co LLC
						5.88%, 03/15/2021(a)	1,000	1,047
	7.75%, 02/01/2015(a)	8,175		6,642
	Laureate Education Inc					BM&FBovespa SA
	11.00%, 08/15/2015(a),(f)	2,800		2,905		5.50%, 07/16/2020	400	430
	Pharmaceutical Product Development Inc					Capital One Capital III
	9.50%, 12/01/2019(a)	6,345		6,948		7.69%, 08/15/2036	3,050	3,077
	Rural Metro Corp					Charles Schwab Corp/The
						7.00%, 02/01/2049(f)	1,700	1,816
	10.13%, 07/15/2019(a)	4,035		3,833
	10.13%, 07/15/2019(a)	5,750		5,463		China Overseas Finance Cayman IV Ltd
	Seminole Indian Tribe of Florida					4.88%, 02/15/2017	200	203
	7.75%, 10/01/2017(a)	2,800		3,045		CNH Capital LLC
						6.25%, 11/01/2016(a)	750	800
	ServiceMaster Co/TN
	7.10%, 03/01/2018	5,000		4,694		Credit Acceptance Corp
	7.45%, 08/15/2027	2,400		1,998		9.13%, 02/01/2017	5,850	6,362
	8.00%, 02/15/2020(a)	3,650		3,905		E*Trade Financial Corp
	TransUnion Holding Co Inc					7.88%, 12/01/2015	7,810	7,976
	9.63%, PIK 10.38%, 06/15/2018(a),(g)	8,250		8,848		Glen Meadow Pass-Through Trust
						6.51%, 02/12/2067(a),(f)	11,300	8,616
	UR Financing Escrow Corp
	5.75%, 07/15/2018(a)	1,250		1,291		Goldman Sachs Capital I
				$78,139		6.35%, 02/15/2034	5,300	4,943
						GT 2005 Bonds BV
	Computers - 0.99%					6.00%, 07/21/2014(f)	827	806
	Compucom Systems Inc					Icahn Enterprises LP / Icahn Enterprises
	12.50%, 10/01/2015(a)	11,020		11,598		Finance Corp
	iGate Corp					7.75%, 01/15/2016	8,930	9,399
	9.00%, 05/01/2016	10,990		11,924		8.00%, 01/15/2018	6,625	7,080
	Stratus Technologies Bermuda Ltd / Stratus					Jefferies Group Inc
	Technologies Inc					8.50%, 07/15/2019	2,500	2,763
	12.00%, 03/29/2015	9,610		8,361		Macquarie PMI LLC
	Stream Global Services Inc					8.38%, 12/02/2049	3,350	3,311
	11.25%, 10/01/2014	5,658		5,955		Majapahit Holding BV
				$37,838		7.75%, 01/20/2020(a)	1,730	2,050
						7.88%, 06/29/2037	1,375	1,696
	Consumer Products - 2.00%					Man Group PLC
	American Achievement Corp					5.00%, 08/09/2017	1,850	1,577
	10.88%, 04/15/2016(a)	10,915		8,009
						11.00%, 05/29/2049	3,857	3,915
	Armored Autogroup Inc					MBNA Capital A
	9.25%, 11/01/2018(a)	13,985		11,712
						8.28%, 12/01/2026	2,175	2,197
	Central Garden and Pet Co					Metalloinvest Finance Ltd
	8.25%, 03/01/2018	10,250		10,570		6.50%, 07/21/2016(a)	750	746
	8.25%, 03/01/2018(a)	8,400		8,663
						Neuberger Berman Group LLC/Neuberger
	Prestige Brands Inc					Berman Finance Corp
	8.25%, 04/01/2018	1,500		1,643		5.88%, 03/15/2022(a)	3,000	3,053
	Reynolds Group Issuer Inc / Reynolds Group					Nuveen Investments Inc
	Issuer LLC / Reynolds Group Issuer					10.50%, 11/15/2015	11,900	12,287
	(Luxembourg) S.A.					Old Mutual Capital Funding LP
	6.88%, 02/15/2021(a)	21,000		21,630
						8.00%, 05/29/2049	12,730	12,698

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2012 (unaudited)

	Principal						Principal
BONDS (continued)	Amount (000's)	Value	(000	's)		BONDS (continued)	Amount (000's)	Value	(000	's)

Diversified Financial Services (continued)						Entertainment (continued)
Power Sector Assets & Liabilities						Chukchansi Economic Development
Management Corp						Authority
7.25%, 05/27/2019	$804		$989			0.00%, 11/15/2012(a),(b),(f)	$4,020		$2,925
7.39%, 12/02/2024(a)	327		414			Diamond Resorts Corp
QHP Royalty Sub LLC						12.00%, 08/15/2018	9,650		10,338
10.25%, 03/15/2015(a),(c)	464		466			Lions Gate Entertainment Inc
Schahin II Finance Co SPV Ltd						10.25%, 11/01/2016(a)	11,495		12,644
5.88%, 09/25/2022(a)	500		500			NAI Entertainment Holdings LLC
Swiss Re Capital I LP						8.25%, 12/15/2017(a)	3,700		4,079
6.85%, 05/29/2049(a),(f)	11,500		10,576			Regal Entertainment Group
ZFS Finance USA Trust II						9.13%, 08/15/2018	1,010		1,119
6.45%, 12/15/2065(a),(f)	8,900		8,722			Snoqualmie Entertainment Authority
ZFS Finance USA Trust V						4.53%, 02/01/2014(a),(f)	7,805		7,434
6.50%, 05/09/2037(a)	5,432		5,296			9.13%, 02/01/2015(a)	5,085		5,149
			$132,262			Speedway Motorsports Inc
						6.75%, 02/01/2019	1,100		1,149
Electric - 0.78%						Vail Resorts Inc
Abu Dhabi National Energy Co						6.50%, 05/01/2019	3,000		3,165
4.13%, 03/13/2017	200		206			WMG Acquisition Corp
6.25%, 09/16/2019	200		223			11.50%, 10/01/2018	6,460		7,041
AES Corp/The									$58,631
7.38%, 07/01/2021(a)	9,864		10,974
Centrais Eletricas Brasileiras SA						Environmental Control - 0.06%
5.75%, 10/27/2021(a)	300		326			Darling International Inc
Dominion Resources Inc/VA						8.50%, 12/15/2018	2,000		2,243
2.77%, 09/30/2049(f)	6,000		5,365
7.50%, 06/30/2066	700		745
Integrys Energy Group Inc					Food	- 1.03%
6.11%, 12/01/2066(f)	6,400		6,424			BI-LO LLC / BI-LO Finance Corp
						9.25%, 02/15/2019(a)	11,175		12,055
Korea Hydro & Nuclear Power Co Ltd

4.75%, 07/13/2021	500		530			Bumble Bee Acquisition Corp
Listrindo Capital BV						9.00%, 12/15/2017 (a)	2,073		2,109
6.95%, 02/21/2019(a)	400		416			Bumble Bee Holdco SCA
						9.63%, PIK 10.38%, 03/15/2018(a),(g)	14,220		12,976
NextEra Energy Capital Holdings Inc
7.30%, 09/01/2067(f)	200		214			Cencosud SA
						5.50%, 01/20/2021(a)	500		528
Perusahaan Listrik Negara PT
5.50%, 11/22/2021(a)	1,400		1,446			Grupo Bimbo SAB de CV
						4.50%, 01/25/2022(a)	400		415
PPL Capital Funding Inc
6.70%, 03/30/2067(f)	3,050		3,020			Minerva Luxembourg SA
						12.25%, 02/10/2022(a)	300		320
			$29,889			Minerva Overseas II Ltd
Electrical Components & Equipment - 0.20%						10.88%, 11/15/2019(a)	900		927
Coleman Cable Inc						Pinnacle Foods Finance LLC / Pinnacle Foods
9.00%, 02/15/2018	7,295		7,696			Finance Corp
						8.25%, 09/01/2017	2,125		2,300
						US FoodService
Electronics - 0.03%						8.50%, 06/30/2019(a)	7,510		7,698
Stoneridge Inc									$39,328
9.50%, 10/15/2017(a)	1,105		1,166
						Forest Products & Paper - 0.05%
						Clearwater Paper Corp
Energy - Alternate Sources - 0.02%						7.13%, 11/01/2018	1,100		1,172
Kazatomprom Natsionalnaya Atomnaya						Verso Paper Holdings LLC / Verso Paper Inc
Kompaniya AO
6.25%, 05/20/2015	550		593			8.75%, 02/01/2019	1,500		735
									$1,907

Engineering & Construction - 0.30%					Gas	- 0.05%
Alion Science and Technology Corp						ENN Energy Holdings Ltd
12.00%, PIK 2.00%, 11/01/2014(g)	9,090		8,363			6.00%, 05/13/2021	200		192
10.25%, 02/01/2015	5,310		2,283			Korea Gas Corp
						6.25%, 01/20/2042(a)	500		574
Odebrecht Finance Ltd
6.00%, 04/05/2023(a)	200		211			Mega Advance Investments Ltd
						5.00%, 05/12/2021(a)	1,000		1,054
Yuksel Insaat AS
9.50%, 11/10/2015	500		430						$1,820
			$11,287			Hand & Machine Tools - 0.43%
Entertainment - 1.54%						Thermadyne Holdings Corp
Carmike Cinemas Inc						9.00%, 12/15/2017	9,580		9,796
						9.00%, 12/15/2017(a)	6,360		6,503
7.38%, 05/15/2019(a)	3,500		3,588
									$16,299

See accompanying notes

     Schedule of Investments Global Diversified Income Fund April 30, 2012 (unaudited)

	Principal						Principal
BONDS (continued)	Amount (000's)		Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Healthcare - Products - 0.16%						Insurance (continued)
Biomet Inc						ING Capital Funding Trust III
11.63%, 10/15/2017		$2,400		$2,604		4.07%, 12/31/2049(f)	$1,500		$1,231
DJO Finance LLC / DJO Finance Corp						ING Groep NV
9.75%, 10/15/2017		2,110		1,567		5.78%, 12/08/2049	3,000		2,565
Physio-Control International Inc						Ironshore Holdings US Inc
9.88%, 01/15/2019(a)		1,005		1,068		8.50%, 05/15/2020(a)	7,170		7,913
PSS World Medical Inc						Liberty Mutual Group Inc
6.38%, 03/01/2022(a)		925		948		7.00%, 03/15/2037(a),(f)	300		270
				$6,187		7.80%, 03/15/2037(a)	7,301		7,155
						Liberty Mutual Insurance Co
Healthcare - Services - 1.30%						7.70%, 10/15/2097(a)	3,810		3,645
Apria Healthcare Group Inc						Lincoln National Corp
12.38%, 11/01/2014		12,405		12,126		7.00%, 05/17/2066(f)	4,700		4,559
11.25%, 11/01/2014		3,300		3,432		MetLife Capital Trust X
HCA Inc						9.25%, 04/08/2038(a)	7,200		8,784
7.50%, 02/15/2022		17,100		18,404		Mitsui Sumitomo Insurance Co Ltd
OnCure Holdings Inc						7.00%, 03/15/2049(a)	2,400		2,473
11.75%, 05/15/2017		9,200		5,911		Nationwide Financial Services Inc
Physiotherapy Associates Holdings Inc						6.75%, 05/15/2037	15,080		14,062
11.88%, 05/01/2019(a)		2,165		2,219
						Progressive Corp/The
Symbion Inc						6.70%, 06/15/2037	300		314
8.00%, 06/15/2016		1,500		1,500		Prudential Financial Inc
11.00%, 08/23/2015		3,420		3,317		8.88%, 06/15/2038(f)	4,805		5,700
Tenet Healthcare Corp						Prudential PLC
6.25%, 11/01/2018(a)		2,500		2,600
						6.50%, 06/29/2049	1,500		1,415
				$49,509		7.75%, 12/23/2049	12,800		13,030
Holding Companies - Diversified - 0.13%						11.75%, 12/29/2049(f)	6,000		6,845
Dubai Holding Commercial Operations MTN						QBE Capital Funding II LP
Ltd						6.80%, 06/29/2049(a),(f)	6,000		5,261
4.75%, 01/30/2014	EUR	200		246		QBE Capital Funding III Ltd
6.00%, 02/01/2017	GBP	800		1,078		7.25%, 05/24/2041(a),(f)	12,100		11,072
Hutchison Whampoa International 10 Ltd						Reinsurance Group of America Inc
6.00%, 10/28/2049		$500		509		6.75%, 12/15/2065(f)	5,800		5,367
Hutchison Whampoa International 11 Ltd						Sirius International Group Ltd
4.63%, 01/13/2022(a)		500		519		7.51%, 05/29/2049(a),(f)	2,900		2,768
Sinochem Overseas Capital Co Ltd						USI Holdings Corp
4.50%, 11/12/2020(a)		1,888		1,860		4.38%, 11/15/2014(a),(c),(f)	500		468
Swire Pacific MTN Financing Ltd						9.75%, 05/15/2015(a)	13,297		13,447
4.50%, 02/28/2022		500		509		XL Group PLC
Votorantim Cimentos SA						6.50%, 12/31/2049(f)	15,245		12,692
7.25%, 04/05/2041(a)		300		305					$181,802
				$5,026		Internet - 0.64%
Housewares - 0.16%						Bankrate Inc
American Standard Americas						11.75%, 07/15/2015	1,288		1,467
10.75%, 01/15/2016(a)		8,210		6,014		Expedia Inc
						5.95%, 08/15/2020	8,300		8,677
						GXS Worldwide Inc
Insurance - 4.77%						9.75%, 06/15/2015	10,318		9,931
ACE Capital Trust II						Open Solutions Inc
9.70%, 04/01/2030		2,500		3,417		9.75%, 02/01/2015(a)	2,250		2,016
Aegon NV						Tencent Holdings Ltd
2.25%, 07/29/2049(f)		3,900		1,911		4.63%, 12/12/2016(a)	400		405
Allstate Corp/The						Zayo Group LLC/Zayo Capital Inc
6.13%, 05/15/2037(f)		1,970		1,931
						10.25%, 03/15/2017	1,800		2,016
AXA SA									$24,512
6.38%, 12/29/2049(a),(f)		6,500		5,168
8.60%, 12/15/2030		4,600		5,018		Investment Companies - 0.07%
Catlin Insurance Co Ltd						Grupo Aval Ltd
7.25%, 12/31/2049(a)		18,535		16,311		5.25%, 02/01/2017(a)	400		416
CNO Financial Group Inc						Gruposura Finance
9.00%, 01/15/2018(a)		4,590		4,980		5.70%, 05/18/2021(a)	1,000		1,043
Dai-ichi Life Insurance Co Ltd/The						IPIC GMTN Ltd
7.25%, 12/31/2049(a)		3,500		3,679		3.75%, 03/01/2017(a)	500		508
Everest Reinsurance Holdings Inc						6.88%, 11/01/2041(a)	500		534
6.60%, 05/15/2037(f)		6,395		5,947					$2,501
Great-West Life & Annuity Insurance Capital
LP						Iron & Steel - 0.74%
6.63%, 11/15/2034(a)		2,400		2,404		APERAM
						7.38%, 04/01/2016(a)	7,050		6,874
						7.75%, 04/01/2018(a)	6,950		6,637

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2012 (unaudited)

		Principal					Principal
	BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

	Iron & Steel (continued)					Media (continued)
	CSN Resources SA					Globo Comunicacao e Participacoes SA
	6.50%, 07/21/2020(a)	$300		$332		6.25%, 07/29/2049(f)	$200		$214
	Evraz Group SA					Grupo Televisa SAB
	9.50%, 04/24/2018	1,100		1,198		6.00%, 05/15/2018	200		233
	Ferrexpo Finance PLC					6.63%, 03/18/2025	575		701
	7.88%, 04/07/2016(a)	1,000		931		Houghton Mifflin Harcourt Publishers Inc /
	Gerdau Holdings Inc					Houghton Mifflin Harcourt Publishing
	7.00%, 01/20/2020	500		569		10.50%, 06/01/2019(a)	6,200		3,565
	Metinvest BV					Kabel BW GmbH
	8.75%, 02/14/2018(a)	1,000		925		7.50%, 03/15/2019(a)	4,460		4,761
	Standard Steel LLC/Standard Steel Finance					Myriad International Holding BV
	Corp					6.38%, 07/28/2017	1,000		1,105
	12.00%, 05/01/2015(a)	9,525		10,835		NET Servicos de Comunicacao SA
				$28,301		7.50%, 01/27/2020	300		344
						Univision Communications Inc
	Leisure Products & Services - 0.45%					6.88%, 05/15/2019(a)	15,875		16,054
	Easton-Bell Sports Inc								$40,865
	9.75%, 12/01/2016	1,910		2,113
	Sabre Holdings Corp					Metal Fabrication & Hardware - 0.15%
	8.35%, 03/15/2016(f)	12,050		11,146		AM Castle & Co
	Travelport LLC					12.75%, 12/15/2016(a)	1,965		2,132
	6.47%, 12/01/2016(a),(d),(f)	886		649		Atkore International Inc
	9.88%, 09/01/2014	4,445		2,967		9.88%, 01/01/2018	3,340		3,407
	11.88%, 09/01/2016	665		223					$5,539

				$17,098		Mining - 0.93%
	Lodging - 1.25%					Aleris International Inc
	Caesars Entertainment Operating Co Inc					7.63%, 02/15/2018	2,325		2,424
	8.50%, 02/15/2020(a)	6,500		6,695		ALROSA Finance SA
	12.75%, 04/15/2018	1,000		851		7.75%, 11/03/2020(a)	500		532
	10.00%, 12/15/2018	9,100		6,859		Corp Nacional del Cobre de Chile
	Chester Downs & Marina LLC					6.15%, 10/24/2036	2,968		3,633
	9.25%, 02/01/2020(a)	1,000		1,052		Gold Fields Orogen Holding BVI Ltd
	MGM Resorts International					4.88%, 10/07/2020(a)	1,640		1,553
	7.75%, 03/15/2022	2,300		2,358		Midwest Vanadium Pty Ltd
	8.63%, 02/01/2019(a)	7,000		7,604		11.50%, 02/15/2018(a)	9,180		6,151
	11.38%, 03/01/2018	3,750		4,467		Mirabela Nickel Ltd
	Seminole Hard Rock Entertainment Inc					8.75%, 04/15/2018(a)	7,470		5,490
	2.97%, 03/15/2014(a),(f)	1,300		1,279		Noranda Aluminum Acquisition Corp
	Sugarhouse HSP Gaming Prop Mezz					4.66%, 05/15/2015(f)	568		546
	LP/Sugarhouse HSP Gaming Finance Corp					Novelis Inc/GA
	8.63%, 04/15/2016(a)	5,150		5,478		8.38%, 12/15/2017	3,060		3,305
	Wynn Las Vegas LLC / Wynn Las Vegas					Quadra FNX Mining Ltd
	Capital Corp					7.75%, 06/15/2019(a)	6,950		7,801
	5.38%, 03/15/2022(a)	6,250		6,125		Southern Copper Corp
	7.75%, 08/15/2020	4,600		5,083		6.75%, 04/16/2040	1,000		1,104
				$47,851		Vale Overseas Ltd
						4.63%, 09/15/2020	500		529
	Machinery - Diversified - 0.30%					5.63%, 09/15/2019	200		225
	CPM Holdings Inc					6.25%, 01/11/2016	250		283
	10.63%, 09/01/2014(f)	6,960		7,517
						Vedanta Resources PLC
	Tempel Steel Co					9.50%, 07/18/2018	1,000		1,027
	12.00%, 08/15/2016(a)	4,075		3,973
						Volcan Cia Minera SAA
				$11,490		5.38%, 02/02/2022(a)	1,000		1,039
Media	- 1.07%								$35,642
	Bresnan Broadband Holdings LLC					Miscellaneous Manufacturing - 0.15%
	8.00%, 12/15/2018(a)	1,800		1,836
						GE Capital Trust I
	Cablevision Systems Corp					6.38%, 11/15/2067	2,400		2,454
	8.00%, 04/15/2020	2,100		2,268		Polymer Group Inc
	CCO Holdings LLC / CCO Holdings Capital					7.75%, 02/01/2019	1,030		1,100
	Corp					RBS Global Inc / Rexnord LLC
	7.00%, 01/15/2019	2,500		2,675		8.50%, 05/01/2018	2,050		2,229
	8.13%, 04/30/2020	2,000		2,240					$5,783
	Columbus International Inc
	11.50%, 11/20/2014	500		543		Mortgage Backed Securities - 4.80%
	CSC Holdings LLC					Banc of America Large Loan Inc
	6.75%, 11/15/2021(a)	1,250		1,297		5.81%, 04/24/2049(a),(f)	1,500		1,490
	DCP LLC/DCP Corp					5.83%, 06/24/2049(a),(f)	1,000		1,030
	10.75%, 08/15/2015(a)	3,960		3,029

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Mortgage Backed Securities (continued)					Mortgage Backed Securities (continued)
Banc of America Merrill Lynch Commercial					JP Morgan Chase Commercial Mortgage
Mortgage Inc					Securities Corp (continued)
4.99%, 07/10/2042	$1,030			$ 1,000	5.48%, 05/15/2045	$6,000		$5,488
5.36%, 11/10/2042(f)	3,044		2,930		5.49%, 12/15/2044(f)	3,565		3,483
5.83%, 04/10/2049(f)	1,395		1,386		5.52%, 05/15/2045(f)	7,795		6,227
BCRR Trust					5.93%, 02/12/2049(f)	150		171
5.86%, 12/15/2043(a)	2,000		2,050		LB-UBS Commercial Mortgage Trust
Citigroup Commercial Mortgage Trust					0.60%, 09/15/2037(a),(f)	46,314		234
5.32%, 12/17/2049(a)	746		736		4.84%, 07/15/2040	5,500		5,455
5.89%, 12/10/2049(f)	1,000		1,033		4.95%, 07/15/2040(f)	5,000		4,149
6.28%, 12/10/2049(f)	300		321		5.00%, 01/15/2036	1,000		844
Citigroup/Deutsche Bank Commercial					5.41%, 09/15/2039(f)	2,030		2,146
Mortgage Trust					5.47%, 09/15/2039(f)	8,500		7,645
0.32%, 11/15/2044(a),(f)	57,361		279		6.11%, 07/15/2040	6,227		6,141
5.55%, 01/15/2046(f)	3,134		3,273		Merrill Lynch Mortgage Trust
5.89%, 11/15/2044	2,493		2,878		5.51%, 01/12/2044(f)	2,300		2,268
Commercial Mortgage Pass Through					5.78%, 08/12/2016	2,500		2,592
Certificates					Merrill Lynch/Countrywide Commercial
5.53%, 07/10/2037(f)	1,500		1,437		Mortgage Trust
Credit Suisse First Boston Mortgage Securities					0.67%, 09/12/2049(f)	28,847		275
Corp					5.24%, 12/12/2049	2,000		1,460
1.12%, 01/15/2037(a),(f)	47,381		676		5.42%, 08/12/2048	345		309
4.82%, 10/15/2039	1,500		1,433		5.48%, 07/12/2046(f)	2,000		1,567
4.96%, 01/15/2037(a)	2,500		2,513		5.53%, 03/12/2051	3,850		3,419
5.10%, 08/15/2038	3,639		3,642		5.64%, 09/12/2049	250		265
5.10%, 08/15/2038	1,500		1,450		Morgan Stanley Capital I
5.23%, 12/15/2040	4,500		4,834		1.55%, 07/15/2049(a),(f)	44,919		2,883
5.23%, 12/15/2040	4,623		4,521		5.24%, 12/15/2041(a),(f)	1,750		1,709
Credit Suisse Mortgage Capital Certificates					5.45%, 10/28/2033(a)	83		83
0.21%, 09/15/2040(a),(f)	73,436		444		5.78%, 04/12/2049(f)	715		735
5.38%, 02/15/2040(a)	400		440		Morgan Stanley Reremic Trust
5.60%, 02/15/2039(f)	4,755		4,522		4.97%, 04/15/2040(a)	850		843
5.60%, 02/15/2039(f)	1,500		1,130		Prudential Mortgage Capital Funding LLC
5.60%, 02/15/2039(f)	5,200		3,229		8.15%, 05/10/2034(a),(f)	362		361
DBUBS Mortgage Trust					RBSCF Trust
0.32%, 11/10/2046(a),(f)	136,884		2,542		4.83%, 04/15/2024(a),(f)	150		156
1.62%, 07/10/2044(a),(f)	18,917		1,415		5.97%, 09/17/2039(a),(f)	150		157
5.73%, 11/10/2046(a),(f)	2,000		1,922		Wachovia Bank Commercial Mortgage Trust
FHLMC Multifamily Structured Pass Through					1.78%, 06/15/2035(a),(f)	20,165		317
Certificates					5.34%, 11/15/2048	3,348		3,360
1.68%, 08/25/2020(f)	32,494		2,854		5.37%, 11/15/2048	6,227		4,772
1.97%, 11/25/2039(f)	28,598		2,676		5.38%, 12/15/2043(f)	5,200		4,816
2.07%, 09/25/2039(f)	32,000		3,133		Wells Fargo Commercial Mortgage Trust
2.17%, 10/25/2025(f)	14,724		1,487		0.67%, 11/15/2043(a),(f)	13,678		500
2.29%, 12/25/2039(f)	15,514		2,127		WF-RBS Commercial Mortgage Trust
2.37%, 01/25/2041(f)	15,805		2,177		2.51%, 04/15/2045(a),(f)	33,500		5,009
2.66%, 11/25/2041(f)	25,000		4,093					$183,162
2.66%, 12/25/2043(f)	18,309		2,827
2.88%, 01/25/2043(f)	8,000		1,351		Municipals - 0.03%
2.89%, 08/25/2039(f)	8,877		1,568		Bogota Distrito Capital
3.33%, 02/25/2042(f)	21,495		4,265		9.75%, 07/26/2028	COP 1,500,000		1,141
3.61%, 06/25/2046(f)	4,400		924
4.60%, 11/25/2044	1,800		492		Office & Business Equipment - 0.17%
GE Capital Commercial Mortgage Corp					CDW LLC / CDW Finance Corp
4.87%, 06/10/2048(f)	3,742		3,645		8.00%, 12/15/2018(f)	$6,000		6,540
Greenwich Capital Commercial Funding
Corp
5.48%, 03/10/2039	6,240		6,066		Oil & Gas - 3.44%
5.53%, 03/10/2039	4,000		1,559		Afren PLC
					10.25%, 04/08/2019(a)	500		524
5.87%, 12/10/2049(f)	2,000		1,900
GS Mortgage Securities Corp II					Berry Petroleum Co
5.37%, 05/17/2045(a)	400		426		6.75%, 11/01/2020	1,000		1,062
JP Morgan Chase Commercial Mortgage					Bill Barrett Corp
Securities Corp					7.00%, 10/15/2022	14,700		14,185
2.27%, 08/05/2032(a),(f)	12,772		1,477		7.63%, 10/01/2019	5,975		6,035
4.99%, 09/12/2037	200		192		BreitBurn Energy Partners LP / BreitBurn
5.31%, 01/15/2049	595		600		Finance Corp
					7.88%, 04/15/2022(a)	14,621		14,767
5.34%, 05/15/2047	1,000		966
5.40%, 06/12/2047	2,000		1,962

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Oil & Gas (continued)					Oil & Gas (continued)
Chesapeake Oilfield Operating					TNK-BP Finance SA
LLC/Chesapeake Oilfield Finance Inc					7.25%, 02/02/2020(a)	$500		$574
6.63%, 11/15/2019(a)	$1,000		$ 940		Zhaikmunai LLP
Continental Resources Inc/OK					10.50%, 10/19/2015	1,000		1,030
7.38%, 10/01/2020	1,500		1,673					$131,170
Dolphin Energy Ltd
5.50%, 12/15/2021(a)	2,200		2,343		Oil & Gas Services - 0.68%
Gazprom OAO Via Gaz Capital SA					Exterran Holdings Inc
6.51%, 03/07/2022	1,000		1,098		7.25%, 12/01/2018	10,000		9,600
KazMunayGas National Co					FTS International Services LLC / FTS
6.38%, 04/09/2021(a)	2,355		2,622		International Bonds Inc
					7.13%, 11/15/2018(a)	1,815		1,874
6.38%, 04/09/2021	1,854		2,064
7.00%, 05/05/2020	3,785		4,339		Hornbeck Offshore Services Inc
					5.88%, 04/01/2020(a)	1,500		1,496
7.00%, 05/05/2020(a)	2,110		2,419
11.75%, 01/23/2015	450		547		SESI LLC
					7.13%, 12/15/2021(a)	9,380		10,154
Lukoil International Finance BV
7.25%, 11/05/2019(a)	1,000		1,128		Thermon Industries Inc
MIE Holdings Corp					9.50%, 05/01/2017	2,607		2,868
9.75%, 05/12/2016(a)	500		498					$25,992
Milagro Oil & Gas Inc					Packaging & Containers - 0.20%
10.50%, 05/15/2016	5,765		4,468		Pretium Packaging LLC / Pretium Finance
National JSC Naftogaz of Ukraine					Inc
9.50%, 09/30/2014	800		783		11.50%, 04/01/2016	3,350		3,484
Novatek Finance Ltd					Sealed Air Corp
6.60%, 02/03/2021(a)	1,340		1,466		8.13%, 09/15/2019(a)	2,300		2,570
Odebrecht Drilling Norbe VIII/IX Ltd					8.38%, 09/15/2021(a)	1,525		1,731
6.35%, 06/30/2021	490		522					$7,785
OGX Austria GmbH
8.38%, 04/01/2022(a)	500		510		Pharmaceuticals - 0.48%
8.50%, 06/01/2018(a)	1,000		1,037		BioScrip Inc
Pemex Project Funding Master Trust					10.25%, 10/01/2015	10,185		11,025
6.63%, 06/15/2035	1,145		1,343		Endo Pharmaceuticals Holdings Inc
Penn Virginia Corp					7.00%, 07/15/2019	1,500		1,601
7.25%, 04/15/2019	1,500		1,238		7.00%, 12/15/2020	1,850		1,977
Pertamina Persero PT					Grifols Inc
5.25%, 05/23/2021	1,000		1,030		8.25%, 02/01/2018	2,965		3,176
6.50%, 05/27/2041	320		340		Hypermarcas SA
Petrobras International Finance Co - Pifco					6.50%, 04/20/2021(a)	500		478
5.38%, 01/27/2021	200		219					$18,257
5.75%, 01/20/2020	200		223		Pipelines - 1.18%
6.88%, 01/20/2040	200		242		Crestwood Midstream Partners LP / Crestwood
7.88%, 03/15/2019	200		247		Midstream Finance Corp
Petroleos de Venezuela SA					7.75%, 04/01/2019(a)	15,135		15,400
5.00%, 10/28/2015	1,368		1,167		Eagle Rock Energy Partners LP / Eagle Rock
5.25%, 04/12/2017	7,985		6,198		Energy Finance Corp
5.38%, 04/12/2027	1,955		1,202		8.38%, 06/01/2019	12,481		12,918
8.50%, 11/02/2017	2,901		2,589		Energy Transfer Equity LP
Petroleos Mexicanos					7.50%, 10/15/2020	2,055		2,276
4.88%, 01/24/2022(a)	700		746
					TransCanada PipeLines Ltd
5.50%, 01/21/2021	4,950		5,509		6.35%, 05/15/2067(f)	12,950		13,518
6.50%, 06/02/2041	700		812		Transportadora de Gas Internacional SA ESP
Petronas Capital Ltd					5.70%, 03/20/2022(a)	1,055		1,087
5.25%, 08/12/2019	6,558		7,455					$45,199
Precision Drilling Corp
6.50%, 12/15/2021	2,400		2,496		Private Equity - 0.32%
QEP Resources Inc					American Capital Ltd
5.38%, 10/01/2022	2,900		2,900		7.96%, 12/31/2013	1,697		1,696
QGOG Atlantic / Alaskan Rigs Ltd					CKE Holdings Inc
5.25%, 07/30/2018(a)	479		481		10.50%, PIK 11.25%, 03/14/2016(a),(g)	9,643		10,390
Quicksilver Resources Inc								$12,086
7.13%, 04/01/2016	7,075		6,474
Reliance Holdings USA Inc					Real Estate - 0.42%
4.50%, 10/19/2020	200		193		BR Malls International Finance Ltd
5.40%, 02/14/2022(a)	400		401		8.50%, 01/21/2049	300		316
SandRidge Energy Inc					BR Properties SA
					9.00%, 10/29/2049(a)	500		523
7.50%, 03/15/2021	7,700		7,777
8.00%, 06/01/2018(a)	2,775		2,879		Country Garden Holdings Co Ltd
8.13%, 10/15/2022(a)	10,000		10,375		11.13%, 02/23/2018	500		501
					Evergrande Real Estate Group Ltd
					13.00%, 01/27/2015	400		402

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's) Value (000's)

Real Estate (continued)					Sovereign - 8.00%
General Shopping Finance Ltd					Argentina Boden Bonds
10.00%, 11/29/2049(a)	$500		$518		7.00%, 10/03/2015		$3,274	$2,963
Kaisa Group Holdings Ltd					Argentine Republic Government International
13.50%, 04/28/2015	200		193		Bond
Kennedy-Wilson Inc					0.00%, 12/15/2035(b),(f)	EUR	16,315	2,354
8.75%, 04/01/2019	12,525		13,057		7.82%, 12/31/2033		18,288	14,161
MAF SUKUK LTD					8.28%, 12/31/2033		$3,455	2,470
5.85%, 02/07/2017	500		521		Banco Nacional de Desenvolvimento
			$16,031		Economico e Social
					5.50%, 07/12/2020		1,080	1,209
Regional Authority - 0.03%					6.50%, 06/10/2019		435	513
Provincia de Buenos Aires/Argentina					Brazilian Government International Bond
10.88%, 01/26/2021(a)	1,285		891
					4.88%, 01/22/2021		3,852	4,422
Provincia de Cordoba					5.88%, 01/15/2019		2,283	2,753
12.38%, 08/17/2017	315		248		7.13%, 01/20/2037		876	1,233
			$1,139		8.25%, 01/20/2034		1,050	1,622
Retail - 1.50%					8.75%, 02/04/2025		1,000	1,530
Academy Ltd / Academy Finance Corp					10.13%, 05/15/2027		606	1,022
9.25%, 08/01/2019(a)	3,150		3,363		Colombia Government International Bond
AmeriGas Finance LLC/AmeriGas Finance					4.38%, 07/12/2021		3,000	3,315
Corp					6.13%, 01/18/2041		2,780	3,511
7.00%, 05/20/2022	17,335		17,682		7.38%, 09/18/2037		2,479	3,561
AmeriGas Partners LP/AmeriGas Finance					8.13%, 05/21/2024		3,096	4,424
Corp					11.75%, 02/25/2020		2,630	4,215
6.25%, 08/20/2019	1,000		1,010		Croatia Government International Bond
Burlington Coat Factory Warehouse Corp					6.25%, 04/27/2017(a)		678	686
10.00%, 02/15/2019	18,336		19,619		6.38%, 03/24/2021(a)		3,877	3,785
CKE Restaurants Inc					6.75%, 11/05/2019		2,200	2,229
11.38%, 07/15/2018	3,475		4,005		El Salvador Government International Bond
Liz Claiborne Inc					7.38%, 12/01/2019		500	541
10.50%, 04/15/2019(a)	4,100		4,602		7.63%, 02/01/2041(a)		1,325	1,355
Logan's Roadhouse Inc					7.65%, 06/15/2035		1,764	1,808
10.75%, 10/15/2017	3,965		3,792		7.65%, 06/15/2035		1,725	1,790
Ltd Brands Inc					Export Credit Bank of Turkey
5.63%, 02/15/2022	2,000		2,012		5.38%, 11/04/2016(a)		250	253
Sally Holdings LLC / Sally Capital Inc					Hungary Government International Bond
6.88%, 11/15/2019(a)	1,000		1,065		4.38%, 07/04/2017	EUR	340	391
			$57,150		4.50%, 01/29/2014		398	509
					4.75%, 02/03/2015		$1,000	960
Savings & Loans - 0.05%					5.75%, 06/11/2018	EUR	487	576
M&T Capital Trust III					6.00%, 01/11/2019		2,486	2,950
9.25%, 02/01/2027	1,800		1,855		6.38%, 03/29/2021		$1,858	1,784
					Indonesia Government International Bond
					5.25%, 01/17/2042(a)		2,000	2,048
Semiconductors - 0.07%					5.88%, 03/13/2020(a)		2,000	2,280
Freescale Semiconductor Inc					6.63%, 02/17/2037(a)		505	609
9.25%,04/15/2018(a)	2,500		2,741		6.63%, 02/17/2037		655	790
					7.75%, 01/17/2038		1,275	1,728
Shipbuilding - 0.08%					11.63%, 03/04/2019(a)		850	1,254
Huntington Ingalls Industries Inc					Lithuania Government International Bond
7.13%, 03/15/2021	2,750		2,912		5.13%, 09/14/2017		875	914
					6.13%, 03/09/2021(a)		1,250	1,356
Software - 1.66%					6.13%, 03/09/2021		2,053	2,228
					6.63%, 02/01/2022(a)		3,100	3,472
Aspect Software Inc
10.63%, 05/15/2017	9,461		10,242		Mexican Bonos
					6.50%, 06/10/2021(f)	MXN	60,130	4,730
Audatex North America Inc
6.75%, 06/15/2018(a)	3,650		3,823		Mexico Government International Bond
6.75%, 06/15/2018(a)	3,000		3,142		3.63%, 03/15/2022		$2,860	2,986
Epicor Software Corp					5.75%, 10/12/2049		11,630	12,677
8.63%, 05/01/2019	7,075		7,323		5.95%, 03/19/2019		29	35
First Data Corp					6.05%, 01/11/2040		3,970	4,953
8.75%, PIK 10.00%, 01/15/2022(a),(g)	18,070		17,618		6.75%, 09/27/2034		1,700	2,265
8.88%, 08/15/2020(a)	500		544		Namibia International Bonds
10.55%, 09/24/2015	2,209		2,248		5.50%, 11/03/2021		260	271
Lawson Software Inc					Panama Government International Bond
9.38%, 04/01/2019(a)	14,660		15,320		5.20%, 01/30/2020		2,265	2,633
11.50%, 07/15/2018(a)	2,720		3,046		6.70%, 01/26/2036		3,415	4,580
			$63,306		8.13%, 04/28/2034		6,309	8,770
					8.88%, 09/30/2027		1,225	1,920

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's) Value (000's)				BONDS (continued)	Amount (000's)	Value	(000	's)

Sovereign (continued)					Telecommunications - 1.73%
Peruvian Government International Bond					America Movil SAB de CV
5.63%, 11/18/2050		$5,220	$6,042		2.38%, 09/08/2016	$475		$485
7.13%, 03/30/2019		2,860	3,675		6.13%, 03/30/2040	200		240
Philippine Government International Bond					6.38%, 03/01/2035	745		903
4.00%, 01/15/2021		3,405	3,595		Avaya Inc
5.50%, 03/30/2026		1,800	2,065		7.00%, 04/01/2019(a)	4,315		4,315
6.38%, 01/15/2032		829	1,016		9.75%, 11/01/2015	5,100		5,055
6.38%, 10/23/2034		1,822	2,262		10.13%, 11/01/2015	5,395		5,348
9.50%, 02/02/2030		665	1,058		Brasil Telecom SA
Poland Government International Bond					5.75%, 02/10/2022(a)	500		512
5.13%, 04/21/2021		1,770	1,913		Clearwire Communications LLC/Clearwire
5.25%, 01/20/2025	EUR	10,728	14,966		Finance Inc
6.38%, 07/15/2019		$5,650	6,639		12.00%, 12/01/2015(a)	1,275		1,176
Qatar Government International Bond					CommScope Inc
4.50%, 01/20/2022		2,677	2,824		8.25%, 01/15/2019(a)	6,125		6,538
5.25%, 01/20/2020(a)		4,961	5,550		Digicel Group Ltd
5.75%, 01/20/2042		2,007	2,233		8.88%, 01/15/2015	500		503
6.40%, 01/20/2040		584	699		9.13%, 01/15/2015(a)	500		503
Republic of Ghana					10.50%, 04/15/2018	500		548
8.50%, 10/04/2017		1,965	2,235		Digicel Ltd
Republic of Iraq					8.25%, 09/01/2017	300		313
5.80%, 01/15/2028		14,108	11,727		Indosat Palapa Co BV
Republic of Latvia					7.38%, 07/29/2020	200		220
5.25%, 02/22/2017(a)		2,000	2,055		KT Corp
Romanian Government International Bond					3.88%, 01/20/2017	200		207
6.75%, 02/07/2022(a)		792	832		Level 3 Financing Inc
Russian Foreign Bond - Eurobond					4.51%, 02/15/2015(f)	9,175		8,865
5.00%, 04/29/2020(a)		2,000	2,163		10.00%, 02/01/2018	1,500		1,643
5.63%, 04/04/2042(a)		1,200	1,270		MTS International Funding Ltd
7.50%, 03/31/2030(a)		8,275	9,920		8.63%, 06/22/2020(a)	1,000		1,149
7.50%, 03/31/2030(f)		12,398	14,862		Nextel Communications Inc
12.75%, 06/24/2028		1,658	3,002		6.88%, 10/31/2013	1,000		1,000
South Africa Government International Bond				PCCW	-HKT Capital No 4 Ltd
4.67%, 01/17/2024		8,026	8,407		4.25%, 02/24/2016	800		828
5.50%, 03/09/2020		1,500	1,706		Qtel International Finance Ltd
6.25%, 03/08/2041		1,387	1,666		4.75%, 02/16/2021	1,000		1,043
6.88%, 05/27/2019		1,000	1,224		5.00%, 10/19/2025	500		511
Turkey Government Bond					Sprint Nextel Corp
9.00%, 03/08/2017(f)	TRY	2,290	1,296		7.00%, 03/01/2020(a)	12,450		12,699
Turkey Government International Bond					Syniverse Holdings Inc
5.13%, 03/25/2022		$2,000	2,037		9.13%, 01/15/2019	4,510		5,000
5.63%, 03/30/2021		5,675	6,072		Telemar Norte Leste SA
6.00%, 01/14/2041		750	763		5.50%, 10/23/2020(a)	500		519
6.25%, 09/26/2022		3,543	3,924		UPCB Finance V Ltd
6.88%, 03/17/2036		3,570	4,043		7.25%, 11/15/2021(a)	3,500		3,684
7.00%, 09/26/2016		1,000	1,134		Vimpel Communications Via VIP Finance
7.25%, 03/05/2038		1,754	2,085		Ireland Ltd OJSC
Ukraine Government International Bond					7.75%, 02/02/2021	500		498
6.25%, 06/17/2016		600	552		9.13%, 04/30/2018(a)	1,500		1,650
6.88%, 09/23/2015(a)		6,632	6,284					$65,955
Uruguay Government International Bond
7.63%, 03/21/2036		1,162	1,632		Textiles - 0.21%
8.00%, 11/18/2022		4,970	6,866		Empire Today LLC / Empire Today Finance
Venezuela Government International Bond					Corp
					11.38%, 02/01/2017(a)	8,165		8,165
5.75%, 02/26/2016		3,610	3,267
6.00%, 12/09/2020		2,827	2,101
7.75%, 10/13/2019		2,101	1,770		Transportation - 1.85%
8.25%, 10/13/2024		4,770	3,864		ACL I Corp
9.38%, 01/13/2034		830	710		10.63%, PIK 11.38%, 02/15/2016(a),(g)	10,857		10,803
Vnesheconombank Via VEB Finance PLC					BNSF Funding Trust I
5.38%, 02/13/2017(a)		1,000	1,042		6.61%, 12/15/2055(f)	1,000		1,041
6.80%, 11/22/2025		1,375	1,457		CEVA Group PLC
6.90%, 07/09/2020(a)		1,158	1,277		8.38%, 12/01/2017(a)	8,300		8,258
			$305,176		11.63%, 10/01/2016(a)	7,750		8,234
					11.50%, 04/01/2018(a)	550		542
Storage & Warehousing - 0.04%					Commercial Barge Line Co
Mobile Mini Inc					12.50%, 07/15/2017	500		562
7.88%, 12/01/2020		1,500	1,605		DP World Sukuk Ltd
					6.25%, 07/02/2017	500		530

See accompanying notes

     Schedule of Investments Global Diversified Income Fund April 30, 2012 (unaudited)

	Principal						SENIOR FLOATING RATE INTERESTS	Principal
BONDS (continued)	Amount (000's)		Value	(000	's)		(continued)	Amount (000's) Value (000's)

Transportation (continued)							Computers - 0.33%
Florida East Coast Railway Corp							Expert Global Solutions Inc, Term Loan B
8.13%, 02/01/2017		$3,520			$ 3,617		9.00%, 04/02/2018(f)	$12,750	$12,667
Marquette Transportation Co / Marquette
Transportation Finance Corp
10.88%, 01/15/2017		9,495		10,065			Distribution & Wholesale - 0.03%
							HD Supply Inc, Term Loan B
Quality Distribution LLC/QD Capital Corp							0.00%, 10/05/2017(f),(i)	1,000	1,003
9.88%, 11/01/2018		11,500		12,593
RZD Capital Ltd
5.74%, 04/03/2017		845		903			Diversified Financial Services - 0.30%
SCF Capital LTD							Nuveen Investments Inc, Term Loan
5.38%, 10/27/2017(a)		1,000		960			8.25%, 02/23/2019(f)	6,500	6,630
United Maritime Group LLC/United Maritime							Nuveen Investments Inc, Term Loan NEW
Group Finance Corp							EXT
11.75%, 06/15/2015		11,895		12,519			5.97%, 05/13/2017(f)	1,000	1,000
				$70,627			Ocwen Financial Corp, Term Loan B
							7.00%, 09/01/2016(f)	3,621	3,648
Trucking & Leasing - 0.05%									$11,278
AWAS Aviation Capital Ltd
7.00%, 10/17/2016(a)		1,926		1,993			Electric - 0.10%
							Dynegy Power LLC, Term Loan
TOTAL BONDS				$2,277,589			9.25%, 08/05/2016(f)	3,691	3,859
	Principal
CONVERTIBLE BONDS - 0.00%	Amount (000's)		Value	(000	's)		Entertainment - 0.11%
Agriculture - 0.00%							Summit Entertainment LLC, Term Loan B
Vector Group Ltd							6.75%, 09/07/2016(f)	4,362	4,362
3.88%, 06/15/2026(f)		63		69
						Food	- 0.07%
TOTAL CONVERTIBLE BONDS				$69			US FoodService, Term Loan
CREDIT LINKED STRUCTURED NOTES	Principal						5.75%, 03/31/2017(f)	2,475	2,480
- 0.27%	Amount (000's)		Value	(000	's)

Sovereign - 0.27%							Healthcare - Services - 0.09%
Barclays Bank PLC; Nota do Tesouro							Smile Brands Inc, Term Loan B
Nacional Credit Linked Note							7.00%, 12/21/2017(f)	3,456	3,445
9.76%, 01/01/2021	BRL	8,990		4,576
Citigroup Inc; Colombian TES Credit Linked
Note							Holding Companies - Diversified - 0.22%
11.00%, 07/24/2020	COP	5,500,000		3,876			Holdings Gaming Borrower LP, Term Loan
Credit Suisse; Russian Federal Bond - OFZ							B
							12.00%, 06/30/2015(f)	7,910	8,246
Credit Linked Note
7.62%, 04/14/2021(f)	RUB	53,000		1,778
				$10,230			Insurance - 0.11%
TOTAL CREDIT LINKED STRUCTURED NOTES				$10,230			CNO Financial Group Inc, Term Loan B1
SENIOR FLOATING RATE INTERESTS -	Principal						6.25%, 09/30/2016(f)	655	658
3.58%	Amount (000's)		Value	(000	's)		Lone Star Intermediate Super Holdings LLC,
							Term Loan
Advertising - 0.04%							11.00%, 08/16/2019(f)	3,625	3,719
Advantage Sales & Marketing LLC, Term
Loan									$4,377
9.25%, 06/18/2018(f)		$1,550		$1,547			Leisure Products & Services - 0.26%
							Sabre Inc, Term Loan B-EXT
							6.08%, 09/29/2017(f)	2,693	2,547
Aerospace & Defense - 0.12%
API Technologies Corp, Term Loan B							Travelport LLC, Delay-Draw Term Loan DD-
8.75%, 06/27/2016(f)		4,432		4,410			EXT
							4.97%, 08/21/2015(f)	6,650	6,076
							Travelport LLC, PIK Term Loan B-EXT
Airlines - 0.03%							14.04%, PIK 13.50%, 12/01/2016(f),(g)	1,247	94
Global Aviation Holdings, DIP Term Loan							Travelport LLC, Term Loan A-EXT
12.93%, 09/27/2012(f),(h)		2,220		—			6.54%, 09/30/2012(f)	401	152
12.93%, 09/27/2012(f),(h)		1,176		1,176			Travelport LLC, Term Loan B-EXT
							4.97%, 08/21/2015(f)	836	764
Commercial Services - 0.39%							Travelport LLC, Term Loan S
							4.97%, 08/21/2015(f)	264	241
Laureate Education Inc, Term Loan B
5.25%, 06/15/2018(f)		4,466		4,406					$9,874
United Rentals Inc, Bridge Loan							Lodging - 0.01%
0.00%, 12/31/2012(d),(f),(h),(i)		8,280		8,280			Caesars Entertainment Operating Co Inc, Term
Wyle Services Corp, Term Loan							Loan B4
5.75%, 03/26/2017(f)		2,339		2,330			9.50%, 10/31/2016(f)	489	502
				$15,016

See accompanying notes

     Schedule of Investments Global Diversified Income Fund April 30, 2012 (unaudited)

	SENIOR FLOATING RATE INTERESTS	Principal		REPURCHASE AGREEMENTS	Maturity
	(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Media	- 0.20%			Banks (continued)
	CKX Inc, Term Loan 1st Lien			Investment in Joint Trading Account; Deutsche $	22,564	$22,564
	9.00%, 06/21/2017(f)	$2,081	$1,748	Bank Repurchase Agreement; 0.20% dated
	HMH Publishing Company, Term Loan			04/30/12 maturing 05/01/12 (collateralized
	6.49%, 06/12/2014(f)	2,438	1,458	by US Government Securities;
	Univision Communications Inc, Term Loan			$23,015,037; 0.00% - 8.20%; dated
	EXT			05/01/12 - 07/15/37)
	4.49%, 03/31/2017(f)	4,900	4,576	Investment in Joint Trading Account; JP	8,461	8,461
			$7,782	Morgan Repurchase Agreement; 0.18%
				dated 04/30/12 maturing 05/01/12
	Miscellaneous Manufacturing - 0.04%			(collateralized by US Government
	Eastman Kodak Co, DIP Term Loan Multi-			Securities; $8,630,639; 0.00% - 8.38%;
	Draw			dated 02/08/13 - 04/23/32)
	8.50%, 07/26/2013(f)	1,445	1,470
				Investment in Joint Trading Account; Merrill	12,075	12,076
				Lynch Repurchase Agreement; 0.17%
	Pipelines - 0.25%			dated 04/30/12 maturing 05/01/12
	Crestwood Holdings LLC, Term Loan B			(collateralized by US Government Security;
	9.75%, 03/20/2018(f)	3,200	3,248	$12,316,901; 1.50%; dated 07/31/16)
	Everest Acquisition LLC, Bridge Loan					$54,664
	0.00%, 12/31/2012(d),(f),(h),(i)	6,150	6,150	TOTAL REPURCHASE AGREEMENTS		$54,664
			$9,398	Total Investments		$3,690,787
				Other Assets in Excess of Liabilities, Net - 3.23%		$123,137
	Retail - 0.34%			TOTAL NET ASSETS - 100.00%		$3,813,924
	Caribbean Restaurant, Term Loan 1st Lien
	9.00%, 02/15/2017(f)	500	500
	Guitar Center Inc, Term Loan B-NONEXT			(a)		Security exempt from registration under Rule 144A of the Securities Act of
	5.73%, 04/09/2017(f)	7,150	6,898	1933. These securities may be resold in transactions exempt from
				registration, normally to qualified institutional buyers. Unless otherwise
	Sleepy's Inc, Term Loan B			indicated, these securities are not considered illiquid. At the end of the
	7.25%, 03/22/2018(f)	4,250	4,250	period, the value of these securities totaled $916,039 or 24.02% of net
				assets.
	Targus Group International, Term Loan B
	11.00%, 05/24/2016(f)	1,431	1,421

			$13,069	(b) Non-Income Producing Security
	Software - 0.27%			(c) Security is Illiquid
	Attachmate Corp, Term Loan			(d)		Market value is determined in accordance with procedures established in
	6.50%, 04/27/2017(f)	2,691	2,683	good faith by the Board of Directors. At the end of the period, the value of
	Hyland Software Inc, Term Loan			these securities totaled $24,080 or 0.63% of net assets.
	6.00%, 12/19/2016(f)	1,416	1,408	(e) Security purchased on a when-issued basis.
	Merrill Corp, Term Loan			(f)	Variable Rate. Rate shown is in effect at April 30, 2012.
	7.75%, 12/24/2012(f)	1,541	1,448	(g)		Payment in kind; the issuer has the option of paying additional securities
	Sophos Inc, Term Loan B			in lieu of cash.
	7.75%, 06/15/2016(f)	2,843	2,843	(h)		All or a portion of the loan is unfunded. See Notes to Financial Statements
	Sunquest Information, Term Loan			for additional information.
	6.25%, 12/16/2016(f)	1,985	1,983	(i)		This Senior Floating Rate Note will settle after April 30, 2012, at which
			$10,365	time the interest rate will be determined.

	Telecommunications - 0.19%
	Avaya Inc, Term Loan B3-EXT
	4.99%, 10/26/2017(f)	4,961	4,802	Unrealized Appreciation (Depreciation)
	Telx Group Inc/The, Term Loan B			The net federal income tax unrealized appreciation (depreciation) and federal tax
	7.75%, 09/22/2017(f)	2,489	2,500	cost of investments held as of the period end were as follows:

			$7,302	Unrealized Appreciation		$176,289
	Trucking & Leasing - 0.08%			Unrealized Depreciation		(92,351)
	AWAS Aviation Capital Ltd, Term Loan B			Net Unrealized Appreciation (Depreciation)		$83,938
	5.25%, 06/10/2016(f)	2,844	2,863	Cost for federal income tax purposes		$3,606,849

	TOTAL SENIOR FLOATING RATE INTERESTS		$136,491	All dollar amounts are shown in thousands (000's)
		Maturity
	REPURCHASE AGREEMENTS - 1.43%	Amount (000's)	Value (000's)

	Banks- 1.43%
	Investment in Joint Trading Account; Credit	$11,564	$11,563
	Suisse Repurchase Agreement; 0.16%
	dated 04/30/12 maturing 05/01/12
	(collateralized by US Government
	Securities; $11,795,207; 0.00% - 11.25%;
	dated 02/15/15 - 08/15/39)

See accompanying notes

		Schedule of Investments
Global Diversified Income Fund
April 30, 2012 (unaudited)

Portfolio Summary (unaudited)
Country		Percent
United States		66 .73%
United Kingdom		4.19%
Canada		1.67%
Jersey, Channel Islands		1.62%
France		1.42%
Bermuda		1.28%
Australia		1.25%
Netherlands		1.21%
Luxembourg		1.18%
Mexico		1.12%
Brazil		0.97%
Japan		0.94%
Russian Federation		0.93%
Ireland		0.84%
Germany		0.73%
Colombia		0.67%
Poland		0.63%
Venezuela		0.61%
Argentina		0.60%
Turkey		0.59%
Cayman Islands		0.52%
Hong Kong		0.51%
Panama		0.47%
South Africa		0.45%
Kazakhstan		0.36%
Indonesia		0.33%
Peru		0.31%
Iraq		0.31%
Qatar		0.30%
Philippines		0.30%
Spain		0.28%
Singapore		0.27%
Malaysia		0.26%
Uruguay		0.22%
Lithuania		0.21%
Hungary		0.20%
Switzerland		0.20%
Ukraine		0.19%
China		0.19%
Korea, Republic Of		0.19%
Croatia		0.18%
Sweden		0.17%
El Salvador		0.15%
Virgin Islands, British		0.15%
New Zealand		0.14%
Chile		0.11%
Guernsey		0.10%
United Arab Emirates		0.08%
Taiwan, Province Of China		0.08%
Ghana		0.06%
Thailand		0.05%
Latvia		0.05%
Finland		0.04%
Austria		0.04%
Norway		0.03%
Belgium		0.02%
Romania		0.02%
Namibia		0.01%
India		0.01%
Cyprus		0.01%
Barbados		0.01%
Puerto Rico		0.01%
Other Assets in Excess of Liabilities, Net		3.23%
TOTAL NET ASSETS		100.00%

Foreign Currency Contracts

Foreign Currency Sale						Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Deliver	In Exchange For	Value	Appreciation/(Depreciation)
British Pound	JP Morgan Securities	05/31/2012	670,000	$1,062	$1,087	$(25)

See accompanying notes

			Schedule of Investments
Global Diversified Income Fund
April 30, 2012 (unaudited)

Foreign Currency Contracts (continued)

Foreign Currency Sale								Net Unrealized
Contracts	Counterparty		Delivery Date	Contracts to Deliver		In Exchange For	Value	Appreciation/(Depreciation)
Euro	JP Morgan Securities		05/31/2012		27,770,358	$36,364	$36,758	$(394)
Mexican Peso	JP Morgan Securities		05/14/2012		45,785,250	3,500	3,511	(11)
Total								$(430)

All dollar amounts are shown in thousands (000's)

Options

					Upfront Premiums			Unrealized
Written Options Outstanding	Exercise	Price	Expiration Date	Contracts	Paid/(Received)		Market Value	Appreciation/(Depreciation)
Call - XLE; May 2012		$70 .00	05/21/2012	3,328		$(419)	$(640)	$(221)
Call - DIA; May 2012		$132.00	05/21/2012	4,880		(491)	(713)	(222)
Call - EFA; May 2012		$55 .00	05/21/2012	4,345		(230)	(162)	68
Call - MDY; May 2012		$179.00	05/21/2012	1,624		(539)	(637)	(98)
Call - QQQ; May 2012		$68 .00	05/21/2012	6,984		(322)	(260)	62
Call - SPY; May 2012		$139.00	05/21/2012	11,690		(2,384)	(2,614)	(230)
Call - XLF; May 2012		$16 .00	05/21/2012	15,067		(128)	(122)	6
Call - XLK; May 2012		$30 .00	05/21/2012	7,826		(236)	(223)	13
Call - XLU; May 2012		$35 .00	05/21/2012	19,896		(636)	(1,452)	(816)
Total						$(5,385)	$(6,823)	$(1,438)

All dollar amounts are shown in thousands (000's)

See accompanying notes

     Schedule of Investments Global Real Estate Securities Fund April 30, 2012 (unaudited)

COMMON STOCKS - 97.59%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Engineering & Construction - 0.61%					REITS (continued)
Multiplan Empreendimentos Imobiliarios SA	203,000		$4,782		HCP Inc	264,634		$10,969
					Hersha Hospitality Trust	764,577		4,396
					Host Hotels & Resorts Inc	877,852		14,607
Holding Companies - Diversified - 1.77%					ICADE	68,077		5,743
Wharf Holdings Ltd	2,326,658		13,798		Japan Retail Fund Investment Corp	3,446		5,494
					Land Securities Group PLC	1,052,553		12,430
Lodging - 0.54%					LaSalle Hotel Properties	235,326		6,921
Starwood Hotels & Resorts Worldwide Inc	71,475		4,231		Link REIT/The	3,129,900		13,022
					LTC Properties Inc	81,100		2,699
					Mapletree Commercial Trust	4,797,000		3,524
Real Estate - 18.41%					Mirvac Group	8,583,913		11,534
Atrium European Real Estate Ltd	707,532		3,450
Brookfield Office Properties Inc	307,400		5,567		Mori Trust Sogo Reit Inc	516		4,563
					Northern Property Real Estate Investment	188,925		6,279
CapitaLand Ltd	2,091,468		4,943		Trust
Castellum AB	516,058		6,534
Citycon OYJ	1,164,710		3,858		Pennsylvania Real Estate Investment Trust	191,400		2,697
					Prologis Inc	117,485		4,204
FKP Property Group	5,590,464		2,937		PS Business Parks Inc	126,147		8,610
Growthpoint Properties Ltd	1,095,130		2,959
GSW Immobilien AG (a)	213,213		7,096		Public Storage	139,104		19,928
GSW Immobilien AG - Rights (a)	203,019		199		Ramco-Gershenson Properties Trust	502,814		6,054
Hang Lung Properties Ltd	1,056,200		3,883		Retail Properties of America Inc	172,715		1,563
Henderson Land Development Co Ltd	1,026,700		5,826		RioCan Real Estate Investment Trust	181,350		4,982
					Saul Centers Inc	118,483		4,740
Hongkong Land Holdings Ltd	1,522,753		9,427		Shaftesbury PLC	579,825		4,814
Hufvudstaden AB	275,711		2,963
Hyprop Investments Ltd	652,933		4,830		Simon Property Group Inc	320,018		49,795
					SL Green Realty Corp	181,546		14,967
Mitsubishi Estate Co Ltd	1,342,077		23,726		Stockland	787,777		2,531
Mitsui Fudosan Co Ltd	1,146,793		21,005		Strategic Hotels & Resorts Inc (a)	442,144		3,011
New World Development Co Ltd	1,168,000		1,448		Suntec Real Estate Investment Trust	5,589,300		5,898
Renhe Commercial Holdings Co Ltd	35,754,500		2,059		Unibail-Rodamco SE	96,413		18,041
Soho China Ltd	3,505,500		2,717
Sun Hung Kai Properties Ltd	1,654,687		19,820		United Urban Investment Corp	4,702		5,540
					Ventas Inc	189,446		11,138
Supalai PCL	4,261,263		2,268		Vornado Realty Trust	21,864		1,877
Swire Properties Ltd	1,066,000		2,920
Unite Group PLC	997,038		3,161		Westfield Group	2,498,015		23,884
					Westfield Retail Trust	3,848,446		10,860
			$143,596		Workspace Group PLC	779,000		2,854
REITS - 76.26%								$594,697
Advance Residence Investment Corp	1,908		3,689		TOTAL COMMON STOCKS			$761,104
American Assets Trust Inc	257,101		6,044		Total Investments			$761,104
Astro Japan Property Group	1,243,708		3,438		Other Assets in Excess of Liabilities, Net - 2.41%			$18,772
Australand Property Group	1,359,125		3,810		TOTAL NET ASSETS - 100.00%			$779,876
AvalonBay Communities Inc	122,712		17,842
Boardwalk Real Estate Investment Trust	129,200		7,692
Boston Properties Inc	209,244		22,651		(a) Non-Income Producing Security
BRE Properties Inc	156,598		8,221
Cambridge Industrial Trust	7,390,600		3,224
Camden Property Trust	241,139		16,318		Unrealized Appreciation (Depreciation)
Canadian Real Estate Investment Trust	251,775		9,861		The net federal income tax unrealized appreciation (depreciation) and federal tax
CapLease Inc	242,653		1,007		cost of investments held as of the period end were as follows:
Centro Retail Australia (a)	2,012,382		3,879
Champion REIT	4,493,400		1,958		Unrealized Appreciation			$43,951
Charter Hall Retail REIT	1,376,114		4,731		Unrealized Depreciation			(13,069)
Colonial Properties Trust	418,194		9,355		Net Unrealized Appreciation (Depreciation)			$30,882
CubeSmart	650,200		8,166		Cost for federal income tax purposes			$730,222
CYS Investments Inc	506,387		6,953
DDR Corp	359,200		5,316		All dollar amounts are shown in thousands (000's)
Dexus Property Group	8,052,880		7,813
Digital Realty Trust Inc	130,365		9,789
Dundee Real Estate Investment Trust	193,200		7,213
DuPont Fabros Technology Inc	111,641		3,031
Education Realty Trust Inc	436,703		4,922
Entertainment Properties Trust	135,119		6,484
Equity One Inc	481,085		9,997
Equity Residential	439,486		27,002
Essex Property Trust Inc	66,500		10,505
Extra Space Storage Inc	338,900		10,286
Federal Realty Investment Trust	93,300		9,392
Glimcher Realty Trust	963,569		9,530
Goodman Group	1,610,530		6,021
Great Portland Estates PLC	1,456,384		8,513
Hammerson PLC	1,456,659		9,875

See accompanying notes

		Schedule of Investments
Global Real Estate Securities Fund
April 30, 2012 (unaudited)

Portfolio Summary (unaudited)
Country		Percent
United States		48 .83%
Australia		10 .44%
Hong Kong		9.25%
Japan		8.20%
United Kingdom		5.35%
Canada		4.62%
France		3.05%
Singapore		2.25%
Sweden		1.22%
South Africa		1.00%
Germany		0.94%
China		0.61%
Brazil		0.61%
Finland		0.49%
Jersey, Channel Islands		0.44%
Thailand		0.29%
Other Assets in Excess of Liabilities, Net		2.41%
TOTAL NET ASSETS		100.00%

Foreign Currency Contracts

Foreign Currency Purchase						Net Unrealized
Contracts	Counterparty	Delivery Date Contracts to Accept In Exchange For			Value	Appreciation/(Depreciation)
Australian Dollar	State Street Financial	05/15/2012	29,381,154	$30,260	$30,564	$304
British Pound	State Street Financial	05/15/2012	5,167,102	8,274	8,384	110
Canadian Dollar	State Street Financial	05/15/2012	3,646,691	3,686	3,691	5
Euro	State Street Financial	05/15/2012	18,890,418	24,789	25,005	216
Hong Kong Dollar	State Street Financial	05/15/2012	148,193,018	19,097	19,102	5
Indonesia Rupiah	State Street Financial	05/15/2012	19,719,414,060	2,144	2,143	(1)
Israeli Shekel	State Street Financial	05/15/2012	54,681	15	15	—
Japanese Yen	State Street Financial	05/15/2012	1,440,491,338	17,767	18,046	279
Malaysian Ringgit	State Street Financial	05/15/2012	103,544	34	34	—
New Zealand Dollar	State Street Financial	05/15/2012	807,172	657	659	2
Norwegian Krone	State Street Financial	05/15/2012	3,009,594	518	526	8
Singapore Dollar	State Street Financial	05/15/2012	23,305,088	18,566	18,835	269
Swedish Krona	State Street Financial	05/15/2012	8,439,478	1,253	1,255	2
Swiss Franc	State Street Financial	05/15/2012	8,675,284	9,472	9,561	89
Thailand Baht	State Street Financial	05/15/2012	2,982,874	97	97	—
Total						$1,288

Foreign Currency Sale						Net Unrealized
Contracts	Counterparty	Delivery Date Contracts to Deliver In Exchange For			Value	Appreciation/(Depreciation)
Australian Dollar	State Street Financial	05/15/2012	57,532,893	$59,331	$59,849	$(518)
Brazilian Real	State Street Financial	05/15/2012	8,091,779	4,278	4,234	44
British Pound	State Street Financial	05/15/2012	6,576,332	10,496	10,671	(175)
Canadian Dollar	State Street Financial	05/15/2012	2,597,206	2,592	2,629	(37)
Euro	State Street Financial	05/15/2012	11,637,294	15,297	15,404	(107)
Hong Kong Dollar	State Street Financial	05/15/2012	102,260,291	13,168	13,181	(13)
Indonesia Rupiah	State Street Financial	05/15/2012	19,719,414,060	2,139	2,143	(4)
Japanese Yen	State Street Financial	05/15/2012	986,190,274	12,154	12,355	(201)
Malaysian Ringgit	State Street Financial	05/15/2012	103,544	33	34	(1)
New Zealand Dollar	State Street Financial	05/15/2012	184	—	—	—
Singapore Dollar	State Street Financial	05/15/2012	4,363,823	3,486	3,527	(41)
South African Rand	State Street Financial	05/15/2012	59,954,819	7,497	7,702	(205)
Swedish Krona	State Street Financial	05/15/2012	18,239,681	2,698	2,713	(15)
Thailand Baht	State Street Financial	05/15/2012	67,327,939	2,171	2,188	(17)
Total						$(1,290)

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2012 (unaudited)

		Principal			Principal
BONDS	- 30.38%	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value	(000	's)

	Automobile Asset Backed Securities - 0.11%			Mortgage Backed Securities (continued)
	DT Auto Owner Trust			Freddie Mac REMICS (continued)
	3.05%, 2/16/2016(a)	$2,000	$1,999	5.50%, 4/15/2033(b)	$9,155		$9,755
				5.50%, 3/15/2038	4,805		5,182
				6.50%, 8/15/2027	204		234
	Home Equity Asset Backed Securities - 0.09%			GE Capital Commercial Mortgage Corp
	Morgan Stanley Home Equity Loan Trust			5.44%, 11/10/2045(b)	5,000		5,124
	0.41%, 2/25/2036(b)	1,666	1,540
				Ginnie Mae
				1.06%, 4/16/2049(b)	40,000		3,580
	Mortgage Backed Securities - 28.79%			1.40%, 9/16/2049(b)	49,861		4,086
	BCAP LLC Trust			1.51%, 8/16/2049(b)	39,860		3,364
	5.00%, 6/26/2036(a),(b)	4,000	3,260	1.65%, 4/16/2053(b)	39,711		3,501
	5.99%, 11/26/2037(a),(b)	8,085	7,911	3.00%, 5/16/2037	14,000		14,664
	BNPP Mortgage Securities LLC			3.00%, 9/16/2039	8,423		8,761
	6.00%, 8/27/2037(a),(c)	6,757	6,990	4.00%, 9/16/2026(b)	30,161		3,095
	Chase Mortgage Finance Corp			4.00%, 2/20/2034	7,455		8,327
	5.50%, 5/25/2035(b)	4,577	4,672	4.00%, 4/20/2038(b)	21,928		3,072
	6.00%, 5/25/2035	12,528	12,498	4.00%, 11/16/2038	4,349		4,634
	Citigroup Mortgage Loan Trust Inc			4.00%, 3/20/2039(b)	28,847		4,157
	0.60%, 5/25/2037(a),(b)	4,646	3,840	4.50%, 4/20/2036(b)	18,200		3,791
	4.00%, 11/25/2036(a)	11,318	11,618	4.50%, 1/20/2038(b)	11,409		1,574
	4.00%, 3/25/2037(a)	7,674	7,574	5.00%, 11/20/2039	7,500		8,510
	4.25%, 1/25/2036(a)	7,303	7,466	Jefferies & Co Inc
	4.50%, 12/25/2036(a)	11,128	11,473	5.89%, 12/26/2037(a),(b)	9,055		9,061
	5.50%, 1/25/2036(a)	5,462	4,614	JP Morgan Chase Commercial Mortgage
	5.75%, 2/25/2036(a)	2,055	1,858	Securities Corp
	6.00%, 3/25/2037(a),(b)	11,877	12,410	4.17%, 8/15/2046	12,600		13,753
	6.13%, 7/25/2036(a)	7,500	7,495	5.50%, 1/12/2043(b)	12,000		11,704
	6.95%, 10/25/2036(a),(c)	1,910	1,977	LF Rothschild Mortgage Trust
	Citigroup/Deutsche Bank Commercial			9.95%, 9/1/2017	14		16
	Mortgage Trust			Merrill Lynch Mortgage Investors Inc
	5.55%, 1/15/2046(b)	7,700	8,042	5.25%, 8/25/2036(b)	6,693		6,988
	Commercial Mortgage Pass Through			Morgan Stanley Capital I
	Certificates			4.79%, 9/13/2045(b)	2,500		2,509
	5.96%, 6/10/2046(b)	8,000	8,176	6.08%, 6/11/2049(b)	10,000		11,250
	Credit Suisse First Boston Mortgage Securities			Morgan Stanley Mortgage Loan Trust
	Corp			2.39%, 6/25/2036(b)	6,398		6,086
	6.00%, 12/25/2033	4,608	4,861	Morgan Stanley Reremic Trust
	Credit Suisse Mortgage Capital Certificates			3.63%, 7/26/2035(a),(b)	9,700		8,679
	6.00%, 8/27/2037(a)	6,791	7,064	5.50%, 10/26/2035(a)	5,649		5,782
	Fannie Mae Interest Strip			5.65%, 3/26/2036(a),(b)	5,663		5,820
	7.00%, 4/1/2024(b)	153	32	Springleaf Mortgage Loan Trust
	Fannie Mae REMICS			2.67%, 9/25/2049(a),(c)	4,000		4,000
	0.85%, 4/25/2027(b)	35	35	Wachovia Bank Commercial Mortgage Trust
	3.50%, 1/25/2029	6,891	7,303	5.49%, 12/15/2044(b)	13,935		14,677
	3.50%, 7/25/2029	8,498	8,951	Wells Fargo Mortgage Backed Securities
	4.00%, 5/25/2028(b)	26,256	1,920	Trust
	4.00%, 6/25/2039	10,000	10,784	6.00%, 12/28/2037(b)	10,070		10,277
	4.00%, 4/25/2041	9,206	9,408	WF-RBS Commercial Mortgage Trust
	4.50%, 5/25/2040	10,940	11,983	3.67%, 11/15/2044	2,000		2,102
	5.00%, 8/25/2037(b)	3,929	4,367	4.87%, 2/15/2044(a),(b)	14,000		15,765
	5.00%, 12/25/2039	4,536	5,167				$514,946
	6.50%, 2/25/2047	1,444	1,619
	7.00%, 4/25/2032	3,414	4,035	Other Asset Backed Securities - 1.39%
	9.00%, 5/25/2020	37	44	Ameriquest Mortgage Securities Inc
				0.67%, 7/25/2035(b)	14,844		10,015
	Freddie Mac REMICS			0.72%, 9/25/2035(b)	9,500		7,006
	1.15%, 2/15/2021(b)	20	20
	3.00%, 2/15/2040	4,136	4,288	CNH Wholesale Master Note Trust
				1.89%, 12/15/2015(a),(b)	1,000		1,000
	3.50%, 5/15/2032	8,979	9,469
	3.50%, 6/15/2040	6,893	7,172	John Deere Owner Trust
	4.00%, 6/15/2028(b)	20,829	1,686	0.99%, 6/15/2018	2,000		2,002
	4.00%, 2/15/2035(b)	27,061	2,504	Merrill Lynch Mortgage Investors Inc
				1.26%, 7/25/2035(b)	6,000		4,894
	4.00%, 1/15/2039(b)	14,826	2,625
	4.00%, 5/15/2039	4,825	5,214				$24,917
	4.00%, 9/15/2040	9,415	9,954	TOTAL BONDS			$543,402
	4.50%, 5/15/2040	11,000	12,083	U.S. GOVERNMENT & GOVERNMENT	Principal
	4.50%, 5/15/2040	5,000	5,538	AGENCY OBLIGATIONS - 68.27%	Amount (000's)	Value	(000	's)
	4.50%, 12/15/2040	7,047	7,294	Federal Home Loan Mortgage Corporation (FHLMC) -
	4.50%, 7/15/2041	10,807	12,024	22.68%
	4.75%, 12/15/2040	11,500	11,748	2.17%, 3/1/2036(b),(d)	$253		$255
				2.72%, 10/1/2032(b),(d)	4		4

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC)			Federal Home Loan Mortgage Corporation (FHLMC)
(continued)			(continued)
3.00%, 1/1/2027(d)	$10,585	$11,096	6.00%, 2/1/2035(d)	$285	$318
3.00%, 2/1/2027(d)	5,349	5,596	6.00%, 2/1/2035(d)	4,609	5,140
3.00%, 2/1/2027(d)	12,872	13,466	6.00%, 10/1/2036(b),(d)	345	385
3.50%, 11/1/2026(d)	8,618	9,130	6.00%, 3/1/2037(d)	787	878
3.50%, 10/1/2041(d)	7,524	7,807	6.00%, 4/1/2037(d)	2,075	2,327
3.50%, 11/1/2041(d)	7,703	7,993	6.00%, 5/1/2037(d)	625	703
3.50%, 4/1/2042(d)	16,500	17,121	6.00%, 1/1/2038(b),(d)	236	263
4.00%, 8/1/2026(d)	8,677	9,200	6.00%, 1/1/2038(d)	1,582	1,774
4.00%, 8/1/2039(d)	8,497	8,976	6.00%, 3/1/2038(d)	303	334
4.00%, 10/1/2039(d)	8,214	8,677	6.00%, 4/1/2038(d)	627	699
4.00%, 10/1/2039(d)	14,207	15,006	6.00%, 7/1/2038(d)	1,854	2,056
4.00%, 9/1/2040(d)	6,666	7,045	6.00%, 10/1/2038(d)	1,171	1,300
4.00%, 10/1/2041(d)	9,894	10,520	6.50%, 11/1/2016(d)	224	249
4.50%, 8/1/2033(d)	1,415	1,512	6.50%, 6/1/2017(d)	72	80
4.50%, 8/1/2033(d)	1,992	2,128	6.50%, 12/1/2021(d)	876	986
4.50%, 11/1/2039(d)	9,189	9,804	6.50%, 4/1/2022(d)	764	860
4.50%, 12/1/2039(d)	13,749	14,669	6.50%, 5/1/2022(d)	409	461
4.50%, 2/1/2041(d)	12,977	13,879	6.50%, 8/1/2022(d)	152	171
4.50%, 3/1/2041(d)	9,394	10,143	6.50%, 5/1/2023(d)	121	135
5.00%, 10/1/2025(d)	384	420	6.50%, 7/1/2023(d)	5	5
5.00%, 12/1/2032(d)	406	440	6.50%, 1/1/2024(d)	20	23
5.00%, 2/1/2033(d)	2,911	3,152	6.50%, 7/1/2025(d)	3	3
5.00%, 8/1/2033(d)	4,399	4,852	6.50%, 7/1/2025(d)	3	3
5.00%, 8/1/2033(d)	4,169	4,590	6.50%, 9/1/2025(d)	2	3
5.00%, 1/1/2034(d)	2,720	2,948	6.50%, 9/1/2025(d)	1	1
5.00%, 5/1/2034(d)	544	589	6.50%, 10/1/2025(d)	8	9
5.00%, 5/1/2035(d)	604	653	6.50%, 10/1/2025(d)	11	13
5.00%, 7/1/2035(d)	23	25	6.50%, 4/1/2027(d)	5	5
5.00%, 7/1/2035(d)	300	330	6.50%, 2/1/2028(d)	1	2
5.00%, 10/1/2035(d)	54	59	6.50%, 3/1/2029(d)	24	27
5.00%, 11/1/2035(d)	2,328	2,568	6.50%, 3/1/2029(d)	156	179
5.00%, 10/1/2038(d)	9,304	9,973	6.50%, 4/1/2029(d)	2,115	2,439
5.00%, 6/1/2039(d)	10,666	11,696	6.50%, 4/1/2031(d)	600	689
5.00%, 9/1/2039(d)	14,381	15,863	6.50%, 6/1/2031(d)	1	2
5.00%, 1/1/2040(d)	13,677	14,797	6.50%, 10/1/2031(d)	236	270
5.00%, 6/1/2041(d)	10,863	11,859	6.50%, 1/1/2032(d)	2,023	2,317
5.50%, 4/1/2018(d)	212	229	6.50%, 2/1/2032(d)	40	46
5.50%, 11/1/2018(d)	2,768	3,032	6.50%, 2/1/2032(d)	5	6
5.50%, 1/1/2029(d)	11	12	6.50%, 4/1/2032(d)	33	38
5.50%, 3/1/2029(d)	7	8	6.50%, 8/1/2032(d)	115	132
5.50%, 5/1/2033(d)	86	95	6.50%, 8/1/2032(d)	46	52
5.50%, 10/1/2033(d)	70	77	6.50%, 4/1/2035(d)	33	37
5.50%, 12/1/2033(d)	4,637	5,092	6.50%, 2/1/2037(d)	145	165
5.50%, 12/1/2033(d)	1,843	2,024	6.50%, 9/1/2038(d)	8,651	9,829
5.50%, 9/1/2035(d)	8,671	9,498	7.00%, 7/1/2024(d)	10	12
5.50%, 10/1/2035(d)	10,571	11,629	7.00%, 1/1/2028(d)	989	1,151
5.50%, 12/1/2036(d)	14,067	15,360	7.00%, 6/1/2029(d)	399	477
5.50%, 7/1/2037(d)	226	247	7.00%, 1/1/2031(d)	5	5
5.50%, 12/1/2037(d)	9,311	10,242	7.00%, 3/1/2031(d)	72	85
5.50%, 4/1/2038(d)	181	200	7.00%, 4/1/2031(d)	225	269
5.50%, 5/1/2038(d)	452	495	7.00%, 6/1/2031(d)	26	31
5.50%, 5/1/2038(d)	3,611	3,935	7.00%, 10/1/2031(d)	201	237
5.50%, 8/1/2038(d)	8,170	8,957	7.00%, 4/1/2032(d)	591	692
6.00%, 4/1/2017(d)	449	480	7.00%, 1/1/2037(d)	1,033	1,208
6.00%, 4/1/2017(d)	356	387	7.50%, 3/1/2013(d)	21	22
6.00%, 5/1/2017(d)	487	521	7.50%, 12/1/2030(d)	4	4
6.00%, 7/1/2017(d)	27	30	7.50%, 2/1/2031(d)	6	7
6.00%, 1/1/2021(d)	158	172	7.50%, 2/1/2031(d)	92	112
6.00%, 6/1/2028(d)	33	37	8.00%, 8/1/2030(d)	2	2
6.00%, 5/1/2031(d)	303	340	8.00%, 11/1/2030(d)	2	2
6.00%, 10/1/2031(d)	13	15	8.00%, 12/1/2030(d)	41	46
6.00%, 2/1/2032(d)	41	45	8.50%, 4/1/2019(d)	8	9
6.00%, 9/1/2032(d)	617	691	8.50%, 7/1/2029(d)	201	251
6.00%, 11/1/2033(d)	2,194	2,457	9.00%, 9/1/2016(d)	2	2
6.00%, 11/1/2033(d)	2,260	2,531	9.00%, 5/1/2017(d)	1	1
6.00%, 5/1/2034(d)	5,310	5,922	9.00%, 5/1/2021(d)	2	2
6.00%, 5/1/2034(d)	4,419	4,855	9.00%, 9/1/2021(d)	1	2
6.00%, 9/1/2034(d)	370	413	9.00%, 1/1/2022(d)	2	2
6.00%, 1/1/2035(d)	6,260	6,896

See accompanying notes

     Schedule of Investments Government & High Quality Bond Fund April 30, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal				U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)

Federal Home Loan Mortgage Corporation (FHLMC)					Federal National Mortgage Association (FNMA) (continued)
(continued)					5.50%, 6/1/2026(d)	$431		$474
9.00%, 8/1/2022(d)	$1		$1
					5.50%, 5/1/2033(d)	248		274
			$405,811		5.50%, 7/1/2033(d)	2,495		2,779
Federal National Mortgage Association (FNMA) - 29.12%					5.50%, 9/1/2033(d)	1,480		1,649
2.47%, 3/1/2028(b),(d)	18		18		5.50%, 2/1/2034(d)	9,553		10,403
3.00%, 12/1/2021(d)	9,461		9,972		5.50%, 4/1/2034(d)	2,428		2,674
3.00%, 2/1/2027(d)	9,889		10,340		5.50%, 9/1/2034(d)	1,770		1,949
3.00%, 11/1/2033(b),(d)	12		12		5.50%, 1/1/2035(d)	6,105		6,726
3.50%, 12/1/2026(d)	9,241		9,760		5.50%, 2/1/2035(d)	6,948		7,671
3.50%, 1/1/2041(d)	8,479		8,814		5.50%, 9/1/2035(d)	1,017		1,124
3.50%, 1/1/2041(d)	7,357		7,648		5.50%, 2/1/2037(d)	52		57
3.50%, 11/1/2041(d)	7,722		8,027		5.50%, 6/1/2037(d)	1,006		1,111
3.50%, 3/1/2042(d)	6,681		6,946		5.50%, 12/1/2037(d)	5,272		5,873
4.00%, 5/1/2025(d)	9,197		9,787		5.50%, 3/1/2038(d)	1,163		1,295
4.00%, 8/1/2039(d)	13,096		13,866		5.50%, 3/1/2038(d)	2,045		2,257
4.00%, 9/1/2040(d)	9,315		9,951		5.50%, 5/1/2038(d)	1,142		1,262
4.00%, 10/1/2040(d)	8,427		8,922		5.50%, 7/1/2038(d)	5,657		6,245
4.00%, 11/1/2040(d)	10,023		10,612		5.50%, 6/1/2040(d)	6,579		7,238
4.00%, 1/1/2041(d)	11,995		12,700		6.00%, 12/1/2016(d)	461		505
4.00%, 1/1/2041(d)	14,231		15,156		6.00%, 1/1/2017(d)	19		21
4.00%, 4/1/2041(d)	9,144		9,682		6.00%, 4/1/2017(d)	54		59
4.00%, 4/1/2041(d)	10,207		10,871		6.00%, 8/1/2017(d)	1,148		1,258
4.00%, 11/1/2041(d)	12,590		13,336		6.00%, 8/1/2018(d)	580		623
4.00%, 12/1/2041(d)	11,538		12,222		6.00%, 12/1/2022(d)	67		74
4.00%, 4/1/2042(d)	13,915		14,776		6.00%, 3/1/2029(d)	193		216
4.50%, 12/1/2019(d)	220		237		6.00%, 8/1/2031(d)	999		1,120
4.50%, 1/1/2020(d)	781		842		6.00%, 12/1/2031(d)	9		10
4.50%, 9/1/2025(d)	8,942		9,709		6.00%, 12/1/2031(d)	24		27
4.50%, 7/1/2039(d)	5,588		6,095		6.00%, 1/1/2032(d)	919		1,030
4.50%, 7/1/2039(d)	11,665		12,722		6.00%, 11/1/2032(d)	41		46
4.50%, 10/1/2039(d)	7,621		8,164		6.00%, 4/1/2033(d)	494		554
4.50%, 8/1/2040(d)	10,603		11,384		6.00%, 2/1/2034(d)	531		595
4.50%, 9/1/2040(d)	11,578		12,430		6.00%, 3/1/2034(d)	1,376		1,540
4.50%, 12/1/2040(d)	11,180		12,100		6.00%, 9/1/2034(d)	4,015		4,421
5.00%, 12/1/2017(d)	5,366		5,835		6.00%, 11/1/2037(d)	1,015		1,133
5.00%, 1/1/2018(d)	156		170		6.00%, 2/1/2038(d)	615		687
5.00%, 6/1/2018(d)	5,082		5,526		6.00%, 3/1/2038(d)	246		274
5.00%, 11/1/2018(d)	788		859		6.00%, 5/1/2038(d)	11,308		12,627
5.00%, 4/1/2019(d)	205		223		6.00%, 6/1/2038(d)	10,057		11,129
5.00%, 1/1/2026(d)	513		564		6.00%, 8/1/2038(d)	4,259		4,756
5.00%, 8/1/2033(d)	8,500		9,245		6.50%, 6/1/2016(d)	10		11
5.00%, 6/1/2034(d)	5,730		6,232		6.50%, 9/1/2024(d)	715		811
5.00%, 4/1/2035(d)	617		687		6.50%, 8/1/2028(d)	108		125
5.00%, 5/1/2035(d)	559		608		6.50%, 11/1/2028(d)	120		138
5.00%, 7/1/2035(d)	204		222		6.50%, 12/1/2028(d)	97		112
5.00%, 7/1/2035(d)	1,612		1,753		6.50%, 1/1/2029(d)	45		51
5.00%, 8/1/2035(d)	280		305		6.50%, 2/1/2029(d)	60		69
5.00%, 5/1/2038(d)	856		931		6.50%, 3/1/2029(d)	103		118
5.00%, 12/1/2039(d)	5,850		6,414		6.50%, 4/1/2029(d)	218		251
5.00%, 1/1/2040(d)	8,586		9,413		6.50%, 6/1/2031(d)	80		93
5.00%, 4/1/2040(d)	2,797		3,097		6.50%, 6/1/2031(d)	391		432
5.00%, 4/1/2040(d)	10,991		11,994		6.50%, 6/1/2031(d)	153		175
5.00%, 5/1/2040(d)	12,381		13,574		6.50%, 9/1/2031(d)	17		19
5.00%, 6/1/2040(d)	4,630		5,053		6.50%, 12/1/2031(d)	6		7
5.04%, 12/1/2033(b),(d)	345		371		6.50%, 1/1/2032(d)	187		214
5.50%, 9/1/2017(d)	146		160		6.50%, 3/1/2032(d)	795		910
5.50%, 9/1/2017(d)	16		18		6.50%, 4/1/2032(d)	47		54
5.50%, 12/1/2017(d)	1,202		1,315		6.50%, 4/1/2032(d)	792		907
5.50%, 3/1/2018(d)	163		178		6.50%, 8/1/2032(d)	360		413
5.50%, 6/1/2019(d)	53		58		6.50%, 11/1/2032(d)	167		194
5.50%, 6/1/2019(d)	29		32		6.50%, 11/1/2032(d)	277		320
5.50%, 7/1/2019(d)	40		44		6.50%, 11/1/2032(d)	623		721
5.50%, 7/1/2019(d)	85		93		6.50%, 12/1/2032(d)	856		981
5.50%, 7/1/2019(d)	27		30		6.50%, 2/1/2033(d)	679		778
5.50%, 7/1/2019(d)	148		162		6.50%, 7/1/2034(d)	1,717		1,965
5.50%, 7/1/2019(d)	11		12		6.50%, 7/1/2034(d)	935		1,073
5.50%, 8/1/2019(d)	183		200		6.50%, 2/1/2036(d)	5,793		6,528
5.50%, 8/1/2019(d)	30		34		6.50%, 4/1/2036(d)	46		53
5.50%, 9/1/2019(d)	177		194		6.50%, 8/1/2036(d)	298		340

See accompanying notes

     Schedule of Investments Government & High Quality Bond Fund April 30, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)

Federal National Mortgage Association (FNMA) (continued)			Government National Mortgage Association (GNMA)
6.50%, 8/1/2036(d)	$672	$764	(continued)
6.50%, 9/1/2036(d)	8,061	9,109	6.00%, 2/15/2024	$73	$84
6.50%, 10/1/2036(d)	214	245	6.00%, 2/15/2024	43	48
6.50%, 11/1/2036(d)	216	247	6.00%, 3/15/2024	22	25
6.50%, 7/1/2037(d)	140	160	6.00%, 4/20/2024	55	62
6.50%, 7/1/2037(d)	93	107	6.00%, 5/20/2024	39	44
6.50%, 8/1/2037(d)	333	376	6.00%, 5/20/2024	27	30
6.50%, 8/1/2037(d)	3,220	3,665	6.00%, 10/20/2024	48	55
6.50%, 10/1/2037(d)	11,651	13,250	6.00%, 9/20/2025	28	32
6.50%, 1/1/2038(d)	43	49	6.00%, 4/20/2026	176	199
6.50%, 2/1/2038(d)	98	112	6.00%, 10/20/2028	23	26
6.50%, 5/1/2038(d)	43	49	6.00%, 2/20/2029	237	269
			6.00%, 5/20/2032(b)	802	908
6.50%, 2/1/2039(d)	5,223	5,922
7.00%, 5/1/2022(d)	45	52	6.00%, 8/15/2032	104	118
7.00%, 8/1/2028(d)	176	206	6.00%, 9/15/2032	334	383
7.00%, 12/1/2028(d)	160	188	6.00%, 2/15/2033	49	56
7.00%, 4/1/2029(d)	75	90	6.00%, 7/20/2033	2,920	3,315
7.00%, 7/1/2029(d)	162	191	6.00%, 8/15/2038	1,114	1,268
7.00%, 11/1/2031(d)	771	905	6.50%, 9/15/2023	33	37
7.00%, 7/1/2032(d)	215	252	6.50%, 9/15/2023	37	43
7.50%, 12/1/2024(d)	190	225	6.50%, 9/15/2023	32	37
7.50%, 7/1/2029(d)	85	97	6.50%, 9/15/2023	23	26
7.50%, 2/1/2030(d)	107	124	6.50%, 10/15/2023	42	49
7.50%, 1/1/2031(d)	6	7	6.50%, 11/15/2023	8	10
7.50%, 5/1/2031(d)	7	7	6.50%, 12/15/2023	82	94
7.50%, 8/1/2032(d)	51	63	6.50%, 12/15/2023	48	56
8.00%, 5/1/2022(d)	12	14	6.50%, 12/15/2023	17	19
8.00%, 1/1/2025(d)	2	2	6.50%, 12/15/2023	30	34
8.00%, 1/1/2025(d)	1	1	6.50%, 1/15/2024	19	22
8.50%, 2/1/2023(d)	4	4	6.50%, 1/15/2024	31	36
8.50%, 9/1/2025(d)	3	3	6.50%, 1/15/2024	12	14
9.00%, 9/1/2030(d)	47	60	6.50%, 1/15/2024	47	55
			6.50%, 1/15/2024	37	43
		$520,882	6.50%, 1/15/2024	65	75
Government National Mortgage Association (GNMA) -			6.50%, 1/15/2024	14	17
11.29%			6.50%, 3/15/2024	97	113
3.50%, 11/15/2041	7,970	8,410	6.50%, 3/15/2024	5	6
3.50%, 12/20/2041	10,904	11,498	6.50%, 4/15/2024	36	41
4.00%, 10/15/2041	16,941	18,366	6.50%, 4/20/2024	25	29
4.00%, 1/15/2042	11,754	12,732	6.50%, 7/15/2024	104	119
4.50%, 5/15/2039	10,016	10,967	6.50%, 1/15/2026	24	27
4.50%, 9/20/2039	12,865	14,097	6.50%, 3/15/2026	32	37
4.50%, 10/15/2039	8,883	9,814	6.50%, 7/20/2026	11	12
4.50%, 3/20/2040	14,314	15,702	6.50%, 2/15/2028	11	13
4.50%, 6/15/2041	5,702	6,259	6.50%, 10/20/2028	23	26
4.50%, 9/20/2041	13,805	15,165	6.50%, 3/20/2031	187	216
4.50%, 12/20/2041	6,836	7,510	6.50%, 4/20/2031	151	174
5.00%, 2/15/2034	542	604	6.50%, 7/15/2031	4	5
5.00%, 7/15/2039	4,483	4,973	6.50%, 10/15/2031	36	42
5.00%, 10/15/2039	8,409	9,383	6.50%, 7/15/2032	24	29
5.00%, 6/20/2041	9,880	10,967	6.50%, 4/20/2034	1,082	1,245
5.00%, 9/20/2041	10,358	11,497	6.50%, 5/20/2034	927	1,067
5.50%, 12/15/2013	2	2	6.80%, 4/20/2025	61	71
5.50%, 1/15/2014	28	31	7.00%, 11/15/2022	52	60
5.50%, 3/15/2014	14	16	7.00%, 11/15/2022	9	10
5.50%, 7/20/2033	4,364	4,900	7.00%, 12/15/2022	83	95
5.50%, 2/20/2034	4,717	5,295	7.00%, 12/15/2022	11	13
5.50%, 3/20/2034	4,427	4,969	7.00%, 1/15/2023	30	34
5.50%, 5/20/2035	566	632	7.00%, 1/15/2023	13	15
5.50%, 1/15/2039	1,622	1,822	7.00%, 1/15/2023	10	12
5.50%, 1/15/2039	570	641	7.00%, 2/15/2023	112	129
6.00%, 10/15/2023	206	234	7.00%, 3/15/2023	15	17
6.00%, 11/15/2023	59	66	7.00%, 7/15/2023	59	68
6.00%, 11/15/2023	86	97	7.00%, 7/15/2023	16	18
6.00%, 12/15/2023	58	66	7.00%, 7/15/2023	25	29
6.00%, 12/15/2023	63	72	7.00%, 8/15/2023	23	27
6.00%, 12/15/2023	3	3	7.00%, 10/15/2023	32	37
6.00%, 1/15/2024	19	22	7.00%, 12/15/2023	41	48
6.00%, 1/20/2024	18	20	7.00%, 12/15/2023	28	32
6.00%, 2/15/2024	54	61	7.00%, 1/15/2026	36	43

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)
Government National Mortgage Association (GNMA)			Government National Mortgage Association (GNMA)
(continued)			(continued)
7.00%, 5/15/2026	$8	$9	8.00%, 4/15/2017	$10		$10
7.00%, 1/15/2027	62	73	8.00%, 4/15/2017	13		13
7.00%, 3/15/2027	36	42	8.00%, 5/15/2017	8		8
7.00%, 10/15/2027	3	3	8.00%, 6/15/2017	4		4
7.00%, 10/15/2027	15	18	8.00%, 6/15/2017	9		9
7.00%, 10/15/2027	3	3	8.00%, 2/15/2022	35		41
7.00%, 11/15/2027	5	6	8.00%, 4/15/2022	38		43
7.00%, 11/15/2027	55	66	8.00%, 12/15/2030	12		14
7.00%, 12/15/2027	3	3	9.00%, 11/15/2021	120		140
7.00%, 12/15/2027	48	57	9.50%, 4/15/2016	3		3
7.00%, 2/15/2028	1	2	9.50%, 9/15/2016	1		1
7.00%, 2/15/2028	1	1	9.50%, 11/15/2016	7		7
7.00%, 4/15/2028	22	26	9.50%, 7/15/2017	23		23
7.00%, 4/15/2028	3	3	9.50%, 7/15/2017	15		15
7.00%, 5/15/2028	1	1	9.50%, 10/15/2017	9		10
7.00%, 6/15/2028	173	206	9.50%, 11/15/2017	17		18
7.00%, 12/15/2028	126	149	9.50%, 9/20/2018	55		58
7.00%, 1/15/2029	94	112	9.50%, 9/15/2020	11		11
7.00%, 3/15/2029	90	108	9.50%, 12/20/2020	23		23
7.00%, 4/15/2029	214	256	9.50%, 1/20/2021	3		3
7.00%, 4/15/2029	94	112	9.50%, 2/20/2021	2		2
7.00%, 5/15/2031	19	23	9.50%, 3/20/2021	2		3
7.00%, 6/20/2031	124	149	9.50%, 8/15/2021	129		153
7.00%, 7/15/2031	4	5				$201,938
7.00%, 9/15/2031	7	8
7.25%, 9/15/2025	40	46	U.S. Treasury - 4.63%
7.50%, 4/15/2017	37	37	1.75%, 10/31/2018	21,500		22,254
7.50%, 4/15/2017	4	4	3.13%, 5/15/2021	7,000		7,803
7.50%, 4/15/2017	16	18	4.13%, 5/15/2015	8,750		9,726
7.50%, 7/15/2018	10	10	4.25%, 11/15/2013	7,000		7,429
7.50%, 12/15/2021	7	7	4.25%, 11/15/2040	11,400		14,008
7.50%, 12/15/2021	32	32	4.88%, 8/15/2016	6,000		7,069
7.50%, 2/15/2022	17	18	6.25%, 8/15/2023	10,200		14,487
7.50%, 3/15/2022	6	6				$82,776
7.50%, 3/15/2022	4	5	U.S. Treasury Strip - 0.55%
7.50%, 3/15/2022	28	29	0.00%, 11/15/2015(e),(f)	4,000		3,942
7.50%, 4/15/2022	9	9	0.00%, 5/15/2020(e),(f)	6,800		5,969
7.50%, 4/15/2022	13	13				$9,911
7.50%, 4/15/2022	32	33	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
7.50%, 4/15/2022	13	15	OBLIGATIONS			$1,221,318
7.50%, 5/15/2022	14	14		Maturity
7.50%, 7/15/2022	45	46	REPURCHASE AGREEMENTS - 1.89%	Amount (000's)	Value	(000	's)
7.50%, 8/15/2022	53	56
7.50%, 8/15/2022	20	20	Banks- 1.89%
7.50%, 8/15/2022	13	14	Investment in Joint Trading Account; Credit	$7,156		$7,156
7.50%, 8/15/2022	3	3	Suisse Repurchase Agreement; 0.16%
7.50%, 8/15/2022	10	12	dated 04/30/12 maturing 05/01/12
7.50%, 2/15/2023	5	5	(collateralized by US Government
7.50%, 2/15/2023	13	14	Securities; $7,299,200; 0.00% - 11.25%;
7.50%, 5/15/2023	5	6	dated 02/15/15 - 08/15/39)
7.50%, 5/15/2023	18	18	Investment in Joint Trading Account; Deutsche	13,963		13,963
7.50%, 5/15/2023	69	73	Bank Repurchase Agreement; 0.20% dated
7.50%, 6/15/2023	19	22	04/30/12 maturing 05/01/12 (collateralized
7.50%, 10/15/2023	6	7	by US Government Securities;
7.50%, 11/15/2023	30	32	$14,242,34; 0.00% - 8.20%; dated1
7.50%, 3/15/2024	41	49	05/01/12 - 07/15/37)
7.50%, 8/15/2024	2	2	Investment in Joint Trading Account; JP	5,236		5,236
7.50%, 4/15/2027	5	5	Morgan Repurchase Agreement; 0.18%
7.50%, 5/15/2027	20	20	dated 04/30/12 maturing 05/01/12
7.50%, 5/15/2027	8	8	(collateralized by US Government
7.50%, 6/15/2027	36	39	Securities; $5,340,878; 0.00% - 8.38%;
7.50%, 8/15/2029	189	230	dated 02/08/13 - 04/23/32)
7.50%, 9/15/2029	89	98
7.50%, 9/15/2029	60	64
7.50%, 10/15/2029	96	117
7.50%, 11/15/2029	91	98
7.50%, 11/15/2029	55	57
8.00%, 8/15/2016	26	26
8.00%, 12/15/2016	7	7
See accompanying notes			198

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2012 (unaudited)

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value	(000	's)

Banks (continued)
Investment in Joint Trading Account; Merrill	$7,473		$7,473
Lynch Repurchase Agreement; 0.17%
dated 04/30/12 maturing 05/01/12
(collateralized by US Government Security;
$7,622,038; 1.50%; dated 07/31/16)
			$33,828
TOTAL REPURCHASE AGREEMENTS			$33,828
Total Investments			$1,798,548
Liabilities in Excess of Other Assets, Net - (0.54)%			$(9,659)
TOTAL NET ASSETS - 100.00%			$1,788,889

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $147,656 or 8.25% of net assets.
(b)	Variable Rate. Rate shown is in effect at April 30, 2012.
(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $12,967 or 0.72% of net assets.
(d)	This entity was put into conservatorship by the US Government in 2008. See Notes to Financial Statements for additional information.
(e)	Non-Income Producing Security
(f)	Security is a Principal Only Strip.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$66,939
Unrealized Depreciation	(9,397)
Net Unrealized Appreciation (Depreciation)	$57,542
Cost for federal income tax purposes	$1,741,006

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Mortgage Securities	91 .88%
Government	5.18%
Financial	1.89%
Asset Backed Securities	1.59%
Liabilities in Excess of Other Assets, Net	(0.54)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments High Yield Fund April 30, 2012 (unaudited)

	COMMON STOCKS - 0.22%	Shares Held		Value	(000	's)			Principal

	Automobile Manufacturers - 0.20%							BONDS (continued)	Amount (000's)		Value	(000	's)
	New Flyer Industries Inc		1,000,000		$7,592			Banks (continued)
								CIT Group Inc (continued)
								7.00%, 05/02/2017(d)		$77,076		$77,269
	Biotechnology - 0.00%
	Neuro-Hitech Inc (a),(b)		250,000		—			Fifth Third Capital Trust IV
								6.50%, 04/15/2037(e)		10,140		10,039
	Neuro-Hitech Inc - Warrants (a),(b),(c)		125,000		—
								HBOS Capital Funding No2 LP
					$—			6.07%, 06/29/2049(d),(e)		7,240		4,815
	Food Service - 0.00%							LBG Capital No.1 PLC
	FU JI Food and Catering Services Holdings		962,000		—			8.00%, 12/29/2049(d),(e)		27,630		22,933
	Ltd (a),(b),(c)							RBS Capital Trust I
								0.00%, 12/29/2049(a)		20,802		13,105
								RBS Capital Trust III
	Pipelines - 0.02%							0.00%, 09/29/2049(a)		17,120		10,786
	Energy Maintenance Services LLC (a),(b),(c)	12,298,000			922
								Regions Bank/Birmingham AL
								7.50%, 05/15/2018		11,380		12,859
	Semiconductors - 0.00%											$206,288
	Tower Semiconductor Ltd - Warrants (a),(b)		225,800		7
	Tower Semiconductor Ltd - Warrants (a),(b)		3,821,912		115			Building Materials - 0.11%
								Spie BondCo 3 SCA
					$122			11.00%, 08/15/2019(d)	EUR	700		908
	TOTAL COMMON STOCKS				$8,636			USG Corp
	PREFERRED STOCKS - 0.58%	Shares Held		Value	(000	's)		7.88%, 03/30/2020(d)		$3,190		3,278
Banks	- 0.54%											$4,186
	Ally Financial Inc (d)		24,000		20,370
								Chemicals - 3.55%
								CF Industries Inc
	Finance - Mortgage Loan/Banker - 0.04%							7.13%, 05/01/2020		18,181		21,726
	Freddie Mac - Series Z (a)		1,300,000		1,625			Ineos Finance PLC
								7.50%, 05/01/2020(d),(f)		5,235		5,379
	TOTAL PREFERRED STOCKS				$21,995			LyondellBasell Industries NV
		Principal						5.75%, 04/15/2024(d)		27,205		28,089
BONDS	- 83.40%	Amount (000's)		Value	(000	's)		6.00%, 11/15/2021(d)		30,140		32,551
								NOVA Chemicals Corp
	Agriculture - 0.27%							8.63%, 11/01/2019		8,837		10,074
	Southern States Cooperative Inc							Taminco Global Chemical Corp
	11.25%, 05/15/2015(d)		$9,770		$10,478			9.75%, 03/31/2020(d)		36,015		37,636
												$135,455

	Airlines - 0.44%						Coal	- 1.97%
	United Airlines 2007-1 Class C Pass Through							Alpha Natural Resources Inc
	Trust							6.25%, 06/01/2021		9,575		8,929
	3.06%, 07/02/2014(c),(e)		8,651		8,305
								Arch Coal Inc
	US Airways 2001-1G Pass Through Trust							7.00%, 06/15/2019(d)		5,595		5,007
	7.08%, 03/20/2021(c)		8,334		8,376			7.25%, 06/15/2021(d)		7,995		7,136
					$16,681			8.75%, 08/01/2016		10,180		10,205
	Automobile Manufacturers - 1.61%							Berau Coal Energy Tbk PT
								7.25%, 03/13/2017(d)		2,000		1,995
	Chrysler Group LLC/CG Co-Issuer Inc
	8.00%, 06/15/2019		39,035		40,401			Consol Energy Inc
	Ford Motor Co							6.38%, 03/01/2021		6,900		6,486
	7.45%, 07/16/2031		1,550		1,975			8.00%, 04/01/2017		22,215		23,437
	Jaguar Land Rover PLC							Peabody Energy Corp
	7.75%, 05/15/2018 (d)		2,195		2,288			6.25%, 11/15/2021 (d)		11,780		11,927
	8.13%, 05/15/2021(d)		2,535		2,649							$75,122
	New Flyer Industries Canada ULC							Commercial Services - 1.72%
	14.00%, 08/19/2020(b),(c),(d)	CAD	13,600		14,318
								BakerCorp International Inc
					$61,631			8.25%, 06/01/2019(d)		7,210		7,354
	Automobile Parts & Equipment - 0.07%							Emergency Medical Services Corp
	Cooper Tire & Rubber Co							8.13%, 06/01/2019		6,845		7,016
	8.00%, 12/15/2019		$2,350		2,544			Hertz Corp/The
								6.75%, 04/15/2019(d)		8,765		9,149
								RSC Equipment Rental Inc/RSC Holdings III
Banks	- 5.41%							LLC
	Ally Financial Inc							8.25%, 02/01/2021		11,045		11,929
	4.50%, 02/11/2014		11,115		11,226			UR Financing Escrow Corp
	5.50%, 02/15/2017		7,380		7,542			5.75%, 07/15/2018(d)		8,625		8,905
	8.00%, 03/15/2020		11,965		13,706			7.63%, 04/15/2022(d)		19,950		21,097
	Bank of America Corp											$65,450
	8.00%, 12/29/2049(e)		3,600		3,714
	CIT Group Inc							Computers - 2.50%
	4.75%, 02/15/2015(d)		6,540		6,671			Seagate HDD Cayman
	5.25%, 03/15/2018		11,285		11,623			6.88%, 05/01/2020		42,320		45,388

See accompanying notes

Schedule of Investments High Yield Fund April 30, 2012 (unaudited)

	Principal						Principal
BONDS (continued)	Amount (000's)	Value	(000	's)		BONDS (continued)	Amount (000's)		Value	(000	's)

Computers (continued)						Electric (continued)
Seagate HDD Cayman (continued)						NRG Energy Inc
7.00%, 11/01/2021(d)	$12,540		$13,606			7.38%, 01/15/2017		$9,555		$9,925
7.75%, 12/15/2018	9,698		10,692			8.25%, 09/01/2020		7,105		7,123
Seagate Technology International/Cayman										$102,953
Islands
10.00%, 05/01/2014(d)	8,834		9,960			Electrical Components & Equipment - 0.14%
Spansion LLC						Norcell Sweden Holding 2 AB
						10.75%, 09/29/2019(d)	EUR	4,000		5,454
7.88%, 11/15/2017	16,065		15,824
			$95,470

Consumer Products - 1.87%						Electronics - 0.66%
						Rexel SA
ACCO Brands Corp						6.13%, 12/15/2019(d)		$2,000		2,030
7.63%, 08/15/2015	1,480		1,517			Viasystems Inc
Reynolds Group Issuer Inc / Reynolds Group						7.88%, 05/01/2019(d)		15,865		16,063
Issuer LLC / Reynolds Group Issuer						12.00%, 01/15/2015(d)		6,585		7,096
(Luxembourg) S.A.
7.13%, 04/15/2019(d)	12,995		13,580							$25,189
7.88%, 08/15/2019(d)	4,690		5,065			Entertainment - 4.25%
9.00%, 04/15/2019(d)	15,815		15,894			CCM Merger Inc
9.88%, 08/15/2019(d)	25,975		27,079			9.13%, 05/01/2019(d)		22,285		22,647
9.88%, 08/15/2019(d)	7,973		8,312			Lions Gate Entertainment Inc
			$71,447			10.25%, 11/01/2016(d)		22,060		24,266
						Peninsula Gaming LLC / Peninsula Gaming
Diversified Financial Services - 5.10%						Corp
Aircastle Ltd
7.63%, 04/15/2020(d)	4,050		4,111			8.38%, 08/15/2015		23,220		24,512
9.75%, 08/01/2018(d)	870		955			10.75%, 08/15/2017		18,050		19,900
9.75%, 08/01/2018	17,285		19,057			Regal Entertainment Group
						9.13%, 08/15/2018		13,440		14,885
Credit Acceptance Corp
9.13%, 02/01/2017	23,710		25,785			WMG Acquisition Corp
DVI Inc						9.50%, 06/15/2016		13,410		14,650
0.00%, 02/01/2004(a),(b)	8,575		1,536			9.50%, 06/15/2016 (d)		5,705		6,233
0.00%, 02/01/2004(a),(b)	6,850		1,227			11.50%, 10/01/2018		22,465		24,487
Ford Motor Credit Co LLC						WMG Holdings Corp
3.88%, 01/15/2015	39,130		40,554			13.75%, 10/01/2019		10,235		10,772
4.25%, 02/03/2017	8,500		8,867							$162,352
5.88%, 08/02/2021	3,870		4,373			Environmental Control - 0.50%
Icahn Enterprises LP / Icahn Enterprises						Clean Harbors Inc
Finance Corp						7.63%, 08/15/2016		10,497		11,022
8.00%, 01/15/2018	16,630		17,773			EnergySolutions Inc / EnergySolutions LLC
ILFC E-Capital Trust II						10.75%, 08/15/2018		7,860		8,155
6.25%, 12/21/2065(d),(e)	12,740		9,428							$19,177
International Lease Finance Corp
5.65%, 06/01/2014	2,335		2,387		Food	- 1.22%
6.25%, 05/15/2019	14,540		14,683			Aramark Corp
8.62%, 09/15/2015(e)	9,690		10,732			8.50%, 02/01/2015		7,095		7,273
8.63%, 01/15/2022	4,155		4,753			Del Monte Corp
Springleaf Finance Corp						7.63%, 02/15/2019		26,125		26,386
6.90%, 12/15/2017	13,790		11,256			Pinnacle Foods Finance LLC / Pinnacle Foods
SquareTwo Financial Corp						Finance Corp
11.63%, 04/01/2017	16,825		16,068			8.25%, 09/01/2017		5,110		5,532
TRAINS HY-1-2006						9.25%, 04/01/2015		7,170		7,349
7.22%, 05/01/2016(d),(e)	1,230		1,212							$46,540
			$194,757			Forest Products & Paper - 1.62%
Electric - 2.70%						Exopack Holding Corp
Edison Mission Energy						10.00%, 06/01/2018		22,220		23,109
7.00%, 05/15/2017	12,122		7,576			Longview Fibre Paper & Packaging Inc
						8.00%, 06/01/2016(d)		8,845		8,934
Elwood Energy LLC
8.16%, 07/05/2026	9,364		9,528			Monaco SpinCo Inc
						6.75%, 04/30/2020(d),(f)		4,775		4,942
Energy Future Holdings Corp
9.75%, 10/15/2019	10,621		11,046			PE Paper Escrow GmbH
10.00%, 01/15/2020(e)	5,175		5,635			12.00%, 08/01/2014(d)		4,865		5,254
Energy Future Intermediate Holding Co LLC						Sappi Papier Holding GmbH
						7.50%, 06/15/2032(d)		11,770		9,504
9.75%, 10/15/2019	3,829		3,982
GenOn REMA LLC						Verso Paper Holdings LLC / Verso Paper Inc
9.68%, 07/02/2026(c)	10,000		9,500			11.75%, 01/15/2019(d)		9,340		10,017
Indiantown Cogeneration LP										$61,760
9.77%, 12/15/2020	6,579		6,853
Mirant Mid Atlantic Pass Through Trust C
10.06%, 12/30/2028	31,010		31,785

See accompanying notes

Schedule of Investments
High Yield Fund
April 30, 2012 (unaudited)

	Principal								Principal
BONDS (continued)	Amount (000's)		Value	(000	's)		BONDS (continued)		Amount (000's)		Value	(000	's)

Healthcare - Products - 1.38%							Lodging (continued)
Angiotech Pharmaceuticals Inc							MGM Resorts International	(continued)
5.00%, 12/01/2013(e)		$34,075		$32,712			11.38%, 03/01/2018			$785		$935
Biomet Inc							10.00%, 11/01/2016			14,935		16,802
10.38%, 10/15/2017		12,720		13,754			Wyndham Worldwide Corp
10.00%, 10/15/2017		5,575		6,014			7.38%, 03/01/2020			12,560		15,015
				$52,480								$75,851

Healthcare - Services - 4.59%						Media	- 5.98%
AMERIGROUP Corp							Cablevision Systems Corp
7.50%, 11/15/2019		12,265		13,369			8.00%, 04/15/2020			14,880		16,070
Centene Corp							Clear Channel Worldwide Holdings Inc
5.75%, 06/01/2017		16,793		17,066			7.63%, 03/15/2020(d)			1,500		1,459
Fresenius Medical Care US Finance II Inc							7.63%, 03/15/2020(d)			10,500		10,395
5.88%, 01/31/2022(d)		7,825		7,952			CSC Holdings LLC
Fresenius Medical Care US Finance Inc							6.75%, 11/15/2021(d)			4,685		4,861
6.50%, 09/15/2018(d)		4,895		5,238			Cumulus Media Holdings Inc
HCA Inc							7.75%, 05/01/2019			20,377		19,282
7.25%, 09/15/2020		29,885		33,098			DISH DBS Corp
7.50%, 11/06/2033		6,000		5,700			6.75%, 06/01/2021			40,955		44,846
8.50%, 04/15/2019		32,650		36,629			7.75%, 05/31/2015			5,530		6,221
Health Management Associates Inc							7.88%, 09/01/2019			28,160		32,595
7.38%, 01/15/2020(d)		10,840		11,287			Kabel BW GmbH
Multiplan Inc							7.50%, 03/15/2019(d)			7,265		7,755
9.88%, 09/01/2018(d)		34,570		37,508			Nara Cable Funding Ltd
Radnet Management Inc							8.88%, 12/01/2018(d)			7,970		7,293
10.38%, 04/01/2018		7,240		7,186			TVN Finance Corp II AB
				$175,033			10.75%, 11/15/2017(d)		EUR	3,485		4,821
							Unitymedia Hessen GmbH & Co KG /
Holding Companies - Diversified - 0.13%							Unitymedia NRW GmbH
Polish Television Holding BV							8.13%, 12/01/2017(d)			$16,305		17,487
11.25%, 05/15/2017(d),(e)	EUR	3,745		4,957
							Univision Communications Inc
							6.88%, 05/15/2019(d)			8,735		8,833
Insurance - 1.24%							7.88%, 11/01/2020(d)			1,485		1,548
CNO Financial Group Inc							8.50%, 05/15/2021(d)			31,020		30,632
9.00%, 01/15/2018(d)		$5,955		6,461			Videotron Ltee
Liberty Mutual Group Inc							5.00%, 07/15/2022(d)			14,150		14,115
7.00%, 03/15/2037(d),(e)		20,172		18,155								$228,213
10.75%, 06/15/2058(d),(e)		700		952
							Metal Fabrication & Hardware - 0.21%
Lincoln National Corp							Eco-Bat Finance PLC
7.00%, 05/17/2066 (e)		10,860		10,534			7.75%, 02/15/2017(d)		EUR	750		983
XL Group PLC
6.50%, 12/31/2049(e)		13,292		11,066			Schaeffler Finance BV
							7.75%, 02/15/2017(d)			$3,000		3,180
				$47,168			8.50%, 02/15/2019(d)			3,415		3,662
Internet - 1.33%												$7,825
Equinix Inc
7.00%, 07/15/2021		7,180		7,844			Mining - 1.00%
							FMG Resources August 2006 Pty Ltd
8.13%, 03/01/2018		2,990		3,304			6.88%, 02/01/2018(d)			13,610		13,984
Open Solutions Inc							8.25%, 11/01/2019(d)			14,720		15,935
9.75%, 02/01/2015(d)		21,225		19,023
							Midwest Vanadium Pty Ltd
Zayo Group LLC/Zayo Capital Inc							11.50%, 02/15/2018(d)			12,060		8,080
10.25%, 03/15/2017		18,255		20,446
				$50,617								$37,999
							Oil & Gas - 7.00%
Investment Companies - 0.11%							Antero Resources Finance Corp
Offshore Group Investments Ltd							7.25%, 08/01/2019(d)			11,730		12,082
11.50%, 08/01/2015(d)		4,000		4,375
							Carrizo Oil & Gas Inc
							8.63%, 10/15/2018			14,150		14,999
Iron & Steel - 0.35%							Chaparral Energy Inc
AK Steel Corp							7.63%, 11/15/2022(d),(f)			4,685		4,779
8.38%, 04/01/2022		13,995		13,505			8.25%, 09/01/2021			11,670		12,428
							8.88%, 02/01/2017(e)			7,935		8,317
							9.88%, 10/01/2020			17,705		19,874
Lodging - 1.99%							Chesapeake Energy Corp
Caesars Entertainment Operating Co Inc
11.25%, 06/01/2017		12,600		13,923			6.13%, 02/15/2021			23,055		21,787
Mandalay Resort Group							9.50%, 02/15/2015			1,005		1,095
							Concho Resources Inc
7.63%, 07/15/2013		3,737		3,826			5.50%, 10/01/2022			12,000		12,000
MGM Resorts International
7.50%, 06/01/2016		8,290		8,622			7.00%, 01/15/2021			10,270		11,169
8.63%, 02/01/2019(d)		15,400		16,728
See accompanying notes							202

Schedule of Investments High Yield Fund April 30, 2012 (unaudited)

	Principal						Principal
BONDS (continued)	Amount (000's)	Value	(000	's)		BONDS (continued)	Amount (000's)		Value	(000	's)

Oil & Gas (continued)						Pipelines (continued)
GMX Resources Inc						NGPL PipeCo LLC
11.00%, PIK 4.00%, 12/01/2017(d),(e),(g)	$3,158		$2,684			7.12%, 12/15/2017(d)		$3,960		$3,829
Hilcorp Energy I LP/Hilcorp Finance Co						Regency Energy Partners LP / Regency
7.63%, 04/15/2021(d)	2,040		2,203			Energy Finance Corp
8.00%, 02/15/2020(d)	20,990		22,931			6.50%, 07/15/2021		4,200		4,452
Kodiak Oil & Gas Corp						6.88%, 12/01/2018		10,560		11,194
8.13%, 12/01/2019(d)	5,565		5,899			9.38%, 06/01/2016		11,105		12,160
Linn Energy LLC/Linn Energy Finance Corp										$174,749
6.50%, 05/15/2019(d)	15,150		15,226
7.75%, 02/01/2021	7,290		7,691		REITS	- 0.42%
8.63%, 04/15/2020	6,440		7,036			DuPont Fabros Technology LP
Petroleum Development Corp						8.50%, 12/15/2017		10,655		11,747
12.00%, 02/15/2018	18,410		19,883			Host Hotels & Resorts LP
Pioneer Natural Resources Co						6.88%, 11/01/2014		4,341		4,417
7.50%, 01/15/2020	9,495		11,703							$16,164
Precision Drilling Corp						Retail - 1.61%
6.50%, 12/15/2021	8,790		9,142			AmeriGas Finance LLC/AmeriGas Finance
6.63%, 11/15/2020	10,320		10,759			Corp
Samson Investment Co						6.75%, 05/20/2020		3,120		3,190
9.75%, 02/15/2020(d)	8,095		8,449			AmeriGas Partners LP/AmeriGas Finance
SandRidge Energy Inc						Corp
8.13%, 10/15/2022(d)	12,000		12,450			6.25%, 08/20/2019		8,810		8,898
Venoco Inc						AutoNation Inc
11.50%, 10/01/2017	11,905		12,708			5.50%, 02/01/2020		12,250		12,495
			$267,294			Rite Aid Corp
Oil & Gas Services - 0.30%						9.75%, 06/12/2016		12,200		13,573
Cie Generale de Geophysique - Veritas						Suburban Propane Partners LP/Suburban
9.50%, 05/15/2016	10,610		11,618			Energy Finance Corp
						7.38%, 03/15/2020		7,405		7,831
						Toys R Us Property Co II LLC
Packaging & Containers - 1.04%						8.50%, 12/01/2017		15,025		15,626
ARD Finance SA										$61,613
11.13%, PIK 11.13%, 06/01/2018(d),(g)	2,437		2,443
Crown Cork & Seal Co Inc						Savings & Loans - 0.00%
7.38%, 12/15/2026	11,053		11,550			Washington Mutual Bank / Henderson NV
Plastipak Holdings Inc (d)						0.00%, 10/31/2008(a),(c)		3,500		—
8.50%, 12/15/2015	5,805		5,979			0.00%, 01/15/2013(a),(c)		3,000		—
10.63%, 08/15/2019(d)	3,070		3,500			0.00%, 01/15/2015(a),(c),(e)		2,000		—
Sealed Air Corp										$—
8.38%, 09/15/2021(d)	14,310		16,242
						Semiconductors - 0.39%
			$39,714			Jazz Technologies Inc
						8.00%, 06/30/2015(d)		1		—
Pharmaceuticals - 0.77%
Endo Pharmaceuticals Holdings Inc						8.00%, 06/30/2015		18,487		14,813
7.00%, 07/15/2019	6,320		6,747							$14,813
7.25%, 01/15/2022	11,330		12,151			Software - 0.72%
Mylan Inc/PA						First Data Corp
7.88%, 07/15/2020(d)	9,370		10,494			7.38%, 06/15/2019(d)		20,945		21,416
			$29,392			Serena Software Inc
Pipelines - 4.58%						10.38%, 03/15/2016		6,038		6,219
Chesapeake Midstream Partners LP / CHKM										$27,635
Finance Corp						Sovereign - 0.29%
5.88%, 04/15/2021	5,592		5,312			Mexican Bonos
El Paso Corp						8.00%, 12/19/2013(e)	MXN	138,474		11,185
7.75%, 01/15/2032	14,950		17,082
Energy Transfer Equity LP
7.50%, 10/15/2020	9,390		10,399			Telecommunications - 10.05%
Enterprise Products Operating LLC						Clearwire Communications LLC/Clearwire
8.38%, 08/01/2066	45,380		49,237			Finance Inc
Everest Acquisition LLC/Everest Acquisition						14.75%, 12/01/2016(d)		$5,850		5,821
Finance Inc						12.00%, 12/01/2015(d)		22,110		20,396
6.88%, 05/01/2019(d)	6,615		6,946			Digicel Group Ltd
9.38%, 05/01/2020(d)	11,360		12,098			9.13%, 01/15/2015(d)		14,780		14,876
MarkWest Energy Partners LP / MarkWest						10.50%, 04/15/2018(d)		8,250		9,044
Energy Finance Corp						Digicel Ltd
6.25%, 06/15/2022	15,650		16,472			8.25%, 09/01/2017(d)		4,200		4,379
6.50%, 08/15/2021	22,500		23,850			12.00%, 04/01/2014(d)		10,800		12,015
6.75%, 11/01/2020	1,565		1,718			Eileme 2 AB
						11.63%, 01/31/2020(d)		12,150		12,514

See accompanying notes

Schedule of Investments High Yield Fund April 30, 2012 (unaudited)

	Principal							Principal
BONDS (continued)	Amount (000's)		Value	(000	's)		CONVERTIBLE BONDS (continued)	Amount (000's)	Value	(000	's)

Telecommunications (continued)							Telecommunications - 0.13%
Goodman Networks Inc							Clearwire Communications LLC/Clearwire
12.13%, 07/01/2018(d)		$12,780		$12,780			Finance Inc
Intelsat Jackson Holdings SA							8.25%, 12/01/2040(d)	$8,170		$4,861
7.25%, 10/15/2020		18,335		19,160
7.25%, 10/15/2020(d)		6,165		6,427			TOTAL CONVERTIBLE BONDS			$8,985
11.25%, 06/15/2016		3,815		4,011			SENIOR FLOATING RATE INTERESTS -	Principal
Intelsat Luxembourg SA							10.23%	Amount (000's)	Value	(000	's)
11.50%, 02/04/2017		10,959		11,425
11.25%, 02/04/2017		36,810		38,190			Automobile Parts & Equipment - 0.09%
Level 3 Communications Inc							HHI Holdings LLC, Term Loan B
							7.00%, 03/18/2017(e)	$3,312		$3,312
11.88%, 02/01/2019		21,918		24,876
Level 3 Financing Inc
8.13%, 07/01/2019(d)		17,535		18,017			Chemicals - 0.23%
10.00%, 02/01/2018		12,280		13,447			AZ Chemical US Inc, Term Loan B
Nextel Communications Inc							3.21%, 12/06/2017(e)	8,677		8,823
7.38%, 08/01/2015		39,845		38,650
NII Capital Corp
7.63%, 04/01/2021		21,115		19,637			Commercial Services - 1.33%
Sprint Nextel Corp							United Rentals Inc, Bridge Loan
7.00%, 03/01/2020(d)		7,965		8,124			0.00%, 12/15/2012(c),(e),(h),(i)	20,938		20,938
9.00%, 11/15/2018(d)		26,610		29,304			0.00%, 12/15/2012(c),(e),(h),(i)	29,662		29,661
9.13%, 03/01/2017(d)		8,165		8,104						$50,599
UPCB Finance III Ltd							Diversified Financial Services - 0.26%
6.63%, 07/01/2020(d)		6,500		6,597
							Nuveen Investments Inc, Term Loan
UPCB Finance V Ltd							8.25%, 02/23/2019(e)	9,800		9,996
7.25%, 11/15/2021(d)		6,475		6,815
Virgin Media Finance PLC
5.25%, 02/15/2022		3,170		3,170			Electric - 0.56%
8.38%, 10/15/2019		1,410		1,583			Dynegy Power LLC, Term Loan
Wind Acquisition Finance SA							9.25%, 08/05/2016(e)	8,721		9,119
7.25%, 02/15/2018(d)		9,450		8,930			Texas Competitive Electric Holdings Co LLC,
11.75%, 07/15/2017(d)	EUR	950		1,173			Term Loan NON-EXT
11.75%, 07/15/2017(d)		$7,167		7,042			3.74%, 10/10/2014(e)	21,533		12,328
Wind Acquisition Holdings Finance SA										$21,447
12.25%, PIK 14.78%, 07/15/2017(d),(g)		19,410		16,935
							Electronics - 0.45%
				$383,442			Viasystems Inc, Bridge Loan
Transportation - 2.21%							0.00%, 04/15/2013(c),(e),(h),(i)	17,100		17,100
Kansas City Southern de Mexico SA de CV
6.13%, 06/15/2021		14,519		15,971			Entertainment - 0.88%
Navios Maritime Acquisition Corp / Navios							CCM Merger Inc, Term Loan B
Acquisition Finance US Inc							6.00%, 02/01/2017(e)	21,098		21,142
8.63%, 11/01/2017		15,040		13,987			Summit Entertainment LLC, Term Loan B
Navios Maritime Holdings Inc / Navios							6.75%, 09/07/2016(e)	12,540		12,539
Maritime Finance US Inc										$33,681
8.88%, 11/01/2017		7,915		8,133
PHI Inc						Food	- 0.13%
8.63%, 10/15/2018		7,420		7,605			Pinnacle Foods Finance LLC / Pinnacle Foods
Ship Finance International Ltd							Finance Corp, Term Loan E
8.50%, 12/15/2013		10,540		10,514			0.00%, 09/29/2018(e),(h)	4,855		4,859
Swift Services Holdings Inc
10.00%, 11/15/2018		25,885		28,279			Forest Products & Paper - 0.40%
				$84,489			Exopack LLC, Term Loan B
TOTAL BONDS				$3,183,065			6.50%, 05/06/2017(e)	4,977		4,953
	Principal						NewPage Corp, DIP Term Loan
CONVERTIBLE BONDS - 0.23%	Amount (000's)		Value	(000	's)		8.00%, 03/08/2013(e)	10,365		10,447
Food Service - 0.10%										$15,400
FU JI Food and Catering Services Holdings							Healthcare - Products - 0.22%
Ltd							Kinetic Concepts Inc, Term Loan B1
0.00%, 10/26/2009(a),(b),(c)	CNY	245,000		3,494			7.00%, 04/20/2018(e)	8,105		8,267
0.00%, 11/09/2009(a),(c)	HKD	46,500		540
				$4,034
							Healthcare - Services - 0.27%
Pharmaceuticals - 0.00%							Multiplan Inc, Term Loan B-NEW
Vion Pharmaceuticals Inc							4.68%, 08/26/2017(e)	10,467		10,435
0.00%, 02/15/2012(a),(c)		$4,500		90

							Insurance - 1.49%
							Asurion LLC, Term Loan
							9.00%, 05/10/2019(e)	21,420		21,718

See accompanying notes

Schedule of Investments High Yield Fund April 30, 2012 (unaudited)

	SENIOR FLOATING RATE INTERESTS	Principal				U.S. GOVERNMENT & GOVERNMENT	Principal
	(continued)	Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS - 3.32%	Amount (000's)	Value	(000	's)

	Insurance (continued)					U.S. Treasury - 3.32%
	Asurion LLC, Term Loan B					1.00%, 09/30/2016(j)	$62,500		$63,345
	5.50%, 05/10/2018(e)	$17,095		$17,100		1.38%, 09/30/2018	62,500		63,281
	CNO Financial Group Inc, Term Loan B1								$126,626
	6.25%, 09/30/2016(e)	1,141		1,145		TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
	Lone Star Intermediate Super Holdings LLC,					OBLIGATIONS			$126,626
	Term Loan						Maturity
	11.00%, 08/16/2019(e)	16,290		16,711		REPURCHASE AGREEMENTS - 3.82%	Amount (000's)	Value	(000	's)
				$56,674
						Banks - 3.82%
	Internet - 0.45%					Investment in Joint Trading Account; Credit	$30,827		$30,827
	Open Solutions Inc, Term Loan B					Suisse Repurchase Agreement; 0.16%
	2.60%, 01/23/2014(e)	17,634		16,857		dated 04/30/12 maturing 05/01/12
	Zayo Group LLC, Term Loan B					(collateralized by US Government
	7.00%, 11/07/2016(e)	499		498		Securities; $31,443,623; 0.00% - 11.25%;
				$17,355		dated 02/15/15 - 08/15/39)
						Investment in Joint Trading Account; Deutsche	60,151		60,150
	Lodging - 0.83%					Bank Repurchase Agreement; 0.20% dated
	Caesars Entertainment Operating Co Inc, Term
	Loan B4					04/30/12 maturing 05/01/12 (collateralized
	9.50%, 10/31/2016(e)	21,257		21,820		by US Government Securities;
	Caesars Entertainment Operating Co Inc, Term					$61,353,410; 0.00% - 8.20%; dated
	Loan B6					05/01/12 - 07/15/37)
	5.49%, 01/28/2018(e)	10,826		9,908		Investment in Joint Trading Account; JP	22,557		22,556
						Morgan Repurchase Agreement; 0.18%
				$31,728		dated 04/30/12 maturing 05/01/12
Media	- 0.33%					(collateralized by US Government
	Cumulus Media Holdings Inc, Term Loan					Securities; $23,007,529; 0.00% - 8.38%;
	7.50%, 01/14/2019(e)	3,200		3,250		dated 02/08/13 - 04/23/32)
	Univision Communications Inc, Term Loan					Investment in Joint Trading Account; Merrill	32,191		32,191
	EXT					Lynch Repurchase Agreement; 0.17%
	4.49%, 03/31/2017(e)	10,169		9,496		dated 04/30/12 maturing 05/01/12
				$12,746		(collateralized by US Government Security;
						$32,834,351; 1.50%; dated 07/31/16)
	Metal Fabrication & Hardware - 0.21%								$145,724
	Schaeffler AG, Term Loan C2					TOTAL REPURCHASE AGREEMENTS			$145,724
	6.00%, 02/14/2017(e)	8,045		8,071
						Total Investments			$3,885,680
						Liabilities in Excess of Other Assets, Net - (1.80)%			$(68,892)
	Oil & Gas - 0.56%					TOTAL NET ASSETS - 100.00%			$3,816,788
	SandRidge Energy Inc, Bridge Loan
	0.00%, 02/01/2013(c),(e),(h),(i)	21,300		21,300
						(a) Non-Income Producing Security
						(b) Security is Illiquid
	Pipelines - 0.70%					(c)	Market value is determined in accordance with procedures established in
	Everest Acquisition LLC, Bridge Loan						good faith by the Board of Directors. At the end of the period, the value of
	0.00%, 03/29/2013(c),(e),(h),(i)	17,100		17,100
							these securities totaled $160,144 or 4.20% of net assets.
	Everest Acquisition LLC, Term Loan					(d)	Security exempt from registration under Rule 144A of the Securities Act of
	0.00%, 04/10/2018(e),(h)	1,095		1,106
							1933. These securities may be resold in transactions exempt from
	Ruby Pipeline LLC, Term Loan						registration, normally to qualified institutional buyers. Unless otherwise
	0.00%, 02/15/2017(c),(e),(h),(i)	8,500		8,500
							indicated, these securities are not considered illiquid. At the end of the
				$26,706			period, the value of these securities totaled $1,245,307 or 32.63% of net
REITS	- 0.11%					assets.
	iStar Financial Inc, Term Loan A1					(e)	Variable Rate. Rate shown is in effect at April 30, 2012.
	5.25%, 06/28/2013(e)	1,435		1,433		(f)	Security purchased on a when-issued basis.
	iStar Financial Inc, Term Loan A2					(g)	Payment in kind; the issuer has the option of paying additional securities
	7.00%, 06/30/2014(e)	2,890		2,890		in lieu of cash.
				$4,323		(h)	This Senior Floating Rate Note will settle after April 30, 2012, at which
						time the interest rate will be determined.
	Software - 0.32%					(i)	All or a portion of the loan is unfunded. See Notes to Financial Statements
	First Data Corp, Term Loan EXT-NEW					for additional information.
	5.24%, 03/24/2017(e)	12,607		12,031		(j)	Security or a portion of the security was pledged to cover margin
							requirements for swap and/or swaption contracts. At the end of the period,
	Telecommunications - 0.41%						the value of these securities totaled $2,234 or 0.06% of net assets.
	Intelsat Jackson Holdings SA, Term Loan
	3.24%, 02/01/2014(e)	10,500		10,353
	Level 3 Financing Inc, Term Loan B3
	5.67%, 09/01/2018(e)	1,000		1,013
	UPC Financing Partnership, Term Loan AB
	4.75%, 12/31/2017(e)	4,420		4,430
				$15,796
	TOTAL SENIOR FLOATING RATE INTERESTS			$390,649

See accompanying notes

Schedule of Investments
High Yield Fund
April 30, 2012 (unaudited)

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$145,816
Unrealized Depreciation		(142,598)
Net Unrealized Appreciation (Depreciation)			$3,218
Cost for federal income tax purposes		$3,882,462

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector			Percent
Communications			18 .68%
Financial			18 .50%
Energy			15 .13%
Consumer, Non-cyclical			13 .77%
Consumer, Cyclical			12 .07%
Basic Materials			7.15%
Industrial			5.53%
Technology			3.93%
Government			3.65%
Utilities			3.26%
Diversified			0.13%
Liabilities in Excess of Other Assets, Net			(1.80)%
TOTAL NET ASSETS			100.00%

Credit Default Swaps

Sell Protection
		Implied
		Credit Spread	(Pay)/					Upfront	Unrealized
		as of April	Receive	Expiration	Notional	Market		Premiums	Appreciation/
Counterparty (Issuer)	Reference Entity	30, 2012 (c) Fixed Rate		Date	Amount (a)	Value (b) Paid/(Received)			(Depreciation)
UBS Securities	CDX.NA.HY.17	N/A	5.00%	12/20/2016	$24,250	$(526	) $	(1,664)	$1,138
UBS Securities	CDX.NA.HY.17	N/A	5.00%	12/20/2016	24,250	(527)		(1,706)	1,179
UBS Securities	CDX.NA.HY.17	N/A	5.00%	12/20/2016	24,250	(527)		(1,328)	801
UBS Securities	CDX.NA.HY.17	N/A	5.00%	12/20/2016	48,500	(1,054)		(804)	(250)
Total						$(2,634	) $	(5,502)	$2,868

(a) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement.

(b) The market price and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(c) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2012 (unaudited)

COMMON STOCKS - 0.46%	Shares Held	Value	(000	's)		PREFERRED STOCKS (continued)	Shares Held	Value	(000	's)

Agriculture - 0.00%						Packaging & Containers - 0.01%
Eurofresh Inc (a),(b)	43,973		$—			Constar International (a),(b),(c)	977		$219

Automobile Manufacturers - 0.15%						TOTAL PREFERRED STOCKS			$5,889
General Motors Co (a)	54,951		1,264				Principal
General Motors Co - A Warrants (a)	49,953		704		BONDS	- 69.83%	Amount (000's)	Value	(000	's)
			$1,968			Advertising - 0.18%
Building Materials - 0.01%						inVentiv Health Inc
						10.00%, 8/15/2018(d)	$500		$449
US Concrete Inc (a)	21,880		106
						10.00%, 8/15/2018(d)	333		297
						Sitel LLC / Sitel Finance Corp
Chemicals - 0.05%						11.50%, 4/1/2018	1,495		1,047
LyondellBasell Industries NV	15,232		636			11.00%, 8/1/2017(d)	545		534
									$2,327

Commercial Services - 0.00%						Aerospace & Defense - 0.42%
Quad/Graphics Inc	312		4			BE Aerospace Inc
						5.25%, 4/1/2022	822		838
Computers - 0.01%						Esterline Technologies Corp
Unisys Corp (a)	6,358		119			7.00%, 8/1/2020	750		832
						Kratos Defense & Security Solutions Inc
						10.00%, 6/1/2017	490		527
Diversified Financial Services - 0.13%						Spirit Aerosystems Inc
Capmark Financial Group Inc (b),(c)	10,610,000		132			6.75%, 12/15/2020	952		1,023
Capmark Financial Group Inc (a)	69,251		1,600			TransDigm Inc
			$1,732			7.75%, 12/15/2018	1,000		1,090
Forest Products & Paper - 0.04%						Triumph Group Inc
AbitibiBowater Inc (a)	36,553		484			8.00%, 11/15/2017	532		579
						8.63%, 7/15/2018	460		512
									$5,401
Leisure Time - 0.02%
True Temper Sports Inc (b),(c)	15,480		184			Agriculture - 0.05%
						Alliance One International Inc
						10.00%, 7/15/2016	587		593
Metal Fabrication & Hardware - 0.01%						Eurofresh Inc
Wolverine Tube Inc (a),(b),(c)	8,336		183			15.00%, PIK 15.00%, 11/18/2016(b),(c),(e)	203		105
									$698

Packaging & Containers - 0.00%						Airlines - 0.98%
Constar International (a),(b),(c)	9,689		5			Continental Airlines 2003-ERJ1 Pass Through
						Trust
Retail - 0.00%						7.88%, 7/2/2018	2,194		2,230
Real Mex Restaurants Inc (a),(b),(c)	400,000		23			Continental Airlines 2004-ERJ1 Pass Through
						Trust
						9.56%, 9/1/2019	193		199
Semiconductors - 0.04%						Continental Airlines 2005-ERJ1 Pass Through
Magnachip Semiconductor Corp (a)	43,520		513
						Trust
						9.80%, 4/1/2021	433		461
TOTAL COMMON STOCKS			$5,957			Continental Airlines 2006-ERJ1 Pass Through
CONVERTIBLE PREFERRED STOCKS -						Trust
0.12%	Shares Held	Value	(000	's)		9.32%, 11/1/2019(d)	267		275
Automobile Manufacturers - 0.12%						Continental Airlines Inc
						6.75%, 9/15/2015(d)	1,060		1,085
General Motors Co	38,850		1,517
						Delta Air Lines 2007-1 Class B Pass Through
TOTAL CONVERTIBLE PREFERRED STOCKS			$1,517			Trust
						8.02%, 8/10/2022	577		586
PREFERRED STOCKS - 0.45%	Shares Held	Value	(000	's)		Delta Air Lines 2007-1 Class C Pass Through
Agriculture - 0.00%						Trust
Eurofresh Inc (b)	68		—			8.95%, 8/10/2014	165		166
						Delta Air Lines Inc
						9.50%, 9/15/2014(d)	812		863
Banks- 0.40%						Northwest Airlines 2007-1 Class A Pass
Ally Financial Inc (d)	1,055		896
						Through Trust
COBANK ACB11.00%;Series D	60,000		3,279
COBANK ACB 7.00% (d)	20,000		984			7.03%, 11/1/2019	2,050		2,180
						UAL 2009-2A Pass Through Trust
			$5,159			9.75%, 1/15/2017	952		1,092
Insurance - 0.04%						UAL 2009-2B Pass Through Trust
Hartford Financial Services Group Inc (a)	19,400		511			12.00%, 1/15/2016(d)	618		671
						United Air Lines Inc
						9.88%, 8/1/2013(d)	2,775		2,900
									$12,708

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2012 (unaudited)

		Principal						Principal
	BONDS (continued)	Amount (000's)	Value	(000	's)		BONDS (continued)	Amount (000's)	Value	(000	's)

	Apparel - 0.07%						Building Materials (continued)
	Quiksilver Inc						Cemex Finance LLC
	6.88%, 4/15/2015	$836		$846			9.50%, 12/14/2016(d)	$575		$566
							Cemex SAB de CV
							5.47%, 9/30/2015(d),(f)	1,000		892
	Automobile Manufacturers - 0.71%						9.00%, 1/11/2018(d)	650		608
	Chrysler Group LLC/CG Co-Issuer Inc						Gibraltar Industries Inc
	8.00%, 6/15/2019	2,220		2,298			8.00%, 12/1/2015(f)	1,350		1,389
	8.25%, 6/15/2021	3,622		3,749
	Ford Motor Co						Griffon Corp
							7.13%, 4/1/2018	1,000		1,044
	8.90%, 1/15/2032	325		417			Masco Corp
	9.22%, 9/15/2021	500		616
	9.98%, 2/15/2047	1,560		2,079			6.13%, 10/3/2016	925		986
							Masonite International Corp
				$9,159			8.25%, 4/15/2021(d)	400		416
	Automobile Parts & Equipment - 0.23%						Nortek Inc
	Dana Holding Corp						8.50%, 4/15/2021	500		494
	6.75%, 2/15/2021	93		100			Ply Gem Industries Inc
	Goodyear Tire & Rubber Co/The						8.25%, 2/15/2018	2,155		2,117
	7.00%, 5/15/2022	2,245		2,228			USG Corp
	Titan International Inc						8.38%, 10/15/2018(d)	1,625		1,702
	7.88%, 10/1/2017	650		689						$14,548

				$3,017			Chemicals - 1.94%
Banks	- 4.57%						Celanese US Holdings LLC
	Ally Financial Inc						6.63%, 10/15/2018	500		538
	5.50%, 2/15/2017	3,000		3,066			CF Industries Inc
	6.25%, 12/1/2017	2,020		2,125			6.88%, 5/1/2018	2,565		2,982
	7.50%, 9/15/2020	1,905		2,124			Chemtura Corp
	8.00%, 12/31/2018	1,085		1,183			7.88%, 9/1/2018	864		924
	8.00%, 3/15/2020	4,045		4,634			Huntsman International LLC
	8.00%, 11/1/2031	7,220		8,267			8.63%, 3/15/2020	740		843
	Bank of America Corp						8.63%, 3/15/2021	940		1,073
	5.75%, 8/15/2016	865		903			LyondellBasell Industries NV
	6.50%, 8/1/2016	2,205		2,411			5.00%, 4/15/2019(d)	4,745		4,899
	8.00%, 12/29/2049(f)	808		834			5.75%, 4/15/2024(d)	400		413
	8.13%, 12/29/2049(f)	2,270		2,352			6.00%, 11/15/2021(d)	2,700		2,916
	BankAmerica Capital II						Momentive Performance Materials Inc
	8.00%, 12/15/2026	142		143			9.00%, 1/15/2021	8,425		7,288
	BankAmerica Institutional Capital B						12.50%, 6/15/2014	275		292
	7.70%, 12/31/2026(d)	525		528			Omnova Solutions Inc
	CIT Group Inc						7.88%, 11/1/2018	600		601
	4.75%, 2/15/2015(d)	1,710		1,744			PolyOne Corp
	5.50%, 2/15/2019(d)	3,715		3,817			7.38%, 9/15/2020	2,207		2,361
	6.63%, 4/1/2018(d)	9,005		9,793						$25,130
	7.00%, 5/2/2017(d)	9,764		9,788
						Coal	- 0.87%
	NB Capital Trust II						Alpha Natural Resources Inc
	7.83%, 12/15/2026	200		201
	NB Capital Trust IV						6.25%, 6/1/2021	925		863
							Arch Coal Inc
	8.25%, 4/15/2027	400		404			7.00%, 6/15/2019(d)	500		447
	Royal Bank Of Scotland NV
	1.17%, 3/9/2015(f)	205		173			7.25%, 10/1/2020	1,405		1,257
							7.25%, 6/15/2021(d)	1,815		1,620
	Royal Bank of Scotland PLC/The
	9.50%, 3/16/2022(f)	1,465		1,545			Consol Energy Inc
	Wachovia Capital Trust III						8.00%, 4/1/2017	1,200		1,266
	5.57%, 3/29/2049(f)	3,349		3,106			8.25%, 4/1/2020	275		289
							Patriot Coal Corp
				$59,141			8.25%, 4/30/2018	190		141
	Beverages - 0.12%						Peabody Energy Corp
	Constellation Brands Inc						6.00%, 11/15/2018(d)	3,015		3,060
	6.00%, 5/1/2022	320		337			6.25%, 11/15/2021(d)	1,050		1,063
	7.25%, 5/15/2017	850		960			6.50%, 9/15/2020	1,015		1,043
	Cott Beverages Inc						7.38%, 11/1/2016	180		199
	8.13%, 9/1/2018	215		233						$11,248
				$1,530			Commercial Services - 3.57%
	Building Materials - 1.12%						ACE Cash Express Inc
	Building Materials Corp of America						11.00%, 2/1/2019(d)	1,085		993
	6.75%, 5/1/2021(d)	2,000		2,083			Avis Budget Car Rental LLC / Avis Budget
	Calcipar SA						Finance Inc
	6.88%, 5/1/2018(d)	600		615			8.25%, 1/15/2019	25		26
	Cemex Espana Luxembourg						9.63%, 3/15/2018	950		1,035
	9.88%, 4/30/2019(d)	1,750		1,636
	See accompanying notes						208

Schedule of Investments
High Yield Fund I
April 30, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Commercial Services (continued)					Consumer Products - 1.00%
BakerCorp International Inc					American Achievement Corp
8.25%, 6/1/2019(d)	$450		$459		10.88%, 4/15/2016(d)	$1,430		$1,049
Carriage Services Inc					Armored Autogroup Inc
7.88%, 1/15/2015	800		812		9.25%, 11/1/2018(d)	2,000		1,675
Cenveo Corp					Reynolds Group Issuer Inc / Reynolds Group
8.88%, 2/1/2018	1,500		1,380		Issuer LLC / Reynolds Group Issuer
Ceridian Corp					(Luxembourg) S.A.
12.25%, 11/15/2015	2,899		2,775		6.88%, 2/15/2021(d)	1,430		1,473
11.25%, 11/15/2015(f)	2,535		2,415		7.13%, 4/15/2019(d)	870		909
Deluxe Corp					7.88%, 8/15/2019(d)	2,710		2,927
7.00%, 3/15/2019	575		597		8.50%, 5/15/2018(d)	1,450		1,464
7.38%, 6/1/2015	650		661		9.00%, 4/15/2019(d)	1,400		1,407
Ford Holdings LLC					9.88%, 8/15/2019(d)	375		391
9.30%, 3/1/2030	4,838		6,410		9.88%, 8/15/2019(d)	1,620		1,689
9.38%, 3/1/2020	1,060		1,285					$12,984
FTI Consulting Inc
6.75%, 10/1/2020	1,000		1,059		Distribution & Wholesale - 0.17%
Garda World Security Corp					HD Supply Inc
					8.13%, 4/15/2019(d)	615		660
9.75%, 3/15/2017(d)	925		981
Harland Clarke Holdings Corp					INTCOMEX Inc
6.00%, 5/15/2015(f)	950		784		13.25%, 12/15/2014	520		529
Hertz Corp/The					McJunkin Red Man Corp
6.75%, 4/15/2019	818		854		9.50%, 12/15/2016	945		1,042
7.38%, 1/15/2021	180		193					$2,231
7.50%, 10/15/2018	859		922		Diversified Financial Services - 4.52%
Iron Mountain Inc					Aircastle Ltd
7.75%, 10/1/2019	1,300		1,417		9.75%, 8/1/2018	800		882
8.00%, 6/15/2020	500		529		Capmark Financial Group Inc
Knowledge Universe Education LLC					9.00%, 9/30/2015(f)	1,315		1,320
7.75%, 2/1/2015(d)	1,865		1,515		Ford Motor Credit Co LLC
Pharmaceutical Product Development Inc					5.00%, 5/15/2018	289		312
9.50%, 12/1/2019(d)	320		350		5.75%, 2/1/2021	1,085		1,221
RR Donnelley & Sons Co					6.63%, 8/15/2017	3,730		4,288
7.25%, 5/15/2018	8,880		8,591		8.13%, 1/15/2020	5,860		7,421
7.63%, 6/15/2020	1,870		1,774		Icahn Enterprises LP / Icahn Enterprises
8.25%, 3/15/2019	1,130		1,122		Finance Corp
8.60%, 8/15/2016	555		581		7.75%, 1/15/2016	2,150		2,263
RSC Equipment Rental Inc/RSC Holdings III					8.00%, 1/15/2018	5,915		6,322
LLC					ILFC E-Capital Trust I
8.25%, 2/1/2021	1,225		1,323		5.03%, 12/21/2065(d),(f)	2,200		1,540
Seminole Indian Tribe of Florida					ILFC E-Capital Trust II
7.75%, 10/1/2017(d)	1,355		1,474		6.25%, 12/21/2065(d),(f)	1,025		758
Service Corp International/US					International Lease Finance Corp
7.00%, 5/15/2019	1,000		1,069		5.65%, 6/1/2014	2,890		2,955
Stewart Enterprises Inc					5.88%, 4/1/2019	400		393
6.50%, 4/15/2019	240		251		6.25%, 5/15/2019	3,620		3,655
United Rentals North America Inc					6.63%, 11/15/2013	4,005		4,125
10.88%, 6/15/2016	900		1,018		8.25%, 12/15/2020	3,742		4,191
UR Financing Escrow Corp					8.62%, 9/15/2015(f)	1,625		1,800
5.75%, 7/15/2018(d)	700		723		8.63%, 1/15/2022	1,415		1,619
Valassis Communications Inc					8.75%, 3/15/2017(f)	4,180		4,692
6.63%, 2/1/2021	850		863		8.88%, 9/1/2017	1,290		1,451
			$46,241		Nationstar Mortgage LLC / Nationstar Capital
Computers - 0.47%					Corp
					9.63%, 5/1/2019(d)	261		268
iGate Corp
9.00%, 5/1/2016	720		781		Neuberger Berman Group LLC/Neuberger
Seagate HDD Cayman					Berman Finance Corp
					5.63%, 3/15/2020(d)	500		507
6.88%, 5/1/2020	915		981		5.88%, 3/15/2022(d)	500		509
7.00%, 11/1/2021(d)	1,715		1,861
7.75%, 12/15/2018	650		717		Oppenheimer Holdings Inc
Stratus Technologies Bermuda Ltd / Stratus					8.75%, 4/15/2018	790		802
Technologies Inc					ROC Finance LLC/ROC Finance 1 Corp
					12.13%, 9/1/2018(d)	1,265		1,417
12.00%, 3/29/2015	335		292
SunGard Data Systems Inc					Springleaf Finance Corp
7.38%, 11/15/2018	905		966		5.40%, 12/1/2015	870		744
7.63%, 11/15/2020	500		533		6.90%, 12/15/2017	3,673		2,998
			$6,131					$58,453

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2012 (unaudited)

	Principal						Principal
BONDS (continued)	Amount (000's)	Value	(000	's)		BONDS (continued)	Amount (000's)	Value	(000	's)

Electric - 3.26%						Entertainment - 1.29%
AES Eastern Energy LP						American Casino & Entertainment Properties
0.00%, 1/2/2029(a),(b)	$2,000		$560			LLC / ACEP Finance Corp
Calpine Corp						11.00%, 6/15/2014	$605		$639
7.25%, 10/15/2017(d)	945		1,009			Cedar Fair LP/Canada's Wonderland
7.50%, 2/15/2021(d)	4,020		4,301			Co/Magnum Management Corp
7.88%, 7/31/2020(d)	880		959			9.13%, 8/1/2018	1,795		2,011
Dynegy Holdings LLC						Chukchansi Economic Development
0.00%, 6/1/2015(a)	100		67			Authority
0.00%, 6/1/2019(a)	3,158		2,132			0.00%, 11/15/2013(a),(d)	1,943		1,414
0.00%, 10/15/2026(a)	92		61			Isle of Capri Casinos Inc
Dynegy Roseton LLC / Dynegy Danskammer						7.00%, 3/1/2014	775		773
LLC Pass Through Trust Series B						7.75%, 3/15/2019	630		649
0.00%, 11/8/2016(a),(b),(c)	2,773		1,803			Peninsula Gaming LLC / Peninsula Gaming
Edison Mission Energy						Corp
7.00%, 5/15/2017	9,050		5,656			10.75%, 8/15/2017	900		992
7.20%, 5/15/2019	5,090		3,117			Pinnacle Entertainment Inc
7.63%, 5/15/2027	4,845		2,847			7.75%, 4/1/2022	1,301		1,379
7.75%, 6/15/2016	3,390		2,221			8.75%, 5/15/2020	500		551
Energy Future Intermediate Holding Co LLC /						Production Resource Group Inc
EFIH Finance Inc						8.88%, 5/1/2019(d)	422		347
10.00%, 12/1/2020	4,000		4,415			Regal Cinemas Corp
GenOn Energy Inc						8.63%, 7/15/2019	750		825
7.88%, 6/15/2017	1,500		1,365			Seneca Gaming Corp
9.88%, 10/15/2020	1,160		1,090			8.25%, 12/1/2018(d)	1,000		1,023
Homer City Funding LLC						Shingle Springs Tribal Gaming Authority
8.14%, 10/1/2019	345		328			9.38%, 6/15/2015(d)	1,775		1,291
Ipalco Enterprises Inc						WMG Acquisition Corp
5.00%, 5/1/2018	1,170		1,164			9.50%, 6/15/2016	4,165		4,550
7.25%, 4/1/2016(d)	1,135		1,237			9.50%, 6/15/2016(d)	280		306
NRG Energy Inc									$16,750
7.63%, 1/15/2018	1,390		1,407
7.63%, 5/15/2019	750		739		Food	- 0.62%
7.88%, 5/15/2021	4,660		4,555			Bumble Bee Acquisition Corp
						9.00%, 12/15/2017(d)	500		509
8.25%, 9/1/2020	1,130		1,133
Texas Competitive Electric Holdings Co LLC /						Dean Foods Co
TCEH Finance Inc						7.00%, 6/1/2016	295		307
10.25%, 11/1/2015(f)	450		90			9.75%, 12/15/2018	255		284
			$42,256			Dole Food Co Inc
						8.00%, 10/1/2016(d)	575		607
Electrical Components & Equipment - 0.13%						13.88%, 3/15/2014	277		316
Belden Inc						Ingles Markets Inc
7.00%, 3/15/2017	700		719			8.88%, 5/15/2017	800		866
9.25%, 6/15/2019	400		432			JBS USA LLC/JBS USA Finance Inc
International Wire Group Holdings Inc						7.25%, 6/1/2021(d)	810		774
9.75%, 4/15/2015(d)	535		563			8.25%, 2/1/2020(d)	643		651
			$1,714			11.63%, 5/1/2014	36		41
						Pilgrim's Pride Corp
Electronics - 0.32%						7.88%, 12/15/2018	500		508
Kemet Corp						Simmons Foods Inc
10.50%, 5/1/2018	702		755			10.50%, 11/1/2017(d)	577		531
NXP BV / NXP Funding LLC						Smithfield Foods Inc
9.75%, 8/1/2018(d)	1,395		1,594
						7.75%, 7/1/2017	510		572
Rexel SA						SUPERVALU Inc
6.13%, 12/15/2019(d)	612		621
						8.00%, 5/1/2016	2,000		2,100
Viasystems Inc									$8,066
7.88%, 5/1/2019(d)	498		504
12.00%, 1/15/2015(d)	602		649			Forest Products & Paper - 0.60%
			$4,123			Abitibi Unsecured Notes Claims
						0.00%, 4/20/2013(a),(c)	533		2
Engineering & Construction - 0.19%						0.00%, 6/20/2013(a),(c)	780		3
Dycom Investments Inc						0.00%, 4/1/2015(a),(c)	2,313		9
7.13%, 1/15/2021	175		180			0.00%, 4/1/2028(a),(c)	320		1
New Enterprise Stone & Lime Co Inc						0.00%, 8/1/2030(a),(c)	85		1
13.00%, PIK 9.00%, 3/15/2018(d),(e)	254		259
						AbitibiBowater Inc
Tutor Perini Corp						10.25%, 10/15/2018	2,351		2,727
7.63%, 11/1/2018	1,974		2,004			Appleton Papers Inc
			$2,443			10.50%, 6/15/2015(d)	690		721
						Boise Paper Holdings LLC / Boise Co-Issuer
						Co
						8.00%, 4/1/2020	500		551

See accompanying notes

Schedule of Investments High Yield Fund I

April 30, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Forest Products & Paper (continued)					Home Builders - 0.82%
Cascades Inc					Beazer Homes USA Inc
7.75%, 12/15/2017	$395		$391		9.13%, 6/15/2018	$979		$832
7.88%, 1/15/2020	400		391		9.13%, 5/15/2019	235		197
Longview Fibre Paper & Packaging Inc					DR Horton Inc
8.00%, 6/1/2016(d)	400		404		5.63%, 1/15/2016	575		607
NewPage Corp					KB Home
0.00%, 12/31/2014(a)	3,700		2,516		5.88%, 1/15/2015	250		243
			$7,717		6.25%, 6/15/2015	121		118
					Lennar Corp
Hand & Machine Tools - 0.03%					5.60%, 5/31/2015	150		156
Thermadyne Holdings Corp					6.95%, 6/1/2018	780		829
9.00%, 12/15/2017(d)	335		343
					12.25%, 6/1/2017	460		592
					M/I Homes Inc
Healthcare - Services - 2.96%					8.63%, 11/15/2018	650		650
Aviv Healthcare Properties LP/Aviv					MDC Holdings Inc
Healthcare Capital Corp					5.63%, 2/1/2020	665		654
7.75%, 2/15/2019	900		936		Meritage Homes Corp
Capella Healthcare Inc					7.00%, 4/1/2022(d)	225		228
9.25%, 7/1/2017	675		683		PulteGroup Inc
CHS/Community Health Systems Inc					7.63%, 10/15/2017	200		214
8.00%, 11/15/2019(d)	1,310		1,385		Shea Homes LP / Shea Homes Funding Corp
DaVita Inc					8.63%, 5/15/2019(d)	1,560		1,626
6.38%, 11/1/2018	300		315		Standard Pacific Corp
Fresenius Medical Care US Finance II Inc					8.38%, 5/15/2018	1,945		2,057
5.63%, 7/31/2019(d)	894		909		8.38%, 1/15/2021	750		792
5.88%, 1/31/2022(d)	1,195		1,214		10.75%, 9/15/2016	720		828
Fresenius Medical Care US Finance Inc								$10,623
6.50%, 9/15/2018(d)	3,020		3,231
					Housewares - 0.07%
HCA Inc					American Standard Americas
5.88%, 3/15/2022	530		539		10.75%, 1/15/2016(d)	1,225		897
6.38%, 1/15/2015	1,058		1,132
6.50%, 2/15/2020	4,710		5,040
7.05%, 12/1/2027	465		414		Insurance - 0.60%
7.50%, 2/15/2022	1,655		1,781		American International Group Inc
7.50%, 12/15/2023	1,285		1,224		8.18%, 5/15/2068	875		935
7.69%, 6/15/2025	1,430		1,373		CNO Financial Group Inc
7.88%, 2/15/2020	1,230		1,365		9.00%, 1/15/2018(d)	370		401
8.00%, 10/1/2018	1,200		1,337		Liberty Mutual Group Inc
8.50%, 4/15/2019	428		480		7.80%, 3/15/2037(d)	2,015		1,975
Health Management Associates Inc					10.75%, 6/15/2058(d),(f)	2,863		3,894
6.13%, 4/15/2016	500		525		USI Holdings Corp
7.38%, 1/15/2020(d)	650		677		9.75%, 5/15/2015(d)	556		562
IASIS Healthcare LLC / IASIS Capital Corp								$7,767
8.38%, 5/15/2019	1,134		1,116
Kindred Healthcare Inc					Internet - 0.17%
8.25%, 6/1/2019	2,302		2,031		eAccess Ltd
					8.25%, 4/1/2018(d)	924		883
Multiplan Inc
9.88%, 9/1/2018(d)	1,350		1,465		Equinix Inc
OnCure Holdings Inc					7.00%, 7/15/2021	465		508
11.75%, 5/15/2017	300		193		8.13%, 3/1/2018	680		751
Tenet Healthcare Corp								$2,142
6.25%, 11/1/2018(d)	920		957		Investment Companies - 0.15%
8.00%, 8/1/2020	125		130		PBF Holding Co LLC / PBF Finance Corp
8.88%, 7/1/2019	2,180		2,445		8.25%, 2/15/2020(d)	1,854		1,919
9.25%, 2/1/2015(f)	1,285		1,436
10.00%, 5/1/2018	125		144
Universal Health Services Inc					Iron & Steel - 0.50%
7.13%, 6/30/2016	835		946		AK Steel Corp
USPI Finance Corp					7.63%, 5/15/2020	310		298
9.00%, 4/1/2020(d)	2,045		2,142		8.38%, 4/1/2022	600		579
Vanguard Health Holding Co II					APERAM
					7.38%, 4/1/2016(d)	350		341
LLC/Vanguard Holding Co II Inc					7.75%, 4/1/2018(d)	1,050		1,003
7.75%, 2/1/2019	800		803
			$38,368		Commercial Metals Co
					7.35%, 8/15/2018	500		521
Holding Companies - Diversified - 0.05%					Steel Dynamics Inc
Boart Longyear Management Pty Ltd					7.63%, 3/15/2020	500		550
7.00%, 4/1/2021(d)	650		681		United States Steel Corp
					6.65%, 6/1/2037	1,195		995
					7.38%, 4/1/2020	1,525		1,559

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2012 (unaudited)

		Principal					Principal
	BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

	Iron & Steel (continued)					Media (continued)
	United States Steel Corp (continued)					Clear Channel Communications Inc
	7.50%, 3/15/2022	$570		$577		5.50%, 9/15/2014	$1,840		$1,621
				$6,423		9.00%, 3/1/2021	800		724
						10.75%, 8/1/2016	2,645		1,951
	Lodging - 1.83%					Clear Channel Worldwide Holdings Inc
	Boyd Gaming Corp					7.63%, 3/15/2020(d)	1,000		990
	7.13%, 2/1/2016	665		648		7.63%, 3/15/2020(d)	150		146
	Caesars Entertainment Operating Co Inc					9.25%, 12/15/2017	875		955
	8.50%, 2/15/2020(d)	715		736
						9.25%, 12/15/2017	895		981
	11.25%, 6/1/2017	550		608		CSC Holdings LLC
	CityCenter Holdings LLC / CityCenter					6.75%, 11/15/2021(d)	2,740		2,843
	Finance Corp					7.63%, 7/15/2018	3,160		3,499
	7.63%, 1/15/2016	1,110		1,177		7.88%, 2/15/2018	200		222
	7.63%, 1/15/2016(d)	1,640		1,734
	10.75%, PIK 11.50%, 1/15/2017(e)	3,764		4,178		8.63%, 2/15/2019	446		506
						Cumulus Media Holdings Inc
	Downstream Development Authority of the					7.75%, 5/1/2019	1,640		1,552
	Quapaw Tribe of Oklahoma					DISH DBS Corp
	10.50%, 7/1/2019(d)	500		521
						6.75%, 6/1/2021	4,375		4,791
	Mandalay Resort Group					7.75%, 5/31/2015	850		956
	7.63%, 7/15/2013	700		717		7.88%, 9/1/2019	825		955
	MGM Resorts International					Gannett Co Inc
	7.50%, 6/1/2016	1,590		1,654		7.13%, 9/1/2018	4,060		4,313
	7.63%, 1/15/2017	635		659		9.38%, 11/15/2017	1,260		1,424
	7.75%, 3/15/2022	4,620		4,735		Harron Communications LP/Harron Finance
	8.63%, 2/1/2019(d)	515		559
						Corp
	9.00%, 3/15/2020	1,275		1,422		9.13%, 4/1/2020(d)	340		354
	10.00%, 11/1/2016	850		956		McClatchy Co/The
	Seminole Hard Rock Entertainment Inc					11.50%, 2/15/2017	500		525
	2.97%, 3/15/2014(d),(f)	1,750		1,722
						Media General Inc
	Wynn Las Vegas LLC / Wynn Las Vegas					11.75%, 2/15/2017	1,250		1,191
	Capital Corp					Mediacom LLC / Mediacom Capital Corp
	5.38%, 3/15/2022(d)	715		701
						7.25%, 2/15/2022(d)	500		507
	7.75%, 8/15/2020	811		896		9.13%, 8/15/2019	1,073		1,170
				$23,623		Nexstar Broadcasting Inc
	Machinery - Construction & Mining - 0.18%					7.00%, 1/15/2014	247		247
	Terex Corp					7.00%, 1/15/2014	753		749
	6.50%, 4/1/2020	1,185		1,218		Sinclair Television Group Inc
	8.00%, 11/15/2017	1,075		1,126		8.38%, 10/15/2018	650		710
				$2,344		Sirius XM Radio Inc
						8.75%, 4/1/2015(d)	1,030		1,169
	Machinery - Diversified - 0.55%					Unitymedia Hessen GmbH & Co KG /
	Case New Holland Inc					Unitymedia NRW GmbH
	7.88%, 12/1/2017	3,850		4,485		8.13%, 12/1/2017(d)	1,750		1,877
	Columbus McKinnon Corp/NY					Univision Communications Inc
	7.88%, 2/1/2019	750		795		6.88%, 5/15/2019(d)	2,450		2,478
	Liberty Tire Recycling					7.88%, 11/1/2020(d)	2,000		2,085
	11.00%, 10/1/2016(d)	600		565		8.50%, 5/15/2021(d)	2,748		2,714
	Manitowoc Co Inc/The					Videotron Ltee
	8.50%, 11/1/2020	1,160		1,288		5.00%, 7/15/2022(d)	340		339
				$7,133		9.13%, 4/15/2018	1,190		1,315
Media	- 5.18%					XM Satellite Radio Inc
						7.63%, 11/1/2018(d)	2,690		2,932
	AMC Networks Inc					13.00%, 8/1/2013(d)	390		441
	7.75%, 7/15/2021(d)	1,000		1,117
	Cablevision Systems Corp								$67,090
	8.63%, 9/15/2017	872		957		Metal Fabrication & Hardware - 0.11%
	CCO Holdings LLC / CCO Holdings Capital					Mueller Water Products Inc
	Corp					7.38%, 6/1/2017	1,290		1,293
	6.50%, 4/30/2021	1,945		2,033		Wolverine Tube Inc
	6.63%, 1/31/2022	317		332		6.00%, 6/28/2014(b),(c)	187		187
	7.00%, 1/15/2019	1,072		1,147					$1,480
	7.25%, 10/30/2017	445		484
	7.38%, 6/1/2020	170		185		Mining - 1.45%
	8.13%, 4/30/2020	4,100		4,592		FMG Resources August 2006 Pty Ltd
	Cengage Learning Acquisitions Inc					6.00%, 4/1/2017(d)	4,858		4,943
	11.50%, 4/15/2020(d)	970		1,021		6.38%, 2/1/2016(d)	370		377
	10.50%, 1/15/2015(d),(f)	2,430		1,938		6.88%, 2/1/2018(d)	1,033		1,061
	Cequel Communications Holdings I LLC /					6.88%, 4/1/2022(d)	1,068		1,084
	Cequel Capital Corp					7.00%, 11/1/2015(d)	4,361		4,514
	8.63%, 11/15/2017(d)	3,752		4,052

See accompanying notes

Schedule of Investments High Yield Fund I

April 30, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Mining (continued)					Oil & Gas (continued)
New Gold Inc					Denbury Resources Inc
7.00%, 4/15/2020(d)	$150		$153		8.25%, 2/15/2020	$3,715		$4,142
Noranda Aluminum Acquisition Corp					Energy XXI Gulf Coast Inc
4.66%, 5/15/2015(f)	1,849		1,779		7.75%, 6/15/2019	450		465
Novelis Inc/GA					9.25%, 12/15/2017	850		933
8.75%, 12/15/2020	2,000		2,205		EXCO Resources Inc
Thompson Creek Metals Co Inc					7.50%, 9/15/2018	3,585		3,056
7.38%, 6/1/2018	700		599		Forest Oil Corp
Vulcan Materials Co					7.25%, 6/15/2019	1,140		1,126
7.50%, 6/15/2021	1,800		1,994		Hilcorp Energy I LP/Hilcorp Finance Co
			$18,709		7.63%, 4/15/2021(d)	806		870
					8.00%, 2/15/2020(d)	1,150		1,256
Miscellaneous Manufacturing - 0.35%					Laredo Petroleum Inc
Actuant Corp					7.38%, 5/1/2022(d)	495		512
5.63%, 6/15/2022(d)	375		385
					Linn Energy LLC/Linn Energy Finance Corp
Eastman Kodak Co					6.25%, 11/1/2019(d)	1,910		1,881
0.00%, 3/1/2018(a),(d)	1,061		928
					7.75%, 2/1/2021	2,250		2,374
JB Poindexter & Co Inc					8.63%, 4/15/2020	3,065		3,349
9.00%, 4/1/2022(d)	958		975
					Newfield Exploration Co
JM Huber Corp					5.75%, 1/30/2022	2,635		2,806
9.88%, 11/1/2019(d)	610		647
					6.88%, 2/1/2020	500		531
SPX Corp					7.13%, 5/15/2018	300		320
6.88%, 9/1/2017	475		520		NFR Energy LLC/NFR Energy Finance Corp
Trimas Corp					9.75%, 2/15/2017(d)	1,400		1,232
9.75%, 12/15/2017	1,000		1,110		9.75%, 2/15/2017(d)	850		748
			$4,565		Ocean Rig UDW Inc
Mortgage Backed Securities - 0.41%					9.50%, 4/27/2016	1,100		1,100
Banc of America Large Loan Inc					OGX Austria GmbH
1.99%, 11/15/2015(d),(f)	5,630		5,282		8.38%, 4/1/2022(d)	337		344
					Pioneer Natural Resources Co
					5.88%, 7/15/2016	1,465		1,626
Oil & Gas - 6.68%					Plains Exploration & Production Co
Alta Mesa Holdings LP / Alta Mesa Finance					6.63%, 5/1/2021	610		634
Services Corp					6.75%, 2/1/2022	265		276
9.63%, 10/15/2018	575		578		7.63%, 6/1/2018	1,550		1,651
ATP Oil & Gas Corp/United States					8.63%, 10/15/2019	1,800		2,025
11.88%, 5/1/2015	731		563		Precision Drilling Corp
Bill Barrett Corp					6.50%, 12/15/2021	435		452
7.00%, 10/15/2022	525		507		6.63%, 11/15/2020	740		771
7.63%, 10/1/2019	725		732		QEP Resources Inc
9.88%, 7/15/2016	500		555		5.38%, 10/1/2022	450		450
Bluewater Holding BV					6.88%, 3/1/2021	1,375		1,509
3.47%, 7/17/2014(d),(f)	200		172
					Range Resources Corp
Calumet Specialty Products Partners					5.00%, 8/15/2022	965		963
LP/Calumet Finance Corp					5.75%, 6/1/2021	3,015		3,159
9.38%, 5/1/2019	625		652		6.75%, 8/1/2020	85		92
Chesapeake Energy Corp					Samson Investment Co
6.13%, 2/15/2021	5,450		5,150		9.75%, 2/15/2020(d)	750		783
6.50%, 8/15/2017	1,125		1,122		SandRidge Energy Inc
6.63%, 8/15/2020	2,385		2,325		7.50%, 3/15/2021	485		490
6.78%, 3/15/2019	1,969		1,915		8.00%, 6/1/2018(d)	1,735		1,800
6.88%, 8/15/2018	745		737		8.13%, 10/15/2022(d)	2,420		2,511
9.50%, 2/15/2015	500		545		Seadrill Ltd
Chesapeake Oilfield Operating					6.50%, 10/5/2015	700		700
LLC/Chesapeake Oilfield Finance Inc					SM Energy Co
6.63%, 11/15/2019(d)	575		540
					6.50%, 11/15/2021	1,070		1,129
Cimarex Energy Co					6.63%, 2/15/2019	1,433		1,512
5.88%, 5/1/2022	2,607		2,699		Swift Energy Co
Citgo Petroleum Corp					7.13%, 6/1/2017	750		774
11.50%, 7/1/2017(d)	825		928		7.88%, 3/1/2022(d)	460		470
Comstock Resources Inc					8.88%, 1/15/2020	767		836
7.75%, 4/1/2019	300		279		Vanguard Natural Resources LLC/VNR
8.38%, 10/15/2017	1,200		1,182		Finance Corp
Concho Resources Inc					7.88%, 4/1/2020	315		316
5.50%, 10/1/2022	460		460		W&T Offshore Inc
6.50%, 1/15/2022	565		596		8.50%, 6/15/2019	1,429		1,508
7.00%, 1/15/2021	3,080		3,349		WPX Energy Inc
Continental Resources Inc/OK					5.25%, 1/15/2017(d)	3,261		3,229
7.38%, 10/1/2020	875		976

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2012 (unaudited)

	Principal						Principal
BONDS (continued)	Amount (000's)	Value	(000	's)		BONDS (continued)	Amount (000's)	Value	(000	's)

Oil & Gas (continued)						Pipelines (continued)
WPX Energy Inc (continued)						Everest Acquisition LLC/Everest Acquisition
6.00%, 1/15/2022(d)	$3,250		$3,160			Finance Inc
			$86,433			6.88%, 5/1/2019(d)	$330		$346
						9.38%, 5/1/2020(d)	3,867		4,119
Oil & Gas Services - 0.28%						Genesis Energy LP/Genesis Energy Finance
Cie Generale de Geophysique - Veritas						Corp
9.50%, 5/15/2016	306		335			7.88%, 12/15/2018	625		644
Key Energy Services Inc						Holly Energy Partners LP/Holly Energy
6.75%, 3/1/2021	1,000		1,030			Finance Corp
Oil States International Inc						6.50%, 3/1/2020(d)	325		328
6.50%, 6/1/2019	1,200		1,269			8.25%, 3/15/2018(c)	500		534
Petroleum Geo-Services ASA						Kinder Morgan Finance Co LLC
7.38%, 12/15/2018(d)	475		492
						6.00%, 1/15/2018(d)	1,750		1,837
Trinidad Drilling Ltd						Kinder Morgan Finance Co ULC
7.88%, 1/15/2019(d)	525		559
						5.70%, 1/5/2016	660		693
			$3,685			MarkWest Energy Partners LP / MarkWest
Packaging & Containers - 1.56%						Energy Finance Corp
Ardagh Packaging Finance PLC						6.25%, 6/15/2022	540		568
7.38%, 10/15/2017(d)	1,050		1,137			6.75%, 11/1/2020	865		949
9.13%, 10/15/2020(d)	150		162			8.75%, 4/15/2018	2,685		2,953
Ardagh Packaging Finance PLC / Ardagh MP						Regency Energy Partners LP / Regency Energy
Holdings USA Inc						Finance Corp
9.13%, 10/15/2020(d)	750		797			6.50%, 7/15/2021	1,250		1,325
Ball Corp						6.88%, 12/1/2018	2,380		2,523
5.75%, 5/15/2021	390		419			Targa Resources Partners LP / Targa
7.38%, 9/1/2019	1,405		1,563			Resources Partners Finance Corp
Berry Plastics Corp						6.38%, 8/1/2022(d)	400		403
8.25%, 11/15/2015	315		336			6.88%, 2/1/2021	625		653
9.50%, 5/15/2018	3,996		4,236			7.88%, 10/15/2018	486		525
9.75%, 1/15/2021	7,435		8,123			8.25%, 7/1/2016	1,035		1,089
Constar International									$31,990
11.00%, PIK 9.08%, 12/31/2017(b),(e)	728		728
						Real Estate - 0.64%
Crown Americas LLC / Crown Americas						CBRE Services Inc
Capital Corp II						6.63%, 10/15/2020	1,035		1,107
7.63%, 5/15/2017	685		743			First Industrial LP
Owens-Brockway Glass Container Inc						6.42%, 6/1/2014	1,000		1,033
7.38%, 5/15/2016	1,685		1,904			Kennedy-Wilson Inc
			$20,148			8.75%, 4/1/2019	705		735
Pharmaceuticals - 1.14%						Realogy Corp
Elan Finance PLC / Elan Finance Corp						7.63%, 1/15/2020(d)	1,305		1,354
8.75%, 10/15/2016	800		882			Toys R Us Property Co I LLC
8.75%, 10/15/2016	750		827			10.75%, 7/15/2017	3,700		4,070
Endo Pharmaceuticals Holdings Inc									$8,299
7.00%, 7/15/2019	1,865		1,991		REITS	- 0.57%
7.25%, 1/15/2022	150		161			CNL Lifestyle Properties Inc
Mylan Inc/PA						7.25%, 4/15/2019	610		557
7.63%, 7/15/2017(d)	2,460		2,725
7.88%, 7/15/2020(d)	1,625		1,820			DuPont Fabros Technology LP
						8.50%, 12/15/2017	500		551
Valeant Pharmaceuticals International						Felcor Lodging LP
6.50%, 7/15/2016(d)	2,315		2,399
6.75%, 10/1/2017(d)	1,940		1,995			6.75%, 6/1/2019	425		429
6.88%, 12/1/2018(d)	750		773			Host Hotels & Resorts LP
7.00%, 10/1/2020(d)	750		760			5.88%, 6/15/2019	2,230		2,370
7.25%, 7/15/2022(d)	375		374			MPT Operating Partnership LP/MPT Finance
						Corp
			$14,707			6.38%, 2/15/2022	650		653
Pipelines - 2.47%						Omega Healthcare Investors Inc
Chesapeake Midstream Partners LP / CHKM						6.75%, 10/15/2022	2,685		2,819
Finance Corp									$7,379
6.13%, 7/15/2022	2,383		2,294			Retail - 2.94%
El Paso Corp						99 Cents Only Stores
7.00%, 6/15/2017	285		321			11.00%, 12/15/2019(d)	640		693
7.25%, 6/1/2018	2,395		2,740			AmeriGas Finance LLC/AmeriGas Finance
7.75%, 1/15/2032	775		886			Corp
7.80%, 8/1/2031	2,370		2,703			6.75%, 5/20/2020	2,955		3,022
Energy Transfer Equity LP						7.00%, 5/20/2022	2,365		2,413
7.50%, 10/15/2020	2,875		3,184			AmeriGas Partners LP/AmeriGas Finance
Energy Transfer Partners LP						Corp
5.20%, 2/1/2022	350		373			6.25%, 8/20/2019	1,125		1,136

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Retail (continued)					Storage & Warehousing - 0.04%
Asbury Automotive Group Inc					Mobile Mini Inc
8.38%, 11/15/2020	$392		$427		7.88%, 12/1/2020	$425		$455
AutoNation Inc
5.50%, 2/1/2020	750		765
CKE Restaurants Inc					Telecommunications - 8.85%
					Avaya Inc
11.38%, 7/15/2018	871		1,004		7.00%, 4/1/2019(d)	480		480
Claire's Stores Inc					9.75%, 11/1/2015	1,125		1,115
8.88%, 3/15/2019	2,822		2,490
9.00%, 3/15/2019(d)	1,050		1,081		Brightstar Corp
					9.50%, 12/1/2016(d)	955		1,005
Ferrellgas LP / Ferrellgas Finance Corp					CenturyLink Inc
9.13%, 10/1/2017	2,200		2,315		6.45%, 6/15/2021	985		1,025
Gymboree Corp
9.13%, 12/1/2018	1,000		945		Cincinnati Bell Inc
					8.25%, 10/15/2017	1,000		1,035
Inergy LP/Inergy Finance Corp					8.38%, 10/15/2020	461		461
7.00%, 10/1/2018	2,220		2,275
JC Penney Corp Inc					Citizens Communications Co
					7.13%, 3/15/2019	1,375		1,372
5.65%, 6/1/2020	720		698		Clearwire Communications LLC/Clearwire
Nebraska Book Co Inc
0.00%, 11/30/2011(a)	597		412		Finance Inc
					12.00%, 12/1/2015(d)	1,469		1,355
0.00%, 3/15/2012(a)	886		9
Real Mex Restaurants Inc					Cricket Communications Inc
1.12%, 3/21/2018(b)	154		154		7.75%, 5/15/2016	2,770		2,915
19.00%, 3/21/2016(b),(c)	293		293		7.75%, 10/15/2020	750		703
11.00%, 3/21/2016(b),(c)	185		185		Crown Castle International Corp
Rite Aid Corp					9.00%, 1/15/2015	855		944
					Digicel Ltd
8.00%, 8/15/2020	1,865		2,159		7.00%, 2/15/2020(d)	311		313
9.50%, 6/15/2017	5,000		5,012
10.25%, 10/15/2019	1,740		2,018		Frontier Communications Corp
					8.25%, 5/1/2014	100		109
Sears Holdings Corp					8.25%, 4/15/2017	2,580		2,780
6.63%, 10/15/2018	4,775		4,238
Toys R US - Delaware Inc					8.50%, 4/15/2020	2,775		2,886
7.38%, 9/1/2016(d)	2,100		2,137		8.75%, 4/15/2022	270		284
Toys R Us Property Co II LLC					9.00%, 8/15/2031	3,720		3,543
					Goodman Networks Inc
8.50%, 12/1/2017	2,025		2,106		12.13%, 7/1/2018(d)	750		750
			$37,987		Hughes Satellite Systems Corp
Semiconductors - 0.51%					7.63%, 6/15/2021	345		374
Advanced Micro Devices Inc					Integra Telecom Holdings Inc
7.75%, 8/1/2020	1,175		1,295		10.75%, 4/15/2016(d)	4,775		4,524
Amkor Technology Inc					Intelsat Jackson Holdings SA
7.38%, 5/1/2018	815		872		7.25%, 10/15/2020	1,200		1,254
Freescale Semiconductor Inc					7.25%, 10/15/2020(d)	770		803
8.05%, 2/1/2020	1,300		1,310		7.50%, 4/1/2021	400		420
9.25%, 4/15/2018(d)	2,880		3,157		Intelsat Luxembourg SA
			$6,634		11.50%, PIK 12.50%, 2/4/2017(d),(e)	1,925		1,988
					11.50%, 2/4/2017	7,415		7,729
Shipbuilding - 0.01%					iPCS Inc
OSX 3 Leasing BV					2.67%, 5/1/2013(f)	550		534
9.25%, 3/20/2015(d)	100		104
					Level 3 Communications Inc
					11.88%, 2/1/2019	500		567
Software - 0.88%					Level 3 Financing Inc
Fidelity National Information Services Inc					8.13%, 7/1/2019(d)	3,105		3,190
7.63%, 7/15/2017	1,510		1,657		8.63%, 7/15/2020(d)	1,655		1,734
7.63%, 7/15/2017(d)	465		508		8.75%, 2/15/2017	1,005		1,045
7.88%, 7/15/2020	610		683		9.38%, 4/1/2019	1,100		1,199
First Data Corp					10.00%, 2/1/2018	620		679
7.38%, 6/15/2019(d)	1,300		1,329		MetroPCS Wireless Inc
8.25%, 1/15/2021(d)	726		715		6.63%, 11/15/2020	1,000		963
9.88%, 9/24/2015	85		86		7.88%, 9/1/2018	555		569
12.63%, 1/15/2021	618		620		Nextel Communications Inc
11.25%, 3/31/2016	4,255		3,915		7.38%, 8/1/2015	2,250		2,183
Lawson Software Inc					NII Capital Corp
9.38%, 4/1/2019(d)	320		334		8.88%, 12/15/2019	1,445		1,456
Sophia LP / Sophia Finance Inc					PAETEC Holding Corp
9.75%, 1/15/2019(d)	1,390		1,491		8.88%, 6/30/2017	3,455		3,774
			$11,338		9.88%, 12/1/2018	930		1,053
					Qwest Communications International Inc
					7.13%, 4/1/2018	3,030		3,235
					8.00%, 10/1/2015	460		490

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value (000's)

Telecommunications (continued)					Transportation (continued)
Qwest Corp					Ultrapetrol Bahamas Ltd
6.75%, 12/1/2021	$1,610		$1,814		9.00%, 11/24/2014	$663	$607
6.88%, 9/15/2033	3,220		3,232				$5,818
7.50%, 10/1/2014	295		332		TOTAL BONDS		$903,809
SBA Telecommunications Inc						Principal
8.25%, 8/15/2019	230		254		CONVERTIBLE BONDS - 0.01%	Amount (000's)	Value (000's)
Sprint Capital Corp
6.88%, 11/15/2028	3,485		2,605		Building Materials - 0.01%
8.75%, 3/15/2032	3,575		3,030		US Concrete Inc
					9.50%, 8/31/2015(d)	100	102
Sprint Nextel Corp
6.00%, 12/1/2016	8,270		7,505
7.00%, 3/1/2020(d)	3,085		3,147		TOTAL CONVERTIBLE BONDS		$102
9.00%, 11/15/2018(d)	4,397		4,842		SENIOR FLOATING RATE INTERESTS -	Principal
11.50%, 11/15/2021(d)	374		397		7.33%	Amount (000's) Value (000's)
Syniverse Holdings Inc					Advertising - 0.28%
9.13%, 1/15/2019	1,800		1,996		inVentiv Health Inc, Term Loan B
UPCB Finance III Ltd					6.50%, 8/4/2016(f)	$272	$256
6.63%, 7/1/2020(d)	1,400		1,421
					RH Donnelley Inc, Term Loan D3-EXIT
Vimpel Communications Via VIP Finance					9.00%, 10/24/2014(f)	596	280
Ireland Ltd OJSC					9.00%, 10/24/2014(f)	475	223
7.75%, 2/2/2021(d)	900		896
					9.00%, 10/24/2014(f)	208	98
VimpelCom Holdings BV(d),(f)					Vertis Inc, Term Loan

4.47%, 6/29/2014	500		500		0.00%, 12/31/2015(a),(f)	1,322	333
6.25%, 3/1/2017(d)	200		200
					0.00%, 12/31/2015(a),(f)	37	9
7.50%, 3/1/2022(d)	750		728
					Visant Corp, Term Loan
Virgin Media Finance PLC					5.25%, 12/22/2016(f)	2,449	2,413
5.25%, 2/15/2022	265		265				$3,612
8.38%, 10/15/2019	615		690
9.50%, 8/15/2016	2,056		2,303		Aerospace & Defense - 0.07%
Wind Acquisition Finance SA					Ducommun Inc, Term Loan B
7.25%, 2/15/2018(d)	840		794		5.50%, 6/30/2017(f)	844	847
7.25%, 2/15/2018(d)	2,080		1,976
11.75%, 7/15/2017(d)	1,750		1,719
					Airlines - 0.04%
Wind Acquisition Holdings Finance SA
12.25%,PIK 14.78%, 7/15/2017(d),(e)	992		866		Delta Air Lines Inc, Term Loan
					4.25%, 3/5/2016(f)	474	463
Windstream Corp
7.50%, 6/1/2022	925		969
7.75%, 10/15/2020	1,500		1,605		Automobile Manufacturers - 0.45%
7.75%, 10/1/2021	3,905		4,188		Chrysler Group LLC, Term Loan B
7.88%, 11/1/2017	1,650		1,823		6.00%, 5/30/2017(f)	3,227	3,283
8.13%, 8/1/2013	1,170		1,243		6.00%, 5/30/2017(f)	2,476	2,519
8.13%, 9/1/2018	375		403
			$114,581		Automobile Parts & Equipment - 0.40%
Transportation - 0.45%					Goodyear Tire & Rubber Co, Term Loan 2nd
ACL I Corp					Lien
10.63%, PIK 11.38%, 2/15/2016(d),(e)	703		699		0.00%, 4/12/2019(f),(g)	3,775	3,721
CEVA Group PLC					Remy International Inc, Term Loan B
8.38%, 12/1/2017(d)	500		498		6.25%, 12/17/2016(f)	1,446	1,447
Commercial Barge Line Co							$5,168
12.50%, 7/15/2017	694		780		Chemicals - 0.13%
General Maritime Corp
0.00%, 11/15/2017(a)	1,505		38		AZ Chemical US Inc, Term Loan B
					7.25%, 12/6/2017(f)	413	420
Gulfmark Offshore Inc
6.38%, 3/15/2022(d)	190		194		Momentive Performance Materials Inc, Term
					Loan EXT
Kansas City Southern de Mexico SA de CV					3.75%, 5/5/2015(f)	370	357
6.13%, 6/15/2021	487		536		Norit NV, Term Loan
6.63%, 12/15/2020	319		354		6.75%, 7/8/2017(f)	274	276
Navios Maritime Acquisition Corp / Navios					PL Propylene LLC, Term Loan B
Acquisition Finance US Inc					0.00%, 3/29/2017(f),(g)	281	282
8.63%, 11/1/2017	225		209		PolyOne Corp, Term Loan B
Navios Maritime Holdings Inc / Navios					5.00%, 12/20/2017(f)	344	345
Maritime Finance US Inc					5.00%, 12/20/2017(f)	5	5
8.88%, 11/1/2017	1,042		1,071
Navios South American Logistics Inc / Navios							$1,685
Logistics Finance US Inc					Commercial Services - 0.81%
9.25%, 4/15/2019	350		320		BakerCorp International Inc, Term Loan B
PHI Inc					4.75%, 5/27/2018(f)	299	298
8.63%, 10/15/2018	500		512		Cenveo Corp, Term Loan B-NEW
					6.25%, 12/21/2016(f)	675	676

See accompanying notes

Schedule of Investments High Yield Fund I

April 30, 2012 (unaudited)

	SENIOR FLOATING RATE INTERESTS	Principal				SENIOR FLOATING RATE INTERESTS	Principal
	(continued)	Amount (000's) Value (000's)				(continued)	Amount (000's) Value (000's)

	Commercial Services (continued)					Food (continued)
	Emergency Medical Services Corp, Term Loan					Dole Food Co Inc, Term Loan C2 (continued)
	B					5.00%, 7/8/2018(f)	$81	$81
	5.25%, 5/25/2018(f)	$2,337	$2,344			5.00%, 7/8/2018(f)	81	81
	Harland Clarke Holdings Corp, Term Loan B					5.00%, 7/8/2018(f)	81	81
	2.74%, 6/30/2014(f)	442	423			5.00%, 7/8/2018(f)	81	81
	2.74%, 6/30/2014(f)	425	407			6.00%, 7/8/2018(f)	16	16
	2.74%, 6/30/2014(f)	330	315			High Liner Foods Inc, Term Loan
	2.74%, 6/30/2014(f)	257	246			7.00%, 12/19/2017(f)	328	328
	2.74%, 6/30/2014(f)	310	296			7.00%, 12/19/2017(f)	6	6
	2.97%, 6/30/2014(f)	303	291					$1,277
	Monitronics International Inc, Term Loan B
	5.50%, 3/6/2018(f)	2,185	2,194			Hand & Machine Tools - 0.11%
	Pharmaceutical Product Development Inc,					Milacron Holdings Inc, Term Loan B
						7.50%, 4/17/2017(f)	1,481	1,477
	Term Loan
	6.25%, 10/10/2018(f)	2,943	2,971
			$10,461			Healthcare - Services - 0.04%
						Vanguard Health Holding Co II LLC, Term
	Computers - 0.02%					Loan B
	CDW LLC, Term Loan B-EXT					5.00%, 1/29/2016(f)	495	497
	4.00%, 7/15/2017(f)	305	300

						Insurance - 0.01%
	Diversified Financial Services - 0.26%					USI Holdings Corp, Term Loan
	Ocwen Financial Corp, Term Loan B					7.00%, 5/4/2014(f)	156	156
	7.00%, 9/1/2016(f)	1,505	1,516
	Springleaf Financial Funding Co, Term Loan
	5.50%, 5/10/2017(f)	1,900	1,800			Lodging - 0.53%
			$3,316			Caesars Entertainment Operating Co Inc, Term
						Loan B2
	Electric - 0.36%					3.24%, 1/28/2015(f)	1,448	1,374
	Texas Competitive Electric Holdings Co LLC,					Caesars Entertainment Operating Co Inc, Term
	Term Loan EXT					Loan B5
	4.74%, 10/10/2017(f)	4,239	2,335
						4.49%, 1/28/2018(f)	5,876	5,157
	Texas Competitive Electric Holdings Co LLC,					Caesars Entertainment Operating Co Inc, Term
	Term Loan NON-EXT					Loan B6
	3.74%, 10/10/2014(f)	3,389	1,940
						5.49%, 1/28/2018(f)	332	304
	TPF Generation Holdings LLC, Term Loan							$6,835
	4.72%, 12/15/2014(f)	415	402
			$4,677			Machinery - Diversified - 0.03%
						Edwards Cayman Islands II Ltd, Term Loan
	Electronics - 0.01%					5.50%, 5/31/2016(f)	422	420
	Sensus USA Inc, Term Loan
	8.50%, 5/11/2018(f)	150	148
					Media	- 1.31%
						Barrington Broadcasting Group LLC, Term
	Entertainment - 0.18%					Loan B
	CCM Merger Inc, Term Loan B					7.50%, 12/19/2017(f)	617	620
	6.00%, 2/1/2017(f)	867	869
						Bresnan Broadband Holdings LLC, Term Loan
	EMI Music Publishing, Term Loan					B
	0.00%, 3/1/2018(f),(g)	450	453
						4.50%, 12/6/2016(f)	190	190
	Mohegan Tribal Gaming, Term Loan					Charter Communications Operating LLC,
	9.00%, 3/31/2016(f)	925	943
						Term Loan D
			$2,265			4.00%, 4/4/2019(f)	2,273	2,264
	Environmental Control - 0.01%					Clear Channel Communications Inc, Term
	WCA Waste Corp, Term Loan B					Loan A
	0.00%, 3/8/2018(f),(g)	115	115			0.00%, 7/29/2014(f),(g)	1,160	1,076
						Clear Channel Communications Inc, Term
						Loan B
Food	- 0.10%					3.89%, 1/29/2016(f)	3,386	2,729
	Dole Food Co Inc, Term Loan B2					Entercom Radio LLC, Term Loan B
	5.00%, 7/8/2018(f)	54	54			6.25%, 11/23/2018(f)	473	476
	5.00%, 7/8/2018(f)	54	54			7.25%, 11/23/2018(f)	13	13
	5.00%, 7/8/2018(f)	54	54
						Hubbard Broadcasting Inc, Term Loan B
	5.00%, 7/8/2018(f)	54	54			5.25%, 4/11/2017(f)	521	524
	5.00%, 7/8/2018(f)	54	54
	5.00%, 7/8/2018(f)	54	54			Kabel Deutschland Vertrieb und Service
						GmbH, Term Loan F
	6.00%, 7/8/2018(f)	14	14			4.25%, 1/30/2019(f)	288	287
	Dole Food Co Inc, Term Loan C2					Newport Television LLC, Term Loan B
	5.00%, 7/8/2018(f)	54	54			9.00%, 9/14/2016(f)	2,186	2,188
	5.00%, 7/8/2018(f)	48	49			9.00%, 9/14/2016(f)	604	605
	5.00%, 7/8/2018(f)	81	81
	5.00%, 7/8/2018(f)	81	81
	See accompanying notes			217

Schedule of Investments
High Yield Fund I
April 30, 2012 (unaudited)

	SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
	(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

	Media (continued)			Retail (continued)
	Radio One Inc, Term Loan B			J Crew Group Inc, Term Loan B (continued)
	7.50%, 3/31/2016(f)	$1,187	$1,175	4.75%, 3/7/2018(f)	$1,202	$1,190
	7.50%, 3/31/2016(f)	67	67	Rite Aid Corp, Term Loan 5
	7.50%, 3/31/2016(f)	27	27	4.50%, 2/28/2018(f)	400	397
	TL Acquisitions Inc, Term Loan			Wendy's Restaurants, Term Loan B
	0.00%, 7/3/2014(f),(g)	2,679	2,449	0.00%, 4/3/2019(f),(g)	425	427
	2.49%, 7/3/2014(f)	634	579			$10,019
	Univision Communications Inc, Term Loan
	EXT			Semiconductors - 0.12%
	4.49%, 3/31/2017(f)	1,850	1,728	Freescale Semiconductor Inc, Term Loan
				4.49%, 12/1/2016(f)	1,159	1,135
			$16,997	NXP BV, Term Loan A2
	Mining - 0.03%			5.50%, 3/4/2017(f)	398	397
	Noranda Aluminum Acquisition Corp, Term					$1,532
	Loan B
	5.75%, 2/24/2019(f)	357	359	Software - 0.38%
				First Data Corp, Term Loan B1-OLD
				2.99%, 9/24/2014(f)	333	318
	Miscellaneous Manufacturing - 0.11%			First Data Corp, Term Loan B3-OLD
	Eastman Kodak Co, DIP Term Loan Multi-			2.99%, 9/24/2014(f)	1,053	1,006
	Draw			First Data Corp, Term Loan EXT-NEW
	8.50%, 7/26/2013(f)	234	238	5.24%, 3/24/2017(f)	1,786	1,704
	8.50%, 7/26/2013(f)	165	168	Sophia LP, Term Loan B
	Jacuzzi Brands Inc, Term Loan B			6.25%, 6/5/2018(f)	1,820	1,848
	0.37%, 2/7/2014(f)	24	13			$4,876
	2.60%, 2/7/2014(f)	266	146
	Trinseo Materials Operating SCA, Term Loan			Telecommunications - 0.44%
	B			Level 3 Financing Inc, Term Loan A-OLD
	6.00%, 8/2/2017(f)	974	908	2.49%, 10/31/2018(f)	500	496
	6.00%, 8/2/2017(f)	10	10	2.72%, 10/31/2018(f)	1,250	1,240
				5.75%, 10/31/2018(f)	1,500	1,489
			$1,483
				Level 3 Financing Inc, Term Loan B2
	Oil & Gas - 0.05%			5.67%, 9/1/2018(f)	730	740
	MEG Energy Corp, Term Loan B-NEW			Level 3 Financing Inc, Term Loan B3
	4.00%, 3/18/2018(f)	595	595	5.75%, 9/1/2018(f)	1,206	1,222
				5.75%, 9/1/2018(f)	435	441
	Pharmaceuticals - 0.06%			RCN Corp, Term Loan B
				0.00%, 8/26/2016(f),(g)	125	125
	Aptalis Pharma Inc, Delay-Draw Term Loan
B	-DD					$5,753
	5.50%, 2/10/2017(f)	701	693	TOTAL SENIOR FLOATING RATE INTERESTS		$94,870
	5.50%, 2/10/2017(f)	76	75		Maturity
				REPURCHASE AGREEMENTS - 9.38%	Amount (000's)	Value (000's)

	Pipelines - 0.06%			Banks- 9.38%
	Everest Acquisition LLC, Term Loan			Investment in Joint Trading Account; Credit	$25,675	$25,675
	0.00%, 4/10/2018(f),(g)	822	830	Suisse Repurchase Agreement; 0.16%
				dated 04/30/12 maturing 05/01/12
				(collateralized by US Government
	Real Estate - 0.07%			Securities; $26,188,659; 0.00% - 11.25%;
	Realogy Corp, SYNTH LOC EXT			dated 02/15/15 - 08/15/39)
	4.49%, 10/10/2016(f)	72	67
				Investment in Joint Trading Account; Deutsche	50,098	50,098
	Realogy Corp, SYNTH LOC NONEXT			Bank Repurchase Agreement; 0.20% dated
	3.30%, 10/10/2013(f)	4	4
				04/30/12 maturing 05/01/12 (collateralized
	Realogy Corp, Term Loan B-EXT			by US Government Securities;
	4.77%, 10/10/2016(f)	921	856
				$51,099,821; 0.00% - 8.20%; dated
			$927	05/01/12 - 07/15/37)
REITS	- 0.09%			Investment in Joint Trading Account; JP	18,787	18,786
	iStar Financial Inc, Term Loan A1			Morgan Repurchase Agreement; 0.18%
	5.00%, 6/28/2013(f)	772	771	dated 04/30/12 maturing 05/01/12
	5.00%, 6/28/2013(f)	439	439	(collateralized by US Government
				Securities; $19,162,433; 0.00% - 8.38%;
				dated 02/08/13 - 04/23/32)
	Retail - 0.77%
	Claire's Stores Inc, Term Loan B
	2.99%, 5/27/2014(f)	2,709	2,578
	3.30%, 5/27/2014(f)	1,166	1,110
	Gymboree Corp, Term Loan
	5.00%, 2/11/2018(f)	3,272	3,145
	J Crew Group Inc, Term Loan B
	4.75%, 3/7/2018(f)	584	579
	4.75%, 3/7/2018(f)	599	593

See accompanying notes

			Schedule of Investments
			High Yield Fund I
			April 30, 2012 (unaudited)

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value	(000	's)

Banks (continued)
Investment in Joint Trading Account; Merrill	$26,811		$26,811
Lynch Repurchase Agreement; 0.17%
dated 04/30/12 maturing 05/01/12
(collateralized by US Government Security;
$27,346,964; 1.50%; dated 07/31/16)
			$121,370
TOTAL REPURCHASE AGREEMENTS			$121,370
Total Investments			$1,133,514
Other Assets in Excess of Liabilities, Net - 12.42%			$160,722
TOTAL NET ASSETS - 100.00%			$1,294,236

(a) Non-Income Producing Security
(b)			Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $4,761 or 0.37% of net assets.
(c) Security is Illiquid
(d)			Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $274,942 or 21.24% of net assets.
(e)			Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(f) Variable Rate. Rate shown is in effect at April 30, 2012.
(g)			This Senior Floating Rate Note will settle after April 30, 2012, at which time the interest rate will be determined.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation			$41,798
Unrealized Depreciation			(25,946)
Net Unrealized Appreciation (Depreciation)			$15,852
Cost for federal income tax purposes			$1,117,662

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector			Percent
Financial			21 .43%
Communications			16 .41%
Consumer, Cyclical			11 .81%
Consumer, Non-cyclical			10 .47%
Energy			10 .41%
Industrial			5.80%
Basic Materials			4.74%
Utilities			3.62%
Technology			2.43%
Mortgage Securities			0.41%
Diversified			0.05%
Other Assets in Excess of Liabilities, Net			12 .42%
TOTAL NET ASSETS			100.00%

See accompanying notes

Schedule of Investments Income Fund April 30, 2012 (unaudited)

	COMMON STOCKS - 0.05%	Shares Held		Value	(000	's)		Principal

	Diversified Financial Services - 0.00%						BONDS (continued)	Amount (000's)	Value	(000	's)
	Adelphia Recovery Trust (a),(b),(c)		658,740		$—		Biotechnology - 1.54%
							Amgen Inc
	Pipelines 0.05%						3.88%, 11/15/2021	$13,000		$13,667
	EnergyMaintenance -Services LLC (a),(b),(c )	13,299,000			997		Gilead Sciences Inc
							4.40%, 12/01/2021	14,000		15,210

	TOTAL COMMON STOCKS				$997					$28,877
		Principal					Chemicals - 0.63%
BONDS	- 68.80%	Amount (000's)		Value	(000	's)	Airgas Inc
							4.50%, 09/15/2014	5,000		5,352
	Aerospace & Defense - 0.90%						7.13%, 10/01/2018	6,000		6,508
	Lockheed Martin Corp
	3.35%, 09/15/2021		$2,000		$2,056					$11,860
	5.50%, 11/15/2039		8,000		9,106		Commercial Services - 1.65%
	5.72%, 06/01/2040		3,795		4,402		Ceridian Corp
	Lockheed Martin Tactical Systems Inc						11.25%, 11/15/2015(e)	17,000		16,193
	7.63%, 06/15/2025		1,000		1,343		ERAC USA Finance LLC
					$16,907		4.50%, 08/16/2021(d)	2,000		2,087
							6.38%, 10/15/2017(d)	4,000		4,672
	Automobile Manufacturers - 0.39%						7.00%, 10/15/2037(d)	7,000		8,152
	New Flyer Industries Canada ULC
	14.00%, 08/19/2020(b),(c),(d)	CAD	7,000		7,369					$31,104
							Diversified Financial Services - 4.42%
							American Honda Finance Corp
	Automobile Parts & Equipment - 0.38%						3.80%, 09/20/2021(d)	10,000		10,537
	Accuride Corp
							DVI Inc
	9.50%, 08/01/2018		$6,750		7,172		0.00%,02/01/2004(a),(b)	8,125		1,456
							0.00%, 02/01/2004(a),(b)	400		72
Banks	- 10.11%						FUEL Trust
	Bank of America Corp						3.98%, 06/15/2016(d)	15,000		15,540
	5.42%, 03/15/2017		5,000		5,076		General Electric Capital Corp
	8.00%, 12/29/2049(e)		4,000		4,127		4.65%, 10/17/2021	9,000		9,785
	8.13%, 12/29/2049(e)		10,000		10,362		5.30%, 02/11/2021	2,000		2,202
	Citigroup Inc						International Lease Finance Corp
	3.95%, 06/15/2016		3,000		3,064		8.63%, 01/15/2022	3,000		3,432
	5.85%, 08/02/2016		12,000		12,984		8.75%, 03/15/2017(e)	13,000		14,592
	Goldman Sachs Group Inc/The						Jefferies Group Inc
	3.63%, 02/07/2016		5,000		5,027		5.13%, 04/13/2018	5,000		4,881
	5.25%, 07/27/2021		10,000		10,120		6.25%, 01/15/2036	9,000		7,852
	5.35%, 01/15/2016		2,000		2,128		8.50%, 07/15/2019	4,000		4,420
	ING Bank NV						Merrill Lynch & Co Inc
	3.75%, 03/07/2017(d)		2,000		1,976		5.00%, 01/15/2015	3,000		3,132
	4.00%, 03/15/2016(d)		7,000		7,102		6.50%, 07/15/2018	2,000		2,185
	5.00%, 06/09/2021(d)		9,000		9,168		6.75%, 06/01/2028	2,000		2,173
	JP Morgan Chase & Co						QHP Royalty Sub LLC
	5.13%, 09/15/2014		12,000		12,888		10.25%, 03/15/2015(b),(d)	927		932
	7.90%, 04/29/2049(e)		5,000		5,478					$83,191
	Lloyds TSB Bank PLC
	4.20%, 03/28/2017		6,000		6,087		Electric - 7.23%
	6.38%, 01/21/2021		14,000		15,135		Dominion Resources Inc/VA
	Morgan Stanley						5.00%, 03/15/2013	10,000		10,368
	3.80%, 04/29/2016		4,000		3,911		Edison Mission Energy
	4.75%, 04/01/2014		5,000		5,040		7.20%, 05/15/2019	13,000		7,962
	5.50%, 07/28/2021		5,000		4,888		Exelon Generation Co LLC
	6.25%, 08/09/2026		7,000		6,892		6.20%, 10/01/2017	9,000		10,575
	PNC Financial Services Group Inc						6.25%, 10/01/2039	3,000		3,477
	6.75%, 08/01/2049(e)		18,000		18,867		GenOn Americas Generation LLC
	US Bancorp						8.50%, 10/01/2021	8,500		7,650
	3.00%, 03/15/2022		2,000		2,030		GenOn Energy Inc
	4.13%, 05/24/2021		3,000		3,325		9.88%, 10/15/2020	6,500		6,110
	US Bank NA/Cincinnati OH						LG&E and KU Energy LLC
	4.95%, 10/30/2014		6,000		6,563		3.75%, 11/15/2020	5,000		5,093
							4.38%, 10/01/2021(d)	1,000		1,056
	Wells Fargo & Co
	4.63%, 04/15/2014		11,000		11,607		Metropolitan Edison Co
	7.98%, 03/29/2049(e)		15,000		16,275		4.95%, 03/15/2013	7,000		7,223
					$190,120		Nisource Finance Corp
							5.25%, 09/15/2017	2,000		2,241
	Beverages - 0.70%						5.40%, 07/15/2014	5,000		5,425
	Anheuser-Busch InBev Worldwide Inc						6.13%, 03/01/2022	5,000		5,971
	7.75%, 01/15/2019		10,000		13,231		6.15%, 03/01/2013	5,000		5,209
							Ohio Edison Co
							5.45%, 05/01/2015	5,000		5,495

See accompanying notes

Schedule of Investments Income Fund April 30, 2012 (unaudited)

		Principal								Principal
	BONDS (continued)	Amount (000's)		Value	(000	's)		BONDS (continued)		Amount (000's)	Value	(000	's)

	Electric (continued)							Insurance (continued)
	Oncor Electric Delivery Co LLC							Prudential Financial Inc	(continued)
	7.00%, 09/01/2022		$15,000		$18,327			5.38%, 06/21/2020		$2,000		$2,248
	PacifiCorp							7.38%, 06/15/2019		4,000		4,979
	4.95%, 08/15/2014		5,000		5,461			8.88%, 06/15/2038(e)		12,000		14,235
	5.25%, 06/15/2035		5,000		5,724							$55,377
	6.25%, 10/15/2037		2,000		2,634
	PPL Energy Supply LLC							Iron & Steel - 1.78%
	4.60%, 12/15/2021		6,000		6,205			Allegheny Technologies Inc
	6.50%, 05/01/2018		3,000		3,446			5.95%, 01/15/2021		16,000		17,733
	Southwestern Electric Power Co							ArcelorMittal
	5.38%, 04/15/2015		6,500		7,067			5.50%, 03/01/2021		16,000		15,759
	Tucson Electric Power Co											$33,492
	5.15%, 11/15/2021		3,000		3,243			Leisure Products & Services - 1.33%
					$135,962			Royal Caribbean Cruises Ltd
	Entertainment - 0.89%							6.88%, 12/01/2013		6,000		6,345
	Gateway Casinos & Entertainment Ltd							7.25%, 03/15/2018		5,000		5,338
	8.88%, 11/15/2017(d)	CAD	2,500		2,613			Seven Seas Cruises S de RL LLC
								9.13%, 05/15/2019(d)		13,000		13,292
	Peninsula Gaming LLC / Peninsula Gaming
	Corp											$24,975
	10.75%, 08/15/2017		$12,750		14,057			Lodging - 1.63%
					$16,670			Boyd Gaming Corp
	Environmental Control - 0.84%							9.13%, 12/01/2018		17,000		17,850
	Republic Services Inc							MGM Resorts International
	3.80%, 05/15/2018		2,000		2,171			13.00%, 11/15/2013		10,000		11,600
	5.00%, 03/01/2020		12,000		13,694			11.13%, 11/15/2017		1,000		1,132
					$15,865							$30,582

Food	- 0.34%						Media	- 2.50%
	Corn Products International Inc							Comcast Corp
	4.63%, 11/01/2020		6,000		6,449			5.15%, 03/01/2020		2,000		2,334
								6.45%, 03/15/2037		7,000		8,516
								6.95%, 08/15/2037		3,000		3,814
	Forest Products & Paper - 0.66%							Historic TW Inc
	Plum Creek Timberlands LP							9.15%, 02/01/2023		5,260		7,246
	4.70%, 03/15/2021		12,000		12,372			News America Inc
								6.40%, 12/15/2035		8,000		9,155
Gas	- 0.99%							Time Warner Cable Inc
	Sempra Energy							4.00%, 09/01/2021		2,000		2,076
	2.30%, 04/01/2017		9,000		9,232			4.13%, 02/15/2021		2,000		2,104
	6.00%, 02/01/2013		9,000		9,351			5.00%, 02/01/2020		2,000		2,230
					$18,583			6.55%, 05/01/2037		6,000		6,987
								7.30%, 07/01/2038		2,000		2,542
	Healthcare - Services - 2.29%											$47,004
	Alliance HealthCare Services Inc
	8.00%, 12/01/2016		22,000		16,280			Mining - 0.94%
	HCA Inc							Xstrata Canada Corp
	7.50%, 02/15/2022		3,000		3,229			6.00%, 10/15/2015		12,000		13,406
	7.50%, 11/06/2033		1,700		1,615			Xstrata Finance Canada Ltd
								4.95%, 11/15/2021(d)		4,000		4,197
	HealthSouth Corp
	7.25%, 10/01/2018		2,000		2,120							$17,603
	7.75%, 09/15/2022		6,000		6,465			Oil & Gas - 4.65%
	Multiplan Inc							BG Energy Capital PLC
	9.88%, 09/01/2018(d)		6,000		6,510			2.88%, 10/15/2016(d)		2,000		2,095
	Tenet Healthcare Corp							4.00%, 10/15/2021(d)		2,500		2,674
	10.00%, 05/01/2018		6,000		6,930			Bill Barrett Corp
					$43,149			7.63%, 10/01/2019		5,500		5,555
	Insurance - 2.94%							BP Capital Markets PLC
	Aspen Insurance Holdings Ltd							4.75%, 03/10/2019		14,000		15,892
	6.00%, 08/15/2014		2,500		2,678			Nabors Industries Inc
	6.00%, 12/15/2020		4,500		4,720			5.00%, 09/15/2020		14,000		15,230
	Berkshire Hathaway Inc							Petrobras International Finance Co - Pifco
	3.75%, 08/15/2021		5,000		5,287			5.38%, 01/27/2021		3,000		3,286
	Farmers Insurance Exchange							Petro-Canada
	6.00%, 08/01/2014(d)		6,000		6,313			4.00%, 07/15/2013		3,000		3,105
	Fidelity National Financial Inc							9.25%, 10/15/2021		8,500		11,954
	6.60%, 05/15/2017		12,000		12,784			Phillips 66
								4.30%, 04/01/2022(d)		4,750		4,954
	Prudential Financial Inc
	4.50%, 11/16/2021		2,000		2,133			Rowan Cos Inc
								5.00%, 09/01/2017		14,000		15,110

See accompanying notes

Schedule of Investments Income Fund April 30, 2012 (unaudited)

		Principal					Principal
	BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

	Oil & Gas (continued)					REITS (continued)
	XTO Energy Inc					Healthcare Realty Trust Inc
	6.75%, 08/01/2037	$5,000		$7,554		5.13%, 04/01/2014	$2,000		$2,083
				$87,409		5.75%, 01/15/2021	2,000		2,088
						6.50%, 01/17/2017	12,500		13,793
	Oil & Gas Services - 1.28%					Kimco Realty Corp
	Schlumberger Investment SA					6.88%, 10/01/2019	12,000		14,181
	3.30%, 09/14/2021(d)	6,000		6,223
						Nationwide Health Properties Inc
	Weatherford International Ltd/Bermuda					6.00%, 05/20/2015	12,000		13,166
	4.50%, 04/15/2022	2,750		2,838		Shurgard Storage Centers LLC
	5.13%, 09/15/2020	14,000		15,002		5.88%, 03/15/2013	9,000		9,285
				$24,063		Simon Property Group LP
	Packaging & Containers - 0.62%					4.38%, 03/01/2021	3,000		3,256
	Sealed Air Corp					10.35%, 04/01/2019	9,000		12,485
	5.63%, 07/15/2013(d)	4,000		4,123		Ventas Realty LP / Ventas Capital Corp
	7.88%, 06/15/2017	7,000		7,575		4.00%, 04/30/2019	3,000		3,051
				$11,698		4.25%, 03/01/2022	1,000		991
									$151,998
	Pharmaceuticals - 0.47%
	Elan Finance PLC / Elan Finance Corp					Retail - 1.67%
	8.75%, 10/15/2016	3,000		3,308		Asbury Automotive Group Inc
	8.75%, 10/15/2016	5,000		5,513		8.38%, 11/15/2020	2,500		2,722
				$8,821		Neiman Marcus Group Inc/The
						10.38%, 10/15/2015	13,000		13,618
	Pipelines - 2.82%					Sonic Automotive Inc
	DCP Midstream Operating LP					9.00%, 03/15/2018	13,750		14,987
	4.95%, 04/01/2022	6,750		6,955					$31,327
	El Paso Natural Gas Co
	7.50%, 11/15/2026	10,000		12,022		Savings & Loans - 0.73%
	Enterprise Products Operating LLC					First Niagara Financial Group Inc
	6.38%, 02/01/2013	2,500		2,597		6.75%, 03/19/2020	3,500		3,901
	Express Pipeline LP					7.25%, 12/15/2021	9,000		9,905
	7.39%, 12/31/2017(d)	6,716		7,373					$13,806
	Southern Natural Gas Co LLC					Telecommunications - 1.83%
	8.00%, 03/01/2032	4,000		5,164		Corning Inc
	Tennessee Gas Pipeline Co					4.25%, 08/15/2020	10,000		10,945
	8.38%, 06/15/2032	2,000		2,647		4.75%, 03/15/2042	4,000		3,994
	TransCanada PipeLines Ltd					5.90%, 03/15/2014	1,367		1,477
	6.10%, 06/01/2040	5,000		6,402		Qwest Corp
	7.25%, 08/15/2038	7,000		9,909		6.75%, 12/01/2021	16,000		18,024
				$53,069					$34,440

	Real Estate - 0.97%					Transportation - 0.60%
	WEA Finance LLC					Trailer Bridge Inc
	4.63%, 05/10/2021(d)	4,000		4,146
						0.00%, 05/01/2012(a)	12,000		9,600
	WEA Finance LLC / WT Finance Aust Pty					6.52%, 03/30/2023	768		901
	Ltd					7.07%, 09/30/2022(c)	709		818
	6.75%, 09/02/2019(d)	12,000		14,066
									$11,319
				$18,212		TOTAL BONDS			$1,294,076
REITS	- 8.08%						Principal
	Alexandria Real Estate Equities Inc					CONVERTIBLE BONDS - 0.24%	Amount (000's)	Value	(000	's)
	4.60%, 04/01/2022	4,500		4,519
	Arden Realty LP					Pharmaceuticals - 0.24%
	5.25%, 03/01/2015	8,000		8,650		Omnicare Inc
	BioMed Realty LP					3.25%, 12/15/2035	4,682		4,471
	3.85%, 04/15/2016	6,000		6,227
	6.13%, 04/15/2020	8,000		9,057		TOTAL CONVERTIBLE BONDS			$4,471
	Duke Realty LP					SENIOR FLOATING RATE INTERESTS -	Principal
	8.25%, 08/15/2019	13,000		16,213		1.73%	Amount (000's) Value (000's)
	HCP Inc					Entertainment - 0.28%
	3.75%, 02/01/2019	5,000		5,039		CCM Merger Inc, Term Loan B
	5.38%, 02/01/2021	3,000		3,305		6.00%, 02/01/2017(e)	$5,204		$5,214
	6.00%, 03/01/2015	1,750		1,900
	6.45%, 06/25/2012	3,000		3,023
	7.07%, 06/08/2015	2,250		2,520		Lodging - 1.09%
	Health Care REIT Inc					Station GVR Acquisition LLC, Term Loan
						6.25%, 05/27/2016(e)	6,272		6,209
	4.95%, 01/15/2021	3,000		3,115		10.00%, 05/27/2017(e)	14,500		14,392
	6.00%, 11/15/2013	8,000		8,485
	6.13%, 04/15/2020	2,000		2,238					$20,601
	6.20%, 06/01/2016	3,000		3,328

See accompanying notes

Schedule of Investments
Income Fund
April 30, 2012 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal				U.S. GOVERNMENT & GOVERNMENT	Principal
(continued)	Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)

Transportation - 0.36%					Federal National Mortgage Association (FNMA) (continued)
Trailer Bridge Inc, Term Loan					7.45%, 06/01/2016(g)	$16	$16
10.00%, 04/02/2016(c),(e),(f)	$6,750		$6,750				$252,329
					Government National Mortgage Association (GNMA) -
TOTAL SENIOR FLOATING RATE INTERESTS			$32,565		0.07%
U.S. GOVERNMENT & GOVERNMENT	Principal				6.00%, 05/20/2032(e)	1,070	1,211
AGENCY OBLIGATIONS - 24.56%	Amount (000's)	Value	(000	's)	7.00%, 06/20/2031	166	200
Federal Home Loan Mortgage Corporation (FHLMC) -							$1,411
7.93%
3.50%, 10/01/2041(g)	$15,048		$15,614		U.S. Treasury - 3.14%
3.50%, 04/01/2042(g)	15,000		15,564		0.88%, 02/28/2017	5,000	5,024
4.00%, 04/01/2039(g)	12,893		13,846		1.38%, 11/30/2018	5,000	5,052
4.50%, 08/01/2033(g)	3,226		3,447		1.75%, 05/31/2016	10,000	10,456
4.50%, 08/01/2033(g)	6,674		7,132		2.00%, 11/15/2021	10,000	10,110
4.50%, 08/01/2033(g)	4,826		5,157		2.63%, 11/15/2020	6,000	6,465
4.50%, 05/01/2039(g)	12,219		13,037		3.63%, 02/15/2020	15,000	17,373
4.50%, 06/01/2039(g)	7,053		7,684		3.75%, 08/15/2041	4,000	4,516
4.50%, 07/01/2039(g)	16,928		18,400				$58,996
5.00%, 08/01/2035(g)	3,766		4,117		TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
5.00%, 11/01/2035(g)	5,974		6,467		OBLIGATIONS		$461,860
5.00%, 10/01/2038(g)	11,484		12,310			Maturity
5.50%, 11/01/2017(g)	1,294		1,407		REPURCHASE AGREEMENTS - 5.59%	Amount (000's)	Value(000	's)
5.50%, 01/01/2018(g)	422		459
5.50%, 05/01/2031(g)	506		555		Banks- 5.59%
5.50%, 06/01/2035(g)	4,890		5,356		Investment in Joint Trading Account; Credit	$22,245	$22,245
5.50%, 01/01/2036(g)	6,281		6,913		Suisse Repurchase Agreement; 0.16%
5.50%, 04/01/2036(g)	5,679		6,289		dated 04/30/12 maturing 05/01/12
6.00%, 03/01/2031(g)	114		128		(collateralized by US Government
6.00%, 05/01/2032(g)	660		739		Securities; $22,689,581; 0.00% - 11.25%;
6.00%, 06/01/2038(g)	2,688		2,996		dated 02/15/15 - 08/15/39)
6.50%, 01/01/2029(g)	166		191		Investment in Joint Trading Account; Deutsche	43,405	43,404
6.50%, 05/01/2029(g)	304		349		Bank Repurchase Agreement; 0.20% dated
6.50%, 06/01/2029(g)	385		442		04/30/12 maturing 05/01/12 (collateralized
6.50%, 06/01/2029(g)	149		171		by US Government Securities;
6.50%, 08/01/2029(g)	125		144		$44,272,351; 0.00% - 8.20%; dated
7.00%, 01/01/2032(g)	178		210		05/01/12 - 07/15/37)
					Investment in Joint Trading Account; JP	16,277	16,277
			$149,124		Morgan Repurchase Agreement; 0.18%
Federal National Mortgage Association (FNMA) - 13.42%					dated 04/30/12 maturing 05/01/12
3.50%, 12/01/2040(g)	13,572		14,108		(collateralized by US Government
3.50%, 01/01/2041(g)	11,305		11,752		Securities; $16,602,132; 0.00% - 8.38%;
3.50%, 01/01/2041(g)	13,795		14,340		dated 02/08/13 - 04/23/32)
3.50%, 12/01/2041(g)	13,592		14,129		Investment in Joint Trading Account; Merrill	23,229	23,228
3.50%, 01/01/2042(g)	12,849		13,381		Lynch Repurchase Agreement; 0.17%
3.50%, 03/01/2042(g)	13,961		14,515		dated 04/30/12 maturing 05/01/12
4.00%, 03/01/2039(g)	12,248		12,968		(collateralized by US Government Security;
4.00%, 08/01/2040(g)	11,578		12,258		$23,693,124; 1.50%; dated 07/31/16)
4.00%, 09/01/2040(g)	17,629		18,833				$105,154
4.00%, 11/01/2040(g)	11,627		12,311		TOTAL REPURCHASE AGREEMENTS		$105,154
4.00%, 11/01/2040(g)	7,020		7,432		Total Investments		$1,899,123
4.00%, 10/01/2041(g)	14,404		15,257		Liabilities in Excess of Other Assets, Net - (0.97)%		$(18,289)
4.50%, 06/01/2039(g)	9,254		9,913		TOTAL NET ASSETS - 100.00%		$1,880,834
4.50%, 08/01/2039(g)	6,604		7,220
4.50%, 05/01/2040(g)	11,113		12,041
5.00%, 01/01/2018(g)	1,120		1,217		(a) Non-Income Producing Security
5.00%, 10/01/2032(g)	1,398		1,521		(b) Security is Illiquid
5.00%, 08/01/2035(g)	12,266		13,337		(c)	Market value is determined in accordance with procedures established in
5.00%, 04/01/2039(g)	5,962		6,591		good faith by the Board of Directors. At the end of the period, the value of
5.00%, 12/01/2039(g)	5,477		5,958		these securities totaled $15,934 or 0.85% of net assets.
5.00%, 04/01/2040(g)	10,018		11,095		(d)	Security exempt from registration under Rule 144A of the Securities Act of
5.00%, 06/01/2040(g)	8,501		9,415		1933. These securities may be resold in transactions exempt from
5.50%, 03/01/2033(g)	1,014		1,118		registration, normally to qualified institutional buyers. Unless otherwise
5.50%, 02/01/2035(g)	8,685		9,588		indicated, these securities are not considered illiquid. At the end of the
6.00%, 04/01/2032(g)	340		381		period, the value of these securities totaled $147,170 or 7.82% of net
6.50%, 09/01/2028(g)	58		67		assets.
6.50%, 11/01/2028(g)	65		75		(e)	Variable Rate. Rate shown is in effect at April 30, 2012.
6.50%, 05/01/2031(g)	58		67		(f)	All or a portion of the loan is unfunded. See Notes to Financial Statements
6.50%, 04/01/2032(g)	672		770		for additional information.
6.50%, 05/01/2032(g)	567		649		(g)	This entity was put into conservatorship by the US Government in 2008.
7.00%, 01/01/2030(g)	5		6		See Notes to Financial Statements for additional information.

See accompanying notes

Schedule of Investments
Income Fund
April 30, 2012 (unaudited)

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$126,656
Unrealized Depreciation	(18,236)
Net Unrealized Appreciation (Depreciation)	$108,420
Cost for federal income tax purposes	$1,790,703

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Financial	32 .84%
Mortgage Securities	21 .42%
Energy	8.80%
Utilities	8.22%
Consumer, Cyclical	7.66%
Consumer, Non-cyclical	7.23%
Communications	4.33%
Basic Materials	4.01%
Industrial	3.32%
Government	3.14%
Liabilities in Excess of Other Assets, Net	(0.97)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Inflation Protection Fund
April 30, 2012 (unaudited)

		Principal					Principal
BONDS	- 1.52%	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Banks	- 0.01%					Mortgage Backed Securities (continued)
	HSBC USA Capital Trust I					Impac Secured Assets CMN Owner Trust
	7.81%, 12/15/2026(a)	$100		$100		0.41%, 09/25/2036(b)	$1,139		$685
						Indymac Index Mortgage Loan Trust
						0.42%, 02/25/2037(b)	1,460		1,188
	Home Equity Asset Backed Securities - 0.02%

	First NLC Trust					JP Morgan Alternative Loan Trust
	0.54%, 09/25/2035(b)	34		34		0.39%, 03/25/2037(b),(c)	1,282		747
	New Century Home Equity Loan Trust					Merrill Lynch / Countrywide Commercial
	0.53%, 03/25/2035(b),(c)	55		51		Mortgage Trust
						0.26%, 07/12/2046(a),(b)	15,715		193
	Option One Mortgage Loan Trust
	0.69%, 03/25/2037(b),(c)	2,000		60		Merrill Lynch Alternative Note Asset Trust
						0.45%, 04/25/2037(b),(c)	3,685		1,461
	1.24%, 02/25/2035(b)	23		3
						Morgan Stanley Capital I
				$148		0.84%, 12/20/2046(a),(b),(c)	200		—
	Mortgage Backed Securities - 1.34%					WaMu Mortgage Pass Through Certificates
	Bear Stearns Alt-A Trust					0.46%, 08/25/2046(b)	304		40
	0.41%, 04/25/2037(b)	864		366		0.61%, 01/25/2045(b)	120		87
	Bear Stearns Commercial Mortgage					Washington Mutual Alternative Mortgage
	Securities					Pass-Through Certificates
	7.00%, 05/20/2030	53		54		0.52%, 06/25/2046(b)	64		1
	Chase Mortgage Finance Corp								$10,735
	2.88%, 07/25/2037(b)	258		231
	Citigroup/Deutsche Bank Commercial					Other Asset Backed Securities - 0.15%
						Ameriquest Mortgage Securities Inc
	Mortgage Trust					0.55%, 04/25/2034(b)	271		201
	0.57%, 12/11/2049(a),(b)	6,781		92
	0.67%, 10/15/2048(b)	25,849		196		Argent Securities Inc
						0.36%, 04/25/2036(b)	37		11
	Countrywide Alternative Loan Trust
	0.45%, 05/25/2047(b)	3,003		885		Carrington Mortgage Loan Trust
						0.47%, 12/25/2035(b)	11		11
	0.50%, 07/25/2046(b)	1,279		696
	0.52%, 06/25/2036(b)	236		7		Countrywide Asset-Backed Certificates
						0.49%, 03/25/2036(b),(c)	801		478
	0.66%, 12/25/2035(b)	313		37
						0.61%, 02/25/2036(b)	29		28
	Fannie Mae REMICS					0.74%, 02/25/2037(b),(c)	3,000		49
	0.44%, 01/25/2023(b)	7		7
						1.36%, 12/25/2032(b)	59		41
	0.49%, 11/25/2022(b)	5		5
	0.49%, 03/25/2035(b)	56		56		Fannie Mae Grantor Trust
						0.38%, 04/25/2035(b)	74		74
	0.54%, 02/25/2018(b)	8		8
	0.54%, 03/25/2018(b)	79		79		Fannie Mae Whole Loan
						0.54%, 11/25/2033(b)	3		3
	0.54%, 02/25/2032(b)	11		11
						First-Citizens Home Equity Loan LLC
	Fannie Mae Whole Loan					0.45%, 09/15/2022(a),(b)	213		199
	0.39%, 05/25/2035(b),(c)	15		14
	0.44%, 05/25/2035(b),(c)	57		56		Long Beach Mortgage Loan Trust
						0.77%, 06/25/2034(b),(c)	183		138
	0.69%, 02/25/2047(b)	57		58
	Freddie Mac REMICS								$1,233
	0.49%, 03/15/2023(b)	31		31		TOTAL BONDS			$12,216
	0.54%, 02/15/2018(b)	99		99		U.S. GOVERNMENT & GOVERNMENT	Principal
	0.54%, 06/15/2018(b)	101		101		AGENCY OBLIGATIONS - 97.22%	Amount (000's)	Value	(000	's)
	0.64%, 09/15/2033(b)	152		152		U.S. Treasury - 2.51%
	0.69%, 06/15/2023(b)	32		32		0.88%, 02/28/2017	$20,000		$20,097
	G Force RR LLC
	0.54%, 12/25/2039(a),(b),(c),(d)	1,000		585
	Ginnie Mae					U.S. Treasury Inflation-Indexed Obligations - 94.71%
	0.59%, 10/20/2031(b)	60		60		0.13%, 04/15/2016	118,961		126,099
	0.77%, 03/16/2047(b)	4,010		153		0.13%, 04/15/2017	7,678		8,220
	1.20%, 10/16/2012(b)	829		4		0.13%, 01/15/2022	23,663		24,746
	4.51%, 10/16/2028(b)	198		200		0.50%, 04/15/2015	43,390		45,939
	Greenwich Capital Commercial Funding					0.63%, 04/15/2013	1,411		1,438
	Corp					0.63%, 07/15/2021	24,027		26,527
	0.50%, 03/10/2039(a),(b)	49,539		550		0.75%, 02/15/2042	20,317		20,368
	GSC Capital Corp Mortgage Trust					1.13%, 01/15/2021	8,966		10,283
	0.50%, 02/25/2036(b),(c)	105		7		1.25%, 04/15/2014	21,504		22,668
	GSR Mortgage Loan Trust					1.25%, 07/15/2020	2,422		2,815
	0.50%, 08/25/2046(b)	213		38		1.38%, 07/15/2018	2,381		2,759
	Homebanc Mortgage Trust					1.38%, 01/15/2020	21,165		24,706
	0.58%, 01/25/2036(b)	692		429		1.63%, 01/15/2015	1,818		1,976
	Impac CMB Trust					1.63%, 01/15/2018	7,911		9,185
	0.49%, 05/25/2037(b),(c)	1,015		854		1.75%, 01/15/2028	22,957		28,287
	0.86%, 04/25/2035(b)	199		128		1.88%, 07/15/2013	20,273		21,198
	1.00%, 08/25/2035(b),(c)	42		9		1.88%, 07/15/2015	14,617		16,276
	1.22%, 10/25/2034(b),(c)	31		22		1.88%, 07/15/2019	6,969		8,404
	2.56%, 10/25/2034(b),(c)	63		21		2.00%, 01/15/2014(e)	20,884		22,168
						2.00%, 07/15/2014	15,063		16,321

See accompanying notes

			Schedule of Investments
			Inflation Protection Fund
			April 30, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)

U.S. Treasury Inflation-Indexed Obligations (continued)
2.00%, 01/15/2016	$5,110		$5,776
2.00%, 01/15/2026(e)	7,261		9,159
2.13%, 01/15/2019	10,183		12,340
2.13%, 02/15/2040	19,728		26,993
2.13%, 02/15/2041	23,577		32,407
2.38%, 01/15/2017	7,996		9,420
2.38%, 01/15/2025(e)	39,110		51,036
2.38%, 01/15/2027	13,711		18,130
2.50%, 07/15/2016	24,741		28,953
2.50%, 01/15/2029	11,765		16,034
2.63%, 07/15/2017	1,208		1,463
3.00%, 07/15/2012	21,510		21,842
3.38%, 04/15/2032	3,425		5,406
3.63%, 04/15/2028	25,477		38,715
3.88%, 04/15/2029	25,579		40,626
			$758,683
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS			$778,780
Total Investments			$790,996
Other Assets in Excess of Liabilities, Net - 1.26%			$10,079
TOTAL NET ASSETS - 100.00%			$801,075

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $1,719 or 0.21% of net assets.
(b)	Variable Rate. Rate shown is in effect at April 30, 2012.
(c)	Security is Illiquid
(d)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $585 or 0.07% of net assets.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $958 or 0.12% of net assets.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$38,729
Unrealized Depreciation	(15,539)
Net Unrealized Appreciation (Depreciation)	$23,190
Cost for federal income tax purposes	$767,806

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Government	97 .22%
Mortgage Securities	1.35%
Asset Backed Securities	0.16%
Financial	0.01%
Other Assets in Excess of Liabilities, Net	1.26%
TOTAL NET ASSETS	100.00%

See accompanying notes

	Schedule of Investments
Inflation Protection Fund
April 30, 2012 (unaudited)

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value		Appreciation/(Depreciation)
US 10 Year Note; June 2012	Long	683	$89,011		$90,348	$1,337
US 5 Year Note; June 2012	Short	66	8,156		8,171	(15)
US Long Bond; June 2012	Short	197	28,060		28,146	(86)
US Ultra Bond; June 2012	Short	188	29,318		29,669	(351)
Total						$885

All dollar amounts are shown in thousands (000's)

Interest Rate Swaps

		(Pay)/Receive			Notional	Unrealized
Counterparty (Issuer)	Floating Rate Index	Floating Rate	Fixed Rate	Expiration Date	Amount	Appreciation/(Depreciation)
Barclays Bank PLC	3 Month LIBOR	Receive	2.85%	03/05/2042	$2,000	$(15)
Barclays Bank PLC	3 Month LIBOR	Receive	1.13%	04/23/2017	12,000	13
Barclays Bank PLC	3 Month LIBOR	Receive	2.26%	12/05/2021	9,100	(229)
Barclays Bank PLC	3 Month LIBOR	Receive	2.23%	12/06/2021	500	(11)
Barclays Bank PLC	US CPI Urban Consumers NAS(CPURNSA)	Pay	2.48%	10/25/2020	4,000	(204)
Barclays Bank PLC	US CPI Urban Consumers NAS(CPURNSA)	Receive	1.86%	10/25/2015	7,500	430
Barclays Bank PLC	US CPI Urban Consumers NAS(CPURNSA)	Pay	2.66%	06/23/2021	10,000	(78)
Total						$(94)

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
International Emerging Markets Fund
April 30, 2012 (unaudited)

COMMON STOCKS - 94.77%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Agriculture - 3.09%			Coal - 0.38%
Bunge Ltd	105,409	$6,799	Exxaro Resources Ltd	233,564		$6,227
Golden Agri-Resources Ltd	21,614,000	12,794
ITC Ltd	2,360,295	10,984
KT&G Corp	139,654	9,584	Commercial Services - 1.53%
			Cielo SA	479,243		14,396
Souza Cruz SA	702,744	10,920	Multiplus SA	265,911		5,787
		$51,081	Obrascon Huarte Lain Brasil SA	598,500		5,171
Airlines - 0.81%						$25,354
Air China Ltd	15,328,000	11,071
Asiana Airlines Inc (a)	426,650	2,407	Computers - 2.27%
			Asustek Computer Inc	1,045,000		10,498
		$13,478	Lenovo Group Ltd	16,404,000		15,687
Automobile Manufacturers - 5.41%			Tata Consultancy Services Ltd	482,169		11,372
Great Wall Motor Co Ltd	3,131,500	6,721				$37,557
Hyundai Motor Co	136,863	32,309
Kia Motors Corp	305,249	22,399	Distribution & Wholesale - 0.36%
Tata Motors Ltd	3,805,463	22,746	LG International Corp	145,129		5,917
UMW Holdings Bhd	2,045,600	5,300
		$89,475	Diversified Financial Services - 2.99%
			China Everbright Ltd	5,812,000		9,174
Automobile Parts & Equipment - 0.99%			Fubon Financial Holding Co Ltd	8,042,883		8,321
Hankook Tire Co Ltd	244,060	10,296	Hana Financial Group Inc	427,630		14,578
Iochpe-Maxion SA	346,898	6,005	Indiabulls Financial Services Ltd	1,400,804		6,438
		$16,301	KB Financial Group Inc	127,730		4,322
Banks - 14.91%			KGI Securities Co Ltd (c)	293,102		2,714
ABSA Group Ltd	704,722	14,523	Samsung Card Co Ltd	127,440		3,901
Agricultural Bank of China Ltd	14,772,000	6,986				$49,448
Banco de Chile	60,924,203	9,478	Electric - 0.67%
Banco do Brasil SA	466,341	5,786	Tenaga Nasional BHD	5,196,400		11,033
BanColombia SA ADR	111,411	7,557
Bangkok Bank PCL	1,977,800	12,447
Bank Mandiri Persero Tbk PT	267	—	Electrical Components & Equipment - 0.89%
Bank Negara Indonesia Persero Tbk PT	21,477,500	9,369	Harbin Electric Co Ltd	5,668,000		5,885
Bank of China Ltd	25,821,400	10,753	Simplo Technology Co Ltd	1,168,200		8,895
China Citic Bank Corp Ltd	15,204,000	9,634				$14,780
China Construction Bank Corp	16,122,722	12,512
China Minsheng Banking Corp Ltd	18,027,500	18,655	Electronics - 2.22%
			Hon Hai Precision Industry Co Ltd	6,044,887		19,006
Credicorp Ltd	74,337	9,731	LG Display Co Ltd (a)	282,010		6,226
FirstRand Ltd	4,971,130	16,167
Grupo Financiero Banorte SAB de CV	2,267,000	10,933	Radiant Opto-Electronics Corp	624,184		2,604
ICICI Bank Ltd ADR	424,486	14,386	Samsung Electro-Mechanics Co Ltd	92,430		8,891
Industrial & Commercial Bank of China	35,679,330	23,707				$36,727
Industrial Bank of Korea	749,280	8,228	Engineering & Construction - 2.33%
Kasikornbank PCL	1,549,973	8,191	China Communications Construction Co Ltd	9,286,000		9,253
Malayan Banking Bhd	1,168,616	3,328	China Railway Construction Corp Ltd	13,832,000		10,972
Sberbank of Russia (b)	7,942,500	25,362	Daelim Industrial Co Ltd	114,559		10,545
Turkiye Vakiflar Bankasi Tao	2,223,486	3,991	Grupo Aeroportuario del Sureste SAB de CV	94,207		7,717
Yes Bank Ltd	738,907	4,892	ADR
		$246,616				$38,487

Beverages - 2.14%			Food - 3.20%
Cia de Bebidas das Americas ADR	512,219	21,503	Charoen Pokphand Foods PCL (b)	10,454,600		13,821
Fomento Economico Mexicano SAB de CV	170,603	13,863	CJ CheilJedang Corp	25,617		8,463
ADR			Cosan SA Industria e Comercio	689,300		11,995
		$35,366	Gruma SAB de CV (a)	1,101,595		3,017
			Grupo Bimbo SAB de CV	1,367,000		3,262
Building Materials - 0.75%			Indofood Sukses Makmur Tbk PT	2,287,000		1,202
China National Building Material Co Ltd	3,298,000	4,420	JBS SA (a)	283,784		1,112
Desarrolladora Homex SAB de CV (a)	1,209,037	3,379
			M Dias Branco SA	114,500		3,304
Grasim Industries Ltd	47,817	2,332	Shoprite Holdings Ltd	88,500		1,531
Semen Gresik Persero Tbk PT	1,676,039	2,209	Thai Union Frozen Products PCL (a),(b)	2,067,600		4,890
		$12,340	Thai Union Frozen Products PCL - Rights	413,520		306
Chemicals - 2.52%			(a),(b),(d)
China Petrochemical Development Corp	2,555,000	2,566				$52,903
Formosa Plastics Corp	1,479,701	4,185
LG Chem Ltd	31,077	7,768	Forest Products & Paper - 0.28%
PTT Global Chemical PCL (b)	2,625,700	5,867	Mondi PLC	495,771		4,610
Sasol Ltd	448,572	21,327
		$41,713	Holding Companies - Diversified - 3.37%
			Alfa SAB de CV	602,400		8,618
			Alliance Global Group Inc	25,236,100		7,354

See accompanying notes

     Schedule of Investments International Emerging Markets Fund April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Holding Companies - Diversified (continued)					Pharmaceuticals - 0.28%
Barloworld Ltd	446,060		$5,626		Dr Reddy's Laboratories Ltd	116,934		$3,915
Imperial Holdings Ltd	632,207		13,747		Dr Reddy's Laboratories Ltd ADR	19,604		663
KOC Holding AS	2,520,660		9,362					$4,578
Sime Darby Bhd	3,425,200		11,007
			$55,714		Private Equity - 0.20%
					Infrastructure Development Finance Co Ltd	1,479,372		3,381
Home Builders - 0.46%
Even Construtora e Incorporadora SA	791,234		2,956
MRV Engenharia e Participacoes SA	791,065		4,623		Real Estate - 1.29%
					Evergrande Real Estate Group Ltd	14,107,000		8,099
			$7,579		KWG Property Holding Ltd	3,347,630		2,192
Home Furnishings - 0.19%					LSR Group	582,922		3,120
Haier Electronics Group Co Ltd (a)	2,958,236		3,079		Supalai PCL	14,862,600		7,911
								$21,322

Insurance - 2.47%					Retail - 1.03%
Odontoprev SA	809,372		4,276		Almacenes Exito SA (c)	223,119		3,576
PICC Property & Casualty Co Ltd	5,803,600		7,219		Foschini Group Ltd/The	167,376		2,774
Samsung Fire & Marine Insurance Co Ltd	52,633		10,044		Woolworths Holdings Ltd/South Africa	1,715,304		10,738
Sanlam Ltd	3,832,869		16,537					$17,088
Sul America SA	345,874		2,842
			$40,918		Semiconductors - 9.04%
					Chipbond Technology Corp	6,462,000		8,684
Investment Companies - 0.25%					Realtek Semiconductor Corp	3,113,000		6,719
GT Capital Holdings Inc (a)	341,760		4,120		Samsung Electronics Co Ltd	67,893		83,098
					Taiwan Semiconductor Manufacturing Co Ltd	13,330,685		39,401
Iron & Steel - 2.32%					United Microelectronics Corp	22,271,000		11,649
CAP SA	108,757		4,562					$149,551
Evraz PLC (a)	1,420,795		8,533		Shipbuilding - 0.27%
Kumba Iron Ore Ltd	79,873		5,657		Samsung Heavy Industries Co Ltd	123,680		4,522
Maanshan Iron & Steel	14,948,000		4,184
POSCO ADR	117,436		9,777
Ternium SA ADR	238,650		5,661		Telecommunications - 7.66%
					Advanced Info Service PCL (b)	167,904		998
			$38,374		America Movil SAB de CV ADR	663,062		17,671
Lodging - 0.46%					China Mobile Ltd	3,335,093		36,898
Genting Bhd	2,215,200		7,551		Far EasTone Telecommunications Co Ltd	7,073,000		15,305
					Magyar Telekom Telecommunications PLC	1,937,478		4,874
					Orascom Telecom Holding SAE (a)	1,456,933		4,078
Machinery - Construction & Mining - 0.37%					Sistema JSFC	256,366		4,875
China National Materials Co Ltd	6,581,000		2,531		Taiwan Mobile Co Ltd (a)	1,671,300		5,386
Ferreyros SA	3,215,113		3,555		Telekom Malaysia Bhd	4,239,400		7,526
			$6,086		Telekomunikasi Indonesia Persero Tbk PT	13,727,000		12,657
Metal Fabrication & Hardware - 0.33%					Tim Participacoes SA ADR	156,348		4,679
Hyundai Hysco Co Ltd	157,390		5,530		Vodacom Group Ltd	843,453		11,728
								$126,675

Mining - 4.23%					Textiles - 0.26%
Antofagasta PLC	449,059		8,648		Cia Hering	174,232		4,326
Cia de Minas Buenaventura SA ADR	252,056		10,402
Gold Fields Ltd	603,946		7,736		TOTAL COMMON STOCKS			$1,567,296
Grupo Mexico SAB de CV	1,486,500		4,582		PREFERRED STOCKS - 3.53%	Shares Held	Value	(000	's)
Industrias Penoles SAB de CV	194,935		9,133
Jiangxi Copper Co Ltd	2,322,000		5,584		Banks - 0.80%
KGHM Polska Miedz SA	105,406		4,661		Itau Unibanco Holding SA	842,400		13,218
Korea Zinc Co Ltd	9,540		3,073
Southern Copper Corp	347,866		11,438		Electric - 0.35%
Sterlite Industries India Ltd ADR	564,413		4,623		Cia Paranaense de Energia	229,900		5,766
			$69,880

Oil & Gas - 12.55%					Iron & Steel - 1.98%
China Petroleum & Chemical Corp	7,659,214		8,135		Vale SA	1,515,707		32,801
CNOOC Ltd	11,876,000		25,096
Ecopetrol SA ADR	179,146		11,591
Gazprom OAO ADR	2,988,172		34,483		Telecommunications - 0.40%
Lukoil OAO ADR	586,325		35,971		Telefonica Brasil SA	233,640		6,653
PetroChina Co Ltd	18,728,293		27,937
Petroleo Brasileiro SA ADR	1,588,428		37,392		TOTAL PREFERRED STOCKS			$58,438
SK Holdings Co Ltd	56,597		6,025
Tatneft ADR	292,377		10,818
Thai Oil PCL (b)	4,632,100		10,161
			$207,609

See accompanying notes

     Schedule of Investments International Emerging Markets Fund April 30, 2012 (unaudited)

					Portfolio Summary (unaudited)

	Maturity				Country	Percent
REPURCHASE AGREEMENTS - 1.57%	Amount (000's)	Value	(000	's)	Korea, Republic Of	16 .78%
					China	13 .25%
Banks - 1.57%					Brazil	12 .42%
Investment in Joint Trading Account; Credit	$5,478		$5,478		Taiwan, Province Of China	8.83%
Suisse Repurchase Agreement; 0.16%					South Africa	8.13%
dated 04/30/12 maturing 05/01/12					Russian Federation	6.93%
(collateralized by US Government					India	5.20%
Securities; $5,587,908; 0.00% - 11.25%;					Mexico	4.98%
dated 02/15/15 - 08/15/39)					Thailand	3.90%
Investment in Joint Trading Account; Deutsche	10,690		10,689		United States	3.62%
Bank Repurchase Agreement; 0.20% dated					Hong Kong	3.11%
04/30/12 maturing 05/01/12 (collateralized					Malaysia	2.77%
by US Government Securities;					Indonesia	1.54%
$10,903,234; 0.00% - 8.20%; dated					Peru	1.44%
05/01/12 - 07/15/37)					Colombia	1.37%
Investment in Joint Trading Account; JP	4,009		4,009		United Kingdom	1.32%
Morgan Repurchase Agreement; 0.18%					Chile	0.85%
dated 04/30/12 maturing 05/01/12					Turkey	0.81%
(collateralized by US Government					Singapore	0.77%
Securities; $4,088,713; 0.00% - 8.38%;					Philippines	0.69%
dated 02/08/13 - 04/23/32)					Luxembourg	0.34%
Investment in Joint Trading Account; Merrill	5,721		5,721		Hungary	0.29%
Lynch Repurchase Agreement; 0.17%					Poland	0.28%
dated 04/30/12 maturing 05/01/12					Egypt	0.25%
(collateralized by US Government Security;					Other Assets in Excess of Liabilities, Net	0.13%
$5,835,057; 1.50%; dated 07/31/16)					TOTAL NET ASSETS	100.00%
			$25,897
TOTAL REPURCHASE AGREEMENTS			$25,897
Total Investments			$1,651,631
Other Assets in Excess of Liabilities, Net - 0.13%			$2,087
TOTAL NET ASSETS - 100.00%			$1,653,718

(a) Non-Income Producing Security
(b)	Market value is determined in accordance with procedures established in
	good faith by the Board of Directors. At the end of the period, the value of
	these securities totaled $61,405 or 3.71% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of
	1933. These securities may be resold in transactions exempt from
	registration, normally to qualified institutional buyers. Unless otherwise
	indicated, these securities are not considered illiquid. At the end of the
	period, the value of these securities totaled $6,290 or 0.38% of net assets.
(d) Security is Illiquid

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation			$212,173
Unrealized Depreciation			(91,572)
Net Unrealized Appreciation (Depreciation)			$120,601
Cost for federal income tax purposes			$1,531,030

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
International Fund I
April 30, 2012 (unaudited)

COMMON STOCKS - 95.73%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.08%					Automobile Parts & Equipment (continued)
Hakuhodo DY Holdings Inc	600		$38		Nokian Renkaat OYJ	2,735		$130
Publicis Groupe SA	2,483		128		Pirelli & C SpA	5,651		69
WPP PLC	57,329		776		Stanley Electric Co Ltd	3,600		55
			$942		Sumitomo Electric Industries Ltd	33,700		455
					Sumitomo Rubber Industries Ltd	4,100		56
Aerospace & Defense - 1.62%					Toyoda Gosei Co Ltd	1,600		33
BAE Systems PLC	55,598		267		Toyota Boshoku Corp	1,600		20
Cobham PLC	29,096		107		Toyota Industries Corp	4,200		119
European Aeronautic Defence and Space Co	6,908		273					$25,014
NV
Finmeccanica SpA	10,330		44		Banks - 13.79%
Meggitt PLC	19,303		128		Aozora Bank Ltd	14,000		36
Rolls-Royce Holdings PLC (a),(b)	105,011		1,404		Australia & New Zealand Banking Group Ltd	652,862		16,174
Safran SA	458,736		17,003		Banca Carige SpA	16,292		17
Thales SA	2,587		90		Banca Monte dei Paschi di Siena SpA	124,564		44
			$19,316		Banco Bilbao Vizcaya Argentaria SA	297,703		2,015
					Banco Bilbao Vizcaya Argentaria SA - Rights	80,772		12
Agriculture - 0.83%					(a)
British American Tobacco PLC	111,402		5,714		Banco Popolare SC	44,587		66
Golden Agri-Resources Ltd	157,640		93		Banco Popular Espanol SA	26,358		84
Imperial Tobacco Group PLC	19,338		773		Banco Santander SA	185,741		1,167
Japan Tobacco Inc	463		2,565		Bank Hapoalim BM	23,554		87
Swedish Match AB	15,279		623		Bank Leumi Le-Israel BM	30,745		96
Wilmar International Ltd	33,000		129		Bank of Yokohama Ltd/The	31,000		150
			$9,897		Bankinter SA	5,489		24
Airlines - 0.02%					Barclays PLC	897,667		3,178
All Nippon Airways Co Ltd	21,000		61		Bendigo and Adelaide Bank Ltd	9,495		74
Cathay Pacific Airways Ltd	30,000		51		BNP Paribas SA	243,092		9,812
Qantas Airways Ltd (a)	28,331		48		BOC Hong Kong Holdings Ltd	151,000		467
Singapore Airlines Ltd	14,000		121		Chugoku Bank Ltd/The	4,000		51
					Commerzbank AG (a)	54,582		118
			$281
					Commonwealth Bank of Australia	84,194		4,542
Apparel - 0.25%					Credit Suisse Group AG (a)	17,399		416
Adidas AG	13,522		1,128		Danske Bank A/S (a)	58,643		953
Burberry Group PLC	41,749		1,006		DBS Group Holdings Ltd	141,251		1,587
Christian Dior SA	5,455		823		Deutsche Bank AG	37,455		1,626
Yue Yuen Industrial Holdings Ltd	19,000		63		DNB ASA	1,062,328		11,450
			$3,020		Fukuoka Financial Group Inc	19,000		79
Automobile Manufacturers - 3.33%					Gunma Bank Ltd/The	10,000		51
Bayerische Motoren Werke AG	21,373		2,033		Hang Seng Bank Ltd	12,700		174
Daihatsu Motor Co Ltd	26,000		490		Hiroshima Bank Ltd/The	13,000		53
Daimler AG	205,142		11,351		Hokuhoku Financial Group Inc	29,000		51
Fiat Industrial SpA	128,746		1,461		HSBC Holdings PLC	2,533,782		22,873
Fuji Heavy Industries Ltd	78,000		588		Industrial & Commercial Bank of China	15,320,000		10,179
Hino Motors Ltd	6,000		43		Intesa Sanpaolo SpA	182,035		276
Honda Motor Co Ltd	479,500		17,257		Intesa Sanpaolo SpA - RSP	23,457		31
					Israel Discount Bank Ltd (a)	18,171		24
Isuzu Motors Ltd	30,000		171
Mazda Motor Corp (a)	66,000		107		Iyo Bank Ltd/The	6,000		50
Mitsubishi Motors Corp (a)	98,000		110		Joyo Bank Ltd/The	17,000		74
					Julius Baer Group Ltd (a)	301,514		11,557
Nissan Motor Co Ltd	103,500		1,076
Renault SA	3,308		151		Kasikornbank PCL - NVDR	2,579,700		13,670
Scania AB	8,168		167		KBC Groep NV	35,704		692
					Lloyds Banking Group PLC (a)	2,893,664		1,453
Suzuki Motor Corp	5,600		132

Toyota Motor Corp	98,672		4,043		Mitsubishi UFJ Financial Group (a) Inc	517,100		2,483
Volkswagen AG	701		120		Mizrahi Tefahot Bank Ltd	24,816		223
Volvo AB - B Shares	23,234		323		Mizuho Financial Group Inc	346,679		546
					National Australia Bank Ltd	38,157		997
			$39,623		National Bank of Greece SA (a)	24,755		55
Automobile Parts & Equipment - 2.10%					Natixis	21,675		66
Aisin Seiki Co Ltd	16,400		577		Nishi-Nippon City Bank Ltd/The	17,000		45
Bridgestone Corp	47,600		1,126		Nordea Bank AB	40,112		355
Cie Generale des Etablissements Michelin	156,384		11,687		Oversea-Chinese Banking Corp Ltd	45,001		325
Continental AG	1,385		134		Pohjola Bank PLC	3,492		38
Denso Corp	26,400		853		Raiffeisen Bank International AG	1,161		39
GKN PLC	39,536		131		Resona Holdings Inc	31,100		132
Hyundai Mobis	33,438		9,040		Sberbank of Russia ADR	703,577		9,111
JTEKT Corp	5,600		61		Seven Bank Ltd	13,000		32
Koito Manufacturing Co Ltd	2,000		31		Shinsei Bank Ltd	197,000		254
NGK Spark Plug Co Ltd	4,000		57		Shizuoka Bank Ltd/The	15,000		157
NHK Spring Co Ltd	31,000		324		Skandinaviska Enskilda Banken AB	25,763		174
NOK Corp	2,700		56		Societe Generale SA	36,666		868

See accompanying notes

Schedule of Investments International Fund I

April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)		COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Banks (continued)						Chemicals (continued)
Standard Chartered PLC	43,070		$1,053			Lanxess AG	18,834		$1,499
Sumitomo Mitsui Financial Group Inc	508,900		16,284			Linde AG	2,604		446
Sumitomo Mitsui Trust Holdings Inc	54,250		159			Mitsubishi Chemical Holdings Corp	34,500		182
Svenska Handelsbanken AB	8,938		289			Mitsui Chemicals Inc	126,000		364
Swedbank AB	12,510		206			Nippon Shokubai Co Ltd	21,000		235
Toronto-Dominion Bank/The	92,516		7,819			Nitto Denko Corp	19,200		788
UBS AG (a)	283,513		3,541			Potash Corp of Saskatchewan Inc	262,035		11,141
UniCredit SpA (a)	61,201		244			Shin-Etsu Chemical Co Ltd	18,800		1,085
Unione di Banche Italiane SCPA	91,230		339			Showa Denko KK	33,000		73
United Overseas Bank Ltd	79,805		1,239			Sumitomo Chemical Co Ltd	113,000		465
Westpac Banking Corp	52,466		1,236			Symrise AG	383,786		11,123
Wing Hang Bank Ltd	20,000		212			Syngenta AG	4,383		1,537
Yamaguchi Financial Group Inc	5,000		43			Taiyo Nippon Sanso Corp	7,000		48
			$164,097			Tosoh Corp	13,000		36
						Ube Industries Ltd/Japan	22,000		56
Beverages - 3.51%						Wacker Chemie AG	372		30
Anheuser-Busch InBev NV	285,956		20,611			Yara International ASA	3,271		160
Asahi Group Holdings Ltd	6,400		144						$41,741
Carlsberg A/S	1,625		140
Coca-Cola Amatil Ltd	14,832		192			Coal - 0.91%
Diageo PLC	662,007		16,698			China Shenhua Energy Co Ltd	2,465,000		10,886
Heineken NV	3,900		213
Kirin Holdings Co Ltd	13,000		166
Pernod-Ricard SA	3,897		404			Commercial Services - 1.39%
						Abertis Infraestructuras SA	9,760		151
SABMiller PLC	51,202		2,152			Adecco SA (a)	16,022		782
Treasury Wine Estates Ltd	230,949		1,032			Aggreko PLC	4,484		164
			$41,752			Atlantia SpA	7,876		119
Biotechnology - 0.15%						Babcock International Group PLC	8,984		121
CSL Ltd	46,921		1,787			Brambles Ltd	23,828		179
						Bunzl PLC	21,886		364
						Capita PLC	997,845		10,747
Building Materials - 0.35%						Dai Nippon Printing Co Ltd	14,000		124
Asahi Glass Co Ltd	62,000		488			Edenred	3,997		128
Boral Ltd	18,465		72			Experian PLC	55,695		879
Cie de St-Gobain	19,010		798			G4S PLC	33,509		152
CRH PLC	30,370		616			Intertek Group PLC	13,876		566
Daikin Industries Ltd	6,000		159			Reed Elsevier PLC	21,178		175
Geberit AG (a)	655		138
						Secom Co Ltd	3,500		166
HeidelbergCement AG	11,549		635			Securitas AB	7,891		72
Holcim Ltd (a)	3,748		234
						Serco Group PLC	58,456		515
Imerys SA	858		49			SGS SA	92		178
James Hardie Industries SE	11,178		86			Sodexo	2,376		189
JS Group Corp	35,600		700			Toppan Printing Co Ltd	13,000		88
Lafarge SA	3,066		120			Transurban Group	113,044		691
Nippon Sheet Glass Co Ltd	24,000		31						$16,550
TOTO Ltd	6,000		44
			$4,170			Computers - 0.17%
						AtoS	1,295		84
Cellular Telecom - 0.65%						Cap Gemini SA	3,741		146
Idea Cellular Ltd - Warrants (a),(c)	431,202		687
Idea Cellular Ltd - Warrants (a)	4,713,001		7,024			Computershare Ltd	10,560		92
						Fujitsu Ltd	34,000		165
			$7,711			Gemalto NV	10,620		791
Chemicals - 3.51%						Itochu Techno-Solutions Corp	800		37
Air Liquide SA	16,027		2,062			NTT Data Corp	31		107
Air Water Inc	32,000		403			TDK Corp	10,800		564
Akzo Nobel NV	18,249		979						$1,986
Arkema SA	10,186		903			Consumer Products - 0.10%
Asahi Kasei Corp	104,000		643			Henkel AG & Co KGaA	5,685		348
BASF SE	17,207		1,417			Husqvarna AB	11,400		66
Bayer AG	30,802		2,170			Reckitt Benckiser Group PLC	11,823		688
Brenntag AG	1,171		146			Societe BIC SA	634		70
Daicel Corp	6,000		38						$1,172
Givaudan SA (a)	122		118
Incitec Pivot Ltd	38,691		131			Cosmetics & Personal Care - 0.28%
Israel Chemicals Ltd	73,127		836			Beiersdorf AG	12,200		856
Johnson Matthey PLC	38,142		1,433			Kao Corp	18,200		488
JSR Corp	36,400		719			L'Oreal SA	13,319		1,603
K+S AG	2,627		131			Shiseido Co Ltd	9,100		159
Kansai Paint Co Ltd	6,000		65			Unicharm Corp	3,000		168
Koninklijke DSM NV	2,716		156						$3,274
Kuraray Co Ltd	8,600		123
See accompanying notes					232

Schedule of Investments
International Fund I
April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Distribution & Wholesale - 1.42%					Electronics - 1.25%
Hitachi High-Technologies Corp	14,100		$355		Advantest Corp	3,900		$65
ITOCHU Corp	114,500		1,295		Hamamatsu Photonics KK	1,700		67
Jardine Cycle & Carriage Ltd	3,000		114		Hoya Corp	6,500		149
Li & Fung Ltd	98,000		209		Keyence Corp	2,900		685
Marubeni Corp	98,000		680		Koninklijke Philips Electronics NV	62,126		1,237
Mitsubishi Corp	514,500		11,150		Kyocera Corp	7,000		682
Mitsui & Co Ltd	99,933		1,560		Murata Manufacturing Co Ltd	14,700		840
Sojitz Corp	29,600		50		NEC Corp	166,000		300
Sumitomo Corp	18,700		266		Nippon Electric Glass Co Ltd	10,000		81
Toyota Tsusho Corp	5,000		99		Toshiba Corp	74,000		302
Wolseley PLC	29,803		1,135		Yaskawa Electric Corp	1,201,000		10,459
			$16,913					$14,867

Diversified Financial Services - 0.33%					Energy - Alternate Sources - 0.01%
Aeon Credit Service Co Ltd	2,000		35		Enel Green Power SpA	44,671		72
ASX Ltd	15,394		512
Credit Saison Co Ltd	17,400		373
Daiwa Securities Group Inc	42,000		159		Engineering & Construction - 0.54%
Deutsche Boerse AG	3,150		198		ABB Ltd (a)	37,819		689
Hong Kong Exchanges and Clearing Ltd	17,914		285		Acciona SA	636		39
					ACS Actividades de Construccion y Servicios	3,364		62
ICAP PLC	14,499		89		SA
London Stock Exchange Group PLC	3,617		64
Macquarie Group Ltd	5,110		154		Aeroports de Paris	742		62
					Aker Solutions ASA	40,896		697
Mitsubishi UFJ Lease & Finance Co Ltd	4,210		175		Auckland International Airport Ltd	22,801		47
Nomura Holdings Inc	65,500		268
Old Mutual PLC	85,813		206		Balfour Beatty PLC	17,037		72
					Bouygues SA	4,867		133
ORIX Corp	13,010		1,244		Cheung Kong Infrastructure Holdings Ltd	102,000		604
Schroders PLC	2,857		66
Singapore Exchange Ltd	22,000		118		Chiyoda Corp	42,000		506
					Eiffage SA	1,023		35
			$3,946		Ferrovial SA	10,455		117
Electric - 1.09%					JGC Corp	5,000		144
AGL Energy Ltd	12,276		191		Kinden Corp	3,000		21
Chubu Electric Power Co Inc	66,300		1,085		Koninklijke Boskalis Westminster NV	1,806		66
Chugoku Electric Power Co Inc/The	7,600		130		SembCorp Industries Ltd	23,000		93
CLP Holdings Ltd	31,663		271		Singapore Technologies Engineering Ltd	39,000		95
E.ON AG	31,794		720		Skanska AB	10,111		165
EDP - Energias de Portugal SA	45,337		130		Sydney Airport	414,565		1,253
Electric Power Development Co Ltd	2,700		75		Vinci SA	20,086		932
Electricite de France SA	6,008		127		WorleyParsons Ltd	19,553		572
Enel SpA	116,208		381					$6,404
Fortum OYJ	7,330		158		Entertainment - 0.05%
GDF Suez	28,153		648		Genting Singapore PLC (a)	92,200		129
Hokkaido Electric Power Co Inc	4,600		65		TABCORP Holdings Ltd	17,497		52
Hokuriku Electric Power Co	4,400		75		Tatts Group Ltd	33,560		90
Iberdrola SA	66,848		311
International Power PLC	139,193		942		William Hill PLC	79,900		365
Kansai Electric Power Co Inc/The	40,800		592					$636
Kyushu Electric Power Co Inc	10,200		135		Environmental Control - 0.01%
Origin Energy Ltd	116,416		1,599		Kurita Water Industries Ltd	2,900		71
Power Assets Holdings Ltd	72,500		542
Red Electrica Corp SA	13,610		593
RWE AG	58,819		2,528		Food - 4.26%
Shikoku Electric Power Co Inc	4,600		119		Ajinomoto Co Inc	11,000		142
					Aryzta AG (a)	2,099		106
SP AusNet	37,448		43
Spark Infrastructure Group	42,694		64		Associated British Foods PLC	9,201		182
SSE PLC	57,617		1,236		BRF - Brasil Foods SA	612,617		11,120
Terna Rete Elettrica Nazionale SpA	30,926		115		Carrefour SA	8,860		178
Tokyo Electric Power Co Inc/The (a)	36,452		91		Casino Guichard Perrachon SA	1,385		136
			$12,966		Danone	8,905		627
					Delhaize Group SA	2,585		126
Electrical Components & Equipment - 1.17%					Distribuidora Internacional de Alimentacion	14,599		70
Brother Industries Ltd	32,500		437		SA (a)
Furukawa Electric Co Ltd	17,000		46		First Pacific Co Ltd/Hong Kong	52,000		56
Hitachi Ltd	174,000		1,108		J Sainsbury PLC	31,995		160
Legrand SA	3,860		130		Kerry Group PLC	3,574		163
Mitsubishi Electric Corp	32,000		281		Kikkoman Corp	4,000		47
Nidec Corp	1,700		153		Koninklijke Ahold NV	55,354		703
Schneider Electric SA	191,609		11,803		MEIJI Holdings Co Ltd	1,800		80
			$13,958		Metcash Ltd	18,222		75
					Nestle SA	466,113		28,568
					Nisshin Seifun Group Inc	5,000		61

See accompanying notes

Schedule of Investments
International Fund I
April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Food (continued)					Holding Companies - Diversified (continued)
Suedzucker AG	1,573		$48		Keppel Corp Ltd	100,400		$893
Tate & Lyle PLC	11,608		130		LVMH Moet Hennessy Louis Vuitton SA	84,937		14,091
TESCO PLC	157,391		811		Noble Group Ltd	90		—
Toyo Suisan Kaisha Ltd	2,000		51		NWS Holdings Ltd	34,000		51
Unilever NV - CVA	109,341		3,745		Swire Pacific Ltd	13,000		153
Unilever PLC	70,820		2,419		Wendel SA	822		62
WM Morrison Supermarkets PLC	45,434		207		Wharf Holdings Ltd	145,000		860
Woolworths Ltd	22,058		595					$47,486
Yakult Honsha Co Ltd	2,500		92
Yamazaki Baking Co Ltd	3,000		44		Home Builders - 1.05%
			$50,742		Sekisui Chemical Co Ltd	1,311,000		11,788
					Sekisui House Ltd	78,000		723
Food Service - 0.03%								$12,511
Compass Group PLC	31,865		333
					Home Furnishings - 0.06%
					Matsushita Electric Industrial Co Ltd	33,700		259
Forest Products & Paper - 0.05%					Sharp Corp/Japan	26,000		166
Holmen AB	1,377		36		Sony Corp	17,500		283
Nippon Paper Group Inc	2,500		50					$708
OJI Paper Co Ltd	19,000		87
Stora Enso OYJ	13,820		95		Insurance - 5.36%
Svenska Cellulosa AB	13,015		207		Admiral Group PLC	5,184		102
					Aegon NV (a)	246,108		1,145
UPM-Kymmene OYJ	13,400		172
			$647		AIA Group Ltd	3,460,600		12,246
					Allianz SE	31,592		3,524
Gas - 1.46%					AMP Ltd	41,696		184
Centrica PLC	3,196,162		15,903		Assicurazioni Generali SpA	17,748		242
Enagas SA	4,254		75		Aviva PLC	52,663		264
Gas Natural SDG SA	8,386		117		AXA SA	84,999		1,208
Hong Kong & China Gas Co Ltd	79,290		203		Baloise Holding AG	1,187		92
National Grid PLC	54,406		587		CNP Assurances	3,736		52
Osaka Gas Co Ltd	32,000		129		Dai-ichi Life Insurance Co Ltd/The	158		198
Snam SpA	27,170		129		Gjensidige Forsikring ASA	5,008		56
Toho Gas Co Ltd	10,000		60		Hannover Rueckversicherung AG	1,432		87
Tokyo Gas Co Ltd	38,000		183		ING Groep NV (a)	1,459,159		10,295
			$17,386		Legal & General Group PLC	513,447		980
					Mapfre SA	17,889		52
Hand & Machine Tools - 0.20%					MS&AD Insurance Group Holdings	21,860		403
Fuji Electric Co Ltd	14,000		38
Makita Corp	10,100		387		Muenchener Rueckversicherungs AG	3,181		462
					NKSJ Holdings Inc	6,250		129
Sandvik AB	17,327		274		Prudential PLC	1,174,604		14,396
Schindler Holding AG - PC	7,449		964
Schindler Holding AG - REG	548		70		QBE Insurance Group Ltd	17,404		250
					RSA Insurance Group PLC	89,741		153
SMC Corp/Japan	3,800		634		Sampo OYJ	7,673		204
			$2,367		SCOR SE	4,231		112
Healthcare - Products - 1.21%					Sony Financial Holdings Inc	38,800		634
Cie Generale d'Optique Essilor International	135,519		11,941		Standard Life PLC	41,707		151
SA					Storebrand ASA (a)	101,700		457
Cochlear Ltd	1,452		99		Suncorp Group Ltd	118,520		999
Coloplast A/S	572		106		Swiss Re AG (a)	6,349		399
Elekta AB	10,200		516		Tokio Marine Holdings Inc	33,666		861
Fresenius SE & Co KGaA	9,010		900		Tryg A/S	653		36
Getinge AB	5,044		135		Zurich Insurance Group AG (a)	54,778		13,421
Luxottica Group SpA	3,029		108					$63,794
Smith & Nephew PLC	13,525		133
Synthes Inc (d)	998		172		Internet - 0.18%
Terumo Corp	2,400		110		CyberAgent Inc	175		539
William Demant Holding A/S (a)	2,179		206		Dena Co Ltd	2,600		81
					Gree Inc	2,300		62
			$14,426		Iliad SA	4,041		521
Healthcare - Services - 0.04%					Rakuten Inc	697		778
Fresenius Medical Care AG & Co KGaA	3,199		227		SBI Holdings Inc/Japan	565		45
Miraca Holdings Inc	1,300		51		Yahoo Japan Corp	379		114
Ramsay Health Care Ltd	3,120		65					$2,140

Sonic Healthcare Ltd	9,241		121		Investment Companies - 0.09%
			$464		Investment AB Kinnevik	5,157		105
Holding Companies - Diversified - 3.99%					Investor AB	8,508		169
GEA Group AG	457,542		15,112		Israel Corp Ltd/The	55		36
Groupe Bruxelles Lambert SA	2,097		145		Pargesa Holding SA	687		46
Hutchison Whampoa Ltd	35,000		335		Resolution Ltd	197,642		718
Jardine Strategic Holdings Ltd	491,740		15,784					$1,074

See accompanying notes

Schedule of Investments
International Fund I
April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Iron & Steel - 1.28%					Metal Fabrication & Hardware (continued)
ArcelorMittal	48,522		$843		SKF AB	6,570		$156
Atlas Iron Ltd	4,090,496		11,784		Tenaris SA	9,703		189
Daido Steel Co Ltd	6,000		37					$1,638
Fortescue Metals Group Ltd	166,113		965
Hitachi Metals Ltd	28,000		349		Mining - 4.59%
JFE Holdings Inc	21,200		397		Anglo American PLC	24,794		958
Kobe Steel Ltd	59,000		84		Antofagasta PLC	10,066		194
Nippon Steel Corp	87,000		217		BHP Billiton Ltd	123,319		4,576
Nisshin Steel Co Ltd	17,000		24		BHP Billiton PLC	100,794		3,245
Salzgitter AG	987		52		Boliden AB	6,498		104
SSAB AB - A Shares	3,956		40		Eurasian Natural Resources Corp PLC	6,118		56
Sumitomo Metal Industries Ltd	86,000		154		Glencore International PLC	21,160		147
ThyssenKrupp AG	5,894		140		Iluka Resources Ltd	51,959		908
Voestalpine AG	2,610		85		Kazakhmys PLC	35,286		495
Yamato Kogyo Co Ltd	1,100		31		Medusa Mining Ltd	32,545		193
			$15,202		Mitsubishi Materials Corp	26,000		78
					Newcrest Mining Ltd	421,333		11,481
Leisure Products & Services - 0.04%					Orica Ltd	6,203		173
Sega Sammy Holdings Inc	5,500		115		Randgold Resources Ltd	1,398		124
Shimano Inc	4,800		316		Rio Tinto Ltd	7,380		505
Yamaha Corp	4,100		40		Rio Tinto PLC	251,754		14,112
			$471		Sumitomo Metal Mining Co Ltd	13,000		171
					Umicore SA	38,078		2,067
Lodging - 0.15%					Vedanta Resources PLC	3,052		60
Crown Ltd	10,740		101		Xstrata PLC	779,486		14,971
Echo Entertainment Group Ltd	16,685		78					$54,618
Galaxy Entertainment Group Ltd (a)	31,000		96
InterContinental Hotels Group PLC	7,042		168		Miscellaneous Manufacturing - 0.46%
Sands China Ltd	317,400		1,243		Campbell Brothers Ltd	1,676		119
SJM Holdings Ltd	37,000		81		FUJIFILM Holdings Corp	8,200		174
Sky City Entertainment Group Ltd	14,423		45		Konica Minolta Holdings Inc	33,500		272
			$1,812		Nikon Corp	20,100		596
					Orkla ASA	58,600		430
Machinery - Construction & Mining - 0.08%					Siemens AG	36,523		3,390
Atlas Copco AB - A Shares	11,319		269		Smiths Group PLC	9,884		172
Atlas Copco AB - B Shares	6,660		140		Sulzer AG	606		87
Hitachi Construction Machinery Co Ltd	2,800		61		Wartsila OYJ Abp	4,319		175
Komatsu Ltd	16,500		475					$5,415
			$945
					Office & Business Equipment - 0.24%
Machinery - Diversified - 1.65%					Canon Inc	58,800		2,665
Alstom SA	23,318		834		Ricoh Co Ltd	17,000		152
Amada Co Ltd	9,000		61		Seiko Epson Corp	3,100		42
FANUC Corp	100,400		16,933					$2,859
Hexagon AB	6,407		130
IHI Corp	31,000		75		Oil & Gas - 6.59%
Kawasaki Heavy Industries Ltd	36,000		108		BG Group PLC	864,580		20,401
Kone OYJ	2,624		162		BP PLC	817,848		5,909
Kubota Corp	71,000		685		ENI SpA	98,528		2,189
MAN SE	969		123		Idemitsu Kosan Co Ltd	500		46
Metso OYJ	3,035		130		Inpex Corp	172		1,135
Mitsubishi Heavy Industries Ltd	50,000		227		Japan Petroleum Exploration Co	700		32
Sumitomo Heavy Industries Ltd	14,000		72		JX Holdings Inc	38,820		219
Weir Group PLC/The	5,511		153		Lundin Petroleum AB (a)	5,527		110
			$19,693		Oil Search Ltd	46,566		353
					OMV AG	4,183		141
Media - 1.47%					Petroleo Brasileiro SA ADR	418,935		9,862
Axel Springer AG	982		45		Premier Oil PLC (a)	1,731,336		10,536
British Sky Broadcasting Group PLC	92,576		1,019		Repsol YPF SA	12,100		233
Fairfax Media Ltd	50,285		36		Royal Dutch Shell PLC - A Shares	135,498		4,832
ITV PLC	451,068		613		Royal Dutch Shell PLC - B Shares	100,808		3,689
Jupiter Telecommunications Co Ltd	44		46		Santos Ltd	16,208		235
Kabel Deutschland Holding AG (a)	214,068		13,495
					Seadrill Ltd	5,675		220
Pearson PLC	39,653		747		Showa Shell Sekiyu KK	4,600		29
Reed Elsevier NV	80,382		949		Statoil ASA	71,633		1,922
Singapore Press Holdings Ltd	36,000		115		Suncor Energy Inc	369,698		12,212
UBM PLC	50,900		487		Total SA	43,619		2,094
			$17,552		Transocean Ltd/Switzerland	8,168		410
Metal Fabrication & Hardware - 0.14%					Tullow Oil PLC	48,963		1,221
Assa Abloy AB	34,100		992		Woodside Petroleum Ltd	10,871		393
Maruichi Steel Tube Ltd	1,200		26					$78,423
NSK Ltd	40,000		275

See accompanying notes

Schedule of Investments International Fund I

April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)		COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Oil & Gas Services - 1.77%						REITS (continued)
Amec PLC	969,894		$17,911			British Land Co PLC	83,693		$665
Cie Generale de Geophysique - Veritas (a)	3,682		106			Capital Shopping Centres Group PLC	62,000		327
Saipem SpA	58,974		2,915			CFS Retail Property Trust	47,114		94
Technip SA	1,455		165			Dexus Property Group	125,786		122
			$21,097			Fonciere Des Regions	701		54
						Goodman Group	134,584		504
Packaging & Containers - 0.03%						Hammerson PLC	17,698		120
Amcor Ltd/Australia	21,016		164			Japan Prime Realty Investment Corp	17		49
Rexam PLC	22,324		156			Japan Real Estate Investment Corp	12		106
Toyo Seikan Kaisha Ltd	3,800		50			Japan Retail Fund Investment Corp	48		77
			$370			Land Securities Group PLC	14,542		172
Pharmaceuticals - 5.48%						Link REIT/The	38,000		158
Alfresa Holdings Corp	900		42			Nomura Real Estate Office Fund Inc	7		41
Astellas Pharma Inc	32,500		1,318			Unibail-Rodamco SE	7,169		1,341
AstraZeneca PLC	23,553		1,032			Westfield Group	165,774		1,585
Daiichi Sankyo Co Ltd	36,000		618			Westfield Retail Trust	43,654		123
Dainippon Sumitomo Pharma Co Ltd	3,800		38						$5,615
Eisai Co Ltd	4,100		160			Retail - 3.42%
Elan Corp PLC (a)	2,800		39
						ABC-Mart Inc	9,300		339
GlaxoSmithKline PLC	807,190		18,647			Aeon Co Ltd	10,300		134
Hisamitsu Pharmaceutical Co Inc	1,500		67			Cie Financiere Richemont SA	8,869		549
Kyowa Hakko Kirin Co Ltd	7,000		74			Fast Retailing Co Ltd	2,000		447
Medipal Holdings Corp	3,600		45			Harvey Norman Holdings Ltd	13,521		28
Mitsubishi Tanabe Pharma Corp	5,700		79			Hennes & Mauritz AB	61,532		2,110
Novartis AG	35,669		1,969			Inditex SA	15,677		1,414
Novo Nordisk A/S	32,192		4,746			Isetan Mitsukoshi Holdings Ltd	9,700		106
Ono Pharmaceutical Co Ltd	2,200		125			Kingfisher PLC	2,677,084		12,625
Orion OYJ	2,452		50			Lawson Inc	5,300		351
Otsuka Holdings Co Ltd	6,500		196			Lifestyle International Holdings Ltd	187,000		435
Roche Holding AG	147,691		26,992			Marks & Spencer Group PLC	26,698		155
Rohto Pharmaceutical Co Ltd	29,000		371			Marui Group Co Ltd	5,700		45
Sanofi	64,828		4,952			Next PLC	13,488		641
Santen Pharmaceutical Co Ltd	1,700		71			PPR	8,561		1,432
Shionogi & Co Ltd	7,100		93			Seven & I Holdings Co Ltd	582,900		17,644
Shire PLC	27,853		908			Shimamura Co Ltd	600		68
Suzuken Co Ltd	1,800		54			Swatch Group AG/The - BR	2,113		977
Takeda Pharmaceutical Co Ltd	41,400		1,806			Swatch Group AG/The - REG	1,031		82
Teva Pharmaceutical Industries Ltd	15,960		730			USS Co Ltd	550		56
Tsumura & Co	1,300		35			Wesfarmers Ltd	15,338		482
			$65,257			Yamada Denki Co Ltd	9,000		584
Pipelines - 0.01%									$40,704
APA Group	13,739		74			Semiconductors - 1.31%
						ARM Holdings PLC	25,156		213
Real Estate - 1.37%						ASM Pacific Technology Ltd	5,200		70
Aeon Mall Co Ltd	1,900		42			ASML Holding NV	17,603		896
CapitaLand Ltd	65,000		154			Infineon Technologies AG	58,961		587
Cheung Kong Holdings Ltd	24,100		319			Rohm Co Ltd	2,500		113
Daito Trust Construction Co Ltd	1,900		171			Samsung Electronics Co Ltd	10,698		13,094
Fraser and Neave Ltd	23,000		131			Tokyo Electron Ltd	11,400		632
Global Logistic Properties Ltd (a)	46,000		76						$15,605
Hang Lung Properties Ltd	38,000		140
Henderson Land Development Co Ltd	139,000		789			Shipbuilding - 0.01%
						SembCorp Marine Ltd	21,000		86
Hopewell Holdings Ltd	14,500		39			Yangzijiang Shipbuilding Holdings Ltd	47,000		45
Hysan Development Co Ltd	16,000		72
IMMOFINANZ AG	23,341		82						$131
Keppel Land Ltd	19,000		48			Software - 2.66%
Kerry Properties Ltd	18,000		82			Amadeus IT Holding SA	35,406		725
Mitsubishi Estate Co Ltd	76,000		1,344			Check Point Software Technologies Ltd (a)	211,648		12,303
Mitsui Fudosan Co Ltd	60,000		1,099			Dassault Systemes SA	1,539		149
New World Development Co Ltd	92,582		115			Konami Corp	13,300		385
NTT Urban Development Corp	30		23			Nomura Research Institute Ltd	2,500		57
Sino Land Co Ltd	249,917		428			Oracle Corp Japan	1,000		39
Sumitomo Realty & Development Co Ltd	6,244		149			Sage Group PLC/The	33,096		154
Sun Hung Kai Properties Ltd	907,075		10,864			SAP AG	269,995		17,904
Tokyu Land Corp	11,000		53						$31,716
Wheelock & Co Ltd	23,000		77
			$16,297			Storage & Warehousing - 0.00%
						Mitsubishi Logistics Corp	3,000		33
REITS - 0.47%
Ascendas Real Estate Investment Trust	46,000		77
See accompanying notes					236

Schedule of Investments
International Fund I
April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Telecommunications - 3.97%					Transportation (continued)
BT Group PLC	384,217		$1,314		Yamato Holdings Co Ltd	10,200	$157
China Mobile Ltd	1,133,000		12,535				$6,080
Deutsche Telekom AG	119,830		1,351
Elisa OYJ	3,227		73		Water - 1.06%
Eutelsat Communications SA	3,339		119		Suez Environnement Co	7,141	101
Foxconn International Holdings Ltd (a)	55,000		26		United Utilities Group PLC	1,241,727	12,459
France Telecom SA	27,425		376				$12,560
HKT Trust / HKT Ltd (a)	1,611,260		1,252		TOTAL COMMON STOCKS		$1,139,485
Inmarsat PLC	11,638		83		PREFERRED STOCKS - 0.40%	Shares Held	Value (000's)
KDDI Corp	116		759		Automobile Manufacturers - 0.24%
Koninklijke KPN NV	22,531		202		Bayerische Motoren Werke AG	1,240	77
Millicom International Cellular SA	5,565		589		Porsche Automobil Holding SE	2,605	159
NICE Systems Ltd (a)	1,518		58
					Volkswagen AG	13,731	2,603
Nippon Telegraph & Telephone Corp	275,500		12,465				$2,839
Nokia OYJ	56,922		206
NTT DoCoMo Inc	622		1,062		Consumer Products - 0.08%
PCCW Ltd	104,000		39		Henkel AG & Co KGaA	12,079	899
SES SA	7,816		187
Singapore Telecommunications Ltd	137,000		345		Electric - 0.00%
Softbank Corp	43,605		1,302		RWE AG	968	38
StarHub Ltd	14,000		36
Swisscom AG	356		133
TDC A/S	12,635		90		Media - 0.08%
Telecom Corp of New Zealand Ltd	274,894		591		ProSiebenSat.1 Media AG	38,436	977
Telecom Italia SpA	1,183,036		1,342
Telecom Italia SpA - RSP	153,824		144		TOTAL PREFERRED STOCKS		$4,753
Telefonaktiebolaget LM Ericsson	45,626		452			Maturity
Telefonica SA	62,108		907		REPURCHASE AGREEMENTS - 2.49%	Amount (000's)	Value (000's)
Telenor ASA	61,659		1,133
TeliaSonera AB	39,931		266		Banks - 2.49%
Telstra Corp Ltd	282,793		1,043		Investment in Joint Trading Account; Credit	$6,276	$6,276
Vivendi SA	19,014		352		Suisse Repurchase Agreement; 0.16%
Vodafone Group PLC	2,299,019		6,364		dated 04/30/12 maturing 05/01/12
			$47,196		(collateralized by US Government
					Securities; $6,401,769; 0.00% - 11.25%;
Textiles - 0.06%					dated 02/15/15 - 08/15/39)
Brunello Cucinelli SpA (a)	1,900		30		Investment in Joint Trading Account; Deutsche	12,246	12,247
Teijin Ltd	22,000		74		Bank Repurchase Agreement; 0.20% dated
Toray Industries Inc	80,000		615		04/30/12 maturing 05/01/12 (collateralized
			$719		by US Government Securities;
					$12,491,258; 0.00% - 8.20%; dated
Toys, Games & Hobbies - 0.02%					05/01/12 - 07/15/37)
Namco Bandai Holdings Inc	4,900		70		Investment in Joint Trading Account; JP	4,592	4,592
Nintendo Co Ltd	1,500		203		Morgan Repurchase Agreement; 0.18%
			$273		dated 04/30/12 maturing 05/01/12
Transportation - 0.51%					(collateralized by US Government
AP Moeller - Maersk A/S - A shares	13		97		Securities; $4,684,221; 0.00% - 8.38%;
AP Moeller - Maersk A/S - B shares	118		924		dated 02/08/13 - 04/23/32)
Asciano Ltd	23,170		113		Investment in Joint Trading Account; Merrill	6,554	6,554
Central Japan Railway Co	26		216		Lynch Repurchase Agreement; 0.17%
ComfortDelGro Corp Ltd	44,000		54		dated 04/30/12 maturing 05/01/12
Deutsche Post AG	14,265		266		(collateralized by US Government Security;
DSV A/S	5,165		118		$6,684,916; 1.50%; dated 07/31/16)
East Japan Railway Co	5,900		367				$29,669
Kamigumi Co Ltd	56,000		450		TOTAL REPURCHASE AGREEMENTS		$29,669
Kawasaki Kisen Kaisha Ltd	16,000		34		Total Investments		$1,173,907
Keio Corp	14,000		101		Other Assets in Excess of Liabilities, Net - 1.38%		$16,463
Keisei Electric Railway Co Ltd	7,000		54		TOTAL NET ASSETS - 100.00%		$1,190,370
Koninklijke Vopak NV	1,827		118
Kuehne + Nagel International AG	6,800		827
Mitsui OSK Lines Ltd	28,000		109		(a) Non-Income Producing Security
MTR Corp Ltd	36,000		128		(b) Security is Illiquid
Nippon Express Co Ltd	19,000		72		(c)	Market value is determined in accordance with procedures established in
Nippon Yusen KK	36,000		106			good faith by the Board of Directors. At the end of the period, the value of
Orient Overseas International Ltd	5,500		38			these securities totaled $687 or 0.06% of net assets.
QR National Ltd	40,574		153		(d)	Security exempt from registration under Rule 144A of the Securities Act of
Tobu Railway Co Ltd	26,000		132			1933. These securities may be resold in transactions exempt from
Tokyu Corp	151,000		707			registration, normally to qualified institutional buyers. Unless otherwise
Toll Holdings Ltd	16,188		98			indicated, these securities are not considered illiquid. At the end of the
West Japan Railway Co	15,600		641			period, the value of these securities totaled $172 or 0.01% of net assets.

See accompanying notes

Schedule of Investments
International Fund I
April 30, 2012 (unaudited)

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$103,272
Unrealized Depreciation		(64,583)
Net Unrealized Appreciation (Depreciation)		$38,689
Cost for federal income tax purposes		$1,135,218

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Country		Percent
United Kingdom		20 .63%
Japan		16 .04%
Switzerland		9.36%
France		8.58%
Germany		8.48%
Australia		5.94%
Hong Kong		5.06%
Canada		2.63%
Netherlands		2.56%
United States		2.50%
Belgium		1.98%
Korea, Republic Of		1.86%
China		1.77%
Brazil		1.76%
Norway		1.38%
Israel		1.20%
Thailand		1.15%
Italy		0.87%
Luxembourg		0.81%
Russian Federation		0.77%
Sweden		0.72%
Spain		0.69%
Denmark		0.61%
Singapore		0.53%
Ireland		0.30%
Finland		0.13%
Macao		0.10%
Guernsey		0.06%
New Zealand		0.05%
Papua New Guinea		0.03%
Austria		0.03%
Bermuda		0.02%
Portugal		0.01%
Jersey, Channel Islands		0.01%
Greece		0.00%
Other Assets in Excess of Liabilities, Net		1.38%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
eMini MSCI EAFE; June 2012	Long	458	$34,201	$34,501	$300
S&P 500 Emini; June 2012	Long	213	14,691	14,842	151
Total					$451

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
LargeCap Blend Fund II
April 30, 2012 (unaudited)

COMMON STOCKS - 97.80%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.11%					Beverages (continued)
Interpublic Group of Cos Inc/The	16,635		$197		Coca-Cola Co/The	138,357		$10,559
Omnicom Group Inc	19,672		1,009		Coca-Cola Enterprises Inc	29,100		876
			$1,206		Constellation Brands Inc (a)	5,903		128
					Dr Pepper Snapple Group Inc	21,033		854
Aerospace & Defense - 1.48%					Green Mountain Coffee Roasters Inc (a)	3,000		146
Boeing Co/The	52,640		4,043		Molson Coors Brewing Co	21,295		885
General Dynamics Corp	8,274		558		PepsiCo Inc	158,606		10,468
Goodrich Corp	4,690		588					$24,242
L-3 Communications Holdings Inc	3,428		252
Lockheed Martin Corp	6,370		577		Biotechnology - 0.81%
Northrop Grumman Corp	5,951		377		Amgen Inc	33,350		2,372
Orbital Sciences Corp (a)	357,238		4,487		Biogen Idec Inc (a)	11,194		1,500
Raytheon Co	14,342		776		Celgene Corp (a)	23,795		1,735
Rockwell Collins Inc	5,375		300		Dendreon Corp (a)	16,100		188
United Technologies Corp	45,400		3,707		Gilead Sciences Inc (a)	44,510		2,314
			$15,665		Life Technologies Corp (a)	9,668		448

Agriculture - 2.33%								$8,557
Altria Group Inc	84,783		2,731		Building Materials - 0.03%
Archer-Daniels-Midland Co	28,818		889		Martin Marietta Materials Inc	4,400		365
Lorillard Inc	3,176		430
Philip Morris International Inc	223,453		20,000
Reynolds American Inc	12,651		517		Chemicals - 1.99%
					Air Products & Chemicals Inc	6,172		528
			$24,567		Celanese Corp	56,980		2,761
Airlines - 0.05%					CF Industries Holdings Inc	2,360		456
Southwest Airlines Co	28,617		237		Dow Chemical Co/The	37,932		1,285
United Continental Holdings Inc (a)	12,500		274		Eastman Chemical Co	4,688		253
			$511		Ecolab Inc	84,893		5,407
					EI du Pont de Nemours & Co	27,388		1,464
Apparel - 0.42%					FMC Corp	2,491		275
Coach Inc	19,687		1,440		LyondellBasell Industries NV	32,610		1,362
Nike Inc	19,092		2,136		Monsanto Co	28,930		2,204
Ralph Lauren Corp	2,264		390		Mosaic Co/The	7,247		383
VF Corp	3,339		508		Potash Corp of Saskatchewan Inc	10,700		454
			$4,474		PPG Industries Inc	12,710		1,338
Automobile Manufacturers - 0.58%					Praxair Inc	14,134		1,635
Ford Motor Co	488,975		5,516		Sherwin-Williams Co/The	7,985		960
General Motors Co (a)	28,800		662		Sigma-Aldrich Corp	4,197		298
			$6,178					$21,063

Automobile Parts & Equipment - 0.37%					Coal - 0.10%
BorgWarner Inc (a)	3,846		304		Arch Coal Inc	8,500		83
Johnson Controls Inc	103,398		3,306		Consol Energy Inc	9,000		299
TRW Automotive Holdings Corp (a)	7,200		329		Peabody Energy Corp	20,552		639
			$3,939					$1,021

Banks - 7.61%					Commercial Services - 1.62%
					Apollo Group Inc (a)	4,237		149
Bank of America Corp	370,859		3,008
Bank of New York Mellon Corp/The	30,393		719		Automatic Data Processing Inc	88,131		4,902
BB&T Corp	15,886		509		DeVry Inc	2,130		69
Capital One Financial Corp	78,481		4,354		Equifax Inc	4,360		200
Citigroup Inc	279,491		9,234		H&R Block Inc	20,770		305
Comerica Inc	7,609		244		Mastercard Inc	5,554		2,512
Fifth Third Bancorp	66,955		953		Moody's Corp	118,406		4,849
Goldman Sachs Group Inc/The	21,977		2,530		Paychex Inc	3,800		118
Huntington Bancshares Inc/OH	77,537		519		Robert Half International Inc	9,800		292
JP Morgan Chase & Co	432,583		18,592		RR Donnelley & Sons Co	6,188		77
KeyCorp	33,332		268		Total System Services Inc	5,311		125
M&T Bank Corp	7,193		620		Visa Inc	21,529		2,647
Morgan Stanley	256,240		4,428		Western Union Co/The	47,331		870
Northern Trust Corp	28,627		1,362					$17,115
PNC Financial Services Group Inc	29,382		1,949		Computers - 7.32%
Regions Financial Corp	50,700		342		Accenture PLC - Class A	29,261		1,900
State Street Corp	10,205		472		Apple Inc (a)	75,799		44,285
SunTrust Banks Inc	179,820		4,366		Cognizant Technology Solutions Corp (a)	6,172		453
US Bancorp	99,599		3,204		Dell Inc (a)	156,242		2,558
Wells Fargo & Co	673,419		22,513		EMC Corp/MA (a)	98,104		2,768
Zions Bancorporation	10,600		216		Hewlett-Packard Co	67,988		1,683
			$80,402		International Business Machines Corp	104,448		21,629
Beverages - 2.30%					Lexmark International Inc	2,690		81
					NetApp Inc (a)	13,440		522
Brown-Forman Corp	3,774		326

See accompanying notes

Schedule of Investments LargeCap Blend Fund II

April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)		COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Computers (continued)						Electronics - 2.46%
SanDisk Corp (a)	29,638		$1,096			Agilent Technologies Inc	21,771		$918
Western Digital Corp (a)	8,723		339			Amphenol Corp	6,047		352
			$77,314			FLIR Systems Inc	5,703		128
						Honeywell International Inc	163,882		9,942
Consumer Products - 0.06%						Jabil Circuit Inc	6,569		154
Kimberly-Clark Corp	8,214		645			TE Connectivity Ltd	15,891		579
						Thermo Fisher Scientific Inc	106,473		5,925
Cosmetics & Personal Care - 1.66%						Tyco International Ltd	137,139		7,698
Avon Products Inc	37,600		812			Waters Corp (a)	3,320		279
Colgate-Palmolive Co	20,535		2,032						$25,975
Procter & Gamble Co/The	230,546		14,672			Engineering & Construction - 0.10%
			$17,516			Fluor Corp	11,701		676
Distribution & Wholesale - 0.14%						Jacobs Engineering Group Inc (a)	4,795		210
Fastenal Co	7,800		365			McDermott International Inc (a)	10,700		121
Fossil Inc (a)	1,921		251						$1,007
Genuine Parts Co	5,808		376
WW Grainger Inc	2,274		473			Entertainment - 0.01%
			$1,465			International Game Technology	9,684		151

Diversified Financial Services - 1.65%						Environmental Control - 0.12%
American Express Co	164,644		9,913			Stericycle Inc (a)	10,400		901
Ameriprise Financial Inc	16,457		892			Waste Management Inc	9,572		327
BlackRock Inc	2,545		488						$1,228
CME Group Inc	4,743		1,261
Discover Financial Services	26,114		885			Food - 2.26%
Federated Investors Inc	3,418		75			Campbell Soup Co	6,868		232
Franklin Resources Inc	8,026		1,008			ConAgra Foods Inc	14,502		374
IntercontinentalExchange Inc (a)	5,006		666			Dean Foods Co (a)	6,869		84
Invesco Ltd	36,836		915			General Mills Inc	43,983		1,711
NASDAQ OMX Group Inc/The	5,093		125			HJ Heinz Co	7,905		421
NYSE Euronext	8,985		231			Hormel Foods Corp	4,472		130
SLM Corp	12,400		184			Kellogg Co	71,436		3,613
T Rowe Price Group Inc	6,430		406			Kraft Foods Inc	70,878		2,826
TD Ameritrade Holding Corp	18,100		340			Kroger Co/The	45,433		1,057
			$17,389			McCormick & Co Inc/MD	203,359		11,370
						Safeway Inc	9,994		203
Electric - 2.50%						SUPERVALU Inc	7,422		44
AES Corp/The (a)	120,927		1,514
						Sysco Corp	14,426		417
Ameren Corp	8,169		268			Tyson Foods Inc	10,562		193
American Electric Power Co Inc	14,702		571			Whole Foods Market Inc	14,109		1,172
Calpine Corp (a)	22,700		426
CMS Energy Corp	9,593		221						$23,847
Consolidated Edison Inc	6,790		404			Forest Products & Paper - 0.71%
Dominion Resources Inc/VA	14,017		732			International Paper Co	224,535		7,479
DTE Energy Co	6,316		356
Duke Energy Corp	31,707		679
Edison International	31,663		1,394			Gas - 0.86%
						AGL Resources Inc	4,366		172
Entergy Corp	17,645		1,157			CenterPoint Energy Inc	34,387		695
Exelon Corp	41,401		1,615
FirstEnergy Corp	32,000		1,498			NiSource Inc	9,507		234
Integrys Energy Group Inc	2,725		149			Sempra Energy	123,756		8,012
NextEra Energy Inc	8,706		560						$9,113
Northeast Utilities	11,593		426			Hand & Machine Tools - 0.08%
NRG Energy Inc (a)	19,000		323			Snap-on Inc	1,919		120
NV Energy Inc	227,440		3,787			Stanley Black & Decker Inc	10,122		741
PG&E Corp	24,940		1,101						$861
Pinnacle West Capital Corp	3,723		180
PPL Corp	21,446		587			Healthcare - Products - 1.35%
Progress Energy Inc	6,135		326			Baxter International Inc	29,122		1,614
SCANA Corp	4,318		199			Becton Dickinson and Co	4,459		350
						Boston Scientific Corp (a)	53,737		336
Southern Co/The	18,127		833
TECO Energy Inc	22,874		412			Covidien PLC	97,576		5,389
Wisconsin Energy Corp	168,340		6,202			CR Bard Inc	2,700		267
Xcel Energy Inc	18,153		491			DENTSPLY International Inc	21,200		870
						Edwards Lifesciences Corp (a)	6,600		548
			$26,411			Hospira Inc (a)	2,900		102
Electrical Components & Equipment - 0.28%						Intuitive Surgical Inc (a)	798		461
Emerson Electric Co	44,036		2,313			Medtronic Inc	24,785		947
Energizer Holdings Inc (a)	6,600		471			Patterson Cos Inc	3,289		112
Molex Inc	4,489		124			St Jude Medical Inc	20,849		808
			$2,908			Stryker Corp	27,973		1,527
accompanying notes					240

See

Schedule of Investments LargeCap Blend Fund II

April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Healthcare - Products (continued)					Leisure Products & Services (continued)
Zimmer Holdings Inc	14,705		$925		Harley-Davidson Inc	150,041		$7,851
			$14,256					$8,735

Healthcare - Services - 1.19%					Lodging - 0.61%
Aetna Inc	118,763		5,231		Las Vegas Sands Corp	18,200		1,010
Coventry Health Care Inc	5,156		155		Marriott International Inc/DE	17,439		681
DaVita Inc (a)	5,369		475		Starwood Hotels & Resorts Worldwide Inc	72,650		4,302
HCA Holdings Inc	15,300		412		Wyndham Worldwide Corp	5,608		282
Humana Inc	8,718		704		Wynn Resorts Ltd	1,000		133
Laboratory Corp of America Holdings (a)	3,795		333					$6,408
Quest Diagnostics Inc	11,862		684
UnitedHealth Group Inc	56,460		3,170		Machinery - Construction & Mining - 0.60%
WellPoint Inc	20,645		1,400		Caterpillar Inc	59,160		6,080
			$12,564		Joy Global Inc	3,946		279
								$6,359
Home Builders - 1.35%
Lennar Corp	116,470		3,231		Machinery - Diversified - 0.55%
Toll Brothers Inc (a)	432,994		10,998		Cummins Inc	33,669		3,899
			$14,229		Deere & Co	8,405		692
					Flowserve Corp	2,032		234
Home Furnishings - 0.04%					Rockwell Automation Inc	5,435		420
Harman International Industries Inc	9,437		468		Roper Industries Inc	3,587		366
					Xylem Inc/NY	6,839		191

Insurance - 3.19%								$5,802
ACE Ltd	8,263		628		Media - 2.96%
Aflac Inc	26,153		1,178		CBS Corp	15,602		520
Allstate Corp/The	49,338		1,644		Charter Communications Inc (a)	1,300		79
American International Group Inc (a)	11,253		383		Comcast Corp - Class A	112,603		3,415
Aon PLC	8,204		425		DIRECTV (a)	27,751		1,367
Assurant Inc	3,267		132		Discovery Communications Inc - A Shares (a)	9,149		498
Berkshire Hathaway Inc - Class A (a)	46		5,557		Discovery Communications Inc - C Shares (a)	11,350		564
Berkshire Hathaway Inc - Class B (a)	59,484		4,785		Gannett Co Inc	8,145		113
Chubb Corp/The	22,064		1,613		McGraw-Hill Cos Inc/The	16,152		794
Cincinnati Financial Corp	6,051		216		News Corp - Class A	51,455		1,008
Hartford Financial Services Group Inc	16,415		337		News Corp - Class B	386,476		7,668
Lincoln National Corp	10,712		265		Scripps Networks Interactive Inc	3,083		155
Loews Corp	9,000		370		Time Warner Cable Inc	16,889		1,358
Marsh & McLennan Cos Inc	39,583		1,324		Time Warner Inc	52,993		1,985
MetLife Inc	289,207		10,420		Viacom Inc	12,946		601
Progressive Corp/The	21,564		459		Walt Disney Co/The	258,931		11,163
Prudential Financial Inc	11,950		723					$31,288
Sun Life Financial Inc	9,100		223
Torchmark Corp	3,764		183		Metal Fabrication & Hardware - 0.12%
Travelers Cos Inc/The	20,922		1,346		Precision Castparts Corp	7,255		1,280
Unum Group	10,154		241
Willis Group Holdings PLC	7,400		270		Mining - 0.33%
XL Group PLC	43,500		936		Alcoa Inc	39,474		384
			$33,658		Freeport-McMoRan Copper & Gold Inc	46,088		1,765
Internet - 2.86%					Newmont Mining Corp	22,448		1,070
Amazon.com Inc (a)	17,495		4,057		Vulcan Materials Co	6,400		274
eBay Inc (a)	34,058		1,398					$3,493
Expedia Inc	3,291		140		Miscellaneous Manufacturing - 3.23%
F5 Networks Inc (a)	2,932		393		3M Co	37,503		3,351
Google Inc (a)	32,717		19,801		Cooper Industries PLC	18,442		1,154
Groupon Inc (a)	9,800		105		Danaher Corp	54,574		2,959
Liberty Interactive Corp (a)	19,600		369		Dover Corp	7,100		445
Netflix Inc (a)	6,051		485		Eaton Corp	125,611		6,051
priceline.com Inc (a)	3,264		2,484		General Electric Co	859,135		16,822
Symantec Corp (a)	27,200		449		Illinois Tool Works Inc	11,467		658
TripAdvisor Inc (a)	3,533		133		Ingersoll-Rand PLC	27,800		1,182
Yahoo! Inc (a)	27,146		422		Pall Corp	5,600		334
			$30,236		Parker Hannifin Corp	5,291		464
Iron & Steel - 0.14%					Textron Inc	24,800		661
Cliffs Natural Resources Inc	5,107		318					$34,081
Nucor Corp	22,930		899		Office & Business Equipment - 0.07%
United States Steel Corp	10,300		292		Pitney Bowes Inc	7,141		123
			$1,509		Xerox Corp	82,295		640
Leisure Products & Services - 0.83%								$763
Carnival Corp	27,200		884

See accompanying notes

Schedule of Investments
LargeCap Blend Fund II
April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Oil & Gas - 8.69%					REITS - 1.80%
Anadarko Petroleum Corp	11,632		$852		American Tower Corp	111,894		$7,338
Apache Corp	89,784		8,614		Annaly Capital Management Inc	94,450		1,541
Chevron Corp	145,139		15,465		AvalonBay Communities Inc	3,550		516
Cimarex Energy Co	3,800		263		Boston Properties Inc	5,524		598
Concho Resources Inc (a)	1,900		204		Equity Residential	7,054		433
ConocoPhillips	40,806		2,923		General Growth Properties Inc	23,400		417
Denbury Resources Inc (a)	13,434		256		HCP Inc	9,170		380
Devon Energy Corp	93,022		6,498		Health Care REIT Inc	7,775		441
Diamond Offshore Drilling Inc	78,569		5,386		Host Hotels & Resorts Inc	24,701		411
EOG Resources Inc	8,529		936		Kimco Realty Corp	13,798		268
EQT Corp	10,428		519		Plum Creek Timber Co Inc	6,018		253
Exxon Mobil Corp	414,890		35,822		Prologis Inc	13,753		492
Helmerich & Payne Inc	3,636		187		Public Storage	8,133		1,166
Hess Corp	85,563		4,461		Simon Property Group Inc	16,430		2,556
Marathon Oil Corp	16,675		489		Ventas Inc	6,544		385
Marathon Petroleum Corp	23,741		988		Vornado Realty Trust	16,204		1,391
Murphy Oil Corp	19,912		1,094		Weyerhaeuser Co	19,267		392
Nabors Industries Ltd (a)	9,766		163					$18,978
Newfield Exploration Co (a)	14,500		520
Noble Corp (a)	13,500		514		Retail - 5.36%
					AutoNation Inc (a)	1,733		60
Noble Energy Inc	3,702		368		AutoZone Inc (a)	2,917		1,156
Occidental Petroleum Corp	29,030		2,648		Bed Bath & Beyond Inc (a)	11,161		785
Pioneer Natural Resources Co	2,400		278
QEP Resources Inc	5,707		176		Best Buy Co Inc	11,073		244
					Big Lots Inc (a)	2,846		104
Range Resources Corp	1,300		87		CarMax Inc (a)	36,800		1,136
Southwestern Energy Co (a)	18,600		587
					Chipotle Mexican Grill Inc (a)	2,596		1,075
Tesoro Corp (a)	5,147		120
Valero Energy Corp	44,397		1,096		Costco Wholesale Corp	9,012		795
WPX Energy Inc (a)	13,166		231		CVS Caremark Corp	53,134		2,371
					Dollar General Corp (a)	17,900		850
			$91,745		Dollar Tree Inc (a)	4,172		424
Oil & Gas Services - 1.50%					GameStop Corp	5,037		115
Baker Hughes Inc	30,441		1,343		Gap Inc/The	12,620		360
Cameron International Corp (a)	5,400		277		Home Depot Inc/The	62,371		3,230
FMC Technologies Inc (a)	9,400		442		Kohl's Corp	36,184		1,814
Halliburton Co	29,306		1,003		Lowe's Cos Inc	35,288		1,110
National Oilwell Varco Inc	102,525		7,767		Macy's Inc	30,451		1,249
Schlumberger Ltd	67,361		4,994		McDonald's Corp	45,542		4,438
			$15,826		Nordstrom Inc	5,448		304
					O'Reilly Automotive Inc (a)	4,722		498
Packaging & Containers - 0.07%					Ross Stores Inc	24,854		1,531
Ball Corp	11,231		469		Staples Inc	24,111		371
Owens-Illinois Inc (a)	5,628		131
					Starbucks Corp	43,158		2,477
Sealed Air Corp	7,161		137		Target Corp	91,000		5,273
			$737		TJX Cos Inc	159,802		6,665
Pharmaceuticals - 7.22%					Walgreen Co	21,638		759
Abbott Laboratories	60,324		3,744		Wal-Mart Stores Inc	169,491		9,984
Allergan Inc/United States	13,092		1,256		Yum! Brands Inc	101,825		7,406
AmerisourceBergen Corp	78,934		2,937					$56,584
Bristol-Myers Squibb Co	315,317		10,522		Semiconductors - 3.66%
Cardinal Health Inc	12,890		545		Advanced Micro Devices Inc (a)	21,878		161
Eli Lilly & Co	44,824		1,856		Altera Corp	12,001		427
Express Scripts Holding Co (a)	40,801		2,276
Forest Laboratories Inc (a)	9,241		322		Analog Devices Inc	13,850		540
					Applied Materials Inc	88,905		1,066
GlaxoSmithKline PLC ADR	123,169		5,694		ASML Holding NV	132,980		6,781
Johnson & Johnson	216,556		14,096		Atmel Corp (a)	90,700		805
McKesson Corp	14,648		1,339		Broadcom Corp (a)	166,393		6,089
Mead Johnson Nutrition Co	5,215		446		Intel Corp	150,943		4,287
Merck & Co Inc	242,134		9,502		KLA-Tencor Corp	10,717		559
Pfizer Inc	946,454		21,702		Lam Research Corp (a)	9,600		400
Sanofi-Aventis SA - Rights (a)	5,301		7
					LSI Corp (a)	21,638		174
			$76,244		Marvell Technology Group Ltd	31,000		465
Pipelines - 0.41%					Micron Technology Inc (a)	94,700		624
El Paso Corp	27,727		823		Novellus Systems Inc (a)	3,099		145
ONEOK Inc	3,533		303		NVIDIA Corp (a)	77,470		1,007
Spectra Energy Corp	46,223		1,421		Qualcomm Inc	151,679		9,683
Williams Cos Inc/The	52,248		1,778		Teradyne Inc (a)	6,952		120
			$4,325		Texas Instruments Inc	148,348		4,738
					Xilinx Inc	15,275		555
								$38,626

See accompanying notes

Schedule of Investments LargeCap Blend Fund II

April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	REPURCHASE AGREEMENTS	Maturity

Software - 4.46%					(continued)	Amount (000's)	Value	(000	's)
Adobe Systems Inc (a)	11,642		$391		Banks (continued)
Akamai Technologies Inc (a)	9,400		306		Investment in Joint Trading Account; JP	$3,307		$3,307
Autodesk Inc (a)	147,674		5,814		Morgan Repurchase Agreement; 0.18%
BMC Software Inc (a)	6,020		248		dated 04/30/12 maturing 05/01/12
CA Inc	13,027		344		(collateralized by US Government
Check Point Software Technologies Ltd (a)	4,000		232		Securities; $3,373,357; 0.00% - 8.38%;
Dun & Bradstreet Corp/The	1,683		131		dated 02/08/13 - 04/23/32)
Electronic Arts Inc (a)	6,500		100		Investment in Joint Trading Account; Merrill	4,720		4,719
Fidelity National Information Services Inc	5,600		189		Lynch Repurchase Agreement; 0.17%
Fiserv Inc (a)	4,894		344		dated 04/30/12 maturing 05/01/12
Intuit Inc	7,274		422		(collateralized by US Government Security;
Microsoft Corp	700,343		22,425		$4,814,162; 1.50%; dated 07/31/16)
Oracle Corp	285,506		8,391					$21,366
Red Hat Inc (a)	12,600		751		TOTAL REPURCHASE AGREEMENTS			$21,366
Salesforce.com Inc (a)	2,827		440		Total Investments			$1,054,249
SAP AG ADR	53,250		3,530		Other Assets in Excess of Liabilities, Net - 0.18%			$1,942
VeriFone Systems Inc (a)	64,940		3,094		TOTAL NET ASSETS - 100.00%			$1,056,191
			$47,152

Telecommunications - 3.70%					(a) Non-Income Producing Security
AT&T Inc	287,899		9,474
CenturyLink Inc	12,928		498
Cisco Systems Inc	579,443		11,676
Corning Inc	31,833		457		Unrealized Appreciation (Depreciation)
Crown Castle International Corp (a)	12,200		691		The net federal income tax unrealized appreciation (depreciation) and federal tax
Harris Corp	4,312		196		cost of investments held as of the period end were as follows:
Juniper Networks Inc (a)	51,500		1,104
MetroPCS Communications Inc (a)	18,449		135		Unrealized Appreciation			$177,168
Motorola Solutions Inc	10,720		547		Unrealized Depreciation			(27,494)
Sprint Nextel Corp (a)	162,100		402		Net Unrealized Appreciation (Depreciation)			$149,674
Verizon Communications Inc	344,054		13,893		Cost for federal income tax purposes			$904,575
			$39,073
					All dollar amounts are shown in thousands (000's)
Textiles - 0.04%
Cintas Corp	10,382		407		Portfolio Summary (unaudited)
					Sector			Percent
Toys, Games & Hobbies - 0.09%					Consumer, Non-cyclical			20 .80%
Hasbro Inc	14,986		550		Financial			16 .27%
Mattel Inc	12,640		425		Technology			15 .51%
			$975		Energy			10 .70%
					Industrial			10 .49%
Transportation - 1.37%					Consumer, Cyclical			9.89%
CH Robinson Worldwide Inc	3,700		221		Communications			9.63%
CSX Corp	52,011		1,160		Utilities			3.36%
Expeditors International of Washington Inc	2,200		88		Basic Materials			3.17%
FedEx Corp	16,966		1,497		Other Assets in Excess of Liabilities, Net			0.18%
Norfolk Southern Corp	6,906		504		TOTAL NET ASSETS			100.00%
Union Pacific Corp	23,590		2,653
United Parcel Service Inc	106,806		8,345
			$14,468
TOTAL COMMON STOCKS			$1,032,883
	Maturity
REPURCHASE AGREEMENTS - 2.02%	Amount (000's)	Value	(000	's)

Banks - 2.02%
Investment in Joint Trading Account; Credit	$4,520		$4,520
Suisse Repurchase Agreement; 0.16%
dated 04/30/12 maturing 05/01/12
(collateralized by US Government
Securities; $4,610,253; 0.00% - 11.25%;
dated 02/15/15 - 08/15/39)
Investment in Joint Trading Account; Deutsche	8,819		8,820
Bank Repurchase Agreement; 0.20% dated
04/30/12 maturing 05/01/12 (collateralized
by US Government Securities; $8,995,618;
0.00% - 8.20%; dated 05/01/12 - 07/15/37)

See accompanying notes

Schedule of Investments
LargeCap Blend Fund II
April 30, 2012 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
S&P 500 Emini; June 2012	Long	345	$23,507	$24,040	$533
Total					$533
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments LargeCap Growth Fund April 30, 2012 (unaudited)

COMMON STOCKS - 96.15%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Apparel - 2.14%					Machinery - Diversified (continued)
Nike Inc	463,500		$51,852		Deere & Co	594,184		$48,937
								$93,949

Automobile Manufacturers - 1.70%					Oil & Gas - 2.12%
Ford Motor Co	3,649,588		41,167		Cabot Oil & Gas Corp	738,996		25,968
					Noble Energy Inc	254,700		25,297
Automobile Parts & Equipment - 0.96%								$51,265
BorgWarner Inc (a)	293,800		23,222		Oil & Gas Services - 2.08%
					FMC Technologies Inc (a)	432,200		20,314
Banks - 2.41%					National Oilwell Varco Inc	397,800		30,137
Capital One Financial Corp	1,049,261		58,213					$50,451
					Pharmaceuticals - 5.79%
Beverages - 2.53%					Allergan Inc/United States	555,500		53,328
Coca-Cola Co/The	802,300		61,232		Pfizer Inc	2,700,900		61,932
					Valeant Pharmaceuticals International Inc (a)	448,000		24,922
								$140,182
Biotechnology - 3.64%
Alexion Pharmaceuticals Inc (a)	316,168		28,556		Retail - 13.42%
Biogen Idec Inc (a)	186,000		24,926		Bed Bath & Beyond Inc (a)	551,331		38,808
Gilead Sciences Inc (a)	665,600		34,618		Chipotle Mexican Grill Inc (a)	31,800		13,170
			$88,100		Home Depot Inc/The	1,081,800		56,026
					Ltd Brands Inc	549,900		27,330
Building Materials - 0.47%					Lululemon Athletica Inc (a)	256,000		18,980
Masco Corp	868,100		11,442		Michael Kors Holdings Ltd (a)	511,711		23,370
					Starbucks Corp	1,202,500		69,000
Chemicals - 3.30%					Tractor Supply Co	138,800		13,659
LyondellBasell Industries NV	567,700		23,718		Ulta Salon Cosmetics & Fragrance Inc	165,400		14,585
Monsanto Co	548,040		41,750		Yum! Brands Inc	685,100		49,827
Sherwin-Williams Co/The	118,800		14,289					$324,755
			$79,757		Semiconductors - 5.67%
Commercial Services - 6.13%					Avago Technologies Ltd	729,339		25,148
Mastercard Inc	178,881		80,902		LSI Corp (a)	2,214,200		17,802
Visa Inc	547,632		67,348		Qualcomm Inc	1,476,300		94,247
			$148,250					$137,197

Computers - 13.03%					Software - 5.74%
Accenture PLC - Class A	740,000		48,063		Citrix Systems Inc (a)	373,500		31,975
Apple Inc (a)	299,407		174,926		Salesforce.com Inc (a)	319,500		49,756
Cognizant Technology Solutions Corp (a)	535,031		39,229		VeriFone Systems Inc (a)	527,100		25,111
EMC Corp/MA (a)	845,028		23,838		VMware Inc (a)	286,200		31,974
Teradata Corp (a)	420,600		29,349					$138,816
			$315,405		Transportation - 3.06%
Cosmetics & Personal Care - 1.11%					FedEx Corp	480,000		42,355
Estee Lauder Cos Inc/The	410,082		26,799		Union Pacific Corp	282,100		31,719
								$74,074
					TOTAL COMMON STOCKS			$2,326,743
Diversified Financial Services - 4.47%						Maturity
American Express Co	881,600		53,081
Discover Financial Services	1,624,455		55,069		REPURCHASE AGREEMENTS - 3.35%	Amount (000's)	Value	(000	's)
			$108,150		Banks- 3.35%
					Investment in Joint Trading Account; Credit	$17,137		$17,137
Food - 1.47%					Suisse Repurchase Agreement; 0.16%
Whole Foods Market Inc	429,400		35,670		dated 04/30/12 maturing 05/01/12
					(collateralized by US Government
Internet - 5.35%					Securities; $17,479,980; 0.00% - 11.25%;
eBay Inc (a)	881,300		36,177		dated 02/15/15 - 08/15/39)
Google Inc (a)	72,800		44,061		Investment in Joint Trading Account; Deutsche	33,439		33,439
priceline.com Inc (a)	64,700		49,225		Bank Repurchase Agreement; 0.20% dated
			$129,463		04/30/12 maturing 05/01/12 (collateralized
					by US Government Securities;
Lodging - 2.92%					$34,107,278; 0.00% - 8.20%; dated
Las Vegas Sands Corp	835,400		46,356		05/01/12 - 07/15/37)
MGM Resorts International (a)	1,808,300		24,268
					Investment in Joint Trading Account; JP	12,540		12,539
			$70,624		Morgan Repurchase Agreement; 0.18%
Machinery - Construction & Mining - 2.76%					dated 04/30/12 maturing 05/01/12
Caterpillar Inc	649,100		66,708		(collateralized by US Government
					Securities; $12,790,229; 0.00% - 8.38%;
					dated 02/08/13 - 04/23/32)
Machinery - Diversified - 3.88%
Cummins Inc	388,600		45,012

See accompanying notes

			Schedule of Investments
			LargeCap Growth Fund
			April 30, 2012 (unaudited)

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value	(000	's)

Banks (continued)
Investment in Joint Trading Account; Merrill	$17,895		$17,895
Lynch Repurchase Agreement; 0.17%
dated 04/30/12 maturing 05/01/12
(collateralized by US Government Security;
$18,253,107; 1.50%; dated 07/31/16)
			$81,010
TOTAL REPURCHASE AGREEMENTS			$81,010
Total Investments			$2,407,753
Other Assets in Excess of Liabilities, Net - 0.50%			$12,142
TOTAL NET ASSETS - 100.00%			$2,419,895

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$646,999
Unrealized Depreciation	(15,309)
Net Unrealized Appreciation (Depreciation)	$631,690
Cost for federal income tax purposes	$1,776,063

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Technology	24 .44%
Consumer, Cyclical	21 .14%
Consumer, Non-cyclical	20 .67%
Financial	10 .23%
Industrial	10 .17%
Communications	5.35%
Energy	4.20%
Basic Materials	3.30%
Other Assets in Excess of Liabilities, Net	0.50%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments LargeCap Growth Fund I April 30, 2012 (unaudited)

COMMON STOCKS - 97.20%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.03%					Building Materials - 0.01%
Interpublic Group of Cos Inc/The	21,797		$257		Martin Marietta Materials Inc	2,702		$224
Omnicom Group Inc	22,133		1,136

			$1,393		Chemicals - 1.89%
Aerospace & Defense - 1.29%					Air Products & Chemicals Inc	14,986		1,281
Alliant Techsystems Inc	314		17		Airgas Inc	9,772		896
BE Aerospace Inc (a)	11,084		521		Albemarle Corp	10,892		711
Boeing Co/The	542,664		41,677		Celanese Corp	20,595		998
Goodrich Corp	6,733		845		CF Industries Holdings Inc	4,384		846
Lockheed Martin Corp	18,597		1,684		Eastman Chemical Co	17,164		926
Rockwell Collins Inc	19,288		1,078		Ecolab Inc	21,295		1,356
TransDigm Group Inc (a)	6,035		761		EI du Pont de Nemours & Co	74,857		4,002
United Technologies Corp	68,869		5,622		FMC Corp	8,662		957
			$52,205		Huntsman Corp	4,542		64
					Intrepid Potash Inc (a)	6,899		172
Agriculture - 0.42%					Kronos Worldwide Inc	2,630		63
Altria Group Inc	110,842		3,570		LyondellBasell Industries NV	2,570		107
Bunge Ltd	4,988		322		Monsanto Co	43,031		3,278
Philip Morris International Inc	141,425		12,659		Mosaic Co/The	21,340		1,127
Reynolds American Inc	12,725		519		PPG Industries Inc	12,840		1,351
			$17,070		Praxair Inc	288,469		33,376
					Rockwood Holdings Inc (a)	7,836		434
Airlines - 0.25%
Copa Holdings SA	3,050		248		Sherwin-Williams Co/The	190,735		22,942
Delta Air Lines Inc (a)	61,390		673		Sigma-Aldrich Corp	15,111		1,071
United Continental Holdings Inc (a)	424,907		9,314		WR Grace & Co (a)	7,980		476
			$10,235					$76,434

Apparel - 1.57%					Coal - 0.05%
Coach Inc	697,736		51,046		Arch Coal Inc	2,103		20
Deckers Outdoor Corp (a)	4,874		249		Consol Energy Inc	28,213		938
Hanesbrands Inc (a)	11,971		338		Peabody Energy Corp	34,123		1,062
Nike Inc	28,109		3,144					$2,020
Ralph Lauren Corp	50,624		8,721		Commercial Services - 3.52%
			$63,498		Aaron's Inc	7,043		191
					Alliance Data Systems Corp (a)	6,090		782
Automobile Manufacturers - 0.08%					Apollo Group Inc (a)	13,170		464
Ford Motor Co	166,692		1,880
Navistar International Corp (a)	4,737		161		Automatic Data Processing Inc	35,339		1,966
PACCAR Inc	29,560		1,270		DeVry Inc	6,385		205
					Genpact Ltd (a)	1,807,827		30,155
			$3,311
					H&R Block Inc	21,672		319
Automobile Parts & Equipment - 0.04%					ITT Educational Services Inc (a)	3,611		238
BorgWarner Inc (a)	13,839		1,094		Mastercard Inc	225,723		102,088
Delphi Automotive PLC (a)	5,978		183		Moody's Corp	23,715		971
WABCO Holdings Inc (a)	8,504		536		Morningstar Inc	2,944		170
			$1,813		Paychex Inc	20,790		644
					SEI Investments Co	17,794		359
Banks - 0.48%					Towers Watson & Co	753		49
JP Morgan Chase & Co	426,700		18,339		Verisk Analytics Inc (a)	12,214		598
Wells Fargo & Co	26,257		878		Visa Inc	13,700		1,685
			$19,217		Weight Watchers International Inc	3,696		281
Beverages - 0.68%					Western Union Co/The	44,713		822
Coca-Cola Co/The	139,715		10,663					$141,987
Dr Pepper Snapple Group Inc	27,556		1,118		Computers - 13.10%
Green Mountain Coffee Roasters Inc (a)	143,900		7,015
Monster Beverage Corp (a)	17,647		1,146		Accenture PLC - Class A	873,727		56,749
					Apple Inc (a)	482,338		281,802
PepsiCo Inc	112,189		7,405		Cadence Design Systems Inc (a)	33,988		397
			$27,347		Cognizant Technology Solutions Corp (a)	624,582		45,794
Biotechnology - 2.35%					Dell Inc (a)	96,912		1,586
Alexion Pharmaceuticals Inc (a)	142,793		12,897		EMC Corp/MA (a)	1,214,046		34,248
Biogen Idec Inc (a)	144,514		19,366		Fortinet Inc (a)	14,477		378
Celgene Corp (a)	301,334		21,974		International Business Machines Corp	97,540		20,199
Charles River Laboratories International Inc (a)	6,178		219		NCR Corp (a)	15,711		369
Gilead Sciences Inc (a)	606,687		31,554		NetApp Inc (a)	1,582,541		61,450
Human Genome Sciences Inc (a)	505,046		7,429		SanDisk Corp (a)	685,600		25,374
Illumina Inc (a)	15,519		691		Teradata Corp (a)	11,938		833
Life Technologies Corp (a)	1,878		87					$529,179
Myriad Genetics Inc (a)	11,141		290
United Therapeutics Corp (a)	5,577		244		Consumer Products - 0.06%
					Kimberly-Clark Corp	24,339		1,910
			$94,751

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Consumer Products (continued)					Entertainment (continued)
Tupperware Brands Corp	6,982		$435		International Game Technology	18,510		$289
			$2,345					$790

Cosmetics & Personal Care - 1.50%					Environmental Control - 1.55%
Avon Products Inc	30,533		660		Stericycle Inc (a)	720,575		62,402
Colgate-Palmolive Co	38,392		3,798
Estee Lauder Cos Inc/The	841,945		55,021
Procter & Gamble Co/The	16,433		1,046		Food - 0.40%
					Campbell Soup Co	17,705		599
			$60,525		ConAgra Foods Inc	4,929		127
Distribution & Wholesale - 1.95%					General Mills Inc	41,908		1,630
Fastenal Co	244,683		11,456		HJ Heinz Co	16,023		854
Fossil Inc (a)	500,360		65,383		Hormel Foods Corp	8,801		256
Genuine Parts Co	5,185		336		Kellogg Co	19,612		992
LKQ Corp (a)	18,095		605		Kroger Co/The	37,620		875
WESCO International Inc (a)	1,558		103		Sara Lee Corp	34,177		753
WW Grainger Inc	4,042		840		Sysco Corp	39,594		1,144
			$78,723		Whole Foods Market Inc	105,087		8,730
								$15,960
Diversified Financial Services - 2.26%
Affiliated Managers Group Inc (a)	4,488		510		Forest Products & Paper - 0.01%
American Express Co	50,686		3,052		International Paper Co	11,192		373
BlackRock Inc	5,193		995
CBOE Holdings Inc	6,362		168		Hand & Machine Tools - 0.01%
Charles Schwab Corp/The	3,024,410		43,249		Lincoln Electric Holdings Inc	6,254		307
Discover Financial Services	6,520		221
Eaton Vance Corp	14,785		389
Federated Investors Inc	9,252		204		Healthcare - Products - 4.18%
Franklin Resources Inc	233,149		29,263		Baxter International Inc	223,761		12,399
IntercontinentalExchange Inc (a)	5,789		770		Becton Dickinson and Co	17,452		1,369
LPL Investment Holdings Inc	3,806		137		Bruker BioSciences Corp (a)	10,705		161
NASDAQ OMX Group Inc/The	1,832		45		Covidien PLC	20,867		1,153
NYSE Euronext	9,234		238		DENTSPLY International Inc	290,000		11,907
T Rowe Price Group Inc	20,462		1,292		Edwards Lifesciences Corp (a)	229,584		19,048
TD Ameritrade Holding Corp	564,855		10,613		Gen-Probe Inc (a)	5,672		463
Waddell & Reed Financial Inc	9,958		318		Henry Schein Inc (a)	5,893		452
			$91,464		Hill-Rom Holdings Inc	6,174		200
					IDEXX Laboratories Inc (a)	508,978		44,755
Electric - 0.01%					Intuitive Surgical Inc (a)	90,593		52,381
ITC Holdings Corp	6,330		490		Medtronic Inc	73,677		2,814
National Fuel Gas Co	1,457		69		Patterson Cos Inc	4,960		169
			$559		ResMed Inc (a)	18,466		628
					Sirona Dental Systems Inc (a)	6,732		340
Electrical Components & Equipment - 0.11%
AMETEK Inc	21,202		1,067		St Jude Medical Inc	25,441		985
Emerson Electric Co	60,507		3,179		Stryker Corp	329,412		17,976
			$4,246		Techne Corp	4,692		314
					Thoratec Corp (a)	7,096		247
Electronics - 2.61%					Varian Medical Systems Inc (a)	14,588		925
Agilent Technologies Inc	27,729		1,170					$168,686
Amphenol Corp	1,006,758		58,533
FLIR Systems Inc	19,878		446		Healthcare - Services - 3.01%
					Covance Inc (a)	757,330		35,412
Garmin Ltd	886		42		DaVita Inc (a)	640,747		56,757
Honeywell International Inc	63,351		3,843
Jabil Circuit Inc	19,200		450		HCA Holdings Inc	8,646		233
Mettler-Toledo International Inc (a)	4,051		726		Health Management Associates Inc (a)	28,539		206
					Laboratory Corp of America Holdings (a)	12,628		1,110
National Instruments Corp	1,436,718		39,079
Thomas & Betts Corp (a)	821		59		Lincare Holdings Inc	11,476		280
Waters Corp (a)	11,004		926		Mednax Inc (a)	6,345		446
			$105,274		Quest Diagnostics Inc	17,981		1,037
					UnitedHealth Group Inc	458,100		25,722
Engineering & Construction - 1.49%					Universal Health Services Inc	10,694		457
AECOM Technology Corp (a)	6,519		144					$121,660
Chicago Bridge & Iron Co NV	6,971		310
Fluor Corp	1,028,569		59,400		Home Furnishings - 0.02%
KBR Inc	1,128		38		Harman International Industries Inc	5,460		271
McDermott International Inc (a)	25,936		293		Tempur-Pedic International Inc (a)	8,214		483
			$60,185					$754

Entertainment - 0.02%					Insurance - 0.01%
Bally Technologies Inc (a)	5,291		257		Erie Indemnity Co	3,339		257
Dolby Laboratories Inc (a)	6,229		244

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Internet - 9.74%					Metal Fabrication & Hardware (continued)
Amazon.com Inc (a)	266,935		$61,902		Timken Co	9,300		$526
Baidu Inc/China ADR(a)	233,434		30,977					$29,853
eBay Inc (a)	524,039		21,512
Expedia Inc	6,867		293		Mining - 0.10%
F5 Networks Inc (a)	5,711		765		Compass Minerals International Inc	4,077		312
Facebook Inc (a),(b),(c),(d)	220,758		7,799		Freeport-McMoRan Copper & Gold Inc	76,056		2,913
Facebook Inc - Class A (a),(b),(c),(e)	127,180		4,493		Southern Copper Corp	21,714		714
Google Inc (a)	260,970		157,947					$3,939
Groupon Inc (a)	367,520		3,936		Miscellaneous Manufacturing - 3.10%
Liberty Interactive Corp (a)	895,134		16,864		3M Co	49,906		4,460
LinkedIn Corp (a)	82,600		8,958		Cooper Industries PLC	14,228		890
Netflix Inc (a)	104,000		8,335		Danaher Corp	2,094,641		113,572
priceline.com Inc (a)	86,192		65,576		Donaldson Co Inc	18,062		626
Symantec Corp (a)	59,859		989		Dover Corp	18,345		1,149
TripAdvisor Inc (a)	7,187		270		Eaton Corp	16,298		785
Zynga Inc (a)	330,800		2,759		Illinois Tool Works Inc	33,535		1,924
			$393,375		Ingersoll-Rand PLC	19,900		846
Iron & Steel - 0.03%					Leggett & Platt Inc	13,562		295
Carpenter Technology Corp	5,548		309		Parker Hannifin Corp	7,376		647
Cliffs Natural Resources Inc	11,015		685					$125,194
Steel Dynamics Inc	18,861		241		Oil & Gas - 3.91%
			$1,235		Anadarko Petroleum Corp	9,970		730
Leisure Products & Services - 0.78%					Apache Corp	8,803		845
					Atwood Oceanics Inc (a)	1,319		58
Carnival Corp	921,433		29,937
Harley-Davidson Inc	18,727		980		Canadian Natural Resources Ltd	1,287,465		44,739
Polaris Industries Inc	7,818		621		Chevron Corp	8,877		946
			$31,538		Cimarex Energy Co	310,270		21,443
					Concho Resources Inc (a)	7,114		763
Lodging - 1.50%					Denbury Resources Inc (a)	40,424		770
Las Vegas Sands Corp	539,378		29,930		Diamond Offshore Drilling Inc	4,029		276
Marriott International Inc/DE	20,787		813		EOG Resources Inc	206,095		22,632
Starwood Hotels & Resorts Worldwide Inc	505,911		29,950		EQT Corp	6,265		312
			$60,693		Exxon Mobil Corp	288,937		24,947
					Forest Oil Corp (a)	11,273		150
Machinery - Construction & Mining - 0.15%					Helmerich & Payne Inc	10,668		548
Caterpillar Inc	51,279		5,270		HollyFrontier Corp	24,053		741
Joy Global Inc	13,815		978		Murphy Oil Corp	3,572		196
			$6,248		Noble Energy Inc	4,282		425
Machinery - Diversified - 1.43%					Occidental Petroleum Corp	18,810		1,716
Babcock & Wilcox Co/The (a)	14,855		365		Patterson-UTI Energy Inc	2,070		34
Cummins Inc	15,494		1,795		Pioneer Natural Resources Co	6,597		764
Deere & Co	33,809		2,784		QEP Resources Inc	16,754		516
Flowserve Corp	6,403		736		Range Resources Corp	279,737		18,647
Gardner Denver Inc	5,720		373		SandRidge Energy Inc (a)	51,815		414
IDEX Corp	8,966		388		Southwestern Energy Co (a)	459,004		14,495
Nordson Corp	7,269		392		Whiting Petroleum Corp (a)	14,832		848
Rockwell Automation Inc	11,672		903					$157,955
Roper Industries Inc	482,940		49,212		Oil & Gas Services - 4.85%
Wabtec Corp/DE	5,829		453		Baker Hughes Inc	22,806		1,006
Zebra Technologies Corp (a)	6,886		267
					Core Laboratories NV	356,702		48,861
			$57,668		FMC Technologies Inc (a)	1,081,948		50,852
Media - 0.40%					Halliburton Co	71,628		2,451
CBS Corp	12,516		417		Oil States International Inc (a)	5,201		414
Comcast Corp - Class A	95,353		2,892		Schlumberger Ltd	1,236,204		91,652
DIRECTV (a)	56,542		2,786		Superior Energy Services Inc (a)	20,334		547
Discovery Communications Inc - A Shares (a)	22,207		1,209					$195,783
DISH Network Corp	18,148		580		Packaging & Containers - 0.07%
FactSet Research Systems Inc	5,831		612		Ball Corp	20,281		847
John Wiley & Sons Inc	4,784		216		Crown Holdings Inc (a)	19,707		729
Liberty Global Inc - A Shares (a)	19,268		960
					Packaging Corp of America	12,149		355
McGraw-Hill Cos Inc/The	18,251		897		Rock-Tenn Co	8,363		521
Scripps Networks Interactive Inc	10,675		536		Silgan Holdings Inc	6,236		273
Sirius XM Radio Inc (a)	473,892		1,071
Time Warner Cable Inc	25,456		2,048					$2,725
Viacom Inc	44,252		2,053		Pharmaceuticals - 5.74%
			$16,277		Abbott Laboratories	115,049		7,140
					Allergan Inc/United States	21,554		2,069
Metal Fabrication & Hardware - 0.74%					AmerisourceBergen Corp	21,751		809
Precision Castparts Corp	166,284		29,327		Cardinal Health Inc	21,166		895

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Pharmaceuticals (continued)					Retail (continued)
Catalyst Health Solutions Inc (a)	43,700		$3,774		Williams-Sonoma Inc	6,605		$256
Eli Lilly & Co	26,992		1,117		Yum! Brands Inc	36,656		2,666
Endo Pharmaceuticals Holdings Inc (a)	14,072		495					$173,543
Express Scripts Holding Co (a)	1,809,672		100,961
Herbalife Ltd	14,247		1,002		Semiconductors - 4.16%
					Advanced Micro Devices Inc (a)	74,221		546
Johnson & Johnson	44,080		2,869
McKesson Corp	354,076		32,367		Altera Corp	25,862		920
Mead Johnson Nutrition Co	698,159		59,735		Analog Devices Inc	23,574		919
Mylan Inc/PA (a)	50,238		1,091		Applied Materials Inc	10,294		123
					Atmel Corp (a)	1,939,598		17,204
Sanofi-Aventis SA - Rights (a)	15,035		20
SXC Health Solutions Corp (a)	20,700		1,875		Avago Technologies Ltd	23,099		797
					Broadcom Corp (a)	794,718		29,087
Valeant Pharmaceuticals International Inc (a)	254,500		14,158
					Cypress Semiconductor Corp (a)	20,151		312
Warner Chilcott PLC (a)	18,675		406
Watson Pharmaceuticals Inc (a)	14,403		1,085		KLA-Tencor Corp	15,672		817
					Lam Research Corp (a)	14,610		609
			$231,868		LSI Corp (a)	22,085		178
Pipelines - 0.32%					Maxim Integrated Products Inc	38,941		1,152
El Paso Corp	50,948		1,511		NVIDIA Corp (a)	75,632		983
Williams Cos Inc/The	339,400		11,550		ON Semiconductor Corp (a)	56,050		463
			$13,061		QLogic Corp (a)	12,199		210
					Qualcomm Inc	1,729,955		110,440
REITS - 0.31%					Skyworks Solutions Inc (a)	23,909		649
American Tower Corp	30,248		1,984		Texas Instruments Inc	59,164		1,890
Apartment Investment & Management Co	9,730		264		Xilinx Inc	21,321		776
Boston Properties Inc	9,115		987					$168,075
Camden Property Trust	6,020		407
Digital Realty Trust Inc	13,262		996		Software - 6.44%
Equity Residential	2,053		126		Adobe Systems Inc (a)	35,675		1,197
Essex Property Trust Inc	2,195		347		Akamai Technologies Inc (a)	225,340		7,346
Federal Realty Investment Trust	5,682		572		Allscripts Healthcare Solutions Inc (a)	19,324		214
Macerich Co/The	5,547		341		ANSYS Inc (a)	634,032		42,524
Public Storage	10,107		1,448		Autodesk Inc (a)	233,111		9,177
Rayonier Inc	14,694		666		BMC Software Inc (a)	21,237		876
Simon Property Group Inc	19,111		2,974		Cerner Corp (a)	11,326		918
UDR Inc	1,544		41		Citrix Systems Inc (a)	519,037		44,435
Ventas Inc	19,393		1,140		Dun & Bradstreet Corp/The	5,837		454
Vornado Realty Trust	2,446		210		Fiserv Inc (a)	13,890		976
			$12,503		Informatica Corp (a)	207,110		9,531
					Intuit Inc	24,248		1,406
Retail - 4.30%					Microsoft Corp	597,613		19,136
Advance Auto Parts Inc	8,728		801		MSCI Inc (a)	15,182		556
AutoZone Inc (a)	2,098		831
					Nuance Communications Inc (a)	649,080		15,864
Bed Bath & Beyond Inc (a)	20,074		1,413
Big Lots Inc (a)	3,124		114		Oracle Corp	308,895		9,078
					Red Hat Inc (a)	321,668		19,175
Brinker International Inc	10,113		318		Salesforce.com Inc (a)	487,834		75,971
Chipotle Mexican Grill Inc (a)	50,790		21,035
					VMware Inc (a)	11,171		1,248
Copart Inc (a)	13,650		360
Costco Wholesale Corp	633,489		55,855					$260,082
Dick's Sporting Goods Inc	10,665		540		Telecommunications - 2.40%
Dollar General Corp (a)	11,958		568		Crown Castle International Corp (a)	804,819		45,561
Dollar Tree Inc (a)	9,625		978		Harris Corp	4,132		188
DSW Inc	2,411		136		Juniper Networks Inc (a)	2,178,568		46,686
Guess? Inc	8,167		239		MetroPCS Communications Inc (a)	33,530		245
Home Depot Inc/The	75,872		3,929		NeuStar Inc (a)	8,723		317
Kohl's Corp	18,206		913		NII Holdings Inc (a)	15,754		220
Ltd Brands Inc	18,412		915		Polycom Inc (a)	22,302		296
Macy's Inc	6,375		261		SBA Communications Corp (a)	14,109		758
McDonald's Corp	163,146		15,899		tw telecom inc (a)	16,236		354
MSC Industrial Direct Co Inc	5,598		413		Verizon Communications Inc	50,112		2,024
Nordstrom Inc	20,229		1,130		Windstream Corp	34,176		384
O'Reilly Automotive Inc (a)	10,852		1,144					$97,033
Panera Bread Co (a)	3,265		516
PetSmart Inc	14,105		822		Toys, Games & Hobbies - 0.04%
Ross Stores Inc	18,432		1,135		Hasbro Inc	14,572		536
Sally Beauty Holdings Inc (a)	10,619		282		Mattel Inc	31,528		1,059
Starbucks Corp	744,627		42,727					$1,595
Target Corp	4,546		263		Transportation - 1.73%
TJX Cos Inc	62,222		2,595		CH Robinson Worldwide Inc	11,709		700
Tractor Supply Co	44,984		4,427		CSX Corp	78,271		1,746
Ulta Salon Cosmetics & Fragrance Inc	5,474		483		Expeditors International of Washington Inc	15,019		601
Walgreen Co	75,938		2,662		FedEx Corp	2,167		191
Wal-Mart Stores Inc	117,413		6,917

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
April 30, 2012 (unaudited)

					Portfolio Summary (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	Sector	Percent
					Technology	23 .70%
Transportation (continued)					Consumer, Non-cyclical	21 .86%
Landstar System Inc	5,749		$308		Industrial	14 .29%
Union Pacific Corp	304,790		34,270		Communications	12 .57%
United Parcel Service Inc	412,079		32,200		Consumer, Cyclical	10 .55%
			$70,016		Energy	9.13%
TOTAL COMMON STOCKS			$3,925,453		Financial	5.19%
	Maturity				Basic Materials	2.03%
REPURCHASE AGREEMENTS - 2.13%	Amount (000's)	Value	(000	's)	Utilities	0.01%
					Other Assets in Excess of Liabilities, Net	0.67%
Banks- 2.13%					TOTAL NET ASSETS	100.00%
Investment in Joint Trading Account; Credit	$18,191		$18,190
Suisse Repurchase Agreement; 0.16%
dated 04/30/12 maturing 05/01/12
(collateralized by US Government
Securities; $18,554,480; 0.00% - 11.25%;
dated 02/15/15 - 08/15/39)
Investment in Joint Trading Account; Deutsche	35,494		35,494
Bank Repurchase Agreement; 0.20% dated
04/30/12 maturing 05/01/12 (collateralized
by US Government Securities;
$36,203,863; 0.00% - 8.20%; dated
05/01/12 - 07/15/37)
Investment in Joint Trading Account; JP	13,310		13,311
Morgan Repurchase Agreement; 0.18%
dated 04/30/12 maturing 05/01/12
(collateralized by US Government
Securities; $13,576,449; 0.00% - 8.38%;
dated 02/08/13 - 04/23/32)
Investment in Joint Trading Account; Merrill	18,995		18,995
Lynch Repurchase Agreement; 0.17%
dated 04/30/12 maturing 05/01/12
(collateralized by US Government Security;
$19,375,131; 1.50%; dated 07/31/16)
			$85,990
TOTAL REPURCHASE AGREEMENTS			$85,990
Total Investments			$4,011,443
Other Assets in Excess of Liabilities, Net - 0.67%			$26,946
TOTAL NET ASSETS - 100.00%			$4,038,389

(a)	Non-Income Producing Security
(b)	Security is Illiquid
(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $12,292 or 0.30% of net assets.
(d)	Restricted Security. At the end of the period, the value of this security totaled $7,799 or 0.19% of net assets. The security was purchased March 31, 2011 - May 19, 2011 at a total cost of $5,520.
(e)	Restricted Security. At the end of the period, the value of this security totaled $4,493 or 0.11% of net assets. The security was purchased August 12, 2011 - December 30, 2011 at a total cost of $3,833.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$911,998
Unrealized Depreciation	(77,578)
Net Unrealized Appreciation (Depreciation)	$834,420
Cost for federal income tax purposes	$3,177,023

All dollar amounts are shown in thousands (000's)

See accompanying notes

		Schedule of Investments
LargeCap Growth Fund I
April 30, 2012 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
S&P 500 Emini; June 2012	Long	1,476	$103,124	$102,848	$(276)
Total					$(276)
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments LargeCap Growth Fund II April 30, 2012 (unaudited)

COMMON STOCKS - 96.23%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.57%					Building Materials - 0.01%
Interpublic Group of Cos Inc/The	11,278		$133		Martin Marietta Materials Inc	1,398		$116
Omnicom Group Inc	136,572		7,008

			$7,141		Chemicals - 2.69%
Aerospace & Defense - 1.46%					Air Products & Chemicals Inc	7,755		663
Alliant Techsystems Inc	139		8		Airgas Inc	5,056		463
BE Aerospace Inc (a)	5,745		270		Albemarle Corp	5,645		369
Boeing Co/The	26,666		2,048		Celanese Corp	10,656		517
Goodrich Corp	3,484		437		CF Industries Holdings Inc	2,269		438
Lockheed Martin Corp	9,623		871		Eastman Chemical Co	8,896		480
Rockwell Collins Inc	9,980		558		Ecolab Inc	11,019		702
TransDigm Group Inc (a)	3,123		394		EI du Pont de Nemours & Co	147,386		7,880
United Technologies Corp	166,499		13,593		FMC Corp	4,490		496
			$18,179		Huntsman Corp	2,354		33
					Intrepid Potash Inc (a)	3,569		89
Agriculture - 1.69%					Kronos Worldwide Inc	1,363		32
Altria Group Inc	57,354		1,847		LyondellBasell Industries NV	1,332		56
Bunge Ltd	2,581		167		Monsanto Co	185,672		14,144
Philip Morris International Inc	209,289		18,733		Mosaic Co/The	11,044		583
Reynolds American Inc	6,584		269		PPG Industries Inc	6,339		667
			$21,016		Praxair Inc	10,979		1,270
					Rockwood Holdings Inc (a)	60,350		3,340
Airlines - 0.07%
Copa Holdings SA	1,581		128		Sherwin-Williams Co/The	3,744		450
Delta Air Lines Inc (a)	31,767		348		Sigma-Aldrich Corp	7,819		554
United Continental Holdings Inc (a)	17,003		373		WR Grace & Co (a)	4,136		247
			$849					$33,473

Apparel - 0.98%					Coal - 0.08%
Coach Inc	73,922		5,408		Arch Coal Inc	1,091		11
Deckers Outdoor Corp (a)	2,522		129		Consol Energy Inc	14,598		485
Hanesbrands Inc (a)	6,194		175		Peabody Energy Corp	17,656		549
Nike Inc	54,379		6,083					$1,045
Ralph Lauren Corp	2,578		444		Commercial Services - 2.30%
			$12,239		Aaron's Inc	3,650		99
					Alliance Data Systems Corp (a)	3,156		406
Automobile Manufacturers - 0.14%					Apollo Group Inc (a)	6,815		240
Ford Motor Co	86,252		973
Navistar International Corp (a)	2,456		83		Automatic Data Processing Inc	104,862		5,832
PACCAR Inc	15,295		657		DeVry Inc	3,304		106
			$1,713		H&R Block Inc	11,233		165
					ITT Educational Services Inc (a)	1,871		124
Automobile Parts & Equipment - 0.93%					Mastercard Inc	17,453		7,893
Autoliv Inc	66,472		4,171		Moody's Corp	12,274		503
BorgWarner Inc (a)	88,256		6,976		Morningstar Inc	1,523		88
Delphi Automotive PLC (a)	3,093		95		Paychex Inc	10,758		333
WABCO Holdings Inc (a)	4,400		277		SEI Investments Co	9,208		186
			$11,519		Towers Watson & Co	390		26
					Verisk Analytics Inc (a)	6,320		309
Banks - 0.61%					Visa Inc	95,288		11,719
Wells Fargo & Co	225,142		7,527		Weight Watchers International Inc	1,914		145
					Western Union Co/The	23,137		425
Beverages - 4.99%								$28,599
Boston Beer Co Inc/The (a)	8,413		869
Brown-Forman Corp	19,199		1,658		Computers - 11.78%
Coca-Cola Co/The	450,595		34,390		Accenture PLC - Class A	226,498		14,711
					Apple Inc (a)	139,630		81,577
Dr Pepper Snapple Group Inc	14,258		579		Cadence Design Systems Inc (a)	17,587		205
Monster Beverage Corp (a)	27,401		1,780
					Cognizant Technology Solutions Corp (a)	10,824		794
PepsiCo Inc	343,594		22,676		Dell Inc (a)	248,192		4,063
			$61,952		EMC Corp/MA (a)	594,172		16,761
Biotechnology - 1.02%					Fortinet Inc (a)	45,086		1,178
Alexion Pharmaceuticals Inc (a)	38,456		3,474		International Business Machines Corp	111,571		23,104
Biogen Idec Inc (a)	9,841		1,319		NCR Corp (a)	8,130		191
Celgene Corp (a)	18,043		1,316		NetApp Inc (a)	85,314		3,313
Charles River Laboratories International Inc (a)	3,196		114		Teradata Corp (a)	6,177		431
Gilead Sciences Inc (a)	110,512		5,747					$146,328
Illumina Inc (a)	8,030		358
Life Technologies Corp (a)	974		45		Consumer Products - 0.21%
Myriad Genetics Inc (a)	5,772		150		Church & Dwight Co Inc	28,285		1,437
United Therapeutics Corp (a)	2,891		126		Kimberly-Clark Corp	12,595		989
			$12,649		Tupperware Brands Corp	3,617		225
								$2,651

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Cosmetics & Personal Care - 2.32%					Food (continued)
Avon Products Inc	15,799		$341		General Mills Inc	21,685		$843
Colgate-Palmolive Co	175,900		17,404		Hershey Co/The	68,423		4,585
Estee Lauder Cos Inc/The	60,594		3,960		HJ Heinz Co	8,290		442
Procter & Gamble Co/The	112,703		7,172		Hormel Foods Corp	4,554		132
			$28,877		Kellogg Co	75,856		3,836
					Kraft Foods Inc	312,400		12,456
Distribution & Wholesale - 0.15%					Kroger Co/The	19,466		453
Fastenal Co	10,489		491		Sara Lee Corp	17,684		390
Fossil Inc (a)	3,274		428
					Sysco Corp	20,522		593
Genuine Parts Co	2,688		174		Unilever NV - NY shares	169,600		5,826
LKQ Corp (a)	9,363		313
WESCO International Inc (a)	806		54		Whole Foods Market Inc	46,194		3,837
WW Grainger Inc	2,092		435					$33,769
			$1,895		Forest Products & Paper - 0.02%
					International Paper Co	5,802		193
Diversified Financial Services - 0.92%
Affiliated Managers Group Inc (a)	2,327		264
American Express Co	26,226		1,579		Hand & Machine Tools - 0.01%
BlackRock Inc	31,359		6,008		Lincoln Electric Holdings Inc	3,242		159
CBOE Holdings Inc	3,298		87
Charles Schwab Corp/The	42,740		611		Healthcare - Products - 3.39%
Discover Financial Services	3,379		115		Baxter International Inc	21,230		1,176
Eaton Vance Corp	7,650		201		Becton Dickinson and Co	9,030		708
Federated Investors Inc	4,787		106		Bruker BioSciences Corp (a)	5,539		83
Franklin Resources Inc	5,727		719		Cepheid Inc (a)	34,875		1,340
IntercontinentalExchange Inc (a)	2,995		398
					Cooper Cos Inc/The	20,865		1,840
LPL Investment Holdings Inc	1,969		71		Covidien PLC	101,859		5,625
NASDAQ OMX Group Inc/The	851		21		DENTSPLY International Inc	30,770		1,263
NYSE Euronext	4,778		123		Edwards Lifesciences Corp (a)	39,015		3,237
T Rowe Price Group Inc	10,587		668		Gen-Probe Inc (a)	20,624		1,682
TD Ameritrade Holding Corp	13,610		256		Henry Schein Inc (a)	3,055		234
Waddell & Reed Financial Inc	5,162		165		Hill-Rom Holdings Inc	50,815		1,649
			$11,392		IDEXX Laboratories Inc (a)	19,967		1,756
Electric - 0.02%					Intuitive Surgical Inc (a)	6,410		3,706
ITC Holdings Corp	3,275		253		Medtronic Inc	37,418		1,429
National Fuel Gas Co	755		36		Patterson Cos Inc	2,572		88
					ResMed Inc (a)	74,607		2,537
			$289		Sirona Dental Systems Inc (a)	3,489		176
Electrical Components & Equipment - 0.18%					St Jude Medical Inc	13,187		511
AMETEK Inc	10,970		552		Stryker Corp	170,364		9,297
Emerson Electric Co	31,309		1,645		Techne Corp	2,427		163
			$2,197		Thoratec Corp (a)	3,671		128
					Varian Medical Systems Inc (a)	7,548		479
Electronics - 1.73%
Agilent Technologies Inc	104,518		4,408		Zimmer Holdings Inc	48,654		3,062
Amphenol Corp	6,039		351					$42,169
FLIR Systems Inc	10,285		231		Healthcare - Services - 0.22%
Garmin Ltd	411		19		Covance Inc (a)	3,966		185
Honeywell International Inc	187,121		11,351		DaVita Inc (a)	6,228		552
Jabil Circuit Inc	113,344		2,658		HCA Holdings Inc	4,473		120
Mettler-Toledo International Inc (a)	2,096		376		Health Management Associates Inc (a)	14,791		107
Thomas & Betts Corp (a)	425		31		Laboratory Corp of America Holdings (a)	6,534		574
Trimble Navigation Ltd (a)	29,247		1,584		Lincare Holdings Inc	5,948		145
Waters Corp (a)	5,694		479		Mednax Inc (a)	3,283		231
			$21,488		Quest Diagnostics Inc	9,304		537
Engineering & Construction - 0.07%					Universal Health Services Inc	5,534		236
AECOM Technology Corp (a)	3,373		74					$2,687
Chicago Bridge & Iron Co NV	3,613		161		Home Furnishings - 0.17%
Fluor Corp	7,000		404		Harman International Industries Inc	2,825		140
KBR Inc	524		18		Tempur-Pedic International Inc (a)	33,127		1,949
McDermott International Inc (a)	13,420		152					$2,089
			$809
					Insurance - 0.20%
Entertainment - 0.03%					Brown & Brown Inc	85,813		2,315
Bally Technologies Inc (a)	2,738		133		Erie Indemnity Co	1,731		133
Dolby Laboratories Inc (a)	3,228		127					$2,448
International Game Technology	9,578		149		Internet- 4.89%

			$409		Amazon. com Inc (a)	84,007		19,481
Food - 2.72%					eBay Inc (a)	182,430		7,489
Campbell Soup Co	9,161		310		Expedia Inc	3,559		152
ConAgra Foods Inc	2,554		66
See accompanying notes					254

Schedule of Investments
LargeCap Growth Fund II
April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Internet (continued)					Miscellaneous Manufacturing (continued)
F5 Networks Inc (a)	27,274		$3,653		Cooper Industries PLC	7,362		$460
Google Inc (a)	45,871		27,762		Danaher Corp	111,436		6,041
priceline.com Inc (a)	2,026		1,541		Donaldson Co Inc	9,346		324
Symantec Corp (a)	31,026		513		Dover Corp	9,492		595
TripAdvisor Inc (a)	3,718		139		Eaton Corp	8,433		406
			$60,730		General Electric Co	448,300		8,778
					Hexcel Corp (a)	71,905		1,969
Iron & Steel - 0.27%					Illinois Tool Works Inc	139,065		7,980
Carpenter Technology Corp	2,870		160		Ingersoll-Rand PLC	10,297		438
Cliffs Natural Resources Inc	5,708		355		Leggett & Platt Inc	7,017		153
Nucor Corp	68,552		2,688		Parker Hannifin Corp	3,817		335
Steel Dynamics Inc	9,760		125		Textron Inc	114,844		3,059
			$3,328					$32,846

Leisure Products & Services - 0.45%					Oil & Gas - 5.74%
Harley-Davidson Inc	99,508		5,207		Anadarko Petroleum Corp	5,158		378
Polaris Industries Inc	4,052		322		Apache Corp	4,556		437
			$5,529		Atwood Oceanics Inc (a)	683		30
Lodging - 1.14%					Chevron Corp	4,600		490
Las Vegas Sands Corp	114,404		6,348		Cimarex Energy Co	1,487		103
Marriott International Inc/DE	190,232		7,436		Concho Resources Inc (a)	3,682		395
Starwood Hotels & Resorts Worldwide Inc	7,060		418		Denbury Resources Inc (a)	20,952		399
			$14,202		Devon Energy Corp	58,681		4,099
					Diamond Offshore Drilling Inc	2,084		143
Machinery - Construction & Mining - 0.54%					EOG Resources Inc	62,029		6,811
Caterpillar Inc	26,535		2,727		EQT Corp	3,242		162
Joy Global Inc	7,148		506		Exxon Mobil Corp	385,693		33,300
Terex Corp (a)	151,521		3,430		Forest Oil Corp (a)	5,833		78
			$6,663		Helmerich & Payne Inc	5,529		284
Machinery - Diversified - 1.16%					HollyFrontier Corp	12,446		384
Babcock & Wilcox Co/The (a)	7,686		189		Murphy Oil Corp	1,852		102
Cummins Inc	45,160		5,230		Noble Energy Inc	61,415		6,099
Deere & Co	52,020		4,285		Occidental Petroleum Corp	174,798		15,945
Flowserve Corp	3,313		381		Patterson-UTI Energy Inc	1,073		17
Gardner Denver Inc	2,964		193		Pioneer Natural Resources Co	3,413		395
IDEX Corp	4,647		201		QEP Resources Inc	8,684		268
					SandRidge Energy Inc (a)	26,811		214
Nordson Corp	3,761		203		Southwestern Energy Co (a)	12,731		402
Rockwell Automation Inc	38,104		2,947		Whiting Petroleum Corp (a)	7,675		439
Roper Industries Inc	3,492		356
Wabtec Corp/DE	3,021		235					$71,374
Zebra Technologies Corp (a)	3,563		138		Oil & Gas Services - 3.46%
			$14,358		Baker Hughes Inc	11,800		520
					Cameron International Corp (a)	119,150		6,106
Media - 1.79%

CBS Corp	117,994		3,935		Core Laboratories NV	20,565		2,817
Comcast Corp - Class A	49,345		1,497		FMC Technologies Inc (a)	8,594		404
DIRECTV (a)	29,257		1,442		Halliburton Co	37,065		1,268
					Hornbeck Offshore Services Inc (a)	34,007		1,416
Discovery Communications Inc - A Shares (a)	11,492		625
DISH Network Corp	9,407		301		Oceaneering International Inc	76,109		3,929
					Oil States International Inc (a)	2,696		215
FactSet Research Systems Inc	3,017		316

John Wiley & Sons Inc	2,478		112		Schlumberger Ltd	351,753		26,080
Liberty Global Inc - A Shares (a)	9,971		497		Superior Energy Services Inc (a)	10,521		283
McGraw-Hill Cos Inc/The	9,444		464					$43,038
Scripps Networks Interactive Inc	5,533		278		Packaging & Containers - 0.11%
Sirius XM Radio Inc (a)	245,224		554		Ball Corp	10,512		439
Time Warner Cable Inc	97,813		7,869		Crown Holdings Inc (a)	10,197		377
Viacom Inc	94,772		4,396		Packaging Corp of America	6,286		183
			$22,286		Rock-Tenn Co	4,335		270
Metal Fabrication & Hardware - 0.42%					Silgan Holdings Inc	3,226		142
Precision Castparts Corp	28,163		4,967					$1,411
Timken Co	4,812		272		Pharmaceuticals - 6.37%
			$5,239		Abbott Laboratories	455,022		28,239
Mining - 0.59%					Allergan Inc/United States	168,850		16,210
Compass Minerals International Inc	2,110		162		AmerisourceBergen Corp	157,375		5,856
Freeport-McMoRan Copper & Gold Inc	179,030		6,857		Cardinal Health Inc	11,958		505
Southern Copper Corp	11,235		369		Eli Lilly & Co	13,990		579
					Endo Pharmaceuticals Holdings Inc (a)	7,294		256
			$7,388		Express Scripts Holding Co (a)	246,777		13,767
Miscellaneous Manufacturing - 2.64%					Herbalife Ltd	8,134		572
3M Co	25,825		2,308		Johnson & Johnson	131,630		8,568

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Pharmaceuticals (continued)					Retail (continued)
McKesson Corp	10,268		$939		Walgreen Co	39,293		$1,378
Mead Johnson Nutrition Co	15,798		1,352		Wal-Mart Stores Inc	60,755		3,579
Medivation Inc (a)	11,651		942		Williams-Sonoma Inc	3,424		133
Mylan Inc/PA (a)	25,995		564		Yum! Brands Inc	18,999		1,382
Sanofi-Aventis SA - Rights (a)	7,501		10					$117,817
Warner Chilcott PLC (a)	9,680		211
Watson Pharmaceuticals Inc (a)	7,453		562		Semiconductors - 4.20%
					Advanced Micro Devices Inc (a)	38,470		283
			$79,132		Altera Corp	13,382		476
Pipelines - 0.06%					Analog Devices Inc	12,199		475
El Paso Corp	26,362		782		Applied Materials Inc	5,198		62
					Atmel Corp (a)	27,941		248
					Avago Technologies Ltd	63,158		2,178
Real Estate - 0.18%					Broadcom Corp (a)	124,065		4,541
CBRE Group Inc (a)	121,734		2,290
					Cypress Semiconductor Corp (a)	10,445		162
					KLA-Tencor Corp	8,123		424
REITS - 1.06%					Lam Research Corp (a)	7,573		315
American Campus Communities Inc	42,095		1,871		Linear Technology Corp	111,323		3,641
American Tower Corp	15,678		1,028		LSI Corp (a)	11,447		92
Apartment Investment & Management Co	5,035		137		Marvell Technology Group Ltd	257,113		3,859
AvalonBay Communities Inc	11,167		1,624		Maxim Integrated Products Inc	20,149		596
Boston Properties Inc	4,724		511		NVIDIA Corp (a)	39,135		509
Camden Property Trust	2,989		202		ON Semiconductor Corp (a)	29,003		240
Digital Realty Trust Inc	6,862		515		QLogic Corp (a)	6,540		113
Equity Residential	1,064		65		Qualcomm Inc	428,994		27,387
Essex Property Trust Inc	1,138		180		Skyworks Solutions Inc (a)	12,371		336
Federal Realty Investment Trust	2,940		296		Texas Instruments Inc	30,613		978
Macerich Co/The	2,870		177		Xilinx Inc	145,900		5,307
Public Storage	5,240		751					$52,222
Rayonier Inc	7,617		346
Simon Property Group Inc	30,292		4,713		Software - 5.38%
					Adobe Systems Inc (a)	18,460		619
UDR Inc	717		19		Allscripts Healthcare Solutions Inc (a)	9,999		111
Ventas Inc	10,034		590		ANSYS Inc (a)	5,913		397
Vornado Realty Trust	1,268		109		Autodesk Inc (a)	8,440		332
			$13,134		BMC Software Inc (a)	10,989		453
Retail - 9.48%					Cerner Corp (a)	36,101		2,927
Advance Auto Parts Inc	4,517		415		Check Point Software Technologies Ltd (a)	34,584		2,010
AutoZone Inc (a)	1,086		430		Citrix Systems Inc (a)	46,873		4,013
Bed Bath & Beyond Inc (a)	126,406		8,898		CommVault Systems Inc (a)	16,764		873
Big Lots Inc (a)	1,620		59		Dun & Bradstreet Corp/The	3,024		235
Brinker International Inc	5,240		165		Fiserv Inc (a)	7,199		506
Chipotle Mexican Grill Inc (a)	6,713		2,780		Intuit Inc	12,547		727
Copart Inc (a)	7,062		187		Microsoft Corp	978,712		31,339
Costco Wholesale Corp	193,918		17,097		MSCI Inc (a)	7,856		287
CVS Caremark Corp	103,994		4,640		Oracle Corp	587,188		17,258
Dick's Sporting Goods Inc	5,528		280		QLIK Technologies Inc (a)	43,341		1,249
Dollar General Corp (a)	78,055		3,704		Red Hat Inc (a)	36,290		2,163
Dollar Tree Inc (a)	4,981		506		Salesforce.com Inc (a)	4,763		742
DSW Inc	1,250		70		VMware Inc (a)	5,780		646
Guess? Inc	4,226		124					$66,887
Home Depot Inc/The	167,337		8,667
JC Penney Co Inc	46,295		1,669		Telecommunications - 2.05%
Kohl's Corp	9,421		472		Cisco Systems Inc	594,495		11,980
					Crown Castle International Corp (a)	136,741		7,741
Ltd Brands Inc	9,528		474
Lululemon Athletica Inc (a)	16,164		1,198		Harris Corp	2,142		98
					Juniper Networks Inc (a)	149,933		3,213
Macy's Inc	128,128		5,256		MetroPCS Communications Inc (a)	17,379		127
McDonald's Corp	221,698		21,604		NeuStar Inc (a)	4,522		164
MSC Industrial Direct Co Inc	2,896		214		NII Holdings Inc (a)	8,166		114
Nordstrom Inc	10,468		585		Polycom Inc (a)	11,540		153
O'Reilly Automotive Inc (a)	41,244		4,349
					SBA Communications Corp (a)	7,300		392
Panera Bread Co (a)	1,692		267
					tw telecom inc (a)	8,401		183
PetSmart Inc	6,699		390
Ross Stores Inc	9,550		588		Verizon Communications Inc	25,936		1,047
Sally Beauty Holdings Inc (a)	5,504		147		Windstream Corp	17,714		199
Starbucks Corp	185,512		10,644					$25,411
Target Corp	2,352		136		Textiles - 0.18%
TJX Cos Inc	260,856		10,881		Mohawk Industries Inc (a)	34,040		2,281
Tractor Supply Co	20,358		2,004
Ulta Salon Cosmetics & Fragrance Inc	2,837		250
Urban Outfitters Inc (a)	75,783		2,195		Toys, Games & Hobbies - 0.07%
					Hasbro Inc	7,540		277

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
April 30, 2012 (unaudited)

						Portfolio Summary (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	Sector		Percent
					Consumer, Non-cyclical		25 .23%
Toys, Games & Hobbies (continued)					Technology		21 .36%
Mattel Inc	16,314		$548		Consumer, Cyclical		13 .79%
			$825		Industrial		10 .65%
					Energy		9.34%
Transportation - 2.32%					Communications		9.30%
CH Robinson Worldwide Inc	6,059		362		Financial		5.14%
CSX Corp	40,501		904		Basic Materials		3.57%
Expeditors International of Washington Inc	7,772		311		Utilities		0.02%
FedEx Corp	1,121		99		Other Assets in Excess of Liabilities, Net		1.60%
Kirby Corp (a)	31,269		2,075
Landstar System Inc	2,975		159		TOTAL NET ASSETS		100.00%
Union Pacific Corp	42,397		4,767
United Parcel Service Inc	257,393		20,113
			$28,790
TOTAL COMMON STOCKS			$1,195,829
	Maturity
REPURCHASE AGREEMENTS - 2.17%	Amount (000's)	Value	(000	's)

Banks- 2.17%
Investment in Joint Trading Account; Credit	$5,700		$5,700
Suisse Repurchase Agreement; 0.16%
dated 04/30/12 maturing 05/01/12
(collateralized by US Government
Securities; $5,813,860; 0.00% - 11.25%;
dated 02/15/15 - 08/15/39)
Investment in Joint Trading Account; Deutsche	11,122		11,121
Bank Repurchase Agreement; 0.20% dated
04/30/12 maturing 05/01/12 (collateralized
by US Government Securities;
$11,344,119; 0.00% - 8.20%; dated
05/01/12 - 07/15/37)
Investment in Joint Trading Account; JP	4,171		4,171
Morgan Repurchase Agreement; 0.18%
dated 04/30/12 maturing 05/01/12
(collateralized by US Government
Securities; $4,254,044; 0.00% - 8.38%;
dated 02/08/13 - 04/23/32)
Investment in Joint Trading Account; Merrill	5,952		5,952
Lynch Repurchase Agreement; 0.17%
dated 04/30/12 maturing 05/01/12
(collateralized by US Government Security;
$6,071,003; 1.50%; dated 07/31/16)
			$26,944
TOTAL REPURCHASE AGREEMENTS			$26,944
Total Investments			$1,222,773
Other Assets in Excess of Liabilities, Net - 1.60%			$19,854
TOTAL NET ASSETS - 100.00%			$1,242,627

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation			$225,228
Unrealized Depreciation			(12,334)
Net Unrealized Appreciation (Depreciation)			$212,894
Cost for federal income tax purposes			$1,009,879

All dollar amounts are shown in thousands (000's)

Futures Contracts

							Unrealized
Type	Long/Short Contracts				Notional Value	Market Value	Appreciation/(Depreciation)
S&P 500 Emini; June 2012	Long		652		$44,682	$45,431	$749
Total							$749

All dollar amounts are shown in thousands (000's)

See accompanying notes

     Schedule of Investments LargeCap S&P 500 Index Fund April 30, 2012 (unaudited)

COMMON STOCKS - 96.28%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.15%					Beverages (continued)
Interpublic Group of Cos Inc/The	90,881		$1,073		Coca-Cola Co/The	461,057		$35,188
Omnicom Group Inc	55,575		2,852		Coca-Cola Enterprises Inc	61,182		1,843
			$3,925		Constellation Brands Inc (a)	34,983		756
					Dr Pepper Snapple Group Inc	43,203		1,753
Aerospace & Defense - 1.87%					Molson Coors Brewing Co	31,995		1,330
Boeing Co/The	151,917		11,667		PepsiCo Inc	319,969		21,118
General Dynamics Corp	72,691		4,907					$65,548
Goodrich Corp	25,628		3,215
L-3 Communications Holdings Inc	20,164		1,483		Biotechnology - 1.28%
Lockheed Martin Corp	54,309		4,917		Amgen Inc	161,230		11,465
Northrop Grumman Corp	51,466		3,257		Biogen Idec Inc (a)	48,633		6,517
Raytheon Co	69,239		3,749		Celgene Corp (a)	89,394		6,519
Rockwell Collins Inc	30,278		1,692		Gilead Sciences Inc (a)	154,279		8,024
United Technologies Corp	185,417		15,137		Life Technologies Corp (a)	36,316		1,684
			$50,024					$34,209

Agriculture - 2.07%					Building Materials - 0.04%
Altria Group Inc	416,741		13,423		Masco Corp	72,787		959
Archer-Daniels-Midland Co	134,787		4,155
Lorillard Inc	26,891		3,638
Philip Morris International Inc	350,778		31,398		Chemicals - 2.22%
Reynolds American Inc	68,075		2,780		Air Products & Chemicals Inc	42,904		3,668
					Airgas Inc	14,001		1,283
			$55,394		CF Industries Holdings Inc	13,339		2,575
Airlines - 0.05%					Dow Chemical Co/The	241,482		8,181
Southwest Airlines Co	157,455		1,304		Eastman Chemical Co	27,904		1,506
					Ecolab Inc	59,337		3,779
					EI du Pont de Nemours & Co	189,917		10,153
Apparel - 0.66%					FMC Corp	14,227		1,571
Coach Inc	58,624		4,289		International Flavors & Fragrances Inc	16,486		993
Nike Inc	74,791		8,367		Monsanto Co	109,073		8,309
Ralph Lauren Corp	13,167		2,268		Mosaic Co/The	60,665		3,204
VF Corp	17,800		2,707		PPG Industries Inc	30,967		3,259
			$17,631		Praxair Inc	60,792		7,034
Automobile Manufacturers - 0.44%					Sherwin-Williams Co/The	17,614		2,119
Ford Motor Co	774,283		8,734		Sigma-Aldrich Corp	24,596		1,744
PACCAR Inc	72,703		3,123					$59,378
			$11,857		Coal - 0.15%
Automobile Parts & Equipment - 0.25%					Alpha Natural Resources Inc (a)	44,822		723
BorgWarner Inc (a)	22,235		1,757		Consol Energy Inc	46,263		1,538
Goodyear Tire & Rubber Co/The (a)	49,821		547		Peabody Energy Corp	55,464		1,725
Johnson Controls Inc	138,683		4,434					$3,986
			$6,738		Commercial Services - 1.56%
Banks - 6.78%					Apollo Group Inc (a)	22,914		807
Bank of America Corp	2,186,388		17,732		Automatic Data Processing Inc	99,940		5,559
Bank of New York Mellon Corp/The	245,439		5,805		DeVry Inc	12,170		391
BB&T Corp	142,039		4,551		Equifax Inc	24,415		1,119
Capital One Financial Corp	112,745		6,255		H&R Block Inc	59,669		877
Citigroup Inc	596,623		19,712		Iron Mountain Inc	34,854		1,058
Comerica Inc	40,260		1,289		Mastercard Inc	21,649		9,791
Fifth Third Bancorp	187,397		2,667		Moody's Corp	39,960		1,636
First Horizon National Corp	52,233		479		Paychex Inc	65,710		2,036
Goldman Sachs Group Inc/The	100,821		11,610		Quanta Services Inc (a)	43,053		952
Huntington Bancshares Inc/OH	176,090		1,178		Robert Half International Inc	28,957		863
JP Morgan Chase & Co	777,668		33,424		RR Donnelley & Sons Co	36,364		455
KeyCorp	194,146		1,561		SAIC Inc	56,303		685
M&T Bank Corp	25,751		2,222		Total System Services Inc	32,707		769
Morgan Stanley	310,375		5,363		Visa Inc	101,339		12,463
Northern Trust Corp	49,120		2,338		Western Union Co/The	126,374		2,323
PNC Financial Services Group Inc	107,475		7,128					$41,784
Regions Financial Corp	287,638		1,939		Computers - 7.84%
State Street Corp	99,384		4,593		Accenture PLC - Class A	131,849		8,564
SunTrust Banks Inc	108,449		2,633		Apple Inc (a)	189,941		110,971
US Bancorp	389,292		12,523		Cognizant Technology Solutions Corp (a)	61,803		4,531
Wells Fargo & Co	1,074,258		35,912		Computer Sciences Corp	31,592		887
Zions Bancorporation	37,515		765		Dell Inc (a)	311,085		5,092
			$181,679		EMC Corp/MA (a)	418,252		11,799
Beverages - 2.45%					Hewlett-Packard Co	402,614		9,969
Beam Inc	31,927		1,813		International Business Machines Corp	236,041		48,879
Brown-Forman Corp	20,236		1,747		Lexmark International Inc	14,432		434

See accompanying notes

     Schedule of Investments LargeCap S&P 500 Index Fund April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Computers (continued)					Electric (continued)
NetApp Inc (a)	73,948		$2,871		Xcel Energy Inc	99,176		$2,684
SanDisk Corp (a)	49,380		1,828					$80,877
Teradata Corp (a)	34,103		2,380
Western Digital Corp (a)	47,657		1,850		Electrical Components & Equipment - 0.32%
			$210,055		Emerson Electric Co	149,618		7,861
					Molex Inc	27,973		772
Consumer Products - 0.33%								$8,633
Avery Dennison Corp	21,678		693
Clorox Co/The	26,443		1,854		Electronics - 1.15%
Kimberly-Clark Corp	80,201		6,293		Agilent Technologies Inc	70,818		2,987
			$8,840		Amphenol Corp	33,274		1,934
					FLIR Systems Inc	31,382		705
Cosmetics & Personal Care - 1.88%					Honeywell International Inc	157,956		9,582
Avon Products Inc	87,793		1,896		Jabil Circuit Inc	37,561		881
Colgate-Palmolive Co	97,699		9,666		PerkinElmer Inc	23,115		638
Estee Lauder Cos Inc/The	45,808		2,994		TE Connectivity Ltd	86,821		3,165
Procter & Gamble Co/The	561,123		35,710		Thermo Fisher Scientific Inc	74,531		4,148
			$50,266		Tyco International Ltd	93,907		5,271
					Waters Corp (a)	18,143		1,526
Distribution & Wholesale - 0.33%								$30,837
Fastenal Co	60,154		2,816
Fossil Inc (a)	10,560		1,380		Engineering & Construction - 0.12%
Genuine Parts Co	31,734		2,056		Fluor Corp	34,429		1,988
WW Grainger Inc	12,425		2,582		Jacobs Engineering Group Inc (a)	26,177		1,148
			$8,834					$3,136

Diversified Financial Services - 1.70%					Entertainment - 0.03%
American Express Co	206,741		12,448		International Game Technology	60,606		944
Ameriprise Financial Inc	45,205		2,451
BlackRock Inc	20,447		3,917
Charles Schwab Corp/The	220,147		3,148		Environmental Control - 0.24%
					Republic Services Inc	64,082		1,754
CME Group Inc	13,536		3,598		Stericycle Inc (a)	17,268		1,495
Discover Financial Services	107,972		3,660
E*Trade Financial Corp (a)	51,728		550		Waste Management Inc	93,991		3,215
Federated Investors Inc	18,811		415					$6,464
Franklin Resources Inc	29,034		3,644		Food - 1.85%
IntercontinentalExchange Inc (a)	14,788		1,967		Campbell Soup Co	36,361		1,230
Invesco Ltd	90,891		2,258		ConAgra Foods Inc	84,051		2,170
Legg Mason Inc	25,334		661		Dean Foods Co (a)	37,532		461
NASDAQ OMX Group Inc/The	25,432		625		General Mills Inc	131,327		5,107
NYSE Euronext	52,621		1,355		Hershey Co/The	31,241		2,093
SLM Corp	103,758		1,539		HJ Heinz Co	65,168		3,474
T Rowe Price Group Inc	51,639		3,259		Hormel Foods Corp	27,970		813
			$45,495		JM Smucker Co/The	23,095		1,839
Electric- 3.02%					Kellogg Co	50,205		2,539
AES Corp/The (a)	131,065		1,641		Kraft Foods Inc	360,223		14,362
					Kroger Co/The	117,091		2,725
Ameren Corp	49,429		1,621		McCormick & Co Inc/MD	27,105		1,515
American Electric Power Co Inc	98,482		3,825
CMS Energy Corp	52,412		1,205		Safeway Inc	54,597		1,110
					Sara Lee Corp	120,518		2,656
Consolidated Edison Inc	59,665		3,547		SUPERVALU Inc	43,243		257
Dominion Resources Inc/VA	116,146		6,062
DTE Energy Co	34,511		1,946		Sysco Corp	119,088		3,442
					Tyson Foods Inc	59,381		1,084
Duke Energy Corp	272,134		5,832		Whole Foods Market Inc	33,065		2,747
Edison International	66,374		2,921
Entergy Corp	35,981		2,359					$49,624
Exelon Corp	173,387		6,764		Forest Products & Paper - 0.15%
FirstEnergy Corp	85,198		3,989		International Paper Co	89,042		2,966
Integrys Energy Group Inc	15,949		871		MeadWestvaco Corp	34,828		1,108
NextEra Energy Inc	84,790		5,456					$4,074
Northeast Utilities	63,716		2,343
NRG Energy Inc (a)	46,384		788		Gas - 0.27%
Pepco Holdings Inc	46,368		877		AGL Resources Inc	23,855		941
PG&E Corp	83,952		3,709		CenterPoint Energy Inc	86,799		1,754
Pinnacle West Capital Corp	22,257		1,076		NiSource Inc	57,485		1,417
PPL Corp	118,001		3,227		Sempra Energy	49,013		3,173
Progress Energy Inc	60,142		3,201					$7,285
Public Service Enterprise Group Inc	103,092		3,211		Hand & Machine Tools - 0.12%
SCANA Corp	23,624		1,090		Snap-on Inc	11,896		744
Southern Co/The	176,537		8,110		Stanley Black & Decker Inc	34,540		2,527
TECO Energy Inc	43,964		792					$3,271
Wisconsin Energy Corp	46,949		1,730

See accompanying notes

     Schedule of Investments LargeCap S&P 500 Index Fund April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)		COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Healthcare - Products - 1.77%						Internet - 2.91%
Baxter International Inc	114,153		$6,325			Amazon.com Inc (a)	74,165		$17,199
Becton Dickinson and Co	42,802		3,358			eBay Inc (a)	233,330		9,578
Boston Scientific Corp (a)	295,666		1,851			Expedia Inc	19,330		824
CareFusion Corp (a)	45,788		1,186			F5 Networks Inc (a)	16,133		2,161
Covidien PLC	98,465		5,438			Google Inc (a)	51,664		31,269
CR Bard Inc	17,124		1,695			Netflix Inc (a)	11,290		905
DENTSPLY International Inc	28,936		1,188			priceline.com Inc (a)	10,145		7,718
Edwards Lifesciences Corp (a)	23,424		1,943			Symantec Corp (a)	148,601		2,455
Hospira Inc (a)	33,560		1,179			TripAdvisor Inc (a)	19,304		724
Intuitive Surgical Inc (a)	8,006		4,629			VeriSign Inc	32,497		1,336
Medtronic Inc	211,988		8,098			Yahoo! Inc (a)	247,263		3,842
Patterson Cos Inc	17,836		608						$78,011
St Jude Medical Inc	65,283		2,528
Stryker Corp	65,978		3,600			Iron & Steel - 0.23%
Varian Medical Systems Inc (a)	23,018		1,460			Allegheny Technologies Inc	21,737		934
Zimmer Holdings Inc	36,287		2,284			Cliffs Natural Resources Inc	28,931		1,801
			$47,370			Nucor Corp	64,556		2,531
						United States Steel Corp	29,336		831
Healthcare - Services - 1.18%									$6,097
Aetna Inc	71,383		3,144
Cigna Corp	58,369		2,698			Leisure Products & Services - 0.20%
Coventry Health Care Inc	28,764		863			Carnival Corp	92,271		2,998
DaVita Inc (a)	19,088		1,691			Harley-Davidson Inc	46,562		2,436
Humana Inc	33,420		2,696						$5,434
Laboratory Corp of America Holdings (a)	19,801		1,740			Lodging - 0.30%
Quest Diagnostics Inc	32,256		1,861			Marriott International Inc/DE	54,412		2,127
Tenet Healthcare Corp (a)	83,523		434			Starwood Hotels & Resorts Worldwide Inc	39,950		2,365
UnitedHealth Group Inc	212,879		11,953			Wyndham Worldwide Corp	29,732		1,497
WellPoint Inc	68,195		4,625			Wynn Resorts Ltd	16,179		2,158
			$31,705						$8,147

Holding Companies - Diversified - 0.04%						Machinery - Construction & Mining - 0.56%
Leucadia National Corp	40,359		1,003			Caterpillar Inc	131,915		13,557
						Joy Global Inc	21,558		1,526
Home Builders - 0.09%									$15,083
DR Horton Inc	56,805		929			Machinery - Diversified - 0.67%
Lennar Corp	33,064		917			Cummins Inc	39,099		4,529
Pulte Group Inc (a)	68,591		675
						Deere & Co	81,859		6,742
			$2,521			Flowserve Corp	11,102		1,276
Home Furnishings - 0.06%						Rockwell Automation Inc	29,008		2,244
Harman International Industries Inc	14,298		709			Roper Industries Inc	19,739		2,011
Whirlpool Corp	15,607		999			Xylem Inc/NY	37,632		1,049
			$1,708						$17,851

Housewares - 0.04%						Media - 2.92%
Newell Rubbermaid Inc	58,752		1,069			Cablevision Systems Corp	44,145		654
						CBS Corp	132,231		4,410
						Comcast Corp - Class A	549,325		16,661
Insurance - 3.36%						DIRECTV (a)	137,768		6,788
ACE Ltd	68,684		5,218			Discovery Communications Inc - A Shares (a)	52,664		2,866
Aflac Inc	95,157		4,286			Gannett Co Inc	48,268		667
Allstate Corp/The	101,512		3,383			McGraw-Hill Cos Inc/The	56,634		2,785
American International Group Inc (a)	109,606		3,730			News Corp - Class A	438,491		8,594
Aon PLC	66,245		3,431			Scripps Networks Interactive Inc	19,448		977
Assurant Inc	17,826		719			Time Warner Cable Inc	63,985		5,148
Berkshire Hathaway Inc - Class B (a)	358,179		28,816			Time Warner Inc	197,533		7,399
Chubb Corp/The	55,234		4,036			Viacom Inc	110,039		5,105
Cincinnati Financial Corp	33,060		1,178			Walt Disney Co/The	365,137		15,741
Genworth Financial Inc (a)	100,104		602			Washington Post Co/The	977		369
Hartford Financial Services Group Inc	89,685		1,843						$78,164
Lincoln National Corp	59,350		1,470
Loews Corp	62,242		2,560			Metal Fabrication & Hardware - 0.19%
Marsh & McLennan Cos Inc	110,704		3,703			Precision Castparts Corp	29,572		5,216
MetLife Inc	216,009		7,783
Progressive Corp/The	124,575		2,653			Mining - 0.59%
Prudential Financial Inc	95,748		5,797			Alcoa Inc	217,186		2,113
Torchmark Corp	20,410		994			Freeport-McMoRan Copper & Gold Inc	193,101		7,396
Travelers Cos Inc/The	80,076		5,150			Newmont Mining Corp	100,854		4,806
Unum Group	59,204		1,406			Titanium Metals Corp	16,773		248
XL Group PLC	64,307		1,383			Vulcan Materials Co	26,330		1,127
			$90,141						$15,690
accompanying notes					260

See

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Miscellaneous Manufacturing - 3.11%					Pharmaceuticals (continued)
3M Co	141,492		$12,644		AmerisourceBergen Corp	52,526		$1,954
Cooper Industries PLC	32,291		2,020		Bristol-Myers Squibb Co	343,899		11,476
Danaher Corp	116,550		6,319		Cardinal Health Inc	70,422		2,977
Dover Corp	37,414		2,344		Eli Lilly & Co	208,029		8,610
Eaton Corp	68,185		3,285		Express Scripts Holding Co (a)	162,803		9,083
General Electric Co	2,155,600		42,207		Forest Laboratories Inc (a)	54,094		1,884
Illinois Tool Works Inc	98,554		5,655		Johnson & Johnson	559,224		36,400
Ingersoll-Rand PLC	60,581		2,576		McKesson Corp	50,136		4,583
Leggett & Platt Inc	28,525		621		Mead Johnson Nutrition Co	41,490		3,550
Pall Corp	23,511		1,401		Merck & Co Inc	620,121		24,334
Parker Hannifin Corp	30,742		2,696		Mylan Inc/PA (a)	86,974		1,888
Textron Inc	56,969		1,518		Perrigo Co	19,008		1,994
			$83,286		Pfizer Inc (b)	1,535,738		35,214
					Watson Pharmaceuticals Inc (a)	25,906		1,952
Office & Business Equipment - 0.10%								$171,732
Pitney Bowes Inc	40,701		697
Xerox Corp	271,330		2,111		Pipelines - 0.55%
			$2,808		El Paso Corp	157,446		4,671
					ONEOK Inc	21,165		1,818
Oil & Gas - 8.58%					Spectra Energy Corp	132,652		4,078
Anadarko Petroleum Corp	101,539		7,434		Williams Cos Inc/The	120,639		4,105
Apache Corp	78,294		7,512					$14,672
Cabot Oil & Gas Corp	42,746		1,502
Chesapeake Energy Corp	134,963		2,489		Publicly Traded Investment Fund - 0.28%
Chevron Corp	402,745		42,916		iShares S&P 500 Index Fund/US	54,251		7,610
ConocoPhillips	260,697		18,674
Denbury Resources Inc (a)	79,508		1,514
					Real Estate - 0.05%
Devon Energy Corp	82,323		5,750		CBRE Group Inc (a)	66,810		1,257
Diamond Offshore Drilling Inc	14,161		971
EOG Resources Inc	54,818		6,020
EQT Corp	30,454		1,517		REITS - 1.98%
Exxon Mobil Corp	960,171		82,901		American Tower Corp	80,207		5,260
Helmerich & Payne Inc	21,877		1,124		Apartment Investment & Management Co	24,679		670
Hess Corp	61,641		3,214		AvalonBay Communities Inc	19,396		2,820
Marathon Oil Corp	143,403		4,207		Boston Properties Inc	30,207		3,270
Marathon Petroleum Corp	70,815		2,947		Equity Residential	61,165		3,758
Murphy Oil Corp	39,496		2,171		HCP Inc	83,427		3,458
Nabors Industries Ltd (a)	58,809		979		Health Care REIT Inc	42,837		2,427
Newfield Exploration Co (a)	26,990		969		Host Hotels & Resorts Inc	144,143		2,399
Noble Corp (a)	51,372		1,955		Kimco Realty Corp	82,909		1,609
Noble Energy Inc	36,046		3,580		Plum Creek Timber Co Inc	32,882		1,382
Occidental Petroleum Corp	165,227		15,072		Prologis Inc	93,502		3,346
Pioneer Natural Resources Co	25,110		2,908		Public Storage	28,962		4,149
QEP Resources Inc	36,160		1,114		Simon Property Group Inc	62,389		9,708
Range Resources Corp	32,156		2,143		Ventas Inc	58,857		3,460
Rowan Cos Inc (a)	25,175		869		Vornado Realty Trust	37,704		3,237
Southwestern Energy Co (a)	71,107		2,246		Weyerhaeuser Co	109,295		2,225
Sunoco Inc	21,761		1,073					$53,178
Tesoro Corp (a)	28,320		658
Valero Energy Corp	113,078		2,793		Retail - 6.11%
WPX Energy Inc (a)	40,464		711		Abercrombie & Fitch Co	17,446		875
					AutoNation Inc (a)	8,631		298
			$229,933		AutoZone Inc (a)	5,554		2,200
Oil & Gas Services - 1.56%					Bed Bath & Beyond Inc (a)	48,231		3,395
Baker Hughes Inc	89,141		3,932		Best Buy Co Inc	57,806		1,276
Cameron International Corp (a)	50,150		2,570		Big Lots Inc (a)	13,365		490
FMC Technologies Inc (a)	48,704		2,289		CarMax Inc (a)	46,160		1,425
Halliburton Co	188,029		6,435		Chipotle Mexican Grill Inc (a)	6,369		2,638
National Oilwell Varco Inc	86,422		6,547		Costco Wholesale Corp	88,603		7,812
Schlumberger Ltd	271,715		20,145		CVS Caremark Corp	265,319		11,838
			$41,918		Darden Restaurants Inc	26,166		1,310
					Dollar Tree Inc (a)	24,248		2,465
Packaging & Containers - 0.13%					Family Dollar Stores Inc	23,991		1,621
Ball Corp	31,804		1,328		GameStop Corp	27,792		633
Bemis Co Inc	21,001		680		Gap Inc/The	67,644		1,928
Owens-Illinois Inc (a)	33,494		779
					Home Depot Inc/The	314,046		16,264
Sealed Air Corp	39,125		751		JC Penney Co Inc	29,469		1,063
			$3,538		Kohl's Corp	51,629		2,588
Pharmaceuticals - 6.41%					Lowe's Cos Inc	252,815		7,956
Abbott Laboratories	320,319		19,879		Ltd Brands Inc	50,109		2,490
Allergan Inc/United States	62,021		5,954		Macy's Inc	84,380		3,461
					McDonald's Corp	207,499		20,221

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Retail (continued)					Telecommunications (continued)
Nordstrom Inc	32,565		$1,819		Motorola Solutions Inc	59,940		$3,059
O'Reilly Automotive Inc (a)	25,936		2,735		Sprint Nextel Corp (a)	610,624		1,514
Ross Stores Inc	46,578		2,869		Verizon Communications Inc	577,649		23,325
Sears Holdings Corp (a)	7,796		419		Windstream Corp	119,476		1,343
Staples Inc	141,402		2,178					$110,566
Starbucks Corp	153,482		8,807
Target Corp	136,817		7,927		Textiles - 0.03%
Tiffany & Co	25,864		1,771		Cintas Corp	22,465		880
TJX Cos Inc	153,661		6,409
Urban Outfitters Inc (a)	22,620		655		Toys, Games & Hobbies - 0.12%
Walgreen Co	177,949		6,239		Hasbro Inc	23,586		867
Wal-Mart Stores Inc	355,814		20,961		Mattel Inc	69,060		2,320
Yum! Brands Inc	93,795		6,822					$3,187
			$163,858
					Transportation - 1.71%
Savings & Loans - 0.06%					CH Robinson Worldwide Inc	33,277		1,988
Hudson City Bancorp Inc	107,475		759		CSX Corp	214,367		4,783
People's United Financial Inc	73,171		903		Expeditors International of Washington Inc	43,204		1,728
			$1,662		FedEx Corp	64,066		5,653
Semiconductors - 3.09%					Norfolk Southern Corp	67,256		4,905
Advanced Micro Devices Inc (a)	119,527		880		Ryder System Inc	10,424		508
Altera Corp	65,674		2,336		Union Pacific Corp	97,799		10,997
Analog Devices Inc	60,674		2,365		United Parcel Service Inc	195,309		15,261
Applied Materials Inc	263,026		3,154					$45,823
Broadcom Corp (a)	99,924		3,657		TOTAL COMMON STOCKS			$2,580,023
First Solar Inc (a)	11,981		220			Maturity
Intel Corp	1,017,779		28,905		REPURCHASE AGREEMENTS - 3.84%	Amount (000's)	Value	(000	's)
KLA-Tencor Corp	33,967		1,771		Banks - 3.84%
Linear Technology Corp	46,648		1,526		Investment in Joint Trading Account; Credit	$21,770		$21,770
LSI Corp (a)	115,463		928		Suisse Repurchase Agreement; 0.16%
Microchip Technology Inc	39,126		1,383		dated 04/30/12 maturing 05/01/12
Micron Technology Inc (a)	201,237		1,326		(collateralized by US Government
Novellus Systems Inc (a)	14,390		673		Securities; $22,205,714; 0.00% - 11.25%;
NVIDIA Corp (a)	124,401		1,617		dated 02/15/15 - 08/15/39)
Qualcomm Inc	344,573		21,997		Investment in Joint Trading Account; Deutsche	42,479		42,479
Teradyne Inc (a)	37,985		654		Bank Repurchase Agreement; 0.20% dated
Texas Instruments Inc	233,252		7,450		04/30/12 maturing 05/01/12 (collateralized
Xilinx Inc	53,341		1,941		by US Government Securities;
			$82,783		$43,328,223; 0.00% - 8.20%; dated
Software - 3.85%					05/01/12 - 07/15/37)
Adobe Systems Inc (a)	100,597		3,376		Investment in Joint Trading Account; JP	15,930		15,930
Akamai Technologies Inc (a)	36,221		1,181		Morgan Repurchase Agreement; 0.18%
Autodesk Inc (a)	46,020		1,812		dated 04/30/12 maturing 05/01/12
BMC Software Inc (a)	33,456		1,380		(collateralized by US Government
CA Inc	74,201		1,960		Securities; $16,248,084; 0.00% - 8.38%;
Cerner Corp (a)	29,728		2,411		dated 02/08/13 - 04/23/32)
Citrix Systems Inc (a)	37,806		3,237		Investment in Joint Trading Account; Merrill	22,733		22,733
Dun & Bradstreet Corp/The	9,722		756		Lynch Repurchase Agreement; 0.17%
Electronic Arts Inc (a)	67,510		1,038		dated 04/30/12 maturing 05/01/12
Fidelity National Information Services Inc	47,775		1,609		(collateralized by US Government Security;
Fiserv Inc (a)	28,233		1,984		$23,187,857; 1.50%; dated 07/31/16)
Intuit Inc	60,078		3,483					$102,912
Microsoft Corp	1,521,328		48,713		TOTAL REPURCHASE AGREEMENTS			$102,912
Oracle Corp	798,608		23,471		Total Investments			$2,682,935
Red Hat Inc (a)	39,346		2,345		Liabilities in Excess of Other Assets, Net - (0.12)%			$(3,228)
Salesforce.com Inc (a)	27,706		4,315		TOTAL NET ASSETS - 100.00%			$2,679,707
			$103,071

Telecommunications - 4.13%					(a) Non-Income Producing Security
AT&T Inc	1,207,798		39,749		(b)	Security or a portion of the security was pledged to cover margin
CenturyLink Inc	126,227		4,867			requirements for futures contracts. At the end of the period, the value of
Cisco Systems Inc	1,097,216		22,109			these securities totaled $8,718 or 0.33% of net assets.
Corning Inc	310,034		4,449
Crown Castle International Corp (a)	51,002		2,887
Frontier Communications Corp	202,710		819
Harris Corp	23,198		1,056
JDS Uniphase Corp (a)	46,823		569
Juniper Networks Inc (a)	107,232		2,298
MetroPCS Communications Inc (a)	59,818		437
Motorola Mobility Holdings Inc (a)	53,697		2,085

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2012 (unaudited)

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$626,152
Unrealized Depreciation		(146,519)
Net Unrealized Appreciation (Depreciation)		$479,633
Cost for federal income tax purposes		$2,203,302

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		20 .78%
Financial		17 .77%
Technology		14 .88%
Energy		10 .84%
Industrial		10 .23%
Communications		10 .11%
Consumer, Cyclical		8.71%
Utilities		3.29%
Basic Materials		3.19%
Exchange Traded Funds		0.28%
Diversified		0.04%
Liabilities in Excess of Other Assets, Net		(0.12)%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
S&P 500 Emini; June 2012	Long	1,433	$98,517	$99,851	$1,334
Total					$1,334

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments LargeCap Value Fund April 30, 2012 (unaudited)

COMMON STOCKS - 99.79%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Aerospace & Defense - 4.05%					Food (continued)
General Dynamics Corp	393,351		$26,551		Tyson Foods Inc	856,861		$15,638
Lockheed Martin Corp	229,740		20,801					$43,595
United Technologies Corp	232,970		19,020
			$66,372		Forest Products & Paper - 1.18%
					International Paper Co	580,913		19,350
Agriculture - 2.15%
Lorillard Inc	122,009		16,507
Philip Morris International Inc	208,780		18,688		Healthcare - Services - 4.12%
					Aetna Inc	292,466		12,880
			$35,195		Humana Inc	232,646		18,770
Banks - 12.93%					UnitedHealth Group Inc	638,837		35,871
Citigroup Inc	707,858		23,388					$67,521
Fifth Third Bancorp	1,357,492		19,317
JP Morgan Chase & Co	1,153,504		49,577		Insurance - 6.23%
					ACE Ltd	355,361		26,997
KeyCorp	1,950,288		15,680		Aflac Inc	280,227		12,621
US Bancorp	1,311,678		42,197		Assured Guaranty Ltd	369,769		5,243
Wells Fargo & Co	1,844,153		61,650		Berkshire Hathaway Inc - Class B (a)	102,424		8,240
			$211,809		Protective Life Corp	242,020		7,082
Beverages - 0.82%					Prudential Financial Inc	302,488		18,313
Constellation Brands Inc (a)	622,428		13,444		Reinsurance Group of America Inc	220,882		12,842
					Torchmark Corp	222,152		10,821

Biotechnology - 1.37%								$102,159
Amgen Inc	314,525		22,366		Internet - 1.46%
					IAC/InterActiveCorp	495,321		23,850
Chemicals - 2.05%
CF Industries Holdings Inc	115,281		22,256		Investment Companies - 0.44%
LyondellBasell Industries NV	273,067		11,409		Ares Capital Corp	444,923		7,137
			$33,665

Commercial Services - 0.65%					Media - 4.97%
Towers Watson & Co	163,417		10,687		CBS Corp	609,948		20,342
					Comcast Corp - Class A	1,425,391		43,232
					News Corp - Class A	913,699		17,908
Computers - 3.37%								$81,482
Accenture PLC - Class A	170,710		11,088
Apple Inc (a)	49,820		29,107		Miscellaneous Manufacturing - 1.24%
Western Digital Corp (a)	385,318		14,954		General Electric Co	1,035,819		20,281
			$55,149

Cosmetics & Personal Care - 0.72%					Oil & Gas - 10.75%
Procter & Gamble Co/The	185,069		11,778		Chevron Corp	498,033		53,070
					ConocoPhillips	541,843		38,812
					Denbury Resources Inc (a)	877,504		16,708
Diversified Financial Services - 3.06%					Devon Energy Corp	113,654		7,939
American Express Co	285,810		17,209		Exxon Mobil Corp	169,129		14,603
Discover Financial Services	784,719		26,602		Marathon Oil Corp	665,976		19,540
SLM Corp	430,768		6,388		Marathon Petroleum Corp	286,999		11,942
			$50,199		Occidental Petroleum Corp	64,334		5,868
Electric - 6.35%					Valero Energy Corp	310,462		7,668
Ameren Corp	650,920		21,344					$176,150
DTE Energy Co	455,478		25,680		Oil & Gas Services - 0.68%
Duke Energy Corp	431,994		9,257		National Oilwell Varco Inc	148,117		11,221
FirstEnergy Corp	343,301		16,073
NV Energy Inc	883,171		14,705
Pinnacle West Capital Corp	352,693		17,053		Pharmaceuticals - 7.33%
			$104,112		Cardinal Health Inc	217,250		9,183
					Eli Lilly & Co	340,505		14,094
Electrical Components & Equipment - 0.79%					Endo Pharmaceuticals Holdings Inc (a)	432,154		15,186
Hubbell Inc	161,704		12,975		Johnson & Johnson	59,791		3,892
					Merck & Co Inc	65,009		2,551
Electronics - 1.83%					Pfizer Inc	3,277,244		75,147
Tyco International Ltd	532,940		29,914					$120,053
					REITS - 2.71%
Engineering & Construction - 0.65%					Camden Property Trust	247,296		16,735
KBR Inc	316,005		10,700		Essex Property Trust Inc	77,497		12,242
					Simon Property Group Inc	99,417		15,469

Food - 2.66%								$44,446
Kroger Co/The	628,277		14,620		Retail - 5.96%
Smithfield Foods Inc (a)	636,332		13,337		Dillard's Inc	258,954		16,718
					Foot Locker Inc	486,703		14,888

See accompanying notes

Schedule of Investments LargeCap Value Fund April 30, 2012 (unaudited)

						Portfolio Summary (unaudited)

	COMMON STOCKS (continued)	Shares Held	Value	(000	's)	Sector	Percent
						Financial	25 .57%
	Retail (continued)					Consumer, Non-cyclical	19 .82%
	GameStop Corp	505,971		$11,516		Energy	11 .43%
	Lowe's Cos Inc	874,286		27,514		Communications	10 .26%
	Macy's Inc	338,865		13,900		Industrial	8.56%
	Wal-Mart Stores Inc	223,982		13,195		Technology	7.80%
				$97,731		Utilities	7.36%
						Consumer, Cyclical	5.96%
	Semiconductors - 2.55%					Basic Materials	3.23%
	Intel Corp	893,236		25,368		Other Assets in Excess of Liabilities, Net	0.01%
	LSI Corp (a)	2,047,332		16,460
						TOTAL NET ASSETS	100.00%
				$41,828

	Software - 1.88%
	CA Inc	593,985		15,693
	Microsoft Corp	471,427		15,095
				$30,788

	Telecommunications - 3.83%
	AT&T Inc	1,053,141		34,659
	Cisco Systems Inc	1,397,079		28,151
				$62,810

Water	- 1.01%
	American Water Works Co Inc	483,185		16,544

	TOTAL COMMON STOCKS			$1,635,311
		Maturity
	REPURCHASE AGREEMENTS - 0.20%	Amount (000's)	Value	(000	's)

	Banks- 0.20%
	Investment in Joint Trading Account; Credit	$686		$686
	Suisse Repurchase Agreement; 0.16%
	dated 04/30/12 maturing 05/01/12
	(collateralized by US Government
	Securities; $699,690; 0.00% - 11.25%;
	dated 02/15/15 - 08/15/39)
	Investment in Joint Trading Account; Deutsche	1,338		1,339
	Bank Repurchase Agreement; 0.20% dated
	04/30/12 maturing 05/01/12 (collateralized
	by US Government Securities; $1,365,251;
	0.00% - 8.20%; dated 05/01/12 - 07/15/37)
	Investment in Joint Trading Account; JP	502		502
	Morgan Repurchase Agreement; 0.18%
	dated 04/30/12 maturing 05/01/12
	(collateralized by US Government
	Securities; $511,969; 0.00% - 8.38%; dated
	02/08/13 - 04/23/32)
	Investment in Joint Trading Account; Merrill	716		716
	Lynch Repurchase Agreement; 0.17%
	dated 04/30/12 maturing 05/01/12
	(collateralized by US Government Security;
	$730,637; 1.50%; dated 07/31/16)
				$3,243
	TOTAL REPURCHASE AGREEMENTS			$3,243
	Total Investments			$1,638,554
	Other Assets in Excess of Liabilities, Net - 0.01%			$123
	TOTAL NET ASSETS - 100.00%			$1,638,677

	(a) Non-Income Producing Security

	Unrealized Appreciation (Depreciation)
	The net federal income tax unrealized appreciation (depreciation) and federal tax
	cost of investments held as of the period end were as follows:

	Unrealized Appreciation			$185,504
	Unrealized Depreciation			(15,441)
	Net Unrealized Appreciation (Depreciation)			$170,063
	Cost for federal income tax purposes			$1,468,491

	All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
LargeCap Value Fund I
April 30, 2012 (unaudited)

COMMON STOCKS - 95.94%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.02%					Banks (continued)
Interpublic Group of Cos Inc/The	42,811		$506		M&T Bank Corp	12,108		$1,045
					Morgan Stanley	135,662		2,344
					Northern Trust Corp	19,038		906
Aerospace & Defense - 1.69%					PNC Financial Services Group Inc	51,392		3,408
Alliant Techsystems Inc	4,598		245
BE Aerospace Inc (a)	784		37		State Street Corp	52,029		2,405
Boeing Co/The	13,197		1,013		SunTrust Banks Inc	46,431		1,127
					US Bancorp	189,383		6,092
Exelis Inc	27,300		315		Valley National Bancorp	27,430		346
General Dynamics Corp	32,217		2,175
Goodrich Corp	7,219		906		Wells Fargo & Co	717,496		23,986
L-3 Communications Holdings Inc	15,797		1,162					$139,952
Lockheed Martin Corp	162,339		14,698		Beverages - 0.10%
Northrop Grumman Corp	197,441		12,494		Beam Inc	13,331		757
Raytheon Co	34,545		1,870		Constellation Brands Inc (a)	26,946		582
United Technologies Corp	7,818		638		Molson Coors Brewing Co	20,873		868
			$35,553					$2,207

Agriculture - 3.27%					Biotechnology - 1.04%
Altria Group Inc	563,738		18,158		Amgen Inc	69,921		4,972
Archer-Daniels-Midland Co	70,256		2,166		Bio-Rad Laboratories Inc (a)	3,082		333
Lorillard Inc	14,034		1,899		Gilead Sciences Inc (a)	296,014		15,396
Philip Morris International Inc	295,480		26,448		Life Technologies Corp (a)	25,379		1,176
Reynolds American Inc	492,716		20,118					$21,877
			$68,789
					Building Materials - 0.01%
Airlines - 1.23%					Martin Marietta Materials Inc	3,764		312
Copa Holdings SA	298,373		24,261
Delta Air Lines Inc (a)	53,387		585
Southwest Airlines Co	103,197		854		Chemicals - 1.56%
United Continental Holdings Inc (a)	7,257		159		Airgas Inc	114,700		10,511
			$25,859		Ashland Inc	12,518		824
					Cabot Corp	9,733		420
Apparel - 1.03%					CF Industries Holdings Inc	71,065		13,720
Coach Inc	279,963		20,482		Cytec Industries Inc	7,295		464
VF Corp	8,470		1,288		Dow Chemical Co/The	115,963		3,929
			$21,770		Huntsman Corp	22,793		323
					LyondellBasell Industries NV	28,574		1,194
Automobile Manufacturers - 0.18%					Rockwood Holdings Inc (a)	526		29
Ford Motor Co	159,308		1,797		RPM International Inc	20,632		548
General Motors Co (a)	66,758		1,536
Navistar International Corp (a)	4,864		165		Valspar Corp	13,248		678
Oshkosh Corp (a)	13,508		308		Westlake Chemical Corp	2,495		159
					WR Grace & Co (a)	1,088		65
			$3,806					$32,864

Automobile Parts & Equipment - 0.19%					Commercial Services - 1.01%
Autoliv Inc	14,106		885		Aaron's Inc	3,544		96
Delphi Automotive PLC (a)	10,470		321
					Booz Allen Hamilton Holding Corp	1,815		31
Johnson Controls Inc	43,828		1,401		Career Education Corp (a)	9,052		65
Lear Corp	16,632		690		DeVry Inc	1,907		61
TRW Automotive Holdings Corp (a)	16,109		737
					Education Management Corp (a)	5,646		70
			$4,034		Equifax Inc	18,437		845
Banks - 6.65%					Global Payments Inc	74,125		3,442
Bank of America Corp	942,594		7,644		H&R Block Inc	18,457		271
Bank of Hawaii Corp	6,999		342		Paychex Inc	4,089		127
Bank of New York Mellon Corp/The	109,058		2,579		RR Donnelley & Sons Co	27,849		348
BB&T Corp	68,460		2,193		Service Corp International/US	35,413		410
BOK Financial Corp	3,794		216		Total System Services Inc	25,630		603
Capital One Financial Corp	43,839		2,432		Towers Watson & Co	6,749		441
CapitalSource Inc	39,825		257		Verisk Analytics Inc (a)	2,804		137
Citigroup Inc	466,451		15,412		Visa Inc	34,717		4,270
Comerica Inc	423,785		13,570		Western Union Co/The	545,000		10,017
Commerce Bancshares Inc/MO	11,517		462					$21,234
Cullen/Frost Bankers Inc	8,298		489		Computers - 3.27%
East West Bancorp Inc	22,053		502		Apple Inc (a)	36,994		21,613
Fifth Third Bancorp	88,656		1,262		Brocade Communications Systems Inc (a)	70,054		388
First Citizens BancShares Inc/NC	768		133		Dell Inc (a)	62,890		1,029
First Republic Bank/CA (a)	10,778		356
					DST Systems Inc	4,214		236
Fulton Financial Corp	29,707		312		Hewlett-Packard Co	198,205		4,908
Goldman Sachs Group Inc/The	188,871		21,749		International Business Machines Corp	73,675		15,257
Huntington Bancshares Inc/OH	136,582		914		Lexmark International Inc	11,152		336
JP Morgan Chase & Co	610,983		26,260		NCR Corp (a)	5,285		124
KeyCorp	150,410		1,209		SanDisk Corp (a)	243,448		9,010

See accompanying notes

Schedule of Investments
LargeCap Value Fund I
April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Computers (continued)					Electrical Components & Equipment - 0.10%
Synopsys Inc (a)	21,602		$648		Energizer Holdings Inc (a)	10,432		$744
Western Digital Corp (a)	392,649		15,239		Hubbell Inc	9,532		765
			$68,788		Molex Inc	21,382		590

Consumer Products - 0.08%								$2,099
Church & Dwight Co Inc	8,925		453		Electronics - 1.35%
Clorox Co/The	10,862		761		Avnet Inc (a)	22,556		814
Jarden Corp	13,677		574		Garmin Ltd	15,846		747
			$1,788		Itron Inc (a)	6,321		258
					Jabil Circuit Inc	4,966		117
Cosmetics & Personal Care - 1.34%					TE Connectivity Ltd	307,600		11,215
Colgate-Palmolive Co	111,325		11,014		Tech Data Corp (a)	6,436		346
Procter & Gamble Co/The	270,741		17,230		Thermo Fisher Scientific Inc	33,143		1,844
			$28,244		Thomas & Betts Corp (a)	5,893		424
Distribution & Wholesale - 0.09%					Tyco International Ltd	45,480		2,553
Genuine Parts Co	18,092		1,172		Vishay Intertechnology Inc (a)	21,418		240
Ingram Micro Inc (a)	23,373		455		Waters Corp (a)	118,026		9,927
WESCO International Inc (a)	3,599		239					$28,485
			$1,866		Engineering & Construction - 0.12%
Diversified Financial Services - 3.29%					AECOM Technology Corp (a)	9,657		213
Affiliated Managers Group Inc (a)	2,207		251		Chicago Bridge & Iron Co NV	6,186		275
American Express Co	42,840		2,579		Jacobs Engineering Group Inc (a)	20,060		879
Ameriprise Financial Inc	22,996		1,247		KBR Inc	22,416		759
BlackRock Inc	4,395		842		URS Corp	11,661		482
CBOE Holdings Inc	233,170		6,165					$2,608
CME Group Inc	6,816		1,812		Entertainment - 0.53%
Discover Financial Services	253,803		8,604		International Game Technology	681,089		10,611
Eaton Vance Corp	425,471		11,190		Penn National Gaming Inc (a)	10,033		451
Federated Investors Inc	896,287		19,790		Regal Entertainment Group	8,424		115
Interactive Brokers Group Inc - A Shares	5,414		82					$11,177
Invesco Ltd	46,962		1,166
Janus Capital Group Inc	27,611		209		Environmental Control - 0.10%
NASDAQ OMX Group Inc/The	15,915		391		Republic Services Inc	27,990		766
NYSE Euronext	28,130		724		Waste Management Inc	41,008		1,403
Raymond James Financial Inc	17,058		625					$2,169
SLM Corp	82,128		1,218
Waddell & Reed Financial Inc	384,949		12,311		Food - 1.65%
			$69,206		Campbell Soup Co	199,063		6,735
					ConAgra Foods Inc	37,152		959
Electric - 2.59%					General Mills Inc	24,454		951
AES Corp/The (a)	102,288		1,280		HJ Heinz Co	21,178		1,129
Alliant Energy Corp	17,550		794		Hormel Foods Corp	9,447		274
Ameren Corp	38,147		1,251		JM Smucker Co/The	10,119		806
American Electric Power Co Inc	48,837		1,897		Kellogg Co	302,460		15,295
CMS Energy Corp	39,920		918		Kraft Foods Inc	145,125		5,786
Consolidated Edison Inc	29,657		1,763		Kroger Co/The	22,340		520
Dominion Resources Inc/VA	58,339		3,045		Safeway Inc	41,733		848
DTE Energy Co	16,670		940		Smithfield Foods Inc (a)	26,268		551
Duke Energy Corp	134,951		2,892		Tyson Foods Inc	47,608		869
Edison International	33,010		1,453					$34,723
Entergy Corp	18,039		1,182
Exelon Corp	73,388		2,863		Forest Products & Paper - 0.08%
FirstEnergy Corp	42,392		1,985		Domtar Corp	5,766		504
Integrys Energy Group Inc	12,384		677		International Paper Co	33,733		1,124
NextEra Energy Inc	42,772		2,752					$1,628
Northeast Utilities	31,681		1,165		Gas - 0.28%
OGE Energy Corp	15,488		836		AGL Resources Inc	18,418		726
PG&E Corp	36,993		1,634		Atmos Energy Corp	13,395		436
Pinnacle West Capital Corp	17,245		834		CenterPoint Energy Inc	66,243		1,339
PPL Corp	58,503		1,600		NiSource Inc	44,227		1,090
Progress Energy Inc	25,868		1,377		Questar Corp	28,076		555
Public Service Enterprise Group Inc	44,433		1,384		Sempra Energy	21,030		1,361
SCANA Corp	18,223		840		Vectren Corp	12,927		381
Southern Co/The	334,632		15,373					$5,888
TECO Energy Inc	34,001		613
Westar Energy Inc	17,984		516		Hand & Machine Tools - 0.13%
Wisconsin Energy Corp	36,347		1,339		Kennametal Inc	11,426		483
Xcel Energy Inc	48,860		1,322		Lincoln Electric Holdings Inc	4,778		234
			$54,525		Regal-Beloit Corp	6,112		413
					Snap-on Inc	6,995		438

See accompanying notes

Schedule of Investments
LargeCap Value Fund I
April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Hand & Machine Tools (continued)					Internet - 0.29%
Stanley Black & Decker Inc	16,511		$1,208		eBay Inc (a)	51,309		$2,106
			$2,776		Expedia Inc	5,896		252
					IAC/InterActiveCorp	12,029		579
Healthcare - Products - 0.68%					Liberty Interactive Corp (a)	58,549		1,103
Covidien PLC	20,153		1,113		TripAdvisor Inc (a)	5,896		221
Hologic Inc (a)	564,100		10,786
					Yahoo! Inc (a)	118,405		1,840
Medtronic Inc	23,192		886					$6,101
Patterson Cos Inc	8,311		283
Zimmer Holdings Inc	18,702		1,177		Iron & Steel - 0.91%
			$14,245		Cliffs Natural Resources Inc	279,087		17,376
					Nucor Corp	30,945		1,213
Healthcare - Services - 2.81%					Reliance Steel & Aluminum Co	10,119		566
Aetna Inc	35,670		1,571		Steel Dynamics Inc	8,649		110
Cigna Corp	416,962		19,276					$19,265
Community Health Systems Inc (a)	14,787		360
Coventry Health Care Inc	23,080		692		Leisure Products & Services - 0.06%
Humana Inc	16,954		1,368		Carnival Corp	36,875		1,198
UnitedHealth Group Inc	311,091		17,468
Universal Health Services Inc	133,900		5,719
WellPoint Inc	188,021		12,751		Lodging - 0.09%
					Choice Hotels International Inc	3,990		150
			$59,205		MGM Resorts International (a)	42,672		573
Home Builders - 0.01%					Wyndham Worldwide Corp	22,695		1,142
Thor Industries Inc	6,557		222					$1,865
					Machinery - Construction & Mining - 0.28%
Home Furnishings - 0.31%					Caterpillar Inc	57,523		5,912
Harman International Industries Inc	3,488		173
Tempur-Pedic International Inc (a)	95,600		5,625
					Machinery - Diversified - 1.13%
Whirlpool Corp	11,853		759		AGCO Corp (a)	14,997		698
			$6,557		CNH Global NV (a)	3,924		180
Housewares - 0.04%					Cummins Inc	123,639		14,321
Newell Rubbermaid Inc	46,065		838		Deere & Co	47,800		3,937
					Flowserve Corp	782		90
					IDEX Corp	1,278		55
Insurance - 6.17%					Xylem Inc/NY	160,923		4,487
ACE Ltd	34,828		2,646					$23,768
Aflac Inc	278,557		12,546
Allied World Assurance Co Holdings AG	5,624		405		Media - 3.58%
Allstate Corp/The	282,650		9,420		CBS Corp	55,039		1,835
American Financial Group Inc/OH	11,920		464		Comcast Corp - Class A	153,403		4,653
American International Group Inc (a)	38,219		1,301		DIRECTV (a)	267,700		13,189
American National Insurance Co	1,080		76		DISH Network Corp	7,314		234
Aon PLC	33,594		1,740		Gannett Co Inc	38,034		526
Arch Capital Group Ltd (a)	412,875		16,218		Liberty Media Corp - Liberty Capital (a)	154,798		13,536
Arthur J Gallagher & Co	17,474		656		McGraw-Hill Cos Inc/The	7,915		389
Assurant Inc	13,626		550		News Corp - Class A	213,382		4,182
Assured Guaranty Ltd	27,308		387		Time Warner Cable Inc	95,600		7,691
Berkshire Hathaway Inc - Class B (a)	180,698		14,537		Time Warner Inc	98,795		3,701
Brown & Brown Inc	17,075		460		Viacom Inc	382,500		17,744
Chubb Corp/The	295,829		21,616		Walt Disney Co/The	176,664		7,616
Cincinnati Financial Corp	22,745		810					$75,296
CNA Financial Corp	3,953		121
Everest Re Group Ltd	75,800		7,512		Metal Fabrication & Hardware - 0.01%
Fidelity National Financial Inc	35,318		681		Timken Co	2,123		120
Hartford Financial Services Group Inc	45,963		945
HCC Insurance Holdings Inc	15,793		505		Mining - 0.60%
Lincoln National Corp	45,366		1,124		Alcoa Inc	92,794		903
Loews Corp	27,827		1,144		Freeport-McMoRan Copper & Gold Inc	248,843		9,531
Marsh & McLennan Cos Inc	55,745		1,865		Newmont Mining Corp	47,620		2,269
Mercury General Corp	3,966		179					$12,703
MetLife Inc	295,180		10,636
Progressive Corp/The	63,074		1,343		Miscellaneous Manufacturing - 2.58%
Protective Life Corp	12,732		373		3M Co	13,151		1,175
Prudential Financial Inc	50,172		3,037		Aptargroup Inc	10,633		580
Reinsurance Group of America Inc	11,691		680		Carlisle Cos Inc	8,332		459
StanCorp Financial Group Inc	6,708		257		Cooper Industries PLC	9,032		565
Torchmark Corp	15,525		756		Crane Co	7,116		314
Travelers Cos Inc/The	40,575		2,610		Dover Corp	6,079		381
Unum Group	46,251		1,098		Eaton Corp	20,810		1,003
WR Berkley Corp	295,381		11,124		General Electric Co	2,389,831		46,793
			$129,822		Illinois Tool Works Inc	4,365		250

See accompanying notes

Schedule of Investments LargeCap Value Fund I

April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Miscellaneous Manufacturing (continued)					Pharmaceuticals (continued)
Leggett & Platt Inc	5,276		$115		Warner Chilcott PLC (a)	2,323		$51
Parker Hannifin Corp	14,067		1,233					$190,932
Textron Inc	41,220		1,098
Trinity Industries Inc	12,441		368		Pipelines - 0.23%
			$54,334		ONEOK Inc	15,429		1,325
					Spectra Energy Corp	56,202		1,728
Office & Business Equipment - 0.07%					Williams Cos Inc/The	51,308		1,746
Pitney Bowes Inc	28,958		496					$4,799
Xerox Corp	136,524		1,062
			$1,558		Private Equity - 0.02%
					American Capital Ltd (a)	51,176		508
Oil & Gas - 11.27%
Anadarko Petroleum Corp	44,101		3,229
Apache Corp	146,942		14,098		REITS - 4.76%
Atwood Oceanics Inc (a)	5,976		265		Alexandria Real Estate Equities Inc	9,770		732
Chesapeake Energy Corp	57,372		1,058		American Capital Agency Corp	531,693		16,610
Chevron Corp	489,711		52,183		Annaly Capital Management Inc	1,740,074		28,398
ConocoPhillips	473,488		33,916		Apartment Investment & Management Co	482,517		13,101
Denbury Resources Inc (a)	9,850		188		AvalonBay Communities Inc	9,583		1,393
Devon Energy Corp	206,716		14,439		Boston Properties Inc	3,825		414
					Brandywine Realty Trust	19,861		236
Diamond Offshore Drilling Inc	185,216		12,697		BRE Properties Inc	11,805		620
EQT Corp	12,920		644
Exxon Mobil Corp	413,360		35,689		Camden Property Trust	3,481		236
					Chimera Investment Corp	5,087,176		14,702
Helmerich & Payne Inc	1,021		52		DDR Corp	33,718		499
Hess Corp	30,247		1,577
HollyFrontier Corp	382,916		11,801		Douglas Emmett Inc	21,565		501
					Duke Realty Corp	39,284		582
Marathon Oil Corp	772,201		22,657		Equity Residential	27,836		1,710
Marathon Petroleum Corp	37,217		1,549
Murphy Oil Corp	17,125		941		Essex Property Trust Inc	2,395		378
Nabors Industries Ltd (a)	44,747		745		Federal Realty Investment Trust	2,229		224
Noble Energy Inc	12,330		1,225		General Growth Properties Inc	49,503		881
Occidental Petroleum Corp	108,232		9,873		HCP Inc	41,378		1,715
Plains Exploration & Production Co (a)	19,963		815		Health Care REIT Inc	21,704		1,230
QEP Resources Inc	5,577		172		Hospitality Properties Trust	18,119		500
Unit Corp (a)	6,247		264		Host Hotels & Resorts Inc	69,928		1,164
					Kimco Realty Corp	64,372		1,249
Valero Energy Corp	692,421		17,102		Liberty Property Trust	18,211		664
			$237,179		Macerich Co/The	13,294		819
Oil & Gas Services - 2.28%					Mack-Cali Realty Corp	13,068		375
Baker Hughes Inc	26,748		1,180		Piedmont Office Realty Trust Inc	27,327		485
Core Laboratories NV	125,510		17,192		Plum Creek Timber Co Inc	9,435		397
Halliburton Co	505,840		17,310		Prologis Inc	39,685		1,420
National Oilwell Varco Inc	104,058		7,883		Public Storage	1,196		171
Oil States International Inc (a)	1,268		101		Realty Income Corp	21,071		829
RPC Inc	394,783		4,082		Regency Centers Corp	14,220		639
SEACOR Holdings Inc (a)	3,372		314		Senior Housing Properties Trust	25,729		568
			$48,062		Simon Property Group Inc	8,492		1,321
					SL Green Realty Corp	13,844		1,141
Packaging & Containers - 0.58%					Taubman Centers Inc	8,839		682
Bemis Co Inc	16,662		540		UDR Inc	31,754		836
Crown Holdings Inc (a)	267,700		9,900
Owens-Illinois Inc (a)	25,944		603		Ventas Inc	15,759		927
					Vornado Realty Trust	16,710		1,434
Packaging Corp of America	1,523		44		Weingarten Realty Investors	17,955		477
Sealed Air Corp	30,362		582					$100,260
Sonoco Products Co	14,783		490
			$12,159		Retail - 6.01%
					American Eagle Outfitters Inc	30,344		546
Pharmaceuticals - 9.07%					AutoNation Inc (a)	2,913		101
Abbott Laboratories	14,998		931		Bed Bath & Beyond Inc (a)	86,100		6,060
Bristol-Myers Squibb Co	173,665		5,795		Best Buy Co Inc	46,651		1,030
Cardinal Health Inc	27,729		1,172		Big Lots Inc (a)	6,377		234
Eli Lilly & Co	518,250		21,451		Brinker International Inc	1,517		48
Endo Pharmaceuticals Holdings Inc (a)	410,473		14,424
Express Scripts Holding Co (a)	529,082		29,517		Chico's FAS Inc	9,163		141
Forest Laboratories Inc (a)	28,140		980		CVS Caremark Corp	119,089		5,314
					Darden Restaurants Inc	66,900		3,350
Herbalife Ltd	303,908		21,371		Dillard's Inc	4,617		298
Johnson & Johnson	317,715		20,680		DSW Inc	255		14
Mead Johnson Nutrition Co	14,564		1,246		Foot Locker Inc	320,874		9,816
Merck & Co Inc	710,886		27,895		GameStop Corp	20,950		477
Mylan Inc/PA (a)	306,000		6,643
					Gap Inc/The	34,454		982
Omnicare Inc	17,285		602		Home Depot Inc/The	62,623		3,243
Pfizer Inc	1,664,811		38,174		Kohl's Corp	110,988		5,564

See accompanying notes

Schedule of Investments LargeCap Value Fund I

April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)		COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Retail (continued)						Transportation (continued)
Lowe's Cos Inc	128,524		$4,045			Norfolk Southern Corp	32,391		$2,362
Macy's Inc	36,328		1,490			Union Pacific Corp	40,166		4,516
Michael Kors Holdings Ltd (a)	1,766		81						$9,423
PVH Corp	8,041		714
RadioShack Corp	14,796		77			Trucking & Leasing - 0.01%
Ross Stores Inc	338,535		20,850			GATX Corp	7,225		310
Sally Beauty Holdings Inc (a)	1,041		28
Signet Jewelers Ltd	13,737		670		Water	- 0.05%
Staples Inc	69,456		1,070			American Water Works Co Inc	27,739		950
Target Corp	64,418		3,732
Tim Hortons Inc	267,700		15,444			TOTAL COMMON STOCKS			$2,020,027
TJX Cos Inc	683,380		28,503				Maturity
Walgreen Co	7,524		264			REPURCHASE AGREEMENTS - 3.82%	Amount (000's)	Value	(000	's)
Wal-Mart Stores Inc	44,274		2,608
Williams-Sonoma Inc	7,379		285			Banks- 3.82%
Yum! Brands Inc	129,954		9,451			Investment in Joint Trading Account; Credit	$17,000		$17,000
			$126,530			Suisse Repurchase Agreement; 0.16%
						dated 04/30/12 maturing 05/01/12
Savings & Loans - 0.07%						(collateralized by US Government
Capitol Federal Financial Inc	26,081		308			Securities; $17,340,106; 0.00% - 11.25%;
First Niagara Financial Group Inc	55,025		492			dated 02/15/15 - 08/15/39)
People's United Financial Inc	48,426		597			Investment in Joint Trading Account; Deutsche	33,171		33,171
			$1,397			Bank Repurchase Agreement; 0.20% dated
Semiconductors - 1.68%						04/30/12 maturing 05/01/12 (collateralized
Applied Materials Inc	108,010		1,295			by US Government Securities;
Fairchild Semiconductor International Inc (a)	18,422		261			$33,834,354; 0.00% - 8.20%; dated
Intel Corp	498,186		14,148			05/01/12 - 07/15/37)
KLA-Tencor Corp	5,377		280			Investment in Joint Trading Account; JP	12,439		12,439
Lam Research Corp (a)	315,500		13,141			Morgan Repurchase Agreement; 0.18%
LSI Corp (a)	62,266		501			dated 04/30/12 maturing 05/01/12
Novellus Systems Inc (a)	11,014		515			(collateralized by US Government
PMC - Sierra Inc (a)	34,225		242			Securities; $12,687,883; 0.00% - 8.38%;
QLogic Corp (a)	2,858		49			dated 02/08/13 - 04/23/32)
Texas Instruments Inc	36,652		1,171			Investment in Joint Trading Account; Merrill	17,752		17,752
Xilinx Inc	104,000		3,784			Lynch Repurchase Agreement; 0.17%
			$35,387			dated 04/30/12 maturing 05/01/12
						(collateralized by US Government Security;
Software - 1.29%						$18,107,047; 1.50%; dated 07/31/16)
Activision Blizzard Inc	66,968		862						$80,362
Allscripts Healthcare Solutions Inc (a)	5,746		64			TOTAL REPURCHASE AGREEMENTS			$80,362
Broadridge Financial Solutions Inc	1,023		24			Total Investments			$2,100,389
CA Inc	38,533		1,018			Other Assets in Excess of Liabilities, Net - 0.24%			$4,956
Compuware Corp (a)	10,887		95			TOTAL NET ASSETS - 100.00%			$2,105,345
Fidelity National Information Services Inc	38,682		1,302
Fiserv Inc (a)	4,194		295
Microsoft Corp	732,816		23,464			(a) Non-Income Producing Security
			$27,124

Telecommunications - 5.52%
Amdocs Ltd	27,634		884			Unrealized Appreciation (Depreciation)
AT&T Inc	1,395,742		45,934			The net federal income tax unrealized appreciation (depreciation) and federal tax
CenturyLink Inc	53,490		2,063			cost of investments held as of the period end were as follows:
Cisco Systems Inc	1,580,847		31,854
Corning Inc	136,952		1,965			Unrealized Appreciation			$247,583
Motorola Mobility Holdings Inc (a)	22,551		875			Unrealized Depreciation			(69,728)
Motorola Solutions Inc	22,700		1,158			Net Unrealized Appreciation (Depreciation)			$177,855
US Cellular Corp (a)	2,256		89			Cost for federal income tax purposes			$1,922,534
Verizon Communications Inc	215,584		8,705
Vodafone Group PLC ADR	487,600		13,570			All dollar amounts are shown in thousands (000's)
Windstream Corp	803,200		9,028
			$116,125

Textiles - 0.03%
Cintas Corp	17,853		699

Toys, Games & Hobbies - 0.02%
Mattel Inc	13,111		441

Transportation - 0.45%
FedEx Corp	28,838		2,545

See accompanying notes

Schedule of Investments
LargeCap Value Fund I
April 30, 2012 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Financial		24 .78%
Consumer, Non-cyclical		21 .05%
Energy		13 .78%
Consumer, Cyclical		9.82%
Communications		9.41%
Industrial		8.54%
Technology		6.31%
Basic Materials		3.15%
Utilities		2.92%
Other Assets in Excess of Liabilities, Net		0.24%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
S&P 500 Emini; June 2012	Long	1,256	$86,820	$87,518	$698
Total					$698

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
April 30, 2012 (unaudited)

COMMON STOCKS - 97.12%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.02%					Banks (continued)
Interpublic Group of Cos Inc/The	23,607		$279		KeyCorp	82,897		$666
					M&T Bank Corp	6,676		576
					Morgan Stanley	74,833		1,293
Aerospace & Defense - 2.71%					Northern Trust Corp	10,501		500
Alliant Techsystems Inc	2,553		136
BE Aerospace Inc (a)	492		23		PNC Financial Services Group Inc	153,422		10,175
Boeing Co/The	111,472		8,560		State Street Corp	195,199		9,022
					SunTrust Banks Inc	25,602		622
Exelis Inc	15,053		174		US Bancorp	104,467		3,361
General Dynamics Corp	75,064		5,067
Goodrich Corp	3,977		499		Valley National Bancorp	15,126		190
L-3 Communications Holdings Inc	55,204		4,060		Wells Fargo & Co	804,126		26,882
Lockheed Martin Corp	2,752		249					$133,748
Northrop Grumman Corp	13,973		884		Beverages - 1.15%
Raytheon Co	205,948		11,150		Beam Inc	7,349		417
United Technologies Corp	4,307		352		Constellation Brands Inc (a)	14,857		321
			$31,154		Diageo PLC ADR	41,500		4,196
					Molson Coors Brewing Co	11,508		479
Agriculture - 3.01%					PepsiCo Inc	117,100		7,729
Altria Group Inc	247,160		7,961
Archer-Daniels-Midland Co	38,754		1,195					$13,142
Imperial Tobacco Group PLC ADR	63,700		5,097		Biotechnology - 0.31%
Lorillard Inc	7,740		1,047		Amgen Inc	38,570		2,743
Philip Morris International Inc	209,238		18,729		Bio-Rad Laboratories Inc (a)	1,711		185
Reynolds American Inc	13,357		545		Life Technologies Corp (a)	13,991		648
			$34,574					$3,576

Airlines - 0.08%					Building Materials - 0.02%
Copa Holdings SA	648		53		Martin Marietta Materials Inc	2,073		172
Delta Air Lines Inc (a)	29,423		322
Southwest Airlines Co	56,875		471
United Continental Holdings Inc (a)	4,380		96		Chemicals - 1.12%
			$942		Ashland Inc	6,897		454
					Cabot Corp	5,389		233
Apparel - 0.06%					CF Industries Holdings Inc	880		170
VF Corp	4,668		710		Cytec Industries Inc	3,936		250
					Dow Chemical Co/The	296,367		10,041
					Huntsman Corp	12,661		179
Automobile Manufacturers - 0.84%					LyondellBasell Industries NV	15,748		658
Ford Motor Co	87,851		991		Rockwood Holdings Inc (a)	328		18
General Motors Co (a)	367,024		8,441
Navistar International Corp (a)	2,700		92		RPM International Inc	11,369		302
Oshkosh Corp (a)	7,448		170		Valspar Corp	7,299		373
					Westlake Chemical Corp	1,446		93
			$9,694		WR Grace & Co (a)	676		40
Automobile Parts & Equipment - 0.19%								$12,811
Autoliv Inc	7,772		488
Delphi Automotive PLC (a)	5,774		177		Coal - 0.66%
Johnson Controls Inc	24,168		773		Consol Energy Inc	229,300		7,622
Lear Corp	9,165		380
TRW Automotive Holdings Corp (a)	8,876		406		Commercial Services - 0.38%
			$2,224		Aaron's Inc	1,888		51
					Booz Allen Hamilton Holding Corp	1,128		19
Banks - 11.66%					Career Education Corp (a)	5,673		41
Bank of America Corp	1,959,752		15,893		DeVry Inc	1,186		38
Bank of Hawaii Corp	3,886		190		Education Management Corp (a)	3,538		44
Bank of New York Mellon Corp/The	60,158		1,423		Equifax Inc	10,158		466
BB&T Corp	37,764		1,210		H&R Block Inc	10,253		151
BOK Financial Corp	2,078		118		Paychex Inc	2,461		76
Capital One Financial Corp	208,082		11,545		RR Donnelley & Sons Co	15,355		192
CapitalSource Inc	21,956		142		Service Corp International/US	19,527		226
CIT Group Inc (a)	197,600		7,479
					Total System Services Inc	14,124		332
Citigroup Inc	350,123		11,567		Towers Watson & Co	3,720		243
Comerica Inc	17,518		561		Verisk Analytics Inc (a)	1,679		82
Commerce Bancshares Inc/MO	6,349		255		Visa Inc	19,140		2,354
Cullen/Frost Bankers Inc	4,577		270					$4,315
East West Bancorp Inc	12,159		277
Fifth Third Bancorp	48,888		696		Computers - 2.24%
First Citizens BancShares Inc/NC	459		79		Brocade Communications Systems Inc (a)	38,631		214
First Republic Bank/CA (a)	5,986		198		Dell Inc (a)	470,391		7,700
Fulton Financial Corp	16,503		173		DST Systems Inc	2,441		137
Goldman Sachs Group Inc/The	25,082		2,888		Hewlett-Packard Co	244,433		6,052
Huntington Bancshares Inc/OH	75,275		504		International Business Machines Corp	48,200		9,981
JP Morgan Chase & Co	581,506		24,993		Lexmark International Inc	6,147		185

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Computers (continued)					Electrical Components & Equipment (continued)
NCR Corp (a)	2,914		$69		Hubbell Inc	5,251		$422
SanDisk Corp (a)	12,977		480		Molex Inc	11,784		325
Synopsys Inc (a)	11,905		357					$7,078
Western Digital Corp (a)	12,486		485
			$25,660		Electronics - 2.24%
					Avnet Inc (a)	12,435		449
Consumer Products - 0.09%					Garmin Ltd	8,732		411
Church & Dwight Co Inc	4,921		250		Honeywell International Inc	289,800		17,579
Clorox Co/The	5,988		420		Itron Inc (a)	3,487		142
Jarden Corp	7,597		318		Jabil Circuit Inc	3,089		72
			$988		TE Connectivity Ltd	113,100		4,124
					Tech Data Corp (a)	3,547		191
Cosmetics & Personal Care - 0.83%					Thermo Fisher Scientific Inc	18,276		1,017
Procter & Gamble Co/The	149,344		9,504		Thomas & Betts Corp (a)	3,248		234
					Tyco International Ltd	25,079		1,408
Distribution & Wholesale - 0.09%					Vishay Intertechnology Inc (a)	11,810		132
Genuine Parts Co	9,969		646					$25,759
Ingram Micro Inc (a)	13,130		255
WESCO International Inc (a)	1,981		132		Engineering & Construction - 0.13%
					AECOM Technology Corp (a)	5,364		118
			$1,033		Chicago Bridge & Iron Co NV	3,435		153
Diversified Financial Services - 3.31%					Jacobs Engineering Group Inc (a)	11,054		484
Affiliated Managers Group Inc (a)	1,215		138		KBR Inc	12,352		418
American Express Co	233,631		14,067		URS Corp	6,429		266
Ameriprise Financial Inc	147,871		8,016					$1,439
BlackRock Inc	2,420		464
CME Group Inc	3,755		998		Entertainment - 0.04%
					International Game Technology	11,881		185
Discover Financial Services	27,530		933		Penn National Gaming Inc (a)	5,572		251
Franklin Resources Inc	30,294		3,802
Interactive Brokers Group Inc - A Shares	3,368		51		Regal Entertainment Group	4,646		63
Invesco Ltd	25,881		643					$499
Janus Capital Group Inc	16,108		122		Environmental Control - 0.10%
NASDAQ OMX Group Inc/The	8,828		217		Republic Services Inc	15,424		422
NYSE Euronext	15,508		399		Waste Management Inc	22,612		773
Raymond James Financial Inc	9,409		345					$1,195
SLM Corp	523,002		7,756
			$37,951		Food - 0.63%
					Campbell Soup Co	3,756		127
Electric - 3.41%					ConAgra Foods Inc	20,493		529
AES Corp/The (a)	56,423		706		General Mills Inc	13,489		525
Alliant Energy Corp	9,671		438		HJ Heinz Co	11,671		622
Ameren Corp	21,023		689		Hormel Foods Corp	5,247		152
American Electric Power Co Inc	208,804		8,110		JM Smucker Co/The	5,575		444
CMS Energy Corp	21,999		506		Kellogg Co	1,522		77
Consolidated Edison Inc	16,398		975		Kraft Foods Inc	80,053		3,192
Dominion Resources Inc/VA	101,281		5,286		Kroger Co/The	12,323		287
DTE Energy Co	9,191		518		Safeway Inc	23,020		468
Duke Energy Corp	74,378		1,594		Smithfield Foods Inc (a)	14,475		303
Edison International	18,208		801		Tyson Foods Inc	26,237		479
Entergy Corp	81,773		5,361					$7,205
Exelon Corp	40,481		1,579
FirstEnergy Corp	23,441		1,098		Forest Products & Paper - 0.08%
Integrys Energy Group Inc	6,824		373		Domtar Corp	3,176		278
NextEra Energy Inc	23,572		1,517		International Paper Co	18,591		619
Northeast Utilities	17,754		653					$897
OGE Energy Corp	8,534		461		Gas - 1.02%
PG&E Corp	20,405		902		AGL Resources Inc	10,150		400
Pinnacle West Capital Corp	9,503		459		Atmos Energy Corp	7,384		240
PPL Corp	32,349		885		CenterPoint Energy Inc	36,540		738
Progress Energy Inc	14,268		759		NiSource Inc	24,373		601
Public Service Enterprise Group Inc	24,510		763		Questar Corp	15,472		306
SCANA Corp	10,042		463		Sempra Energy	141,900		9,187
Southern Co/The	47,456		2,180		Vectren Corp	7,122		210
TECO Energy Inc	18,737		338					$11,682
Westar Energy Inc	9,910		284
Wisconsin Energy Corp	20,038		738		Hand & Machine Tools - 0.91%
Xcel Energy Inc	26,937		729		Kennametal Inc	6,295		266
			$39,165		Lincoln Electric Holdings Inc	2,651		130
					Regal-Beloit Corp	3,367		228
Electrical Components & Equipment - 0.62%					Snap-on Inc	3,883		243
Emerson Electric Co	112,700		5,921
Energizer Holdings Inc (a)	5,748		410

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Hand & Machine Tools (continued)					Internet - 0.29%
Stanley Black & Decker Inc	130,607		$9,555		eBay Inc (a)	28,288		$1,161
			$10,422		Expedia Inc	3,381		144
					IAC/InterActiveCorp	6,243		301
Healthcare - Products - 3.91%					Liberty Interactive Corp (a)	32,286		608
Baxter International Inc	304,300		16,862		TripAdvisor Inc (a)	3,381		127
Covidien PLC	159,923		8,832		Yahoo! Inc (a)	65,314		1,015
Medtronic Inc	290,580		11,100					$3,356
Patterson Cos Inc	4,582		156
St Jude Medical Inc	189,100		7,322		Iron & Steel - 0.09%
Zimmer Holdings Inc	10,310		649		Nucor Corp	17,053		669
			$44,921		Reliance Steel & Aluminum Co	5,230		292
					Steel Dynamics Inc	5,421		69
Healthcare - Services - 2.41%								$1,030
Aetna Inc	19,676		866
Cigna Corp	13,761		636		Leisure Products & Services - 0.76%
Community Health Systems Inc (a)	8,157		199		Carnival Corp	269,033		8,741
Coventry Health Care Inc	12,731		382
Humana Inc	9,341		754
UnitedHealth Group Inc	241,338		13,551		Lodging - 0.09%
					Choice Hotels International Inc	2,404		90
WellPoint Inc	165,700		11,238		MGM Resorts International (a)	23,526		316
			$27,626		Wyndham Worldwide Corp	12,512		630
Home Builders - 0.01%								$1,036
Thor Industries Inc	3,824		129		Machinery - Diversified - 1.03%
					AGCO Corp (a)	8,264		385
Home Furnishings - 0.05%					CNH Global NV (a)	2,351		108
Harman International Industries Inc	2,105		105		Deere & Co	47,700		3,929
Whirlpool Corp	6,532		418		Flowserve Corp	430		49
			$523		IDEX Corp	795		34
					Xylem Inc/NY	263,461		7,345
Housewares - 0.04%								$11,850
Newell Rubbermaid Inc	25,388		462
					Media - 3.22%
					CBS Corp	30,348		1,012
Insurance - 5.47%					Comcast Corp - Class A	347,419		10,538
ACE Ltd	120,572		9,160
Aflac Inc	195,630		8,811		DISH Network Corp	4,062		130
					Gannett Co Inc	20,960		290
Allied World Assurance Co Holdings AG	3,099		223		Liberty Media Corp - Liberty Capital (a)	6,283		549
Allstate Corp/The	29,292		976
American Financial Group Inc/OH	6,571		256		McGraw-Hill Cos Inc/The	4,396		216
American International Group Inc (a)	247,673		8,428		News Corp - Class A	117,705		2,307
					Time Warner Inc	272,696		10,215
American National Insurance Co	673		47		Walt Disney Co/The	271,750		11,715
Aon PLC	18,514		959
Arch Capital Group Ltd (a)	11,503		452					$36,972
Arthur J Gallagher & Co	9,628		362		Metal Fabrication & Hardware - 0.01%
Assurant Inc	7,516		303		Timken Co	1,171		66
Assured Guaranty Ltd	15,057		214
Berkshire Hathaway Inc - Class B (a)	99,675		8,019
Brown & Brown Inc	9,484		256		Mining - 0.15%
Chubb Corp/The	15,516		1,134		Alcoa Inc	51,143		498
Cincinnati Financial Corp	12,539		447		Newmont Mining Corp	26,243		1,250
CNA Financial Corp	2,459		75					$1,748
Fidelity National Financial Inc	19,463		375		Miscellaneous Manufacturing - 2.94%
Hartford Financial Services Group Inc	25,353		521		3M Co	7,246		648
HCC Insurance Holdings Inc	8,707		278		Aptargroup Inc	5,858		319
Lincoln National Corp	25,024		620		Carlisle Cos Inc	4,592		253
Loews Corp	15,350		631		Cooper Industries PLC	4,976		311
Marsh & McLennan Cos Inc	30,722		1,028		Crane Co	3,939		174
Mercury General Corp	2,376		107		Dover Corp	3,376		212
MetLife Inc	250,865		9,039		Eaton Corp	11,479		553
Progressive Corp/The	34,763		740		General Electric Co	949,382		18,589
Protective Life Corp	7,050		206		Illinois Tool Works Inc	193,445		11,100
Prudential Financial Inc	27,675		1,675		Leggett & Platt Inc	3,281		71
Reinsurance Group of America Inc	6,442		375		Parker Hannifin Corp	7,751		680
StanCorp Financial Group Inc	3,698		142		Textron Inc	22,717		605
Torchmark Corp	8,564		417		Trinity Industries Inc	6,862		203
Travelers Cos Inc/The	86,527		5,566					$33,718
Unum Group	25,490		605
WR Berkley Corp	9,964		375		Office & Business Equipment - 0.08%
			$62,822		Pitney Bowes Inc	15,958		273
					Xerox Corp	77,101		600
								$873

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Oil & Gas - 10.53%					REITS (continued)
Anadarko Petroleum Corp	120,755		$8,840		Boston Properties Inc	2,124		$230
Apache Corp	87,963		8,439		Brandywine Realty Trust	11,032		131
Atwood Oceanics Inc (a)	3,317		147		BRE Properties Inc	6,504		341
BP PLC ADR	146,800		6,373		Camden Property Trust	1,916		130
Chesapeake Energy Corp	31,619		583		DDR Corp	18,599		275
Chevron Corp	211,010		22,485		Douglas Emmett Inc	11,895		276
ConocoPhillips	244,258		17,496		Duke Realty Corp	21,658		321
Denbury Resources Inc (a)	5,649		108		Equity Residential	15,355		943
Devon Energy Corp	24,390		1,704		Essex Property Trust Inc	1,320		209
EQT Corp	155,619		7,752		Federal Realty Investment Trust	1,236		124
Exxon Mobil Corp	62,527		5,399		General Growth Properties Inc	27,305		486
Helmerich & Payne Inc	640		33		HCP Inc	22,863		948
Hess Corp	16,670		869		Health Care REIT Inc	11,972		678
Marathon Oil Corp	534,358		15,678		Hospitality Properties Trust	10,066		278
Marathon Petroleum Corp	20,529		854		Host Hotels & Resorts Inc	38,573		642
Murphy Oil Corp	9,445		519		Kimco Realty Corp	35,477		689
Nabors Industries Ltd (a)	24,682		411		Liberty Property Trust	10,035		366
Noble Energy Inc	6,796		675		Macerich Co/The	7,325		451
Occidental Petroleum Corp	230,264		21,005		Mack-Cali Realty Corp	7,259		209
Plains Exploration & Production Co (a)	11,012		450		Piedmont Office Realty Trust Inc	14,083		250
QEP Resources Inc	3,198		98		Plum Creek Timber Co Inc	5,240		220
Unit Corp (a)	3,468		146		Prologis Inc	21,881		783
Valero Energy Corp	32,920		813		Public Storage	722		103
			$120,877		Realty Income Corp	11,611		457
					Regency Centers Corp	7,445		335
Oil & Gas Services - 0.21%					Senior Housing Properties Trust	14,177		313
Baker Hughes Inc	14,748		650		Simon Property Group Inc	4,678		728
National Oilwell Varco Inc	20,497		1,553		SL Green Realty Corp	7,635		629
Oil States International Inc (a)	699		56
SEACOR Holdings Inc (a)	1,860		173		Taubman Centers Inc	4,869		376
					UDR Inc	17,499		461
			$2,432		Ventas Inc	8,682		510
Packaging & Containers - 0.11%					Vornado Realty Trust	9,232		792
Bemis Co Inc	9,181		297		Weingarten Realty Investors	9,947		264
Owens-Illinois Inc (a)	14,297		332					$16,494
Packaging Corp of America	839		25		Retail - 4.50%
Sealed Air Corp	16,733		321		American Eagle Outfitters Inc	16,737		301
Sonoco Products Co	8,151		270		AutoNation Inc (a)	1,812		63
			$1,245		Best Buy Co Inc	25,710		567
Pharmaceuticals - 9.08%					Big Lots Inc (a)	3,514		129
Abbott Laboratories	203,564		12,633		Brinker International Inc	579		18
Bristol-Myers Squibb Co	95,796		3,197		Chico's FAS Inc	5,054		78
Cardinal Health Inc	15,281		646		CVS Caremark Corp	235,215		10,495
Eli Lilly & Co	37,944		1,571		Dillard's Inc	2,545		164
Forest Laboratories Inc (a)	15,517		540		Foot Locker Inc	13,486		413
Johnson & Johnson	384,439		25,023		GameStop Corp	11,551		263
Mead Johnson Nutrition Co	8,025		687		Gap Inc/The	19,704		562
Merck & Co Inc	341,836		13,414		Home Depot Inc/The	34,543		1,789
Novartis AG ADR	132,000		7,282		Kohl's Corp	3,189		160
Omnicare Inc	9,601		334		Lowe's Cos Inc	70,895		2,231
Pfizer Inc	1,145,972		26,277		Macy's Inc	20,033		822
Sanofi ADR	113,200		4,322		Michael Kors Holdings Ltd (a)	973		44
Teva Pharmaceutical Industries Ltd ADR	180,100		8,238		PVH Corp	4,430		393
Warner Chilcott PLC (a)	1,281		28		RadioShack Corp	9,204		48
					Sally Beauty Holdings Inc (a)	647		17
			$104,192
					Signet Jewelers Ltd	7,570		369
Pipelines - 0.70%					Staples Inc	38,300		590
ONEOK Inc	8,510		731		Target Corp	131,434		7,615
Spectra Energy Corp	207,691		6,385		Walgreen Co	442,978		15,531
Williams Cos Inc/The	28,276		962		Wal-Mart Stores Inc	149,621		8,815
			$8,078		Williams-Sonoma Inc	4,097		158
Private Equity - 0.02%								$51,635
American Capital Ltd (a)	28,216		280		Savings & Loans - 0.07%
					Capitol Federal Financial Inc	14,386		170
REITS - 1.44%					First Niagara Financial Group Inc	30,325		271
Alexandria Real Estate Equities Inc	5,382		403		People's United Financial Inc	26,689		329
American Capital Agency Corp	16,864		527					$770
Annaly Capital Management Inc	46,076		752		Semiconductors - 2.66%
Apartment Investment & Management Co	3,462		94		Applied Materials Inc	300,353		3,601
AvalonBay Communities Inc	5,293		770		Fairchild Semiconductor International Inc (a)	10,203		145

See accompanying notes

Schedule of Investments LargeCap Value Fund III April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	REPURCHASE AGREEMENTS	Maturity

Semiconductors (continued)					(continued)	Amount (000's)	Value	(000	's)
Intel Corp	720,508		$20,462		Banks (continued)
KLA-Tencor Corp	3,106		162		Investment in Joint Trading Account; JP	$4,808		$4,808
LSI Corp (a)	34,346		276		Morgan Repurchase Agreement; 0.18%
Novellus Systems Inc (a)	6,069		284		dated 04/30/12 maturing 05/01/12
PMC - Sierra Inc (a)	18,869		133		(collateralized by US Government
QLogic Corp (a)	1,777		31		Securities; $4,904,252; 0.00% - 8.38%;
Texas Instruments Inc	170,010		5,430		dated 02/08/13 - 04/23/32)
			$30,524		Investment in Joint Trading Account; Merrill	6,862		6,862
					Lynch Repurchase Agreement; 0.17%
Software - 2.93%					dated 04/30/12 maturing 05/01/12
Activision Blizzard Inc	36,907		475		(collateralized by US Government Security;
Allscripts Healthcare Solutions Inc (a)	3,169		35
					$6,998,924; 1.50%; dated 07/31/16)
Broadridge Financial Solutions Inc	636		15					$31,062
CA Inc	21,235		561
Compuware Corp (a)	5,376		47		TOTAL REPURCHASE AGREEMENTS			$31,062
Fidelity National Information Services Inc	21,337		718		Total Investments			$1,145,598
Fiserv Inc (a)	2,329		164		Other Assets in Excess of Liabilities, Net - 0.17%			$1,957
Microsoft Corp	754,415		24,156		TOTAL NET ASSETS - 100.00%			$1,147,555
Oracle Corp	254,800		7,489
			$33,660		(a) Non-Income Producing Security
Telecommunications - 5.11%
Amdocs Ltd	15,229		487
AT&T Inc	628,815		20,695		Unrealized Appreciation (Depreciation)
CenturyLink Inc	29,491		1,137		The net federal income tax unrealized appreciation (depreciation) and federal tax
Cisco Systems Inc	364,622		7,347		cost of investments held as of the period end were as follows:
Corning Inc	75,481		1,083
Motorola Mobility Holdings Inc (a)	12,432		483
					Unrealized Appreciation			$109,141
Motorola Solutions Inc	12,522		639		Unrealized Depreciation			(27,543)
US Cellular Corp (a)	1,244		49
					Net Unrealized Appreciation (Depreciation)			$81,598
Verizon Communications Inc	308,919		12,474		Cost for federal income tax purposes			$1,064,000
Vodafone Group PLC ADR	510,100		14,196
			$58,590		All dollar amounts are shown in thousands (000's)
Textiles - 0.03%
Cintas Corp	9,837		385		Portfolio Summary (unaudited)
					Sector			Percent
					Financial			24 .68%
Toys, Games & Hobbies - 0.02%					Consumer, Non-cyclical			21 .80%
Mattel Inc	7,283		245		Energy			12 .10%
					Industrial			11 .98%
Transportation - 1.14%					Communications			8.64%
FedEx Corp	15,900		1,403		Technology			7.91%
Norfolk Southern Corp	17,858		1,303		Consumer, Cyclical			6.80%
Union Pacific Corp	92,637		10,416		Utilities			4.48%
			$13,122		Basic Materials			1.44%
					Other Assets in Excess of Liabilities, Net			0.17%
Trucking & Leasing - 0.02%					TOTAL NET ASSETS			100.00%
GATX Corp	3,985		171

Water- 0.05%
American Water Works Co Inc	15,286		523

TOTAL COMMON STOCKS			$1,114,536
	Maturity
REPURCHASE AGREEMENTS - 2.71%	Amount (000's)	Value	(000	's)

Banks- 2.71%
Investment in Joint Trading Account; Credit	$6,571		$6,571
Suisse Repurchase Agreement; 0.16%
dated 04/30/12 maturing 05/01/12
(collateralized by US Government
Securities; $6,702,479; 0.00% - 11.25%;
dated 02/15/15 - 08/15/39)
Investment in Joint Trading Account; Deutsche	12,822		12,821
Bank Repurchase Agreement; 0.20% dated
04/30/12 maturing 05/01/12 (collateralized
by US Government Securities;
$13,078,005; 0.00% - 8.20%; dated
05/01/12 - 07/15/37)

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
April 30, 2012 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
S&P 500 Emini; June 2012	Long	501	$34,491	$34,910	$419
Total					$419
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments MidCap Blend Fund April 30, 2012 (unaudited)

COMMON STOCKS - 99.37%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 1.06%					Healthcare - Products (continued)
Lamar Advertising Co (a)	884,486		$28,144		CR Bard Inc	305,213		$30,204
					DENTSPLY International Inc	673,953		27,673

Banks - 2.26%								$89,633
CIT Group Inc (a)	845,098		31,987		Healthcare - Services - 4.69%
M&T Bank Corp	326,366		28,156		Coventry Health Care Inc	730,165		21,898
			$60,143		Laboratory Corp of America Holdings (a)	685,694		60,265
					Lincare Holdings Inc	734,707		17,927
Beverages - 1.99%					Quest Diagnostics Inc	434,319		25,056
Beam Inc	455,379		25,856
Molson Coors Brewing Co	652,836		27,145					$125,146
			$53,001		Holding Companies - Diversified - 1.47%
Building Materials - 0.56%					Leucadia National Corp	1,578,343		39,238
Martin Marietta Materials Inc	181,437		15,037
					Insurance - 13.27%
					Alleghany Corp (a)	44,731		15,338
Chemicals - 1.63%					Aon PLC	778,652		40,334
Airgas Inc	323,903		29,682		Arch Capital Group Ltd (a)	601,456		23,625
Ecolab Inc	215,608		13,732		Brown & Brown Inc	1,212,712		32,707
			$43,414		Fairfax Financial Holdings Ltd	33,130		13,582
Commercial Services - 2.56%					Loews Corp	1,671,973		68,768
Ascent Capital Group Inc (a)	262,483		13,518		Markel Corp (a)	133,338		58,706
Iron Mountain Inc	533,128		16,191		Marsh & McLennan Cos Inc	790,025		26,426
Live Nation Entertainment Inc (a)	922,691		8,360		Progressive Corp/The	1,355,792		28,879
Macquarie Infrastructure Co LLC	328,910		11,360		White Mountains Insurance Group Ltd	55,024		28,778
Moody's Corp	461,915		18,915		Willis Group Holdings PLC	456,954		16,661
			$68,344					$353,804

Consumer Products - 0.89%					Internet - 3.56%
Clorox Co/The	338,037		23,696		Liberty Interactive Corp (a)	2,263,317		42,641
					VeriSign Inc	1,269,351		52,183

Distribution & Wholesale - 0.49%								$94,824
Fastenal Co	197,457		9,245		Lodging - 0.52%
WW Grainger Inc	17,998		3,740		Wynn Resorts Ltd	103,334		13,785
			$12,985

Diversified Financial Services - 3.50%					Machinery - Diversified - 0.28%
BlackRock Inc	98,597		18,889		Xylem Inc/NY	266,675		7,435
Charles Schwab Corp/The	2,379,528		34,027
CME Group Inc	64,337		17,102		Media - 8.61%
LPL Investment Holdings Inc	322,749		11,584		Discovery Communications Inc - C Shares (a)	1,202,517		59,753
SLM Corp	795,454		11,797		FactSet Research Systems Inc	96,853		10,156
			$93,399		Liberty Global Inc - A Shares (a)	585,428		29,160
Electric - 1.85%					Liberty Global Inc - B Shares (a)	351,583		16,851
Brookfield Infrastructure Partners LP	434,454		13,703		Liberty Media Corp - Liberty Capital (a)	1,112,362		97,265
Calpine Corp (a)	1,233,723		23,132		McGraw-Hill Cos Inc/The	331,598		16,305
National Fuel Gas Co	263,921		12,489					$229,490
			$49,324		Mining - 1.96%
Electronics - 3.00%					Franco-Nevada Corp	1,165,398		52,274
Gentex Corp/MI	1,549,269		34,037
Sensata Technologies Holding NV (a)	578,509		18,374
					Miscellaneous Manufacturing - 0.40%
Tyco International Ltd	492,828		27,662		Donaldson Co Inc	304,329		10,548
			$80,073

Entertainment - 0.66%					Oil & Gas - 4.95%
International Game Technology	1,129,732		17,601		Cimarex Energy Co	298,276		20,614
					EOG Resources Inc	363,461		39,912
Environmental Control - 0.96%					EQT Corp	730,277		36,375
Covanta Holding Corp	1,593,620		25,578		Marathon Petroleum Corp	436,945		18,181
					Nabors Industries Ltd (a)	1,022,605		17,026
								$132,108
Food - 1.02%
Sara Lee Corp	1,236,999		27,263		Pharmaceuticals - 1.49%
					Mead Johnson Nutrition Co	201,405		17,232
					Valeant Pharmaceuticals International Inc (a)	406,352		22,606
Gas - 0.49%								$39,838
Questar Corp	655,008		12,936
					Pipelines - 3.05%
					El Paso Corp	504,588		14,971
Healthcare - Products - 3.36%					Williams Cos Inc/The	1,951,822		66,421
Becton Dickinson and Co	404,796		31,756					$81,392

See accompanying notes

Schedule of Investments
MidCap Blend Fund
April 30, 2012 (unaudited)

	COMMON STOCKS (continued)	Shares Held	Value	(000	's)	REPURCHASE AGREEMENTS	Maturity

	Private Equity - 0.97%					(continued)	Amount (000's)	Value	(000	's)
	Onex Corp	651,487		$25,841		Banks (continued)
						Investment in Joint Trading Account; JP	$4,536		$4,536
						Morgan Repurchase Agreement; 0.18%
	Real Estate - 4.83%					dated 04/30/12 maturing 05/01/12
	Brookfield Asset Management Inc	2,276,218		75,070
	CBRE Group Inc (a)	850,461		15,997		(collateralized by US Government
	Forest City Enterprises Inc (a)	1,697,541		27,076		Securities; $4,627,172; 0.00% - 8.38%;
	Howard Hughes Corp/The (a)	159,023		10,672		dated 02/08/13 - 04/23/32)
						Investment in Joint Trading Account; Merrill	6,474		6,474
				$128,815		Lynch Repurchase Agreement; 0.17%
REITS	- 1.85%					dated 04/30/12 maturing 05/01/12
	General Growth Properties Inc	1,971,867		35,099		(collateralized by US Government Security;
	Vornado Realty Trust	164,904		14,156		$6,603,499; 1.50%; dated 07/31/16)
				$49,255					$29,307
						TOTAL REPURCHASE AGREEMENTS			$29,307
	Retail - 10.37%					Total Investments			$2,678,757
	AutoZone Inc (a)	69,894		27,689
	CarMax Inc (a)	341,774		10,551		Liabilities in Excess of Other Assets, Net - (0.47)%			$(12,545)
	Copart Inc (a)	785,437		20,743		TOTAL NET ASSETS - 100.00%			$2,666,212
	Dollar General Corp (a)	590,997		28,049
	JC Penney Co Inc	426,003		15,362		(a) Non-Income Producing Security
	O'Reilly Automotive Inc (a)	832,662		87,812
	TJX Cos Inc	1,698,225		70,833
	Yum! Brands Inc	212,206		15,434
				$276,473		Unrealized Appreciation (Depreciation)
						The net federal income tax unrealized appreciation (depreciation) and federal tax
	Savings & Loans - 0.20%					cost of investments held as of the period end were as follows:
	BankUnited Inc	216,610		5,329
						Unrealized Appreciation			$489,330
	Semiconductors - 1.42%					Unrealized Depreciation			(56,746)
	Microchip Technology Inc	1,070,505		37,832		Net Unrealized Appreciation (Depreciation)			$432,584
						Cost for federal income tax purposes			$2,246,173

	Software - 3.55%					All dollar amounts are shown in thousands (000's)
	Dun & Bradstreet Corp/The	314,778		24,483
	Fidelity National Information Services Inc	1,000,649		33,692		Portfolio Summary (unaudited)
	Intuit Inc	631,576		36,613		Sector			Percent
				$94,788		Financial			27 .98%
	Telecommunications - 4.47%					Communications			17 .70%
	Crown Castle International Corp (a)	550,389		31,157		Consumer, Non-cyclical			16 .00%
	EchoStar Corp (a)	735,860		21,377		Consumer, Cyclical			12 .77%
	Motorola Solutions Inc	739,079		37,715		Energy			8.00%
	SBA Communications Corp (a)	262,522		14,108		Industrial			5.65%
	Telephone & Data Systems Inc	610,767		14,836		Technology			4.97%
				$119,193		Basic Materials			3.59%
						Utilities			2.34%
	Textiles - 0.73%					Diversified			1.47%
	Cintas Corp	13,349		523		Liabilities in Excess of Other Assets, Net			(0.47)%
	Mohawk Industries Inc (a)	283,071		18,971		TOTAL NET ASSETS			100.00%
				$19,494

	Transportation - 0.45%
	Expeditors International of Washington Inc	299,432		11,977

	TOTAL COMMON STOCKS			$2,649,450
		Maturity
	REPURCHASE AGREEMENTS - 1.10%	Amount (000's)	Value	(000	's)

Banks	- 1.10%
	Investment in Joint Trading Account; Credit	$6,200		$6,200
	Suisse Repurchase Agreement; 0.16%
	dated 04/30/12 maturing 05/01/12
	(collateralized by US Government
	Securities; $6,323,802; 0.00% - 11.25%;
	dated 02/15/15 - 08/15/39)
	Investment in Joint Trading Account; Deutsche	12,097		12,097
	Bank Repurchase Agreement; 0.20% dated
	04/30/12 maturing 05/01/12 (collateralized
	by US Government Securities;
	$12,339,126; 0.00% - 8.20%; dated
	05/01/12 - 07/15/37)

See accompanying notes

Schedule of Investments MidCap Growth Fund April 30, 2012 (unaudited)

COMMON STOCKS - 97.19%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Aerospace & Defense - 2.27%					Healthcare - Products (continued)
BE Aerospace Inc (a)	52,775		$2,482		Intuitive Surgical Inc (a)	2,695		$1,558
								$4,571

Airlines - 0.60%					Healthcare - Services - 2.09%
Delta Air Lines Inc (a)	60,105		659		Humana Inc	28,300		2,283

Apparel - 2.48%					Home Builders - 1.61%
Under Armour Inc (a)	27,729		2,715		Lennar Corp	63,410		1,759

Automobile Parts & Equipment - 2.05%					Internet - 5.44%
Delphi Automotive PLC (a)	34,630		1,063		Expedia Inc	60,130		2,563
Tenneco Inc (a)	38,240		1,179		IAC/InterActiveCorp	47,231		2,274
			$2,242		TripAdvisor Inc (a)	29,821		1,119

Banks - 1.42%								$5,956
Fifth Third Bancorp	108,985		1,551		Leisure Products & Services - 4.19%
					Brunswick Corp/DE	98,859		2,599
Biotechnology - 3.32%					Polaris Industries Inc	24,970		1,984
Alexion Pharmaceuticals Inc (a)	24,305		2,195					$4,583
Regeneron Pharmaceuticals Inc (a)	10,680		1,445		Machinery - Diversified - 1.00%
			$3,640		Cummins Inc	9,445		1,094
Building Materials - 3.57%
Owens Corning Inc (a)	45,540		1,564		Media - 0.94%
USG Corp (a)	130,030		2,347		Sirius XM Radio Inc (a)	456,960		1,033
			$3,911

Chemicals - 1.83%					Mining - 1.11%
Eastman Chemical Co	37,220		2,009		Yamana Gold Inc	83,055		1,221

Commercial Services - 3.70%					Miscellaneous Manufacturing - 0.98%
Alliance Data Systems Corp (a)	15,592		2,003		Hexcel Corp (a)	39,100		1,071
Gartner Inc (a)	34,518		1,512
Total System Services Inc	22,700		534		Oil & Gas - 4.12%
			$4,049		Concho Resources Inc (a)	18,105		1,940
Computers - 2.24%					Pioneer Natural Resources Co	10,210		1,182
Teradata Corp (a)	35,140		2,452		Range Resources Corp	20,800		1,387
								$4,509

Cosmetics & Personal Care - 1.08%					Pharmaceuticals - 4.67%
Estee Lauder Cos Inc/The	18,139		1,185		Mead Johnson Nutrition Co	13,420		1,148
					Perrigo Co	16,195		1,699
					SXC Health Solutions Corp (a)	6,800		616
Diversified Financial Services - 4.22%					Valeant Pharmaceuticals International Inc (a)	29,680		1,651
Discover Financial Services	72,905		2,471
Raymond James Financial Inc	58,760		2,152					$5,114
			$4,623		Retail - 13.41%
					Buffalo Wild Wings Inc (a)	21,580		1,810
Electronics - 3.66%
FEI Co (a)	49,094		2,463		Foot Locker Inc	57,125		1,747
					Genesco Inc (a)	36,660		2,750
Trimble Navigation Ltd (a)	28,430		1,539
					GNC Holdings Inc	69,914		2,731
			$4,002		Michael Kors Holdings Ltd (a)	51,859		2,368
Engineering & Construction - 2.55%					Panera Bread Co (a)	10,063		1,589
Chicago Bridge & Iron Co NV	62,890		2,794		Ulta Salon Cosmetics & Fragrance Inc	19,102		1,684
								$14,679

Entertainment - 1.59%					Semiconductors - 4.54%
Penn National Gaming Inc (a)	11,900		535		Avago Technologies Ltd	67,665		2,333
Six Flags Entertainment Corp	25,159		1,206		Cree Inc (a)	44,230		1,367
			$1,741		Lam Research Corp (a)	30,455		1,268

Food - 1.48%								$4,968
Whole Foods Market Inc	19,518		1,621		Software - 6.24%
					Citrix Systems Inc (a)	36,393		3,115
					Salesforce.com Inc (a)	17,175		2,675
Hand & Machine Tools - 0.96%					VeriFone Systems Inc (a)	21,850		1,041
Kennametal Inc	24,905		1,052					$6,831

Healthcare - Products - 4.18%					Telecommunications - 1.63%
					SBA Communications Corp (a)	33,210		1,785
Align Technology Inc (a)	17,400		552
Cooper Cos Inc/The	27,910		2,461

See accompanying notes

			Schedule of Investments
			MidCap Growth Fund
			April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Transportation - 2.02%
Kansas City Southern	28,675		$2,209

TOTAL COMMON STOCKS			$106,394
	Maturity
REPURCHASE AGREEMENTS - 1.47%	Amount (000's)	Value	(000	's)

Banks- 1.47%
Investment in Joint Trading Account; Credit	$341		$341
Suisse Repurchase Agreement; 0.16%
dated 04/30/12 maturing 05/01/12
(collateralized by US Government
Securities; $348,287; 0.00% - 11.25%;
dated 02/15/15 - 08/15/39)
Investment in Joint Trading Account; Deutsche	666		666
Bank Repurchase Agreement; 0.20% dated
04/30/12 maturing 05/01/12 (collateralized
by US Government Securities; $679,585;
0.00% - 8.20%; dated 05/01/12 - 07/15/37)
Investment in Joint Trading Account; JP	250		250
Morgan Repurchase Agreement; 0.18%
dated 04/30/12 maturing 05/01/12
(collateralized by US Government
Securities; $254,845; 0.00% - 8.38%; dated
02/08/13 - 04/23/32)
Investment in Joint Trading Account; Merrill	357		357
Lynch Repurchase Agreement; 0.17%
dated 04/30/12 maturing 05/01/12
(collateralized by US Government Security;
$363,69; 1.50%; dated 07/31/16)2
			$1,614
TOTAL REPURCHASE AGREEMENTS			$1,614
Total Investments			$108,008
Other Assets in Excess of Liabilities, Net - 1.34%			$1,463
TOTAL NET ASSETS - 100.00%			$109,471

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$16,216
Unrealized Depreciation	(1,167)
Net Unrealized Appreciation (Depreciation)	$15,049
Cost for federal income tax purposes	$92,959

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Cyclical	25 .93%
Consumer, Non-cyclical	20 .52%
Industrial	17 .01%
Technology	13 .02%
Communications	8.01%
Financial	7.11%
Energy	4.12%
Basic Materials	2.94%
Other Assets in Excess of Liabilities, Net	1.34%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
April 30, 2012 (unaudited)

COMMON STOCKS - 96.39%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.20%					Chemicals - 4.85%
Interpublic Group of Cos Inc/The	47,480		$561		Airgas Inc	75,971		$6,962
Omnicom Group Inc	50,401		2,586		Albemarle Corp	16,091		1,051
			$3,147		Celanese Corp	27,415		1,328
					CF Industries Holdings Inc	55,236		10,664
Aerospace & Defense - 0.72%					Chemtura Corp (a)	24,131		411
Alliant Techsystems Inc	620		33		Eastman Chemical Co	133,207		7,189
BE Aerospace Inc (a)	16,566		779
					Ecolab Inc	47,660		3,035
Goodrich Corp	9,461		1,187		FMC Corp	13,281		1,467
Rockwell Collins Inc	27,102		1,515		Huntsman Corp	10,525		149
TransDigm Group Inc (a)	9,258		1,167
					International Flavors & Fragrances Inc	12,687		764
Triumph Group Inc	106,250		6,675		Kronos Worldwide Inc	5,953		141
			$11,356		PPG Industries Inc	198,269		20,865
Agriculture - 0.24%					Rockwood Holdings Inc (a)	88,732		4,910
Bunge Ltd	58,982		3,804		Sherwin-Williams Co/The	54,236		6,524
					Sigma-Aldrich Corp	21,971		1,558
					Valspar Corp	65,319		3,341
Airlines - 0.77%					Westlake Chemical Corp	1,153		74
Alaska Air Group Inc (a)	83,500		2,822		WR Grace & Co (a)	94,572		5,638
Copa Holdings SA	6,903		561					$76,071
Delta Air Lines Inc (a)	91,749		1,006
Southwest Airlines Co	38,067		315		Coal - 0.82%
United Continental Holdings Inc (a)	336,344		7,373		Arch Coal Inc	6,251		61
			$12,077		Consol Energy Inc	41,471		1,379
					Peabody Energy Corp	345,400		10,745
Apparel - 1.48%					Walter Energy Inc	9,896		656
Coach Inc	118,470		8,667					$12,841
Deckers Outdoor Corp (a)	10,642		543
Hanesbrands Inc (a)	26,410		745		Commercial Services - 3.77%
Ralph Lauren Corp	77,448		13,342		Aaron's Inc	15,042		409
			$23,297		Alliance Data Systems Corp (a)	30,942		3,975
					Apollo Group Inc (a)	84,046		2,961
Automobile Manufacturers - 0.21%					Booz Allen Hamilton Holding Corp	59,926		1,025
Navistar International Corp (a)	97,242		3,301		Bridgepoint Education Inc (a)	47,700		1,028
					Brink's Co/The	44,400		1,128
Automobile Parts & Equipment - 0.69%					DeVry Inc	15,279		491
BorgWarner Inc (a)	121,502		9,604		Equifax Inc	141,364		6,478
Delphi Automotive PLC (a)	13,023		399		FleetCor Technologies Inc (a)	13,143		520
WABCO Holdings Inc (a)	12,498		788		Gartner Inc (a)	110,924		4,858
			$10,791		Global Payments Inc	92,430		4,291
					Green Dot Corp (a)	75,783		2,000
Banks - 1.08%					H&R Block Inc	49,037		721
East West Bancorp Inc	263,600		6,002		Iron Mountain Inc	102,606		3,116
First Republic Bank/CA (a)	163,280		5,393		ITT Educational Services Inc (a)	7,285		481
Signature Bank/New York NY (a)	71,310		4,684		Lender Processing Services Inc	23,595		626
SVB Financial Group (a)	14,300		917		Manpower Inc	138,520		5,901
			$16,996		Moody's Corp	34,887		1,429
Beverages - 1.80%					Morningstar Inc	6,817		393
Brown-Forman Corp	13,628		1,177		Paychex Inc	54,659		1,693
Coca-Cola Enterprises Inc	159,408		4,802		Robert Half International Inc	63,988		1,907
Dr Pepper Snapple Group Inc	87,269		3,541		SAIC Inc	252,000		3,064
Green Mountain Coffee Roasters Inc (a)	19,151		934		SEI Investments Co	39,822		804
					Team Health Holdings Inc (a)	38,200		823
Monster Beverage Corp (a)	274,208		17,812
					Towers Watson & Co	77,178		5,047
			$28,266		Verisk Analytics Inc (a)	18,058		884
Biotechnology - 2.31%					VistaPrint NV (a)	10,966		409
Alexion Pharmaceuticals Inc (a)	183,352		16,560		Weight Watchers International Inc	7,921		602
Charles River Laboratories International Inc (a)	20,500		728		Western Union Co/The	116,251		2,137
Cubist Pharmaceuticals Inc (a)	50,558		2,138					$59,201
Illumina Inc (a)	22,418		998
Life Technologies Corp (a)	4,249		197		Computers - 2.39%
					CACI International Inc (a)	28,780		1,759
Myriad Genetics Inc (a)	23,424		609
					Cadence Design Systems Inc (a)	385,476		4,498
Regeneron Pharmaceuticals Inc (a)	75,342		10,191
United Therapeutics Corp (a)	86,728		3,794		DST Systems Inc	1,338		75
					Fortinet Inc (a)	309,366		8,081
Vertex Pharmaceuticals Inc (a)	28,419		1,094
					IHS Inc (a)	7,701		778
			$36,309		MICROS Systems Inc (a)	75,450		4,288
Building Materials - 0.39%					NCR Corp (a)	219,738		5,164
Martin Marietta Materials Inc	5,885		488		Riverbed Technology Inc (a)	24,391		481
Masco Corp	55,823		736		SanDisk Corp (a)	272,410		10,082
Owens Corning Inc (a)	144,210		4,953		Synopsys Inc (a)	2,831		85
			$6,177		Teradata Corp (a)	31,036		2,166
								$37,457

See accompanying notes

Schedule of Investments MidCap Growth Fund III April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)		COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Consumer Products - 0.33%						Environmental Control (continued)
Church & Dwight Co Inc	15,955		$810			Waste Connections Inc	27,825		$897
Tupperware Brands Corp	69,791		4,348						$7,759

			$5,158			Food - 1.79%
Cosmetics & Personal Care - 0.09%						Campbell Soup Co	26,388		893
Avon Products Inc	67,060		1,448			ConAgra Foods Inc	14,075		363
						Hain Celestial Group Inc (a)	103,730		4,906
Distribution& Wholesale - 1.19%						Hershey Co/The	18,012		1,207

Arrow Electronics Inc (a)	4,450		187			HJ Heinz Co	36,132		1,926
Fastenal Co	46,854		2,194			Hormel Foods Corp	19,912		579

Fossil Inc (a)	9,381		1,226			McCormick & Co Inc/MD	14,304		800
Genuine Parts Co	11,734		760			Sara Lee Corp	75,704		1,669
LKQ Corp (a)	26,155		875			Whole Foods Market Inc	190,422		15,818
WESCO International Inc (a)	5,557		369						$28,161
WW Grainger Inc	62,674		13,024			Forest Products & Paper - 0.05%
			$18,635			International Paper Co	25,323		844

Diversified Financial Services - 2.56%
Affiliated Managers Group Inc (a)	105,915		12,034			Hand & Machine Tools - 0.58%
CBOE Holdings Inc	14,397		381			Kennametal Inc	2,678		113
Discover Financial Services	141,453		4,795			Lincoln Electric Holdings Inc	14,150		693
Eaton Vance Corp	32,447		853			Snap-on Inc	2,878		180
Federated Investors Inc	20,002		442			Stanley Black & Decker Inc	111,220		8,137
IntercontinentalExchange Inc (a)	90,568		12,049						$9,123
LPL Investment Holdings Inc	8,074		290
NASDAQ OMX Group Inc/The	25,005		614			Healthcare - Products - 3.52%
						Bruker BioSciences Corp (a)	23,318		351
NYSE Euronext	22,101		569			CareFusion Corp (a)	19,107		495
T Rowe Price Group Inc	46,335		2,925			Cepheid Inc (a)	100,070		3,844
TD Ameritrade Holding Corp	236,661		4,447
Waddell & Reed Financial Inc	23,590		754			Cooper Cos Inc/The	3,410		301
			$40,153			CR Bard Inc	63,184		6,253
						Edwards Lifesciences Corp (a)	20,744		1,721
Electric - 0.38%						Gen-Probe Inc (a)	66,184		5,397
ITC Holdings Corp	50,039		3,876			Henry Schein Inc (a)	9,048		694
National Fuel Gas Co	45,435		2,150			Hill-Rom Holdings Inc	15,635		507
			$6,026			Hospira Inc (a)	21,942		771
						IDEXX Laboratories Inc (a)	55,344		4,866
Electrical Components & Equipment - 0.15%						Intuitive Surgical Inc (a)	37,892		21,909
AMETEK Inc	29,791		1,500			Patterson Cos Inc	10,122		345
Generac Holdings Inc (a)	34,600		833
						ResMed Inc (a)	26,252		893
			$2,333			Sirona Dental Systems Inc (a)	15,234		770
Electronics - 1.92%						Techne Corp	10,383		695
Agilent Technologies Inc	427,014		18,011			Thoratec Corp (a)	119,054		4,144
Amphenol Corp	29,992		1,744			Varian Medical Systems Inc (a)	21,198		1,344
FLIR Systems Inc	27,879		626						$55,300
Garmin Ltd	2,037		96			Healthcare - Services - 2.01%
Gentex Corp/MI	22,676		498			AMERIGROUP Corp (a)	15,600		964
Jabil Circuit Inc	27,762		651			Centene Corp (a)	67,000		2,653
Mettler-Toledo International Inc (a)	5,803		1,041
						Covance Inc (a)	87,494		4,091
Thomas & Betts Corp (a)	3,466		249
						DaVita Inc (a)	17,387		1,540
Trimble Navigation Ltd (a)	19,115		1,035
						Health Management Associates Inc (a)	69,167		498
Waters Corp (a)	72,666		6,112
						Laboratory Corp of America Holdings (a)	65,725		5,777
			$30,063			Lincare Holdings Inc	24,287		593
Engineering & Construction - 1.14%						Mednax Inc (a)	13,459		945
AECOM Technology Corp (a)	29,289		646			Molina Healthcare Inc (a)	86,796		2,226
Chicago Bridge & Iron Co NV	15,774		701			Quest Diagnostics Inc	26,127		1,507
Fluor Corp	87,484		5,052			Universal Health Services Inc	135,693		5,795
KBR Inc	319,465		10,817			WellCare Health Plans Inc (a)	80,497		4,925
McDermott International Inc (a)	53,959		610						$31,514
			$17,826			Home Furnishings - 0.27%
Entertainment - 0.23%						Harman International Industries Inc	71,423		3,541
Bally Technologies Inc (a)	11,225		545			Tempur-Pedic International Inc (a)	11,529		679
Dolby Laboratories Inc (a)	14,509		569						$4,220
International Game Technology	152,018		2,368			Insurance - 0.15%
Regal Entertainment Group	7,398		101			Erie Indemnity Co	7,557		581
			$3,583			Validus Holdings Ltd	52,719		1,714
Environmental Control - 0.49%									$2,295
Clean Harbors Inc (a)	83,370		5,689
Stericycle Inc (a)	13,550		1,173			Internet - 3.52%
						Equinix Inc (a)	30,841		5,064
See accompanying notes					283

Schedule of Investments
MidCap Growth Fund III
April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Internet (continued)					Miscellaneous Manufacturing (continued)
Expedia Inc	15,536		$662		Donaldson Co Inc	27,540		$955
F5 Networks Inc (a)	111,731		14,964		Dover Corp	26,890		1,685
LinkedIn Corp (a)	86,030		9,330		Eaton Corp	23,954		1,154
Liquidity Services Inc (a)	48,970		2,612		Hexcel Corp (a)	245,520		6,722
Netflix Inc (a)	10,002		802		Ingersoll-Rand PLC	126,426		5,376
Rackspace Hosting Inc (a)	18,947		1,101		Pall Corp	18,447		1,100
Shutterfly Inc (a)	215,300		6,700		Parker Hannifin Corp	11,246		986
TIBCO Software Inc (a)	387,961		12,764		SPX Corp	41,200		3,163
VeriSign Inc	29,246		1,202		Textron Inc	159,088		4,238
			$55,201					$36,660

Iron & Steel - 0.91%					Oil & Gas - 5.61%
Allegheny Technologies Inc	108,737		4,669		Atwood Oceanics Inc (a)	4,423		196
Carpenter Technology Corp	44,510		2,477		Berry Petroleum Co	29,800		1,357
Cliffs Natural Resources Inc	103,802		6,463		Cabot Oil & Gas Corp	288,203		10,128
Reliance Steel & Aluminum Co	2,968		166		Cimarex Energy Co	6,263		433
Steel Dynamics Inc	43,533		556		Concho Resources Inc (a)	170,980		18,326
			$14,331		Denbury Resources Inc (a)	61,258		1,166
					Diamond Offshore Drilling Inc	8,875		608
Leisure Products & Services - 1.08%					EQT Corp	85,409		4,255
Harley-Davidson Inc	216,270		11,318		Forest Oil Corp (a)	24,410		325
Polaris Industries Inc	70,207		5,577		Helmerich & Payne Inc	68,067		3,498
			$16,895		HollyFrontier Corp	139,920		4,312
Lodging - 2.73%					Murphy Oil Corp	64,285		3,533
Choice Hotels International Inc	22,462		845		Noble Energy Inc	47,819		4,749
Marriott International Inc/DE	116,589		4,558		Patterson-UTI Energy Inc	136,698		2,211
MGM Resorts International (a)	501,250		6,727		Pioneer Natural Resources Co	17,326		2,007
Starwood Hotels & Resorts Worldwide Inc	309,349		18,313		Plains Exploration & Production Co (a)	117,790		4,812
Wynn Resorts Ltd	92,624		12,356		QEP Resources Inc	25,390		782
			$42,799		Quicksilver Resources Inc (a)	2,274		11
					Range Resources Corp	105,151		7,010
Machinery - Construction & Mining - 0.74%					Rowan Cos Inc (a)	140,880		4,865
Joy Global Inc	163,132		11,545		SandRidge Energy Inc (a)	112,812		901
					SM Energy Co	138,142		9,133
					Ultra Petroleum Corp (a)	42,078		831
Machinery - Diversified - 1.69%
Babcock & Wilcox Co/The (a)	140,513		3,457		Western Refining Inc	72,500		1,381
					Whiting Petroleum Corp (a)	21,476		1,228
Flowserve Corp	9,411		1,082
Gardner Denver Inc	14,391		937					$88,058
IDEX Corp	20,288		879		Oil & Gas Services - 2.44%
Nordson Corp	73,134		3,941		Cameron International Corp (a)	216,192		11,080
Rockwell Automation Inc	26,733		2,067		Core Laboratories NV	7,109		974
Roper Industries Inc	87,447		8,911		Dresser-Rand Group Inc (a)	77,157		3,756
Wabtec Corp/DE	60,944		4,741		FMC Technologies Inc (a)	250,339		11,766
Zebra Technologies Corp (a)	14,927		579
					Oceaneering International Inc	19,835		1,024
			$26,594		Oil States International Inc (a)	11,852		943
					Superior Energy Services Inc (a)	161,159		4,338
Media - 2.18%					Weatherford International Ltd/Switzerland (a)	307,880		4,394
Cablevision Systems Corp	121,913		1,807
Discovery Communications Inc - A Shares (a)	139,682		7,602					$38,275
DISH Network Corp	139,647		4,464		Packaging & Containers - 1.15%
FactSet Research Systems Inc	8,778		920		Ball Corp	28,157		1,176
John Wiley & Sons Inc	12,724		575		Crown Holdings Inc (a)	206,760		7,646
Liberty Global Inc - A Shares (a)	125,492		6,251
					Packaging Corp of America	147,968		4,319
McGraw-Hill Cos Inc/The	128,439		6,316		Rock-Tenn Co	55,021		3,430
Nielsen Holdings NV (a)	131,766		3,850
					Silgan Holdings Inc	34,065		1,494
Scripps Networks Interactive Inc	15,923		800					$18,065
Sirius XM Radio Inc (a)	713,033		1,611
			$34,196		Pharmaceuticals - 3.06%
					AmerisourceBergen Corp	46,730		1,739
Metal Fabrication & Hardware - 0.10%					Auxilium Pharmaceuticals Inc (a)	37,311		669
Timken Co	13,669		773		BioMarin Pharmaceutical Inc (a)	17,288		600
Valmont Industries Inc	6,352		787		Endo Pharmaceuticals Holdings Inc (a)	21,081		741
			$1,560		Herbalife Ltd	22,983		1,616
Mining - 0.29%					Mead Johnson Nutrition Co	94,445		8,081
					Medivation Inc (a)	65,440		5,293
Compass Minerals International Inc	51,981		3,978		Mylan Inc/PA (a)	63,149		1,371
Royal Gold Inc	9,344		579
			$4,557		Perrigo Co	89,704		9,410
					Pharmacyclics Inc (a)	27,500		758
Miscellaneous Manufacturing - 2.34%					SXC Health Solutions Corp (a)	117,750		10,665
Carlisle Cos Inc	1,371		75		Warner Chilcott PLC (a)	251,740		5,475
Cooper Industries PLC	179,098		11,206

See accompanying notes

Schedule of Investments MidCap Growth Fund III April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Pharmaceuticals (continued)					Semiconductors (continued)
Watson Pharmaceuticals Inc (a)	21,574		$1,626		Altera Corp	58,310		$2,074
			$48,044		Analog Devices Inc	54,222		2,113
					Atmel Corp (a)	74,762		663
Pipelines - 0.30%					Avago Technologies Ltd	333,718		11,507
El Paso Corp	129,277		3,836		Broadcom Corp (a)	394,360		14,434
ONEOK Inc	9,695		832		Cypress Semiconductor Corp (a)	42,214		654
			$4,668		Integrated Device Technology Inc (a)	148,982		1,009
Real Estate - 1.02%					Intersil Corp	70,291		721
CBRE Group Inc (a)	677,924		12,752		KLA-Tencor Corp	23,487		1,225
Jones Lang LaSalle Inc	40,570		3,243		Lam Research Corp (a)	351,225		14,628
			$15,995		Linear Technology Corp	41,211		1,348
					LSI Corp (a)	2,030,527		16,326
REITS - 1.37%					Maxim Integrated Products Inc	53,450		1,581
Apartment Investment & Management Co	22,138		601		Microchip Technology Inc	30,269		1,070
Boston Properties Inc	36,530		3,955		NVIDIA Corp (a)	108,630		1,412
Camden Property Trust	42,158		2,852		NXP Semiconductor NV (a)	357,860		9,251
Digital Realty Trust Inc	19,158		1,439		OmniVision Technologies Inc (a)	59,950		1,104
Equity Residential	5,877		361		ON Semiconductor Corp (a)	1,919,483		15,855
Essex Property Trust Inc	22,158		3,500		PMC - Sierra Inc (a)	3,708		26
Extra Space Storage Inc	111,700		3,390		QLogic Corp (a)	23,356		403
Federal Realty Investment Trust	8,252		831		Rovi Corp (a)	84,300		2,411
Macerich Co/The	12,803		788		Silicon Laboratories Inc (a)	38,100		1,352
Plum Creek Timber Co Inc	17,125		720		Skyworks Solutions Inc (a)	33,031		896
Rayonier Inc	21,344		968		Teradyne Inc (a)	774,880		13,336
UDR Inc	4,515		119		Xilinx Inc	48,068		1,749
Ventas Inc	26,987		1,587					$117,938
Vornado Realty Trust	5,537		475		Software- 5.53%

			$21,586		Akamai Technologies Inc (a)	26,485		863
Retail - 10.11%					Allscripts Healthcare Solutions Inc (a)	42,186		467
Abercrombie & Fitch Co	62,999		3,161		ANSYS Inc (a)	16,881		1,132
Advance Auto Parts Inc	58,719		5,390		Autodesk Inc (a)	100,722		3,965
AutoNation Inc (a)	27,819		961		BMC Software Inc (a)	142,819		5,893
AutoZone Inc (a)	42,623		16,886		Broadridge Financial Solutions Inc	31,817		738
Bed Bath & Beyond Inc (a)	246,897		17,379		Cerner Corp (a)	140,081		11,359
Big Lots Inc (a)	6,160		226		Citrix Systems Inc (a)	228,184		19,535
Brinker International Inc	20,276		638		CommVault Systems Inc (a)	58,030		3,022
Chipotle Mexican Grill Inc (a)	13,339		5,524		Compuware Corp (a)	44,039		384
Copart Inc (a)	30,548		807		Dun & Bradstreet Corp/The	8,916		694
Darden Restaurants Inc	20,404		1,022		Electronic Arts Inc (a)	290,703		4,471
Dick's Sporting Goods Inc	89,584		4,533		Fiserv Inc (a)	134,601		9,461
Dollar General Corp (a)	27,256		1,294		Informatica Corp (a)	20,125		926
Dollar Tree Inc (a)	74,039		7,527		Intuit Inc	55,634		3,225
DSW Inc	69,298		3,898		MSCI Inc (a)	21,670		793
Dunkin' Brands Group Inc	65,800		2,130		NetSuite Inc (a)	37,700		1,673
Family Dollar Stores Inc	199,989		13,509		Nuance Communications Inc (a)	37,137		908
GNC Holdings Inc	121,750		4,756		Red Hat Inc (a)	35,491		2,116
Guess? Inc	231,518		6,779		Salesforce.com Inc (a)	55,990		8,719
Ltd Brands Inc	110,331		5,484		VeriFone Systems Inc (a)	135,802		6,470
Lululemon Athletica Inc (a)	79,101		5,865					$86,814
Macy's Inc	14,425		592
MSC Industrial Direct Co Inc	8,277		610		Telecommunications - 2.07%
Nordstrom Inc	286,262		15,991		Ciena Corp (a)	213,900		3,170
O'Reilly Automotive Inc (a)	23,008		2,426		Comverse Technology Inc (a)	356,900		2,302
Panera Bread Co (a)	32,501		5,132		Crown Castle International Corp (a)	54,359		3,077
PetSmart Inc	20,330		1,184		Harris Corp	8,716		397
PVH Corp	2,431		216		JDS Uniphase Corp (a)	653,150		7,936
Ross Stores Inc	134,036		8,255		Juniper Networks Inc (a)	216,930		4,649
Sally Beauty Holdings Inc (a)	24,026		639		MetroPCS Communications Inc (a)	433,357		3,164
Tiffany & Co	19,908		1,363		NeuStar Inc (a)	18,555		674
Tractor Supply Co	64,552		6,353		NII Holdings Inc (a)	40,685		569
Ulta Salon Cosmetics & Fragrance Inc	55,615		4,904		Polycom Inc (a)	243,956		3,237
Williams-Sonoma Inc	83,243		3,220		SBA Communications Corp (a)	17,889		961
					tw telecom inc (a)	35,195		767
			$158,654
					Virgin Media Inc	44,337		1,089
Savings & Loans - 0.02%					Windstream Corp	51,488		579
Hudson City Bancorp Inc	13,333		94					$32,571
People's United Financial Inc	19,237		238
			$332		Toys, Games & Hobbies - 0.15%
					Hasbro Inc	20,674		759
Semiconductors - 7.51%					Mattel Inc	46,302		1,556
Advanced Micro Devices Inc (a)	107,314		790					$2,315

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
April 30, 2012 (unaudited)

					Portfolio Summary (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	Sector	Percent
					Consumer, Non-cyclical	18 .92%
Transportation - 1.89%					Consumer, Cyclical	18 .91%
CH Robinson Worldwide Inc	26,309		$1,572		Technology	15 .43%
Con-way Inc	100,200		3,257		Industrial	13 .30%
Expeditors International of Washington Inc	260,558		10,423		Financial	9.84%
Genesee & Wyoming Inc (a)	114,160		6,154		Energy	9.17%
Gulfmark Offshore Inc (a)	9,600		462		Communications	7.97%
JB Hunt Transport Services Inc	14,243		788		Basic Materials	6.10%
Kansas City Southern	13,079		1,007		Utilities	0.39%
Kirby Corp (a)	10,475		695		Liabilities in Excess of Other Assets, Net	(0.03)%
Landstar System Inc	52,102		2,791		TOTAL NET ASSETS	100.00%
Tidewater Inc	913		50
UTI Worldwide Inc	98,400		1,640
Werner Enterprises Inc	34,700		820
			$29,659

Water- 0.01%
Aqua America Inc	3,917		89

TOTAL COMMON STOCKS			$1,512,933
	Maturity
REPURCHASE AGREEMENTS - 3.64%	Amount (000's)	Value	(000	's)

Banks- 3.64%
Investment in Joint Trading Account; Credit	$12,094		$12,093
Suisse Repurchase Agreement; 0.16%
dated 04/30/12 maturing 05/01/12
(collateralized by US Government
Securities; $12,335,387; 0.00% - 11.25%;
dated 02/15/15 - 08/15/39)
Investment in Joint Trading Account; Deutsche	23,597		23,597
Bank Repurchase Agreement; 0.20% dated
04/30/12 maturing 05/01/12 (collateralized
by US Government Securities;
$24,069,049; 0.00% - 8.20%; dated
05/01/12 - 07/15/37)
Investment in Joint Trading Account; JP	8,849		8,849
Morgan Repurchase Agreement; 0.18%
dated 04/30/12 maturing 05/01/12
(collateralized by US Government
Securities; $9,025,893; 0.00% - 8.38%;
dated 02/08/13 - 04/23/32)
Investment in Joint Trading Account; Merrill	12,628		12,629
Lynch Repurchase Agreement; 0.17%
dated 04/30/12 maturing 05/01/12
(collateralized by US Government Security;
$12,880,972; 1.50%; dated 07/31/16)
			$57,168
TOTAL REPURCHASE AGREEMENTS			$57,168
Total Investments			$1,570,101
Liabilities in Excess of Other Assets, Net - (0.03)%			$(427)
TOTAL NET ASSETS - 100.00%			$1,569,674

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$278,092
Unrealized Depreciation	(43,376)
Net Unrealized Appreciation (Depreciation)	$234,716
Cost for federal income tax purposes	$1,335,385

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
April 30, 2012 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
S&P Mid 400 Emini; June 2012	Long	641	$62,668	$63,433	$765
Total					$765
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
MidCap S&P 400 Index Fund
April 30, 2012 (unaudited)

COMMON STOCKS - 97.78%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.15%					Building Materials (continued)
Lamar Advertising Co (a)	25,956		$826		Martin Marietta Materials Inc	20,200		$1,674
								$4,790

Aerospace & Defense - 1.12%					Chemicals - 2.74%
Alliant Techsystems Inc	14,615		779		Albemarle Corp	39,376		2,571
BE Aerospace Inc (a)	46,011		2,164		Ashland Inc	34,669		2,284
Esterline Technologies Corp (a)	13,571		930		Cabot Corp	27,916		1,204
Exelis Inc	81,802		943		Cytec Industries Inc	20,285		1,289
Triumph Group Inc	19,104		1,200		Intrepid Potash Inc (a)	23,308		579
			$6,016		Minerals Technologies Inc	7,850		527
					NewMarket Corp	4,688		1,046
Agriculture - 0.09%					Olin Corp	35,444		743
Universal Corp/VA	10,291		472		RPM International Inc	58,113		1,544
					Sensient Technologies Corp	22,262		827
Airlines - 0.28%					Valspar Corp	41,322		2,114
Alaska Air Group Inc (a)	31,392		1,061					$14,728
JetBlue Airways Corp (a)	91,004		432
			$1,493		Coal - 0.22%
					Arch Coal Inc	94,432		922
Apparel - 1.09%					Patriot Coal Corp (a)	41,140		240
Carter's Inc (a)	22,681		1,232					$1,162
Deckers Outdoor Corp (a)	17,131		874
Hanesbrands Inc (a)	43,190		1,219		Commercial Services - 5.09%
Under Armour Inc (a)	16,272		1,593		Aaron's Inc	33,661		915
					Alliance Data Systems Corp (a)	22,156		2,847
Warnaco Group Inc/The (a)	17,884		947
			$5,865		Brink's Co/The	20,752		527
					Convergys Corp	51,296		686
Automobile Manufacturers - 0.17%					CoreLogic Inc/United States (a)	47,170		788
Oshkosh Corp (a)	40,529		925		Corporate Executive Board Co	14,751		610
					Corrections Corp of America	44,070		1,273
					Deluxe Corp	22,550		537
Banks - 3.78%					FTI Consulting Inc (a)	18,419		669
Associated Banc-Corp	77,028		1,027		Gartner Inc (a)	41,337		1,811
BancorpSouth Inc	36,374		490		Global Payments Inc	34,692		1,611
Bank of Hawaii Corp	20,324		994		HMS Holdings Corp (a)	38,069		916
Cathay General Bancorp	34,824		600		ITT Educational Services Inc (a)	8,690		574
City National Corp/CA	20,730		1,104		Korn/Ferry International (a)	21,148		342
Commerce Bancshares Inc/MO	35,054		1,406		Lender Processing Services Inc	37,373		992
Cullen/Frost Bankers Inc	27,131		1,600
East West Bancorp Inc	65,824		1,499		Manpower Inc	35,480		1,511
					Matthews International Corp	12,559		377
FirstMerit Corp	48,354		812		Monster Worldwide Inc (a)	54,497		470
Fulton Financial Corp	88,681		930
Hancock Holding Co	37,521		1,207		Rent-A-Center Inc/TX	26,254		898
					Rollins Inc	28,610		608
International Bancshares Corp	23,531		464		SEI Investments Co	64,110		1,294
Prosperity Bancshares Inc	20,912		976
Signature Bank/New York NY (a)	20,442		1,343		Service Corp International/US	98,076		1,136
SVB Financial Group (a)	19,319		1,238		Sotheby's	29,886		1,175
Synovus Financial Corp	350,756		737		Strayer Education Inc	5,052		498
					Towers Watson & Co	22,410		1,466
TCF Financial Corp	69,969		802		United Rentals Inc (a)	27,852		1,300
Trustmark Corp	28,424		723		Valassis Communications Inc (a)	18,909		378
Valley National Bancorp	83,051		1,046		Wright Express Corp (a)	17,093		1,091
Webster Financial Corp	32,552		740
Westamerica Bancorporation	12,433		570					$27,300
			$20,308		Computers - 2.27%
					Cadence Design Systems Inc (a)	121,297		1,415
Beverages - 1.34%
Green Mountain Coffee Roasters Inc (a)	57,590		2,808		Diebold Inc	27,677		1,092
Monster Beverage Corp (a)	67,139		4,361		DST Systems Inc	14,865		832
					Jack Henry & Associates Inc	38,417		1,305
			$7,169		Mentor Graphics Corp (a)	41,178		595
Biotechnology - 2.03%					MICROS Systems Inc (a)	35,387		2,011
Bio-Rad Laboratories Inc (a)	8,740		944		NCR Corp (a)	70,084		1,647
Charles River Laboratories International Inc (a)	21,644		769		Riverbed Technology Inc (a)	69,739		1,376
Regeneron Pharmaceuticals Inc (a)	33,714		4,560		Synopsys Inc (a)	64,549		1,937
United Therapeutics Corp (a)	23,742		1,039					$12,210
Vertex Pharmaceuticals Inc (a)	93,122		3,583
					Consumer Products - 1.12%
			$10,895		American Greetings Corp	16,964		271
Building Materials - 0.89%					Church & Dwight Co Inc	63,044		3,203
Fortune Brands Home & Security Inc (a)	69,892		1,589		Scotts Miracle-Gro Co/The	19,120		1,002
Lennox International Inc	22,516		977		Tupperware Brands Corp	24,851		1,548
Louisiana-Pacific Corp (a)	60,716		550					$6,024

See accompanying notes

     Schedule of Investments MidCap S&P 400 Index Fund April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Distribution & Wholesale - 1.36%					Environmental Control (continued)
Arrow Electronics Inc (a)	49,541		$2,083		Waste Connections Inc	54,561		$1,759
Ingram Micro Inc (a)	66,452		1,293					$3,769
LKQ Corp (a)	65,199		2,181
Owens & Minor Inc	28,133		823		Food - 1.55%
Watsco Inc	12,573		905		Corn Products International Inc	33,736		1,925
			$7,285		Flowers Foods Inc	49,977		1,072
					Harris Teeter Supermarkets Inc	21,824		829
Diversified Financial Services - 1.92%					Lancaster Colony Corp	8,809		574
Affiliated Managers Group Inc (a)	23,709		2,694		Post Holdings Inc (a)	12,219		363
CBOE Holdings Inc	39,301		1,039		Ralcorp Holdings Inc (a)	24,445		1,780
Eaton Vance Corp	51,190		1,346		Smithfield Foods Inc (a)	71,260		1,494
Greenhill & Co Inc	12,802		497		Tootsie Roll Industries Inc	11,260		268
Janus Capital Group Inc	83,410		632					$8,305
Jefferies Group Inc	66,565		1,061
Raymond James Financial Inc	49,366		1,808		Forest Products & Paper - 0.26%
Waddell & Reed Financial Inc	37,892		1,212		Domtar Corp	16,272		1,423
			$10,289
					Gas - 1.17%
Electric - 3.21%					Atmos Energy Corp	39,943		1,301
Alliant Energy Corp	49,152		2,223		Questar Corp	78,776		1,556
Black Hills Corp	19,449		642		UGI Corp	49,642		1,449
Cleco Corp	26,930		1,099
Great Plains Energy Inc	60,283		1,231		Vectren Corp	36,275		1,068
Hawaiian Electric Industries Inc	42,570		1,130		WGL Holdings Inc	22,800		915
IDACORP Inc	22,113		901					$6,289
MDU Resources Group Inc	83,596		1,918		Hand & Machine Tools - 0.85%
National Fuel Gas Co	36,779		1,740		Kennametal Inc	35,309		1,491
NV Energy Inc	104,485		1,740		Lincoln Electric Holdings Inc	37,082		1,817
OGE Energy Corp	43,420		2,343		Regal-Beloit Corp	18,428		1,247
PNM Resources Inc	35,265		661					$4,555
Westar Energy Inc	55,801		1,601
			$17,229		Healthcare - Products - 3.44%
					Cooper Cos Inc/The	21,111		1,861
Electrical Components & Equipment - 1.76%					Gen-Probe Inc (a)	20,024		1,633
Acuity Brands Inc	18,642		1,036		Henry Schein Inc (a)	39,746		3,050
AMETEK Inc	71,054		3,576		Hill-Rom Holdings Inc	27,416		890
Energizer Holdings Inc (a)	29,197		2,083		Hologic Inc (a)	116,782		2,233
General Cable Corp (a)	22,032		649		IDEXX Laboratories Inc (a)	24,374		2,143
Hubbell Inc	26,389		2,117		Masimo Corp (a)	25,792		571
			$9,461		ResMed Inc (a)	63,835		2,171
					STERIS Corp	25,519		802
Electronics - 2.90%					Techne Corp	16,320		1,092
Avnet Inc (a)	64,218		2,317		Teleflex Inc	18,042		1,131
Gentex Corp/MI	63,789		1,401		Thoratec Corp (a)	25,869		900
Itron Inc (a)	17,633		719
Mettler-Toledo International Inc (a)	13,940		2,500					$18,477
National Instruments Corp	41,140		1,119		Healthcare - Services - 2.21%
Tech Data Corp (a)	18,272		983		AMERIGROUP Corp (a)	21,302		1,316
Thomas & Betts Corp (a)	23,111		1,662		Community Health Systems Inc (a)	39,122		952
Trimble Navigation Ltd (a)	55,079		2,982		Covance Inc (a)	25,903		1,211
Vishay Intertechnology Inc (a)	69,602		781		Health Management Associates Inc (a)	112,646		811
Woodward Inc	26,591		1,106		Health Net Inc (a)	36,675		1,306
			$15,570		LifePoint Hospitals Inc (a)	21,409		835
					Lincare Holdings Inc	38,523		940
Engineering & Construction - 1.14%					Mednax Inc (a)	21,738		1,527
AECOM Technology Corp (a)	51,855		1,145
					Universal Health Services Inc	42,826		1,829
Granite Construction Inc	15,225		424		WellCare Health Plans Inc (a)	18,971		1,161
KBR Inc	65,536		2,219
Shaw Group Inc/The (a)	28,847		873					$11,888
URS Corp	35,244		1,456		Home Builders - 0.90%
			$6,117		KB Home	31,932		277
					MDC Holdings Inc	16,773		472
Entertainment - 0.58%					NVR Inc (a)	2,240		1,756
Bally Technologies Inc (a)	18,997		922
					Thor Industries Inc	19,424		657
Cinemark Holdings Inc	44,909		1,031		Toll Brothers Inc (a)	64,917		1,649
DreamWorks Animation SKG Inc (a)	31,623		570
International Speedway Corp	12,367		330					$4,811
Scientific Games Corp (a)	25,811		262		Insurance - 4.31%
			$3,115		Alleghany Corp (a)	6,428		2,204
					American Financial Group Inc/OH	33,806		1,316
Environmental Control - 0.70%					Arthur J Gallagher & Co	50,932		1,913
Clean Harbors Inc (a)	20,970		1,431		Aspen Insurance Holdings Ltd	31,331		887
Mine Safety Appliances Co	13,646		579		Brown & Brown Inc	51,408		1,387

See accompanying notes

     Schedule of Investments MidCap S&P 400 Index Fund April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Insurance (continued)					Miscellaneous Manufacturing (continued)
Everest Re Group Ltd	23,791		$2,358		CLARCOR Inc	22,253		$1,069
Fidelity National Financial Inc	98,097		1,890		Crane Co	21,484		948
First American Financial Corp	46,684		782		Donaldson Co Inc	65,934		2,285
Hanover Insurance Group Inc/The	19,926		804		Harsco Corp	35,654		795
HCC Insurance Holdings Inc	46,089		1,473		ITT Corp	42,015		944
Kemper Corp	22,183		665		Pentair Inc	43,664		1,892
Mercury General Corp	16,036		725		SPX Corp	22,686		1,742
Old Republic International Corp	114,813		1,142		Trinity Industries Inc	35,508		1,051
Protective Life Corp	36,164		1,058					$13,828
Reinsurance Group of America Inc	32,485		1,889
StanCorp Financial Group Inc	19,639		754		Office Furnishings - 0.18%
WR Berkley Corp	49,446		1,862		Herman Miller Inc	25,669		502
			$23,109		HNI Corp	19,870		479
								$981
Internet - 1.92%
AOL Inc (a)	41,962		1,051		Oil & Gas - 3.03%
					Atwood Oceanics Inc (a)	25,106		1,113
Equinix Inc (a)	20,657		3,392
					Bill Barrett Corp (a)	20,797		499
Rackspace Hosting Inc (a)	46,154		2,681
TIBCO Software Inc (a)	73,773		2,427		Cimarex Energy Co	37,943		2,622
ValueClick Inc (a)	35,568		753		Energen Corp	31,925		1,672
					Forest Oil Corp (a)	49,609		661
			$10,304		HollyFrontier Corp	92,193		2,841
Investment Companies - 0.12%					Northern Oil and Gas Inc (a)	28,105		546
Apollo Investment Corp	87,237		632		Patterson-UTI Energy Inc	68,444		1,107
					Plains Exploration & Production Co (a)	56,758		2,319
					Quicksilver Resources Inc (a)	52,386		246
Iron & Steel - 0.92%					SM Energy Co	28,385		1,877
Carpenter Technology Corp	19,464		1,083		Unit Corp (a)	18,370		776
Commercial Metals Co	51,177		757
Reliance Steel & Aluminum Co	33,224		1,857					$16,279
Steel Dynamics Inc	96,974		1,238		Oil & Gas Services - 1.96%
			$4,935		CARBO Ceramics Inc	8,790		739
					Dresser-Rand Group Inc (a)	33,455		1,629
Leisure Products & Services - 0.72%					Dril-Quip Inc (a)	15,322		1,033
Life Time Fitness Inc (a)	18,818		876
					Helix Energy Solutions Group Inc (a)	46,765		954
Polaris Industries Inc	30,308		2,408
WMS Industries Inc (a)	24,489		600		Oceaneering International Inc	47,831		2,469
					Oil States International Inc (a)	22,731		1,809
			$3,884		Superior Energy Services Inc (a)	69,771		1,878
Machinery - Construction & Mining - 0.20%								$10,511
Terex Corp (a)	48,612		1,101
					Packaging & Containers - 1.19%
					Greif Inc	13,595		729
Machinery - Diversified - 1.94%					Packaging Corp of America	42,726		1,247
AGCO Corp (a)	43,031		2,004		Rock-Tenn Co	31,255		1,948
Gardner Denver Inc	22,430		1,461		Silgan Holdings Inc	21,967		964
Graco Inc	26,497		1,412		Sonoco Products Co	44,514		1,475
IDEX Corp	37,103		1,607					$6,363
Nordson Corp	25,208		1,359
Wabtec Corp/DE	21,263		1,654		Pharmaceuticals - 1.38%
					Catalyst Health Solutions Inc (a)	22,245		1,921
Zebra Technologies Corp (a)	23,020		893
					Endo Pharmaceuticals Holdings Inc (a)	51,671		1,816
			$10,390		Medicis Pharmaceutical Corp	26,084		1,004
Media - 0.98%					Omnicare Inc	50,297		1,752
AMC Networks Inc (a)	25,452		1,082		VCA Antech Inc (a)	38,663		915
FactSet Research Systems Inc	19,973		2,094					$7,408
John Wiley & Sons Inc	20,844		942
Meredith Corp	16,458		474		Publicly Traded Investment Fund - 0.59%
New York Times Co/The (a)	53,681		339		iShares S&P MidCap 400 Index Fund	32,090		3,172
Scholastic Corp	11,136		340
			$5,271		Real Estate - 0.29%

Metal Fabrication & Hardware - 0.70%					Jones Lang LaSalle Inc	19,314		1,544
Timken Co	37,214		2,103
Valmont Industries Inc	9,967		1,235		REITS - 8.93%
Worthington Industries Inc	23,196		414		Alexandria Real Estate Equities Inc	27,463		2,058
			$3,752		American Campus Communities Inc	33,011		1,467
					BioMed Realty Trust Inc	68,109		1,350
Mining - 0.21%					BRE Properties Inc	33,531		1,760
Compass Minerals International Inc	14,620		1,119		Camden Property Trust	34,889		2,361
					Corporate Office Properties Trust	31,886		751
Miscellaneous Manufacturing - 2.58%					Duke Realty Corp	114,687		1,699
Aptargroup Inc	29,283		1,596		Equity One Inc	26,421		549
Carlisle Cos Inc	27,357		1,506		Essex Property Trust Inc	15,411		2,435

See accompanying notes

Schedule of Investments
MidCap S&P 400 Index Fund
April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

REITS (continued)					Semiconductors (continued)
Federal Realty Investment Trust	28,190		$2,838		Silicon Laboratories Inc (a)	18,699		$664
Highwoods Properties Inc	32,172		1,117		Skyworks Solutions Inc (a)	83,418		2,264
Home Properties Inc	21,415		1,307					$15,274
Hospitality Properties Trust	54,687		1,508
Liberty Property Trust	51,604		1,881		Shipbuilding - 0.16%
					Huntington Ingalls Industries Inc (a)	21,609		853
Macerich Co/The	58,437		3,598
Mack-Cali Realty Corp	38,872		1,116
National Retail Properties Inc	46,830		1,282		Software - 3.55%
Omega Healthcare Investors Inc	45,999		985		ACI Worldwide Inc (a)	17,344		691
Potlatch Corp	17,799		557		Acxiom Corp (a)	34,616		475
Rayonier Inc	54,206		2,458		Advent Software Inc (a)	14,229		384
Realty Income Corp	59,054		2,323		Allscripts Healthcare Solutions Inc (a)	84,347		935
Regency Centers Corp	39,812		1,790		ANSYS Inc (a)	41,077		2,755
Senior Housing Properties Trust	72,009		1,590		Broadridge Financial Solutions Inc	54,914		1,275
SL Green Realty Corp	38,238		3,152		Compuware Corp (a)	96,767		844
Taubman Centers Inc	25,704		1,984		Concur Technologies Inc (a)	20,758		1,174
UDR Inc	98,880		2,604		Fair Isaac Corp	15,953		684
Weingarten Realty Investors	53,502		1,421		Informatica Corp (a)	47,537		2,188
			$47,941		Mantech International Corp	10,286		323
					MSCI Inc (a)	53,773		1,968
Retail - 7.13%					Parametric Technology Corp (a)	52,480		1,132
Advance Auto Parts Inc	32,286		2,964		Quest Software Inc (a)	25,118		584
Aeropostale Inc (a)	35,751		793
					Solera Holdings Inc	31,015		1,394
American Eagle Outfitters Inc	85,778		1,545		VeriFone Systems Inc (a)	46,912		2,235
ANN Inc (a)	21,405		593
Ascena Retail Group Inc (a)	59,694		1,223					$19,041
Barnes & Noble Inc (a)	18,116		376		Telecommunications - 1.49%
Bob Evans Farms Inc	12,902		493		ADTRAN Inc	28,256		862
Brinker International Inc	34,769		1,094		Ciena Corp (a)	43,675		647
Cheesecake Factory Inc/The (a)	24,189		762		NeuStar Inc (a)	29,841		1,085
Chico's FAS Inc	74,239		1,140		Plantronics Inc	19,028		729
Collective Brands Inc (a)	26,818		557		Polycom Inc (a)	78,570		1,043
Copart Inc (a)	47,264		1,248		RF Micro Devices Inc (a)	122,297		530
Dick's Sporting Goods Inc	42,757		2,164		Telephone & Data Systems Inc	42,736		1,038
Foot Locker Inc	66,955		2,048		Tellabs Inc	161,650		609
Guess? Inc	29,574		866		tw telecom inc (a)	66,413		1,447
HSN Inc	17,427		675					$7,990
MSC Industrial Direct Co Inc	20,394		1,503
Office Depot Inc (a)	124,343		378		Textiles - 0.32%
Panera Bread Co (a)	13,158		2,078		Mohawk Industries Inc (a)	25,288		1,695
PetSmart Inc	49,420		2,879
PVH Corp	29,932		2,658		Transportation - 2.41%
RadioShack Corp	43,974		228		Alexander & Baldwin Inc	18,538		948
Regis Corp	25,078		460		Con-way Inc	24,696		802
Saks Inc (a)	69,006		756		JB Hunt Transport Services Inc	39,901		2,208
Signet Jewelers Ltd	38,473		1,876		Kansas City Southern	48,672		3,749
Tractor Supply Co	31,573		3,107		Kirby Corp (a)	24,725		1,641
Wendy's Co/The	131,209		639		Landstar System Inc	20,685		1,108
Williams-Sonoma Inc	45,544		1,762		Tidewater Inc	22,702		1,249
World Fuel Services Corp	31,502		1,388		UTI Worldwide Inc	45,511		759
			$38,253		Werner Enterprises Inc	19,676		465
Savings & Loans - 0.97%								$12,929
Astoria Financial Corp	37,083		359		Trucking & Leasing - 0.16%
First Niagara Financial Group Inc	155,773		1,393		GATX Corp	20,676		886
New York Community Bancorp Inc	194,214		2,620
Washington Federal Inc	47,585		835
			$5,207		Water - 0.26%
					Aqua America Inc	61,485		1,396
Semiconductors - 2.85%
Atmel Corp (a)	199,645		1,771		TOTAL COMMON STOCKS			$524,814
Cree Inc (a)	51,165		1,581			Maturity
Cypress Semiconductor Corp (a)	68,556		1,063		REPURCHASE AGREEMENTS - 2.41%	Amount (000's)	Value	(000	's)
Fairchild Semiconductor International Inc (a)	55,765		790
Integrated Device Technology Inc (a)	62,599		424		Banks - 2.41%
International Rectifier Corp (a)	30,579		667		Investment in Joint Trading Account; Credit	$2,738		$2,737
Intersil Corp	56,054		576		Suisse Repurchase Agreement; 0.16%
Lam Research Corp (a)	53,076		2,211		dated 04/30/12 maturing 05/01/12
MEMC Electronic Materials Inc (a)	102,174		367		(collateralized by US Government
QLogic Corp (a)	43,684		753		Securities; $2,792,371; 0.00% - 11.25%;
Rovi Corp (a)	47,496		1,358		dated 02/15/15 - 08/15/39)
Semtech Corp (a)	28,818		785

See accompanying notes

		Schedule of Investments
MidCap S&P 400 Index Fund
April 30, 2012 (unaudited)

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value (000's)

Banks (continued)
Investment in Joint Trading Account; Deutsche $	5,342	$5,342
Bank Repurchase Agreement; 0.20% dated
04/30/12 maturing 05/01/12 (collateralized
by US Government Securities; $5,448,529;
0.00% - 8.20%; dated 05/01/12 - 07/15/37)
Investment in Joint Trading Account; JP	2,003	2,003
Morgan Repurchase Agreement; 0.18%
dated 04/30/12 maturing 05/01/12
(collateralized by US Government
Securities; $2,043,199; 0.00% - 8.38%;
dated 02/08/13 - 04/23/32)
Investment in Joint Trading Account; Merrill	2,859	2,859
Lynch Repurchase Agreement; 0.17%
dated 04/30/12 maturing 05/01/12
(collateralized by US Government Security;
$2,915,876; 1.50%; dated 07/31/16)
		$12,941
TOTAL REPURCHASE AGREEMENTS		$12,941
Total Investments		$537,755
Liabilities in Excess of Other Assets, Net - (0.19)%		$(1,033)
TOTAL NET ASSETS - 100.00%		$536,722

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$111,801
Unrealized Depreciation		(41,850)
Net Unrealized Appreciation (Depreciation)		$69,951
Cost for federal income tax purposes		$467,804

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Financial		22 .73%
Industrial		18 .70%
Consumer, Non-cyclical		18 .25%
Consumer, Cyclical		12 .73%
Technology		8.67%
Energy		5.21%
Utilities		4.64%
Communications		4.54%
Basic Materials		4.13%
Exchange Traded Funds		0.59%
Liabilities in Excess of Other Assets, Net		(0.19)%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
S&P Mid 400 Emini; June 2012	Long	101	$9,934	$9,995	$61
Total					$61

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
MidCap Value Fund I
April 30, 2012 (unaudited)

COMMON STOCKS - 96.57%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.11%					Banks (continued)
Interpublic Group of Cos Inc/The	65,341		$772		Popular Inc (a)	716,397		$1,275
Lamar Advertising Co (a)	29,920		952		Regions Financial Corp	472,148		3,182
			$1,724		State Street Corp	70		3
					SunTrust Banks Inc	471,824		11,456
Aerospace & Defense - 1.89%					Synovus Financial Corp	353,640		743
Alliant Techsystems Inc	47,936		2,555		TCF Financial Corp	29,600		340
BE Aerospace Inc (a)	147,534		6,938
					Valley National Bancorp	87,274		1,099
Exelis Inc	41,317		476		Zions Bancorporation	41,726		851
General Dynamics Corp	36,362		2,454					$73,868
Goodrich Corp	39,838		4,999
L-3 Communications Holdings Inc	51,407		3,780		Beverages - 1.37%
Lockheed Martin Corp	2,613		237		Beam Inc	35,423		2,011
Northrop Grumman Corp	37,661		2,383		Brown-Forman Corp	3,381		292
Raytheon Co	12,372		670		Coca-Cola Enterprises Inc	329,555		9,926
Spirit Aerosystems Holdings Inc (a)	236,947		5,924		Constellation Brands Inc (a)	331,697		7,165
			$30,416		Dr Pepper Snapple Group Inc	35,661		1,447
					Molson Coors Brewing Co	29,444		1,225
Agriculture - 1.34%								$22,066
Bunge Ltd	111,336		7,181
Lorillard Inc	102,519		13,870		Biotechnology - 1.03%
Reynolds American Inc	12,506		511		Alexion Pharmaceuticals Inc (a)	1,680		152
			$21,562		Amgen Inc	16,526		1,175
					Biogen Idec Inc (a)	400		54
Airlines - 0.30%					Bio-Rad Laboratories Inc (a)	18,110		1,956
Copa Holdings SA	25,541		2,077		Life Technologies Corp (a)	212,885		9,869
Delta Air Lines Inc (a)	47,966		526
					Myriad Genetics Inc (a)	50,101		1,303
Southwest Airlines Co	248,564		2,058		United Therapeutics Corp (a)	48,446		2,119
United Continental Holdings Inc (a)	10,411		228
								$16,628
			$4,889
					Building Materials - 0.71%
Apparel - 0.45%					Armstrong World Industries Inc	12,511		551
Coach Inc	35,696		2,612		Fortune Brands Home & Security Inc (a)	84,334		1,917
Nike Inc	2,761		309		Lennox International Inc	156,628		6,798
Ralph Lauren Corp	1,701		293		Martin Marietta Materials Inc	5,208		432
VF Corp	26,711		4,061		Owens Corning Inc (a)	48,095		1,652
			$7,275					$11,350

Automobile Manufacturers - 0.06%					Chemicals - 1.80%
Ford Motor Co	16,585		187		Albemarle Corp	139,512		9,110
Navistar International Corp (a)	6,980		237
Oshkosh Corp (a)	23,722		542		Ashland Inc	11,646		767
					Cabot Corp	40,910		1,765
			$966		CF Industries Holdings Inc	2,322		448
Automobile Parts & Equipment - 1.13%					Chemtura Corp (a)	107,665		1,832
Autoliv Inc	26,295		1,650		Cytec Industries Inc	102,107		6,491
Federal-Mogul Corp (a)	2,390		31		Huntsman Corp	48,685		689
Lear Corp	190,023		7,886		Intrepid Potash Inc (a)	44,214		1,099
TRW Automotive Holdings Corp (a)	188,258		8,605		Kronos Worldwide Inc	700		17
			$18,172		Mosaic Co/The	3,105		164
					PPG Industries Inc	3,741		394
Banks - 4.59%					Rockwood Holdings Inc (a)	749		41
Associated Banc-Corp	114,776		1,529		RPM International Inc	100,717		2,676
BancorpSouth Inc	29,503		397		Valspar Corp	62,289		3,186
Bank of Hawaii Corp	57,311		2,802		Westlake Chemical Corp	3,532		226
BB&T Corp	200		6		WR Grace & Co (a)	1,546		92
BOK Financial Corp	5,744		328					$28,997
Capital One Financial Corp	320		18
CapitalSource Inc	530,573		3,422		Coal - 0.06%
CIT Group Inc (a)	121,638		4,604		Alpha Natural Resources Inc (a)	15,347		248
City National Corp/CA	20,403		1,087		Arch Coal Inc	48,644		474
Comerica Inc	29,198		935		Consol Energy Inc	360		12
Commerce Bancshares Inc/MO	32,567		1,306		SunCoke Energy Inc (a)	20,163		307
Cullen/Frost Bankers Inc	36,451		2,149					$1,041
East West Bancorp Inc	85,809		1,954		Commercial Services - 1.35%
Fifth Third Bancorp	662,128		9,422		Aaron's Inc	19,528		530
First Citizens BancShares Inc/NC	2,057		357		Booz Allen Hamilton Holding Corp	2,602		44
First Horizon National Corp	272,909		2,505		Career Education Corp (a)	77,699		554
First Republic Bank/CA (a)	145,492		4,805
					Corrections Corp of America	96,350		2,784
Fulton Financial Corp	87,176		914		DeVry Inc	8,641		278
Huntington Bancshares Inc/OH	126,183		845		Education Management Corp (a)	15,580		193
KeyCorp	240,567		1,935		Equifax Inc	16,945		776
M&T Bank Corp	142,273		12,274		FleetCor Technologies Inc (a)	5,595		221
Northern Trust Corp	27,833		1,325		Gartner Inc (a)	6,210		272

See accompanying notes

Schedule of Investments
MidCap Value Fund I
April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Commercial Services (continued)					Diversified Financial Services (continued)
Genpact Ltd (a)	22,777		$380		SLM Corp	989,391		$14,672
H&R Block Inc	35,811		526		T Rowe Price Group Inc	1,782		112
Iron Mountain Inc	20,680		628		Waddell & Reed Financial Inc	18,779		601
ITT Educational Services Inc (a)	28,944		1,911					$96,237
KAR Auction Services Inc (a)	42,467		782
Manpower Inc	20,069		855		Electric - 9.48%
					AES Corp/The (a)	316,854		3,967
Mastercard Inc	874		395
Monster Worldwide Inc (a)	22,657		196		Alliant Energy Corp	69,190		3,130
Moody's Corp	17,896		733		Ameren Corp	162,104		5,315
Morningstar Inc	1,696		98		American Electric Power Co Inc	37,074		1,440
					Calpine Corp (a)	178,362		3,345
Paychex Inc	163,466		5,064
Quanta Services Inc (a)	27,365		605		CMS Energy Corp	165,067		3,795
RR Donnelley & Sons Co	76,112		952		Consolidated Edison Inc	97,840		5,817
Service Corp International/US	50,486		585		Dominion Resources Inc/VA	16,678		870
Total System Services Inc	31,196		734		DTE Energy Co	55,093		3,106
Towers Watson & Co	9,793		640		Duke Energy Corp	17,658		378
Verisk Analytics Inc (a)	13,514		662		Edison International	255,899		11,263
VistaPrint NV (a)	6,362		237		Entergy Corp	57,790		3,789
Weight Watchers International Inc	840		64		Exelon Corp	17,786		694
					GenOn Energy Inc (a)	731,187		1,557
			$21,699		Great Plains Energy Inc	229,922		4,695
Computers - 1.11%					Hawaiian Electric Industries Inc	26,717		709
Brocade Communications Systems Inc (a)	269,813		1,495		Integrys Energy Group Inc	10,036		548
Cognizant Technology Solutions Corp (a)	3,460		254		ITC Holdings Corp	14,033		1,087
Computer Sciences Corp	56,796		1,594		MDU Resources Group Inc	23,091		530
Diebold Inc	14,618		577		National Fuel Gas Co	9,272		439
DST Systems Inc	27,113		1,518		Northeast Utilities	252,805		9,295
Lexmark International Inc	66,682		2,007		NRG Energy Inc (a)	30,665		521
NCR Corp (a)	7,617		179		NV Energy Inc	515,302		8,580
NetApp Inc (a)	84,065		3,264		OGE Energy Corp	80,562		4,347
Riverbed Technology Inc (a)	7,240		143		Pepco Holdings Inc	28,940		548
SanDisk Corp (a)	111,474		4,125		Pinnacle West Capital Corp	195,375		9,446
Synopsys Inc (a)	19,459		584		PPL Corp	609,623		16,673
Western Digital Corp (a)	56,127		2,178		Progress Energy Inc	132,397		7,046
			$17,918		SCANA Corp	258,887		11,940
					Southern Co/The	28,599		1,314
Consumer Products - 0.38%					TECO Energy Inc	69,209		1,247
Avery Dennison Corp	22,498		720		Westar Energy Inc	77,277		2,217
Church & Dwight Co Inc	15,047		764		Wisconsin Energy Corp	73,540		2,709
Clorox Co/The	39,719		2,785		Xcel Energy Inc	751,420		20,334
Jarden Corp	44,800		1,878					$152,691
			$6,147
					Electrical Components & Equipment - 0.39%
Cosmetics & Personal Care - 0.06%					Energizer Holdings Inc (a)	37,754		2,693
Colgate-Palmolive Co	10,256		1,015		General Cable Corp (a)	5,631		166
					GrafTech International Ltd (a)	27,240		320
Distribution & Wholesale - 0.55%					Hubbell Inc	32,312		2,593
Arrow Electronics Inc (a)	15,062		633		Molex Inc	20,415		563
Fastenal Co	25,603		1,199					$6,335
Genuine Parts Co	17,387		1,126
Ingram Micro Inc (a)	137,969		2,685		Electronics - 1.26%
WESCO International Inc (a)	47,744		3,170		Amphenol Corp	85,143		4,950
					Avnet Inc (a)	22,930		827
			$8,813		AVX Corp	38,632		490
Diversified Financial Services - 5.98%					Garmin Ltd	99,123		4,672
Affiliated Managers Group Inc (a)	3,202		364		Itron Inc (a)	14,745		602
Ameriprise Financial Inc	268,512		14,556		Jabil Circuit Inc	7,054		165
BlackRock Inc	13,692		2,623		National Instruments Corp	20,769		565
CBOE Holdings Inc	36,612		968		PerkinElmer Inc	55,517		1,532
CME Group Inc	9,167		2,437		Tech Data Corp (a)	79,832		4,294
Discover Financial Services	571,101		19,361		Thomas & Betts Corp (a)	22,287		1,603
E*Trade Financial Corp (a)	58,630		623		Vishay Intertechnology Inc (a)	56,557		635
Federated Investors Inc	3,617		80					$20,335
Franklin Resources Inc	598		75		Engineering & Construction - 0.38%
Interactive Brokers Group Inc - A Shares	79,158		1,201		AECOM Technology Corp (a)	82,781		1,827
Invesco Ltd	855,257		21,244		Chicago Bridge & Iron Co NV	29,767		1,322
Janus Capital Group Inc	116,531		884		Jacobs Engineering Group Inc (a)	18,215		799
Lazard Ltd	112,286		3,089		KBR Inc	20,354		689
Legg Mason Inc	40,396		1,053		McDermott International Inc (a)	6,579		74
NASDAQ OMX Group Inc/The	337,020		8,281
NYSE Euronext	101,398		2,611		URS Corp	35,744		1,477
Raymond James Financial Inc	38,291		1,402					$6,188
See accompanying notes					294

Schedule of Investments
MidCap Value Fund I
April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Entertainment - 0.20%					Healthcare - Products (continued)
Bally Technologies Inc (a)	16,666		$809		Teleflex Inc	18,164		$1,138
Dolby Laboratories Inc (a)	3,813		150		Thoratec Corp (a)	24,188		842
International Game Technology	58,859		917		Zimmer Holdings Inc	38,466		2,421
Madison Square Garden Co/The (a)	13,580		488					$31,447
Penn National Gaming Inc (a)	15,231		685
Regal Entertainment Group	12,113		165		Healthcare - Services - 1.69%
			$3,214		Aetna Inc	174,221		7,673
					AMERIGROUP Corp (a)	3,945		244
Environmental Control - 0.78%					Cigna Corp	59,206		2,737
Covanta Holding Corp	227,157		3,646		Community Health Systems Inc (a)	46,857		1,141
Republic Services Inc	323,379		8,851		Coventry Health Care Inc	37,796		1,133
Waste Connections Inc	2,940		95		DaVita Inc (a)	967		86
			$12,592		HCA Holdings Inc	50,974		1,372
					Health Management Associates Inc (a)	2,980		21
Food - 2.85%					Health Net Inc (a)	16,543		589
Campbell Soup Co	9,652		327		Humana Inc	35,286		2,847
ConAgra Foods Inc	168,334		4,346		LifePoint Hospitals Inc (a)	99,050		3,865
Corn Products International Inc	74,167		4,232		Lincare Holdings Inc	6,808		166
Dean Foods Co (a)	117,822		1,447
					Mednax Inc (a)	32,134		2,257
Hershey Co/The	13,092		877		Quest Diagnostics Inc	2,775		160
HJ Heinz Co	19,664		1,048		Tenet Healthcare Corp (a)	245,939		1,276
Hormel Foods Corp	48,714		1,416		WellPoint Inc	23,858		1,618
JM Smucker Co/The	227,055		18,081					$27,185
McCormick & Co Inc/MD	20,594		1,151
Ralcorp Holdings Inc (a)	7,056		514		Holding Companies - Diversified - 0.04%
Safeway Inc	52,782		1,073		Leucadia National Corp	25,586		636
Sara Lee Corp	226,442		4,991
Smithfield Foods Inc (a)	24,751		519
					Home Builders - 0.47%
SUPERVALU Inc	223,156		1,325		DR Horton Inc	35,296		577
Tyson Foods Inc	196,803		3,592		Lennar Corp	20,211		561
Whole Foods Market Inc	10,416		865		NVR Inc (a)	5,921		4,642
			$45,804		Pulte Group Inc (a)	78,803		775
Forest Products & Paper - 0.55%					Thor Industries Inc	14,174		479
Domtar Corp	35,157		3,076		Toll Brothers Inc (a)	18,523		471
International Paper Co	129,452		4,312					$7,505
MeadWestvaco Corp	47,154		1,500		Home Furnishings - 0.29%
			$8,888		Harman International Industries Inc	16,929		839
Gas - 1.66%					Tempur-Pedic International Inc (a)	53,517		3,149
AGL Resources Inc	40,925		1,614		Whirlpool Corp	10,940		701
CenterPoint Energy Inc	151,555		3,063					$4,689
NiSource Inc	47,657		1,175
Questar Corp	165,049		3,259		Housewares - 0.14%
					Newell Rubbermaid Inc	42,366		771
Sempra Energy	231,218		14,969		Toro Co	20,183		1,442
UGI Corp	88,374		2,579
			$26,659					$2,213
					Insurance - 8.44%
Hand & Machine Tools - 0.58%					Alleghany Corp (a)	1,913		656
Kennametal Inc	36,443		1,539		Allied World Assurance Co Holdings AG	42,367		3,049
Lincoln Electric Holdings Inc	23,288		1,141		American Financial Group Inc/OH	83,317		3,243
Regal-Beloit Corp	30,466		2,060		American International Group Inc (a)	4,608		157
Snap-on Inc	30,053		1,880		American National Insurance Co	5,277		370
Stanley Black & Decker Inc	37,061		2,712		Aon PLC	66,069		3,423
			$9,332		Arch Capital Group Ltd (a)	145,155		5,701
Healthcare - Products - 1.95%					Arthur J Gallagher & Co	16,751		629
Alere Inc (a)	7,897		189		Aspen Insurance Holdings Ltd	31,927		904
Boston Scientific Corp (a)	1,730,639		10,833		Assurant Inc	19,539		788
Bruker BioSciences Corp (a)	4,167		63		Assured Guaranty Ltd	193,522		2,744
CareFusion Corp (a)	38,134		988		Axis Capital Holdings Ltd	34,778		1,183
Cooper Cos Inc/The	19,484		1,718		Brown & Brown Inc	32,005		863
DENTSPLY International Inc	10,576		434		Cincinnati Financial Corp	29,561		1,053
Gen-Probe Inc (a)	2,534		207		CNA Financial Corp	5,611		172
Henry Schein Inc (a)	6,404		491		Endurance Specialty Holdings Ltd	28,079		1,128
Hill-Rom Holdings Inc	32,466		1,054		Erie Indemnity Co	2,316		178
Hologic Inc (a)	404,679		7,737		Everest Re Group Ltd	148,412		14,708
IDEXX Laboratories Inc (a)	2,523		222		Fidelity National Financial Inc	32,941		635
Intuitive Surgical Inc (a)	1,267		733		Genworth Financial Inc (a)	72,259		435
Medtronic Inc	2,113		81		Hanover Insurance Group Inc/The	56,738		2,290
Patterson Cos Inc	39,343		1,341		Hartford Financial Services Group Inc	584,646		12,015
QIAGEN NV (a)	32,247		539		HCC Insurance Holdings Inc	58,436		1,867
Techne Corp	6,219		416		Lincoln National Corp	182,609		4,523

See accompanying notes

Schedule of Investments MidCap Value Fund I

April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Insurance (continued)					Machinery - Diversified (continued)
Loews Corp	14,295		$588		Xylem Inc/NY	59,309		$1,653
Markel Corp (a)	3,277		1,443					$17,721
Marsh & McLennan Cos Inc	298,516		9,986
MBIA Inc (a)	78,687		793		Media - 2.48%
					AMC Networks Inc (a)	8,600		365
Mercury General Corp	41,363		1,869
PartnerRe Ltd	133,586		9,300		Cablevision Systems Corp	36,417		540
Progressive Corp/The	218,215		4,648		CBS Corp	68,714		2,292
					Discovery Communications Inc - C Shares (a)	11,300		561
Protective Life Corp	152,858		4,473
Reinsurance Group of America Inc	31,625		1,838		DISH Network Corp	10,495		336
RenaissanceRe Holdings Ltd	14,298		1,116		Gannett Co Inc	223,952		3,095
					Liberty Global Inc - A Shares (a)	126,828		6,317
StanCorp Financial Group Inc	43,100		1,655		Liberty Media Corp - Liberty Capital (a)	61,471		5,375
Torchmark Corp	60,987		2,971
Unum Group	166,826		3,960		McGraw-Hill Cos Inc/The	51,213		2,518
White Mountains Insurance Group Ltd	1,738		909		News Corp - Class A	26,287		515
Willis Group Holdings PLC	193,913		7,070		Scripps Networks Interactive Inc	292,762		14,703
					Sirius XM Radio Inc (a)	80,100		181
WR Berkley Corp	258,309		9,727
XL Group PLC	500,007		10,755		Time Warner Cable Inc	13,963		1,123
			$135,815		Time Warner Inc	43,526		1,630
					Viacom Inc	6,458		300
Internet - 1.71%								$39,851
AOL Inc (a)	41,017		1,027
Expedia Inc	68,737		2,930		Metal Fabrication & Hardware - 0.07%
IAC/InterActiveCorp	10,933		526		Timken Co	2,873		162
Liberty Interactive Corp (a)	937,200		17,657		Valmont Industries Inc	7,388		916
Symantec Corp (a)	92,967		1,536					$1,078
TripAdvisor Inc (a)	43,356		1,626		Mining - 0.10%
VeriSign Inc	55,577		2,285		Freeport-McMoRan Copper & Gold Inc	22,047		844
			$27,587		Southern Copper Corp	586		19
Investment Companies - 0.03%					Vulcan Materials Co	16,549		709
Ares Capital Corp	29,408		472					$1,572
					Miscellaneous Manufacturing - 2.97%
Iron & Steel - 0.85%					Aptargroup Inc	28,893		1,575
Cliffs Natural Resources Inc	54,666		3,404		Carlisle Cos Inc	36,522		2,011
Commercial Metals Co	3,280		48		Cooper Industries PLC	113,663		7,112
Nucor Corp	54,691		2,145		Crane Co	31,814		1,405
Reliance Steel & Aluminum Co	120,546		6,738		Dover Corp	120,077		7,524
Schnitzer Steel Industries Inc	8,457		337		Eaton Corp	225,780		10,877
Steel Dynamics Inc	12,411		158		Harsco Corp	19,025		424
United States Steel Corp	31,173		883		Ingersoll-Rand PLC	15,327		651
			$13,713		ITT Corp	32,905		739
					Leggett & Platt Inc	7,429		162
Leisure Products & Services - 0.01%					Parker Hannifin Corp	14,967		1,313
Carnival Corp	2,585		84		Pentair Inc	106,177		4,602
Royal Caribbean Cruises Ltd	5,167		141		Textron Inc	323,242		8,611
			$225		Trinity Industries Inc	29,800		882

Lodging - 1.35%								$47,888
Choice Hotels International Inc	70,062		2,636		Office & Business Equipment - 0.22%
Las Vegas Sands Corp	17,153		952		Pitney Bowes Inc	36,586		627
MGM Resorts International (a)	648,760		8,706		Xerox Corp	364,664		2,837
Starwood Hotels & Resorts Worldwide Inc	58,531		3,465					$3,464
Wyndham Worldwide Corp	100,339		5,051
Wynn Resorts Ltd	6,839		912		Oil & Gas - 3.68%
			$21,722		Anadarko Petroleum Corp	4,857		356
					Atwood Oceanics Inc (a)	44,847		1,988
Machinery - Construction & Mining - 0.05%					Cimarex Energy Co	15,701		1,085
Joy Global Inc	3,242		229		Denbury Resources Inc (a)	14,026		267
Terex Corp (a)	21,993		498		Diamond Offshore Drilling Inc	13,636		934
			$727		Energen Corp	148,755		7,792
					EQT Corp	11,679		582
Machinery - Diversified - 1.10%					Forest Oil Corp (a)	37,667		502
AGCO Corp (a)	13,111		611
CNH Global NV (a)	5,573		255		Helmerich & Payne Inc	1,454		75
					Lone Pine Resources Inc (a)	23,077		137
Cummins Inc	6,540		758		Murphy Oil Corp	45,038		2,476
Flowserve Corp	1,080		124		Nabors Industries Ltd (a)	85,940		1,431
Gardner Denver Inc	81,840		5,331		Newfield Exploration Co (a)	11,877		426
Graco Inc	12,162		648		Noble Energy Inc	50,938		5,059
IDEX Corp	3,117		135
Nordson Corp	22,706		1,224		Patterson-UTI Energy Inc	31,586		511
					Pioneer Natural Resources Co	94,251		10,916
Rockwell Automation Inc	84,287		6,519		Plains Exploration & Production Co (a)	22,735		928
Wabtec Corp/DE	5,949		463		QEP Resources Inc	14,675		453

See accompanying notes

Schedule of Investments
MidCap Value Fund I
April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Oil & Gas (continued)					REITS (continued)
Quicksilver Resources Inc (a)	140,907		$662		Essex Property Trust Inc	21,554		$3,405
Rowan Cos Inc (a)	13,367		462		Federal Realty Investment Trust	9,507		957
Sunoco Inc	246,198		12,135		General Growth Properties Inc	645,688		11,493
Tesoro Corp (a)	21,522		500		HCP Inc	84,131		3,487
Unit Corp (a)	38,526		1,628		Health Care REIT Inc	94,539		5,357
Valero Energy Corp	153,510		3,792		Hospitality Properties Trust	123,518		3,407
Whiting Petroleum Corp (a)	72,227		4,131		Host Hotels & Resorts Inc	908,189		15,113
			$59,228		Kimco Realty Corp	454,760		8,827
					Liberty Property Trust	292,933		10,677
Oil & Gas Services - 0.47%					Macerich Co/The	80,635		4,964
Cameron International Corp (a)	9,646		494
Key Energy Services Inc (a)	409,731		5,187		Mack-Cali Realty Corp	62,646		1,799
					MFA Financial Inc	851,669		6,285
National Oilwell Varco Inc	974		74		Piedmont Office Realty Trust Inc	22,144		393
Oil States International Inc (a)	1,716		137
SEACOR Holdings Inc (a)	18,329		1,703		Plum Creek Timber Co Inc	62,651		2,634
					Prologis Inc	187,972		6,726
			$7,595		Public Storage	16,299		2,335
Packaging & Containers - 0.93%					Rayonier Inc	56,532		2,564
Ball Corp	94,798		3,959		Realty Income Corp	20,157		793
Bemis Co Inc	62,791		2,033		Regency Centers Corp	13,779		619
Crown Holdings Inc (a)	91,884		3,398		Rouse Properties Inc (a)	4,075		55
Greif Inc	26,331		1,412		Senior Housing Properties Trust	66,778		1,474
Owens-Illinois Inc (a)	55,735		1,296		Simon Property Group Inc	2,454		382
Packaging Corp of America	25,570		746		SL Green Realty Corp	53,606		4,420
Sealed Air Corp	27,306		524		Tanger Factory Outlet Centers	196,044		6,140
Silgan Holdings Inc	5,972		262		Taubman Centers Inc	60,821		4,695
Sonoco Products Co	40,707		1,349		UDR Inc	30,378		800
			$14,979		Ventas Inc	23,420		1,377
					Vornado Realty Trust	57,518		4,937
Pharmaceuticals - 1.89%					Weingarten Realty Investors	40,522		1,076
AmerisourceBergen Corp	8,535		318		Weyerhaeuser Co	158,476		3,227
Bristol-Myers Squibb Co	18,226		608					$180,689
Cardinal Health Inc	6,889		291
Eli Lilly & Co	1,514		63		Retail - 4.52%
Forest Laboratories Inc (a)	169,318		5,898		American Eagle Outfitters Inc	180,475		3,250
Herbalife Ltd	562		39		AutoNation Inc (a)	4,336		150
Mead Johnson Nutrition Co	62,361		5,335		AutoZone Inc (a)	6,336		2,510
Mylan Inc/PA (a)	236,276		5,130		Bed Bath & Beyond Inc (a)	20,256		1,426
Omnicare Inc	16,811		586		Best Buy Co Inc	82,643		1,824
VCA Antech Inc (a)	50,917		1,205		Big Lots Inc (a)	55,976		2,051
Warner Chilcott PLC (a)	467,147		10,160		Brinker International Inc	34,602		1,088
Watson Pharmaceuticals Inc (a)	10,330		778		CarMax Inc (a)	26,899		830
			$30,411		Chico's FAS Inc	42,214		648
					Chipotle Mexican Grill Inc (a)	850		352
Pipelines - 0.66%					Copart Inc (a)	41,852		1,105
ONEOK Inc	30,183		2,592		Dillard's Inc	51,423		3,320
Spectra Energy Corp	259,510		7,978		Dollar Tree Inc (a)	8,109		824
Williams Cos Inc/The	1,600		54		Foot Locker Inc	22,656		693
			$10,624		GameStop Corp	20,553		468
Private Equity - 0.19%					Gap Inc/The	144,252		4,112
American Capital Ltd (a)	300,051		2,980		JC Penney Co Inc	24,112		869
					Ltd Brands Inc	2,980		148
					Macy's Inc	376,748		15,455
Real Estate - 0.03%					O'Reilly Automotive Inc (a)	13,558		1,430
CBRE Group Inc (a)	11,103		209		PetSmart Inc	94,776		5,522
Forest City Enterprises Inc (a)	19,089		304		PVH Corp	117,406		10,426
			$513		RadioShack Corp	88,520		458
					Ross Stores Inc	81,953		5,047
REITS - 11.22%					Sally Beauty Holdings Inc (a)	1,493		40
Alexandria Real Estate Equities Inc	144,086		10,794		Sears Holdings Corp (a)	8,006		431
American Capital Agency Corp	135,054		4,220		Signet Jewelers Ltd	12,140		592
Annaly Capital Management Inc	298,798		4,876		Staples Inc	162,519		2,503
AvalonBay Communities Inc	94,881		13,795		TJX Cos Inc	676		28
Boston Properties Inc	48,865		5,290		Urban Outfitters Inc (a)	127,337		3,688
Brandywine Realty Trust	30,374		360		Walgreen Co	20,289		711
BRE Properties Inc	55,977		2,938		Williams-Sonoma Inc	20,647		799
Camden Property Trust	90,076		6,095
DDR Corp	57,147		846					$72,798
Digital Realty Trust Inc	3,164		238		Savings & Loans - 0.53%
Douglas Emmett Inc	225,359		5,237		Capitol Federal Financial Inc	54,081		639
Duke Realty Corp	31,354		464		First Niagara Financial Group Inc	50,801		454
Equity Residential	83,293		5,118		Hudson City Bancorp Inc	172,857		1,221

See accompanying notes

Schedule of Investments
MidCap Value Fund I
April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Savings & Loans (continued)					Transportation (continued)
New York Community Bancorp Inc	206,464		$2,785		Landstar System Inc	22,119		$1,185
People's United Financial Inc	46,049		568		Tidewater Inc	18,597		1,023
TFS Financial Corp (a)	43,937		432		Union Pacific Corp	8,618		969
Washington Federal Inc	137,238		2,407		UTI Worldwide Inc	2,232		37
			$8,506					$3,433

Semiconductors - 2.22%					Trucking & Leasing - 0.06%
Altera Corp	127,098		4,521		GATX Corp	22,184		951
Cavium Inc (a)	118,892		3,479
Cypress Semiconductor Corp (a)	14,836		230
Fairchild Semiconductor International Inc (a)	57,820		820		Water- 0.32%
First Solar Inc (a)	870		16		American Water Works Co Inc	133,565		4,573
Intersil Corp	13,566		139		Aqua America Inc	27,798		632
KLA-Tencor Corp	15,122		789					$5,205
Lam Research Corp (a)	118,988		4,956		TOTAL COMMON STOCKS			$1,554,840
LSI Corp (a)	83,498		671			Maturity
Marvell Technology Group Ltd	220,598		3,311		REPURCHASE AGREEMENTS - 3.24%	Amount (000's)	Value	(000	's)
Maxim Integrated Products Inc	174,212		5,153		Banks- 3.24%
Micron Technology Inc (a)	358,767		2,364		Investment in Joint Trading Account; Credit	$11,034		$11,034
Novellus Systems Inc (a)	68,327		3,194		Suisse Repurchase Agreement; 0.16%
PMC - Sierra Inc (a)	52,358		370		dated 04/30/12 maturing 05/01/12
QLogic Corp (a)	105,224		1,815		(collateralized by US Government
Teradyne Inc (a)	23,770		409		Securities; $11,254,859; 0.00% - 11.25%;
Xilinx Inc	96,568		3,513		dated 02/15/15 - 08/15/39)
			$35,750		Investment in Joint Trading Account; Deutsche	21,530		21,531
Software - 1.78%					Bank Repurchase Agreement; 0.20% dated
Activision Blizzard Inc	204,358		2,630		04/30/12 maturing 05/01/12 (collateralized
Adobe Systems Inc (a)	102,660		3,445		by US Government Securities;
Akamai Technologies Inc (a)	3,538		115		$21,960,700; 0.00% - 8.20%; dated
Allscripts Healthcare Solutions Inc (a)	7,939		88		05/01/12 - 07/15/37)
Broadridge Financial Solutions Inc	26,212		609		Investment in Joint Trading Account; JP	8,074		8,073
CA Inc	95,787		2,531		Morgan Repurchase Agreement; 0.18%
Compuware Corp (a)	12,272		107		dated 04/30/12 maturing 05/01/12
Electronic Arts Inc (a)	186,847		2,874		(collateralized by US Government
Fidelity National Information Services Inc	185,660		6,251		Securities; $8,235,262; 0.00% - 8.38%;
Fiserv Inc (a)	6,413		451		dated 02/08/13 - 04/23/32)
Parametric Technology Corp (a)	266,325		5,747		Investment in Joint Trading Account; Merrill	11,522		11,522
QLIK Technologies Inc (a)	113,313		3,264		Lynch Repurchase Agreement; 0.17%
Solera Holdings Inc	8,836		397		dated 04/30/12 maturing 05/01/12
VMware Inc (a)	570		64		(collateralized by US Government Security;
			$28,573		$11,752,653; 1.50%; dated 07/31/16)
								$52,160
Telecommunications - 1.28%					TOTAL REPURCHASE AGREEMENTS			$52,160
Amdocs Ltd	43,774		1,401		Total Investments			$1,607,000
Frontier Communications Corp	154,210		623		Other Assets in Excess of Liabilities, Net - 0.19%			$3,010
Harris Corp	14,154		645		TOTAL NET ASSETS - 100.00%			$1,610,010
Juniper Networks Inc (a)	157,398		3,373
Level 3 Communications Inc (a)	23,640		545
Motorola Mobility Holdings Inc (a)	33,090		1,285		(a) Non-Income Producing Security
NeuStar Inc (a)	11,671		424
NII Holdings Inc (a)	4,442		62
Polycom Inc (a)	396,000		5,255
Sprint Nextel Corp (a)	1,678,797		4,163		Unrealized Appreciation (Depreciation)
Telephone & Data Systems Inc	54,913		1,334		The net federal income tax unrealized appreciation (depreciation) and federal tax
tw telecom inc (a)	4,598		100		cost of investments held as of the period end were as follows:
US Cellular Corp (a)	3,066		120
Virgin Media Inc	28,670		704		Unrealized Appreciation			$218,249
Windstream Corp	54,651		614		Unrealized Depreciation			(43,120)
			$20,648		Net Unrealized Appreciation (Depreciation)			$175,129
					Cost for federal income tax purposes			$1,431,871
Textiles - 0.10%
Cintas Corp	16,617		651		All dollar amounts are shown in thousands (000's)
Mohawk Industries Inc (a)	15,082		1,011
			$1,662

Toys, Games & Hobbies - 0.12%
Hasbro Inc	18,493		679
Mattel Inc	38,228		1,285
			$1,964

Transportation - 0.21%
Kirby Corp (a)	3,290		219

See accompanying notes

Schedule of Investments
MidCap Value Fund I
April 30, 2012 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Financial		34 .25%
Consumer, Non-cyclical		13 .91%
Utilities		11 .46%
Industrial		11 .38%
Consumer, Cyclical		9.69%
Communications		5.58%
Technology		5.33%
Energy		4.87%
Basic Materials		3.30%
Diversified		0.04%
Other Assets in Excess of Liabilities, Net		0.19%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
S&P Mid 400 Emini; June 2012	Long	565	$55,410	$55,912	$502
Total					$502

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
MidCap Value Fund III
April 30, 2012 (unaudited)

COMMON STOCKS - 95.63%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.01%					Biotechnology - 0.04%
Interpublic Group of Cos Inc/The	1,042		$12		Bio-Rad Laboratories Inc (a)	105		$12
					Life Technologies Corp (a)	606		28

Aerospace & Defense - 1.43%								$40
Alliant Techsystems Inc	166		9		Building Materials - 1.14%
BE Aerospace Inc (a)	29		2		Armstrong World Industries Inc	107		5
Exelis Inc	17,341		200		Fortune Brands Home & Security Inc (a)	498		11
Goodrich Corp	265		33		Martin Marietta Materials Inc	131		11
L-3 Communications Holdings Inc	14,989		1,102		Masco Corp	78,400		1,033
			$1,346		Owens Corning Inc (a)	404		14

Agriculture - 3.47%								$1,074
Bunge Ltd	406		26		Chemicals - 1.10%
Lorillard Inc	15,720		2,127		Ashland Inc	293		19
Reynolds American Inc	27,000		1,102		Cabot Corp	370		16
			$3,255		CF Industries Holdings Inc	4,844		935
					Cytec Industries Inc	278		18
Airlines - 0.05%					Huntsman Corp	878		13
Copa Holdings SA	38		3		Rockwood Holdings Inc (a)	18		1
Delta Air Lines Inc (a)	1,209		13
Southwest Airlines Co	2,361		20		RPM International Inc	464		12
United Continental Holdings Inc (a)	262		6		Valspar Corp	299		15
					Westlake Chemical Corp	89		6
			$42		WR Grace & Co (a)	38		2
Apparel - 1.15%								$1,037
Hanesbrands Inc (a)	36,600		1,033
VF Corp	320		49		Coal - 0.01%
			$1,082		Arch Coal Inc	1,025		10

Automobile Manufacturers - 0.02%					Commercial Services - 2.69%
Navistar International Corp (a)	175		6
Oshkosh Corp (a)	483		11		Aaron's Inc	116		3
					Booz Allen Hamilton Holding Corp	65		1
			$17		Career Education Corp (a)	327		2
Automobile Parts & Equipment - 0.06%					Corrections Corp of America	569		16
Autoliv Inc	327		21		DeVry Inc	68		2
Lear Corp	388		16		Education Management Corp (a)	204		3
TRW Automotive Holdings Corp (a)	375		17		Equifax Inc	426		20
			$54		Genpact Ltd (a)	151		3
					H&R Block Inc	668		10
Banks - 7.17%					KAR Auction Services Inc (a)	120		2
Associated Banc-Corp	980		13		Manpower Inc	263		11
Bank of Hawaii Corp	269		13		Paychex Inc	137		4
BOK Financial Corp	144		8		Quanta Services Inc (a)	690		15
Capital One Financial Corp	25,900		1,437		Rent-A-Center Inc/TX	18,400		629
CapitalSource Inc	1,550		10		RR Donnelley & Sons Co	1,018		13
CIT Group Inc (a)	635		24		Service Corp International/US	1,272		15
Comerica Inc	736		24		Total System Services Inc	590		14
Commerce Bancshares Inc/MO	10,542		423		Towers Watson & Co	15,257		998
Cullen/Frost Bankers Inc	198		12		Verisk Analytics Inc (a)	100		5
East West Bancorp Inc	15,350		349		Western Union Co/The	41,400		761
Fifth Third Bancorp	152,715		2,173					$2,527
First Citizens BancShares Inc/NC	27		5
First Republic Bank/CA (a)	16,115		533		Computers - 1.14%
Fulton Financial Corp	1,127		12		Brocade Communications Systems Inc (a)	2,561		14
Huntington Bancshares Inc/OH	40,178		268		Computer Sciences Corp	490		14
KeyCorp	60,065		483		Diebold Inc	368		15
M&T Bank Corp	465		40		DST Systems Inc	159		9
Northern Trust Corp	701		33		Lexmark International Inc	9,435		284
PNC Financial Services Group Inc	11,600		769		NCR Corp (a)	191		4
Regions Financial Corp	4,589		31		SanDisk Corp (a)	901		33
SunTrust Banks Inc	1,960		48		Synopsys Inc (a)	490		15
Valley National Bancorp	1,003		13		Western Digital Corp (a)	17,627		684
Zions Bancorporation	587		12					$1,072
			$6,733		Consumer Products - 0.08%
Beverages - 0.70%					Avery Dennison Corp	567		18
Beam Inc	490		28		Church & Dwight Co Inc	340		17
Brown-Forman Corp	85		7		Clorox Co/The	402		28
Constellation Brands Inc (a)	27,891		603		Jarden Corp	328		14
Molson Coors Brewing Co	496		20					$77
			$658		Distribution & Wholesale - 0.07%
					Arrow Electronics Inc (a)	379		16

See accompanying notes

Schedule of Investments
MidCap Value Fund III
April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Distribution & Wholesale (continued)					Engineering & Construction (continued)
Genuine Parts Co	419		$27		KBR Inc	24,073		$815
Ingram Micro Inc (a)	910		18		McDermott International Inc (a)	165		2
WESCO International Inc (a)	121		8		URS Corp	282		11
			$69					$1,321

Diversified Financial Services - 6.15%					Entertainment - 1.31%
Affiliated Managers Group Inc (a)	80		9		Bally Technologies Inc (a)	17		1
Ameriprise Financial Inc	28,836		1,563		International Game Technology	77,424		1,207
Discover Financial Services	81,163		2,752		Penn National Gaming Inc (a)	383		17
Federated Investors Inc	92		2		Regal Entertainment Group	305		4
Interactive Brokers Group Inc - A Shares	193		3					$1,229
Invesco Ltd	1,718		43
Janus Capital Group Inc	1,053		8		Environmental Control - 0.05%
Legg Mason Inc	523		14		Covanta Holding Corp	596		10
NASDAQ OMX Group Inc/The	588		14		Republic Services Inc	1,161		32
NYSE Euronext	678		17		Waste Connections Inc	74		2
Raymond James Financial Inc	410		15					$44
SLM Corp	89,978		1,334		Food - 0.84%
			$5,774		Campbell Soup Co	243		8
Electric - 5.43%					ConAgra Foods Inc	1,343		35
AES Corp/The (a)	2,566		32		Corn Products International Inc	83		5
					Dean Foods Co (a)	1,036		13
Alliant Energy Corp	427		19
Ameren Corp	24,569		806		HJ Heinz Co	495		26
Calpine Corp (a)	1,227		23		Hormel Foods Corp	342		10
CMS Energy Corp	28,433		653		JM Smucker Co/The	372		29
					Ralcorp Holdings Inc (a)	178		13
Consolidated Edison Inc	1,142		68
DTE Energy Co	7,253		409		Safeway Inc	1,330		27
					Smithfield Foods Inc (a)	13,473		282
Edison International	1,053		46
Entergy Corp	686		45		SUPERVALU Inc	1,125		7
Integrys Energy Group Inc	253		14		Tyson Foods Inc	18,152		332
MDU Resources Group Inc	582		13					$787
National Fuel Gas Co	217		10		Forest Products & Paper - 1.55%
Northeast Utilities	1,003		37		Domtar Corp	4,786		419
NRG Energy Inc (a)	773		13		International Paper Co	30,677		1,022
NV Energy Inc	56,586		942		MeadWestvaco Corp	549		17
OGE Energy Corp	317		17					$1,458
Pepco Holdings Inc	730		14
Pinnacle West Capital Corp	15,525		751		Gas - 2.61%
PPL Corp	2,255		62		AGL Resources Inc	372		15
Progress Energy Inc	951		51		Atmos Energy Corp	8,660		282
SCANA Corp	443		21		CenterPoint Energy Inc	53,140		1,074
TECO Energy Inc	828		15		NiSource Inc	40,577		1,001
Westar Energy Inc	438		13		Questar Corp	683		13
Wisconsin Energy Corp	743		27		Sempra Energy	774		50
Xcel Energy Inc	36,891		998		UGI Corp	631		18
			$5,099					$2,453

Electrical Components & Equipment - 2.75%					Hand & Machine Tools - 1.48%
Energizer Holdings Inc (a)	244		17		Kennametal Inc	255		11
General Cable Corp (a)	141		4		Lincoln Electric Holdings Inc	172		8
GrafTech International Ltd (a)	686		8		Regal-Beloit Corp	218		15
Hubbell Inc	15,274		1,226		Snap-on Inc	269		17
Molex Inc	48,014		1,325		Stanley Black & Decker Inc	18,308		1,339
			$2,580					$1,390

Electronics - 0.34%					Healthcare - Products - 0.64%
Avnet Inc (a)	577		21		Boston Scientific Corp (a)	5,385		34
AVX Corp	219		3		CareFusion Corp (a)	541		14
Garmin Ltd	367		17		Cooper Cos Inc/The	190		17
Itron Inc (a)	215		9		DENTSPLY International Inc	267		11
Jabil Circuit Inc	178		4		Henry Schein Inc (a)	161		12
PerkinElmer Inc	365		10		Hill-Rom Holdings Inc	32		1
Tech Data Corp (a)	248		13		Hologic Inc (a)	971		18
Thomas & Betts Corp (a)	224		16		Patterson Cos Inc	304		10
Vishay Intertechnology Inc (a)	20,133		226		QIAGEN NV (a)	812		14
			$319		St Jude Medical Inc	10,800		418
					Teleflex Inc	218		14
Engineering & Construction - 1.41%					Zimmer Holdings Inc	665		42
AECOM Technology Corp (a)	356		8
								$605
Chicago Bridge & Iron Co NV	10,464		465
Jacobs Engineering Group Inc (a)	459		20		Healthcare - Services - 4.74%
					AMERIGROUP Corp (a)	82		5

See accompanying notes

Schedule of Investments
MidCap Value Fund III
April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Healthcare - Services (continued)					Internet (continued)
Cigna Corp	37,031		$1,712		TripAdvisor Inc (a)	227		$8
Community Health Systems Inc (a)	537		13					$1,151
Coventry Health Care Inc	51,910		1,558
Health Net Inc (a)	298		11		Investment Companies - 0.01%
Humana Inc	14,116		1,138		Ares Capital Corp	740		12
LifePoint Hospitals Inc (a)	264		10
Quest Diagnostics Inc	69		4		Iron & Steel - 0.08%
			$4,451		Nucor Corp	1,170		46
					Reliance Steel & Aluminum Co	230		13
Holding Companies - Diversified - 0.02%					Steel Dynamics Inc	313		4
Leucadia National Corp	633		16		United States Steel Corp	443		12
								$75
Home Builders - 0.07%
DR Horton Inc	889		14		Leisure Products & Services - 0.97%
Lennar Corp	509		14		Royal Caribbean Cruises Ltd	33,300		911
NVR Inc (a)	18		14
Thor Industries Inc	228		8		Lodging - 0.05%
Toll Brothers Inc (a)	466		12		Choice Hotels International Inc	148		5
			$62		MGM Resorts International (a)	878		12

Home Furnishings - 0.29%					Wyndham Worldwide Corp	556		28
Harman International Industries Inc	127		6					$45
Whirlpool Corp	4,115		264		Machinery - Diversified - 0.80%
			$270		AGCO Corp (a)	5,940		276
					CNH Global NV (a)	140		7
Housewares - 0.02%
Newell Rubbermaid Inc	1,067		19		Flowserve Corp	27		3
					IDEX Corp	46		2
					Xylem Inc/NY	16,569		462
Insurance - 8.51%								$750
Alleghany Corp (a)	48		16
Allied World Assurance Co Holdings AG	12,613		907		Media - 1.64%
American Financial Group Inc/OH	16,702		650		CBS Corp	14,374		479
American National Insurance Co	36		3		DISH Network Corp	16,215		519
Aon PLC	1,237		64		Gannett Co Inc	882		12
					Liberty Media Corp - Liberty Capital (a)	428		37
Arch Capital Group Ltd (a)	477		19
Arthur J Gallagher & Co	422		16		McGraw-Hill Cos Inc/The	10,087		496
Assurant Inc	12,074		487					$1,543
Assured Guaranty Ltd	1,041		15		Metal Fabrication & Hardware - 0.00%
Axis Capital Holdings Ltd	415		14		Timken Co	73		4
Brown & Brown Inc	630		17
Chubb Corp/The	11,100		811
Cincinnati Financial Corp	548		20		Mining - 0.02%
CNA Financial Corp	141		4		Vulcan Materials Co	417		18
Everest Re Group Ltd	148		15
Fidelity National Financial Inc	830		16		Miscellaneous Manufacturing - 3.36%
Genworth Financial Inc (a)	1,512		9		Aptargroup Inc	218		12
Hartford Financial Services Group Inc	1,428		29		Carlisle Cos Inc	317		17
HCC Insurance Holdings Inc	405		13		Cooper Industries PLC	199		12
Lincoln National Corp	11,975		297		Crane Co	274		12
Markel Corp (a)	32		14		Dover Corp	4,084		256
Marsh & McLennan Cos Inc	2,053		69		Eaton Corp	22,367		1,078
Mercury General Corp	140		6		Ingersoll-Rand PLC	352		15
PartnerRe Ltd	214		15		ITT Corp	8,638		194
Progressive Corp/The	2,327		50		Leggett & Platt Inc	187		4
Protective Life Corp	13,822		404		Parker Hannifin Corp	7,228		634
Reinsurance Group of America Inc	18,597		1,081		Pentair Inc	343		15
RenaissanceRe Holdings Ltd	165		13		SPX Corp	11,300		868
StanCorp Financial Group Inc	255		10		Textron Inc	943		25
Torchmark Corp	20,589		1,003		Trinity Industries Inc	451		13
Unum Group	1,069		25					$3,155
White Mountains Insurance Group Ltd	21		11
Willis Group Holdings PLC	25,600		933		Office & Business Equipment - 0.78%
WR Berkley Corp	421		16		Pitney Bowes Inc	638		11
XL Group PLC	42,599		917		Xerox Corp	92,695		721
			$7,989					$732

Internet - 1.23%					Oil & Gas - 5.27%
Expedia Inc	227		10		Atwood Oceanics Inc (a)	228		10
IAC/InterActiveCorp	22,660		1,091		Cimarex Energy Co	199		14
Liberty Interactive Corp (a)	2,204		42		Denbury Resources Inc (a)	22,714		433
					Diamond Offshore Drilling Inc	205		14

See accompanying notes

Schedule of Investments
MidCap Value Fund III
April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Oil & Gas (continued)					REITS (continued)
Energen Corp	8,584		$449		Kimco Realty Corp	1,572		$31
EQT Corp	294		15		Liberty Property Trust	435		16
Helmerich & Payne Inc	37		2		Macerich Co/The	325		20
Murphy Oil Corp	17,615		968		Mack-Cali Realty Corp	9,931		285
Nabors Industries Ltd (a)	13,349		222		Piedmont Office Realty Trust Inc	559		10
Newfield Exploration Co (a)	299		11		Prologis Inc	1,482		53
Noble Energy Inc	531		53		Realty Income Corp	508		20
Patterson-UTI Energy Inc	744		12		Regency Centers Corp	346		16
Pioneer Natural Resources Co	3,794		439		Senior Housing Properties Trust	614		14
Plains Exploration & Production Co (a)	532		22		SL Green Realty Corp	282		23
QEP Resources Inc	202		6		Taubman Centers Inc	210		16
Quicksilver Resources Inc (a)	584		3		UDR Inc	765		20
Rowan Cos Inc (a)	337		12		Ventas Inc	380		22
Seadrill Ltd	29,300		1,146		Vornado Realty Trust	625		54
Sunoco Inc	341		17		Weingarten Realty Investors	465		12
Tesoro Corp (a)	14,438		336		Weyerhaeuser Co	1,223		25
Unit Corp (a)	222		9					$5,804
Valero Energy Corp	30,682		758
			$4,951		Retail - 4.06%
					American Eagle Outfitters Inc	630		11
Oil & Gas Services - 0.03%					AutoNation Inc (a)	109		4
Cameron International Corp (a)	243		12		Best Buy Co Inc	1,064		24
Oil States International Inc (a)	44		4		Big Lots Inc (a)	229		8
SEACOR Holdings Inc (a)	122		11		Brinker International Inc	35		1
			$27		CarMax Inc (a)	605		19
					Chico's FAS Inc	312		5
Packaging & Containers - 1.03%					Dillard's Inc	180		12
Bemis Co Inc	371		12		DSW Inc	4,440		250
Owens-Illinois Inc (a)	608		14
					Foot Locker Inc	40,359		1,234
Packaging Corp of America	55		2		GameStop Corp	518		12
Sealed Air Corp	688		13		Gap Inc/The	14,804		422
Sonoco Products Co	27,869		923		JC Penney Co Inc	535		19
			$964		Macy's Inc	24,365		999
Pharmaceuticals - 2.14%					PVH Corp	187		17
Cardinal Health Inc	14,600		617		RadioShack Corp	541		3
Forest Laboratories Inc (a)	992		34		Sally Beauty Holdings Inc (a)	26,477		704
Mead Johnson Nutrition Co	627		54		Signet Jewelers Ltd	306		15
Mylan Inc/PA (a)	235		5		Staples Inc	2,615		40
Omnicare Inc	37,112		1,293		Williams-Sonoma Inc	266		10
Warner Chilcott PLC (a)	79		2					$3,809
Watson Pharmaceuticals Inc (a)	38		3
					Savings & Loans - 1.18%
			$2,008		Capitol Federal Financial Inc	945		11
Pipelines - 1.24%					First Niagara Financial Group Inc	1,280		12
ONEOK Inc	4,581		394		New York Community Bancorp Inc	78,419		1,058
Spectra Energy Corp	24,966		767		People's United Financial Inc	1,160		14
			$1,161		Washington Federal Inc	626		11
								$1,106
Private Equity - 0.02%
American Capital Ltd (a)	1,861		19		Semiconductors - 1.69%
					Fairchild Semiconductor International Inc (a)	677		10
					Intersil Corp	341		3
REITS - 6.18%					KLA-Tencor Corp	203		11
Alexandria Real Estate Equities Inc	238		18		LSI Corp (a)	35,524		286
American Capital Agency Corp	716		22		Marvell Technology Group Ltd	1,917		29
Annaly Capital Management Inc	35,572		580		Microchip Technology Inc	25,500		901
AvalonBay Communities Inc	362		53		Micron Technology Inc (a)	2,774		18
Boston Properties Inc	147		16		Novellus Systems Inc (a)	267		12
Brandywine Realty Trust	765		9		PMC - Sierra Inc (a)	1,244		9
BRE Properties Inc	5,932		311		QLogic Corp (a)	102		2
Camden Property Trust	4,594		311		Teradyne Inc (a)	17,540		301
DDR Corp	741		11					$1,582
Douglas Emmett Inc	39,567		919
Duke Realty Corp	791		12		Software - 2.49%
Equity Residential	14,519		892		Activision Blizzard Inc	1,534		20
Essex Property Trust Inc	11,481		1,814		Akamai Technologies Inc (a)	89		3
Federal Realty Investment Trust	79		8		Allscripts Healthcare Solutions Inc (a)	200		2
General Growth Properties Inc	1,792		32		BMC Software Inc (a)	8,576		354
HCP Inc	1,572		65		Broadridge Financial Solutions Inc	36		1
Health Care REIT Inc	820		46		CA Inc	47,399		1,252
Hospitality Properties Trust	395		11		Compuware Corp (a)	310		3
Host Hotels & Resorts Inc	2,216		37		Dun & Bradstreet Corp/The	8,500		661

See accompanying notes

Schedule of Investments
MidCap Value Fund III
April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	(a) Non-Income Producing Security

Software (continued)
Fidelity National Information Services Inc	955		$32
Fiserv Inc (a)	161		11		Unrealized Appreciation (Depreciation)
			$2,339		The net federal income tax unrealized appreciation (depreciation) and federal tax
					cost of investments held as of the period end were as follows:
Telecommunications - 1.01%
Amdocs Ltd	26,341		843		Unrealized Appreciation	$14,996
Frontier Communications Corp	3,886		16		Unrealized Depreciation	(2,258)
Harris Corp	334		15		Net Unrealized Appreciation (Depreciation)	$12,738
Level 3 Communications Inc (a)	438		10
Motorola Mobility Holdings Inc (a)	834		32		Cost for federal income tax purposes	$80,708
NII Holdings Inc (a)	111		2
					All dollar amounts are shown in thousands (000's)
Telephone & Data Systems Inc	557		14
tw telecom inc (a)	115		2
US Cellular Corp (a)	77		3		Portfolio Summary (unaudited)
					Sector	Percent
Windstream Corp	1,377		15		Financial	33 .11%
			$952		Consumer, Non-cyclical	15 .35%
Textiles - 0.03%					Industrial	14 .89%
Cintas Corp	419		16		Utilities	8.70%
Mohawk Industries Inc (a)	179		12		Consumer, Cyclical	8.16%
			$28		Energy	6.55%
					Technology	6.10%
Toys, Games & Hobbies - 0.02%					Communications	3.89%
Mattel Inc	505		17		Basic Materials	2.76%
					Diversified	0.02%
Transportation - 0.83%					Other Assets in Excess of Liabilities, Net	0.47%
Golar LNG Ltd	20,600		762		TOTAL NET ASSETS	100.00%
Kirby Corp (a)	83		5
Tidewater Inc	274		15
UTI Worldwide Inc	56		1
			$783

Trucking & Leasing - 0.27%
GATX Corp	5,941		255

Water- 0.66%
American Water Works Co Inc	18,086		619

TOTAL COMMON STOCKS			$89,791
	Maturity
REPURCHASE AGREEMENTS - 3.89%	Amount (000's)	Value	(000	's)

Banks- 3.89%
Investment in Joint Trading Account; Credit	$773		$773
Suisse Repurchase Agreement; 0.16%
dated 04/30/12 maturing 05/01/12
(collateralized by US Government
Securities; $788,565; 0.00% - 11.25%;
dated 02/15/15 - 08/15/39)
Investment in Joint Trading Account; Deutsche	1,509		1,509
Bank Repurchase Agreement; 0.20% dated
04/30/12 maturing 05/01/12 (collateralized
by US Government Securities; $1,538,663;
0.00% - 8.20%; dated 05/01/12 - 07/15/37)
Investment in Joint Trading Account; JP	566		566
Morgan Repurchase Agreement; 0.18%
dated 04/30/12 maturing 05/01/12
(collateralized by US Government
Securities; $576,999; 0.00% - 8.38%; dated
02/08/13 - 04/23/32)
Investment in Joint Trading Account; Merrill	807		807
Lynch Repurchase Agreement; 0.17%
dated 04/30/12 maturing 05/01/12
(collateralized by US Government Security;
$823,442; 1.50%; dated 07/31/16)
			$3,655
TOTAL REPURCHASE AGREEMENTS			$3,655
Total Investments			$93,446
Other Assets in Excess of Liabilities, Net - 0.48%			$446
TOTAL NET ASSETS - 100.00%			$93,892

See accompanying notes

Schedule of Investments
MidCap Value Fund III
April 30, 2012 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
S&P Mid 400 Emini; June 2012	Long	43	$4,219	$4,255	$36
Total					$36
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments Money Market Fund April 30, 2012 (unaudited)

	INVESTMENT COMPANIES - 4.59%		Shares Held	Value	(000	's)		Principal

	Publicly Traded Investment Fund - 4.59%						BONDS (continued)	Amount (000's)	Value	(000	's)
	BlackRock Liquidity Funds TempFund		28,400,000		$28,400		Other Asset Backed Securities (continued)
	Portfolio						CNH Equipment Trust
	STIT - Liquid Assets Portfolio		24,700,000		24,700		0.38%, 10/12/2012	$498		$498
					$53,100		GE Equipment Midticket LLC
	TOTAL INVESTMENT COMPANIES				$53,100		0.43%, 10/22/2012	827		827
			Principal				GE Equipment Small Ticket LLC
BONDS	- 14.80%		Amount (000's)	Value	(000	's)	0.51%, 11/21/2012(a),(b)	1,700		1,700
							GE Equipment Transportation LLC
	Automobile Asset Backed Securities - 3.08%						0.39%, 03/22/2013(a)	4,181		4,181
	Ally Auto Receivables Trust						John Deere Owner Trust
	0.43%, 11/15/2012(a)		$1,086		$1,086		0.38%, 03/15/2013(a)	4,666		4,666
	AmeriCredit Automobile Receivables Trust						Volvo Financial Equipment LLC
	0.45%, 02/08/2013(a)		2,660		2,660		0.35%, 03/15/2013(a),(b)	5,704		5,703
	CarMax Auto Owner Trust									$25,575
	0.48%, 11/15/2012		573		573
	Enterprise Fleet Financing LLC						Retail - 0.40%
	0.59%, 11/20/2012(a),(b)		1,835		1,835		Target Corp
	Ford Credit Auto Lease Trust						0.50%, 01/11/2013(a)	4,600		4,600
	0.36%, 03/15/2013(b)		3,543		3,543
	Honda Auto Receivables Owner Trust						TOTAL BONDS			$171,257
	0.41%, 03/15/2013(a)		8,312		8,312			Principal
	Huntington Auto Trust						MUNICIPAL BONDS - 7.81%	Amount (000's)	Value	(000	's)
	0.36%, 09/17/2012(b)		622		622
	Hyundai Auto Lease Securitization Trust						California - 2.70%
	2011	-A					California Statewide Communities
	0.31%, 08/15/2012(b)		208		208		Development Authority FANNIE MAE
	Mercedes-Benz Auto Lease Trust						0.20%, 05/07/2012	$200		$200
	0.34%, 04/15/2013(a)		5,492		5,492		Kern Water Bank Authority WELLS FARGO
	Santander Drive Auto Receivables Trust						0.21%, 05/07/2012	5,337		5,337
	0.54%, 01/15/2013		3,431		3,431		San Jose Redevelopment Agency JP
	Volkswagen Auto Loan Enhanced Trust						MORGAN CHASE & CO
	0.44%, 01/22/2013		2,031		2,032		0.23%, 05/07/2012	25,710		25,710
	Wheels SPV LLC									$31,247
	0.50%, 05/20/2013(a),(b)		4,500		4,500		Colorado - 0.15%
	World Omni Auto Receivables Trust						Colorado Housing & Finance
	0.41%, 11/15/2012		1,368		1,368		Authority WELLS FARGO
					$35,662		0.26%, 05/07/2012	325		325
	Automobile Manufacturers - 0.56%						County of Kit Carson CO WELLS FARGO
	Toyota Motor Credit Corp						0.25%, 05/07/2012	1,440		1,440
	0.67%, 10/18/2012(a)		6,500		6,500					$1,765
							Connecticut - 0.59%
	Banks- 1.38%						Connecticut Housing Finance
	JP Morgan Chase Bank NA						Authority FEDERAL HOME LOAN BANK
	0.36%, 05/21/2013(a)		8,000		8,000		0.17%, 05/07/2012	6,875		6,875
	0.50%, 05/09/2013(a)		8,000		8,000
					$16,000		Georgia - 0.19%
	Diversified Financial Services - 4.85%						Savannah College of Art & Design Inc BANK
	Corporate Finance Managers Inc						OF AMERICA
	0.21%, 05/07/2012		12,000		12,000		0.29%, 05/07/2012	2,200		2,200
	ING USA Annuity & Life Insurance Co
	1.03%, 06/06/2012(a),(c)		15,000		15,000		Illinois - 1.33%
	MetLife						Memorial Health System/IL JP MORGAN
	0.70%, 08/16/2012(a),(c)		15,000		15,000		CHASE & CO
	NGSP Inc						0.25%, 05/07/2012	15,380		15,380
	0.32%, 05/07/2012		14,100		14,100

					$56,100		Indiana - 0.27%
	Healthcare - Services - 0.94%						Ball State University Foundation Inc US
	Portland Clinic LLP/The						BANK
	0.32%, 05/07/2012		10,820		10,820		0.28%, 05/01/2012	3,150		3,150

	Insurance - 1.38%						Maryland - 0.40%
	New York Life Capital Corp						City of Baltimore MD STATE STREET
	0.54%, 07/27/2012(a),(c)		16,000		16,000		BANK & TRUST
							0.19%, 05/07/2012	4,600		4,600

	Other Asset Backed Securities - 2.21%
	CIT Equipment Collateral

See accompanying notes

Schedule of Investments Money Market Fund April 30, 2012 (unaudited)

		Principal					Principal
	MUNICIPAL BONDS (continued)	Amount (000's)	Value	(000	's)	COMMERCIAL PAPER (continued)	Amount (000's)	Value	(000	's)

	Minnesota - 0.60%					Banks (continued)
	City of St Paul MN US BANK					Credit Suisse/New York NY
	0.21%, 05/07/2012	$2,200		$2,200		0.17%, 05/01/2012	$7,000		$7,000
	Minnesota Housing Finance Agency STATE					DBS Bank Ltd
	STREET BANK & TRUST					0.18%, 07/02/2012(b),(d)	7,000		6,998
	0.21%, 05/07/2012	4,760		4,760		0.50%, 08/03/2012(b),(d)	6,900		6,891
				$6,960		0.50%, 08/07/2012(b),(d)	6,000		5,992
						DNB Bank ASA
	New Mexico - 0.34%					0.16%, 05/07/2012(b),(d)	8,000		8,000
	City of Las Cruces NM WELLS FARGO					HSBC USA Inc
	0.21%, 05/07/2012	3,900		3,900		0.25%, 05/17/2012	8,500		8,499
						0.25%, 06/26/2012	6,450		6,447
	New York - 0.71%					KFW REPUBLIC OF GERMANY
	Housing Development Corp/NY HESSEN					0.17%, 05/08/2012(b),(d)	7,000		7,000
	LANDES BANK					Manhattan Asset Funding Co LLC
	0.31%, 05/07/2012	5,400		5,400		0.19%, 05/10/2012(b)	6,500		6,500
	Housing Development Corp/NY JP					0.19%, 05/24/2012(b)	6,700		6,699
	MORGAN CHASE & CO					0.20%, 05/03/2012(b)	8,000		8,000
	0.23%, 05/07/2012	2,730		2,730		0.25%, 06/14/2012(b)	7,000		6,998
				$8,130		Mitsubishi UFJ Trust & Banking Corp/NY
						0.35%, 06/18/2012(b)	6,000		5,997
	Oklahoma - 0.41%					0.36%, 06/04/2012(b)	8,000		7,997
	Oklahoma University Hospital BANK OF					Mizuho Funding LLC MIZUHO CORP
	AMERICA					BANK
	0.32%, 05/07/2012	4,800		4,800		0.35%, 07/18/2012(b)	8,000		7,994
						0.38%, 06/15/2012(b)	7,100		7,097
	Washington - 0.12%					0.43%, 05/10/2012(b)	7,500		7,499
	Washington State Housing Finance					National Australia Funding Delaware
	Commission FANNIE MAE					Inc NATIONAL AUSTRALIA BANK
	0.20%, 05/07/2012	845		845		0.39%, 07/09/2012(b)	7,800		7,794
	0.21%, 05/07/2012	450		450		0.42%, 05/01/2012(b)	7,000		7,000
	Washington State Housing Finance					Oversea-Chinese Banking Corp Ltd
	Commission US BANK					0.32%, 06/01/2012(d)	13,200		13,196
	0.30%, 05/07/2012	75		75		0.54%, 08/15/2012(d)	7,000		6,989
						0.57%, 08/06/2012(d)	8,500		8,487
				$1,370
	TOTAL MUNICIPAL BONDS			$90,377		Skandinaviska Enskilda Banken AB
						0.33%, 05/04/2012(b),(d)	7,000		7,000
		Maturity				0.40%, 05/15/2012(b),(d)	7,000		6,999
	REPURCHASE AGREEMENTS - 9.55%	Amount (000's)	Value	(000	's)
						Societe Generale North America
Banks	- 9.55%					Inc SOCIETE GENERALE
	Credit Suisse Repurchase Agreement; 0.16%	$55,000		$55,000		0.24%, 05/04/2012	8,000		8,000
	dated 04/30/12 maturing 05/01/12					Standard Chartered Bank/New York
	(collateralized by US Government Security;					0.44%, 05/03/2012(b)	6,000		6,000
	$56,100,000; 4.38%; dated 11/15/39)					0.50%, 07/10/2012(b)	7,300		7,293
	Deutsche Bank Repurchase Agreement; 0.20%	55,470		55,470		0.56%, 07/02/2012(b)	5,800		5,794
	dated 04/30/12 maturing 05/01/12					0.57%, 06/22/2012(b)	6,000		5,995
	(collateralized by US Government Security;					Sumitomo Mitsui Banking Corp
	$56,579,400; 1.13%; dated 02/27/14)					0.17%, 05/15/2012(b),(d)	6,000		6,000
				$110,470		0.37%, 06/21/2012(b),(d)	7,000		6,996
	TOTAL REPURCHASE AGREEMENTS			$110,470		0.38%, 05/03/2012(b),(d)	7,000		7,000
		Principal				Union Bank NA
	COMMERCIAL PAPER - 62.99%	Amount (000's)	Value	(000	's)	0.16%, 05/25/2012	7,300		7,299
						0.23%, 05/22/2012	8,000		7,999
	Automobile Manufacturers - 1.36%					0.35%, 07/12/2012	4,000		3,997
	BMW US Capital LLC BMW AG					0.35%, 07/16/2012	7,000		6,995
	0.18%, 05/31/2012(b)	$7,800		$7,799
									$289,630
	Toyota Motor Credit Corp
	0.37%, 10/15/2012	7,900		7,886		Chemicals - 0.60%
				$15,685		BASF AG
						0.19%, 06/27/2012(b)	7,000		6,998
	Banks- 25.03%
	Australia & New Zealand Banking Group Ltd
	0.18%, 05/30/2012(b),(d)	7,200		7,199		Commercial Services - 0.69%
	Bank of Nova Scotia/New York					Salvation Army/United States
	0.42%, 06/25/2012	3,500		3,498		0.18%, 06/04/2012	8,000		7,999
	0.42%, 06/27/2012	9,000		8,994
	Bank of Tokyo-Mitsubishi UFJ Ltd/New York					Consumer Products - 2.43%
	NY					Reckitt Benckiser Treasury Services
	0.23%, 06/05/2012	8,000		7,998		PLC RECKITT BENCKISER GROUP
	Commonwealth Bank of Australia					0.40%, 11/01/2012(b)	6,000		5,988
	0.15%, 05/07/2012(b),(d)	3,500		3,500		0.50%, 12/03/2012(b)	7,900		7,876

See accompanying notes

Schedule of Investments Money Market Fund April 30, 2012 (unaudited)

	Principal					Principal
COMMERCIAL PAPER (continued)	Amount (000's)	Value	(000	's)	COMMERCIAL PAPER (continued)	Amount (000's)	Value	(000	's)

Consumer Products (continued)					Electric (continued)
Reckitt Benckiser Treasury Services					Oglethorpe Power Corp
PLC RECKITT BENCKISER GROUP					0.22%, 05/08/2012(b)	$8,000		$8,000
(continued)					0.22%, 05/10/2012(b)	6,000		6,000
0.55%, 06/01/2012(b)	$7,200		$7,196		0.24%, 05/02/2012(b)	4,000		4,000
0.55%, 06/08/2012(b)	7,000		6,996		Southern Co Funding Corp
			$28,056		0.21%, 05/11/2012(b)	8,000		7,999
					0.22%, 05/18/2012(b)	6,000		5,999
Diversified Financial Services - 19.25%					0.23%, 05/09/2012(b)	8,000		8,000
Alpine Securitization Corp								$68,993
0.18%, 05/07/2012(b)	7,000		7,000
0.18%, 05/09/2012(b)	7,000		7,000		Healthcare - Products - 0.66%
0.18%, 05/29/2012(b)	7,800		7,799		Covidien International Finance SA
0.29%, 07/16/2012(b)	7,000		6,996		0.35%, 05/08/2012(b)	7,600		7,599
American Honda Finance Corp AMERICAN
HONDA MOTOR CORP
0.17%, 05/16/2012	5,000		5,000		Insurance - 0.59%
Bryant Park Funding LLC (b)					Prudential Funding LLC PRUDENTIAL
0.17%,05/14/2012	6,900		6,900		FINANCIAL INC
0.17%, 05/23/2012(b)	7,000		6,999		0.23%, 05/04/2012	6,800		6,800
Charta Corp
0.27%, 05/11/2012(b)	7,100		7,099		Oil & Gas - 3.52%
CRC Funding LLC					BP Capital Markets PLC BP PLC
0.29%, 05/14/2012(b)	7,000		6,999		0.20%, 06/07/2012(b)	7,900		7,898
Dealers Capital Access					0.31%, 06/05/2012(b)	7,700		7,698
0.40%, 05/03/2012	6,000		6,000		0.33%, 06/26/2012(b)	5,800		5,797
Gotham Funding Corp					0.33%, 07/03/2012(b)	6,000		5,997
0.17%, 05/25/2012(b)	7,500		7,499		Motiva Enterprises LLC
0.25%, 05/24/2012(b)	8,000		7,999		0.15%, 05/10/2012	6,300		6,300
0.28%, 07/11/2012(b)	7,300		7,296		Total Capital Canada Ltd TOTAL SA
ING US Funding LLC ING BANK					0.20%, 07/10/2012(b)	7,000		6,997
0.25%, 06/20/2012	5,000		4,998					$40,687
John Deere Bank SA JOHN DEERE
CAPITAL					Supranational Bank - 2.23%
0.13%, 05/21/2012(b)	8,000		7,999		Corp Andina de Fomento
					0.28%, 05/18/2012(b)	6,000		5,999
0.16%, 05/30/2012(b)	7,000		6,999
					0.28%, 06/18/2012(b)	8,000		7,997
0.17%, 05/22/2012(b)	5,800		5,799
					0.40%, 07/13/2012(b)	7,800		7,794
0.18%, 06/12/2012(b)	7,000		6,999
					0.58%, 05/11/2012(b)	4,000		3,999
Liberty Street Funding LLC
0.23%, 07/17/2012(b)	6,000		5,997					$25,789
Market Street Funding LLC					Telecommunications - 0.67%
0.23%, 07/23/2012(b)	8,000		7,996		Telstra Corp
Nieuw Amsterdam Receivables Corp					0.27%, 06/25/2012(b)	7,800		7,797
0.20%, 05/14/2012(b)	7,000		6,999
0.24%, 05/02/2012(b)	13,800		13,800		TOTAL COMMERCIAL PAPER			$728,684
0.25%, 06/13/2012(b)	7,200		7,198
						Principal
PACCAR Financial Corp PACCAR INC					CERTIFICATE OF DEPOSIT - 0.50%	Amount (000's)	Value	(000	's)
0.12%, 05/04/2012	7,800		7,800
River Fuel Funding Co #3 BANK OF NOVA					Banks - 0.50%
SCOTIA					Bank of Nova Scotia/Houston
0.22%, 06/15/2012	5,000		4,999		0.55%, 05/10/2013(a),(d)	5,800		5,800
0.22%, 07/31/2012	7,000		6,996
Sheffield Receivables Corp					TOTAL CERTIFICATE OF DEPOSIT			$5,800
0.19%, 05/23/2012(b)	8,000		7,999		Total Investments			$1,159,688
Thunder Bay Funding LLC					Liabilities in Excess of Other Assets, Net - (0.24)%			$(2,785)
0.22%, 05/07/2012(b)	7,000		7,000		TOTAL NET ASSETS - 100.00%			$1,156,903
UOB Funding LLC UNITED OVERSEAS
BANK LTD
0.30%, 07/24/2012	6,500		6,495		(a)	Variable Rate. Rate shown is in effect at April 30, 2012.
0.30%, 08/28/2012	8,000		7,992		(b)	Security exempt from registration under Rule 144A of the Securities Act of
Variable Funding Capital Co LLC					1933. These securities may be resold in transactions exempt from
0.12%, 05/01/2012(b)	8,000		8,000		registration, normally to qualified institutional buyers. Unless otherwise
			$222,651		indicated, these securities are not considered illiquid. At the end of the
					period, the value of these securities totaled $570,132 or 49.28% of net
Electric - 5.96%					assets.
GDF Suez					(c) Security is Illiquid
0.22%, 05/09/2012(b)	6,800		6,800		(d)	Security issued by foreign bank and denominated in USD.
0.22%, 05/31/2012(b)	10,000		9,998
0.24%, 05/21/2012(b)	5,000		4,999
0.25%, 06/11/2012(b)	7,200		7,198

See accompanying notes

Schedule of Investments
Money Market Fund
April 30, 2012 (unaudited)

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$—
Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	$—
Cost for federal income tax purposes	$1,159,688

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Financial	62 .53%
Insured	7.81%
Utilities	5.96%
Asset Backed Securities	5.29%
Consumer, Non-cyclical	4.72%
Exchange Traded Funds	4.59%
Energy	3.52%
Consumer, Cyclical	2.32%
Government	2.23%
Communications	0.67%
Basic Materials	0.60%
Liabilities in Excess of Other Assets, Net	(0.24)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments Overseas Fund April 30, 2012 (unaudited)

COMMON STOCKS - 95.97%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.04%					Banks (continued)
WPP PLC	42,170		$571		BNP Paribas SA	204,716		$8,263
					BOC Hong Kong Holdings Ltd	128,300		397
					CaixaBank	36,152		125
Aerospace & Defense - 4.03%					Chugoku Bank Ltd/The	5,000		63
BAE Systems PLC	112,334		538		Commerzbank AG (a)	111,107		241
Embraer SA ADR	414,200		14,348		Commonwealth Bank of Australia	56,519		3,049
Finmeccanica SpA	659,291		2,836		Credit Suisse Group AG(a)	34,321		821
MTU Aero Engines Holding AG	312,256		26,310		Danske Bank A/S (a)	684,031		11,116
Rolls-Royce Holdings PLC (a),(b)	1,119,229		14,964
					DBS Group Holdings Ltd	60,989		685
Thales SA	4,778		166		Deutsche Bank AG	27,959		1,214
			$59,162		DNB ASA	1,132,122		12,203
Agriculture - 5.69%					Fukuoka Financial Group Inc	36,000		150
British American Tobacco PLC	413,773		21,222		Gunma Bank Ltd/The	18,000		91
Golden Agri-Resources Ltd	205,000		121		Hachijuni Bank Ltd/The	20,000		109
Imperial Tobacco Group PLC	561,166		22,441		Hang Seng Bank Ltd	26,500		363
KT&G Corp	285,880		19,620		Hiroshima Bank Ltd/The	15,000		61
Philip Morris International Inc	225,700		20,203		Hokuhoku Financial Group Inc	59,000		103
			$83,607		HSBC Holdings PLC	1,360,966		12,306
					HSBC Holdings PLC	3,015,175		27,219
Airlines - 1.33%					Intesa Sanpaolo SpA	353,553		536
Cathay Pacific Airways Ltd	55,000		93		Intesa Sanpaolo SpA - RSP	44,055		59
Qantas Airways Ltd (a)	52,437		89		Israel Discount Bank Ltd (a)	37,342		48
Ryanair Holdings PLC ADR(a)	296,300		9,976
					Mitsubishi UFJ Financial Group Inc	448,600		2,154
Singapore Airlines Ltd	1,096,000		9,454		Mizrahi Tefahot Bank Ltd (a)	2,043		18
			$19,612		Mizuho Financial Group Inc	803,500		1,267
Apparel - 1.11%					National Australia Bank Ltd	78,509		2,052
Yue Yuen Industrial Holdings Ltd	4,885,200		16,297		Natixis	43,528		133
					Nishi-Nippon City Bank Ltd/The	21,000		55
					Nordea Bank AB	94,962		840
Automobile Manufacturers - 2.51%					Oversea-Chinese Banking Corp Ltd	43,846		317
Daimler AG	30,292		1,676		Pohjola Bank PLC	3,262		35
Fiat SpA (a)	18,067		87		Raiffeisen Bank International AG	2,308		77
Fuji Heavy Industries Ltd	27,000		204		Resona Holdings Inc	56,700		241
Honda Motor Co Ltd	429,500		15,457		Shizuoka Bank Ltd/The	27,000		283
Isuzu Motors Ltd	55,000		314		Skandinaviska Enskilda Banken AB	1,433,931		9,661
Mazda Motor Corp (a)	61,000		99		Societe Generale SA	23,812		564
Nissan Motor Co Ltd	84,400		878		Sumitomo Mitsui Financial Group Inc	41,000		1,312
Renault SA	6,426		292		Sumitomo Mitsui Trust Holdings Inc	107,070		314
Toyota Motor Corp	431,700		17,690		Svenska Handelsbanken AB	17,189		556
Volkswagen AG	695		119		UBS AG (a)	766,824		9,576
			$36,816		UniCredit SpA (a)	79,140		316
Automobile Parts & Equipment - 0.14%					United Overseas Bank Ltd	947,272		14,697
Cie Generale des Etablissements Michelin	6,017		450		Westpac Banking Corp	92,608		2,182
Denso Corp	16,100		521		Yamaguchi Financial Group Inc	6,000		51
JTEKT Corp	10,500		115					$171,187
NGK Spark Plug Co Ltd	7,000		100		Building Materials - 0.14%
NHK Spring Co Ltd	2,600		27		Asahi Glass Co Ltd	33,000		260
NOK Corp	4,900		101		Boral Ltd	35,745		140
Stanley Electric Co Ltd	6,800		104		CRH PLC	21,969		446
Sumitomo Electric Industries Ltd	25,200		340		Fletcher Building Ltd	21,444		109
Toyoda Gosei Co Ltd	3,000		61		Geberit AG (a)	645		136
Toyota Industries Corp	8,400		237		HeidelbergCement AG	3,309		182
			$2,056		Holcim Ltd (a)	7,379		460
Banks - 11.65%					Lafarge SA	6,144		240
Aozora Bank Ltd	26,000		67		Nippon Sheet Glass Co Ltd	43,000		56
Australia & New Zealand Banking Group Ltd	93,844		2,325					$2,029
Banca Carige SpA	19,851		21		Chemicals - 5.59%
Banco Bilbao Vizcaya Argentaria SA	163,447		1,106		Air Liquide SA	66,980		8,615
Banco Bilbao Vizcaya Argentaria SA - Rights	163,447		23		Air Water Inc	6,000		76
(a)					Akzo Nobel NV	360,401		19,329
Banco Popolare SC	83,319		124		Arkema SA	1,306		116
Banco Popular Espanol SA	48,751		156		Asahi Kasei Corp	39,000		241
Banco Santander SA	2,734,355		17,167		Bayer AG	160,207		11,289
Bank Hapoalim BM	49,986		185		Daicel Corp	13,000		82
Bank Leumi Le-Israel BM	55,695		174		Givaudan SA (a)	14,149		13,736
Bank of Kyoto Ltd/The	15,000		127		Huabao International Holdings Ltd (c)	1,362,000		699
Bankinter SA	10,139		45		JSR Corp	8,400		166
Barclays PLC	6,666,334		23,601		Kaneka Corp	13,000		80
Bendigo and Adelaide Bank Ltd	18,229		143		Koninklijke DSM NV	5,335		306

See accompanying notes

Schedule of Investments
Overseas Fund
April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Chemicals (continued)					Electric (continued)
Kuraray Co Ltd	5,600		$80		Power Assets Holdings Ltd	42,000		$314
Linde AG	106,947		18,305		Red Electrica Corp SA	5,972		260
Mitsubishi Chemical Holdings Corp	64,000		337		RWE AG	18,441		793
Mitsui Chemicals Inc	39,000		113		SP AusNet	67,349		77
Shin-Etsu Chemical Co Ltd	136,200		7,861		SSE PLC	14,112		303
Showa Denko KK	70,000		156		Terna Rete Elettrica Nazionale SpA	56,978		212
Sumitomo Chemical Co Ltd	74,000		304		Tohoku Electric Power Co Inc	21,300		223
Tosoh Corp	12,000		33		Tokyo Electric Power Co Inc/The (a)	44,400		111
Ube Industries Ltd/Japan	48,000		123					$13,568
Wacker Chemie AG	480		39
			$82,086		Electrical Components & Equipment - 1.59%
					Brother Industries Ltd	11,100		149
Commercial Services - 0.05%					Hitachi Ltd	153,000		975
Abertis Infraestructuras SA	9,165		142		Legrand SA	368,324		12,434
Dai Nippon Printing Co Ltd	26,000		231		Mabuchi Motor Co Ltd	234,000		9,789
Reed Elsevier PLC	28,740		238					$23,347
Securitas AB	14,792		135
Toppan Printing Co Ltd	8,000		54		Electronics - 1.18%
			$800		Koninklijke Philips Electronics NV	30,350		604
					Nippon Electric Glass Co Ltd	18,000		146
Computers - 0.74%					Yokogawa Electric Corp	1,720,900		16,518
Cap Gemini SA	3,496		136					$17,268
Fujitsu Ltd	64,000		311
Gemalto NV	140,798		10,489		Engineering & Construction - 3.16%
					ABB Ltd (a)	216,100		3,938
			$10,936		ABB Ltd ADR(a)	61,400		1,159
Consumer Products - 0.01%					Acciona SA	420		26
Husqvarna AB	21,100		121		ACS Actividades de Construccion y Servicios	6,691		123
					SA
					Balfour Beatty PLC	2,471,190		10,472
Cosmetics & Personal Care - 0.10%					Bouygues SA	8,925		243
Oriflame Cosmetics SA	40,378		1,449		Eiffage SA	1,244		42
					JGC Corp	602,000		17,335
Distribution & Wholesale - 4.20%					Kinden Corp	6,000		42
Hitachi High-Technologies Corp	2,900		73		Leighton Holdings Ltd	4,650		99
ITOCHU Corp	1,701,700		19,253		SembCorp Industries Ltd	763,000		3,099
Jardine Cycle & Carriage Ltd	651,100		24,732		Skanska AB	18,894		308
Marubeni Corp	54,000		375		Sydney Airport	17,586		53
Mitsubishi Corp	47,000		1,019		Tecnicas Reunidas SA	223,048		8,709
Mitsui & Co Ltd	58,000		906		Vinci SA	15,664		726
Sojitz Corp	59,000		99					$46,374
Sumitomo Corp	1,056,200		15,010
Toyota Tsusho Corp	10,000		198		Entertainment - 0.62%
			$61,665		OPAP SA	439,445		3,927
					Sankyo Co Ltd	102,400		4,937
Diversified Financial Services - 1.39%					TABCORP Holdings Ltd	35,075		105
Aeon Credit Service Co Ltd	3,600		63		Tatts Group Ltd	65,950		177
ASX Ltd	8,363		278					$9,146
Credit Saison Co Ltd	7,000		150
Daiwa Securities Group Inc	78,000		295		Food - 2.03%
Deutsche Boerse AG	119,015		7,473		Carrefour SA	17,370		349
Macquarie Group Ltd	10,484		316		Casino Guichard Perrachon SA	56,719		5,573
Nomura Holdings Inc	125,100		513		Dairy Crest Group PLC	1,128,298		5,513
Old Mutual PLC	161,289		387		Delhaize Group SA	4,811		234
ORIX Corp	3,600		344		First Pacific Co Ltd/Hong Kong	34,000		37
Shinhan Financial Group Co Ltd	306,765		10,647		J Sainsbury PLC	57,655		288
			$20,466		Kikkoman Corp	3,000		35
					Koninklijke Ahold NV	19,212		244
Electric - 0.92%					Metcash Ltd	36,442		150
A2A SpA	51,805		33		Nestle SA	39,370		2,413
AGL Energy Ltd	22,337		348		TESCO PLC	2,906,320		14,975
Chubu Electric Power Co Inc	22,700		372					$29,811
Chugoku Electric Power Co Inc/The	14,000		240
CLP Holdings Ltd	66,000		565		Forest Products & Paper - 0.49%
E.ON AG	67,861		1,536		DS Smith PLC	2,302,737		6,273
EDP - Energias de Portugal SA	90,171		258		Nippon Paper Group Inc	4,600		92
Electric Power Development Co Ltd	5,400		149		Stora Enso OYJ	27,485		188
Electricite de France SA	11,356		241		Svenska Cellulosa AB	17,388		276
Enel SpA	248,037		813		UPM-Kymmene OYJ	24,802		318
GDF Suez	266,568		6,137					$7,147
Kansai Electric Power Co Inc/The	22,900		332		Gas - 3.19%
Kyushu Electric Power Co Inc	18,900		251		Centrica PLC	101,143		503

See accompanying notes

Schedule of Investments Overseas Fund April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Gas (continued)					Investment Companies - 0.03%
Enagas SA	566,903		$9,960		BGP Holdings PLC (a),(b),(c)	738,711		$—
Gas Natural SDG SA	16,398		229		Investment AB Kinnevik	4,858		99
National Grid PLC	1,523,365		16,449		Investor AB	14,572		290
Osaka Gas Co Ltd	67,000		271					$389
Snam SpA	4,019,736		19,096
Tokyo Gas Co Ltd	75,000		362		Iron & Steel - 0.43%
			$46,870		ArcelorMittal	289,935		5,036
					Daido Steel Co Ltd	13,000		81
Hand & Machine Tools - 0.97%					JFE Holdings Inc	14,100		264
Fuji Electric Co Ltd	26,000		70		Nippon Steel Corp	173,000		431
Mori Seiki Co Ltd	612,400		6,103		Nisshin Steel Co Ltd	32,000		45
SMC Corp/Japan	48,500		8,100		SSAB AB - A Shares	3,697		38
THK Co Ltd	2,800		56		Sumitomo Metal Industries Ltd	158,000		284
			$14,329		Voestalpine AG	5,190		169

Healthcare - Services - 0.01%								$6,348
Sonic Healthcare Ltd	17,502		229		Leisure Products & Services - 0.00%
					Yamaha Corp	4,800		47
Holding Companies - Diversified - 0.10%
Groupe Bruxelles Lambert SA	3,811		264		Lodging - 0.01%
Hutchison Whampoa Ltd	73,000		699		Echo Entertainment Group Ltd	32,505		151
Swire Pacific Ltd	11,500		136
Wendel SA	1,008		76
Wharf Holdings Ltd	45,000		267		Machinery - Diversified - 0.92%
					Amada Co Ltd	1,216,000		8,254
			$1,442		Metso OYJ	3,924		168
Home Builders - 0.61%					Sumitomo Heavy Industries Ltd	25,000		129
Brookfield Incorporacoes SA	3,230,100		8,524		Teco Electric and Machinery Co Ltd	6,766,700		4,938
Sekisui Chemical Co Ltd	20,000		180					$13,489

Sekisui House Ltd	26,000		241		Media - 1.51%
			$8,945		Axel Springer AG	1,868		85
Home Furnishings - 0.02%					Fairfax Media Ltd	105,563		75
Electrolux AB	11,365		253		Reed Elsevier NV	1,822,111		21,502
					Sanoma OYJ	3,845		40
					Singapore Press Holdings Ltd	46,000		148
Insurance - 6.89%					Societe Television Francaise 1	2,731		27
Aegon NV (a)	51,699		240
					Wolters Kluwer NV	14,253		247
Allianz SE	16,406		1,830					$22,124
AMP Ltd	85,871		380
Aviva PLC	1,903,836		9,529		Metal Fabrication & Hardware - 0.00%
AXA SA	691,981		9,833		Sims Metal Management Ltd	3,915		58
Baloise Holding AG	2,245		174
CNP Assurances	7,017		99
Delta Lloyd NV	4,817		81		Mining - 2.06%
Gjensidige Forsikring ASA	9,448		106		Anglo American PLC	358,419		13,851
Hannover Rueckversicherung AG	2,848		172		Boliden AB	12,921		208
Helvetia Holding AG	25,968		9,314		Eurasian Natural Resources Corp PLC	570,795		5,203
ING GroepNV (a)	1,731,005		12,212		Mitsubishi Materials Corp	52,000		155
					OZ Minerals Ltd	14,942		144
Legal & General Group PLC	206,044		393		Rio Tinto PLC	156,163		8,754
Mapfre SA	36,374		105		Sumitomo Metal Mining Co Ltd	25,000		328
MS&AD Insurance Group Holdings	11,300		208
Muenchener Rueckversicherungs AG	101,829		14,791		Xstrata PLC	80,720		1,550
NKSJ Holdings Inc	12,800		263					$30,193
Prudential PLC	89,402		1,096		Miscellaneous Manufacturing - 1.84%
QBE Insurance Group Ltd	34,087		489		FUJIFILM Holdings Corp	15,900		337
RSA Insurance Group PLC	166,793		284		Konica Minolta Holdings Inc	22,000		179
Sampo OYJ	12,836		342		Orkla ASA	1,271,157		9,336
SCOR SE	8,163		216		Siemens AG	185,249		17,195
Sony Financial Holdings Inc	879,300		14,371					$27,047
Standard Life PLC	82,587		300
Suncorp Group Ltd	39,366		332		Office & Business Equipment - 1.39%
Swiss Re AG (a)	6,057		380		Canon Inc	386,300		17,510
Tokio Marine Holdings Inc	24,900		637		Neopost SA	1,559		90
Vienna Insurance Group AG Wiener	1,814		74		Ricoh Co Ltd	32,000		287
Versicherung Gruppe					Seiko Epson Corp	4,000		53
Zurich Insurance Group AG (a)	93,436		22,893		Toshiba TEC Corp	609,600		2,467
			$101,144					$20,407

Internet - 0.01%					Oil & Gas - 6.58%
SBI Holdings Inc/Japan	1,056		85		BP PLC	4,561,391		32,952
					Caltex Australia Ltd	6,377		91
					Cosmo Oil Co Ltd	28,000		78

See accompanying notes

Schedule of Investments Overseas Fund April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Oil & Gas (continued)					REITS (continued)
ENI SpA	562,325		$12,495		Hammerson PLC	33,488		$227
Idemitsu Kosan Co Ltd	600		55		Japan Prime Realty Investment Corp	31		89
Inpex Corp	48		317		Japan Real Estate Investment Corp	25		222
Japan Petroleum Exploration Co	1,400		64		Japan Retail Fund Investment Corp	56		89
JX Holdings Inc	75,010		423		Land Securities Group PLC	27,557		325
Royal Dutch Shell PLC - A Shares	526,622		18,782		Mirvac Group	161,436		217
Royal Dutch Shell PLC - A Shares	111,444		3,975		Nippon Building Fund Inc	28		266
Royal Dutch Shell PLC - B Shares	81,348		2,977		Nomura Real Estate Office Fund Inc	12		70
Showa Shell Sekiyu KK	8,900		56		Westfield Group	74,241		710
Statoil ASA	395,971		10,625		Westfield Retail Trust	47,802		135
Total SA	287,903		13,820					$3,825

			$96,710		Retail - 1.41%
Oil & Gas Services - 1.60%					Aeon Co Ltd	20,400		266
Petrofac Ltd	371,868		10,501		Harvey Norman Holdings Ltd	25,094		53
Technip SA	114,895		13,048		Marks & Spencer Group PLC	48,443		281
			$23,549		PPR	2,542		425
					Rallye SA	230,869		7,710
Packaging & Containers - 0.91%					Seven & I Holdings Co Ltd	16,400		496
Amcor Ltd/Australia	40,855		319		Statoil Fuel & Retail ASA	1,264,200		11,328
Rexam PLC	1,860,594		12,988		USS Co Ltd	1,030		105
			$13,307					$20,664

Pharmaceuticals - 7.21%					Semiconductors - 0.43%
Alfresa Holdings Corp	1,800		83		Tokyo Electron Ltd	114,300		6,334
Astellas Pharma Inc	15,100		612
AstraZeneca PLC	54,093		2,370
Daiichi Sankyo Co Ltd	20,200		347		Shipbuilding - 1.15%
Eisai Co Ltd	14,200		555		Hyundai Heavy Industries Co Ltd	32,028		7,959
GlaxoSmithKline PLC	67,078		1,550		SembCorp Marine Ltd	2,161,000		8,842
Kyowa Hakko Kirin Co Ltd	5,000		53		Yangzijiang Shipbuilding Holdings Ltd	45,000		43
Novartis AG	685,646		37,858					$16,844
Ono Pharmaceutical Co Ltd	3,900		221		Software - 1.36%
Orion OYJ	4,521		92
Roche Holding AG	75,497		13,798		Amadeus IT Holding SA	7,400		152
					Sage Group PLC/The	1,532,136		7,118
Sanofi	498,565		38,082		SAP AG	115,944		7,689
Suzuken Co Ltd	3,300		100		UBISOFT Entertainment (a)	719,866		4,962
Takeda Pharmaceutical Co Ltd	26,900		1,174		UBISOFT Entertainment - Warrants (a)	670,461		24
Teva Pharmaceutical Industries Ltd	15,731		719
Teva Pharmaceutical Industries Ltd ADR	181,900		8,320					$19,945
			$105,934		Storage & Warehousing - 0.00%
Pipelines - 0.01%					Mitsubishi Logistics Corp	2,000		22
APA Group	16,689		90
					Telecommunications - 4.05%
					Belgacom SA	7,186		204
Real Estate - 0.18%					Cellcom Israel Ltd	2,575		32
CapitaLand Ltd	120,000		284
CapitaMalls Asia Ltd	41,000		51		Deutsche Telekom AG	85,828		968
					Elisa OYJ	6,680		151
Cheung Kong Holdings Ltd	42,500		562		Foxconn International Holdings Ltd (a)	51,000		24
Fraser and Neave Ltd	15,000		85
Global Logistic Properties Ltd (a)	43,000		71		France Telecom SA	55,775		764
					HKT Trust / HKT Ltd (a)	4,086		3
Henderson Land Development Co Ltd	44,000		250
Hopewell Holdings Ltd	26,500		71		KDDI Corp	1,746		11,430
Hysan Development Co Ltd	30,000		136		Koninklijke KPN NV	44,445		399
					Nippon Telegraph & Telephone Corp	15,000		679
IMMOFINANZ AG	46,544		164		Nokia OYJ	112,651		408
Keppel Land Ltd	35,000		89		NTT DoCoMo Inc	526		898
Kerry Properties Ltd	33,500		152
Sino Land Co Ltd	138,940		238		PCCW Ltd	188,000		70
Sun Hung Kai Properties Ltd	23,000		275		Singapore Telecommunications Ltd	131,000		329
					StarHub Ltd	14,000		36
Tokyu Land Corp	20,000		96		Swisscom AG	701		261
UOL Group Ltd	21,000		77		Telecom Corp of New Zealand Ltd	94,946		204
			$2,601		Telecom Italia SpA	343,591		390
REITS - 0.26%					Telecom Italia SpA - RSP	283,666		266
Ascendas Real Estate Investment Trust	83,000		139		Telefonaktiebolaget LM Ericsson	58,884		584
British Land Co PLC	39,898		317		Telefonica SA	123,560		1,804
CapitaMall Trust	102,000		148		TeliaSonera AB	79,206		527
CFS Retail Property Trust	87,203		174		Telstra Corp Ltd	131,005		483
Corio NV	2,833		127		Vivendi SA	37,511		694
Dexus Property Group	228,624		222		Vodafone Group PLC	13,666,782		37,830
Fonciere Des Regions	1,293		100					$59,438
Goodman Group	66,382		248

See accompanying notes

Schedule of Investments
Overseas Fund
April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	REPURCHASE AGREEMENTS	Maturity

Textiles - 0.01%					(continued)	Amount (000's)	Value	(000	's)
Teijin Ltd	44,000		$148		Banks (continued)
					Investment in Joint Trading Account; Merrill	$7,499		$7,499
					Lynch Repurchase Agreement; 0.17%
Toys, Games & Hobbies - 0.22%					dated 04/30/12 maturing 05/01/12
Nintendo Co Ltd	24,500		3,307		(collateralized by US Government Security;
					$7,649,298; 1.50%; dated 07/31/16)
Transportation - 1.88%								$33,949
AP Moeller - Maersk A/S - A shares	25		186		TOTAL REPURCHASE AGREEMENTS			$33,949
AP Moeller - Maersk A/S - B shares	46		360		Total Investments			$1,444,407
ComfortDelGro Corp Ltd	89,000		110		Other Assets in Excess of Liabilities, Net - 1.66%			$24,403
Deutsche Post AG	727,339		13,583		TOTAL NET ASSETS - 100.00%			$1,468,810
Kamigumi Co Ltd	11,000		88
Kawasaki Kisen Kaisha Ltd	34,000		72
Mitsui OSK Lines Ltd	53,000		205		(a) Non-Income Producing Security
Nippon Yusen KK	72,000		213		(b) Security is Illiquid
Orient Overseas International Ltd	10,000		68		(c)	Market value is determined in accordance with procedures established in
PostNL NV	1,664,018		7,241		good faith by the Board of Directors. At the end of the period, the value of
TNT Express NV	409,372		4,972		these securities totaled $699 or 0.05% of net assets.
Toll Holdings Ltd	32,187		195
West Japan Railway Co	8,000		329

			$27,622		Unrealized Appreciation (Depreciation)
Water- 0.01%					The net federal income tax unrealized appreciation (depreciation) and federal tax
Suez Environnement Co	8,560		121		cost of investments held as of the period end were as follows:

TOTAL COMMON STOCKS			$1,409,532		Unrealized Appreciation			$162,571
PREFERRED STOCKS - 0.06%	Shares Held	Value	(000	's)	Unrealized Depreciation			(131,276)
					Net Unrealized Appreciation (Depreciation)			$31,295
Automobile Manufacturers - 0.05%					Cost for federal income tax purposes			$1,413,112
Bayerische Motoren Werke AG	2,465		153
Porsche Automobil Holding SE	4,701		287		All dollar amounts are shown in thousands (000's)
Volkswagen AG	1,693		321
			$761		Portfolio Summary (unaudited)
Electric - 0.00%					Country			Percent
RWE AG	1,841		73		United Kingdom			22 .04%
					Japan			15 .95%
					France			9.21%
Media- 0.01%					Germany			8.58%
ProSiebenSat.1 Media AG	3,618		92		Switzerland			8.07%
					Netherlands			7.09%
TOTAL PREFERRED STOCKS			$926		Singapore			4.31%
	Maturity				United States			3.68%
REPURCHASE AGREEMENTS - 2.31%	Amount (000's)	Value	(000	's)	Norway			2.97%
Banks- 2.31%					Spain			2.73%
Investment in Joint Trading Account; Credit	$7,182		$7,182		Korea, Republic Of			2.60%
Suisse Repurchase Agreement; 0.16%					Italy			2.53%
dated 04/30/12 maturing 05/01/12					Brazil			1.56%
(collateralized by US Government					Hong Kong			1.50%
Securities; $7,325,305; 0.00% - 11.25%;					Australia			1.09%
dated 02/15/15 - 08/15/39)					Sweden			0.96%
Investment in Joint Trading Account; Deutsche	14,013		14,013		Denmark			0.79%
Bank Repurchase Agreement; 0.20% dated					Ireland			0.75%
04/30/12 maturing 05/01/12 (collateralized					Israel			0.64%
by US Government Securities;					Luxembourg			0.44%
$14,293,278; 0.00% - 8.20%; dated					Taiwan, Province Of China			0.34%
05/01/12 - 07/15/37)					Greece			0.27%
Investment in Joint Trading Account; JP	5,255		5,255		Finland			0.11%
Morgan Repurchase Agreement; 0.18%					Belgium			0.05%
dated 04/30/12 maturing 05/01/12					Austria			0.03%
(collateralized by US Government					New Zealand			0.02%
Securities; $5,359,981; 0.00% - 8.38%;					Portugal			0.02%
dated 02/08/13 - 04/23/32)					China			0.01%
					Other Assets in Excess of Liabilities, Net			1.66%
					TOTAL NET ASSETS			100.00%

See accompanying notes

		Schedule of Investments
Overseas Fund
April 30, 2012 (unaudited)

Foreign Currency Contracts

Foreign Currency Sale						Net Unrealized
Contracts	Counterparty	Delivery Date Contracts to Deliver In Exchange For			Value	Appreciation/(Depreciation)
Euro	Bank of New York Mellon	7/26/2012	9,216,531	$12,180	$12,204	$(24)
Total						$(24)

All dollar amounts are shown in thousands (000's)

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value		Appreciation/(Depreciation)
eMini MSCI EAFE; June 2012	Long	484	$36,864		$36,460	$(404)
S&P 500 Emini; June 2012	Long	225	15,379		15,678	299
Total						$(105)
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
Principal Capital Appreciation Fund
April 30, 2012 (unaudited)

COMMON STOCKS - 98.13%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Aerospace & Defense - 2.28%					Computers (continued)
Boeing Co/The	329,132		$25,277		Mentor Graphics Corp (a)	114,233		$1,651
Northrop Grumman Corp	117,887		7,460					$72,878
Teledyne Technologies Inc (a)	116,691		7,541
			$40,278		Consumer Products - 1.48%
					Clorox Co/The	90,839		6,368
Agriculture - 0.46%					Kimberly-Clark Corp	80,841		6,344
Archer-Daniels-Midland Co	260,514		8,032		Tupperware Brands Corp	112,625		7,015
					WD-40 Co	139,446		6,286

Airlines - 0.55%								$26,013
Alaska Air Group Inc (a)	195,472		6,607		Cosmetics & Personal Care - 0.63%
Cathay Pacific Airways Ltd ADR	376,805		3,169		Procter & Gamble Co/The	175,141		11,146
			$9,776

Apparel - 1.47%					Distribution & Wholesale - 0.49%
Nike Inc	231,483		25,896		Pool Corp	234,154		8,643

Automobile Manufacturers - 0.96%					Diversified Financial Services - 2.92%
Nissan Motor Co Ltd ADR	163,122		3,377		Ameriprise Financial Inc	86,616		4,695
PACCAR Inc	316,277		13,587		Charles Schwab Corp/The	1,123,690		16,069
			$16,964		Franklin Resources Inc	181,583		22,791
					T Rowe Price Group Inc	124,359		7,849
Automobile Parts & Equipment - 0.78%								$51,404
Autoliv Inc	55,582		3,487
Johnson Controls Inc	322,447		10,309		Electric - 0.88%
			$13,796		Duke Energy Corp	329,922		7,070
					Edison International	188,764		8,308
Banks - 5.23%					Xcel Energy Inc	5,919		160
City National Corp/CA	103,565		5,516					$15,538
East West Bancorp Inc	232,920		5,304
JP Morgan Chase & Co	501,823		21,568		Electronics - 1.75%
PNC Financial Services Group Inc	52,567		3,486		Electro Scientific Industries Inc	61,344		875
State Street Corp	201,190		9,299		FEI Co (a)	149,986		7,525
US Bancorp	422,815		13,602		FLIR Systems Inc	97,229		2,184
Wells Fargo & Co	925,798		30,949		Thermo Fisher Scientific Inc	112,068		6,236
Westamerica Bancorporation	53,389		2,449		Trimble Navigation Ltd (a)	135,452		7,333
			$92,173		Waters Corp (a)	80,588		6,778

Beverages - 1.91%								$30,931
Brown-Forman Corp	83,144		7,180		Engineering & Construction - 0.76%
Coca Cola Hellenic Bottling Co SA ADR(a)	41,057		808		Granite Construction Inc	146,718		4,085
Coca-Cola Co/The	110,420		8,427		Jacobs Engineering Group Inc (a)	211,406		9,266
PepsiCo Inc	260,567		17,197					$13,351

			$33,612		Environmental Control - 0.46%
Biotechnology - 1.20%					Darling International Inc (a)	38,347		628
Gilead Sciences Inc (a)	263,927		13,727		Energy Recovery Inc (a)	120,966		254
Life Technologies Corp (a)	159,623		7,400		Waste Connections Inc	225,936		7,282
			$21,127					$8,164

Building Materials - 0.64%					Food - 1.95%
Apogee Enterprises Inc	259,214		3,981		Campbell Soup Co	59,408		2,010
Simpson Manufacturing Co Inc	235,574		7,310		Dairy Farm International Holdings Ltd ADR	204,082		10,486
			$11,291		Dean Foods Co (a)	42,418		521
					General Mills Inc	363,242		14,126
Chemicals - 1.64%					Kroger Co/The	210,868		4,907
CF Industries Holdings Inc	34,017		6,567		Ralcorp Holdings Inc (a)	33,097		2,410
FMC Corp	89,371		9,871					$34,460
International Flavors & Fragrances Inc	61,600		3,709
PPG Industries Inc	33,476		3,523		Gas - 1.86%
Sigma-Aldrich Corp	73,076		5,181		Northwest Natural Gas Co	17,579		803
			$28,851		Sempra Energy	492,798		31,904

Commercial Services - 1.06%								$32,707
Hertz Global Holdings Inc (a)	614,140		9,464		Healthcare - Products - 1.43%
Robert Half International Inc	169,954		5,065		Becton Dickinson and Co	79,496		6,236
TrueBlue Inc (a)	239,016		4,125		Medtronic Inc	154,078		5,886
			$18,654		ResMed Inc (a)	57,161		1,944
					Techne Corp	59,631		3,992
Computers - 4.13%					Varian Medical Systems Inc (a)	111,503		7,071
Apple Inc (a)	51,057		29,830
EMC Corp/MA (a)	351,978		9,929					$25,129
Hewlett-Packard Co	208,442		5,161		Healthcare - Services - 0.72%
International Business Machines Corp	127,038		26,307		DaVita Inc (a)	115,345		10,217

See accompanying notes

     Schedule of Investments Principal Capital Appreciation Fund April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Healthcare - Services (continued)					Oil & Gas Services - 0.51%
Health Net Inc (a)	68,225		$2,430		Natural Gas Services Group Inc (a)	211,034		$2,752
			$12,647		Schlumberger Ltd	83,274		6,174

Insurance - 1.97%								$8,926
ACE Ltd	59,542		4,523		Pharmaceuticals - 7.07%
Fidelity National Financial Inc	208,848		4,024		Abbott Laboratories	331,093		20,548
HCC Insurance Holdings Inc	305,600		9,767		Allergan Inc/United States	266,167		25,552
MetLife Inc	146,115		5,265		Bristol-Myers Squibb Co	526,471		17,568
StanCorp Financial Group Inc	156,583		6,010		Forest Laboratories Inc (a)	118,470		4,126
XL Group PLC	236,304		5,083		Johnson & Johnson	271,758		17,689
			$34,672		McKesson Corp	214,307		19,590
					Medicis Pharmaceutical Corp	130,786		5,031
Internet - 2.86%					Teva Pharmaceutical Industries Ltd ADR	104,543		4,782
Amazon.com Inc (a)	61,071		14,162
					VCA Antech Inc (a)	256,298		6,064
eBay Inc (a)	313,368		12,864
					Watson Pharmaceuticals Inc (a)	49,656		3,742
Google Inc (a)	38,756		23,456
								$124,692
			$50,482
					Publicly Traded Investment Fund - 0.81%
Iron & Steel - 1.21%					iShares Russell 3000 Index Fund	173,173		14,342
Reliance Steel & Aluminum Co	179,834		10,051
Schnitzer Steel Industries Inc	284,341		11,337
			$21,388		REITS - 3.45%
					Alexandria Real Estate Equities Inc	161,424		12,094
Leisure Products & Services - 0.65%					Annaly Capital Management Inc	82,232		1,342
Ambassadors Group Inc	167,594		903		Essex Property Trust Inc	53,539		8,457
Carnival Corp	175,936		5,716		HCP Inc	329,817		13,671
Harley-Davidson Inc	93,976		4,918		Plum Creek Timber Co Inc	101,921		4,285
			$11,537		Sabra Health Care REIT Inc	64,653		1,082
Lodging - 0.31%					Ventas Inc	65,684		3,862
Red Lion Hotels Corp (a)	656,617		5,476		Weyerhaeuser Co	784,333		15,969
								$60,762

Machinery - Construction & Mining - 0.20%					Retail - 7.43%
Caterpillar Inc	34,127		3,507		Best Buy Co Inc	102,778		2,268
					Copart Inc (a)	404,008		10,670
					Costco Wholesale Corp	332,148		29,286
Machinery - Diversified - 1.36%					CVS Caremark Corp	104,602		4,667
AGCO Corp (a)	35,727		1,664
					Home Depot Inc/The	172,654		8,942
Cascade Corp	118,338		5,570		Jack in the Box Inc (a)	145,864		3,314
Deere & Co	203,575		16,767		McDonald's Corp	146,829		14,308
			$24,001		Nordstrom Inc	297,698		16,629
Media - 1.91%					Starbucks Corp	455,367		26,129
Viacom Inc	162,925		7,558		Wal-Mart Stores Inc	173,090		10,197
Walt Disney Co/The	604,294		26,051		Yum! Brands Inc	62,955		4,579
			$33,609					$130,989

Metal Fabrication & Hardware - 0.63%					Savings & Loans - 0.81%
Precision Castparts Corp	63,208		11,148		Washington Federal Inc	815,362		14,301

Mining - 0.63%					Semiconductors - 4.23%
Freeport-McMoRan Copper & Gold Inc	292,264		11,194		Applied Materials Inc	586,520		7,032
					Avago Technologies Ltd	137,510		4,741
					Intel Corp	805,204		22,868
Miscellaneous Manufacturing - 1.75%					LSI Corp (a)	347,214		2,792
Aptargroup Inc	78,692		4,290		Microchip Technology Inc	323,280		11,425
Crane Co	135,265		5,969		Novellus Systems Inc (a)	207,937		9,721
General Electric Co	1,051,076		20,580		QLogic Corp (a)	225,749		3,894
			$30,839		Qualcomm Inc	138,527		8,844
					Supertex Inc (a)	161,221		3,300
Oil & Gas - 9.98%
Apache Corp	273,211		26,212					$74,617
Berry Petroleum Co	50,940		2,320		Shipbuilding - 0.07%
Chevron Corp	445,553		47,478		Huntington Ingalls Industries Inc (a)	30,194		1,191
CNOOC Ltd ADR	26,933		5,700
Devon Energy Corp	234,682		16,393
Energen Corp	133,203		6,977		Software - 5.71%
					Actuate Corp (a)	378,228		2,685
Exxon Mobil Corp	294,010		25,385		Adobe Systems Inc (a)	450,002		15,102
HollyFrontier Corp	99,886		3,078		Autodesk Inc (a)	173,045		6,813
Nabors Industries Ltd (a)	209,136		3,482		BMC Software Inc (a)	84,513		3,487
Occidental Petroleum Corp	312,847		28,538		Informatica Corp (a)	108,956		5,014
Total SA ADR	214,249		10,308
			$175,871		Microsoft Corp	1,263,625		40,461
					Omnicell Inc (a)	165,715		2,365

See accompanying notes

     Schedule of Investments Principal Capital Appreciation Fund April 30, 2012 (unaudited)

					Unrealized Appreciation (Depreciation)
					The net federal income tax unrealized appreciation (depreciation) and federal tax
COMMON STOCKS (continued)	Shares Held	Value	(000	's)	cost of investments held as of the period end were as follows:
Software (continued)
Oracle Corp	628,097		$18,460		Unrealized Appreciation	$580,712
Quest Software Inc (a)	156,023		3,631		Unrealized Depreciation	(27,220)
Tyler Technologies Inc (a)	64,139		2,562		Net Unrealized Appreciation (Depreciation)	$553,492
			$100,580		Cost for federal income tax purposes	$1,208,129

Telecommunications - 3.93%					All dollar amounts are shown in thousands (000's)
AT&T Inc	645,025		21,228
China Mobile Ltd ADR	213,499		11,815		Portfolio Summary (unaudited)
Cisco Systems Inc	480,915		9,690		Sector	Percent
Corning Inc	516,855		7,417		Consumer, Non-cyclical	17 .91%
Polycom Inc (a)	231,279		3,069
					Financial	16 .19%
Verizon Communications Inc	397,778		16,062		Technology	14 .07%
			$69,281		Consumer, Cyclical	13 .34%
Toys, Games & Hobbies - 0.70%					Industrial	12 .02%
Hasbro Inc	72,873		2,678		Energy	10 .49%
Mattel Inc	285,423		9,590		Communications	8.70%
			$12,268		Basic Materials	3.48%
					Utilities	2.93%
Transportation - 1.88%					Exchange Traded Funds	0.81%
Con-way Inc	93,632		3,043		Other Assets in Excess of Liabilities, Net	0.06%
Expeditors International of Washington Inc	464,468		18,579		TOTAL NET ASSETS	100.00%
Union Pacific Corp	101,762		11,442
			$33,064

Trucking & Leasing - 0.24%
Greenbrier Cos Inc (a)	247,163		4,264

Water- 0.19%
California Water Service Group	183,500		3,323

TOTAL COMMON STOCKS			$1,729,785
	Maturity
REPURCHASE AGREEMENTS - 1.81%	Amount (000's)	Value	(000	's)

Banks- 1.81%
Investment in Joint Trading Account; Credit	$6,735		$6,735
Suisse Repurchase Agreement; 0.16%
dated 04/30/12 maturing 05/01/12
(collateralized by US Government
Securities; $6,869,479; 0.00% - 11.25%;
dated 02/15/15 - 08/15/39)
Investment in Joint Trading Account; Deutsche	13,141		13,141
Bank Repurchase Agreement; 0.20% dated
04/30/12 maturing 05/01/12 (collateralized
by US Government Securities;
$13,403,860; 0.00% - 8.20%; dated
05/01/12 - 07/15/37)
Investment in Joint Trading Account; JP	4,928		4,928
Morgan Repurchase Agreement; 0.18%
dated 04/30/12 maturing 05/01/12
(collateralized by US Government
Securities; $5,026,448; 0.00% - 8.38%;
dated 02/08/13 - 04/23/32)
Investment in Joint Trading Account; Merrill	7,033		7,032
Lynch Repurchase Agreement; 0.17%
dated 04/30/12 maturing 05/01/12
(collateralized by US Government Security;
$7,173,310; 1.50%; dated 07/31/16)
			$31,836
TOTAL REPURCHASE AGREEMENTS			$31,836
Total Investments			$1,761,621
Other Assets in Excess of Liabilities, Net - 0.06%			$1,072
TOTAL NET ASSETS - 100.00%			$1,762,693

(a) Non-Income Producing Security

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2010 Fund
		April 30, 2012 (unaudited)

INVESTMENT COMPANIES - 100.06%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 100.06%
Bond & Mortgage Securities Fund (a)	17,996,379	$195,261
Bond Market Index Fund (a)	7,804,932	85,932
Core Plus Bond Fund I (a)	17,578,663	198,463
Diversified International Fund (a)	6,236,657	61,182
Diversified Real Asset Fund (a)	5,568,058	65,703
Equity Income Fund (a)	4,256,087	81,802
Global Diversified Income Fund (a)	6,187,416	83,530
Global Multi-Strategy Fund (a),(b)	2,233,142	22,934
High Yield Fund I (a)	4,387,447	47,209
Inflation Protection Fund (a)	17,530,525	156,723
International Emerging Markets Fund (a)	1,156,075	28,832
International Equity Index Fund (a)	2,141,573	20,688
International Fund I (a)	2,931,133	31,304
LargeCap Growth Fund (a)	1,626,492	14,882
LargeCap Growth Fund I (a)	10,753,138	112,155
LargeCap S&P 500 Index Fund (a)	6,361,072	62,466
LargeCap Value Fund (a)	3,526,498	36,499
LargeCap Value Fund I (a)	6,141,848	70,386
MidCap Blend Fund (a)	3,513,704	53,373
MidCap Growth Fund III (a),(b)	1,307,864	15,119
MidCap Value Fund I (a)	1,113,471	15,466
Overseas Fund (a)	6,376,866	61,282
Real Estate Securities Fund (a)	819,567	16,244
Short-Term Income Fund (a)	12,032,238	145,470
SmallCap Growth Fund I (a),(b)	1,990,162	23,444
SmallCap Value Fund II (a)	2,263,255	22,610
		$1,728,959
TOTAL INVESTMENT COMPANIES		$1,728,959
Total Investments		$1,728,959
Liabilities in Excess of Other Assets, Net - (0.06)%		$(1,010)
TOTAL NET ASSETS - 100.00%		$1,727,949

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$145,276
Unrealized Depreciation	(71,310)
Net Unrealized Appreciation (Depreciation)	$73,966
Cost for federal income tax purposes	$1,654,993

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	47 .98%
Domestic Equity Funds	30 .35%
International Equity Funds	11 .77%
Specialty Funds	9.96%
Liabilities in Excess of Other Assets, Net	(0.06)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2010 Fund
April 30, 2012 (unaudited)

	October 31,	October 31,					April 30,	April 30,
Affiliated Securities	2011	2011	Purchases	Purchases	Sales	Sales	2012	2012
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	18,707,954	$201,923	977,788	$10,495	1,689,363	$18,176	17,996,379	$194,235
Bond Market Index Fund	5,743,831	58,622	2,496,022	27,361	434,921	4,748	7,804,932	81,235
Core Plus Bond Fund I	16,607,455	175,018	1,800,860	19,967	829,652	9,175	17,578,663	185,845
Diversified International Fund	5,169,245	80,317	1,351,778	13,001	284,366	2,673	6,236,657	90,658
Diversified Real Asset Fund	5,478,873	56,521	364,029	4,174	274,844	3,185	5,568,058	57,581
Equity Income Fund	—	—	4,309,880	81,975	53,793	1,025	4,256,087	80,951
Global Diversified Income Fund	5,372,746	59,976	1,118,204	14,937	303,534	3,980	6,187,416	70,933
Global Multi-Strategy Fund	2,220,000	22,200	65,228	667	52,086	533	2,233,142	22,336
High Yield Fund I	5,007,915	48,805	602,655	6,184	1,223,123	13,000	4,387,447	42,159
Inflation Protection Fund	21,226,869	181,495	439,798	3,864	4,136,142	36,683	17,530,525	147,262
International Emerging Markets Fund	1,479,132	39,952	132,756	3,268	455,813	11,195	1,156,075	31,864
International Equity Index Fund	2,032,210	18,782	153,343	1,419	43,980	427	2,141,573	19,775
International Fund I	2,912,522	44,902	138,726	1,418	120,115	1,232	2,931,133	45,162
LargeCap Growth Fund	6,317,331	45,450	49,614	393	4,740,453	42,700	1,626,492	8,933
LargeCap Growth Fund I	10,457,841	82,924	813,339	7,500	518,042	5,002	10,753,138	85,640
LargeCap S&P 500 Index Fund	6,323,265	66,285	382,896	3,524	345,089	3,184	6,361,072	66,590
LargeCap Value Fund	5,266,401	54,142	214,013	2,074	1,953,916	20,042	3,526,498	34,219
LargeCap Value Fund I	9,328,569	102,963	398,135	4,263	3,584,856	40,576	6,141,848	69,860
MidCap Blend Fund	—	—	3,571,233	53,241	57,529	861	3,513,704	52,382
MidCap Growth Fund III	2,219,999	11,103	—	—	912,135	10,408	1,307,864	6,449
MidCap Value Fund I	1,865,390	13,406	12,890	159	764,809	10,407	1,113,471	7,825
Overseas Fund	5,008,147	44,635	1,651,430	15,480	282,711	2,673	6,376,866	57,449
Preferred Securities Fund	3,791,454	41,116	107,532	1,025	3,898,986	38,785	—	—
Real Estate Securities Fund	815,113	7,558	4,454	83	—	—	819,567	7,641
Short-Term Income Fund	9,742,810	116,997	2,869,719	34,571	580,291	6,952	12,032,238	144,612
SmallCap Growth Fund I	2,266,507	24,435	193,293	2,003	469,638	5,461	1,990,162	20,627
SmallCap Value Fund II	2,481,766	19,487	80,572	798	299,083	2,961	2,263,255	17,692

		$1,619,014		$313,844		$296,044		$1,649,915

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Fund		$3,690			$(7)			$—
Bond Market Index Fund		1,568			—			—
Core Plus Bond Fund I		5,155			35			—
Diversified International Fund		757			13			—
Diversified Real Asset Fund		696			71			1,039
Equity Income Fund		307			1			—
Global Diversified Income Fund		2,209			—			221
Global Multi-Strategy Fund		—			2			—
High Yield Fund I		4,190			170			553
Inflation Protection Fund		261			(1,414)			—
International Emerging Markets Fund		468			(161)			—
International Equity Index Fund		497			1			8
International Fund I		496			74			—
LargeCap Growth Fund		157			5,790			—
LargeCap Growth Fund I		146			218			3,472
LargeCap S&P 500 Index Fund		1,085			(35)			—
LargeCap Value Fund		718			(1,955)			—
LargeCap Value Fund I		1,608			3,210			—
MidCap Blend Fund		—			2			—
MidCap Growth Fund III		—			5,754			—
MidCap Value Fund I		159			4,667			—
Overseas Fund		2,161			7			1,075
Preferred Securities Fund		692			(3,356)			125
Real Estate Securities Fund		83			—			—
Short-Term Income Fund		1,387			(4)			—
SmallCap Growth Fund I		—			(350)			1,310
SmallCap Value Fund II		104			368			—
		$28,594			$13,101			$7,803
All dollar amounts are shown in thousands (000's)

See accompanying notes

			Schedule of Investments
			Principal LifeTime 2015 Fund
			April 30, 2012 (unaudited)

INVESTMENT COMPANIES - 99.99%	Shares Held	Value	(000	's)

Principal Funds, Inc. Institutional Class - 99.99%
Bond & Mortgage Securities Fund (a)	6,708,067		$72,782
Bond Market Index Fund (a)	4,201,700		46,261
Core Plus Bond Fund I (a)	6,670,857		75,314
Diversified International Fund (a)	2,993,756		29,369
Diversified Real Asset Fund (a)	1,984,410		23,416
Equity Income Fund (a)	1,568,961		30,155
Global Diversified Income Fund (a)	1,838,383		24,818
Global Multi-Strategy Fund (a),(b)	929,969		9,551
Global Real Estate Securities Fund (a)	960,884		7,428
High Yield Fund I (a)	1,571,495		16,909
Inflation Protection Fund (a)	3,953,307		35,342
International Emerging Markets Fund (a)	685,859		17,105
International Equity Index Fund (a)	1,385,777		13,387
International Fund I (a)	1,184,664		12,652
LargeCap Growth Fund (a)	1,996,528		18,268
LargeCap Growth Fund I (a)	6,213,584		64,808
LargeCap S&P 500 Index Fund (a)	3,983,491		39,118
LargeCap Value Fund (a)	2,300,362		23,809
LargeCap Value Fund I (a)	4,364,313		50,015
MidCap Blend Fund (a)	960,884		14,596
MidCap Growth Fund III (a),(b)	1,003,088		11,596
MidCap Value Fund I (a)	796,739		11,067
Overseas Fund (a)	2,984,193		28,678
Real Estate Securities Fund (a)	271,425		5,380
Short-Term Income Fund (a)	2,337,822		28,264
SmallCap Growth Fund I (a),(b)	1,027,046		12,099
SmallCap Value Fund II (a)	1,076,602		10,755
			$732,942
TOTAL INVESTMENT COMPANIES			$732,942
Total Investments			$732,942
Other Assets in Excess of Liabilities, Net - 0.01%			$93
TOTAL NET ASSETS - 100.00%			$733,035

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$106,754
Unrealized Depreciation	(3,386)
Net Unrealized Appreciation (Depreciation)	$103,368
Cost for federal income tax purposes	$629,574

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	39 .78%
Fixed Income Funds	37 .50%
International Equity Funds	14 .82%
Specialty Funds	7.89%
Other Assets in Excess of Liabilities, Net	0.01%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2015 Fund
April 30, 2012 (unaudited)

	October 31,	October 31,
Affiliated Securities	2011	2011	Purchases	Purchases	Sales	Sales	April 30, 2012 April 30, 2012
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	6,011,574	$55,723	864,390	$9,265	167,897	$1,802	6,708,067	$63,186
Bond Market Index Fund	2,027,272	21,044	2,278,925	25,002	104,497	1,143	4,201,700	44,903
Core Plus Bond Fund I	5,491,693	58,282	1,341,739	14,823	162,575	1,804	6,670,857	71,301
Diversified International Fund	2,482,017	20,678	587,049	5,569	75,310	713	2,993,756	25,536
Diversified Real Asset Fund	1,750,112	18,458	286,961	3,313	52,663	614	1,984,410	21,157
Equity Income Fund	—	—	1,579,154	30,262	10,193	192	1,568,961	30,070
Global Diversified Income Fund	1,539,479	19,470	347,850	4,595	48,946	646	1,838,383	23,419
Global Multi-Strategy Fund	2,150,000	21,500	61,757	632	1,281,788	13,139	929,969	9,304
Global Real Estate Securities Fund	191,179	1,402	775,933	5,819	6,228	48	960,884	7,173
High Yield Fund I	2,673,076	25,533	357,508	3,681	1,459,089	15,534	1,571,495	13,827
Inflation Protection Fund	4,736,769	37,907	458,788	4,021	1,242,250	10,894	3,953,307	31,472
International Emerging Markets Fund	728,683	12,932	55,140	1,343	97,964	2,405	685,859	11,858
International Equity Index Fund	1,119,135	10,585	302,123	2,808	35,481	337	1,385,777	13,056
International Fund I	140,432	2,151	1,079,895	11,679	35,663	370	1,184,664	13,450
LargeCap Growth Fund	3,291,291	21,384	214,626	1,755	1,509,389	13,512	1,996,528	11,198
LargeCap Growth Fund I	5,969,696	44,003	860,298	8,084	616,410	6,335	6,213,584	46,039
LargeCap S&P 500 Index Fund	3,566,910	24,803	515,890	4,760	99,309	924	3,983,491	28,647
LargeCap Value Fund	2,669,392	21,896	322,164	3,133	691,194	7,120	2,300,362	18,187
LargeCap Value Fund I	4,645,515	44,894	587,589	6,328	868,791	9,866	4,364,313	41,610
MidCap Blend Fund	—	—	969,752	14,415	8,868	131	960,884	14,284
MidCap Growth Fund III	977,638	7,084	44,248	505	18,798	205	1,003,088	7,384
MidCap Value Fund I	770,067	7,303	42,292	571	15,620	204	796,739	7,670
Overseas Fund	2,528,659	23,467	530,802	4,882	75,268	714	2,984,193	27,635
Preferred Securities Fund	1,346,087	12,673	43,981	421	1,390,068	13,904	—	—
Real Estate Securities Fund	538,866	4,428	2,237	41	269,678	5,127	271,425	2,147
Short-Term Income Fund	1,027,518	12,354	1,365,542	16,481	55,238	664	2,337,822	28,171
SmallCap Growth Fund I	1,010,154	7,650	125,317	1,345	108,425	1,260	1,027,046	7,765
SmallCap Value Fund II	1,023,204	8,280	80,561	801	27,163	260	1,076,602	8,821

		$545,884		$186,334		$109,867		$629,270

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Fund		$1,255			$—			$—
Bond Market Index Fund		612			—			—
Core Plus Bond Fund I		1,764			—			—
Diversified International Fund		377			2			—
Diversified Real Asset Fund		230			—			343
Equity Income Fund		191			—			—
Global Diversified Income Fund		667			—			66
Global Multi-Strategy Fund		—			311			—
Global Real Estate Securities Fund		36			—			—
High Yield Fund I		2,269			147			300
Inflation Protection Fund		59			438			—
International Emerging Markets Fund		232			(12)			—
International Equity Index Fund		295			—			4
International Fund I		30			(10)			—
LargeCap Growth Fund		84			1,571			—
LargeCap Growth Fund I		86			287			2,044
LargeCap S&P 500 Index Fund		635			8			—
LargeCap Value Fund		377			278			—
LargeCap Value Fund I		829			254			—
MidCap Blend Fund		—			—			—
MidCap Growth Fund III		—			—			—
MidCap Value Fund I		66			—			—
Overseas Fund		1,129			—			561
Preferred Securities Fund		302			810			45
Real Estate Securities Fund		41			2,805			—
Short-Term Income Fund		164			—			—
SmallCap Growth Fund I		—			30			587
SmallCap Value Fund II		43			—			—
		$11,773			$6,919			$3,950
All dollar amounts are shown in thousands (000's)

See accompanying notes

			Schedule of Investments
			Principal LifeTime 2020 Fund
			April 30, 2012 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held	Value	(000	's)

Principal Funds, Inc. Institutional Class - 100.02%
Bond & Mortgage Securities Fund (a)	45,715,235		$496,010
Bond Market Index Fund (a)	35,386,113		389,601
Core Plus Bond Fund I (a)	43,391,520		489,890
Diversified International Fund (a)	25,167,335		246,891
Diversified Real Asset Fund (a)	13,469,408		158,939
Equity Income Fund (a)	8,219,977		157,988
Global Diversified Income Fund (a)	7,747,085		104,586
Global Multi-Strategy Fund (a),(b)	6,669,283		68,493
Global Real Estate Securities Fund (a)	19,109,096		147,713
High Yield Fund I (a)	8,362,960		89,985
Inflation Protection Fund (a)	11,991,338		107,202
International Emerging Markets Fund (a)	6,803,793		169,687
International Equity Index Fund (a)	12,372,978		119,523
International Fund I (a)	13,791,754		147,296
LargeCap Growth Fund (a)	26,421,618		241,758
LargeCap Growth Fund I (a)	46,427,520		484,239
LargeCap S&P 500 Index Fund (a)	36,045,809		353,970
LargeCap Value Fund (a)	22,211,783		229,892
LargeCap Value Fund I (a)	40,141,586		460,023
MidCap Blend Fund (a)	1,527,489		23,203
MidCap Growth Fund III (a),(b)	9,438,821		109,113
MidCap Value Fund I (a)	7,844,567		108,961
Overseas Fund (a)	25,497,159		245,028
Preferred Securities Fund (a)	8,585,514		85,512
Real Estate Securities Fund (a)	2,932,914		58,130
SmallCap Growth Fund I (a),(b)	7,991,794		94,143
SmallCap Value Fund II (a)	9,268,829		92,596
			$5,480,372
TOTAL INVESTMENT COMPANIES			$5,480,372
Total Investments			$5,480,372
Liabilities in Excess of Other Assets, Net - (0.02)%			$(964)
TOTAL NET ASSETS - 100.00%			$5,479,408

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$553,270
Unrealized Depreciation	(259,182)
Net Unrealized Appreciation (Depreciation)	$294,088
Cost for federal income tax purposes	$5,186,284

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	44 .05%
Fixed Income Funds	30 .26%
International Equity Funds	19 .65%
Specialty Funds	6.06%
Liabilities in Excess of Other Assets, Net	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2020 Fund
April 30, 2012 (unaudited)

	October 31,	October 31,
Affiliated Securities	2011	2011	Purchases	Purchases	Sales	Sales	April 30, 2012 April 30, 2012
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	46,112,420	$494,694	2,746,013	$29,456	3,143,198	$33,860	45,715,235	$490,284
Bond Market Index Fund	13,401,800	136,628	22,235,000	243,343	250,687	2,737	35,386,113	377,234
Core Plus Bond Fund I	38,779,792	412,432	5,326,629	58,726	714,901	7,861	43,391,520	463,294
Diversified International Fund	24,133,903	354,106	1,551,111	14,474	517,679	4,767	25,167,335	363,804
Diversified Real Asset Fund	11,914,117	123,244	1,796,961	20,769	241,670	2,782	13,469,408	141,226
Equity Income Fund	—	—	8,238,103	156,600	18,126	347	8,219,977	156,253
Global Diversified Income Fund	4,716,932	63,695	3,172,640	42,521	142,487	1,853	7,747,085	104,359
Global Multi-Strategy Fund	4,825,000	48,250	1,881,231	19,273	36,948	378	6,669,283	67,146
Global Real Estate Securities Fund	1,387,821	10,240	17,775,011	131,721	53,736	405	19,109,096	141,556
High Yield Fund I	24,664,844	245,920	2,605,531	26,628	18,907,415	200,389	8,362,960	76,201
Inflation Protection Fund	4,713,637	38,183	7,452,587	66,010	174,886	1,532	11,991,338	102,669
International Emerging Markets Fund	6,021,308	152,790	913,848	22,552	131,363	3,030	6,803,793	172,288
International Equity Index Fund	8,482,692	79,815	4,153,294	39,490	263,008	2,455	12,372,978	116,854
International Fund I	13,794,019	182,669	829,603	8,464	831,868	8,692	13,791,754	182,414
LargeCap Growth Fund	29,301,270	211,000	816,277	6,807	3,695,929	33,096	26,421,618	184,809
LargeCap Growth Fund I	54,904,839	438,478	4,215,217	38,629	12,692,536	130,510	46,427,520	364,005
LargeCap S&P 500 Index Fund	32,892,910	312,550	3,805,807	35,545	652,908	5,934	36,045,809	342,186
LargeCap Value Fund	25,510,184	248,024	1,406,244	13,685	4,704,645	47,847	22,211,783	212,851
LargeCap Value Fund I	44,359,999	471,306	2,604,841	28,045	6,823,254	77,191	40,141,586	425,050
MidCap Blend Fund	—	—	1,538,251	22,946	10,762	162	1,527,489	22,784
MidCap Growth Fund III	9,277,019	79,061	318,159	3,637	156,357	1,667	9,438,821	81,030
MidCap Value Fund I	6,927,672	79,674	1,046,090	14,230	129,195	1,667	7,844,567	92,237
Overseas Fund	23,124,444	212,293	2,888,610	26,034	515,895	4,765	25,497,159	233,559
Preferred Securities Fund	13,139,097	139,191	436,297	4,182	4,989,880	49,697	8,585,514	90,863
Real Estate Securities Fund	11,168,286	178,718	40,445	737	8,275,817	153,040	2,932,914	24,921
SmallCap Growth Fund I	9,497,098	95,079	829,825	8,614	2,335,129	27,076	7,991,794	74,837
SmallCap Value Fund II	10,387,855	81,815	357,093	3,532	1,476,119	14,577	9,268,829	72,313

		$4,889,855		$1,086,650		$818,317		$5,177,027

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Fund		$9,115			$(6)			$—
Bond Market Index Fund		3,737			—			—
Core Plus Bond Fund I		12,198			(3)			—
Diversified International Fund		3,585			(9)			—
Diversified Real Asset Fund		1,535			(5)			2,289
Equity Income Fund		645			—			—
Global Diversified Income Fund		2,368			(4)			197
Global Multi-Strategy Fund		—			1			—
Global Real Estate Securities Fund		418			—			—
High Yield Fund I		20,952			4,042			2,767
Inflation Protection Fund		58			8			—
International Emerging Markets Fund		1,914			(24)			—
International Equity Index Fund		2,128			4			33
International Fund I		2,379			(27)			—
LargeCap Growth Fund		737			98			—
LargeCap Growth Fund I		778			17,408			18,464
LargeCap S&P 500 Index Fund		5,730			25			—
LargeCap Value Fund		3,525			(1,011)			—
LargeCap Value Fund I		7,749			2,890			—
MidCap Blend Fund		—			—			—
MidCap Growth Fund III		—			(1)			—
MidCap Value Fund I		593			—			—
Overseas Fund		10,117			(3)			5,029
Preferred Securities Fund		3,416			(2,813)			443
Real Estate Securities Fund		737			(1,494)			—
SmallCap Growth Fund I		—			(1,780)			5,523
SmallCap Value Fund II		440			1,543			—
		$94,854			$18,839			$34,745
All dollar amounts are shown in thousands (000's)

See accompanying notes

			Schedule of Investments
			Principal LifeTime 2025 Fund
			April 30, 2012 (unaudited)

INVESTMENT COMPANIES - 99.84%	Shares Held	Value	(000	's)

Principal Funds, Inc. Institutional Class - 99.84%
Bond & Mortgage Securities Fund (a)	5,842,124		$63,387
Bond Market Index Fund (a)	5,747,278		63,277
Core Plus Bond Fund I (a)	5,453,840		61,574
Diversified International Fund (a)	4,341,767		42,593
Diversified Real Asset Fund (a)	1,743,749		20,576
Global Diversified Income Fund (a)	434,433		5,865
Global Multi-Strategy Fund (a),(b)	1,145,647		11,766
Global Real Estate Securities Fund (a)	4,675,634		36,143
High Yield Fund I (a)	2,355,381		25,344
Inflation Protection Fund (a)	1,508,956		13,490
International Emerging Markets Fund (a)	1,270,337		31,682
International Equity Index Fund (a)	2,385,167		23,041
International Fund I (a)	2,270,307		24,247
LargeCap Growth Fund (a)	3,546,870		32,454
LargeCap Growth Fund I (a)	8,754,418		91,309
LargeCap S&P 500 Index Fund (a)	6,774,967		66,530
LargeCap Value Fund (a)	4,678,735		48,425
LargeCap Value Fund I (a)	8,275,554		94,838
MidCap Blend Fund (a)	371,168		5,638
MidCap Growth Fund III (a),(b)	1,997,488		23,091
MidCap Value Fund I (a)	1,612,415		22,396
Overseas Fund (a)	4,730,310		45,458
Preferred Securities Fund (a)	1,739,362		17,324
SmallCap Growth Fund I (a),(b)	1,425,843		16,796
SmallCap Value Fund II (a)	1,605,149		16,035
			$903,279
TOTAL INVESTMENT COMPANIES			$903,279
Total Investments			$903,279
Other Assets in Excess of Liabilities, Net - 0.16%			$1,455
TOTAL NET ASSETS - 100.00%			$904,734

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$131,831
Unrealized Depreciation	(7,800)
Net Unrealized Appreciation (Depreciation)	$124,031
Cost for federal income tax purposes	$779,248

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	46 .14%
Fixed Income Funds	27 .02%
International Equity Funds	22 .46%
Specialty Funds	4.22%
Other Assets in Excess of Liabilities, Net	0.16%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2025 Fund
April 30, 2012 (unaudited)

	October 31,	October 31,
Affiliated Securities	2011	2011	Purchases	Purchases	Sales	Sales	April 30, 2012 April 30, 2012
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	5,064,746	$47,486	834,504	$8,950	57,126	$611	5,842,124	$55,825
Bond Market Index Fund	1,673,051	17,392	4,099,839	44,779	25,612	278	5,747,278	61,893
Core Plus Bond Fund I	4,655,901	49,694	853,398	9,430	55,459	612	5,453,840	58,512
Diversified International Fund	3,598,821	30,768	795,412	7,483	52,466	492	4,341,767	37,760
Diversified Real Asset Fund	1,479,813	15,666	282,997	3,270	19,061	221	1,743,749	18,715
Global Diversified Income Fund	—	—	434,842	5,867	409	6	434,433	5,861
Global Multi-Strategy Fund	1,650,000	16,500	89,259	913	593,612	6,085	1,145,647	11,465
Global Real Estate Securities Fund	913,416	6,703	3,764,855	28,096	2,637	20	4,675,634	34,779
High Yield Fund I	5,231,229	53,888	621,769	6,380	3,497,617	37,190	2,355,381	22,717
Inflation Protection Fund	—	—	1,519,594	13,326	10,638	94	1,508,956	13,232
International Emerging Markets Fund	1,023,956	18,995	259,544	6,419	13,163	312	1,270,337	25,102
International Equity Index Fund	1,567,346	15,162	828,808	7,794	10,987	109	2,385,167	22,847
International Fund I	1,487,273	14,949	810,189	8,615	27,155	279	2,270,307	23,289
LargeCap Growth Fund	4,716,333	30,840	521,031	4,359	1,690,494	15,385	3,546,870	21,225
LargeCap Growth Fund I	8,320,420	61,384	1,486,904	14,096	1,052,906	10,908	8,754,418	65,223
LargeCap S&P 500 Index Fund	5,907,913	44,045	933,419	8,628	66,365	609	6,774,967	52,065
LargeCap Value Fund	4,112,028	34,051	612,731	5,990	46,024	445	4,678,735	39,596
LargeCap Value Fund I	7,236,899	70,590	1,121,943	12,150	83,288	895	8,275,554	81,845
MidCap Blend Fund	—	—	371,408	5,548	240	4	371,168	5,544
MidCap Growth Fund III	1,344,098	10,036	671,019	7,606	17,629	192	1,997,488	17,450
MidCap Value Fund I	1,057,892	10,256	569,168	7,700	14,645	192	1,612,415	17,764
Overseas Fund	4,147,982	40,166	947,982	8,725	365,654	3,491	4,730,310	45,391
Preferred Securities Fund	1,539,655	14,577	225,961	2,222	26,254	254	1,739,362	16,545
Real Estate Securities Fund	1,492,996	13,903	7,234	134	1,500,230	28,692	—	—
SmallCap Growth Fund I	1,387,165	10,545	266,523	2,871	227,845	2,665	1,425,843	10,870
SmallCap Value Fund II	1,403,935	11,361	218,694	2,103	17,480	165	1,605,149	13,299

		$638,957		$233,454		$110,206		$778,814

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Fund		$1,070			$—			$—
Bond Market Index Fund		514			—			—
Core Plus Bond Fund I		1,502			—			—
Diversified International Fund		556			1			—
Diversified Real Asset Fund		196			—			292
Global Diversified Income Fund		53			—			—
Global Multi-Strategy Fund		—			137			—
Global Real Estate Securities Fund		133			—			—
High Yield Fund I		4,443			(361)			587
Inflation Protection Fund		—			—			—
International Emerging Markets Fund		326			—			—
International Equity Index Fund		437			—			7
International Fund I		270			4			—
LargeCap Growth Fund		122			1,411			—
LargeCap Growth Fund I		121			651			2,871
LargeCap S&P 500 Index Fund		1,057			1			—
LargeCap Value Fund		585			—			—
LargeCap Value Fund I		1,302			—			—
MidCap Blend Fund		—			—			—
MidCap Growth Fund III		—			—			—
MidCap Value Fund I		94			—			—
Overseas Fund		1,870			(9)			927
Preferred Securities Fund		486			—			52
Real Estate Securities Fund		134			14,655			—
SmallCap Growth Fund I		—			119			830
SmallCap Value Fund II		62			—			—
		$15,333			$16,609			$5,566
All dollar amounts are shown in thousands (000's)

See accompanying notes

			Schedule of Investments
			Principal LifeTime 2030 Fund
			April 30, 2012 (unaudited)

INVESTMENT COMPANIES - 100.11%	Shares Held	Value	(000	's)

Principal Funds, Inc. Institutional Class - 100.11%
Bond & Mortgage Securities Fund (a)	24,996,527		$271,212
Bond Market Index Fund (a)	26,426,844		290,960
Core Plus Bond Fund I (a)	22,628,153		255,472
Diversified International Fund (a)	27,149,787		266,339
Diversified Real Asset Fund (a)	9,275,832		109,455
Global Multi-Strategy Fund (a),(b)	5,979,661		61,411
Global Real Estate Securities Fund (a)	33,126,139		256,065
High Yield Fund I (a)	17,762,944		191,129
Inflation Protection Fund (a)	5,754,086		51,442
International Emerging Markets Fund (a)	8,059,280		200,998
International Equity Index Fund (a)	12,916,080		124,769
International Fund I (a)	12,033,904		128,522
LargeCap Growth Fund (a)	27,975,289		255,974
LargeCap Growth Fund I (a)	54,677,611		570,288
LargeCap S&P 500 Index Fund (a)	35,528,789		348,893
LargeCap Value Fund (a)	25,622,749		265,196
LargeCap Value Fund I (a)	46,423,883		532,018
MidCap Growth Fund III (a),(b)	11,779,023		136,166
MidCap Value Fund I (a)	9,157,760		127,201
Overseas Fund (a)	31,843,115		306,012
Preferred Securities Fund (a)	10,836,680		107,933
SmallCap Growth Fund I (a),(b)	9,057,745		106,700
SmallCap Value Fund II (a)	10,448,935		104,385
			$5,068,540
TOTAL INVESTMENT COMPANIES			$5,068,540
Total Investments			$5,068,540
Liabilities in Excess of Other Assets, Net - (0.11)%			$(5,613)
TOTAL NET ASSETS - 100.00%			$5,062,927

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$541,992
Unrealized Depreciation	(268,396)
Net Unrealized Appreciation (Depreciation)	$273,596
Cost for federal income tax purposes	$4,794,944

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	48 .33%
International Equity Funds	25 .33%
Fixed Income Funds	23 .08%
Specialty Funds	3.37%
Liabilities in Excess of Other Assets, Net	(0.11)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2030 Fund
April 30, 2012 (unaudited)

	October 31,	October 31,
Affiliated Securities	2011	2011	Purchases	Purchases	Sales	Sales	April 30, 2012 April 30, 2012
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	23,665,173	$253,211	1,721,808	$18,462	390,454	$4,171	24,996,527	$267,502
Bond Market Index Fund	8,391,425	85,506	18,243,160	198,569	207,741	2,263	26,426,844	281,816
Core Plus Bond Fund I	20,704,517	220,428	2,304,160	25,369	380,524	4,171	22,628,153	241,624
Diversified International Fund	23,346,108	343,020	4,315,610	41,481	511,931	4,692	27,149,787	379,800
Diversified Real Asset Fund	8,539,447	89,515	888,727	10,253	152,342	1,745	9,275,832	98,023
Global Multi-Strategy Fund	4,040,000	40,400	1,965,251	20,138	25,590	262	5,979,661	60,276
Global Real Estate Securities Fund	2,275,517	16,800	30,927,097	232,127	76,475	575	33,126,139	248,352
High Yield Fund I	32,405,390	332,266	3,976,079	40,844	18,618,525	197,951	17,762,944	176,290
Inflation Protection Fund	—	—	5,801,711	51,421	47,625	419	5,754,086	51,002
International Emerging Markets Fund	6,970,039	169,641	1,218,725	29,835	129,484	2,962	8,059,280	196,510
International Equity Index Fund	12,084,731	117,149	1,070,230	9,962	238,881	2,212	12,916,080	124,907
International Fund I	14,824,217	194,299	1,045,002	10,635	3,835,315	40,726	12,033,904	168,989
LargeCap Growth Fund	31,066,265	225,224	1,380,268	11,579	4,471,244	38,896	27,975,289	197,959
LargeCap Growth Fund I	52,533,707	408,693	4,892,080	45,242	2,748,176	27,422	54,677,611	427,202
LargeCap S&P 500 Index Fund	33,000,026	309,210	3,124,324	28,847	595,561	5,403	35,528,789	332,670
LargeCap Value Fund	25,849,547	252,352	1,661,448	16,099	1,888,246	19,106	25,622,749	249,406
LargeCap Value Fund I	46,304,516	492,167	3,091,350	33,148	2,971,983	33,212	46,423,883	492,164
MidCap Growth Fund III	9,593,242	83,197	2,348,137	26,778	162,356	1,736	11,779,023	108,238
MidCap Value Fund I	7,638,002	89,270	1,653,623	22,439	133,865	1,736	9,157,760	109,973
Overseas Fund	25,785,465	242,893	6,569,589	60,992	511,939	4,693	31,843,115	299,189
Preferred Securities Fund	12,430,879	127,153	1,024,791	9,913	2,618,990	26,060	10,836,680	110,405
Real Estate Securities Fund	11,879,636	174,187	29,511	524	11,909,147	224,589	—	—
SmallCap Growth Fund I	9,739,548	93,715	995,364	10,358	1,677,167	19,474	9,057,745	83,743
SmallCap Value Fund II	10,275,829	81,068	528,797	5,080	355,691	3,474	10,448,935	82,691

		$4,441,364		$960,095		$667,950		$4,788,731

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Fund		$4,795			$—			$—
Bond Market Index Fund		2,295			4			—
Core Plus Bond Fund I		6,558			(2)			—
Diversified International Fund		3,501			(9)			—
Diversified Real Asset Fund		1,107			—			1,651
Global Multi-Strategy Fund		—			—			—
Global Real Estate Securities Fund		798			—			—
High Yield Fund I		27,891			1,131			3,680
Inflation Protection Fund		—			—			—
International Emerging Markets Fund		2,250			(4)			—
International Equity Index Fund		2,956			8			46
International Fund I		2,577			4,781			—
LargeCap Growth Fund		787			52			—
LargeCap Growth Fund I		749			689			17,779
LargeCap S&P 500 Index Fund		5,790			16			—
LargeCap Value Fund		3,596			61			—
LargeCap Value Fund I		8,143			61			—
MidCap Growth Fund III		—			(1)			—
MidCap Value Fund I		662			—			—
Overseas Fund		11,365			(3)			5,647
Preferred Securities Fund		3,764			(601)			425
Real Estate Securities Fund		524			49,878			—
SmallCap Growth Fund I		—			(856)			5,718
SmallCap Value Fund II		441			17			—
		$90,549			$55,222			$34,946
All dollar amounts are shown in thousands (000's)

See accompanying notes

			Schedule of Investments
			Principal LifeTime 2035 Fund
			April 30, 2012 (unaudited)

INVESTMENT COMPANIES - 99.89%	Shares Held	Value	(000	's)

Principal Funds, Inc. Institutional Class - 99.89%
Bond & Mortgage Securities Fund (a)	2,137,951		$23,197
Bond Market Index Fund (a)	1,613,577		17,765
Core Plus Bond Fund I (a)	1,971,979		22,264
Diversified International Fund (a)	3,245,007		31,833
Diversified Real Asset Fund (a)	851,863		10,052
Global Multi-Strategy Fund (a),(b)	719,503		7,389
Global Real Estate Securities Fund (a)	1,643,188		12,702
High Yield Fund I (a)	2,307,031		24,824
Inflation Protection Fund (a)	509,929		4,559
International Emerging Markets Fund (a)	973,756		24,285
International Equity Index Fund (a)	1,581,226		15,275
International Fund I (a)	1,785,663		19,071
LargeCap Growth Fund (a)	3,702,785		33,880
LargeCap Growth Fund I (a)	7,040,998		73,438
LargeCap S&P 500 Index Fund (a)	4,467,327		43,869
LargeCap Value Fund (a)	3,446,001		35,666
LargeCap Value Fund I (a)	5,921,763		67,863
MidCap Growth Fund III (a),(b)	1,339,147		15,481
MidCap Value Fund I (a)	1,077,198		14,962
Overseas Fund (a)	3,658,468		35,158
Preferred Securities Fund (a)	1,444,168		14,384
Real Estate Securities Fund (a)	938,556		18,602
SmallCap Growth Fund I (a),(b)	1,237,235		14,575
SmallCap Value Fund II (a)	1,216,984		12,158
			$593,252
TOTAL INVESTMENT COMPANIES			$593,252
Total Investments			$593,252
Other Assets in Excess of Liabilities, Net - 0.11%			$670
TOTAL NET ASSETS - 100.00%			$593,922

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$100,592
Unrealized Depreciation	(6,101)
Net Unrealized Appreciation (Depreciation)	$94,491
Cost for federal income tax purposes	$498,761

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	55 .65%
International Equity Funds	23 .29%
Fixed Income Funds	18 .02%
Specialty Funds	2.93%
Other Assets in Excess of Liabilities, Net	0.11%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2035 Fund
April 30, 2012 (unaudited)

	October 31,	October 31,
Affiliated Securities	2011	2011	Purchases	Purchases	Sales	Sales	April 30, 2012 April 30, 2012
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	1,820,777	$16,953	352,226	$3,775	35,052	$375	2,137,951	$20,353
Bond Market Index Fund	542,019	5,646	1,097,998	12,050	26,440	288	1,613,577	17,408
Core Plus Bond Fund I	1,649,285	17,626	356,728	3,943	34,034	375	1,971,979	21,194
Diversified International Fund	2,709,736	22,593	595,849	5,593	60,578	576	3,245,007	27,611
Diversified Real Asset Fund	705,612	7,488	161,800	1,873	15,549	181	851,863	9,180
Global Multi-Strategy Fund	760,000	7,600	63,663	651	104,160	1,068	719,503	7,201
Global Real Estate Securities Fund	1,041,195	7,703	612,188	4,399	10,195	77	1,643,188	12,025
High Yield Fund I	2,988,956	30,310	596,396	6,211	1,278,321	13,574	2,307,031	22,930
Inflation Protection Fund	—	—	516,072	4,521	6,143	54	509,929	4,467
International Emerging Markets Fund	835,126	16,013	154,360	3,690	15,730	377	973,756	19,326
International Equity Index Fund	1,312,433	12,982	297,319	2,800	28,526	273	1,581,226	15,509
International Fund I	1,410,907	15,047	406,542	4,243	31,786	332	1,785,663	18,959
LargeCap Growth Fund	3,595,878	23,645	488,542	4,119	381,635	3,451	3,702,785	24,445
LargeCap Growth Fund I	5,914,314	43,300	1,235,395	11,788	108,711	1,067	7,040,998	54,026
LargeCap S&P 500 Index Fund	3,805,336	28,170	733,999	6,791	72,008	677	4,467,327	34,284
LargeCap Value Fund	2,988,489	24,736	508,222	4,975	50,710	506	3,446,001	29,206
LargeCap Value Fund I	5,087,984	49,373	925,788	10,043	92,009	1,013	5,921,763	58,404
MidCap Growth Fund III	1,026,507	7,809	334,986	3,792	22,346	250	1,339,147	11,351
MidCap Value Fund I	810,364	7,979	285,373	3,864	18,539	250	1,077,198	11,593
Overseas Fund	2,943,353	28,574	775,623	7,182	60,508	575	3,658,468	35,181
Preferred Securities Fund	1,233,732	11,871	231,383	2,237	20,947	203	1,444,168	13,905
Real Estate Securities Fund	955,171	10,067	5,144	95	21,759	393	938,556	9,790
SmallCap Growth Fund I	1,043,299	7,990	210,242	2,270	16,306	183	1,237,235	10,077
SmallCap Value Fund II	1,060,084	8,680	175,722	1,688	18,822	183	1,216,984	10,185

		$412,155		$112,593		$26,301		$498,610

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Fund		$390			$—			$—
Bond Market Index Fund		154			—			—
Core Plus Bond Fund I		539			—			—
Diversified International Fund		424			1			—
Diversified Real Asset Fund		95			—			141
Global Multi-Strategy Fund		—			18			—
Global Real Estate Securities Fund		148			—			—
High Yield Fund I		2,662			(17)			351
Inflation Protection Fund		—			—			—
International Emerging Markets Fund		279			—			—
International Equity Index Fund		334			—			5
International Fund I		257			1			—
LargeCap Growth Fund		94			132			—
LargeCap Growth Fund I		87			5			2,063
LargeCap S&P 500 Index Fund		691			—			—
LargeCap Value Fund		429			1			—
LargeCap Value Fund I		926			1			—
MidCap Growth Fund III		—			—			—
MidCap Value Fund I		73			—			—
Overseas Fund		1,345			—			668
Preferred Securities Fund		408			—			44
Real Estate Securities Fund		95			21			—
SmallCap Growth Fund I		—			—			629
SmallCap Value Fund II		47			—			—
		$9,477			$163			$3,901
All dollar amounts are shown in thousands (000's)

See accompanying notes

			Schedule of Investments
			Principal LifeTime 2040 Fund
			April 30, 2012 (unaudited)

INVESTMENT COMPANIES - 100.19%	Shares Held	Value	(000	's)

Principal Funds, Inc. Institutional Class - 100.19%
Bond & Mortgage Securities Fund (a)	7,436,370		$80,685
Bond Market Index Fund (a)	4,242,609		46,711
Core Plus Bond Fund I (a)	7,091,890		80,067
Diversified International Fund (a)	18,565,865		182,131
Diversified Real Asset Fund (a)	4,498,861		53,087
Global Multi-Strategy Fund (a),(b)	3,716,401		38,167
Global Real Estate Securities Fund (a)	13,399,431		103,578
High Yield Fund I (a)	14,871,739		160,020
International Emerging Markets Fund (a)	5,317,916		132,629
International Equity Index Fund (a)	9,216,431		89,031
International Fund I (a)	10,968,266		117,141
LargeCap Growth Fund (a)	19,411,422		177,614
LargeCap Growth Fund I (a)	37,694,720		393,156
LargeCap S&P 500 Index Fund (a)	23,544,899		231,211
LargeCap Value Fund (a)	18,352,105		189,944
LargeCap Value Fund I (a)	32,461,099		372,004
MidCap Growth Fund III (a),(b)	7,563,695		87,436
MidCap Value Fund I (a)	5,811,438		80,721
Overseas Fund (a)	20,300,383		195,087
Preferred Securities Fund (a)	7,663,961		76,333
Real Estate Securities Fund (a)	2,666,986		52,860
SmallCap Growth Fund I (a),(b)	6,008,859		70,784
SmallCap Value Fund II (a)	6,628,028		66,214
			$3,076,611
TOTAL INVESTMENT COMPANIES			$3,076,611
Total Investments			$3,076,611
Liabilities in Excess of Other Assets, Net - (0.19)%			$(5,772)
TOTAL NET ASSETS - 100.00%			$3,070,839

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$398,218
Unrealized Depreciation	(169,215)
Net Unrealized Appreciation (Depreciation)	$229,003
Cost for federal income tax purposes	$2,847,608

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	56 .08%
International Equity Funds	26 .68%
Fixed Income Funds	14 .46%
Specialty Funds	2.97%
Liabilities in Excess of Other Assets, Net	(0.19)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2040 Fund
April 30, 2012 (unaudited)

	October 31,	October 31,
Affiliated Securities	2011	2011	Purchases	Purchases	Sales	Sales	April 30, 2012 April 30, 2012
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	6,940,236	$73,864	610,024	$6,540	113,890	$1,216	7,436,370	$79,188
Bond Market Index Fund	2,481,315	25,358	1,820,540	19,795	59,246	646	4,242,609	44,507
Core Plus Bond Fund I	6,544,132	69,484	658,721	7,250	110,963	1,217	7,091,890	75,517
Diversified International Fund	17,320,409	238,635	1,580,228	14,722	334,772	3,067	18,565,865	250,287
Diversified Real Asset Fund	3,924,329	40,978	643,422	7,481	68,890	791	4,498,861	47,668
Global Multi-Strategy Fund	2,217,000	22,170	1,512,399	15,495	12,998	133	3,716,401	37,532
Global Real Estate Securities Fund	6,680,240	50,522	6,756,146	50,545	36,955	278	13,399,431	100,789
High Yield Fund I	15,136,526	152,841	2,021,913	20,826	2,286,700	24,273	14,871,739	149,447
International Emerging Markets Fund	4,803,587	112,446	597,807	14,459	83,478	1,908	5,317,916	124,995
International Equity Index Fund	8,527,410	83,445	841,057	7,830	152,036	1,405	9,216,431	89,873
International Fund I	10,266,999	133,688	879,807	8,979	178,540	1,789	10,968,266	140,878
LargeCap Growth Fund	20,735,039	148,343	1,173,640	9,875	2,497,257	22,499	19,411,422	135,842
LargeCap Growth Fund I	34,554,020	264,718	3,711,995	34,599	571,295	5,309	37,694,720	294,014
LargeCap S&P 500 Index Fund	21,987,668	195,652	1,932,228	17,714	374,997	3,388	23,544,899	209,967
LargeCap Value Fund	17,290,228	165,439	1,334,116	12,957	272,239	2,605	18,352,105	175,797
LargeCap Value Fund I	30,484,194	320,300	2,469,377	26,558	492,472	5,204	32,461,099	341,656
MidCap Growth Fund III	6,112,278	53,105	1,548,890	17,707	97,473	1,038	7,563,695	69,774
MidCap Value Fund I	4,928,000	57,134	963,864	13,136	80,426	1,038	5,811,438	69,232
Overseas Fund	17,984,302	169,497	2,651,202	24,026	335,121	3,066	20,300,383	190,454
Preferred Securities Fund	7,156,235	71,806	629,637	6,078	121,911	1,156	7,663,961	76,726
Real Estate Securities Fund	5,137,278	82,520	23,116	425	2,493,408	47,247	2,666,986	33,600
SmallCap Growth Fund I	5,842,106	53,940	676,678	7,095	509,925	5,899	6,008,859	54,982
SmallCap Value Fund II	6,807,685	53,810	412,292	3,946	591,949	5,900	6,628,028	52,323

		$2,639,695		$348,038		$141,072		$2,845,048

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Fund		$1,416			$—			$—
Bond Market Index Fund		682			—			—
Core Plus Bond Fund I		2,080			—			—
Diversified International Fund		2,608			(3)			—
Diversified Real Asset Fund		511			—			762
Global Multi-Strategy Fund		—			—			—
Global Real Estate Securities Fund		899			—			—
High Yield Fund I		13,075			53			1,725
International Emerging Markets Fund		1,557			(2)			—
International Equity Index Fund		2,094			3			33
International Fund I		1,792			—			—
LargeCap Growth Fund		527			123			—
LargeCap Growth Fund I		495			6			11,732
LargeCap S&P 500 Index Fund		3,873			(11)			—
LargeCap Value Fund		2,414			6			—
LargeCap Value Fund I		5,381			2			—
MidCap Growth Fund III		—			—			—
MidCap Value Fund I		428			—			—
Overseas Fund		7,959			(3)			3,953
Preferred Securities Fund		2,241			(2)			246
Real Estate Securities Fund		426			(2,098)			—
SmallCap Growth Fund I		—			(154)			3,442
SmallCap Value Fund II		293			467			—
		$50,751			$(1,613)			$21,893
All dollar amounts are shown in thousands (000's)

See accompanying notes

			Schedule of Investments
			Principal LifeTime 2045 Fund
			April 30, 2012 (unaudited)

INVESTMENT COMPANIES - 99.84%	Shares Held	Value	(000	's)

Principal Funds, Inc. Institutional Class - 99.84%
Bond & Mortgage Securities Fund (a)	593,497		$6,439
Bond Market Index Fund (a)	491,023		5,406
Core Plus Bond Fund I (a)	548,208		6,189
Diversified International Fund (a)	1,931,694		18,950
Diversified Real Asset Fund (a)	352,335		4,158
Global Multi-Strategy Fund (a),(b)	354,237		3,638
Global Real Estate Securities Fund (a)	1,094,992		8,464
High Yield Fund I (a)	1,085,263		11,677
International Emerging Markets Fund (a)	531,547		13,257
International Equity Index Fund (a)	904,483		8,737
International Fund I (a)	1,123,448		11,998
LargeCap Growth Fund (a)	1,960,096		17,935
LargeCap Growth Fund I (a)	3,791,410		39,544
LargeCap S&P 500 Index Fund (a)	2,391,746		23,487
LargeCap Value Fund (a)	1,885,197		19,512
LargeCap Value Fund I (a)	3,218,899		36,889
MidCap Growth Fund III (a),(b)	727,524		8,410
MidCap Value Fund I (a)	587,866		8,166
Overseas Fund (a)	2,176,745		20,919
Preferred Securities Fund (a)	692,991		6,902
Real Estate Securities Fund (a)	389,470		7,719
SmallCap Growth Fund I (a),(b)	558,784		6,583
SmallCap Value Fund II (a)	643,236		6,426
			$301,405
TOTAL INVESTMENT COMPANIES			$301,405
Total Investments			$301,405
Other Assets in Excess of Liabilities, Net - 0.16%			$492
TOTAL NET ASSETS - 100.00%			$301,897

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$46,823
Unrealized Depreciation	(3,439)
Net Unrealized Appreciation (Depreciation)	$43,384
Cost for federal income tax purposes	$258,021

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	57 .86%
International Equity Funds	27 .26%
Fixed Income Funds	12 .13%
Specialty Funds	2.59%
Other Assets in Excess of Liabilities, Net	0.16%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2045 Fund
April 30, 2012 (unaudited)

	October 31,	October 31,
Affiliated Securities	2011	2011	Purchases	Purchases	Sales		Sales	April 30, 2012 April 30, 2012
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	491,481	$4,744	105,198	$1,127	3,182		$32	593,497	$5,839
Bond Market Index Fund	142,885	1,495	350,174	3,808	2,036		22	491,023	5,281
Core Plus Bond Fund I	446,000	4,807	105,253	1,164	3,045		34	548,208	5,937
Diversified International Fund	1,528,648	13,445	416,133	3,903	13,087		123	1,931,694	17,225
Diversified Real Asset Fund	276,692	2,966	77,967	902	2,324		27	352,335	3,841
Global Multi-Strategy Fund	170,000	1,700	185,215	1,898	978		10	354,237	3,588
Global Real Estate Securities Fund	703,949	5,230	394,330	2,827	3,287		25	1,094,992	8,032
High Yield Fund I	1,110,546	11,059	262,296	2,742	287,579		3,062	1,085,263	10,736
International Emerging Markets Fund	430,061	8,658	104,783	2,501	3,297		79	531,547	11,080
International Equity Index Fund	708,408	7,310	202,128	1,903	6,053		57	904,483	9,156
International Fund I	956,254	9,734	219,899	2,260	52,705		571	1,123,448	11,424
LargeCap Growth Fund	1,863,805	12,495	326,392	2,747	230,101		2,093	1,960,096	13,252
LargeCap Growth Fund I	3,021,429	22,662	791,804	7,584	21,823		212	3,791,410	30,034
LargeCap S&P 500 Index Fund	1,936,023	14,732	469,993	4,346	14,270		133	2,391,746	18,945
LargeCap Value Fund	1,560,573	13,055	334,950	3,275	10,326		101	1,885,197	16,229
LargeCap Value Fund I	2,621,871	25,631	615,911	6,682	18,883		206	3,218,899	32,107
MidCap Growth Fund III	512,895	4,007	218,772	2,474	4,143		46	727,524	6,435
MidCap Value Fund I	405,791	4,087	185,510	2,510	3,435		46	587,866	6,551
Overseas Fund	1,670,830	16,679	518,935	4,820	13,020		123	2,176,745	21,376
Preferred Securities Fund	552,289	5,390	145,098	1,405	4,396		42	692,991	6,753
Real Estate Securities Fund	391,098	4,250	2,123	39	3,751		65	389,470	4,224
SmallCap Growth Fund I	520,046	4,084	127,036	1,378	88,298		1,035	558,784	4,455
SmallCap Value Fund II	533,742	4,414	113,194	1,084	3,700		36	643,236	5,462

		$202,634		$63,379			$8,180		$257,962

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Other Investment Companies
Bond & Mortgage Securities Fund		$107			$—	$			—
Bond Market Index Fund		41			—				—
Core Plus Bond Fund I		148			—				—
Diversified International Fund		244			—				—
Diversified Real Asset Fund		38			—				57
Global Multi-Strategy Fund		—			—				—
Global Real Estate Securities Fund		101			—				—
High Yield Fund I		1,002			(3)				132
International Emerging Markets Fund		147			—				—
International Equity Index Fund		184			—				3
International Fund I		175			1				—
LargeCap Growth Fund		49			103				—
LargeCap Growth Fund I		45			—				1,071
LargeCap S&P 500 Index Fund		358			—				—
LargeCap Value Fund		228			—				—
LargeCap Value Fund I		485			—				—
MidCap Growth Fund III		—			—				—
MidCap Value Fund I		37			—				—
Overseas Fund		776			—				385
Preferred Securities Fund		190			—				20
Real Estate Securities Fund		39			—				—
SmallCap Growth Fund I		—			28				318
SmallCap Value Fund II		24			—				—
		$4,418			$129	$			1,986
All dollar amounts are shown in thousands (000's)

See accompanying notes

			Schedule of Investments
			Principal LifeTime 2050 Fund
			April 30, 2012 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held	Value	(000	's)

Principal Funds, Inc. Institutional Class - 100.03%
Bond & Mortgage Securities Fund (a)	1,235,766		$13,408
Bond Market Index Fund (a)	385,951		4,249
Core Plus Bond Fund I (a)	1,179,223		13,313
Diversified International Fund (a)	8,730,756		85,649
Diversified Real Asset Fund (a)	1,475,463		17,411
Global Multi-Strategy Fund (a),(b)	1,539,885		15,815
Global Real Estate Securities Fund (a)	3,148,442		24,337
High Yield Fund I (a)	5,774,801		62,137
International Emerging Markets Fund (a)	2,545,141		63,476
International Equity Index Fund (a)	4,676,695		45,177
International Fund I (a)	4,802,413		51,290
LargeCap Growth Fund (a)	8,551,844		78,249
LargeCap Growth Fund I (a)	17,057,463		177,909
LargeCap S&P 500 Index Fund (a)	10,378,061		101,913
LargeCap Value Fund (a)	8,248,162		85,369
LargeCap Value Fund I (a)	14,677,158		168,200
MidCap Growth Fund III (a),(b)	3,226,747		37,301
MidCap Value Fund I (a)	2,719,851		37,779
Overseas Fund (a)	10,035,449		96,441
Preferred Securities Fund (a)	3,056,228		30,440
Real Estate Securities Fund (a)	2,365,858		46,891
SmallCap Growth Fund I (a),(b)	2,661,493		31,352
SmallCap Value Fund II (a)	3,056,970		30,539
			$1,318,645
TOTAL INVESTMENT COMPANIES			$1,318,645
Total Investments			$1,318,645
Liabilities in Excess of Other Assets, Net - (0.03)%			$(356)
TOTAL NET ASSETS - 100.00%			$1,318,289

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$178,854
Unrealized Depreciation	(76,817)
Net Unrealized Appreciation (Depreciation)	$102,037
Cost for federal income tax purposes	$1,216,608

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	60 .35%
International Equity Funds	27 .79%
Fixed Income Funds	9.37%
Specialty Funds	2.52%
Liabilities in Excess of Other Assets, Net	(0.03)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2050 Fund
April 30, 2012 (unaudited)

	October 31,	October 31,
Affiliated Securities	2011	2011	Purchases	Purchases	Sales	Sales	April 30, 2012 April 30, 2012
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	1,114,716	$11,902	141,503	$1,518	20,453	$218	1,235,766	$13,202
Bond Market Index Fund	347,944	3,589	44,991	491	6,984	76	385,951	4,004
Core Plus Bond Fund I	1,051,286	10,990	147,828	1,631	19,891	218	1,179,223	12,403
Diversified International Fund	7,960,135	107,023	938,489	8,786	167,868	1,527	8,730,756	114,282
Diversified Real Asset Fund	1,335,123	13,860	163,882	1,886	23,542	269	1,475,463	15,477
Global Multi-Strategy Fund	970,000	9,700	573,306	5,873	3,421	34	1,539,885	15,539
Global Real Estate Securities Fund	2,358,627	17,651	797,104	5,745	7,289	56	3,148,442	23,340
High Yield Fund I	5,106,958	52,299	739,253	7,629	71,410	741	5,774,801	59,187
International Emerging Markets Fund	2,308,135	55,248	279,022	6,691	42,016	954	2,545,141	60,984
International Equity Index Fund	4,255,953	42,628	497,303	4,649	76,561	703	4,676,695	46,575
International Fund I	4,771,524	59,741	484,483	4,960	453,594	4,860	4,802,413	59,813
LargeCap Growth Fund	9,138,834	63,680	651,671	5,521	1,238,661	11,149	8,551,844	58,151
LargeCap Growth Fund I	15,352,684	117,982	1,964,595	18,526	259,816	2,399	17,057,463	134,109
LargeCap S&P 500 Index Fund	9,510,124	84,652	1,038,354	9,582	170,417	1,525	10,378,061	92,705
LargeCap Value Fund	7,637,491	71,968	735,624	7,194	124,953	1,182	8,248,162	77,980
LargeCap Value Fund I	13,526,848	141,409	1,377,317	14,923	227,007	2,375	14,677,158	153,958
MidCap Growth Fund III	2,564,496	20,614	704,820	8,069	42,569	447	3,226,747	28,236
MidCap Value Fund I	2,151,278	24,255	603,723	8,256	35,150	447	2,719,851	32,064
Overseas Fund	8,736,505	82,407	1,466,036	13,371	167,092	1,528	10,035,449	94,249
Preferred Securities Fund	2,778,417	28,640	335,250	3,252	57,439	544	3,056,228	31,348
Real Estate Securities Fund	2,409,912	39,092	12,949	240	57,003	993	2,365,858	38,338
SmallCap Growth Fund I	2,449,015	22,715	336,201	3,568	123,723	1,409	2,661,493	24,875
SmallCap Value Fund II	2,965,775	23,452	234,423	2,253	143,228	1,410	3,056,970	24,314

		$1,105,497		$144,614		$35,064		$1,215,133

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Fund		$230			$—			$—
Bond Market Index Fund		96			—			—
Core Plus Bond Fund I		334			—			—
Diversified International Fund		1,200			—			—
Diversified Real Asset Fund		174			—			259
Global Multi-Strategy Fund		—			—			—
Global Real Estate Securities Fund		307			—			—
High Yield Fund I		4,401			—			581
International Emerging Markets Fund		749			(1)			—
International Equity Index Fund		1,045			1			16
International Fund I		833			(28)			—
LargeCap Growth Fund		232			99			—
LargeCap Growth Fund I		220			—			5,210
LargeCap S&P 500 Index Fund		1,675			(4)			—
LargeCap Value Fund		1,066			—			—
LargeCap Value Fund I		2,387			1			—
MidCap Growth Fund III		—			—			—
MidCap Value Fund I		187			—			—
Overseas Fund		3,865			(1)			1,919
Preferred Securities Fund		879			—			96
Real Estate Securities Fund		240			(1)			—
SmallCap Growth Fund I		—			1			1,443
SmallCap Value Fund II		127			19			—
		$20,247			$86			$9,524
All dollar amounts are shown in thousands (000's)

See accompanying notes

			Schedule of Investments
			Principal LifeTime 2055 Fund
			April 30, 2012 (unaudited)

INVESTMENT COMPANIES - 99.75%	Shares Held	Value	(000	's)

Principal Funds, Inc. Institutional Class - 99.75%
Bond & Mortgage Securities Fund (a)	45,722		$496
Bond Market Index Fund (a)	11,303		124
Core Plus Bond Fund I (a)	42,627		481
Diversified International Fund (a)	354,662		3,479
Diversified Real Asset Fund (a)	49,120		580
Global Multi-Strategy Fund (a),(b)	59,499		611
Global Real Estate Securities Fund (a)	261,988		2,025
High Yield Fund I (a)	172,240		1,853
International Emerging Markets Fund (a)	101,109		2,522
International Equity Index Fund (a)	194,679		1,881
International Fund I (a)	219,858		2,348
LargeCap Growth Fund (a)	366,289		3,351
LargeCap Growth Fund I (a)	664,871		6,935
LargeCap S&P 500 Index Fund (a)	422,636		4,150
LargeCap Value Fund (a)	320,870		3,321
LargeCap Value Fund I (a)	569,632		6,528
MidCap Growth Fund III (a),(b)	110,264		1,275
MidCap Value Fund I (a)	89,569		1,244
Overseas Fund (a)	407,381		3,915
Preferred Securities Fund (a)	113,441		1,130
Real Estate Securities Fund (a)	37,529		744
SmallCap Growth Fund I (a),(b)	96,880		1,141
SmallCap Value Fund II (a)	108,085		1,080
			$51,214
TOTAL INVESTMENT COMPANIES			$51,214
Total Investments			$51,214
Other Assets in Excess of Liabilities, Net - 0.25%			$129
TOTAL NET ASSETS - 100.00%			$51,343

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$6,527
Unrealized Depreciation	(698)
Net Unrealized Appreciation (Depreciation)	$5,829
Cost for federal income tax purposes	$45,385

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	57 .98%
International Equity Funds	31 .49%
Fixed Income Funds	7.96%
Specialty Funds	2.32%
Other Assets in Excess of Liabilities, Net	0.25%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2055 Fund
April 30, 2012 (unaudited)

	October 31,	October 31,
Affiliated Securities	2011	2011		Purchases	Purchases	Sales		Sales	April 30, 2012 April 30, 2012
	Shares	Cost		Shares	Cost	Shares		Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	30,942	$281		16,578	$178	1,798		$20	45,722	$439
Bond Market Index Fund	7,001	72		4,851	53	549		6	11,303	119
Core Plus Bond Fund I	28,230	300		16,080	178	1,683		18	42,627	460
Diversified International Fund	243,915	2,263		128,854	1,214	18,107		168	354,662	3,309
Diversified Real Asset Fund	32,918	350		18,405	214	2,203		26	49,120	538
Global Multi-Strategy Fund	23,500	235		37,118	380	1,119		11	59,499	604
Global Real Estate Securities Fund	145,790	1,072		119,956	864	3,758		28	261,988	1,908
High Yield Fund I	128,953	1,271		49,060	515	5,773		61	172,240	1,725
International Emerging Markets Fund	72,816	1,591		32,866	789	4,573		106	101,109	2,274
International Equity Index Fund	140,638	1,426		62,390	590	8,349		77	194,679	1,939
International Fund I	177,556	1,863		65,275	674	22,973		243	219,858	2,294
LargeCap Growth Fund	283,271	1,948		97,577	826	14,559		121	366,289	2,653
LargeCap Growth Fund I	467,792	3,640		225,619	2,184	28,540		273	664,871	5,551
LargeCap S&P 500 Index Fund	303,628	2,373		137,677	1,279	18,669		171	422,636	3,481
LargeCap Value Fund	234,951	2,002		99,521	978	13,602		132	320,870	2,848
LargeCap Value Fund I	410,928	4,084		183,520	2,002	24,816		266	569,632	5,820
MidCap Growth Fund III	73,585	593		42,018	467	5,339		57	110,264	1,003
MidCap Value Fund I	58,539	605		35,464	473	4,434		58	89,569	1,020
Overseas Fund	279,001	2,887		146,381	1,372	18,001		168	407,381	4,091
Preferred Securities Fund	80,952	800		37,691	367	5,202		50	113,441	1,117
Real Estate Securities Fund	42,513	425		210	4	5,194		91	37,529	359
SmallCap Growth Fund I	75,591	607		33,973	374	12,684		145	96,880	837
SmallCap Value Fund II	78,563	653		34,377	330	4,855		45	108,085	938

		$31,341			$16,305			$2,341		$45,327

					Realized Gain/Loss				Realized Gain from
		Income			on Investments			Other Investment Companies
Bond & Mortgage Securities Fund			$7			$—	$			—
Bond Market Index Fund			2			—				—
Core Plus Bond Fund I			9			—				—
Diversified International Fund			40			—				—
Diversified Real Asset Fund			5			—				7
Global Multi-Strategy Fund			—			—				—
Global Real Estate Securities Fund			22			—				—
High Yield Fund I			117			—				15
International Emerging Markets Fund			25			—				—
International Equity Index Fund			37			—				1
International Fund I			33			—				—
LargeCap Growth Fund			8			—				—
LargeCap Growth Fund I			7			—				169
LargeCap S&P 500 Index Fund			57			—				—
LargeCap Value Fund			35			—				—
LargeCap Value Fund I			77			—				—
MidCap Growth Fund III			—			—				—
MidCap Value Fund I			5			—				—
Overseas Fund			132			—				66
Preferred Securities Fund			30			—				3
Real Estate Securities Fund			4			21				—
SmallCap Growth Fund I			—			1				47
SmallCap Value Fund II			4			—				—
			$656			$22	$			308
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
Principal LifeTime Strategic Income Fund
April 30, 2012 (unaudited)

INVESTMENT COMPANIES - 100.21%	Shares Held	Value	(000	's)

Principal Funds, Inc. Institutional Class - 100.21%
Bond & Mortgage Securities Fund (a)	10,006,895		$108,575
Bond Market Index Fund (a)	5,104,770		56,204
Core Plus Bond Fund I (a)	10,103,048		114,063
Diversified International Fund (a)	1,259,468		12,355
Diversified Real Asset Fund (a)	2,955,968		34,880
Equity Income Fund (a)	2,229,326		42,848
Global Diversified Income Fund (a)	3,536,523		47,743
Global Multi-Strategy Fund (a),(b)	1,167,530		11,991
High Yield Fund I (a)	2,355,874		25,349
Inflation Protection Fund (a)	9,665,106		86,406
International Emerging Markets Fund (a)	207,539		5,176
International Equity Index Fund (a)	333,614		3,223
International Fund I (a)	449,028		4,796
LargeCap Growth Fund (a)	416,358		3,810
LargeCap Growth Fund I (a)	2,345,626		24,465
LargeCap S&P 500 Index Fund (a)	1,479,653		14,530
MidCap Blend Fund (a)	913,270		13,873
MidCap Growth Fund III (a),(b)	396,017		4,578
MidCap Value Fund I (a)	322,329		4,477
Overseas Fund (a)	1,294,417		12,439
Short-Term Income Fund (a)	8,397,557		101,526
SmallCap Growth Fund I (a),(b)	346,250		4,079
SmallCap Value Fund II (a)	398,529		3,981
			$741,367
TOTAL INVESTMENT COMPANIES			$741,367
Total Investments			$741,367
Liabilities in Excess of Other Assets, Net - (0.21)%			$(1,571)
TOTAL NET ASSETS - 100.00%			$739,796

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$44,461
Unrealized Depreciation	(10,894)
Net Unrealized Appreciation (Depreciation)	$33,567
Cost for federal income tax purposes	$707,800

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	66 .53%
Domestic Equity Funds	15 .76%
Specialty Funds	12 .78%
International Equity Funds	5.14%
Liabilities in Excess of Other Assets, Net	(0.21)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Strategic Income Fund
April 30, 2012 (unaudited)

	October 31,	October 31,
Affiliated Securities	2011	2011	Purchases	Purchases	Sales	Sales	April 30, 2012 April 30, 2012
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	10,396,951	$112,252	1,008,807	$10,799	1,398,863	$15,013	10,006,895	$108,033
Bond Market Index Fund	2,977,137	30,435	2,500,294	27,200	372,661	4,073	5,104,770	53,564
Core Plus Bond Fund I	9,485,243	100,543	1,070,015	11,756	452,210	5,015	10,103,048	107,283
Diversified International Fund	798,335	11,855	519,602	5,047	58,469	559	1,259,468	16,343
Diversified Real Asset Fund	2,766,353	28,899	336,786	3,880	147,171	1,717	2,955,968	31,061
Equity Income Fund	—	—	2,265,831	43,075	36,505	701	2,229,326	42,374
Global Diversified Income Fund	3,306,253	35,076	381,043	4,990	150,773	1,998	3,536,523	38,069
Global Multi-Strategy Fund	2,130,000	21,300	43,170	441	1,005,640	10,308	1,167,530	11,676
High Yield Fund I	1,573,727	14,737	884,568	9,332	102,421	1,085	2,355,874	22,984
Inflation Protection Fund	12,335,264	110,868	759,336	6,639	3,429,494	30,324	9,665,106	86,218
International Emerging Markets Fund	117,961	2,748	100,259	2,486	10,681	258	207,539	4,976
International Equity Index Fund	310,029	2,975	43,343	405	19,758	189	333,614	3,191
International Fund I	423,953	6,450	48,068	491	22,993	240	449,028	6,701
LargeCap Growth Fund	1,350,234	9,066	50,242	399	984,118	8,555	416,358	2,265
LargeCap Growth Fund I	2,173,978	17,322	278,501	2,594	106,853	1,054	2,345,626	18,874
LargeCap S&P 500 Index Fund	1,044,621	10,585	507,987	4,904	72,955	685	1,479,653	14,809
LargeCap Value Fund	949,805	9,640	53,572	498	1,003,377	10,320	—	—
LargeCap Value Fund I	1,595,317	15,180	98,400	1,012	1,693,717	19,270	—	—
MidCap Blend Fund	—	—	929,517	13,759	16,247	246	913,270	13,517
MidCap Growth Fund III	389,031	3,031	11,759	122	4,773	49	396,017	3,104
MidCap Value Fund I	314,294	3,136	11,963	149	3,928	48	322,329	3,237
Overseas Fund	978,623	9,013	374,071	3,574	58,277	559	1,294,417	12,027
Preferred Securities Fund	1,113,857	12,373	83,252	792	1,197,109	11,987	—	—
Short-Term Income Fund	7,328,440	87,888	1,485,479	17,860	416,362	4,999	8,397,557	100,749
SmallCap Growth Fund I	517,876	4,124	57,784	603	229,410	2,672	346,250	2,752
SmallCap Value Fund II	532,453	4,118	33,610	321	167,534	1,671	398,529	3,078

		$663,614		$173,128		$133,595		$706,885

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Fund		$2,091			$(5)			$—
Bond Market Index Fund		818			2			—
Core Plus Bond Fund I		3,013			(1)			—
Diversified International Fund		120			—			—
Diversified Real Asset Fund		361			(1)			538
Equity Income Fund		154			—			—
Global Diversified Income Fund		1,370			1			140
Global Multi-Strategy Fund		—			243			—
High Yield Fund I		1,358			—			179
Inflation Protection Fund		153			(965)			—
International Emerging Markets Fund		39			—			—
International Equity Index Fund		76			—			1
International Fund I		74			—			—
LargeCap Growth Fund		34			1,355			—
LargeCap Growth Fund I		31			12			739
LargeCap S&P 500 Index Fund		185			5			—
LargeCap Value Fund		133			182			—
LargeCap Value Fund I		282			3,078			—
MidCap Blend Fund		—			4			—
MidCap Growth Fund III		—			—			—
MidCap Value Fund I		27			—			—
Overseas Fund		432			(1)			215
Preferred Securities Fund		254			(1,178)			39
Short-Term Income Fund		1,032			—			—
SmallCap Growth Fund I		—			697			304
SmallCap Value Fund II		23			310			—
		$12,060			$3,738			$2,155
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments Real Estate Securities Fund April 30, 2012 (unaudited)

COMMON STOCKS - 97.86%	Shares Held	Value	(000	's)		Maturity

Commercial Services - 0.68%					REPURCHASE AGREEMENTS - 0.54%	Amount (000's)	Value	(000	's)
Corrections Corp of America	380,900		$11,004		Banks- 0.54%
					Investment in Joint Trading Account; Credit	$1,852		$1,852
					Suisse Repurchase Agreement; 0.16%
Lodging - 1.79%					dated 04/30/12 maturing 05/01/12
Starwood Hotels & Resorts Worldwide Inc	488,700		28,931		(collateralized by US Government
					Securities; $1,889,440; 0.00% - 11.25%;
Real Estate - 1.07%					dated 02/15/15 - 08/15/39)
CBRE Group Inc (a)	338,323		6,364		Investment in Joint Trading Account; Deutsche	3,614		3,615
Jones Lang LaSalle Inc	138,400		11,063		Bank Repurchase Agreement; 0.20% dated
			$17,427		04/30/12 maturing 05/01/12 (collateralized
					by US Government Securities; $3,686,712;
REITS - 94.32%					0.00% - 8.20%; dated 05/01/12 - 07/15/37)
American Assets Trust Inc	444,540		10,451		Investment in Joint Trading Account; JP	1,355		1,356
Annaly Capital Management Inc	506,400		8,265		Morgan Repurchase Agreement; 0.18%
Apartment Investment & Management Co	840,700		22,825		dated 04/30/12 maturing 05/01/12
Ashford Hospitality Trust Inc	167,561		1,431		(collateralized by US Government
AvalonBay Communities Inc	515,270		74,920		Securities; $1,382,517; 0.00% - 8.38%;
Boston Properties Inc	873,131		94,516		dated 02/08/13 - 04/23/32)
BRE Properties Inc	445,373		23,382		Investment in Joint Trading Account; Merrill	1,934		1,934
Camden Property Trust	841,778		56,963		Lynch Repurchase Agreement; 0.17%
Colonial Properties Trust	1,253,395		28,038		dated 04/30/12 maturing 05/01/12
CubeSmart	707,300		8,884		(collateralized by US Government Security;
CYS Investments Inc	1,345,850		18,479		$1,973,008; 1.50%; dated 07/31/16)
DDR Corp	1,225,800		18,142					$8,757
Digital Realty Trust Inc	337,717		25,359
Douglas Emmett Inc	850,048		19,755		TOTAL REPURCHASE AGREEMENTS			$8,757
DuPont Fabros Technology Inc	520,790		14,140		Total Investments			$1,617,243
Education Realty Trust Inc	1,001,711		11,289		Other Assets in Excess of Liabilities, Net - 0.07%			$1,060
Entertainment Properties Trust	382,311		18,347		TOTAL NET ASSETS - 100.00%			$1,618,303
Equity Lifestyle Properties Inc	382,947		26,783
Equity One Inc	1,197,879		24,892		(a) Non-Income Producing Security
Equity Residential	1,738,046		106,786
Essex Property Trust Inc	206,189		32,572
Extra Space Storage Inc	963,100		29,230
Federal Realty Investment Trust	316,758		31,885		Unrealized Appreciation (Depreciation)
General Growth Properties Inc	2,039,139		36,297		The net federal income tax unrealized appreciation (depreciation) and federal tax
Glimcher Realty Trust	2,343,438		23,177		cost of investments held as of the period end were as follows:
HCP Inc	1,467,272		60,818
Health Care REIT Inc	464,438		26,315		Unrealized Appreciation			$514,062
Hersha Hospitality Trust	1,765,877		10,154		Unrealized Depreciation			(1,294)
Highwoods Properties Inc	206,800		7,182		Net Unrealized Appreciation (Depreciation)			$512,768
Host Hotels & Resorts Inc	3,907,588		65,022		Cost for federal income tax purposes			$1,104,475
LaSalle Hotel Properties	963,115		28,325
Macerich Co/The	117,480		7,233		All dollar amounts are shown in thousands (000's)
Prologis Inc	1,114,484		39,876
PS Business Parks Inc	253,595		17,308		Portfolio Summary (unaudited)
Public Storage	599,400		85,870		Sector			Percent
Ramco-Gershenson Properties Trust	1,623,430		19,546		Financial			97 .46%
Retail Properties of America Inc	495,075		4,480		Consumer, Cyclical			1.79%
Saul Centers Inc	168,610		6,746		Consumer, Non-cyclical			0.68%
Simon Property Group Inc	1,484,740		231,026		Other Assets in Excess of Liabilities, Net			0.07%
SL Green Realty Corp	665,406		54,856		TOTAL NET ASSETS			100.00%
Strategic Hotels & Resorts Inc (a)	1,446,879		9,853
Taubman Centers Inc	348,881		26,927
Ventas Inc	987,747		58,070
			$1,526,415
TOTAL COMMON STOCKS			$1,583,777
CONVERTIBLE PREFERRED STOCKS -
1.53%	Shares Held	Value	(000	's)

REITS - 1.53%
Digital Realty Trust Inc	543,800		24,709

TOTAL CONVERTIBLE PREFERRED STOCKS			$24,709

See accompanying notes

			Schedule of Investments
			SAM Balanced Portfolio
			April 30, 2012 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held	Value	(000	's)

Principal Funds, Inc. Institutional Class - 100.02%
Diversified International Fund (a)	29,361,910		$288,040
Equity Income Fund (a)	32,677,759		628,067
Global Diversified Income Fund (a)	4,970,752		67,105
Global Multi-Strategy Fund (a),(b)	4,544,734		46,674
Global Real Estate Securities Fund (a)	2,902,413		22,436
Government & High Quality Bond Fund (a)	36,316,276		411,100
High Yield Fund (a)	13,194,140		100,803
Income Fund (a)	47,221,967		458,998
Inflation Protection Fund (a)	1,273,502		11,385
International Emerging Markets Fund (a)	3,000,400		74,830
LargeCap Blend Fund II (a)	9,478,047		99,614
LargeCap Growth Fund (a)	22,811,018		208,721
LargeCap Growth Fund II (a)	12,744,251		110,620
LargeCap Value Fund (a)	10,072,276		104,248
LargeCap Value Fund III (a)	11,616,432		124,412
MidCap Blend Fund (a)	7,042,472		106,975
MidCap Growth Fund III (a),(b)	1,127,574		13,035
Preferred Securities Fund (a)	8,043,219		80,111
Principal Capital Appreciation Fund (a)	6,142,475		259,335
Real Estate Securities Fund (a)	868,656		17,217
Short-Term Income Fund (a)	5,861,958		70,871
SmallCap Growth Fund I (a),(b)	8,538,033		100,578
SmallCap Value Fund II (a)	4,043,155		40,391
Small-MidCap Dividend Income Fund (a)	6,164,062		64,661
			$3,510,227
TOTAL INVESTMENT COMPANIES			$3,510,227
Total Investments			$3,510,227
Liabilities in Excess of Other Assets, Net - (0.02)%			$(627)
TOTAL NET ASSETS - 100.00%			$3,509,600

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$442,646
Unrealized Depreciation	(13,027)
Net Unrealized Appreciation (Depreciation)	$429,619
Cost for federal income tax purposes	$3,080,608

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	53 .52%
Fixed Income Funds	32 .28%
International Equity Funds	10 .98%
Specialty Funds	3.24%
Liabilities in Excess of Other Assets, Net	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SAM Balanced Portfolio
April 30, 2012 (unaudited)

	October 31,	October 31,
Affiliated Securities	2011	2011	Purchases	Purchases	Sales	Sales	April 30, 2012 April 30, 2012
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Diversified International Fund	29,227,178	$282,138	670,590	$6,094	535,858	$4,907	29,361,910	$281,788
Equity Income Fund	33,170,886	518,833	484,531	8,939	977,658	17,894	32,677,759	510,454
Global Diversified Income Fund	4,902,191	65,067	166,162	2,161	97,601	1,274	4,970,752	65,922
Global Multi-Strategy Fund	2,185,071	21,851	2,359,663	23,707	—	—	4,544,734	45,558
Global Real Estate Securities Fund	2,849,025	20,909	53,388	369	—	—	2,902,413	21,278
Government & High Quality Bond	37,488,263	397,468	753,454	8,505	1,925,441	21,716	36,316,276	384,373
Fund
High Yield Fund	12,579,714	89,606	955,162	7,098	340,736	2,567	13,194,140	94,098
Income Fund	44,651,631	402,716	2,570,336	24,687	—	—	47,221,967	427,403
Inflation Protection Fund	2,297,944	18,562	41,740	371	1,066,182	9,315	1,273,502	10,286
International Emerging Markets Fund	3,017,800	67,387	43,796	960	61,196	1,478	3,000,400	66,756
LargeCap Blend Fund II	9,065,014	85,204	413,033	4,000	—	—	9,478,047	89,204
LargeCap Growth Fund	22,701,316	121,953	246,954	2,159	137,252	1,107	22,811,018	123,153
LargeCap Growth Fund II	11,129,182	68,010	1,679,301	12,810	64,232	550	12,744,251	80,250
LargeCap Value Fund	8,955,887	89,777	1,116,389	11,185	—	—	10,072,276	100,962
LargeCap Value Fund III	11,406,558	98,208	274,499	2,655	64,625	686	11,616,432	100,193
MidCap Blend Fund	6,388,850	55,846	653,622	8,811	—	—	7,042,472	64,657
MidCap Growth Fund III	2,159,516	22,010	2,891	33	1,034,833	11,091	1,127,574	11,296
Preferred Securities Fund	7,838,470	60,843	330,040	3,181	125,291	1,215	8,043,219	62,794
Principal Capital Appreciation Fund	6,109,647	197,730	147,912	5,509	115,084	4,504	6,142,475	198,754
Real Estate Securities Fund	843,514	8,931	38,886	702	13,744	257	868,656	9,375
Short-Term Income Fund	5,144,911	59,893	717,047	8,628	—	—	5,861,958	68,521
SmallCap Growth Fund I	7,924,527	80,956	613,506	6,197	—	—	8,538,033	87,153
SmallCap Value Fund II	4,192,224	41,604	131,565	1,307	280,634	2,603	4,043,155	40,029
Small-MidCap Dividend Income Fund	5,795,349	57,205	385,103	3,960	16,390	172	6,164,062	61,001

		$2,932,707		$154,028		$81,336		$3,005,258

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Other Investment Companies
Diversified International Fund		$4,281			$(1,537)			$—
Equity Income Fund		8,939			576			—
Global Diversified Income Fund		1,955			(32)			203
Global Multi-Strategy Fund		—			—			—
Global Real Estate Securities Fund		337			—			—
Government & High Quality Bond Fund		8,118			116			—
High Yield Fund		4,229			(39)			2,806
Income Fund		10,955			—			—
Inflation Protection Fund		22			668			—
International Emerging Markets Fund		961			(113)			—
LargeCap Blend Fund II		1,108			—			—
LargeCap Growth Fund		569			148			—
LargeCap Growth Fund II		538			(20)			7,790
LargeCap Value Fund		1,249			—			—
LargeCap Value Fund III		2,058			16			—
MidCap Blend Fund		1,295			—			4,442
MidCap Growth Fund III		—			344			—
Preferred Securities Fund		2,391			(15)			265
Principal Capital Appreciation Fund		3,418			19			2,091
Real Estate Securities Fund		87			(1)			—
Short-Term Income Fund		717			—			—
SmallCap Growth Fund I		—			—			4,636
SmallCap Value Fund II		172			(279)			—
Small-MidCap Dividend Income Fund		1,335			8			—
		$54,734			$(141)			$22,233
All dollar amounts are shown in thousands (000's)

See accompanying notes

		Schedule of Investments
	SAM Conservative Balanced Portfolio
		April 30, 2012 (unaudited)

INVESTMENT COMPANIES - 99.88%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 99.88%
Diversified International Fund (a)	5,581,203	$54,752
Equity Income Fund (a)	5,213,985	100,213
Global Diversified Income Fund (a)	2,086,504	28,168
Global Multi-Strategy Fund (a),(b)	1,165,507	11,970
Global Real Estate Securities Fund (a)	602,184	4,655
Government & High Quality Bond Fund (a)	16,517,885	186,982
High Yield Fund (a)	4,897,840	37,420
Income Fund (a)	23,150,831	225,026
Inflation Protection Fund (a)	1,410,165	12,607
International Emerging Markets Fund (a)	487,228	12,151
LargeCap Blend Fund II (a)	2,635,339	27,697
LargeCap Growth Fund (a)	4,406,100	40,316
LargeCap Growth Fund II (a)	3,253,243	28,238
LargeCap Value Fund (a)	2,929,302	30,318
LargeCap Value Fund III (a)	2,408,880	25,799
MidCap Blend Fund (a)	1,451,388	22,047
MidCap Growth Fund III (a),(b)	290,829	3,362
Preferred Securities Fund (a)	3,699,936	36,851
Principal Capital Appreciation Fund (a)	1,388,103	58,606
Real Estate Securities Fund (a)	155,221	3,076
Short-Term Income Fund (a)	4,243,089	51,299
SmallCap Growth Fund I (a),(b)	1,261,616	14,862
SmallCap Value Fund II (a)	803,459	8,027
Small-MidCap Dividend Income Fund (a)	1,323,101	13,879
		$1,038,321
TOTAL INVESTMENT COMPANIES		$1,038,321
Total Investments		$1,038,321
Other Assets in Excess of Liabilities, Net - 0.12%		$1,269
TOTAL NET ASSETS - 100.00%		$1,039,590

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$97,434
Unrealized Depreciation	(2,478)
Net Unrealized Appreciation (Depreciation)	$94,956
Cost for federal income tax purposes	$943,365

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	52 .92%
Domestic Equity Funds	36 .21%
International Equity Funds	6.89%
Specialty Funds	3.86%
Other Assets in Excess of Liabilities, Net	0.12%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SAM Conservative Balanced Portfolio
April 30, 2012 (unaudited)

	October 31,	October 31,
Affiliated Securities	2011	2011	Purchases	Purchases	Sales	Sales	April 30, 2012 April 30, 2012
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Diversified International Fund	5,429,356	$50,860	212,657	$1,988	60,810	$557	5,581,203	$52,096
Equity Income Fund	5,193,810	80,881	76,787	1,417	56,612	1,058	5,213,985	81,231
Global Diversified Income Fund	2,035,259	27,149	69,342	902	18,097	236	2,086,504	27,805
Global Multi-Strategy Fund	548,198	5,482	617,309	6,207	—	—	1,165,507	11,689
Global Real Estate Securities Fund	585,133	4,248	17,051	123	—	—	602,184	4,371
Government & High Quality Bond	16,356,499	175,323	471,938	5,331	310,552	3,502	16,517,885	177,160
Fund
High Yield Fund	4,577,749	32,870	377,769	2,813	57,678	432	4,897,840	35,227
Income Fund	19,735,511	181,002	3,415,320	32,758	—	—	23,150,831	213,760
Inflation Protection Fund	1,426,174	11,569	106,493	949	122,502	1,071	1,410,165	11,508
International Emerging Markets Fund	481,842	8,882	7,014	154	1,628	41	487,228	8,994
LargeCap Blend Fund II	2,641,135	24,870	34,404	320	40,200	402	2,635,339	24,779
LargeCap Growth Fund	4,322,098	23,823	124,477	1,116	40,475	328	4,406,100	24,663
LargeCap Growth Fund II	2,087,544	14,174	1,200,580	9,553	34,881	299	3,253,243	23,414
LargeCap Value Fund	2,522,448	25,050	406,854	3,937	—	—	2,929,302	28,987
LargeCap Value Fund III	2,385,873	20,968	44,769	429	21,762	219	2,408,880	21,161
MidCap Blend Fund	1,092,414	11,328	359,298	4,984	324	4	1,451,388	16,308
MidCap Growth Fund III	625,207	6,236	29,200	336	363,578	3,906	290,829	2,912
Preferred Securities Fund	3,347,387	28,008	361,277	3,469	8,728	87	3,699,936	31,390
Principal Capital Appreciation Fund	1,370,993	45,353	33,314	1,241	16,204	633	1,388,103	45,963
Real Estate Securities Fund	154,377	1,365	844	16	—	—	155,221	1,381
Short-Term Income Fund	3,966,658	46,403	352,149	4,246	75,718	902	4,243,089	49,734
SmallCap Growth Fund I	945,751	9,707	315,865	3,428	—	—	1,261,616	13,135
SmallCap Value Fund II	720,453	7,199	85,942	857	2,936	29	803,459	8,026
Small-MidCap Dividend Income Fund	1,180,355	11,647	144,411	1,469	1,665	19	1,323,101	13,098

		$854,397		$88,043		$13,725		$928,792

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Other Investment Companies
Diversified International Fund		$799			$(195)			$—
Equity Income Fund		1,417			(9)			—
Global Diversified Income Fund		817			(10)			85
Global Multi-Strategy Fund		—			—			—
Global Real Estate Securities Fund		69			—			—
Government & High Quality Bond Fund		3,652			8			—
High Yield Fund		1,552			(24)			1,026
Income Fund		5,118			—			—
Inflation Protection Fund		17			61			—
International Emerging Markets Fund		154			(1)			—
LargeCap Blend Fund II		320			(9)			—
LargeCap Growth Fund		108			52			—
LargeCap Growth Fund II		123			(14)			1,763
LargeCap Value Fund		367			—			—
LargeCap Value Fund III		429			(17)			—
MidCap Blend Fund		243			—			831
MidCap Growth Fund III		—			246			—
Preferred Securities Fund		1,078			—			117
Principal Capital Appreciation Fund		770			2			470
Real Estate Securities Fund		16			—			—
Short-Term Income Fund		533			(13)			—
SmallCap Growth Fund I		—			—			594
SmallCap Value Fund II		31			(1)			—
Small-MidCap Dividend Income Fund		281			1			—
		$17,894			$77			$4,886
All dollar amounts are shown in thousands (000's)

See accompanying notes

		Schedule of Investments
	SAM Conservative Growth Portfolio
		April 30, 2012 (unaudited)

INVESTMENT COMPANIES - 100.15%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.15%
Diversified International Fund (a)	26,286,694	$257,872
Diversified Real Asset Fund (a)	3,717,017	43,861
Equity Income Fund (a)	27,040,249	519,714
Global Multi-Strategy Fund (a),(b)	3,592,474	36,895
Global Real Estate Securities Fund (a)	3,944,265	30,489
Government & High Quality Bond Fund (a)	9,962,370	112,774
High Yield Fund (a)	5,587,478	42,688
Income Fund (a)	12,971,260	126,081
International Emerging Markets Fund (a)	2,446,591	61,018
LargeCap Blend Fund II (a)	8,144,320	85,597
LargeCap Growth Fund (a)	17,159,504	157,009
LargeCap Growth Fund II (a)	11,332,999	98,370
LargeCap Value Fund (a)	11,415,680	118,152
LargeCap Value Fund III (a)	12,524,879	134,141
MidCap Blend Fund (a)	6,139,079	93,253
MidCap Growth Fund III (a),(b)	708,739	8,193
Preferred Securities Fund (a)	1,784,680	17,775
Principal Capital Appreciation Fund (a)	5,517,706	232,958
Real Estate Securities Fund (a)	34,496	684
Short-Term Income Fund (a)	1,278,680	15,459
SmallCap Growth Fund I (a),(b)	8,361,451	98,498
SmallCap Value Fund II (a)	3,781,171	37,774
Small-MidCap Dividend Income Fund (a)	5,910,444	62,001
		$2,391,256
TOTAL INVESTMENT COMPANIES		$2,391,256
Total Investments		$2,391,256
Liabilities in Excess of Other Assets, Net - (0.15)%		$(3,663)
TOTAL NET ASSETS - 100.00%		$2,387,593

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$327,419
Unrealized Depreciation	(16,070)
Net Unrealized Appreciation (Depreciation)	$311,349
Cost for federal income tax purposes	$2,079,907

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	68 .96%
International Equity Funds	14 .63%
Fixed Income Funds	13 .18%
Specialty Funds	3.38%
Liabilities in Excess of Other Assets, Net	(0.15)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SAM Conservative Growth Portfolio
April 30, 2012 (unaudited)

	October 31,	October 31,
Affiliated Securities	2011	2011	Purchases	Purchases	Sales	Sales	April 30, 2012 April 30, 2012
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Diversified International Fund	26,569,216	$267,706	458,051	$4,057	740,573	$6,827	26,286,694	$262,651
Diversified Real Asset Fund	3,883,434	43,175	108,772	1,204	275,189	3,186	3,717,017	41,261
Equity Income Fund	27,829,097	435,596	403,757	7,448	1,192,605	21,979	27,040,249	421,950
Global Multi-Strategy Fund	1,775,733	17,757	1,816,741	18,232	—	—	3,592,474	35,989
Global Real Estate Securities Fund	3,877,496	28,629	66,769	459	—	—	3,944,265	29,088
Government & High Quality Bond	10,644,953	111,663	266,710	3,012	949,293	10,700	9,962,370	104,391
Fund
High Yield Fund	5,750,858	40,426	441,138	3,282	604,518	4,581	5,587,478	39,148
Income Fund	12,597,936	112,393	442,187	4,245	68,863	657	12,971,260	115,975
Inflation Protection Fund	30,767	251	—	—	30,767	269	—	—
International Emerging Markets Fund	2,448,404	60,327	35,638	781	37,451	932	2,446,591	60,124
LargeCap Blend Fund II	7,912,673	74,089	231,647	2,247	—	—	8,144,320	76,336
LargeCap Growth Fund	16,888,709	92,955	270,795	2,297	—	—	17,159,504	95,252
LargeCap Growth Fund II	10,179,132	66,374	1,291,201	9,744	137,334	1,183	11,332,999	74,898
LargeCap Value Fund	11,032,715	111,259	382,965	3,698	—	—	11,415,680	114,957
LargeCap Value Fund III	12,979,076	118,430	237,265	2,275	691,462	7,039	12,524,879	113,874
MidCap Blend Fund	5,659,309	47,663	479,770	6,397	—	—	6,139,079	54,060
MidCap Growth Fund III	2,083,603	20,693	13,523	154	1,388,387	14,884	708,739	6,973
Preferred Securities Fund	1,698,843	12,384	85,837	830	—	—	1,784,680	13,214
Principal Capital Appreciation Fund	5,534,721	177,916	138,287	5,174	155,302	6,078	5,517,706	177,024
Real Estate Securities Fund	8,469	139	26,027	475	—	—	34,496	614
Short-Term Income Fund	1,109,426	12,828	169,254	2,035	—	—	1,278,680	14,863
SmallCap Growth Fund I	8,256,115	84,798	479,703	4,711	374,367	4,081	8,361,451	85,435
SmallCap Value Fund II	4,276,174	42,192	18,795	170	513,798	4,753	3,781,171	37,123
Small-MidCap Dividend Income Fund	5,747,268	56,940	163,176	1,654	—	—	5,910,444	58,594

		$2,036,583		$84,581		$87,149		$2,033,794

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Other Investment Companies
Diversified International Fund		$3,871			$(2,285)			$—
Diversified Real Asset Fund		483			68			721
Equity Income Fund		7,448			885			—
Global Multi-Strategy Fund		—			—			—
Global Real Estate Securities Fund		459			—			—
Government & High Quality Bond Fund		2,236			416			—
High Yield Fund		1,869			21			1,238
Income Fund		3,058			(6)			—
Inflation Protection Fund		—			18			—
International Emerging Markets Fund		782			(52)			—
LargeCap Blend Fund II		961			—			—
LargeCap Growth Fund		424			—			—
LargeCap Growth Fund II		486			(37)			7,064
LargeCap Value Fund		1,522			—			—
LargeCap Value Fund III		2,275			208			—
MidCap Blend Fund		1,141			—			3,917
MidCap Growth Fund III		—			1,010			—
Preferred Securities Fund		525			—			58
Principal Capital Appreciation Fund		3,078			12			1,879
Real Estate Securities Fund		3			—			—
Short-Term Income Fund		157			—			—
SmallCap Growth Fund I		—			7			4,711
SmallCap Value Fund II		170			(486)			—
Small-MidCap Dividend Income Fund		1,314			—			—
		$32,262			$(221)			$19,588
All dollar amounts are shown in thousands (000's)

See accompanying notes

			Schedule of Investments
			SAM Flexible Income Portfolio
			April 30, 2012 (unaudited)

INVESTMENT COMPANIES - 99.86%	Shares Held	Value	(000	's)

Principal Funds, Inc. Institutional Class - 99.86%
Diversified International Fund (a)	3,301,276		$32,385
Equity Income Fund (a)	4,831,445		92,860
Global Diversified Income Fund (a)	4,980,168		67,232
Global Real Estate Securities Fund (a)	1,985,842		15,351
Government & High Quality Bond Fund (a)	23,615,337		267,326
High Yield Fund (a)	6,503,091		49,684
Income Fund (a)	35,726,813		347,265
International Emerging Markets Fund (a)	512,253		12,776
LargeCap Blend Fund II (a)	2,403,778		25,264
LargeCap Growth Fund (a)	2,955,652		27,044
LargeCap Growth Fund II (a)	3,000,397		26,043
LargeCap Value Fund (a)	2,481,751		25,686
LargeCap Value Fund III (a)	2,081,503		22,293
MidCap Blend Fund (a)	1,189,094		18,062
Preferred Securities Fund (a)	7,136,705		71,082
Principal Capital Appreciation Fund (a)	602,566		25,440
Real Estate Securities Fund (a)	561,724		11,133
Short-Term Income Fund (a)	8,298,716		100,331
SmallCap Growth Fund I (a),(b)	1,023,233		12,054
Small-MidCap Dividend Income Fund (a)	3,180,158		33,360
			$1,282,671
TOTAL INVESTMENT COMPANIES			$1,282,671
Total Investments			$1,282,671
Other Assets in Excess of Liabilities, Net - 0.14%			$1,849
TOTAL NET ASSETS - 100.00%			$1,284,520

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$136,472
Unrealized Depreciation	(2,731)
Net Unrealized Appreciation (Depreciation)	$133,741
Cost for federal income tax purposes	$1,148,930

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	65 .05%
Domestic Equity Funds	24 .88%
Specialty Funds	5.23%
International Equity Funds	4.70%
Other Assets in Excess of Liabilities, Net	0.14%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SAM Flexible Income Portfolio
April 30, 2012 (unaudited)

	October 31,	October 31,
Affiliated Securities	2011	2011	Purchases	Purchases	Sales	Sales	April 30, 2012 April 30, 2012
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Diversified International Fund	3,071,775	$28,734	229,501	$2,185	—	$—	3,301,276	$30,919
Equity Income Fund	4,845,815	73,506	71,153	1,313	85,523	1,541	4,831,445	73,326
Global Diversified Income Fund	4,851,856	64,740	165,228	2,149	36,916	475	4,980,168	66,388
Global Real Estate Securities Fund	1,964,953	14,425	33,806	232	12,917	90	1,985,842	14,555
Government & High Quality Bond	23,668,688	254,283	456,148	5,148	509,499	5,746	23,615,337	253,919
Fund
High Yield Fund	6,148,392	42,257	468,253	3,480	113,554	845	6,503,091	44,875
Income Fund	29,103,290	265,333	6,623,523	63,679	—	—	35,726,813	329,012
International Emerging Markets Fund	346,135	7,691	166,960	3,845	842	23	512,253	11,505
LargeCap Blend Fund II	2,035,267	19,228	369,659	3,447	1,148	12	2,403,778	22,663
LargeCap Growth Fund	1,641,546	8,948	1,314,106	10,930	—	—	2,955,652	19,878
LargeCap Growth Fund II	2,416,684	16,376	586,417	4,572	2,704	23	3,000,397	20,924
LargeCap Value Fund	2,235,847	22,004	245,904	2,507	—	—	2,481,751	24,511
LargeCap Value Fund III	2,129,703	17,096	39,589	380	87,789	868	2,081,503	16,607
MidCap Blend Fund	1,114,712	9,887	76,104	995	1,722	25	1,189,094	10,859
Preferred Securities Fund	6,360,048	51,434	776,657	7,482	—	—	7,136,705	58,916
Principal Capital Appreciation Fund	534,895	17,234	67,671	2,712	—	—	602,566	19,946
Real Estate Securities Fund	559,098	6,840	3,054	57	428	8	561,724	6,889
Short-Term Income Fund	7,609,360	89,085	731,259	8,789	41,903	499	8,298,716	97,380
SmallCap Growth Fund I	504,011	5,351	519,222	5,537	—	—	1,023,233	10,888
Small-MidCap Dividend Income Fund	3,033,707	29,911	148,313	1,521	1,862	20	3,180,158	31,413

		$1,044,363		$130,960		$10,175		$1,165,373

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Other Investment Companies
Diversified International Fund		$454			$—			$—
Equity Income Fund		1,313			48			—
Global Diversified Income Fund		1,948			(26)			202
Global Real Estate Securities Fund		232			(12)			—
Government & High Quality Bond Fund		5,250			234			—
High Yield Fund		2,072			(17)			1,377
Income Fund		7,593			—			—
International Emerging Markets Fund		140			(8)			—
LargeCap Blend Fund II		283			—			—
LargeCap Growth Fund		56			—			—
LargeCap Growth Fund II		128			(1)			1,855
LargeCap Value Fund		308			—			—
LargeCap Value Fund III		380			(1)			—
MidCap Blend Fund		225			2			771
Preferred Securities Fund		2,059			—			221
Principal Capital Appreciation Fund		302			—			184
Real Estate Securities Fund		57			—			—
Short-Term Income Fund		1,052			5			—
SmallCap Growth Fund I		—			—			449
Small-MidCap Dividend Income Fund		696			1			—
		$24,548			$225			$5,059
All dollar amounts are shown in thousands (000's)

See accompanying notes

			Schedule of Investments
			SAM Strategic Growth Portfolio
			April 30, 2012 (unaudited)

INVESTMENT COMPANIES - 100.08%	Shares Held	Value	(000	's)

Principal Funds, Inc. Institutional Class - 100.08%
Diversified International Fund (a)	18,641,994		$182,878
Equity Income Fund (a)	17,173,822		330,081
Global Real Estate Securities Fund (a)	4,132,725		31,946
Government & High Quality Bond Fund (a)	790,523		8,949
International Emerging Markets Fund (a)	2,445,354		60,987
LargeCap Blend Fund II (a)	7,890,518		82,929
LargeCap Growth Fund (a)	13,949,619		127,639
LargeCap Growth Fund II (a)	8,116,179		70,448
LargeCap Value Fund (a)	6,313,321		65,343
LargeCap Value Fund III (a)	7,513,712		80,472
MidCap Blend Fund (a)	4,663,642		70,841
MidCap Growth Fund III (a),(b)	3,811,824		44,065
Principal Capital Appreciation Fund (a)	4,411,926		186,272
Real Estate Securities Fund (a)	323,400		6,410
SmallCap Growth Fund I (a),(b)	7,338,045		86,442
SmallCap Value Fund II (a)	3,777,595		37,738
Small-MidCap Dividend Income Fund (a)	4,260,869		44,696
			$1,518,136
TOTAL INVESTMENT COMPANIES			$1,518,136
Total Investments			$1,518,136
Liabilities in Excess of Other Assets, Net - (0.08)%			$(1,182)
TOTAL NET ASSETS - 100.00%			$1,516,954

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$224,636
Unrealized Depreciation	(12,222)
Net Unrealized Appreciation (Depreciation)	$212,414
Cost for federal income tax purposes	$1,305,722

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	81 .30%
International Equity Funds	18 .19%
Fixed Income Funds	0.59%
Liabilities in Excess of Other Assets, Net	(0.08)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SAM Strategic Growth Portfolio
April 30, 2012 (unaudited)

	October 31,	October 31,
Affiliated Securities	2011	2011	Purchases	Purchases	Sales	Sales	April 30, 2012 April 30, 2012
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Diversified International Fund	19,130,672	$193,027	384,993	$3,465	873,671	$8,040	18,641,994	$185,607
Equity Income Fund	17,832,861	283,407	257,242	4,745	916,281	16,770	17,173,822	270,993
Global Real Estate Securities Fund	4,051,569	29,085	81,156	562	—	—	4,132,725	29,647
Government & High Quality Bond	711,182	7,980	79,341	897	—	—	790,523	8,877
Fund
International Emerging Markets Fund	2,406,698	55,564	42,762	956	4,106	101	2,445,354	56,413
LargeCap Blend Fund II	8,117,457	74,697	104,912	975	331,851	3,316	7,890,518	72,483
LargeCap Growth Fund	13,697,471	79,249	252,148	2,187	—	—	13,949,619	81,436
LargeCap Growth Fund II	7,441,699	48,428	793,370	5,889	118,890	1,022	8,116,179	53,306
LargeCap Value Fund	5,994,361	60,444	318,960	3,178	—	—	6,313,321	63,622
LargeCap Value Fund III	7,463,816	62,698	180,303	1,755	130,407	1,393	7,513,712	63,119
MidCap Blend Fund	4,353,257	38,021	326,183	4,302	15,798	237	4,663,642	42,093
MidCap Growth Fund III	4,660,744	47,149	—	—	848,920	8,989	3,811,824	38,250
Principal Capital Appreciation Fund	4,518,699	149,799	107,923	4,020	214,696	8,421	4,411,926	145,474
Real Estate Securities Fund	317,875	3,258	18,016	332	12,491	235	323,400	3,355
SmallCap Growth Fund I	6,898,290	71,070	439,755	4,360	—	—	7,338,045	75,430
SmallCap Value Fund II	4,432,466	42,418	19,390	175	674,261	6,252	3,777,595	35,727
Small-MidCap Dividend Income Fund	4,128,828	40,835	132,041	1,344	—	—	4,260,869	42,179

		$1,287,129		$39,142		$54,776		$1,268,011

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Other Investment Companies
Diversified International Fund		$2,768			$(2,845)			$—
Equity Income Fund		4,745			(389)			—
Global Real Estate Securities Fund		480			—			—
Government & High Quality Bond Fund		166			—			—
International Emerging Markets Fund		769			(6)			—
LargeCap Blend Fund II		975			127			—
LargeCap Growth Fund		344			—			—
LargeCap Growth Fund II		355			11			5,159
LargeCap Value Fund		827			—			—
LargeCap Value Fund III		1,345			59			—
MidCap Blend Fund		877			7			3,012
MidCap Growth Fund III		—			90			—
Principal Capital Appreciation Fund		2,496			76			1,524
Real Estate Securities Fund		33			—			—
SmallCap Growth Fund I		—			—			4,023
SmallCap Value Fund II		175			(614)			—
Small-MidCap Dividend Income Fund		944			—			—
		$17,299			$(3,484)			$13,718
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments Short-Term Income Fund April 30, 2012 (unaudited)

		Principal					Principal
BONDS	- 95.35%	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

	Aerospace & Defense - 0.36%					Banks (continued)
	Raytheon Co					Wachovia Corp
	1.40%, 12/15/2014	$4,500		$4,580		0.74%, 06/15/2017(a)	$9,500		$8,982
						Wells Fargo & Co
						0.67%, 10/28/2015(a)	7,250		7,106
	Apparel - 0.43%					3.68%, 06/15/2016(a)	4,500		4,828
	VF Corp
	1.24%, 08/23/2013(a)	5,500		5,501		4.38%, 01/31/2013	5,500		5,655
						Westpac Banking Corp
						2.25%, 11/19/2012	6,950		7,015
	Automobile Asset Backed Securities - 0.00%					3.00%, 08/04/2015	4,000		4,173
	Nissan Auto Lease Trust								$263,363
	1.39%, 01/15/2016	43		43
						Beverages - 1.01%
						PepsiCo Inc
	Automobile Floor Plan Asset Backed Securities - 0.02%					0.75%, 03/05/2015	9,000		9,006
	Nissan Master Owner Trust Receivables					SABMiller Holdings Inc
	1.39%, 01/15/2015(a),(b)	230		232		1.85%, 01/15/2015(b)	4,000		4,056
									$13,062

	Automobile Manufacturers - 1.20%					Biotechnology - 1.41%
	Daimler Finance North America LLC					Amgen Inc
	1.88%, 09/15/2014(b)	10,500		10,601		1.88%, 11/15/2014	4,500		4,597
	Toyota Motor Credit Corp					2.30%, 06/15/2016	9,000		9,238
	2.05%, 01/12/2017	4,000		4,101		Gilead Sciences Inc
	3.20%, 06/17/2015	750		799		2.40%, 12/01/2014	4,250		4,400
				$15,501					$18,235

	Banks- 20.42%					Chemicals - 1.89%
	American Express Bank FSB					Airgas Inc
	5.50%, 04/16/2013	4,150		4,334		3.25%, 10/01/2015	12,000		12,542
	Australia & New Zealand Banking Group Ltd					Dow Chemical Co/The
	3.70%, 01/13/2015(b)	5,750		6,025		7.60%, 05/15/2014	10,500		11,834
	Bank of America Corp								$24,376
	4.50%, 04/01/2015	5,250		5,427
	4.88%, 01/15/2013	5,000		5,120		Commercial Services - 1.12%
	6.50%, 08/01/2016	7,750		8,473		ERAC USA Finance LLC
	Bank of New York Mellon Corp/The					2.25%, 01/10/2014(b)	4,750		4,781
	2.95%, 06/18/2015	13,060		13,768		2.75%, 07/01/2013(b)	5,500		5,563
	Barclays Bank PLC					5.60%, 05/01/2015(b)	3,750		4,120
	2.50%, 01/23/2013	2,100		2,120					$14,464
	5.20%, 07/10/2014	7,500		7,934		Computers - 0.69%
	Capital One Financial Corp					Hewlett-Packard Co
	2.13%, 07/15/2014	3,500		3,523		1.25%, 09/13/2013	3,500		3,506
	Citigroup Inc					International Business Machines Corp
	4.75%, 05/19/2015	9,000		9,455		2.10%, 05/06/2013	5,250		5,338
	5.50%, 08/27/2012	3,050		3,092					$8,844
	6.00%, 12/13/2013	10,000		10,558
	6.50%, 08/19/2013	11,500		12,125		Diversified Financial Services - 9.20%
	Commonwealth Bank of Australia					American Express Credit Corp
	3.75%, 10/15/2014(b)	12,500		13,111		2.38%, 03/24/2017	1,000		1,020
	Goldman Sachs Group Inc/The					5.88%, 05/02/2013	7,000		7,345
	3.70%, 08/01/2015	5,500		5,591		American Honda Finance Corp
	5.25%, 10/15/2013	9,500		9,903		1.63%, 09/20/2013(b)	4,500		4,556
	6.00%, 05/01/2014	6,000		6,380		Caterpillar Financial Services Corp
	HSBC Bank PLC					2.05%, 08/01/2016	4,500		4,661
	3.50%, 06/28/2015(b)	13,500		14,087		Countrywide Financial Corp
	ING Bank NV					5.80%, 06/07/2012	8,000		8,036
	2.38%, 06/09/2014(b)	6,000		5,956		FMR LLC
	3.75%, 03/07/2017(b)	4,500		4,445		4.75%, 03/01/2013(b)	14,500		14,940
	4.00%, 03/15/2016(b)	11,000		11,161		FUEL Trust
	JP Morgan Chase & Co					3.98%, 06/15/2016(b)	14,500		15,022
	3.45%, 03/01/2016	10,000		10,471		General Electric Capital Corp
	4.75%, 03/01/2015	5,000		5,427		0.67%, 01/08/2016(a)	15,500		14,959
	5.38%, 10/01/2012	5,250		5,353		1.32%, 01/07/2014(a)	4,000		4,025
	Lloyds TSB Bank PLC					2.80%, 01/08/2013	5,250		5,330
	4.88%, 01/21/2016	15,000		15,574		2.95%, 05/09/2016	4,500		4,690
	Morgan Stanley					Jefferies Group Inc
	2.88%, 01/24/2014	8,000		7,948		3.88%, 11/09/2015	6,500		6,370
	6.00%, 05/13/2014	8,500		8,843		John Deere Capital Corp
	6.00%, 04/28/2015	4,500		4,709		0.88%, 04/17/2015	4,500		4,507
	Santander US Debt SAU					MassMutual Global Funding II
	2.49%, 01/18/2013(b)	4,750		4,691		2.30%, 09/28/2015(b)	15,500		15,984

See accompanying notes

Schedule of Investments Short-Term Income Fund April 30, 2012 (unaudited)

			Principal					Principal
	BONDS (continued)	Amount (000's)		Value	(000	's)	BONDS (continued)	Amount (000's) Value (000's)

	Diversified Financial Services (continued)						Home Equity Asset Backed Securities (continued)
	MassMutual Global Funding II	(continued)					JP Morgan Mortgage Acquisition Corp
	2.88%, 04/21/2014(b)		$7,000		$7,219		0.69%, 06/25/2035(a)	$1,800	$1,663
					$118,664		0.73%, 07/25/2035(a)	5,698	5,367
							Mastr Asset Backed Securities Trust
	Electric - 1.80%						0.49%, 10/25/2035(a)	1,988	1,898
	Commonwealth Edison Co						Morgan Stanley ABS Capital I
	4.70%, 04/15/2015		1,500		1,655		0.99%, 01/25/2035(a)	2,167	2,145
	LG&E and KU Energy LLC						New Century Home Equity Loan Trust
	2.13%, 11/15/2015		2,500		2,521		0.72%, 07/25/2035(a)	20,000	18,633
	Nisource Finance Corp						4.76%, 11/25/2033	61	61
	6.15%, 03/01/2013		4,250		4,428		Residential Asset Mortgage Products Inc
	Oncor Electric Delivery Co LLC						0.71%, 07/25/2035(a)	1,500	1,405
	5.95%, 09/01/2013		8,750		9,228		Residential Asset Securities Corp
	6.38%, 05/01/2012		3,000		3,000		4.47%, 03/25/2032	805	818
	PPL Energy Supply LLC						4.59%, 08/25/2031	94	92
	5.70%, 10/15/2035		2,200		2,414		Soundview Home Equity Loan Trust
					$23,246		0.66%, 11/25/2035(a)	3,750	3,092
	Finance - Mortgage Loan/Banker - 5.59%						Terwin Mortgage Trust
	Fannie Mae						0.62%, 01/25/2035(a),(b)	1,457	1,394
	0.50%, 08/09/2013		7,000		7,020		Wells Fargo Home Equity Trust
	0.75%, 12/18/2013		7,000		7,053		0.65%, 11/25/2035(a)	4,000	3,657
	1.25%, 02/27/2014		10,000		10,187		0.66%, 05/25/2034(a)	1,394	1,217
	1.50%, 06/26/2013		10,000		10,144		5.00%, 05/25/2034	11,500	11,404
	Freddie Mac								$101,172
	0.38%, 10/30/2013		10,000		10,029		Insurance - 7.82%
	0.50%, 04/17/2015		10,000		9,997		Aspen Insurance Holdings Ltd
	0.63%, 12/29/2014		10,000		10,042		6.00%, 08/15/2014	4,750	5,089
	1.00%, 08/27/2014		7,500		7,613		Berkshire Hathaway Finance Corp
					$72,085		1.50%, 01/10/2014	4,500	4,566
Food	- 1.23%						Berkshire Hathaway Inc
	Cargill Inc						1.90%, 01/31/2017	2,000	2,036
	1.90%, 03/01/2017(b)		4,500		4,518		2.13%, 02/11/2013	7,750	7,853
	Corn Products International Inc						2.20%, 08/15/2016	8,000	8,306
	3.20%, 11/01/2015		6,500		6,801		Metropolitan Life Global Funding I
	TESCO PLC						2.50%, 01/11/2013(b)	10,750	10,882
	2.00%, 12/05/2014(b)		4,500		4,567		2.88%, 09/17/2012(b)	1,500	1,512
					$15,886		5.13%, 04/10/2013(b)	3,500	3,642
							5.13%, 06/10/2014(b)	5,000	5,400
Gas	- 1.25%						New York Life Global Funding
	Florida Gas Transmission Co LLC						2.25%, 12/14/2012(b)	7,250	7,323
	4.00%, 07/15/2015(b)		6,000		6,336		2.45%, 07/14/2016(b)	6,500	6,739
	Sempra Energy						3.00%, 05/04/2015(b)	3,750	3,953
	2.30%, 04/01/2017		5,000		5,128		4.65%, 05/09/2013(b)	3,250	3,378
	6.00%, 02/01/2013		4,500		4,676		5.25%, 10/16/2012(b)	4,500	4,595
					$16,140		Prudential Covered Trust 2012-1
							3.00%, 09/30/2015(b)	19,000	19,264
	Home Equity Asset Backed Securities - 7.85%
	ACE Securities Corp						Prudential Financial Inc
	0.58%, 05/25/2035(a)		6,078		5,434		3.63%, 09/17/2012	4,250	4,294
	0.69%, 04/25/2035(a)		4,852		4,737		4.50%, 07/15/2013	1,000	1,040
	0.72%, 04/25/2035(a)		2,000		1,764		5.15%, 01/15/2013	950	979
	Aegis Asset Backed Securities Trust								$100,851
	0.72%, 03/25/2035(a)		2,576		2,537		Iron & Steel - 1.53%
	Asset Backed Funding Certificates						ArcelorMittal
	0.60%, 07/25/2035(a)		1,353		1,272		3.75%, 03/01/2016	6,500	6,512
	0.68%, 06/25/2035(a)		8,004		7,614		5.38%, 06/01/2013	4,500	4,668
	Asset Backed Securities Corp Home Equity						Nucor Corp
	0.75%, 07/25/2035(a)		4,500		4,036		5.00%, 12/01/2012	8,300	8,501
	Bayview Financial Acquisition Trust								$19,681
	0.47%, 11/28/2036(a)		136		133
	0.87%, 05/28/2044(a)		4,469		4,133		Manufactured Housing Asset Backed Securities - 0.01%
	5.66%, 12/28/2036(a)		1,135		1,171		Green Tree Financial Corp
	6.04%, 11/28/2036		1,852		1,840		7.70%, 09/15/2026	120	130
	Bear Stearns Asset Backed Securities Trust
	0.57%, 12/25/2035(a)		8,400		6,861
							Media- 1.34%
	Home Equity Asset Trust						DIRECTV Holdings LLC / DIRECTV
	0.71%, 10/25/2035(a)		4,725		3,522
							Financing Co Inc
	0.72%, 07/25/2035(a)		3,409		3,272		2.40%, 03/15/2017(b)	9,000	9,020

See accompanying notes

Schedule of Investments
Short-Term Income Fund
April 30, 2012 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Media (continued)			Mortgage Backed Securities (continued)
Walt Disney Co/The			Prime Mortgage Trust
1.13%, 02/15/2017	$8,250	$8,206	5.25%, 07/25/2020(a)	$4,628	$4,796
		$17,226	Residential Accredit Loans Inc
			5.00%, 12/26/2018	5,315	5,419
Mining - 1.10%			5.00%, 03/25/2019	2,349	2,382
Anglo American Capital PLC			5.50%, 08/25/2033	1,667	1,688
2.15%, 09/27/2013(b)	6,500	6,553
2.63%, 04/03/2017(b)	4,500	4,523	6.00%, 11/25/2032	264	266
			Residential Asset Securitization Trust
Teck Resources Ltd			4.75%, 02/25/2019	2,583	2,611
3.15%, 01/15/2017	3,000	3,114	WaMu Mortgage Pass Through Certificates
		$14,190	5.00%, 09/25/2018	703	721
Mortgage Backed Securities - 4.78%			Wells Fargo Mortgage Backed Securities
Banc of America Alternative Loan Trust			Trust
5.00%, 12/25/2018	1,606	1,626	0.49%, 05/25/2035(a)	1,474	1,460
Banc of America Funding Corp			4.75%, 12/25/2018	591	604
4.75%, 09/25/2019	2,446	2,510			$61,601
5.00%, 06/25/2035(a)	1,065	1,061
			Oil & Gas - 5.72%
Banc of America Mortgage Securities Inc			BG Energy Capital PLC
5.00%, 03/25/2020	2,130	2,148	2.88%, 10/15/2016(b)	5,000	5,237
5.00%, 08/25/2020	1,285	1,306	BP Capital Markets PLC
5.25%, 10/25/2019	939	961	3.13%, 10/01/2015	4,000	4,231
BCAP LLC Trust			3.63%, 05/08/2014	10,000	10,511
5.25%, 06/26/2037(b)	687	691
			5.25%, 11/07/2013	8,000	8,506
Bear Stearns Commercial Mortgage			Ensco PLC
Securities			3.25%, 03/15/2016	10,250	10,775
7.00%, 05/20/2030	1,484	1,496	Petrobras International Finance Co - Pifco
Cendant Mortgage Corp			3.88%, 01/27/2016	8,250	8,636
4.91%, 06/25/2034(a)	834	848
			Phillips 66
Chase Mortgage Finance Corp			2.95%, 05/01/2017(b)	5,000	5,131
5.50%, 05/25/2035	266	265	Shell International Finance BV
Citicorp Mortgage Securities Inc			3.10%, 06/28/2015	10,000	10,661
5.25%, 02/25/2035	63	63	Total Capital SA
Countrywide Alternative Loan Trust			3.00%, 06/24/2015	9,500	10,014
6.00%, 02/25/2017	1,599	1,635			$73,702
Countrywide Asset-Backed Certificates
0.52%, 11/25/2035(a)	25	24	Oil & Gas Services - 1.33%
Countrywide Home Loan Mortgage Pass			Schlumberger Investment SA
Through Trust			1.95%, 09/14/2016(b)	6,500	6,637
4.50%, 01/25/2019(a)	1,160	1,181	Weatherford International Ltd/Bermuda
4.50%, 08/25/2033	1,112	1,120	5.50%, 02/15/2016	9,500	10,533
5.00%, 09/25/2019	1,723	1,769			$17,170
5.00%, 06/25/2034	405	405
5.25%, 10/25/2034	974	997	Other Asset Backed Securities - 4.44%
Credit Suisse First Boston Mortgage Securities			Ameriquest Mortgage Securities Inc
			0.44%, 08/25/2035(a)	1,323	1,271
Corp
1.20%, 05/25/2034(a)	872	763	Carrington Mortgage Loan Trust
			0.52%, 12/25/2035(a)	475	458
5.00%, 09/25/2019	303	303	0.64%, 09/25/2035(a)	3,678	3,530
5.00%, 10/25/2019	2,092	2,110
Fannie Mae REMICS			Citigroup Mortgage Loan Trust Inc
			0.67%, 07/25/2035(a)	1,000	858
0.49%, 03/25/2035(a)	28	28
0.54%, 02/25/2032(a)	30	30	Countrywide Asset-Backed Certificates
			0.69%, 08/25/2035(a)	8,000	7,268
Freddie Mac Reference REMIC			0.70%, 10/25/2035(a)	4,595	4,493
0.64%, 07/15/2023(a)	168	168
			0.73%, 12/25/2035(a)	3,087	3,033
Freddie Mac REMICS			0.75%, 11/25/2035(a)	9,551	8,960
0.69%, 06/15/2023(a)	79	79
			0.89%, 12/25/2034(a)	3,580	3,512
Ginnie Mae
4.50%, 08/20/2032	489	527	Credit-Based Asset Servicing and
GMAC Mortgage Corp Loan Trust			Securitization LLC
			5.33%, 08/25/2035(a)	2,565	2,538
5.25%, 07/25/2034	530	535
GSR Mortgage Loan Trust			First Franklin Mortgage Loan Asset Backed
0.54%, 03/25/2035(a)	675	671	Certificates
			0.52%, 10/25/2035(a)	3,497	3,436
5.00%, 08/25/2019	1,152	1,163	0.67%, 05/25/2035(a)	1,850	1,427
JP Morgan Mortgage Trust
5.00%, 09/25/2034	6,764	6,971	JP Morgan Mortgage Acquisition Corp
			0.53%, 12/25/2035(a)	2,972	2,530
MASTR Alternative Loans Trust
6.50%, 01/25/2019	1,182	1,252	Mastr Specialized Loan Trust
			1.49%, 11/25/2034(a),(b)	3,800	3,242
MASTR Asset Securitization Trust
5.00%, 12/25/2019	306	316	Merrill Lynch First Franklin Mortgage Loan
5.25%, 12/25/2033	6,534	6,632	Trust
			0.94%, 10/25/2037(a)	241	239

See accompanying notes

Schedule of Investments Short-Term Income Fund April 30, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Other Asset Backed Securities (continued)					Software - 0.16%
Securitized Asset Backed Receivables LLC					Microsoft Corp
0.54%, 10/25/2035(a)	$426		$378		2.95%, 06/01/2014	$2,000		$2,098
0.56%, 10/25/2035(a)	9,404		8,066
Wachovia Mortgage Loan Trust LLC
0.61%, 10/25/2035(a)	2,167		2,064		Telecommunications - 2.13%
					AT&T Inc
			$57,303		2.40%, 08/15/2016	2,500		2,601
Pharmaceuticals - 1.42%					2.50%, 08/15/2015	4,000		4,176
Abbott Laboratories					2.95%, 05/15/2016	4,000		4,247
2.70%, 05/27/2015	8,500		8,997		4.95%, 01/15/2013	4,250		4,381
Novartis Capital Corp					Verizon Communications Inc
2.90%, 04/24/2015	4,500		4,791		3.00%, 04/01/2016	5,750		6,131
Sanofi					Vodafone Group PLC
1.20%, 09/30/2014	4,500		4,555		1.63%, 03/20/2017	6,000		5,976
			$18,343					$27,512

Pipelines - 0.32%					Transportation - 0.34%
Plains All American Pipeline LP / PAA					United Parcel Service Inc
Finance Corp					4.50%, 01/15/2013	4,250		4,373
3.95%, 09/15/2015	3,850		4,126
					TOTAL BONDS			$1,229,482

Real Estate - 1.23%						Principal
WCI Finance LLC / WEA Finance LLC					MUNICIPAL BONDS - 0.49%	Amount (000's)	Value	(000	's)
5.40%, 10/01/2012(b)	6,000		6,105		Florida - 0.21%
WEA Finance LLC / WT Finance Aust Pty					Florida Housing Finance Corp
Ltd					0.25%, 01/15/2035	$975		$975
5.75%, 09/02/2015(b)	3,000		3,297		0.52%, 06/15/2036	1,775		1,775
WT Finance Aust Pty Ltd / Westfield Capital /								$2,750
WEA Finance LLC
5.13%, 11/15/2014(b)	6,000		6,397		New Hampshire - 0.14%
			$15,799		New Hampshire Housing Finance
					Authority FANNIE MAE
REITS- 4.96%					0.25%, 04/15/2016	1,800		1,800
Arden Realty LP
5.25%, 03/01/2015	10,250		11,082
BioMed Realty LP					New York - 0.10%
3.85%, 04/15/2016	6,500		6,746		Housing Development Corp/NY FANNIE
Duke Realty LP					MAE
6.25%, 05/15/2013	6,750		7,058		0.18%, 11/15/2031	1,300		1,300
ERP Operating LP
5.50%, 10/01/2012	4,000		4,075		Tennessee - 0.04%
HCP Inc					Johnson City Health & Educational Facilities
2.70%, 02/01/2014	1,600		1,623		Board
Health Care REIT Inc					0.25%, 07/01/2033	505		505
5.88%, 05/15/2015	5,500		6,017
6.00%, 11/15/2013	8,000		8,486		TOTAL MUNICIPAL BONDS			$6,355
Healthcare Realty Trust Inc					U.S. GOVERNMENT & GOVERNMENT	Principal
5.13%, 04/01/2014	5,600		5,833		AGENCY OBLIGATIONS - 0.33%	Amount (000's)	Value	(000	's)
Nationwide Health Properties Inc					Federal Home Loan Mortgage Corporation (FHLMC) -
6.00%, 05/20/2015	3,000		3,292		0.05%
6.25%, 02/01/2013	6,500		6,693		2.29%, 11/01/2021(a),(e)	$12		$12
8.25%, 07/01/2012	3,000		3,028		2.41%, 09/01/2035(a),(e)	191		203
			$63,933		6.00%, 04/01/2017(e)	71		78
					6.00%, 05/01/2017(e)	139		149
Retail - 0.78%					6.50%, 12/01/2015(e)	6		7
Wal-Mart Stores Inc					7.00%, 12/01/2022(e)	132		152
1.50%, 10/25/2015	4,000		4,095		7.50%, 12/01/2029(e)	2		2
1.63%, 04/15/2014	4,000		4,090		9.50%, 08/01/2016(e)	5		6
2.88%, 04/01/2015	1,750		1,860
			$10,045					$609

Savings & Loans - 0.00%					Federal National Mortgage Association (FNMA) - 0.15%
					2.18%, 11/01/2022(a),(e)	3		3
Washington Mutual Bank / Henderson NV					2.25%, 10/01/2035(a),(e)	531		564
0.00%, 01/15/2013(c),(d)	1,200		—
					2.34%, 02/01/2037(a),(e)	240		253
					2.35%, 07/01/2034(a),(e)	265		281
Semiconductors - 0.47%					2.36%, 01/01/2035(a),(e)	31		32
Samsung Electronics America Inc					2.37%, 08/01/2034(a),(e)	139		148
1.75%, 04/10/2017(b)	6,000		6,005		2.41%, 11/01/2032(a),(e)	86		89
					2.46%, 07/01/2034(a),(e)	89		94
					2.47%, 12/01/2032(a),(e)	111		118

See accompanying notes

Schedule of Investments
Short-Term Income Fund
April 30, 2012 (unaudited)

					(d)	Market value is determined in accordance with procedures established in
					good faith by the Board of Directors. At the end of the period, the value of
U.S. GOVERNMENT & GOVERNMENT	Principal				these securities totaled $0 or 0.00% of net assets.
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)	(e)	This entity was put into conservatorship by the US Government in 2008.
Federal National Mortgage Association (FNMA) (continued)					See Notes to Financial Statements for additional information.
2.74%, 01/01/2035(a),(e)	$235		$251		(f)	Security or a portion of the security was pledged to cover margin
2.76%, 02/01/2035(a),(e)	32		34		requirements for futures contracts. At the end of the period, the value of
2.98%, 01/01/2019(a),(e)	3		3		these securities totaled $925 or 0.07% of net assets.
4.38%, 11/01/2035(a),(e)	17		18
5.61%, 04/01/2019(a),(e)	6		6
6.00%, 07/01/2028(e)	44		49
6.50%, 01/01/2014(e)	15		16		Unrealized Appreciation (Depreciation)
7.50%, 10/01/2029(e)	11		14		The net federal income tax unrealized appreciation (depreciation) and federal tax
8.00%, 05/01/2027(e)	4		5		cost of investments held as of the period end were as follows:
8.50%, 11/01/2017(e)	9		10
10.00%, 05/01/2022(e)	6		7		Unrealized Appreciation	$21,460
					Unrealized Depreciation	(3,614)
			$1,995		Net Unrealized Appreciation (Depreciation)	$17,846
Government National Mortgage Association (GNMA) -					Cost for federal income tax purposes	$1,255,552
0.00%
9.00%, 04/20/2025	2		3		All dollar amounts are shown in thousands (000's)
11.00%, 11/15/2015	9		9
11.00%, 11/15/2015	2		2		Portfolio Summary (unaudited)
10.00%, 01/15/2019	46		48		Sector	Percent
11.00%, 10/15/2015	6		6		Financial	46 .21%
			$68		Asset Backed Securities	12 .32%
U.S. Treasury - 0.13%					Energy	7.37%
0.63%, 12/31/2012(f)	1,650		1,655		Consumer, Non-cyclical	6.19%
					Government	5.72%
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY					Mortgage Securities	4.98%
OBLIGATIONS			$4,327		Basic Materials	4.52%
	Maturity				Communications	3.47%
REPURCHASE AGREEMENTS - 2.58%	Amount (000's)	Value	(000	's)	Utilities	3.05%
					Consumer, Cyclical	2.41%
Banks- 2.58%					Technology	1.32%
Investment in Joint Trading Account; Credit	$7,030		$7,031		Industrial	0.70%
Suisse Repurchase Agreement; 0.16%					Revenue Bonds	0.25%
dated 04/30/12 maturing 05/01/12					Insured	0.24%
(collateralized by US Government					Other Assets in Excess of Liabilities, Net	1.25%
Securities; $7,170,992; 0.00% - 11.25%;					TOTAL NET ASSETS	100.00%
dated 02/15/15 - 08/15/39)
Investment in Joint Trading Account; Deutsche	13,718		13,718
Bank Repurchase Agreement; 0.20% dated
04/30/12 maturing 05/01/12 (collateralized
by US Government Securities;
$13,992,179; 0.00% - 8.20%; dated
05/01/12 - 07/15/37)
Investment in Joint Trading Account; JP	5,144		5,144
Morgan Repurchase Agreement; 0.18%
dated 04/30/12 maturing 05/01/12
(collateralized by US Government
Securities; $5,247,068; 0.00% - 8.38%;
dated 02/08/13 - 04/23/32)
Investment in Joint Trading Account; Merrill	7,341		7,341
Lynch Repurchase Agreement; 0.17%
dated 04/30/12 maturing 05/01/12
(collateralized by US Government Security;
$7,488,160; 1.50%; dated 07/31/16)
			$33,234
TOTAL REPURCHASE AGREEMENTS			$33,234
Total Investments			$1,273,398
Other Assets in Excess of Liabilities, Net - 1.25%			$16,066
TOTAL NET ASSETS - 100.00%			$1,289,464

(a)	Variable Rate. Rate shown is in effect at April 30, 2012.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $292,891 or 22.71% of net assets.
(c)	Non-Income Producing Security

See accompanying notes

		Schedule of Investments
Short-Term Income Fund
April 30, 2012 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
US 5 Year Note; June 2012	Short	900	$111,065	$111,417	$(352)
Total					$(352)
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments SmallCap Blend Fund April 30, 2012 (unaudited)

COMMON STOCKS - 97.65%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Aerospace & Defense - 1.93%					Electric (continued)
HEICO Corp	55,528		$2,239		UniSource Energy Corp	67,370		$2,452
LMI Aerospace Inc (a)	32,620		596					$11,990
Triumph Group Inc	73,670		4,628
			$7,463		Electrical Components & Equipment - 1.01%
					Generac Holdings Inc (a)	162,960		3,924
Airlines - 1.06%
Alaska Air Group Inc (a)	121,580		4,109
					Electronics - 1.95%
					FEI Co (a)	99,240		4,979
Automobile Parts & Equipment - 0.62%					OSI Systems Inc (a)	38,390		2,567
Dana Holding Corp	163,300		2,387					$7,546

					Engineering & Construction - 1.65%
Banks - 6.20%					Dycom Industries Inc (a)	97,670		2,284
Bank of the Ozarks Inc	86,023		2,658		EMCOR Group Inc	88,790		2,603
Banner Corp	56,758		1,246		Mistras Group Inc (a)	64,876		1,523
Boston Private Financial Holdings Inc	239,100		2,229					$6,410
Columbia Banking System Inc	60,220		1,234
First of Long Island Corp/The	20,610		567		Food - 1.85%
Hancock Holding Co	82,690		2,661		Diamond Foods Inc	91,000		1,902
Home BancShares Inc/AR	53,095		1,547		Fresh Del Monte Produce Inc	125,320		2,903
					TreeHouse Foods Inc (a)	40,840		2,349
National Penn Bancshares Inc	267,830		2,469
Texas Capital Bancshares Inc (a)	128,870		4,860					$7,154
Webster Financial Corp	154,340		3,508		Forest Products & Paper - 0.72%
WesBanco Inc	52,100		1,067		Domtar Corp	31,970		2,797
			$24,046

Biotechnology - 1.66%					Gas - 0.72%
Cubist Pharmaceuticals Inc (a)	49,280		2,084		Southwest Gas Corp	66,560		2,797
Cytokinetics Inc (a)	393,432		397
Incyte Corp Ltd (a)	29,670		673
Momenta Pharmaceuticals Inc (a)	63,488		1,008		Healthcare - Products - 2.80%
NewLink Genetics Corp (a)	37,580		437		Cantel Medical Corp	59,837		1,405
RTI Biologics Inc (a)	343,550		1,202		Cepheid Inc (a)	19,830		762
Seattle Genetics Inc (a)	31,840		630		CONMED Corp	104,650		2,992
					Greatbatch Inc (a)	91,580		2,133
			$6,431		Orthofix International NV (a)	53,278		2,196
Chemicals - 2.37%					Symmetry Medical Inc (a)	194,370		1,382
Kronos Worldwide Inc	107,300		2,548					$10,870
TPC Group Inc (a)	57,580		2,417
WR Grace & Co (a)	70,797		4,220		Healthcare - Services - 4.28%
					Centene Corp (a)	98,070		3,883
			$9,185		Gentiva Health Services Inc (a)	91,142		755
Commercial Services - 4.89%					HealthSouth Corp (a)	234,990		5,261
H&E Equipment Services Inc (a)	174,800		3,374		Magellan Health Services Inc (a)	81,830		3,623
Huron Consulting Group Inc (a)	112,670		3,970		WellCare Health Plans Inc (a)	50,190		3,071
ITT Educational Services Inc (a)	24,460		1,615					$16,593
Kenexa Corp (a)	83,487		2,728
Korn/Ferry International (a)	136,290		2,201		Holding Companies - Diversified - 0.50%
PAREXEL International Corp (a)	113,660		3,062		Primoris Services Corp	134,303		1,937
RPX Corp (a)	116,964		2,021
			$18,971		Insurance - 2.96%
Computers - 3.87%					Amtrust Financial Services Inc	71,783		1,955
CACI International Inc (a)	52,320		3,198		Montpelier Re Holdings Ltd ADR	231,360		4,748
CIBER Inc (a)	339,990		1,415		Protective Life Corp	115,720		3,386
Fortinet Inc (a)	97,670		2,551		Validus Holdings Ltd	43,180		1,403
Manhattan Associates Inc (a)	107,750		5,404					$11,492
Syntel Inc	40,530		2,427		Internet - 2.65%
			$14,995		Ancestry.com Inc (a)	67,346		1,798
					comScore Inc (a)	84,130		1,676
Consumer Products - 0.86%					Liquidity Services Inc (a)	49,580		2,644
Prestige Brands Holdings Inc (a)	195,330		3,319
					TIBCO Software Inc (a)	126,280		4,155
								$10,273
Diversified Financial Services - 2.59%
Calamos Asset Management Inc	121,410		1,568		Iron & Steel - 0.38%
Interactive Brokers Group Inc - A Shares	240,800		3,653		Schnitzer Steel Industries Inc	37,370		1,490
Knight Capital Group Inc (a)	366,820		4,820
			$10,041		Leisure Products & Services - 1.16%
Electric - 3.09%					Polaris Industries Inc	56,540		4,491
Avista Corp	191,930		5,075
NorthWestern Corp	125,640		4,463		Machinery - Diversified - 2.39%
					Chart Industries Inc (a)	62,450		4,773

See accompanying notes

Schedule of Investments SmallCap Blend Fund April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Machinery - Diversified (continued)					Semiconductors - 3.75%
Robbins & Myers Inc	92,101		$4,486		Entegris Inc (a)	464,030		$4,107
			$9,259		IXYS Corp (a)	112,310		1,399
					Lattice Semiconductor Corp (a)	464,420		2,536
Media - 0.47%					MKS Instruments Inc	152,330		4,212
Sinclair Broadcast Group Inc	178,220		1,832		Rudolph Technologies Inc (a)	211,680		2,286
								$14,540
Mining - 0.58%
Stillwater Mining Co (a)	209,470		2,248		Software - 2.26%
					Computer Programs & Systems Inc	28,400		1,692
					Infoblox Inc (a)	4,506		92
Miscellaneous Manufacturing - 3.37%					MicroStrategy Inc (a)	17,030		2,381
AZZ Inc	47,660		2,464		MModal Inc (a)	77,096		984
Colfax Corp (a)	83,960		2,845		Proofpoint Inc (a)	60,330		790
Crane Co	40,940		1,807		SYNNEX Corp (a)	73,930		2,816
Movado Group Inc	95,600		2,710					$8,755
Smith & Wesson Holding Corp (a)	392,062		3,235
			$13,061		Telecommunications - 3.60%
					Arris Group Inc (a)	306,881		3,968
Oil & Gas - 5.48%					Consolidated Communications Holdings Inc	92,250		1,785
Berry Petroleum Co	87,190		3,971		InterDigital Inc/PA	51,780		1,435
Energy XXI Bermuda Ltd	133,800		5,042		Plantronics Inc	130,810		5,013
GeoResources Inc (a)	111,550		4,207		RF Micro Devices Inc (a)	404,790		1,753
Gulfport Energy Corp (a)	146,715		3,845					$13,954
Parker Drilling Co (a)	290,787		1,503
Stone Energy Corp (a)	95,430		2,677		Transportation - 0.75%
					Atlas Air Worldwide Holdings Inc (a)	63,180		2,909
			$21,245

Oil & Gas Services - 0.70%
Hornbeck Offshore Services Inc (a)	64,940		2,703		Trucking & Leasing - 0.29%
					Amerco Inc	11,000		1,105

Pharmaceuticals - 1.97%					TOTAL COMMON STOCKS			$378,509
Alkermes PLC (a)	31,560		546			Maturity
Array BioPharma Inc (a)	208,200		727		REPURCHASE AGREEMENTS - 2.12%	Amount (000's)	Value	(000	's)
Medicis Pharmaceutical Corp	21,960		845
Onyx Pharmaceuticals Inc (a)	20,570		936		Banks- 2.12%
Questcor Pharmaceuticals Inc (a)	32,910		1,478		Investment in Joint Trading Account; Credit	$1,735		$1,735
Salix Pharmaceuticals Ltd (a)	46,750		2,309		Suisse Repurchase Agreement; 0.16%
Vivus Inc (a)	32,249		781		dated 04/30/12 maturing 05/01/12
			$7,622		(collateralized by US Government
					Securities; $1,769,923; 0.00% - 11.25%;
REITS - 7.58%					dated 02/15/15 - 08/15/39)
Coresite Realty Corp	67,915		1,692		Investment in Joint Trading Account; Deutsche	3,386		3,386
Douglas Emmett Inc	178,310		4,144		Bank Repurchase Agreement; 0.20% dated
EastGroup Properties Inc	57,790		2,907		04/30/12 maturing 05/01/12 (collateralized
Education Realty Trust Inc	403,820		4,551		by US Government Securities; $3,453,509;
Extra Space Storage Inc	121,290		3,681		0.00% - 8.20%; dated 05/01/12 - 07/15/37)
National Retail Properties Inc	105,980		2,902		Investment in Joint Trading Account; JP	1,270		1,270
Post Properties Inc	104,240		5,076		Morgan Repurchase Agreement; 0.18%
PS Business Parks Inc	31,000		2,116		dated 04/30/12 maturing 05/01/12
Retail Opportunity Investments Corp	191,300		2,324		(collateralized by US Government
			$29,393		Securities; $1,295,065; 0.00% - 8.38%;
					dated 02/08/13 - 04/23/32)
Retail - 11.43%					Investment in Joint Trading Account; Merrill	1,812		1,812
Brinker International Inc	177,380		5,582		Lynch Repurchase Agreement; 0.17%
Cash America International Inc	40,650		1,901		dated 04/30/12 maturing 05/01/12
Charming Shoppes Inc (a)	363,930		2,147
Coinstar Inc (a)	74,030		4,648		(collateralized by US Government Security;
Conn's Inc (a)	100,130		1,637		$1,848,205; 1.50%; dated 07/31/16)
DSW Inc	58,120		3,270					$8,203
Finish Line Inc/The	118,380		2,635		TOTAL REPURCHASE AGREEMENTS			$8,203
Liz Claiborne Inc (a)	426,960		5,721		Total Investments			$386,712
Pier 1 Imports Inc	351,140		6,033		Other Assets in Excess of Liabilities, Net - 0.23%			$905
Red Robin Gourmet Burgers Inc (a)	145,510		5,189		TOTAL NET ASSETS - 100.00%			$387,617
Sally Beauty Holdings Inc (a)	139,210		3,703
Susser Holdings Corp (a)	68,330		1,824
					(a) Non-Income Producing Security
			$44,290

Savings & Loans - 1.26%
Oritani Financial Corp	170,590		2,528
Provident Financial Services Inc	160,130		2,354
			$4,882

See accompanying notes

Schedule of Investments
SmallCap Blend Fund
April 30, 2012 (unaudited)

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$59,338
Unrealized Depreciation		(11,755)
Net Unrealized Appreciation (Depreciation)		$47,583
Cost for federal income tax purposes		$339,129

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Financial		22 .71%
Consumer, Non-cyclical		18 .31%
Consumer, Cyclical		14 .27%
Industrial		13 .34%
Technology		9.88%
Communications		6.72%
Energy		6.18%
Basic Materials		4.05%
Utilities		3.81%
Diversified		0.50%
Other Assets in Excess of Liabilities, Net		0.23%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; June 2012	Long	29	$2,362	$2,363	$1
Total					$1

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
April 30, 2012 (unaudited)

COMMON STOCKS - 94.74%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Aerospace & Defense - 0.51%					Banks (continued)
AAR Corp	4,216		$65		Westamerica Bancorporation	3,963		$182
Aerovironment Inc (a)	7,096		173					$22,114
Astronics Corp (a)	4,119		131
BE Aerospace Inc (a)	56,429		2,654		Beverages - 0.04%
					Boston Beer Co Inc/The (a)	2,295		237
Cubic Corp	2,792		129
GenCorp Inc (a)	17,066		117		Coca-Cola Bottling Co Consolidated	1,828		117
					Craft Brew Alliance Inc (a)	1,459		11
HEICO Corp	14,090		568		Peet's Coffee & Tea Inc (a)	2,926		225
Kaman Corp	3,395		117
LMI Aerospace Inc (a)	1,817		33					$590
Moog Inc (a)	1,741		74		Biotechnology - 1.68%
National Presto Industries Inc	1,989		147		Acorda Therapeutics Inc (a)	10,545		266
Orbital Sciences Corp (a)	10,234		128		Affymax Inc (a)	7,197		94
Teledyne Technologies Inc (a)	2,774		179		Alnylam Pharmaceuticals Inc (a)	10,511		120
Triumph Group Inc	42,832		2,690		AMAG Pharmaceuticals Inc (a)	929		15
			$7,205		Amarin Corp PLC ADR(a)	222,640		2,719
					Arena Pharmaceuticals Inc (a)	4,640		11
Agriculture - 0.01%					Ariad Pharmaceuticals Inc (a)	360,066		5,869
Vector Group Ltd	7,690		133		Arqule Inc (a)	380,033		2,679
					Astex Pharmaceuticals (a)	1,116		2
Airlines - 0.12%					Celldex Therapeutics Inc (a)	2,667		12
Alaska Air Group Inc (a)	1,550		53		Cleveland Biolabs Inc (a)	11,882		23
Allegiant Travel Co (a)	3,987		234		Cubist Pharmaceuticals Inc (a)	66,736		2,822
US Airways Group Inc (a)	140,352		1,440		Dynavax Technologies Corp (a)	34,959		175
			$1,727		Emergent Biosolutions Inc (a)	9,701		136
					Enzon Pharmaceuticals Inc (a)	1,026		6
Apparel - 0.45%					Exelixis Inc (a)	39,661		190
Carter's Inc (a)	11,336		615
					Halozyme Therapeutics Inc (a)	23,748		192
Crocs Inc (a)	24,270		490
					Immunogen Inc (a)	12,568		160
Maidenform Brands Inc (a)	5,469		125
					Immunomedics Inc (a)	27,607		99
Oxford Industries Inc	3,422		164		Incyte Corp Ltd (a)	282,156		6,400
Steven Madden Ltd (a)	49,723		2,149
					Ligand Pharmaceuticals Inc (a)	7,847		106
True Religion Apparel Inc	6,935		188		Medicines Co/The (a)	8,193		181
Under Armour Inc (a)	16,500		1,616
					Momenta Pharmaceuticals Inc (a)	12,325		196
Warnaco Group Inc/The (a)	9,170		486
					Novavax Inc (a)	29,930		41
Wolverine World Wide Inc	13,353		560		NPS Pharmaceuticals Inc (a)	23,017		165
			$6,393		Nymox Pharmaceutical Corp (a)	6,209		51
Automobile Manufacturers - 0.01%					OncoGenex Pharmaceutical Inc (a)	6,097		79
Wabash National Corp (a)	15,567		130		Oncothyreon Inc (a)	12,455		53
					PDL BioPharma Inc	29,764		187
					Peregrine Pharmaceuticals Inc (a)	31,881		15
Automobile Parts & Equipment - 0.26%					Seattle Genetics Inc (a)	22,542		446
Commercial Vehicle Group Inc (a)	12,081		129
					Spectrum Pharmaceuticals Inc (a)	15,154		161
Cooper Tire & Rubber Co	16,706		250		Trius Therapeutics Inc (a)	3,075		17
Dana Holding Corp	37,028		541					$23,688
Dorman Products Inc (a)	2,854		136
Douglas Dynamics Inc	4,072		58		Building Materials - 1.48%
Fuel Systems Solutions Inc (a)	33,900		795		Eagle Materials Inc	86,587		3,049
Meritor Inc (a)	14,942		97		Interline Brands Inc (a)	262,291		5,519
Tenneco Inc (a)	16,265		501		Quanex Building Products Corp	386,958		7,132
Titan International Inc	11,292		326		Simpson Manufacturing Co Inc	156,403		4,853
Westport Innovations Inc (a)	27,500		861		USG Corp (a)	13,589		245
			$3,694					$20,798

Banks - 1.57%					Chemicals - 1.79%
Arrow Financial Corp	237		6		A Schulman Inc	638		16
Bank of the Ozarks Inc	1,600		49		American Vanguard Corp	1,430		36
Bridge Bancorp Inc	927		18		Balchem Corp	7,916		229
Bryn Mawr Bank Corp	1,097		24		Chemtura Corp (a)	174,421		2,968
Cass Information Systems Inc	3,840		157		Codexis Inc (a)	9,894		36
Enterprise Financial Services Corp	914		11		Hawkins Inc	3,435		119
First Financial Bankshares Inc	4,277		145		HB Fuller Co	91,397		3,007
Iberiabank Corp	122,033		6,232		Innophos Holdings Inc	5,953		293
PrivateBancorp Inc	72,900		1,147		Innospec Inc (a)	5,807		175
Prosperity Bancshares Inc	39,037		1,821		KMG Chemicals Inc	2,508		43
Signature Bank/New York NY (a)	169,309		11,122		Kraton Performance Polymers Inc (a)	7,638		199
SVB Financial Group (a)	2,871		184		NewMarket Corp	2,472		552
SY Bancorp Inc	794		18		Olin Corp	11,179		234
Texas Capital Bancshares Inc (a)	24,700		931		Omnova Solutions Inc (a)	18,972		149
TrustCo Bank Corp NY	1,468		8		PolyOne Corp	374,267		5,187
Walker & Dunlop Inc (a)	4,505		59		Quaker Chemical Corp	4,064		176
					Rockwood Holdings Inc (a)	135,411		7,494

See accompanying notes

Schedule of Investments SmallCap Growth Fund I April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Chemicals (continued)					Commercial Services (continued)
Solutia Inc	88,753		$2,515		Providence Service Corp/The (a)	1,040		$15
TPC Group Inc (a)	3,594		151		Quad/Graphics Inc	910		12
Westlake Chemical Corp	22,889		1,464		Rollins Inc	17,147		364
Zep Inc	9,211		131		RPX Corp (a)	415,043		7,173
			$25,174		ServiceSource International Inc (a)	542,553		8,996
					Sotheby's	66,566		2,618
Coal - 0.02%					Standard Parking Corp (a)	6,584		126
Cloud Peak Energy Inc (a)	4,965		76
					Steiner Leisure Ltd (a)	4,042		190
Hallador Energy Co	1,543		13		Strayer Education Inc	3,293		325
Patriot Coal Corp (a)	23,017		134
					Team Health Holdings Inc (a)	7,123		153
SunCoke Energy Inc (a)	7,871		120
					Team Inc (a)	5,000		148
Westmoreland Coal Co (a)	1,125		11
					TeleTech Holdings Inc (a)	10,508		159
			$354		TMS International Corp (a)	2,192		26

Commercial Services - 9.86%					TNS Inc (a)	6,714		137
ABM Industries Inc	5,886		137		TrueBlue Inc (a)	559,704		9,661
Acacia Research Corp (a)	9,950		408		United Rentals Inc (a)	383,362		17,895
Accretive Health Inc (a)	10,691		108		Valassis Communications Inc (a)	12,041		241
Advisory Board Co/The (a)	40,485		3,690		Viad Corp	1,078		20
American Public Education Inc (a)	4,669		162		Wright Express Corp (a)	10,249		654
American Reprographics Co (a)	2,238		12					$138,725
AMN Healthcare Services Inc (a)	7,219		48
					Computers - 3.10%
Arbitron Inc	7,084		270		3D Systems Corp (a)	9,571		282
Ascent Capital Group Inc (a)	112,802		5,809
					CACI International Inc (a)	786		48
AVEO Pharmaceuticals Inc (a)	232,972		2,679
					Cadence Design Systems Inc (a)	1,155,090		13,480
Avis Budget Group Inc (a)	23,973		316
					Computer Task Group Inc (a)	4,437		64
Bridgepoint Education Inc (a)	7,433		160
					Digimarc Corp	2,607		68
Brink's Co/The	10,907		277		Dot Hill Systems Corp (a)	5,146		6
Capella Education Co (a)	3,779		124
					Electronics for Imaging Inc (a)	1,309		23
Cardtronics Inc (a)	11,437		301
					Fortinet Inc (a)	224,918		5,875
CDI Corp	736		13		iGate Corp (a)	8,075		157
Cenveo Inc (a)	12,262		35
					Immersion Corp (a)	10,947		60
Chemed Corp	5,313		321		j2 Global Inc	12,204		315
Consolidated Graphics Inc (a)	3,401		136
					Jack Henry & Associates Inc	22,765		773
Corporate Executive Board Co	9,210		381		KEYW Holding Corp/The (a)	400,154		3,762
Corvel Corp (a)	2,468		107
					LivePerson Inc (a)	13,941		221
CoStar Group Inc (a)	270,365		19,707
					Manhattan Associates Inc (a)	5,423		272
CRA International Inc (a)	722		15
					Maxwell Technologies Inc (a)	6,318		60
Deluxe Corp	13,875		330		Mentor Graphics Corp (a)	11,271		163
DFC Global Corp (a)	11,786		206
					Mercury Computer Systems Inc (a)	369,301		4,875
Dollar Thrifty Automotive Group Inc (a)	7,764		628
					MICROS Systems Inc (a)	149,207		8,480
Electro Rent Corp	3,074		48		Mitek Systems Inc (a)	288,937		1,635
ExlService Holdings Inc (a)	7,150		198
					MTS Systems Corp	4,386		210
Forrester Research Inc	6,171		219		Netscout Systems Inc (a)	10,144		210
FTI Consulting Inc (a)	37,600		1,366
					STEC Inc (a)	15,451		128
Genpact Ltd (a)	440,308		7,344
					Stratasys Inc (a)	31,013		1,588
Global Payments Inc	111,544		5,179		Super Micro Computer Inc (a)	7,688		136
Grand Canyon Education Inc (a)	183,005		3,183
					Sykes Enterprises Inc (a)	1,711		27
Hackett Group Inc/The (a)	6,831		39
					Synaptics Inc (a)	8,791		270
Healthcare Services Group Inc	15,157		322		Syntel Inc	4,183		251
Heartland Payment Systems Inc	109,369		3,332		Unisys Corp (a)	7,129		133
Heidrick & Struggles International Inc	626		12					$43,572
HMS Holdings Corp (a)	475,355		11,437
Huron Consulting Group Inc (a)	44,331		1,562		Consumer Products - 0.44%
ICF International Inc (a)	2,774		69		AT Cross Co (a)	3,673		42
Insperity Inc	5,911		161		SodaStream International Ltd (a)	167,947		5,769
Intersections Inc	3,684		44		Spectrum Brands Holdings Inc (a)	5,470		189
K12 Inc (a)	246,224		6,278		WD-40 Co	4,462		201
Kenexa Corp (a)	41,507		1,356					$6,201
Korn/Ferry International (a)	991		16
Landauer Inc	2,433		128		Cosmetics & Personal Care - 0.20%
					Elizabeth Arden Inc (a)	68,797		2,682
Matthews International Corp	4,727		142
MAXIMUS Inc	127,544		5,644		Inter Parfums Inc	6,412		101
Medifast Inc (a)	5,733		110					$2,783

MoneyGram International Inc (a)	3,855		65		Distribution & Wholesale - 0.66%
Monro Muffler Brake Inc	114,143		4,709		Beacon Roofing Supply Inc (a)	12,405		331
Multi-Color Corp	186		4		Brightpoint Inc (a)	11,761		72
National American University Holdings Inc	3,576		19		Core-Mark Holding Co Inc	620		24
National Research Corp	625		30		Houston Wire & Cable Co	7,390		91
On Assignment Inc (a)	1,699		32		LKQ Corp (a)	203,383		6,803
PAREXEL International Corp (a)	14,237		384		MWI Veterinary Supply Inc (a)	3,354		317

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Distribution & Wholesale (continued)					Electronics (continued)
Owens & Minor Inc	13,865		$405		NVE Corp (a)	2,004		$102
Pool Corp	12,960		478		OSI Systems Inc (a)	36,573		2,445
ScanSource Inc (a)	1,633		54		Plexus Corp (a)	80,782		2,615
Titan Machinery Inc (a)	1,988		71		Rofin-Sinar Technologies Inc (a)	5,358		135
United Stationers Inc	7,368		209		Rogers Corp (a)	2,194		84
Watsco Inc	6,570		473		TTM Technologies Inc (a)	4,937		51
			$9,328		Viasystems Group Inc (a)	104		2
					Watts Water Technologies Inc	1,025		38
Diversified Financial Services - 1.25%					Woodward Inc	16,409		682
Affiliated Managers Group Inc (a)	69,924		7,945
					Zagg Inc (a)	9,308		121
Aircastle Ltd	2,318		28		Zygo Corp (a)	978		19
Apollo Residential Mortgage Inc	2,569		47					$8,725
BGC Partners Inc	18,647		130
Cohen & Steers Inc	4,027		142		Energy - Alternate Sources - 0.02%
Credit Acceptance Corp (a)	1,811		170		Clean Energy Fuels Corp (a)	11,580		223
Diamond Hill Investment Group Inc	1,067		81		FutureFuel Corp	2,699		27
Duff & Phelps Corp	12,585		200		Renewable Energy Group Inc (a)	1,697		15
Encore Capital Group Inc (a)	6,464		153					$265
Epoch Holding Corp	6,142		166
Evercore Partners Inc - Class A	4,909		130		Engineering & Construction - 1.03%
Financial Engines Inc (a)	8,948		204		Argan Inc	372		5
GAMCO Investors Inc	1,701		77		Chicago Bridge & Iron Co NV	128,300		5,699
					Dycom Industries Inc (a)	354,212		8,285
Higher One Holdings Inc (a)	12,845		202
					Exponent Inc (a)	3,555		170
MarketAxess Holdings Inc	7,783		267		MasTec Inc (a)	15,422		268
Netspend Holdings Inc (a)	10,646		81
					MYR Group Inc (a)	7,928		133
Portfolio Recovery Associates Inc (a)	4,591		316
Pzena Investment Management Inc	3,612		21					$14,560
Stifel Financial Corp (a)	186,045		6,776		Entertainment - 0.76%
Virtus Investment Partners Inc (a)	1,681		142		Churchill Downs Inc	1,316		78
Westwood Holdings Group Inc	2,466		91		Cinemark Holdings Inc	19,695		452
World Acceptance Corp (a)	4,080		271		Lions Gate Entertainment Corp (a)	10,292		126
			$17,640		National CineMedia Inc	395,686		5,654
					Scientific Games Corp (a)	87,400		888
Electric - 0.01%					Shuffle Master Inc (a)	155,048		2,740
Atlantic Power Corp	3,616		52
Genie Energy Ltd	5,049		42		Six Flags Entertainment Corp	9,742		467
Otter Tail Corp	831		18		Vail Resorts Inc	6,654		271
			$112					$10,676

Electrical Components & Equipment - 1.22%					Environmental Control - 0.96%
					Calgon Carbon Corp (a)	12,331		171
Acuity Brands Inc	142,539		7,921		Clean Harbors Inc (a)	56,799		3,876
AMETEK Inc	120,819		6,081		Darling International Inc (a)	32,707		536
Belden Inc	10,969		382		Fuel Tech Inc (a)	6,902		32
Coleman Cable Inc	3,353		28		Metalico Inc (a)	9,173		30
EnerSys (a)	3,752		131
Generac Holdings Inc (a)	3,638		88		Mine Safety Appliances Co	6,346		269
					Tetra Tech Inc (a)	5,006		133
Graham Corp	4,126		91		TRC Cos Inc (a)	7,345		48
Littelfuse Inc	5,173		324
Power-One Inc (a)	25,598		110		US Ecology Inc	6,914		150
Universal Display Corp (a)	43,233		1,944		Waste Connections Inc	256,159		8,256
			$17,100					$13,501

Electronics - 0.62%					Food - 0.79%
American Science & Engineering Inc	2,422		158		Arden Group Inc	261		23
Analogic Corp	2,401		164		B&G Foods Inc	7,672		171
Badger Meter Inc	5,264		194		Cal-Maine Foods Inc	432		16
					Chefs' Warehouse Inc/The (a)	260,803		6,306
Brady Corp	1,595		50
Coherent Inc (a)	4,504		237		Diamond Foods Inc	6,154		129
					Fresh Market Inc/The (a)	6,570		336
Cymer Inc (a)	3,148		163
					Hain Celestial Group Inc (a)	39,397		1,864
Daktronics Inc	2,510		20
DDi Corp	2,166		28		Harris Teeter Supermarkets Inc	7,417		282
Electro Scientific Industries Inc	1,120		16		J&J Snack Foods Corp	3,995		224
ESCO Technologies Inc	2,878		99		Lancaster Colony Corp	4,354		284
FARO Technologies Inc (a)	4,352		244		Lifeway Foods Inc	1,826		15
					Smart Balance Inc (a)	71,158		419
FEI Co (a)	9,761		490
II-VI Inc (a)	11,816		241		Tootsie Roll Industries Inc	6,262		149
					TreeHouse Foods Inc (a)	5,799		333
InvenSense Inc (a)	1,870		30
					United Natural Foods Inc (a)	11,300		557
Kemet Corp (a)	902		8
LeCroy Corp (a)	6,485		67					$11,108
Measurement Specialties Inc (a)	3,495		125		Forest Products & Paper - 0.02%
Multi-Fineline Electronix Inc (a)	607		16		Deltic Timber Corp	2,522		154
Newport Corp (a)	4,715		81		Neenah Paper Inc	3,038		87

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Forest Products & Paper (continued)					Healthcare - Services - 3.21%
Xerium Technologies Inc (a)	4,579		$21		Air Methods Corp (a)	2,943		$248
			$262		Alliance HealthCare Services Inc (a)	10,650		15
					AMERIGROUP Corp (a)	227,846		14,072
Gas - 0.01%					Bio-Reference Labs Inc (a)	6,383		136
South Jersey Industries Inc	2,148		106		Centene Corp (a)	241,556		9,563
					Covance Inc (a)	204,755		9,574
Hand & Machine Tools - 0.54%					Emeritus Corp (a)	7,537		130
Franklin Electric Co Inc	5,869		295		Ensign Group Inc/The	6,783		181
Lincoln Electric Holdings Inc	148,404		7,273		IPC The Hospitalist Co Inc (a)	4,374		168
			$7,568		Mednax Inc (a)	139,666		9,810
					Metropolitan Health Networks Inc (a)	16,869		126
Healthcare - Products - 6.28%					Molina Healthcare Inc (a)	4,468		115
Abaxis Inc (a)	6,015		214		RadNet Inc (a)	12,786		39
ABIOMED Inc (a)	8,252		201		Select Medical Holdings Corp (a)	3,980		34
Align Technology Inc (a)	16,385		520		Sunrise Senior Living Inc (a)	18,004		113
ArthroCare Corp (a)	7,298		182
					US Physical Therapy Inc	4,668		114
AtriCure Inc (a)	5,555		46		Vanguard Health Systems Inc (a)	4,293		38
Atrion Corp	635		146		WellCare Health Plans Inc (a)	11,373		696
Bacterin International Holdings Inc (a)	9,976		20
Biolase Technology Inc (a)	2,829		7					$45,172
Cepheid Inc (a)	198,719		7,633		Holding Companies - Diversified - 0.01%
Columbia Laboratories Inc (a)	24,561		18		Primoris Services Corp	9,783		141
Conceptus Inc (a)	12,976		244
Cooper Cos Inc/The	47,418		4,181		Home Builders - 0.16%
CryoLife Inc (a)	837		4
Cyberonics Inc (a)	7,575		290		Ryland Group Inc/The	97,700		2,199
DexCom Inc (a)	17,787		174
Endologix Inc (a)	111,631		1,672		Home Furnishings - 1.92%
Exactech Inc (a)	2,206		34		DTS Inc/CA (a)	4,728		148
Genomic Health Inc (a)	4,544		130		Ethan Allen Interiors Inc	3,406		79
Gen-Probe Inc (a)	171,365		13,975		Harman International Industries Inc	225,156		11,163
Haemonetics Corp (a)	6,862		491		Select Comfort Corp (a)	367,980		10,628
Hanger Orthopedic Group Inc (a)	7,361		173		Skullcandy Inc (a)	239,231		3,856
HeartWare International Inc (a)	3,185		248		Tempur-Pedic International Inc (a)	14,448		850
Henry Schein Inc (a)	106,021		8,136		TiVo Inc (a)	31,625		341
ICU Medical Inc (a)	1,222		64					$27,065
IDEXX Laboratories Inc (a)	64,516		5,673
Insulet Corp (a)	10,490		187		Housewares - 0.01%
					Libbey Inc (a)	7,844		112
Integra LifeSciences Holdings Corp (a)	5,385		200
Invacare Corp	663		10
IRIS International Inc (a)	5,020		66		Insurance - 0.26%
Kensey Nash Corp	3,419		97		Amtrust Financial Services Inc	1,210		33
Luminex Corp (a)	10,099		253		Brown & Brown Inc	73,300		1,977
MAKO Surgical Corp (a)	54,689		2,259		Crawford & Co	10,332		49
Masimo Corp (a)	237,767		5,262		RLI Corp	23,500		1,619
Medical Action Industries Inc (a)	2,831		16					$3,678
Medtox Scientific Inc (a)	2,995		66
Merge Healthcare Inc (a)	23,403		101		Internet - 4.47%
					AboveNet Inc (a)	6,025		501
Meridian Bioscience Inc	10,957		225		Ancestry.com Inc (a)	8,381		224
Merit Medical Systems Inc (a)	11,185		148
					Bankrate Inc (a)	75,400		1,766
Natus Medical Inc (a)	5,955		73
					Bazaarvoice Inc (a)	171,326		3,394
NuVasive Inc (a)	9,877		164
					Blue Nile Inc (a)	5,001		151
NxStage Medical Inc (a)	345,878		5,880
					Boingo Wireless Inc (a)	1,700		18
OraSure Technologies Inc (a)	10,862		125
					BroadSoft Inc (a)	120,705		5,167
Orthofix International NV (a)	4,663		192
					Cogent Communications Group Inc (a)	11,647		218
PSS World Medical Inc (a)	381,935		9,140
					comScore Inc (a)	7,275		145
Quidel Corp (a)	7,556		125
					Constant Contact Inc (a)	7,819		189
Rockwell Medical Technologies Inc (a)	6,647		61
					DealerTrack Holdings Inc (a)	358,174		10,684
Sirona Dental Systems Inc (a)	135,793		6,859
					Dice Holdings Inc (a)	20,331		219
Spectranetics Corp (a)	13,873		146
					eResearchTechnology Inc (a)	10,015		79
STAAR Surgical Co (a)	12,556		138
					ExactTarget Inc (a)	63,946		1,727
STERIS Corp	15,632		491		Global Sources Ltd (a)	4,307		27
Symmetry Medical Inc (a)	3,635		26
					HealthStream Inc (a)	7,297		167
Synergetics USA Inc (a)	8,798		57
					HomeAway Inc (a)	194,539		5,068
Tornier NV (a)	4,420		105
Uroplasty Inc (a)	7,135		22		IAC/InterActiveCorp	74,100		3,568
					InfoSpace Inc (a)	1,856		21
Vascular Solutions Inc (a)	6,844		78
Volcano Corp (a)	408,231		11,083		Keynote Systems Inc	5,516		102
					Liquidity Services Inc (a)	71,702		3,824
West Pharmaceutical Services Inc	4,740		213		LoopNet Inc (a)	7,537		145
Young Innovations Inc	756		26
			$88,370		MercadoLibre Inc	12,200		1,180

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Internet (continued)					Metal Fabrication & Hardware (continued)
NIC Inc	16,988		$190		NN Inc (a)	6,962		$55
Nutrisystem Inc	11,325		131		RBC Bearings Inc (a)	142,987		6,703
OpenTable Inc (a)	6,231		279		Sun Hydraulics Corp	5,172		129
Pandora Media Inc (a)	739,971		6,364		Valmont Industries Inc	128,233		15,892
QuinStreet Inc (a)	1,314		14		Worthington Industries Inc	9,500		170
Responsys Inc (a)	3,927		50					$24,842
Saba Software Inc (a)	12,491		121
Sapient Corp	256,079		3,065		Mining - 0.20%
					Allied Nevada Gold Corp (a)	40,944		1,199
Shutterfly Inc (a)	6,960		217
Sourcefire Inc (a)	7,496		382		AMCOL International Corp	5,693		188
					Coeur d'Alene Mines Corp (a)	2,185		47
Splunk Inc (a)	80,822		2,744
SPS Commerce Inc (a)	3,354		93		Globe Specialty Metals Inc	14,721		196
Stamps.com Inc (a)	32,757		951		Gold Resource Corp	6,483		176
TIBCO Software Inc (a)	187,069		6,155		Hecla Mining Co	65,233		279
TripAdvisor Inc (a)	66,500		2,494		Materion Corp	667		16
					McEwen Mining Inc (a)	44,211		168
ValueClick Inc (a)	20,881		442
VirnetX Holding Corp (a)	9,252		230		Noranda Aluminum Holding Corp	8,987		95
					Revett Minerals Inc (a)	5,470		22
Vocus Inc (a)	7,015		91
					Stillwater Mining Co (a)	26,931		289
Websense Inc (a)	10,003		208
					United States Lime & Minerals Inc (a)	205		10
XO Group Inc (a)	6,275		58
					US Silica Holdings Inc (a)	2,906		53
Zix Corp (a)	26,262		74
					Vista Gold Corp (a)	4,495		14
			$62,937
								$2,752
Leisure Products & Services - 0.79%
Brunswick Corp/DE	20,803		547		Miscellaneous Manufacturing - 2.41%
Interval Leisure Group Inc	10,821		187		Actuant Corp	246,823		6,731
Life Time Fitness Inc (a)	222,506		10,360		AO Smith Corp	60,600		2,885
Town Sports International Holdings Inc (a)	3,461		44		AZZ Inc	3,236		167
					Blount International Inc (a)	13,127		212
			$11,138		CLARCOR Inc	12,941		621
Lodging - 0.49%					Colfax Corp (a)	63,824		2,164
Ameristar Casinos Inc	7,354		132		Fabrinet (a)	8,153		137
Orient-Express Hotels Ltd (a)	627,566		6,709		GP Strategies Corp (a)	1,621		27
			$6,841		Hexcel Corp (a)	697,039		19,085
					Hillenbrand Inc	16,866		353
Machinery - Diversified - 4.21%					John Bean Technologies Corp	11,158		178
Albany International Corp	1,958		47		Koppers Holdings Inc	5,652		220
Altra Holdings Inc (a)	7,260		133
					LSB Industries Inc (a)	5,038		171
Applied Industrial Technologies Inc	11,449		450		Myers Industries Inc	939		16
Cascade Corp	190		9		NL Industries Inc	2,499		35
Chart Industries Inc (a)	92,642		7,081
					Park-Ohio Holdings Corp (a)	3,341		72
Cognex Corp	53,647		2,159		Raven Industries Inc	4,923		296
Columbus McKinnon Corp/NY (a)	6,302		93
DXP Enterprises Inc (a)	3,502		152		Standex International Corp	834		37
Flow International Corp (a)	16,790		69		Sturm Ruger & Co Inc	5,077		290
					Trimas Corp (a)	6,819		150
Gardner Denver Inc	267,790		17,444					$33,847
Global Power Equipment Group Inc (a)	3,140		79
Gorman-Rupp Co/The	6,387		184		Office Furnishings - 0.50%
IDEX Corp	355,712		15,406		Herman Miller Inc	15,480		302
iRobot Corp (a)	6,202		146		HNI Corp	10,406		251
Kadant Inc (a)	1,205		31		Interface Inc	448,736		6,354
Lindsay Corp	3,274		219		Knoll Inc	12,910		191
Middleby Corp (a)	80,929		8,212					$7,098
Robbins & Myers Inc	142,891		6,960
Sauer-Danfoss Inc	3,050		132		Oil & Gas - 2.34%
Tennant Co	5,108		226		Alon USA Energy Inc	3,416		31
Twin Disc Inc	3,416		75		Apco Oil and Gas International Inc	2,133		89
					Approach Resources Inc (a)	44,834		1,608
			$59,307		Berry Petroleum Co	13,927		634
Media - 0.86%					Bill Barrett Corp (a)	1,418		34
Belo Corp	10,804		73		Bonanza Creek Energy Inc (a)	2,667		59
Cumulus Media Inc (a)	3,148		11		BPZ Resources Inc (a)	10,371		42
Demand Media Inc (a)	3,314		28		Callon Petroleum Co (a)	16,273		95
Knology Inc (a)	616,894		11,998		Carrizo Oil & Gas Inc (a)	10,522		295
Sinclair Broadcast Group Inc	1,446		15		Cheniere Energy Inc (a)	35,769		655
			$12,125		Clayton Williams Energy Inc (a)	2,473		182
					Contango Oil & Gas Co (a)	3,220		175
Metal Fabrication & Hardware - 1.77%					CVR Energy Inc	23,724		720
Ampco-Pittsburgh Corp	336		6		Energy XXI Bermuda Ltd	20,351		767
Furmanite Corp (a)	15,510		97
					GeoResources Inc (a)	3,094		117
Haynes International Inc	27,186		1,696		Gulfport Energy Corp (a)	12,321		323
Mueller Industries Inc	2,063		94		Isramco Inc (a)	449		42

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Oil & Gas (continued)					Pharmaceuticals (continued)
Kodiak Oil & Gas Corp (a)	60,196		$533		Hi-Tech Pharmacal Co Inc (a)	1,271		$41
Laredo Petroleum Holdings Inc (a)	6,147		162		Idenix Pharmaceuticals Inc (a)	7,007		62
Magnum Hunter Resources Corp (a)	25,310		157		Impax Laboratories Inc (a)	15,927		392
Magnum Hunter Resources Corp - Warrants	2,431		—		Infinity Pharmaceuticals Inc (a)	7,560		102
(a),(b),(c)					Ironwood Pharmaceuticals Inc (a)	269,456		3,559
Matador Resources Co (a)	416,680		4,825		Isis Pharmaceuticals Inc (a)	22,729		182
McMoRan Exploration Co (a)	25,975		229		ISTA Pharmaceuticals Inc (a)	13,446		122
Northern Oil and Gas Inc (a)	17,061		332		Jazz Pharmaceuticals PLC (a)	5,900		301
Oasis Petroleum Inc (a)	274,612		9,081		Keryx Biopharmaceuticals Inc (a)	28,970		46
Panhandle Oil and Gas Inc	2,914		80		KV Pharmaceutical Co (a)	14,311		17
Petroquest Energy Inc (a)	4,563		28		Lannett Co Inc (a)	2,106		8
Resolute Energy Corp (a)	85,155		904		MAP Pharmaceuticals Inc (a)	209,005		2,680
Rex Energy Corp (a)	141,614		1,488		Medicis Pharmaceutical Corp	13,594		523
Rosetta Resources Inc (a)	39,784		2,000		Medivation Inc (a)	8,375		677
SM Energy Co	96,630		6,388		Nabi Biopharmaceuticals (a)	17,948		30
Stone Energy Corp (a)	13,242		371		Nature's Sunshine Products Inc	4,417		68
Vaalco Energy Inc (a)	2,684		24		Nektar Therapeutics (a)	16,818		128
Venoco Inc (a)	2,913		32		Neogen Corp (a)	6,150		240
W&T Offshore Inc	9,196		182		Neurocrine Biosciences Inc (a)	17,184		128
Warren Resources Inc (a)	4,777		15		Obagi Medical Products Inc (a)	7,429		98
Western Refining Inc	13,074		249		Omega Protein Corp (a)	760		5
			$32,948		Onyx Pharmaceuticals Inc (a)	93,221		4,242
					Opko Health Inc (a)	28,125		134
Oil & Gas Services - 3.39%					Optimer Pharmaceuticals Inc (a)	216,966		3,211
Basic Energy Services Inc (a)	9,985		144
					Osiris Therapeutics Inc (a)	6,144		33
C&J Energy Services Inc (a)	2,489		47
					Par Pharmaceutical Cos Inc (a)	6,705		284
CARBO Ceramics Inc	127,266		10,702		Pernix Therapeutics Holdings (a)	1,318		11
Dawson Geophysical Co (a)	872		23
					Pharmacyclics Inc (a)	112,780		3,108
Dril-Quip Inc (a)	107,652		7,255
					POZEN Inc (a)	10,668		71
Flotek Industries Inc (a)	13,246		181
					Progenics Pharmaceuticals Inc (a)	8,706		96
Forum Energy Technologies Inc (a)	95,572		2,210
					Questcor Pharmaceuticals Inc (a)	14,190		637
Global Geophysical Services Inc (a)	7,164		69
					Salix Pharmaceuticals Ltd (a)	38,305		1,892
Gulf Island Fabrication Inc	827		23		Santarus Inc (a)	22,369		143
ION Geophysical Corp (a)	35,501		221
					Schiff Nutrition International Inc (a)	1,369		23
Key Energy Services Inc (a)	30,209		383
					Sciclone Pharmaceuticals Inc (a)	13,526		81
Lufkin Industries Inc	7,118		547		SIGA Technologies Inc (a)	14,422		48
Matrix Service Co (a)	1,589		22
					Sucampo Pharmaceuticals Inc (a)	5,324		44
Mitcham Industries Inc (a)	2,711		64
					SXC Health Solutions Corp (a)	279,229		25,292
Newpark Resources Inc (a)	2,241		14
					Synageva BioPharma Corp (a)	7,867		299
Oceaneering International Inc	135,998		7,022		Targacept Inc (a)	11,553		55
Oil States International Inc (a)	85,916		6,837
					Theravance Inc (a)	13,454		291
OYO Geospace Corp (a)	1,822		210
					USANA Health Sciences Inc (a)	2,727		114
Pioneer Drilling Co (a)	20,096		158
					Vanda Pharmaceuticals Inc (a)	11,055		49
Superior Energy Services Inc (a)	240,502		6,474
					Vivus Inc (a)	22,792		552
Targa Resources Corp	4,348		209		XenoPort Inc (a)	11,621		53
Tesco Corp (a)	9,884		161
					Zogenix Inc (a)	8,868		16
Tetra Technologies Inc (a)	3,412		30
Thermon Group Holdings Inc (a)	209,467		4,654					$70,295
			$47,660		Pipelines - 0.01%
					Crosstex Energy Inc	9,256		138
Packaging & Containers - 0.02%
AEP Industries Inc (a)	1,800		63
Graphic Packaging Holding Co (a)	32,641		174		Real Estate - 0.01%
			$237		HFF Inc (a)	12,078		197

Pharmaceuticals - 5.00%
Achillion Pharmaceuticals Inc (a)	284,226		1,890		REITS - 0.50%
Acura Pharmaceuticals Inc (a)	4,255		14		Acadia Realty Trust	3,329		77
Akorn Inc (a)	635,042		7,703		Alexander's Inc	541		211
Alkermes PLC (a)	22,182		384		American Assets Trust Inc	8,131		191
Allos Therapeutics Inc (a)	25,408		46		American Campus Communities Inc	8,720		388
Amicus Therapeutics Inc (a)	6,621		32		Associated Estates Realty Corp	863		15
Anacor Pharmaceuticals Inc (a)	4,099		23		CBL & Associates Properties Inc	12,362		230
Array BioPharma Inc (a)	15,687		55		DuPont Fabros Technology Inc	5,237		142
Auxilium Pharmaceuticals Inc (a)	12,783		229		EastGroup Properties Inc	3,355		169
BioScrip Inc (a)	12,366		92		Equity Lifestyle Properties Inc	5,939		415
Biospecifics Technologies Corp (a)	1,983		29		Extra Space Storage Inc	9,870		300
Catalyst Health Solutions Inc (a)	108,020		9,330		Gladstone Commercial Corp	1,562		26
Corcept Therapeutics Inc (a)	17,220		64		Glimcher Realty Trust	32,255		319
Depomed Inc (a)	22,531		137		Highwoods Properties Inc	14,757		512
Durect Corp (a)	31,473		22		Home Properties Inc	12,829		783
Dusa Pharmaceuticals Inc (a)	9,794		57		Kilroy Realty Corp	8,993		427

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

REITS (continued)					Retail (continued)

LTC Properties Inc	2,051		$68		Vera Bradley Inc (a)	43,428		$1,128

Mid-America Apartment Communities Inc	10,858		739		Vitamin Shoppe Inc (a)	112,097		5,276

National Health Investors Inc	2,906		144		Winmark Corp	911		52

Newcastle Investment Corp	22,254		157		World Fuel Services Corp	342,157		15,076

Omega Healthcare Investors Inc	25,534		547		Zumiez Inc (a)	260,069		9,535

Potlatch Corp	5,037		158					$131,726

PS Business Parks Inc	1,433		98

Tanger Factory Outlet Centers	22,945		719		Savings & Loans - 0.00%
					Investors Bancorp Inc (a)	2,698		42
Urstadt Biddle Properties Inc	1,145		22

Washington Real Estate Investment Trust	3,929		116		Westfield Financial Inc	3,072		23

			$6,973					$65

Retail - 9.36%					Semiconductors - 5.47%
					Aeroflex Holding Corp (a)	8,328		93
Aeropostale Inc (a)	18,779		417
					Amtech Systems Inc (a)	3,552		25
AFC Enterprises Inc (a)	10,394		178
					Applied Micro Circuits Corp (a)	676,842		3,777
America's Car-Mart Inc/TX (a)	1,808		83
					ATMI Inc (a)	794		17
ANN Inc (a)	196,314		5,436
					AXT Inc (a)	5,685		29
Ascena Retail Group Inc (a)	33,796		692

Biglari Holdings Inc (a)	48		20		Cabot Microelectronics Corp	2,240		77
					Cavium Inc (a)	155,500		4,550
BJ's Restaurants Inc (a)	135,863		5,868
					Ceva Inc (a)	6,258		138
Body Central Corp (a)	33,192		1,008
					Cirrus Logic Inc (a)	15,486		424
Bravo Brio Restaurant Group Inc (a)	7,778		157
					Cree Inc (a)	44,100		1,363

Buckle Inc/The	7,247		335		Diodes Inc (a)	8,252		184
Buffalo Wild Wings Inc (a)	4,884		410
					eMagin Corp (a)	7,815		24
Caribou Coffee Co Inc (a)	43,174		708
					Entegris Inc (a)	685,980		6,071

Casey's General Stores Inc	8,867		500		Entropic Communications Inc (a)	35,931		152

Cash America International Inc	4,081		191		Fairchild Semiconductor International Inc (a)	457,761		6,487

Cato Corp/The	7,441		207		GT Advanced Technologies Inc (a)	34,417		224

CEC Entertainment Inc	5,181		198		Hittite Microwave Corp (a)	8,555		458
Cheesecake Factory Inc/The (a)	15,537		489
					Integrated Device Technology Inc (a)	26,625		180

Chico's FAS Inc	115,500		1,774		International Rectifier Corp (a)	194,407		4,244
Coinstar Inc (a)	8,435		530
					IXYS Corp (a)	6,583		82
Cost Plus Inc (a)	4,755		92
					Kopin Corp (a)	10,368		37

Cracker Barrel Old Country Store Inc	5,829		335		Lattice Semiconductor Corp (a)	172,251		940
Denny's Corp (a)	28,328		117
					LTX-Credence Corp (a)	10,546		73

Dick's Sporting Goods Inc	169,769		8,590		Mellanox Technologies Ltd (a)	173,790		10,183
DineEquity Inc (a)	4,161		202

Domino's Pizza Inc	52,696		1,992		Micrel Inc	14,177		154
					Microsemi Corp (a)	295,356		6,356

DSW Inc	43,226		2,432		Monolithic Power Systems Inc (a)	9,656		200

Einstein Noah Restaurant Group Inc	2,146		30		Novellus Systems Inc (a)	53,700		2,511
Express Inc (a)	14,866		351
					OmniVision Technologies Inc (a)	9,604		177
Ezcorp Inc (a)	12,728		341
					Pericom Semiconductor Corp (a)	1,313		10
Finish Line Inc/The	6,336		141

First Cash Financial Services Inc (a)	8,492		348		Power Integrations Inc	7,681		291
					Rambus Inc (a)	26,843		137
Francesca's Holdings Corp (a)	318,424		9,983
					Rubicon Technology Inc (a)	7,026		66

GameStop Corp	248,758		5,662		Semtech Corp (a)	316,514		8,628
Genesco Inc (a)	919		69
					Silicon Motion Technology Corp ADR(a)	103,952		1,769

GNC Holdings Inc	110,991		4,335		Teradyne Inc (a)	394,260		6,785
Hibbett Sports Inc (a)	194,478		11,614
					TriQuint Semiconductor Inc (a)	38,335		187

HSN Inc	10,753		416		Ultra Clean Holdings (a)	9,120		63
Jos A Bank Clothiers Inc (a)	7,432		353
					Ultratech Inc (a)	60,610		1,936
Krispy Kreme Doughnuts Inc (a)	24,549		180
					Veeco Instruments Inc (a)	38,227		1,154
Lumber Liquidators Holdings Inc (a)	65,281		1,889
					Volterra Semiconductor Corp (a)	202,898		6,673
Men's Wearhouse Inc	3,482		129

MSC Industrial Direct Co Inc	67,582		4,982					$76,929

Nu Skin Enterprises Inc	15,316		816		Software - 6.77%

Panera Bread Co (a)	38,908		6,144		ACI Worldwide Inc (a)	39,880		1,590

Pantry Inc/The (a)	714		9		Actuate Corp (a)	13,755		98

Papa John's International Inc (a)	5,149		207		Advent Software Inc (a)	8,914		241

PF Chang's China Bistro Inc	4,555		181		American Software Inc/Georgia	9,451		78

Pier 1 Imports Inc	56,825		976		Aspen Technology Inc (a)	455,906		9,018

Pricesmart Inc	34,478		2,846		athenahealth Inc (a)	9,318		675

Red Robin Gourmet Burgers Inc (a)	4,859		173		AVG Technologies NV (a)	2,463		34

Roundy's Inc	3,008		37		Blackbaud Inc	11,811		366

rue21 inc (a)	6,281		191		Bottomline Technologies Inc (a)	9,538		224

Ruth's Hospitality Group Inc (a)	2,351		16		CommVault Systems Inc (a)	203,191		10,580

Sonic Corp (a)	25,918		187		Computer Programs & Systems Inc	2,857		170

Systemax Inc (a)	243		4		Concur Technologies Inc (a)	76,391		4,321

Texas Roadhouse Inc	15,685		271		Convio Inc (a)	5,079		81

Tractor Supply Co	62,500		6,151		CSG Systems International Inc (a)	6,658		96

Ulta Salon Cosmetics & Fragrance Inc	98,278		8,666		Deltek Inc (a)	8,946		93

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)		COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Software (continued)						Telecommunications (continued)
Digi International Inc (a)	1,573		$15			Lumos Networks Corp	6,059		$55
Dynavox Inc (a)	2,925		7			Netgear Inc (a)	170,707		6,572
Ebix Inc	8,226		168			NTELOS Holdings Corp	6,006		121
EPAM Systems Inc (a)	1,131		23			Oplink Communications Inc (a)	3,410		54
EPIQ Systems Inc	875		10			Plantronics Inc	4,734		181
Epocrates Inc (a)	2,326		19			RF Micro Devices Inc (a)	11,468		50
Fair Isaac Corp	5,491		236			RigNet Inc (a)	2,329		40
Greenway Medical Technologies (a)	2,048		31			Shenandoah Telecommunications Co	9,527		106
Guidance Software Inc (a)	5,429		51			TeleNav Inc (a)	6,117		41
Guidewire Software Inc (a)	2,724		74			Ubiquiti Networks Inc (a)	850		28
Informatica Corp (a)	115,855		5,331			ViaSat Inc (a)	3,168		153
InnerWorkings Inc (a)	10,301		119			Vonage Holdings Corp (a)	24,567		50
Interactive Intelligence Group Inc (a)	299,310		8,877						$30,126
JDA Software Group Inc (a)	3,032		88
MedAssets Inc (a)	10,435		132			Transportation - 2.73%
						Echo Global Logistics Inc (a)	4,515		77
Medidata Solutions Inc (a)	5,622		146
MicroStrategy Inc (a)	1,824		255			Forward Air Corp	7,927		268
						Genesee & Wyoming Inc (a)	149,080		8,037
MModal Inc (a)	14,048		179
Monotype Imaging Holdings Inc (a)	9,465		134			Golar LNG Ltd	10,778		398
						Gulfmark Offshore Inc (a)	1,661		80
NetSuite Inc (a)	7,545		335
Omnicell Inc (a)	6,386		91			Heartland Express Inc	13,456		186
						HUB Group Inc (a)	9,700		339
Opnet Technologies Inc	6,038		140			Kirby Corp (a)	138,868		9,217
Parametric Technology Corp (a)	31,608		682
PDF Solutions Inc (a)	9,165		81			Knight Transportation Inc	414,701		6,809
Pegasystems Inc	325,576		12,108			Marten Transport Ltd	968		20
						Old Dominion Freight Line Inc (a)	12,661		563
Progress Software Corp (a)	9,773		226
						Pacer International Inc (a)	1,453		9
PROS Holdings Inc (a)	8,618		170
						Quality Distribution Inc (a)	1,865		21
QLIK Technologies Inc (a)	293,601		8,459
						Roadrunner Transportation Systems Inc (a)	299,989		5,205
Quality Systems Inc	10,354		387			Swift Transportation Co (a)	9,240		97
RealPage Inc (a)	8,046		146
SciQuest Inc (a)	5,110		76			UTI Worldwide Inc	421,756		7,031
SolarWinds Inc (a)	188,393		8,837						$38,357
Synchronoss Technologies Inc (a)	203,452		6,368			Trucking & Leasing - 0.02%
Take-Two Interactive Software Inc (a)	74,784		1,055			TAL International Group Inc	5,898		244
Tangoe Inc (a)	59,355		1,216
Tyler Technologies Inc (a)	7,886		315			TOTAL COMMON STOCKS			$1,333,142
Ultimate Software Group Inc (a)	81,367		6,278
VeriFone Systems Inc (a)	97,810		4,660				Maturity
Verint Systems Inc (a)	4,949		150			REPURCHASE AGREEMENTS - 4.78%	Amount (000's)	Value	(000	's)
			$95,340		Banks	- 4.78%
						Investment in Joint Trading Account; Credit	$14,242		$14,241
Storage & Warehousing - 0.00%						Suisse Repurchase Agreement; 0.16%
Wesco Aircraft Holdings Inc (a)	3,215		51
						dated 04/30/12 maturing 05/01/12
						(collateralized by US Government
Telecommunications - 2.14%						Securities; $14,526,401; 0.00% - 11.25%;
8x8 Inc (a)	24,897		103			dated 02/15/15 - 08/15/39)
Acme Packet Inc (a)	87,201		2,448			Investment in Joint Trading Account; Deutsche	27,789		27,790
ADTRAN Inc	17,680		540			Bank Repurchase Agreement; 0.20% dated
Alaska Communications Systems Group Inc	3,627		9			04/30/12 maturing 05/01/12 (collateralized
Anaren Inc (a)	663		12			by US Government Securities;
Anixter International Inc (a)	4,075		279			$28,344,197; 0.00% - 8.20%; dated
Aruba Networks Inc (a)	354,975		7,498			05/01/12 - 07/15/37)
Atlantic Tele-Network Inc	872		30			Investment in Joint Trading Account; JP	10,421		10,420
Ciena Corp (a)	305,280		4,524			Morgan Repurchase Agreement; 0.18%
Cincinnati Bell Inc (a)	23,903		91			dated 04/30/12 maturing 05/01/12
Consolidated Communications Holdings Inc	8,767		170			(collateralized by US Government
EXFO Inc (a)	519,639		3,705			Securities; $10,629,074; 0.00% - 8.38%;
Extreme Networks (a)	9,229		35			dated 02/08/13 - 04/23/32)
EZchip Semiconductor Ltd (a)	20,800		837			Investment in Joint Trading Account; Merrill	14,872		14,871
Finisar Corp (a)	20,930		346			Lynch Repurchase Agreement; 0.17%
General Communication Inc (a)	16,736		127			dated 04/30/12 maturing 05/01/12
GeoEye Inc (a)	530		12			(collateralized by US Government Security;
Globecomm Systems Inc (a)	6,279		89			$15,168,893; 1.50%; dated 07/31/16)
Harmonic Inc (a)	10,157		48						$67,322
HickoryTech Corp	5,284		52			TOTAL REPURCHASE AGREEMENTS			$67,322
InterDigital Inc/PA	12,382		343			Total Investments			$1,400,464
IPG Photonics Corp (a)	19,864		961			Other Assets in Excess of Liabilities, Net - 0.48%			$6,744
Iridium Communications Inc (a)	2,033		18			TOTAL NET ASSETS - 100.00%			$1,407,208
Ixia (a)	16,192		204
LogMeIn Inc (a)	5,373		194

(a)	Non-Income Producing Security

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
April 30, 2012 (unaudited)

(b)	Security is Illiquid
(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$236,751
Unrealized Depreciation		(49,408)
Net Unrealized Appreciation (Depreciation)		$187,343
Cost for federal income tax purposes		$1,213,121

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		27 .51%
Industrial		17 .51%
Consumer, Cyclical		15 .49%
Technology		15 .34%
Financial		8.37%
Communications		7.47%
Energy		5.79%
Basic Materials		2.01%
Utilities		0.02%
Diversified		0.01%
Other Assets in Excess of Liabilities, Net		0.48%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; June 2012	Long	925	$74,568	$75,378	$810
Total					$810

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
SmallCap Growth Fund II
April 30, 2012 (unaudited)

COMMON STOCKS - 95.37%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Aerospace & Defense - 1.68%					Beverages (continued)
AAR Corp	778		$12		Peet's Coffee & Tea Inc (a)	540		$41
Aerovironment Inc (a)	1,309		32					$109
Astronics Corp (a)	759		24
Cubic Corp	515		24		Biotechnology - 2.42%
					Acorda Therapeutics Inc (a)	1,946		49
GenCorp Inc (a)	3,165		22
					Affymax Inc (a)	1,329		17
HEICO Corp	2,601		105		Alnylam Pharmaceuticals Inc (a)	1,940		22
Kaman Corp	738		25		AMAG Pharmaceuticals Inc (a)	170		3
LMI Aerospace Inc (a)	336		6
					Arena Pharmaceuticals Inc (a)	855		2
Moog Inc (a)	322		13
					Ariad Pharmaceuticals Inc (a)	6,797		111
National Presto Industries Inc	366		27		Astex Pharmaceuticals (a)	360		1
Orbital Sciences Corp (a)	1,889		24
					Celldex Therapeutics Inc (a)	491		2
Teledyne Technologies Inc (a)	511		33
					Cleveland Biolabs Inc (a)	2,194		4
Triumph Group Inc	46,434		2,917		Cubist Pharmaceuticals Inc (a)	3,083		130
			$3,264		Dynavax Technologies Corp (a)	6,455		32
Agriculture - 0.01%					Emergent Biosolutions Inc (a)	1,887		27
Vector Group Ltd	1,420		25		Enzon Pharmaceuticals Inc (a)	167		1
					Exelixis Inc (a)	7,324		35
					Halozyme Therapeutics Inc (a)	4,385		36
Airlines - 0.65%					Immunogen Inc (a)	2,321		30
Alaska Air Group Inc (a)	278		9
					Immunomedics Inc (a)	5,098		18
Allegiant Travel Co (a)	735		43
					Incyte Corp Ltd (a)	65,287		1,481
Spirit Airlines Inc (a)	50,184		1,206
					Ligand Pharmaceuticals Inc (a)	1,448		20
			$1,258		Medicines Co/The (a)	1,512		33
Apparel - 1.53%					Momenta Pharmaceuticals Inc (a)	2,275		36
Carter's Inc (a)	2,093		114		Novavax Inc (a)	5,527		8
Crocs Inc (a)	122,903		2,483		NPS Pharmaceuticals Inc (a)	140,840		1,008
Maidenform Brands Inc (a)	1,010		23		Nymox Pharmaceutical Corp (a)	1,143		9
Oxford Industries Inc	632		30		OncoGenex Pharmaceutical Inc (a)	1,126		15
Steven Madden Ltd (a)	1,879		81		Oncothyreon Inc (a)	2,300		10
True Religion Apparel Inc	1,280		35		PDL BioPharma Inc	5,495		35
Warnaco Group Inc/The (a)	1,692		90		Peregrine Pharmaceuticals Inc (a)	5,887		3
Wolverine World Wide Inc	2,465		103		Seattle Genetics Inc (a)	4,162		82
			$2,959		Sequenom Inc (a)	185,242		948
					Spectrum Pharmaceuticals Inc (a)	2,798		30
Automobile Manufacturers - 0.01%					Trius Therapeutics Inc (a)	566		3
Wabash National Corp (a)	2,874		24		Verastem Inc (a)	42,972		446
								$4,687

Automobile Parts & Equipment - 0.82%					Building Materials - 0.09%
Commercial Vehicle Group Inc (a)	2,230		24
					Apogee Enterprises Inc	4,386		67
Cooper Tire & Rubber Co	3,085		46		Eagle Materials Inc	1,824		64
Dana Holding Corp	6,838		100		Interline Brands Inc (a)	213		5
Dorman Products Inc (a)	526		25
					USG Corp (a)	2,509		45
Douglas Dynamics Inc	750		11					$181
Meritor Inc (a)	2,760		18
Tenneco Inc (a)	42,433		1,308		Chemicals - 0.85%
Titan International Inc	2,084		60		A Schulman Inc	117		3
			$1,592		American Vanguard Corp	264		7
					Balchem Corp	1,461		42
Banks - 3.39%					Chemtura Corp (a)	2,995		51
Arrow Financial Corp	62		1		Codexis Inc (a)	1,826		7
Bank of the Ozarks Inc	45,298		1,400		Hawkins Inc	636		22
Bridge Bancorp Inc	160		3		HB Fuller Co	262		9
Bryn Mawr Bank Corp	203		4		Innophos Holdings Inc	1,098		54
Cass Information Systems Inc	708		29		Innospec Inc (a)	1,071		32
Enterprise Financial Services Corp	167		2		KMG Chemicals Inc	462		8
First Financial Bankshares Inc	789		27		Kraton Performance Polymers Inc (a)	43,005		1,118
Signature Bank/New York NY (a)	31,906		2,096
SVB Financial Group (a)	9,530		611		NewMarket Corp	455		102
					Olin Corp	2,065		43
SY Bancorp Inc	137		3		Omnova Solutions Inc (a)	3,504		27
Texas Capital Bancshares Inc (a)	35,473		1,338
					PolyOne Corp	3,429		48
TrustCo Bank Corp NY	283		1		Quaker Chemical Corp	749		32
Walker & Dunlop Inc (a)	79,197		1,034
					TPC Group Inc (a)	663		28
Westamerica Bancorporation	732		34		Zep Inc	1,699		24
			$6,583					$1,657

Beverages - 0.06%					Coal - 0.03%
Boston Beer Co Inc/The (a)	422		44
					Cloud Peak Energy Inc (a)	920		14
Coca-Cola Bottling Co Consolidated	336		22		Hallador Energy Co	265		2
Craft Brew Alliance Inc (a)	268		2
					Patriot Coal Corp (a)	4,250		25
					SunCoke Energy Inc (a)	1,454		22

See accompanying notes

Schedule of Investments
SmallCap Growth Fund II
April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Coal (continued)					Commercial Services (continued)
Westmoreland Coal Co (a)	207		$2		Valassis Communications Inc (a)	2,225		$45
			$65		Viad Corp	198		4
					Wright Express Corp (a)	1,892		121
Commercial Services - 2.59%								$5,027
ABM Industries Inc	1,086		25
Acacia Research Corp (a)	1,838		75		Computers - 2.26%
Accretive Health Inc (a)	1,973		20		3D Systems Corp (a)	44,334		1,307
Advisory Board Co/The (a)	720		66		CACI International Inc (a)	158		10
American Public Education Inc (a)	861		30		Computer Task Group Inc (a)	819		12
American Reprographics Co (a)	412		2		Digimarc Corp	480		13
AMN Healthcare Services Inc (a)	1,333		9		Dot Hill Systems Corp (a)	883		1
Arbitron Inc	1,307		50		Electronics for Imaging Inc (a)	240		4
AVEO Pharmaceuticals Inc (a)	2,397		28		Fortinet Inc (a)	90,640		2,367
Avis Budget Group Inc (a)	4,428		58		iGate Corp (a)	1,490		29
Bridgepoint Education Inc (a)	1,371		30		Immersion Corp (a)	2,021		11
Brink's Co/The	2,013		51		j2 Global Inc	2,254		58
Capella Education Co (a)	697		23		Jack Henry & Associates Inc	4,205		143
Cardtronics Inc (a)	2,109		56		LivePerson Inc (a)	2,573		41
CDI Corp	135		2		Manhattan Associates Inc (a)	1,002		50
Cenveo Inc (a)	2,264		7		Maxwell Technologies Inc (a)	1,166		11
Chemed Corp	981		59		Mentor Graphics Corp (a)	2,081		30
Consolidated Graphics Inc (a)	626		25		MTS Systems Corp	808		39
Corporate Executive Board Co	1,699		70		Netscout Systems Inc (a)	1,873		39
Corvel Corp (a)	455		20		STEC Inc (a)	2,855		24
CoStar Group Inc (a)	1,091		80		Stratasys Inc (a)	910		47
CRA International Inc (a)	146		3		Super Micro Computer Inc (a)	1,420		25
Deluxe Corp	2,565		61		Sykes Enterprises Inc (a)	344		5
DFC Global Corp (a)	2,175		38		Synaptics Inc (a)	1,623		50
Dollar Thrifty Automotive Group Inc (a)	1,433		116		Syntel Inc	771		46
Electro Rent Corp	568		9		Unisys Corp (a)	1,315		25
ExlService Holdings Inc (a)	1,320		37					$4,387
Forrester Research Inc	1,139		40
Grand Canyon Education Inc (a)	1,399		24		Consumer Products - 0.04%
					AT Cross Co (a)	678		8
Hackett Group Inc/The (a)	1,389		8
					Spectrum Brands Holdings Inc (a)	1,009		35
Healthcare Services Group Inc	2,800		59
Heartland Payment Systems Inc	1,932		59		WD-40 Co	822		37
Heidrick & Struggles International Inc	115		2					$80
HMS Holdings Corp (a)	4,183		101		Cosmetics & Personal Care - 0.03%
Huron Consulting Group Inc (a)	1,039		37		Elizabeth Arden Inc (a)	1,025		40
ICF International Inc (a)	511		13		Inter Parfums Inc	1,183		19
Insperity Inc	1,091		30					$59
Intersections Inc	679		8
K12 Inc (a)	1,095		28		Distribution & Wholesale - 4.49%
Kenexa Corp (a)	23,565		770		Beacon Roofing Supply Inc (a)	2,291		61
Korn/Ferry International (a)	201		3		Brightpoint Inc (a)	2,182		13
Landauer Inc	448		24		Core-Mark Holding Co Inc	113		4
Matthews International Corp	871		26		Houston Wire & Cable Co	1,364		17
MAXIMUS Inc	1,700		75		MWI Veterinary Supply Inc (a)	53,225		5,024
Medifast Inc (a)	1,057		20		Owens & Minor Inc	2,559		75
MoneyGram International Inc (a)	710		12		Pool Corp	2,393		88
Monro Muffler Brake Inc	1,513		62		ScanSource Inc (a)	301		10
Multi-Color Corp	60		1		Titan Machinery Inc (a)	380		14
National American University Holdings Inc	613		3		United Stationers Inc	1,368		39
National Research Corp	129		6		Watsco Inc	1,212		87
On Assignment Inc (a)	295		6		WESCO International Inc (a)	49,370		3,278
PAREXEL International Corp (a)	2,628		71					$8,710
Providence Service Corp/The (a)	192		3
					Diversified Financial Services - 0.46%
Quad/Graphics Inc	156		2		Aircastle Ltd	428		5
Rollins Inc	3,166		67		Apollo Residential Mortgage Inc	473		9
RPX Corp (a)	711		12
Sotheby's	3,355		132		BGC Partners Inc	3,262		23

Standard Parking Corp (a)	1,214		23		Cohen & Steers Inc	744		26
					Credit Acceptance Corp (a)	333		31
Steiner Leisure Ltd (a)	745		35
					Diamond Hill Investment Group Inc	196		15

StrayerEducation Inc	607		60		Duff & Phelps Corp	2,323		37
Team Health Holdings Inc (a)	1,314		28		Encore Capital Group Inc (a)	1,193		28
Team Inc (a)	923		27
TeleTech Holdings Inc (a)	1,940		29		Epoch Holding Corp	1,134		31
TMS International Corp (a)	404		5		Evercore Partners Inc - Class A	906		24
					Financial Engines Inc (a)	15,877		363
TNS Inc (a)	1,240		25
TrueBlue Inc (a)	2,040		35		GAMCO Investors Inc	312		14
					Higher One Holdings Inc (a)	2,371		37
United Rentals Inc (a)	39,341		1,836

See accompanying notes

Schedule of Investments
SmallCap Growth Fund II
April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Diversified Financial Services (continued)					Engineering & Construction (continued)
MarketAxess Holdings Inc	1,436		$49		MasTec Inc (a)	2,848		$50
Netspend Holdings Inc (a)	1,966		15		MYR Group Inc (a)	1,464		24
Portfolio Recovery Associates Inc (a)	846		58					$117
Pzena Investment Management Inc	665		4
Stifel Financial Corp (a)	922		34		Entertainment - 1.84%
					Carmike Cinemas Inc (a)	50,048		667
Virtus Investment Partners Inc (a)	311		26
Westwood Holdings Group Inc	456		17		Churchill Downs Inc	242		14
World Acceptance Corp (a)	752		50		Cinemark Holdings Inc	3,637		84
					Lions Gate Entertainment Corp (a)	1,900		23
			$896		National CineMedia Inc	2,715		39
Electric - 0.01%					Shuffle Master Inc (a)	147,904		2,614
Atlantic Power Corp	667		10		Six Flags Entertainment Corp	1,798		86
Genie Energy Ltd	936		8		Vail Resorts Inc	1,228		50
Otter Tail Corp	153		3					$3,577

			$21		Environmental Control - 0.20%
Electrical Components & Equipment - 0.21%					Calgon Carbon Corp (a)	2,277		31
Acuity Brands Inc	2,145		119		Clean Harbors Inc (a)	2,013		137
Belden Inc	2,028		70		Darling International Inc (a)	6,039		99
Coleman Cable Inc	579		5		Fuel Tech Inc (a)	1,273		6
EnerSys (a)	771		27		Metalico Inc (a)	1,700		5
Generac Holdings Inc (a)	674		16		Mine Safety Appliances Co	1,171		50
Graham Corp	762		17		Tetra Tech Inc (a)	927		25
Littelfuse Inc	956		60		TRC Cos Inc (a)	1,355		9
Power-One Inc (a)	4,727		20		US Ecology Inc	1,276		28
Universal Display Corp (a)	1,658		75					$390

			$409		Food - 0.56%
Electronics - 3.87%					Arden Group Inc	48		4
American Science & Engineering Inc	446		29		B&G Foods Inc	1,415		31
Analogic Corp	442		30		Cal-Maine Foods Inc	61		2
Badger Meter Inc	971		36		Chefs' Warehouse Inc/The (a)	23,490		568
Brady Corp	295		9		Diamond Foods Inc	1,136		24
Coherent Inc (a)	831		44		Fresh Market Inc/The (a)	1,212		62
Cymer Inc (a)	580		30		Hain Celestial Group Inc (a)	681		32
Daktronics Inc	509		4		Harris Teeter Supermarkets Inc	1,368		52
DDi Corp	387		5		J&J Snack Foods Corp	736		41
Electro Scientific Industries Inc	195		3		Lancaster Colony Corp	805		52
ESCO Technologies Inc	531		18		Lifeway Foods Inc	313		3
FARO Technologies Inc (a)	79,289		4,439		Smart Balance Inc (a)	2,079		12
FEI Co (a)	1,801		90		Tootsie Roll Industries Inc	1,155		28
II-VI Inc (a)	61,232		1,249		TreeHouse Foods Inc (a)	1,071		62
InvenSense Inc (a)	345		6		United Natural Foods Inc (a)	2,086		103
Kemet Corp (a)	154		1					$1,076
LeCroy Corp (a)	1,201		12
Measurement Specialties Inc (a)	645		23		Forest Products & Paper - 0.03%
Multi-Fineline Electronix Inc (a)	112		3		Deltic Timber Corp	465		28
Newport Corp (a)	869		15		Neenah Paper Inc	587		17
					Xerium Technologies Inc (a)	843		4
NVE Corp (a)	369		19
OSI Systems Inc (a)	760		51					$49
Plexus Corp (a)	1,624		53		Gas - 0.01%
Rofin-Sinar Technologies Inc (a)	989		25		South Jersey Industries Inc	395		19
Rogers Corp (a)	404		15
TTM Technologies Inc (a)	911		9
Viasystems Group Inc (a)	18		—		Hand & Machine Tools - 0.03%
Watts Water Technologies Inc	205		8		Franklin Electric Co Inc	1,083		54
Woodward Inc	3,030		126
Zagg Inc (a)	88,252		1,150		Healthcare - Products - 2.38%
Zygo Corp (a)	179		4		Abaxis Inc (a)	1,110		40
			$7,506		ABIOMED Inc (a)	1,523		37
					Accuray Inc (a)	103,700		798
Energy - Alternate Sources - 0.69%					Align Technology Inc (a)	24,532		778
Clean Energy Fuels Corp (a)	35,058		675
					ArthroCare Corp (a)	1,347		34
FutureFuel Corp	497		5		AtriCure Inc (a)	1,029		8
Gevo Inc (a)	66,802		647
Renewable Energy Group Inc (a)	313		3		Atrion Corp	117		27
					Bacterin International Holdings Inc (a)	1,842		4
			$1,330		Biolase Technology Inc (a)	485		1
Engineering & Construction - 0.06%					Cepheid Inc (a)	11,215		430
Argan Inc	74		1		Columbia Laboratories Inc (a)	4,535		3
Dycom Industries Inc (a)	454		11		Conceptus Inc (a)	2,395		45
Exponent Inc (a)	656		31		CryoLife Inc (a)	270		1

See accompanying notes

Schedule of Investments
SmallCap Growth Fund II
April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Healthcare - Products (continued)					Home Furnishings - 1.18%
Cyberonics Inc (a)	1,398		$54		DTS Inc/CA (a)	874		$27
DexCom Inc (a)	3,285		32		Ethan Allen Interiors Inc	627		15
Endologix Inc (a)	2,111		32		Select Comfort Corp (a)	44,187		1,276
Exactech Inc (a)	445		7		Skullcandy Inc (a)	55,799		899
Genomic Health Inc (a)	888		25		TiVo Inc (a)	5,841		63
Greatbatch Inc (a)	50,380		1,173					$2,280
Haemonetics Corp (a)	1,266		91
Hanger Orthopedic Group Inc (a)	1,359		32		Housewares - 0.01%
					Libbey Inc (a)	1,454		21
HeartWare International Inc (a)	588		46
ICU Medical Inc (a)	205		11
Insulet Corp (a)	1,938		35		Insurance - 0.01%
Integra LifeSciences Holdings Corp (a)	994		37		Amtrust Financial Services Inc	223		6
Invacare Corp	106		2		Crawford & Co	1,908		9
IRIS International Inc (a)	932		12					$15
Kensey Nash Corp	630		18
Luminex Corp (a)	1,865		47		Internet - 4.61%
MAKO Surgical Corp (a)	1,378		57		AboveNet Inc (a)	1,112		92
Masimo Corp (a)	2,590		57		Ancestry.com Inc (a)	1,547		41
Medical Action Industries Inc (a)	524		3		Bazaarvoice Inc (a)	30,431		603
Medtox Scientific Inc (a)	554		12		Blue Nile Inc (a)	922		28
Merge Healthcare Inc (a)	4,321		19		Boingo Wireless Inc (a)	312		3
					Brightcove Inc (a)	24,267		455
Merit Meridian Medical Bioscience Systems Inc Inc (a)	2,065 2,023		27 42		BroadSoft Inc (a)	1,130		48
Natus Medical Inc (a)	1,105		13		Cogent Communications Group Inc (a)	2,151		40
NuVasive Inc (a)	1,823		30		comScore Inc (a)	1,343		27
NxStage Medical Inc (a)	2,185		37		Constant Contact Inc (a)	1,442		35
OraSure Technologies Inc (a)	2,006		23		DealerTrack Holdings Inc (a)	1,727		51
Orthofix International NV (a)	889		37		Dice Holdings Inc (a)	3,755		40
PSS World Medical Inc (a)	2,531		61		eResearchTechnology Inc (a)	1,857		15
Quidel Corp (a)	1,396		23		ExactTarget Inc (a)	25,297		683
Rockwell Medical Technologies Inc (a)	1,226		11		Global Sources Ltd (a)	795		5
Spectranetics Corp (a)	2,467		26		HealthStream Inc (a)	1,347		31
STAAR Surgical Co (a)	2,308		25		InfoSpace Inc (a)	327		4
STERIS Corp	2,887		91		Keynote Systems Inc	1,022		19
Symmetry Medical Inc (a)	669		5		Liquidity Services Inc (a)	941		50
Synergetics USA Inc (a)	1,630		11		LoopNet Inc (a)	1,392		27
Tornier NV (a)	816		19		NIC Inc	3,108		35
Uroplasty Inc (a)	1,322		4		Nutrisystem Inc	2,091		24
Vascular Solutions Inc (a)	1,263		14		OpenTable Inc (a)	1,150		51
Volcano Corp (a)	2,572		70		QuinStreet Inc (a)	242		3
					Rackspace Hosting Inc (a)	17,590		1,022
West Pharmaceutical Services Inc	874		39		Responsys Inc (a)	723		9
Young Innovations Inc	148		5		Saba Software Inc (a)	102,914		1,000
			$4,621
					Sapient Corp	5,353		64
Healthcare - Services - 1.19%					Shutterfly Inc (a)	1,242		39
Acadia Healthcare Co Inc (a)	67,039		1,070		Sourcefire Inc (a)	47,056		2,400
Air Methods Corp (a)	542		46		SPS Commerce Inc (a)	618		17
Alliance HealthCare Services Inc (a)	1,914		3		Stamps.com Inc (a)	934		27
Bio-Reference Labs Inc (a)	1,179		25		TIBCO Software Inc (a)	52,966		1,743
Centene Corp (a)	1,540		61		ValueClick Inc (a)	3,857		82
Emeritus Corp (a)	1,397		24		VirnetX Holding Corp (a)	1,708		42
Ensign Group Inc/The	1,252		34		Vocus Inc (a)	1,294		17
IPC The Hospitalist Co Inc (a)	21,233		816		Websense Inc (a)	1,847		38
Metropolitan Health Networks Inc (a)	3,111		23		XO Group Inc (a)	1,158		11
Molina Healthcare Inc (a)	824		21		Zix Corp (a)	4,871		14
RadNet Inc (a)	2,361		7					$8,935
Select Medical Holdings Corp (a)	737		6
Sunrise Senior Living Inc (a)	3,325		21		Iron & Steel - 0.61%
US Physical Therapy Inc	864		21		Carpenter Technology Corp	21,370		1,189
Vanguard Health Systems Inc (a)	791		7
WellCare Health Plans Inc (a)	2,099		128		Leisure Products & Services - 0.47%
			$2,313		Black Diamond Inc (a)	68,586		681
Holding Companies - Diversified - 0.01%					Brunswick Corp/DE	3,842		101
Primoris Services Corp	1,806		26		Interval Leisure Group Inc	1,998		34
					Life Time Fitness Inc (a)	1,903		89
					Town Sports International Holdings Inc (a)	638		8
Home Builders - 0.21%								$913
Hovnanian Enterprises Inc (a)	203,103		406
					Lodging - 0.01%
					Ameristar Casinos Inc	1,357		24

See accompanying notes

Schedule of Investments SmallCap Growth Fund II April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)		COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Machinery - Construction & Mining - 0.91%						Miscellaneous Manufacturing (continued)
Terex Corp (a)	78,120		$1,769			Koppers Holdings Inc	1,043		$41
						LSB Industries Inc (a)	928		32
						Myers Industries Inc	173		3
Machinery - Diversified - 3.70%						NL Industries Inc	462		7
Albany International Corp	361		9			Park-Ohio Holdings Corp (a)	574		12
Altra Holdings Inc (a)	1,340		24
						Raven Industries Inc	27,621		1,663
Applied Industrial Technologies Inc	2,114		83			Standex International Corp	166		7
Cascade Corp	32		1
Chart Industries Inc (a)	26,961		2,061			Sturm Ruger & Co Inc	937		53
						Trimas Corp (a)	1,258		28
Cognex Corp	1,706		69
Columbus McKinnon Corp/NY (a)	1,163		17						$2,379
DXP Enterprises Inc (a)	646		28			Office Furnishings - 0.09%
Flow International Corp (a)	3,100		13			Herman Miller Inc	2,858		56
Global Power Equipment Group Inc (a)	581		15			HNI Corp	1,922		46
Gorman-Rupp Co/The	1,179		34			Interface Inc	2,608		37
iRobot Corp (a)	1,146		27			Knoll Inc	2,383		35
Kadant Inc (a)	241		6						$174
Lindsay Corp	21,103		1,409
Middleby Corp (a)	21,337		2,165			Oil & Gas - 4.38%
Robbins & Myers Inc	23,254		1,133			Alon USA Energy Inc	633		6
Sauer-Danfoss Inc	563		24			Apco Oil and Gas International Inc	393		16
						Approach Resources Inc (a)	891		32
Tennant Co	942		42
Twin Disc Inc	630		14			Berry Petroleum Co	2,571		117
						Bill Barrett Corp (a)	262		6
			$7,174			Bonanza Creek Energy Inc (a)	492		11
Media - 0.41%						BPZ Resources Inc (a)	136,333		552
Belo Corp	2,005		14			Callon Petroleum Co (a)	3,004		17
Cumulus Media Inc (a)	580		2			Carrizo Oil & Gas Inc (a)	1,942		54
Demand Media Inc (a)	612		5			Cheniere Energy Inc (a)	77,972		1,428
Knology Inc (a)	1,461		28			Clayton Williams Energy Inc (a)	456		33
Sinclair Broadcast Group Inc	73,290		754			Contango Oil & Gas Co (a)	593		32
			$803			CVR Energy Inc	4,380		133
						Energy XXI Bermuda Ltd	3,758		142
Metal Fabrication & Hardware - 0.53%						GeoResources Inc (a)	573		22
Ampco-Pittsburgh Corp	57		1			Gulfport Energy Corp (a)	57,649		1,511
Furmanite Corp (a)	2,863		18
						Hercules Offshore Inc (a)	223,330		1,134
Haynes International Inc	476		30			Isramco Inc (a)	82		8
Mueller Industries Inc	380		17			Kodiak Oil & Gas Corp (a)	11,117		98
NN Inc (a)	1,284		10
						Magnum Hunter Resources Corp (a)	324,568		2,016
RBC Bearings Inc (a)	865		41
Rexnord Corp (a)	38,505		850			Magnum Hunter Resources Corp - Warrants	28,772		—
						(a),(b),(c)
Sun Hydraulics Corp	953		24			McMoRan Exploration Co (a)	4,797		42
Worthington Industries Inc	1,753		31			Northern Oil and Gas Inc (a)	3,151		61
			$1,022			Oasis Petroleum Inc (a)	2,907		96
Mining - 1.14%						Panhandle Oil and Gas Inc	537		15
Allied Nevada Gold Corp (a)	49,798		1,459			Petroquest Energy Inc (a)	919		6
AMCOL International Corp	1,051		35			Resolute Energy Corp (a)	2,255		24
Coeur d'Alene Mines Corp (a)	401		9			Rex Energy Corp (a)	55,796		586
Globe Specialty Metals Inc	2,718		36			Rosetta Resources Inc (a)	2,643		133
Gold Resource Corp	1,197		32			Stone Energy Corp (a)	2,444		69
Hecla Mining Co	12,048		51			Vaalco Energy Inc (a)	406		4
Materion Corp	123		3			Venoco Inc (a)	538		6
McEwen Mining Inc (a)	8,165		31			W&T Offshore Inc	1,697		34
Noranda Aluminum Holding Corp	1,666		18			Warren Resources Inc (a)	826		3
Revett Minerals Inc (a)	1,013		4			Western Refining Inc	2,471		47
Stillwater Mining Co (a)	4,974		53						$8,494
United States Lime & Minerals Inc (a)	36		2
US Silica Holdings Inc (a)	26,678		484			Oil & Gas Services - 1.31%
						Basic Energy Services Inc (a)	1,842		27
Vista Gold Corp (a)	828		2
						C&J Energy Services Inc (a)	459		9
			$2,219			Dawson Geophysical Co (a)	160		4
Miscellaneous Manufacturing - 1.23%						Dril-Quip Inc (a)	1,713		115
Actuant Corp	799		22			Flotek Industries Inc (a)	2,446		33
AZZ Inc	596		31			Forum Energy Technologies Inc (a)	27,238		630
Blount International Inc (a)	2,423		39			Global Geophysical Services Inc (a)	1,328		13
CLARCOR Inc	2,389		115			Gulf Island Fabrication Inc	152		4
Colfax Corp (a)	2,461		83			Hornbeck Offshore Services Inc (a)	23,500		978
Fabrinet (a)	1,505		25			ION Geophysical Corp (a)	6,556		41
GP Strategies Corp (a)	410		7			Key Energy Services Inc (a)	5,579		71
Hexcel Corp (a)	4,134		113			Lufkin Industries Inc	1,314		101
Hillenbrand Inc	3,114		65			Matrix Service Co (a)	285		4
John Bean Technologies Corp	2,059		33			Mitcham Industries Inc (a)	499		12
See accompanying notes					374

Schedule of Investments
SmallCap Growth Fund II
April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Oil & Gas Services (continued)					Pharmaceuticals (continued)
Newpark Resources Inc (a)	451		$3		Vanda Pharmaceuticals Inc (a)	2,041		$9
OYO Geospace Corp (a)	335		39		Vivus Inc (a)	33,641		815
Pioneer Drilling Co (a)	3,710		29		XenoPort Inc (a)	2,145		10
Targa Resources Corp	802		39		Zogenix Inc (a)	1,637		3
Tesco Corp (a)	23,350		381					$18,531
Tetra Technologies Inc (a)	628		5
			$2,538		Pipelines - 0.01%
					Crosstex Energy Inc	1,709		25
Packaging & Containers - 0.02%
AEP Industries Inc (a)	332		12
Graphic Packaging Holding Co (a)	6,029		32		Real Estate - 0.02%
					HFF Inc (a)	2,229		36
			$44

Pharmaceuticals - 9.55%					REITS - 1.00%
Achillion Pharmaceuticals Inc (a)	156,631		1,042
Acura Pharmaceuticals Inc (a)	788		3		Acadia Realty Trust	613		14
Akorn Inc (a)	184,833		2,242		Alexander's Inc	98		38
Alkermes PLC (a)	4,097		71		American Assets Trust Inc	1,500		35
Allos Therapeutics Inc (a)	4,692		9		American Campus Communities Inc	1,610		72
Amicus Therapeutics Inc (a)	1,222		6		Associated Estates Realty Corp	159		3
Anacor Pharmaceuticals Inc (a)	755		4		CBL & Associates Properties Inc	2,282		42
Array BioPharma Inc (a)	2,897		10		DuPont Fabros Technology Inc	967		26
Auxilium Pharmaceuticals Inc (a)	2,359		42		EastGroup Properties Inc	618		31
BioScrip Inc (a)	2,283		17		Equity Lifestyle Properties Inc	1,096		77
Biospecifics Technologies Corp (a)	365		5		Extra Space Storage Inc	1,822		55
Catalyst Health Solutions Inc (a)	27,815		2,402		Gladstone Commercial Corp	289		5
Corcept Therapeutics Inc (a)	3,180		12		Glimcher Realty Trust	5,957		59
Depomed Inc (a)	3,938		24		Highwoods Properties Inc	2,724		95
Durect Corp (a)	5,813		4		Home Properties Inc	2,369		145
Dusa Pharmaceuticals Inc (a)	142,648		836		Kilroy Realty Corp	1,659		79
Hi-Tech Pharmacal Co Inc (a)	235		8		LTC Properties Inc	378		13
Idenix Pharmaceuticals Inc (a)	35,863		314		Mid-America Apartment Communities Inc	2,005		136
Impax Laboratories Inc (a)	2,941		72		National Health Investors Inc	535		26
Infinity Pharmaceuticals Inc (a)	1,401		19		Newcastle Investment Corp	4,108		29
Ironwood Pharmaceuticals Inc (a)	2,657		35		Omega Healthcare Investors Inc	4,716		101
Isis Pharmaceuticals Inc (a)	4,198		34		Potlatch Corp	931		29
ISTA Pharmaceuticals Inc (a)	2,483		22		PS Business Parks Inc	284		19
Jazz Pharmaceuticals PLC (a)	35,529		1,813		Tanger Factory Outlet Centers	25,236		791
Keryx Biopharmaceuticals Inc (a)	5,350		8		Urstadt Biddle Properties Inc	196		4
KV Pharmaceutical Co (a)	2,641		3		Washington Real Estate Investment Trust	725		21
Lannett Co Inc (a)	388		1					$1,945
MAP Pharmaceuticals Inc (a)	1,612		21		Retail - 17.41%
Medicis Pharmaceutical Corp	2,509		96		Aeropostale Inc (a)	62,482		1,386
Medivation Inc (a)	31,995		2,588		AFC Enterprises Inc (a)	1,919		33
Nabi Biopharmaceuticals (a)	3,314		5		America's Car-Mart Inc/TX (a)	328		15
Nature's Sunshine Products Inc	818		13		ANN Inc (a)	2,585		72
Nektar Therapeutics (a)	3,105		24		Ascena Retail Group Inc (a)	6,240		128
Neogen Corp (a)	1,135		44		Biglari Holdings Inc (a)	8		3
Neurocrine Biosciences Inc (a)	3,173		24		BJ's Restaurants Inc (a)	40,436		1,747
Obagi Medical Products Inc (a)	1,371		18		Body Central Corp (a)	88,118		2,676
Omega Protein Corp (a)	130		1		Bravo Brio Restaurant Group Inc (a)	76,822		1,552
Onyx Pharmaceuticals Inc (a)	19,561		890		Buckle Inc/The	1,337		62
Opko Health Inc (a)	5,193		25		Buffalo Wild Wings Inc (a)	902		76
Optimer Pharmaceuticals Inc (a)	2,270		34		Caribou Coffee Co Inc (a)	440		7
Osiris Therapeutics Inc (a)	1,239		7		Casey's General Stores Inc	1,636		92
Par Pharmaceutical Cos Inc (a)	29,782		1,261		Cash America International Inc	752		35
Pernix Therapeutics Holdings (a)	226		2		Cato Corp/The	1,372		38
Pharmacyclics Inc (a)	2,265		62		CEC Entertainment Inc	956		36
POZEN Inc (a)	1,969		13		Cheesecake Factory Inc/The (a)	2,869		90
Progenics Pharmaceuticals Inc (a)	1,607		18		Coinstar Inc (a)	1,556		98
Questcor Pharmaceuticals Inc (a)	2,620		118		Cost Plus Inc (a)	105,913		2,051
Sagent Pharmaceuticals Inc (a)	63,915		1,150		Cracker Barrel Old Country Store Inc	1,076		62
Salix Pharmaceuticals Ltd (a)	42,003		2,075		Denny's Corp (a)	5,255		22
Santarus Inc (a)	4,130		26		DineEquity Inc (a)	767		37
Schiff Nutrition International Inc (a)	252		4		Domino's Pizza Inc	1,070		40
Sciclone Pharmaceuticals Inc (a)	2,572		15		Einstein Noah Restaurant Group Inc	347		5
SIGA Technologies Inc (a)	2,663		9		Express Inc (a)	2,744		65
Sucampo Pharmaceuticals Inc (a)	983		8		Ezcorp Inc (a)	2,350		63
Targacept Inc (a)	2,133		10		Finish Line Inc/The	66,607		1,483
Theravance Inc (a)	2,484		54		First Cash Financial Services Inc (a)	1,567		64
USANA Health Sciences Inc (a)	503		21		Francesca's Holdings Corp (a)	76,169		2,388

See accompanying notes

Schedule of Investments

SmallCap Growth Fund II

April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Retail (continued)					Semiconductors (continued)

Genesco Inc (a)	169		$13		Ultra Clean Holdings (a)	1,683		$12

GNC Holdings Inc	67,024		2,618		Ultratech Inc (a)	1,290		41

Hibbett Sports Inc (a)	56,145		3,353		Veeco Instruments Inc (a)	1,476		45

HSN Inc	1,985		77		Volterra Semiconductor Corp (a)	1,275		42

Jos A Bank Clothiers Inc (a)	1,371		65					$6,204

Krispy Kreme Doughnuts Inc (a)	4,533		33

Liz Claiborne Inc (a)	65,720		881		Software - 5.40%
					ACI Worldwide Inc (a)	1,676		67
Lumber Liquidators Holdings Inc (a)	975		28
					Actuate Corp (a)	2,540		18
Mattress Firm Holding Corp (a)	43,173		1,729
					Advent Software Inc (a)	1,644		44
Men's Wearhouse Inc	645		24

Nu Skin Enterprises Inc	2,828		151		American Software Inc/Georgia	1,713		14
					Aspen Technology Inc (a)	4,147		82
Pantry Inc/The (a)	131		2
					athenahealth Inc (a)	1,720		125
Papa John's International Inc (a)	951		38
					AVG Technologies NV (a)	455		6
PF Chang's China Bistro Inc	840		33

Pier 1 Imports Inc	1,482		25		Blackbaud Inc	2,181		68
					Bottomline Technologies Inc (a)	1,759		41

Pricesmart Inc	766		63		CommVault Systems Inc (a)	2,158		112
Red Robin Gourmet Burgers Inc (a)	24,788		884

Roundy's Inc	555		7		Computer Programs & Systems Inc	526		31
					Concur Technologies Inc (a)	1,926		109
rue21 inc (a)	1,160		35
					Convio Inc (a)	937		15
Rush Enterprises Inc - Class A (a)	43,919		794
					CSG Systems International Inc (a)	1,228		18
Ruth's Hospitality Group Inc (a)	436		3
					Deltek Inc (a)	1,651		17
Sonic Corp (a)	4,786		35
					Digi International Inc (a)	281		3
Systemax Inc (a)	42		1
					Dynavox Inc (a)	504		1
Teavana Holdings Inc (a)	35,686		745

Texas Roadhouse Inc	95,264		1,643		Ebix Inc	1,518		31
					EPAM Systems Inc (a)	208		4
Ulta Salon Cosmetics & Fragrance Inc	34,565		3,048

Vera Bradley Inc (a)	983		26		EPIQ Systems Inc	150		2
					Epocrates Inc (a)	428		3
Vitamin Shoppe Inc (a)	44,517		2,095

Wet Seal Inc/The (a)	229,550		755		Fair Isaac Corp	1,014		43
					Greenway Medical Technologies (a)	378		6

Winmark Corp	167		10		Guidance Software Inc (a)	1,001		9

World Fuel Services Corp	2,007		88		Guidewire Software Inc (a)	503		14
Zumiez Inc (a)	1,014		37
					Infoblox Inc (a)	17,085		349

			$33,765		InnerWorkings Inc (a)	1,902		22

Savings & Loans - 0.01%					JDA Software Group Inc (a)	560		16

Investors Bancorp Inc (a)	498		8		Jive Software Inc (a)	18,079		430

Westfield Financial Inc	566		4		MedAssets Inc (a)	1,960		25

			$12		Medidata Solutions Inc (a)	1,031		27

					MicroStrategy Inc (a)	337		47

Semiconductors - 3.20%					MModal Inc (a)	2,593		33
Aeroflex Holding Corp (a)	1,537		17
					Monotype Imaging Holdings Inc (a)	1,747		25
Amtech Systems Inc (a)	657		5
					NetSuite Inc (a)	1,393		62
ATMI Inc (a)	147		3
					Omnicell Inc (a)	1,182		17
AXT Inc (a)	1,050		5
					Opnet Technologies Inc	1,114		26

Cabot Microelectronics Corp	412		14		Parametric Technology Corp (a)	5,837		126
Cavium Inc (a)	28,786		842
					PDF Solutions Inc (a)	1,691		15
Ceva Inc (a)	1,155		25

Cirrus Logic Inc (a)	2,859		78		Pegasystems Inc	716		27
					Progress Software Corp (a)	1,805		42
Diodes Inc (a)	1,524		34
					PROS Holdings Inc (a)	1,590		31
eMagin Corp (a)	1,443		4
					QLIK Technologies Inc (a)	68,734		1,981
Entegris Inc (a)	3,231		29

Entropic Communications Inc (a)	6,636		28		Quality Systems Inc	31,701		1,185
					RealPage Inc (a)	1,484		27
GT Advanced Technologies Inc (a)	6,356		41
					SciQuest Inc (a)	943		14
Hittite Microwave Corp (a)	1,579		85
					SolarWinds Inc (a)	2,793		131
Inphi Corp (a)	56,605		575
					Synchronoss Technologies Inc (a)	51,374		1,607
Integrated Device Technology Inc (a)	152,664		1,033
					Take-Two Interactive Software Inc (a)	3,100		44
IXYS Corp (a)	1,214		15
					Tangoe Inc (a)	582		12
Kopin Corp (a)	1,914		7
					Tyler Technologies Inc (a)	1,448		58
Lattice Semiconductor Corp (a)	2,661		15
					Ultimate Software Group Inc (a)	41,235		3,182
LTX-Credence Corp (a)	1,956		13
					Verint Systems Inc (a)	913		28

Micrel Inc	2,506		27					$10,472
Microsemi Corp (a)	60,667		1,306

Monolithic Power Systems Inc (a)	61,732		1,279		Storage & Warehousing - 0.01%

Nanometrics Inc (a)	21,463		333		Wesco Aircraft Holdings Inc (a)	592		9

OmniVision Technologies Inc (a)	1,774		33

Pericom Semiconductor Corp (a)	212		2
					Telecommunications - 4.54%

Power Integrations Inc	1,418		54		8x8 Inc (a)	4,598		19
Rambus Inc (a)	4,957		25
					Acme Packet Inc (a)	17,988		505
Rubicon Technology Inc (a)	1,297		12

Semtech Corp (a)	3,295		90		ADTRAN Inc	3,266		100

TriQuint Semiconductor Inc (a)	7,081		35		Alaska Communications Systems Group Inc	673		2
					Anaren Inc (a)	161		3

See accompanying notes

Schedule of Investments
SmallCap Growth Fund II
April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	REPURCHASE AGREEMENTS	Maturity

Telecommunications (continued)					(continued)	Amount (000's)	Value (000's)
Anixter International Inc (a)	751		$52		Banks (continued)
Aruba Networks Inc (a)	92,989		1,964		Investment in Joint Trading Account; JP	$1,525	$1,525
Atlantic Tele-Network Inc	160		5		Morgan Repurchase Agreement; 0.18%
Cincinnati Bell Inc (a)	4,414		17		dated 04/30/12 maturing 05/01/12
Consolidated Communications Holdings Inc	1,618		31		(collateralized by US Government
Extreme Networks (a)	1,864		7		Securities; $1,555,498; 0.00% - 8.38%;
Finisar Corp (a)	62,804		1,038		dated 02/08/13 - 04/23/32)
General Communication Inc (a)	3,090		24		Investment in Joint Trading Account; Merrill	2,176	2,176
GeoEye Inc (a)	96		2		Lynch Repurchase Agreement; 0.17%
Globecomm Systems Inc (a)	1,164		17		dated 04/30/12 maturing 05/01/12
Harmonic Inc (a)	1,876		9		(collateralized by US Government Security;
HickoryTech Corp	979		10		$2,219,871; 1.50%; dated 07/31/16)
InterDigital Inc/PA	2,285		63				$9,852
IPG Photonics Corp (a)	47,792		2,313		TOTAL REPURCHASE AGREEMENTS		$9,852
Iridium Communications Inc (a)	376		3		Total Investments		$194,842
Ixia (a)	84,944		1,071		Liabilities in Excess of Other Assets, Net - (0.45)%		$(868)
LogMeIn Inc (a)	992		36		TOTAL NET ASSETS - 100.00%		$193,974
Lumos Networks Corp	1,118		10
Neonode Inc (a)	128,250		655
Netgear Inc (a)	1,847		71		(a) Non-Income Producing Security
NTELOS Holdings Corp	1,108		22		(b) Security is Illiquid
Oplink Communications Inc (a)	580		9		(c)	Market value is determined in accordance with procedures established in
Plantronics Inc	873		33			good faith by the Board of Directors. At the end of the period, the value of
RF Micro Devices Inc (a)	2,127		9			these securities totaled $0 or 0.00% of net assets.
RigNet Inc (a)	428		7
Shenandoah Telecommunications Co	1,742		19
ShoreTel Inc (a)	129,489		620
TeleNav Inc (a)	1,134		8		Unrealized Appreciation (Depreciation)
Ubiquiti Networks Inc (a)	155		5		The net federal income tax unrealized appreciation (depreciation) and federal tax
ViaSat Inc (a)	583		28		cost of investments held as of the period end were as follows:
Vonage Holdings Corp (a)	4,536		9
					Unrealized Appreciation		$48,274
			$8,796		Unrealized Depreciation		(6,095)
Transportation - 0.87%					Net Unrealized Appreciation (Depreciation)		$42,179
Echo Global Logistics Inc (a)	832		14		Cost for federal income tax purposes		$152,663
Forward Air Corp	1,463		49
Genesee & Wyoming Inc (a)	1,708		92		All dollar amounts are shown in thousands (000's)
Golar LNG Ltd	1,989		73
Gulfmark Offshore Inc (a)	307		15			Portfolio Summary (unaudited)
Heartland Express Inc	2,484		34		Sector		Percent
HUB Group Inc (a)	1,790		63		Consumer, Cyclical		28 .73%
Knight Transportation Inc	2,631		43		Consumer, Non-cyclical		18 .83%
Marten Transport Ltd	178		4		Industrial		13 .42%
Old Dominion Freight Line Inc (a)	2,338		104		Technology		10 .86%
Pacer International Inc (a)	267		2		Financial		9.97%
Quality Distribution Inc (a)	344		4		Communications		9.56%
Roadrunner Transportation Systems Inc (a)	67,124		1,165		Energy		6.42%
Swift Transportation Co (a)	1,706		18		Basic Materials		2.63%
			$1,680		Utilities		0.02%
					Diversified		0.01%
Trucking & Leasing - 0.02%					Liabilities in Excess of Other Assets, Net		(0.45)%
TAL International Group Inc	1,089		45		TOTAL NET ASSETS		100.00%

TOTAL COMMON STOCKS			$184,990
	Maturity
REPURCHASE AGREEMENTS - 5.08%	Amount (000's)	Value	(000	's)

Banks - 5.08%
Investment in Joint Trading Account; Credit	$2,084		$2,084
Suisse Repurchase Agreement; 0.16%
dated 04/30/12 maturing 05/01/12
(collateralized by US Government
Securities; $2,125,846; 0.00% - 11.25%;
dated 02/15/15 - 08/15/39)
Investment in Joint Trading Account; Deutsche	4,067		4,067
Bank Repurchase Agreement; 0.20% dated
04/30/12 maturing 05/01/12 (collateralized
by US Government Securities; $4,147,992;
0.00% - 8.20%; dated 05/01/12 - 07/15/37)

See accompanying notes

		Schedule of Investments
SmallCap Growth Fund II
April 30, 2012 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; June 2012	Long	121	$9,913	$9,860	$(53)
Total					$(53)
All dollar amounts are shown in thousands (000's)

See accompanying notes

     Schedule of Investments SmallCap S&P 600 Index Fund April 30, 2012 (unaudited)

COMMON STOCKS - 97.83%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.07%					Banks (continued)
Harte-Hanks Inc	45,254		$380		Susquehanna Bancshares Inc	192,376		$1,995
					Texas Capital Bancshares Inc (a)	38,871		1,466
					Tompkins Financial Corp	9,164		347
Aerospace & Defense - 1.98%					TrustCo Bank Corp NY	96,263		526
AAR Corp	41,452		640
Aerovironment Inc (a)	18,764		456		UMB Financial Corp	33,381		1,604
Cubic Corp	16,232		750		Umpqua Holdings Corp	115,134		1,524
					United Bankshares Inc/WV	46,503		1,229
Curtiss-Wright Corp	48,045		1,696		United Community Banks Inc/GA (a)	19,556		184
GenCorp Inc (a)	60,506		416
					Wilshire Bancorp Inc (a)	61,623		330
Kaman Corp	26,998		928
Moog Inc (a)	46,532		1,967		Wintrust Financial Corp	37,346		1,349
National Presto Industries Inc	4,951		365					$31,525
Orbital Sciences Corp (a)	60,655		762		Beverages - 0.37%
Teledyne Technologies Inc (a)	37,771		2,441		Boston Beer Co Inc/The (a)	8,743		903
			$10,421		Peet's Coffee & Tea Inc (a)	13,517		1,039
Agriculture - 0.24%								$1,942
Alliance One International Inc (a)	89,908		318		Biotechnology - 1.21%
Andersons Inc/The	18,905		953		Arqule Inc (a)	62,865		443
			$1,271		Cambrex Corp (a)	30,435		197
					Cubist Pharmaceuticals Inc (a)	64,775		2,739
Airlines - 0.26%					Emergent Biosolutions Inc (a)	25,527		359
Allegiant Travel Co (a)	15,511		911
					Enzo Biochem Inc (a)	34,555		95
SkyWest Inc	52,454		472		Medicines Co/The (a)	55,917		1,235
			$1,383		Momenta Pharmaceuticals Inc (a)	45,429		721
Apparel - 1.96%					Spectrum Pharmaceuticals Inc (a)	51,930		552
Crocs Inc (a)	92,445		1,867					$6,341
Iconix Brand Group Inc (a)	74,623		1,145
K-Swiss Inc (a)	28,208		104		Building Materials - 1.63%
Maidenform Brands Inc (a)	24,181		552		AAON Inc	19,270		393
Oxford Industries Inc	14,261		684		Apogee Enterprises Inc	28,838		443
Perry Ellis International Inc (a)	12,485		234		Comfort Systems USA Inc	38,504		407
					Drew Industries Inc (a)	19,517		581
Quiksilver Inc (a)	125,995		436
Skechers U.S.A. Inc (a)	38,070		711		Eagle Materials Inc	46,248		1,629
					Gibraltar Industries Inc (a)	31,297		423
Steven Madden Ltd (a)	40,303		1,741
					Griffon Corp	47,635		472
True Religion Apparel Inc	26,221		712		Headwaters Inc (a)	62,795		272
Wolverine World Wide Inc	50,075		2,101		NCI Building Systems Inc (a)	20,994		252
			$10,287		Quanex Building Products Corp	37,611		693
Automobile Parts & Equipment - 0.17%					Simpson Manufacturing Co Inc	41,754		1,296
Spartan Motors Inc	34,571		150		Texas Industries Inc	28,716		965
Standard Motor Products Inc	20,030		302		Universal Forest Products Inc	20,123		753
Superior Industries International Inc	24,325		416					$8,579
			$868		Chemicals - 1.89%
Banks - 6.00%					A Schulman Inc	30,258		745
Bank of the Ozarks Inc	29,514		912		American Vanguard Corp	23,927		598
BBCN Bancorp Inc (a)	80,246		881		Balchem Corp	30,057		869
Boston Private Financial Holdings Inc	80,287		748		Hawkins Inc	9,228		320
City Holding Co	15,241		508		HB Fuller Co	50,605		1,665
Columbia Banking System Inc	40,670		833		Innophos Holdings Inc	22,244		1,094
Community Bank System Inc	40,333		1,134		Kraton Performance Polymers Inc (a)	33,035		859
CVB Financial Corp	90,311		1,045		OM Group Inc (a)	33,266		802
First BanCorp/Puerto Rico (a)	21,126		90		PolyOne Corp	91,520		1,268
First Commonwealth Financial Corp	108,064		695		Quaker Chemical Corp	13,295		577
First Financial Bancorp	59,965		1,008		Stepan Co	8,557		778
First Financial Bankshares Inc	32,380		1,096		Zep Inc	22,589		322
First Midwest Bancorp Inc/IL	76,861		819					$9,897
FNB Corp/PA	143,348		1,627
Glacier Bancorp Inc	74,001		1,103		Cloud Coal - Peak 0.39% Energy Inc (a)	62,690		965
Hanmi Financial Corp (a)	32,402		338
					SunCoke Energy Inc (a)	72,117		1,097
Home BancShares Inc/AR	22,950		669
Independent Bank Corp/Rockland MA	22,107		620					$2,062
National Penn Bancshares Inc	126,890		1,170		Commercial Services - 4.61%
NBT Bancorp Inc	34,208		703		ABM Industries Inc	49,761		1,158
Old National Bancorp/IN	97,401		1,249		American Public Education Inc (a)	18,384		638
PacWest Bancorp	34,506		822		AMN Healthcare Services Inc (a)	41,627		279
Pinnacle Financial Partners Inc (a)	35,611		652		Arbitron Inc	28,103		1,069
PrivateBancorp Inc	61,849		973		Capella Education Co (a)	14,104		461
S&T Bancorp Inc	28,949		542		Cardtronics Inc (a)	45,330		1,195
Simmons First National Corp	17,713		431		Career Education Corp (a)	54,907		392
Sterling Bancorp/NY	31,822		303		CDI Corp	13,225		235

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)		COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Commercial Services (continued)						Diversified Financial Services (continued)
Chemed Corp	19,705		$1,189			Encore Capital Group Inc (a)	22,458		$532
Consolidated Graphics Inc (a)	9,060		362			Financial Engines Inc (a)	40,712		930
Corinthian Colleges Inc (a)	87,356		336			Higher One Holdings Inc (a)	32,030		505
Corvel Corp (a)	6,540		284			Interactive Brokers Group Inc - A Shares	39,864		605
Cross Country Healthcare Inc (a)	32,145		148			Investment Technology Group Inc (a)	40,241		411
Forrester Research Inc	15,165		538			National Financial Partners Corp (a)	41,460		612
Geo Group Inc/The (a)	62,948		1,304			Piper Jaffray Cos (a)	16,207		393
Healthcare Services Group Inc	68,812		1,460			Portfolio Recovery Associates Inc (a)	17,644		1,214
Heartland Payment Systems Inc	40,031		1,220			Stifel Financial Corp (a)	55,280		2,013
Heidrick & Struggles International Inc	18,365		358			SWS Group Inc	30,197		170
Insperity Inc	23,043		628			Virtus Investment Partners Inc (a)	7,925		669
Kelly Services Inc	29,248		409			World Acceptance Corp (a)	15,250		1,014
Landauer Inc	9,713		512						$9,336
Lincoln Educational Services Corp	23,281		171
Live Nation Entertainment Inc (a)	149,791		1,357			Electric - 1.96%
MAXIMUS Inc	34,719		1,536			Allete Inc	33,991		1,401
Medifast Inc (a)	14,149		272			Avista Corp	60,253		1,593
Monro Muffler Brake Inc	31,761		1,311			Central Vermont Public Service Corp	13,821		487
Navigant Consulting Inc (a)	53,538		745			CH Energy Group Inc	15,342		1,007
On Assignment Inc (a)	37,936		710			El Paso Electric Co	41,118		1,260
PAREXEL International Corp (a)	61,231		1,650			NorthWestern Corp	37,352		1,327
Resources Connection Inc	44,387		576			UIL Holdings Corp	52,011		1,787
TeleTech Holdings Inc (a)	26,216		397			UniSource Energy Corp	39,057		1,422
TrueBlue Inc (a)	39,789		687						$10,284
Universal Technical Institute Inc	22,125		266			Electrical Components & Equipment - 1.18%
Viad Corp	20,709		374			Advanced Energy Industries Inc (a)	41,491		495
			$24,227			Belden Inc	47,300		1,645
Computers - 2.57%						Encore Wire Corp	19,767		504
						EnerSys (a)	49,128		1,717
3D Systems Corp (a)	34,756		1,025
Agilysys Inc (a)	15,090		132			Littelfuse Inc	22,178		1,390
						Powell Industries Inc (a)	9,190		300
CACI International Inc (a)	27,257		1,666
CIBER Inc (a)	74,368		309			Vicor Corp	20,221		141
iGate Corp (a)	30,926		602						$6,192
Insight Enterprises Inc (a)	45,226		919			Electronics - 3.96%
j2 Global Inc	49,619		1,282			American Science & Engineering Inc	9,129		596
LivePerson Inc (a)	48,776		775			Analogic Corp	12,584		858
Manhattan Associates Inc (a)	21,152		1,061			Badger Meter Inc	15,556		575
Mercury Computer Systems Inc (a)	31,754		419			Bel Fuse Inc	10,455		186
MTS Systems Corp	16,285		781			Benchmark Electronics Inc (a)	59,439		944
NCI Inc (a)	8,102		40			Brady Corp	53,988		1,675
Netscout Systems Inc (a)	35,490		734			Checkpoint Systems Inc (a)	41,474		454
Radisys Corp (a)	23,664		150			CTS Corp	35,191		378
Stratasys Inc (a)	21,815		1,117			Cymer Inc (a)	31,709		1,644
Super Micro Computer Inc (a)	28,464		503			Daktronics Inc	37,935		309
Sykes Enterprises Inc (a)	40,385		640			Electro Scientific Industries Inc	24,977		356
Synaptics Inc (a)	33,899		1,041			ESCO Technologies Inc	27,458		945
Virtusa Corp (a)	19,266		291			FARO Technologies Inc (a)	17,259		966
			$13,487			FEI Co (a)	38,976		1,955
						II-VI Inc (a)	56,239		1,148
Consumer Products - 0.70%						Measurement Specialties Inc (a)	15,525		555
Blyth Inc	5,328		469
Central Garden and Pet Co - A Shares (a)	43,500		465			Methode Electronics Inc	38,095		322
						Newport Corp (a)	38,680		660
Helen of Troy Ltd (a)	32,528		1,125
						OSI Systems Inc (a)	20,348		1,360
Prestige Brands Holdings Inc (a)	51,896		882
Standard Register Co/The	12,572		11			Park Electrochemical Corp	21,356		616
						Plexus Corp (a)	35,816		1,159
WD-40 Co	16,441		741
			$3,693			Pulse Electronics Corp	42,465		87
						Rofin-Sinar Technologies Inc (a)	29,352		740
Cosmetics & Personal Care - 0.05%						Rogers Corp (a)	16,706		640
Inter Parfums Inc	16,655		262			TTM Technologies Inc (a)	52,730		545
						Watts Water Technologies Inc	30,115		1,109
Distribution & Wholesale - 1.07%									$20,782
Brightpoint Inc (a)	70,953		434			Engineering & Construction - 0.84%
MWI Veterinary Supply Inc (a)	13,089		1,236			Aegion Corp (a)	40,481		739
Pool Corp	48,889		1,804			Dycom Industries Inc (a)	34,987		818
ScanSource Inc (a)	28,207		930			EMCOR Group Inc	68,507		2,009
United Stationers Inc	43,377		1,230			Exponent Inc (a)	13,710		655
			$5,634			Orion Marine Group Inc (a)	27,906		193

Diversified Financial Services - 1.78%									$4,414
Calamos Asset Management Inc	20,711		268
See accompanying notes					380

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Entertainment - 0.54%					Healthcare - Products (continued)
Marriott Vacations Worldwide Corp (a)	27,749		$819		Symmetry Medical Inc (a)	37,370		$266
Multimedia Games Holding Co Inc (a)	27,876		317		West Pharmaceutical Services Inc	34,759		1,561
Pinnacle Entertainment Inc (a)	63,952		710					$17,243
Shuffle Master Inc (a)	56,546		999
			$2,845		Healthcare - Services - 1.82%
					Air Methods Corp (a)	11,541		971
Environmental Control - 0.86%					Almost Family Inc (a)	8,482		207
Calgon Carbon Corp (a)	58,432		808		Amedisys Inc (a)	30,873		455
Darling International Inc (a)	120,694		1,977		Amsurg Corp (a)	32,412		932
Tetra Tech Inc (a)	64,972		1,735		Bio-Reference Labs Inc (a)	25,597		546
			$4,520		Centene Corp (a)	52,394		2,074
					Ensign Group Inc/The	17,026		455
Food - 2.53%					Gentiva Health Services Inc (a)	31,672		262
B&G Foods Inc	49,773		1,107		Healthways Inc (a)	34,271		228
Calavo Growers Inc	12,919		370		IPC The Hospitalist Co Inc (a)	17,003		653
Cal-Maine Foods Inc	14,738		531		Kindred Healthcare Inc (a)	53,626		517
Diamond Foods Inc	22,698		474		LHC Group Inc (a)	16,257		288
Hain Celestial Group Inc (a)	45,636		2,159
					Magellan Health Services Inc (a)	27,981		1,239
J&J Snack Foods Corp	14,888		835		Molina Healthcare Inc (a)	29,244		750
Nash Finch Co	12,564		315					$9,577
Sanderson Farms Inc	19,464		1,004
Seneca Foods Corp (a)	9,403		219		Home Builders - 0.56%
Snyders-Lance Inc	48,175		1,247		M/I Homes Inc (a)	19,323		257
Spartan Stores Inc	23,537		429		Meritage Homes Corp (a)	28,961		822
TreeHouse Foods Inc (a)	36,965		2,126		Ryland Group Inc/The	45,723		1,029
United Natural Foods Inc (a)	50,168		2,473		Standard Pacific Corp (a)	104,152		527
			$13,289		Winnebago Industries Inc (a)	29,995		293

Forest Products & Paper - 1.05%								$2,928
Buckeye Technologies Inc	40,484		1,312		Home Furnishings - 0.79%
Clearwater Paper Corp (a)	23,494		775		DTS Inc/CA (a)	17,025		531
Deltic Timber Corp	11,138		680		Ethan Allen Interiors Inc	26,721		620
KapStone Paper and Packaging Corp (a)	40,110		724		La-Z-Boy Inc (a)	53,227		802
Neenah Paper Inc	15,466		442		Select Comfort Corp (a)	58,096		1,678
Schweitzer-Mauduit International Inc	16,416		1,113		Universal Electronics Inc (a)	15,192		257
Wausau Paper Corp	50,726		460		VOXX International Corp (a)	19,233		244
			$5,506					$4,132

Gas - 1.87%					Housewares - 0.42%
Laclede Group Inc/The	23,138		911		Toro Co	30,939		2,211
New Jersey Resources Corp	42,680		1,846
Northwest Natural Gas Co	27,569		1,260
Piedmont Natural Gas Co Inc	74,441		2,269		Amerisafe Insurance Inc - 2.62% (a)	18,724		500
South Jersey Industries Inc	31,128		1,533		Delphi Financial Group Inc	56,801		2,580
Southwest Gas Corp	47,430		1,993		eHealth Inc (a)	20,626		366
			$9,812		Employers Holdings Inc	33,543		581
Hand & Machine Tools - 0.19%					Horace Mann Educators Corp	40,990		719
Franklin Electric Co Inc	19,461		976		Infinity Property & Casualty Corp	12,140		648
					Meadowbrook Insurance Group Inc	52,531		464
					Navigators Group Inc/The (a)	11,065		526
Healthcare - Products - 3.28%					Presidential Life Corp	21,912		254
Abaxis Inc (a)	22,319		795
Affymetrix Inc (a)	72,492		320		ProAssurance Corp	31,440		2,770
Align Technology Inc (a)	71,054		2,253		RLI Corp	17,233		1,187
					Safety Insurance Group Inc	15,628		623
Cantel Medical Corp	20,820		489		Selective Insurance Group Inc	56,329		985
CONMED Corp	28,820		824		Stewart Information Services Corp	19,864		292
CryoLife Inc (a)	28,516		151
Cyberonics Inc (a)	25,504		977		Tower Group Inc	40,359		871
Greatbatch Inc (a)	24,112		562		United Fire Group Inc	21,257		366
Haemonetics Corp (a)	25,870		1,852					$13,732
Hanger Orthopedic Group Inc (a)	35,024		825		Internet - 2.05%
ICU Medical Inc (a)	12,561		659		Blue Nile Inc (a)	14,293		433
Integra LifeSciences Holdings Corp (a)	20,468		762		comScore Inc (a)	34,900		695
Invacare Corp	32,742		519		DealerTrack Holdings Inc (a)	43,163		1,288
Kensey Nash Corp	8,030		228		Digital River Inc (a)	36,609		689
Meridian Bioscience Inc	42,451		872		eResearchTechnology Inc (a)	45,096		356
Merit Medical Systems Inc (a)	43,217		571		InfoSpace Inc (a)	40,574		452
Natus Medical Inc (a)	30,244		370		Liquidity Services Inc (a)	23,967		1,278
NuVasive Inc (a)	43,890		727		Nutrisystem Inc	27,966		324
Palomar Medical Technologies Inc (a)	20,141		175		OpenTable Inc (a)	23,161		1,036
PSS World Medical Inc (a)	52,768		1,263		PC-Tel Inc	18,754		128
SurModics Inc (a)	14,977		222		Perficient Inc (a)	32,176		386

See accompanying notes

     Schedule of Investments SmallCap S&P 600 Index Fund April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Internet (continued)					Miscellaneous Manufacturing (continued)
Sourcefire Inc (a)	29,980		$1,529		Barnes Group Inc	48,224		$1,273
Stamps.com Inc (a)	14,107		409		Ceradyne Inc	24,897		630
United Online Inc	92,772		440		EnPro Industries Inc (a)	21,177		877
VASCO Data Security International Inc (a)	29,375		229		Federal Signal Corp (a)	64,001		330
Websense Inc (a)	38,786		804		Hillenbrand Inc	64,286		1,346
XO Group Inc (a)	28,146		261		John Bean Technologies Corp	29,493		472
			$10,737		Koppers Holdings Inc	21,201		824
					LSB Industries Inc (a)	19,061		647
Investment Companies - 0.26%					Lydall Inc (a)	17,652		186
Prospect Capital Corp	125,381		1,369		Movado Group Inc	17,936		509
					Myers Industries Inc	34,420		569
Iron & Steel - 0.16%					Standex International Corp	13,023		574
AK Steel Holding Corp	113,844		845		STR Holdings Inc (a)	42,243		161
					Sturm Ruger & Co Inc	19,673		1,123
					Tredegar Corp	24,081		418
Leisure Products & Services - 0.78%								$14,411
Arctic Cat Inc (a)	13,013		576
Brunswick Corp/DE	91,780		2,413		Office Furnishings - 0.16%
Callaway Golf Co	66,904		410		Interface Inc	59,248		839
Interval Leisure Group Inc	40,924		707

			$4,106		Oil & Gas - 1.66%
Lodging - 0.15%					Approach Resources Inc (a)	27,374		982
Boyd Gaming Corp (a)	56,134		432		Comstock Resources Inc (a)	49,517		870
Marcus Corp	20,465		256		Contango Oil & Gas Co (a)	13,116		712
Monarch Casino & Resort Inc (a)	11,790		114		GeoResources Inc (a)	20,532		774
			$802		Gulfport Energy Corp (a)	46,360		1,215
					Penn Virginia Corp	47,040		241
Machinery - Construction & Mining - 0.12%					Petroleum Development Corp (a)	24,320		836
Astec Industries Inc (a)	20,567		644		Petroquest Energy Inc (a)	58,700		355
					Stone Energy Corp (a)	50,298		1,411
Machinery - Diversified - 2.03%					Swift Energy Co (a)	43,775		1,324
Albany International Corp	28,984		698					$8,720
Applied Industrial Technologies Inc	43,216		1,698		Oil & Gas Services - 2.09%
Briggs & Stratton Corp	51,218		927		Basic Energy Services Inc (a)	30,270		436
Cascade Corp	8,892		418		Exterran Holdings Inc (a)	64,409		870
Cognex Corp	43,650		1,757		Gulf Island Fabrication Inc	14,802		415
Intermec Inc (a)	52,945		281
					Hornbeck Offshore Services Inc (a)	36,029		1,500
Intevac Inc (a)	23,932		193
					ION Geophysical Corp (a)	131,281		818
iRobot Corp (a)	28,122		664
					Lufkin Industries Inc	34,162		2,625
Lindsay Corp	13,067		873		Matrix Service Co (a)	26,466		361
Robbins & Myers Inc	46,804		2,280		OYO Geospace Corp (a)	6,554		755
Tennant Co	19,413		860		Pioneer Drilling Co (a)	63,284		499
			$10,649		SEACOR Holdings Inc (a)	21,558		2,003
Media - 0.15%					Tetra Technologies Inc (a)	79,765		695
Digital Generation Inc (a)	28,160		261					$10,977
Dolan Co/The (a)	31,045		249
EW Scripps Co (a)	31,886		292		Pharmaceuticals - 2.25%
					Akorn Inc (a)	69,288		840
			$802		Hi-Tech Pharmacal Co Inc (a)	10,693		349
Metal Fabrication & Hardware - 0.99%					Neogen Corp (a)	24,210		944
AM Castle & Co (a)	17,074		229		Par Pharmaceutical Cos Inc (a)	37,630		1,593
CIRCOR International Inc	17,772		553		PharMerica Corp (a)	30,298		360
Haynes International Inc	12,482		778		Questcor Pharmaceuticals Inc (a)	65,437		2,938
Kaydon Corp	32,879		806		Salix Pharmaceuticals Ltd (a)	61,150		3,021
Lawson Products Inc/DE	3,882		57		Savient Pharmaceuticals Inc (a)	73,843		175
Mueller Industries Inc	39,357		1,799		ViroPharma Inc (a)	72,778		1,583
Olympic Steel Inc	9,426		199					$11,803
RTI International Metals Inc (a)	31,078		763
					Publicly Traded Investment Fund - 0.39%
			$5,184		iShares S&P SmallCap 600 Index Fund	26,847		2,021
Mining - 0.52%
AMCOL International Corp	25,898		854		Real Estate - 0.40%
Century Aluminum Co (a)	55,767		513		Forestar Group Inc (a)	35,665		548
Kaiser Aluminum Corp	16,245		854		Sovran Self Storage Inc	29,808		1,571
Materion Corp	21,004		519					$2,119
			$2,740
					REITS - 7.36%
Miscellaneous Manufacturing - 2.74%					Acadia Realty Trust	44,004		1,020
Actuant Corp	70,122		1,912		Cedar Realty Trust Inc	58,488		305
AO Smith Corp	39,714		1,890		Colonial Properties Trust	90,415		2,023
AZZ Inc	12,948		670

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

REITS (continued)					Retail (continued)
Cousins Properties Inc	107,164		$842		Sonic Corp (a)	62,306		$450
DiamondRock Hospitality Co	172,790		1,837		Stage Stores Inc	31,313		478
EastGroup Properties Inc	28,668		1,442		Stein Mart Inc (a)	27,731		178
Entertainment Properties Trust	48,009		2,304		Texas Roadhouse Inc	61,310		1,058
Extra Space Storage Inc	104,726		3,178		Tuesday Morning Corp (a)	43,026		174
Franklin Street Properties Corp	74,249		748		Vitamin Shoppe Inc (a)	30,065		1,415
Getty Realty Corp	27,834		440		Zale Corp (a)	26,831		74
Healthcare Realty Trust Inc	80,206		1,723		Zumiez Inc (a)	22,422		822
Inland Real Estate Corp	79,704		685					$44,693
Kilroy Realty Corp	70,328		3,337
Kite Realty Group Trust	65,468		335		Savings & Loans - 0.86%
LaSalle Hotel Properties	88,115		2,591		Bank Mutual Corp	47,670		186
Lexington Realty Trust	139,119		1,238		Brookline Bancorp Inc	72,251		649
LTC Properties Inc	31,284		1,041		Dime Community Bancshares Inc	28,902		401
Medical Properties Trust Inc	139,200		1,306		Northwest Bancshares Inc	100,349		1,236
Mid-America Apartment Communities Inc	42,111		2,867		Oritani Financial Corp	46,797		693
Parkway Properties Inc/MD	22,634		224		Provident Financial Services Inc	55,307		813
Pennsylvania Real Estate Investment Trust	57,096		805		ViewPoint Financial Group Inc	33,482		533
Post Properties Inc	54,783		2,668					$4,511
PS Business Parks Inc	19,119		1,305		Semiconductors - 4.29%
Saul Centers Inc	12,105		484		ATMI Inc (a)	32,648		686
Tanger Factory Outlet Centers	93,415		2,926		Brooks Automation Inc	68,174		802
Universal Health Realty Income Trust	13,032		527		Cabot Microelectronics Corp	23,460		806
Urstadt Biddle Properties Inc	23,919		460		Ceva Inc (a)	24,213		535
			$38,661		Cirrus Logic Inc (a)	65,956		1,806
Retail - 8.51%					Cohu Inc	25,062		275
					Diodes Inc (a)	37,889		844
Big 5 Sporting Goods Corp	22,382		187		DSP Group Inc (a)	23,692		155
Biglari Holdings Inc (a)	1,475		599
					Entropic Communications Inc (a)	89,744		380
BJ's Restaurants Inc (a)	24,989		1,079
					Exar Corp (a)	46,205		366
Brown Shoe Co Inc	43,203		394		GT Advanced Technologies Inc (a)	123,226		802
Buckle Inc/The	27,491		1,270		Hittite Microwave Corp (a)	27,770		1,487
Buffalo Wild Wings Inc (a)	18,911		1,586
					Kopin Corp (a)	69,814		249
Cabela's Inc (a)	43,942		1,661
					Kulicke & Soffa Industries Inc (a)	75,860		994
Casey's General Stores Inc	39,166		2,207
Cash America International Inc	30,209		1,412		Micrel Inc	50,763		553
					Microsemi Corp (a)	90,005		1,937
Cato Corp/The	30,005		835
CEC Entertainment Inc	18,685		714		MKS Instruments Inc	54,033		1,494
					Monolithic Power Systems Inc (a)	30,630		635
Children's Place Retail Stores Inc/The (a)	25,595		1,177
					Nanometrics Inc (a)	17,653		274
Christopher & Banks Corp	37,049		69		Pericom Semiconductor Corp (a)	24,811		195
Coinstar Inc (a)	31,234		1,961
Coldwater Creek Inc (a)	91,351		90		Power Integrations Inc	29,095		1,102
					Rubicon Technology Inc (a)	17,887		169
Cracker Barrel Old Country Store Inc	23,661		1,361		Rudolph Technologies Inc (a)	32,839		355
DineEquity Inc (a)	16,014		778
					Sigma Designs Inc (a)	33,163		183
Ezcorp Inc (a)	45,101		1,208
					Standard Microsystems Corp (a)	22,877		606
Finish Line Inc/The	53,446		1,190		Supertex Inc (a)	12,411		254
First Cash Financial Services Inc (a)	30,332		1,242
Fred's Inc	38,109		546		Tessera Technologies Inc	53,356		834
					TriQuint Semiconductor Inc (a)	171,065		835
Genesco Inc (a)	24,922		1,869
					Ultratech Inc (a)	26,871		858
Group 1 Automotive Inc	23,372		1,353		Veeco Instruments Inc (a)	39,892		1,204
Haverty Furniture Cos Inc	19,650		236		Volterra Semiconductor Corp (a)	25,799		848
Hibbett Sports Inc (a)	27,229		1,626
Hot Topic Inc	43,473		426					$22,523
Jack in the Box Inc (a)	45,385		1,031		Software - 3.70%
Jos A Bank Clothiers Inc (a)	28,635		1,362		Avid Technology Inc (a)	30,255		263
Kirkland's Inc (a)	15,904		233		Blackbaud Inc	46,245		1,433
Lithia Motors Inc	22,204		596		Bottomline Technologies Inc (a)	37,281		877
Liz Claiborne Inc (a)	103,901		1,392		CommVault Systems Inc (a)	45,484		2,368
Lumber Liquidators Holdings Inc (a)	28,832		834		Computer Programs & Systems Inc	11,281		672
MarineMax Inc (a)	24,109		257		CSG Systems International Inc (a)	34,878		502
Men's Wearhouse Inc	52,749		1,954		Digi International Inc (a)	26,425		245
OfficeMax Inc (a)	88,666		412		Ebix Inc	32,741		670
Papa John's International Inc (a)	18,958		764		EPIQ Systems Inc	32,998		375
Pep Boys-Manny Moe & Jack/The	54,283		810		Interactive Intelligence Group Inc (a)	14,721		437
PetMed Express Inc	20,214		272		JDA Software Group Inc (a)	43,785		1,264
PF Chang's China Bistro Inc	21,766		864		Medidata Solutions Inc (a)	22,694		588
Red Robin Gourmet Burgers Inc (a)	11,410		407		MicroStrategy Inc (a)	8,322		1,163
Ruby Tuesday Inc (a)	64,452		438		Monotype Imaging Holdings Inc (a)	37,338		530
rue21 inc (a)	16,111		489		Omnicell Inc (a)	34,182		488
Ruth's Hospitality Group Inc (a)	36,251		251		Opnet Technologies Inc	15,324		355
Sonic Automotive Inc	35,759		602		Progress Software Corp (a)	63,794		1,476

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2012 (unaudited)

	COMMON STOCKS (continued)	Shares Held	Value	(000	's)	REPURCHASE AGREEMENTS	Maturity

	Software (continued)					(continued)	Amount (000's)	Value	(000	's)
	Quality Systems Inc	40,667		$1,521		Banks (continued)
	Synchronoss Technologies Inc (a)	27,743		868		Investment in Joint Trading Account; JP	$1,916		$1,916
	SYNNEX Corp (a)	26,696		1,017		Morgan Repurchase Agreement; 0.18%
	Take-Two Interactive Software Inc (a)	92,176		1,300		dated 04/30/12 maturing 05/01/12
	Tyler Technologies Inc (a)	25,320		1,012		(collateralized by US Government
				$19,424		Securities; $1,954,129; 0.00% - 8.38%;
						dated 02/08/13 - 04/23/32)
	Storage & Warehousing - 0.14%					Investment in Joint Trading Account; Merrill	2,734		2,734
	Mobile Mini Inc (a)	37,546		708
						Lynch Repurchase Agreement; 0.17%
						dated 04/30/12 maturing 05/01/12
	Telecommunications - 2.44%					(collateralized by US Government Security;
	Anixter International Inc (a)	28,575		1,960		$2,788,764; 1.50%; dated 07/31/16)
	Arris Group Inc (a)	118,428		1,531					$12,377
	Atlantic Tele-Network Inc	9,512		324		TOTAL REPURCHASE AGREEMENTS			$12,377
	Black Box Corp	17,987		407		Total Investments			$526,144
	Cbeyond Inc (a)	31,594		203		Liabilities in Excess of Other Assets, Net - (0.19)%			$(1,019)
	Cincinnati Bell Inc (a)	202,293		769		TOTAL NET ASSETS - 100.00%			$525,125
	Comtech Telecommunications Corp	19,567		605
	General Communication Inc (a)	33,760		256
	Harmonic Inc (a)	120,491		569		(a) Non-Income Producing Security
	LogMeIn Inc (a)	21,993		792
	Lumos Networks Corp	15,205		137
	Netgear Inc (a)	38,900		1,498
	Neutral Tandem Inc (a)	32,357		376		Unrealized Appreciation (Depreciation)
	Novatel Wireless Inc (a)	33,217		96		The net federal income tax unrealized appreciation (depreciation) and federal tax
						cost of investments held as of the period end were as follows:
	NTELOS Holdings Corp	15,413		312
	Oplink Communications Inc (a)	19,772		313
	Symmetricom Inc (a)	43,065		239		Unrealized Appreciation			$102,395
						Unrealized Depreciation			(47,700)
	USA Mobility Inc	22,754		294		Net Unrealized Appreciation (Depreciation)			$54,695
	ViaSat Inc (a)	44,082		2,129
						Cost for federal income tax purposes			$471,449
				$12,810

	Textiles - 0.30%					All dollar amounts are shown in thousands (000's)
	G&K Services Inc	19,382		637
	UniFirst Corp/MA	15,760		957		Portfolio Summary (unaudited)
				$1,594		Sector			Percent
						Financial			21 .64%
	Toys, Games & Hobbies - 0.10%					Industrial			18 .20%
	Jakks Pacific Inc	26,506		505		Consumer, Non-cyclical			17 .06%
						Consumer, Cyclical			15 .91%
	Transportation - 1.68%					Technology			10 .56%
	Arkansas Best Corp	26,187		402		Communications			4.71%
	Bristow Group Inc	36,714		1,794		Energy			4.14%
	Forward Air Corp	29,519		997		Utilities			3.96%
	Heartland Express Inc	58,729		812		Basic Materials			3.62%
	HUB Group Inc (a)	38,842		1,359		Exchange Traded Funds			0.39%
	Knight Transportation Inc	60,574		995		Liabilities in Excess of Other Assets, Net			(0.19)%
	Old Dominion Freight Line Inc (a)	48,470		2,155		TOTAL NET ASSETS			100.00%
	Overseas Shipholding Group Inc	26,943		315
				$8,829

Water	- 0.13%
	American States Water Co	19,279		703

	TOTAL COMMON STOCKS			$513,767
		Maturity
	REPURCHASE AGREEMENTS - 2.36%	Amount (000's)	Value	(000	's)

	Banks- 2.36%
	Investment in Joint Trading Account; Credit	$2,618		$2,618
	Suisse Repurchase Agreement; 0.16%
	dated 04/30/12 maturing 05/01/12
	(collateralized by US Government
	Securities; $2,670,643; 0.00% - 11.25%;
	dated 02/15/15 - 08/15/39)
	Investment in Joint Trading Account; Deutsche	5,109		5,109
	Bank Repurchase Agreement; 0.20% dated
	04/30/12 maturing 05/01/12 (collateralized
	by US Government Securities; $5,211,011;
	0.00% - 8.20%; dated 05/01/12 - 07/15/37)

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2012 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; June 2012	Long	115	$9,314	$9,371	$57
Total					$57
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2012 (unaudited)

COMMON STOCKS - 95.51%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.04%					Automobile Manufacturers - 0.02%
Harte-Hanks Inc	48,677		$409		Oshkosh Corp (a)	8,443		$193
Marchex Inc	4,038		14
Valuevision Media Inc (a)	10,662		17
					Automobile Parts & Equipment - 0.51%
			$440		Accuride Corp (a)	610		4
Aerospace & Defense - 1.44%					American Axle & Manufacturing Holdings Inc	43,998		426
AAR Corp	96,116		1,485		(a)
Allied Defense Group Inc/The (a),(b),(c)	2,055		11		Commercial Vehicle Group Inc (a)	10,356		110
Arotech Corp (a)	9,039		11		Dana Holding Corp	37,322		546
Cubic Corp	13,175		609		Dorman Products Inc (a)	6,122		292
Curtiss-Wright Corp	70,683		2,495		Douglas Dynamics Inc	20,477		289
Ducommun Inc (a)	17,118		202		Exide Technologies (a)	46,026		133
Esterline Technologies Corp (a)	69,647		4,769		Federal-Mogul Corp (a)	54,058		699
Exelis Inc	20,982		242		Fuel Systems Solutions Inc (a)	6,035		142
GenCorp Inc (a)	9,992		69		Miller Industries Inc/TN	44,601		732
HEICO Corp	7,740		312		Modine Manufacturing Co (a)	21,748		172
Kaman Corp	4,827		166		Motorcar Parts of America Inc (a)	11,581		88
Kratos Defense & Security Solutions Inc (a)	5,557		31		Spartan Motors Inc	74,204		323
LMI Aerospace Inc (a)	16,378		299		Standard Motor Products Inc	29,309		441
Moog Inc (a)	34,148		1,443		Superior Industries International Inc	56,161		961
National Presto Industries Inc	6,106		450		Supreme Industries Inc (a)	4,647		19
Orbital Sciences Corp (a)	13,678		172					$5,377
SIFCO Industries Inc	769		15
Teledyne Technologies Inc (a)	12,467		806		Banks - 9.85%
					1st Source Corp	30,730		697
Triumph Group Inc	25,082		1,576		1st United Bancorp Inc/Boca Raton (a)	12,873		78
			$15,163		Alliance Financial Corp/NY	3,012		92
Agriculture - 0.43%					Ameris Bancorp (a)	32,837		407
Alliance One International Inc (a)	95,775		339		AmeriServ Financial Inc (a)	22,099		65
Andersons Inc/The	16,536		833		Ames National Corp	5,204		115
Griffin Land & Nurseries Inc	472		11		Arrow Financial Corp	5,980		143
MGP Ingredients Inc	5,923		28		Associated Banc-Corp	357,929		4,771
Tejon Ranch Co (a)	3,843		115		Bancfirst Corp	4,056		169
Universal Corp/VA	56,753		2,601		Bancorp Inc/DE (a)	10,775		111
Vector Group Ltd	32,853		570		BancorpSouth Inc	113,555		1,530
			$4,497		BancTrust Financial Group Inc (a)	9,317		20
					Bank of Commerce Holdings	1,031		4
Airlines - 0.71%					Bank of Florida Corp (a),(b),(c)	6,269		—
Alaska Air Group Inc (a)	41,738		1,410
Allegiant Travel Co (a)	3,620		213		Bank of Hawaii Corp	57,875		2,830
Hawaiian Holdings Inc (a)	49,880		282		Bank of Kentucky Financial Corp	3,501		88
JetBlue Airways Corp (a)	470,103		2,233		Bank of Marin Bancorp	3,306		123
MAIR Holdings Inc (a),(b),(c)	16,800		—		Bank of the Ozarks Inc	10,241		316
					Banner Corp	41,675		915
Pinnacle Airlines Corp (a)	14,126		6		BBCN Bancorp Inc (a)	92,022		1,009
Republic Airways Holdings Inc (a)	90,296		459
					Boston Private Financial Holdings Inc	74,841		697
SkyWest Inc	164,701		1,481		Bridge Bancorp Inc	2,682		52
Spirit Airlines Inc (a)	22,495		541
US Airways Group Inc (a)	86,208		885		Bryn Mawr Bank Corp	5,367		115
					Camden National Corp	4,937		161
			$7,510		Capital Bank Corp (a)	455		1
Apparel - 1.10%					Capital City Bank Group Inc	10,625		89
Carter's Inc (a)	4,034		219		CapitalSource Inc	86,112		555
Columbia Sportswear Co	2,471		116		Cardinal Financial Corp	17,675		213
Delta Apparel Inc (a)	6,811		98		Cathay General Bancorp	228,847		3,941
Iconix Brand Group Inc (a)	195,017		2,991		Center Bancorp Inc	7,349		78
Jones Group Inc/The	141,540		1,588		Centerstate Banks Inc	23,222		187
K-Swiss Inc (a)	5,023		19		Central Bancorp Inc/MA	538		10
Lacrosse Footwear Inc	2,576		33		Century Bancorp Inc/MA	2,276		63
Lakeland Industries Inc (a)	4,532		47		Chemical Financial Corp	41,849		923
Perry Ellis International Inc (a)	22,927		429		Citizens & Northern Corp	7,856		149
Quiksilver Inc (a)	215,670		746		City Holding Co	6,442		215
RG Barry Corp	5,015		64		CNB Financial Corp/PA	7,532		124
Rocky Brands Inc (a)	7,807		111		CoBiz Financial Inc	4,055		25
Skechers U.S.A. Inc (a)	46,246		863		Columbia Banking System Inc	49,008		1,004
Superior Uniform Group Inc	3,314		39		Community Bank System Inc	36,224		1,018
Tandy Brands Accessories Inc (a)	5,373		9		Community Trust Bancorp Inc	15,064		481
True Religion Apparel Inc	6,416		174		CVB Financial Corp	94,240		1,091
Unifi Inc (a)	24,241		270		Eagle Bancorp Inc (a)	10,378		185
Warnaco Group Inc/The (a)	2,792		148		Encore Bancshares Inc (a)	5,480		112
Wolverine World Wide Inc	86,797		3,641		Enterprise Bancorp Inc/MA	3,539		57
			$11,605		Enterprise Financial Services Corp	11,834		143
					Farmers Capital Bank Corp (a)	627		4

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Banks (continued)					Banks (continued)
Fidelity Southern Corp	5,424		$46		Pinnacle Financial Partners Inc (a)	87,819		$1,607
Financial Institutions Inc	11,810		200		Preferred Bank/Los Angeles CA (a)	1,644		20
First Bancorp Inc/ME	5,335		77		Premier Financial Bancorp Inc (a)	627		5
First Bancorp/Troy NC	13,903		139		PrivateBancorp Inc	163,868		2,578
First Busey Corp	38,831		180		Prosperity Bancshares Inc	105,318		4,913
First California Financial Group Inc (a)	8,932		49		Renasant Corp	38,942		623
First Commonwealth Financial Corp	296,546		1,907		Republic Bancorp Inc/KY	17,307		407
First Community Bancshares Inc/VA	17,563		235		Republic First Bancorp Inc (a)	5,488		12
First Connecticut Bancorp Inc/Farmington CT	11,329		149		S&T Bancorp Inc	23,677		443
First Financial Bancorp	72,814		1,224		Sandy Spring Bancorp Inc	39,139		704
First Financial Bankshares Inc	21,207		718		SCBT Financial Corp	5,772		199
First Financial Corp/IN	4,388		132		Shore Bancshares Inc	1,348		9
First Interstate Bancsystem Inc	26,445		373		Sierra Bancorp	6,062		56
First Merchants Corp	48,408		597		Simmons First National Corp	7,971		194
First Midwest Bancorp Inc/IL	97,660		1,040		Southern Community Financial Corp/NC (a)	13,075		37
First of Long Island Corp/The	4,482		123		Southern Connecticut Bancorp Inc (a)	896		2
First Regional Bancorp/Los Angeles CA (a),(c)	4,482		—		Southside Bancshares Inc	6,872		140
FirstMerit Corp	325,447		5,468		Southwest Bancorp Inc/Stillwater OK (a)	17,444		159
FNB Corp/PA	108,007		1,226		State Bank Financial Corp (a)	25,392		439
FNB United Corp (a)	136		2		StellarOne Corp	42,553		533
Fulton Financial Corp	21,633		227		Sterling Bancorp/NY	19,671		187
German American Bancorp Inc	7,632		145		Sterling Financial Corp/WA (a)	11,048		215
Glacier Bancorp Inc	61,424		915		Suffolk Bancorp (a)	582		7
Great Southern Bancorp Inc	6,316		152		Sun Bancorp Inc/NJ (a)	28,707		83
Green Bankshares Inc (a)	7,648		13		Superior Bancorp (a)	7,473		—
Guaranty Bancorp (a)	41,148		80		Susquehanna Bancshares Inc	356,195		3,694
Hancock Holding Co	78,807		2,536		SVB Financial Group (a)	22,411		1,436
Hanmi Financial Corp (a)	20,781		217		SY Bancorp Inc	6,316		147
Heartland Financial USA Inc	9,667		179		Synovus Financial Corp	183,392		385
Heritage Commerce Corp (a)	7,073		48		Taylor Capital Group Inc (a)	10,061		140
Heritage Financial Corp/WA	13,154		173		TCF Financial Corp	28,008		321
Home BancShares Inc/AR	14,297		416		Texas Capital Bancshares Inc (a)	15,734		593
Horizon Financial Corp (a)	2,100		—		TIB Financial Corp (a)	153		2
Hudson Valley Holding Corp	1,822		33		Tompkins Financial Corp	5,242		198
Iberiabank Corp	13,562		692		TowneBank/Portsmouth VA	38,751		504
Independent Bank Corp/MI (a)	1,910		7		Trico Bancshares	8,545		140
Independent Bank Corp/Rockland MA	8,806		247		TrustCo Bank Corp NY	50,690		277
International Bancshares Corp	94,614		1,867		Trustmark Corp	54,086		1,376
Intervest Bancshares Corp (a)	7,497		30		UMB Financial Corp	33,874		1,628
Lakeland Bancorp Inc	28,413		260		Umpqua Holdings Corp	277,704		3,678
Lakeland Financial Corp	10,528		274		Union First Market Bankshares Corp	36,467		509
LNB Bancorp Inc	10,575		70		United Bankshares Inc/WV	20,677		547
Macatawa Bank Corp (a)	7,247		25		United Community Banks Inc/GA (a)	52,163		491
MainSource Financial Group Inc	46,305		541		Univest Corp of Pennsylvania	11,042		177
MB Financial Inc	147,974		3,058		Virginia Commerce Bancorp Inc (a)	58,110		455
MBT Financial Corp (a)	7,614		23		Washington Banking Co	9,251		129
Mercantile Bank Corp (a)	3,822		57		Washington Trust Bancorp Inc	9,164		217
Merchants Bancshares Inc	2,886		78		Webster Financial Corp	343,288		7,803
Metro Bancorp Inc (a)	18,570		215		WesBanco Inc	42,652		873
MidWestOne Financial Group Inc	700		15		West Bancorporation Inc	9,818		94
National Bankshares Inc	4,263		127		Westamerica Bancorporation	9,823		450
National Penn Bancshares Inc	283,574		2,615		Western Alliance Bancorp (a)	52,899		465
NBT Bancorp Inc	36,081		741		Wilshire Bancorp Inc (a)	17,470		94
NewBridge Bancorp (a)	11,342		49		Wintrust Financial Corp	98,824		3,570
North Valley Bancorp (a)	140		2		Yadkin Valley Financial Corp (a)	7,050		23
Northeast Bancorp	237		2					$103,992
Northrim BanCorp Inc	730		16
Old National Bancorp/IN	111,076		1,424		Beverages - 0.03%
					Central European Distribution Corp (a)	28,603		139
Old Second Bancorp Inc (a)	11,663		19
					Craft Brew Alliance Inc (a)	17,647		136
OmniAmerican Bancorp Inc (a)	11,991		240
					Farmer Bros Co (a)	188		2
Oriental Financial Group Inc	82,410		975
Pacific Capital Bancorp NA (a)	110		5					$277
Pacific Continental Corp	15,718		140		Biotechnology - 0.34%
Pacific Mercantile Bancorp (a)	4,122		25		Acorda Therapeutics Inc (a)	6,091		154
PacWest Bancorp	43,995		1,048		Affymax Inc (a)	11,712		153
Park National Corp	5,454		367		AMAG Pharmaceuticals Inc (a)	12,123		190
Park Sterling Corp (a)	23,865		112		Arena Pharmaceuticals Inc (a)	56,542		138
Patriot National Bancorp Inc (a)	2,129		4		Astex Pharmaceuticals (a)	51,546		91
Penns Woods Bancorp Inc	2,519		99		Cambrex Corp (a)	31,420		204
Peoples Bancorp Inc/OH	18,500		340		Enzo Biochem Inc (a)	46,172		127

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Biotechnology (continued)					Coal (continued)
Enzon Pharmaceuticals Inc (a)	21,635		$135		Westmoreland Coal Co (a)	4,385		$44
Harvard Bioscience Inc (a)	15,692		62					$768
Incyte Corp Ltd (a)	11,130		252
InterMune Inc (a)	11,487		120		Commercial Services - 6.46%
Maxygen Inc (a)	92,162		521		Aaron's Inc	142,595		3,874
Medicines Co/The (a)	25,909		572		ABM Industries Inc	31,343		730
					Albany Molecular Research Inc (a)	31,794		102
Momenta Pharmaceuticals Inc (a)	8,204		130
					American Public Education Inc (a)	4,898		170
Novavax Inc (a)	19,247		26
					American Reprographics Co (a)	16,071		88
Nymox Pharmaceutical Corp (a)	2,035		17
					AMN Healthcare Services Inc (a)	13,079		88
Oncothyreon Inc (a)	7,642		33
					Ascent Capital Group Inc (a)	22,121		1,139
PDL BioPharma Inc	14,863		93		Avalon Holdings Corp (a)	3,917		22
RTI Biologics Inc (a)	139,468		488
					Avis Budget Group Inc (a)	161,770		2,129
Sequenom Inc (a)	22,395		115
			$3,621		Barrett Business Services Inc	9,455		188
					Brink's Co/The	3,792		96
Building Materials - 1.30%					Capella Education Co (a)	7,119		233
Apogee Enterprises Inc	40,633		625		Career Education Corp (a)	452		3
Builders FirstSource Inc (a)	18,253		76		Carriage Services Inc	24,394		183
Comfort Systems USA Inc	15,851		167		CBIZ Inc (a)	43,791		265
Drew Industries Inc (a)	7,594		226		CDI Corp	38,235		678
Eagle Materials Inc	5,430		191		Cenveo Inc (a)	16,590		47
Gibraltar Industries Inc (a)	63,012		852		Champion Industries Inc/WV (a)	10,371		9
Griffon Corp	119,805		1,187		Consolidated Graphics Inc (a)	27,200		1,088
Headwaters Inc (a)	68,150		296		Convergys Corp	252,932		3,382
Interline Brands Inc (a)	62,197		1,308		CoreLogic Inc/United States (a)	62,919		1,051
KSW Inc	100		—		Corinthian Colleges Inc (a)	124,591		478
Lennox International Inc	57,525		2,497		Corrections Corp of America	210,625		6,085
Louisiana-Pacific Corp (a)	269,410		2,438		CRA International Inc (a)	15,947		326
LSI Industries Inc	18,187		125		Cross Country Healthcare Inc (a)	54,278		251
NCI Building Systems Inc (a)	12,682		152		Dollar Thrifty Automotive Group Inc (a)	2,630		213
PGT Inc (a)	10,663		22		Edgewater Technology Inc (a)	10,657		43
Quanex Building Products Corp	19,639		362		Electro Rent Corp	24,431		380
Simpson Manufacturing Co Inc	25,646		796		Euronet Worldwide Inc (a)	28,556		618
Texas Industries Inc	24,998		840		Forrester Research Inc	1,810		64
Trex Co Inc (a)	4,005		128		Franklin Covey Co (a)	12,534		116
Universal Forest Products Inc	37,716		1,411		FTI Consulting Inc (a)	41,541		1,509
			$13,699		Geo Group Inc/The (a)	110,239		2,283
					Global Cash Access Holdings Inc (a)	52,967		448
Chemicals - 1.92%					Great Lakes Dredge & Dock Corp	119,692		887
A Schulman Inc	45,650		1,123		H&E Equipment Services Inc (a)	12,324		238
Aceto Corp	47,433		427		Hackett Group Inc/The (a)	19,373		111
American Pacific Corp (a)	4,299		34
					Heidrick & Struggles International Inc	5,911		115
American Vanguard Corp	8,576		214		Hill International Inc (a)	12,237		44
Chemtura Corp (a)	17,407		297
					Hudson Global Inc (a)	21,178		115
Ferro Corp (a)	76,441		397
					Huron Consulting Group Inc (a)	806		28
Georgia Gulf Corp	71,010		2,518		ICF International Inc (a)	38,674		964
HB Fuller Co	30,083		990		Insperity Inc	7,066		193
Innophos Holdings Inc	3,476		171		Integramed America Inc (a)	100		1
Innospec Inc (a)	1,541		47
Kraton Performance Polymers Inc (a)	71,426		1,857		Intersections Inc	8,191		99
					KAR Auction Services Inc (a)	252,405		4,645
Landec Corp (a)	56,353		363
					Kelly Services Inc	63,576		889
Minerals Technologies Inc	15,999		1,073		Kforce Inc (a)	2,367		34
NewMarket Corp	1,086		242		Korn/Ferry International (a)	34,332		554
Oil-Dri Corp of America	2,481		52		Lincoln Educational Services Corp	28,206		207
Olin Corp	11,481		241		Live Nation Entertainment Inc (a)	217,734		1,972
OM Group Inc (a)	66,515		1,604
Penford Corp (a)	5,282		44		Mac-Gray Corp	26,273		391
					Matthews International Corp	7,292		219
PolyOne Corp	11,148		154		McGrath RentCorp	100,978		2,971
Sensient Technologies Corp	94,256		3,501		Medifast Inc (a)	9,717		187
Spartech Corp (a)	45,423		222
					MoneyGram International Inc (a)	551		9
Stepan Co	3,456		314		Monro Muffler Brake Inc	6,310		260
TPC Group Inc (a)	46,522		1,952
					Monster Worldwide Inc (a)	9,923		86
Westlake Chemical Corp	23,874		1,527		Multi-Color Corp	11,906		254
Zoltek Cos Inc (a)	81,187		896
					Navigant Consulting Inc (a)	86,296		1,201
			$20,260		On Assignment Inc (a)	30,962		579
Coal - 0.07%					PAREXEL International Corp (a)	3,519		95
Cloud Peak Energy Inc (a)	19,315		297		PDI Inc (a)	13,313		108
James River Coal Co (a)	22,353		111		Pendrell Corp (a)	38,048		51
L&L Energy Inc (a)	39,777		90		Perceptron Inc (a)	7,593		44
Patriot Coal Corp (a)	3,875		23		PHH Corp (a)	125,282		1,941
SunCoke Energy Inc (a)	13,348		203		Providence Service Corp/The (a)	6,305		89

See accompanying notes

Schedule of Investments SmallCap Value Fund II

April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Commercial Services (continued)					Consumer Products (continued)
QC Holdings Inc	400		$2		WD-40 Co	52,600		$2,371
Quad/Graphics Inc	17,087		230					$16,309
RCM Technologies Inc (a)	12,171		66
Rent-A-Center Inc/TX	169,512		5,799		Cosmetics & Personal Care - 0.05%
Resources Connection Inc	16,128		209		CCA Industries Inc	400		2
					Elizabeth Arden Inc (a)	2,779		108
RSC Holdings Inc (a)	24,441		580
					Physicians Formula Holdings Inc (a)	19,729		61
Spectrum Group International Inc (a)	8,050		17
					Revlon Inc (a)	21,493		367
StarTek Inc (a)	11,310		21
Stewart Enterprises Inc	148,473		938					$538
Strayer Education Inc	1,526		151		Distribution & Wholesale - 1.26%
Team Health Holdings Inc (a)	13,666		294		ADDvantage Technologies Group Inc (a)	3,841		9
TeleTech Holdings Inc (a)	6,230		94		Beacon Roofing Supply Inc (a)	9,655		258
TMS International Corp (a)	4,913		59		Brightpoint Inc (a)	24,731		151
Towers Watson & Co	80,189		5,244		Core-Mark Holding Co Inc	25,303		977
Tree.com Inc (a)	5,970		48		GTSI Corp (a)	6,797		36
TrueBlue Inc (a)	30,102		520		Navarre Corp (a)	15,359		28
Tufco Technologies Inc (a)	1,165		4		Owens & Minor Inc	70,992		2,076
United Rentals Inc (a)	99,388		4,640		Pool Corp	4,250		157
Valassis Communications Inc (a)	15,180		304		ScanSource Inc (a)	78,508		2,587
Versar Inc (a)	8,300		19		School Specialty Inc (a)	58,580		192
Viad Corp	47,987		868		Titan Machinery Inc (a)	6,619		236
Volt Information Sciences Inc (a)	19,580		139		United Stationers Inc	21,165		600
			$68,206		Watsco Inc	2,326		167
					WESCO International Inc (a)	87,525		5,811
Computers - 1.90%
Agilysys Inc (a)	37,141		325					$13,285
Astro-Med Inc	7,443		62		Diversified Financial Services - 1.94%
CACI International Inc (a)	102,112		6,243		Aircastle Ltd	180,364		2,192
CIBER Inc (a)	172,296		717		Apollo Residential Mortgage Inc	2,450		45
Computer Task Group Inc (a)	3,096		45		Asset Acceptance Capital Corp (a)	3,943		21
Cray Inc (a)	30,906		345		Asta Funding Inc	11,856		101
Dataram Corp (a)	1,752		2		Calamos Asset Management Inc	61,859		800
Dynamics Research Corp (a)	10,368		74		California First National Bancorp	986		16
Electronics for Imaging Inc (a)	70,965		1,267		Cohen & Steers Inc	5,124		181
Hutchinson Technology Inc (a)	29,692		61		CompuCredit Holdings Corp (a)	41,268		227
Imation Corp (a)	72,056		418		Cowen Group Inc (a)	48,579		122
Insight Enterprises Inc (a)	88,763		1,803		Credit Acceptance Corp (a)	2,118		199
j2 Global Inc	15,941		412		Doral Financial Corp (a)	91,108		167
Key Tronic Corp (a)	16,991		196		Edelman Financial Group Inc	32,911		290
Manhattan Associates Inc (a)	59,000		2,959		Federal Agricultural Mortgage Corp	11,415		261
Mentor Graphics Corp (a)	21,176		306		First Marblehead Corp/The (a)	57,745		61
Mercury Computer Systems Inc (a)	18,171		239		Firstcity Financial Corp (a)	7,911		65
MTS Systems Corp	4,780		229		FX Alliance Inc (a)	2,777		48
NCI Inc (a)	3,342		17		FXCM Inc	7,790		90
PAR Technology Corp (a)	9,256		47		Gain Capital Holdings Inc	4,691		24
Planar Systems Inc (a)	24,121		45		GAMCO Investors Inc	1,624		73
Qualstar Corp (a)	4,617		9		GFI Group Inc	34,979		115
Quantum Corp (a)	91,939		219		INTL. FCStone Inc (a)	8,559		184
Radisys Corp (a)	21,166		134		Investment Technology Group Inc (a)	92,685		946
Rimage Corp	21,459		194		Janus Capital Group Inc	44,187		335
Spansion Inc (a)	20,294		245		JMP Group Inc	9,416		70
Super Micro Computer Inc (a)	111,875		1,975		KBW Inc	12,524		213
Sykes Enterprises Inc (a)	37,177		589		Knight Capital Group Inc (a)	168,430		2,213
Unisys Corp (a)	20,278		378		LPL Investment Holdings Inc	116,450		4,179
Xyratex Ltd	33,362		484		Manning & Napier Inc	15,933		231
			$20,039		MarketAxess Holdings Inc	5,790		199
Consumer Products - 1.54%					Marlin Business Services Corp	17,340		255
ACCO Brands Corp (a)	39,931		419		Medley Capital Corp	6,740		76
American Greetings Corp	62,447		999		MicroFinancial Inc	5,351		36
					National Financial Partners Corp (a)	47,043		694
AT Cross Co (a)	1,000		12
Blyth Inc	6,385		562		Nelnet Inc	44,417		1,147
					NewStar Financial Inc (a)	59,499		706
Central Garden and Pet Co (a)	27,553		292
Central Garden and Pet Co - A Shares (a)	101,143		1,081		Nicholas Financial Inc	5,909		78
					Ocwen Financial Corp (a)	40,507		604
CSS Industries Inc	15,196		291
Ennis Inc	49,872		786		Oppenheimer Holdings Inc	14,308		244
					Penson Worldwide Inc (a)	5,924		3
Helen of Troy Ltd (a)	40,275		1,393
					Piper Jaffray Cos (a)	26,699		647
Kid Brands Inc (a)	17,331		41
					Portfolio Recovery Associates Inc (a)	5,151		355
Prestige Brands Holdings Inc (a)	107,161		1,821
Scotts Miracle-Gro Co/The	87,263		4,573		SeaCube Container Leasing Ltd	18,113		336
Spectrum Brands Holdings Inc (a)	48,349		1,668		Solar Senior Capital Ltd	4,698		76
					Stifel Financial Corp (a)	11,732		427

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Diversified Financial Services (continued)					Electronics (continued)
SWS Group Inc	3,300		$19		Identive Group Inc (a)	7,796		$16
Virtus Investment Partners Inc (a)	4,610		389		IntriCon Corp (a)	448		3
Walter Investment Management Corp	21,113		427		InvenSense Inc (a)	3,446		56
World Acceptance Corp (a)	4,345		289		Kemet Corp (a)	38,609		328
			$20,476		LeCroy Corp (a)	6,300		65
					Measurement Specialties Inc (a)	279		10
Electric - 1.57%					MEMSIC Inc (a)	5,491		24
Allete Inc	16,069		662		Methode Electronics Inc	9,251		78
Atlantic Power Corp	37,825		540		Multi-Fineline Electronix Inc (a)	4,901		130
Avista Corp	31,630		836		Newport Corp (a)	10,459		179
Black Hills Corp	15,992		528		OSI Systems Inc (a)	2,682		179
Central Vermont Public Service Corp	12,354		435		Park Electrochemical Corp	8,453		244
CH Energy Group Inc	6,692		439		Plexus Corp (a)	14,132		457
Cleco Corp	27,810		1,134		Rofin-Sinar Technologies Inc (a)	6,163		155
Dynegy Inc (a)	58,765		24
					Rogers Corp (a)	4,309		165
El Paso Electric Co	41,444		1,270		Sanmina-SCI Corp (a)	104,162		927
Empire District Electric Co/The	37,269		765		Sparton Corp (a)	14,794		148
Genie Energy Ltd	12,083		101		Sypris Solutions Inc	37,183		150
GenOn Energy Inc (a)	375,075		799
					Taser International Inc (a)	36,505		168
IDACORP Inc	17,986		733		Tech Data Corp (a)	2,441		131
MGE Energy Inc	24,859		1,137		TTM Technologies Inc (a)	44,460		459
NorthWestern Corp	17,205		611		Viasystems Group Inc (a)	1,579		35
Ormat Technologies Inc	31,344		620		Vicon Industries Inc (a)	1,971		6
Otter Tail Corp	42,969		944		Vishay Intertechnology Inc (a)	138,697		1,556
Pike Electric Corp (a)	40,352		332
					Vishay Precision Group Inc (a)	21,327		309
PNM Resources Inc	77,642		1,456		Watts Water Technologies Inc	57,499		2,117
Portland General Electric Co	56,899		1,469		X-Rite Inc (a)	23,775		132
Synthesis Energy Systems Inc (a)	7,503		11
					Zygo Corp (a)	15,560		308
UIL Holdings Corp	18,329		630					$18,768
UniSource Energy Corp	29,573		1,077
			$16,553		Energy - Alternate Sources - 0.12%
					Ascent Solar Technologies Inc (a)	41,633		27
Electrical Components & Equipment - 0.73%					FutureFuel Corp	7,323		72
Advanced Energy Industries Inc (a)	37,973		453
					Green Plains Renewable Energy Inc (a)	91,126		728
Belden Inc	4,089		142		Ocean Power Technologies Inc (a)	12,856		35
Encore Wire Corp	35,463		905		REX American Resources Corp (a)	13,836		384
Energy Conversion Devices Inc (a)	29,146		2
EnerSys (a)	38,446		1,343					$1,246
Generac Holdings Inc (a)	6,358		153		Engineering & Construction - 1.10%
General Cable Corp (a)	93,993		2,767		Aegion Corp (a)	26,261		479
Insteel Industries Inc	18,001		204		Argan Inc	4,069		59
Littelfuse Inc	22,967		1,440		Dycom Industries Inc (a)	43,846		1,025
Magnetek Inc (a)	208		4		EMCOR Group Inc	54,671		1,603
Orion Energy Systems Inc (a)	16,210		34		ENGlobal Corp (a)	18,947		38
Powell Industries Inc (a)	1,324		43		Granite Construction Inc	54,970		1,530
Power-One Inc (a)	2,551		11		Integrated Electrical Services Inc (a)	827		4
PowerSecure International Inc (a)	9,634		50		Layne Christensen Co (a)	46,445		955
SunPower Corp (a)	23,532		132		MasTec Inc (a)	181,800		3,161
Ultralife Corp (a)	14,398		73		Michael Baker Corp (a)	6,522		147
			$7,756		MYR Group Inc (a)	43,525		728
					National Technical Systems Inc (a)	5,205		29
Electronics - 1.78%					Orion Marine Group Inc (a)	1,837		13
American Science & Engineering Inc	2,113		138		Sterling Construction Co Inc (a)	13,551		133
Analogic Corp	1,969		134		Tutor Perini Corp (a)	112,357		1,709
AVX Corp	1,686		22		VSE Corp	2,776		61
Badger Meter Inc	1,592		59					$11,674
Ballantyne Strong Inc (a)	13,019		82
Bel Fuse Inc	18,007		320		Entertainment - 0.80%
Benchmark Electronics Inc (a)	86,534		1,374		Bluegreen Corp (a)	42,448		225
Blonder Tongue Laboratories (a)	1,523		2		Carmike Cinemas Inc (a)	281		4
Brady Corp	39,975		1,241		Churchill Downs Inc	17,160		1,018
Checkpoint Systems Inc (a)	54,551		597		Cinemark Holdings Inc	5,255		121
Coherent Inc (a)	9,939		523		Dover Downs Gaming & Entertainment Inc	8,791		24
CTS Corp	49,261		528		Dover Motorsports Inc (a)	3,447		5
CyberOptics Corp (a)	7,092		70		DreamWorks Animation SKG Inc (a)	40,382		727
Cymer Inc (a)	53,160		2,756		Great Wolf Resorts Inc (a)	48,668		382
Daktronics Inc	22,715		185		International Speedway Corp	52,221		1,393
DDi Corp	7,845		102		Isle of Capri Casinos Inc (a)	20,275		127
Electro Scientific Industries Inc	51,708		737		Madison Square Garden Co/The (a)	58,820		2,116
ESCO Technologies Inc	23,830		820		Multimedia Games Holding Co Inc (a)	31,930		362
FEI Co (a)	8,997		452		National CineMedia Inc	17,415		249
Frequency Electronics Inc (a)	11,821		91		Pinnacle Entertainment Inc (a)	45,810		508

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Entertainment (continued)					Hand & Machine Tools - 0.02%
Rick's Cabaret International Inc (a)	13,279		$123		Franklin Electric Co Inc	1,112		$56
Scientific Games Corp (a)	17,808		181		Hardinge Inc	9,885		111
Shuffle Master Inc (a)	6,274		111		LS Starrett Co/The	1,380		18
Speedway Motorsports Inc	48,284		824					$185

			$8,500		Healthcare - Products - 1.86%
Environmental Control - 0.20%					Accuray Inc (a)	4,973		38
Covanta Holding Corp	31,108		499		Affymetrix Inc (a)	90,786		401
Energy Recovery Inc (a)	2,164		5		Alere Inc (a)	8,295		198
EnergySolutions Inc (a)	63,642		268		Allied Healthcare Products (a)	5,732		18
Metalico Inc (a)	51,948		168		Alphatec Holdings Inc (a)	54,940		120
Met-Pro Corp	8,700		87		AngioDynamics Inc (a)	61,596		762
Tetra Tech Inc (a)	35,805		955		ArthroCare Corp (a)	5,269		131
TRC Cos Inc (a)	13,640		90		Biolase Technology Inc (a)	14,885		39
US Ecology Inc	640		14		Cantel Medical Corp	7,804		183
			$2,086		CardioNet Inc (a)	49,532		140
					Chindex International Inc (a)	102		1
Food - 1.70%					Columbia Laboratories Inc (a)	8,537		6
Arden Group Inc	291		26		CONMED Corp	66,564		1,903
B&G Foods Inc	8,462		188		CryoLife Inc (a)	35,659		189
Cal-Maine Foods Inc	10,428		376		Cutera Inc (a)	19,781		174
Chefs' Warehouse Inc/The (a)	2,887		70
					Cynosure Inc (a)	17,543		363
Chiquita Brands International Inc (a)	97,791		832
					Digirad Corp (a)	15,358		34
Dean Foods Co (a)	22,137		272
					Exactech Inc (a)	1,906		30
Dole Food Co Inc (a)	111,745		948
					Greatbatch Inc (a)	58,212		1,356
Fresh Del Monte Produce Inc	126,883		2,940		Hanger Orthopedic Group Inc (a)	6,463		152
Hain Celestial Group Inc (a)	54,693		2,586
					ICU Medical Inc (a)	3,561		187
Harris Teeter Supermarkets Inc	14,710		558		Invacare Corp	60,372		956
Imperial Sugar Co	15,684		64		Iridex Corp (a)	700		3
Ingles Markets Inc	12,585		219		IRIS International Inc (a)	3,104		41
John B Sanfilippo & Son Inc (a)	17,710		256
					LeMaitre Vascular Inc	2,833		15
Nash Finch Co	24,769		621		Medical Action Industries Inc (a)	13,878		77
Pilgrim's Pride Corp (a)	33,263		237
					Misonix Inc (a)	11,445		22
Post Holdings Inc (a)	93,675		2,787
					Natus Medical Inc (a)	21,360		262
Sanderson Farms Inc	8,031		414		Palomar Medical Technologies Inc (a)	13,460		117
Seaboard Corp (a)	126		251
					PhotoMedex Inc (a)	538		8
Seneca Foods Corp (a)	10,128		236
					Sirona Dental Systems Inc (a)	37,400		1,889
Smart Balance Inc (a)	136,301		804
					Solta Medical Inc (a)	54,412		177
Snyders-Lance Inc	17,042		441		SRI/Surgical Express Inc (a)	3,941		15
Spartan Stores Inc	43,708		797		STAAR Surgical Co (a)	2,972		33
SUPERVALU Inc	116,145		690		SurModics Inc (a)	27,559		407
Tootsie Roll Industries Inc	1,551		37		Symmetry Medical Inc (a)	46,905		333
TreeHouse Foods Inc (a)	6,037		347
					Teleflex Inc	78,678		4,931
Village Super Market Inc	3,800		105		Urologix Inc (a)	4,996		5
Weis Markets Inc	18,736		836		West Pharmaceutical Services Inc	77,712		3,490
			$17,938		Wright Medical Group Inc (a)	21,283		397
Forest Products & Paper - 0.82%					Young Innovations Inc	2,357		80
AbitibiBowater Inc (a)	2,380		32		Zeltiq Aesthetics Inc (a)	1,335		8
Boise Inc	228,461		1,745					$19,691
Buckeye Technologies Inc	82,912		2,687		Healthcare - Services - 2.05%
Clearwater Paper Corp (a)	10,000		330
					Addus HomeCare Corp (a)	4,596		21
KapStone Paper and Packaging Corp (a)	16,664		301
					Almost Family Inc (a)	5,819		142
Mercer International Inc (a)	49,127		337
					Amedisys Inc (a)	60,094		886
Neenah Paper Inc	4,582		131		American Shared Hospital Services (a)	1,075		4
PH Glatfelter Co	111,864		1,743		Amsurg Corp (a)	70,751		2,035
Schweitzer-Mauduit International Inc	16,295		1,105		Assisted Living Concepts Inc	35,807		641
Wausau Paper Corp	29,646		268		BioClinica Inc (a)	4,382		25
			$8,679		Capital Senior Living Corp (a)	45,356		440
Gas - 1.00%					Centene Corp (a)	19,936		789
Atmos Energy Corp	149,250		4,863		Community Health Systems Inc (a)	14,079		343
Chesapeake Utilities Corp	9,489		398		Dynacq Healthcare Inc (a)	172		—
Laclede Group Inc/The	13,764		542		Five Star Quality Care Inc (a)	70,487		242
New Jersey Resources Corp	24,762		1,071		Gentiva Health Services Inc (a)	61,775		512
Northwest Natural Gas Co	9,677		442		HealthSouth Corp (a)	91,426		2,047
Piedmont Natural Gas Co Inc	25,694		783		Healthways Inc (a)	51,326		343
South Jersey Industries Inc	8,871		437		Kindred Healthcare Inc (a)	126,701		1,221
Southwest Gas Corp	24,967		1,049		LHC Group Inc (a)	6,108		108
WGL Holdings Inc	25,195		1,011		LifePoint Hospitals Inc (a)	141,849		5,535
					Magellan Health Services Inc (a)	34,102		1,510
			$10,596		Medcath Corp (a)	31,637		250

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Healthcare - Services (continued)					Insurance (continued)
Molina Healthcare Inc (a)	30,946		$794		EMC Insurance Group Inc	15,574		$307
National Healthcare Corp	3,977		181		Employers Holdings Inc	43,917		760
Select Medical Holdings Corp (a)	55,151		472		Endurance Specialty Holdings Ltd	51,269		2,060
Skilled Healthcare Group Inc (a)	53,598		411		Enstar Group Ltd (a)	2,907		274
Sun Healthcare Group Inc (a)	30,208		218		FBL Financial Group Inc	73,539		2,141
SunLink Health Systems Inc (a)	4,000		5		First Acceptance Corp (a)	19,254		30
Sunrise Senior Living Inc (a)	9,291		58		First American Financial Corp	136,922		2,293
Triple-S Management Corp (a)	37,165		782		Flagstone Reinsurance Holdings SA	106,801		801
Universal American Corp/NY	169,797		1,559		Fortegra Financial Corp (a)	3,758		31
Vanguard Health Systems Inc (a)	12,549		111		Global Indemnity PLC (a)	18,376		331
			$21,685		Greenlight Capital Re Ltd (a)	9,137		227
					Hallmark Financial Services (a)	24,210		182
Holding Companies - Diversified - 0.05%					Hanover Insurance Group Inc/The	31,818		1,284
Compass Diversified Holdings	17,000		250		Harleysville Group Inc	7,717		462
Harbinger Group Inc (a)	24,832		128
					HCC Insurance Holdings Inc	185,973		5,944
Primoris Services Corp	2,062		30		Hilltop Holdings Inc (a)	66,295		526
Resource America Inc	17,206		120		Horace Mann Educators Corp	85,427		1,500
			$528		Independence Holding Co	16,138		171
Home Builders - 0.44%					Infinity Property & Casualty Corp	12,453		665
Beazer Homes USA Inc (a)	112,331		348		Investors Title Co	627		32
Cavco Industries Inc (a)	5,393		279		Kansas City Life Insurance Co	2,686		87
Hovnanian Enterprises Inc (a)	15,126		30		Kemper Corp	86,488		2,594
KB Home	48,087		417		Maiden Holdings Ltd	198,884		1,652
M/I Homes Inc (a)	22,115		294		MBIA Inc (a)	170,887		1,723
MDC Holdings Inc	52,157		1,467		Meadowbrook Insurance Group Inc	55,413		490
Meritage Homes Corp (a)	34,217		971		MGIC Investment Corp (a)	250,880		868
Orleans Homebuilders Inc (a),(b),(c)	7,702		—		Montpelier Re Holdings Ltd ADR	187,907		3,855
Ryland Group Inc/The	26,996		608		National Interstate Corp	4,171		100
Skyline Corp	2,373		13		National Security Group Inc	269		2
Standard Pacific Corp (a)	38,140		193		National Western Life Insurance Co	2,361		321
					Navigators Group Inc/The (a)	30,358		1,443
			$4,620
					OneBeacon Insurance Group Ltd	25,763		367
Home Furnishings - 0.30%					Phoenix Cos Inc/The (a)	139,953		294
Bassett Furniture Industries Inc	10,669		114		Platinum Underwriters Holdings Ltd	47,786		1,750
Cobra Electronics Corp (a)	6,755		34		Presidential Life Corp	40,333		467
Emerson Radio Corp (a)	4,358		9		Primerica Inc	26,551		696
Ethan Allen Interiors Inc	16,435		382		ProAssurance Corp	27,248		2,401
Flexsteel Industries Inc	2,717		54		Protective Life Corp	63,455		1,857
Furniture Brands International Inc (a)	62,980		99		Radian Group Inc	323,240		1,009
Hooker Furniture Corp	12,063		143		RLI Corp	13,149		906
Kimball International Inc	39,515		270		Safety Insurance Group Inc	25,457		1,014
La-Z-Boy Inc (a)	72,711		1,095		SeaBright Holdings Inc	29,326		264
Sealy Corp (a)	30,916		64		Selective Insurance Group Inc	91,902		1,607
Select Comfort Corp (a)	7,694		222		StanCorp Financial Group Inc	28,104		1,079
Skullcandy Inc (a)	4,007		65		State Auto Financial Corp	37,338		535
Stanley Furniture Co Inc (a)	7,500		34		Stewart Information Services Corp	39,522		582
Universal Electronics Inc (a)	849		14		Symetra Financial Corp	111,591		1,357
VOXX International Corp (a)	47,074		598		Tower Group Inc	218,677		4,719
			$3,197		Unico American Corp	5,796		68
Housewares - 0.02%					United Fire Group Inc	41,256		710
Lifetime Brands Inc	17,469		204		Universal Insurance Holdings Inc	11,361		47
								$79,599

Insurance - 7.54%					Internet - 1.00%
21st Century Holding Co (a)	5,573		25		1-800-Flowers.com Inc (a)	40,981		122
Affirmative Insurance Holdings Inc (a)	6,896		3		AOL Inc (a)	68,812		1,723
					Archipelago Learning Inc (a)	3,318		37
Alterra Capital Holdings Ltd	64,387		1,541		AsiaInfo-Linkage Inc (a)	21,014		265
American Equity Investment Life Holding Co	408,301		5,006		DealerTrack Holdings Inc (a)	3,582		107
American National InsuranceCo	974		68		Digital River Inc (a)	13,264		250
American Safety Insurance Holdings Ltd (a)	22,963		435		EarthLink Inc	247,929		2,013
Amerisafe Inc (a)	7,719		206		ePlus Inc (a)	12,523		372
Amtrust Financial Services Inc	12,667		345		eResearchTechnology Inc (a)	14,438		114
Argo Group International Holdings Ltd	56,465		1,629		Hollywood Media Corp (a)	2,661		3
Aspen Insurance Holdings Ltd	61,168		1,732		ICG Group Inc (a)	35,432		336
CitizensInc/TX (a)	15,791		152		InfoSpace Inc (a)	70,981		790
Baldwin & Lyons Inc	11,131		242		Internap Network Services Corp (a)	18,809		132
CNO Financial Group Inc	1,065,181		7,744		Ipass Inc (a)	14,971		39
Delphi Financial Group Inc	104,388		4,741		Limelight Networks Inc (a)	13,124		36
Donegal Group Inc	20,082		273		Looksmart Ltd (a)	5,763		5
Eastern Insurance Holdings Inc	5,136		79		ModusLink Global Solutions Inc (a)	73,370		363
eHealth Inc(a)	27,828		493		See accompanying notes 392

Schedule of Investments
SmallCap Value Fund II
April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Internet (continued)					Lodging (continued)
Online Resources Corp (a)	41,546		$118		MTR Gaming Group Inc (a)	18,997		$97
Orbitz Worldwide Inc (a)	13,256		48		Orient-Express Hotels Ltd (a)	211,698		2,264
Overstock.com Inc (a)	13,838		83		Red Lion Hotels Corp (a)	31,701		264
PC-Tel Inc	47		—					$10,030
QuinStreet Inc (a)	14,757		155
RealNetworks Inc	33,014		316		Machinery - Construction & Mining - 0.05%
					Astec Industries Inc (a)	15,949		499
Reis Inc (a)	12,410		108
Safeguard Scientifics Inc (a)	44,739		732
support.com Inc (a)	7,801		28		Machinery - Diversified - 0.68%
TechTarget Inc (a)	19,212		143		Alamo Group Inc	21,991		741
TeleCommunication Systems Inc (a)	63,261		122		Albany International Corp	9,299		224
TheStreet Inc	29,207		59		Briggs & Stratton Corp	93,768		1,697
United Online Inc	179,564		851		Cascade Corp	3,467		163
ValueClick Inc (a)	7,042		149		Chart Industries Inc (a)	7,572		579
Websense Inc (a)	12,876		267		Cognex Corp	4,877		196
XO Group Inc (a)	69,200		642		Columbus McKinnon Corp/NY (a)	2,543		38
Zix Corp (a)	19,580		55		DXP Enterprises Inc (a)	9,026		391
			$10,583		Flow International Corp (a)	3,612		15
					Gencor Industries Inc (a)	717		5
Investment Companies - 1.26%					Global Power Equipment Group Inc (a)	4,751		119
Apollo Investment Corp	227,024		1,645		Hurco Cos Inc (a)	12,430		328
Ares Capital Corp	391,200		6,275		Intermec Inc (a)	59,393		316
Arlington Asset Investment Corp	4,108		97		Intevac Inc (a)	8,413		68
BlackRock Kelso Capital Corp	29,908		289		Kadant Inc (a)	24,016		621
Capital Southwest Corp	2,090		200		Key Technology Inc (a)	1,200		16
Fifth Street Finance Corp	29,585		290		NACCO Industries Inc	5,567		631
Gladstone Capital Corp	38,801		311
Golub Capital BDC Inc	7,660		114		Robbins & Myers Inc	16,210		789
					Sauer-Danfoss Inc	2,679		116
Kohlberg Capital Corp	23,606		146		Tecumseh Products Co (a)	19,894		76
Main Street Capital Corp	20,546		526
MCG Capital Corp	161,565		677		Twin Disc Inc	4,048		89
Medallion Financial Corp	51,999		568					$7,218
New Mountain Finance Corp	4,422		60		Media - 1.11%
PennantPark Investment Corp	19,906		208		AH Belo Corp	26,578		117
Prospect Capital Corp	51,014		557		Beasley Broadcasting Group Inc (a)	5,597		29
Solar Capital Ltd	26,671		554		Belo Corp	26,227		177
Steel Excel Inc (a)	16,164		453		Cambium Learning Group Inc (a)	12,732		29
TICC Capital Corp	15,786		145		Central European Media Enterprises Ltd (a)	28,385		225
Triangle Capital Corp	11,382		230		Courier Corp	16,126		166
			$13,345		Crown Media Holdings Inc (a)	12,555		19
					Cumulus Media Inc (a)	45,088		163
Iron & Steel - 0.35%					Digital Generation Inc (a)	13,493		125
Commercial Metals Co	164,273		2,428		Dolan Co/The (a)	39,434		315
Friedman Industries Inc	7,160		84		Entercom Communications Corp (a)	16,003		99
Schnitzer Steel Industries Inc	19,173		765		EW Scripps Co (a)	77,146		707
Shiloh Industries Inc	15,270		140		Fisher Communications Inc (a)	11,174		367
Universal Stainless & Alloy (a)	7,119		330
					Gray Television Inc (a)	76,562		137
			$3,747		Here Media Inc (a),(c)	3,700		—
Leisure Products & Services - 0.22%					Here Media Inc - Special Shares (a),(c)	3,700		—
Aldila Inc (a)	1,259		4		John Wiley & Sons Inc	82,587		3,732
Arctic Cat Inc (a)	19,502		863		Journal Communications Inc (a)	54,473		228
Black Diamond Inc (a)	14,212		141		Knology Inc (a)	1,734		34
Callaway Golf Co	109,279		670		Lee Enterprises Inc (a)	35,228		40
Cybex International Inc (a)	4,747		11		LIN TV Corp (a)	38,833		154
Escalade Inc	1,608		9		McClatchy Co/The (a)	96,579		262
Johnson Outdoors Inc (a)	9,403		174		Media General Inc (a)	19,401		69
Life Time Fitness Inc (a)	6,325		294		Meredith Corp	24,786		714
Marine Products Corp	3,231		19		New Frontier Media Inc (a)	917		1
Nautilus Inc (a)	17,373		45		New York Times Co/The (a)	106,728		674
Town Sports International Holdings Inc (a)	7,201		92		Nexstar Broadcasting Group Inc (a)	5,367		42
			$2,322		Outdoor Channel Holdings Inc	15,992		118
					Radio One Inc (a)	27,800		31
Lodging - 0.95%					Saga Communications Inc (a)	5,544		209
Ameristar Casinos Inc	42,244		759		Salem Communications Corp	5,196		28
Boyd Gaming Corp (a)	128,599		989
Caesars Entertainment Corp (a)	9,343		137		Scholastic Corp	62,932		1,923
					Sinclair Broadcast Group Inc	66,161		680
Choice Hotels International Inc	58,725		2,209		Spanish Broadcasting System Inc (a)	421		3
Full House Resorts Inc (a)	8,288		25
Gaylord Entertainment Co (a)	85,837		2,702		World Wrestling Entertainment Inc	9,840		78
								$11,695
Marcus Corp	41,965		525
Monarch Casino & Resort Inc (a)	6,096		59

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Metal Fabrication & Hardware - 0.98%					Miscellaneous Manufacturing (continued)
AM Castle & Co (a)	34,770		$466		Synalloy Corp	580		$7
Ampco-Pittsburgh Corp	11,107		206		Tredegar Corp	29,273		508
Chicago Rivet & Machine Co	269		5		Trinity Industries Inc	85,168		2,521
Eastern Co/The	538		13					$23,192
Haynes International Inc	4,186		261
Kaydon Corp	22,303		547		Office Furnishings - 0.02%
Lawson Products Inc/DE	9,212		134		Kewaunee Scientific Corp	627		5
LB Foster Co	10,693		287		Steelcase Inc	27,635		239
Mueller Industries Inc	20,262		926		Virco Manufacturing Corp	4,847		9
Mueller Water Products Inc - Class A	223,138		802					$253
NN Inc (a)	4,738		37		Oil & Gas - 2.49%
Northwest Pipe Co (a)	17,306		361		Alon USA Energy Inc	56,851		514
Olympic Steel Inc	18,328		387		Approach Resources Inc (a)	4,752		171
RBC Bearings Inc (a)	2,758		129		Barnwell Industries Inc (a)	1,990		6
RTI International Metals Inc (a)	56,082		1,377		Berry Petroleum Co	2,410		110
Sun Hydraulics Corp	6,043		151		Bill Barrett Corp (a)	75,492		1,810
Valmont Industries Inc	32,930		4,081		Black Ridge Oil and Gas Inc (a)	6,777		4
Worthington Industries Inc	8,647		154		Bonanza Creek Energy Inc (a)	2,338		51
			$10,324		BPZ Resources Inc (a)	49,717		201
					Comstock Resources Inc (a)	73,181		1,286
Mining - 1.02%					Contango Oil & Gas Co (a)	3,464		188
Century Aluminum Co (a)	199,433		1,835
					Crimson Exploration Inc (a)	54,665		298
Charles & Colvard Ltd (a)	9,443		40
Coeur d'Alene Mines Corp (a)	163,044		3,514		CVR Energy Inc	31,527		958
Globe Specialty Metals Inc	91,850		1,225		Delek US Holdings Inc	63,670		1,037
					Double Eagle Petroleum Co (a)	384		2
Golden Star Resources Ltd (a)	89,636		137
					Endeavour International Corp (a)	30,398		380
Hecla Mining Co	24,898		107		Energy Partners Ltd (a)	61,366		999
Horsehead Holding Corp (a)	51,024		573
Jaguar Mining Inc (a)	35,406		96		Energy XXI Bermuda Ltd	6,000		226
					Forest Oil Corp (a)	45,388		605
Kaiser Aluminum Corp	35,950		1,890		Gastar Exploration Ltd (a)	368		1
Materion Corp	8,155		201		GeoMet Inc (a)	16,119		8
Noranda Aluminum Holding Corp	6,591		70		GeoResources Inc (a)	4,927		186
Revett Minerals Inc (a)	6,824		27
Stillwater Mining Co (a)	22,975		246		GMX Resources Inc	7,344		10
					Harvest Natural Resources Inc (a)	52,131		359
Thompson Creek Metals Co Inc (a)	72,700		431
					Hercules Offshore Inc (a)	239,648		1,217
United States Lime & Minerals Inc (a)	1,269		61
					HKN Inc (a)	8,949		20
USEC Inc (a)	191,501		161
					Oasis Petroleum Inc (a)	96,025		3,176
Vista Gold Corp (a)	38,622		117
					Parker Drilling Co (a)	329,082		1,701
			$10,731		Penn Virginia Corp	70,401		360
Miscellaneous Manufacturing - 2.20%					Petroleum Development Corp (a)	46,414		1,596
Actuant Corp	237,387		6,474		Petroquest Energy Inc (a)	27,193		164
American Biltrite Inc (a)	1		—		Rex Energy Corp (a)	3,855		41
American Railcar Industries Inc (a)	31,096		839		Swift Energy Co (a)	53,686		1,624
AO Smith Corp	108,200		5,150		Triangle Petroleum Corp (a)	2,489		16
Barnes Group Inc	28,471		751		Unit Corp (a)	71,217		3,009
Blount International Inc (a)	11,086		179		Vaalco Energy Inc (a)	65,882		598
Ceradyne Inc	64,911		1,643		Vantage Drilling Co (a)	112,206		177
Chase Corp	3,893		58		Venoco Inc (a)	14,331		159
CLARCOR Inc	1,528		73		Warren Resources Inc (a)	38,564		119
Colfax Corp (a)	1,758		60		Western Refining Inc	154,580		2,945
Core Molding Technologies Inc (a)	244		2					$26,332
EnPro Industries Inc (a)	4,704		195
Federal Signal Corp (a)	80,591		416		Oil & Gas Services - 1.98%
FreightCar America Inc	7,675		166		Bolt Technology Corp	2,076		30
					C&J Energy Services Inc (a)	3,617		68
GP Strategies Corp (a)	10,115		170
					Cal Dive International Inc (a)	123,543		478
Harsco Corp	11,524		257		Dawson Geophysical Co (a)	22,170		595
Hexcel Corp (a)	11,874		325
					Exterran Holdings Inc (a)	125,561		1,696
ITT Corp	13,588		305		Geokinetics Inc (a)	4,962		9
John Bean Technologies Corp	1,249		20
Koppers Holdings Inc	5,785		225		Gulf Island Fabrication Inc	25,922		726
					Helix Energy Solutions Group Inc (a)	286,540		5,849
Lydall Inc (a)	21,126		223
					Hornbeck Offshore Services Inc (a)	66,518		2,769
Metabolix Inc (a)	6,149		17
					Key Energy Services Inc (a)	7,891		100
MFRI Inc (a)	5,284		37
					Matrix Service Co (a)	14,044		192
Movado Group Inc	38,050		1,078		Mitcham Industries Inc (a)	14,105		335
Myers Industries Inc	35,187		581		Natural Gas Services Group Inc (a)	31,159		407
NL Industries Inc	5,452		77		Newpark Resources Inc (a)	107,556		683
Park-Ohio Holdings Corp (a)	2,596		56
					Oil States International Inc (a)	41,282		3,285
Smith & Wesson Holding Corp (a)	25,688		212
					Pioneer Drilling Co (a)	75,457		595
Standex International Corp	11,204		494		SEACOR Holdings Inc (a)	19,244		1,788
STR Holdings Inc (a)	19,015		73
					Tesco Corp (a)	3,468		57

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Oil & Gas Services (continued)					REITS - 5.87%
Tetra Technologies Inc (a)	90,048		$784		Acadia Realty Trust	14,612		$339
TGC Industries Inc (a)	6,353		72		Agree Realty Corp	33,569		765
Union Drilling Inc (a)	32,815		183		American Assets Trust Inc	1,126		26
Willbros Group Inc (a)	34,064		184		American Campus Communities Inc	18,208		809
			$20,885		Anworth Mortgage Asset Corp	84,553		570
					Apollo Commercial Real Estate Finance Inc	34,026		549
Packaging & Containers - 0.99%					ARMOUR Residential REIT Inc	110,390		771
AEP Industries Inc (a)	660		23
Graphic Packaging Holding Co (a)	205,052		1,097		Ashford Hospitality Trust Inc	101,289		865
Mod-Pac Corp (a)	1,250		9		Associated Estates Realty Corp	16,448		278
					BioMed Realty Trust Inc	67,778		1,343
Packaging Corp of America	89,793		2,621		Capstead Mortgage Corp	73,856		1,014
Silgan Holdings Inc	152,850		6,705		CBL & Associates Properties Inc	91,153		1,698
			$10,455		Chesapeake Lodging Trust	13,974		253
Pharmaceuticals - 0.74%					Colonial Properties Trust	60,764		1,359
Allos Therapeutics Inc (a)	9,671		18		Colony Financial Inc	14,006		238
Anika Therapeutics Inc (a)	13,024		222		Coresite Realty Corp	8,411		210
Array BioPharma Inc (a)	30,336		106		Cousins Properties Inc	90,927		714
BioScrip Inc (a)	5,988		44		CreXus Investment Corp	25,184		264
Cornerstone Therapeutics Inc (a)	4,871		29		CubeSmart	79,788		1,002
Furiex Pharmaceuticals Inc (a)	6,347		91		CYS Investments Inc	40,530		556
Hi-Tech Pharmacal Co Inc (a)	4,348		142		DCT Industrial Trust Inc	163,040		967
Idenix Pharmaceuticals Inc (a)	17,615		154		DiamondRock Hospitality Co	60,719		645
Impax Laboratories Inc (a)	3,662		90		DuPont Fabros Technology Inc	53,714		1,459
Infinity Pharmaceuticals Inc (a)	186		3		Dynex Capital Inc	19,633		185
KV Pharmaceutical Co (a)	54,726		63		EastGroup Properties Inc	6,189		311
Lannett Co Inc (a)	14,319		56		Education Realty Trust Inc	39,752		448
Medicis Pharmaceutical Corp	4,185		161		Entertainment Properties Trust	49,697		2,385
Myrexis Inc (a)	17,214		52		Equity Lifestyle Properties Inc	4,443		311
Natural Alternatives International Inc (a)	1,459		10		Equity One Inc	42,904		891
Neurocrine Biosciences Inc (a)	10,523		78		Excel Trust Inc	13,637		164
Nutraceutical International Corp (a)	10,391		159		Extra Space Storage Inc	45,853		1,391
Omega Protein Corp (a)	62,888		450		First Industrial Realty Trust Inc (a)	89,753		1,108
Par Pharmaceutical Cos Inc (a)	17,662		748		First Potomac Realty Trust	21,184		264
PharMerica Corp (a)	80,832		959		Franklin Street Properties Corp	37,105		374
Progenics Pharmaceuticals Inc (a)	4,786		53		Gladstone Commercial Corp	4,086		69
Rigel Pharmaceuticals Inc (a)	10,441		81		Glimcher Realty Trust	11,462		113
Schiff Nutrition International Inc (a)	5,326		88		Government Properties Income Trust	15,120		351
Sucampo Pharmaceuticals Inc (a)	8,302		69		Hatteras Financial Corp	44,845		1,307
Synageva BioPharma Corp (a)	138		5		Healthcare Realty Trust Inc	28,244		607
Theragenics Corp (a)	34,889		60		Hersha Hospitality Trust	134,631		774
USANA Health Sciences Inc (a)	5,125		214		Highwoods Properties Inc	131,141		4,555
ViroPharma Inc (a)	163,137		3,548		Hudson Pacific Properties Inc	14,165		224
XenoPort Inc (a)	3,992		18		Inland Real Estate Corp	77,435		666
			$7,771		Invesco Mortgage Capital Inc	48,110		849
					Investors Real Estate Trust	55,760		403
Pipelines - 0.25%					iStar Financial Inc (a)	78,585		544
Crosstex Energy Inc	24,009		357		Kilroy Realty Corp	15,050		714
SemGroup Corp (a)	70,509		2,243		Kite Realty Group Trust	15,927		81
			$2,600		LaSalle Hotel Properties	93,851		2,761
Private Equity - 0.09%					Lexington Realty Trust	120,570		1,073
American Capital Ltd (a)	47,221		469		LTC Properties Inc	22,719		757
Gladstone Investment Corp	20,090		149		Medical Properties Trust Inc	104,267		978
Harris & Harris Group Inc (a)	29,657		119		MFA Financial Inc	307,974		2,273
Hercules Technology Growth Capital Inc	20,594		235		Mission West Properties Inc	11,124		98
					Monmouth Real Estate Investment Corp	52,881		543
			$972		MPG Office Trust Inc (a)	71,585		151
Publicly Traded Investment Fund - 0.01%					National Health Investors Inc	11,876		587
THL Credit Inc	5,630		71		National Retail Properties Inc	84,545		2,315
					NorthStar Realty Finance Corp	157,213		896
					Omega Healthcare Investors Inc	14,191		304
Real Estate - 0.20%
AV Homes Inc (a)	11,557		144		One Liberty Properties Inc	19,524		369
California Coastal Communities Inc (a),(b),(c)	9,672		—		Pebblebrook Hotel Trust	22,115		533
Forestar Group Inc (a)	25,508		393		Pennsylvania Real Estate Investment Trust	53,027		747
Howard Hughes Corp/The (a)	324		22		PennyMac Mortgage Investment Trust	20,349		413
					Post Properties Inc	23,027		1,121
Kennedy-Wilson Holdings Inc	9,778		137		Potlatch Corp	15,413		482
Sovran Self Storage Inc	26,259		1,384		PS Business Parks Inc	6,449		440
Stratus Properties Inc (a)	538		5
					RAIT Financial Trust	52,240		253
Thomas Properties Group Inc	2,931		14		Ramco-Gershenson Properties Trust	25,363		305
			$2,099		Redwood Trust Inc	43,575		509

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

REITS (continued)					Retail (continued)
Resource Capital Corp	27,997		$151		Kirkland's Inc (a)	10,185		$149
Retail Opportunity Investments Corp	60,851		739		Lazare Kaplan International Inc (a)	8,585		22
RLJ Lodging Trust	9,544		179		Lithia Motors Inc	122,544		3,287
Sabra Health Care REIT Inc	9,696		162		Liz Claiborne Inc (a)	32,384		434
Senior Housing Properties Trust	8,902		197		Luby's Inc (a)	27,982		171
Starwood Property Trust Inc	59,838		1,249		MarineMax Inc (a)	29,777		317
Strategic Hotels & Resorts Inc (a)	110,443		752		Mattress Firm Holding Corp (a)	2,409		96
Sun Communities Inc	20,290		888		Men's Wearhouse Inc	54,199		2,008
Sunstone Hotel Investors Inc (a)	158,430		1,616		New York & Co Inc (a)	8,783		35
Two Harbors Investment Corp	106,888		1,118		Office Depot Inc (a)	234,997		714
Urstadt Biddle Properties Inc	23,771		457		OfficeMax Inc (a)	42,834		199
Washington Real Estate Investment Trust	25,621		757		Pacific Sunwear of California Inc (a)	82,036		121
			$61,956		Pantry Inc/The (a)	91,337		1,166
					PC Connection Inc	51,646		414
Retail - 7.11%					PC Mall Inc (a)	20,611		127
America's Car-Mart Inc/TX (a)	10,477		482
ANN Inc (a)	6,800		188		Penske Automotive Group Inc	173,517		4,588
Asbury Automotive Group Inc (a)	23,839		665		Pep Boys-Manny Moe & Jack/The	108,127		1,614
					Perfumania Holdings Inc (a)	3,407		27
Ascena Retail Group Inc (a)	17,454		358
Barnes & Noble Inc (a)	66,426		1,378		PetMed Express Inc	18,480		249
					PF Chang's China Bistro Inc	1,118		44
bebe stores inc	60,602		497		Pier 1 Imports Inc	64,567		1,109
Benihana Inc	25,069		346		Red Robin Gourmet Burgers Inc (a)	8,272		295
Big 5 Sporting Goods Corp	2,501		21		Regis Corp	138,107		2,534
Big Lots Inc (a)	100,550		3,684
					Rite Aid Corp (a)	420,658		610
Biglari Holdings Inc (a)	2,592		1,053
					Roundy's Inc	7,714		96
Bob Evans Farms Inc	55,463		2,121		Ruby Tuesday Inc (a)	123,161		837
Books-A-Million Inc (a)	13,331		43
					rue21 inc (a)	3,647		111
Brown Shoe Co Inc	71,585		652		Rush Enterprises Inc - Class A (a)	67,730		1,224
Build-A-Bear Workshop Inc (a)	42,641		192
					Rush Enterprises Inc - Class B (a)	11,863		176
Cabela's Inc (a)	28,984		1,096
					Ruth's Hospitality Group Inc (a)	17,779		123
Cache Inc (a)	17,640		110
					Saks Inc (a)	86,955		954
Caribou Coffee Co Inc (a)	4,208		69
					Shoe Carnival Inc (a)	27,866		541
Cash America International Inc	19,073		892		Sonic Automotive Inc	40,758		686
Casual Male Retail Group Inc (a)	25,621		80
					Sport Chalet Inc - Class A (a)	5,105		7
Charming Shoppes Inc (a)	225,582		1,331
					Sport Chalet Inc - Class B (a)	717		1
Cheesecake Factory Inc/The (a)	7,250		228
Children's Place Retail Stores Inc/The (a)	23,076		1,061		Stage Stores Inc	87,754		1,340
					Stein Mart Inc (a)	1,866		12
Christopher & Banks Corp	18,860		35		Steinway Musical Instruments Inc (a)	15,737		397
Coast Distribution System/The (a)	2,597		6
					Susser Holdings Corp (a)	11,275		301
Coinstar Inc (a)	4,417		277
					Syms Corp (a)	465		5
Collective Brands Inc (a)	93,054		1,933
					Systemax Inc (a)	14,223		245
Conn's Inc (a)	56,551		925
					Teavana Holdings Inc (a)	3,000		63
Cost Plus Inc (a)	9,404		182
					Texas Roadhouse Inc	2,486		43
Cracker Barrel Old Country Store Inc	780		45		Tuesday Morning Corp (a)	74,537		301
dELiA*s Inc (a)	4,590		7
Denny's Corp (a)	16,600		69		Wendy's Co/The	76,300		372
					West Marine Inc (a)	42,263		495
Dillard's Inc	59,909		3,868		Wet Seal Inc/The (a)	100,974		332
DineEquity Inc (a)	3,480		169
					World Fuel Services Corp	23,477		1,035
Domino's Pizza Inc	26,650		1,008		Zale Corp (a)	54,558		150
DSW Inc	53,825		3,028		Zumiez Inc (a)	3,858		141
Duckwall-ALCO Stores Inc (a)	5,911		47
Express Inc (a)	15,003		354					$75,027
Finish Line Inc/The	35,349		787		Savings & Loans - 2.16%
First Cash Financial Services Inc (a)	81,451		3,336		Ameriana Bancorp	2,687		15
Francesca's Holdings Corp (a)	4,264		134		Astoria Financial Corp	94,192		913
Fred's Inc	101,511		1,454		Atlantic Coast Financial Corp (a)	210		—
Frisch's Restaurants Inc	448		12		B of I Holding Inc (a)	12,236		217
Gaiam Inc (a)	15,945		63		Bank Mutual Corp	34,541		135
Genesco Inc (a)	29,063		2,179		BankAtlantic Bancorp Inc (a)	6,468		36
Golfsmith International Holdings Inc (a)	1,421		7		BankFinancial Corp	24,453		163
Gordmans Stores Inc (a)	152		3		Beneficial Mutual Bancorp Inc (a)	21,363		185
Group 1 Automotive Inc	103,474		5,989		Berkshire Hills Bancorp Inc	36,002		817
Hastings Entertainment Inc/United States (a)	1,165		2		Brookline Bancorp Inc	55,434		498
Haverty Furniture Cos Inc	26,135		314		Camco Financial Corp (a)	7,465		18
hhgregg Inc (a)	22,872		239		Cape Bancorp Inc (a)	3,180		26
Hibbett Sports Inc (a)	5,721		342		Capitol Federal Financial Inc	337,869		3,990
Hot Topic Inc	73,309		718		CFS Bancorp Inc	11,190		62
J Alexander's Corp (a)	4,747		41		Citizens Community Bancorp Inc/WI (a)	2,150		13
Jack in the Box Inc (a)	17,326		394		Citizens South Banking Corp	8,212		41
Jos A Bank Clothiers Inc (a)	3,837		182		Clifton Savings Bancorp Inc	4,679		48
Kenneth Cole Productions Inc (a)	821		13		Dime Community Bancshares Inc	30,261		419

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Savings & Loans (continued)					Semiconductors (continued)
ESB Financial Corp	7,554		$101		Hittite Microwave Corp (a)	42,250		$2,262
ESSA Bancorp Inc	9,408		92		Ikanos Communications Inc (a)	9,018		7
First Defiance Financial Corp	15,828		272		Integrated Device Technology Inc (a)	21,904		148
First Federal Bancshares of Arkansas Inc (a)	356		3		Integrated Silicon Solution Inc (a)	62,532		664
First Financial Holdings Inc	26,521		306		International Rectifier Corp (a)	30,329		662
First Financial Northwest Inc (a)	11,828		94		Intersil Corp	10,200		105
First Pactrust Bancorp Inc	12,288		135		IXYS Corp (a)	5,666		71
First Place Financial Corp/OH (a)	10,217		7		Kopin Corp (a)	26,786		96
Flushing Financial Corp	45,432		592		Kulicke & Soffa Industries Inc (a)	29,367		385
Fox Chase Bancorp Inc	19,382		246		Lattice Semiconductor Corp (a)	59,089		323
Hampden Bancorp Inc	448		6		LTX-Credence Corp (a)	13,864		96
HF Financial Corp	4,179		50		Microsemi Corp (a)	196,150		4,221
HMN Financial Inc (a)	180		1		MKS Instruments Inc	64,123		1,773
Home Bancorp Inc (a)	3,409		59		Monolithic Power Systems Inc (a)	4,463		93
Home Federal Bancorp Inc/ID	10,981		108		Nanometrics Inc (a)	18,092		280
HopFed Bancorp Inc	832		7		OmniVision Technologies Inc (a)	13,321		245
Investors Bancorp Inc (a)	16,806		260		Pericom Semiconductor Corp (a)	40,627		319
Kaiser Federal Financial Group Inc	604		8		Photronics Inc (a)	153,042		948
Kearny Financial Corp	8,592		83		QLogic Corp (a)	217,938		3,759
Meta Financial Group Inc	3,224		68		Richardson Electronics Ltd/United States	60,512		763
MutualFirst Financial Inc	1,041		11		Rudolph Technologies Inc (a)	17,871		193
New Hampshire Thrift Bancshares Inc	896		12		Semtech Corp (a)	60,175		1,640
Northeast Community Bancorp Inc	2,697		15		Sigma Designs Inc (a)	52,200		288
Northwest Bancshares Inc	122,574		1,510		Standard Microsystems Corp (a)	17,944		476
Ocean Shore Holding Co	1,100		13		Supertex Inc (a)	20,144		413
OceanFirst Financial Corp	9,270		135		Teradyne Inc (a)	164,350		2,829
Oritani Financial Corp	68,536		1,015		Tessera Technologies Inc	75,950		1,187
Pacific Premier Bancorp Inc (a)	4,978		39		TriQuint Semiconductor Inc (a)	30,309		148
Provident Financial Holdings Inc	7,196		78		Veeco Instruments Inc (a)	77,718		2,346
Provident Financial Services Inc	151,376		2,225					$35,092
Provident New York Bancorp	66,414		561
Riverview Bancorp Inc (a)	11,395		20		Shipbuilding - 0.01%
					Huntington Ingalls Industries Inc (a)	3,302		130
Rockville Financial Inc	13,018		152
Roma Financial Corp	4,776		45
SI Financial Group Inc	418		5		Software - 1.59%
Territorial Bancorp Inc	8,702		189		Accelrys Inc (a)	22,388		184
TF Financial Corp	1,223		30		ACI Worldwide Inc (a)	3,151		126
TierOne Corp (a)	2,447		—		Actuate Corp (a)	1,934		14
Timberland Bancorp Inc/WA (a)	7,281		37		Acxiom Corp (a)	43,166		593
United Community Financial Corp/OH (a)	23,899		38		Avid Technology Inc (a)	43,973		382
United Financial Bancorp Inc	18,234		293		Broadridge Financial Solutions Inc	167,300		3,883
ViewPoint Financial Group Inc	14,448		230		Bsquare Corp (a)	81		—
Washington Federal Inc	315,614		5,536		Concurrent Computer Corp (a)	2,188		8
Waterstone Financial Inc (a)	8,011		25		CSG Systems International Inc (a)	11,520		166
Westfield Financial Inc	36,336		272		Digi International Inc (a)	38,778		360
WSB Holdings Inc (a)	3,966		12		Dynavox Inc (a)	1,111		3
WSFS Financial Corp	5,311		212		Ebix Inc	5,913		121
			$22,804		EPIQ Systems Inc	42,069		478
					Fair Isaac Corp	18,055		775
Semiconductors - 3.32%					Greenway Medical Technologies (a)	1,787		27
Aetrium Inc (a)	352		—
					GSE Systems Inc (a)	825		2
Alpha & Omega Semiconductor Ltd (a)	19,263		190
					Guidewire Software Inc (a)	1,512		41
Amkor Technology Inc (a)	43,119		223
					Imperva Inc (a)	939		33
ANADIGICS Inc (a)	14,843		33
					JDA Software Group Inc (a)	13,672		395
ATMI Inc (a)	23,576		495
Axcelis Technologies Inc (a)	121,172		165		Mantech International Corp	29,208		918
					Market Leader Inc (a)	2,508		9
AXT Inc (a)	30,708		156
					MedAssets Inc (a)	7,641		96
Brooks Automation Inc	26,980		317		Official Payments Holdings Inc (a)	7,585		36
Cabot Microelectronics Corp	18,718		643		Omnicell Inc (a)	10,452		149
Cascade Microtech Inc (a)	8,181		39
					Pervasive Software Inc (a)	10,168		63
Cohu Inc	47,603		523		Progress Software Corp (a)	10,761		249
DSP Group Inc (a)	41,016		268
					Quest Software Inc (a)	46,733		1,088
Emulex Corp (a)	73,869		641
Entegris Inc (a)	83,393		738		Schawk Inc	3,050		41
					Seachange International Inc (a)	34,278		282
Exar Corp (a)	67,563		535
					SoundBite Communications Inc (a)	100		—
Fairchild Semiconductor International Inc (a)	191,325		2,711
					SS&C Technologies Holdings Inc (a)	10,149		241
FormFactor Inc (a)	43,657		245
					SYNNEX Corp (a)	79,264		3,020
GigOptix Inc (a)	7,344		22
					Tangoe Inc (a)	1,733		35
GSI Group Inc (a)	16,265		196
					THQ Inc (a)	19,186		13
GSI Technology Inc (a)	12,260		52
GT Advanced Technologies Inc (a)	24,527		160

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Software (continued)					Textiles - 0.24%
Verint Systems Inc (a)	97,200		$2,939		Culp Inc (a)	1,360		$16
			$16,770		Dixie Group Inc/The (a)	8,718		34
					G&K Services Inc	31,088		1,021
Storage & Warehousing - 0.17%					UniFirst Corp/MA	23,634		1,436
Mobile Mini Inc (a)	73,994		1,396
Wesco Aircraft Holdings Inc (a)	26,298		415					$2,507
			$1,811		Toys, Games & Hobbies - 0.09%
					Jakks Pacific Inc	41,643		794
Supranational Bank - 0.11%					LeapFrog Enterprises Inc (a)	17,298		162
Banco Latinoamericano de Comercio Exterior	54,476		1,136					$956
SA
					Transportation - 2.43%
					Air Transport Services Group Inc (a)	49,014		260
Telecommunications - 1.99%					Alexander & Baldwin Inc	66,625		3,408
Alaska Communications Systems Group Inc	23,148		59
Anaren Inc (a)	12,248		221		Arkansas Best Corp	45,637		700
					Atlas Air Worldwide Holdings Inc (a)	99,999		4,605
Anixter International Inc (a)	5,756		395
Arris Group Inc (a)	179,896		2,326		Baltic Trading Ltd	7,329		34
					Bristow Group Inc	87,351		4,267
Atlantic Tele-Network Inc	4,372		149		CAI International Inc (a)	6,240		129
Aviat Networks Inc (a)	54,484		139
					Covenant Transportation Group Inc (a)	11,049		37
Black Box Corp	48,126		1,088
Cincinnati Bell Inc (a)	118,743		451		DHT Holdings Inc	127,786		102
					Eagle Bulk Shipping Inc (a)	103,480		170
Clearfield Inc (a)	543		2
					Echo Global Logistics Inc (a)	13,176		224
Communications Systems Inc	12,750		166		Excel Maritime Carriers Ltd (a)	131,549		246
Comtech Telecommunications Corp	64,459		1,994		Frozen Food Express Industries Inc (a)	18,708		24
Consolidated Communications Holdings Inc	3,633		70		Genco Shipping & Trading Ltd (a)	61,033		327
Ditech Networks Inc (a)	25,522		24
					Gulfmark Offshore Inc (a)	48,544		2,338
EchoStar Corp (a)	14,209		413
Extreme Networks (a)	42,572		163		International Shipholding Corp	8,150		172
FiberTower Corp (a)	34,001		5		Knight Transportation Inc	18,010		296
General Communication Inc (a)	722		6		Knightsbridge Tankers Ltd	13,982		177
GeoEye Inc (a)	8,454		194		Marten Transport Ltd	35,169		741
Globecomm Systems Inc (a)	18,938		268		Nordic American Tankers Ltd	20,748		302
Harmonic Inc (a)	59,481		280		Overseas Shipholding Group Inc	34,268		401
ID Systems Inc (a)	1,586		10		PAM Transportation Services Inc	10,768		115
					PHI Inc (a)	22,986		612
IDT Corp - Class B	2,751		23
Infinera Corp (a)	33,958		243		Providence and Worcester Railroad Co	3,324		53
					RailAmerica Inc (a)	71,230		1,651
Iridium Communications Inc (a)	119,976		1,054
					Roadrunner Transportation Systems Inc (a)	5,220		91
Leap Wireless International Inc (a)	85,289		478
					Saia Inc (a)	24,441		459
Loral Space & Communications Inc	9,701		602
Netgear Inc (a)	5,746		221		Ship Finance International Ltd	21,271		294
					Swift Transportation Co (a)	22,711		238
Neutral Tandem Inc (a)	36,636		426
Novatel Wireless Inc (a)	17,353		50		Universal Truckload Services Inc	3,501		55
					USA Truck Inc (a)	8,609		59
Oclaro Inc (a)	6,644		19
Oplink Communications Inc (a)	23,914		379		Werner Enterprises Inc	129,876		3,068
OpNext Inc (a)	20,136		24					$25,655
Optical Cable Corp	6,772		20		Trucking & Leasing - 0.63%
Orbcomm Inc (a)	54,742		179		Amerco Inc	17,552		1,763
Performance Technologies Inc (a)	11,588		26		GATX Corp	85,862		3,681
Plantronics Inc	29,672		1,137		Greenbrier Cos Inc (a)	50,211		866
Preformed Line Products Co	1,632		94		TAL International Group Inc	5,791		239
Premiere Global Services Inc (a)	53,293		476		Willis Lease Finance Corp (a)	8,412		110
Primus Telecommunications Group Inc (a)	1,075		19					$6,659
Relm Wireless Corp (a)	1,332		2
RF Micro Devices Inc (a)	624,952		2,707		Water- 0.19%
Sonus Networks Inc (a)	67,517		191		American States Water Co	21,277		776
SureWest Communications	31,247		705		California Water Service Group	26,624		482
Sycamore Networks Inc (a)	42,842		668		Consolidated Water Co Ltd	8,548		61
Symmetricom Inc (a)	66,412		369		PICO Holdings Inc (a)	11,443		275
TeleNav Inc (a)	607		4		SJW Corp	17,169		413
Tellabs Inc	205,370		774					$2,007
Telular Corp	10,205		92		TOTAL COMMON STOCKS			$1,008,394
Tessco Technologies Inc	2,178		44		CONVERTIBLE PREFERRED STOCKS -
Ubiquiti Networks Inc (a)	4,203		139		0.00%	Shares Held	Value	(000	's)
UniTek Global Services Inc (a)	6,984		23
					Transportation - 0.00%
USA Mobility Inc	44,016		568		DHT Holdings Inc (a),(b),(c)	193		27
UTStarcom Holdings Corp (a)	70,648		93
ViaSat Inc (a)	8,193		396
Vonage Holdings Corp (a)	49,913		102		TOTAL CONVERTIBLE PREFERRED STOCKS			$27
Westell Technologies Inc (a)	99,833		228
WPCS International Inc (a)	2,259		2
			$21,000

See accompanying notes

			Schedule of Investments
			SmallCap Value Fund II
			April 30, 2012 (unaudited)

	Maturity
REPURCHASE AGREEMENTS - 3.83%	Amount (000's)	Value	(000	's)

Banks- 3.83%
Investment in Joint Trading Account; Credit	$8,560		$8,561
Suisse Repurchase Agreement; 0.16%
dated 04/30/12 maturing 05/01/12
(collateralized by US Government
Securities; $8,731,274; 0.00% - 11.25%;
dated 02/15/15 - 08/15/39)
Investment in Joint Trading Account; Deutsche	16,703		16,702
Bank Repurchase Agreement; 0.20% dated
04/30/12 maturing 05/01/12 (collateralized
by US Government Securities;
$17,036,634; 0.00% - 8.20%; dated
05/01/12 - 07/15/37)
Investment in Joint Trading Account; JP	6,263		6,263
Morgan Repurchase Agreement; 0.18%
dated 04/30/12 maturing 05/01/12
(collateralized by US Government
Securities; $6,388,737; 0.00% - 8.38%;
dated 02/08/13 - 04/23/32)
Investment in Joint Trading Account; Merrill	8,939		8,939
Lynch Repurchase Agreement; 0.17%
dated 04/30/12 maturing 05/01/12
(collateralized by US Government Security;
$9,117,453; 1.50%; dated 07/31/16)
			$40,465
TOTAL REPURCHASE AGREEMENTS			$40,465
Total Investments			$1,048,886
Other Assets in Excess of Liabilities, Net - 0.66%			$6,943
TOTAL NET ASSETS - 100.00%			$1,055,829

(a)	Non-Income Producing Security
(b)	Security is Illiquid
(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $38 or 0.00% of net assets.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$149,365
Unrealized Depreciation	(90,216)
Net Unrealized Appreciation (Depreciation)	$59,149
Cost for federal income tax purposes	$989,737

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Financial	32 .75%
Consumer, Non-cyclical	15 .20%
Industrial	14 .54%
Consumer, Cyclical	13 .96%
Technology	6.81%
Energy	4.91%
Communications	4.14%
Basic Materials	4.11%
Utilities	2.76%
Government	0.11%
Diversified	0.05%
Other Assets in Excess of Liabilities, Net	0.66%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2012 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; June 2012	Long	572	$45,852	$46,612	$760
Total					$760
All dollar amounts are shown in thousands (000's)

See accompanying notes

(This page intentionally left blank)

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends		Total
		Value,	Investment	and Unrealized	Total From	from Net	Tax Return	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	of Capital	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Distribution	Distributions	of Period
BOND & MORTGAGE SECURITIES FUND
Class J shares
2012	(c)	$10 .69	$0.16	$0 .23	$0 .39	($0 .17)	$–	($0 .17)	$10.91
2011		10.63	0 .37	0 .07	0 .44	(0 .37)	(0.01)	(0 .38)	10 .69
2010		9.74	0 .40	0 .81	1 .21	(0 .32)	–	(0 .32)	10 .63
2009		8.56	0 .43	1 .11	1 .54	(0 .36)	–	(0 .36)	9 .74
2008		10.55	0 .48	(2 .01)	(1 .53)	(0 .46)	–	(0 .46)	8 .56
2007		10.71	0 .51	(0 .17)	0 .34	(0 .50)	–	(0 .50)	10 .55
Institutional shares
2012	(c)	10.62	0 .18	0 .25	0 .43	(0 .20)	–	(0 .20)	10 .85
2011		10.57	0 .41	0 .07	0 .48	(0 .42)	(0.01)	(0 .43)	10 .62
2010		9.68	0 .45	0 .82	1 .27	(0 .38)	–	(0 .38)	10 .57
2009		8.51	0 .48	1 .10	1 .58	(0 .41)	–	(0 .41)	9 .68
2008		10.50	0 .54	(2 .01)	(1 .47)	(0 .52)	–	(0 .52)	8 .51
2007		10.67	0 .57	(0 .17)	0 .40	(0 .57)	–	(0 .57)	10 .50
R-1 shares
2012	(c)	10.62	0 .14	0 .23	0 .37	(0 .15)	–	(0 .15)	10 .84
2011		10.57	0 .32	0 .07	0 .39	(0 .33)	(0.01)	(0 .34)	10 .62
2010		9.68	0 .37	0 .81	1 .18	(0 .29)	–	(0 .29)	10 .57
2009		8.51	0 .40	1 .11	1 .51	(0 .34)	–	(0 .34)	9 .68
2008		10.49	0 .45	(2 .00)	(1 .55)	(0 .43)	–	(0 .43)	8 .51
2007		10.66	0 .48	(0 .17)	0 .31	(0 .48)	–	(0 .48)	10 .49
R-2 shares
2012	(c)	10.53	0 .14	0 .24	0 .38	(0 .16)	–	(0 .16)	10 .75
2011		10.48	0 .33	0 .07	0 .40	(0 .34)	(0.01)	(0 .35)	10 .53
2010		9.61	0 .38	0 .80	1 .18	(0 .31)	–	(0 .31)	10 .48
2009		8.45	0 .41	1 .10	1 .51	(0 .35)	–	(0 .35)	9 .61
2008		10.42	0 .46	(1 .98)	(1 .52)	(0 .45)	–	(0 .45)	8 .45
2007		10.60	0 .49	(0 .18)	0 .31	(0 .49)	–	(0 .49)	10 .42
R-3 shares
2012	(c)	10.57	0 .15	0 .24	0 .39	(0 .17)	–	(0 .17)	10 .79
2011		10.52	0 .35	0 .07	0 .42	(0 .36)	(0.01)	(0 .37)	10 .57
2010		9.64	0 .40	0 .80	1 .20	(0 .32)	–	(0 .32)	10 .52
2009		8.48	0 .43	1 .09	1 .52	(0 .36)	–	(0 .36)	9 .64
2008		10.45	0 .48	(1 .99)	(1 .51)	(0 .46)	–	(0 .46)	8 .48
2007		10.63	0 .51	(0 .18)	0 .33	(0 .51)	–	(0 .51)	10 .45
R-4 shares
2012	(c)	10.74	0 .16	0 .25	0 .41	(0 .18)	–	(0 .18)	10 .97
2011		10.68	0 .38	0 .07	0 .45	(0 .38)	(0.01)	(0 .39)	10 .74
2010		9.78	0 .42	0 .82	1 .24	(0 .34)	–	(0 .34)	10 .68
2009		8.60	0 .45	1 .11	1 .56	(0 .38)	–	(0 .38)	9 .78
2008		10.60	0 .50	(2 .02)	(1 .52)	(0 .48)	–	(0 .48)	8 .60
2007		10.77	0 .54	(0 .18)	0 .36	(0 .53)	–	(0 .53)	10 .60
R-5 shares
2012	(c)	10.58	0 .17	0 .23	0 .40	(0 .18)	–	(0 .18)	10 .80
2011		10.53	0 .38	0 .07	0 .45	(0 .39)	(0.01)	(0 .40)	10 .58
2010		9.65	0 .43	0 .80	1 .23	(0 .35)	–	(0 .35)	10 .53
2009		8.48	0 .46	1 .10	1 .56	(0 .39)	–	(0 .39)	9 .65
2008		10.46	0 .51	(1 .99)	(1 .48)	(0 .50)	–	(0 .50)	8 .48
2007		10.64	0 .54	(0 .18)	0 .36	(0 .54)	–	(0 .54)	10 .46

See accompanying notes

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

					Ratio of Gross	Ratio of Net
		Net Assets, End of	Ratio of Expenses		Expenses to	Investment Income
		Period (in	to Average Net		Average Net	to Average Net		Portfolio
Total Return		thousands)	Assets		Assets(b)	Assets		Turnover Rate

3.70%(d),(e)		$199,523	0.99	%(f)	1 .19%(f)	2 .96	%(f)	232 .2	%(f)
4.27	(e)	203,129	0.98		1 .12	3 .46		265 .5
12.71	(e)	209,290	1.08		1 .15	3 .98		357 .4
18.65	(e)	191,259	1.12		1 .17	4 .93		365 .1
(15.03	) (e)	186,176	1.08		–	4 .87		302 .6
3.22	(e)	251,634	1.18		–	4 .75		259 .1

4.06	(d)	1,544,855	0.53 (f)	,(g)	–	3 .42	(f)	232 .2	(f)
4.67		1,478,603	0.53	(g)	–	3 .91		265 .5
13.41		1,438,541	0.53	(g)	–	4 .53		357 .4
19.31		1,512,248	0.53	(g)	–	5 .58		365 .1
(14.55)		1,971,313	0.52		–	5 .45		302 .6
3.85		1,829,733	0.52		–	5 .41		259 .1

3.51	(d)	11,172	1.41	(f)	–	2 .54	(f)	232 .2	(f)
3.75		11,158	1.41		–	3 .03		265 .5
12.43		10,669	1.41		–	3 .66		357 .4
18.28		9,763	1.41		–	4 .59		365 .1
(15.25)		6,999	1.40		–	4 .57		302 .6
2.94		7,143	1.40		–	4 .54		259 .1

3.61	(d)	19,999	1.28	(f)	–	2 .67	(f)	232 .2	(f)
3.93		20,576	1.28		–	3 .18		265 .5
12.46		28,778	1.28		–	3 .78		357 .4
18.45		29,688	1.28		–	4 .77		365 .1
(15.14)		28,127	1.27		–	4 .68		302 .6
3.00		37,875	1.27		–	4 .65		259 .1

3.69	(d)	40,226	1.10	(f)	–	2 .85	(f)	232 .2	(f)
4.10		41,063	1.10		–	3 .34		265 .5
12.73		41,586	1.10		–	3 .97		357 .4
18.59		45,851	1.10		–	4 .97		365 .1
(14.93)		48,733	1.09		–	4 .86		302 .6
3.17		62,793	1.09		–	4 .85		259 .1

3.82	(d)	35,251	0.91	(f)	–	3 .04	(f)	232 .2	(f)
4.32		32,495	0.91		–	3 .53		265 .5
12.95		36,175	0.91		–	4 .14		357 .4
18.78		25,843	0.91		–	5 .13		365 .1
(14.85)		22,799	0.90		–	5 .05		302 .6
3.42		28,800	0.90		–	5 .05		259 .1

3.85	(d)	62,664	0.79	(f)	–	3 .16	(f)	232 .2	(f)
4.41		63,753	0.79		–	3 .66		265 .5
13.06		59,861	0.79		–	4 .26		357 .4
19.08		58,888	0.79		–	5 .27		365 .1
(14.74)		67,063	0.78		–	5 .16		302 .6
3.49		111,437	0.78		–	5 .15		259 .1

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2012.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
CORE PLUS BOND FUND I
Institutional shares
2012	(b)	$11 .10	$0.16	$0 .34	$0 .50	($0 .31)	$–	($0 .31)	$11.29
2011		11.65	0 .31	(0 .28)	0 .03	(0 .17)	(0.41)	(0 .58)	11 .10
2010		11.04	0 .25	0 .78	1 .03	(0 .31)	(0.11)	(0 .42)	11 .65
2009		9.95	0 .36	1 .01	1 .37	(0 .24)	(0.04)	(0 .28)	11 .04
2008	(f)	10.00	0 .01	(0 .06)	(0 .05)	–	–	–	9.95
R-1 shares
2012	(b)	11.00	0 .11	0 .34	0 .45	(0 .25)	–	(0 .25)	11 .20
2011		11.59	0 .21	(0 .27)	(0 .06)	(0 .12)	(0.41)	(0 .53)	11 .00
2010		11.00	0 .15	0 .77	0 .92	(0 .22)	(0.11)	(0 .33)	11 .59
2009		9.94	0 .28	1 .01	1 .29	(0 .19)	(0.04)	(0 .23)	11 .00
2008	(f)	10 .00	–	(0 .06)	(0 .06)	–	–	–	9.94
R-2 shares
2012	(b)	11.01	0 .12	0 .34	0 .46	(0 .26)	–	(0 .26)	11 .21
2011		11.60	0 .23	(0 .28)	(0 .05)	(0 .13)	(0.41)	(0 .54)	11 .01
2010		11.00	0 .17	0 .77	0 .94	(0 .23)	(0.11)	(0 .34)	11 .60
2009		9.94	0 .29	1 .02	1 .31	(0 .21)	(0.04)	(0 .25)	11 .00
2008	(f)	10 .00	–	(0 .06)	(0 .06)	–	–	–	9.94
R-3 shares
2012	(b)	11.03	0 .13	0 .34	0 .47	(0 .27)	–	(0 .27)	11 .23
2011		11.61	0 .25	(0 .28)	(0 .03)	(0 .14)	(0.41)	(0 .55)	11 .03
2010		11.01	0 .19	0 .77	0 .96	(0 .25)	(0.11)	(0 .36)	11 .61
2009		9.94	0 .31	1 .01	1 .32	(0 .21)	(0.04)	(0 .25)	11 .01
2008	(f)	10 .00	–	(0 .06)	(0 .06)	–	–	–	9.94
R-4 shares
2012	(b)	11.09	0 .14	0 .34	0 .48	(0 .29)	–	(0 .29)	11 .28
2011		11.66	0 .27	(0 .28)	(0 .01)	(0 .15)	(0.41)	(0 .56)	11 .09
2010		11.06	0 .21	0 .76	0 .97	(0 .26)	(0.11)	(0 .37)	11 .66
2009		9.94	0 .32	1 .05	1 .37	(0 .21)	(0.04)	(0 .25)	11 .06
2008	(f)	10 .00	–	(0 .06)	(0 .06)	–	–	–	9.94
R-5 shares
2012	(b)	11.08	0 .14	0 .34	0 .48	(0 .29)	–	(0 .29)	11 .27
2011		11.64	0 .28	(0 .27)	0 .01	(0 .16)	(0.41)	(0 .57)	11 .08
2010		11.04	0 .22	0 .77	0 .99	(0 .28)	(0.11)	(0 .39)	11 .64
2009		9.94	0 .34	1 .03	1 .37	(0 .23)	(0.04)	(0 .27)	11 .04
2008	(f)	10 .00	–	(0 .06)	(0 .06)	–	–	–	9.94

See accompanying notes

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

					Ratio of Net
		Net Assets, End of			Investment Income
		Period (in	Ratio of Expenses to		to Average Net		Portfolio
Total Return		thousands)	Average Net Assets		Assets		Turnover Rate

4.67	%(c)	$3,181,489	0.56	%(d)	2 .86	%(d)	311 .1	%(d)
0.45		2,982,944	0.57		2 .81		339 .9
9.57		2,869,003	0.58	(e)	2 .26		186 .8
13.92		2,058,784	0.60	(e)	3 .39		356 .2
(0.50	) (c)	58,587	0.65 (d)	,(e)	0 .63	(d)	551 .3	(d)

4.16	(c)	3,310	1.44	(d)	2 .00	(d)	311 .1	(d)
(0.37)		3,165	1.44		1 .94		339 .9
8.56		3,446	1.45	(e)	1 .35		186 .8
13.07		1,572	1.47	(e)	2 .63		356 .2
(0 .60	) (c)	15	1 .53 (d)	,(e)	(0 .32	) (d)	551 .3	(d)

4.24	(c)	7,277	1.31	(d)	2 .14	(d)	311 .1	(d)
(0.29)		8,343	1.31		2 .07		339 .9
8.74		8,899	1.32	(e)	1 .51		186 .8
13.25		6,139	1.34	(e)	2 .66		356 .2
(0 .60	) (c)	15	1 .40 (d)	,(e)	(0 .16	) (d)	551 .3	(d)

4.35	(c)	24,518	1.13	(d)	2 .30	(d)	311 .1	(d)
(0.11)		22,367	1.13		2 .25		339 .9
8.94		24,917	1.14	(e)	1 .69		186 .8
13.35		14,771	1.16	(e)	2 .89		356 .2
(0 .60	) (c)	15	1 .22 (d)	,(e)	0 .00	(d)	551 .3	(d)

4.41	(c)	13,327	0.94	(d)	2 .49	(d)	311 .1	(d)
0.08		11,005	0.94		2 .44		339 .9
9.06		8,217	0.95	(e)	1 .87		186 .8
13.93		7,675	0.97	(e)	3 .01		356 .2
(0 .60	) (c)	15	1 .03 (d)	,(e)	0 .16	(d)	551 .3	(d)

4.49	(c)	31,375	0.82	(d)	2 .64	(d)	311 .1	(d)
0.23		27,060	0.82		2 .56		339 .9
9.21		30,083	0.83	(e)	1 .95		186 .8
13.85		8,281	0.85	(e)	3 .15		356 .2
(0 .60	) (c)	15	0 .91 (d)	,(e)	0 .32	(d)	551 .3	(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended April 30, 2012.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Reflects Manager's contractual expense limit.
(f)	Period from September 30, 2008, date operations commenced, through October 31, 2008.

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
DIVERSIFIED INTERNATIONAL FUND
Class J shares
2012	(c)	$9 .31	$0.08	$0 .46	$0 .54	($0 .11)	$–	($0 .11)	$9 .74
2011		9.70	0 .15	(0 .45)	(0 .30)	(0 .09)	–	(0 .09)	9.31
2010		8.59	0 .08	1 .14	1 .22	(0 .11)	–	(0 .11)	9.70
2009		7.37	0 .09	1 .28	1 .37	(0 .15)	–	(0 .15)	8.59
2008		17 .16	0 .16	(7 .90)	(7 .74)	(0 .08)	(1 .97)	(2 .05)	7.37
2007		14 .21	0 .11	4 .22	4 .33	(0 .11)	(1 .27)	(1 .38)	17 .16
Institutional shares
2012	(c)	9.40	0 .11	0 .45	0 .56	(0 .15)	–	(0 .15)	9.81
2011		9.79	0 .20	(0 .44)	(0 .24)	(0 .15)	–	(0 .15)	9.40
2010		8.67	0 .13	1 .15	1 .28	(0 .16)	–	(0 .16)	9.79
2009		7.44	0 .14	1 .31	1 .45	(0 .22)	–	(0 .22)	8.67
2008		17 .34	0 .23	(7 .98)	(7 .75)	(0 .18)	(1 .97)	(2 .15)	7.44
2007		14 .36	0 .23	4 .23	4 .46	(0 .21)	(1 .27)	(1 .48)	17 .34
R-1 shares
2012	(c)	9.33	0 .06	0 .45	0 .51	(0 .06)	–	(0 .06)	9.78
2011		9.72	0 .11	(0 .44)	(0 .33)	(0 .06)	–	(0 .06)	9.33
2010		8.62	0 .05	1 .15	1 .20	(0 .10)	–	(0 .10)	9.72
2009		7.38	0 .08	1 .29	1 .37	(0 .13)	–	(0 .13)	8.62
2008		17 .20	0 .12	(7 .93)	(7 .81)	(0 .04)	(1 .97)	(2 .01)	7.38
2007		14 .24	0 .07	4 .24	4 .31	(0 .08)	(1 .27)	(1 .35)	17 .20
R-2 shares
2012	(c)	9.30	0 .07	0 .45	0 .52	(0 .07)	–	(0 .07)	9.75
2011		9.69	0 .12	(0 .44)	(0 .32)	(0 .07)	–	(0 .07)	9.30
2010		8.58	0 .06	1 .15	1 .21	(0 .10)	–	(0 .10)	9.69
2009		7.34	0 .09	1 .28	1 .37	(0 .13)	–	(0 .13)	8.58
2008		17 .12	0 .14	(7 .89)	(7 .75)	(0 .06)	(1 .97)	(2 .03)	7.34
2007		14 .18	0 .09	4 .22	4 .31	(0 .10)	(1 .27)	(1 .37)	17 .12
R-3 shares
2012	(c)	9.35	0 .08	0 .46	0 .54	(0 .09)	–	(0 .09)	9.80
2011		9.75	0 .14	(0 .45)	(0 .31)	(0 .09)	–	(0 .09)	9.35
2010		8.64	0 .08	1 .15	1 .23	(0 .12)	–	(0 .12)	9.75
2009		7.40	0 .10	1 .29	1 .39	(0 .15)	–	(0 .15)	8.64
2008		17 .24	0 .16	(7 .94)	(7 .78)	(0 .09)	(1 .97)	(2 .06)	7.40
2007		14 .27	0 .12	4 .25	4 .37	(0 .13)	(1 .27)	(1 .40)	17 .24
R-4 shares
2012	(c)	9.49	0 .09	0 .46	0 .55	(0 .11)	–	(0 .11)	9.93
2011		9.89	0 .17	(0 .46)	(0 .29)	(0 .11)	–	(0 .11)	9.49
2010		8.75	0 .09	1 .18	1 .27	(0 .13)	–	(0 .13)	9.89
2009		7.51	0 .12	1 .30	1 .42	(0 .18)	–	(0 .18)	8.75
2008		17 .47	0 .19	(8 .06)	(7 .87)	(0 .12)	(1 .97)	(2 .09)	7.51
2007		14 .46	0 .15	4 .28	4 .43	(0 .15)	(1 .27)	(1 .42)	17 .47
R-5 shares
2012	(c)	9.48	0 .09	0 .46	0 .55	(0 .12)	–	(0 .12)	9.91
2011		9.88	0 .18	(0 .46)	(0 .28)	(0 .12)	–	(0 .12)	9.48
2010		8.67	0 .11	1 .24	1 .35	(0 .14)	–	(0 .14)	9.88
2009		7.44	0 .12	1 .30	1 .42	(0 .19)	–	(0 .19)	8.67
2008		17 .32	0 .20	(7 .97)	(7 .77)	(0 .14)	(1 .97)	(2 .11)	7.44
2007		14 .34	0 .16	4 .26	4 .42	(0 .17)	(1 .27)	(1 .44)	17 .32

See accompanying notes

			FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC. (unaudited)

					Ratio of Gross		Ratio of Net
		Net Assets, End of	Ratio of Expenses		Expenses to		Investment Income
		Period (in	to Average Net		Average Net		to Average Net		Portfolio
Total Return		thousands)	Assets		Assets(b)		Assets		Turnover Rate

5.90%(d),(e)		$194,148	1.41	%(f)	1 .59	%(f)	1 .73	%(f)	69 .1	%(f)
(3 .16	) (e)	194,184	1.38		1 .52		1 .52		75 .7	(g)
14.31	(e)	179,226	1.51		1 .58		0 .86		105 .9
19.01	(e)	166,334	1.55		1 .60		1 .29		115 .6
(50 .57	) (e)	145,271	1.50		–		1 .29		101 .5
33.05	(e)	307,754	1.52		–		0 .72		111 .3	(h)

6.11	(d)	2,455,525	0.89	(f)	0.89	(f)	2.30	(f)	69 .1	(f)
(2 .61)		2,101,900	0.91		0 .91		1 .95		75 .7	(g)
14.90		1,087,289	0.92		0 .92		1 .49		105 .9
20.01		736,705	0.91		0 .91		1 .95		115 .6
(50 .36)		621,394	0.93		–		1 .87		101 .5
33.87		1,188,878	0.90		–		1 .56		111 .3	(h)

5.59	(d)	8,976	1.77	(f)	–		1.40	(f)	69 .1	(f)
(3 .48)		8,504	1.79		–		1 .11		75 .7	(g)
13.95		9,424	1.79		–		0 .60		105 .9
18.88		9,081	1.79		–		1 .04		115 .6
(50 .78)		6,336	1.81		–		0 .99		101 .5
32.77		10,716	1.78		–		0 .44		111 .3	(h)

5.70	(d)	15,031	1.64	(f)	–		1.52	(f)	69 .1	(f)
(3 .39)		15,277	1.66		–		1 .25		75 .7	(g)
14.18		19,385	1.66		–		0 .70		105 .9
18.96		20,324	1.66		–		1 .17		115 .6
(50 .70)		18,080	1.68		–		1 .13		101 .5
32.96		38,204	1.65		–		0 .59		111 .3	(h)

5.92	(d)	58,688	1.46	(f)	–		1.64	(f)	69 .1	(f)
(3 .25)		61,344	1.48		–		1 .44		75 .7	(g)
14.29		67,216	1.48		–		0 .88		105 .9
19.23		69,007	1.48		–		1 .36		115 .6
(50 .61)		57,078	1.50		–		1 .31		101 .5
33.21		99,441	1.47		–		0 .78		111 .3	(h)

5.92	(d)	44,845	1.27	(f)	–		1.87	(f)	69 .1	(f)
(3 .04)		43,879	1.29		–		1 .63		75 .7	(g)
14.63		49,117	1.29		–		1 .05		105 .9
19.43		50,972	1.29		–		1 .55		115 .6
(50 .53)		36,959	1.31		–		1 .57		101 .5
33.30		42,258	1.28		–		1 .00		111 .3	(h)

5.96	(d)	78,561	1.15	(f)	–		1.99	(f)	69 .1	(f)
(2 .90)		80,613	1.17		–		1 .75		75 .7	(g)
15.71	(i)	76,608	1.17		–		1 .18		105 .9
19.54		82,482	1.17		–		1 .66		115 .6
(50 .43)		59,805	1.19		–		1 .57		101 .5
33.54		135,368	1.16		–		1 .05		111 .3	(h)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2012.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Portfolio turnover rate excludes approximately $86,522,000 from portfolio realignment from the acquisition of International Growth Fund.
(h)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM International Growth Fund.
(i)	In March, 2010, the Class experienced a significant one time gain of approximately $0.08/share as the result of a settlement in an SEC administrative proceeding. If such gain had not been recognized, the total return amounts expressed herein would have been lower.

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
EQUITY INCOME FUND
Institutional shares
2012	(b)	$17 .59	$0.29	$1 .61	$1 .90	($0 .27)	$–	($0 .27)	$19.22
2011		16.93	0 .56	0 .64	1 .20	(0 .54)	–	(0 .54)	17 .59
2010		14.40	0 .50	2 .49	2 .99	(0 .46)	–	(0 .46)	16 .93
2009		13.82	0 .45	0 .61	1 .06	(0 .48)	–	(0 .48)	14 .40
2008		23.82	0 .48	(7 .98)	(7 .50)	(0 .46)	(2.04)	(2 .50)	13 .82
2007		22.43	0 .44	2 .55	2 .99	(0 .40)	(1.20)	(1 .60)	23 .82
R-1 shares
2012	(b)	17.52	0 .22	1 .61	1 .83	(0 .20)	–	(0 .20)	19 .15
2011		16.89	0 .39	0 .66	1 .05	(0 .42)	–	(0 .42)	17 .52
2010	(f)	15.52	0 .23	1 .40	1 .63	(0 .26)	–	(0 .26)	16 .89
R-2 shares
2012	(b)	17.57	0 .22	1 .62	1 .84	(0 .21)	–	(0 .21)	19 .20
2011		16.89	0 .41	0 .66	1 .07	(0 .39)	–	(0 .39)	17 .57
2010	(f)	15.52	0 .21	1 .43	1 .64	(0 .27)	–	(0 .27)	16 .89
R-3 shares
2012	(b)	17.53	0 .24	1 .62	1 .86	(0 .23)	–	(0 .23)	19 .16
2011		16.89	0 .45	0 .64	1 .09	(0 .45)	–	(0 .45)	17 .53
2010	(f)	15.52	0 .25	1 .40	1 .65	(0 .28)	–	(0 .28)	16 .89
R-4 shares
2012	(b)	17.56	0 .25	1 .62	1 .87	(0 .24)	–	(0 .24)	19 .19
2011		16.92	0 .46	0 .66	1 .12	(0 .48)	–	(0 .48)	17 .56
2010	(f)	15.52	0 .20	1 .49	1 .69	(0 .29)	–	(0 .29)	16 .92
R-5 shares
2012	(b)	17.58	0 .27	1 .61	1 .88	(0 .25)	–	(0 .25)	19 .21
2011		16.93	0 .50	0 .65	1 .15	(0 .50)	–	(0 .50)	17 .58
2010	(f)	15.52	0 .15	1 .55	1 .70	(0 .29)	–	(0 .29)	16 .93

See accompanying notes

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

					Ratio of Net
		Net Assets, End of	Ratio of Expenses		Investment Income
		Period (in	to Average Net		to Average Net		Portfolio
Total Return		thousands)	Assets		Assets		Turnover Rate

10.89	%(c)	$3,258,340	0.52	%(d)	3 .23	%(d)	14 .6	%(d)
7.15		2,527,743	0.52		3 .20		16 .6
21.03		1,828,045	0.52		3 .16		22 .1
8.07		1,097,669	0.53		3 .47		35 .3
(34.79)		1,132,181	0.52		2 .56		75 .8
13.99		2,016,738	0.52		1 .93		85 .6	(e)

10.48	(c)	2,754	1.39	(d)	2 .38	(d)	14 .6	(d)
6.23		2,495	1.39		2 .24		16 .6
10.62	(c)	374	1.42	(d)	2 .13	(d)	22 .1	(d)

10.53	(c)	4,877	1.26	(d)	2 .45	(d)	14 .6	(d)
6.39		3,313	1.26		2 .33		16 .6
10.67	(c)	371	1.29	(d)	1 .92	(d)	22 .1	(d)

10.64	(c)	35,837	1.08	(d)	2 .62	(d)	14 .6	(d)
6.53		22,727	1.08		2 .56		16 .6
10.81	(c)	3,815	1.11	(d)	2 .39	(d)	22 .1	(d)

10.74	(c)	20,385	0.89	(d)	2 .77	(d)	14 .6	(d)
6.70		11,013	0.89		2 .65		16 .6
11.03	(c)	750	0.92	(d)	1 .87	(d)	22 .1	(d)

10.78	(c)	45,910	0.77	(d)	2 .95	(d)	14 .6	(d)
6.86		27,719	0.77		2 .87		16 .6
11.11	(c)	5,904	0.80	(d)	1 .37	(d)	22 .1	(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended April 30, 2012.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Portfolio turnover rate excludes portfolio realignment from the acquisition of Equity Income Fund and WM Equity Income Fund.
(f)	Period from March 1, 2010, date operations commenced, through October 31, 2010.

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized	Total	Dividends	Distributions	Total
		Value,	Investment	and Unrealized	From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
GLOBAL DIVERSIFIED INCOME FUND
Institutional shares
2012	(b)	$12 .94	$0.41	$0 .59	$1 .00	($0 .40)	($0 .04)	($0 .44)	$13.50
2011		13.31	0 .83	(0 .35)	0 .48	(0 .74)	(0.11)	(0 .85)	12 .94
2010		12.72	0 .77	1 .67	2 .44	(0 .80)	(1.05)	(1 .85)	13 .31
2009	(f)	10.00	0 .67	2 .72	3 .39	(0 .67)	–	(0 .67)	12 .72

See accompanying notes

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS,INC. (unaudited)

					Ratio of Net
		Net Assets, End			Investment Income
		of Period (in	Ratio of Expenses to		to Average Net		Portfolio
Total Return		thousands)	Average Net Assets		Assets		Turnover Rate

7.86	%(c)	$667,629	0.80%(d),(e)		6 .29	%(d)	56 .8	%(d)
3.61		553,989	0.81	(e)	6 .27		47 .6
21.42		224,071	0.87	(e)	6 .13		75 .5
35.24	(c)	72,681	0.90 (d)	,(e)	7 .00	(d)	182 .5	(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended April 30, 2012.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Reflects Manager's contractual expense limit.
(f)	Period from December 15, 2008, date operations commenced, through October 31, 2009.

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
GLOBAL REAL ESTATE SECURITIES FUND
Institutional shares
2012	(b)	$7 .07	$0.08	$0 .70	$0 .78	($0 .12)	$–	($0 .12)	$7 .73
2011		7.18	0 .12	(0 .07)	0 .05	(0 .12)	(0.04)	(0 .16)	7 .07
2010		5.67	0 .13	1 .66	1 .79	(0 .28)	–	(0 .28)	7 .18
2009		5.03	0 .14	0 .77	0 .91	(0 .27)	–	(0 .27)	5 .67
2008		10 .08	0 .19	(5 .06)	(4 .87)	(0 .18)	–	(0 .18)	5 .03
2007	(g)	10 .00	0 .01	0 .07	0 .08	–	–	–	10 .08

See accompanying notes

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

					Ratio of Net
		Net Assets, End			Investment Income
		of Period (in	Ratio of Expenses to		to Average Net		Portfolio
Total Return		thousands)	Average Net Assets		Assets		Turnover Rate

11.22	%(c)	$756,837	0.95%(d),(e)		2 .17	%(d)	63 .6	%(d)
0.74		246,174	0.95	(e)	1 .67		78 .8
32.52	(f)	9	0.95	(e)	2 .23		194 .8
19.46		1,134	0.95	(e)	3 .12		131 .1
(48.97)		1,006	0.95	(e)	2 .45		100 .9
0.80	(c)	2,016	0.95 (d)	,(e)	1 .75	(d)	86 .7	(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended April 30, 2012.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Reflects Manager's contractual expense limit.
(f)	During 2010, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.
(g)	Period from October 1, 2007, date operations commenced, through October 31, 2007.

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized	Total	Dividends	Total
		Value,	Investment	and Unrealized	From	from Net	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	and	Value, End	Total
		Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period	Return
GOVERNMENT & HIGH QUALITY BOND FUND
Class J shares
2012	(c)	$11 .28	$0 .16	$0 .09	$0 .25	($0 .20)	($0 .20)	$11 .33	2 .19%(d),(e)
2011		11 .30	0 .35	0 .02	0 .37	(0 .39)	(0 .39)	11 .28	3 .40	(e)
2010		10 .90	0 .40	0 .43	0 .83	(0 .43)	(0 .43)	11 .30	7 .73	(e)
2009	(g)	10 .68	0 .38	0 .23	0 .61	(0 .39)	(0 .39)	10 .90	5 .87 (d)	,(e)
Institutional shares
2012	(c)	11 .27	0 .18	0 .09	0 .27	(0 .22)	(0 .22)	11 .32	2 .44	(d)
2011		11 .29	0 .40	0 .03	0 .43	(0 .45)	(0 .45)	11 .27	3 .91
2010		10 .90	0 .46	0 .41	0 .87	(0 .48)	(0 .48)	11 .29	8 .16
2009		10 .35	0 .50	0 .56	1 .06	(0 .51)	(0 .51)	10 .90	10 .42
2008		10 .54	0 .51	(0 .17)	0 .34	(0 .53)	(0 .53)	10 .35	3 .23
2007		10 .55	0 .51	0 .01	0 .52	(0 .53)	(0 .53)	10 .54	4 .98
R-1 shares
2012	(c)	11 .27	0 .14	0 .10	0 .24	(0 .18)	(0 .18)	11 .33	2 .13	(d)
2011		11 .29	0 .32	0 .02	0 .34	(0 .36)	(0 .36)	11 .27	3 .11
2010		10 .90	0 .37	0 .41	0 .78	(0 .39)	(0 .39)	11 .29	7 .32
2009	(g)	10 .68	0 .35	0 .24	0 .59	(0 .37)	(0 .37)	10 .90	5 .61	(d)
R-2 shares
2012	(c)	11 .27	0 .15	0 .10	0 .25	(0 .19)	(0 .19)	11 .33	2 .20	(d)
2011		11 .29	0 .33	0 .03	0 .36	(0 .38)	(0 .38)	11 .27	3 .24
2010		10 .90	0 .39	0 .41	0 .80	(0 .41)	(0 .41)	11 .29	7 .46
2009	(g)	10 .68	0 .36	0 .24	0 .60	(0 .38)	(0 .38)	10 .90	5 .73	(d)
R-3 shares
2012	(c)	11 .27	0 .16	0 .10	0 .26	(0 .20)	(0 .20)	11 .33	2 .29	(d)
2011		11 .29	0 .35	0 .03	0 .38	(0 .40)	(0 .40)	11 .27	3 .43
2010		10 .90	0 .40	0 .42	0 .82	(0 .43)	(0 .43)	11 .29	7 .66
2009	(g)	10 .68	0 .38	0 .24	0 .62	(0 .40)	(0 .40)	10 .90	5 .90	(d)
R-4 shares
2012	(c)	11 .27	0 .17	0 .10	0 .27	(0 .21)	(0 .21)	11 .33	2 .39	(d)
2011		11 .29	0 .37	0 .03	0 .40	(0 .42)	(0 .42)	11 .27	3 .62
2010		10 .90	0 .42	0 .42	0 .84	(0 .45)	(0 .45)	11 .29	7 .86
2009	(g)	10 .68	0 .39	0 .24	0 .63	(0 .41)	(0 .41)	10 .90	6 .07	(d)
R-5 shares
2012	(c)	11 .28	0 .17	0 .10	0 .27	(0 .21)	(0 .21)	11 .34	2 .45	(d)
2011		11 .30	0 .38	0 .03	0 .41	(0 .43)	(0 .43)	11 .28	3 .74
2010		10 .90	0 .44	0 .42	0 .86	(0 .46)	(0 .46)	11 .30	8 .08
2009	(g)	10 .68	0 .41	0 .24	0 .65	(0 .43)	(0 .43)	10 .90	6 .18	(d)

See accompanying notes

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

			Ratio of Gross		Ratio of Net
Net Assets, End of			Expenses to		Investment Income
Period (in	Ratio of Expenses to		Average Net		to Average Net		Portfolio
thousands)	Average Net Assets		Assets(b)		Assets		Turnover Rate

$137,286	1 .00	%(f)	1.21	%(f)	2 .77	%(f)	69 .3	%(f)
123,734	1.00		1.16		3 .11		104 .7
112,730	1.00		1.20		3 .63		51 .2
94,354	1.00	(f)	1.29	(f)	3 .96	(f)	26 .6	(f)

1,016,214	0.51	(f)	–		3.27	(f)	69 .3	(f)
1,020,836	0.51		–		3 .60		104 .7
980,476	0.51		–		4 .13		51 .2
893,919	0.51		–		4 .66		26 .6
1,037,568	0.50		–		4.79		5 .3
1,497,302	0.50		–		4 .86		13 .6

3,947	1.29 (f)	,(h)	–		2.48	(f)	69 .3	(f)
3,517	1.29	(h)	–		2 .84		104 .7
4,485	1.29	(h)	–		3 .33		51 .2
2,796	1.29 (f)	,(h)	–		3.66	(f)	26 .6	(f)

6,105	1.16 (f)	,(h)	–		2.62	(f)	69 .3	(f)
7,276	1.16	(h)	–		2 .96		104 .7
8,002	1.16	(h)	–		3 .48		51 .2
8,843	1.16 (f)	,(h)	–		3.80	(f)	26 .6	(f)

22,065	0.98 (f)	,(h)	–		2.79	(f)	69 .3	(f)
20,798	0.98	(h)	–		3 .13		104 .7
20,070	0.98	(h)	–		3 .63		51 .2
11,551	0.98 (f)	,(h)	–		3.98	(f)	26 .6	(f)

11,073	0.79 (f)	,(h)	–		2.98	(f)	69 .3	(f)
9,295	0.79	(h)	–		3 .31		104 .7
7,364	0.79	(h)	–		3 .82		51 .2
4,235	0.79 (f)	,(h)	–		4.17	(f)	26 .6	(f)

18,388	0.67 (f)	,(h)	–		3.10	(f)	69 .3	(f)
17,909	0.67	(h)	–		3 .44		104 .7
15,243	0.67	(h)	–		3 .95		51 .2
11,805	0.67 (f)	,(h)	–		4.29	(f)	26 .6	(f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2012.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Period from December 15, 2008, date operations commenced, through October 31, 2009.
(h)	Reflects Manager's contractual expense limit.

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total	Net
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
HIGH YIELD FUND
Institutional shares
2012	(c)	$7 .69	$0.27	$0 .23	$0 .50	($0 .29)	($0 .26)	($0 .55)	$7 .64
2011		8.15	0 .63	(0 .28)	0 .35	(0 .66)	(0.15)	(0 .81)	7 .69
2010		7.59	0 .68	0 .57	1 .25	(0 .69)	–	(0 .69)	8 .15
2009		6.10	0 .64	1 .54	2 .18	(0 .69)	–	(0 .69)	7 .59
2008		8.74	0 .62	(2 .39)	(1 .77)	(0 .63)	(0.24)	(0 .87)	6 .10
2007		8.78	0 .62	0 .21	0 .83	(0 .69)	(0.18)	(0 .87)	8 .74

See accompanying notes

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL FUNDS, INC. (unaudited)

					Ratio of Net
		Net Assets, End of		Ratio of Gross	Investment Income
		Period (in	Ratio of Expenses to	Expenses to Average	to Average Net	Portfolio
Total Return		thousands)	Average Net Assets	Net Assets(b)	Assets	Turnover Rate

6.87	%(d)	$803,655	0.56%(e)	0 .57%(e)	7 .21%(e)	65 .4%(e)
4.45		744,655	0.56	0 .57	7 .91	82 .8
17.23		975,311	0.56	0 .57	8 .64	77 .8
37.90		800,853	0.54	–	9 .60	57 .0
(22.14)		447,491	0.53	–	7 .82	28 .8
9.94		681,304	0.53	–	7 .07	47 .4

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager.
(c)	Six months ended April 30, 2012.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
HIGH YIELD FUND I
Institutional shares
2012	(b)	$11 .05	$0.36	$0 .30	$0 .66	($0 .73)	($0 .22)	($0 .95)	$10.76
2011		11.64	0 .83	(0 .42)	0 .41	(0 .85)	(0.15)	(1 .00)	11 .05
2010		10.67	0 .94	1 .00	1 .94	(0 .97)	–	(0 .97)	11 .64
2009		8.19	0 .91	2 .33	3 .24	(0 .76)	–	(0 .76)	10 .67
2008		10.61	0 .79	(2 .89)	(2 .10)	(0 .32)	–	(0 .32)	8 .19
2007		10.61	0 .75	(0 .07)	0 .68	(0 .68)	–	(0 .68)	10 .61

See accompanying notes

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL FUNDS, INC. (unaudited)

				Ratio of Net
		Net Assets, End of		Investment Income
		Period (in	Ratio of Expenses to	to Average Net	Portfolio
Total Return		thousands)	Average Net Assets	Assets	Turnover Rate

6.61	%(c)	$1,294,236	0.64%(d)	6 .91%(d)	69 .9%(d)
3.87		1,633,132	0.65	7 .50	67 .4
19.54		1,276,786	0.65	8 .77	100 .0
44.36		1,015,076	0.65	10 .34	103 .8
(20.38)		662,079	0.65	8 .00	67 .7
6.64		506,755	0.65	7 .18	69 .0

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended April 30, 2012.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Total
		Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period	Total Return
INCOME FUND
Class J shares
2012	(c)	$9 .57	$0 .20	$0 .15	$0 .35	($0 .21)	($0 .21)	$9 .71	3 .73%(d),(e)
2011		9 .67	0 .43	(0 .06)	0 .37	(0 .47)	(0 .47)	9 .57	3 .91	(e)
2010		9 .28	0 .48	0 .41	0 .89	(0 .50)	(0 .50)	9 .67	9 .91	(e)
2009	(g)	9 .24	0 .04	0 .04	0 .08	(0 .04)	(0 .04)	9 .28	0 .92 (d)	,(e)
Institutional shares
2012	(c)	9 .57	0 .23	0 .16	0 .39	(0 .24)	(0 .24)	9 .72	4 .12	(d)
2011		9 .68	0 .49	(0 .08)	0 .41	(0 .52)	(0 .52)	9 .57	4 .41
2010		9 .28	0 .54	0 .42	0 .96	(0 .56)	(0 .56)	9 .68	10 .65
2009		7 .85	0 .55	1 .44	1 .99	(0 .56)	(0 .56)	9 .28	26 .21
2008		9 .01	0 .51	(1 .14)	(0 .63)	(0 .53)	(0 .53)	7 .85	(7 .51)
2007		9 .11	0 .50	(0 .06)	0 .44	(0 .54)	(0 .54)	9 .01	4 .88
R-1 shares
2012	(c)	9 .57	0 .19	0 .16	0 .35	(0 .20)	(0 .20)	9 .72	3 .68	(d)
2011		9 .68	0 .40	(0 .07)	0 .33	(0 .44)	(0 .44)	9 .57	3 .51
2010	(h)	9 .27	0 .30	0 .40	0 .70	(0 .29)	(0 .29)	9 .68	7 .68	(d)
R-2 shares
2012	(c)	9 .58	0 .19	0 .16	0 .35	(0 .20)	(0 .20)	9 .73	3 .74	(d)
2011		9 .67	0 .42	(0 .06)	0 .36	(0 .45)	(0 .45)	9 .58	3 .85
2010	(h)	9 .27	0 .30	0 .40	0 .70	(0 .30)	(0 .30)	9 .67	7 .67	(d)
R-3 shares
2012	(c)	9 .58	0 .20	0 .16	0 .36	(0 .21)	(0 .21)	9 .73	3 .83	(d)
2011		9 .68	0 .43	(0 .06)	0 .37	(0 .47)	(0 .47)	9 .58	3 .93
2010	(h)	9 .27	0 .31	0 .41	0 .72	(0 .31)	(0 .31)	9 .68	7 .91	(d)
R-4 shares
2012	(c)	9 .58	0 .21	0 .15	0 .36	(0 .22)	(0 .22)	9 .72	3 .82	(d)
2011		9 .68	0 .45	(0 .06)	0 .39	(0 .49)	(0 .49)	9 .58	4 .13
2010	(h)	9 .27	0 .32	0 .41	0 .73	(0 .32)	(0 .32)	9 .68	8 .04	(d)
R-5 shares
2012	(c)	9 .57	0 .22	0 .15	0 .37	(0 .23)	(0 .23)	9 .71	3 .89	(d)
2011		9 .67	0 .46	(0 .06)	0 .40	(0 .50)	(0 .50)	9 .57	4 .26
2010	(h)	9 .27	0 .35	0 .38	0 .73	(0 .33)	(0 .33)	9 .67	8 .03	(d)

See accompanying notes

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

					Ratio of Net
Net Assets, End of			Ratio of Gross		Investment Income
Period (in	Ratio of Expenses to		Expenses to Average		to Average Net		Portfolio
thousands)	Average Net Assets		Net Assets(b)		Assets		Turnover Rate

$71,380	1.08	%(f)	1.26	%(f)	4 .25	%(f)	15 .0	%(f)
58,259	1.10		1.29		4 .54		16 .9
36,124	1.10		1.75		5 .02		13 .1
1,631	1 .10	(f)	5 .78	(f)	5 .24	(f)	30 .6	(f)

1,381,736	0.52	(f)	–		4.81	(f)	15.0	(f)
1,157,481	0.52		–		5 .13		16 .9
930,550	0.52		–		5 .69		13 .1
809,271	0.51		–		6 .49		30 .6
729,267	0.50		–		5 .72		15 .5
960,941	0.51		–		5 .51		15 .2

396	1.38	(f)	–		3.95	(f)	15.0	(f)
415	1.38		–		4 .14		16 .9
18	1.40	(f)	–		4.69	(f)	13.1	(f)

934	1.25	(f)	–		4.05	(f)	15.0	(f)
291	1.25		–		4 .37		16 .9
172	1.27	(f)	–		4.71	(f)	13.1	(f)

11,745	1.07	(f)	–		4.25	(f)	15.0	(f)
8,180	1.07		–		4 .52		16 .9
1,472	1.09	(f)	–		4.95	(f)	13.1	(f)

3,928	0.88	(f)	–		4.43	(f)	15.0	(f)
2,835	0.88		–		4 .74		16 .9
1,361	0.90	(f)	–		5.03	(f)	13.1	(f)

13,078	0.76	(f)	–		4.56	(f)	15.0	(f)
10,322	0.76		–		4 .80		16 .9
393	0.78	(f)	–		5.43	(f)	13.1	(f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2012.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Period from September 30, 2009, date operations commenced, through October 31, 2009.
(h)	Period from March 1, 2010, date operations commenced, through October 31, 2010.

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized	Total	Dividends	Tax	Total	Net
		Value,	Investment	and Unrealized	From	from Net	Return	Dividends	Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	of Capital	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Distribution	Distributions	of Period
INFLATION PROTECTION FUND
Class J shares
2012	(c)	$8 .56	$–	$0 .27	$0 .27	($0 .01)	$–	($0 .01)	$8 .82
2011		8.17	0 .20	0 .39	0 .59	(0 .20)	–	(0 .20)	8 .56
2010		7.51	0 .10	0 .67	0 .77	(0 .11)	–	(0 .11)	8 .17
2009		7.08	0 .03	0 .41	0 .44	(0 .01)	–	(0 .01)	7 .51
2008		9.45	0 .46	(2 .02)	(1 .56)	(0 .69)	(0.12)	(0 .81)	7 .08
2007		9.60	0 .38	(0 .13)	0 .25	(0 .40)	–	(0 .40)	9 .45
Institutional shares
2012	(c)	8.65	0 .03	0 .27	0 .30	(0 .01)	–	(0 .01)	8 .94
2011		8.24	0 .28	0 .38	0 .66	(0 .25)	–	(0 .25)	8 .65
2010		7.57	0 .16	0 .67	0 .83	(0 .16)	–	(0 .16)	8 .24
2009		7.08	0 .11	0 .39	0 .50	(0 .01)	–	(0 .01)	7 .57
2008		9.45	0 .53	(2 .02)	(1 .49)	(0 .75)	(0.13)	(0 .88)	7 .08
2007		9.57	0 .51	(0 .20)	0 .31	(0 .43)	–	(0 .43)	9 .45
R-1 shares
2012	(c)	8.51	(0 .01)	0 .27	0 .26	(0 .01)	–	(0 .01)	8 .76
2011		8.13	0 .19	0 .38	0 .57	(0 .19)	–	(0 .19)	8 .51
2010		7.48	0 .09	0 .67	0 .76	(0 .11)	–	(0 .11)	8 .13
2009		7.05	(0 .02)	0 .46	0 .44	(0 .01)	–	(0 .01)	7 .48
2008		9.42	0 .44	(2 .01)	(1 .57)	(0 .69)	(0.11)	(0 .80)	7 .05
2007		9.55	0 .42	(0 .19)	0 .23	(0 .36)	–	(0 .36)	9 .42
R-2 shares
2012	(c)	8.52	–	0 .27	0 .27	(0 .01)	–	(0 .01)	8 .78
2011		8.13	0 .20	0 .39	0 .59	(0 .20)	–	(0 .20)	8 .52
2010		7.48	0 .10	0 .66	0 .76	(0 .11)	–	(0 .11)	8 .13
2009		7.05	0 .06	0 .38	0 .44	(0 .01)	–	(0 .01)	7 .48
2008		9.42	0 .45	(2 .01)	(1 .56)	(0 .69)	(0.12)	(0 .81)	7 .05
2007		9.54	0 .39	(0 .14)	0 .25	(0 .37)	–	(0 .37)	9 .42
R-3 shares
2012	(c)	8.55	0 .01	0 .27	0 .28	(0 .01)	–	(0 .01)	8 .82
2011		8.16	0 .22	0 .38	0 .60	(0 .21)	–	(0 .21)	8 .55
2010		7.50	0 .12	0 .66	0 .78	(0 .12)	–	(0 .12)	8 .16
2009		7.06	0 .08	0 .37	0 .45	(0 .01)	–	(0 .01)	7 .50
2008		9.43	0 .47	(2 .01)	(1 .54)	(0 .70)	(0.13)	(0 .83)	7 .06
2007		9.55	0 .41	(0 .15)	0 .26	(0 .38)	–	(0 .38)	9 .43
R-4 shares
2012	(c)	8.58	0 .03	0 .25	0 .28	(0 .01)	–	(0 .01)	8 .85
2011		8.18	0 .27	0 .35	0 .62	(0 .22)	–	(0 .22)	8 .58
2010		7.52	0 .13	0 .67	0 .80	(0 .14)	–	(0 .14)	8 .18
2009		7.06	0 .09	0 .38	0 .47	(0 .01)	–	(0 .01)	7 .52
2008		9.43	0 .47	(1 .99)	(1 .52)	(0 .73)	(0.12)	(0 .85)	7 .06
2007		9.55	0 .38	(0 .10)	0 .28	(0 .40)	–	(0 .40)	9 .43
R-5 shares
2012	(c)	8.61	0 .02	0 .27	0 .29	(0 .01)	–	(0 .01)	8 .89
2011		8.21	0 .25	0 .38	0 .63	(0 .23)	–	(0 .23)	8 .61
2010		7.54	0 .14	0 .67	0 .81	(0 .14)	–	(0 .14)	8 .21
2009		7.07	0 .04	0 .44	0 .48	(0 .01)	–	(0 .01)	7 .54
2008		9.44	0 .51	(2 .02)	(1 .51)	(0 .72)	(0.14)	(0 .86)	7 .07
2007		9.56	0 .45	(0 .16)	0 .29	(0 .41)	–	(0 .41)	9 .44

See accompanying notes

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

					Ratio of Gross
		Net Assets, End	Ratio of Expenses		Expenses to	Ratio of Net
		of Period (in	to Average Net		Average Net	Investment Income to		Portfolio
Total Return		thousands)	Assets		Assets(b)	Average Net Assets		Turnover Rate

3.14%(d),(e)		$14,834	1.15	%(f)	1 .51%(f)	(0 .07	)%(f)	198 .8	%(f)
7.42	(e)	13,502	1.10		1 .24	2 .51		131 .9
10.40	(e)	7,613	1.15		1 .33	1 .31		85 .3
6.20	(e)	6,443	1.15		1 .46	0 .49		109 .5
(18.05	) (e)	7,961	1.15		–	5 .30		32 .3
2.64	(e)	6,004	1.15		–	4 .00		88 .2

3.50	(d)	740,577	0 .40	(f)	–	0 .74	(f)	198 .8	(f)
8.19		720,534	0.40		–	3 .37		131 .9
11.10		550,781	0.41		–	2 .04		85 .3
7.10		439,388	0.41		–	1 .55		109 .5
(17.46)		388,931	0.41		–	5 .95		32 .3
3.34		461,619	0.40		–	5 .46		88 .2

3.01	(d)	1,485	1 .28	(f)	–	(0 .17	) (f)	198 .8	(f)
7.23		1,315	1.28		–	2 .39		131 .9
10.20		660	1.29		–	1 .16		85 .3
6.21		367	1.29		–	(0 .31)		109 .5
(18.21)		430	1.29		–	5 .06		32 .3
2.42		87	1.28		–	4 .47		88 .2

3.14	(d)	1,177	1 .15	(f)	–	0 .01	(f)	198 .8	(f)
7.46		1,063	1.15		–	2 .50		131 .9
10.30		1,078	1.16		–	1 .26		85 .3
6.22		732	1.16		–	0 .86		109 .5
(18.11)		642	1.16		–	5 .19		32 .3
2.65		625	1.15		–	4 .09		88 .2

3.26	(d)	5,610	0 .97	(f)	–	0 .15	(f)	198 .8	(f)
7.57		4,487	0.97		–	2 .74		131 .9
10.56		2,759	0.98		–	1 .49		85 .3
6.37		1,041	0.98		–	1 .12		109 .5
(17.95)		904	0.98		–	5 .38		32 .3
2.82		1,279	0.97		–	4 .35		88 .2

3.26	(d)	1,572	0 .78	(f)	–	0 .62	(f)	198 .8	(f)
7.83		837	0.78		–	3 .36		131 .9
10.70		896	0.79		–	1 .67		85 .3
6.67		359	0.79		–	1 .28		109 .5
(17.80)		378	0.79		–	5 .40		32 .3
3.00		271	0.78		–	4 .02		88 .2

3.38	(d)	3,397	0 .66	(f)	–	0 .52	(f)	198 .8	(f)
7.90		2,309	0.66		–	3 .06		131 .9
10.91		1,230	0.67		–	1 .73		85 .3
6.81		635	0.67		–	0 .53		109 .5
(17.69)		638	0.67		–	5 .75		32 .3
3.10		625	0.66		–	4 .79		88 .2

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2012.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized	Total	Dividends	Distributions	Total	Net
		Value,	Investment	and Unrealized	From	from Net	from	Dividends	Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
INTERNATIONAL EMERGING MARKETS FUND
Class J shares
2012	(c)	$22 .96	$0 .03	$1 .47	$1 .50	($0 .21)	$–	($0 .21)	$24.25
2011		24.82	0 .26	(2 .09)	(1 .83)	(0 .03)	–	(0 .03)	22 .96
2010		20.05	0 .07	4 .78	4 .85	(0 .08)	–	(0 .08)	24 .82
2009		13.32	0 .13	6 .67	6 .80	(0 .07)	–	(0 .07)	20 .05
2008		38.42	0 .19	(19 .52)	(19 .33)	(0 .08)	(5.69)	(5 .77)	13 .32
2007		24.00	0 .23	16 .01	16 .24	(0 .07)	(1.75)	(1 .82)	38 .42
Institutional shares
2012	(c)	23.67	0 .09	1 .50	1 .59	(0 .32)	–	(0 .32)	24 .94
2011		25.60	0 .39	(2 .16)	(1 .77)	(0 .16)	–	(0 .16)	23 .67
2010		20.66	0 .21	4 .92	5 .13	(0 .19)	–	(0 .19)	25 .60
2009		13.78	0 .25	6 .84	7 .09	(0 .21)	–	(0 .21)	20 .66
2008		39.56	0 .36	(20 .17)	(19 .81)	(0 .28)	(5.69)	(5 .97)	13 .78
2007		24.69	0 .49	16 .38	16 .87	(0 .25)	(1.75)	(2 .00)	39 .56
R-1 shares
2012	(c)	23.37	(0 .02)	1 .52	1 .50	(0 .05)	–	(0 .05)	24 .82
2011		25.35	0 .14	(2 .12)	(1 .98)	–	–	–	23 .37
2010		20.51	0 .02	4 .87	4 .89	(0 .05)	–	(0 .05)	25 .35
2009		13.60	0 .10	6 .83	6 .93	(0 .02)	–	(0 .02)	20 .51
2008		39.13	0 .13	(19 .97)	(19 .84)	–	(5.69)	(5 .69)	13 .60
2007		24.43	0 .17	16 .30	16 .47	(0 .02)	(1.75)	(1 .77)	39 .13
R-2 shares
2012	(c)	23.26	(0 .01)	1 .51	1 .50	(0 .13)	–	(0 .13)	24 .63
2011		25.20	0 .17	(2 .11)	(1 .94)	–	–	–	23 .26
2010		20.37	0 .03	4 .86	4 .89	(0 .06)	–	(0 .06)	25 .20
2009		13.50	0 .12	6 .78	6 .90	(0 .03)	–	(0 .03)	20 .37
2008		38.86	0 .15	(19 .80)	(19 .65)	(0 .02)	(5.69)	(5 .71)	13 .50
2007		24.28	0 .21	16 .17	16 .38	(0 .05)	(1.75)	(1 .80)	38 .86
R-3 shares
2012	(c)	23.38	0 .02	1 .50	1 .52	(0 .17)	–	(0 .17)	24 .73
2011		25.31	0 .23	(2 .13)	(1 .90)	(0 .03)	–	(0 .03)	23 .38
2010		20.46	0 .08	4 .87	4 .95	(0 .10)	–	(0 .10)	25 .31
2009		13.59	0 .15	6 .80	6 .95	(0 .08)	–	(0 .08)	20 .46
2008		39.10	0 .20	(19 .94)	(19 .74)	(0 .08)	(5.69)	(5 .77)	13 .59
2007		24.42	0 .27	16 .26	16 .53	(0 .10)	(1.75)	(1 .85)	39 .10
R-4 shares
2012	(c)	23.59	0 .04	1 .51	1 .55	(0 .23)	–	(0 .23)	24 .91
2011		25.52	0 .28	(2 .14)	(1 .86)	(0 .07)	–	(0 .07)	23 .59
2010		20.62	0 .12	4 .91	5 .03	(0 .13)	–	(0 .13)	25 .52
2009		13.72	0 .18	6 .86	7 .04	(0 .14)	–	(0 .14)	20 .62
2008		39.42	0 .27	(20 .13)	(19 .86)	(0 .15)	(5.69)	(5 .84)	13 .72
2007		24.61	0 .35	16 .36	16 .71	(0 .15)	(1.75)	(1 .90)	39 .42
R-5 shares
2012	(c)	23.67	0 .05	1 .51	1 .56	(0 .25)	–	(0 .25)	24 .98
2011		25.60	0 .32	(2 .15)	(1 .83)	(0 .10)	–	(0 .10)	23 .67
2010		20.67	0 .15	4 .93	5 .08	(0 .15)	–	(0 .15)	25 .60
2009		13.75	0 .21	6 .85	7 .06	(0 .14)	–	(0 .14)	20 .67
2008		39.49	0 .27	(20 .13)	(19 .86)	(0 .19)	(5.69)	(5 .88)	13 .75
2007		24.65	0 .36	16 .41	16 .77	(0 .18)	(1.75)	(1 .93)	39 .49

See accompanying notes

			FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

					Ratio of Gross		Ratio of Net
		Net Assets, End of	Ratio of Expenses		Expenses to		Investment Income
		Period (in	to Average Net		Average Net		to Average Net		Portfolio
Total Return		thousands)	Assets		Assets(b)		Assets		Turnover Rate

6.64%(d),(e)		$176,498	1.75	%(f)	1 .94	%(f)	0 .22	%(f)	103 .4	%(f)
(7.40	) (e)	170,695	1.71		1 .85		1 .03		88 .4
24.23	(e)	205,507	1.83		1 .90		0 .32		102 .1
51.33	(e)	183,286	1.89		1 .94		0 .85		133 .4
(58.50	) (e)	113,241	1.80		–		0 .75		127 .6
72.25	(e)	307,022	1.80		–		0 .82		141 .6

6.90	(d)	1,212,937	1 .29	(f)	1 .29	(f)	0 .72	(f)	103 .4	(f)
(7.00)		1,042,690	1.27		1 .27		1 .51		88 .4
24.94		1,048,491	1.28		1 .28		0 .91		102 .1
52.25		830,134	1.27		1 .27		1 .50		133 .4
(58.27)		435,442	1.26		–		1 .36		127 .6
73.27		802,809	1.19		–		1 .62		141 .6

6.43	(d)	6,175	2 .15	(f)	–		(0 .19	) (f)	103 .4	(f)
(7.81)		6,019	2.13		–		0 .56		88 .4
23.87		10,335	2.14		–		0 .07		102 .1
51.00		7,457	2.13		–		0 .62		133 .4
(58.65)		3,515	2.14		–		0 .49		127 .6
71.79		7,171	2.07		–		0 .58		141 .6

6.52	(d)	10,671	2 .02	(f)	–		(0 .06	) (f)	103 .4	(f)
(7.70)		10,638	2.00		–		0 .67		88 .4
24.02		13,900	2.01		–		0 .15		102 .1
51.18		11,600	2.00		–		0 .77		133 .4
(58.58)		6,741	2.01		–		0 .58		127 .6
71.97		16,251	1.94		–		0 .73		141 .6

6.58	(d)	42,610	1 .84	(f)	–		0 .20	(f)	103 .4	(f)
(7.52)		32,869	1.82		–		0 .89		88 .4
24.26		42,741	1.83		–		0 .38		102 .1
51.48		31,084	1.82		–		0 .91		133 .4
(58.53)		15,136	1.83		–		0 .77		127 .6
72.28		30,969	1.76		–		0 .91		141 .6

6.68	(d)	24,695	1 .65	(f)	–		0 .31	(f)	103 .4	(f)
(7.33)		24,222	1.63		–		1 .08		88 .4
24.48		31,507	1.64		–		0 .54		102 .1
51.79		25,197	1.63		–		1 .08		133 .4
(58.44)		11,432	1.64		–		1 .04		127 .6
72.54		16,936	1.57		–		1 .14		141 .6

6.76	(d)	36,484	1 .53	(f)	–		0 .46	(f)	103 .4	(f)
(7.21)		33,187	1.51		–		1 .25		88 .4
24.65		37,391	1.52		–		0 .65		102 .1
51.90		33,821	1.51		–		1 .26		133 .4
(58.39)		14,985	1.52		–		1 .01		127 .6
72.80		46,271	1.45		–		1 .22		141 .6

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2012.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total	Net
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
INTERNATIONAL FUND I
Institutional shares
2012	(c)	$10 .31	$0.10	$0 .44	$0 .54	($0 .17)	$–	($0 .17)	$10.68
2011		11.32	0 .15	(0 .99)	(0 .84)	(0 .17)	–	(0 .17)	10 .31
2010		10.31	0 .14	1 .03	1 .17	(0 .16)	–	(0 .16)	11 .32
2009		8.81	0 .14	1 .63	1 .77	(0 .27)	–	(0 .27)	10 .31
2008		18.70	0 .27	(8 .27)	(8 .00)	(0 .24)	(1.65)	(1 .89)	8 .81
2007		15.46	0 .24	4 .09	4 .33	(0 .17)	(0.92)	(1 .09)	18 .70
R-1 shares
2012	(c)	10.20	0 .06	0 .45	0 .51	(0 .07)	–	(0 .07)	10 .64
2011		11.21	0 .05	(0 .99)	(0 .94)	(0 .07)	–	(0 .07)	10 .20
2010		10.23	0 .04	1 .03	1 .07	(0 .09)	–	(0 .09)	11 .21
2009		8.73	0 .06	1 .62	1 .68	(0 .18)	–	(0 .18)	10 .23
2008		18.55	0 .14	(8 .21)	(8 .07)	(0 .10)	(1.65)	(1 .75)	8 .73
2007		15.34	0 .07	4 .09	4 .16	(0 .03)	(0.92)	(0 .95)	18 .55
R-2 shares
2012	(c)	10.21	0 .07	0 .44	0 .51	(0 .07)	–	(0 .07)	10 .65
2011		11.21	0 .06	(0 .99)	(0 .93)	(0 .07)	–	(0 .07)	10 .21
2010		10.22	0 .05	1 .04	1 .09	(0 .10)	–	(0 .10)	11 .21
2009		8.71	0 .07	1 .62	1 .69	(0 .18)	–	(0 .18)	10 .22
2008		18.51	0 .15	(8 .18)	(8 .03)	(0 .12)	(1.65)	(1 .77)	8 .71
2007		15.31	0 .10	4 .07	4 .17	(0 .05)	(0.92)	(0 .97)	18 .51
R-3 shares
2012	(c)	10.22	0 .07	0 .45	0 .52	(0 .11)	–	(0 .11)	10 .63
2011		11.22	0 .08	(0 .98)	(0 .90)	(0 .10)	–	(0 .10)	10 .22
2010		10.23	0 .08	1 .03	1 .11	(0 .12)	–	(0 .12)	11 .22
2009		8.73	0 .09	1 .61	1 .70	(0 .20)	–	(0 .20)	10 .23
2008		18.54	0 .17	(8 .18)	(8 .01)	(0 .15)	(1.65)	(1 .80)	8 .73
2007		15.34	0 .14	4 .06	4 .20	(0 .08)	(0.92)	(1 .00)	18 .54
R-4 shares
2012	(c)	10.26	0 .08	0 .44	0 .52	(0 .13)	–	(0 .13)	10 .65
2011		11.27	0 .10	(0 .98)	(0 .88)	(0 .13)	–	(0 .13)	10 .26
2010		10.26	0 .10	1 .03	1 .13	(0 .12)	–	(0 .12)	11 .27
2009		8.77	0 .11	1 .61	1 .72	(0 .23)	–	(0 .23)	10 .26
2008		18.61	0 .21	(8 .22)	(8 .01)	(0 .18)	(1.65)	(1 .83)	8 .77
2007		15.39	0 .17	4 .08	4 .25	(0 .11)	(0.92)	(1 .03)	18 .61
R-5 shares
2012	(c)	10.28	0 .09	0 .44	0 .53	(0 .14)	–	(0 .14)	10 .67
2011		11.28	0 .11	(0 .97)	(0 .86)	(0 .14)	–	(0 .14)	10 .28
2010		10.28	0 .11	1 .03	1 .14	(0 .14)	–	(0 .14)	11 .28
2009		8.77	0 .12	1 .62	1 .74	(0 .23)	–	(0 .23)	10 .28
2008		18.62	0 .23	(8 .24)	(8 .01)	(0 .19)	(1.65)	(1 .84)	8 .77
2007		15.40	0 .18	4 .08	4 .26	(0 .12)	(0.92)	(1 .04)	18 .62

See accompanying notes

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC. (unaudited)

				Ratio of
				Expenses to
				Average Net
				Assets
				(Excluding	Ratio of Gross	Ratio of Net Investment
	Net Assets, End of	Ratio of Expenses to		Interest Expense	Expenses to Average	Income to Average Net		Portfolio
Total Return	Period (in thousands)	Average Net Assets		Fees)	Net Assets(b)	Assets		Turnover Rate

5.44%(d)	$1,155,512	0 .98%(e)		N/A	1 .01%(e)	2 .03%(e)		55 .5%(e)
(7 .62)	1,170,084	1.10		N/A	1 .13	1.34		90 .5
11.49	1,323,249	1.10		N/A	1 .13	1.31		103 .4
20.69	1,464,299	1.12		1 .11%	1 .13	1.62		102 .4
(47.44)	859,383	1.10		N/A	–	1 .91		123 .6
29.66	1,903,137	1.08		N/A	–	1 .44		91 .1

5.02 (d)	4,574	1.86 (e)	,(f)	N/A	–	1 .10	(e)	55 .5	(e)
(8 .45)	4,972	1.97	(f)	N/A	–	0 .48		90 .5
10.53	6,727	1.97	(f)	N/A	–	0 .43		103 .4
19 .63	6,204	2 .00	(f)	1 .99	–	0 .74		102 .4
(47.90)	3,137	1.98		N/A	–	1 .03		123 .6
28.53	4,613	1.96		N/A	–	0 .44		91 .1

5.10 (d)	4,889	1.73 (e)	,(f)	N/A	–	1 .29	(e)	55 .5	(e)
(8 .35)	5,052	1.84	(f)	N/A	–	0 .55		90 .5
10.72	10,031	1.84	(f)	N/A	–	0 .53		103 .4
19 .73	11,435	1 .87	(f)	1 .86	–	0 .86		102 .4
(47.83)	7,877	1.85		N/A	–	1 .09		123 .6
28.69	18,566	1.83		N/A	–	0 .62		91 .1

5.18 (d)	9,568	1.55 (e)	,(f)	N/A	–	1 .43	(e)	55 .5	(e)
(8 .15)	10,939	1.66	(f)	N/A	–	0 .75		90 .5
10.90	13,026	1.66	(f)	N/A	–	0 .74		103 .4
19 .95	12,634	1 .69	(f)	1 .68	–	1 .07		102 .4
(47.71)	9,728	1.67		N/A	–	1 .23		123 .6
28.88	23,869	1.65		N/A	–	0 .82		91 .1

5.18 (d)	8,596	1.36 (e)	,(f)	N/A	–	1 .56	(e)	55 .5	(e)
(7 .96)	11,057	1.47	(f)	N/A	–	0 .90		90 .5
11.13	14,358	1.47	(f)	N/A	–	0 .95		103 .4
20 .10	13,714	1 .50	(f)	1 .49	–	1 .27		102 .4
(47.60)	9,358	1.48		N/A	–	1 .51		123 .6
29.15	17,374	1.46		N/A	–	1 .06		91 .1

5.28 (d)	7,231	1.24 (e)	,(f)	N/A	–	1 .78	(e)	55 .5	(e)
(7 .79)	8,738	1.35	(f)	N/A	–	0 .93		90 .5
11.21	25,067	1.35	(f)	N/A	–	1 .07		103 .4
20 .39	22,619	1 .38	(f)	1 .37	–	1 .36		102 .4
(47.57)	17,108	1.36		N/A	–	1 .59		123 .6
29.30	36,555	1.34		N/A	–	1 .12		91 .1

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager.
(c)	Six months ended April 30, 2012.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized	Total	Dividends	Distributions	Total	Net
		Value,	Investment	and Unrealized	From	from Net	from	Dividends	Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
LARGECAP BLEND FUND II
Class J shares
2012	(c)	$9 .21	$0.05	$1 .05	$1 .10	($0 .08)	$–	($0 .08)	$10.23
2011		8.76	0 .07	0 .41	0 .48	(0 .03)	–	(0 .03)	9 .21
2010		7.73	0 .05	1 .05	1 .10	(0 .07)	–	(0 .07)	8 .76
2009		7.02	0 .07	0 .71	0 .78	(0 .07)	–	(0 .07)	7 .73
2008		12 .12	0 .06	(4 .09)	(4 .03)	(0 .03)	(1 .04)	(1 .07)	7 .02
2007		11 .12	0 .04	1 .57	1 .61	(0 .04)	(0 .57)	(0 .61)	12 .12
Institutional shares
2012	(c)	9.48	0 .07	1 .08	1 .15	(0 .12)	–	(0 .12)	10 .51
2011		9.03	0 .11	0 .42	0 .53	(0 .08)	–	(0 .08)	9 .48
2010		7.95	0 .10	1 .09	1 .19	(0 .11)	–	(0 .11)	9 .03
2009		7.23	0 .11	0 .73	0 .84	(0 .12)	–	(0 .12)	7 .95
2008		12 .47	0 .12	(4 .22)	(4 .10)	(0 .10)	(1 .04)	(1 .14)	7 .23
2007		11 .43	0 .11	1 .62	1 .73	(0 .12)	(0 .57)	(0 .69)	12 .47
R-1 shares
2012	(c)	9.40	0 .03	1 .07	1 .10	(0 .03)	–	(0 .03)	10 .47
2011		8.95	0 .03	0 .42	0 .45	–	–	–	9.40
2010		7.90	0 .03	1 .07	1 .10	(0 .05)	–	(0 .05)	8 .95
2009		7.17	0 .05	0 .73	0 .78	(0 .05)	–	(0 .05)	7 .90
2008		12 .37	0 .03	(4 .19)	(4 .16)	–	(1.04)	(1 .04)	7 .17
2007		11 .34	0 .01	1 .61	1 .62	(0 .02)	(0 .57)	(0 .59)	12 .37
R-2 shares
2012	(c)	9.35	0 .03	1 .07	1 .10	(0 .02)	–	(0 .02)	10 .43
2011		8.90	0 .04	0 .42	0 .46	(0 .01)	–	(0 .01)	9 .35
2010		7.85	0 .04	1 .07	1 .11	(0 .06)	–	(0 .06)	8 .90
2009		7.10	0 .06	0 .73	0 .79	(0 .04)	–	(0 .04)	7 .85
2008		12 .27	0 .04	(4 .15)	(4 .11)	(0 .02)	(1 .04)	(1 .06)	7 .10
2007		11 .25	0 .03	1 .59	1 .62	(0 .03)	(0 .57)	(0 .60)	12 .27
R-3 shares
2012	(c)	9.38	0 .04	1 .08	1 .12	(0 .06)	–	(0 .06)	10 .44
2011		8.94	0 .06	0 .41	0 .47	(0 .03)	–	(0 .03)	9 .38
2010		7.88	0 .05	1 .08	1 .13	(0 .07)	–	(0 .07)	8 .94
2009		7.15	0 .08	0 .72	0 .80	(0 .07)	–	(0 .07)	7 .88
2008		12 .34	0 .06	(4 .17)	(4 .11)	(0 .04)	(1 .04)	(1 .08)	7 .15
2007		11 .32	0 .05	1 .59	1 .64	(0 .05)	(0 .57)	(0 .62)	12 .34
R-4 shares
2012	(c)	9.45	0 .05	1 .08	1 .13	(0 .08)	–	(0 .08)	10 .50
2011		9.00	0 .08	0 .42	0 .50	(0 .05)	–	(0 .05)	9 .45
2010		7.93	0 .07	1 .08	1 .15	(0 .08)	–	(0 .08)	9 .00
2009		7.20	0 .09	0 .73	0 .82	(0 .09)	–	(0 .09)	7 .93
2008		12 .42	0 .08	(4 .20)	(4 .12)	(0 .06)	(1 .04)	(1 .10)	7 .20
2007		11 .39	0 .07	1 .61	1 .68	(0 .08)	(0 .57)	(0 .65)	12 .42
R-5 shares
2012	(c)	9.44	0 .06	1 .08	1 .14	(0 .10)	–	(0 .10)	10 .48
2011		8.99	0 .09	0 .41	0 .50	(0 .05)	–	(0 .05)	9 .44
2010		7.92	0 .08	1 .08	1 .16	(0 .09)	–	(0 .09)	8 .99
2009		7.19	0 .10	0 .72	0 .82	(0 .09)	–	(0 .09)	7 .92
2008		12 .40	0 .09	(4 .19)	(4 .10)	(0 .07)	(1 .04)	(1 .11)	7 .19
2007		11 .37	0 .08	1 .61	1 .69	(0 .09)	(0 .57)	(0 .66)	12 .40

See accompanying notes

			FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC. (unaudited)

					Ratio of Gross	Ratio of Net
		Net Assets, End			Expenses to	Investment Income		Portfolio
		of Period (in	Ratio of Expenses to		Average Net	to Average Net		Turnover
Total Return		thousands)	Average Net Assets		Assets(b)	Assets		Rate

12.04%(d),(e)		$99,842	1.19	%(f)	1 .39%(f)	0 .94	%(f)	47 .0	%(f)
5.50	(e)	95,870	1.17		1 .33	0 .73		43 .7
14.25	(e)	99,281	1.28		1 .36	0 .64		36 .2
11.37	(e)	94,397	1.33		1 .39	1 .10		79 .8
(36.15	) (e)	93,445	1.28		–	0 .68		60 .0
15.10	(e)	160,166	1.35		–	0 .35		53 .2

12.31	(d)	882,427	0.75 (f)	,(g)	–	1.38	(f)	47.0	(f)
5.84		817,773	0.74	(g)	–	1 .14		43 .7
15.02		538,314	0.76	(g)	–	1 .15		36 .2
12.05		479,632	0.77	(g)	–	1 .64		79 .8
(35.86)		431,434	0.75		–	1 .21		60 .0
15.83		706,735	0.74		–	0 .98		53 .2

11.79	(d)	3,018	1.61 (f)	,(g)	–	0.52	(f)	47.0	(f)
5.03		2,976	1.61	(g)	–	0 .29		43 .7
13.97		3,297	1.62	(g)	–	0 .30		36 .2
11.10		3,337	1.63	(g)	–	0 .75		79 .8
(36.43)		2,511	1.63		–	0 .32		60 .0
14.81		3,426	1.62		–	0 .08		53 .2

11.83	(d)	8,155	1.48 (f)	,(g)	–	0.66	(f)	47.0	(f)
5.12		8,374	1.48	(g)	–	0 .43		43 .7
14.12		14,969	1.49	(g)	–	0 .43		36 .2
11.27		15,413	1.50	(g)	–	0 .91		79 .8
(36.39)		13,952	1.50		–	0 .46		60 .0
15.01		30,709	1.49		–	0 .24		53 .2

12.02	(d)	20,470	1.30 (f)	,(g)	–	0.84	(f)	47.0	(f)
5.22		21,931	1.30	(g)	–	0 .60		43 .7
14.41		25,154	1.31	(g)	–	0 .60		36 .2
11.43		21,135	1.32	(g)	–	1 .12		79 .8
(36.23)		21,349	1.32		–	0 .63		60 .0
15.12		29,848	1.31		–	0 .43		53 .2

12.12	(d)	16,142	1.11 (f)	,(g)	–	1.02	(f)	47.0	(f)
5.52		14,417	1.11	(g)	–	0 .79		43 .7
14.56		13,836	1.12	(g)	–	0 .80		36 .2
11.63		13,463	1.13	(g)	–	1 .27		79 .8
(36.11)		11,356	1.13		–	0 .84		60 .0
15.34		17,260	1.12		–	0 .57		53 .2

12.17	(d)	26,137	0.99 (f)	,(g)	–	1.12	(f)	47.0	(f)
5.59		21,778	0.99	(g)	–	0 .90		43 .7
14.75		21,473	1.00	(g)	–	0 .92		36 .2
11.68		25,707	1.01	(g)	–	1 .40		79 .8
(36.00)		24,446	1.01		–	0 .95		60 .0
15.52		55,239	1.00		–	0 .71		53 .2

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2012.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions		Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Tax Return	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	of Capital	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distribution	Distributions	of Period
LARGECAP GROWTH FUND
Class J shares
2012	(c)	$7 .53	$–	$1 .01	$1 .01	$–	$–	$–	$–	$8 .54
2011		7.21	(0.02)	0 .34	0 .32	–	–	–	–	7.53
2010		5.98	(0.04)	1 .27	1 .23	–	–	–	–	7.21
2009		5.81	(0.03)	0 .20	0 .17	–	–	–	–	5.98
2008		9.53	(0.01)	(3 .54)	(3 .55)	–	(0 .15)	(0.02)	(0 .17)	5 .81
2007		7.46	(0.01)	2 .18	2 .17	–	(0 .10)	–	(0 .10)	9 .53
Institutional shares
2012	(c)	8.07	0.02	1 .09	1 .11	(0 .03)	–	–	(0 .03)	9 .15
2011		7.69	0.02	0 .36	0 .38	–	–	–	–	8.07
2010		6.35	–	1.34	1.34	–	–	–	–	7.69
2009		6.13	0.01	0 .22	0 .23	(0 .01)	–	–	(0 .01)	6 .35
2008		10 .02	0 .05	(3 .73)	(3 .68)	(0 .04)	(0 .15)	(0 .02)	(0 .21)	6 .13
2007		7.83	0.04	2 .31	2 .35	(0 .06)	(0 .10)	–	(0 .16)	10 .02
R-1 shares
2012	(c)	7.72	(0 .02)	1 .04	1 .02	–	–	–	–	8.74
2011		7.42	(0.05)	0 .35	0 .30	–	–	–	–	7.72
2010		6.17	(0.06)	1 .31	1 .25	–	–	–	–	7.42
2009		6.00	(0.04)	0 .21	0 .17	–	–	–	–	6.17
2008		9.85	(0.03)	(3 .65)	(3 .68)	–	(0 .15)	(0.02)	(0 .17)	6 .00
2007		7.71	(0.03)	2 .27	2 .24	–	(0 .10)	–	(0 .10)	9 .85
R-2 shares
2012	(c)	7.77	(0 .01)	1 .05	1 .04	–	–	–	–	8.81
2011		7.46	(0.04)	0 .35	0 .31	–	–	–	–	7.77
2010		6.20	(0.05)	1 .31	1 .26	–	–	–	–	7.46
2009		6.03	(0.03)	0 .20	0 .17	–	–	–	–	6.20
2008		9.88	(0.02)	(3 .66)	(3 .68)	–	(0 .15)	(0.02)	(0 .17)	6 .03
2007		7.72	(0.02)	2 .28	2 .26	–	(0 .10)	–	(0 .10)	9 .88
R-3 shares
2012	(c)	8.26	–	1.11	1.11	–	–	–	–	9.37
2011		7.92	(0.03)	0 .37	0 .34	–	–	–	–	8.26
2010		6.52	(0.04)	1 .44	1 .40	–	–	–	–	7.92
2009		6.32	(0.02)	0 .22	0 .20	–	–	–	–	6.52
2008		10 .34	–	(3 .85)	(3 .85)	–	(0 .15)	(0.02)	(0 .17)	6 .32
2007		8.07	–	2 .38	2 .38	(0 .01)	(0 .10)	–	(0 .11)	10 .34
R-4 shares
2012	(c)	8.19	0.01	1 .10	1 .11	–	–	–	–	9.30
2011		7.83	(0.01)	0 .37	0 .36	–	–	–	–	8.19
2010		6.48	(0.02)	1 .37	1 .35	–	–	–	–	7.83
2009		6.28	(0.01)	0 .21	0 .20	–	–	–	–	6.48
2008		10 .25	0 .01	(3 .81)	(3 .80)	–	(0 .15)	(0.02)	(0 .17)	6 .28
2007		8.01	0.01	2 .35	2 .36	(0 .02)	(0 .10)	–	(0 .12)	10 .25
R-5 shares
2012	(c)	8.11	0.01	1 .10	1 .11	–	–	–	–	9.22
2011		7.75	–	0.36	0.36	–	–	–	–	8.11
2010		6.41	(0.01)	1 .35	1 .34	–	–	–	–	7.75
2009		6.20	–	0.21	0.21	–	–	–	–	6.41
2008		10 .12	0 .03	(3 .76)	(3 .73)	(0 .02)	(0 .15)	(0 .02)	(0 .19)	6 .20
2007		7.91	0.02	2 .32	2 .34	(0 .03)	(0 .10)	–	(0 .13)	10 .12

See accompanying notes

			FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC. (unaudited)

					Ratio of Gross
		Net Assets, End	Ratio of Expenses		Expenses to	Ratio of Net		Portfolio
		of Period (in	to Average Net		Average Net	Investment Income to		Turnover
Total Return		thousands)	Assets		Assets(b)	Average Net Assets		Rate

13.41%(d),(e)		$48,459	1.18%(f)		1 .36%(f)	(0 .05)%(f)		63 .9%(f)
4.44	(e)	42,949	1.14		1 .28	(0 .26)		64 .8
20.57	(e)	45,092	1.26		1 .33	(0 .56)		65 .5
2.93	(e)	39,852	1.41		1 .46	(0 .51)		86 .5
(37.92	) (e)	38,641	1.33		–	(0 .16)		88 .8
29.41	(e)	52,055	1.31		–	(0 .18)		113 .1	(g)

13.75	(d)	1,821,936	0.64	(f)	–	0.48	(f)	63.9	(f)
4.94		1,699,349	0.65		–	0 .23		64 .8
21.12		1,680,577	0.65		–	0 .04		65 .5
3.79		1,673,544	0.65		–	0 .24		86 .5
(37.49)		1,531,200	0.62		–	0 .58		88 .8
30.46		3,509,320	0.60		–	0 .42		113 .1	(g)

13.21	(d)	16,171	1.52	(f)	–	(0 .39	) (f)	63 .9	(f)
4.04		15,012	1.52		–	(0 .64)		64 .8
20.26		17,427	1.52		–	(0 .82)		65 .5
2.83		10,130	1.53		–	(0 .65)		86 .5
(38.01)		9,129	1.50		–	(0 .34)		88 .8
29.37		12,562	1.47		–	(0 .36)		113 .1	(g)

13.38	(d)	9,119	1.39	(f)	–	(0 .26	) (f)	63 .9	(f)
4.16		9,353	1.39		–	(0 .51)		64 .8
20.32		17,137	1.39		–	(0 .69)		65 .5
2.82		16,407	1.40		–	(0 .50)		86 .5
(37.89)		15,819	1.37		–	(0 .20)		88 .8
29.59		24,502	1.34		–	(0 .21)		113 .1	(g)

13.44	(d)	30,276	1.21	(f)	–	(0 .06	) (f)	63 .9	(f)
4.29		38,490	1.21		–	(0 .33)		64 .8
21.47	(h)	52,360	1.21		–	(0 .52)		65 .5
3.16		56,773	1.22		–	(0 .34)		86 .5
(37.85)		48,883	1.19		–	(0 .03)		88 .8
29.79		59,749	1.16		–	(0 .05)		113 .1	(g)

13.55	(d)	16,868	1.02	(f)	–	0.13	(f)	63.9	(f)
4.60		22,675	1.02		–	(0 .13)		64 .8
20.83		30,517	1.02		–	(0 .33)		65 .5
3.18		35,761	1.03		–	(0 .13)		86 .5
(37.67)		28,378	1.00		–	0 .14		88 .8
29.90		25,974	0.97		–	0 .15		113 .1	(g)

13.73	(d)	135,459	0.90	(f)	–	0.23	(f)	63.9	(f)
4.65		124,763	0.90		–	(0 .02)		64 .8
20.90		130,991	0.90		–	(0 .20)		65 .5
3.39		74,628	0.91		–	(0 .02)		86 .5
(37.58)		66,974	0.88		–	0 .29		88 .8
30.07		96,875	0.86		–	0 .24		113 .1	(g)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2012.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM Growth Fund.
(h)	In March, 2010, the Class experienced a significant one time gain of approximately $0.06/share as the result of a settlement in an SEC administrative proceeding. If such gain had not been recognized, the total return amounts expressed herein would have been lower.

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
LARGECAP GROWTH FUND I
Class J shares
2012	(c)	$8 .55	($0 .02)	$1 .16	$1 .14	$–	($0 .34)	($0 .34)	$9 .35
2011		7.84	(0 .03)	0 .74	0 .71	–	–	–	8.55
2010		6.40	(0 .04)	1 .48	1 .44	–	–	–	7.84
2009		5.00	(0 .03)	1 .43	1 .40	–	–	–	6.40
2008		8.88	(0 .05)	(3 .43)	(3 .48)	–	(0.40)	(0 .40)	5 .00
2007		7.79	(0 .04)	1 .50	1 .46	–	(0.37)	(0 .37)	8 .88
Institutional shares
2012	(c)	9.48	0 .01	1 .29	1 .30	(0 .01)	(0 .34)	(0 .35)	10 .43
2011		8.66	0 .02	0 .81	0 .83	(0 .01)	–	(0 .01)	9 .48
2010		7.02	0 .01	1 .64	1 .65	(0 .01)	–	(0 .01)	8 .66
2009		5.45	0 .01	1 .56	1 .57	–	–	–	7.02
2008		9.59	–	(3 .73)	(3 .73)	(0 .01)	(0.40)	(0 .41)	5 .45
2007		8.36	0 .02	1 .62	1 .64	(0 .04)	(0.37)	(0 .41)	9 .59
R-1 shares
2012	(c)	8.97	(0 .03)	1 .22	1 .19	–	(0.34)	(0 .34)	9 .82
2011		8.25	(0 .06)	0 .78	0 .72	–	–	–	8.97
2010		6.75	(0 .05)	1 .55	1 .50	–	–	–	8.25
2009		5.28	(0 .04)	1 .51	1 .47	–	–	–	6.75
2008		9.38	(0 .07)	(3 .63)	(3 .70)	–	(0.40)	(0 .40)	5 .28
2007		8.22	(0 .05)	1 .58	1 .53	–	(0.37)	(0 .37)	9 .38
R-2 shares
2012	(c)	8.78	(0 .03)	1 .20	1 .17	–	(0.34)	(0 .34)	9 .61
2011		8.07	(0 .05)	0 .76	0 .71	–	–	–	8.78
2010		6.59	(0 .04)	1 .52	1 .48	–	–	–	8.07
2009		5.15	(0 .03)	1 .47	1 .44	–	–	–	6.59
2008		9.15	(0 .06)	(3 .54)	(3 .60)	–	(0.40)	(0 .40)	5 .15
2007		8.02	(0 .04)	1 .54	1 .50	–	(0.37)	(0 .37)	9 .15
R-3 shares
2012	(c)	9.13	(0 .02)	1 .25	1 .23	–	(0.34)	(0 .34)	10 .02
2011		8.38	(0 .04)	0 .79	0 .75	–	–	–	9.13
2010		6.82	(0 .03)	1 .59	1 .56	–	–	–	8.38
2009		5.33	(0 .02)	1 .51	1 .49	–	–	–	6.82
2008		9.43	(0 .04)	(3 .66)	(3 .70)	–	(0.40)	(0 .40)	5 .33
2007		8.24	(0 .02)	1 .58	1 .56	–	(0.37)	(0 .37)	9 .43
R-4 shares
2012	(c)	9.15	(0 .01)	1 .25	1 .24	–	(0.34)	(0 .34)	10 .05
2011		8.38	(0 .02)	0 .79	0 .77	–	–	–	9.15
2010		6.82	(0 .02)	1 .58	1 .56	–	–	–	8.38
2009		5.31	(0 .01)	1 .52	1 .51	–	–	–	6.82
2008		9.39	(0 .03)	(3 .65)	(3 .68)	–	(0.40)	(0 .40)	5 .31
2007		8.19	(0 .01)	1 .59	1 .58	(0 .01)	(0.37)	(0 .38)	9 .39
R-5 shares
2012	(c)	9.31	(0 .01)	1 .28	1 .27	–	(0.34)	(0 .34)	10 .24
2011		8.51	(0 .01)	0 .81	0 .80	–	–	–	9.31
2010		6.91	(0 .01)	1 .61	1 .60	–	–	–	8.51
2009		5.38	(0 .01)	1 .54	1 .53	–	–	–	6.91
2008		9.50	(0 .02)	(3 .70)	(3 .72)	–	(0.40)	(0 .40)	5 .38
2007		8.28	–	1 .61	1 .61	(0 .02)	(0.37)	(0 .39)	9 .50

See accompanying notes

			FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC. (unaudited)

		Net Assets, End of			Ratio of Gross	Ratio of Net
		Period (in	Ratio of Expenses to		Expenses to Average	Investment Income to		Portfolio
Total Return		thousands)	Average Net Assets		Net Assets(b)	Average Net Assets		Turnover Rate

14.12%(d),(e)		$72,482	1 .15	%(f)	1 .35%(f)	(0 .41	)%(f)	36.5	%(f)
9.06	(e)	62,281	1.14		1 .30	(0 .36)		52.0
22.50	(e)	53,357	1.36		1 .47	(0 .56)		49.8
28.00	(e)	42,118	1.52		1 .58	(0 .62)		98.9
(40.88	) (e)	28,875	1.42		–	(0 .68)		64.5
19.46	(e)	52,111	1.47		–	(0 .47)		47.7

14.50	(d)	3,656,704	0.61 (f)	,(g)	–	0 .13	(f)	36 .5	(f)
9.60		3,025,782	0.61	(g)	–	0 .18		52.0
23.44		2,685,536	0.64		0 .69	0 .15		49.8
28.83		1,514,796	0.73	(g)	–	0 .17		98.9
(40.50)		1,089,367	0.73		–	0 .00		64.5
20.38		1,668,453	0.73		–	0 .26		47.7

14.02	(d)	4,463	1.48 (f)	,(g)	–	(0 .74	) (f)	36 .5	(f)
8.73		3,664	1.49	(g)	–	(0 .71)		52.0
22.22		2,882	1.52		1 .57	(0 .73)		49.8
27.84		1,717	1.61	(g)	–	(0 .71)		98.9
(41.05)		1,049	1.61		–	(0 .88)		64.5
19.29		1,480	1.61		–	(0 .62)		47.7

14.09	(d)	11,793	1.35 (f)	,(g)	–	(0 .62	) (f)	36 .5	(f)
8.80		9,498	1.36	(g)	–	(0 .58)		52.0
22.46		7,759	1.39		1 .44	(0 .60)		49.8
27.96		9,273	1.48	(g)	–	(0 .58)		98.9
(40.99)		7,234	1.48		–	(0 .75)		64.5
19.41		18,098	1.48		–	(0 .45)		47.7

14.21	(d)	83,767	1.17 (f)	,(g)	–	(0 .44	) (f)	36 .5	(f)
8.95		59,494	1.18	(g)	–	(0 .40)		52.0
22.87		31,002	1.21		1 .26	(0 .42)		49.8
27.95		13,590	1.30	(g)	–	(0 .40)		98.9
(40.83)		13,763	1.30		–	(0 .56)		64.5
19.62		26,373	1.30		–	(0 .26)		47.7

14.29	(d)	47,246	0.98 (f)	,(g)	–	(0 .27	) (f)	36 .5	(f)
9.19		29,668	0.99	(g)	–	(0 .23)		52.0
22.87		12,655	1.02		1 .07	(0 .22)		49.8
28.44		4,213	1.11	(g)	–	(0 .20)		98.9
(40.78)		3,767	1.11		–	(0 .38)		64.5
19.97		6,315	1.11		–	(0 .11)		47.7

14.37	(d)	161,934	0.86 (f)	,(g)	–	(0 .13	) (f)	36 .5	(f)
9.40		117,302	0.87	(g)	–	(0 .09)		52.0
23.15		65,597	0.90		0 .95	(0 .12)		49.8
28.44		16,770	0.99	(g)	–	(0 .09)		98.9
(40.73)		14,195	0.99		–	(0 .26)		64.5
20.14		34,416	0.99		–	0 .02		47.7

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2012.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
LARGECAP GROWTH FUND II
Class J shares
2012	(c)	$7 .62	$–	$0 .90	$0 .90	($0 .01)	($0 .69)	($0 .70)	$7 .82
2011		7.13	0 .01	0 .55	0 .56	(0 .03)	(0.04)	(0 .07)	7 .62
2010		6.22	–	0.91	0.91	–	–	–	7.13
2009		5.48	(0 .01)	0 .75	0 .74	–	–	–	6.22
2008		9.30	(0 .03)	(2 .86)	(2 .89)	–	(0.93)	(0 .93)	5 .48
2007		8.43	(0 .05)	1 .65	1 .60	–	(0.73)	(0 .73)	9 .30
Institutional shares
2012	(c)	8.39	0 .03	0 .99	1 .02	(0 .04)	(0 .69)	(0 .73)	8 .68
2011		7.85	0 .05	0 .60	0 .65	(0 .07)	(0.04)	(0 .11)	8 .39
2010		6.83	0 .05	1 .00	1 .05	(0 .03)	–	(0 .03)	7 .85
2009		6.01	0 .03	0 .83	0 .86	(0 .04)	–	(0 .04)	6 .83
2008		10 .05	0 .02	(3 .13)	(3 .11)	–	(0.93)	(0 .93)	6 .01
2007		8.99	0 .02	1 .78	1 .80	(0 .01)	(0.73)	(0 .74)	10 .05
R-1 shares
2012	(c)	8.04	(0 .01)	0 .95	0 .94	–	(0.69)	(0 .69)	8 .29
2011		7.52	(0 .02)	0 .58	0 .56	–	(0.04)	(0 .04)	8 .04
2010		6.58	(0 .02)	0 .96	0 .94	–	–	–	7.52
2009		5.80	(0 .02)	0 .80	0 .78	–	–	–	6.58
2008		9.81	(0 .05)	(3 .03)	(3 .08)	–	(0.93)	(0 .93)	5 .80
2007		8.86	(0 .07)	1 .75	1 .68	–	(0.73)	(0 .73)	9 .81
R-2 shares
2012	(c)	7.81	–	0.91	0.91	–	(0.69)	(0 .69)	8 .03
2011		7.31	(0 .01)	0 .56	0 .55	(0 .01)	(0.04)	(0 .05)	7 .81
2010		6.38	(0 .01)	0 .94	0 .93	–	–	–	7.31
2009		5.62	(0 .01)	0 .77	0 .76	–	–	–	6.38
2008		9.52	(0 .04)	(2 .93)	(2 .97)	–	(0.93)	(0 .93)	5 .62
2007		8.61	(0 .05)	1 .69	1 .64	–	(0.73)	(0 .73)	9 .52
R-3 shares
2012	(c)	7.95	–	0 .95	0 .95	(0 .01)	(0.69)	(0 .70)	8 .20
2011		7.45	–	0 .57	0 .57	(0 .03)	(0.04)	(0 .07)	7 .95
2010		6.49	–	0.96	0.96	–	–	–	7.45
2009		5.71	–	0.78	0.78	–	–	–	6.49
2008		9.65	(0 .03)	(2 .98)	(3 .01)	–	(0.93)	(0 .93)	5 .71
2007		8.69	(0 .03)	1 .72	1 .69	–	(0.73)	(0 .73)	9 .65
R-4 shares
2012	(c)	8.13	0 .01	0 .96	0 .97	(0 .01)	(0 .69)	(0 .70)	8 .40
2011		7.61	0 .02	0 .58	0 .60	(0 .04)	(0.04)	(0 .08)	8 .13
2010		6.63	0 .02	0 .97	0 .99	(0 .01)	–	(0 .01)	7 .61
2009		5.81	0 .01	0 .81	0 .82	–	–	–	6.63
2008		9.79	(0 .01)	(3 .04)	(3 .05)	–	(0.93)	(0 .93)	5 .81
2007		8.80	(0 .02)	1 .74	1 .72	–	(0.73)	(0 .73)	9 .79
R-5 shares
2012	(c)	8.20	0 .02	0 .96	0 .98	(0 .02)	(0 .69)	(0 .71)	8 .47
2011		7.67	0 .03	0 .59	0 .62	(0 .05)	(0.04)	(0 .09)	8 .20
2010		6.68	0 .03	0 .98	1 .01	(0 .02)	–	(0 .02)	7 .67
2009		5.87	0 .02	0 .81	0 .83	(0 .02)	–	(0 .02)	6 .68
2008		9.86	–	(3 .06)	(3 .06)	–	(0.93)	(0 .93)	5 .87
2007		8.85	(0 .01)	1 .75	1 .74	–	(0.73)	(0 .73)	9 .86

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

					Ratio of Gross	Ratio of Net
		Net Assets, End of	Ratio of Expenses		Expenses to	Investment Income		Portfolio
		Period (in	to Average Net		Average Net	to Average Net		Turnover
Total Return		thousands)	Assets		Assets(b)	Assets		Rate

13.48%(d),(e)		$29,438	1.42%(f)		1 .62%(f)	0 .10%(f)		51 .4%(f)
7.84	(e)	27,044	1 .44		1 .60	0 .10		73 .7
14.63	(e)	26,662	1 .57		1 .65	(0 .03)		70 .8
13.50	(e)	23,413	1 .73		1 .78	(0 .24)		140 .0
(34.44	) (e)	19,225	1 .59		–	(0 .41)		132 .4
20.52	(e)	30,363	1 .75		–	(0 .59)		138 .3	(g)

13.84	(d)	1,168,845	0.87 (f)	,(h)	–	0.64	(f)	51.4	(f)
8.32		1,019,620	0.93	(h)	–	0 .62		73 .7
15.38		1,291,759	0.92	(h)	–	0 .62		70 .8
14.40		1,499,432	0.93	(h)	–	0 .56		140 .0
(34.03)		1,330,829	0 .94		–	0 .22		132 .4
21.56		750,044	0 .99		–	0 .19		138 .3	(g)

13.28	(d)	1,805	1.75 (f)	,(h)	–	(0 .27	) (f)	51 .4	(f)
7.46		1,316	1.81	(h)	–	(0 .25)		73 .7
14.29		1,473	1.80	(h)	–	(0 .26)		70 .8
13.45		1,472	1.81	(h)	–	(0 .34)		140 .0
(34.60)		889	1 .82		–	(0 .65)		132 .4
20.42		1,727	1 .87		–	(0 .73)		138 .3	(g)

13.30	(d)	3,802	1.62 (f)	,(h)	–	(0 .03	) (f)	51 .4	(f)
7.54		5,215	1.68	(h)	–	(0 .11)		73 .7
14.58		7,359	1.67	(h)	–	(0 .13)		70 .8
13.52		7,619	1.68	(h)	–	(0 .18)		140 .0
(34.50)		7,131	1 .69		–	(0 .50)		132 .4
20.55		14,150	1 .74		–	(0 .56)		138 .3	(g)

13.56	(d)	11,680	1.44 (f)	,(h)	–	0.06	(f)	51.4	(f)
7.65		9,751	1.50	(h)	–	0 .03		73 .7
14.79		8,490	1.49	(h)	–	0 .05		70 .8
13.66		9,327	1.50	(h)	–	(0 .02)		140 .0
(34.43)		5,857	1 .51		–	(0 .32)		132 .4
20.96		9,884	1 .56		–	(0 .39)		138 .3	(g)

13.59	(d)	9,161	1.25 (f)	,(h)	–	0.26	(f)	51.4	(f)
7.95		7,458	1.31	(h)	–	0 .25		73 .7
14.95		9,396	1.30	(h)	–	0 .24		70 .8
14.11		6,499	1.31	(h)	–	0 .19		140 .0
(34.34)		6,937	1 .32		–	(0 .11)		132 .4
21.06		22,117	1 .37		–	(0 .20)		138 .3	(g)

13.56	(d)	17,896	1.13 (f)	,(h)	–	0.38	(f)	51.4	(f)
8.13		15,637	1.19	(h)	–	0 .38		73 .7
15.07		24,655	1.18	(h)	–	0 .36		70 .8
14.13		17,233	1.19	(h)	–	0 .30		140 .0
(34.19)		16,528	1 .20		–	(0 .03)		132 .4
21.17		24,856	1 .25		–	(0 .08)		138 .3	(g)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2012.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Portfolio turnover rate excludes portfolio realignment from the acquisition of Partners LargeCap Growth Fund.
(h)	Reflects Manager's contractual expense limit.

See accompanying footnotes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
LARGECAP S&P 500 INDEX FUND
Class J shares
2012	(c)	$8 .81	$0.07	$1 .01	$1 .08	($0 .14)	$–	($0 .14)	$9 .75
2011		8.27	0 .12	0 .50	0 .62	(0 .08)	–	(0 .08)	8 .81
2010		7.24	0 .11	1 .02	1 .13	(0 .10)	–	(0 .10)	8 .27
2009		6.79	0 .11	0 .47	0 .58	(0 .13)	–	(0 .13)	7 .24
2008		10 .95	0 .14	(4 .05)	(3 .91)	(0 .13)	(0 .12)	(0 .25)	6 .79
2007		9.76	0 .13	1 .19	1 .32	(0 .10)	(0.03)	(0 .13)	10 .95
Institutional shares
2012	(c)	8.89	0 .09	1 .01	1 .10	(0 .17)	–	(0 .17)	9 .82
2011		8.35	0 .16	0 .50	0 .66	(0 .12)	–	(0 .12)	8 .89
2010		7.31	0 .15	1 .03	1 .18	(0 .14)	–	(0 .14)	8 .35
2009		6.87	0 .14	0 .48	0 .62	(0 .18)	–	(0 .18)	7 .31
2008		11 .08	0 .19	(4 .09)	(3 .90)	(0 .19)	(0 .12)	(0 .31)	6 .87
2007		9.88	0 .19	1 .21	1 .40	(0 .17)	(0.03)	(0 .20)	11 .08
R-1 shares
2012	(c)	8.83	0 .05	1 .01	1 .06	(0 .09)	–	(0 .09)	9 .80
2011		8.31	0 .08	0 .50	0 .58	(0 .06)	–	(0 .06)	8 .83
2010		7.29	0 .08	1 .03	1 .11	(0 .09)	–	(0 .09)	8 .31
2009		6.81	0 .09	0 .49	0 .58	(0 .10)	–	(0 .10)	7 .29
2008		10 .99	0 .11	(4 .07)	(3 .96)	(0 .10)	(0 .12)	(0 .22)	6 .81
2007		9.80	0 .10	1 .20	1 .30	(0 .08)	(0.03)	(0 .11)	10 .99
R-2 shares
2012	(c)	8.88	0 .06	1 .02	1 .08	(0 .10)	–	(0 .10)	9 .86
2011		8.34	0 .10	0 .49	0 .59	(0 .05)	–	(0 .05)	8 .88
2010		7.31	0 .09	1 .03	1 .12	(0 .09)	–	(0 .09)	8 .34
2009		6.84	0 .10	0 .48	0 .58	(0 .11)	–	(0 .11)	7 .31
2008		11 .03	0 .12	(4 .08)	(3 .96)	(0 .11)	(0 .12)	(0 .23)	6 .84
2007		9.84	0 .11	1 .20	1 .31	(0 .09)	(0.03)	(0 .12)	11 .03
R-3 shares
2012	(c)	8.89	0 .07	1 .01	1 .08	(0 .13)	–	(0 .13)	9 .84
2011		8.35	0 .11	0 .50	0 .61	(0 .07)	–	(0 .07)	8 .89
2010		7.32	0 .11	1 .03	1 .14	(0 .11)	–	(0 .11)	8 .35
2009		6.85	0 .11	0 .49	0 .60	(0 .13)	–	(0 .13)	7 .32
2008		11 .06	0 .14	(4 .10)	(3 .96)	(0 .13)	(0 .12)	(0 .25)	6 .85
2007		9.86	0 .13	1 .21	1 .34	(0 .11)	(0.03)	(0 .14)	11 .06
R-4 shares
2012	(c)	8.92	0 .07	1 .02	1 .09	(0 .14)	–	(0 .14)	9 .87
2011		8.38	0 .13	0 .50	0 .63	(0 .09)	–	(0 .09)	8 .92
2010		7.34	0 .12	1 .04	1 .16	(0 .12)	–	(0 .12)	8 .38
2009		6.89	0 .12	0 .48	0 .60	(0 .15)	–	(0 .15)	7 .34
2008		11 .11	0 .15	(4 .10)	(3 .95)	(0 .15)	(0 .12)	(0 .27)	6 .89
2007		9.91	0 .15	1 .21	1 .36	(0 .13)	(0.03)	(0 .16)	11 .11
R-5 shares
2012	(c)	8.98	0 .08	1 .03	1 .11	(0 .15)	–	(0 .15)	9 .94
2011		8.44	0 .14	0 .50	0 .64	(0 .10)	–	(0 .10)	8 .98
2010		7.39	0 .13	1 .05	1 .18	(0 .13)	–	(0 .13)	8 .44
2009		6.93	0 .13	0 .49	0 .62	(0 .16)	–	(0 .16)	7 .39
2008		11 .17	0 .17	(4 .13)	(3 .96)	(0 .16)	(0 .12)	(0 .28)	6 .93
2007		9.96	0 .17	1 .21	1 .38	(0 .14)	(0.03)	(0 .17)	11 .17

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

							Ratio of Net
		Net Assets,	Ratio of		Ratio of Gross		Investment
		End of	Expenses to		Expenses to		Income to		Portfolio
		Period (in	Average Net		Average Net		Average Net		Turnover
Total Return		thousands)	Assets		Assets(b)		Assets		Rate

12 .42%(d),(e)		$352,637	0 .59	%(f)	0 .77	%(f)	1 .56	%(f)	2 .6	%(f)
7.49	(e)	323,928	0.58		0.72		1 .41		4 .3
15.74	(e)	317,882	0.69		0.76		1 .36		8 .0
8.95	(e)	260,397	0.76		0.81		1 .72		7 .6
(36.51	) (e)	247,433	0.69		–		1.54		8.2
13.73	(e)	423,409	0.75		–		1.24		5.6

12.67	(d)	1,580,076	0.17	(f)	0.17	(f)	1 .97	(f)	2 .6	(f)
7.89		1,292,005	0.17		0.17		1 .82		4 .3
16.27		1,343,467	0.18		0.18		1 .87		8 .0
9.53		136,579	0.19		0.25		2 .26		7 .6
(36.15)		112,221	0.16		–		2.05		8.2
14.42		87,900	0.15		–		1.79		5.6

12.15	(d)	17,953	1.04	(f)	–		1 .11	(f)	2 .6	(f)
6.94		16,169	1.04		–		0.95		4.3
15.32		16,843	1.04		–		1.02		8.0
8.71		12,677	1.04		–		1.35		7.6
(36.75)		7,825	1.04		–		1.19		8.2
13.43		13,456	1.03		–		0.94		5.6

12.30	(d)	38,164	0.91	(f)	–		1 .25	(f)	2 .6	(f)
7.05		36,188	0.91		–		1.09		4.3
15.47		47,540	0.91		–		1.15		8.0
8.82		47,447	0.91		–		1.55		7.6
(36.62)		41,405	0.91		–		1.32		8.2
13.52		70,976	0.90		–		1.10		5.6

12.30	(d)	148,680	0.73	(f)	–		1 .41	(f)	2 .6	(f)
7.31		127,726	0.73		–		1.26		4.3
15.61		115,162	0.73		–		1.34		8.0
9.13		136,863	0.73		–		1.72		7.6
(36.59)		118,216	0.73		–		1.49		8.2
13.80		181,330	0.72		–		1.27		5.6

12.45	(d)	124,915	0.54	(f)	–		1 .62	(f)	2 .6	(f)
7.51		120,723	0.54		–		1.45		4.3
15.88		106,514	0.54		–		1.51		8.0
9.18		83,855	0.54		–		1.90		7.6
(36.39)		67,528	0.54		–		1.67		8.2
13.94		63,469	0.53		–		1.45		5.6

12.58	(d)	242,153	0.42	(f)	–		1 .73	(f)	2 .6	(f)
7.58		224,128	0.42		–		1.57		4.3
16.03		190,814	0.42		–		1.63		8.0
9.31		173,787	0.42		–		2.02		7.6
(36.30)		139,495	0.42		–		1.81		8.2
14.11		250,112	0.41		–		1.59		5.6

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2012.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.

See accompanying footnotes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
LARGECAP VALUE FUND
Class J shares
2012	(c)	$9 .19	$0.06	$1 .07	$1 .13	($0 .09)	$–	($0 .09)	$10.23
2011		8.68	0 .09	0 .49	0 .58	(0 .07)	–	(0 .07)	9 .19
2010		7.74	0 .08	0 .97	1 .05	(0 .11)	–	(0 .11)	8 .68
2009		7.83	0 .13	(0 .07)	0 .06	(0 .15)	–	(0 .15)	7 .74
2008		13 .37	0 .17	(4 .53)	(4 .36)	(0 .14)	(1 .04)	(1 .18)	7 .83
2007		12 .94	0 .16	0 .99	1 .15	(0 .12)	(0 .60)	(0 .72)	13 .37
Institutional shares
2012	(c)	9.32	0 .08	1 .09	1 .17	(0 .14)	–	(0 .14)	10 .35
2011		8.81	0 .14	0 .49	0 .63	(0 .12)	–	(0 .12)	9 .32
2010		7.85	0 .13	0 .99	1 .12	(0 .16)	–	(0 .16)	8 .81
2009		7.95	0 .17	(0 .06)	0 .11	(0 .21)	–	(0 .21)	7 .85
2008		13 .56	0 .24	(4 .59)	(4 .35)	(0 .22)	(1 .04)	(1 .26)	7 .95
2007		13 .13	0 .25	1 .01	1 .26	(0 .23)	(0 .60)	(0 .83)	13 .56
R-1 shares
2012	(c)	9.23	0 .04	1 .08	1 .12	(0 .05)	–	(0 .05)	10 .30
2011		8.72	0 .05	0 .50	0 .55	(0 .04)	–	(0 .04)	9 .23
2010		7.79	0 .06	0 .99	1 .05	(0 .12)	–	(0 .12)	8 .72
2009		7.88	0 .11	(0 .07)	0 .04	(0 .13)	–	(0 .13)	7 .79
2008		13 .44	0 .15	(4 .55)	(4 .40)	(0 .12)	(1 .04)	(1 .16)	7 .88
2007		13 .02	0 .13	1 .00	1 .13	(0 .11)	(0 .60)	(0 .71)	13 .44
R-2 shares
2012	(c)	9.25	0 .05	1 .08	1 .13	(0 .05)	–	(0 .05)	10 .33
2011		8.74	0 .07	0 .49	0 .56	(0 .05)	–	(0 .05)	9 .25
2010		7.80	0 .07	0 .98	1 .05	(0 .11)	–	(0 .11)	8 .74
2009		7.88	0 .12	(0 .06)	0 .06	(0 .14)	–	(0 .14)	7 .80
2008		13 .45	0 .17	(4 .57)	(4 .40)	(0 .13)	(1 .04)	(1 .17)	7 .88
2007		13 .03	0 .16	0 .99	1 .15	(0 .13)	(0 .60)	(0 .73)	13 .45
R-3 shares
2012	(c)	9.26	0 .06	1 .07	1 .13	(0 .08)	–	(0 .08)	10 .31
2011		8.72	0 .08	0 .49	0 .57	(0 .03)	–	(0 .03)	9 .26
2010		7.78	0 .09	0 .98	1 .07	(0 .13)	–	(0 .13)	8 .72
2009		7.87	0 .12	(0 .05)	0 .07	(0 .16)	–	(0 .16)	7 .78
2008		13 .44	0 .18	(4 .56)	(4 .38)	(0 .15)	(1 .04)	(1 .19)	7 .87
2007		13 .02	0 .17	1 .00	1 .17	(0 .15)	(0 .60)	(0 .75)	13 .44
R-4 shares
2012	(c)	9.24	0 .07	1 .07	1 .14	(0 .10)	–	(0 .10)	10 .28
2011		8.74	0 .10	0 .49	0 .59	(0 .09)	–	(0 .09)	9 .24
2010		7.79	0 .10	0 .99	1 .09	(0 .14)	–	(0 .14)	8 .74
2009		7.89	0 .15	(0 .07)	0 .08	(0 .18)	–	(0 .18)	7 .79
2008		13 .46	0 .20	(4 .56)	(4 .36)	(0 .17)	(1 .04)	(1 .21)	7 .89
2007		13 .04	0 .20	1 .00	1 .20	(0 .18)	(0 .60)	(0 .78)	13 .46
R-5 shares
2012	(c)	9.32	0 .07	1 .09	1 .16	(0 .11)	–	(0 .11)	10 .37
2011		8.81	0 .11	0 .51	0 .62	(0 .11)	–	(0 .11)	9 .32
2010		7.85	0 .12	0 .98	1 .10	(0 .14)	–	(0 .14)	8 .81
2009		7.95	0 .15	(0 .06)	0 .09	(0 .19)	–	(0 .19)	7 .85
2008		13 .55	0 .22	(4 .59)	(4 .37)	(0 .19)	(1 .04)	(1 .23)	7 .95
2007		13 .12	0 .21	1 .01	1 .22	(0 .19)	(0 .60)	(0 .79)	13 .55

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
		Net Assets,	Ratio of		Ratio of Gross	Investment
		End of	Expenses to		Expenses to	Income to		Portfolio
		Period (in	Average Net		Average Net	Average Net		Turnover
Total Return		thousands)	Assets		Assets(b)	Assets		Rate

12 .37%(d),(e)		$48,881	1 .00	%(f)	1 .19%(f)	1 .15	%(f)	113.8	%(f)
6.72	(e)	45,068	0.98		1.12	0 .91		130 .9
13.67	(e)	41,563	1.08		1.15	0 .98		192 .9
0.93	(e)	37,302	1.19		1.24	1 .80		170 .2
(35.55	) (e)	38,836	1.09		–	1 .66		132 .1
9.32	(e)	60,957	1.11		–	1 .22		100 .3

12.72	(d)	1,402,692	0.44	(f)	–	1 .71	(f)	113 .8	(f)
7.21		1,274,154	0.45		–	1 .45		130 .9
14.45		950,085	0.46		–	1 .54		192 .9
1.69		571,990	0.47		–	2 .45		170 .2
(35.15)		392,068	0.45		–	2 .29		132 .1
10.04		467,050	0.44		–	1 .88		100 .3

12.21	(d)	1,325	1.31	(f)	–	0 .83	(f)	113 .8	(f)
6.32		1,191	1.31		–	0 .57		130 .9
13.51		1,300	1.32		–	0 .75		192 .9
0.70		1,420	1.33		–	1 .49		170 .2
(35.65)		647	1.33		–	1 .40		132 .1
9.04		1,010	1.32		–	1 .00		100 .3

12.28	(d)	2,074	1.18	(f)	–	0 .98	(f)	113 .8	(f)
6.45		2,131	1.18		–	0 .70		130 .9
13.56		3,191	1.19		–	0 .87		192 .9
0.94		3,025	1.20		–	1 .62		170 .2
(35.63)		1,735	1.20		–	1 .58		132 .1
9.18		3,608	1.19		–	1 .18		100 .3

12.36	(d)	2,556	1.00	(f)	–	1 .15	(f)	113 .8	(f)
6.59		2,700	1.00		–	0 .89		130 .9
13.86		3,466	1.01		–	1 .13		192 .9
1.10		5,783	1.02		–	1 .74		170 .2
(35.53)		1,969	1.02		–	1 .73		132 .1
9.39		3,258	1.01		–	1 .32		100 .3

12.46	(d)	1,779	0.81	(f)	–	1 .40	(f)	113 .8	(f)
6.80		2,275	0.81		–	1 .06		130 .9
14.09		2,289	0.82		–	1 .24		192 .9
1.23		2,009	0.83		–	2 .04		170 .2
(35.36)		1,438	0.83		–	1 .91		132 .1
9.60		1,928	0.82		–	1 .49		100 .3

12.57	(d)	5,993	0.69	(f)	–	1 .43	(f)	113 .8	(f)
6.99		4,363	0.69		–	1 .19		130 .9
14.16		5,627	0.70		–	1 .38		192 .9
1.31		7,054	0.71		–	2 .09		170 .2
(35.26)		3,015	0.71		–	2 .06		132 .1
9.75		9,482	0.70		–	1 .62		100 .3

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2012.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.

See accompanying footnotes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
LARGECAP VALUE FUND I
Institutional shares
2012	(b)	$10 .45	$0.10	$1 .08	$1 .18	($0 .17)	$–	($0 .17)	$11.46
2011		10.07	0 .16	0 .37	0 .53	(0 .15)	–	(0 .15)	10 .45
2010		9.12	0 .12	0 .96	1 .08	(0 .13)	–	(0 .13)	10 .07
2009		8.77	0 .15	0 .39	0 .54	(0 .19)	–	(0 .19)	9 .12
2008		15.02	0 .22	(5 .95)	(5 .73)	(0 .19)	(0.33)	(0 .52)	8 .77
2007		13.77	0 .20	1 .46	1 .66	(0 .13)	(0.28)	(0 .41)	15 .02
R-1 shares
2012	(b)	10.37	0 .06	1 .08	1 .14	(0 .06)	–	(0 .06)	11 .45
2011		10.00	0 .06	0 .37	0 .43	(0 .06)	–	(0 .06)	10 .37
2010		9.08	0 .04	0 .95	0 .99	(0 .07)	–	(0 .07)	10 .00
2009		8.70	0 .08	0 .39	0 .47	(0 .09)	–	(0 .09)	9 .08
2008		14.90	0 .12	(5 .92)	(5 .80)	(0 .07)	(0.33)	(0 .40)	8 .70
2007		13.65	0 .07	1 .46	1 .53	–	(0.28)	(0 .28)	14 .90
R-2 shares
2012	(b)	10.39	0 .06	1 .08	1 .14	(0 .09)	–	(0 .09)	11 .44
2011		9.98	0 .08	0 .37	0 .45	(0 .04)	–	(0 .04)	10 .39
2010		9.04	0 .06	0 .94	1 .00	(0 .06)	–	(0 .06)	9 .98
2009		8.68	0 .09	0 .38	0 .47	(0 .11)	–	(0 .11)	9 .04
2008		14.86	0 .13	(5 .90)	(5 .77)	(0 .08)	(0.33)	(0 .41)	8 .68
2007		13.62	0 .09	1 .45	1 .54	(0 .02)	(0.28)	(0 .30)	14 .86
R-3 shares
2012	(b)	10.39	0 .07	1 .08	1 .15	(0 .10)	–	(0 .10)	11 .44
2011		10.00	0 .09	0 .38	0 .47	(0 .08)	–	(0 .08)	10 .39
2010		9.07	0 .07	0 .95	1 .02	(0 .09)	–	(0 .09)	10 .00
2009		8.71	0 .10	0 .39	0 .49	(0 .13)	–	(0 .13)	9 .07
2008		14.91	0 .15	(5 .91)	(5 .76)	(0 .11)	(0.33)	(0 .44)	8 .71
2007		13.66	0 .12	1 .46	1 .58	(0 .05)	(0.28)	(0 .33)	14 .91
R-4 shares
2012	(b)	10.39	0 .08	1 .08	1 .16	(0 .13)	–	(0 .13)	11 .42
2011		10.01	0 .12	0 .37	0 .49	(0 .11)	–	(0 .11)	10 .39
2010		9.08	0 .09	0 .94	1 .03	(0 .10)	–	(0 .10)	10 .01
2009		8.73	0 .11	0 .40	0 .51	(0 .16)	–	(0 .16)	9 .08
2008		14.95	0 .17	(5 .93)	(5 .76)	(0 .13)	(0.33)	(0 .46)	8 .73
2007		13.69	0 .14	1 .47	1 .61	(0 .07)	(0.28)	(0 .35)	14 .95
R-5 shares
2012	(b)	10.44	0 .09	1 .08	1 .17	(0 .10)	–	(0 .10)	11 .51
2011		10.05	0 .13	0 .38	0 .51	(0 .12)	–	(0 .12)	10 .44
2010		9.10	0 .10	0 .95	1 .05	(0 .10)	–	(0 .10)	10 .05
2009		8.74	0 .12	0 .40	0 .52	(0 .16)	–	(0 .16)	9 .10
2008		14.98	0 .19	(5 .95)	(5 .76)	(0 .15)	(0.33)	(0 .48)	8 .74
2007		13.72	0 .16	1 .47	1 .63	(0 .09)	(0.28)	(0 .37)	14 .98

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

					Ratio of Net
					Investment
		Net Assets,	Ratio of Expenses		Income to		Portfolio
		End of Period	to Average Net		Average Net		Turnover
Total Return		(in thousands)	Assets		Assets		Rate

11 .55	%(c)	$2,090,160	0 .76%(d),(e)		1 .91	%(d)	55.6	%(d)
5.21		1,975,267	0.76	(e)	1.47		95 .4
11.89		2,235,141	0.77	(e)	1.28		73 .6
6.56		1,245,238	0.79	(e)	1.82		114 .5
(39.42)		874,193	0.79		1.82		52 .1
12.33		1,003,450	0.79		1.37		35 .8

11.11	(c)	4,321	1.64 (d)	,(e)	1.03	(d)	55 .6	(d)
4.24		4,025	1.64	(e)	0.58		95 .4
10.89		5,335	1.64	(e)	0.41		73 .6
5.59		4,784	1.66	(e)	0.93		114 .5
(39.94)		3,370	1.67		0.95		52 .1
11.45		5,520	1.67		0.52		35 .8

11.04	(c)	2,363	1.51 (d)	,(e)	1.16	(d)	55 .6	(d)
4.53		2,158	1.51	(e)	0.72		95 .4
11.04		4,021	1.51	(e)	0.58		73 .6
5.64		5,336	1.53	(e)	1.12		114 .5
(39.83)		4,848	1.54		1.08		52 .1
11.54		6,886	1.54		0.64		35 .8

11.18	(c)	3,414	1.33 (d)	,(e)	1.33	(d)	55 .6	(d)
4.65		3,168	1.33	(e)	0.89		95 .4
11.27		5,526	1.33	(e)	0.73		73 .6
5.85		5,509	1.35	(e)	1.27		114 .5
(39.72)		4,422	1.36		1.25		52 .1
11.79		7,005	1.36		0.82		35 .8

11.32	(c)	3,278	1.14 (d)	,(e)	1.55	(d)	55 .6	(d)
4.86		3,400	1.14	(e)	1.09		95 .4
11.38		4,096	1.14	(e)	0.91		73 .6
6.11		3,486	1.16	(e)	1.41		114 .5
(39.64)		2,386	1.17		1.46		52 .1
12.05		2,571	1.17		0.98		35 .8

11.34	(c)	1,809	1.02 (d)	,(e)	1.65	(d)	55 .6	(d)
5.06		2,399	1.02	(e)	1.20		95 .4
11.60		6,332	1.02	(e)	1.08		73 .6
6.29		9,613	1.04	(e)	1.51		114 .5
(39.62)		5,745	1.05		1.58		52 .1
12.15		9,406	1.05		1.13		35 .8

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended April 30, 2012.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Reflects Manager's contractual expense limit.

See accompanying footnotes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
LARGECAP VALUE FUND III
Class J shares
2012	(c)	$9 .73	$0.07	$0 .92	$0 .99	($0 .13)	$–	($0 .13)	$10.59
2011		9.56	0 .09	0 .17	0 .26	(0 .09)	–	(0 .09)	9 .73
2010		8.55	0 .07	1 .04	1 .11	(0 .10)	–	(0 .10)	9 .56
2009		8.36	0 .11	0 .24	0 .35	(0 .16)	–	(0 .16)	8 .55
2008		15 .67	0 .23	(6 .40)	(6 .17)	(0 .20)	(0 .94)	(1 .14)	8 .36
2007		15 .38	0 .18	0 .96	1 .14	(0 .14)	(0 .71)	(0 .85)	15 .67
Institutional shares
2012	(c)	9.86	0 .10	0 .93	1 .03	(0 .18)	–	(0 .18)	10 .71
2011		9.70	0 .15	0 .16	0 .31	(0 .15)	–	(0 .15)	9 .86
2010		8.67	0 .13	1 .05	1 .18	(0 .15)	–	(0 .15)	9 .70
2009		8.49	0 .16	0 .24	0 .40	(0 .22)	–	(0 .22)	8 .67
2008		15 .91	0 .29	(6 .48)	(6 .19)	(0 .29)	(0 .94)	(1 .23)	8 .49
2007		15 .61	0 .29	0 .97	1 .26	(0 .25)	(0 .71)	(0 .96)	15 .91
R-1 shares
2012	(c)	9.79	0 .06	0 .92	0 .98	(0 .06)	–	(0 .06)	10 .71
2011		9.63	0 .05	0 .17	0 .22	(0 .06)	–	(0 .06)	9 .79
2010		8.61	0 .05	1 .05	1 .10	(0 .08)	–	(0 .08)	9 .63
2009		8.40	0 .09	0 .24	0 .33	(0 .12)	–	(0 .12)	8 .61
2008		15 .75	0 .19	(6 .43)	(6 .24)	(0 .17)	(0 .94)	(1 .11)	8 .40
2007		15 .46	0 .14	0 .97	1 .11	(0 .11)	(0 .71)	(0 .82)	15 .75
R-2 shares
2012	(c)	9.76	0 .06	0 .93	0 .99	(0 .08)	–	(0 .08)	10 .67
2011		9.59	0 .07	0 .17	0 .24	(0 .07)	–	(0 .07)	9 .76
2010		8.58	0 .06	1 .04	1 .10	(0 .09)	–	(0 .09)	9 .59
2009		8.35	0 .10	0 .25	0 .35	(0 .12)	–	(0 .12)	8 .58
2008		15 .66	0 .21	(6 .40)	(6 .19)	(0 .18)	(0 .94)	(1 .12)	8 .35
2007		15 .38	0 .17	0 .95	1 .12	(0 .13)	(0 .71)	(0 .84)	15 .66
R-3 shares
2012	(c)	10 .13	0 .07	0 .96	1 .03	(0 .11)	–	(0 .11)	11 .05
2011		9.93	0 .09	0 .18	0 .27	(0 .07)	–	(0 .07)	10 .13
2010		8.86	0 .08	1 .07	1 .15	(0 .08)	–	(0 .08)	9 .93
2009		8.64	0 .12	0 .25	0 .37	(0 .15)	–	(0 .15)	8 .86
2008		16 .16	0 .24	(6 .62)	(6 .38)	(0 .20)	(0 .94)	(1 .14)	8 .64
2007		15 .84	0 .20	0 .98	1 .18	(0 .15)	(0 .71)	(0 .86)	16 .16
R-4 shares
2012	(c)	9.82	0 .08	0 .93	1 .01	(0 .14)	–	(0 .14)	10 .69
2011		9.66	0 .11	0 .16	0 .27	(0 .11)	–	(0 .11)	9 .82
2010		8.63	0 .09	1 .05	1 .14	(0 .11)	–	(0 .11)	9 .66
2009		8.43	0 .13	0 .24	0 .37	(0 .17)	–	(0 .17)	8 .63
2008		15 .80	0 .26	(6 .46)	(6 .20)	(0 .23)	(0 .94)	(1 .17)	8 .43
2007		15 .51	0 .22	0 .97	1 .19	(0 .19)	(0 .71)	(0 .90)	15 .80
R-5 shares
2012	(c)	9.87	0 .09	0 .93	1 .02	(0 .13)	–	(0 .13)	10 .76
2011		9.71	0 .12	0 .16	0 .28	(0 .12)	–	(0 .12)	9 .87
2010		8.68	0 .10	1 .05	1 .15	(0 .12)	–	(0 .12)	9 .71
2009		8.47	0 .14	0 .25	0 .39	(0 .18)	–	(0 .18)	8 .68
2008		15 .88	0 .27	(6 .49)	(6 .22)	(0 .25)	(0 .94)	(1 .19)	8 .47
2007		15 .58	0 .24	0 .98	1 .22	(0 .21)	(0 .71)	(0 .92)	15 .88

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
		Net Assets,	Ratio of		Ratio of Gross	Investment
		End of	Expenses to		Expenses to	Income to		Portfolio
		Period (in	Average Net		Average Net	Average Net		Turnover
Total Return		thousands)	Assets		Assets(b)	Assets		Rate

10.30%(d),(e)		$65,330	1 .32	%(f)	1.52%(f)	1 .43	%(f)	77.1	%(f)
2.71	(e)	64,254	1.27		1.42	0 .92		70 .9
13.04	(e)	67,982	1.38		1.45	0 .78		80 .6
4.39	(e)	64,656	1.43		1.48	1 .41		98 .7
(42.26	) (e)	66,714	1.34		–	1 .89		55 .3
7.62	(e)	132,320	1.40		–	1 .16		29 .2

10.66	(d)	1,039,947	0.78 (f)	,(g)	–	1.97	(f)	77.1	(f)
3.16		1,056,201	0.78	(g)	–	1 .42		70 .9
13.73		1,601,614	0.77	(g)	–	1 .39		80 .6
5.12		1,688,856	0.78	(g)	–	2 .04		98 .7
(41.96)		1,592,265	0.77		–	2 .44		55 .3
8.33		2,156,908	0.76		–	1 .82		29 .2

10.12	(d)	2,757	1.66 (f)	,(g)	–	1.09	(f)	77.1	(f)
2.22		2,821	1.66	(g)	–	0 .53		70 .9
12.79		4,179	1.65	(g)	–	0 .50		80 .6
4.17		4,470	1.66	(g)	–	1 .19		98 .7
(42.45)		4,834	1.65		–	1 .57		55 .3
7.36		8,782	1.64		–	0 .90		29 .2

10.22	(d)	7,865	1.53 (f)	,(g)	–	1.26	(f)	77.1	(f)
2.43		9,411	1.53	(g)	–	0 .67		70 .9
12.83		15,933	1.52	(g)	–	0 .64		80 .6
4.36		19,786	1.53	(g)	–	1 .35		98 .7
(42.36)		25,923	1.52		–	1 .72		55 .3
7.48		63,577	1.51		–	1 .07		29 .2

10.24	(d)	13,749	1.35 (f)	,(g)	–	1.40	(f)	77.1	(f)
2.67		13,446	1.35	(g)	–	0 .85		70 .9
13.05		23,390	1.34	(g)	–	0 .83		80 .6
4.48		34,970	1.35	(g)	–	1 .55		98 .7
(42.26)		60,137	1.34		–	1 .90		55 .3
7.69		139,292	1.33		–	1 .24		29 .2

10.41	(d)	8,540	1.16 (f)	,(g)	–	1.67	(f)	77.1	(f)
2.74		10,525	1.16	(g)	–	1 .04		70 .9
13.32		13,028	1.15	(g)	–	1 .02		80 .6
4.71		20,289	1.16	(g)	–	1 .70		98 .7
(42.16)		23,519	1.15		–	2 .12		55 .3
7.90		59,964	1.14		–	1 .40		29 .2

10.50	(d)	9,367	1.04 (f)	,(g)	–	1.74	(f)	77.1	(f)
2.86		10,476	1.04	(g)	–	1 .15		70 .9
13.38		22,321	1.03	(g)	–	1 .13		80 .6
4.92		32,818	1.04	(g)	–	1 .81		98 .7
(42.13)		47,854	1.03		–	2 .21		55 .3
8.06		136,082	1.02		–	1 .54		29 .2

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2012.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.

See accompanying footnotes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
MIDCAP BLEND FUND
Class J shares
2012	(c)	$13 .60	$0 .01	$1 .74	$1 .75	($0 .02)	($0 .81)	($0 .83)	$14.52
2011		12.63	0 .01	1 .58	1 .59	(0 .13)	(0.49)	(0 .62)	13 .60
2010		10.13	0 .08	2 .45	2 .53	(0 .03)	–	(0 .03)	12 .63
2009		9.28	–	1.37	1.37	–	(0.52)	(0 .52)	10 .13
2008		15.60	(0 .03)	(4 .81)	(4 .84)	–	(1.48)	(1 .48)	9 .28
2007		14.58	(0 .03)	2 .47	2 .44	–	(1.42)	(1 .42)	15 .60
Institutional shares
2012	(c)	14.22	0 .04	1 .82	1 .86	(0 .08)	(0 .81)	(0 .89)	15 .19
2011		13.18	0 .07	1 .65	1 .72	(0 .19)	(0.49)	(0 .68)	14 .22
2010		10.56	0 .15	2 .56	2 .71	(0 .09)	–	(0 .09)	13 .18
2009		9.59	0 .06	1 .43	1 .49	–	(0.52)	(0 .52)	10 .56
2008		15.99	0 .04	(4 .96)	(4 .92)	–	(1.48)	(1 .48)	9 .59
2007		14.92	0 .04	2 .53	2 .57	(0 .08)	(1.42)	(1 .50)	15 .99
R-1 shares
2012	(c)	13.62	(0 .02)	1 .73	1 .71	–	(0.81)	(0 .81)	14 .52
2011		12.65	(0 .04)	1 .58	1 .54	(0 .08)	(0.49)	(0 .57)	13 .62
2010		10.17	0 .05	2 .45	2 .50	(0 .02)	–	(0 .02)	12 .65
2009		9.34	(0 .03)	1 .38	1 .35	–	(0.52)	(0 .52)	10 .17
2008		15.73	(0 .07)	(4 .84)	(4 .91)	–	(1.48)	(1 .48)	9 .34
2007		14.73	(0 .07)	2 .49	2 .42	–	(1.42)	(1 .42)	15 .73
R-2 shares
2012	(c)	13.66	(0 .01)	1 .75	1 .74	–	(0.81)	(0 .81)	14 .59
2011		12.71	(0 .03)	1 .59	1 .56	(0 .12)	(0.49)	(0 .61)	13 .66
2010		10.21	0 .07	2 .46	2 .53	(0 .03)	–	(0 .03)	12 .71
2009		9.36	(0 .02)	1 .39	1 .37	–	(0.52)	(0 .52)	10 .21
2008		15.74	(0 .05)	(4 .85)	(4 .90)	–	(1.48)	(1 .48)	9 .36
2007		14.71	(0 .05)	2 .50	2 .45	–	(1.42)	(1 .42)	15 .74
R-3 shares
2012	(c)	13.91	–	1.78	1.78	–	(0.81)	(0 .81)	14 .88
2011		12.93	–	1 .61	1 .61	(0 .14)	(0.49)	(0 .63)	13 .91
2010		10.38	0 .08	2 .51	2 .59	(0 .04)	–	(0 .04)	12 .93
2009		9.48	–	1.42	1.42	–	(0.52)	(0 .52)	10 .38
2008		15.91	(0 .03)	(4 .92)	(4 .95)	–	(1.48)	(1 .48)	9 .48
2007		14.83	(0 .03)	2 .53	2 .50	–	(1.42)	(1 .42)	15 .91
R-4 shares
2012	(c)	14.23	0 .02	1 .81	1 .83	(0 .05)	(0 .81)	(0 .86)	15 .20
2011		13.21	0 .02	1 .66	1 .68	(0 .17)	(0.49)	(0 .66)	14 .23
2010		10.59	0 .10	2 .57	2 .67	(0 .05)	–	(0 .05)	13 .21
2009		9.65	0 .02	1 .44	1 .46	–	(0.52)	(0 .52)	10 .59
2008		16.13	–	(5 .00)	(5 .00)	–	(1.48)	(1 .48)	9 .65
2007		15.02	–	2 .56	2 .56	(0 .03)	(1.42)	(1 .45)	16 .13
R-5 shares
2012	(c)	14.12	0 .03	1 .79	1 .82	(0 .05)	(0 .81)	(0 .86)	15 .08
2011		13.09	0 .04	1 .65	1 .69	(0 .17)	(0.49)	(0 .66)	14 .12
2010		10.50	0 .11	2 .55	2 .66	(0 .07)	–	(0 .07)	13 .09
2009		9.56	0 .03	1 .43	1 .46	–	(0.52)	(0 .52)	10 .50
2008		15.98	0 .02	(4 .96)	(4 .94)	–	(1.48)	(1 .48)	9 .56
2007		14.90	0 .02	2 .52	2 .54	(0 .04)	(1.42)	(1 .46)	15 .98

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
							PRINCIPAL FUNDS, INC. (unaudited)

							Ratio of Net
		Net Assets,	Ratio of		Ratio of Gross		Investment
		End of	Expenses to		Expenses to		Income to		Portfolio
		Period (in	Average Net		Average Net		Average Net		Turnover
Total Return		thousands)	Assets		Assets(b)		Assets		Rate

13 .90%(d),(e)		$222,677	1 .10	%(f)	1 .28	%(f)	0 .14	%(f)	28.5	%(f)
12.97	(e)	194,970	1.10		1.25		0 .08		33 .2
25.02	(e)	174,254	1.22		1.29		0 .70		26 .7
16.33	(e)	143,192	1.30		1.35		(0 .06)		12 .9
(34.09	) (e)	128,240	1.22		–		(0 .21)		26 .8
18.00	(e)	212,869	1.28		–		(0 .23)		30 .6

14.11	(d)	902,929	0.65	(f)	0.65	(f)	0 .58	(f)	28 .5	(f)
13.48		580,128	0.65		0.65		0 .53		33 .2
25.78		392,309	0.66		0.66		1 .22		26 .7
17.09		423,084	0.69		0.70		0 .60		12 .9
(33.73)		28,740	0.65		–		0 .30		26 .8
18.64		1,378	0.64		–		0 .23		30 .6

13.55	(d)	3,420	1.51	(f)	–		(0 .28	) (f)	28 .5	(f)
12.57		1,985	1.51		–		(0 .32)		33 .2
24.64		2,261	1.52		–		0 .40		26 .7
15.99		1,879	1.53		–		(0 .33)		12 .9
(34.27)		954	1.53		–		(0 .53)		26 .8
17.66		1,323	1.52		–		(0 .49)		30 .6

13.73	(d)	16,430	1.38	(f)	–		(0 .15	) (f)	28 .5	(f)
12.66		8,697	1.38		–		(0 .21)		33 .2
24.81		5,421	1.39		–		0 .56		26 .7
16.18		4,048	1.40		–		(0 .19)		12 .9
(34.18)		2,552	1.40		–		(0 .40)		26 .8
17.90		3,312	1.39		–		(0 .34)		30 .6

13.80	(d)	38,089	1.20	(f)	–		0.03	(f)	28.5	(f)
12.85		20,680	1.20		–		(0 .03)		33 .2
25.01		18,958	1.21		–		0 .72		26 .7
16.51		11,000	1.22		–		(0 .01)		12 .9
(34.12)		7,650	1.22		–		(0 .21)		26 .8
18.12		10,101	1.21		–		(0 .17)		30 .6

13.89	(d)	66,930	1.01	(f)	–		0.23	(f)	28.5	(f)
13.08		44,862	1.01		–		0 .16		33 .2
25.32		9,201	1.02		–		0 .86		26 .7
16.65		8,038	1.03		–		0 .19		12 .9
(33.95)		4,998	1.03		–		(0 .03)		26 .8
18.29		6,618	1.02		–		0 .03		30 .6

13.91	(d)	58,924	0.89	(f)	–		0.37	(f)	28.5	(f)
13.34		50,417	0.89		–		0 .28		33 .2
25.42		36,636	0.90		–		0 .96		26 .7
16.82		15,132	0.91		–		0 .31		12 .9
(33.89)		10,606	0.91		–		0 .12		26 .8
18.39		26,379	0.90		–		0 .15		30 .6

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2012.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.

See accompanying footnotes.

				FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized	Total	Distributions	Total
		Value,	Investment	and Unrealized	From	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Realized	and	Value, End	Total
		of Period	(Loss)(a)	Investments	Operations	Gains	Distributions	of Period	Return
MIDCAP GROWTH FUND
Class J shares
2012	(c)	$7 .15	($0 .02)	$0 .44	$0 .42	($0 .91)	($0 .91)	$6 .66	8.14%(d)	(e)
2011		6.49	(0.06)	0 .72	0 .66	–	–	7.15	10 .17	(e)
2010		5.12	(0.05)	1 .42	1 .37	–	–	6.49	26 .76	(e)
2009		5.04	(0.05)	0 .13	0 .08	–	–	5 .12	1 .59	(e)
2008		8 .33	(0 .05)	(2 .67)	(2 .72)	(0 .57)	(0 .57)	5 .04	(35 .11	) (e)
2007		6.32	(0.06)	2 .07	2 .01	–	–	8.33	31 .80	(e)
Institutional shares
2012	(c)	7 .86	(0 .01)	0 .51	0 .50	(0 .91)	(0 .91)	7 .45	8 .43	(d)
2011		7.10	(0.03)	0 .79	0 .76	–	–	7 .86	10 .70
2010		5.56	(0.02)	1 .56	1 .54	–	–	7 .10	27 .72
2009		5.43	(0.01)	0 .14	0 .13	–	–	5 .56	2 .39
2008		8.87	–	(2 .87)	(2 .87)	(0 .57)	(0 .57)	5 .43	(34 .65)
2007		6.68	–	2.19	2.19	–	–	8 .87	32 .78
R-1 shares
2012	(c)	7 .38	(0 .04)	0 .47	0 .43	(0 .91)	(0 .91)	6 .90	7 .99	(d)
2011		6.73	(0.09)	0 .74	0 .65	–	–	7 .38	9 .66
2010		5.31	(0.07)	1 .49	1 .42	–	–	6 .73	26 .74
2009		5.24	(0.06)	0 .13	0 .07	–	–	5 .31	1 .34
2008		8 .64	(0 .06)	(2 .77)	(2 .83)	(0 .57)	(0 .57)	5 .24	(35 .13)
2007		6.56	(0.07)	2 .15	2 .08	–	–	8 .64	31 .71
R-2 shares
2012	(c)	7 .61	(0 .03)	0 .48	0 .45	(0 .91)	(0 .91)	7 .15	8 .02	(d)
2011		6.92	(0.08)	0 .77	0 .69	–	–	7 .61	9 .97
2010		5.46	(0.06)	1 .52	1 .46	–	–	6 .92	26 .74
2009		5.38	(0.05)	0 .13	0 .08	–	–	5 .46	1 .49
2008		8 .84	(0 .06)	(2 .83)	(2 .89)	(0 .57)	(0 .57)	5 .38	(35 .01)
2007		6.71	(0.06)	2 .19	2 .13	–	–	8 .84	31 .74
R-3 shares
2012	(c)	7 .78	(0 .03)	0 .50	0 .47	(0 .91)	(0 .91)	7 .34	8 .10	(d)
2011		7.07	(0.07)	0 .78	0 .71	–	–	7 .78	10 .04
2010		5.57	(0.05)	1 .55	1 .50	–	–	7 .07	26 .93
2009		5.47	(0.05)	0 .15	0 .10	–	–	5 .57	1 .83
2008		8 .96	(0 .04)	(2 .88)	(2 .92)	(0 .57)	(0 .57)	5 .47	(34 .86)
2007		6.79	(0.05)	2 .22	2 .17	–	–	8 .96	31 .96
R-4 shares
2012	(c)	7 .93	(0 .02)	0 .51	0 .49	(0 .91)	(0 .91)	7 .51	8 .21	(d)
2011		7.19	(0.05)	0 .79	0 .74	–	–	7 .93	10 .29
2010		5.65	(0.04)	1 .58	1 .54	–	–	7 .19	27 .26
2009		5.54	(0.03)	0 .14	0 .11	–	–	5 .65	1 .99
2008		9 .07	(0 .03)	(2 .93)	(2 .96)	(0 .57)	(0 .57)	5 .54	(34 .88)
2007		6.85	(0.03)	2 .25	2 .22	–	–	9 .07	32 .41
R-5 shares
2012	(c)	8 .05	(0 .02)	0 .52	0 .50	(0 .91)	(0 .91)	7 .64	8 .22	(d)
2011		7.29	(0.05)	0 .81	0 .76	–	–	8 .05	10 .43
2010		5.72	(0.04)	1 .61	1 .57	–	–	7 .29	27 .45
2009		5.60	(0.03)	0 .15	0 .12	–	–	5 .72	2 .14
2008		9 .15	(0 .02)	(2 .96)	(2 .98)	(0 .57)	(0 .57)	5 .60	(34 .79)
2007		6.91	(0.03)	2 .27	2 .24	–	–	9 .15	32 .42

See accompanying notes.

							FINANCIAL HIGHLIGHTS (Continued)
							PRINCIPAL FUNDS, INC. (unaudited)

					Ratio of Net
Net Assets,	Ratio of		Ratio of Gross		Investment
End of	Expenses to		Expenses to		Income to		Portfolio
Period (in	Average Net		Average Net		Average Net		Turnover
thousands)	Assets		Assets(b)		Assets		Rate

$25,293	1 .26	%(f)	1 .44	%(f)	(0 .75	)%(f)	156.4	%(f)
24,203	1.21		1.35		(0.83)		155 .1
22,826	1.35		1.42		(0.91)		214 .7
19,435	1.49		1.54		(1.08)		227 .2
20,448	1.42		–		(0.72)		161 .7
28,144	1.44		–		(0.85)		153 .9

46,945	0.70	(f)	0.75	(f)	(0.19	) (f)	156 .4	(f)
53,210	0.70		0.73		(0.32)		155 .1
34,798	0.70		0.75		(0.25)		214 .7
34,450	0.70		0.77		(0.29)		227 .2
19,287	0.71		–		(0.01)		161 .7
9,799	0.65		–		(0.05)		153 .9

1,649	1.56	(f)	–		(1 .05	) (f)	156 .4	(f)
1,441	1.55		–		(1.18)		155 .1
1,158	1.56		–		(1.12)		214 .7
1,109	1.55		–		(1.15)		227 .2
658	1.59		–		(0.88)		161 .7
272	1.53		–		(0.95)		153 .9

3,059	1.43	(f)	–		(0 .92	) (f)	156 .4	(f)
3,331	1.42		–		(1.04)		155 .1
3,152	1.43		–		(0.99)		214 .7
2,390	1.42		–		(1.02)		227 .2
625	1.46		–		(0.74)		161 .7
731	1.40		–		(0.81)		153 .9

6,132	1.25	(f)	–		(0 .73	) (f)	156 .4	(f)
6,698	1.24		–		(0.86)		155 .1
7,430	1.25		–		(0.75)		214 .7
10,722	1.24		–		(0.86)		227 .2
1,699	1.28		–		(0.57)		161 .7
1,582	1.22		–		(0.61)		153 .9

3,888	1.06	(f)	–		(0 .55	) (f)	156 .4	(f)
9,194	1.05		–		(0.67)		155 .1
8,584	1.06		–		(0.62)		214 .7
6,889	1.05		–		(0.64)		227 .2
4,010	1.09		–		(0.40)		161 .7
428	1.03		–		(0.44)		153 .9

22,505	0.94	(f)	–		(0 .43	) (f)	156 .4	(f)
33,603	0.93		–		(0.55)		155 .1
33,306	0.94		–		(0.55)		214 .7
8,446	0.93		–		(0.52)		227 .2
2,561	0.97		–		(0.24)		161 .7
4,651	0.91		–		(0.34)		153 .9

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2012.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.

See accompanying footnotes.

				FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized	Total	Distributions	Total
		Value,	Investment	and Unrealized	From	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Realized	and	Value, End	Total
		of Period	(Loss)(a)	Investments	Operations	Gains	Distributions	of Period	Return
MIDCAP GROWTH FUND III
Class J shares
2012	(c)	$9 .71	($0 .03)	$0 .88	$0 .85	$–	$–	$10 .56	8 .75%(d)	(e)
2011		8.82	(0.06)	0 .95	0 .89	–	–	9.71	10 .09	(e)
2010		6.90	(0.07)	1 .99	1 .92	–	–	8.82	27 .83	(e)
2009		5.94	(0.06)	1 .02	0 .96	–	–	6.90	16 .16	(e)
2008		11 .50	(0 .09)	(4 .70)	(4 .79)	(0 .77)	(0 .77)	5 .94	(44 .57	) (e)
2007		9 .08	(0 .11)	2 .81	2 .70	(0 .28)	(0 .28)	11 .50	30 .49	(e)
Institutional shares
2012	(c)	10 .59	–	0.97	0.97	–	–	11 .56	9 .16	(d)
2011		9.57	(0.01)	1 .03	1 .02	–	–	10 .59	10 .66
2010		7.44	(0.01)	2 .14	2 .13	–	–	9 .57	28 .63
2009		6.37	(0.01)	1 .08	1 .07	–	–	7 .44	16 .80
2008		12 .21	(0 .03)	(5 .04)	(5 .07)	(0 .77)	(0 .77)	6 .37	(44 .26)
2007		9 .56	(0 .04)	2 .97	2 .93	(0 .28)	(0 .28)	12 .21	31 .39
R-1 shares
2012	(c)	9.95	(0 .04)	0 .90	0 .86	–	–	10 .81	8 .64	(d)
2011		9.07	(0.10)	0 .98	0 .88	–	–	9 .95	9 .70
2010		7.11	(0.08)	2 .04	1 .96	–	–	9 .07	27 .57
2009		6.13	(0.07)	1 .05	0 .98	–	–	7 .11	15 .99
2008		11 .88	(0 .11)	(4 .87)	(4 .98)	(0 .77)	(0 .77)	6 .13	(44 .75)
2007		9 .39	(0 .13)	2 .90	2 .77	(0 .28)	(0 .28)	11 .88	30 .22
R-2 shares
2012	(c)	10 .11	(0 .04)	0 .92	0 .88	–	–	10 .99	8 .70	(d)
2011		9.21	(0.08)	0 .98	0 .90	–	–	10 .11	9 .77
2010		7.21	(0.07)	2 .07	2 .00	–	–	9 .21	27 .74
2009		6.21	(0.06)	1 .06	1 .00	–	–	7 .21	16 .10
2008		12 .01	(0 .10)	(4 .93)	(5 .03)	(0 .77)	(0 .77)	6 .21	(44 .68)
2007		9 .47	(0 .12)	2 .94	2 .82	(0 .28)	(0 .28)	12 .01	30 .50
R-3 shares
2012	(c)	10 .48	(0 .03)	0 .95	0 .92	–	–	11 .40	8 .78	(d)
2011		9.53	(0.07)	1 .02	0 .95	–	–	10 .48	9 .97
2010		7.45	(0.06)	2 .14	2 .08	–	–	9 .53	27 .92
2009		6.41	(0.05)	1 .09	1 .04	–	–	7 .45	16 .22
2008		12 .35	(0 .09)	(5 .08)	(5 .17)	(0 .77)	(0 .77)	6 .41	(44 .58)
2007		9 .72	(0 .10)	3 .01	2 .91	(0 .28)	(0 .28)	12 .35	30 .65
R-4 shares
2012	(c)	10 .55	(0 .02)	0 .96	0 .94	–	–	11 .49	8 .91	(d)
2011		9.57	(0.05)	1 .03	0 .98	–	–	10 .55	10 .24
2010		7.47	(0.04)	2 .14	2 .10	–	–	9 .57	28 .11
2009		6.42	(0.03)	1 .08	1 .05	–	–	7 .47	16 .36
2008		12 .34	(0 .07)	(5 .08)	(5 .15)	(0 .77)	(0 .77)	6 .42	(44 .45)
2007		9 .69	(0 .09)	3 .02	2 .93	(0 .28)	(0 .28)	12 .34	30 .96
R-5 shares
2012	(c)	10 .74	(0 .01)	0 .97	0 .96	–	–	11 .70	8 .94	(d)
2011		9.73	(0.04)	1 .05	1 .01	–	–	10 .74	10 .38
2010		7.58	(0.04)	2 .19	2 .15	–	–	9 .73	28 .36
2009		6.51	(0.03)	1 .10	1 .07	–	–	7 .58	16 .44
2008		12 .49	(0 .06)	(5 .15)	(5 .21)	(0 .77)	(0 .77)	6 .51	(44 .39)
2007		9 .79	(0 .07)	3 .05	2 .98	(0 .28)	(0 .28)	12 .49	31 .16

See accompanying notes.

						FINANCIAL HIGHLIGHTS (Continued)
						PRINCIPAL FUNDS, INC. (unaudited)

				Ratio of Net
Net Assets,	Ratio of		Ratio of Gross	Investment
End of	Expenses to		Expenses to	Income to		Portfolio
Period (in	Average Net		Average Net	Average Net		Turnover
thousands)	Assets		Assets(b)	Assets		Rate

$34,407	1 .50	%(f)	1.70%(f)	(0.54	)%(f)	112.8	%(f)
32,439	1.45		1.62	(0.58)		107 .8
30,949	1.65		1.74	(0.83)		98 .1
24,700	1.78		1.84	(0.95)		126 .2
20,178	1.67		–	(0.99)		167 .3
38,498	1.72		–	(1.13)		144 .9

1,417,995	0.95 (f)	,(g)	–	0 .00	(f)	112 .8	(f)
1,340,389	0.95	(g)	–	(0.08)		107 .8
1,206,656	0.96	(g)	–	(0.14)		98 .1
1,000,791	0.98	(g)	–	(0.16)		126 .2
423,812	1.00		–	(0.32)		167 .3
536,957	1.00		–	(0.42)		144 .9

4,787	1.83 (f)	,(g)	–	(0 .88	) (f)	112 .8	(f)
4,645	1.83	(g)	–	(0.94)		107 .8
5,095	1.84	(g)	–	(1.01)		98 .1
4,498	1.86	(g)	–	(1.04)		126 .2
775	1.88		–	(1.21)		167 .3
871	1.88		–	(1.30)		144 .9

8,022	1.70 (f)	,(g)	–	(0 .75	) (f)	112 .8	(f)
7,782	1.70	(g)	–	(0.77)		107 .8
11,680	1.71	(g)	–	(0.88)		98 .1
10,939	1.73	(g)	–	(0.90)		126 .2
7,120	1.75		–	(1.06)		167 .3
14,941	1.75		–	(1.16)		144 .9

29,636	1.52 (f)	,(g)	–	(0 .55	) (f)	112 .8	(f)
32,650	1.52	(g)	–	(0.64)		107 .8
38,227	1.53	(g)	–	(0.70)		98 .1
31,998	1.55	(g)	–	(0.72)		126 .2
23,848	1.57		–	(0.89)		167 .3
32,810	1.57		–	(0.98)		144 .9

36,596	1.33 (f)	,(g)	–	(0 .38	) (f)	112 .8	(f)
33,364	1.33	(g)	–	(0.45)		107 .8
32,907	1.34	(g)	–	(0.51)		98 .1
27,501	1.36	(g)	–	(0.53)		126 .2
17,117	1.38		–	(0.70)		167 .3
27,327	1.38		–	(0.80)		144 .9

38,231	1.21 (f)	,(g)	–	(0 .26	) (f)	112 .8	(f)
35,709	1.21	(g)	–	(0.34)		107 .8
22,341	1.22	(g)	–	(0.41)		98 .1
14,817	1.24	(g)	–	(0.41)		126 .2
9,461	1.26		–	(0.57)		167 .3
20,495	1.26		–	(0.67)		144 .9

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2012.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.

See accompanying footnotes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized	Total	Dividends Distributions		Total
		Value,	Investment	and Unrealized	From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
MIDCAP S&P 400 INDEX FUND
Class J shares
2012	(c)	$13 .60	$0.05	$1 .49	$1 .54	($0 .07)	($0 .54)	($0 .61)	$14.53
2011		12.79	0 .08	0 .92	1 .00	(0 .06)	(0.13)	(0 .19)	13 .60
2010		10.17	0 .07	2 .62	2 .69	(0 .07)	–	(0 .07)	12 .79
2009		9.41	0 .06	1 .34	1 .40	(0 .09)	(0.55)	(0 .64)	10 .17
2008		16.02	0 .11	(5 .62)	(5 .51)	(0 .09)	(1.01)	(1 .10)	9 .41
2007		14.32	0 .11	2 .13	2 .24	(0 .07)	(0.47)	(0 .54)	16 .02
Institutional shares
2012	(c)	13.87	0 .08	1 .51	1 .59	(0 .13)	(0 .54)	(0 .67)	14 .79
2011		13.04	0 .14	0 .95	1 .09	(0 .13)	(0.13)	(0 .26)	13 .87
2010		10.36	0 .14	2 .67	2 .81	(0 .13)	–	(0 .13)	13 .04
2009		9.59	0 .13	1 .35	1 .48	(0 .16)	(0.55)	(0 .71)	10 .36
2008		16.31	0 .19	(5 .72)	(5 .53)	(0 .18)	(1.01)	(1 .19)	9 .59
2007		14.59	0 .20	2 .18	2 .38	(0 .19)	(0.47)	(0 .66)	16 .31
R-1 shares
2012	(c)	13.74	0 .02	1 .52	1 .54	(0 .01)	(0 .54)	(0 .55)	14 .73
2011		12.94	0 .03	0 .93	0 .96	(0 .03)	(0.13)	(0 .16)	13 .74
2010		10.31	0 .04	2 .65	2 .69	(0 .06)	–	(0 .06)	12 .94
2009		9.50	0 .05	1 .37	1 .42	(0 .06)	(0.55)	(0 .61)	10 .31
2008		16.18	0 .07	(5 .68)	(5 .61)	(0 .06)	(1.01)	(1 .07)	9 .50
2007		14.47	0 .07	2 .16	2 .23	(0 .05)	(0.47)	(0 .52)	16 .18
R-2 shares
2012	(c)	13.99	0 .03	1 .55	1 .58	(0 .02)	(0 .54)	(0 .56)	15 .01
2011		13.16	0 .05	0 .95	1 .00	(0 .04)	(0.13)	(0 .17)	13 .99
2010		10.47	0 .06	2 .70	2 .76	(0 .07)	–	(0 .07)	13 .16
2009		9.64	0 .07	1 .38	1 .45	(0 .07)	(0.55)	(0 .62)	10 .47
2008		16.39	0 .09	(5 .75)	(5 .66)	(0 .08)	(1.01)	(1 .09)	9 .64
2007		14.66	0 .10	2 .17	2 .27	(0 .07)	(0.47)	(0 .54)	16 .39
R-3 shares
2012	(c)	14.01	0 .04	1 .54	1 .58	(0 .07)	(0 .54)	(0 .61)	14 .98
2011		13.19	0 .07	0 .95	1 .02	(0 .07)	(0.13)	(0 .20)	14 .01
2010		10.49	0 .08	2 .71	2 .79	(0 .09)	–	(0 .09)	13 .19
2009		9.68	0 .08	1 .38	1 .46	(0 .10)	(0.55)	(0 .65)	10 .49
2008		16.45	0 .12	(5 .78)	(5 .66)	(0 .10)	(1.01)	(1 .11)	9 .68
2007		14.71	0 .12	2 .19	2 .31	(0 .10)	(0.47)	(0 .57)	16 .45
R-4 shares
2012	(c)	14.04	0 .06	1 .55	1 .61	(0 .09)	(0 .54)	(0 .63)	15 .02
2011		13.21	0 .10	0 .95	1 .05	(0 .09)	(0.13)	(0 .22)	14 .04
2010		10.51	0 .10	2 .70	2 .80	(0 .10)	–	(0 .10)	13 .21
2009		9.70	0 .10	1 .39	1 .49	(0 .13)	(0.55)	(0 .68)	10 .51
2008		16.49	0 .14	(5 .79)	(5 .65)	(0 .13)	(1.01)	(1 .14)	9 .70
2007		14.74	0 .15	2 .20	2 .35	(0 .13)	(0.47)	(0 .60)	16 .49
R-5 shares
2012	(c)	14.12	0 .06	1 .56	1 .62	(0 .10)	(0 .54)	(0 .64)	15 .10
2011		13.28	0 .12	0 .95	1 .07	(0 .10)	(0.13)	(0 .23)	14 .12
2010		10.55	0 .12	2 .72	2 .84	(0 .11)	–	(0 .11)	13 .28
2009		9.74	0 .11	1 .38	1 .49	(0 .13)	(0.55)	(0 .68)	10 .55
2008		16.55	0 .16	(5 .81)	(5 .65)	(0 .15)	(1.01)	(1 .16)	9 .74
2007		14.79	0 .17	2 .21	2 .38	(0 .15)	(0.47)	(0 .62)	16 .55

See accompanying notes.

							FINANCIAL HIGHLIGHTS (Continued)
							PRINCIPAL FUNDS, INC. (unaudited)

							Ratio of Net
		Net Assets,	Ratio of		Ratio of Gross		Investment
		End of	Expenses to		Expenses to		Income to		Portfolio
		Period (in	Average Net		Average Net		Average Net		Turnover
Total Return		thousands)	Assets		Assets(b)		Assets		Rate

12 .08%(d),(e)		$49,317	0 .66	%(f)	0 .85	%(f)	0 .67	%(f)	17.2	%(f)
7.81	(e)	44,558	0.66		0.80		0 .56		15 .8
26.57	(e)	41,637	0.82		0.89		0 .59		17 .5
16.72	(e)	30,980	0.93		0.98		0 .72		32 .9
(36.80	) (e)	24,690	0.79		–		0 .79		33 .0
16.13	(e)	42,497	0.83		–		0 .71		36 .1

12.31	(d)	216,155	0.20	(f)	0.24	(f)	1 .12	(f)	17 .2	(f)
8.35		177,993	0.20		0.26		1 .01		15 .8
27.35		90,574	0.20		0.35		1 .19		17 .5
17.57		50,551	0.19		0.42		1 .43		32 .9
(36.40)		32,043	0.17		–		1 .41		33 .0
16.87		32,135	0.15		–		1 .29		36 .1

11.91	(d)	10,367	1.04	(f)	–		0.29	(f)	17.2	(f)
7.43		9,042	1.04		–		0 .18		15 .8
26.17		8,529	1.05		–		0 .36		17 .5
16.71		6,267	1.05		–		0 .56		32 .9
(37.01)		3,900	1.05		–		0 .53		33 .0
15.86		5,940	1.03		–		0 .43		36 .1

11.97	(d)	19,774	0.91	(f)	–		0.42	(f)	17.2	(f)
7.55		19,215	0.91		–		0 .31		15 .8
26.43		22,947	0.92		–		0 .49		17 .5
16.76		18,523	0.92		–		0 .73		32 .9
(36.88)		15,114	0.92		–		0 .67		33 .0
15.93		26,702	0.90		–		0 .65		36 .1

12.06	(d)	85,560	0.73	(f)	–		0.58	(f)	17.2	(f)
7.68		61,273	0.73		–		0 .49		15 .8
26.68		49,027	0.74		–		0 .68		17 .5
16.94		39,053	0.74		–		0 .90		32 .9
(36.75)		29,043	0.74		–		0 .85		33 .0
16.17		44,430	0.72		–		0 .80		36 .1

12.21	(d)	49,202	0.54	(f)	–		0.78	(f)	17.2	(f)
7.94		43,311	0.54		–		0 .68		15 .8
26.82		37,573	0.55		–		0 .86		17 .5
17.28		25,880	0.55		–		1 .07		32 .9
(36.67)		16,573	0.55		–		1 .04		33 .0
16.44		16,038	0.53		–		0 .98		36 .1

12.22	(d)	106,347	0.42	(f)	–		0.91	(f)	17.2	(f)
8.08		93,033	0.42		–		0 .80		15 .8
27.11		89,087	0.43		–		0 .98		17 .5
17.28		74,072	0.43		–		1 .18		32 .9
(36.58)		44,422	0.43		–		1 .16		33 .0
16.59		68,439	0.41		–		1 .11		36 .1

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2012.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.

See accompanying footnotes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
MIDCAP VALUE FUND I
Class J shares
2012	(c)	$12 .47	$0 .02	$1 .35	$1 .37	($0 .02)	$–	($0 .02)	$13.82
2011		12.06	0 .03	0 .45	0 .48	(0 .07)	–	(0 .07)	12 .47
2010		9.63	0 .07	2 .42	2 .49	(0 .06)	–	(0 .06)	12 .06
2009	(g)	6.24	0 .01	3 .38	3 .39	–	–	–	9.63
Institutional shares
2012	(c)	12.57	0 .06	1 .35	1 .41	(0 .09)	–	(0 .09)	13 .89
2011		12.17	0 .10	0 .45	0 .55	(0 .15)	–	(0 .15)	12 .57
2010		9.69	0 .14	2 .44	2 .58	(0 .10)	–	(0 .10)	12 .17
2009		8.56	0 .09	1 .16	1 .25	(0 .12)	–	(0 .12)	9 .69
2008		14.96	0 .13	(4 .84)	(4 .71)	(0 .10)	(1.59)	(1 .69)	8 .56
2007		14.22	0 .11	1 .40	1 .51	(0 .09)	(0.68)	(0 .77)	14 .96
R-1 shares
2012	(c)	12.32	–	1.33	1.33	–	–	–	13 .65
2011		11.94	(0 .02)	0 .45	0 .43	(0 .05)	–	(0 .05)	12 .32
2010		9.53	0 .05	2 .40	2 .45	(0 .04)	–	(0 .04)	11 .94
2009		8.40	0 .02	1 .15	1 .17	(0 .04)	–	(0 .04)	9 .53
2008		14.72	0 .02	(4 .75)	(4 .73)	–	(1.59)	(1 .59)	8 .40
2007		14.04	(0 .02)	1 .38	1 .36	–	(0.68)	(0 .68)	14 .72
R-2 shares
2012	(c)	12.34	0 .01	1 .33	1 .34	–	–	–	13 .68
2011		11.94	–	0 .45	0 .45	(0 .05)	–	(0 .05)	12 .34
2010		9.54	0 .06	2 .39	2 .45	(0 .05)	–	(0 .05)	11 .94
2009		8.41	0 .03	1 .16	1 .19	(0 .06)	–	(0 .06)	9 .54
2008		14.73	0 .04	(4 .76)	(4 .72)	(0 .01)	(1.59)	(1 .60)	8 .41
2007		14.03	–	1.38	1.38	–	(0.68)	(0 .68)	14 .73
R-3 shares
2012	(c)	12.43	0 .02	1 .34	1 .36	(0 .01)	–	(0 .01)	13 .78
2011		12.04	0 .02	0 .46	0 .48	(0 .09)	–	(0 .09)	12 .43
2010		9.61	0 .08	2 .41	2 .49	(0 .06)	–	(0 .06)	12 .04
2009		8.46	0 .04	1 .17	1 .21	(0 .06)	–	(0 .06)	9 .61
2008		14.82	0 .06	(4 .80)	(4 .74)	(0 .03)	(1.59)	(1 .62)	8 .46
2007		14.09	0 .03	1 .39	1 .42	(0 .01)	(0.68)	(0 .69)	14 .82
R-4 shares
2012	(c)	12.46	0 .03	1 .36	1 .39	(0 .04)	–	(0 .04)	13 .81
2011		12.08	0 .05	0 .44	0 .49	(0 .11)	–	(0 .11)	12 .46
2010		9.63	0 .10	2 .42	2 .52	(0 .07)	–	(0 .07)	12 .08
2009		8.50	0 .06	1 .16	1 .22	(0 .09)	–	(0 .09)	9 .63
2008		14.86	0 .08	(4 .80)	(4 .72)	(0 .05)	(1.59)	(1 .64)	8 .50
2007		14.13	0 .05	1 .39	1 .44	(0 .03)	(0.68)	(0 .71)	14 .86
R-5 shares
2012	(c)	12.52	0 .04	1 .35	1 .39	(0 .06)	–	(0 .06)	13 .85
2011		12.12	0 .06	0 .46	0 .52	(0 .12)	–	(0 .12)	12 .52
2010		9.66	0 .11	2 .43	2 .54	(0 .08)	–	(0 .08)	12 .12
2009		8.53	0 .07	1 .16	1 .23	(0 .10)	–	(0 .10)	9 .66
2008		14.91	0 .09	(4 .81)	(4 .72)	(0 .07)	(1.59)	(1 .66)	8 .53
2007		14.17	0 .08	1 .39	1 .47	(0 .05)	(0.68)	(0 .73)	14 .91

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

							Ratio of Net
		Net Assets,	Ratio of		Ratio of Gross		Investment
		End of	Expenses to		Expenses to		Income to		Portfolio
		Period (in	Average Net		Average Net		Average Net		Turnover
Total Return		thousands)	Assets		Assets(b)		Assets		Rate

10.97%(d),(e)		$54,644	1 .54	%(f)	1.74	%(f)	0 .33	%(f)	78.0	%(f)
3.99	(e)	52,154	1.48		1.64		0 .23		80 .3
25.96	(e)	55,107	1.64		1.73		0 .64		83 .6
54.33 (d)	,(e)	46,250	1.66	(f)	1.89	(f)	0 .21	(f)	95 .7	(f)

11.27	(d)	1,414,529	0.98 (f)	,(h)	–		0.88	(f)	78.0	(f)
4.49		1,256,845	0.98	(h)	–		0 .73		80 .3
26.78		1,269,331	0.98	(h)	–		1 .30		83 .6
15.00		1,010,989	1.00	(h)	–		1 .11		95 .7
(35.25)		624,473	1.00		–		1 .06		88 .9
10.95		942,226	0.99		–		0 .77		81 .8

10.80	(d)	6,503	1.85 (f)	,(h)	–		0.01	(f)	78.0	(f)
3.59		5,985	1.85	(h)	–		(0 .14)		80 .3
25.75		7,222	1.85	(h)	–		0 .43		83 .6
14.02		5,741	1.86	(h)	–		0 .22		95 .7
(35.80)		3,050	1.88		–		0 .17		88 .9
9.94		4,008	1.87		–		(0 .12)		81 .8

10.86	(d)	16,263	1.72 (f)	,(h)	–		0.15	(f)	78.0	(f)
3.79		15,380	1.72	(h)	–		0 .01		80 .3
25.77		19,875	1.72	(h)	–		0 .56		83 .6
14.29		15,242	1.73	(h)	–		0 .30		95 .7
(35.73)		5,188	1.75		–		0 .31		88 .9
10.09		6,485	1.74		–		0 .02		81 .8

10.97	(d)	35,050	1.54 (f)	,(h)	–		0.33	(f)	78.0	(f)
3.95		39,064	1.54	(h)	–		0 .17		80 .3
26.02		34,752	1.54	(h)	–		0 .76		83 .6
14.48		34,211	1.55	(h)	–		0 .47		95 .7
(35.68)		11,990	1.57		–		0 .48		88 .9
10.32		18,303	1.56		–		0 .19		81 .8

11.15	(d)	30,723	1.35 (f)	,(h)	–		0.51	(f)	78.0	(f)
4.04		28,916	1.35	(h)	–		0 .36		80 .3
26.32		28,066	1.35	(h)	–		0 .93		83 .6
14.59		19,074	1.36	(h)	–		0 .71		95 .7
(35.45)		9,391	1.38		–		0 .67		88 .9
10.51		8,738	1.37		–		0 .37		81 .8

11.13	(d)	52,298	1.23 (f)	,(h)	–		0.62	(f)	78.0	(f)
4.26		40,902	1.23	(h)	–		0 .47		80 .3
26.44		31,022	1.23	(h)	–		1 .04		83 .6
14.67		27,117	1.24	(h)	–		0 .79		95 .7
(35.39)		10,966	1.26		–		0 .79		88 .9
10.69		15,984	1.25		–		0 .51		81 .8

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2012.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Period from March 2, 2009, date operations commenced, through October 31, 2009.
(h)	Reflects Manager's contractual expense limit.

See accompanying footnotes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized	Total	Dividends	Distributions	Total
		Value,	Investment	and Unrealized	From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
MIDCAP VALUE FUND III
Class J shares
2012	(c)	$11 .97	$0.07	$1 .23	$1 .30	($0 .11)	$–	($0 .11)	$13.16
2011		11.27	0 .12	0 .71	0 .83	(0 .13)	–	(0 .13)	11 .97
2010		9.18	0 .11	2 .11	2 .22	(0 .13)	–	(0 .13)	11 .27
2009		8.28	0 .13	0 .90	1 .03	(0 .13)	–	(0 .13)	9 .18
2008		14.56	0 .12	(5 .19)	(5 .07)	(0 .07)	(1.14)	(1 .21)	8 .28
2007		14.19	0 .07	1 .20	1 .27	(0 .08)	(0.82)	(0 .90)	14 .56
Institutional shares
2012	(c)	12.59	0 .11	1 .29	1 .40	(0 .17)	–	(0 .17)	13 .82
2011		11.85	0 .17	0 .76	0 .93	(0 .19)	–	(0 .19)	12 .59
2010		9.62	0 .17	2 .24	2 .41	(0 .18)	–	(0 .18)	11 .85
2009		8.68	0 .15	0 .99	1 .14	(0 .20)	–	(0 .20)	9 .62
2008		15.21	0 .19	(5 .43)	(5 .24)	(0 .15)	(1.14)	(1 .29)	8 .68
2007		14.79	0 .17	1 .25	1 .42	(0 .18)	(0.82)	(1 .00)	15 .21
R-1 shares
2012	(c)	12.03	0 .04	1 .24	1 .28	(0 .04)	–	(0 .04)	13 .27
2011		11.34	0 .08	0 .70	0 .78	(0 .09)	–	(0 .09)	12 .03
2010		9.26	0 .08	2 .12	2 .20	(0 .12)	–	(0 .12)	11 .34
2009		8.33	0 .10	0 .93	1 .03	(0 .10)	–	(0 .10)	9 .26
2008		14.66	0 .09	(5 .24)	(5 .15)	(0 .04)	(1.14)	(1 .18)	8 .33
2007		14.28	0 .03	1 .22	1 .25	(0 .05)	(0.82)	(0 .87)	14 .66
R-2 shares
2012	(c)	12.11	0 .05	1 .24	1 .29	(0 .05)	–	(0 .05)	13 .35
2011		11.42	0 .08	0 .72	0 .80	(0 .11)	–	(0 .11)	12 .11
2010		9.31	0 .09	2 .15	2 .24	(0 .13)	–	(0 .13)	11 .42
2009		8.38	0 .11	0 .93	1 .04	(0 .11)	–	(0 .11)	9 .31
2008		14.72	0 .10	(5 .25)	(5 .15)	(0 .05)	(1.14)	(1 .19)	8 .38
2007		14.34	0 .05	1 .22	1 .27	(0 .07)	(0.82)	(0 .89)	14 .72
R-3 shares
2012	(c)	12.08	0 .07	1 .23	1 .30	(0 .09)	–	(0 .09)	13 .29
2011		11.39	0 .10	0 .72	0 .82	(0 .13)	–	(0 .13)	12 .08
2010		9.28	0 .11	2 .14	2 .25	(0 .14)	–	(0 .14)	11 .39
2009		8.36	0 .13	0 .92	1 .05	(0 .13)	–	(0 .13)	9 .28
2008		14.69	0 .12	(5 .23)	(5 .11)	(0 .08)	(1.14)	(1 .22)	8 .36
2007		14.31	0 .08	1 .22	1 .30	(0 .10)	(0.82)	(0 .92)	14 .69
R-4 shares
2012	(c)	11.98	0 .08	1 .22	1 .30	(0 .12)	–	(0 .12)	13 .16
2011		11.29	0 .13	0 .71	0 .84	(0 .15)	–	(0 .15)	11 .98
2010		9.18	0 .13	2 .12	2 .25	(0 .14)	–	(0 .14)	11 .29
2009		8.28	0 .15	0 .91	1 .06	(0 .16)	–	(0 .16)	9 .18
2008		14.57	0 .14	(5 .19)	(5 .05)	(0 .10)	(1.14)	(1 .24)	8 .28
2007		14.21	0 .11	1 .20	1 .31	(0 .13)	(0.82)	(0 .95)	14 .57
R-5 shares
2012	(c)	12.05	0 .08	1 .23	1 .31	(0 .13)	–	(0 .13)	13 .23
2011		11.36	0 .14	0 .71	0 .85	(0 .16)	–	(0 .16)	12 .05
2010		9.25	0 .15	2 .12	2 .27	(0 .16)	–	(0 .16)	11 .36
2009		8.36	0 .15	0 .92	1 .07	(0 .18)	–	(0 .18)	9 .25
2008		14.69	0 .15	(5 .22)	(5 .07)	(0 .12)	(1.14)	(1 .26)	8 .36
2007		14.31	0 .12	1 .22	1 .34	(0 .14)	(0.82)	(0 .96)	14 .69

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

							Ratio of Net
		Net Assets,	Ratio of		Ratio of Gross		Investment
		End of	Expenses to		Expenses to		Income to		Portfolio
		Period (in	Average Net		Average Net		Average Net		Turnover
Total Return		thousands)	Assets		Assets(b)		Assets		Rate

10 .94%(d),(e)		$83,069	1 .17	%(f)	1 .36	%(f)	1 .11	%(f)	50.3	%(f)
7.37	(e)	79,335	1.13		1.28		0 .95		86 .4
24.36	(e)	82,140	1.24		1.31		1 .05		92 .4
12.82	(e)	72,371	1.30		1.35		1 .57		111 .4
(37.77	) (e)	71,496	1.22		–		1 .05		86 .0
9.24	(e)	137,723	1.29		–		0 .48		99 .9

11.23	(d)	533	0.69	(f)	2.64	(f)	1 .72	(f)	50 .3	(f)
7.86		817	0.70		4.18		1 .39		86 .4
25.32		183	0.70		10.72		1 .58		92 .4
13.58		116	0.70		51.56		1 .61		111 .4
(37.43)		6	0.68		–		1 .60		86 .0
9.97		10	0.65		–		1 .18		99 .9

10.69	(d)	388	1.56 (f)	,(g)	–		0.70	(f)	50.3	(f)
6.88		332	1.55	(g)	–		0 .63		86 .4
23.90		520	1.56	(g)	–		0 .73		92 .4
12.67		435	1.55		–		1 .25		111 .4
(38.02)		273	1.56		–		0 .75		86 .0
9.03		277	1.53		–		0 .22		99 .9

10.73	(d)	811	1.43 (f)	,(g)	–		0.87	(f)	50.3	(f)
6.97		981	1.42	(g)	–		0 .68		86 .4
24.22		1,455	1.43	(g)	–		0 .88		92 .4
12.64		1,325	1.42		–		1 .39		111 .4
(37.85)		970	1.43		–		0 .84		86 .0
9.12		1,602	1.40		–		0 .36		99 .9

10.85	(d)	1,537	1.25 (f)	,(g)	–		1.05	(f)	50.3	(f)
7.23		1,834	1.24	(g)	–		0 .85		86 .4
24.38		1,758	1.25	(g)	–		1 .03		92 .4
12.88		1,244	1.24		–		1 .64		111 .4
(37.75)		1,317	1.25		–		1 .02		86 .0
9.37		2,365	1.22		–		0 .53		99 .9

10.93	(d)	1,181	1.06 (f)	,(g)	–		1.21	(f)	50.3	(f)
7.46		1,049	1.05	(g)	–		1 .07		86 .4
24.66		1,252	1.06	(g)	–		1 .24		92 .4
13.17		1,368	1.05		–		1 .90		111 .4
(37.67)		1,719	1.06		–		1 .22		86 .0
9.50		2,358	1.03		–		0 .74		99 .9

11.01	(d)	6,373	0.94 (f)	,(g)	–		1.33	(f)	50.3	(f)
7.52		5,595	0.93	(g)	–		1 .18		86 .4
24.74		6,425	0.94	(g)	–		1 .39		92 .4
13.22		9,344	0.93		–		1 .83		111 .4
(37.56)		5,430	0.94		–		1 .33		86 .0
9.71		5,367	0.91		–		0 .84		99 .9

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2012.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.

See accompanying footnotes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net		Dividends	Total
		Value,	Investment	Total From	from Net	Dividends	Net Asset			Net Assets, End of
		Beginning	Income	Investment	Investment	and	Value, End			Period (in
		of Period	(Loss)(a)	Operations	Income	Distributions	of Period	Total Return		thousands)
MONEY MARKET FUND
Class J shares
2012	(c)	$1 .00	$–	$–	$–	$–	$1 .00	0.00%(d),(e)		$290,715
2011		1.00	–	–	–	–	1 .00	0.00	(e)	316,914
2010		1.00	–	–	–	–	1 .00	0.00	(e)	310,250
2009		1.00	–	–	–	–	1 .00	0.33	(e)	346,703
2008		1 .00	0 .03	0 .03	(0 .03)	(0 .03)	1 .00	2 .67	(e)	355,746
2007		1 .00	0 .04	0 .04	(0 .04)	(0 .04)	1 .00	4 .46	(e)	186,246
Institutional shares
2012	(c)	1.00	–	–	–	–	1 .00	0.00	(d)	352,133
2011		1.00	–	–	–	–	1 .00	0.00		263,071
2010		1.00	–	–	–	–	1 .00	0.00		202,082
2009		1 .00	0 .01	0 .01	(0 .01)	(0 .01)	1 .00	0 .59		231,887
2008		1 .00	0 .03	0 .03	(0 .03)	(0 .03)	1 .00	3 .17		276,963
2007		1 .00	0 .05	0 .05	(0 .05)	(0 .05)	1 .00	5 .09		216,988

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS,INC. (unaudited)

				Ratio of Net
Ratio of Expenses		Ratio of Gross		Investment Income
to Average Net		Expenses to Average		to Average Net
Assets		Net Assets(b)		Assets

0.29	%(f)	0.87	%(f)	0.00	%(f)
0.28		0.76		0.00
0.35		0.85		0.00
0.69		0.92		0.32
0.87		–		2.51
0.98		–		4.37

0.29	(f)	0.43	(f)	0.00	(f)
0.28		0.41		0.00
0.35		0.42		0.00
0.43		0.44		0.63
0.39		–		3.07
0.39		–		4.96

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2012.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.

See accompanying footnotes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
OVERSEAS FUND(b)
Institutional shares
2012	(c)	$9 .89	$0.13	$0 .23	$0 .36	($0 .23)	($0 .41)	($0 .64)	$9 .61
2011		11 .44	0 .24	(0 .88)	(0 .64)	(0 .14)	(0 .77)	(0 .91)	9 .89
2010		10 .70	0 .18	1 .01	1 .19	(0 .18)	(0 .27)	(0 .45)	11 .44
2009		8.62	0 .20	1 .90	2 .10	(0 .02)	–	(0 .02)	10 .70
2008	(g)	10 .00	–	(1 .38)	(1 .38)	–	–	–	8.62
R-1 shares
2012	(h)	9.89	0 .07	(0 .36)	(0 .29)	–	–	–	9.60
R-2 shares
2012	(h)	9.89	0 .07	(0 .36)	(0 .29)	–	–	–	9.60
R-3 shares
2012	(h)	9.89	0 .07	(0 .36)	(0 .29)	–	–	–	9.60
R-4 shares
2012	(h)	9.89	0 .08	(0 .36)	(0 .28)	–	–	–	9.61
R-5 shares
2012	(h)	9.89	0 .08	(0 .36)	(0 .28)	–	–	–	9.61

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

					Ratio of Net
			Ratio of Expenses		Investment Income
		Net Assets, End of	to Average Net		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Assets		Turnover Rate

4 .49	%(d)	$1,468,760	1.09%(e),(f)		2 .79	%(e)	24 .8	%(e)
(6.01)		1,351,191	1.08	(f)	2 .25		38 .6
11.38		1,137,569	1.09	(f)	1 .73		87 .2
24.39		963,192	1.12	(f)	2 .22		77 .7
(13.80	) (d)	364,462	1.13 (e)	,(f)	(0 .57	) (e)	33 .1	(e)

(2 .93	) (d)	10	1 .97 (e)	,(f)	4 .36	(e)	24 .8	(e)

(2 .93	) (d)	10	1 .84 (e)	,(f)	4 .50	(e)	24 .8	(e)

(2 .93	) (d)	10	1 .66 (e)	,(f)	4 .65	(e)	24 .8	(e)

(2 .83	) (d)	10	1 .47 (e)	,(f)	4 .83	(e)	24 .8	(e)

(2 .83	) (d)	10	1 .35 (e)	,(f)	4 .98	(e)	24 .8	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Effective February 29, 2012, International Value Fund changed its name to Overseas Fund.
(c)	Six months ended April 30, 2012.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Period from September 30, 2008, date operations commenced, through October 31, 2008.
(h)	Period from March 1, 2012, date operations commenced, through April 30, 2012.

See accompanying footnotes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized	Total	Dividends	Distributions	Total
		Value,	Investment	and Unrealized	From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL CAPITAL APPRECIATION FUND
Institutional shares
2012	(b)	$38 .63	$0.28	$4 .21	$4 .49	($0 .42)	($0 .48)	($0 .90)	$42.22
2011		37.63	0 .47	2 .21	2 .68	(0 .57)	(1.11)	(1 .68)	38 .63
2010		32.93	0 .67	4 .56	5 .23	(0 .31)	(0.22)	(0 .53)	37 .63
2009		31.12	0 .32	3 .37	3 .69	(0 .36)	(1.52)	(1 .88)	32 .93
2008		49.92	0 .39	(15 .60)	(15 .21)	(0 .38)	(3.21)	(3 .59)	31 .12
2007		43.56	0 .46	7 .20	7 .66	(0 .31)	(0.99)	(1 .30)	49 .92
R-1 shares
2012	(b)	38.18	0 .10	4 .17	4 .27	(0 .27)	(0.48)	(0 .75)	41 .70
2011		37.42	0 .08	2 .24	2 .32	(0 .45)	(1.11)	(1 .56)	38 .18
2010	(e)	35.15	0 .05	2 .22	2 .27	–	–	–	37 .42
R-2 shares
2012	(b)	38.26	0 .13	4 .16	4 .29	(0 .26)	(0.48)	(0 .74)	41 .81
2011		37.44	0 .14	2 .25	2 .39	(0 .46)	(1.11)	(1 .57)	38 .26
2010	(e)	35.15	0 .53	1 .76	2 .29	–	–	–	37 .44
R-3 shares
2012	(b)	38.31	0 .16	4 .17	4 .33	(0 .32)	(0.48)	(0 .80)	41 .84
2011		37.49	0 .21	2 .25	2 .46	(0 .53)	(1.11)	(1 .64)	38 .31
2010	(e)	35.15	0 .02	2 .32	2 .34	–	–	–	37 .49
R-4 shares
2012	(b)	38.42	0 .19	4 .19	4 .38	(0 .32)	(0.48)	(0 .80)	42 .00
2011		37.53	0 .31	2 .23	2 .54	(0 .54)	(1.11)	(1 .65)	38 .42
2010	(e)	35.15	0 .11	2 .27	2 .38	–	–	–	37 .53
R-5 shares
2012	(b)	38.50	0 .23	4 .18	4 .41	(0 .35)	(0.48)	(0 .83)	42 .08
2011		37.57	0 .37	2 .22	2 .59	(0 .55)	(1.11)	(1 .66)	38 .50
2010	(e)	35.15	0 .15	2 .27	2 .42	–	–	–	37 .57

See accompanying notes.

							FINANCIAL HIGHLIGHTS (Continued)
							PRINCIPAL FUNDS, INC. (unaudited)

					Ratio of Net
			Ratio of		Investment
		Net Assets,	Expenses to		Income to		Portfolio
		End of Period	Average Net		Average Net		Turnover
Total Return		(in thousands)	Assets		Assets		Rate

11 .96	%(c)	$1,024,394	0 .50%(d)		1 .38%(d)		6 .2	%(d)
7.15		907,061	0.52		1.19		12 .7
16.02		578,458	0.58		1.89		15 .3
13.12		409,987	0.59		1.12		23 .8
(32.67)		408,256	0.51		0.95		9 .7
17.99		746,996	0.49		0.99		17 .6

11.48	(c)	1,854	1.37	(d)	0.50	(d)	6 .2	(d)
6.22		1,585	1.39		0.22		12 .7
6.46	(c)	245	1.47	(d)	0.21	(d)	15 .3	(d)

11.51	(c)	2,010	1.24	(d)	0.65	(d)	6 .2	(d)
6.41		1,840	1.26		0.36		12 .7
6.51	(c)	82	1.34	(d)	2.28	(d)	15 .3	(d)

11.61	(c)	10,655	1.06	(d)	0.80	(d)	6 .2	(d)
6.59		7,551	1.08		0.54		12 .7
6.66	(c)	1,084	1.16	(d)	0.07	(d)	15 .3	(d)

11.69	(c)	7,170	0.87	(d)	0.99	(d)	6 .2	(d)
6.80		7,661	0.89		0.81		12 .7
6.77	(c)	2,816	0.97	(d)	0.46	(d)	15 .3	(d)

11.77	(c)	15,172	0.75	(d)	1.17	(d)	6 .2	(d)
6.91		17,231	0.77		0.94		12 .7
6.88	(c)	11,504	0.85	(d)	0.64	(d)	15 .3	(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended April 30, 2012.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Period from March 1, 2010, date operations commenced, through October 31, 2010.

See accompanying footnotes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2010 FUND
Class J shares
2012	(d)	$11 .31	$0.18	$0 .55	$0 .73	($0 .25)	$–	($0 .25)	$11.79
2011		11.10	0 .25	0 .20	0 .45	(0 .24)	–	(0 .24)	11 .31
2010		9.81	0 .25	1 .32	1 .57	(0 .28)	–	(0 .28)	11 .10
2009		9.17	0 .24	1 .00	1 .24	(0 .30)	(0 .30)	(0 .60)	9.81
2008		14.11	0 .45	(4 .74)	(4 .29)	(0 .42)	(0 .23)	(0 .65)	9.17
2007		13.17	0 .36	0 .99	1 .35	(0 .34)	(0 .07)	(0 .41)	14 .11
Institutional shares
2012	(d)	11.37	0 .19	0 .55	0 .74	(0 .29)	–	(0 .29)	11 .82
2011		11.16	0 .29	0 .21	0 .50	(0 .29)	–	(0 .29)	11 .37
2010		9.86	0 .29	1 .33	1 .62	(0 .32)	–	(0 .32)	11 .16
2009		9.22	0 .27	1 .02	1 .29	(0 .35)	(0 .30)	(0 .65)	9.86
2008		14.21	0 .49	(4 .76)	(4 .27)	(0 .49)	(0 .23)	(0 .72)	9.22
2007		13.27	0 .42	1 .01	1 .43	(0 .42)	(0 .07)	(0 .49)	14 .21
R-1 shares
2012	(d)	11.24	0 .14	0 .55	0 .69	(0 .18)	–	(0 .18)	11 .75
2011		11.03	0 .19	0 .21	0 .40	(0 .19)	–	(0 .19)	11 .24
2010		9.77	0 .20	1 .31	1 .51	(0 .25)	–	(0 .25)	11 .03
2009		9.14	0 .19	1 .02	1 .21	(0 .28)	(0 .30)	(0 .58)	9.77
2008		14.08	0 .35	(4 .69)	(4 .34)	(0 .37)	(0 .23)	(0 .60)	9.14
2007		13.15	0 .30	1 .00	1 .30	(0 .30)	(0 .07)	(0 .37)	14 .08
R-2 shares
2012	(d)	11.22	0 .15	0 .56	0 .71	(0 .19)	–	(0 .19)	11 .74
2011		11.02	0 .22	0 .19	0 .41	(0 .21)	–	(0 .21)	11 .22
2010		9.75	0 .22	1 .30	1 .52	(0 .25)	–	(0 .25)	11 .02
2009		9.10	0 .21	1 .01	1 .22	(0 .27)	(0 .30)	(0 .57)	9.75
2008		14.02	0 .40	(4 .70)	(4 .30)	(0 .39)	(0 .23)	(0 .62)	9.10
2007		13.10	0 .32	0 .99	1 .31	(0 .32)	(0 .07)	(0 .39)	14 .02
R-3 shares
2012	(d)	11.24	0 .16	0 .54	0 .70	(0 .21)	–	(0 .21)	11 .73
2011		11.03	0 .22	0 .21	0 .43	(0 .22)	–	(0 .22)	11 .24
2010		9.76	0 .23	1 .31	1 .54	(0 .27)	–	(0 .27)	11 .03
2009		9.13	0 .22	1 .01	1 .23	(0 .30)	(0 .30)	(0 .60)	9.76
2008		14.07	0 .41	(4 .71)	(4 .30)	(0 .41)	(0 .23)	(0 .64)	9.13
2007		13.14	0 .34	1 .00	1 .34	(0 .34)	(0 .07)	(0 .41)	14 .07
R-4 shares
2012	(d)	11.27	0 .17	0 .55	0 .72	(0 .24)	–	(0 .24)	11 .75
2011		11.07	0 .25	0 .20	0 .45	(0 .25)	–	(0 .25)	11 .27
2010		9.79	0 .25	1 .32	1 .57	(0 .29)	–	(0 .29)	11 .07
2009		9.16	0 .23	1 .01	1 .24	(0 .31)	(0 .30)	(0 .61)	9.79
2008		14.10	0 .44	(4 .71)	(4 .27)	(0 .44)	(0 .23)	(0 .67)	9.16
2007		13.17	0 .37	0 .99	1 .36	(0 .36)	(0 .07)	(0 .43)	14 .10
R-5 shares
2012	(d)	11.30	0 .18	0 .56	0 .74	(0 .26)	–	(0 .26)	11 .78
2011		11.10	0 .28	0 .18	0 .46	(0 .26)	–	(0 .26)	11 .30
2010		9.81	0 .28	1 .31	1 .59	(0 .30)	–	(0 .30)	11 .10
2009		9.18	0 .25	1 .00	1 .25	(0 .32)	(0 .30)	(0 .62)	9.81
2008		14.13	0 .45	(4 .72)	(4 .27)	(0 .45)	(0 .23)	(0 .68)	9.18
2007		13.20	0 .38	1 .00	1 .38	(0 .38)	(0 .07)	(0 .45)	14 .13

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
						PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
		Net Assets,	Ratio of		Ratio of Gross	Investment
		End of	Expenses to		Expenses to	Income to		Portfolio
		Period (in	Average Net		Average Net	Average Net		Turnover
Total Return		thousands)	Assets(b)		Assets(b),(c)	Assets		Rate

6 .60%(e),(f)		$212,007	0 .37	%(g)	0 .55%(g)	3 .10	%(g)	35.4	%(g)
4.10	(f)	202,423	0.39		0.53	2 .17		16 .4
16.29	(f)	206,407	0.48		0.55	2 .40		36 .2
14.75	(f)	190,177	0.57		0.62	2 .77		28 .4
(31 .75	) (f)	185,729	0.58		–	3 .76		12 .7
10.51	(f)	286,278	0.64		–	2 .68		14 .7

6.69	(e)	1,158,785	0.04	(g)	–	3.41	(g)	35 .4	(g)
4.52		1,074,682	0.04		–	2 .55		16 .4
16.79		1,130,797	0.04		–	2 .83		36 .2
15.40		1,025,862	0.10		–	3 .13		28 .4
(31 .52)		846,470	0.13		–	4 .11		12 .7
11.07		1,116,351	0.12		–	3 .13		14 .7

6.26	(e)	22,126	0.92	(g)	–	2.56	(g)	35 .4	(g)
3.63		21,110	0.92		–	1 .65		16 .4
15.66		24,103	0.92		–	1 .96		36 .2
14.39		22,134	0.97		–	2 .22		28 .4
(32 .07)		16,907	1.01		–	2 .93		12 .7
10.10		14,507	1.00		–	2 .20		14 .7

6.41	(e)	29,138	0.79	(g)	–	2.71	(g)	35 .4	(g)
3.70		30,298	0.79		–	1 .91		16 .4
15.84		42,654	0.79		–	2 .13		36 .2
14.57		41,310	0.84		–	2 .43		28 .4
(31 .97)		37,240	0.88		–	3 .39		12 .7
10.21		53,760	0.87		–	2 .39		14 .7

6.40	(e)	78,285	0.61	(g)	–	2.88	(g)	35 .4	(g)
3.95		81,172	0.61		–	1 .98		16 .4
16.09		96,491	0.61		–	2 .29		36 .2
14.69		93,186	0.66		–	2 .60		28 .4
(31 .88)		75,999	0.70		–	3 .48		12 .7
10.45		87,602	0.69		–	2 .53		14 .7

6.58	(e)	78,786	0.42	(g)	–	3.07	(g)	35 .4	(g)
4.09		77,085	0.42		–	2 .17		16 .4
16.34		80,377	0.42		–	2 .45		36 .2
14.88		70,260	0.47		–	2 .65		28 .4
(31 .67)		47,919	0.51		–	3 .66		12 .7
10.64		59,244	0.50		–	2 .71		14 .7

6.68	(e)	111,831	0.30	(g)	–	3.17	(g)	35 .4	(g)
4.16		115,406	0.30		–	2 .44		16 .4
16.52		145,309	0.30		–	2 .72		36 .2
14.99		166,419	0.35		–	2 .90		28 .4
(31 .60)		140,387	0.39		–	3 .75		12 .7
10.76		152,317	0.38		–	2 .83		14 .7

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2012.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.

See accompanying footnotes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized	Total	Dividends	Distributions	Total
		Value,	Investment	and Unrealized	From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2015 FUND
Institutional shares
2012	(c)	$9 .70	$0.17	$0 .54	$0 .71	($0 .22)	($0 .14)	($0 .36)	$10.05
2011		9.71	0 .22	0 .19	0 .41	(0 .22)	(0.20)	(0 .42)	9 .70
2010		8.48	0 .20	1 .23	1 .43	(0 .20)	–	(0 .20)	9 .71
2009		7.52	0 .12	0 .98	1 .10	(0 .14)	–	(0 .14)	8 .48
2008	(g)	10 .00	0 .11	(2 .59)	(2 .48)	–	–	–	7.52
R-1 shares
2012	(c)	9.48	0 .12	0 .54	0 .66	(0 .14)	(0 .14)	(0 .28)	9 .86
2011		9.52	0 .14	0 .17	0 .31	(0 .15)	(0.20)	(0 .35)	9 .48
2010		8.34	0 .12	1 .22	1 .34	(0 .16)	–	(0 .16)	9 .52
2009		7.44	0 .08	0 .95	1 .03	(0 .13)	–	(0 .13)	8 .34
2008	(g)	10 .00	0 .05	(2 .61)	(2 .56)	–	–	–	7.44
R-2 shares
2012	(c)	9.51	0 .14	0 .53	0 .67	(0 .14)	(0 .14)	(0 .28)	9 .90
2011		9.54	0 .14	0 .18	0 .32	(0 .15)	(0.20)	(0 .35)	9 .51
2010		8.35	0 .14	1 .22	1 .36	(0 .17)	–	(0 .17)	9 .54
2009		7.45	0 .10	0 .93	1 .03	(0 .13)	–	(0 .13)	8 .35
2008	(g)	10 .00	0 .07	(2 .62)	(2 .55)	–	–	–	7.45
R-3 shares
2012	(c)	9.54	0 .14	0 .53	0 .67	(0 .17)	(0 .14)	(0 .31)	9 .90
2011		9.57	0 .16	0 .18	0 .34	(0 .17)	(0.20)	(0 .37)	9 .54
2010		8.37	0 .15	1 .22	1 .37	(0 .17)	–	(0 .17)	9 .57
2009		7.46	0 .12	0 .92	1 .04	(0 .13)	–	(0 .13)	8 .37
2008	(g)	10 .00	0 .07	(2 .61)	(2 .54)	–	–	–	7.46
R-4 shares
2012	(c)	9.59	0 .16	0 .52	0 .68	(0 .19)	(0 .14)	(0 .33)	9 .94
2011		9.61	0 .18	0 .19	0 .37	(0 .19)	(0.20)	(0 .39)	9 .59
2010		8.40	0 .17	1 .22	1 .39	(0 .18)	–	(0 .18)	9 .61
2009		7.47	0 .12	0 .95	1 .07	(0 .14)	–	(0 .14)	8 .40
2008	(g)	10 .00	0 .08	(2 .61)	(2 .53)	–	–	–	7.47
R-5 shares
2012	(c)	9.61	0 .14	0 .56	0 .70	(0 .20)	(0 .14)	(0 .34)	9 .97
2011		9.63	0 .21	0 .16	0 .37	(0 .19)	(0.20)	(0 .39)	9 .61
2010		8.41	0 .19	1 .22	1 .41	(0 .19)	–	(0 .19)	9 .63
2009		7.47	0 .14	0 .94	1 .08	(0 .14)	–	(0 .14)	8 .41
2008	(g)	10 .00	0 .09	(2 .62)	(2 .53)	–	–	–	7.47

See accompanying notes.

							FINANCIAL HIGHLIGHTS (Continued)
							PRINCIPAL FUNDS, INC. (unaudited)

					Ratio of Net
		Net Assets,			Investment
		End of	Ratio of Expenses		Income to		Portfolio
		Period (in	to Average Net		Average Net		Turnover
Total Return		thousands)	Assets(b)		Assets		Rate

7 .65	%(d)	$536,305	0 .04%(e),(f)		3 .49	%(e)	32.7	%(e)
4.22		451,374	0.04	(f)	2.21		14 .0
17.17		362,671	0.05	(f)	2.23		32 .0
15.03		225,418	0.10	(f)	1.56		9 .1
(24.80	) (d)	28,190	0.17 (e)	,(f)	1.79	(e)	50 .1	(e)

7.23	(d)	17,131	0.92	(e)	2.63	(e)	32 .7	(e)
3.22		14,925	0.92		1.47		14 .0
16.21		13,567	0.92	(f)	1.41		32 .0
14.07		8,570	0.96	(f)	1.04		9 .1
(25.60	) (d)	1,798	1.05 (e)	,(f)	0.92	(e)	50 .1	(e)

7.30	(d)	12,750	0.79	(e)	2.85	(e)	32 .7	(e)
3.42		12,704	0.79		1.49		14 .0
16.44		11,681	0.79	(f)	1.58		32 .0
14.16		7,304	0.83	(f)	1.36		9 .1
(25.50	) (d)	1,358	0.92 (e)	,(f)	1.14	(e)	50 .1	(e)

7.33	(d)	63,184	0.61	(e)	2.94	(e)	32 .7	(e)
3.62		49,584	0.61		1.62		14 .0
16.58		38,096	0.61	(f)	1.73		32 .0
14.27		21,602	0.65	(f)	1.55		9 .1
(25.40	) (d)	7,835	0.74 (e)	,(f)	1.27	(e)	50 .1	(e)

7.36	(d)	53,310	0.42	(e)	3.32	(e)	32 .7	(e)
3.84		57,060	0.42		1.85		14 .0
16.80		42,226	0.42	(f)	1.88		32 .0
14.60		28,026	0.46	(f)	1.54		9 .1
(25.30	) (d)	5,653	0.55 (e)	,(f)	1.37	(e)	50 .1	(e)

7.57	(d)	50,355	0.30	(e)	2.96	(e)	32 .7	(e)
3.92		36,237	0.30		2.12		14 .0
16.99		33,843	0.30	(f)	2.09		32 .0
14.73		23,592	0.34	(f)	1.88		9 .1
(25.30	) (d)	8,400	0.43 (e)	,(f)	1.50	(e)	50 .1	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Six months ended April 30, 2012.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Period from February 29, 2008, date operations commenced, through October 31, 2008.

See accompanying footnotes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized	Total	Dividends	Distributions	Total
		Value,	Investment	and Unrealized	From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2020 FUND
Class J shares
2012	(d)	$11 .59	$0.20	$0 .75	$0 .95	($0 .23)	$–	($0 .23)	$12.31
2011		11.41	0 .21	0 .18	0 .39	(0 .21)	–	(0 .21)	11 .59
2010		9.99	0 .21	1 .46	1 .67	(0 .25)	–	(0 .25)	11 .41
2009		9.27	0 .22	1 .09	1 .31	(0 .23)	(0 .36)	(0 .59)	9.99
2008		15.02	0 .40	(5 .48)	(5 .08)	(0 .38)	(0 .29)	(0 .67)	9.27
2007		13.64	0 .31	1 .49	1 .80	(0 .33)	(0 .09)	(0 .42)	15 .02
Institutional shares
2012	(d)	11.65	0 .22	0 .76	0 .98	(0 .27)	–	(0 .27)	12 .36
2011		11.48	0 .26	0 .17	0 .43	(0 .26)	–	(0 .26)	11 .65
2010		10.04	0 .26	1 .47	1 .73	(0 .29)	–	(0 .29)	11 .48
2009		9.32	0 .25	1 .12	1 .37	(0 .29)	(0 .36)	(0 .65)	10 .04
2008		15.12	0 .44	(5 .49)	(5 .05)	(0 .46)	(0 .29)	(0 .75)	9.32
2007		13.73	0 .38	1 .51	1 .89	(0 .41)	(0 .09)	(0 .50)	15 .12
R-1 shares
2012	(d)	11.53	0 .17	0 .75	0 .92	(0 .17)	–	(0 .17)	12 .28
2011		11.36	0 .15	0 .18	0 .33	(0 .16)	–	(0 .16)	11 .53
2010		9.96	0 .16	1 .46	1 .62	(0 .22)	–	(0 .22)	11 .36
2009		9.25	0 .17	1 .11	1 .28	(0 .21)	(0 .36)	(0 .57)	9.96
2008		15.00	0 .31	(5 .44)	(5 .13)	(0 .33)	(0 .29)	(0 .62)	9.25
2007		13.62	0 .23	1 .53	1 .76	(0 .29)	(0 .09)	(0 .38)	15 .00
R-2 shares
2012	(d)	11.50	0 .18	0 .75	0 .93	(0 .17)	–	(0 .17)	12 .26
2011		11.33	0 .18	0 .17	0 .35	(0 .18)	–	(0 .18)	11 .50
2010		9.93	0 .18	1 .44	1 .62	(0 .22)	–	(0 .22)	11 .33
2009		9.20	0 .19	1 .10	1 .29	(0 .20)	(0 .36)	(0 .56)	9.93
2008		14.93	0 .35	(5 .44)	(5 .09)	(0 .35)	(0 .29)	(0 .64)	9.20
2007		13.56	0 .28	1 .49	1 .77	(0 .31)	(0 .09)	(0 .40)	14 .93
R-3 shares
2012	(d)	11.54	0 .18	0 .75	0 .93	(0 .20)	–	(0 .20)	12 .27
2011		11.36	0 .19	0 .19	0 .38	(0 .20)	–	(0 .20)	11 .54
2010		9.96	0 .20	1 .44	1 .64	(0 .24)	–	(0 .24)	11 .36
2009		9.24	0 .20	1 .11	1 .31	(0 .23)	(0 .36)	(0 .59)	9.96
2008		14.99	0 .37	(5 .45)	(5 .08)	(0 .38)	(0 .29)	(0 .67)	9.24
2007		13.61	0 .29	1 .51	1 .80	(0 .33)	(0 .09)	(0 .42)	14 .99
R-4 shares
2012	(d)	11.56	0 .19	0 .76	0 .95	(0 .23)	–	(0 .23)	12 .28
2011		11.39	0 .21	0 .18	0 .39	(0 .22)	–	(0 .22)	11 .56
2010		9.98	0 .21	1 .46	1 .67	(0 .26)	–	(0 .26)	11 .39
2009		9.26	0 .21	1 .12	1 .33	(0 .25)	(0 .36)	(0 .61)	9.98
2008		15.02	0 .38	(5 .45)	(5 .07)	(0 .40)	(0 .29)	(0 .69)	9.26
2007		13.64	0 .31	1 .52	1 .83	(0 .36)	(0 .09)	(0 .45)	15 .02
R-5 shares
2012	(d)	11.60	0 .21	0 .74	0 .95	(0 .24)	–	(0 .24)	12 .31
2011		11.42	0 .24	0 .17	0 .41	(0 .23)	–	(0 .23)	11 .60
2010		10.00	0 .24	1 .45	1 .69	(0 .27)	–	(0 .27)	11 .42
2009		9.28	0 .23	1 .11	1 .34	(0 .26)	(0 .36)	(0 .62)	10 .00
2008		15.05	0 .40	(5 .46)	(5 .06)	(0 .42)	(0 .29)	(0 .71)	9.28
2007		13.67	0 .32	1 .52	1 .84	(0 .37)	(0 .09)	(0 .46)	15 .05

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
						PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
		Net Assets,	Ratio of		Ratio of Gross	Investment
		End of	Expenses to		Expenses to	Income to		Portfolio
		Period (in	Average Net		Average Net	Average Net		Turnover
Total Return		thousands)	Assets(b)		Assets(b),(c)	Assets		Rate

8 .38%(e),(f)		$632,267	0 .38	%(g)	0 .56%(g)	3 .36	%(g)	31.8	%(g)
3.45	(f)	578,376	0.39		0.54	1 .80		8 .8
16.92	(f)	552,609	0.49		0.55	1 .97		32 .0
15.51	(f)	465,050	0.58		0.63	2 .54		15 .7
(35 .27	) (f)	412,169	0.59		–	3.21		7.1
13.50	(f)	579,671	0.64		–	2 .22		15 .1

8.64	(e)	3,747,722	0.04	(g)	–	3.68	(g)	31 .8	(g)
3.76		3,310,509	0.04		–	2.17		8.8
17.51		3,146,852	0.04		–	2 .40		32 .0
16.13		2,628,327	0.09		–	2 .88		15 .7
(35 .03)		1,904,751	0.12		–	3.52		7.1
14.14		2,266,328	0.12		–	2 .65		15 .1

8.08	(e)	63,090	0.92	(g)	–	2.84	(g)	31 .8	(g)
2.93		58,270	0.91		–	1.30		8.8
16.43		58,931	0.92		–	1 .56		32 .0
15.05		50,924	0.97		–	1 .98		15 .7
(35 .55)		35,642	1.00		–	2.51		7.1
13.16		35,530	1.00		–	1 .64		15 .1

8.21	(e)	81,330	0.79	(g)	–	3.02	(g)	31 .8	(g)
3.05		80,491	0.78		–	1.54		8.8
16.54		107,791	0.79		–	1 .70		32 .0
15.34		94,161	0.84		–	2 .19		15 .7
(35 .51)		78,445	0.87		–	2.84		7.1
13.29		107,765	0.87		–	2 .02		15 .1

8.25	(e)	250,929	0.61	(g)	–	3.13	(g)	31 .8	(g)
3.32		227,897	0.60		–	1.58		8.8
16.70		234,218	0.61		–	1 .91		32 .0
15.53		212,779	0.66		–	2 .33		15 .7
(35 .38)		159,254	0.69		–	2.95		7.1
13.53		175,110	0.69		–	2 .09		15 .1

8.37	(e)	243,358	0.42	(g)	–	3.32	(g)	31 .8	(g)
3.44		227,971	0.41		–	1.77		8.8
16.97		216,623	0.42		–	2 .00		32 .0
15.73		167,470	0.47		–	2 .41		15 .7
(35 .25)		110,340	0.50		–	3.06		7.1
13.71		121,196	0.50		–	2 .21		15 .1

8.38	(e)	359,811	0.30	(g)	–	3.52	(g)	31 .8	(g)
3.61		341,102	0.29		–	2.05		8.8
17.14		365,913	0.30		–	2 .25		32 .0
15.84		356,589	0.35		–	2 .63		15 .7
(35 .16)		267,795	0.38		–	3.24		7.1
13.83		299,458	0.38		–	2 .26		15 .1

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2012.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.

See accompanying footnotes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized	Total	Dividends	Distributions	Total
		Value,	Investment	and Unrealized	From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2025 FUND
Institutional shares
2012	(c)	$9 .47	$0.18	$0 .65	$0 .83	($0 .22)	($0 .04)	($0 .26)	$10.04
2011		9.45	0 .17	0 .18	0 .35	(0 .19)	(0.14)	(0 .33)	9 .47
2010		8.20	0 .17	1 .27	1 .44	(0 .19)	–	(0 .19)	9 .45
2009		7.27	0 .09	0 .98	1 .07	(0 .14)	–	(0 .14)	8 .20
2008	(g)	10 .00	0 .07	(2 .80)	(2 .73)	–	–	–	7.27
R-1 shares
2012	(c)	9.30	0 .14	0 .64	0 .78	(0 .14)	(0 .04)	(0 .18)	9 .90
2011		9.30	0 .10	0 .16	0 .26	(0 .12)	(0.14)	(0 .26)	9 .30
2010		8.10	0 .10	1 .24	1 .34	(0 .14)	–	(0 .14)	9 .30
2009		7.22	0 .06	0 .94	1 .00	(0 .12)	–	(0 .12)	8 .10
2008	(g)	10 .00	0 .02	(2 .80)	(2 .78)	–	–	–	7.22
R-2 shares
2012	(c)	9.32	0 .16	0 .62	0 .78	(0 .15)	(0 .04)	(0 .19)	9 .91
2011		9.31	0 .10	0 .18	0 .28	(0 .13)	(0.14)	(0 .27)	9 .32
2010		8.11	0 .11	1 .24	1 .35	(0 .15)	–	(0 .15)	9 .31
2009		7.23	0 .08	0 .94	1 .02	(0 .14)	–	(0 .14)	8 .11
2008	(g)	10 .00	0 .03	(2 .80)	(2 .77)	–	–	–	7.23
R-3 shares
2012	(c)	9.35	0 .15	0 .63	0 .78	(0 .17)	(0 .04)	(0 .21)	9 .92
2011		9.34	0 .12	0 .18	0 .30	(0 .15)	(0.14)	(0 .29)	9 .35
2010		8.13	0 .12	1 .25	1 .37	(0 .16)	–	(0 .16)	9 .34
2009		7.23	0 .10	0 .93	1 .03	(0 .13)	–	(0 .13)	8 .13
2008	(g)	10 .00	0 .04	(2 .81)	(2 .77)	–	–	–	7.23
R-4 shares
2012	(c)	9.40	0 .18	0 .61	0 .79	(0 .18)	(0 .04)	(0 .22)	9 .97
2011		9.39	0 .14	0 .17	0 .31	(0 .16)	(0.14)	(0 .30)	9 .40
2010		8.16	0 .13	1 .27	1 .40	(0 .17)	–	(0 .17)	9 .39
2009		7.25	0 .09	0 .96	1 .05	(0 .14)	–	(0 .14)	8 .16
2008	(g)	10 .00	0 .05	(2 .80)	(2 .75)	–	–	–	7.25
R-5 shares
2012	(c)	9.43	0 .16	0 .64	0 .80	(0 .19)	(0 .04)	(0 .23)	10 .00
2011		9.41	0 .16	0 .17	0 .33	(0 .17)	(0.14)	(0 .31)	9 .43
2010		8.18	0 .16	1 .24	1 .40	(0 .17)	–	(0 .17)	9 .41
2009		7.26	0 .13	0 .92	1 .05	(0 .13)	–	(0 .13)	8 .18
2008	(g)	10 .00	0 .06	(2 .80)	(2 .74)	–	–	–	7.26

See accompanying notes.

							FINANCIAL HIGHLIGHTS (Continued)
							PRINCIPAL FUNDS, INC. (unaudited)

					Ratio of Net
		Net Assets,			Investment
		End of	Ratio of Expenses		Income to		Portfolio
		Period (in	to Average Net		Average Net		Turnover
Total Return		thousands)	Assets(b)		Assets		Rate

8 .96	%(d)	$664,265	0 .04%(e),(f)		3 .80	%(e)	27.3	%(e)
3.72		528,466	0.04	(f)	1.80		12 .7
17.77		401,632	0.05	(f)	1.94		25 .2
15.14		233,404	0.10	(f)	1.30		8 .5
(27.30	) (d)	26,413	0.17 (e)	,(f)	1.20	(e)	21 .3	(e)

8.50	(d)	17,109	0.92	(e)	3.01	(e)	27 .3	(e)
2.81		15,335	0.92		1.10		12 .7
16.74		14,338	0.92	(f)	1.16		25 .2
14.22		8,486	0.96	(f)	0.87		8 .5
(27.80	) (d)	1,871	1.05 (e)	,(f)	0.35	(e)	21 .3	(e)

8.49	(d)	15,070	0.79	(e)	3.32	(e)	27 .3	(e)
3.02		15,375	0.79		1.07		12 .7
16.79		11,582	0.79	(f)	1.23		25 .2
14.41		6,788	0.83	(f)	1.07		8 .5
(27.70	) (d)	1,000	0.92 (e)	,(f)	0.65	(e)	21 .3	(e)

8.53	(d)	83,159	0.61	(e)	3.15	(e)	27 .3	(e)
3.22		62,421	0.61		1.27		12 .7
16.98		47,011	0.61	(f)	1.41		25 .2
14.60		23,811	0.65	(f)	1.35		8 .5
(27.70	) (d)	8,787	0.74 (e)	,(f)	0.67	(e)	21 .3	(e)

8.64	(d)	50,954	0.42	(e)	3.70	(e)	27 .3	(e)
3.33		53,261	0.42		1.49		12 .7
17.31		42,079	0.42	(f)	1.55		25 .2
14.77		23,462	0.46	(f)	1.25		8 .5
(27.50	) (d)	5,224	0.55 (e)	,(f)	0.80	(e)	21 .3	(e)

8.74	(d)	74,177	0.30	(e)	3.40	(e)	27 .3	(e)
3.53		56,588	0.30		1.69		12 .7
17.36		47,050	0.30	(f)	1.87		25 .2
14.86		31,597	0.34	(f)	1.87		8 .5
(27.40	) (d)	14,713	0.43 (e)	,(f)	0.90	(e)	21 .3	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Six months ended April 30, 2012.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Period from February 29, 2008, date operations commenced, through October 31, 2008.

See accompanying footnotes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized	Total	Dividends	Distributions	Total
		Value,	Investment	and Unrealized	From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2030 FUND
Class J shares
2012	(d)	$11 .43	$0.20	$0 .80	$1 .00	($0 .22)	$–	($0 .22)	$12.21
2011		11.23	0 .17	0 .21	0 .38	(0 .18)	–	(0 .18)	11 .43
2010		9.75	0 .18	1 .51	1 .69	(0 .21)	–	(0 .21)	11 .23
2009		9.03	0 .18	1 .08	1 .26	(0 .18)	(0 .36)	(0 .54)	9.75
2008		15.21	0 .37	(5 .86)	(5 .49)	(0 .37)	(0 .32)	(0 .69)	9.03
2007		13.55	0 .27	1 .78	2 .05	(0 .29)	(0 .10)	(0 .39)	15 .21
Institutional shares
2012	(d)	11.47	0 .22	0 .80	1 .02	(0 .26)	–	(0 .26)	12 .23
2011		11.28	0 .22	0 .20	0 .42	(0 .23)	–	(0 .23)	11 .47
2010		9.78	0 .23	1 .52	1 .75	(0 .25)	–	(0 .25)	11 .28
2009		9.07	0 .22	1 .09	1 .31	(0 .24)	(0 .36)	(0 .60)	9.78
2008		15.27	0 .40	(5 .84)	(5 .44)	(0 .44)	(0 .32)	(0 .76)	9.07
2007		13.62	0 .32	1 .81	2 .13	(0 .38)	(0 .10)	(0 .48)	15 .27
R-1 shares
2012	(d)	11.35	0 .17	0 .79	0 .96	(0 .16)	–	(0 .16)	12 .15
2011		11.16	0 .12	0 .20	0 .32	(0 .13)	–	(0 .13)	11 .35
2010		9.70	0 .14	1 .50	1 .64	(0 .18)	–	(0 .18)	11 .16
2009		8.99	0 .14	1 .09	1 .23	(0 .16)	(0 .36)	(0 .52)	9.70
2008		15.15	0 .28	(5 .80)	(5 .52)	(0 .32)	(0 .32)	(0 .64)	8.99
2007		13.51	0 .18	1 .81	1 .99	(0 .25)	(0 .10)	(0 .35)	15 .15
R-2 shares
2012	(d)	11.36	0 .18	0 .79	0 .97	(0 .17)	–	(0 .17)	12 .16
2011		11.17	0 .14	0 .19	0 .33	(0 .14)	–	(0 .14)	11 .36
2010		9.70	0 .16	1 .50	1 .66	(0 .19)	–	(0 .19)	11 .17
2009		8.97	0 .15	1 .10	1 .25	(0 .16)	(0 .36)	(0 .52)	9.70
2008		15.13	0 .33	(5 .83)	(5 .50)	(0 .34)	(0 .32)	(0 .66)	8.97
2007		13.49	0 .23	1 .78	2 .01	(0 .27)	(0 .10)	(0 .37)	15 .13
R-3 shares
2012	(d)	11.41	0 .19	0 .78	0 .97	(0 .19)	–	(0 .19)	12 .19
2011		11.21	0 .15	0 .21	0 .36	(0 .16)	–	(0 .16)	11 .41
2010		9.74	0 .18	1 .49	1 .67	(0 .20)	–	(0 .20)	11 .21
2009		9.02	0 .17	1 .09	1 .26	(0 .18)	(0 .36)	(0 .54)	9.74
2008		15.20	0 .33	(5 .83)	(5 .50)	(0 .36)	(0 .32)	(0 .68)	9.02
2007		13.55	0 .24	1 .81	2 .05	(0 .30)	(0 .10)	(0 .40)	15 .20
R-4 shares
2012	(d)	11.69	0 .21	0 .81	1 .02	(0 .22)	–	(0 .22)	12 .49
2011		11.49	0 .18	0 .20	0 .38	(0 .18)	–	(0 .18)	11 .69
2010		9.97	0 .19	1 .55	1 .74	(0 .22)	–	(0 .22)	11 .49
2009		9.22	0 .18	1 .13	1 .31	(0 .20)	(0 .36)	(0 .56)	9.97
2008		15.52	0 .36	(5 .95)	(5 .59)	(0 .39)	(0 .32)	(0 .71)	9.22
2007		13.83	0 .28	1 .83	2 .11	(0 .32)	(0 .10)	(0 .42)	15 .52
R-5 shares
2012	(d)	11.45	0 .21	0 .79	1 .00	(0 .23)	–	(0 .23)	12 .22
2011		11.26	0 .21	0 .18	0 .39	(0 .20)	–	(0 .20)	11 .45
2010		9.77	0 .21	1 .51	1 .72	(0 .23)	–	(0 .23)	11 .26
2009		9.05	0 .19	1 .10	1 .29	(0 .21)	(0 .36)	(0 .57)	9.77
2008		15.25	0 .37	(5 .85)	(5 .48)	(0 .40)	(0 .32)	(0 .72)	9.05
2007		13.59	0 .27	1 .83	2 .10	(0 .34)	(0 .10)	(0 .44)	15 .25

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
						PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
		Net Assets,	Ratio of		Ratio of Gross	Investment
		End of	Expenses to		Expenses to	Income to		Portfolio
		Period (in	Average Net		Average Net	Average Net		Turnover
Total Return		thousands)	Assets(b)		Assets(b),(c)	Assets		Rate

8 .95%(e),(f)		$639,768	0 .40	%(g)	0 .59%(g)	3 .46	%(g)	28.2	%(g)
3.34	(f)	566,181	0.41		0.56	1 .47		10 .7
17.53	(f)	515,947	0.51		0.58	1 .74		32 .1
15.32	(f)	410,442	0.61		0.66	2 .17		9 .5
(37 .71	) (f)	344,061	0.62		–	2.92		6.6
15.50	(f)	473,037	0.66		–	1 .88		15 .5

9.16	(e)	3,436,859	0.04	(g)	–	3.82	(g)	28 .2	(g)
3.66		3,001,123	0.04		–	1 .87		10 .7
18.17		2,804,667	0.04		–	2 .23		32 .1
15.88		2,333,820	0.09		–	2.55		9.5
(37 .35)		1,659,024	0.13		–	3.23		6.6
16.05		1,953,928	0.12		–	2 .27		15 .5

8.58	(e)	55,037	0.92	(g)	–	2.98	(g)	28 .2	(g)
2.85		50,502	0.91		–	1 .00		10 .7
17.11		50,109	0.92		–	1 .34		32 .1
14.91		41,365	0.97		–	1.66		9.5
(37 .94)		27,323	1.01		–	2.25		6.6
15.07		28,841	1.00		–	1 .24		15 .5

8.65	(e)	82,203	0.79	(g)	–	3.14	(g)	28 .2	(g)
2.94		79,776	0.78		–	1 .22		10 .7
17.27		99,779	0.79		–	1 .52		32 .1
15.16		88,072	0.84		–	1.83		9.5
(37 .91)		67,038	0.88		–	2.67		6.6
15.25		98,270	0.87		–	1 .64		15 .5

8.71	(e)	221,770	0.61	(g)	–	3.31	(g)	28 .2	(g)
3.21		208,383	0.60		–	1 .30		10 .7
17.40		222,202	0.61		–	1 .73		32 .1
15.32		193,474	0.66		–	2.00		9.5
(37 .75)		141,078	0.70		–	2.69		6.6
15.45		161,519	0.69		–	1 .70		15 .5

8.90	(e)	218,356	0.42	(g)	–	3.49	(g)	28 .2	(g)
3.33		199,240	0.41		–	1 .50		10 .7
17.67		194,301	0.42		–	1 .83		32 .1
15.52		153,804	0.47		–	2.10		9.5
(37 .64)		103,030	0.51		–	2.82		6.6
15.65		117,390	0.50		–	1 .95		15 .5

8.95	(e)	323,253	0.30	(g)	–	3.64	(g)	28 .2	(g)
3.42		305,169	0.29		–	1 .78		10 .7
17.85		337,439	0.30		–	2 .06		32 .1
15.68		316,224	0.35		–	2.23		9.5
(37 .57)		213,626	0.39		–	2.99		6.6
15.85		234,264	0.38		–	1 .91		15 .5

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2012.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.

See accompanying footnotes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized	Total	Dividends	Distributions	Total
		Value,	Investment	and Unrealized	From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2035 FUND
Institutional shares
2012	(c)	$9 .33	$0 .17	$0 .69	$0 .86	($0 .20)	($0 .03)	($0 .23)	$9 .96
2011		9.32	0 .16	0 .17	0 .33	(0 .16)	(0.16)	(0 .32)	9 .33
2010		8.05	0 .15	1 .29	1 .44	(0 .17)	–	(0 .17)	9 .32
2009		7.13	0 .07	0 .99	1 .06	(0 .14)	–	(0 .14)	8 .05
2008	(g)	10 .00	0 .04	(2 .91)	(2 .87)	–	–	–	7.13
R-1 shares
2012	(c)	9.18	0 .13	0 .68	0 .81	(0 .12)	(0 .03)	(0 .15)	9 .84
2011		9.18	0 .08	0 .17	0 .25	(0 .09)	(0.16)	(0 .25)	9 .18
2010		7.96	0 .08	1 .26	1 .34	(0 .12)	–	(0 .12)	9 .18
2009		7.10	0 .04	0 .94	0 .98	(0 .12)	–	(0 .12)	7 .96
2008	(g)	10 .00	(0 .01)	(2 .89)	(2 .90)	–	–	–	7.10
R-2 shares
2012	(c)	9.19	0 .14	0 .67	0 .81	(0 .13)	(0 .03)	(0 .16)	9 .84
2011		9.18	0 .08	0 .19	0 .27	(0 .10)	(0.16)	(0 .26)	9 .19
2010		7.96	0 .09	1 .26	1 .35	(0 .13)	–	(0 .13)	9 .18
2009		7.10	0 .03	0 .96	0 .99	(0 .13)	–	(0 .13)	7 .96
2008	(g)	10 .00	0 .01	(2 .91)	(2 .90)	–	–	–	7.10
R-3 shares
2012	(c)	9.23	0 .14	0 .68	0 .82	(0 .15)	(0 .03)	(0 .18)	9 .87
2011		9.23	0 .10	0 .18	0 .28	(0 .12)	(0.16)	(0 .28)	9 .23
2010		7.99	0 .11	1 .27	1 .38	(0 .14)	–	(0 .14)	9 .23
2009		7.10	0 .08	0 .93	1 .01	(0 .12)	–	(0 .12)	7 .99
2008	(g)	10 .00	0 .01	(2 .91)	(2 .90)	–	–	–	7.10
R-4 shares
2012	(c)	9.27	0 .16	0 .67	0 .83	(0 .16)	(0 .03)	(0 .19)	9 .91
2011		9.26	0 .13	0 .17	0 .30	(0 .13)	(0.16)	(0 .29)	9 .27
2010		8.02	0 .11	1 .27	1 .38	(0 .14)	–	(0 .14)	9 .26
2009		7.12	0 .09	0 .94	1 .03	(0 .13)	–	(0 .13)	8 .02
2008	(g)	10 .00	0 .02	(2 .90)	(2 .88)	–	–	–	7.12
R-5 shares
2012	(c)	9.30	0 .15	0 .70	0 .85	(0 .18)	(0 .03)	(0 .21)	9 .94
2011		9.29	0 .14	0 .17	0 .31	(0 .14)	(0.16)	(0 .30)	9 .30
2010		8.04	0 .14	1 .26	1 .40	(0 .15)	–	(0 .15)	9 .29
2009		7.13	0 .11	0 .93	1 .04	(0 .13)	–	(0 .13)	8 .04
2008	(g)	10 .00	0 .03	(2 .90)	(2 .87)	–	–	–	7.13

See accompanying notes.

							FINANCIAL HIGHLIGHTS (Continued)
							PRINCIPAL FUNDS, INC. (unaudited)

					Ratio of Net
		Net Assets,			Investment
		End of	Ratio of Expenses		Income to		Portfolio
		Period (in	to Average Net		Average Net		Turnover
Total Return		thousands)	Assets(b)		Assets		Rate

9 .47	%(d)	$434,698	0 .04%(e),(f)		3 .58	%(e)	10.0	%(e)
3.48		335,624	0.05	(f)	1.62		6 .1
18.04		248,902	0.05	(f)	1.71		25 .0
15.17		143,330	0.10	(f)	0.95		7 .0
(28.70	) (d)	14,703	0.17 (e)	,(f)	0.71	(e)	16 .8	(e)

9.01	(d)	15,367	0.92	(e)	2.71	(e)	10 .0	(e)
2.68		12,855	0.92		0.85		6 .1
16.99		11,246	0.92	(f)	0.89		25 .0
14.10		6,405	0.97	(f)	0.55		7 .0
(29.00	) (d)	1,086	1.05 (e)	,(f)	(0.17	) (e)	16 .8	(e)

8.97	(d)	7,964	0.79	(e)	2.95	(e)	10 .0	(e)
2.89		7,776	0.79		0.89		6 .1
17.10		6,266	0.79	(f)	1.03		25 .0
14.23		3,378	0.84	(f)	0.46		7 .0
(29.00	) (d)	555	0.92 (e)	,(f)	0.14	(e)	16 .8	(e)

9.12	(d)	58,104	0.61	(e)	2.99	(e)	10 .0	(e)
2.95		44,844	0.61		1.09		6 .1
17.37		34,593	0.61	(f)	1.23		25 .0
14.61		19,038	0.66	(f)	1.20		7 .0
(29.00	) (d)	7,368	0.74 (e)	,(f)	0.17	(e)	16 .8	(e)

9.25	(d)	32,819	0.42	(e)	3.50	(e)	10 .0	(e)
3.20		36,070	0.42		1.32		6 .1
17.43		29,669	0.42	(f)	1.28		25 .0
14.77		15,202	0.47	(f)	1.27		7 .0
(28.80	) (d)	5,606	0.55 (e)	,(f)	0.30	(e)	16 .8	(e)

9.36	(d)	44,970	0.30	(e)	3.22	(e)	10 .0	(e)
3.29		35,360	0.30		1.44		6 .1
17.62		26,306	0.30	(f)	1.63		25 .0
14.91		17,760	0.35	(f)	1.49		7 .0
(28.70	) (d)	6,829	0.43 (e)	,(f)	0.40	(e)	16 .8	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Six months ended April 30, 2012.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Period from February 29, 2008, date operations commenced, through October 31, 2008.

See accompanying footnotes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized	Total	Dividends	Distributions	Total
		Value,	Investment	and Unrealized	From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2040 FUND
Class J shares
2012	(d)	$11 .49	$0.18	$0 .88	$1 .06	($0 .20)	$–	($0 .20)	$12.35
2011		11.29	0 .15	0 .20	0 .35	(0 .15)	–	(0 .15)	11 .49
2010		9.76	0 .15	1 .56	1 .71	(0 .18)	–	(0 .18)	11 .29
2009		9.03	0 .15	1 .07	1 .22	(0 .15)	(0 .34)	(0 .49)	9.76
2008		15.61	0 .33	(6 .24)	(5 .91)	(0 .36)	(0 .31)	(0 .67)	9.03
2007		13.72	0 .23	2 .04	2 .27	(0 .28)	(0 .10)	(0 .38)	15 .61
Institutional shares
2012	(d)	11.57	0 .21	0 .87	1 .08	(0 .24)	–	(0 .24)	12 .41
2011		11.37	0 .20	0 .20	0 .40	(0 .20)	–	(0 .20)	11 .57
2010		9.82	0 .21	1 .56	1 .77	(0 .22)	–	(0 .22)	11 .37
2009		9.09	0 .19	1 .09	1 .28	(0 .21)	(0 .34)	(0 .55)	9.82
2008		15.73	0 .38	(6 .27)	(5 .89)	(0 .44)	(0 .31)	(0 .75)	9.09
2007		13.83	0 .29	2 .07	2 .36	(0 .36)	(0 .10)	(0 .46)	15 .73
R-1 shares
2012	(d)	11.42	0 .16	0 .87	1 .03	(0 .14)	–	(0 .14)	12 .31
2011		11.24	0 .10	0 .18	0 .28	(0 .10)	–	(0 .10)	11 .42
2010		9.73	0 .12	1 .54	1 .66	(0 .15)	–	(0 .15)	11 .24
2009		9.01	0 .11	1 .08	1 .19	(0 .13)	(0 .34)	(0 .47)	9.73
2008		15.59	0 .25	(6 .20)	(5 .95)	(0 .32)	(0 .31)	(0 .63)	9.01
2007		13.70	0 .13	2 .10	2 .23	(0 .24)	(0 .10)	(0 .34)	15 .59
R-2 shares
2012	(d)	11.43	0 .17	0 .87	1 .04	(0 .15)	–	(0 .15)	12 .32
2011		11.24	0 .12	0 .18	0 .30	(0 .11)	–	(0 .11)	11 .43
2010		9.73	0 .14	1 .53	1 .67	(0 .16)	–	(0 .16)	11 .24
2009		8.99	0 .13	1 .08	1 .21	(0 .13)	(0 .34)	(0 .47)	9.73
2008		15.56	0 .31	(6 .24)	(5 .93)	(0 .33)	(0 .31)	(0 .64)	8.99
2007		13.68	0 .20	2 .04	2 .24	(0 .26)	(0 .10)	(0 .36)	15 .56
R-3 shares
2012	(d)	11.44	0 .18	0 .86	1 .04	(0 .17)	–	(0 .17)	12 .31
2011		11.24	0 .13	0 .20	0 .33	(0 .13)	–	(0 .13)	11 .44
2010		9.73	0 .15	1 .54	1 .69	(0 .18)	–	(0 .18)	11 .24
2009		9.01	0 .14	1 .08	1 .22	(0 .16)	(0 .34)	(0 .50)	9.73
2008		15.59	0 .31	(6 .22)	(5 .91)	(0 .36)	(0 .31)	(0 .67)	9.01
2007		13.70	0 .20	2 .07	2 .27	(0 .28)	(0 .10)	(0 .38)	15 .59
R-4 shares
2012	(d)	11.46	0 .19	0 .86	1 .05	(0 .20)	–	(0 .20)	12 .31
2011		11.27	0 .15	0 .20	0 .35	(0 .16)	–	(0 .16)	11 .46
2010		9.74	0 .17	1 .55	1 .72	(0 .19)	–	(0 .19)	11 .27
2009		9.02	0 .14	1 .09	1 .23	(0 .17)	(0 .34)	(0 .51)	9.74
2008		15.61	0 .30	(6 .19)	(5 .89)	(0 .39)	(0 .31)	(0 .70)	9.02
2007		13.72	0 .20	2 .10	2 .30	(0 .31)	(0 .10)	(0 .41)	15 .61
R-5 shares
2012	(d)	11.52	0 .20	0 .86	1 .06	(0 .21)	–	(0 .21)	12 .37
2011		11.32	0 .20	0 .17	0 .37	(0 .17)	–	(0 .17)	11 .52
2010		9.79	0 .18	1 .55	1 .73	(0 .20)	–	(0 .20)	11 .32
2009		9.06	0 .16	1 .09	1 .25	(0 .18)	(0 .34)	(0 .52)	9.79
2008		15.68	0 .36	(6 .27)	(5 .91)	(0 .40)	(0 .31)	(0 .71)	9.06
2007		13.78	0 .24	2 .09	2 .33	(0 .33)	(0 .10)	(0 .43)	15 .68

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
						PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
		Net Assets,	Ratio of		Ratio of Gross	Investment
		End of	Expenses to		Expenses to	Income to		Portfolio
		Period (in	Average Net		Average Net	Average Net		Turnover
Total Return		thousands)	Assets(b)		Assets(b),(c)	Assets		Rate

9 .38%(e),(f)		$334,489	0 .46%(g)		0 .65%(g)	3 .12%(g)		9.9%(g)
3.03	(f)	286,387	0.46		0.60	1 .23		12 .6
17.64	(f)	246,236	0.56		0.63	1 .46		31 .4
14.73	(f)	186,499	0.66		0.71	1 .82		5 .8
(39 .42	) (f)	152,176	0.69		–	2.58		6.0
16.86	(f)	194,722	0.70		–	1 .59		16 .5

9.59	(e)	2,143,155	0.04	(g)	–	3.56	(g)	9.9	(g)
3.46		1,851,739	0.04		–	1 .69		12 .6
18.27		1,716,164	0.04		–	2 .02		31 .4
15.45		1,387,751	0.09		–	2.20		5.8
(39 .15)		921,180	0.13		–	3.00		6.0
17.54		1,039,113	0.12		–	1 .96		16 .5

9.14	(e)	38,777	0.92	(g)	–	2.68	(g)	9.9	(g)
2.51		33,918	0.91		–	0 .81		12 .6
17.26		32,593	0.92		–	1 .12		31 .4
14.41		25,814	0.97		–	1.28		5.8
(39 .66)		15,457	1.01		–	1.99		6.0
16.58		15,053	1.00		–	0 .89		16 .5

9.21	(e)	49,054	0.79	(g)	–	2.84	(g)	9.9	(g)
2.68		45,698	0.78		–	1 .02		12 .6
17.33		55,281	0.79		–	1 .31		31 .4
14.65		46,331	0.84		–	1.48		5.8
(39 .59)		32,121	0.88		–	2.44		6.0
16.68		44,449	0.87		–	1 .39		16 .5

9.30	(e)	133,724	0.61	(g)	–	3.04	(g)	9.9	(g)
2.94		122,973	0.60		–	1 .10		12 .6
17.50		125,392	0.61		–	1 .47		31 .4
14.77		104,315	0.66		–	1.64		5.8
(39 .47)		69,607	0.70		–	2.49		6.0
16.95		75,682	0.69		–	1 .39		16 .5

9.34	(e)	123,076	0.42	(g)	–	3.23	(g)	9.9	(g)
3.06		111,132	0.41		–	1 .29		12 .6
17.87		101,237	0.42		–	1 .67		31 .4
14.98		86,178	0.47		–	1.69		5.8
(39 .37)		49,106	0.51		–	2.41		6.0
17.14		46,791	0.50		–	1 .40		16 .5

9.42	(e)	192,441	0.30	(g)	–	3.36	(g)	9.9	(g)
3.24		177,248	0.29		–	1 .68		12 .6
17.89		200,260	0.30		–	1 .74		31 .4
15.16		165,669	0.35		–	1.85		5.8
(39 .31)		99,181	0.39		–	2.80		6.0
17.29		108,005	0.38		–	1 .63		16 .5

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2012.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.

See accompanying footnotes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2045 FUND
Institutional shares
2012	(c)	$9 .26	$0 .16	$0 .71	$0 .87	($0 .18)	($0 .03)	($0 .21)	$9 .92
2011		9.23	0 .14	0 .19	0 .33	( 0 .14)	(0.16)	( 0 .30)	9 .26
2010		7.95	0 .13	1 .30	1 .43	( 0 .15)	–	( 0 .15)	9 .23
2009		7.04	0 .05	0 .99	1 .04	( 0 .13)	–	( 0 .13)	7 .95
2008	(g)	10.00	0 .02	( 2 .98)	( 2 .96)	–	–	–	7.04
R-1 shares
2012	(c)	9.04	0 .11	0 .71	0 .82	( 0 .11)	(0.03)	( 0 .14)	9 .72
2011		9.05	0 .06	0 .17	0 .23	( 0 .08)	(0.16)	( 0 .24)	9 .04
2010		7.82	0 .05	1 .29	1 .34	( 0 .11)	–	( 0 .11)	9 .05
2009		6.97	0 .01	0 .96	0 .97	( 0 .12)	–	( 0 .12)	7 .82
2008	(g)	10.00	( 0 .03)	( 3 .00)	( 3 .03)	–	–	–	6.97
R-2 shares
2012	(c)	9.06	0 .12	0 .71	0 .83	( 0 .12)	(0.03)	( 0 .15)	9 .74
2011		9.06	0 .07	0 .18	0 .25	( 0 .09)	(0.16)	( 0 .25)	9 .06
2010		7.83	0 .07	1 .28	1 .35	( 0 .12)	–	( 0 .12)	9 .06
2009		6.98	0 .03	0 .95	0 .98	( 0 .13)	–	( 0 .13)	7 .83
2008	(g)	10.00	( 0 .02)	( 3 .00)	( 3 .02)	–	–	–	6.98
R-3 shares
2012	(c)	9.11	0 .13	0 .71	0 .84	( 0 .14)	(0.03)	( 0 .17)	9 .78
2011		9.10	0 .09	0 .18	0 .27	( 0 .10)	(0.16)	( 0 .26)	9 .11
2010		7.85	0 .10	1 .27	1 .37	( 0 .12)	–	( 0 .12)	9 .10
2009		6.99	0 .08	0 .90	0 .98	( 0 .12)	–	( 0 .12)	7 .85
2008	(g)	10.00	( 0 .01)	( 3 .00)	( 3 .01)	–	–	–	6.99
R-4 shares
2012	(c)	9.15	0 .15	0 .70	0 .85	( 0 .15)	(0.03)	( 0 .18)	9 .82
2011		9.14	0 .11	0 .18	0 .29	( 0 .12)	(0.16)	( 0 .28)	9 .15
2010		7.88	0 .09	1 .30	1 .39	( 0 .13)	–	( 0 .13)	9 .14
2009		7.00	0 .08	0 .92	1 .00	( 0 .12)	–	( 0 .12)	7 .88
2008	(g)	10.00	–	( 3 .00)	( 3 .00)	–	–	–	7.00
R-5 shares
2012	(c)	9.17	0 .14	0 .72	0 .86	( 0 .16)	(0.03)	( 0 .19)	9 .84
2011		9.16	0 .12	0 .18	0 .30	( 0 .13)	(0.16)	( 0 .29)	9 .17
2010		7.90	0 .12	1 .28	1 .40	( 0 .14)	–	( 0 .14)	9 .16
2009		7.01	0 .07	0 .95	1 .02	( 0 .13)	–	( 0 .13)	7 .90
2008	(g)	10.00	–	( 2 .99)	( 2 .99)	–	–	–	7.01

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

					Ratio of Net
		Net Assets, End of	Ratio of Expenses		Investment Income
		Period (in	to Average Net		to Average Net		Portfolio
Total Return		thousands)	Assets(b)		Assets		Turnover Rate

9.72	%(d)	$210,077	0.05%(e),(f)		3 .36	%(e)	6 .3	%(e)
3.57		154,522	0.06	(f)	1 .48		4 .5
18.22		105,004	0.08	(f)	1 .50		23 .8
15.09		53,836	0.10	(f)	0 .69		4 .8
(29.60	) (d)	4,518	0.17 (e)	,(f)	0 .37	(e)	16 .2	(e)

9.27	(d)	9,131	0.92	(e)	2 .48	(e)	6 .3	(e)
2.53		7,195	0.92	(f)	0 .70		4 .5
17.33		5,821	0.93	(f)	0 .65		23 .8
14.23		2,675	0.97	(f)	0 .18		4 .8
(30.30	) (d)	350	1.05 (e)	,(f)	(0 .50	) (e)	16 .2	(e)

9.41	(d)	5,119	0.79	(e)	2 .68	(e)	6 .3	(e)
2.73		4,130	0.79	(f)	0 .71		4 .5
17.42		2,780	0.80	(f)	0 .79		23 .8
14.32		1,160	0.84	(f)	0 .38		4 .8
(30.20	) (d)	139	0.92 (e)	,(f)	(0 .36	) (e)	16 .2	(e)

9.46	(d)	36,893	0.61	(e)	2 .80	(e)	6 .3	(e)
2.96		28,181	0.61	(f)	0 .96		4 .5
17.64		20,005	0.62	(f)	1 .16		23 .8
14.40		11,557	0.66	(f)	1 .21		4 .8
(30.10	) (d)	4,893	0.74 (e)	,(f)	(0 .13	) (e)	16 .2	(e)

9.56	(d)	16,910	0.42	(e)	3 .16	(e)	6 .3	(e)
3.10		16,819	0.42	(f)	1 .17		4 .5
17.84		12,730	0.43	(f)	1 .08		23 .8
14.68		5,832	0.47	(f)	1 .13		4 .8
(30.00	) (d)	1,991	0.55 (e)	,(f)	(0 .04	) (e)	16 .2	(e)

9.70	(d)	23,767	0.30	(e)	3 .07	(e)	6 .3	(e)
3.19		17,728	0.30	(f)	1 .26		4 .5
17.91		11,045	0.31	(f)	1 .45		23 .8
14.87		6,559	0.35	(f)	0 .95		4 .8
(29.90	) (d)	1,592	0.43 (e)	,(f)	0 .08	(e)	16 .2	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Six months ended April 30, 2012.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Period from February 29, 2008, date operations commenced, through October 31, 2008.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized	Total	Dividends	Distributions	Total
		Value,	Investment	and Unrealized	From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2050 FUND
Class J shares
2012	(d)	$10 .82	$0.15	$0 .87	$1 .02	($0 .16)	$–	($0 .16)	$11.68
2011		10.64	0 .11	0 .18	0 .29	( 0 .11)	–	( 0 .11)	10 .82
2010		9.17	0 .11	1 .50	1 .61	( 0 .14)	–	( 0 .14)	10 .64
2009		8.53	0 .12	1 .00	1 .12	( 0 .12)	(0.36)	( 0 .48)	9 .17
2008		15.04	0 .30	( 6 .11)	( 5 .81)	( 0 .34)	(0.36)	( 0 .70)	8 .53
2007		13.15	0 .20	2 .04	2 .24	( 0 .24)	(0.11)	( 0 .35)	15 .04
Institutional shares
2012	(d)	11.05	0 .19	0 .88	1 .07	( 0 .22)	–	( 0 .22)	11 .90
2011		10.86	0 .18	0 .18	0 .36	( 0 .17)	–	( 0 .17)	11 .05
2010		9.34	0 .18	1 .53	1 .71	( 0 .19)	–	( 0 .19)	10 .86
2009		8.70	0 .16	1 .02	1 .18	( 0 .18)	(0.36)	( 0 .54)	9 .34
2008		15.32	0 .36	( 6 .19)	( 5 .83)	( 0 .43)	(0.36)	( 0 .79)	8 .70
2007		13.39	0 .29	2 .08	2 .37	( 0 .33)	(0.11)	( 0 .44)	15 .32
R-1 shares
2012	(d)	10.91	0 .14	0 .88	1 .02	( 0 .12)	–	( 0 .12)	11 .81
2011		10.74	0 .08	0 .18	0 .26	( 0 .09)	–	( 0 .09)	10 .91
2010		9.26	0 .09	1 .52	1 .61	( 0 .13)	–	( 0 .13)	10 .74
2009		8.62	0 .08	1 .03	1 .11	( 0 .11)	(0.36)	( 0 .47)	9 .26
2008		15.19	0 .21	( 6 .12)	( 5 .91)	( 0 .30)	(0.36)	( 0 .66)	8 .62
2007		13.28	0 .12	2 .11	2 .23	( 0 .21)	(0.11)	( 0 .32)	15 .19
R-2 shares
2012	(d)	10.92	0 .15	0 .88	1 .03	( 0 .13)	–	( 0 .13)	11 .82
2011		10.74	0 .10	0 .17	0 .27	( 0 .09)	–	( 0 .09)	10 .92
2010		9.26	0 .11	1 .50	1 .61	( 0 .13)	–	( 0 .13)	10 .74
2009		8.61	0 .11	1 .01	1 .12	( 0 .11)	(0.36)	( 0 .47)	9 .26
2008		15.17	0 .29	( 6 .17)	( 5 .88)	( 0 .32)	(0.36)	( 0 .68)	8 .61
2007		13.26	0 .20	2 .05	2 .25	( 0 .23)	(0.11)	( 0 .34)	15 .17
R-3 shares
2012	(d)	10.95	0 .16	0 .86	1 .02	( 0 .15)	–	( 0 .15)	11 .82
2011		10.76	0 .11	0 .19	0 .30	( 0 .11)	–	( 0 .11)	10 .95
2010		9.27	0 .13	1 .51	1 .64	( 0 .15)	–	( 0 .15)	10 .76
2009		8.63	0 .12	1 .01	1 .13	( 0 .13)	(0.36)	( 0 .49)	9 .27
2008		15.20	0 .30	( 6 .16)	( 5 .86)	( 0 .35)	(0.36)	( 0 .71)	8 .63
2007		13.29	0 .20	2 .07	2 .27	( 0 .25)	(0.11)	( 0 .36)	15 .20
R-4 shares
2012	(d)	10.99	0 .17	0 .87	1 .04	( 0 .18)	–	( 0 .18)	11 .85
2011		10.80	0 .13	0 .19	0 .32	( 0 .13)	–	( 0 .13)	10 .99
2010		9.30	0 .15	1 .51	1 .66	( 0 .16)	–	( 0 .16)	10 .80
2009		8.66	0 .13	1 .02	1 .15	( 0 .15)	(0.36)	( 0 .51)	9 .30
2008		15.25	0 .29	( 6 .15)	( 5 .86)	( 0 .37)	(0.36)	( 0 .73)	8 .66
2007		13.33	0 .21	2 .10	2 .31	( 0 .28)	(0.11)	( 0 .39)	15 .25
R-5 shares
2012	(d)	11.01	0 .18	0 .88	1 .06	( 0 .19)	–	( 0 .19)	11 .88
2011		10.82	0 .16	0 .18	0 .34	( 0 .15)	–	( 0 .15)	11 .01
2010		9.32	0 .15	1 .52	1 .67	( 0 .17)	–	( 0 .17)	10 .82
2009		8.67	0 .13	1 .04	1 .17	( 0 .16)	(0.36)	( 0 .52)	9 .32
2008		15.28	0 .34	( 6 .20)	( 5 .86)	( 0 .39)	(0.36)	( 0 .75)	8 .67
2007		13.35	0 .20	2 .13	2 .33	( 0 .29)	(0.11)	( 0 .40)	15 .28

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
		Net Assets, End of	Ratio of Expenses		Ratio of Gross	Investment Income
		Period (in	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		thousands)	Assets(b)		Net Assets(b),(c)	Assets		Turnover Rate

9.62%(e),(f)		$80,686	0.58%(g)		0 .77%(g)	2 .79%(g)		5 .8%(g)
2.74	(f)	67,553	0.58		0 .72	0 .98		15 .5
17.69	(f)	54,059	0.68		0 .74	1 .12		30 .1
14.26	(f)	37,434	0.78		0 .83	1 .54		15 .2
(40.35	) (f)	30,460	0.77		–	2.46		6.8
17.39	(f)	42,254	0.75		–	1 .45		21 .2

9.88	(e)	974,613	0.04	(g)	–	3 .37	(g)	5 .8	(g)
3.30		829,516	0.04		–	1 .58		15 .5
18.51		788,351	0.04		–	1 .83		30 .1
14.95		629,384	0.10		–	2 .02		15 .2
(39.96)		415,945	0.13		–	2.95		6.8
18.16		487,265	0.12		–	2 .04		21 .2

9.47	(e)	17,591	0.92	(g)	–	2 .48	(g)	5 .8	(g)
2.38		14,614	0.92		–	0 .67		15 .5
17.49		13,401	0.92		–	0 .90		30 .1
14.01		9,869	0.97		–	1 .03		15 .2
(40.51)		5,320	1.01		–	1.71		6.8
17.10		4,967	1.00		–	0 .87		21 .2

9.53	(e)	22,265	0.79	(g)	–	2 .63	(g)	5 .8	(g)
2.52		20,121	0.79		–	0 .90		15 .5
17.55		24,165	0.79		–	1 .13		30 .1
14.17		20,114	0.84		–	1 .33		15 .2
(40.42)		13,857	0.88		–	2.39		6.8
17.28		19,012	0.87		–	1 .44		21 .2

9.53	(e)	54,875	0.61	(g)	–	2 .83	(g)	5 .8	(g)
2.79		46,829	0.61		–	0 .94		15 .5
17.82		42,918	0.61		–	1 .30		30 .1
14.36		35,212	0.66		–	1 .45		15 .2
(40.30)		22,153	0.70		–	2.44		6.8
17.46		25,931	0.69		–	1 .43		21 .2

9.62	(e)	53,770	0.42	(g)	–	2 .96	(g)	5 .8	(g)
2.96		45,442	0.42		–	1 .15		15 .5
18.05		39,183	0.42		–	1 .50		30 .1
14.55		33,076	0.47		–	1 .56		15 .2
(40.18)		18,841	0.51		–	2.40		6.8
17.71		18,918	0.50		–	1 .52		21 .2

9.81	(e)	82,362	0.30	(g)	–	3 .15	(g)	5 .8	(g)
3.08		72,123	0.30		–	1 .42		15 .5
18.11		71,470	0.30		–	1 .55		30 .1
14.78		58,596	0.35		–	1 .59		15 .2
(40.16)		31,835	0.39		–	2.78		6.8
17.89		36,041	0.38		–	1 .42		21 .2

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2012.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2055 FUND
Institutional shares
2012	(c)	$9 .22	$0 .15	$0 .73	$0 .88	($0 .17)	($0 .04)	($0 .21)	$9 .89
2011		9.21	0 .13	0 .14	0 .27	( 0 .13)	(0.13)	( 0 .26)	9 .22
2010		7.93	0 .12	1 .31	1 .43	( 0 .15)	–	( 0 .15)	9 .21
2009		6.99	0 .06	1 .00	1 .06	( 0 .12)	–	( 0 .12)	7 .93
2008	(g)	10.00	0 .02	( 3 .03)	( 3 .01)	–	–	–	6.99
R-1 shares
2012	(c)	9.01	0 .11	0 .73	0 .84	( 0 .11)	(0.04)	( 0 .15)	9 .70
2011		9.02	0 .04	0 .15	0 .19	( 0 .07)	(0.13)	( 0 .20)	9 .01
2010		7.80	0 .06	1 .27	1 .33	( 0 .11)	–	( 0 .11)	9 .02
2009		6.95	0 .02	0 .95	0 .97	( 0 .12)	–	( 0 .12)	7 .80
2008	(g)	10.00	( 0 .03)	( 3 .02)	( 3 .05)	–	–	–	6.95
R-2 shares
2012	(c)	9.02	0 .11	0 .73	0 .84	( 0 .10)	(0.04)	( 0 .14)	9 .72
2011		9.05	0 .07	0 .13	0 .20	( 0 .10)	(0.13)	( 0 .23)	9 .02
2010		7.82	0 .02	1 .33	1 .35	( 0 .12)	–	( 0 .12)	9 .05
2009		6.95	0 .03	0 .96	0 .99	( 0 .12)	–	( 0 .12)	7 .82
2008	(g)	10.00	( 0 .03)	( 3 .02)	( 3 .05)	–	–	–	6.95
R-3 shares
2012	(c)	9.08	0 .11	0 .74	0 .85	( 0 .13)	(0.04)	( 0 .17)	9 .76
2011		9.09	0 .08	0 .13	0 .21	( 0 .09)	(0.13)	( 0 .22)	9 .08
2010		7.85	0 .09	1 .28	1 .37	( 0 .13)	–	( 0 .13)	9 .09
2009		6.96	0 .02	0 .99	1 .01	( 0 .12)	–	( 0 .12)	7 .85
2008	(g)	10.00	( 0 .02)	( 3 .02)	( 3 .04)	–	–	–	6.96
R-4 shares
2012	(c)	9.12	0 .13	0 .73	0 .86	( 0 .14)	(0.04)	( 0 .18)	9 .80
2011		9.12	0 .09	0 .15	0 .24	( 0 .11)	(0.13)	( 0 .24)	9 .12
2010		7.88	0 .09	1 .29	1 .38	( 0 .14)	–	( 0 .14)	9 .12
2009		6.97	0 .02	1 .01	1 .03	( 0 .12)	–	( 0 .12)	7 .88
2008	(g)	10.00	( 0 .01)	( 3 .02)	( 3 .03)	–	–	–	6.97
R-5 shares
2012	(c)	9.15	0 .13	0 .73	0 .86	( 0 .15)	(0.04)	( 0 .19)	9 .82
2011		9.14	0 .11	0 .15	0 .26	( 0 .12)	(0.13)	( 0 .25)	9 .15
2010		7.89	0 .11	1 .28	1 .39	( 0 .14)	–	( 0 .14)	9 .14
2009		6.98	0 .09	0 .94	1 .03	( 0 .12)	–	( 0 .12)	7 .89
2008	(g)	10.00	–	( 3 .02)	( 3 .02)	–	–	–	6.98

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

					Ratio of Net
		Net Assets, End			Investment Income
		of Period (in	Ratio of Expenses to		to Average Net		Portfolio
Total Return		thousands)	Average Net Assets(b)		Assets		Turnover Rate

9.82	%(d)	$40,176	0.08%(e),(f)		3 .11	%(e)	11 .2	%(e)
2.97		26,746	0.08	(f)	1 .35		22 .5
18.18		17,421	0.08	(f)	1 .35		44 .0
15.43		8,036	0.08	(f)	0 .78		34 .0
(30.10	) (d)	937	0.17 (e)	,(f)	0 .28	(e)	194 .7	(e)

9.46	(d)	1,108	0.95 (e)	,(f)	2 .38	(e)	11 .2	(e)
2.06		868	0.96	(f)	0 .48		22 .5
17.22		532	0.96	(f)	0 .76		44 .0
14.21		382	0.80	(f)	0 .29		34 .0
(30.50	) (d)	70	1.05 (e)	,(f)	(0 .54	) (e)	194 .7	(e)

9.42	(d)	518	0.82 (e)	,(f)	2 .29	(e)	11 .2	(e)
2.16		345	0.83	(f)	0 .70		22 .5
17.38		398	0.83	(f)	0 .26		44 .0
14.50		71	0.70	(f)	0 .42		34 .0
(30.50	) (d)	14	0.92 (e)	,(f)	(0 .49	) (e)	194 .7	(e)

9.57	(d)	3,370	0.64 (e)	,(f)	2 .39	(e)	11 .2	(e)
2.33		2,066	0.65	(f)	0 .82		22 .5
17.54		1,345	0.65	(f)	1 .12		44 .0
14.77		906	0.52	(f)	0 .33		34 .0
(30.40	) (d)	119	0.74 (e)	,(f)	(0 .30	) (e)	194 .7	(e)

9.66	(d)	2,733	0.45 (e)	,(f)	2 .79	(e)	11 .2	(e)
2.61		2,397	0.46	(f)	0 .99		22 .5
17.64		1,477	0.46	(f)	1 .07		44 .0
15.04		764	0.23	(f)	0 .33		34 .0
(30.30	) (d)	28	0.55 (e)	,(f)	(0 .09	) (e)	194 .7	(e)

9.68	(d)	3,438	0.33 (e)	,(f)	2 .71	(e)	11 .2	(e)
2.80		2,023	0.34	(f)	1 .17		22 .5
17.82		1,398	0.34	(f)	1 .30		44 .0
15.02		917	0.20	(f)	1 .27		34 .0
(30.20	) (d)	304	0.43 (e)	,(f)	0 .01	(e)	194 .7	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Six months ended April 30, 2012.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Period from February 29, 2008, date operations commenced, through October 31, 2008.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized	Total	Dividends	Distributions	Total
		Value,	Investment	and Unrealized	From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Class J shares
2012	(d)	$10 .89	$0.16	$0 .36	$0 .52	($0 .27)	$–	($0 .27)	$11.14
2011		10.82	0 .30	0 .06	0 .36	( 0 .29)	–	( 0 .29)	10 .89
2010		9.84	0 .31	1 .00	1 .31	( 0 .33)	–	( 0 .33)	10 .82
2009		9.33	0 .26	0 .82	1 .08	( 0 .44)	(0.13)	( 0 .57)	9 .84
2008		12.81	0 .54	( 3 .36)	( 2 .82)	( 0 .49)	(0.17)	( 0 .66)	9 .33
2007		12.62	0 .48	0 .15	0 .63	( 0 .38)	(0.06)	( 0 .44)	12 .81
Institutional shares
2012	(d)	10.96	0 .18	0 .37	0 .55	( 0 .32)	–	( 0 .32)	11 .19
2011		10.89	0 .35	0 .06	0 .41	( 0 .34)	–	( 0 .34)	10 .96
2010		9.91	0 .35	1 .01	1 .36	( 0 .38)	–	( 0 .38)	10 .89
2009		9.40	0 .30	0 .84	1 .14	( 0 .50)	(0.13)	( 0 .63)	9 .91
2008		12.92	0 .59	( 3 .38)	( 2 .79)	( 0 .56)	(0.17)	( 0 .73)	9 .40
2007		12.73	0 .55	0 .16	0 .71	( 0 .46)	(0.06)	( 0 .52)	12 .92
R-1 shares
2012	(d)	10.87	0 .14	0 .36	0 .50	( 0 .21)	–	( 0 .21)	11 .16
2011		10.80	0 .25	0 .07	0 .32	( 0 .25)	–	( 0 .25)	10 .87
2010		9.86	0 .25	1 .00	1 .25	( 0 .31)	–	( 0 .31)	10 .80
2009		9.32	0 .22	0 .84	1 .06	( 0 .39)	(0.13)	( 0 .52)	9 .86
2008		12.81	0 .46	( 3 .33)	( 2 .87)	( 0 .45)	(0.17)	( 0 .62)	9 .32
2007		12.63	0 .45	0 .13	0 .58	( 0 .34)	(0.06)	( 0 .40)	12 .81
R-2 shares
2012	(d)	10.89	0 .14	0 .36	0 .50	( 0 .23)	–	( 0 .23)	11 .16
2011		10.79	0 .27	0 .07	0 .34	( 0 .24)	–	( 0 .24)	10 .89
2010		9.83	0 .30	0 .96	1 .26	( 0 .30)	–	( 0 .30)	10 .79
2009		9.30	0 .23	0 .84	1 .07	( 0 .41)	(0.13)	( 0 .54)	9 .83
2008		12.79	0 .51	( 3 .36)	( 2 .85)	( 0 .47)	(0.17)	( 0 .64)	9 .30
2007		12.60	0 .45	0 .16	0 .61	( 0 .36)	(0.06)	( 0 .42)	12 .79
R-3 shares
2012	(d)	10.83	0 .15	0 .37	0 .52	( 0 .25)	–	( 0 .25)	11 .10
2011		10.77	0 .28	0 .07	0 .35	( 0 .29)	–	( 0 .29)	10 .83
2010		9.81	0 .30	0 .98	1 .28	( 0 .32)	–	( 0 .32)	10 .77
2009		9.30	0 .25	0 .83	1 .08	( 0 .44)	(0.13)	( 0 .57)	9 .81
2008		12.79	0 .52	( 3 .35)	( 2 .83)	( 0 .49)	(0.17)	( 0 .66)	9 .30
2007		12.60	0 .47	0 .16	0 .63	( 0 .38)	(0.06)	( 0 .44)	12 .79
R-4 shares
2012	(d)	10.87	0 .17	0 .35	0 .52	( 0 .28)	–	( 0 .28)	11 .11
2011		10.80	0 .30	0 .07	0 .37	( 0 .30)	–	( 0 .30)	10 .87
2010		9.83	0 .31	1 .00	1 .31	( 0 .34)	–	( 0 .34)	10 .80
2009		9.33	0 .26	0 .84	1 .10	( 0 .47)	(0.13)	( 0 .60)	9 .83
2008		12.83	0 .50	( 3 .32)	( 2 .82)	( 0 .51)	(0.17)	( 0 .68)	9 .33
2007		12.64	0 .49	0 .17	0 .66	( 0 .41)	(0.06)	( 0 .47)	12 .83
R-5 shares
2012	(d)	10.93	0 .17	0 .37	0 .54	( 0 .29)	–	( 0 .29)	11 .18
2011		10.87	0 .32	0 .06	0 .38	( 0 .32)	–	( 0 .32)	10 .93
2010		9.89	0 .35	0 .98	1 .33	( 0 .35)	–	( 0 .35)	10 .87
2009		9.38	0 .28	0 .83	1 .11	( 0 .47)	(0.13)	( 0 .60)	9 .89
2008		12.89	0 .55	( 3 .36)	( 2 .81)	( 0 .53)	(0.17)	( 0 .70)	9 .38
2007		12.69	0 .52	0 .16	0 .68	( 0 .42)	(0.06)	( 0 .48)	12 .89

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
		Net Assets, End of	Ratio of Expenses		Ratio of Gross	Investment Income
		Period (in	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		thousands)	Assets(b)		Net Assets(b),(c)	Assets		Turnover Rate

4.95%(e),(f)		$66,676	0.44%(g)		0 .62%(g)	3 .01%(g)		37 .5%(g)
3.45	(f)	64,917	0.44		0 .58	2 .79		19 .8
13.62	(f)	61,486	0.51		0 .57	3 .05		46 .9
12.58	(f)	55,434	0.62		0 .67	2 .91		35 .9
(23.13	) (f)	60,289	0.60		–	4 .76		30 .7
5.08	(f)	95,309	0.67		–	3 .82		25 .3

5.13	(e)	521,028	0.04	(g)	–	3.35	(g)	37.5	(g)
3.88		468,065	0.04		–	3 .18		19 .8
14.08		459,110	0.04		–	3 .42		46 .9
13.23		365,053	0.10		–	3 .32		35 .9
(22.81)		287,888	0.13		–	5 .13		30 .7
5.68		341,609	0.12		–	4 .33		25 .3

4.74	(e)	11,225	0.92	(g)	–	2.63	(g)	37.5	(g)
3.00		11,393	0.92		–	2 .33		19 .8
13.03		11,735	0.92		–	2 .48		46 .9
12.25		8,850	0.98		–	2 .43		35 .9
(23.47)		6,026	1.01		–	4 .00		30 .7
4.68		4,777	1.00		–	3 .61		25 .3

4.72	(e)	11,975	0.79	(g)	–	2.64	(g)	37.5	(g)
3.20		11,365	0.79		–	2 .53		19 .8
13.15		16,425	0.79		–	3 .00		46 .9
12.47		19,416	0.85		–	2 .62		35 .9
(23.41)		17,792	0.88		–	4 .51		30 .7
4.91		25,462	0.87		–	3 .62		25 .3

4.94	(e)	35,431	0.61	(g)	–	2.74	(g)	37.5	(g)
3.30		32,636	0.61		–	2 .60		19 .8
13.43		31,798	0.61		–	2 .91		46 .9
12.59		26,642	0.67		–	2 .79		35 .9
(23.27)		24,573	0.70		–	4 .58		30 .7
5.11		29,428	0.69		–	3 .75		25 .3

4.89	(e)	27,216	0.42	(g)	–	3.08	(g)	37.5	(g)
3.51		28,249	0.42		–	2 .77		19 .8
13.73		27,722	0.42		–	3 .04		46 .9
12.80		23,304	0.48		–	2 .95		35 .9
(23.12)		16,933	0.51		–	4 .48		30 .7
5.30		11,742	0.50		–	3 .91		25 .3

5.06	(e)	38,429	0.30	(g)	–	3.10	(g)	37.5	(g)
3.54		38,375	0.30		–	2 .99		19 .8
13.86		37,720	0.30		–	3 .40		46 .9
12.89		38,223	0.36		–	3 .09		35 .9
(23.00)		33,264	0.39		–	4 .84		30 .7
5.49		35,806	0.38		–	4 .09		25 .3

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2012.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized	Total	Dividends	Distributions	Total
		Value,	Investment	and Unrealized	From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
REAL ESTATE SECURITIES FUND
Class J shares
2012	(c)	$17.05	$0 .11	$2 .31	$2 .42	($0 .06)	$–	($0 .06)	$19.41
2011		15.51	0 .05	1 .63	1 .68	( 0 .14)	–	( 0 .14)	17 .05
2010		11.38	0 .21	4 .15	4 .36	( 0 .23)	–	( 0 .23)	15 .51
2009		11.60	0 .25	( 0 .21)	0 .04	( 0 .26)	–	( 0 .26)	11 .38
2008		24.61	0 .24	( 7 .25)	( 7 .01)	( 0 .27)	(5.73)	( 6 .00)	11 .60
2007		27.21	0 .15	( 0 .60)	( 0 .45)	( 0 .08)	(2.07)	( 2 .15)	24 .61
Institutional shares
2012	(c)	17.41	0 .16	2 .35	2 .51	( 0 .10)	–	( 0 .10)	19 .82
2011		15.84	0 .14	1 .65	1 .79	( 0 .22)	–	( 0 .22)	17 .41
2010		11.62	0 .30	4 .23	4 .53	( 0 .31)	–	( 0 .31)	15 .84
2009		11.83	0 .31	( 0 .20)	0 .11	( 0 .32)	–	( 0 .32)	11 .62
2008		24.96	0 .33	( 7 .37)	( 7 .04)	( 0 .36)	(5.73)	( 6 .09)	11 .83
2007		27.56	0 .26	( 0 .55)	( 0 .29)	( 0 .24)	(2.07)	( 2 .31)	24 .96
R-1 shares
2012	(c)	17.25	0 .08	2 .32	2 .40	( 0 .02)	–	( 0 .02)	19 .63
2011		15.70	( 0 .01)	1 .64	1 .63	( 0 .08)	–	( 0 .08)	17 .25
2010		11.52	0 .17	4 .20	4 .37	( 0 .19)	–	( 0 .19)	15 .70
2009		11.74	0 .22	( 0 .20)	0 .02	( 0 .24)	–	( 0 .24)	11 .52
2008		24.82	0 .19	( 7 .31)	( 7 .12)	( 0 .23)	(5.73)	( 5 .96)	11 .74
2007		27.47	0 .05	( 0 .57)	( 0 .52)	( 0 .06)	(2.07)	( 2 .13)	24 .82
R-2 shares
2012	(c)	16.82	0 .09	2 .27	2 .36	( 0 .04)	–	( 0 .04)	19 .14
2011		15.31	0 .01	1 .60	1 .61	( 0 .10)	–	( 0 .10)	16 .82
2010		11.24	0 .19	4 .09	4 .28	( 0 .21)	–	( 0 .21)	15 .31
2009		11.46	0 .24	( 0 .20)	0 .04	( 0 .26)	–	( 0 .26)	11 .24
2008		24.39	0 .21	( 7 .16)	( 6 .95)	( 0 .25)	(5.73)	( 5 .98)	11 .46
2007		27.00	0 .14	( 0 .61)	( 0 .47)	( 0 .07)	(2.07)	( 2 .14)	24 .39
R-3 shares
2012	(c)	17.11	0 .11	2 .30	2 .41	( 0 .05)	–	( 0 .05)	19 .47
2011		15.57	0 .04	1 .63	1 .67	( 0 .13)	–	( 0 .13)	17 .11
2010		11.42	0 .22	4 .17	4 .39	( 0 .24)	–	( 0 .24)	15 .57
2009		11.64	0 .26	( 0 .21)	0 .05	( 0 .27)	–	( 0 .27)	11 .42
2008		24.67	0 .24	( 7 .26)	( 7 .02)	( 0 .28)	(5.73)	( 6 .01)	11 .64
2007		27.27	0 .18	( 0 .62)	( 0 .44)	( 0 .09)	(2.07)	( 2 .16)	24 .67
R-4 shares
2012	(c)	16.98	0 .12	2 .29	2 .41	( 0 .07)	–	( 0 .07)	19 .32
2011		15.45	0 .07	1 .62	1 .69	( 0 .16)	–	( 0 .16)	16 .98
2010		11.34	0 .24	4 .13	4 .37	( 0 .26)	–	( 0 .26)	15 .45
2009		11.56	0 .27	( 0 .20)	0 .07	( 0 .29)	–	( 0 .29)	11 .34
2008		24.54	0 .27	( 7 .21)	( 6 .94)	( 0 .31)	(5.73)	( 6 .04)	11 .56
2007		27.14	0 .21	( 0 .60)	( 0 .39)	( 0 .14)	(2.07)	( 2 .21)	24 .54
R-5 shares
2012	(c)	17.00	0 .13	2 .30	2 .43	( 0 .08)	–	( 0 .08)	19 .35
2011		15.48	0 .09	1 .61	1 .70	( 0 .18)	–	( 0 .18)	17 .00
2010		11.36	0 .26	4 .14	4 .40	( 0 .28)	–	( 0 .28)	15 .48
2009		11.57	0 .28	( 0 .19)	0 .09	( 0 .30)	–	( 0 .30)	11 .36
2008		24.56	0 .29	( 7 .23)	( 6 .94)	( 0 .32)	(5.73)	( 6 .05)	11 .57
2007		27.16	0 .26	( 0 .62)	( 0 .36)	( 0 .17)	(2.07)	( 2 .24)	24 .56

See accompanying notes.

			FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC. (unaudited)

					Ratio of Gross	Ratio of Net
		Net Assets, End of	Ratio of Expenses		Expenses to	Investment Income		Portfolio
		Period (in	to Average Net		Average Net	to Average Net		Turnover
Total Return		thousands)	Assets		Assets(b)	Assets		Rate

14.21%(d),(e)		$145,279	1.36	%(f)	1 .55%(f)	1 .25	%(f)	39 .1	%(f)
10.88	(e)	132,486	1.33		1 .47	0 .32		29 .3
38.58	(e)	128,423	1.44		1 .51	1 .52		52 .2
0.97	(e)	96,382	1.55		1 .60	2 .65		57 .3
(36.13	) (e)	107,631	1.43		–	1 .48		47 .2
(2.12	) (e)	195,723	1.47		–	0 .59		77 .8	(g)

14.46	(d)	1,044,911	0.84	(f)	–	1.80	(f)	39.1	(f)
11.39		1,252,657	0.85		–	0 .81		29 .3
39.37		1,303,556	0.85		–	2 .14		52 .2
1.74		1,137,929	0.85		–	3 .22		57 .3
(35.71)		894,685	0.84		–	2 .05		47 .2
(1.48)		1,110,332	0.83		–	1 .04		77 .8	(g)

13.95	(d)	7,687	1.71	(f)	–	0.91	(f)	39.1	(f)
10.44		6,951	1.71		–	(0 .05)		29 .3
38.22		6,794	1.71		–	1 .22		52 .2
0.82		4,205	1.72		–	2 .30		57 .3
(36.25)		2,945	1.72		–	1 .17		47 .2
(2.38)		3,842	1.71		–	0 .22		77 .8	(g)

14.04	(d)	15,494	1.58	(f)	–	1.03	(f)	39.1	(f)
10.56		13,043	1.58		–	0 .08		29 .3
38.36		14,881	1.58		–	1 .38		52 .2
0.95		11,684	1.59		–	2 .56		57 .3
(36.18)		11,889	1.59		–	1 .31		47 .2
(2.23)		22,550	1.58		–	0 .58		77 .8	(g)

14.13	(d)	45,241	1.40	(f)	–	1.22	(f)	39.1	(f)
10.77		39,405	1.40		–	0 .25		29 .3
38.69		39,463	1.40		–	1 .58		52 .2
1.12		32,669	1.41		–	2 .70		57 .3
(36.08)		28,885	1.41		–	1 .48		47 .2
(2.06)		42,136	1.40		–	0 .73		77 .8	(g)

14.23	(d)	38,694	1.21	(f)	–	1.39	(f)	39.1	(f)
11.02		32,332	1.21		–	0 .42		29 .3
38.89		23,587	1.21		–	1 .73		52 .2
1.32		14,963	1.22		–	2 .85		57 .3
(35.94)		12,277	1.22		–	1 .67		47 .2
(1.88)		16,259	1.21		–	0 .86		77 .8	(g)

14.33	(d)	112,993	1.09	(f)	–	1.51	(f)	39.1	(f)
11.07		95,630	1.09		–	0 .53		29 .3
39.05		59,168	1.09		–	1 .91		52 .2
1.52		52,653	1.10		–	2 .90		57 .3
(35.89)		40,951	1.10		–	1 .81		47 .2
(1.76)		74,228	1.09		–	1 .05		77 .8	(g)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2012.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM REIT Fund.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized	Total	Dividends	Distributions	Total
		Value,	Investment	and Unrealized	From	from Net	from	Dividends		Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Redemption	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	Fees	of Period
SAM BALANCED PORTFOLIO
Class J shares
2012	(d)	$12 .37	$0 .16	$0 .83	$0 .99	($0 .17)	$–	($0 .17)	$–	$13.19
2011		12.16	0.26	0 .23	0 .49	( 0 .28)	–	(0.28)	–	12 .37
2010		10.76	0.23	1 .43	1 .66	( 0 .26)	–	(0.26)	–	12 .16
2009		10.64	0.24	1 .07	1 .31	( 0 .28)	( 0 .91)	(1.19)	–	10 .76
2008		15.90	0.26	( 4 .28)	( 4 .02)	( 0 .47)	( 0 .77)	(1.24)	–	10 .64
2007	(h)	14.69	0.15	1 .19	1 .34	( 0 .14)	–	(0.14)	0 .01	15 .90
Institutional shares
2012	(d)	12.52	0.18	0 .85	1 .03	( 0 .19)	–	(0.19)	–	13 .36
2011		12.31	0.31	0 .23	0 .54	( 0 .33)	–	(0.33)	–	12 .52
2010		10.88	0.28	1 .46	1 .74	( 0 .31)	–	(0.31)	–	12 .31
2009		10.74	0.30	1 .07	1 .37	( 0 .32)	( 0 .91)	(1.23)	–	10 .88
2008		16.03	0.42	( 4 .39)	( 3 .97)	( 0 .55)	( 0 .77)	(1.32)	–	10 .74
2007	(h)	14.69	0.22	1 .33	1 .55	( 0 .21)	–	(0.21)	–	16 .03
R-1 shares
2012	(d)	12.50	0.13	0 .84	0 .97	( 0 .14)	–	(0.14)	–	13 .33
2011		12.29	0.21	0 .22	0 .43	( 0 .22)	–	(0.22)	–	12 .50
2010		10.86	0.19	1 .45	1 .64	( 0 .21)	–	(0.21)	–	12 .29
2009		10.73	0.21	1 .08	1 .29	( 0 .25)	( 0 .91)	(1.16)	–	10 .86
2008		16.03	0.20	( 4 .30)	( 4 .10)	( 0 .43)	( 0 .77)	(1.20)	–	10 .73
2007	(h)	14.69	0.11	1 .35	1 .46	( 0 .12)	–	(0.12)	–	16 .03
R-2 shares
2012	(d)	12.48	0.14	0 .84	0 .98	( 0 .15)	–	(0.15)	–	13 .31
2011		12.27	0.22	0 .22	0 .44	( 0 .23)	–	(0.23)	–	12 .48
2010		10.86	0.18	1 .47	1 .65	( 0 .24)	–	(0.24)	–	12 .27
2009		10.73	0.21	1 .09	1 .30	( 0 .26)	( 0 .91)	(1.17)	–	10 .86
2008		16.03	0.28	( 4 .36)	( 4 .08)	( 0 .45)	( 0 .77)	(1.22)	–	10 .73
2007	(h)	14.69	0.12	1 .35	1 .47	( 0 .13)	–	(0.13)	–	16 .03
R-3 shares
2012	(d)	12.50	0.15	0 .84	0 .99	( 0 .16)	–	(0.16)	–	13 .33
2011		12.29	0.25	0 .22	0 .47	( 0 .26)	–	(0.26)	–	12 .50
2010		10.87	0.22	1 .45	1 .67	( 0 .25)	–	(0.25)	–	12 .29
2009		10.73	0.26	1 .07	1 .33	( 0 .28)	( 0 .91)	(1.19)	–	10 .87
2008		16.03	0.30	( 4 .36)	( 4 .06)	( 0 .47)	( 0 .77)	(1.24)	–	10 .73
2007	(h)	14.69	0.19	1 .30	1 .49	( 0 .15)	–	(0.15)	–	16 .03
R-4 shares
2012	(d)	12.52	0.15	0 .85	1 .00	( 0 .17)	–	(0.17)	–	13 .35
2011		12.31	0.25	0 .24	0 .49	( 0 .28)	–	(0.28)	–	12 .52
2010		10.88	0.23	1 .47	1 .70	( 0 .27)	–	(0.27)	–	12 .31
2009		10.74	0.25	1 .09	1 .34	( 0 .29)	( 0 .91)	(1.20)	–	10 .88
2008		16.04	0.42	( 4 .45)	( 4 .03)	( 0 .50)	( 0 .77)	(1.27)	–	10 .74
2007	(h)	14.69	0.20	1 .32	1 .52	( 0 .17)	–	(0.17)	–	16 .04
R-5 shares
2012	(d)	12.52	0.17	0 .84	1 .01	( 0 .18)	–	(0.18)	–	13 .35
2011		12.31	0.26	0 .24	0 .50	( 0 .29)	–	(0.29)	–	12 .52
2010		10.88	0.27	1 .45	1 .72	( 0 .29)	–	(0.29)	–	12 .31
2009		10.74	0.26	1 .09	1 .35	( 0 .30)	( 0 .91)	(1.21)	–	10 .88
2008		16.03	0.30	( 4 .31)	( 4 .01)	( 0 .51)	( 0 .77)	(1.28)	–	10 .74
2007	(h)	14.69	0.18	1 .35	1 .53	( 0 .19)	–	(0.19)	–	16 .03

See accompanying notes.

			FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC. (unaudited)

							Ratio of Net
		Net Assets, End	Ratio of Expenses to		Ratio of Gross		Investment Income		Portfolio
		of Period (in	Average Net		Expenses to Average		to Average Net		Turnover
Total Return		thousands)	Assets(b)		Net Assets(b),(c)		Assets		Rate

8.10%(e),(f)		$620,070	0.69	%(g)	0 .88	%(g)	2 .59	%(g)	4 .9	%(g)
4.03	(f)	514,475	0.73		0 .87		2 .11		29 .6
15.59	(f)	396,058	0.85		0 .92		1 .98		13 .2
14.31	(f)	217,421	0.95		1 .13		2 .46		5 .1
(27.20	) (f)	58,350	0.95		–		2 .00		34 .8
9.27 (e)	,(f)	2,597	0.95	(g)	–		1 .21	(g)	14 .6	(g)

8.34	(e)	297,571	0.35	(g)	0 .35	(g)	2 .89	(g)	4 .9	(g)
4.36		227,083	0.36		0 .36		2 .44		29 .6
16.23		122,317	0.38		0 .38		2 .43		13 .2
14.89		65,662	0.39		0 .42		2 .99		5 .1
(26.71)		21,448	0.33		–		3 .14		34 .8
10.67	(e)	1,385	0.31	(g)	–		1 .82	(g)	14 .6	(g)

7.82	(e)	5,610	1.22	(g)	–		2 .10	(g)	4 .9	(g)
3.48		5,207	1.22		–		1 .65		29 .6
15.28		4,716	1.23		–		1 .63		13 .2
13.94		3,442	1.24		–		2.14		5.1
(27.41)		1,064	1.21		–		1 .57		34 .8
9.95	(e)	17	1.19	(g)	–		0 .92	(g)	14 .6	(g)

7.92	(e)	9,025	1.09	(g)	–		2 .17	(g)	4 .9	(g)
3.62		6,834	1.09		–		1 .72		29 .6
15.40		4,134	1.10		–		1 .56		13 .2
14.07		907	1.11		–		2.07		5.1
(27.32)		146	1.08		–		2 .19		34 .8
10.06	(e)	17	1.06	(g)	–		1 .02	(g)	14 .6	(g)

7.98	(e)	30,677	0.91	(g)	–		2 .38	(g)	4 .9	(g)
3.84		26,556	0.91		–		1 .94		29 .6
15.55		17,127	0.92		–		1 .94		13 .2
14.36		10,185	0.93		–		2.59		5.1
(27.19)		3,627	0.90		–		2 .28		34 .8
10.21	(e)	1,181	0.88	(g)	–		1 .50	(g)	14 .6	(g)

8.07	(e)	30,031	0.72	(g)	–		2 .35	(g)	4 .9	(g)
4.01		19,290	0.72		–		2 .00		29 .6
15.80		8,067	0.73		–		2 .02		13 .2
14.53		5,895	0.74		–		2.45		5.1
(27.04)		1,874	0.71		–		3 .16		34 .8
10.43	(e)	1,497	0.69	(g)	–		1 .61	(g)	14 .6	(g)

8.13	(e)	53,925	0.60	(g)	–		2 .69	(g)	4 .9	(g)
4.11		39,852	0.60		–		2 .08		29 .6
15.97		21,643	0.61		–		2 .31		13 .2
14.64		13,328	0.62		–		2.61		5.1
(26.90)		3,691	0.59		–		2 .50		34 .8
(10.47	) (e)	11	0.57	(g)	–		1 .54	(g)	14 .6	(g)

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Portfolio invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2012.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.
(h)	Period from January 17, 2007, date operations commenced, through October 31, 2007. Class J, Institutional, R-1, R-2, R-3, R-4, and R-5 classes of shares each incurred a net realized and unrealized gain of $.02 per share from January 10, 2007, through January 16, 2007.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SAM CONSERVATIVE BALANCED PORTFOLIO
Class J shares
2012	(d)	$10 .46	$0.16	$0 .52	$0 .68	($0 .16)	($0 .05)	($0 .21)	$10.93
2011		10.36	0 .29	0 .10	0 .39	(0.29)	–	(0.29)	10 .46
2010		9.39	0 .27	0 .99	1 .26	(0.29)	–	(0.29)	10 .36
2009		8.77	0 .28	1 .01	1 .29	(0.30)	( 0 .37)	(0.67)	9.39
2008		11.86	0 .29	(2.56)	(2.27)	(0.41)	( 0 .41)	(0.82)	8.77
2007	(h)	11.17	0 .21	0 .67	0 .88	(0.19)	–	(0.19)	11 .86
Institutional shares
2012	(d)	10.48	0 .18	0 .52	0 .70	(0.18)	( 0 .05)	(0.23)	10 .95
2011		10.39	0 .32	0 .10	0 .42	(0.33)	–	(0.33)	10 .48
2010		9.41	0 .31	1 .00	1 .31	(0.33)	–	(0.33)	10 .39
2009		8.78	0 .34	1 .00	1 .34	(0.34)	( 0 .37)	(0.71)	9.41
2008		11.87	0 .35	(2.55)	(2.20)	(0.48)	( 0 .41)	(0.89)	8.78
2007	(h)	11.17	0 .26	0 .68	0 .94	(0.24)	–	(0.24)	11 .87
R-1 shares
2012	(d)	10.45	0 .13	0 .52	0 .65	(0.13)	( 0 .05)	(0.18)	10 .92
2011		10.36	0 .24	0 .09	0 .33	(0.24)	–	(0.24)	10 .45
2010		9.39	0 .22	1 .01	1 .23	(0.26)	–	(0.26)	10 .36
2009		8.78	0 .26	0 .99	1 .25	(0.27)	( 0 .37)	(0.64)	9.39
2008		11.86	0 .28	(2.56)	(2.28)	(0.39)	( 0 .41)	(0.80)	8.78
2007	(h)	11.17	0 .18	0 .67	0 .85	(0.16)	–	(0.16)	11 .86
R-2 shares
2012	(d)	10.50	0 .14	0 .52	0 .66	(0.14)	( 0 .05)	(0.19)	10 .97
2011		10.39	0 .26	0 .09	0 .35	(0.24)	–	(0.24)	10 .50
2010		9.42	0 .23	1 .01	1 .24	(0.27)	–	(0.27)	10 .39
2009		8.78	0 .26	1 .02	1 .28	(0.27)	( 0 .37)	(0.64)	9.42
2008		11.86	0 .28	(2.55)	(2.27)	(0.40)	( 0 .41)	(0.81)	8.78
2007	(h)	11.17	0 .19	0 .68	0 .87	(0.18)	–	(0.18)	11 .86
R-3 shares
2012	(d)	10.47	0 .15	0 .52	0 .67	(0.15)	( 0 .05)	(0.20)	10 .94
2011		10.38	0 .27	0 .10	0 .37	(0.28)	–	(0.28)	10 .47
2010		9.40	0 .27	0 .99	1 .26	(0.28)	–	(0.28)	10 .38
2009		8.78	0 .28	1 .01	1 .29	(0.30)	( 0 .37)	(0.67)	9.40
2008		11.87	0 .36	(2.62)	(2.26)	(0.42)	( 0 .41)	(0.83)	8.78
2007	(h)	11.17	0 .23	0 .66	0 .89	(0.19)	–	(0.19)	11 .87
R-4 shares
2012	(d)	10.48	0 .15	0 .53	0 .68	(0.16)	( 0 .05)	(0.21)	10 .95
2011		10.38	0 .30	0 .09	0 .39	(0.29)	–	(0.29)	10 .48
2010		9.40	0 .29	0 .99	1 .28	(0.30)	–	(0.30)	10 .38
2009		8.78	0 .30	1 .00	1 .30	(0.31)	( 0 .37)	(0.68)	9.40
2008		11.86	0 .41	(2.64)	(2.23)	(0.44)	( 0 .41)	(0.85)	8.78
2007	(h)	11.17	0 .24	0 .66	0 .90	(0.21)	–	(0.21)	11 .86
R-5 shares
2012	(d)	10.48	0 .16	0 .52	0 .68	(0.16)	( 0 .05)	(0.21)	10 .95
2011		10.38	0 .28	0 .13	0 .41	(0.31)	–	(0.31)	10 .48
2010		9.41	0 .29	0 .99	1 .28	(0.31)	–	(0.31)	10 .38
2009		8.78	0 .32	1 .00	1 .32	(0.32)	( 0 .37)	(0.69)	9.41
2008		11.86	0 .34	(2.56)	(2.22)	(0.45)	( 0 .41)	(0.86)	8.78
2007	(h)	11.17	0 .24	0 .67	0 .91	(0.22)	–	(0.22)	11 .86

See accompanying notes.

			FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC. (unaudited)

							Ratio of Net
		Net Assets, End	Ratio of Expenses to		Ratio of Gross		Investment Income		Portfolio
		of Period (in	Average Net		Expenses to Average		to Average Net		Turnover
Total Return		thousands)	Assets(b)		Net Assets(b),(c)		Assets		Rate

6.62%(e),(f)		$296,376	0.70	%(g)	0 .88	%(g)	2 .98	%(g)	2.8	%(g)
3.82	(f)	237,106	0.73		0 .88		2 .72		21 .4
13.60	(f)	175,583	0.84		0 .91		2 .72		11 .4
15.91	(f)	94,045	0.95		1 .13		3 .25		9 .2
(20 .34	) (f)	26,828	0.95		–		2 .85		27 .7
7.92 (e)	,(f)	904	0.95	(g)	–		2.33	(g)	12 .7	(g)

6.78	(e)	111,846	0.36	(g)	0.36	(g)	3.33	(g)	2.8	(g)
4.08		92,804	0.37		0 .37		3 .06		21 .4
14.18		60,420	0.39		0 .39		3 .18		11 .4
16.57		36,114	0.39		0 .44		3 .89		9 .2
(19 .83)		16,825	0.33		–		3 .41		27 .7
8.52	(e)	730	0.31	(g)	–		2.90	(g)	12 .7	(g)

6.37	(e)	3,659	1.22	(g)	–		2.50	(g)	2.8	(g)
3.23		3,256	1.22		–		2 .24		21 .4
13.27		2,580	1.23		–		2 .25		11 .4
15.47		983	1.24		–		2.98		9.2
(20 .46)		285	1.21		–		2 .70		27 .7
7.71	(e)	11	1.19	(g)	–		1.99	(g)	12 .7	(g)

6.36	(e)	2,472	1.09	(g)	–		2.74	(g)	2.8	(g)
3.43		3,083	1.09		–		2 .43		21 .4
13.32		4,251	1.10		–		2 .29		11 .4
15.74		1,167	1.11		–		2.99		9.2
(20 .36)		545	1.08		–		2 .67		27 .7
7.82	(e)	24	1.06	(g)	–		2.10	(g)	12 .7	(g)

6.51	(e)	17,499	0.91	(g)	–		2.81	(g)	2.8	(g)
3.57		15,468	0.91		–		2 .52		21 .4
13.63		8,726	0.92		–		2 .69		11 .4
15.90		5,014	0.93		–		3.18		9.2
(20 .28)		1,059	0.90		–		3 .43		27 .7
8.06	(e)	692	0.88	(g)	–		2.51	(g)	12 .7	(g)

6.61	(e)	9,339	0.72	(g)	–		2.75	(g)	2.8	(g)
3.83		4,674	0.72		–		2 .81		21 .4
13.82		4,294	0.73		–		2 .90		11 .4
16.04		3,438	0.74		–		3.43		9.2
(20 .06)		1,413	0.71		–		3 .85		27 .7
8.12	(e)	349	0.69	(g)	–		2.64	(g)	12 .7	(g)

6.66	(e)	14,001	0.60	(g)	–		3.06	(g)	2.8	(g)
3.96		11,243	0.60		–		2 .67		21 .4
13.86		4,233	0.61		–		2 .98		11 .4
16.29		1,605	0.62		–		3.68		9.2
(19 .96)		879	0.59		–		3 .49		27 .7
8.23	(e)	11	0.57	(g)	–		2.62	(g)	12 .7	(g)

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Portfolio invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2012.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.
(h)	Period from January 17, 2007, date operations commenced, through October 31, 2007. Class J, Institutional, R-1, R-2, R-3, R-4, and R-5 classes of shares each incurred a net realized and unrealized gain of $.01 per share from January 10, 2007, through January 16, 2007.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized	Total	Dividends	Distributions	Total
		Value,	Investment	and Unrealized	From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SAM CONSERVATIVE GROWTH PORTFOLIO
Class J shares
2012	(d)	$13.15	$0 .14	$1 .09	$1 .23	($0 .21)	$–	($0 .21)	$14.17
2011		12.81	0 .18	0 .35	0 .53	( 0 .19)	–	( 0 .19)	13 .15
2010		11.12	0 .14	1 .74	1 .88	( 0 .19)	–	( 0 .19)	12 .81
2009		11.39	0 .17	0 .94	1 .11	( 0 .23)	(1.15)	( 1 .38)	11 .12
2008		18.75	0 .17	( 6 .03)	( 5 .86)	( 0 .42)	(1.08)	( 1 .50)	11 .39
2007	(h)	16.75	0 .03	1 .97	2 .00	–	–	–	18 .75
Institutional shares
2012	(d)	13.29	0 .16	1 .09	1 .25	( 0 .25)	–	( 0 .25)	14 .29
2011		12.94	0 .23	0 .36	0 .59	( 0 .24)	–	( 0 .24)	13 .29
2010		11.22	0 .20	1 .75	1 .95	( 0 .23)	–	( 0 .23)	12 .94
2009		11.45	0 .21	0 .98	1 .19	( 0 .27)	(1.15)	( 1 .42)	11 .22
2008		18.85	0 .25	( 6 .05)	( 5 .80)	( 0 .52)	(1.08)	( 1 .60)	11 .45
2007	(h)	16.75	0 .12	1 .98	2 .10	–	–	–	18 .85
R-1 shares
2012	(d)	13.07	0 .11	1 .09	1 .20	( 0 .13)	–	( 0 .13)	14 .14
2011		12.76	0 .12	0 .33	0 .45	( 0 .14)	–	( 0 .14)	13 .07
2010		11.09	0 .09	1 .74	1 .83	( 0 .16)	–	( 0 .16)	12 .76
2009		11.36	0 .14	0 .95	1 .09	( 0 .21)	(1.15)	( 1 .36)	11 .09
2008		18.72	0 .10	( 6 .01)	( 5 .91)	( 0 .37)	(1.08)	( 1 .45)	11 .36
2007	(h)	16.75	( 0 .01)	1 .98	1 .97	–	–	–	18 .72
R-2 shares
2012	(d)	13.08	0 .11	1 .09	1 .20	( 0 .15)	–	( 0 .15)	14 .13
2011		12.77	0 .13	0 .34	0 .47	( 0 .16)	–	( 0 .16)	13 .08
2010		11.09	0 .10	1 .75	1 .85	( 0 .17)	–	( 0 .17)	12 .77
2009		11.37	0 .15	0 .95	1 .10	( 0 .23)	(1.15)	( 1 .38)	11 .09
2008		18.74	0 .25	( 6 .14)	( 5 .89)	( 0 .40)	(1.08)	( 1 .48)	11 .37
2007	(h)	16.75	–	1.99	1.99	–	–	–	18 .74
R-3 shares
2012	(d)	13.15	0 .13	1 .08	1 .21	( 0 .19)	–	( 0 .19)	14 .17
2011		12.83	0 .18	0 .32	0 .50	( 0 .18)	–	( 0 .18)	13 .15
2010		11.15	0 .14	1 .74	1 .88	( 0 .20)	–	( 0 .20)	12 .83
2009		11.40	0 .15	0 .98	1 .13	( 0 .23)	(1.15)	( 1 .38)	11 .15
2008		18.77	0 .27	( 6 .13)	( 5 .86)	( 0 .43)	(1.08)	( 1 .51)	11 .40
2007	(h)	16.75	0 .08	1 .94	2 .02	–	–	–	18 .77
R-4 shares
2012	(d)	13.24	0 .12	1 .11	1 .23	( 0 .21)	–	( 0 .21)	14 .26
2011		12.90	0 .17	0 .37	0 .54	( 0 .20)	–	( 0 .20)	13 .24
2010		11.19	0 .15	1 .75	1 .90	( 0 .19)	–	( 0 .19)	12 .90
2009		11.41	0 .17	0 .99	1 .16	( 0 .23)	(1.15)	( 1 .38)	11 .19
2008		18.79	0 .42	( 6 .26)	( 5 .84)	( 0 .46)	(1.08)	( 1 .54)	11 .41
2007	(h)	16.75	0 .10	1 .94	2 .04	–	–	–	18 .79
R-5 shares
2012	(d)	13.21	0 .15	1 .09	1 .24	( 0 .22)	–	( 0 .22)	14 .23
2011		12.87	0 .16	0 .39	0 .55	( 0 .21)	–	( 0 .21)	13 .21
2010		11.17	0 .18	1 .74	1 .92	( 0 .22)	–	( 0 .22)	12 .87
2009		11.42	0 .19	0 .97	1 .16	( 0 .26)	(1.15)	( 1 .41)	11 .17
2008		18.81	0 .10	( 5 .93)	( 5 .83)	( 0 .48)	(1.08)	( 1 .56)	11 .42
2007	(h)	16.75	0 .08	1 .98	2 .06	–	–	–	18 .81

See accompanying notes.

			FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC. (unaudited)

							Ratio of Net
		Net Assets, End	Ratio of Expenses to		Ratio of Gross		Investment Income		Portfolio
		of Period (in	Average Net		Expenses to Average		to Average Net		Turnover
Total Return		thousands)	Assets(b)		Net Assets(b),(c)		Assets		Rate

9.47%(e),(f)		$287,534	0.71	%(g)	0 .90	%(g)	2 .08	%(g)	7 .4	%(g)
4.10	(f)	234,693	0.74		0 .88		1 .33		31 .9
17.07	(f)	181,273	0.85		0 .92		1 .16		15 .4
12.01	(f)	108,969	0.95		1 .12		1 .65		4 .2
(33.82	) (f)	37,408	0.95		–		1 .20		32 .4
11.94 (e)	,(f)	3,643	0.95	(g)	–		0.22	(g)	16.2	(g)

9.60	(e)	187,586	0.35	(g)	0 .35	(g)	2 .41	(g)	7 .4	(g)
4.51		146,347	0.35		0 .35		1 .68		31 .9
17.60		94,846	0.38		0 .38		1 .63		15 .4
12.76		54,041	0.39		0 .42		2 .10		4 .2
(33.43)		16,776	0.33		–		1 .72		32 .4
12.54	(e)	1,459	0.31	(g)	–		0.86	(g)	16.2	(g)

9.24	(e)	3,608	1.22	(g)	–		1 .69	(g)	7 .4	(g)
3.52		3,541	1.22		–		0 .92		31 .9
16.63		3,766	1.23		–		0 .75		15 .4
11.80		2,213	1.24		–		1.44		4.2
(34.04)		1,078	1.21		–		0 .72		32 .4
11.76	(e)	24	1.19	(g)	–		(0 .05	) (g)	16 .2	(g)

9.30	(e)	6,811	1.09	(g)	–		1 .68	(g)	7 .4	(g)
3.67		5,411	1.09		–		0 .99		31 .9
16.80		5,194	1.10		–		0 .82		15 .4
11.95		2,476	1.11		–		1.54		4.2
(33.97)		939	1.08		–		1 .71		32 .4
11.88	(e)	30	1.06	(g)	–		0.00	(g)	16.2	(g)

9.37	(e)	14,790	0.91	(g)	–		1 .94	(g)	7 .4	(g)
3.86		12,199	0.91		–		1 .36		31 .9
16.98		10,094	0.92		–		1 .14		15 .4
12.11		7,308	0.93		–		1.43		4.2
(33.80)		1,487	0.90		–		1 .85		32 .4
12.06	(e)	721	0.88	(g)	–		0.58	(g)	16.2	(g)

9.42	(e)	16,442	0.72	(g)	–		1 .80	(g)	7 .4	(g)
4.14		10,662	0.72		–		1 .29		31 .9
17.16		7,704	0.73		–		1 .23		15 .4
12.40		6,393	0.74		–		1.66		4.2
(33.69)		2,352	0.71		–		2 .75		32 .4
12.18	(e)	3,040	0.69	(g)	–		0.68	(g)	16.2	(g)

9.56	(e)	38,206	0.60	(g)	–		2 .23	(g)	7 .4	(g)
4.23		31,447	0.60		–		1 .18		31 .9
17.35		12,668	0.61		–		1 .47		15 .4
12.53		8,327	0.62		–		1.84		4.2
(33.62)		3,708	0.59		–		0 .83		32 .4
12.30	(e)	15	0.57	(g)	–		0.56	(g)	16.2	(g)

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Portfolio invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2012.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.
(h)	Period from January 17, 2007, date operations commenced, through October 31, 2007. Class J, Institutional, R-1, R-2, R-3, R-4, and R-5 classes of shares each incurred a net realized and unrealized gain of $.03 per share from January 10, 2007, through January 16, 2007.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends s	Distribution	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	of Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SAM FLEXIBLE INCOME PORTFOLIO
Class J shares
2012	(d)	$11 .25	$0.19	$0 .46	$0 .65	($0 .20)	($0 .02)	($0 .22)	$11.68
2011		11.24	0 .38	0 .02	0 .40	(0.39)	–	(0.39)	11 .25
2010		10.39	0 .35	0 .90	1 .25	(0.40)	–	(0.40)	11 .24
2009		9.46	0 .38	1 .19	1 .57	(0.40)	( 0 .24)	(0.64)	10 .39
2008		11.89	0 .37	(2.10)	(1.73)	(0.43)	( 0 .27)	(0.70)	9.46
2007	(h)	11.58	0 .30	0 .29	0 .59	(0.28)	–	(0.28)	11 .89
Institutional shares
2012	(d)	11.29	0 .21	0 .47	0 .68	(0.22)	( 0 .02)	(0.24)	11 .73
2011		11.28	0 .42	0 .02	0 .44	(0.43)	–	(0.43)	11 .29
2010		10.42	0 .41	0 .91	1 .32	(0.46)	–	(0.46)	11 .28
2009		9.48	0 .44	1 .18	1 .62	(0.44)	( 0 .24)	(0.68)	10 .42
2008		11.90	0 .42	(2.07)	(1.65)	(0.50)	( 0 .27)	(0.77)	9.48
2007	(h)	11.58	0 .36	0 .30	0 .66	(0.34)	–	(0.34)	11 .90
R-1 shares
2012	(d)	11.25	0 .17	0 .46	0 .63	(0.17)	( 0 .02)	(0.19)	11 .69
2011		11.25	0 .33	0 .01	0 .34	(0.34)	–	(0.34)	11 .25
2010		10.39	0 .32	0 .91	1 .23	(0.37)	–	(0.37)	11 .25
2009		9.47	0 .36	1 .17	1 .53	(0.37)	( 0 .24)	(0.61)	10 .39
2008		11.89	0 .34	(2.08)	(1.74)	(0.41)	( 0 .27)	(0.68)	9.47
2007	(h)	11.58	0 .27	0 .30	0 .57	(0.26)	–	(0.26)	11 .89
R-2 shares
2012	(d)	11.27	0 .17	0 .46	0 .63	(0.17)	( 0 .02)	(0.19)	11 .71
2011		11.27	0 .35	–	0.35	(0.35)	–	(0.35)	11 .27
2010		10.41	0 .33	0 .91	1 .24	(0.38)	–	(0.38)	11 .27
2009		9.48	0 .37	1 .17	1 .54	(0.37)	( 0 .24)	(0.61)	10 .41
2008		11.90	0 .40	(2.13)	(1.73)	(0.42)	( 0 .27)	(0.69)	9.48
2007	(h)	11.58	0 .28	0 .31	0 .59	(0.27)	–	(0.27)	11 .90
R-3 shares
2012	(d)	11.27	0 .18	0 .47	0 .65	(0.19)	( 0 .02)	(0.21)	11 .71
2011		11.27	0 .37	–	0.37	(0.37)	–	(0.37)	11 .27
2010		10.41	0 .36	0 .90	1 .26	(0.40)	–	(0.40)	11 .27
2009		9.47	0 .38	1 .19	1 .57	(0.39)	( 0 .24)	(0.63)	10 .41
2008		11.90	0 .42	(2.14)	(1.72)	(0.44)	( 0 .27)	(0.71)	9.47
2007	(h)	11.58	0 .31	0 .29	0 .60	(0.28)	–	(0.28)	11 .90
R-4 shares
2012	(d)	11.28	0 .19	0 .46	0 .65	(0.20)	( 0 .02)	(0.22)	11 .71
2011		11.27	0 .38	0 .02	0 .40	(0.39)	–	(0.39)	11 .28
2010		10.41	0 .37	0 .91	1 .28	(0.42)	–	(0.42)	11 .27
2009		9.47	0 .40	1 .19	1 .59	(0.41)	( 0 .24)	(0.65)	10 .41
2008		11.89	0 .46	(2.15)	(1.69)	(0.46)	( 0 .27)	(0.73)	9.47
2007	(h)	11.58	0 .33	0 .28	0 .61	(0.30)	–	(0.30)	11 .89
R-5 shares
2012	(d)	11.28	0 .20	0 .45	0 .65	(0.20)	( 0 .02)	(0.22)	11 .71
2011		11.27	0 .39	0 .03	0 .42	(0.41)	–	(0.41)	11 .28
2010		10.41	0 .40	0 .89	1 .29	(0.43)	–	(0.43)	11 .27
2009		9.47	0 .41	1 .19	1 .60	(0.42)	( 0 .24)	(0.66)	10 .41
2008		11.89	0 .44	(2.12)	(1.68)	(0.47)	( 0 .27)	(0.74)	9.47
2007	(h)	11.58	0 .33	0 .29	0 .62	(0.31)	–	(0.31)	11 .89

See accompanying notes.

			FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC. (unaudited)

							Ratio of Net
		Net Assets, End	Ratio of Expenses to		Ratio of Gross		Investment Income		Portfolio
		of Period (in	Average Net		Expenses to Average		to Average Net		Turnover
Total Return		thousands)	Assets(b)		Net Assets(b),(c)		Assets		Rate

5.78%(e),(f)		$351,955	0.71	%(g)	0 .90	%(g)	3 .42	%(g)	1.7	%(g)
3.61	(f)	272,865	0.75		0 .89		3 .37		19 .6
12.29	(f)	151,199	0.90		0 .98		3 .25		9 .5
17.52	(f)	52,672	0.95		1 .23		3 .91		11 .4
(15 .33	) (f)	9,523	0.95		–		3 .47		35 .1
5.16 (e)	,(f)	501	0.95	(g)	–		3.18	(g)	9.7	(g)

6.02	(e)	74,935	0.38	(g)	0.38	(g)	3.76	(g)	1.7	(g)
3.96		58,782	0.39		0 .39		3 .71		19 .6
12.91		37,271	0.40		0 .43		3 .79		9 .5
18.12		18,965	0.39		0 .58		4 .50		11 .4
(14 .69)		4,929	0.33		–		3 .85		35 .1
5.75	(e)	93	0.31	(g)	–		3.90	(g)	9.7	(g)

5.60	(e)	787	1.22	(g)	–		2.93	(g)	1.7	(g)
3.02		801	1.22		–		2 .95		19 .6
12.01		908	1.23		–		2.97		9.5
17.06		377	1.24		–		3 .70		11 .4
(15 .45)		104	1.21		–		3 .19		35 .1
4.97	(e)	10	1.19	(g)	–		2.94	(g)	9.7	(g)

5.65	(e)	1,654	1.09	(g)	–		3.06	(g)	1.7	(g)
3.16		1,312	1.09		–		3 .04		19 .6
12.15		955	1.10		–		3.05		9.5
17.19		332	1.11		–		3 .83		11 .4
(15 .33)		114	1.08		–		3 .68		35 .1
5.16	(e)	101	1.06	(g)	–		3.02	(g)	9.7	(g)

5.76	(e)	7,719	0.91	(g)	–		3.24	(g)	1.7	(g)
3.35		6,181	0.91		–		3 .30		19 .6
12.34		5,283	0.92		–		3.31		9.5
17.56		2,547	0.93		–		3 .88		11 .4
(15 .27)		569	0.90		–		3 .85		35 .1
5.30	(e)	302	0.88	(g)	–		3.37	(g)	9.7	(g)

5.76	(e)	6,587	0.72	(g)	–		3.35	(g)	1.7	(g)
3.62		4,365	0.72		–		3 .37		19 .6
12.54		2,535	0.73		–		3.40		9.5
17.74		1,065	0.74		–		4 .15		11 .4
(15 .04)		528	0.71		–		4 .17		35 .1
5.36	(e)	377	0.69	(g)	–		3.55	(g)	9.7	(g)

5.83	(e)	10,915	0.60	(g)	–		3.51	(g)	1.7	(g)
3.74		4,862	0.60		–		3 .47		19 .6
12.69		3,039	0.61		–		3.68		9.5
17.87		1,683	0.62		–		4 .21		11 .4
(14 .93)		562	0.59		–		4 .17		35 .1
5.46	(e)	11	0.57	(g)	–		3.59	(g)	9.7	(g)

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Portfolio invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2012.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.
(h)	Period from January 17, 2007, date operations commenced, through October 31, 2007. Class J, Institutional, R-1, R-2, R-3, R-4, and R-5 classes of shares each incurred a net realized and unrealized gain of $.01 per share from January 10, 2007, through January 16, 2007.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SAM STRATEGIC GROWTH PORTFOLIO
Class J shares
2012	(d)	$14 .28	$0 .12	$1 .39	$1 .51	($0 .13)	$–	($0 .13)	$15.66
2011		13.85	0 .10	0 .46	0 .56	(0.13)	–	(0.13)	14 .28
2010		11.88	0 .10	2 .02	2 .12	(0.15)	–	(0.15)	13 .85
2009		12.05	0 .14	0 .94	1 .08	(0.09)	( 1 .16)	(1.25)	11 .88
2008		20.94	0 .10	(7.43)	(7.33)	(0.41)	( 1 .15)	(1.56)	12 .05
2007	(h)	18.54	(0.03)	2.43	2.40	–	–	–	20 .94
Institutional shares
2012	(d)	14.40	0 .15	1 .40	1 .55	(0.18)	–	(0.18)	15 .77
2011		13.97	0 .15	0 .47	0 .62	(0.19)	–	(0.19)	14 .40
2010		11.97	0 .16	2 .04	2 .20	(0.20)	–	(0.20)	13 .97
2009		12.12	0 .18	0 .97	1 .15	(0.14)	( 1 .16)	(1.30)	11 .97
2008		21.04	0 .26	(7.50)	(7.24)	(0.53)	( 1 .15)	(1.68)	12 .12
2007	(h)	18.54	0 .06	2 .44	2 .50	–	–	–	21 .04
R-1 shares
2012	(d)	14.18	0 .09	1 .38	1 .47	(0.05)	–	(0.05)	15 .60
2011		13.78	0 .05	0 .43	0 .48	(0.08)	–	(0.08)	14 .18
2010		11.84	0 .05	2 .02	2 .07	(0.13)	–	(0.13)	13 .78
2009		12.02	0 .10	0 .95	1 .05	(0.07)	( 1 .16)	(1.23)	11 .84
2008		20.90	0 .10	(7.46)	(7.36)	(0.37)	( 1 .15)	(1.52)	12 .02
2007	(h)	18.54	(0.07)	2.43	2.36	–	–	–	20 .90
R-2 shares
2012	(d)	14.22	0 .08	1 .40	1 .48	(0.08)	–	(0.08)	15 .62
2011		13.83	0 .04	0 .47	0 .51	(0.12)	–	(0.12)	14 .22
2010		11.88	0 .05	2 .04	2 .09	(0.14)	–	(0.14)	13 .83
2009		12.03	0 .13	0 .94	1 .07	(0.06)	( 1 .16)	(1.22)	11 .88
2008		20.92	0 .08	(7.43)	(7.35)	(0.39)	( 1 .15)	(1.54)	12 .03
2007	(h)	18.54	(0.08)	2.46	2.38	–	–	–	20 .92
R-3 shares
2012	(d)	14.25	0 .11	1 .39	1 .50	(0.10)	–	(0.10)	15 .65
2011		13.85	0 .07	0 .46	0 .53	(0.13)	–	(0.13)	14 .25
2010		11.89	0 .09	2 .03	2 .12	(0.16)	–	(0.16)	13 .85
2009		12.06	0 .12	0 .96	1 .08	(0.09)	( 1 .16)	(1.25)	11 .89
2008		20.95	0 .26	(7.57)	(7.31)	(0.43)	( 1 .15)	(1.58)	12 .06
2007	(h)	18.54	0 .02	2 .39	2 .41	–	–	–	20 .95
R-4 shares
2012	(d)	14.34	0 .11	1 .40	1 .51	(0.14)	–	(0.14)	15 .71
2011		13.92	0 .09	0 .47	0 .56	(0.14)	–	(0.14)	14 .34
2010		11.92	0 .11	2 .04	2 .15	(0.15)	–	(0.15)	13 .92
2009		12.07	0 .14	0 .97	1 .11	(0.10)	( 1 .16)	(1.26)	11 .92
2008		20.98	0 .38	(7.68)	(7.30)	(0.46)	( 1 .15)	(1.61)	12 .07
2007	(h)	18.54	0 .04	2 .40	2 .44	–	–	–	20 .98
R-5 shares
2012	(d)	14.30	0 .13	1 .39	1 .52	(0.14)	–	(0.14)	15 .68
2011		13.89	0 .07	0 .50	0 .57	(0.16)	–	(0.16)	14 .30
2010		11.92	0 .14	2 .02	2 .16	(0.19)	–	(0.19)	13 .89
2009		12.09	0 .17	0 .95	1 .12	(0.13)	( 1 .16)	(1.29)	11 .92
2008		21.00	0 .09	(7.37)	(7.28)	(0.48)	( 1 .15)	(1.63)	12 .09
2007	(h)	18.54	0 .01	2 .45	2 .46	–	–	–	21 .00

See accompanying notes.

			FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC. (unaudited)

					Ratio of Gross		Ratio of Net
		Net Assets, End	Ratio of Expenses to		Expenses to		Investment Income		Portfolio
		of Period (in	Average Net		Average Net		to Average Net		Turnover
Total Return		thousands)	Assets(b)		Assets(b),(c)		Assets		Rate

10.64%(e),(f)		$180,661	0.73	%(g)	0 .92	%(g)	1 .64	%(g)	5.4	%(g)
4.03	(f)	152,460	0.76		0 .90		0 .70		37 .7
17.98	(f)	124,141	0.88		0 .95		0 .76		15 .6
10.90	(f)	82,014	0.95		1 .12		1 .33		3 .7
(37 .62	) (f)	40,275	0.95		–		0 .66		32 .5
12.94 (e)	,(f)	3,826	0.95	(g)	–		(0 .22	) (g)	15 .7	(g)

10.90	(e)	93,364	0.37	(g)	0.37	(g)	1.98	(g)	5.4	(g)
4.40		72,005	0.37		0 .37		1 .05		37 .7
18.53		46,704	0.40		0 .40		1 .23		15 .6
11.51		27,844	0.39		0 .48		1 .66		3 .7
(37 .19)		9,008	0.33		–		1 .64		32 .5
13.48	(e)	1,481	0.31	(g)	–		0.36	(g)	15 .7	(g)

10.39	(e)	3,032	1.22	(g)	–		1.26	(g)	5.4	(g)
3.49		3,184	1.22		–		0 .34		37 .7
17.54		3,515	1.23		–		0 .41		15 .6
10.59		2,477	1.24		–		0.91		3.7
(37 .80)		988	1.21		–		0 .65		32 .5
12.73	(e)	44	1.19	(g)	–		(0 .48	) (g)	15 .7	(g)

10.46	(e)	3,258	1.09	(g)	–		1.09	(g)	5.4	(g)
3.66		2,097	1.09		–		0 .25		37 .7
17.74		1,449	1.10		–		0 .42		15 .6
10.75		508	1.11		–		1.21		3.7
(37 .73)		290	1.08		–		0 .52		32 .5
12.84	(e)	45	1.06	(g)	–		(0 .50	) (g)	15 .7	(g)

10.63	(e)	11,625	0.91	(g)	–		1.53	(g)	5.4	(g)
3.81		9,964	0.91		–		0 .48		37 .7
17.91		6,761	0.92		–		0 .72		15 .6
10.89		4,093	0.93		–		1.15		3.7
(37 .56)		1,011	0.90		–		1 .60		32 .5
13.00	(e)	780	0.88	(g)	–		0.15	(g)	15 .7	(g)

10.63	(e)	6,871	0.72	(g)	–		1.45	(g)	5.4	(g)
4.04		4,660	0.72		–		0 .63		37 .7
18.17		2,638	0.73		–		0 .85		15 .6
11.12		2,638	0.74		–		1.33		3.7
(37 .49)		1,134	0.71		–		2 .27		32 .5
13.16	(e)	1,305	0.69	(g)	–		0.22	(g)	15 .7	(g)

10.77	(e)	15,655	0.60	(g)	–		1.76	(g)	5.4	(g)
4.10		12,656	0.60		–		0 .51		37 .7
18.27		4,517	0.61		–		1 .11		15 .6
11.27		1,324	0.62		–		1.60		3.7
(37 .37)		1,077	0.59		–		0 .65		32 .5
13.27	(e)	11	0.57	(g)	–		0.10	(g)	15 .7	(g)

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Portfolio invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2012.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.
(h)	Period from January 17, 2007, date operations commenced, through October 31, 2007. Class J, Institutional, R-1, R-2, R-3, R-4, and R-5 classes of shares each incurred a net realized and unrealized gain of $.03 per share from January 10, 2007, through January 16, 2007.

See accompanying notes.

				FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Total
		Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period	Total Return
SHORT-TERM INCOME FUND(c)
Class J shares
2012	(d)	$11 .96	$0 .11	$0 .12	$0 .23	($0 .10)	($0 .10)	$12 .09	1 .97%(e),(f)
2011		12.17	0.24	( 0 .19)	0 .05	( 0 .26)	( 0 .26)	11.96	0 .43	(f)
2010	(h)	12.00	0.08	0 .16	0 .24	( 0 .07)	(0.07)	12.17	2 .04 (e)	,(f)
Institutional shares
2012	(d)	11.96	0.14	0 .12	0 .26	( 0 .13)	( 0 .13)	12.09	2 .22	(e)
2011		12.16	0.31	( 0 .18)	0 .13	( 0 .33)	(0.33)	11.96	1 .05
2010		11.84	0.36	0 .32	0 .68	( 0 .36)	(0.36)	12.16	5 .82
2009		11.17	0.46	0 .67	1 .13	( 0 .46)	(0.46)	11.84	10 .35
2008		11.60	0.48	( 0 .43)	0 .05	( 0 .48)	(0.48)	11.17	0 .40
2007		11.60	0.29	0 .16	0 .45	( 0 .45)	(0.45)	11.60	4 .68
R-1 shares
2012	(d)	11.96	0.08	0 .13	0 .21	( 0 .08)	( 0 .08)	12.09	1 .80	(e)
2011		12.17	0.21	( 0 .19)	0 .02	( 0 .23)	(0.23)	11.96	0 .14
2010	(h)	12.00	0.07	0 .17	0 .24	( 0 .07)	( 0 .07)	12.17	1 .97	(e)
R-2 shares
2012	(d)	11.96	0.09	0 .13	0 .22	( 0 .09)	( 0 .09)	12.09	1 .86	(e)
2011		12.17	0.22	( 0 .19)	0 .03	( 0 .24)	(0.24)	11.96	0 .26
2010	(h)	12.00	0.07	0 .17	0 .24	( 0 .07)	( 0 .07)	12.17	2 .01	(e)
R-3 shares
2012	(d)	11.96	0.10	0 .13	0 .23	( 0 .10)	( 0 .10)	12.09	1 .96	(e)
2011		12.17	0.25	( 0 .20)	0 .05	( 0 .26)	(0.26)	11.96	0 .45
2010	(h)	12.00	0.08	0 .17	0 .25	( 0 .08)	( 0 .08)	12.17	2 .06	(e)
R-4 shares
2012	(d)	11.97	0.12	0 .11	0 .23	( 0 .11)	( 0 .11)	12.09	1 .97	(e)
2011		12.17	0.27	( 0 .18)	0 .09	( 0 .29)	(0.29)	11.97	0 .73
2010	(h)	12.00	0.09	0 .16	0 .25	( 0 .08)	( 0 .08)	12.17	2 .13	(e)
R-5 shares
2012	(d)	11.96	0.12	0 .13	0 .25	( 0 .12)	( 0 .12)	12.09	2 .11	(e)
2011		12.17	0.28	( 0 .19)	0 .09	( 0 .30)	(0.30)	11.96	0 .77
2010	(h)	12.00	0.09	0 .17	0 .26	( 0 .09)	( 0 .09)	12.17	2 .16	(e)

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

			Ratio of Gross		Ratio of Net
Net Assets, End			Expenses to		Investment Income
of Period (in	Ratio of Expenses to		Average Net		to Average Net		Portfolio
thousands)	Average Net Assets		Assets(b)		Assets		Turnover Rate

$85,501	0.96	%(g)	1.15	%(g)	1 .80	%(g)	43 .5	%(g)
73,750	1.01		1.15		2 .01		43 .6
52,874	1.07	(g)	1.26	(g)	2 .11	(g)	54 .7 (g)	,(i)

756,246	0.47	(g)	0.47	(g)	2 .29	(g)	43 .5	(g)
626,736	0.47		0.47		2 .55		43 .6
473,931	0.50		0.50		3 .04		54 .7	(i)
291,633	0.53		0.53		4 .01		40 .8
256,944	0.48		–		4 .11		64 .5
168,551	0.51		–		4 .54		29 .4

1,821	1.30 (g)	,(j)	–		1.41	(g)	43.5	(g)
1,076	1.30	(j)	–		1 .73		43 .6
788	1.30 (g)	,(j)	–		1.88	(g)	54.7 (g)	,(i)

1,019	1.18 (g)	,(j)	–		1.49	(g)	43.5	(g)
243	1.18	(j)	–		1 .80		43 .6
229	1.18 (g)	,(j)	–		2.00	(g)	54.7 (g)	,(i)

4,570	0.99 (g)	,(j)	–		1.76	(g)	43.5	(g)
2,997	0.99	(j)	–		2 .04		43 .6
3,302	0.99 (g)	,(j)	–		2.19	(g)	54.7 (g)	,(i)

2,544	0.79 (g)	,(j)	–		1.93	(g)	43.5	(g)
1,063	0.79	(j)	–		2 .22		43 .6
505	0.79 (g)	,(j)	–		2.40	(g)	54.7 (g)	,(i)

2,973	0.68 (g)	,(j)	–		2.07	(g)	43.5	(g)
2,377	0.68	(j)	–		2 .33		43 .6
1,540	0.68 (g)	,(j)	–		2.51	(g)	54.7 (g)	,(i)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	On January 12, 2007 the fund succeeded to the operations of another fund in a shareholder-approved reorganization. As part of the reorganization, the fund issued one share of stock for each five outstanding shares of the predecessor fund, with the result that the fund's net asset value per share was increased without changing the proportionate beneficial interests of shareholders. The financial highlights have been restated to reflect the issuance of new shares.
(d)	Six months ended April 30, 2012.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.
(h)	Period from July 12, 2010, date operations commenced, through October 31, 2010.
(i)	Portfolio turnover rate excludes approximately $13,017,000 from portfolio realignment from the acquisition of Short-Term Bond Fund.
(j)	Reflects Manager's contractual expense limit.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SMALLCAP BLEND FUND
Class J shares
2012	(c)	$13 .28	($0 .02)	$1 .84	$1 .82	$–	$–	$–	$15.10
2011		12.52	( 0 .05)	0 .81	0 .76	–	–	–	13 .28
2010		10.07	( 0 .02)	2 .47	2 .45	–	–	–	12 .52
2009		9.97	0 .03	0 .11	0 .14	( 0 .04)	–	( 0 .04)	10 .07
2008		17.27	0 .04	( 5 .91)	( 5 .87)	–	(1.43)	( 1 .43)	9 .97
2007		16.68	( 0 .03)	2 .02	1 .99	–	(1.40)	( 1 .40)	17 .27
Institutional shares
2012	(c)	14.24	0 .01	1 .98	1 .99	–	–	–	16 .23
2011		13.37	0 .01	0 .86	0 .87	–	–	–	14 .24
2010		10.74	0 .05	2 .63	2 .68	( 0 .05)	–	( 0 .05)	13 .37
2009		10.62	0 .08	0 .11	0 .19	( 0 .07)	–	( 0 .07)	10 .74
2008		18.24	0 .08	( 6 .27)	( 6 .19)	–	(1.43)	( 1 .43)	10 .62
2007		17.45	0 .07	2 .12	2 .19	–	(1.40)	( 1 .40)	18 .24
R-1 shares
2012	(c)	13.50	( 0 .06)	1 .88	1 .82	–	–	–	15 .32
2011		12.78	( 0 .10)	0 .82	0 .72	–	–	–	13 .50
2010		10.31	( 0 .05)	2 .52	2 .47	–	–	–	12 .78
2009		10.20	–	0.11	0.11	–	–	–	10 .31
2008		17.72	( 0 .04)	( 6 .05)	( 6 .09)	–	(1.43)	( 1 .43)	10 .20
2007		17.13	( 0 .08)	2 .07	1 .99	–	(1.40)	( 1 .40)	17 .72
R-2 shares
2012	(c)	13.52	( 0 .04)	1 .88	1 .84	–	–	–	15 .36
2011		12.78	( 0 .09)	0 .83	0 .74	–	–	–	13 .52
2010		10.30	( 0 .04)	2 .52	2 .48	–	–	–	12 .78
2009		10.18	0 .01	0 .11	0 .12	–	–	–	10 .30
2008		17.67	( 0 .02)	( 6 .04)	( 6 .06)	–	(1.43)	( 1 .43)	10 .18
2007		17.06	( 0 .06)	2 .07	2 .01	–	(1.40)	( 1 .40)	17 .67
R-3 shares
2012	(c)	13.79	( 0 .03)	1 .92	1 .89	–	–	–	15 .68
2011		13.01	( 0 .06)	0 .84	0 .78	–	–	–	13 .79
2010		10.47	( 0 .02)	2 .56	2 .54	–	–	–	13 .01
2009		10.32	0 .03	0 .12	0 .15	–	–	–	10 .47
2008		17.86	–	( 6 .11)	( 6 .11)	–	(1.43)	( 1 .43)	10 .32
2007		17.21	( 0 .03)	2 .08	2 .05	–	(1.40)	( 1 .40)	17 .86
R-4 shares
2012	(c)	14.06	( 0 .02)	1 .96	1 .94	–	–	–	16 .00
2011		13.24	( 0 .04)	0 .86	0 .82	–	–	–	14 .06
2010		10.65	0 .01	2 .60	2 .61	( 0 .02)	–	( 0 .02)	13 .24
2009		10.51	0 .05	0 .12	0 .17	( 0 .03)	–	( 0 .03)	10 .65
2008		18.14	0 .03	( 6 .23)	( 6 .20)	–	(1.43)	( 1 .43)	10 .51
2007		17.42	–	2.12	2.12	–	(1.40)	( 1 .40)	18 .14
R-5 shares
2012	(c)	14.22	( 0 .01)	1 .98	1 .97	–	–	–	16 .19
2011		13.38	( 0 .02)	0 .86	0 .84	–	–	–	14 .22
2010		10.76	0 .02	2 .63	2 .65	( 0 .03)	–	( 0 .03)	13 .38
2009		10.61	0 .06	0 .12	0 .18	( 0 .03)	–	( 0 .03)	10 .76
2008		18.28	0 .05	( 6 .29)	( 6 .24)	–	(1.43)	( 1 .43)	10 .61
2007		17.54	0 .02	2 .12	2 .14	–	(1.40)	( 1 .40)	18 .28

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

							Ratio of Net
		Net Assets, End of	Ratio of Expenses		Ratio of Gross		Investment Income
		Period (in	to Average Net		Expenses to Average		to Average Net		Portfolio
Total Return		thousands)	Assets		Net Assets(b)		Assets		Turnover Rate

13.70%(d),(e)		$158,938	1.24	%(f)	1 .43	%(f)	(0 .35	)%(f)	100 .2	%(f)
6.07	(e)	84,060	1.25		1 .39		(0 .35)		76 .1
24.33	(e)	86,986	1.35		1 .42		(0 .16)		65 .2
1.43	(e)	75,770	1.32		1 .35		0 .32		89 .5
(36.73	) (e)	83,926	1.04		–		0 .32		55 .6
12.59	(e)	159,977	1.33		–		(0 .18)		60 .9

13.97	(d)	51,516	0.80	(f)	0 .80	(f)	0 .08	(f)	100 .2	(f)
6.51		38,016	0.80		0 .80		0 .09		76 .1
25.03		35,729	0.80		0 .83		0 .39		65 .2
1.92		28,365	0.79		0 .85		0 .84		89 .5
(36.52)		26,459	0.77		–		0 .58		55 .6
13.22		42,510	0.75		–		0 .40		60 .9

13.48	(d)	2,493	1.64	(f)	–		(0 .73	) (f)	100 .2	(f)
5.63		151	1.65		–		(0 .74)		76 .1
23.96		232	1.65		–		(0 .46)		65 .2
1.08		203	1.65		–		(0 .02)		89 .5
(37.07)		218	1.65		–		(0 .28)		55 .6
12.24		414	1.63		–		(0 .47)		60 .9

13.61	(d)	3,419	1.51	(f)	–		(0 .61	) (f)	100 .2	(f)
5.79		1,169	1.52		–		(0 .62)		76 .1
24.08		1,195	1.52		–		(0 .33)		65 .2
1.18		1,091	1.52		–		0 .12		89 .5
(37.00)		1,312	1.52		–		(0 .16)		55 .6
12.42		2,626	1.50		–		(0 .35)		60 .9

13.71	(d)	5,217	1.33	(f)	–		(0 .41	) (f)	100 .2	(f)
6.00		629	1.34		–		(0 .44)		76 .1
24.26		889	1.34		–		(0 .15)		65 .2
1.45		700	1.34		–		0 .30		89 .5
(36.88)		1,050	1.34		–		0 .01		55 .6
12.55		1,930	1.32		–		(0 .17)		60 .9

13.80	(d)	3,845	1.14	(f)	–		(0 .24	) (f)	100 .2	(f)
6.19		2,011	1.15		–		(0 .25)		76 .1
24.52		2,139	1.15		–		0 .04		65 .2
1.63		1,914	1.15		–		0 .50		89 .5
(36.79)		1,746	1.15		–		0 .19		55 .6
12.82		2,141	1.13		–		0 .02		60 .9

13.85	(d)	9,756	1.02	(f)	–		(0 .11	) (f)	100 .2	(f)
6.28		3,418	1.03		–		(0 .13)		76 .1
24.72		3,314	1.03		–		0 .16		65 .2
1.76		2,856	1.03		–		0 .60		89 .5
(36.73)		1,181	1.03		–		0 .32		55 .6
12.85		2,584	1.01		–		0 .14		60 .9

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2012.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.

See accompanying notes.

				FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized	Total	Distributions	Total
		Value,	Investment	and Unrealized	From	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Gains	Distributions	of Period	Total Return
SMALLCAP GROWTH FUND I
Class J shares
2012	(c)	$9 .56	($0 .06)	$1 .31	$1 .25	($0 .58)	($0 .58)	$10 .23	14 .31%(d),	(e)
2011		8.50	(0.13)	1 .19	1 .06	–	–	9.56	12 .47	(e)
2010		6.27	(0.12)	2 .35	2 .23	–	–	8.50	35 .57	(e)
2009		5.52	(0.10)	0 .85	0 .75	–	–	6.27	13 .59	(e)
2008		10.79	(0.11)	( 4 .29)	( 4 .40)	( 0 .87)	(0.87)	5.52	(44 .11	) (e)
2007		8.83	(0.15)	2 .51	2 .36	( 0 .40)	( 0 .40)	10.79	27 .71	(e)
Institutional shares
2012	(c)	10.89	(0.04)	1 .51	1 .47	( 0 .58)	( 0 .58)	11.78	14 .60	(d)
2011		9.62	(0.08)	1 .35	1 .27	–	–	10.89	13 .20
2010		7.03	(0.06)	2 .65	2 .59	–	–	9.62	36 .85
2009		6.16	(0.04)	0 .91	0 .87	–	–	7.03	14 .12
2008		11.82	(0.04)	( 4 .75)	( 4 .79)	( 0 .87)	(0.87)	6.16	(43 .53)
2007		9.55	(0.07)	2 .74	2 .67	( 0 .40)	(0.40)	11.82	28 .90
R-1 shares
2012	(c)	10.22	(0.08)	1 .40	1 .32	( 0 .58)	( 0 .58)	10.96	14 .06	(d)
2011		9.11	(0.17)	1 .28	1 .11	–	–	10.22	12 .18
2010		6.72	(0.13)	2 .52	2 .39	–	–	9.11	35 .57
2009		5.92	(0.10)	0 .90	0 .80	–	–	6.72	13 .51
2008		11.50	(0.11)	( 4 .60)	( 4 .71)	( 0 .87)	(0.87)	5.92	(44 .09)
2007		9.38	(0.15)	2 .67	2 .52	( 0 .40)	(0.40)	11.50	27 .78
R-2 shares
2012	(c)	10.01	(0.07)	1 .37	1 .30	( 0 .58)	( 0 .58)	10.73	14 .16	(d)
2011		8.91	(0.15)	1 .25	1 .10	–	–	10.01	12 .35
2010		6.56	(0.11)	2 .46	2 .35	–	–	8.91	35 .82
2009		5.78	(0.08)	0 .86	0 .78	–	–	6.56	13 .49
2008		11.22	(0.10)	( 4 .47)	( 4 .57)	( 0 .87)	(0.87)	5.78	(43 .93)
2007		9.15	(0.14)	2 .61	2 .47	( 0 .40)	(0.40)	11.22	27 .94
R-3 shares
2012	(c)	10.24	(0.07)	1 .41	1 .34	( 0 .58)	( 0 .58)	11.00	14 .24	(d)
2011		9.09	(0.14)	1 .29	1 .15	–	–	10.24	12 .65
2010		6.69	(0.10)	2 .50	2 .40	–	–	9.09	35 .87
2009		5.88	(0.08)	0 .89	0 .81	–	–	6.69	13 .78
2008		11.38	(0.09)	( 4 .54)	( 4 .63)	( 0 .87)	(0.87)	5.88	(43 .83)
2007		9.25	(0.12)	2 .65	2 .53	( 0 .40)	(0.40)	11.38	28 .30
R-4 shares
2012	(c)	10.46	(0.06)	1 .45	1 .39	( 0 .58)	( 0 .58)	11.27	14 .42	(d)
2011		9.28	(0.12)	1 .30	1 .18	–	–	10.46	12 .72
2010		6.81	(0.09)	2 .56	2 .47	–	–	9.28	36 .27
2009		5.97	(0.07)	0 .91	0 .84	–	–	6.81	14 .07
2008		11.53	(0.07)	( 4 .62)	( 4 .69)	( 0 .87)	(0.87)	5.97	(43 .77)
2007		9.36	(0.10)	2 .67	2 .57	( 0 .40)	(0.40)	11.53	28 .40
R-5 shares
2012	(c)	10.65	(0.05)	1 .47	1 .42	( 0 .58)	( 0 .58)	11.49	14 .45	(d)
2011		9.43	(0.11)	1 .33	1 .22	–	–	10.65	12 .94
2010		6.91	(0.08)	2 .60	2 .52	–	–	9.43	36 .47
2009		6.06	(0.06)	0 .91	0 .85	–	–	6.91	14 .03
2008		11.68	(0.06)	( 4 .69)	( 4 .75)	( 0 .87)	(0.87)	6.06	(43 .72)
2007		9.46	(0.09)	2 .71	2 .62	( 0 .40)	(0.40)	11.68	28 .64

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC. (unaudited)

Ratio of Gross
Net Assets, End of			Expenses to		Ratio of Net		Portfolio
Period (in	Ratio of Expenses to		Average Net		Investment Income to		Turnover
thousands)	Average Net Assets		Assets(b)		Average Net Assets		Rate

$23,909	1.64	%(f)	1.84	%(f)	(1 .26	)%(f)	70 .2	%(f)
21,887	1 .67		1.83		(1 .34)		90 .3
15,935	1 .98		2.07		(1 .60)		125 .2
10,076	2 .21		2.27		(1 .80)		159 .5
6,867	1 .99		–		(1 .32)		115 .5
12,437	2 .02		–		(1 .56)		85 .0

1,326,148	1 .08	(f)	1.10	(f)	(0 .70	) (f)	70 .2	(f)
1,185,260	1 .07		1.09		(0 .74)		90 .3
748,898	1 .09		1.12		(0 .71)		125 .2
367,233	1 .11		1.12		(0 .69)		159 .5
104,406	1 .12		–		(0 .46)		115 .5
173,460	1 .10		–		(0 .63)		85 .0

2,730	1.95 (f)	,(g)	–		(1 .57	) (f)	70 .2	(f)
2,314	1 .95	(g)	–		(1 .61)		90 .3
1,905	1 .97	(g)	–		(1 .59)		125 .2
1,139	1 .98	(g)	–		(1 .55)		159 .5
267	2 .00		–		(1 .34)		115 .5
202	1 .98		–		(1 .50)		85 .0

3,331	1.82 (f)	,(g)	–		(1 .44	) (f)	70 .2	(f)
2,867	1 .82	(g)	–		(1 .48)		90 .3
3,735	1 .84	(g)	–		(1 .45)		125 .2
2,280	1 .85	(g)	–		(1 .44)		159 .5
1,285	1 .87		–		(1 .21)		115 .5
2,040	1 .85		–		(1 .37)		85 .0

12,268	1.64 (f)	,(g)	–		(1 .26	) (f)	70 .2	(f)
12,559	1 .64	(g)	–		(1 .31)		90 .3
7,952	1 .66	(g)	–		(1 .27)		125 .2
4,753	1 .67	(g)	–		(1 .26)		159 .5
1,914	1 .69		–		(1 .03)		115 .5
3,315	1 .67		–		(1 .19)		85 .0

11,117	1.45 (f)	,(g)	–		(1 .07	) (f)	70 .2	(f)
8,266	1 .45	(g)	–		(1 .11)		90 .3
5,503	1 .47	(g)	–		(1 .08)		125 .2
3,536	1 .48	(g)	–		(1 .07)		159 .5
1,791	1 .50		–		(0 .84)		115 .5
934	1 .48		–		(1 .01)		85 .0

27,705	1.33 (f)	,(g)	–		(0 .95	) (f)	70 .2	(f)
21,633	1 .33	(g)	–		(1 .00)		90 .3
13,515	1 .35	(g)	–		(0 .97)		125 .2
6,124	1 .36	(g)	–		(0 .97)		159 .5
4,123	1 .38		–		(0 .72)		115 .5
8,766	1 .36		–		(0 .88)		85 .0

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2012.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.

See accompanying notes.

				FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Distributions	Total
		Value,	Investment	and Unrealized	Total From	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Gains	Distributions	of Period	Total Return
SMALLCAP GROWTH FUND II
Class J shares
2012	(c)	$7 .27	($0 .05)	$1 .38	$1 .33	$–	$–	$8.60	18 .29%(d),(	e)
2011		6.79	(0.09)	0 .57	0 .48	–	–	7.27	7 .07	(e)
2010		5.29	(0.08)	1 .58	1 .50	–	–	6.79	28 .36	(e)
2009		4.99	(0.06)	0 .36	0 .30	–	–	5.29	6 .01	(e)
2008		9.31	(0.10)	( 3 .68)	( 3 .78)	( 0 .54)	(0.54)	4.99	(42 .82	) (e)
2007		8.68	(0.12)	1 .45	1 .33	( 0 .70)	( 0 .70)	9.31	16 .33	(e)
Institutional shares
2012	(c)	8.39	(0.03)	1 .59	1 .56	–	–	9.95	18 .59	(d)
2011		7.79	(0.06)	0 .66	0 .60	–	–	8.39	7 .70
2010		6.03	(0.05)	1 .81	1 .76	–	–	7.79	29 .19
2009		5.66	(0.04)	0 .41	0 .37	–	–	6.03	6 .54
2008		10.39	(0.05)	( 4 .14)	( 4 .19)	( 0 .54)	(0.54)	5.66	(42 .29)
2007		9.54	(0.05)	1 .60	1 .55	( 0 .70)	(0.70)	10.39	17 .22
R-1 shares
2012	(c)	7.87	(0.07)	1 .49	1 .42	–	–	9.29	18 .04	(d)
2011		7.38	(0.13)	0 .62	0 .49	–	–	7.87	6 .64
2010		5.76	(0.10)	1 .72	1 .62	–	–	7.38	28 .12
2009		5.45	(0.08)	0 .39	0 .31	–	–	5.76	5 .69
2008		10.12	(0.12)	( 4 .01)	( 4 .13)	( 0 .54)	(0.54)	5.45	(42 .85)
2007		9.38	(0.14)	1 .58	1 .44	( 0 .70)	(0.70)	10.12	16 .29
R-2 shares
2012	(c)	7.61	(0.06)	1 .44	1 .38	–	–	8.99	18 .13	(d)
2011		7.12	(0.11)	0 .60	0 .49	–	–	7.61	6 .88
2010		5.55	(0.09)	1 .66	1 .57	–	–	7.12	28 .29
2009		5.25	(0.07)	0 .37	0 .30	–	–	5.55	5 .71
2008		9.75	(0.10)	( 3 .86)	( 3 .96)	( 0 .54)	(0.54)	5.25	(42 .73)
2007		9.06	(0.12)	1 .51	1 .39	( 0 .70)	(0.70)	9.75	16 .31
R-3 shares
2012	(c)	7.86	(0.05)	1 .49	1 .44	–	–	9.30	18 .32	(d)
2011		7.34	(0.10)	0 .62	0 .52	–	–	7.86	7 .08
2010		5.71	(0.08)	1 .71	1 .63	–	–	7.34	28 .55
2009		5.40	(0.06)	0 .37	0 .31	–	–	5.71	5 .74
2008		9.98	(0.09)	( 3 .95)	( 4 .04)	( 0 .54)	(0.54)	5.40	(42 .54)
2007		9.24	(0.10)	1 .54	1 .44	( 0 .70)	(0.70)	9.98	16 .55
R-4 shares
2012	(c)	8.01	(0.05)	1 .52	1 .47	–	–	9.48	18 .35	(d)
2011		7.47	(0.09)	0 .63	0 .54	–	–	8.01	7 .23
2010		5.80	(0.07)	1 .74	1 .67	–	–	7.47	28 .79
2009		5.47	(0.05)	0 .38	0 .33	–	–	5.80	6 .03
2008		10.09	(0.08)	( 4 .00)	( 4 .08)	( 0 .54)	(0.54)	5.47	(42 .47)
2007		9.31	(0.09)	1 .57	1 .48	( 0 .70)	(0.70)	10.09	16 .87
R-5 shares
2012	(c)	8.14	(0.04)	1 .55	1 .51	–	–	9.65	18 .55	(d)
2011		7.59	(0.08)	0 .63	0 .55	–	–	8.14	7 .25
2010		5.88	(0.06)	1 .77	1 .71	–	–	7.59	29 .08
2009		5.54	(0.05)	0 .39	0 .34	–	–	5.88	6 .14
2008		10.21	(0.07)	( 4 .06)	( 4 .13)	( 0 .54)	(0.54)	5.54	(42 .46)
2007		9.41	(0.08)	1 .58	1 .50	( 0 .70)	(0.70)	10.21	16 .91

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL FUNDS, INC. (unaudited)

Ratio of Gross
Net Assets, End			Expenses to	Ratio of Net
of Period (in	Ratio of Expenses to		Average Net	Investment Income to		Portfolio
thousands)	Average Net Assets		Assets(b)	Average Net Assets		Turnover Rate

$20,533	1.58	%(f)	1.92%(f)	(1 .25	)%(f)	96 .7	%(f)
16,732	1.58		1.83	(1 .22)		77 .0
17,400	1.58		1.89	(1 .24)		81 .0
14,907	1.59		1.98	(1 .23)		131 .8
14,841	1.85		–	(1 .44)		78 .0
27,431	1.84		–	(1 .39)		62 .9

148,591	1.02 (f)	,(g)	–	(0 .69	) (f)	96 .7	(f)
132,587	1.01	(g)	–	(0 .62)		77 .0
215,546	1.01	(g)	–	(0 .67)		81 .0
271,187	1.01	(g)	–	(0 .65)		131 .8
279,437	1.01		–	(0 .60)		78 .0
577,388	1.00		–	(0 .54)		62 .9

1,307	1.90 (f)	,(g)	–	(1 .57	) (f)	96 .7	(f)
1,007	1.89	(g)	–	(1 .53)		77 .0
1,239	1.89	(g)	–	(1 .55)		81 .0
1,212	1.89	(g)	–	(1 .52)		131 .8
1,187	1.89		–	(1 .48)		78 .0
1,945	1.87		–	(1 .43)		62 .9

3,313	1.77 (f)	,(g)	–	(1 .44	) (f)	96 .7	(f)
3,061	1.76	(g)	–	(1 .37)		77 .0
5,723	1.76	(g)	–	(1 .42)		81 .0
6,173	1.76	(g)	–	(1 .39)		131 .8
6,520	1.76		–	(1 .35)		78 .0
15,348	1.74		–	(1 .29)		62 .9

5,469	1.59 (f)	,(g)	–	(1 .26	) (f)	96 .7	(f)
5,675	1.58	(g)	–	(1 .23)		77 .0
5,728	1.58	(g)	–	(1 .24)		81 .0
6,620	1.58	(g)	–	(1 .21)		131 .8
7,908	1.58		–	(1 .17)		78 .0
17,704	1.56		–	(1 .11)		62 .9

5,202	1.40 (f)	,(g)	–	(1 .06	) (f)	96 .7	(f)
4,035	1.39	(g)	–	(1 .04)		77 .0
4,205	1.39	(g)	–	(1 .05)		81 .0
5,824	1.39	(g)	–	(1 .03)		131 .8
5,468	1.39		–	(0 .98)		78 .0
9,794	1.37		–	(0 .93)		62 .9

9,559	1.28 (f)	,(g)	–	(0 .95	) (f)	96 .7	(f)
8,033	1.27	(g)	–	(0 .92)		77 .0
10,129	1.27	(g)	–	(0 .93)		81 .0
16,391	1.27	(g)	–	(0 .91)		131 .8
18,828	1.27		–	(0 .86)		78 .0
40,400	1.25		–	(0 .80)		62 .9

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2012.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SMALLCAP S&P 600 INDEX FUND
Class J shares
2012	(c)	$15 .03	$0.06	$1 .78	$1 .84	($0 .05)	$–	($0 .05)	$16.82
2011		13.77	0 .07	1 .26	1 .33	( 0 .07)	–	( 0 .07)	15 .03
2010		11.04	0 .03	2 .73	2 .76	( 0 .03)	–	( 0 .03)	13 .77
2009		11.48	0 .04	0 .34	0 .38	( 0 .09)	(0.73)	( 0 .82)	11 .04
2008		18.74	0 .09	( 5 .78)	( 5 .69)	( 0 .05)	(1.52)	( 1 .57)	11 .48
2007		17.99	0 .05	1 .81	1 .86	( 0 .02)	(1.09)	( 1 .11)	18 .74
Institutional shares
2012	(c)	15.63	0 .10	1 .84	1 .94	( 0 .12)	–	( 0 .12)	17 .45
2011		14.31	0 .15	1 .32	1 .47	( 0 .15)	–	( 0 .15)	15 .63
2010		11.48	0 .11	2 .83	2 .94	( 0 .11)	–	( 0 .11)	14 .31
2009		11.91	0 .12	0 .36	0 .48	( 0 .18)	(0.73)	( 0 .91)	11 .48
2008		19.37	0 .20	( 5 .99)	( 5 .79)	( 0 .15)	(1.52)	( 1 .67)	11 .91
2007		18.58	0 .18	1 .85	2 .03	( 0 .15)	(1.09)	( 1 .24)	19 .37
R-1 shares
2012	(c)	15.43	0 .03	1 .84	1 .87	–	–	–	17 .30
2011		14.15	0 .02	1 .29	1 .31	( 0 .03)	–	( 0 .03)	15 .43
2010		11.37	–	2 .81	2 .81	( 0 .03)	–	( 0 .03)	14 .15
2009		11.77	0 .03	0 .37	0 .40	( 0 .07)	(0.73)	( 0 .80)	11 .37
2008		19.18	0 .06	( 5 .94)	( 5 .88)	( 0 .01)	(1.52)	( 1 .53)	11 .77
2007		18.41	0 .01	1 .85	1 .86	–	(1.09)	( 1 .09)	19 .18
R-2 shares
2012	(c)	15.70	0 .04	1 .87	1 .91	–	–	–	17 .61
2011		14.39	0 .04	1 .31	1 .35	( 0 .04)	–	( 0 .04)	15 .70
2010		11.54	0 .02	2 .86	2 .88	( 0 .03)	–	( 0 .03)	14 .39
2009		11.94	0 .05	0 .36	0 .41	( 0 .08)	(0.73)	( 0 .81)	11 .54
2008		19.42	0 .08	( 6 .01)	( 5 .93)	( 0 .03)	(1.52)	( 1 .55)	11 .94
2007		18.61	0 .04	1 .87	1 .91	( 0 .01)	(1.09)	( 1 .10)	19 .42
R-3 shares
2012	(c)	15.83	0 .06	1 .87	1 .93	( 0 .03)	–	( 0 .03)	17 .73
2011		14.50	0 .07	1 .33	1 .40	( 0 .07)	–	( 0 .07)	15 .83
2010		11.63	0 .04	2 .88	2 .92	( 0 .05)	–	( 0 .05)	14 .50
2009		12.04	0 .07	0 .36	0 .43	( 0 .11)	(0.73)	( 0 .84)	11 .63
2008		19.57	0 .11	( 6 .06)	( 5 .95)	( 0 .06)	(1.52)	( 1 .58)	12 .04
2007		18.75	0 .07	1 .88	1 .95	( 0 .04)	(1.09)	( 1 .13)	19 .57
R-4 shares
2012	(c)	15.94	0 .08	1 .88	1 .96	( 0 .07)	–	( 0 .07)	17 .83
2011		14.61	0 .10	1 .33	1 .43	( 0 .10)	–	( 0 .10)	15 .94
2010		11.71	0 .07	2 .90	2 .97	( 0 .07)	–	( 0 .07)	14 .61
2009		12.13	0 .09	0 .36	0 .45	( 0 .14)	(0.73)	( 0 .87)	11 .71
2008		19.70	0 .14	( 6 .10)	( 5 .96)	( 0 .09)	(1.52)	( 1 .61)	12 .13
2007		18.87	0 .11	1 .89	2 .00	( 0 .08)	(1.09)	( 1 .17)	19 .70
R-5 shares
2012	(c)	16.00	0 .09	1 .88	1 .97	( 0 .08)	–	( 0 .08)	17 .89
2011		14.65	0 .12	1 .35	1 .47	( 0 .12)	–	( 0 .12)	16 .00
2010		11.75	0 .08	2 .90	2 .98	( 0 .08)	–	( 0 .08)	14 .65
2009		12.15	0 .10	0 .38	0 .48	( 0 .15)	(0.73)	( 0 .88)	11 .75
2008		19.74	0 .16	( 6 .12)	( 5 .96)	( 0 .11)	(1.52)	( 1 .63)	12 .15
2007		18.90	0 .13	1 .90	2 .03	( 0 .10)	(1.09)	( 1 .19)	19 .74

See accompanying notes.

			FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC. (unaudited)

					Ratio of Gross		Ratio of Net
		Net Assets, End	Ratio of Expenses		Expenses to		Investment Income
		of Period (in	to Average Net		Average Net		to Average Net		Portfolio
Total Return		thousands)	Assets		Assets(b)		Assets		Turnover Rate

12.27%(d),(e)		$100,039	0.69	%(f)	0 .88	%(f)	0 .75	%(f)	22 .4	%(f)
9.67	(e)	89,701	0.67		0 .81		0 .49		19 .1
25.09	(e)	82,762	0.81		0 .88		0 .22		30 .1
4.55	(e)	64,977	0.93		0 .98		0 .46		22 .8
(32.80	) (e)	60,133	0.84		–		0 .60		58 .8
10.67	(e)	87,109	0.82		–		0 .29		62 .0

12.52	(d)	181,660	0.20	(f)	0 .25	(f)	1 .24	(f)	22 .4	(f)
10.25		143,892	0.20		0 .28		0 .94		19 .1
25.70		85,231	0.20		0 .30		0 .83		30 .1
5.40		201,800	0.19		0 .22		1 .18		22 .8
(32.33)		194,154	0.16		–		1 .28		58 .8
11.40		235,208	0.15		–		0 .96		62 .0

12.12	(d)	9,035	1.04	(f)	–		0.40	(f)	22.4	(f)
9.26		8,033	1.04		–		0 .11		19 .1
24.71		7,286	1.05		–		(0 .02)		30 .1
4.57		5,360	1.04		–		0 .31		22 .8
(32.98)		3,290	1.04		–		0 .40		58 .8
10.44		4,520	1.03		–		0 .08		62 .0

12.17	(d)	15,566	0.91	(f)	–		0.54	(f)	22.4	(f)
9.39		15,045	0.91		–		0 .26		19 .1
24.98		19,492	0.92		–		0 .11		30 .1
4.58		16,679	0.91		–		0 .46		22 .8
(32.85)		14,810	0.91		–		0 .53		58 .8
10.61		25,125	0.90		–		0 .21		62 .0

12.21	(d)	54,170	0.73	(f)	–		0.72	(f)	22.4	(f)
9.66		46,472	0.73		–		0 .43		19 .1
25.18		47,049	0.74		–		0 .30		30 .1
4.78		41,150	0.73		–		0 .65		22 .8
(32.74)		34,569	0.73		–		0 .71		58 .8
10.78		50,068	0.72		–		0 .39		62 .0

12.36	(d)	49,074	0.54	(f)	–		0.89	(f)	22.4	(f)
9.79		45,058	0.54		–		0 .61		19 .1
25.44		36,410	0.55		–		0 .49		30 .1
4.98		28,218	0.54		–		0 .83		22 .8
(32.61)		20,987	0.54		–		0 .90		58 .8
10.99		17,278	0.53		–		0 .59		62 .0

12.39	(d)	115,581	0.42	(f)	–		1.03	(f)	22.4	(f)
10.02		101,159	0.42		–		0 .73		19 .1
25.49		87,847	0.43		–		0 .61		30 .1
5.17		71,575	0.42		–		0 .95		22 .8
(32.56)		57,389	0.42		–		1 .01		58 .8
11.16		90,876	0.41		–		0 .70		62 .0

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2012.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized	Total	Dividends	Distributions	Total
		Value,	Investment	and Unrealized	From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SMALLCAP VALUE FUND II
Class J shares
2012	(c)	$8.93	$–	$0 .93	$0 .93	$–	$–	$–	$9 .86
2011		8.57	( 0 .02)	0 .38	0 .36	–	–	–	8.93
2010		6.84	( 0 .04)	1 .77	1 .73	–	–	–	8.57
2009	(g)	4.14	( 0 .02)	2 .72	2 .70	–	–	–	6.84
Institutional shares
2012	(c)	9.06	0 .03	0 .94	0 .97	( 0 .04)	–	( 0 .04)	9 .99
2011		8.67	0 .04	0 .39	0 .43	( 0 .04)	–	( 0 .04)	9 .06
2010		6.87	0 .03	1 .80	1 .83	( 0 .03)	–	( 0 .03)	8 .67
2009		6.97	0 .03	0 .50	0 .53	( 0 .05)	(0.58)	( 0 .63)	6 .87
2008		13.07	0 .05	( 4 .36)	( 4 .31)	( 0 .03)	(1.76)	( 1 .79)	6 .97
2007		13.98	0 .04	0 .42	0 .46	( 0 .07)	(1.30)	( 1 .37)	13 .07
R-1 shares
2012	(c)	8.65	( 0 .01)	0 .90	0 .89	–	–	–	9.54
2011		8.33	( 0 .04)	0 .37	0 .33	( 0 .01)	–	( 0 .01)	8 .65
2010		6.64	( 0 .04)	1 .73	1 .69	–	–	–	8.33
2009		6.75	( 0 .03)	0 .50	0 .47	–	(0.58)	( 0 .58)	6 .64
2008		12.78	( 0 .03)	( 4 .24)	( 4 .27)	–	(1.76)	( 1 .76)	6 .75
2007		13.75	( 0 .09)	0 .42	0 .33	–	(1.30)	( 1 .30)	12 .78
R-2 shares
2012	(c)	8.69	–	0 .90	0 .90	–	–	–	9.59
2011		8.36	( 0 .03)	0 .38	0 .35	( 0 .02)	–	( 0 .02)	8 .69
2010		6.65	( 0 .03)	1 .74	1 .71	–	–	–	8.36
2009		6.76	( 0 .02)	0 .49	0 .47	–	(0.58)	( 0 .58)	6 .65
2008		12.77	( 0 .02)	( 4 .23)	( 4 .25)	–	(1.76)	( 1 .76)	6 .76
2007		13.72	( 0 .07)	0 .42	0 .35	–	(1.30)	( 1 .30)	12 .77
R-3 shares
2012	(c)	8.84	–	0 .92	0 .92	–	–	–	9.76
2011		8.48	( 0 .01)	0 .37	0 .36	–	–	–	8.84
2010		6.74	( 0 .01)	1 .75	1 .74	–	–	–	8.48
2009		6.83	( 0 .01)	0 .50	0 .49	–	(0.58)	( 0 .58)	6 .74
2008		12.87	–	( 4 .28)	( 4 .28)	–	(1.76)	( 1 .76)	6 .83
2007		13.79	( 0 .08)	0 .46	0 .38	–	(1.30)	( 1 .30)	12 .87
R-4 shares
2012	(c)	8.90	0 .01	0 .93	0 .94	( 0 .02)	–	( 0 .02)	9 .82
2011		8.54	–	0 .39	0 .39	( 0 .03)	–	( 0 .03)	8 .90
2010		6.78	–	1 .76	1 .76	–	–	–	8.54
2009		6.88	–	0 .51	0 .51	( 0 .03)	(0.58)	( 0 .61)	6 .78
2008		12.94	0 .02	( 4 .32)	( 4 .30)	–	(1.76)	( 1 .76)	6 .88
2007		13.85	( 0 .02)	0 .42	0 .40	( 0 .01)	(1.30)	( 1 .31)	12 .94
R-5 shares
2012	(c)	8.96	0 .02	0 .94	0 .96	( 0 .02)	–	( 0 .02)	9 .90
2011		8.59	0 .02	0 .38	0 .40	( 0 .03)	–	( 0 .03)	8 .96
2010		6.82	0 .01	1 .77	1 .78	( 0 .01)	–	( 0 .01)	8 .59
2009		6.92	0 .01	0 .51	0 .52	( 0 .04)	(0.58)	( 0 .62)	6 .82
2008		12.99	0 .03	( 4 .33)	( 4 .30)	( 0 .01)	(1.76)	( 1 .77)	6 .92
2007		13.90	( 0 .02)	0 .44	0 .42	( 0 .03)	(1.30)	( 1 .33)	12 .99

See accompanying notes.

			FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC. (unaudited)

					Ratio of Gross
		Net Assets,			Expenses to		Ratio of Net		Portfolio
		End of Period	Ratio of Expenses to		Average Net		Investment Income to		Turnover
Total Return		(in thousands)	Average Net Assets		Assets(b)		Average Net Assets		Rate

10.41%(d),(e)		$11,587	1.70%(f)		1 .91%(f)		(0 .05)%(f)		40 .9	%(f)
4.20	(e)	10,466	1.64		1 .81		(0 .21)		54 .4
25.29	(e)	11,004	1.93		2 .05		(0 .52)		54 .5
65.22 (d)	,(e)	7,791	1.93	(f)	2 .61	(f)	(0 .52	) (f)	79 .1	(f)

10.78	(d)	998,290	0.98	(f)	1 .01	(f)	0 .67	(f)	40 .9	(f)
4.93		957,766	0.98		1 .00		0 .45		54 .4
26.64		736,530	1.00		1 .02		0 .41		54 .5
10.02		319,448	1.01		1 .03		0 .43		79 .1
(37.60)		160,758	1.02		–		0 .57		61 .6
3.28		343,408	1.00		–		0 .27		58 .7

10.29	(d)	2,086	1.86 (f)	,(h)	–		(0 .20	) (f)	40 .9	(f)
3.95		2,059	1.86	(h)	–		(0 .43)		54 .4
25.45		1,038	1.87	(h)	–		(0 .47)		54 .5
9.18		741	1.88	(h)	–		(0 .45)		79 .1
(38.13)		229	1.90		–		(0 .33)		61 .6
2.32		321	1.88		–		(0 .72)		58 .7

10.36	(d)	5,885	1.73 (f)	,(h)	–		(0 .06	) (f)	40 .9	(f)
4.12		5,607	1.73	(h)	–		(0 .31)		54 .4
25.71		2,189	1.74	(h)	–		(0 .33)		54 .5
9.16		2,226	1.75	(h)	–		(0 .31)		79 .1
(37.99)		857	1.77		–		(0 .18)		61 .6
2.49		1,721	1.75		–		(0 .56)		58 .7

10.41	(d)	11,723	1.55 (f)	,(h)	–		0.10	(f)	40.9	(f)
4.29		11,461	1.55	(h)	–		(0 .11)		54 .4
25.82		12,722	1.56	(h)	–		(0 .15)		54 .5
9.42		10,045	1.57	(h)	–		(0 .13)		79 .1
(37.92)		5,552	1.59		–		0 .00		61 .6
2.71		12,654	1.57		–		(0 .60)		58 .7

10.53	(d)	12,853	1.36 (f)	,(h)	–		0.30	(f)	40.9	(f)
4.53		11,939	1.36	(h)	–		0 .05		54 .4
26.03		2,703	1.37	(h)	–		0 .06		54 .5
9.71		2,456	1.38	(h)	–		0 .08		79 .1
(37.85)		1,973	1.40		–		0 .18		61 .6
2.89		1,993	1.38		–		(0 .15)		58 .7

10.68	(d)	13,405	1.24 (f)	,(h)	–		0.42	(f)	40.9	(f)
4.63		12,994	1.24	(h)	–		0 .20		54 .4
26.16		6,871	1.25	(h)	–		0 .16		54 .5
9.76		7,404	1.26	(h)	–		0 .19		79 .1
(37.75)		4,026	1.28		–		0 .28		61 .6
3.02		3,703	1.26		–		(0 .18)		58 .7

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2012.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Period from March 2, 2009, date operations commenced, through October 31, 2009.
(h)	Reflects Manager's contractual expense limit.

See accompanying notes.

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS,INC.
April 30, 2012 (unaudited)

As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs (for Class J shares only), including contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees (for certain share classes); and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder of Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime Strategic Income Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, or SAM Strategic Growth Portfolio, your fund will indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012), unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual fee of $15.00 or $30.00 may apply to IRA or 403(b) accounts within Class J shares, respectively. R-1, R-2, R-3, R-4, and R-5 classes of shares may be purchased only through retirement plans. Such plans may impose fees in addition to those charged by the Fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

			Actual				Hypothetical
				Expenses Paid				Expenses Paid
		Beginning	Ending	During Period		Beginning		During Period
		Account Value	Account	November 1,		Account Value	Ending	November 1,		Annualized
		November 1,	Value April	2011 to April		November 1,	Account Value	2011 to April		Expense
		2011	30, 2012	30, 2012	(a)	2011	April 30, 2012	30, 2012	(a)	Ratio
	Bond & Mortgage Securities Fund
	Class J	$1,000.00	$1,037.02	$5.01		$1,000.00	$1,019.94	$4.97		0.99%
	Institutional	1,000.00	1,040.61	2.69		1,000.00	1,022.23	2.66		0.53
R	-1	1,000.00	1,035.13	7.13		1,000.00	1,017.85	7.07		1.41
R	-2	1,000.00	1,036.14	6.48		1,000.00	1,018.50	6.42		1.28
R	-3	1,000.00	1,036.92	5.57		1,000.00	1,019.39	5.52		1.10
R	-4	1,000.00	1,038.19	4.61		1,000.00	1,020.34	4.57		0.91
R	-5	1,000.00	1,038.47	4.00		1,000.00	1,020.93	3.97		0.79

	Core Plus Bond Fund I
	Institutional	1,000.00	1,046.67	2.85		1,000.00	1,022.08	2.82		0.56
R	-1	1,000.00	1,041.64	7.31		1,000.00	1,017.70	7.22		1.44
R	-2	1,000.00	1,042.38	6.65		1,000.00	1,018.35	6.57		1.31
R	-3	1,000.00	1,043.47	5.74		1,000.00	1,019.24	5.67		1.13
R	-4	1,000.00	1,044.10	4.78		1,000.00	1,020.19	4.72		0.94
R	-5	1,000.00	1,044.87	4.17		1,000.00	1,020.79	4.12		0.82

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2012 (unaudited)

			Actual				Hypothetical
				Expenses Paid				Expenses Paid
		Beginning	Ending	During Period		Beginning		During Period
		Account Value	Account	November 1,		Account Value	Ending	November 1,		Annualized
		November 1,	Value April	2011 to April		November 1,	Account Value	2011 to April		Expense
		2011	30, 2012	30, 2012	(a)	2011	April 30, 2012	30, 2012	(a)	Ratio
	Diversified International Fund
	Class J	$1,000.00	$1,059.04	$7.22		$1,000.00	$1,017.85	$7.07		1.41%
	Institutional	1,000.00	1,061.12	4.56		1,000.00	1,020.44	4.47		0.89
R	-1	1,000.00	1,055.90	9.05		1,000.00	1,016.06	8.87		1.77
R	-2	1,000.00	1,057.00	8.39		1,000.00	1,016.71	8.22		1.64
R	-3	1,000.00	1,059.17	7.47		1,000.00	1,017.60	7.32		1.46
R	-4	1,000.00	1,059.20	6.50		1,000.00	1,018.55	6.37		1.27
R	-5	1,000.00	1,059.61	5.89		1,000.00	1,019.14	5.77		1.15

	Equity Income Fund
	Institutional	1,000.00	1,108.90	2.73		1,000.00	1,022.28	2.61		0.52
R	-1	1,000.00	1,104.76	7.27		1,000.00	1,017.95	6.97		1.39
R	-2	1,000.00	1,105.34	6.60		1,000.00	1,018.60	6.32		1.26
R	-3	1,000.00	1,106.45	5.66		1,000.00	1,019.49	5.42		1.08
R	-4	1,000.00	1,107.39	4.66		1,000.00	1,020.44	4.47		0.89
R	-5	1,000.00	1,107.77	4.04		1,000.00	1,021.03	3.87		0.77

	Global Diversified Income Fund
	Institutional	1,000.00	1,078.60	4.13		1,000.00	1,020.89	4.02		0.80

	Global Real Estate Securities Fund
	Institutional	1,000.00	1,112.18	4.99		1,000.00	1,020.14	4.77		0.95

	Government & High Quality Bond
	Fund
	Class J	1,000.00	1,021.91	5.03		1,000.00	1,019.89	5.02		1.00
	Institutional	1,000.00	1,024.42	2.57		1,000.00	1,022.33	2.56		0.51
R	-1	1,000.00	1,021.35	6.48		1,000.00	1,018.45	6.47		1.29
R	-2	1,000.00	1,022.02	5.83		1,000.00	1,019.10	5.82		1.16
R	-3	1,000.00	1,022.93	4.93		1,000.00	1,019.99	4.92		0.98
R	-4	1,000.00	1,023.88	3.98		1,000.00	1,020.93	3.97		0.79
R	-5	1,000.00	1,024.48	3.37		1,000.00	1,021.53	3.37		0.67

	High Yield Fund
	Institutional	1,000.00	1,068.71	2.88		1,000.00	1,022.08	2.82		0.56

	High Yield Fund I
	Institutional	1,000.00	1,066.09	3.29		1,000.00	1,021.68	3.22		0.64

	Income Fund
	Class J	1,000.00	1,037.28	5.47		1,000.00	1,019.49	5.42		1.08
	Institutional	1,000.00	1,041.23	2.64		1,000.00	1,022.28	2.61		0.52
R	-1	1,000.00	1,036.76	6.99		1,000.00	1,018.00	6.92		1.38
R	-2	1,000.00	1,037.39	6.33		1,000.00	1,018.65	6.27		1.25
R	-3	1,000.00	1,038.31	5.42		1,000.00	1,019.54	5.37		1.07
R	-4	1,000.00	1,038.23	4.46		1,000.00	1,020.49	4.42		0.88
R	-5	1,000.00	1,038.90	3.85		1,000.00	1,021.08	3.82		0.76

	Inflation Protection Fund
	Class J	1,000.00	1,031.38	5.81		1,000.00	1,019.14	5.77		1.15
	Institutional	1,000.00	1,035.00	2.02		1,000.00	1,022.87	2.01		0.40
R	-1	1,000.00	1,030.12	6.46		1,000.00	1,018.50	6.42		1.28
R	-2	1,000.00	1,031.37	5.81		1,000.00	1,019.14	5.77		1.15
R	-3	1,000.00	1,032.58	4.90		1,000.00	1,020.04	4.87		0.97
R	-4	1,000.00	1,032.63	3.94		1,000.00	1,020.98	3.92		0.78
R	-5	1,000.00	1,033.78	3.34		1,000.00	1,021.58	3.32		0.66

	International Emerging Markets Fund
	Class J	1,000.00	1,066.40	8.99		1,000.00	1,016.16	8.77		1.75
	Institutional	1,000.00	1,068.99	6.64		1,000.00	1,018.45	6.47		1.29
R	-1	1,000.00	1,064.33	11.04		1,000.00	1,014.17	10.77		2.15
R	-2	1,000.00	1,065.25	10.37		1,000.00	1,014.82	10.12		2.02
R	-3	1,000.00	1,065.77	9.45		1,000.00	1,015.71	9.22		1.84
R	-4	1,000.00	1,066.83	8.48		1,000.00	1,016.66	8.27		1.65
R	-5	1,000.00	1,067.58	7.87		1,000.00	1,017.26	7.67		1.53

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2012 (unaudited)

			Actual				Hypothetical
				Expenses Paid				Expenses Paid
		Beginning	Ending	During Period		Beginning		During Period
		Account Value	Account	November 1,		Account Value	Ending	November 1,		Annualized
		November 1,	Value April	2011 to April		November 1,	Account Value	2011 to April		Expense
		2011	30, 2012	30, 2012	(a)	2011	April 30, 2012	30, 2012	(a)	Ratio
	International Fund I
	Institutional	$1,000.00	$1,054.43	$5.01		$1,000.00	$1,019.99	$4.92		0.98%
R	-1	1,000.00	1,050.22	9.48		1,000.00	1,015.61	9.32		1.86
R	-2	1,000.00	1,050.98	8.82		1,000.00	1,016.26	8.67		1.73
R	-3	1,000.00	1,051.79	7.91		1,000.00	1,017.16	7.77		1.55
R	-4	1,000.00	1,051.84	6.94		1,000.00	1,018.10	6.82		1.36
R	-5	1,000.00	1,052.85	6.33		1,000.00	1,018.70	6.22		1.24

	LargeCap Blend Fund II
	Class J	1,000.00	1,120.41	6.27		1,000.00	1,018.95	5.97		1.19
	Institutional	1,000.00	1,123.13	3.96		1,000.00	1,021.13	3.77		0.75
R	-1	1,000.00	1,117.89	8.48		1,000.00	1,016.86	8.07		1.61
R	-2	1,000.00	1,118.33	7.79		1,000.00	1,017.50	7.42		1.48
R	-3	1,000.00	1,120.24	6.85		1,000.00	1,018.40	6.52		1.30
R	-4	1,000.00	1,121.24	5.85		1,000.00	1,019.34	5.57		1.11
R	-5	1,000.00	1,121.74	5.22		1,000.00	1,019.94	4.97		0.99

	LargeCap Growth Fund
	Class J	1,000.00	1,134.13	6.26		1,000.00	1,019.00	5.92		1.18
	Institutional	1,000.00	1,137.49	3.40		1,000.00	1,021.68	3.22		0.64
R	-1	1,000.00	1,132.12	8.06		1,000.00	1,017.30	7.62		1.52
R	-2	1,000.00	1,133.85	7.37		1,000.00	1,017.95	6.97		1.39
R	-3	1,000.00	1,134.38	6.42		1,000.00	1,018.85	6.07		1.21
R	-4	1,000.00	1,135.53	5.42		1,000.00	1,019.79	5.12		1.02
R	-5	1,000.00	1,137.26	4.78		1,000.00	1,020.39	4.52		0.90

	LargeCap Growth Fund I
	Class J	1,000.00	1,141.23	6.12		1,000.00	1,019.14	5.77		1.15
	Institutional	1,000.00	1,145.01	3.25		1,000.00	1,021.83	3.07		0.61
R	-1	1,000.00	1,140.17	7.88		1,000.00	1,017.50	7.42		1.48
R	-2	1,000.00	1,140.91	7.19		1,000.00	1,018.15	6.77		1.35
R	-3	1,000.00	1,142.13	6.23		1,000.00	1,019.05	5.87		1.17
R	-4	1,000.00	1,142.93	5.22		1,000.00	1,019.99	4.92		0.98
R	-5	1,000.00	1,143.73	4.58		1,000.00	1,020.59	4.32		0.86

	LargeCap Growth Fund II
	Class J	1,000.00	1,134.81	7.54		1,000.00	1,017.80	7.12		1.42
	Institutional	1,000.00	1,138.42	4.63		1,000.00	1,020.54	4.37		0.87
R	-1	1,000.00	1,132.75	9.28		1,000.00	1,016.16	8.77		1.75
R	-2	1,000.00	1,132.97	8.59		1,000.00	1,016.81	8.12		1.62
R	-3	1,000.00	1,135.62	7.65		1,000.00	1,017.70	7.22		1.44
R	-4	1,000.00	1,135.93	6.64		1,000.00	1,018.65	6.27		1.25
R	-5	1,000.00	1,135.60	6.00		1,000.00	1,019.24	5.67		1.13

	LargeCap S&P 500 Index Fund
	Class J	1,000.00	1,124.19	3.12		1,000.00	1,021.93	2.97		0.59
	Institutional	1,000.00	1,126.72	0.90		1,000.00	1,024.02	0.86		0.17
R	-1	1,000.00	1,121.50	5.49		1,000.00	1,019.69	5.22		1.04
R	-2	1,000.00	1,123.00	4.80		1,000.00	1,020.34	4.57		0.91
R	-3	1,000.00	1,122.96	3.85		1,000.00	1,021.23	3.67		0.73
R	-4	1,000.00	1,124.54	2.85		1,000.00	1,022.18	2.72		0.54
R	-5	1,000.00	1,125.83	2.22		1,000.00	1,022.77	2.11		0.42

	LargeCap Value Fund
	Class J	1,000.00	1,123.67	5.28		1,000.00	1,019.89	5.02		1.00
	Institutional	1,000.00	1,127.17	2.33		1,000.00	1,022.68	2.21		0.44
R	-1	1,000.00	1,122.08	6.91		1,000.00	1,018.35	6.57		1.31
R	-2	1,000.00	1,122.83	6.23		1,000.00	1,019.00	5.92		1.18
R	-3	1,000.00	1,123.62	5.28		1,000.00	1,019.89	5.02		1.00
R	-4	1,000.00	1,124.60	4.28		1,000.00	1,020.84	4.07		0.81
R	-5	1,000.00	1,125.74	3.65		1,000.00	1,021.43	3.47		0.69

	LargeCap Value Fund I
	Institutional	1,000.00	1,115.49	4.00		1,000.00	1,021.08	3.82		0.76
R	-1	1,000.00	1,111.15	8.61		1,000.00	1,016.71	8.22		1.64
R	-2	1,000.00	1,110.44	7.92		1,000.00	1,017.35	7.57		1.51
R	-3	1,000.00	1,111.77	6.98		1,000.00	1,018.25	6.67		1.33
R	-4	1,000.00	1,113.19	5.99		1,000.00	1,019.19	5.72		1.14
R	-5	1,000.00	1,113.43	5.36		1,000.00	1,019.79	5.12		1.02

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2012 (unaudited)

			Actual				Hypothetical
				Expenses Paid				Expenses Paid
		Beginning	Ending	During Period		Beginning		During Period
		Account Value	Account	November 1,		Account Value	Ending	November 1,		Annualized
		November 1,	Value April	2011 to April		November 1,	Account Value	2011 to April		Expense
		2011	30, 2012	30, 2012	(a)	2011	April 30, 2012	30, 2012	(a)	Ratio
	LargeCap Value Fund III
	Class J	$1,000.00	$1,103.02	$6.90		$1,000.00	$1,018.30	$6.62		1.32%
	Institutional	1,000.00	1,106.59	4.09		1,000.00	1,020.98	3.92		0.78
R	-1	1,000.00	1,101.22	8.67		1,000.00	1,016.61	8.32		1.66
R	-2	1,000.00	1,102.20	8.00		1,000.00	1,017.26	7.67		1.53
R	-3	1,000.00	1,102.44	7.06		1,000.00	1,018.15	6.77		1.35
R	-4	1,000.00	1,104.13	6.07		1,000.00	1,019.10	5.82		1.16
R	-5	1,000.00	1,105.04	5.44		1,000.00	1,019.69	5.22		1.04

	MidCap Blend Fund
	Class J	1,000.00	1,138.99	5.85		1,000.00	1,019.39	5.52		1.10
	Institutional	1,000.00	1,141.14	3.46		1,000.00	1,021.63	3.27		0.65
R	-1	1,000.00	1,135.48	8.02		1,000.00	1,017.35	7.57		1.51
R	-2	1,000.00	1,137.33	7.33		1,000.00	1,018.00	6.92		1.38
R	-3	1,000.00	1,138.02	6.38		1,000.00	1,018.90	6.02		1.20
R	-4	1,000.00	1,138.86	5.37		1,000.00	1,019.84	5.07		1.01
R	-5	1,000.00	1,139.10	4.73		1,000.00	1,020.44	4.47		0.89

	MidCap Growth Fund
	Class J	1,000.00	1,081.44	6.52		1,000.00	1,018.60	6.32		1.26
	Institutional	1,000.00	1,084.34	3.63		1,000.00	1,021.38	3.52		0.70
R	-1	1,000.00	1,079.88	8.07		1,000.00	1,017.11	7.82		1.56
R	-2	1,000.00	1,080.18	7.40		1,000.00	1,017.75	7.17		1.43
R	-3	1,000.00	1,081.05	6.47		1,000.00	1,018.65	6.27		1.25
R	-4	1,000.00	1,082.15	5.49		1,000.00	1,019.59	5.32		1.06
R	-5	1,000.00	1,082.19	4.87		1,000.00	1,020.19	4.72		0.94

	MidCap Growth Fund III
	Class J	1,000.00	1,087.54	7.79		1,000.00	1,017.40	7.52		1.50
	Institutional	1,000.00	1,091.60	4.94		1,000.00	1,020.14	4.77		0.95
R	-1	1,000.00	1,086.43	9.49		1,000.00	1,015.76	9.17		1.83
R	-2	1,000.00	1,087.04	8.82		1,000.00	1,016.41	8.52		1.70
R	-3	1,000.00	1,087.79	7.89		1,000.00	1,017.30	7.62		1.52
R	-4	1,000.00	1,089.10	6.91		1,000.00	1,018.25	6.67		1.33
R	-5	1,000.00	1,089.39	6.29		1,000.00	1,018.85	6.07		1.21

	MidCap S&P 400 Index Fund
	Class J	1,000.00	1,120.85	3.48		1,000.00	1,021.58	3.32		0.66
	Institutional	1,000.00	1,123.14	1.06		1,000.00	1,023.87	1.01		0.20
R	-1	1,000.00	1,119.05	5.48		1,000.00	1,019.69	5.22		1.04
R	-2	1,000.00	1,119.73	4.80		1,000.00	1,020.34	4.57		0.91
R	-3	1,000.00	1,120.62	3.85		1,000.00	1,021.23	3.67		0.73
R	-4	1,000.00	1,122.09	2.85		1,000.00	1,022.18	2.72		0.54
R	-5	1,000.00	1,122.19	2.22		1,000.00	1,022.77	2.11		0.42

	MidCap Value Fund I
	Class J	1,000.00	1,109.74	8.08		1,000.00	1,017.21	7.72		1.54
	Institutional	1,000.00	1,112.72	5.15		1,000.00	1,019.99	4.92		0.98
R	-1	1,000.00	1,107.95	9.70		1,000.00	1,015.66	9.27		1.85
R	-2	1,000.00	1,108.59	9.02		1,000.00	1,016.31	8.62		1.72
R	-3	1,000.00	1,109.69	8.08		1,000.00	1,017.21	7.72		1.54
R	-4	1,000.00	1,111.54	7.09		1,000.00	1,018.15	6.77		1.35
R	-5	1,000.00	1,111.30	6.46		1,000.00	1,018.75	6.17		1.23

	MidCap Value Fund III
	Class J	1,000.00	1,109.44	6.14		1,000.00	1,019.05	5.87		1.17
	Institutional	1,000.00	1,112.32	3.62		1,000.00	1,021.43	3.47		0.69
R	-1	1,000.00	1,106.94	8.17		1,000.00	1,017.11	7.82		1.56
R	-2	1,000.00	1,107.34	7.49		1,000.00	1,017.75	7.17		1.43
R	-3	1,000.00	1,108.52	6.55		1,000.00	1,018.65	6.27		1.25
R	-4	1,000.00	1,109.28	5.56		1,000.00	1,019.59	5.32		1.06
R	-5	1,000.00	1,110.12	4.93		1,000.00	1,020.19	4.72		0.94

	Money Market Fund
	Class J	1,000.00	1,000.00	1.44		1,000.00	1,023.42	1.46		0.29
	Institutional	1,000.00	1,000.00	1.44		1,000.00	1,023.42	1.46		0.29

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2012 (unaudited)

			Actual				Hypothetical
				Expenses Paid				Expenses Paid
		Beginning	Ending	During Period		Beginning		During Period
		Account Value	Account	November 1,		Account Value	Ending	November 1,		Annualized
		November 1,	Value April	2011 to April		November 1,	Account Value	2011 to April		Expense
		2011	30, 2012	30, 2012	(a)	2011	April 30, 2012	30, 2012	(a)	Ratio
	Overseas Fund
	Institutional	$1,000.00	$1,044.87	$5.54		$1,000.00	$1,019.44	$5.47		1.09%
R	-1	1,000.00	970.68	3.18	(b)	1,000.00	1,015.07	9.87		1.97
R	-2	1,000.00	970.68	2.97	(b)	1,000.00	1,015.71	9.22		1.84
R	-3	1,000.00	970.68	2.68	(b)	1,000.00	1,016.61	8.32		1.66
R	-4	1,000.00	971.69	2.38	(b)	1,000.00	1,017.55	7.37		1.47
R	-5	1,000.00	971.69	2.18	(b)	1,000.00	1,018.15	6.77		1.35

	Principal Capital Appreciation Fund
	Institutional	1,000.00	1,119.57	2.63		1,000.00	1,022.38	2.51		0.50
R	-1	1,000.00	1,114.83	7.20		1,000.00	1,018.05	6.87		1.37
R	-2	1,000.00	1,115.09	6.52		1,000.00	1,018.70	6.22		1.24
R	-3	1,000.00	1,116.12	5.58		1,000.00	1,019.59	5.32		1.06
R	-4	1,000.00	1,116.95	4.58		1,000.00	1,020.54	4.37		0.87
R	-5	1,000.00	1,117.71	3.95		1,000.00	1,021.13	3.77		0.75

	Principal LifeTime 2010 Fund
	Class J	1,000.00	1,065.99	1.90		1,000.00	1,023.02	1.86		0.37
	Institutional	1,000.00	1,066.88	0.21		1,000.00	1,024.66	0.20		0.04
R	-1	1,000.00	1,062.64	4.72		1,000.00	1,020.29	4.62		0.92
R	-2	1,000.00	1,064.09	4.05		1,000.00	1,020.93	3.97		0.79
R	-3	1,000.00	1,064.03	3.13		1,000.00	1,021.83	3.07		0.61
R	-4	1,000.00	1,065.83	2.16		1,000.00	1,022.77	2.11		0.42
R	-5	1,000.00	1,066.79	1.54		1,000.00	1,023.37	1.51		0.30

	Principal LifeTime 2015 Fund
	Institutional	1,000.00	1,076.50	0.21		1,000.00	1,024.66	0.20		0.04
R	-1	1,000.00	1,072.33	4.74		1,000.00	1,020.29	4.62		0.92
R	-2	1,000.00	1,073.04	4.07		1,000.00	1,020.93	3.97		0.79
R	-3	1,000.00	1,073.31	3.14		1,000.00	1,021.83	3.07		0.61
R	-4	1,000.00	1,073.58	2.17		1,000.00	1,022.77	2.11		0.42
R	-5	1,000.00	1,075.65	1.55		1,000.00	1,023.37	1.51		0.30

	Principal LifeTime 2020 Fund
	Class J	1,000.00	1,083.81	1.97		1,000.00	1,022.97	1.91		0.38
	Institutional	1,000.00	1,086.44	0.21		1,000.00	1,024.66	0.20		0.04
R	-1	1,000.00	1,080.80	4.76		1,000.00	1,020.29	4.62		0.92
R	-2	1,000.00	1,082.06	4.09		1,000.00	1,020.93	3.97		0.79
R	-3	1,000.00	1,082.49	3.16		1,000.00	1,021.83	3.07		0.61
R	-4	1,000.00	1,083.69	2.18		1,000.00	1,022.77	2.11		0.42
R	-5	1,000.00	1,083.82	1.55		1,000.00	1,023.37	1.51		0.30

	Principal LifeTime 2025 Fund
	Institutional	1,000.00	1,089.63	0.21		1,000.00	1,024.66	0.20		0.04
R	-1	1,000.00	1,085.01	4.77		1,000.00	1,020.29	4.62		0.92
R	-2	1,000.00	1,084.91	4.10		1,000.00	1,020.93	3.97		0.79
R	-3	1,000.00	1,085.25	3.16		1,000.00	1,021.83	3.07		0.61
R	-4	1,000.00	1,086.44	2.18		1,000.00	1,022.77	2.11		0.42
R	-5	1,000.00	1,087.38	1.56		1,000.00	1,023.37	1.51		0.30

	Principal LifeTime 2030 Fund
	Class J	1,000.00	1,089.50	2.08		1,000.00	1,022.87	2.01		0.40
	Institutional	1,000.00	1,091.56	0.21		1,000.00	1,024.66	0.20		0.04
R	-1	1,000.00	1,085.81	4.77		1,000.00	1,020.29	4.62		0.92
R	-2	1,000.00	1,086.48	4.10		1,000.00	1,020.93	3.97		0.79
R	-3	1,000.00	1,087.06	3.17		1,000.00	1,021.83	3.07		0.61
R	-4	1,000.00	1,088.96	2.18		1,000.00	1,022.77	2.11		0.42
R	-5	1,000.00	1,089.54	1.56		1,000.00	1,023.37	1.51		0.30

	Principal LifeTime 2035 Fund
	Institutional	1,000.00	1,094.72	0.21		1,000.00	1,024.66	0.20		0.04
R	-1	1,000.00	1,090.10	4.78		1,000.00	1,020.29	4.62		0.92
R	-2	1,000.00	1,089.70	4.10		1,000.00	1,020.93	3.97		0.79
R	-3	1,000.00	1,091.17	3.17		1,000.00	1,021.83	3.07		0.61
R	-4	1,000.00	1,092.47	2.19		1,000.00	1,022.77	2.11		0.42
R	-5	1,000.00	1,093.57	1.56		1,000.00	1,023.37	1.51		0.30

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2012 (unaudited)

			Actual				Hypothetical
				Expenses Paid				Expenses Paid
		Beginning	Ending	During Period		Beginning		During Period
		Account Value	Account	November 1,		Account Value	Ending	November 1,		Annualized
		November 1,	Value April	2011 to April		November 1,	Account Value	2011 to April		Expense
		2011	30, 2012	30, 2012	(a)	2011	April 30, 2012	30, 2012	(a)	Ratio
	Principal LifeTime 2040 Fund
	Class J	$1,000.00	$1,093.80	$2.39		$1,000.00	$1,022.58	$2.31		0.46%
	Institutional	1,000.00	1,095.89	0.21		1,000.00	1,024.66	0.20		0.04
R	-1	1,000.00	1,091.39	4.78		1,000.00	1,020.29	4.62		0.92
R	-2	1,000.00	1,092.09	4.11		1,000.00	1,020.93	3.97		0.79
R	-3	1,000.00	1,093.00	3.17		1,000.00	1,021.83	3.07		0.61
R	-4	1,000.00	1,093.42	2.19		1,000.00	1,022.77	2.11		0.42
R	-5	1,000.00	1,094.22	1.56		1,000.00	1,023.37	1.51		0.30

	Principal LifeTime 2045 Fund
	Institutional	1,000.00	1,097.24	0.26		1,000.00	1,024.61	0.25		0.05
R	-1	1,000.00	1,092.71	4.79		1,000.00	1,020.29	4.62		0.92
R	-2	1,000.00	1,094.09	4.11		1,000.00	1,020.93	3.97		0.79
R	-3	1,000.00	1,094.56	3.18		1,000.00	1,021.83	3.07		0.61
R	-4	1,000.00	1,095.65	2.19		1,000.00	1,022.77	2.11		0.42
R	-5	1,000.00	1,096.99	1.56		1,000.00	1,023.37	1.51		0.30

	Principal LifeTime 2050 Fund
	Class J	1,000.00	1,096.15	3.02		1,000.00	1,021.98	2.92		0.58
	Institutional	1,000.00	1,098.85	0.21		1,000.00	1,024.66	0.20		0.04
R	-1	1,000.00	1,094.72	4.79		1,000.00	1,020.29	4.62		0.92
R	-2	1,000.00	1,095.32	4.12		1,000.00	1,020.93	3.97		0.79
R	-3	1,000.00	1,095.27	3.18		1,000.00	1,021.83	3.07		0.61
R	-4	1,000.00	1,096.16	2.19		1,000.00	1,022.77	2.11		0.42
R	-5	1,000.00	1,098.07	1.56		1,000.00	1,023.37	1.51		0.30

	Principal LifeTime 2055 Fund
	Institutional	1,000.00	1,098.23	0.42		1,000.00	1,024.47	0.40		0.08
R	-1	1,000.00	1,094.58	4.95		1,000.00	1,020.14	4.77		0.95
R	-2	1,000.00	1,094.20	4.27		1,000.00	1,020.79	4.12		0.82
R	-3	1,000.00	1,095.70	3.33		1,000.00	1,021.68	3.22		0.64
R	-4	1,000.00	1,096.63	2.35		1,000.00	1,022.63	2.26		0.45
R	-5	1,000.00	1,096.77	1.72		1,000.00	1,023.22	1.66		0.33

	Principal LifeTime Strategic Income
	Fund
	Class J	1,000.00	1,049.46	2.24		1,000.00	1,022.68	2.21		0.44
	Institutional	1,000.00	1,051.34	0.20		1,000.00	1,024.66	0.20		0.04
R	-1	1,000.00	1,047.38	4.68		1,000.00	1,020.29	4.62		0.92
R	-2	1,000.00	1,047.19	4.02		1,000.00	1,020.93	3.97		0.79
R	-3	1,000.00	1,049.40	3.11		1,000.00	1,021.83	3.07		0.61
R	-4	1,000.00	1,048.92	2.14		1,000.00	1,022.77	2.11		0.42
R	-5	1,000.00	1,050.61	1.53		1,000.00	1,023.37	1.51		0.30

	Real Estate Securities Fund
	Class J	1,000.00	1,142.06	7.24		1,000.00	1,018.10	6.82		1.36
	Institutional	1,000.00	1,144.65	4.48		1,000.00	1,020.69	4.22		0.84
R	-1	1,000.00	1,139.48	9.10		1,000.00	1,016.36	8.57		1.71
R	-2	1,000.00	1,140.44	8.41		1,000.00	1,017.01	7.92		1.58
R	-3	1,000.00	1,141.27	7.45		1,000.00	1,017.90	7.02		1.40
R	-4	1,000.00	1,142.25	6.44		1,000.00	1,018.85	6.07		1.21
R	-5	1,000.00	1,143.30	5.81		1,000.00	1,019.44	5.47		1.09

	SAM Balanced Portfolio
	Class J	1,000.00	1,080.98	3.57		1,000.00	1,021.43	3.47		0.69
	Institutional	1,000.00	1,083.36	1.81		1,000.00	1,023.12	1.76		0.35
R	-1	1,000.00	1,078.15	6.30		1,000.00	1,018.80	6.12		1.22
R	-2	1,000.00	1,079.24	5.63		1,000.00	1,019.44	5.47		1.09
R	-3	1,000.00	1,079.84	4.71		1,000.00	1,020.34	4.57		0.91
R	-4	1,000.00	1,080.75	3.72		1,000.00	1,021.28	3.62		0.72
R	-5	1,000.00	1,081.34	3.10		1,000.00	1,021.88	3.02		0.60

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2012 (unaudited)

			Actual				Hypothetical
				Expenses Paid				Expenses Paid
		Beginning	Ending	During Period		Beginning		During Period
		Account Value	Account	November 1,		Account Value	Ending	November 1,		Annualized
		November 1,	Value April	2011 to April		November 1,	Account Value	2011 to April		Expense
		2011	30, 2012	30, 2012	(a)	2011	April 30, 2012	30, 2012	(a)	Ratio
	SAM Conservative Balanced Portfolio
	Class J	$1,000.00	$1,066.18	$3.60		$1,000.00	$1,021.38	$3.52		0.70%
	Institutional	1,000.00	1,067.76	1.85		1,000.00	1,023.07	1.81		0.36
R	-1	1,000.00	1,063.66	6.26		1,000.00	1,018.80	6.12		1.22
R	-2	1,000.00	1,063.57	5.59		1,000.00	1,019.44	5.47		1.09
R	-3	1,000.00	1,065.07	4.67		1,000.00	1,020.34	4.57		0.91
R	-4	1,000.00	1,066.13	3.70		1,000.00	1,021.28	3.62		0.72
R	-5	1,000.00	1,066.57	3.08		1,000.00	1,021.88	3.02		0.60

	SAM Conservative Growth Portfolio
	Class J	1,000.00	1,094.75	3.70		1,000.00	1,021.33	3.57		0.71
	Institutional	1,000.00	1,096.04	1.82		1,000.00	1,023.12	1.76		0.35
R	-1	1,000.00	1,092.42	6.35		1,000.00	1,018.80	6.12		1.22
R	-2	1,000.00	1,093.05	5.67		1,000.00	1,019.44	5.47		1.09
R	-3	1,000.00	1,093.71	4.74		1,000.00	1,020.34	4.57		0.91
R	-4	1,000.00	1,094.21	3.75		1,000.00	1,021.28	3.62		0.72
R	-5	1,000.00	1,095.59	3.13		1,000.00	1,021.88	3.02		0.60

	SAM Flexible Income Portfolio
	Class J	1,000.00	1,057.83	3.63		1,000.00	1,021.33	3.57		0.71
	Institutional	1,000.00	1,060.20	1.95		1,000.00	1,022.97	1.91		0.38
R	-1	1,000.00	1,056.00	6.24		1,000.00	1,018.80	6.12		1.22
R	-2	1,000.00	1,056.52	5.57		1,000.00	1,019.44	5.47		1.09
R	-3	1,000.00	1,057.61	4.66		1,000.00	1,020.34	4.57		0.91
R	-4	1,000.00	1,057.64	3.68		1,000.00	1,021.28	3.62		0.72
R	-5	1,000.00	1,058.27	3.07		1,000.00	1,021.88	3.02		0.60

	SAM Strategic Growth Portfolio
	Class J	1,000.00	1,106.43	3.82		1,000.00	1,021.23	3.67		0.73
	Institutional	1,000.00	1,108.95	1.94		1,000.00	1,023.02	1.86		0.37
R	-1	1,000.00	1,103.89	6.38		1,000.00	1,018.80	6.12		1.22
R	-2	1,000.00	1,104.55	5.70		1,000.00	1,019.44	5.47		1.09
R	-3	1,000.00	1,106.31	4.77		1,000.00	1,020.34	4.57		0.91
R	-4	1,000.00	1,106.26	3.77		1,000.00	1,021.28	3.62		0.72
R	-5	1,000.00	1,107.70	3.14		1,000.00	1,021.88	3.02		0.60

	Short-Term Income Fund
	Class J	1,000.00	1,019.68	4.82		1,000.00	1,020.09	4.82		0.96
	Institutional	1,000.00	1,022.22	2.36		1,000.00	1,022.53	2.36		0.47
R	-1	1,000.00	1,017.99	6.52		1,000.00	1,018.40	6.52		1.30
R	-2	1,000.00	1,018.60	5.92		1,000.00	1,019.00	5.92		1.18
R	-3	1,000.00	1,019.56	4.97		1,000.00	1,019.94	4.97		0.99
R	-4	1,000.00	1,019.71	3.97		1,000.00	1,020.93	3.97		0.79
R	-5	1,000.00	1,021.13	3.42		1,000.00	1,021.48	3.42		0.68

	SmallCap Blend Fund
	Class J	1,000.00	1,137.05	6.59		1,000.00	1,018.70	6.22		1.24
	Institutional	1,000.00	1,139.75	4.26		1,000.00	1,020.89	4.02		0.80
R	-1	1,000.00	1,134.81	8.70		1,000.00	1,016.71	8.22		1.64
R	-2	1,000.00	1,136.09	8.02		1,000.00	1,017.35	7.57		1.51
R	-3	1,000.00	1,137.06	7.07		1,000.00	1,018.25	6.67		1.33
R	-4	1,000.00	1,137.98	6.06		1,000.00	1,019.19	5.72		1.14
R	-5	1,000.00	1,138.54	5.42		1,000.00	1,019.79	5.12		1.02

	SmallCap Growth Fund I
	Class J	1,000.00	1,143.06	8.74		1,000.00	1,016.71	8.22		1.64
	Institutional	1,000.00	1,145.96	5.76		1,000.00	1,019.49	5.42		1.08
R	-1	1,000.00	1,140.60	10.38		1,000.00	1,015.17	9.77		1.95
R	-2	1,000.00	1,141.61	9.69		1,000.00	1,015.81	9.12		1.82
R	-3	1,000.00	1,142.38	8.74		1,000.00	1,016.71	8.22		1.64
R	-4	1,000.00	1,144.20	7.73		1,000.00	1,017.65	7.27		1.45
R	-5	1,000.00	1,144.47	7.09		1,000.00	1,018.25	6.67		1.33

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2012 (unaudited)

			Actual				Hypothetical
				Expenses Paid				Expenses Paid
		Beginning	Ending	During Period		Beginning		During Period
		Account Value	Account	November 1,		Account Value	Ending	November 1,		Annualized
		November 1,	Value April	2011 to April		November 1,	Account Value	2011 to April		Expense
		2011	30, 2012	30, 2012	(a)	2011	April 30, 2012	30, 2012	(a)	Ratio
	SmallCap Growth Fund II
	Class J	$1,000.00	$1,182.94	$8.58		$1,000.00	$1,017.01	$7.92		1.58%
	Institutional	1,000.00	1,185.94	5.54		1,000.00	1,019.79	5.12		1.02
R	-1	1,000.00	1,180.43	10.30		1,000.00	1,015.42	9.52		1.90
R	-2	1,000.00	1,181.34	9.60		1,000.00	1,016.06	8.87		1.77
R	-3	1,000.00	1,183.21	8.63		1,000.00	1,016.96	7.97		1.59
R	-4	1,000.00	1,183.52	7.60		1,000.00	1,017.90	7.02		1.40
R	-5	1,000.00	1,185.50	6.96		1,000.00	1,018.50	6.42		1.28

	SmallCap S&P 600 Index Fund
	Class J	1,000.00	1,122.73	3.64		1,000.00	1,021.43	3.47		0.69
	Institutional	1,000.00	1,125.23	1.06		1,000.00	1,023.87	1.01		0.20
R	-1	1,000.00	1,121.19	5.48		1,000.00	1,019.69	5.22		1.04
R	-2	1,000.00	1,121.66	4.80		1,000.00	1,020.34	4.57		0.91
R	-3	1,000.00	1,122.09	3.85		1,000.00	1,021.23	3.67		0.73
R	-4	1,000.00	1,123.55	2.85		1,000.00	1,022.18	2.72		0.54
R	-5	1,000.00	1,123.95	2.22		1,000.00	1,022.77	2.11		0.42

	SmallCap Value Fund II
	Class J	1,000.00	1,104.14	8.89		1,000.00	1,016.41	8.52		1.70
	Institutional	1,000.00	1,107.83	5.14		1,000.00	1,019.99	4.92		0.98
R	-1	1,000.00	1,102.89	9.73		1,000.00	1,015.61	9.32		1.86
R	-2	1,000.00	1,103.57	9.05		1,000.00	1,016.26	8.67		1.73
R	-3	1,000.00	1,104.07	8.11		1,000.00	1,017.16	7.77		1.55
R	-4	1,000.00	1,105.33	7.12		1,000.00	1,018.10	6.82		1.36
R	-5	1,000.00	1,106.81	6.50		1,000.00	1,018.70	6.22		1.24

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

(b) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period (March 1, 2012 to April 30, 2012), multiplied by 60/366 (to reflect the period since inception).

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of
		Portfolios in Fund
		Complex	Other
Name, Position Held with the Fund,	Principal Occupation(s)	Overseen by	Directorships
Address*, and Year of Birth	During past 5 years	Director	Held by Director**
Elizabeth Ballantine	Principal, EBA Associates	97	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Leroy T. Barnes, Jr.	Retired.	97	McClatchy
Director since March 2012			Newspapers, Inc.;
Member, Audit Committee			Herbalife Ltd.; Frontier
1951			Communications, Inc.;
			Longs Drug Stores

Kristianne Blake	President, Kristianne Gates Blake,	97	Avista Corporation;
Director since 2007	P.S.		Russell Investment
Member, Operations Committee			Company; Russell
1954			Investment Funds

Craig Damos	President, The Damos Company.	97	Hardin Construction
Director since 2008	Formerly, CEO, The Weitz Company		Company
Member, Operations Committee
1954

Richard W. Gilbert	President, Gilbert Communications,	97	Calamos Asset
Director since 1985	Inc.		Management, Inc.
Member, Audit Committee
1940

Mark A. Grimmett	Executive Vice President and CFO,	97	None
Director since 2004	Merle Norman Cosmetics, Inc.
Member, Nominating and Governance
Committee
Member, Executive Committee
1960

Fritz S. Hirsch	CEO, MAM USA	97	Focus Products Group
Director since 2005	Formerly, President, Sassy, Inc.
Member, Audit Committee
1951

Tao Huang	Formerly, Chief Operating Officer,	97	Armstrong World
Director since March 2012	Morningstar, Inc.		Industries, Inc.
Member, Operations Committee
1962

William C. Kimball	Partner, Kimball – Porter Investments	97	Casey’s General Stores,
Director since 1999	L.L.C.		Inc.
Member, Nominating and Governance
Committee
1947

		Number of
		Portfolios in Fund
		Complex	Other
Name, Position Held with the Fund,	Principal Occupation(s)	Overseen by	Directorships
Address*, and Year of Birth	During past 5 years	Director	Held by Director**
Barbara A. Lukavsky	President and CEO, Barbican	97	None
Director since 1987	Enterprises, Inc.
Member, Operations Committee
1940

Daniel Pavelich	Retired.	97	Catalytic Inc.
Director since 2007
Member, Audit Committee
1944

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Ralph C. Eucher	Director, Principal Management Corporation (the	97	None
Director, Chairman	“Manager”), Principal Shareholder Services (“PSS”) since
Member, Executive Committee	2007, Columbus Circle Investors, and Spectrum; Chairman,
1952	Principal Funds Distributor, Inc. (“PFD”) since 2007;
Acting Chairman, Princor since 2008; Senior Vice
President, Principal Life Insurance Company (“PLIC”);
Director, Currency Management Group, London affiliate
since 2008.

Nora M. Everett	President and Director, the Manager since 2008; Director,	97	None
Director, President and CEO	PFD since 2008, Princor since 2008, PSS since 2008, Edge
Member, Executive Committee	since 2008, and Principal International Holding Company,
1959	LLC since 2006; CEO, Princor since 2009; Senior Vice
President/Retirement & Investor Services, PLIC since
2008; Director, Principal Asset Management Co. (Asia)
Limited since 2008; Chairman, Principal Financial
Advisors, Inc. since 2010; Director, Principal International since 2006.

*Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA 50392.

**Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act or any other mutual fund.

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Michael J. Beer	Executive Vice President and Chief Operating Officer, the Manager; Executive
Executive Vice President	Vice President, PFD; President, Princor, PSS since 2007; Director, the Manager
711 High Street, Des Moines, IA 50392	since 2008, Princor, and PSS since 2007. Vice President – Mutual Funds and
1961	Broker Dealer, PLIC.

Randy L. Bergstrom	Counsel, Principal Global Investors, LLC (“PGI”) and PLIC.
Assistant Tax Counsel
711 High Street, Des Moines, IA 50392
1955

David J. Brown	Senior Vice President, the Manager, PFD, Princor, and PSS since 2007; Vice
Chief Compliance Officer	President/Compliance, PLIC.
711 High Street, Des Moines, IA 50392
1960

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Jill R. Brown	President, PFD since 2010; Chief Financial Officer, PFD, 2010. Senior Vice
Senior Vice President	President and Chief Financial Officer, the Manager, Princor, and PSS since 2007;
1100 Investment Blvd, ste 200	Director, PFD since 2007.
El Dorado Hills, CA 95762
1967

Teresa M. Button	Treasurer, PMC, Princor, PSS, and Spectrum since 2011.
Treasurer	Vice President and Treasurer, PFD, PGI, Principal Real Estate Investors, LLC
711 High Street, Des Moines, IA 50392	and Edge since 2011. Vice President and Treasurer, PLIC.
1963

Cary Fuchs	Chief Operating Officer, PFD since 2010; President, PFD 2007-2010; Senior
Senior Vice President of Distribution	Vice President/Mutual Fund Operations, PSS since 2009; Vice President/Mutual
1100 Investment Blvd, ste 200	Fund Operations, PSS 2007-2009; Director – Transfer Agent & Administrative
El Dorado Hills, CA 95762	Services, PLIC. Prior thereto, FVO, WMSS.
1957

Steve Gallaher	Assistant General Counsel, PMC since 2007, PFD since 2007, Princor since
Assistant Counsel	2007, PSS since 2007, and PLIC; Prior thereto, Second Vice President and
711 High Street, Des Moines, IA 50392	Counsel.
1955

Ernie H. Gillum	Vice President and Chief Compliance Officer, the Manager; Vice President,
Vice President, Assistant Secretary	Princor, and PSS since 2007.
711 High Street, Des Moines, IA 50392
1955

Patrick A. Kirchner	Assistant General Counsel, the Manager since 2008; Princor since 2008, and PGI
Assistant Counsel	since 2008 and PLIC.
711 High Street, Des Moines, IA 50392
1960

Carolyn F. Kolks	Counsel, PGI and PLIC.
Assistant Tax Counsel
711 High Street, Des Moines, IA 50392
1962

Jennifer A. Mills	Counsel, the Manager since 2009, PFD since 2009, Princor since 2009, PSS since
Assistant Counsel	2009, and PLIC. Prior thereto, Judicial Law Clerk, Iowa Supreme Court.
711 High Street, Des Moines, IA 50392
1973

Layne A. Rasmussen	Vice President and Controller – Principal Funds, the Manager.
Vice President, Controller, and CFO
711 High Street, Des Moines, IA 50392
1958

Michael D. Roughton	Senior Vice President and Counsel, the Manager, Princor, PFD since 2007, and
Counsel	PSS since 2007; Vice President and Associate General Counsel, PLIC.
711 High Street, Des Moines, IA 50392
1951

Adam U. Shaikh	Counsel, the Manager since 2007, PFD, Princor since 2007, PSS since 2007, and
Assistant Counsel	PLIC; Prior thereto, practicing attorney.
711 High Street, Des Moines, IA 50392
1972

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Dan Westholm	Director – Treasury, the Manger, Princor 2008-2009, and PSS since 2007;
Assistant Treasurer	Director – Corporate Treasurer, PLIC.
711 High Street, Des Moines, IA 50392
1966

Beth Wilson	Vice President, the Manager since 2007 and Princor 2007-2009. Prior thereto,
Vice President and Secretary	Segment Business Manager, Pella Corporation.
711 High Street, Des Moines, IA 50392
1956

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the Fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes, and the activities of the Funds’ Chief Compliance Officer.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated February 29, 2012, and the Statement of Additional Information dated February 29, 2012. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of January 31 and July 31 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved (1) an Amended and Restated Sub-advisory Agreement with Barrow, Hanley, Mewhinney & Strauss LLC (“Barrow Hanley”) related to the LargeCap Value Fund III; (2) a Sub-advisory Agreement with Stone Harbor Investment Partners LP (“Stone Harbor”) related to the Global Diversified Income Fund; and (3) an Amended and Restated Sub-advisory Agreement with T. Rowe Price Associates, Inc. (“T. Rowe”) related to the LargeCap Growth Fund I.

Barrow Hanley and Stone Harbor Sub-advisory Agreements

At its December 12, 2011 meeting, the Board considered whether to approve an amended subadvisory agreement between Principal Management Corporation (the “Manager”) and Barrow Hanley for the LargeCap Value Fund III. At its March 13, 2012 meeting, the Board considered whether to approve a subadvisory agreement between the Manager and Stone Harbor for the Global Diversified Income Fund. The LargeCap Value Fund III and Global Diversified Income Fund are referred to as a “Fund” or together as the “Funds.”

The Board considered the nature, quality and extent of services expected to be provided under each subadvisory agreement. The Board considered the reputation, qualifications and background of each subadvisor, investment approach of each subadvisor, the experience and skills of each subadvisor’s investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing subadvisors for the Funds and that the Manager recommended each subadvisor for the applicable Fund based upon that program.

With respect to each proposed subadvisor, the Board reviewed performance information, including, where deemed relevant, the historical performance of the subadvisor’s composite portfolio with an investment strategy similar to the strategy the subadvisor proposed to use for the Fund, as compared to its Morningstar peer group and relevant benchmark index. The Board concluded, based on this information, that investment performance was expected to be satisfactory.

With respect to the subadvisory fees proposed to be paid to each subadvisor, the Board considered that the subadvisory fee rate was negotiated at arm’s length between the Manager and such subadvisor. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided to the Fund under each proposed subadvisory agreement. The Board noted the breakpoint included in each fee schedule and concluded that each fee schedule reflects an appropriate recognition of economies of scale at the Fund’s current asset level. In evaluating profitability, the Board considered that the Manager will compensate each subadvisor from its own management fees and the Manager had negotiated each subadvisory agreement with each subadvisor at arm’s-length. On the basis of the information provided, the Board concluded that the proposed subadvisory fees were reasonable.

The Board also considered the character and amount of other incidental benefits to be received by the subadvisors. Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the subadvisory agreements were fair and reasonable and that approval of the sub-advisory agreements was in the best interests of the Funds.

Amended and Restated Sub-advisory Agreement with T. Rowe

At its March 13, 2012 meeting, the Board considered whether to amend the subadvisory agreement (the “Sub-advisory Agreement”) between the Manager and T. Rowe related to the LargeCap Growth Fund I. The Board noted that the Sub-advisory Agreement was the same in all material aspects as the previous subadvisory agreement with T. Rowe other than a change to the fee schedule to reduce the fee charged. As part of its consideration of the amendment, the Board noted that it approved the continuation of the previous subadvisory agreement at its September 2011 meeting. In approving the Sub-advisory Agreement, the Board determined that, given its recent consideration of the previous subadvisory agreement, it was not necessary to reconsider all of the factors it considered at its September 2011 meeting. The Board noted the Manager’s representation that the reduced fee schedule would not reduce the quality or quantity of the services T. Rowe provides to the Fund and that T. Rowe’s obligations under the Sub-advisory Agreement would remain the same in all material respects.

SHAREHOLDER MEETING RESULTS

Special Meeting of Shareholders
Principal Funds, Inc. – SmallCap Growth Fund
Held February 6, 2012

1.	Approval of a Plan of Reorganization providing for the reorganization of the SmallCap Growth Fund into the SmallCap Blend Fund:

In Favor	Opposed	Abstain
6,351,624.647	92,938.355	183,030.831

	Special Meeting of Shareholders
	Principal Funds, Inc. – SmallCap Value Fund
	Held February 6, 2012

1.	Approval of a Plan of Reorganization providing for the reorganization of the SmallCap Value Fund into the SmallCap Blend Fund:

		In Favor	Opposed		Abstain
		3,747,933.063	142,623.409		207,661.532

			Special Meeting of Shareholder
			Principal Funds, Inc.
			Held April 4, 2012

1	.	Election of Board of Directors

			For		Withheld
		Ballantine	7,826,466,779.225		337,381,057.912
		Barnes	7,818,835,728.587		345,012,108.550
		Beer	7,842,979,389.697		320,868,447.440
		Blake	7,835,532,198.896		328,315,638.241
		Damos	7,841,742,714.974		322,105,122.163
		Eucher	7,845,634,531.856		318,213,305.281
		Everett	7,832,019,913.664		331,827,923.473
		Gilbert	7,838,868,454.021		324,979,383.116
		Grimmett	7,841,835,118.443		322,012,718.694
		Hirsch	7,838,982,242.816		324,865,594.321
		Huang	7,820,848,316.594		342,999,520.543
		Kimball	7,842,780,310.301		321,067,526.836
		Lukavsky	7,811,384,660.618		352,463,176.519
		Pavelich	7,834,601,000.983		329,246,836.154

2	.	Approval of Amended and Restated Articles of Amendment

			For	Against	Abstain	Broker Non-Vote
			6,320,429,220.834	795,290,719.831	423,328,112.334	624,799,784.138

3	a.	Approval of Amended Fundamental Restriction Relating to Senior Securities

			For	Against	Abstain	Broker Non-Vote
		Bond & Mortgage Securities Fund	147,490,690.616	6,179,404.025	7,523,711.506	1,446,624.233
		Bond Market Index Fund	92,809,497.649	5,513,411.412	7,268,722.285	12,868.764
		California Municipal Fund	8,902,958.787	536,579.081	1,325,610.539	1,758,279.596
		Core Plus Bond Fund I	259,331,858.044	17,446,678.883	3,173,691.338	4,662,140.874
		Diversified International Fund	253,241,279.933	10,661,038.660	8,588,927.434	6,773,239.097
		Diversified Real Asset Fund	68,180,511.424	311,700.964	885,264.200	10,302,987.664
		Equity Income Fund	138,583,469.416	9,107,441.440	7,821,624.839	19,549,153.492
		Global Diversified Income Fund	91,951,631.248	2,155,992.721	6,091,983.645	29,436,236.153
		Global Multi-Strategy Fund	30,822,166.169	1,660,960.117	0.000	18,597.000
		Global Real Estate Securities Fund	29,865,603.553	3,732,394.407	1,089,807.241	4,477,131.210
		Government & High Quality Bond Fund	106,611,850.640	5,604,182.726	5,037,375.564	18,822,988.918
		High Yield Fund	195,416,666.606	5,821,800.472	13,191,751.011	70,307,370.210
		High Yield Fund I	156,057,234.799	1,665,712.018	221,239.237	973,465.000
		Income Fund	127,591,548.702	4,210,120.962	5,748,930.667	21,976,167.775
		Inflation Protection Fund	78,199,747.674	1,328,986.103	5,132,199.433	2,376,670.482
		International Emerging Markets Fund	46,658,735.812	3,607,986.631	2,143,024.388	4,988,691.656

			For	Against	Abstain	Broker Non-Vote
		International Equity Index Fund	56,605,120.447	2,433,467.404	2,736,371.628	0.000
		International Fund I	102,528,711.766	3,979,660.432	4,240,599.564	3,333,989.000
		International Value Fund I	125,508,269.592	2,372,104.469	16,328,273.736	1,556,344.000
		LargeCap Blend Fund II	77,797,815.715	6,181,133.550	8,160,522.627	7,055,630.748
		LargeCap Growth Fund	189,584,077.071	17,267,719.469	12,316,398.916	14,563,095.222
		LargeCap Growth Fund I	315,839,951.287	27,563,456.063	20,982,774.498	3,584,825.000
		LargeCap Growth Fund II	122,828,350.549	8,722,011.596	8,935,210.278	39,767.000
		LargeCap S&P 500 Index Fund	204,770,787.318	14,248,080.915	12,534,732.842	5,209,035.469
		LargeCap Value Fund	133,890,966.842	5,484,248.482	5,831,898.570	4,931,899.028
		LargeCap Value Fund I	169,809,272.371	13,838,941.521	8,857,947.021	2,002.000
		LargeCap Value Fund III	102,573,227.603	4,786,278.488	4,768,971.618	32,524.835
		MidCap Blend Fund	72,915,928.113	3,193,929.135	3,292,627.221	15,534,300.213
		MidCap Growth Fund	11,788,500.637	440,143.743	215,296.113	152,566.000
		MidCap Growth Fund III	114,807,087.624	5,082,942.087	10,025,676.329	57,853.000
		MidCap S&P 400 Index Fund	19,207,309.336	1,610,222.631	1,440,372.734	2,077,680.450
		MidCap Value Fund I	87,145,845.708	13,611,691.252	4,609,767.970	3,360,558.003
		MidCap Value Fund III	6,104,169.760	164,264.797	565,904.758	26,584.686
		Money Market Fund	700,490,209.356	48,904,854.850	72,452,177.618	156,254,361.970
		Preferred Securities Fund	185,545,011.396	3,148,369.955	8,480,951.895	45,665,082.776
		Principal Capital Appreciation Fund	26,279,659.456	1,167,364.928	1,390,119.091	4,506,031.093
		Principal LifeTime 2010 Fund	114,105,685.295	2,913,832.572	12,326,034.652	383,634.000
		Principal LifeTime 2015 Fund	49,390,399.149	3,112,964.310	5,584,906.213	0.000
		Principal LifeTime 2020 Fund	356,173,343.246	12,817,776.322	28,579,767.336	919,381.799
		Principal LifeTime 2025 Fund	56,419,454.408	4,929,290.450	1,478,187.422	0.000
		Principal LifeTime 2030 Fund	322,657,914.203	16,022,477.268	28,369,661.429	774,565.000
		Principal LifeTime 2035 Fund	40,958,848.638	183,802.414	485,008.255	0.000
		Principal LifeTime 2040 Fund	191,297,124.551	5,700,922.696	16,974,337.707	490,399.933
		Principal LifeTime 2045 Fund	19,996,470.448	312,607.449	0.000	0.000
		Principal LifeTime 2050 Fund	81,375,980.924	2,362,487.708	9,468,326.450	254,912.130
		Principal LifeTime 2055 Fund	3,086,032.274	31,169.143	0.000	0.000
		Principal LifeTime Strategic Income Fund	53,662,364.396	1,750,448.208	2,058,654.960	289,270.528
		Real Estate Securities Fund	78,168,264.966	2,090,183.142	2,183,008.356	8,138,480.184
		SAM Balanced Portfolio	137,249,396.559	6,184,359.979	6,727,491.843	47,886,643.899
		SAM Conservative Balanced Portfolio	49,291,424.814	2,360,045.374	3,088,789.214	14,139,407.529
		SAM Conservative Growth Portfolio	89,906,103.351	3,137,494.361	5,531,611.177	23,883,091.595
		SAM Flexible Income Portfolio	53,386,735.269	3,086,613.863	5,605,653.091	12,688,347.343
		SAM Strategic Growth Portfolio	49,003,787.226	2,445,840.922	3,983,449.585	13,005,297.068
		Short-Term Income Fund	55,788,599.134	1,708,553.238	2,124,823.848	27,582,473.522
		SmallCap Blend Fund	9,548,399.895	832,803.485	715,799.489	430,917.766
		SmallCap Growth Fund	5,710,543.406	244,943.520	401,555.169	610,571.279
		SmallCap Growth Fund I	104,913,366.999	9,715,010.626	3,759,160.460	1,078,660.000
		SmallCap Growth Fund II	15,418,660.620	1,063,311.849	1,668,229.873	1,560.000
		SmallCap S&P 600 Index Fund	18,765,852.657	1,038,406.390	1,118,053.162	1,220,711.347
		SmallCap Value Fund	3,673,052.772	138,026.243	272,903.602	296,499.102
		SmallCap Value Fund II	93,816,686.782	5,746,362.482	7,110,968.173	863,230.000
		Small-MidCap Dividend Income Fund	23,103,995.397	140,041.917	473,638.495	831,559.988
		Tax-Exempt Bond Fund	15,309,873.718	423,070.982	1,395,783.266	3,203,011.509

3	b.	Approval of Amended Fundamental Restriction Relating to Commodities

			For	Against	Abstain	Broker Non-Vote
		Bond & Mortgage Securities Fund	147,425,481.347	6,336,346.611	7,431,978.189	1,446,624.233
		Bond Market Index Fund	93,072,304.042	5,133,577.895	7,385,749.409	12,868.764
		California Municipal Fund	8,884,043.740	541,921.557	1,339,184.110	1,758,278.596
		Core Plus Bond Fund I	258,683,119.456	17,515,808.503	3,753,301.306	4,662,139.874
		Diversified International Fund	253,748,056.770	10,235,602.002	8,507,587.255	6,773,239.097
		Diversified Real Asset Fund	68,173,429.036	303,810.274	900,238.278	10,302,986.664
		Equity Income Fund	140,409,917.955	7,191,123.330	7,911,495.410	19,549,152.492
		Global Diversified Income Fund	91,610,109.140	2,382,489.291	6,207,008.183	29,436,237.153
		Global Multi-Strategy Fund	30,822,166.169	1,660,960.117	0.000	18,597.000
		Global Real Estate Securities Fund	29,862,787.820	3,735,210.140	1,089,807.241	4,477,131.210
		Government & High Quality Bond Fund	106,581,940.232	5,134,928.054	5,536,538.644	18,822,990.918
		High Yield Fund	194,901,420.009	6,212,252.972	13,316,536.108	70,307,379.210
		High Yield Fund I	156,055,411.115	1,667,535.702	221,239.237	973,465.000
		Income Fund	127,325,573.634	4,635,127.988	5,589,898.709	21,976,167.775

			For	Against	Abstain	Broker Non-Vote
		Inflation Protection Fund	78,660,577.532	1,333,781.762	4,666,573.916	2,376,670.482
		International Emerging Markets Fund	47,140,969.654	3,156,357.713	2,112,419.464	4,988,691.656
		International Equity Index Fund	56,605,120.447	2,433,467.404	2,736,371.628	0.000
		International Fund I	102,748,801.463	3,759,573.163	4,240,598.136	3,333,988.000
		International Value Fund I	124,958,810.222	2,436,775.787	16,813,061.788	1,556,344.000
		LargeCap Blend Fund II	78,442,080.504	6,457,182.814	7,240,208.574	7,055,630.748
		LargeCap Growth Fund	189,280,600.983	17,532,903.186	12,354,692.287	14,563,094.222
		LargeCap Growth Fund I	319,634,445.300	25,558,801.106	19,192,935.442	3,584,825.000
		LargeCap Growth Fund II	117,588,503.775	13,757,573.201	9,139,495.447	39,767.000
		LargeCap S&P 500 Index Fund	203,173,999.191	16,010,420.433	12,369,181.451	5,209,035.469
		LargeCap Value Fund	134,013,045.744	5,013,710.522	6,180,358.628	4,931,898.028
		LargeCap Value Fund I	169,825,446.394	13,776,600.281	8,904,114.238	2,002.000
		LargeCap Value Fund III	100,888,748.230	7,293,203.342	3,946,526.137	32,524.835
		MidCap Blend Fund	73,178,178.971	2,972,094.008	3,252,209.490	15,534,302.213
		MidCap Growth Fund	11,676,925.476	551,738.839	215,276.178	152,566.000
		MidCap Growth Fund III	114,635,668.221	5,429,402.066	9,850,635.753	57,853.000
		MidCap S&P 400 Index Fund	19,223,029.521	1,626,155.435	1,408,717.745	2,077,682.450
		MidCap Value Fund I	87,019,826.217	13,863,526.492	4,483,952.221	3,360,558.003
		MidCap Value Fund III	6,063,301.065	177,562.779	593,475.471	26,584.686
		Money Market Fund	704,866,046.646	47,766,411.063	69,214,784.115	156,254,361.970
		Preferred Securities Fund	185,223,382.973	3,391,200.078	8,559,753.195	45,665,079.776
		Principal Capital Appreciation Fund	26,488,501.496	903,712.346	1,444,931.633	4,506,029.093
		Principal LifeTime 2010 Fund	112,445,180.431	4,100,928.918	12,799,443.170	383,634.000
		Principal LifeTime 2015 Fund	48,574,342.130	3,553,332.785	5,960,594.757	0.000
		Principal LifeTime 2020 Fund	352,558,740.327	13,843,578.186	31,168,567.391	919,382.799
		Principal LifeTime 2025 Fund	56,419,454.408	4,929,290.450	1,478,187.422	0.000
		Principal LifeTime 2030 Fund	321,160,165.371	18,741,073.702	27,148,813.827	774,565.000
		Principal LifeTime 2035 Fund	33,337,387.214	7,805,263.838	485,008.255	0.000
		Principal LifeTime 2040 Fund	193,047,944.339	3,879,265.013	17,045,175.602	490,399.933
		Principal LifeTime 2045 Fund	19,996,470.448	312,607.449	0.000	0.000
		Principal LifeTime 2050 Fund	82,802,295.358	2,248,971.333	8,155,528.391	254,912.130
		Principal LifeTime 2055 Fund	3,086,032.274	31,169.143	0.000	0.000
		Principal LifeTime Strategic Income Fund	53,891,834.189	1,600,413.364	1,979,220.011	289,270.528
		Real Estate Securities Fund	78,446,863.186	1,799,293.541	2,195,299.737	8,138,480.184
		SAM Balanced Portfolio	136,788,268.685	6,225,370.106	7,147,604.590	47,886,648.899
		SAM Conservative Balanced Portfolio	47,540,567.040	4,240,847.105	2,958,845.257	14,139,407.529
		SAM Conservative Growth Portfolio	90,250,156.122	2,786,765.095	5,538,285.672	23,883,093.595
		SAM Flexible Income Portfolio	53,282,159.378	3,167,227.222	5,629,616.623	12,688,346.343
		SAM Strategic Growth Portfolio	48,485,639.688	3,098,826.625	3,848,612.420	13,005,296.068
		Short-Term Income Fund	55,742,658.226	1,700,285.822	2,179,031.172	27,582,474.522
		SmallCap Blend Fund	9,572,465.714	884,549.620	639,987.535	430,917.766
		SmallCap Growth Fund	5,615,324.791	318,888.921	422,828.383	610,571.279
		SmallCap Growth Fund I	105,260,894.422	9,487,402.641	3,639,241.022	1,078,660.000
		SmallCap Growth Fund II	14,824,119.655	1,755,881.625	1,570,201.062	1,560.000
		SmallCap S&P 600 Index Fund	18,769,282.018	1,095,372.433	1,057,656.758	1,220,712.347
		SmallCap Value Fund	3,650,330.369	145,250.708	288,402.540	296,498.102
		SmallCap Value Fund II	94,372,395.788	5,434,450.171	6,867,171.478	863,230.000
		Small-MidCap Dividend Income Fund	23,078,169.485	165,867.829	473,638.495	831,559.988
		Tax-Exempt Bond Fund	15,210,549.782	502,916.702	1,415,260.482	3,203,012.509

3	c.	Approval of Amended Fundamental Restriction Relating to Real Estate

			For	Against	Abstain	Broker Non-Vote
		Bond & Mortgage Securities Fund	147,765,449.908	6,914,271.959	6,514,084.280	1,446,624.233
		Bond Market Index Fund	92,745,864.904	5,577,044.157	7,268,722.285	12,868.764
		California Municipal Fund	8,930,990.740	526,334.557	1,307,823.110	1,758,279.596
		Core Plus Bond Fund I	258,625,437.776	18,153,100.737	3,173,690.752	4,662,139.874
		Diversified International Fund	253,802,695.151	10,148,993.384	8,539,557.492	6,773,239.097
		Diversified Real Asset Fund	68,150,759.035	321,939.043	904,778.510	10,302,987.664
		Equity Income Fund	139,093,327.890	8,825,412.508	7,593,791.297	19,549,157.492
		Global Diversified Income Fund	91,332,418.987	2,757,286.701	6,109,903.926	29,436,234.153
		Global Multi-Strategy Fund	32,483,126.286	0.000	0.000	18,597.000
		Global Real Estate Securities Fund	29,823,032.363	3,774,965.597	1,089,807.241	4,477,131.210
		Government & High Quality Bond Fund	106,984,534.043	5,482,734.532	4,786,138.355	18,822,990.918
		High Yield Fund	195,423,651.803	5,815,198.745	13,191,370.541	70,307,367.210

			For	Against	Abstain	Broker Non-Vote
		High Yield Fund I	155,967,002.590	1,768,824.711	208,358.753	973,465.000
		Income Fund	128,047,777.734	4,187,811.006	5,315,011.591	21,976,167.775
		Inflation Protection Fund	78,512,562.275	1,532,765.814	4,615,605.121	2,376,670.482
		International Emerging Markets Fund	46,627,016.384	3,852,128.900	1,930,600.547	4,988,692.656
		International Equity Index Fund	56,605,120.447	2,433,467.404	2,736,371.628	0.000
		International Fund I	100,110,482.012	6,397,892.614	4,240,598.136	3,333,988.000
		International Value Fund I	122,976,708.361	4,418,877.648	16,813,061.788	1,556,344.000
		LargeCap Blend Fund II	78,522,862.049	6,376,401.269	7,240,208.574	7,055,630.748
		LargeCap Growth Fund	189,132,797.781	18,048,284.021	11,987,114.654	14,563,094.222
		LargeCap Growth Fund I	314,688,396.833	31,407,218.679	18,290,567.336	3,584,824.000
		LargeCap Growth Fund II	119,429,337.298	12,722,880.858	8,333,354.267	39,767.000
		LargeCap S&P 500 Index Fund	203,906,441.181	15,425,777.431	12,221,381.463	5,209,036.469
		LargeCap Value Fund	134,869,261.768	5,043,778.427	5,294,074.699	4,931,898.028
		LargeCap Value Fund I	162,801,812.358	13,780,583.957	15,923,764.598	2,002.000
		LargeCap Value Fund III	100,979,633.579	7,256,196.119	3,892,648.011	32,524.835
		MidCap Blend Fund	72,965,224.481	3,299,968.306	3,137,292.682	15,534,299.213
		MidCap Growth Fund	11,865,531.516	374,251.932	204,157.045	152,566.000
		MidCap Growth Fund III	115,967,453.635	5,245,604.937	8,702,647.468	57,853.000
		MidCap S&P 400 Index Fund	18,782,538.086	2,121,987.304	1,353,378.311	2,077,681.450
		MidCap Value Fund I	85,481,501.840	15,200,309.132	4,685,494.958	3,360,557.003
		MidCap Value Fund III	6,144,656.604	193,726.417	495,956.294	26,584.686
		Money Market Fund	703,122,419.535	52,500,243.152	66,224,579.137	156,254,361.970
		Preferred Securities Fund	185,414,226.809	3,163,851.724	8,596,255.713	45,665,081.776
		Principal Capital Appreciation Fund	26,224,097.101	1,289,063.235	1,323,986.139	4,506,028.093
		Principal LifeTime 2010 Fund	113,242,469.548	3,826,096.697	12,276,986.274	383,634.000
		Principal LifeTime 2015 Fund	48,955,857.810	4,048,304.207	5,084,107.655	0.000
		Principal LifeTime 2020 Fund	354,167,065.420	14,471,877.652	28,931,943.832	919,381.799
		Principal LifeTime 2025 Fund	55,991,933.112	5,354,167.321	1,480,831.847	0.000
		Principal LifeTime 2030 Fund	319,787,539.350	19,225,816.232	28,036,697.318	774,565.000
		Principal LifeTime 2035 Fund	33,337,387.214	7,805,263.838	485,008.255	0.000
		Principal LifeTime 2040 Fund	190,575,251.530	6,166,578.508	17,230,554.916	490,399.933
		Principal LifeTime 2045 Fund	19,996,470.448	312,607.449	0.000	0.000
		Principal LifeTime 2050 Fund	81,255,838.495	3,512,187.495	8,438,769.092	254,912.130
		Principal LifeTime 2055 Fund	2,969,311.124	31,611.030	116,279.263	0.000
		Principal LifeTime Strategic Income Fund	53,631,250.623	1,951,456.338	1,888,760.603	289,270.528
		Real Estate Securities Fund	78,241,954.913	2,247,671.662	1,951,830.889	8,138,479.184
		SAM Balanced Portfolio	137,429,936.668	5,762,875.950	6,968,427.763	47,886,651.899
		SAM Conservative Balanced Portfolio	49,438,983.926	2,470,850.969	2,830,425.507	14,139,406.529
		SAM Conservative Growth Portfolio	89,621,682.617	3,372,592.072	5,580,930.200	23,883,095.595
		SAM Flexible Income Portfolio	53,131,196.341	3,520,915.834	5,426,891.048	12,688,346.343
		SAM Strategic Growth Portfolio	48,822,620.301	2,642,835.794	3,967,621.638	13,005,297.068
		Short-Term Income Fund	55,929,117.890	1,651,811.726	2,041,047.604	27,582,472.522
		SmallCap Blend Fund	9,677,167.554	787,481.682	632,353.633	430,917.766
		SmallCap Growth Fund	5,614,277.649	357,832.359	384,932.087	610,571.279
		SmallCap Growth Fund I	103,695,684.287	10,831,953.534	3,859,900.264	1,078,660.000
		SmallCap Growth Fund II	15,346,385.248	1,274,103.865	1,529,713.229	1,560.000
		SmallCap S&P 600 Index Fund	18,692,656.539	1,129,260.271	1,100,395.399	1,220,711.347
		SmallCap Value Fund	3,634,094.852	177,527.319	272,361.446	296,498.102
		SmallCap Value Fund II	94,309,736.693	5,715,406.796	6,648,873.948	863,230.000
		Small-MidCap Dividend Income Fund	23,078,169.485	165,867.829	473,638.495	831,559.988
		Tax-Exempt Bond Fund	15,275,640.216	445,254.454	1,407,831.296	3,203,013.509

3	d.	Approval of Amended Fundamental Restriction Relating to Borrowing

			For	Against	Abstain	Broker Non-Vote
		Bond & Mortgage Securities Fund	148,887,728.889	5,544,381.620	6,761,695.638	1,446,624.233
		California Municipal Fund	8,927,227.622	547,689.675	1,290,231.110	1,758,279.596
		Core Plus Bond Fund I	258,692,676.888	18,085,861.625	3,173,690.752	4,662,139.874
		Diversified International Fund	253,809,499.965	10,352,472.068	8,329,274.994	6,773,238.097
		Equity Income Fund	139,303,401.812	8,646,169.034	7,562,963.849	19,549,154.492
		Global Diversified Income Fund	91,177,568.848	2,801,025.615	6,221,009.151	29,436,240.153
		Global Real Estate Securities Fund	29,262,997.182	3,774,965.597	1,649,842.422	4,477,131.210
		Government & High Quality Bond Fund	105,375,457.952	6,805,544.778	5,072,405.200	18,822,989.918
		High Yield Fund	196,477,690.336	4,626,379.404	13,326,143.349	70,307,375.210
		High Yield Fund I	155,842,407.130	1,893,420.171	208,358.753	973,465.000

			For	Against	Abstain	Broker Non-Vote
		Income Fund	126,616,849.444	5,795,404.271	5,138,346.616	21,976,167.775
		Inflation Protection Fund	77,156,487.877	2,888,840.212	4,615,605.121	2,376,670.482
		International Emerging Markets Fund	46,094,608.302	4,341,181.902	1,973,956.627	4,988,691.656
		International Fund I	100,852,101.093	5,390,591.620	4,506,280.049	3,333,988.000
		International Value Fund I	122,789,112.169	4,606,473.840	16,813,061.788	1,556,344.000
		LargeCap Blend Fund II	77,194,406.355	7,447,829.865	7,497,235.672	7,055,630.748
		LargeCap Growth Fund	189,811,737.700	17,136,463.044	12,219,995.712	14,563,094.222
		LargeCap Growth Fund I	315,018,173.798	29,190,997.155	20,177,010.895	3,584,825.000
		LargeCap Growth Fund II	118,271,654.965	13,668,342.260	8,545,575.198	39,767.000
		LargeCap S&P 500 Index Fund	202,940,046.059	16,071,875.284	12,541,679.732	5,209,035.469
		LargeCap Value Fund	136,299,881.250	3,654,059.634	5,253,173.010	4,931,899.028
		LargeCap Value Fund I	162,991,354.225	13,596,461.121	15,918,345.567	2,002.000
		LargeCap Value Fund III	100,092,992.032	7,601,967.251	4,433,518.426	32,524.835
		MidCap Blend Fund	72,760,910.267	3,475,170.706	3,166,403.496	15,534,300.213
		MidCap Growth Fund	11,725,552.131	520,140.884	198,247.478	152,566.000
		MidCap Growth Fund III	112,704,014.247	7,910,298.727	9,301,393.066	57,853.000
		MidCap S&P 400 Index Fund	19,007,761.905	1,809,279.975	1,440,862.821	2,077,680.450
		MidCap Value Fund I	84,292,855.391	15,960,628.785	5,113,820.754	3,360,558.003
		MidCap Value Fund III	5,945,775.497	372,565.539	515,998.279	26,584.686
		Money Market Fund	703,633,564.194	50,522,437.977	67,691,237.653	156,254,363.970
		Principal Capital Appreciation Fund	26,422,610.045	1,049,333.398	1,365,201.032	4,506,030.093
		Principal LifeTime 2010 Fund	111,929,374.447	4,732,965.798	12,683,212.274	383,634.000
		Principal LifeTime 2015 Fund	48,916,982.943	3,660,014.145	5,511,272.584	0.000
		Principal LifeTime 2020 Fund	349,814,338.350	16,478,964.523	31,277,583.031	919,382.799
		Principal LifeTime 2025 Fund	56,419,454.408	4,929,290.450	1,478,187.422	0.000
		Principal LifeTime 2030 Fund	320,523,566.685	16,970,745.957	29,555,740.258	774,565.000
		Principal LifeTime 2035 Fund	40,667,092.027	475,559.025	485,008.255	0.000
		Principal LifeTime 2040 Fund	188,991,230.779	9,443,172.644	15,537,981.531	490,399.933
		Principal LifeTime 2045 Fund	19,996,470.448	312,607.449	0.000	0.000
		Principal LifeTime 2050 Fund	82,879,094.203	1,974,521.670	8,353,179.209	254,912.130
		Principal LifeTime 2055 Fund	2,969,311.124	31,611.030	116,279.263	0.000
		Principal LifeTime Strategic Income Fund	53,240,451.824	1,590,416.573	2,640,599.167	289,270.528
		Real Estate Securities Fund	77,712,717.045	2,534,226.158	2,194,513.261	8,138,480.184
		SAM Balanced Portfolio	136,704,749.075	6,449,785.889	7,006,711.417	47,886,645.899
		SAM Conservative Balanced Portfolio	48,435,184.895	3,470,810.805	2,834,263.702	14,139,407.529
		SAM Conservative Growth Portfolio	90,271,124.009	2,786,125.000	5,517,957.880	23,883,093.595
		SAM Flexible Income Portfolio	51,249,927.994	4,647,476.149	6,181,597.080	12,688,348.343
		SAM Strategic Growth Portfolio	48,370,528.661	2,703,978.585	4,358,571.487	13,005,296.068
		Short-Term Income Fund	55,927,745.403	1,625,284.020	2,068,948.797	27,582,471.522
		SmallCap Blend Fund	9,565,434.590	824,429.107	707,139.172	430,917.766
		SmallCap Growth Fund	5,628,934.201	402,142.552	325,965.342	610,571.279
		SmallCap Growth Fund I	106,142,637.120	8,545,131.904	3,699,769.061	1,078,660.000
		SmallCap Growth Fund II	15,695,792.344	929,752.591	1,524,657.407	1,560.000
		SmallCap S&P 600 Index Fund	18,646,418.905	1,157,657.576	1,118,235.728	1,220,711.347
		SmallCap Value Fund	3,627,403.206	161,114.403	295,466.008	296,498.102
		SmallCap Value Fund II	94,121,634.711	5,537,121.881	7,015,260.845	863,230.000
		Tax-Exempt Bond Fund	15,239,231.553	478,707.790	1,410,786.623	3,203,013.509

3	e.	Approval of Amended Fundamental Restriction Relating to Making Loans

			For	Against	Abstain	Broker Non-Vote
		Bond & Mortgage Securities Fund	146,609,515.334	6,762,723.057	7,821,567.756	1,446,624.233
		Bond Market Index Fund	91,393,250.647	6,929,658.414	7,268,722.285	12,868.764
		California Municipal Fund	8,982,486.216	507,740.081	1,274,924.110	1,758,277.596
		Core Plus Bond Fund I	258,611,471.579	18,240,671.318	3,100,085.368	4,662,140.874
		Diversified International Fund	252,842,895.774	10,925,425.893	8,722,925.360	6,773,238.097
		Diversified Real Asset Fund	68,117,777.963	321,665.850	938,032.775	10,302,987.664
		Equity Income Fund	139,027,353.785	8,732,608.873	7,752,574.037	19,549,152.492
		Global Diversified Income Fund	91,105,825.841	2,872,952.377	6,220,831.396	29,436,234.153
		Global Multi-Strategy Fund	32,483,126.286	0.000	0.000	18,597.000
		Global Real Estate Securities Fund	29,306,942.718	3,779,457.360	1,601,405.123	4,477,131.210
		Government & High Quality Bond Fund	106,215,268.993	6,192,710.063	4,845,428.874	18,822,989.918
		High Yield Fund	196,277,702.705	4,698,002.411	13,454,513.973	70,307,369.210
		High Yield Fund I	156,092,400.930	1,643,426.371	208,358.753	973,465.000
		Income Fund	126,343,565.496	5,261,664.998	5,945,370.837	21,976,166.775

			For	Against	Abstain	Broker Non-Vote
		Inflation Protection Fund	77,333,197.182	2,712,130.907	4,615,605.121	2,376,670.482
		International Emerging Markets Fund	46,283,717.270	4,021,373.421	2,104,655.140	4,988,692.656
		International Equity Index Fund	57,701,617.581	2,433,467.404	1,639,874.494	0.000
		International Fund I	99,978,182.665	6,530,191.961	4,240,598.136	3,333,988.000
		International Value Fund I	123,151,469.024	4,391,231.894	16,665,946.879	1,556,344.000
		LargeCap Blend Fund II	77,572,983.213	6,407,020.891	8,159,468.788	7,055,629.748
		LargeCap Growth Fund	189,790,521.760	16,710,418.876	12,667,255.820	14,563,094.222
		LargeCap Growth Fund I	317,508,001.909	26,871,913.185	20,006,266.754	3,584,825.000
		LargeCap Growth Fund II	120,264,803.204	9,322,015.824	10,898,753.395	39,767.000
		LargeCap S&P 500 Index Fund	202,413,153.282	16,177,277.285	12,963,170.508	5,209,035.469
		LargeCap Value Fund	134,549,867.314	5,734,908.536	4,922,338.044	4,931,899.028
		LargeCap Value Fund I	162,759,496.140	13,872,151.291	15,874,513.482	2,002.000
		LargeCap Value Fund III	100,080,697.683	7,614,033.830	4,433,746.196	32,524.835
		MidCap Blend Fund	72,211,716.915	3,953,288.921	3,237,474.633	15,534,304.213
		MidCap Growth Fund	11,557,526.154	693,939.545	192,474.794	152,566.000
		MidCap Growth Fund III	112,697,138.670	7,834,458.533	9,384,108.837	57,853.000
		MidCap S&P 400 Index Fund	18,886,004.032	1,906,864.066	1,465,035.603	2,077,681.450
		MidCap Value Fund I	85,722,225.692	14,599,276.714	5,045,803.524	3,360,557.003
		MidCap Value Fund III	5,898,813.091	400,975.992	534,550.232	26,584.686
		Money Market Fund	698,669,522.714	55,228,739.796	67,948,977.314	156,254,363.970
		Preferred Securities Fund	184,996,112.002	3,625,826.667	8,552,393.577	45,665,083.776
		Principal Capital Appreciation Fund	26,181,129.905	1,307,712.832	1,348,301.738	4,506,030.093
		Principal LifeTime 2010 Fund	112,409,768.842	4,635,644.808	12,300,138.869	383,634.000
		Principal LifeTime 2015 Fund	50,375,356.254	2,754,296.845	4,958,616.573	0.000
		Principal LifeTime 2020 Fund	350,639,552.601	18,230,606.537	28,700,726.766	919,382.799
		Principal LifeTime 2025 Fund	56,419,454.408	4,929,290.450	1,478,187.422	0.000
		Principal LifeTime 2030 Fund	319,242,347.231	18,609,346.835	29,198,358.834	774,565.000
		Principal LifeTime 2035 Fund	40,667,092.027	475,559.025	485,008.255	0.000
		Principal LifeTime 2040 Fund	190,315,201.200	8,686,953.079	14,970,230.675	490,399.933
		Principal LifeTime 2045 Fund	19,996,470.448	312,607.449	0.000	0.000
		Principal LifeTime 2050 Fund	80,824,448.131	3,219,149.539	9,163,197.412	254,912.130
		Principal LifeTime 2055 Fund	2,969,311.124	31,611.030	116,279.263	0.000
		Principal LifeTime Strategic Income Fund	52,294,261.829	1,398,987.834	3,778,217.901	289,270.528
		Real Estate Securities Fund	77,897,731.789	2,199,611.441	2,344,111.234	8,138,482.184
		SAM Balanced Portfolio	136,501,195.254	6,585,074.600	7,074,975.527	47,886,646.899
		SAM Conservative Balanced Portfolio	47,226,424.443	4,633,649.118	2,880,185.841	14,139,407.529
		SAM Conservative Growth Portfolio	90,007,490.291	3,063,707.346	5,504,007.252	23,883,095.595
		SAM Flexible Income Portfolio	51,716,990.041	4,759,392.855	5,602,615.327	12,688,351.343
		SAM Strategic Growth Portfolio	48,626,232.329	3,045,416.011	3,761,429.393	13,005,297.068
		Short-Term Income Fund	55,787,490.190	1,767,355.734	2,067,131.296	27,582,472.522
		SmallCap Blend Fund	9,529,470.547	847,602.095	719,930.227	430,917.766
		SmallCap Growth Fund	5,548,088.455	388,340.130	420,613.510	610,571.279
		SmallCap Growth Fund I	104,800,248.588	9,551,679.031	4,035,610.466	1,078,660.000
		SmallCap Growth Fund II	15,415,772.901	1,237,233.455	1,497,195.986	1,560.000
		SmallCap S&P 600 Index Fund	18,452,091.258	1,311,493.707	1,158,727.244	1,220,711.347
		SmallCap Value Fund	3,621,717.950	167,994.878	294,269.789	296,499.102
		SmallCap Value Fund II	93,770,526.149	5,956,800.789	6,946,690.499	863,230.000
		Small-MidCap Dividend Income Fund	23,078,169.485	165,867.829	473,638.495	831,559.988
		Tax-Exempt Bond Fund	15,218,451.878	498,274.465	1,412,001.623	3,203,011.509

3	f.	Approval of Amended Fundamental Restriction Relating to Diversification

			For	Against	Abstain	Broker Non-Vote
		Bond & Mortgage Securities Fund	148,503,080.336	5,686,359.229	7,004,367.582	1,446,623.233
		Bond Market Index Fund	93,901,005.635	4,421,903.426	7,268,722.285	12,868.764
		Core Plus Bond Fund I	261,767,904.561	14,431,023.398	3,753,301.306	4,662,139.874
		Diversified International Fund	255,405,304.442	8,963,592.247	8,122,349.338	6,773,239.097
		Diversified Real Asset Fund	68,197,811.354	285,861.935	893,804.299	10,302,986.664
		Equity Income Fund	140,558,909.032	6,944,456.580	8,009,168.083	19,549,155.492
		Global Diversified Income Fund	91,544,874.136	2,416,358.401	6,238,379.077	29,436,232.153
		Government & High Quality Bond Fund	107,652,522.252	4,635,365.207	4,965,520.471	18,822,989.918
		High Yield Fund	197,127,450.881	4,126,167.822	13,176,592.386	70,307,377.210
		High Yield Fund I	155,568,602.211	2,179,818.832	195,765.011	973,465.000
		Income Fund	125,604,704.242	5,853,459.304	6,092,437.785	21,976,166.775
		Inflation Protection Fund	78,715,570.979	1,328,986.103	4,616,376.128	2,376,670.482

			For	Against	Abstain	Broker Non-Vote
		International Emerging Markets Fund	46,931,095.398	3,337,283.010	2,141,368.423	4,988,691.656
		International Equity Index Fund	57,069,191.459	3,065,893.525	1,639,874.495	0.000
		International Fund I	101,612,782.261	4,895,589.976	4,240,599.525	3,333,989.000
		International Value Fund I	124,707,036.386	2,688,549.623	16,813,061.788	1,556,344.000
		LargeCap Blend Fund II	79,453,949.180	5,413,926.679	7,271,596.033	7,055,630.748
		LargeCap Growth Fund	191,551,127.252	15,124,056.845	12,493,012.359	14,563,094.222
		LargeCap Growth Fund I	320,576,615.505	23,334,236.687	20,475,330.656	3,584,824.000
		LargeCap Growth Fund II	122,203,007.041	9,671,997.500	8,610,567.882	39,767.000
		LargeCap S&P 500 Index Fund	206,459,459.407	12,948,897.479	12,145,244.189	5,209,035.469
		LargeCap Value Fund	134,212,748.173	6,002,270.926	4,992,094.795	4,931,899.028
		LargeCap Value Fund I	162,714,831.469	13,907,573.941	15,883,755.503	2,002.000
		LargeCap Value Fund III	103,267,218.334	4,234,938.908	4,626,320.467	32,524.835
		MidCap Blend Fund	73,122,164.986	3,098,907.841	3,181,414.642	15,534,297.213
		MidCap Growth Fund	11,823,181.059	388,429.216	232,330.218	152,566.000
		MidCap Growth Fund III	114,438,740.252	6,042,856.057	9,434,109.731	57,853.000
		MidCap S&P 400 Index Fund	19,249,889.352	1,573,174.825	1,434,839.524	2,077,681.450
		MidCap Value Fund I	88,481,608.210	12,242,774.825	4,642,922.895	3,360,557.003
		MidCap Value Fund III	6,020,291.795	248,494.602	565,552.918	26,584.686
		Money Market Fund	697,517,671.335	58,110,859.738	66,218,709.751	156,254,362.970
		Preferred Securities Fund	185,636,574.606	2,984,300.776	8,553,463.864	45,665,076.776
		Principal Capital Appreciation Fund	26,454,062.132	1,012,214.104	1,370,869.239	4,506,029.093
		Principal LifeTime 2010 Fund	113,784,298.427	2,604,806.941	12,956,447.151	383,634.000
		Principal LifeTime 2015 Fund	49,258,129.517	3,275,474.068	5,554,666.087	0.000
		Principal LifeTime 2020 Fund	354,991,727.821	12,399,317.791	30,179,841.292	919,381.799
		Principal LifeTime 2025 Fund	56,419,454.408	4,929,290.450	1,478,187.422	0.000
		Principal LifeTime 2030 Fund	327,376,612.042	14,291,038.544	25,382,402.314	774,565.000
		Principal LifeTime 2035 Fund	33,337,387.214	7,805,263.838	485,008.255	0.000
		Principal LifeTime 2040 Fund	193,793,855.962	4,538,024.229	15,640,504.763	490,399.933
		Principal LifeTime 2045 Fund	19,996,470.448	312,607.449	0.000	0.000
		Principal LifeTime 2050 Fund	83,619,452.968	1,734,137.770	7,853,204.344	254,912.130
		Principal LifeTime 2055 Fund	3,049,648.545	67,552.872	0.000	0.000
		Principal LifeTime Strategic Income Fund	53,338,656.166	1,679,241.623	2,453,569.775	289,270.528
		SAM Balanced Portfolio	137,988,305.237	5,307,114.880	6,865,823.264	47,886,648.899
		SAM Conservative Balanced Portfolio	48,813,062.218	3,157,734.466	2,769,463.718	14,139,406.529
		SAM Conservative Growth Portfolio	90,541,931.502	2,490,300.479	5,542,975.908	23,883,092.595
		SAM Flexible Income Portfolio	53,759,105.845	2,918,411.789	5,401,483.589	12,688,348.343
		SAM Strategic Growth Portfolio	48,907,246.154	2,395,401.958	4,130,432.621	13,005,294.068
		Short-Term Income Fund	56,025,942.081	1,563,193.586	2,032,839.553	27,582,474.522
		SmallCap Blend Fund	9,652,100.752	794,707.905	650,194.212	430,917.766
		SmallCap Growth Fund	5,669,585.341	279,256.402	408,200.352	610,571.279
		SmallCap Growth Fund I	105,737,898.124	9,169,577.442	3,480,062.519	1,078,660.000
		SmallCap Growth Fund II	15,428,965.625	1,184,848.081	1,536,388.636	1,560.000
		SmallCap S&P 600 Index Fund	18,931,488.588	904,364.973	1,086,458.648	1,220,711.347
		SmallCap Value Fund	3,640,704.170	153,356.734	289,922.713	296,498.102
		SmallCap Value Fund II	93,990,758.766	5,683,272.026	6,999,986.645	863,230.000
		Small-MidCap Dividend Income Fund	23,244,037.314	0.000	473,638.495	831,559.988
		Tax-Exempt Bond Fund	15,320,987.033	409,479.484	1,398,260.449	3,203,012.509

3	g.	Approval of Amended Fundamental Restriction Relating to Concentration

			For	Against	Abstain	Broker Non-Vote
		Bond & Mortgage Securities Fund	147,689,756.785	6,034,807.033	7,469,243.329	1,446,623.233
		Bond Market Index Fund	93,901,005.635	4,421,903.426	7,268,722.285	12,868.764
		California Municipal Fund	8,882,249.171	494,225.126	1,388,675.110	1,758,278.596
		Core Plus Bond Fund I	258,717,336.672	18,017,131.894	3,217,760.699	4,662,139.874
		Diversified International Fund	253,639,898.310	10,446,540.208	8,404,807.509	6,773,239.097
		Equity Income Fund	140,105,814.283	7,294,044.183	8,112,678.229	19,549,152.492
		Global Multi-Strategy Fund	32,483,126.286	0.000	0.000	18,597.000
		Government & High Quality Bond Fund	107,115,752.006	4,749,667.949	5,387,988.975	18,822,988.918
		High Yield Fund	195,111,264.131	5,883,538.307	13,435,422.651	70,307,363.210
		High Yield Fund I	155,598,366.109	2,124,580.708	221,239.237	973,465.000
		Income Fund	124,934,751.088	6,513,457.494	6,102,392.749	21,976,166.775
		Inflation Protection Fund	78,589,830.503	1,461,597.665	4,609,505.042	2,376,670.482
		International Emerging Markets Fund	47,765,564.086	2,519,554.733	2,124,628.012	4,988,691.656
		International Equity Index Fund	57,069,191.399	2,433,467.404	2,272,300.676	0.000

			For	Against	Abstain	Broker Non-Vote
		International Fund I	100,538,734.417	5,563,188.727	4,647,048.618	3,333,989.000
		International Value Fund I	124,260,754.921	2,886,512.972	17,061,379.904	1,556,344.000
		LargeCap Blend Fund II	76,844,808.306	7,625,047.633	7,669,615.953	7,055,630.748
		LargeCap Growth Fund	186,853,352.930	19,959,446.057	12,355,396.469	14,563,095.222
		LargeCap Growth Fund I	318,785,592.940	24,682,307.579	20,918,282.329	3,584,824.000
		LargeCap Growth Fund II	119,475,451.805	10,041,281.201	10,968,839.417	39,767.000
		LargeCap S&P 500 Index Fund	203,978,473.501	14,369,574.590	13,205,553.984	5,209,034.469
		LargeCap Value Fund	134,548,672.718	5,390,705.450	5,267,735.726	4,931,899.028
		LargeCap Value Fund I	162,759,337.870	13,826,548.072	15,920,274.971	2,002.000
		LargeCap Value Fund III	104,330,884.594	3,701,819.417	4,095,773.698	32,524.835
		MidCap Blend Fund	73,343,730.871	2,880,966.777	3,177,784.821	15,534,302.213
		MidCap Growth Fund	11,757,989.988	425,821.936	260,128.569	152,566.000
		MidCap Growth Fund III	114,363,360.013	5,471,886.426	10,080,459.601	57,853.000
		MidCap S&P 400 Index Fund	19,037,071.306	1,650,149.490	1,570,682.905	2,077,681.450
		MidCap Value Fund I	87,675,722.145	12,832,782.428	4,858,801.357	3,360,557.003
		MidCap Value Fund III	6,000,584.131	238,788.919	594,966.265	26,584.686
		Money Market Fund	699,215,851.531	44,933,278.155	77,698,111.138	156,254,362.970
		Principal Capital Appreciation Fund	26,432,316.752	1,037,404.168	1,367,424.555	4,506,029.093
		Principal LifeTime 2010 Fund	113,361,838.784	2,980,354.599	13,003,359.136	383,634.000
		Principal LifeTime 2015 Fund	49,948,865.696	3,019,824.809	5,119,579.167	0.000
		Principal LifeTime 2020 Fund	354,561,554.931	12,355,548.171	30,653,783.802	919,381.799
		Principal LifeTime 2025 Fund	56,419,454.408	4,929,290.450	1,478,187.422	0.000
		Principal LifeTime 2030 Fund	321,199,003.707	15,000,230.913	30,850,818.280	774,565.000
		Principal LifeTime 2035 Fund	40,958,848.638	183,802.414	485,008.255	0.000
		Principal LifeTime 2040 Fund	192,843,636.455	4,023,333.223	17,105,415.276	490,399.933
		Principal LifeTime 2045 Fund	19,996,470.448	312,607.449	0.000	0.000
		Principal LifeTime 2050 Fund	82,844,581.802	2,014,702.733	8,347,509.547	254,913.130
		Principal LifeTime 2055 Fund	3,049,648.545	67,552.872	0.000	0.000
		Principal LifeTime Strategic Income Fund	52,589,678.300	1,493,031.931	3,388,757.333	289,270.528
		SAM Balanced Portfolio	136,730,603.765	6,039,686.812	7,390,956.804	47,886,644.899
		SAM Conservative Balanced Portfolio	49,522,645.495	2,223,779.090	2,993,835.817	14,139,406.529
		SAM Conservative Growth Portfolio	90,506,721.679	2,804,484.498	5,264,001.712	23,883,092.595
		SAM Flexible Income Portfolio	53,450,903.355	3,041,030.921	5,587,065.947	12,688,349.343
		SAM Strategic Growth Portfolio	49,085,727.238	2,180,993.645	4,166,356.850	13,005,297.068
		Short-Term Income Fund	55,923,755.303	1,610,463.200	2,087,757.717	27,582,473.522
		SmallCap Blend Fund	9,640,918.563	807,885.521	648,198.785	430,917.766
		SmallCap Growth Fund	5,605,374.743	330,832.936	420,834.416	610,571.279
		SmallCap Growth Fund I	105,174,779.330	9,142,421.669	4,070,337.086	1,078,660.000
		SmallCap Growth Fund II	15,499,654.321	1,101,896.312	1,548,651.709	1,560.000
		SmallCap S&P 600 Index Fund	18,588,061.647	1,088,344.084	1,245,906.478	1,220,711.347
		SmallCap Value Fund	3,635,844.620	163,015.032	285,122.965	296,499.102
		SmallCap Value Fund II	94,095,210.541	5,590,272.600	6,988,534.296	863,230.000
		Small-MidCap Dividend Income Fund	23,185,656.203	58,381.111	473,638.495	831,559.988
		Tax-Exempt Bond Fund	15,250,415.664	447,984.395	1,430,326.907	3,203,012.509

3	h.	Approval of Amended Fundamental Restriction Relating to Underwriting

			For	Against	Abstain	Broker Non-Vote
		Principal LifeTime 2010 Fund	114,140,626.500	2,616,585.644	12,588,340.375	383,634.000
		Principal LifeTime 2015 Fund	49,089,590.796	3,245,917.749	5,752,761.127	0.000
		Principal LifeTime 2020 Fund	351,042,712.802	15,106,014.563	31,422,159.539	919,381.799
		Principal LifeTime 2025 Fund	56,419,454.408	4,929,290.450	1,478,187.422	0.000
		Principal LifeTime 2030 Fund	323,904,466.250	15,571,028.829	27,574,557.821	774,565.000
		Principal LifeTime 2035 Fund	40,972,734.220	169,916.832	485,008.255	0.000
		Principal LifeTime 2040 Fund	189,912,248.503	8,131,520.457	15,928,615.994	490,399.933
		Principal LifeTime 2045 Fund	19,996,470.448	312,607.449	0.000	0.000
		Principal LifeTime 2050 Fund	82,544,688.610	1,967,474.945	8,694,631.527	254,912.130
		Principal LifeTime 2055 Fund	3,049,648.545	67,552.872	0.000	0.000
		Principal LifeTime Strategic Income Fund	52,456,696.562	1,300,344.217	3,714,426.785	289,270.528
		SAM Balanced Portfolio	137,458,438.821	5,880,874.783	6,821,931.777	47,886,646.899
		SAM Conservative Balanced Portfolio	49,203,623.275	2,369,414.888	3,167,222.239	14,139,406.529
		SAM Conservative Growth Portfolio	90,638,671.091	2,666,431.330	5,270,106.468	23,883,091.595
		SAM Flexible Income Portfolio	52,668,033.111	4,026,315.921	5,384,651.191	12,688,349.343
		SAM Strategic Growth Portfolio	48,540,199.544	2,841,960.974	4,050,919.215	13,005,295.068

3	i.	Approval of Elimination of Fundamental Restriction Relating to Short Sales

			For	Against	Abstain	Broker Non-Vote
		Bond & Mortgage Securities Fund	145,709,353.948	8,097,641.192	7,386,810.007	1,446,625.233
		Bond Market Index Fund	87,453,449.505	10,841,014.804	7,297,167.037	12,868.764
		California Municipal Fund	8,858,251.527	566,323.770	1,340,573.110	1,758,279.596
		Diversified International Fund	251,937,942.341	11,968,661.429	8,584,643.257	6,773,238.097
		Diversified Real Asset Fund	68,014,268.309	411,412.705	951,795.574	10,302,987.664
		Equity Income Fund	136,464,298.750	10,069,324.660	8,978,908.287	19,549,157.492
		Global Diversified Income Fund	90,650,695.936	3,175,621.339	6,373,282.339	29,436,244.153
		Global Real Estate Securities Fund	29,727,632.673	3,870,365.287	1,089,807.241	4,477,131.210
		Government & High Quality Bond Fund	104,317,738.793	8,310,235.688	4,625,432.449	18,822,990.918
		High Yield Fund	193,706,266.092	7,265,701.498	13,458,247.499	70,307,373.210
		High Yield Fund I	155,429,967.608	2,306,960.785	207,257.661	973,465.000
		Income Fund	124,829,004.281	6,779,066.979	5,942,529.071	21,976,167.775
		Inflation Protection Fund	76,666,288.368	2,774,669.130	5,219,975.712	2,376,670.482
		International Emerging Markets Fund	45,446,393.767	4,431,468.510	2,531,882.554	4,988,693.656
		International Equity Index Fund	54,826,149.560	4,212,438.291	2,736,371.628	0.000
		International Value Fund I	122,711,111.649	4,920,944.296	16,576,591.852	1,556,344.000
		LargeCap Blend Fund II	75,559,552.754	8,885,449.775	7,694,469.363	7,055,630.748
		LargeCap Growth Fund	185,915,064.812	20,494,459.580	12,758,670.064	14,563,096.222
		LargeCap Growth Fund I	307,735,176.450	35,949,887.093	20,701,118.305	3,584,825.000
		LargeCap Growth Fund II	120,277,903.631	11,436,968.872	8,770,699.920	39,767.000
		LargeCap S&P 500 Index Fund	198,488,470.210	19,916,640.517	13,148,489.348	5,209,036.469
		LargeCap Value Fund	132,282,099.354	5,272,143.751	7,652,870.789	4,931,899.028
		LargeCap Value Fund I	162,459,041.200	13,810,839.918	16,236,279.795	2,002.000
		LargeCap Value Fund III	99,571,908.097	8,597,871.261	3,958,698.351	32,524.835
		MidCap Blend Fund	70,709,143.192	4,645,545.992	4,047,793.285	15,534,302.213
		MidCap Growth Fund	11,498,412.666	691,152.007	254,375.820	152,566.000
		MidCap Growth Fund III	109,650,292.585	11,190,382.514	9,075,030.941	57,853.000
		MidCap S&P 400 Index Fund	18,415,457.778	2,415,404.184	1,427,041.739	2,077,681.450
		MidCap Value Fund I	81,206,327.119	19,952,354.804	4,208,623.007	3,360,558.003
		MidCap Value Fund III	5,744,888.227	599,945.566	489,505.522	26,584.686
		Money Market Fund	669,844,130.507	86,585,197.457	65,417,911.860	156,254,363.970
		Preferred Securities Fund	183,657,009.795	4,760,101.177	8,757,223.274	45,665,081.776
		Principal Capital Appreciation Fund	26,026,035.212	1,510,771.892	1,300,337.371	4,506,030.093
		Principal LifeTime 2010 Fund	110,989,364.553	5,594,971.562	12,761,216.404	383,634.000
		Principal LifeTime 2015 Fund	48,786,726.277	4,233,178.351	5,068,365.044	0.000
		Principal LifeTime 2020 Fund	344,628,990.556	23,674,726.764	29,267,169.584	919,381.799
		Principal LifeTime 2025 Fund	55,994,577.537	5,354,167.321	1,478,187.422	0.000
		Principal LifeTime 2030 Fund	314,476,862.502	24,371,866.757	28,201,323.641	774,565.000
		Principal LifeTime 2035 Fund	33,323,501.632	7,819,149.420	485,008.255	0.000
		Principal LifeTime 2040 Fund	183,906,826.331	11,951,863.529	18,113,695.094	490,399.933
		Principal LifeTime 2045 Fund	19,996,470.448	312,607.449	0.000	0.000
		Principal LifeTime 2050 Fund	79,732,811.441	5,595,304.911	7,878,677.730	254,913.130
		Principal LifeTime 2055 Fund	3,049,648.545	67,552.872	0.000	0.000
		Principal LifeTime Strategic Income Fund	52,346,277.707	1,726,586.910	3,398,602.947	289,270.528
		Real Estate Securities Fund	76,427,878.453	3,682,553.290	2,331,021.721	8,138,483.184
		SAM Balanced Portfolio	136,042,050.504	7,140,938.473	6,978,251.404	47,886,651.899
		SAM Conservative Balanced Portfolio	48,894,240.100	2,788,510.282	3,057,509.020	14,139,407.529
		SAM Conservative Growth Portfolio	88,801,149.502	4,295,139.327	5,478,920.060	23,883,091.595
		SAM Flexible Income Portfolio	52,933,048.521	3,587,981.500	5,557,969.202	12,688,350.343
		SAM Strategic Growth Portfolio	48,114,938.425	3,348,719.660	3,969,419.648	13,005,297.068
		Short-Term Income Fund	55,435,789.462	2,074,634.928	2,111,552.830	27,582,472.522
		SmallCap Blend Fund	9,608,809.041	770,653.985	717,539.843	430,917.766
		SmallCap Growth Fund	5,536,690.425	382,746.232	437,605.438	610,571.279
		SmallCap Growth Fund I	104,262,395.415	10,539,007.113	3,586,135.557	1,078,660.000
		SmallCap Growth Fund II	14,533,839.878	1,824,800.038	1,791,562.426	1,560.000
		SmallCap S&P 600 Index Fund	18,104,663.743	1,680,553.398	1,137,096.068	1,220,710.347
		SmallCap Value Fund	3,547,537.690	228,181.823	308,262.104	296,500.102
		SmallCap Value Fund II	92,035,596.403	6,881,615.135	7,756,805.899	863,230.000
		Small-MidCap Dividend Income Fund	23,053,974.365	140,042.985	523,657.459	831,560.988
		Tax-Exempt Bond Fund	15,037,250.258	614,759.788	1,476,716.920	3,203,012.509

4.	Approval of Reclassification of the Global Real Estate Securities Fund from a “Diversified” to a “Non-Diversified” Fund

	For	Against	Abstain	Broker Non-Vote
Global Real Estate Securities Fund	29,729,587.765	3,864,903.256	1,093,314.180	4,477,131.210

5.	Approval of New Sub-Advisory Agreement with Principal Global Investors, LLC as Sub-Advisor to the High Yield Fund

	For	Against	Abstain	Broker Non-Vote
High Yield Fund	197,209,963.203	3,903,200.544	13,317,065.342	70,307,359.210

Intentionally Left Blank

Intentionally Left Blank

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To obtain an additional prospectus, please contact your financial professional or call 800-222-5852.

Insurance products and plan administrative services are provided by Principal life Insurance Company. Principal Funds, Inc. is distributed by Principal Funds Distributor, Inc., 800-222-5852, Member SIPC.

Principal Life and Principal Funds Distributor are members of the Principal Financial Group®, Des Moines, IA 50392.

FV382-06 | 06/2012 | #t120517022i
©2012 Principal Financial Services, Inc.